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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investment Company
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end:	October 31
Date of reporting period:	November 1, 2013 – April 30, 2014

Item 1. Reports to Stockholders

2014 SEMI-ANNUAL REPORT

Russell Funds

April 30, 2014

FUND	SHARE CLASS
U.S. Equity Funds
Russell U.S. Core Equity Fund	A, C, E, I, S, Y
Russell U.S. Defensive Equity Fund	A, C, E, I, S, Y
Russell U.S. Dynamic Equity Fund	A, C, E, I, S, Y
Russell U.S. Strategic Equity Fund	A, C, E, S
Russell U.S. Large Cap Equity Fund	A, C, S
Russell U.S. Mid Cap Equity Fund	A, C, S
Russell U.S. Small Cap Equity Fund	A, C, E, I, S, Y
International and Global Equity Funds
Russell International Developed Markets Fund	A, C, E, I, S, Y
Russell Global Equity Fund	A, C, E, S, Y
Russell Emerging Markets Fund	A, C, E, S, Y
Tax-Managed Equity Funds
Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S
Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S
Taxable Fixed Income Funds
Russell Global Opportunistic Credit Fund	A, C, E, S, Y
Russell Strategic Bond Fund	A, C, E, I, S, Y
Russell Investment Grade Bond Fund	A, C, E, I, S, Y
Russell Short Duration Bond Fund	A, C, E, S, Y
Tax Exempt Fixed Income Funds
Russell Tax Exempt Bond Fund	A, C, E, S
Alternative and Specialty Funds
Russell Commodity Strategies Fund	A, C, E, S, Y
Russell Global Infrastructure Fund	A, C, E, S, Y
Russell Global Real Estate Securities Fund	A, C, E, S, Y
Russell Multi-Strategy Alternative Fund	A, C, E, S, Y
Russell Strategic Call Overwriting Fund	S

Russell Investment
Company

Russell Investment Company is a
series investment company with
37 different investment portfolios
referred to as Funds. These
financial statements report on 22 of
these Funds.

Russell Investment Company

Russell Funds

Semi-annual Report

April 30, 2014 (Unaudited)

Table of Contents

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company Russell U.S. Core Equity Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,069.10	$1,019.39
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$5.59	$5.46

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,065.30	$1,015.67

Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$9.42	$9.20
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.84%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2013	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2014	$1,069.10	$1,019.39
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$5.59	$5.46
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Core Equity Fund 3

Russell Investment Company Russell U.S. Core Equity Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,070.90	$1,021.03
Expenses Paid During Period*	$3.90	$3.81

* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,070.40	$1,020.63
Expenses Paid During Period*	$4.31	$4.21

* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,071.50	$1,021.62
Expenses Paid During Period*	$3.29	$3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4 Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 96.5%			Yum! Brands, Inc.	152,228	11,720
Consumer Discretionary - 13.4%					255,859
Advance Auto Parts, Inc.	19,640	2,382
Amazon.com, Inc.(Æ)	37,192	11,311	Consumer Staples - 5.5%
Ascena Retail Group, Inc.(Æ)	9,500	163	Altria Group, Inc.	208,212	8,351
AutoZone, Inc.(Æ)	5,350	2,856	Andersons, Inc. (The)	34,650	2,158
Big Lots, Inc.(Æ)	12,700	502	Archer-Daniels-Midland Co.	19,500	853
Brinker International, Inc.	38,041	1,869	Bunge, Ltd.	13,800	1,099
Buffalo Wild Wings, Inc.(Æ)	3,050	446	Church & Dwight Co., Inc.	8,120	560
Carnival Corp.	72,880	2,865	Coca-Cola Co. (The)	229,822	9,375
CBS Corp. Class B	55,400	3,200	Colgate-Palmolive Co.	180,332	12,136
Chipotle Mexican Grill, Inc. Class A(Æ)	2,142	1,068	Constellation Brands, Inc. Class A(Æ)	25,282	2,019
Choice Hotels International, Inc.	8,300	367	CVS Caremark Corp.	101,936	7,413
Comcast Corp. Class A(Æ)	193,991	10,041	General Mills, Inc.	7,620	404
Costco Wholesale Corp.	45,199	5,229	Hershey Co. (The)	33,700	3,243
DIRECTV(Æ)	55,310	4,292	Kellogg Co.	3,175	212
eBay, Inc.(Æ)	134,590	6,976	Kimberly-Clark Corp.	4,560	512
Estee Lauder Cos., Inc. (The) Class A	45,364	3,292	Kroger Co. (The)	75,000	3,453
Ford Motor Co.	655,050	10,579	Lorillard, Inc.	23,700	1,408
General Motors Co.	34,900	1,203	Molson Coors Brewing Co. Class B	30,200	1,811
Harman International Industries, Inc.	13,600	1,491	Mondelez International, Inc. Class A	22,174	791
Home Depot, Inc.	129,770	10,318	Monster Beverage Corp.(Æ)	28,585	1,914
Johnson Controls, Inc.	330,311	14,910	PepsiCo, Inc.	59,386	5,101
Las Vegas Sands Corp.	113,322	8,967	Philip Morris International, Inc.	193,951	16,569
Lennar Corp. Class A	56,040	2,163	Procter & Gamble Co. (The)	205,363	16,953
Lowe's Cos., Inc.	247,530	11,364	Reynolds American, Inc.	50,751	2,864
Macy's, Inc.	8,700	500	Sysco Corp.	7,038	256
Marriott International, Inc. Class A	67,820	3,929	Walgreen Co.	5,833	396
McDonald's Corp.	11,984	1,215	Whole Foods Market, Inc.	116,130	5,772
Meritage Homes Corp.(Æ)	9,190	355			105,623
Michael Kors Holdings, Ltd.(Æ)	39,057	3,562
Nike, Inc. Class B	87,633	6,393	Energy - 10.7%
Norwegian Cruise Line Holdings, Ltd.(Æ)	7,700	252	Apache Corp.	9,900	859
NVR, Inc.(Æ)	252	271	Arch Coal, Inc.	655,247	3,001
Office Depot, Inc.(Æ)	212,630	870	Baker Hughes, Inc.	27,600	1,929
Omnicom Group, Inc.	82,442	5,580	BP PLC - ADR	106,100	5,371
O'Reilly Automotive, Inc.(Æ)	2,900	431	Cameron International Corp.(Æ)	50,750	3,297
Orient-Express Hotels, Ltd. Class A(Æ)	17,317	227	Chesapeake Energy Corp.	190,460	5,476
Penn National Gaming, Inc.(Æ)	11,300	126	Chevron Corp.	140,893	17,685
PetSmart, Inc.	27,000	1,827	Cimarex Energy Co.	8,500	1,012
Priceline Group, Inc. (The)(Æ)	2,371	2,745	ConocoPhillips	172,529	12,821
Ralph Lauren Corp. Class A	21,200	3,209	CONSOL Energy, Inc.	45,608	2,030
Ross Stores, Inc.	25,200	1,716	Continental Resources, Inc.(Æ)	11,400	1,579
Royal Caribbean Cruises, Ltd.	58,977	3,133	Devon Energy Corp.	48,810	3,417
Starbucks Corp.	188,562	13,316	EOG Resources, Inc.	17,600	1,725
Starwood Hotels & Resorts Worldwide, Inc.	96,720	7,414	Exxon Mobil Corp.	448,072	45,887
Target Corp.	140,607	8,683	Halliburton Co.	322,400	20,334
Taylor Morrison Home Corp. Class A(Æ)	19,060	404	Magna International, Inc. Class A	5,922	580
Time Warner, Inc.	203,133	13,500	Marathon Oil Corp.	299,298	10,820
TJX Cos., Inc.	61,877	3,600	Marathon Petroleum Corp.	10,762	1,000
Toll Brothers, Inc.(Æ)	104,020	3,562	Nabors Industries, Ltd.	18,400	470
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	19,727	1,730	National Oilwell Varco, Inc.	661	52
Under Armour, Inc. Class A(Æ)	25,238	1,234	Newfield Exploration Co.(Æ)	9,900	335
Viacom, Inc. Class B	149,730	12,724	Occidental Petroleum Corp.	116,572	11,162
Wal-Mart Stores, Inc.	61,050	4,866	Patterson-UTI Energy, Inc.	10,300	335
Walt Disney Co. (The)	194,858	15,460	PBF Energy, Inc. Class A	2,500	77
Whirlpool Corp.	22,500	3,451	Peabody Energy Corp.	208,207	3,958
			Phillips 66(Æ)	132,400	11,018
			Pioneer Natural Resources Co.	44,029	8,509

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 5

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Schlumberger, Ltd.	115,309	11,710	KeyCorp	72,430	988
Southwestern Energy Co.(Æ)	115,800	5,544	Lincoln National Corp.	76,300	3,701
Spectra Energy Corp.	7,917	314	Loews Corp.	195,363	8,590
Valero Energy Corp.	11,600	663	Marsh & McLennan Cos., Inc.	6,523	322
Weatherford International, Ltd.(Æ)	268,326	5,635	MasterCard, Inc. Class A	150,333	11,057
Whiting Petroleum Corp.(Æ)	48,500	3,575	MBIA, Inc.(Æ)	4,800	58
WPX Energy, Inc.(Æ)	37,580	800	MetLife, Inc.	79,541	4,164
		202,980	Morgan Stanley	137,975	4,268
			PartnerRe, Ltd. - ADR	32,890	3,467
Financial Services - 18.4%			PNC Financial Services Group, Inc. (The)	279,000	23,447
ACE, Ltd.	105,571	10,802	Principal Financial Group, Inc.	9,500	445
Aflac, Inc.	22,613	1,418	Prosperity Bancshares, Inc.	7,300	431
Allstate Corp. (The)	64,842	3,693	Protective Life Corp.	2,000	102
American Express Co.	314,190	27,470	Prudential Financial, Inc.	72,600	5,857
American International Group, Inc.	51,769	2,750	Public Storage(ö)	1,699	298
American Tower Corp. Class A(ö)	3,076	257	Raymond James Financial, Inc.	11,800	586
Aon PLC	89,420	7,590	Regions Financial Corp.	193,583	1,963
Arch Capital Group, Ltd.(Æ)	7,200	413	Santander Consumer USA Holdings, Inc.(Æ)	189,400	4,307
Artisan Partners Asset Management, Inc.			SEI Investments Co.	6,300	204
Class A	3,400	197	Selective Insurance Group, Inc.	7,500	172
Aspen Insurance Holdings, Ltd.	88,900	4,070	Signature Bank(Æ)	1,420	169
Assurant, Inc.	13,600	917	State Street Corp.	281,600	18,180
Assured Guaranty, Ltd.	83,299	1,992	SunTrust Banks, Inc.	165,393	6,328
Axis Capital Holdings, Ltd.	46,400	2,123	SVB Financial Group(Æ)	3,130	334
Bank of America Corp.	2,045,746	30,973	Symetra Financial Corp.	10,158	210
Bank of New York Mellon Corp. (The)	25,400	860	TCF Financial Corp.	21,100	331
Barclays PLC - ADR	74,634	1,277	TD Ameritrade Holding Corp.	21,200	676
Berkshire Hathaway, Inc. Class B(Æ)	35,583	4,585	Thomson Reuters Corp.	4,188	152
BlackRock, Inc. Class A	191	57	Travelers Cos., Inc. (The)	52,786	4,781
Brandywine Realty Trust(ö)	11,000	160	Twenty-First Century Fox, Inc.(Æ)	108,200	3,465
Capital One Financial Corp.	153,400	11,336	US Bancorp	7,658	312
Cathay General Bancorp	6,200	146	Visa, Inc. Class A	110,002	22,288
CBOE Holdings, Inc.	35,000	1,868	Voya Financial, Inc.	15,100	534
Chubb Corp. (The)	32,787	3,019	Waddell & Reed Financial, Inc. Class A	33,411	2,254
CIT Group, Inc.	9,900	426	Washington Federal, Inc.	2,400	52
Citigroup, Inc.	520,562	24,940	Webster Financial Corp.	2,200	66
Columbia Property Trust, Inc.(ö)	15,667	444	Wells Fargo & Co.	326,400	16,202
Comerica, Inc.	20,800	1,003	Western Alliance Bancorp(Æ)	2,700	62
Cullen/Frost Bankers, Inc.	3,400	260	XL Group PLC Class A	26,400	828
DCT Industrial Trust, Inc.(ö)	68,100	533	Zions Bancorporation	4,300	124
Discover Financial Services	96,830	5,413			350,528
Douglas Emmett, Inc.(ö)	13,500	373
E*Trade Financial Corp.(Æ)	9,100	204	Health Care - 16.3%
Everest Re Group, Ltd.	16,630	2,628	Abbott Laboratories	178,325	6,908
Fifth Third Bancorp	20,700	427	Actavis PLC(Æ)	19,094	3,901
First Financial Holdings, Inc.	4,100	236	Aetna, Inc.	19,800	1,415
Fiserv, Inc.(Æ)	43,140	2,622	Allergan, Inc.	3,511	582
FleetCor Technologies, Inc.(Æ)	20,484	2,338	Amgen, Inc.	98,145	10,968
Franklin Resources, Inc.	4,553	238	Baxter International, Inc.	152,412	11,094
Fulton Financial Corp.	16,600	202	Becton Dickinson and Co.	2,303	260
General Growth Properties, Inc.(ö)	25,000	574	Biogen Idec, Inc.(Æ)	28,475	8,176
Genworth Financial, Inc. Class A(Æ)	7,870	140	Boston Scientific Corp.(Æ)	215,900	2,723
Goldman Sachs Group, Inc. (The)	65,750	10,508	Bristol-Myers Squibb Co.	216,093	10,824
Hanover Insurance Group, Inc. (The)	4,300	251	Brookdale Senior Living, Inc. Class A(Æ)	47,589	1,515
Hartford Financial Services Group, Inc.	177,140	6,354	Cardinal Health, Inc.	95,400	6,631
Huntington Bancshares, Inc.	51,858	475	Celgene Corp.(Æ)	46,569	6,846
IntercontinentalExchange Group, Inc.	1,700	348	Cerner Corp.(Æ)	164,770	8,453
Jack Henry & Associates, Inc.	39,650	2,187	Cigna Corp.	6,800	544
JPMorgan Chase & Co.	315,390	17,656	Clovis Oncology, Inc.(Æ)	31,457	1,701

See accompanying notes which are an integral part of the financial statements.
6 Russell U.S. Core Equity Fund

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Covidien PLC	90,259	6,431	Praxair, Inc.	3,498	457
CR Bard, Inc.	4,230	581	Precision Castparts Corp.	14,257	3,608
Eli Lilly & Co.	11,850	700	Reliance Steel & Aluminum Co.	23,200	1,643
Express Scripts Holding Co.(Æ)	57,100	3,802	Rio Tinto PLC - ADR	57,100	3,100
Forest Laboratories, Inc.(Æ)	72,700	6,682	Steel Dynamics, Inc.	28,000	512
Gilead Sciences, Inc.(Æ)	128,421	10,080			96,508
Health Net, Inc.(Æ)	17,000	584
Humana, Inc.	11,200	1,229	Producer Durables - 9.8%
IDEXX Laboratories, Inc.(Æ)	21,060	2,663	3M Co.	8,251	1,148
Illumina, Inc.(Æ)	5,395	733	ABM Industries, Inc.	13,200	358
Intercept Pharmaceuticals, Inc.(Æ)	6,765	1,787	Accenture PLC Class A	7,613	611
Intuitive Surgical, Inc.(Æ)	144	52	Aegean Marine Petroleum Network, Inc.	64,755	598
Johnson & Johnson	309,177	31,317	AGCO Corp.	21,500	1,197
Kindred Healthcare, Inc.	3,600	90	Air Lease Corp. Class A	7,500	269
Magellan Health Services, Inc.(Æ)	25,900	1,495	AO Smith Corp.	27,000	1,262
Mallinckrodt PLC	741	53	Automatic Data Processing, Inc.	141,038	10,995
McKesson Corp.	48,218	8,158	Boeing Co. (The)	92,130	11,887
Medtronic, Inc.	303,445	17,849	Booz Allen Hamilton Holding Corp. Class A	6,800	158
Merck & Co., Inc.	219,696	12,865	Canadian Pacific Railway, Ltd.	23,688	3,695
Mylan, Inc.(Æ)	60,800	3,087	Con-way, Inc.	15,700	667
Novartis AG - ADR	49,350	4,291	CSX Corp.	2,897	82
Perrigo Co. PLC	39,750	5,758	Danaher Corp.	7,086	520
Pfizer, Inc.	1,547,611	48,409	Delta Air Lines, Inc.	241,597	8,898
Pharmacyclics, Inc.(Æ)	17,848	1,688	Eaton Corp. PLC	45,265	3,288
Regeneron Pharmaceuticals, Inc.(Æ)	26,478	7,861	Emerson Electric Co.	8,514	580
Sanofi - ADR	153,057	8,234	FedEx Corp.	32,704	4,456
St. Jude Medical, Inc.	59,700	3,789	Fluor Corp.	4,200	318
Stryker Corp.	3,925	305	General Dynamics Corp.	59,800	6,545
Teva Pharmaceutical Industries, Ltd. - ADR	151,500	7,402	General Electric Co.	1,013,350	27,249
Thermo Fisher Scientific, Inc.	33,828	3,856	Honeywell International, Inc.	235,751	21,901
UnitedHealth Group, Inc.	135,498	10,168	Hub Group, Inc. Class A(Æ)	20,900	933
Valeant Pharmaceuticals International, Inc.			Illinois Tool Works, Inc.	128,307	10,936
(Æ)	57,510	7,690	Jacobs Engineering Group, Inc.(Æ)	6,700	387
Vertex Pharmaceuticals, Inc.(Æ)	49,100	3,324	L-3 Communications Holdings, Inc.	31,260	3,606
WellCare Health Plans, Inc.(Æ)	13,200	891	Landstar System, Inc.	16,140	1,017
WellPoint, Inc.	15,800	1,591	Lexmark International, Inc. Class A	55,594	2,390
Zimmer Holdings, Inc.	27,300	2,643	Lockheed Martin Corp.	25,712	4,220
		310,679	Manpowergroup, Inc.	25,300	2,058
			Navistar International Corp.(Æ)	26,298	997
Materials and Processing - 5.1%			Norfolk Southern Corp.	49,317	4,662
Air Products & Chemicals, Inc.	2,471	290	Northrop Grumman Corp.	34,703	4,217
Alcoa, Inc.	107,420	1,447	Old Dominion Freight Line, Inc.(Æ)	7,700	467
Bombardier, Inc. Class B	245,623	983	Orbital Sciences Corp.(Æ)	10,300	303
CRH PLC - ADR	211,700	6,199	Raytheon Co.	201,344	19,224
Domtar Corp.	680	63	Ryder System, Inc.	2,600	214
Dow Chemical Co. (The)	7,500	374	Southwest Airlines Co.	222,800	5,385
Ecolab, Inc.	86,363	9,037	SPX Corp.	4,400	448
EI du Pont de Nemours & Co.	110,800	7,459	Stanley Black & Decker, Inc.	66,300	5,694
Fastenal Co.	167,240	8,375	Teekay Corp.	3,400	191
Huntsman Corp.	143,600	3,597	Union Pacific Corp.	31,170	5,936
International Flavors & Fragrances, Inc.	28,200	2,778	United Continental Holdings, Inc.(Æ)	133,324	5,449
Lennox International, Inc.	12,400	1,040	United Parcel Service, Inc. Class B	3,834	378
LyondellBasell Industries NV Class A	75,296	6,965	United Technologies Corp.	10,989	1,300
Masco Corp.	125,218	2,516	Waste Management, Inc.	5,537	246
Monsanto Co.	193,620	21,434			187,340
Mosaic Co. (The)	91,650	4,586
MRC Global, Inc.(Æ)	7,000	204	Technology - 14.3%
Owens-Illinois, Inc.(Æ)	5,700	181	Activision Blizzard, Inc.	13,200	264
PPG Industries, Inc.	49,891	9,660	Adobe Systems, Inc.(Æ)	58,308	3,597

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 7

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Altera Corp.	41,600	1,353	Utilities - 3.0%
Anixter International, Inc.	1,700	167	AES Corp.	22,200	321
Apple, Inc.	43,397	25,608	American Electric Power Co., Inc.	4,882	263
Aspen Technology, Inc.(Æ)	7,400	318	AT&T, Inc.	589,570	21,048
Avago Technologies, Ltd. Class A	55,100	3,499	CenturyLink, Inc.	721	25
Benchmark Electronics, Inc.(Æ)	17,500	406	Dominion Resources, Inc.	3,095	224
Broadcom Corp. Class A	34,100	1,051	Duke Energy Corp.	7,547	562
Brocade Communications Systems, Inc.(Æ)	179,700	1,673	Encana Corp.	198,050	4,597
CACI International, Inc. Class A(Æ)	1,500	104	Entergy Corp.	96,200	6,974
Cadence Design Systems, Inc.(Æ)	25,500	397	Exelon Corp.	266,234	9,326
Ciena Corp.(Æ)	9,500	188	FirstEnergy Corp.	12,113	409
Cisco Systems, Inc.	672,489	15,541	Hawaiian Electric Industries, Inc.	13,500	324
Cognizant Technology Solutions Corp. Class			Level 3 Communications, Inc.(Æ)	5,400	232
A(Æ)	6,135	294	New Jersey Resources Corp.	4,500	224
DST Systems, Inc.	21,800	2,010	NextEra Energy, Inc.	4,130	412
Electronic Arts, Inc.(Æ)	147,400	4,171	PG&E Corp.	4,847	221
EMC Corp.	20,215	521	PPL Corp.	101,800	3,394
Equinix, Inc.(Æ)	41,250	7,747	Southern Co.	8,786	403
Facebook, Inc. Class A(Æ)	120,397	7,197	UIL Holdings Corp.	4,300	158
Google, Inc. Class C(Æ)	47,699	25,233	Verizon Communications, Inc.	159,034	7,432
Hewlett-Packard Co.	148,800	4,919			56,549
Ingram Micro, Inc. Class A(Æ)	15,100	407
Intel Corp.	630,923	16,839	Total Common Stocks
International Business Machines Corp.	56,112	11,024	(cost $1,476,875)		1,837,834
Intersil Corp. Class A	30,600	378
Lam Research Corp.(Æ)	43,480	2,505	Investments in Other Funds - 0.1%
LinkedIn Corp. Class A(Æ)	38,930	5,975	Financial Services - 0.1%
Marvell Technology Group, Ltd.	80,700	1,280	iShares Russell 1000 Value ETF	17,994	1,752
Mentor Graphics Corp.	45,666	945
Microsoft Corp.	688,629	27,821	Total Investments in Other Funds
Motorola Solutions, Inc.	50,400	3,204	(cost $1,617)		1,752
NetApp, Inc.	193,700	6,898	Short-Term Investments - 2.5%
NXP Semiconductor NV(Æ)	41,600	2,480
ON Semiconductor Corp.(Æ)	17,700	167	Russell U.S. Cash Management Fund	46,594,872 (∞)	46,595
Oracle Corp.	368,423	15,061	Total Short-Term Investments
Palo Alto Networks, Inc.(Æ)	23,000	1,462	(cost $46,595)		46,595
PMC-Sierra, Inc.(Æ)	40,500	277	Total Investments 99.1%
Polycom, Inc.(Æ)	69,700	857	(identified cost $1,525,087)		1,886,181
QUALCOMM, Inc.	192,701	15,167

Salesforce.com, Inc.(Æ)	150,120	7,754	Other Assets and Liabilities,
SAP AG - ADR	79,050	6,402
ServiceNow, Inc.(Æ)	46,989	2,336	Net - 0.9%		17,482

Splunk, Inc.(Æ)	43,434	2,370	Net Assets - 100.0%		1,903,663
Symantec Corp.	44,408	901
SYNNEX Corp.(Æ)	7,467	503
Synopsys, Inc.(Æ)	98,600	3,709
Texas Instruments, Inc.	227,759	10,352
Tyco International, Ltd.	83,000	3,395
Verint Systems, Inc.(Æ)	10,900	477
VMware, Inc. Class A(Æ)	23,100	2,137
Vodafone Group PLC - ADR(Æ)	169,272	6,426
Western Digital Corp.	24,300	2,142
Workday, Inc. Class A(Æ)	24,989	1,826
Yahoo!, Inc.(Æ)	699	25
Yelp, Inc. Class A(Æ)	21,315	1,243
Zynga, Inc. Class A(Æ)	188,900	765
		271,768

See accompanying notes which are an integral part of the financial statements.
8 Russell U.S. Core Equity Fund

Russell Investment Company Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		523	USD	49,107	06/14	582
S&P E-Mini Consumer Staples Select Sector Index Futures		141	USD	6,225	06/14	195
S&P E-Mini Technology Select Sector Index Futures		170	USD	6,192	06/14	80
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						857

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Common Stocks
Consumer Discretionary	$255,859	$—	$—		$255,859	13.4
Consumer Staples	105,623	—	—		105,623	5.5
Energy	202,980	—	—		202,980	10.7
Financial Services	350,528	—	—		350,528	18.4
Health Care	310,679	—	—		310,679	16.3
Materials and Processing	96,508	—	—		96,508	5.1
Producer Durables	187,340	—	—		187,340	9.8
Technology	271,768	—	—		271,768	14.3
Utilities	56,549	—	—		56,549	3.0
Investments in Other Funds	1,752	—	—		1,752	0.1
Short-Term Investments	—	46,595	—		46,595	2.5
Total Investments	1,839,586	46,595	—		1,886,181	99.1
Other Assets and Liabilities, Net						0.9
						100.0
Other Financial Instruments
Futures Contracts	857	—	—		857	—*
Total Other Financial Instruments**	$857	$—	$—		$857

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 9

Russell Investment Company Russell U.S. Core Equity Fund

Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$857

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$7,712

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(2,088)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$197	$—	$197
Total		$197	$—	$197

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Assets
Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Merrill Lynch	197	$—	$—	$197
Total	$197	$—	$—	$197

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell U.S. Core Equity Fund 11

Russell Investment Company

Russell U.S. Core Equity Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,525,087
Investments, at fair value(>)	1,886,181
Cash (restricted)(a)	41,892
Receivables:
Dividends and interest	1,765
Dividends from affiliated Russell funds	5
Investments sold	31,125
Fund shares sold	354
Variation margin on futures contracts	197
Prepaid expenses	20
Total assets	1,961,539

Liabilities
Payables:
Due to broker (b)	35,580
Investments purchased	20,050
Fund shares redeemed	855
Accrued fees to affiliates	1,157
Other accrued expenses	234
Total liabilities	57,876

Net Assets	$1,903,663

See accompanying notes which are an integral part of the financial statements.

12 Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,728
Accumulated net realized gain (loss)	103,818
Unrealized appreciation (depreciation) on:
Investments	361,094
Futures contracts	857
Shares of beneficial interest	470
Additional paid-in capital	1,433,696
Net Assets	$1,903,663
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$40.62
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$43.10
Class A — Net assets	$33,927,565
Class A — Shares outstanding ($.01 par value)	835,320
Net asset value per share: Class C(#)	$40.13
Class C — Net assets	$55,062,749
Class C — Shares outstanding ($.01 par value)	1,372,082
Net asset value per share: Class E(#)	$40.62
Class E — Net assets	$18,043,472
Class E — Shares outstanding ($.01 par value)	444,148
Net asset value per share: Class I(#)	$40.55
Class I — Net assets	$577,611,309
Class I — Shares outstanding ($.01 par value)	14,243,409
Net asset value per share: Class S(#)	$40.57
Class S — Net assets	$434,871,792
Class S — Shares outstanding ($.01 par value)	10,718,494
Net asset value per share: Class Y(#)	$40.51
Class Y — Net assets	$784,145,633
Class Y — Shares outstanding ($.01 par value)	19,355,945
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$46,595
(a) Cash Collateral for Futures	$41,892
(b) Due to Broker for Futures	$35,580
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 13

Russell Investment Company

Russell U.S. Core Equity Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$22,672
Dividends from affiliated Russell funds	36
Securities lending income	56
Total investment income	22,764

Expenses
Advisory fees	5,567
Administrative fees	483
Custodian fees	187
Distribution fees - Class A	42
Distribution fees - Class C	208
Transfer agent fees - Class A	34
Transfer agent fees - Class C	55
Transfer agent fees - Class E	19
Transfer agent fees - Class I	348
Transfer agent fees - Class S	443
Transfer agent fees - Class Y	20
Professional fees	62
Registration fees	53
Shareholder servicing fees - Class C	69
Shareholder servicing fees - Class E	23
Trustees’ fees	28
Printing fees	50
Miscellaneous	29
Total expenses	7,720
Net investment income (loss)	15,044

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	147,312
Futures contracts	7,712
Net realized gain (loss)	155,024
Net change in unrealized appreciation (depreciation) on:
Investments	(24,878)
Futures contracts	(2,088)
Net change in unrealized appreciation (depreciation)	(26,966)
Net realized and unrealized gain (loss)	128,058
Net Increase (Decrease) in Net Assets from Operations	$143,102

See accompanying notes which are an integral part of the financial statements.

14 Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,044	$27,060
Net realized gain (loss)	155,024	337,035
Net change in unrealized appreciation (depreciation)	(26,966)	165,466
Net increase (decrease) in net assets from operations	143,102	529,561

Distributions
From net investment income
Class A	(160)	(275)
Class C	(162)	(137)
Class E	(85)	(198)
Class I	(3,647)	(7,154)
Class S	(2,571)	(5,099)
Class Y	(5,665)	(14,541)
Net decrease in net assets from distributions	(12,290)	(27,404)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(354,664)	(551,833)
Total Net Increase (Decrease) in Net Assets	(223,852)	(49,676)

Net Assets
Beginning of period	2,127,515	2,177,191
End of period	$1,903,663	$2,127,515
Undistributed (overdistributed) net investment income included in net assets	$3,728	$974

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 15

Russell Investment Company Russell U.S. Core Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	44	$1,742	135	$4,666
Proceeds from reinvestment of distributions	4	159	8	273
Payments for shares redeemed	(90)	(3,581)	(234)	(7,770)
Net increase (decrease)	(42)	(1,680)	(91)	(2,831)
Class C
Proceeds from shares sold	54	2,106	182	6,512
Proceeds from reinvestment of distributions	4	161	4	136
Payments for shares redeemed	(144)	(5,698)	(501)	(16,847)
Net increase (decrease)	(86)	(3,431)	(315)	(10,199)
Class E
Proceeds from shares sold	15	615	40	1,401
Proceeds from reinvestment of distributions	2	84	6	194
Payments for shares redeemed	(88)	(3,494)	(359)	(12,094)
Net increase (decrease)	(71)	(2,795)	(313)	(10,499)
Class I
Proceeds from shares sold	449	17,741	1,418	47,467
Proceeds from reinvestment of distributions	88	3,607	211	7,035
Payments for shares redeemed	(1,502)	(59,633)	(6,183)	(205,557)
Net increase (decrease)	(965)	(38,285)	(4,554)	(151,055)
Class S
Proceeds from shares sold	624	24,746	2,028	68,207
Proceeds from reinvestment of distributions	62	2,526	150	5,000
Payments for shares redeemed	(1,779)	(70,809)	(4,920)	(164,502)
Net increase (decrease)	(1,093)	(43,537)	(2,742)	(91,295)
Class Y
Proceeds from shares sold	457	18,196	1,015	34,181
Proceeds from reinvestment of distributions	139	5,665	437	14,541
Payments for shares redeemed	(7,237)	(288,797)	(9,602)	(334,676)
Net increase (decrease)	(6,641)	(264,936)	(8,150)	(285,954)
Total increase (decrease)	(8,898)	$(354,664)	(16,165)	$(551,833)

See accompanying notes which are an integral part of the financial statements.

16 Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income
Class A
April 30, 2014*	38.17	.23	2.41	2.64	(.19)
October 31, 2013	30.29	.31	7.88	8.19	(.31)
October 31, 2012	27.08	.21	3.23	3.44	(.23)
October 31, 2011	26.05	.17	1.03	1.20	(.17)
October 31, 2010	22.76	.13	3.29	3.42	(.13)
October 31, 2009	20.73	.17	2.05	2.22	(.19)

Class C
April 30, 2014*	37.78	.08	2.39	2.47	(.12)
October 31, 2013	30.01	.05	7.80	7.85	(.08)
October 31, 2012	26.89	(.01)	3.20	3.19	(.07)
October 31, 2011	25.91	(.03)	1.03	1.00	(.02)
October 31, 2010	22.69	(.05)	3.27	3.22	—(f)
October 31, 2009	20.71	.03	2.01	2.04	(.06)

Class E
April 30, 2014*	38.17	.23	2.41	2.64	(.19)
October 31, 2013	30.29	.32	7.87	8.19	(.31)
October 31, 2012	27.06	.23	3.21	3.44	(.21)
October 31, 2011	26.02	.20	1.03	1.23	(.19)
October 31, 2010	22.73	.16	3.29	3.45	(.16)
October 31, 2009	20.73	.20	2.01	2.21	(.21)

Class I
April 30, 2014	38.10	.29	2.41	2.70	(.25)
October 31, 2013	30.24	.42	7.86	8.28	(.42)
October 31, 2012	27.04	.31	3.22	3.53	(.33)
October 31, 2011	26.01	.27	1.02	1.29	(.26)
October 31, 2010	22.72	.21	3.30	3.51	(.22)
October 31, 2009	20.73	.25	2.00	2.25	(.26)

Class S
April 30, 2014*	38.12	.28	2.41	2.69	(.24)
October 31, 2013	30.26	.39	7.86	8.25	(.39)
October 31, 2012	27.04	.28	3.23	3.51	(.29)
October 31, 2011	26.01	.24	1.03	1.27	(.24)
October 31, 2010	22.72	.19	3.29	3.48	(.19)
October 31, 2009	20.72	.22	2.01	2.23	(.23)

Class Y
April 30, 2014*	38.06	.32	2.41	2.73	(.28)
October 31, 2013	30.21	.46	7.85	8.31	(.46)
October 31, 2012	27.02	.33	3.23	3.56	(.37)
October 31, 2011	25.99	.29	1.03	1.32	(.29)
October 31, 2010	22.71	.23	3.29	3.52	(.24)
October 31, 2009	20.71	.25	2.02	2.27	(.27)

See accompanying notes which are an integral part of the financial statements.

17 Russell U.S. Core Equity Fund

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	(d)(e)	Turnover Rate(b)

(.19)	40.62	6.91	33,928	1.09	1.09	1.16	37
(.31)	38.17	27.19	33,491	1.07	1.07	.90	97
(.23)	30.29	12.73	29,349	1.07	1.07	.72	117
(.17)	27.08	4.60	29,238	1.07	1.07	.62	90
(.13)	26.05	15.10	25,461	1.06	1.06	.52	97
(.19)	22.76	10.87	20,849	1.07	1.07	.85	125

(.12)	40.13	6.53	55,063	1.84	1.84	.41	37
(.08)	37.78	26.23	55,105	1.82	1.82	.16	97
(.07)	30.01	11.89	53,222	1.82	1.82	(.02)	117
(.02)	26.89	3.81	61,417	1.82	1.82	(.13)	90
—(f)	25.91	14.24	76,345	1.81	1.81	(.22)	97
(.06)	22.69	9.92	82,018	1.81	1.81	.14	125

(.19)	40.62	6.91	18,043	1.09	1.09	1.15	37
(.31)	38.17	27.18	19,657	1.07	1.06	.95	97
(.21)	30.29	12.78	25,075	1.07	1.02	.81	117
(.19)	27.06	4.67	67,675	1.07	.99	.71	90
(.16)	26.02	15.23	88,999	1.06	.95	.63	97
(.21)	22.73	10.84	94,835	1.07	.94	1.01	125

(.25)	40.55	7.09	577,611.76		.76	1.49	37
(.42)	38.10	27.59	579,477.74		.74	1.23	97
(.33)	30.24	13.13	597,630.74		.74	1.07	117
(.26)	27.04	4.95	887,294.74		.74	.96	90
(.22)	26.01	15.52	969,214.73		.72	.86	97
(.26)	22.72	11.08	809,999.74		.69	1.27	125

(.24)	40.57	7.04	434,872.84		.84	1.41	37
(.39)	38.12	27.51	450,265.82		.82	1.15	97
(.29)	30.26	13.01	440,333.82		.82	.99	117
(.24)	27.04	4.87	1,509,859.82		.82	.87	90
(.19)	26.01	15.40	1,367,750.81		.81	.77	97
(.23)	22.72	10.99	1,418,555.82		.82	1.11	125

(.28)	40.51	7.15	784,146.64		.64	1.61	37
(.46)	38.06	27.74	989,520.62		.62	1.35	97
(.37)	30.21	13.24	1,031,582.64		.64	1.16	117
(.29)	27.02	5.06	1,239,602.64		.64	1.05	90
(.24)	25.99	15.57	1,372,658.64		.64	.96	97
(.27)	22.71	11.18	2,048,380.64		.64	1.29	125

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 18

Russell Investment Company Russell U.S. Defensive Equity Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,081.90	$1,019.39
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$5.63	$5.46

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,077.90	$1,015.67

Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$9.48	$9.20
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.84%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2013	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2014	$1,081.80	$1,019.39
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$5.63	$5.46
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Defensive Equity Fund 19

Russell Investment Company Russell U.S. Defensive Equity Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,083.60	$1,021.03
Expenses Paid During Period*	$3.93	$3.81

* Expenses are equal to the Fund's annualized expense ratio of 0.76% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,083.30	$1,020.63
Expenses Paid During Period*	$4.34	$4.21

* Expenses are equal to the Fund's annualized expense ratio of 0.84% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,084.20	$1,021.62
Expenses Paid During Period*	$3.31	$3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

20 Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 96.3%			Campbell Soup Co.	4,900	223
			Clorox Co. (The)	300	27
Consumer Discretionary - 10.8%			Coca-Cola Co. (The)	492,293	20,081
Advance Auto Parts, Inc.	43,745	5,306	Colgate-Palmolive Co.	62,010	4,173
AMC Networks, Inc. Class A(Æ)	17,632	1,158	CVS Caremark Corp.	124,345	9,042
AutoZone, Inc.(Æ)	12,940	6,909	Dr Pepper Snapple Group, Inc.	34,266	1,899
Bed Bath & Beyond, Inc.(Æ)	4,500	280	Energizer Holdings, Inc.	5,580	623
Big Lots, Inc.(Æ)	11,500	454	General Mills, Inc.	194,971	10,337
Buffalo Wild Wings, Inc.(Æ)	3,610	527	Hershey Co. (The)	72,260	6,954
Carter's, Inc.	22,000	1,621	Hormel Foods Corp.	26,100	1,245
CBS Corp. Class B	12,080	698	Ingredion, Inc.	12,051	849
Chipotle Mexican Grill, Inc. Class A(Æ)	2,200	1,097	JM Smucker Co. (The)	29,200	2,823
Columbia Sportswear Co.	652	56	Kellogg Co.	116,817	7,807
Comcast Corp. Class A(Æ)	315,794	16,346	Kimberly-Clark Corp.	175,249	19,672
Costco Wholesale Corp.	76,672	8,869	Kroger Co. (The)	226,862	10,445
Dick's Sporting Goods, Inc.	4,400	232	Lorillard, Inc.	39,900	2,371
DIRECTV(Æ)	49,536	3,844	McCormick & Co., Inc.	54,900	3,909
Discovery Communications, Inc. Class A(Æ)	26,900	2,042	Mondelez International, Inc. Class A	313,460	11,175
Dollar Tree, Inc.(Æ)	17,500	911	PepsiCo, Inc.	222,727	19,130
Domino's Pizza, Inc.	2,900	216	Philip Morris International, Inc.	287,089	24,526
Estee Lauder Cos., Inc. (The) Class A	155	11	Procter & Gamble Co. (The)	339,238	28,004
Family Dollar Stores, Inc.	400	24	Reynolds American, Inc.	158,788	8,960
Gap, Inc. (The)	19,315	759	Sysco Corp.	4,316	157
Garmin, Ltd.	4,300	246	Walgreen Co.	7,053	479
Home Depot, Inc.	350,355	27,857	Whole Foods Market, Inc.	9,800	487
Jack in the Box, Inc.(Æ)	5,196	278
John Wiley & Sons, Inc. Class A(Æ)	17,300	994			209,692
LKQ Corp.(Æ)	31,800	926
Lowe's Cos., Inc.	37,620	1,727	Energy - 7.7%
Marriott International, Inc. Class A	440	25	Chesapeake Energy Corp.	35,084	1,009
McDonald's Corp.	30,549	3,097	Chevron Corp.	252,004	31,631
Michael Kors Holdings, Ltd.(Æ)	10,900	994	Cimarex Energy Co.	2,060	245
News Corp. Class A(Æ)	42,448	722	ConocoPhillips	61,359	4,560
Nike, Inc. Class B	49,574	3,616	Dril-Quip, Inc.(Æ)	6,800	769
Nu Skin Enterprises, Inc. Class A	9,900	861	EOG Resources, Inc.	10,060	986
NVR, Inc.(Æ)	1,300	1,400	Exxon Mobil Corp.	454,512	46,547
Omnicom Group, Inc.	42,510	2,877	Helmerich & Payne, Inc.	3,000	326
O'Reilly Automotive, Inc.(Æ)	19,000	2,827	Hubbell, Inc. Class B(Æ)	20,853	2,455
PetSmart, Inc.	33,600	2,274	Marathon Oil Corp.	740	27
Polaris Industries, Inc.	13,000	1,746	Marathon Petroleum Corp.	25,401	2,361
Priceline Group, Inc. (The)(Æ)	190	220	National Oilwell Varco, Inc.	64,222	5,043
Ross Stores, Inc.	64,320	4,379	Occidental Petroleum Corp.	59,167	5,665
Scripps Networks Interactive, Inc. Class A	6,700	503	Schlumberger, Ltd.	50,867	5,165
Starbucks Corp.	57,426	4,055	Spectra Energy Corp.	4,952	197
Target Corp.	4,749	293			106,986
Time Warner Cable, Inc.	17,763	2,513
Time Warner, Inc.	100,156	6,656	Financial Services - 12.1%
TJX Cos., Inc.	154,006	8,960	ACE, Ltd.	66,867	6,842
Tractor Supply Co.	10,000	672	Aflac, Inc.	21,014	1,318
VF Corp.	84,840	5,183	Alliance Data Systems Corp.(Æ)	6,400	1,548
Viacom, Inc. Class B	97,233	8,263	Allied World Assurance Co. Holdings AG	22,795	2,455
Wal-Mart Stores, Inc.	42,529	3,390	Allstate Corp. (The)	321	18
Walt Disney Co. (The)	21,627	1,716	American Financial Group, Inc.	39,200	2,290
Yum! Brands, Inc.	9,039	696	American Tower Corp. Class A(ö)	20,336	1,699
		151,326	Aon PLC	7,600	645
			Arch Capital Group, Ltd.(Æ)	81,000	4,643
Consumer Staples - 15.0%			Arthur J Gallagher & Co.	34,800	1,567
Altria Group, Inc.	270,363	10,844	Aspen Insurance Holdings, Ltd.	108,391	4,962
Andersons, Inc. (The)	34,050	2,121	Axis Capital Holdings, Ltd.	134,900	6,172
Archer-Daniels-Midland Co.	30,380	1,329	Bank of Hawaii Corp.	1,400	77

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 21

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Berkshire Hathaway, Inc. Class B(Æ)	149,276	19,234	AbbVie, Inc.	93,419	4,865
BlackRock, Inc. Class A	6,281	1,891	Actavis PLC(Æ)	3,910	799
Boston Properties, Inc.(ö)	8,250	966	Alexion Pharmaceuticals, Inc.(Æ)	5,520	873
Broadridge Financial Solutions, Inc.	30,100	1,154	Allergan, Inc.	19,453	3,226
CBOE Holdings, Inc.	93,200	4,973	AmerisourceBergen Corp. Class A	71,600	4,667
Chubb Corp. (The)	35,985	3,314	Amgen, Inc.	49,063	5,483
Cincinnati Financial Corp.	14,800	721	Baxter International, Inc.	44,271	3,223
City National Corp.	14,537	1,055	Becton Dickinson and Co.	13,513	1,527
Commerce Bancshares, Inc.	33,160	1,442	Biogen Idec, Inc.(Æ)	17,063	4,899
Cullen/Frost Bankers, Inc.	51,685	3,949	Bristol-Myers Squibb Co.	105,417	5,280
Dun & Bradstreet Corp. (The)	13,788	1,527	Cardinal Health, Inc.	103,932	7,224
Endurance Specialty Holdings, Ltd.	12,200	620	CareFusion Corp.(Æ)	86,976	3,397
Equity Lifestyle Properties, Inc. Class A(ö)	28,550	1,195	Celgene Corp.(Æ)	72,839	10,708
Erie Indemnity Co. Class A	4,995	358	Cerner Corp.(Æ)	12,430	638
Everest Re Group, Ltd.	51,806	8,187	Cooper Cos., Inc. (The)	3,700	488
FactSet Research Systems, Inc.	8,600	916	Covance, Inc.(Æ)	7,200	636
Fidelity National Information Services, Inc.	38,640	2,065	Covidien PLC	37,549	2,675
Fiserv, Inc.(Æ)	111,102	6,753	CR Bard, Inc.	2,900	398
FleetCor Technologies, Inc.(Æ)	2,000	228	Dentsply International, Inc.	4,700	210
Franklin Resources, Inc.	2,793	146	Eli Lilly & Co.	7,322	433
Global Payments, Inc.	3,700	247	Endo International PLC(Æ)	2,200	139
Hanover Insurance Group, Inc. (The)	6,700	392	Forest Laboratories, Inc.(Æ)	29,200	2,684
HCC Insurance Holdings, Inc.	47,000	2,159	Gilead Sciences, Inc.(Æ)	104,019	8,164
IntercontinentalExchange Group, Inc.	10,710	2,190	Henry Schein, Inc.(Æ)	4,200	480
Invesco, Ltd.	24,430	860	Humana, Inc.	14,460	1,587
Jack Henry & Associates, Inc.	79,840	4,404	IDEXX Laboratories, Inc.(Æ)	4,100	518
Loews Corp.	13,335	586	Intuitive Surgical, Inc.(Æ)	90	33
M&T Bank Corp.	6,100	744	Johnson & Johnson	399,996	40,516
Marsh & McLennan Cos., Inc.	89,411	4,409	Laboratory Corp. of America Holdings(Æ)	20,100	1,984
MasterCard, Inc. Class A	96,507	7,098	Magellan Health Services, Inc.(Æ)	14,301	825
Morningstar, Inc.	13,200	968	Mallinckrodt PLC	429	31
NASDAQ OMX Group, Inc. (The)	4,600	170	McKesson Corp.	46,756	7,911
New York Community Bancorp, Inc.	32,800	505	MEDNAX, Inc.(Æ)	5,800	344
PartnerRe, Ltd. - ADR	51,707	5,450	Medtronic, Inc.	219,661	12,921
People's United Financial, Inc.	26,100	373	Merck & Co., Inc.	258,698	15,149
Progressive Corp. (The)	9,200	223	Mylan, Inc.(Æ)	55,162	2,801
Public Storage(ö)	1,041	183	Patterson Cos., Inc.	1,400	57
Reinsurance Group of America, Inc. Class A	41,521	3,185	Perrigo Co. PLC	15,300	2,216
RenaissanceRe Holdings, Ltd.	800	81	Pfizer, Inc.	909,266	28,442
Santander Consumer USA Holdings, Inc.(Æ)	28,993	659	Quest Diagnostics, Inc.	7,700	431
Signature Bank(Æ)	6,300	749	ResMed, Inc.	7,200	359
Simon Property Group, Inc.(ö)	4,270	740	Stryker Corp.	32,105	2,496
Starwood Waypoint Residential Trust(Æ)(ö)	490	13	Techne Corp.	1,000	89
TD Ameritrade Holding Corp.	14,700	469	Teleflex, Inc.	5,700	582
Thomson Reuters Corp.	19,406	702	Thermo Fisher Scientific, Inc.	47,301	5,392
Torchmark Corp.	35,928	2,863	UnitedHealth Group, Inc.	93,751	7,035
Total System Services, Inc.	13,300	423	Varian Medical Systems, Inc.(Æ)	1,300	103
Travelers Cos., Inc. (The)	71,886	6,511	WellCare Health Plans, Inc.(Æ)	14,290	964
US Bancorp	21,620	882	Zimmer Holdings, Inc.	23,300	2,255
Validus Holdings, Ltd.	900	33			226,153
Ventas, Inc.(ö)	31,882	2,107
Visa, Inc. Class A	94,450	19,137	Materials and Processing - 2.4%
Waddell & Reed Financial, Inc. Class A	49,228	3,320	Air Products & Chemicals, Inc.	6,725	790
Washington Federal, Inc.	15,600	337	Airgas, Inc.	200	21
Wells Fargo & Co.	33,600	1,668	Bemis Co., Inc.	41,400	1,666
		169,770	Crown Holdings, Inc.(Æ)	64,298	3,033
			Ecolab, Inc.	11,713	1,226
Health Care - 16.2%			FMC Corp.	11,700	901
Abbott Laboratories	464,527	17,996	Hexcel Corp.(Æ)	7,300	304

See accompanying notes which are an integral part of the financial statements.
22 Russell U.S. Defensive Equity Fund

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
International Flavors & Fragrances, Inc.	35,300	3,478	Towers Watson & Co. Class A	31,600	3,546
Lennox International, Inc.	18,200	1,526	Union Pacific Corp.	116,409	22,168
Monsanto Co.	35,996	3,985	United Parcel Service, Inc. Class B	23,696	2,334
Packaging Corp. of America	45,393	3,025	United Technologies Corp.	133,289	15,772
PPG Industries, Inc.	30,125	5,833	Wabtec Corp.	12,400	924
Praxair, Inc.	2,189	286	Waste Connections, Inc.	26,600	1,188
Precision Castparts Corp.	1,083	274	Waste Management, Inc.	15,395	684
Reliance Steel & Aluminum Co.	20,800	1,473	Waters Corp.(Æ)	300	30
Sherwin-Williams Co. (The)	22,540	4,504	WW Grainger, Inc.	10,524	2,677
Sigma-Aldrich Corp.	1,300	125			132,845
Silgan Holdings, Inc.	10,180	506
Sonoco Products Co.	9,100	383	Technology - 17.5%
Valspar Corp.	6,640	485	Adobe Systems, Inc.(Æ)	105,304	6,496
		33,824	Amdocs, Ltd.	11,200	521
			Apple, Inc.	65,178	38,461
Producer Durables - 9.5%			Applied Materials, Inc.	29,680	566
3M Co.	22,207	3,089	Avago Technologies, Ltd. Class A	32,690	2,076
Accenture PLC Class A	40,826	3,275	Brocade Communications Systems, Inc.(Æ)	88,500	824
Alliant Techsystems, Inc.	2,100	303	CA, Inc.	4,400	133
AO Smith Corp.	12,800	599	Cadence Design Systems, Inc.(Æ)	30,900	481
Automatic Data Processing, Inc.	6,591	514	Cisco Systems, Inc.	530,193	12,253
Cintas Corp.	9,600	566	Cognizant Technology Solutions Corp. Class
Covanta Holding Corp.	9,800	181	A(Æ)	58,354	2,795
CSX Corp.	92,222	2,603	DST Systems, Inc.	30,600	2,821
Danaher Corp.	4,430	325	Electronic Arts, Inc.(Æ)	111,500	3,155
Dover Corp.	57,424	4,961	EMC Corp.	105,129	2,712
Emerson Electric Co.	73,353	5,001	Gartner, Inc.(Æ)	10,700	738
FedEx Corp.	3,891	530	Google, Inc. Class C(Æ)	61,253	32,481
Flir Systems, Inc.	35,588	1,211	IAC/InterActiveCorp	5,100	338
Flowserve Corp.	1,000	73	Intel Corp.	458,792	12,245
Fluor Corp.	18,500	1,400	International Business Machines Corp.	93,996	18,467
Graco, Inc.	10,804	783	Intuit, Inc.	37,943	2,874
Honeywell International, Inc.	55,131	5,122	KLA-Tencor Corp.	18,550	1,187
Hub Group, Inc. Class A(Æ)	35,800	1,598	Knowles Corp.(Æ)	29,216	816
Huntington Ingalls Industries, Inc.	18,850	1,942	Lam Research Corp.(Æ)	14,030	808
IDEX Corp.	18,092	1,349	Leidos Holdings, Inc.	17,250	642
Illinois Tool Works, Inc.	5,079	433	Manhattan Associates, Inc.(Æ)	50,520	1,593
Jacobs Engineering Group, Inc.(Æ)	3,200	185	MICROS Systems, Inc.(Æ)	6,800	350
Knight Transportation, Inc.	3,907	93	Microsoft Corp.	1,040,433	42,034
L-3 Communications Holdings, Inc.	56,750	6,547	Motorola Solutions, Inc.	41,000	2,607
Landstar System, Inc.	25,300	1,594	NetApp, Inc.	61,300	2,183
Lexmark International, Inc. Class A	28,600	1,230	Oracle Corp.	462,015	18,887
Lincoln Electric Holdings, Inc.	3,500	234	Palo Alto Networks, Inc.(Æ)	26,400	1,679
Lockheed Martin Corp.	47,291	7,762	Polycom, Inc.(Æ)	61,600	758
Manpowergroup, Inc.	18,400	1,497	QUALCOMM, Inc.	219,524	17,279
Mettler-Toledo International, Inc.(Æ)	3,060	713	Science Applications International Corp.	6,283	245
Norfolk Southern Corp.	349	33	ServiceNow, Inc.(Æ)	15,800	786
Northrop Grumman Corp.	90,937	11,050	Skyworks Solutions, Inc.	6,700	275
Old Dominion Freight Line, Inc.(Æ)	19,500	1,182	Splunk, Inc.(Æ)	15,200	829
Pall Corp.	800	67	Symantec Corp.	60,773	1,233
Parker Hannifin Corp.	300	38	SYNNEX Corp.(Æ)	600	40
Paychex, Inc.	21,100	882	Synopsys, Inc.(Æ)	74,200	2,791
Raytheon Co.	119,066	11,368	Texas Instruments, Inc.	5,134	233
Republic Services, Inc. Class A	1,500	53	Verint Systems, Inc.(Æ)	10,000	438
Robert Half International, Inc.	600	27	VMware, Inc. Class A(Æ)	21,000	1,943
Rockwell Automation, Inc.	12,972	1,546	Western Digital Corp.	12,300	1,084
Snap-on, Inc.	1,100	128	Xilinx, Inc.	26,850	1,267
Stericycle, Inc.(Æ)	2,300	268	Yahoo!, Inc.(Æ)	25,379	912
Toro Co. (The)	18,363	1,167

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 23

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
Zynga, Inc. Class A(Æ)	164,100	665
		244,001

Utilities - 5.1%
AGL Resources, Inc.	4,400	238
American Electric Power Co., Inc.	63,955	3,441
Aqua America, Inc.	4,000	100
AT&T, Inc.	279,837	9,990
CenturyLink, Inc.	440	15
CMS Energy Corp.	178,634	5,414
Dominion Resources, Inc.	26,297	1,908
DTE Energy Co.	82,729	6,464
Duke Energy Corp.	4,716	351
Edison International	29,600	1,674
Exelon Corp.	3,146	110
FirstEnergy Corp.	17,300	584
ITC Holdings Corp.	49,700	1,837
National Fuel Gas Co.	4,400	324
NextEra Energy, Inc.	94,277	9,414
NiSource, Inc.	33,890	1,231
PG&E Corp.	2,971	135
PPL Corp.	89,400	2,981
Public Service Enterprise Group, Inc.	24,793	1,016
Questar Corp.	114,892	2,790
Sempra Energy	51,380	5,067
Southern Co.	5,501	252
UGI Corp.	39,046	1,823
Verizon Communications, Inc.	248,929	11,633
Wisconsin Energy Corp.	54,637	2,649
		71,441

Total Common Stocks
(cost $1,160,679)		1,346,038

Short-Term Investments - 2.1%
Russell U.S. Cash Management Fund	28,656,379 (∞)	28,656
Total Short-Term Investments
(cost $28,656)		28,656
Total Investments 98.4%
(identified cost $1,189,335)		1,374,694

Other Assets and Liabilities,
Net - 1.6%		22,692

Net Assets - 100.0%		1,397,386

See accompanying notes which are an integral part of the financial statements.

24 Russell U.S. Defensive Equity Fund

Russell Investment Company Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
S&P 500 Index	Put	19	1,780.00	USD	2	05/02/14	—
S&P 500 Index	Put	20	1,715.00	USD	2	05/09/14	(1)
S&P 500 Index	Put	17	1,770.00	USD	2	05/17/14	(2)
S&P 500 Index	Put	28	1,780.00	USD	3	05/23/14	(9)
Total Liability for Options Written (premiums received $55)							(12)

Transactions in options written contracts for the period ended April 30, 2014 were as follows:
			Number of	Premiums
			Contracts	Received
Outstanding October 31, 2013			—		$—
Opened			179		117
Closed			(76)		(50)
Expired			(19)		(12)
Outstanding April 30, 2014			84		$55

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Common Stocks
Consumer Discretionary	$ 151,326	$—		$—	$ 151,326	10.8
Consumer Staples	209,692	—		—	209,692	15.0
Energy	106,986	—		—	106,986	7.7
Financial Services	169,770	—		—	169,770	12.1
Health Care	226,153	—		—	226,153	16.2
Materials and Processing	33,824	—		—	33,824	2.4
Producer Durables	132,845	—		—	132,845	9.5
Technology	244,001	—		—	244,001	17.5
Utilities	71,441	—		—	71,441	5.1
Short-Term Investments	—	28,656		—	28,656	2.1
Total Investments	1,346,038	28,656		—	1,374,694	98.4
Other Assets and Liabilities, Net						1.6
						100.0
Other Financial Instruments
Options Written	(12)	—		—	(12)	(—*)
Total Other Financial Instruments**	$ (12)	$—		$—	$ (12)

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 25

Russell Investment Company Russell U.S. Defensive Equity Fund

Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value	$12

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,303
Options written	61
Total	$2,364

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(489)
Options written	43
Total	$(446)

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

26 Russell U.S. Defensive Equity Fund

Russell Investment Company Russell U.S. Defensive Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$6	$—	$6
Total		$6	$—	$6

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Assets
Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Merrill Lynch	6	$—	$—	$6
Total	$6	$—	$—	$6

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Options Written Contracts	Options written, at fair value	$12	$—	$12
Total		$12	$—	$12

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts of Liabilities
Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Goldman Sachs	12	$—	$12	$—
Total	$12	$—	$12	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell U.S. Defensive Equity Fund 27

Russell Investment Company

Russell U.S. Defensive Equity Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,189,335
Investments, at fair value(>)	1,374,694
Cash (restricted)(a)(b)	5,400
Receivables:
Dividends and interest	1,070
Dividends from affiliated Russell funds	4
Investments sold	22,383
Fund shares sold	237
Variation margin on futures contracts	6
Prepaid expenses	2
Total assets	1,403,796

Liabilities
Payables:
Investments purchased	4,283
Fund shares redeemed	1,103
Accrued fees to affiliates	834
Other accrued expenses	178
Options written, at fair value(x)	12
Total liabilities	6,410

Net Assets	$1,397,386

See accompanying notes which are an integral part of the financial statements.

28 Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$494
Accumulated net realized gain (loss)	(251,268)
Unrealized appreciation (depreciation) on:
Investments	185,359
Options written	43
Shares of beneficial interest	324
Additional paid-in capital	1,462,434
Net Assets	$1,397,386
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$43.14
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$45.77
Class A — Net assets	$26,781,264
Class A — Shares outstanding ($.01 par value)	620,785
Net asset value per share: Class C(#)	$42.92
Class C — Net assets	$50,416,302
Class C — Shares outstanding ($.01 par value)	1,174,523
Net asset value per share: Class E(#)	$43.16
Class E — Net assets	$15,570,287
Class E — Shares outstanding ($.01 par value)	360,729
Net asset value per share: Class I(#)	$43.14
Class I — Net assets	$285,847,535
Class I — Shares outstanding ($.01 par value)	6,626,559
Net asset value per share: Class S(#)	$43.20
Class S — Net assets	$270,205,715
Class S — Shares outstanding ($.01 par value)	6,255,382
Net asset value per share: Class Y(#)	$43.14
Class Y — Net assets	$748,564,474
Class Y — Shares outstanding ($.01 par value)	17,352,271
Amounts in thousands
(x) Premiums received on options written	$55
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$28,656
(a) Cash Collateral for Futures	$2,283
(e) Cash Collateral for Options	$3,117
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 29

Russell Investment Company

Russell U.S. Defensive Equity Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$13,295
Dividends from affiliated Russell funds	21
Total investment income	13,316

Expenses
Advisory fees	3,654
Administrative fees	317
Custodian fees	130
Distribution fees - Class A	33
Distribution fees - Class C	184
Transfer agent fees - Class A	26
Transfer agent fees - Class C	49
Transfer agent fees - Class E	16
Transfer agent fees - Class I	167
Transfer agent fees - Class S	276
Transfer agent fees - Class Y	15
Professional fees	53
Registration fees	45
Shareholder servicing fees - Class C	61
Shareholder servicing fees - Class E	20
Trustees’ fees	16
Printing fees	33
Miscellaneous	18
Total expenses	5,113
Net investment income (loss)	8,203

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	95,758
Futures contracts	2,303
Options written	61
Net realized gain (loss)	98,122
Net change in unrealized appreciation (depreciation) on:
Investments	2,088
Futures contracts	(489)
Options written	43
Net change in unrealized appreciation (depreciation)	1,642
Net realized and unrealized gain (loss)	99,764
Net Increase (Decrease) in Net Assets from Operations	$107,967

See accompanying notes which are an integral part of the financial statements.

30 Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,203	$18,323
Net realized gain (loss)	98,122	183,897
Net change in unrealized appreciation (depreciation)	1,642	67,153
Net increase (decrease) in net assets from operations	107,967	269,373

Distributions
From net investment income
Class A	(125)	(273)
Class C	(52)	(222)
Class E	(75)	(217)
Class I	(1,782)	(4,179)
Class S	(1,634)	(4,046)
Class Y	(4,607)	(9,677)
Net decrease in net assets from distributions	(8,275)	(18,614)

Share Transactions*
Net increase (decrease) in net assets from share transactions	68,151	(246,318)
Total Net Increase (Decrease) in Net Assets	167,843	4,441

Net Assets
Beginning of period	1,229,543	1,225,102
End of period	$1,397,386	$1,229,543
Undistributed (overdistributed) net investment income included in net assets	$494	$566

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 31

Russell Investment Company Russell U.S. Defensive Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	37	$1,509	136	$5,139
Proceeds from reinvestment of distributions	3	109	7	263
Payments for shares redeemed	(68)	(2,839)	(167)	(5,917)
Net increase (decrease)	(28)	(1,221)	(24)	(515)
Class C
Proceeds from shares sold	78	3,190	163	6,120
Proceeds from reinvestment of distributions	1	51	7	218
Payments for shares redeemed	(114)	(4,715)	(356)	(12,809)
Net increase (decrease)	(35)	(1,474)	(186)	(6,471)
Class E
Proceeds from shares sold	10	436	43	1,579
Proceeds from reinvestment of distributions	2	74	6	199
Payments for shares redeemed	(79)	(3,271)	(194)	(7,055)
Net increase (decrease)	(67)	(2,761)	(145)	(5,277)
Class I
Proceeds from shares sold	411	17,144	1,146	41,188
Proceeds from reinvestment of distributions	41	1,744	114	4,047
Payments for shares redeemed	(725)	(30,117)	(2,965)	(106,021)
Net increase (decrease)	(273)	(11,229)	(1,705)	(60,786)
Class S
Proceeds from shares sold	615	25,639	1,157	41,821
Proceeds from reinvestment of distributions	38	1,585	111	3,913
Payments for shares redeemed	(1,257)	(52,659)	(3,254)	(116,202)
Net increase (decrease)	(604)	(25,435)	(1,986)	(70,468)
Class Y
Proceeds from shares sold	6,222	257,302	391	13,671
Proceeds from reinvestment of distributions	109	4,607	273	9,677
Payments for shares redeemed	(3,623)	(151,638)	(3,446)	(126,149)
Net increase (decrease)	2,708	110,271	(2,782)	(102,801)
Total increase (decrease)	1,701	$68,151	(6,828)	$(246,318)

See accompanying notes which are an integral part of the financial statements.

32 Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income
Class A
April 30, 2014*	40.06	.19	3.09	3.28	(.20)
October 31, 2013	32.65	.43	7.42	7.85	(.44)
October 31, 2012	29.57	.27	3.11	3.38	(.30)
October 31, 2011	26.98	.23	2.59	2.82	(.23)
October 31, 2010	23.94	.23	3.07	3.30	(.26)
October 31, 2009	22.26	.25	1.68	1.93	(.25)

Class C
April 30, 2014*	39.87	.03	3.06	3.09	(.04)
October 31, 2013	32.50	.16	7.38	7.54	(.17)
October 31, 2012	29.45	.03	3.10	3.13	(.08)
October 31, 2011	26.91	.01	2.58	2.59	(.05)
October 31, 2010	23.89	.04	3.06	3.10	(.08)
October 31, 2009	22.23	.10	1.64	1.74	(.08)

Class E
April 30, 2014*	40.08	.19	3.08	3.27	(.19)
October 31, 2013	32.66	.44	7.41	7.85	(.43)
October 31, 2012	29.54	.30	3.09	3.39	(.27)
October 31, 2011	26.96	.26	2.57	2.83	(.25)
October 31, 2010	23.92	.26	3.07	3.33	(.29)
October 31, 2009	22.26	.28	1.65	1.93	(.27)

Class I
April 30, 2014*	40.06	.26	3.08	3.34	(.26)
October 31, 2013	32.65	.55	7.42	7.97	(.56)
October 31, 2012	29.57	.38	3.11	3.49	(.41)
October 31, 2011	26.98	.33	2.58	2.91	(.32)
October 31, 2010	23.95	.32	3.06	3.38	(.35)
October 31, 2009	22.29	.34	1.64	1.98	(.32)

Class S
April 30, 2014*	40.11	.24	3.10	3.34	(.25)
October 31, 2013	32.69	.53	7.42	7.95	(.53)
October 31, 2012	29.59	.35	3.10	3.45	(.35)
October 31, 2011	27.00	.30	2.59	2.89	(.30)
October 31, 2010	23.96	.30	3.07	3.37	(.33)
October 31, 2009	22.30	.31	1.65	1.96	(.30)

Class Y
April 30, 2014*	40.06	.28	3.09	3.37	(.29)
October 31, 2013	32.65	.59	7.42	8.01	(.60)
October 31, 2012	29.58	.42	3.10	3.52	(.45)
October 31, 2011	26.99	.36	2.58	2.94	(.35)
October 31, 2010	23.96	.35	3.05	3.40	(.37)
October 31, 2009	22.29	.34	1.66	2.00	(.33)

See accompanying notes which are an integral part of the financial statements.

33 Russell U.S. Defensive Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)

(.20)	43.14	8.19	26,781	1.09	1.09	.92	55
(.44)	40.06	24.18	26,019	1.10	1.10	1.17	105
(.30)	32.65	11.47	21,977	1.28	1.28	.85	150
(.23)	29.57	10.47	18,284	1.26	1.26	.77	142
(.26)	26.98	13.87	17,610	1.26	1.26	.88	102
(.25)	23.94	8.82	17,522	1.31	1.31	1.19	115

(.04)	42.92	7.79	50,416	1.84	1.84	.17	55
(.17)	39.87	23.30	48,222	1.85	1.85	.44	105
(.08)	32.50	10.64	45,352	2.03	2.03	.10	150
(.05)	29.45	9.63	48,096	2.01	2.01	.04	142
(.08)	26.91	12.98	61,826	2.01	2.01	.14	102
(.08)	23.89	7.91	71,301	2.06	2.06	.49	115

(.19)	43.16	8.18	15,570	1.09	1.09	.93	55
(.43)	40.08	24.23	17,140	1.10	1.09	1.21	105
(.27)	32.66	11.47	18,709	1.28	1.23	.93	150
(.25)	29.54	10.55	51,877	1.27	1.19	.89	142
(.29)	26.96	13.99	67,618	1.26	1.15	1.01	102
(.27)	23.92	8.86	79,008	1.31	1.18	1.35	115

(.26)	43.14	8.36	285,848.76		.76	1.24	55
(.56)	40.06	24.63	276,370.77		.77	1.52	105
(.41)	32.65	11.83	280,933.95		.95	1.19	150
(.32)	29.57	10.83	374,489.93		.93	1.13	142
(.35)	26.98	14.22	476,481.93		.91	1.26	102
(.32)	23.95	9.12	736,767.98		.93	1.62	115

(.25)	43.20	8.33	270,206.84		.84	1.17	55
(.53)	40.11	24.53	275,158.85		.85	1.45	105
(.35)	32.69	11.70	289,196	1.03	1.03	1.10	150
(.30)	29.59	10.74	1,209,861	1.01	1.01	1.02	142
(.33)	27.00	14.14	1,029,950	1.01	1.01	1.15	102
(.30)	23.96	8.98	1,356,163	1.06	1.06	1.46	115

(.29)	43.14	8.42	748,565.64		.64	1.35	55
(.60)	40.06	24.78	586,634.65		.65	1.64	105
(.45)	32.65	11.93	568,935.85		.85	1.31	150
(.35)	29.58	10.94	1,149,049.83		.83	1.21	142
(.37)	26.99	14.30	1,242,933.83		.83	1.35	102
(.33)	23.96	9.21	1,975,524.88		.88	1.63	115

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 34

Russell Investment Company Russell U.S. Dynamic Equity Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,060.00	$1,017.46
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$7.56	$7.40

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2014	$1,056.00	$1,013.74
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$11.37	$11.13
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 2.23%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2013	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2014	$1,060.80	$1,017.46
	Expenses Paid During Period*	$7.56	$7.40

* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell U.S. Dynamic Equity Fund 35

Russell Investment Company Russell U.S. Dynamic Equity Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,062.20	$1,019.29
Expenses Paid During Period*	$5.68	$5.56

* Expenses are equal to the Fund's annualized expense ratio of 1.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,061.50	$1,018.70
Expenses Paid During Period*	$6.29	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,062.80	$1,019.69
Expenses Paid During Period*	$5.27	$5.16

* Expenses are equal to the Fund's annualized expense ratio of 1.03% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

36 Russell U.S. Dynamic Equity Fund

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 100.6%			Chesapeake Energy Corp.(Û)	307,990	8,855
			Cobalt International Energy, Inc.(Æ)	156,997	2,826
Consumer Discretionary - 17.5%			ConocoPhillips	6,460	480
Amazon.com, Inc.(Æ)	12,927	3,932	CONSOL Energy, Inc.	57,411	2,555
Apollo Education Group, Inc. Class A(Æ)	46,300	1,336	Devon Energy Corp.	43,880	3,072
Bed Bath & Beyond, Inc.(Æ)	2,110	131	Halliburton Co.(Û)	159,100	10,034
Best Buy Co., Inc.(Û)	30,400	788	Magna International, Inc. Class A	6,108	599
Brinker International, Inc.	27,750	1,364	Marathon Oil Corp.(Û)	83,300	3,011
Carnival Corp.	89,915	3,535	Marathon Petroleum Corp.	40,800	3,792
Carter's, Inc.	6,900	508	Murphy Oil Corp.	5,010	318
CBS Corp. Class B	59,300	3,425	Nabors Industries, Ltd.	65,800	1,679
Comcast Corp. Class A(Æ)	185,942	9,624	Occidental Petroleum Corp.	28,310	2,711
Deckers Outdoor Corp.(Æ)	10,800	853	Peabody Energy Corp.	255,275	4,853
Delphi Automotive PLC(Û)	50,600	3,382	Pioneer Natural Resources Co.	22,100	4,271
Diageo PLC - ADR(Ñ)	33,460	4,108	Schlumberger, Ltd.	80,162	8,140
DIRECTV(Æ)	41,000	3,182	SM Energy Co.	42,700	3,165
Foot Locker, Inc.	62,300	2,899	Tesoro Corp.	32,000	1,801
Goodyear Tire & Rubber Co. (The)(Û)	111,200	2,802	Unit Corp.(Æ)	27,550	1,817
Home Depot, Inc.	57,885	4,602	Valero Energy Corp.	65,720	3,757
Jarden Corp.(Æ)(Û)	45,600	2,606	Weatherford International, Ltd.(Æ)	325,466	6,835
Johnson Controls, Inc.	188,697	8,518	Whiting Petroleum Corp.(Æ)	54,500	4,018
Las Vegas Sands Corp.	58,200	4,605	WPX Energy, Inc.(Æ)	46,778	995
Lear Corp.(Û)	38,270	3,179
Lennar Corp. Class A	71,250	2,750			95,867
Macy's, Inc.(Û)	59,800	3,434
Marriott International, Inc. Class A	83,205	4,820	Financial Services - 23.8%
McGraw Hill Financial, Inc.(Û)	42,200	3,120	Allstate Corp. (The)(Û)	105,445	6,005
Meritage Homes Corp.(Æ)	11,865	458	American Express Co.	53,300	4,660
NVR, Inc.(Æ)	2,001	2,155	American International Group, Inc.(Û)	156,824	8,332
Office Depot, Inc.(Æ)	261,379	1,069	Ameriprise Financial, Inc.(Û)	28,600	3,193
Omnicom Group, Inc.	61,600	4,169	Assurant, Inc.(Û)	46,100	3,108
Orient-Express Hotels, Ltd. Class A(Æ)	20,910	274	Assured Guaranty, Ltd.	98,610	2,358
Polaris Industries, Inc.(Û)	21,210	2,849	Axis Capital Holdings, Ltd.	28,420	1,300
PulteGroup, Inc.	65,065	1,197	Bank of America Corp.	618,875	9,370
Royal Caribbean Cruises, Ltd.	22,200	1,179	Barclays PLC - ADR(Ñ)	99,972	1,710
Shutterfly, Inc.(Æ)	36,758	1,505	Capital One Financial Corp.(Û)	53,800	3,976
Starbucks Corp.	83,759	5,915	CBL & Associates Properties, Inc.(ö)	42,400	770
Starz(Æ)	54,400	1,756	CBRE Group, Inc. Class A(Æ)(Û)	115,000	3,064
Taylor Morrison Home Corp. Class A(Æ)	26,930	571	Citigroup, Inc.	184,895	8,858
TJX Cos., Inc.	44,397	2,583	CME Group, Inc. Class A	89,110	6,272
Toll Brothers, Inc.(Æ)	125,240	4,288	Columbia Property Trust, Inc.(Ñ)(ö)	19,286	547
Viacom, Inc. Class B	28,000	2,379	Discover Financial Services(Û)	59,800	3,343
Walt Disney Co. (The)	37,557	2,980	E*Trade Financial Corp.(Æ)	76,360	1,714
Whirlpool Corp.(Û)	51,000	7,822	Endurance Specialty Holdings, Ltd.	77,630	3,945
		122,652	FactSet Research Systems, Inc.	11,600	1,235
			Fifth Third Bancorp	63,310	1,305
			First Republic Bank	139,240	7,068
Consumer Staples - 1.1%			Genworth Financial, Inc. Class A(Æ)	191,350	3,416
Coca-Cola Enterprises, Inc.	14,850	675	Hanover Insurance Group, Inc. (The)	44,700	2,613
Herbalife, Ltd.	24,700	1,481	Hartford Financial Services Group, Inc.	225,950	8,105
Kroger Co. (The)(Û)	31,100	1,432	Hospitality Properties Trust(ö)	100,000	3,005
Lorillard, Inc.	55,700	3,310	Huntington Bancshares, Inc.	71,881	658
Tyson Foods, Inc. Class A	24,300	1,020	Jones Lang LaSalle, Inc.	8,100	939
		7,918	JPMorgan Chase & Co.	177,850	9,956
			KeyCorp(Û)	282,920	3,859
Energy - 13.7%			Lincoln National Corp.	14,600	708
Anadarko Petroleum Corp.	33,648	3,332	MetLife, Inc.	98,400	5,151
Arch Coal, Inc.(Ñ)	810,920	3,714	Moody's Corp.	22,200	1,743
Baker Hughes, Inc.(Û)	78,510	5,488	Morgan Stanley	205,150	6,345
Cameron International Corp.(Æ)	57,704	3,749	Old Republic International Corp.	137,900	2,284

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 37

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
PNC Financial Services Group, Inc. (The)	8,300	697	Boeing Co. (The)	6,400	826
Prudential Financial, Inc.	59,400	4,792	Chicago Bridge & Iron Co.	25,100	2,010
Regions Financial Corp.	602,782	6,112	Delta Air Lines, Inc.	158,700	5,845
Reinsurance Group of America, Inc. Class A	37,070	2,844	Eaton Corp. PLC	57,500	4,177
SunTrust Banks, Inc.	165,180	6,320	FedEx Corp.	32,400	4,414
T Rowe Price Group, Inc.	53,176	4,367	Fluor Corp.	57,990	4,390
Twenty-First Century Fox, Inc.(Æ)	101,500	3,250	General Electric Co.	64,021	1,722
Unum Group	79,400	2,638	Honeywell International, Inc.	49,600	4,608
Validus Holdings, Ltd.	16,940	628	Huntington Ingalls Industries, Inc.(Û)	31,100	3,203
Waddell & Reed Financial, Inc. Class A	42,210	2,847	Lexmark International, Inc. Class A	73,500	3,161
Wells Fargo & Co.(Û)	16,700	829	Navistar International Corp.(Æ)(Ñ)	32,490	1,232
		166,239	Northrop Grumman Corp.(Û)	23,500	2,855
			Oshkosh Corp.	50,800	2,820
Health Care - 9.2%			Pentair, Ltd.	42,400	3,150
Alexion Pharmaceuticals, Inc.(Æ)	15,300	2,420	Southwest Airlines Co.(Û)	137,200	3,316
Amgen, Inc.(Û)	7,810	873	SPX Corp.	23,900	2,434
Biogen Idec, Inc.(Æ)(Û)	9,800	2,814	Trinity Industries, Inc.	23,300	1,749
Brookdale Senior Living, Inc. Class A(Æ)	41,074	1,308	United Continental Holdings, Inc.(Æ)	33,400	1,365
Cardinal Health, Inc.	42,700	2,968	United Rentals, Inc.(Æ)	33,900	3,181
Catamaran Corp.(Æ)	184,470	6,964			63,158
Celgene Corp.(Æ)(Û)	51,600	7,586
Cigna Corp.(Û)	15,100	1,209	Technology - 18.0%
Express Scripts Holding Co.(Æ)	50,600	3,369	Adobe Systems, Inc.(Æ)	76,600	4,726
Gilead Sciences, Inc.(Æ)	96,787	7,597	Altera Corp.	103,229	3,357
Humana, Inc.(Û)	5,600	615	Apple, Inc.(Û)	22,473	13,261
McKesson Corp.(Û)	16,700	2,825	Arrow Electronics, Inc.(Æ)	51,600	2,928
Myriad Genetics, Inc.(Æ)(Û)	48,220	2,035	Avago Technologies, Ltd. Class A	78,400	4,978
Omnicare, Inc.	8,010	475	Avnet, Inc.	67,700	2,920
Pharmacyclics, Inc.(Æ)	25,915	2,451	Cisco Systems, Inc.	161,630	3,735
St. Jude Medical, Inc.	70,500	4,475	Computer Sciences Corp.	12,300	728
Thermo Fisher Scientific, Inc.	39,400	4,491	Facebook, Inc. Class A(Æ)	178,619	10,678
United Therapeutics Corp.(Æ)(Û)	28,600	2,860	Google, Inc. Class C(Æ)	19,568	10,386
Valeant Pharmaceuticals International, Inc.			Hewlett-Packard Co.	123,900	4,096
(Æ)(Ñ)	25,800	3,450	Ingram Micro, Inc. Class A(Æ)	108,180	2,917
Vertex Pharmaceuticals, Inc.(Æ)	52,400	3,547	Intel Corp.	176,300	4,705
		64,332	Lam Research Corp.(Æ)(Û)	51,700	2,978
			Lambda TD Software, Inc.(Æ)(Û)	156,300	2,898
Materials and Processing - 6.6%			LSI Corp.	45,900	511
Alcoa, Inc.	104,075	1,402	Marvell Technology Group, Ltd.(Û)	199,600	3,166
Bombardier, Inc. Class B	302,197	1,209	Micron Technology, Inc.(Æ)	166,616	4,352
CF Industries Holdings, Inc.(Û)	12,300	3,015	MICROS Systems, Inc.(Æ)	50,000	2,575
Domtar Corp.(Û)	28,370	2,649	Oracle Corp.	114,200	4,669
Dow Chemical Co. (The)	87,800	4,381	QUALCOMM, Inc.	60,200	4,738
Fastenal Co.(Ñ)	86,516	4,333	Rackspace Hosting, Inc.(Æ)	181,441	5,265
Freeport-McMoRan Copper & Gold, Inc.	84,736	2,912	Salesforce.com, Inc.(Æ)	137,185	7,086
Huntsman Corp.	310,600	7,780	SanDisk Corp.(Û)	42,600	3,620
LyondellBasell Industries NV Class A(Û)	44,100	4,079	ServiceNow, Inc.(Æ)	47,694	2,371
Packaging Corp. of America(Û)	31,200	2,079	Stratasys, Ltd.(Æ)(Ñ)	28,495	2,760
Precision Castparts Corp.	23,357	5,911	Symantec Corp.	54,568	1,107
United States Steel Corp.	121,700	3,167	Tyco International, Ltd.	120,200	4,916
Westlake Chemical Corp.	45,500	3,240	Western Digital Corp.	37,600	3,314
		46,157			125,741

Producer Durables - 9.0%			Utilities - 1.7%
AECOM Technology Corp.(Æ)	47,030	1,525	AES Corp.(Û)	215,400	3,112
Aegean Marine Petroleum Network, Inc.	73,337	677	AT&T, Inc.	46,100	1,646
Alaska Air Group, Inc.	16,500	1,552	CenturyLink, Inc.	96,700	3,376
Alliant Techsystems, Inc.(Û)	20,430	2,946	Edison International	34,100	1,929
			FirstEnergy Corp.	14,570	492
See accompanying notes which are an integral part of the financial statements.
38 Russell U.S. Dynamic Equity Fund

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Time Warner Telecom, Inc. Class A(Æ)	42,700	1,310	Stratasys, Ltd.(Æ)	(17,200)	(1,666)
		11,865			(5,970)

Total Common Stocks			Total Securities Sold Short
(cost $603,063)		703,929	(proceeds $35,036)		(36,671)
Investments in Other Funds - 0.3%			Other Assets and Liabilities,
Financial Services - 0.3%			Net - (2.6%)		(18,058)
iShares Russell 1000 Value ETF	23,185	2,258	Net Assets - 100.0%		699,876
Total Investments in Other Funds
(cost $2,064)		2,258
Short-Term Investments - 3.7%
Russell U.S. Cash Management Fund	26,004,428 (∞)	26,004
Total Short-Term Investments
(cost $26,004)		26,004
Other Securities - 3.2%
Russell U.S. Cash Collateral Fund(×)	22,413,585 (∞)	22,414
Total Other Securities
(cost $22,414)		22,414
Total Investments 107.8%
(identified cost $653,545)		754,605
Securities Sold Short - (5.2)%
Consumer Discretionary - (0.3)%
Burger King Worldwide, Inc.	(25,500)	(667)
Choice Hotels International, Inc.	(25,400)	(1,122)
		(1,789)
Energy - (1.4)%
Cheniere Energy, Inc.(Æ)	(53,200)	(3,003)
First Solar, Inc.(Æ)	(38,000)	(2,565)
Golar LNG, Ltd.(Æ)	(27,100)	(1,198)
Gulfport Energy Corp.(Æ)	(42,800)	(3,153)
		(9,919)
Financial Services - (0.8)%
Plum Creek Timber Co., Inc.(ö)	(68,500)	(2,986)
St. Joe Co. (The)(Æ)	(157,300)	(2,808)
		(5,794)
Health Care - (0.7)%
ARIAD Pharmaceuticals, Inc.(Æ)	(98,400)	(716)
Brookdale Senior Living, Inc. Class A(Æ)	(73,090)	(2,327)
Theravance, Inc.(Æ)	(74,600)	(2,008)
		(5,051)
Materials and Processing - (0.9)%
Eagle Materials, Inc.	(9,400)	(783)
Tahoe Resources, Inc.(Æ)	(137,980)	(3,077)
Vulcan Materials Co.	(33,700)	(2,175)
		(6,035)
Producer Durables - (0.3)%
Iron Mountain, Inc.	(74,300)	(2,113)

Technology - (0.8)%
Cree, Inc.(Æ)	(21,600)	(1,019)
NetSuite, Inc.(Æ)	(35,100)	(2,713)
ServiceNow, Inc.(Æ)	(11,500)	(572)

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 39

Russell Investment Company Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		104	USD	10,890	06/14	199
S&P 500 E-Mini Index Futures		175	USD	16,431	06/14	287
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						486

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Common Stocks
Consumer Discretionary	$122,652	$—	$—		$122,652	17.5
Consumer Staples	7,918	—	—		7,918	1.1
Energy	95,867	—	—		95,867	13.7
Financial Services	166,239	—	—		166,239	23.8
Health Care	64,332	—	—		64,332	9.2
Materials and Processing	46,157	—	—		46,157	6.6
Producer Durables	63,158	—	—		63,158	9.0
Technology	125,741	—	—		125,741	18.0
Utilities	11,865	—	—		11,865	1.7
Investments in Other Funds	2,258	—	—		2,258	0.3
Short-Term Investments	—	26,004	—		26,004	3.7
Other Securities	—	22,414	—		22,414	3.2
Total Investments	706,187	48,418	—		754,605	107.8
Securities Sold Short**	(36,671)	—	—		(36,671)	(5.2)
Other Assets and Liabilities, Net						(2.6)
						100.0
Other Financial Instruments
Futures Contracts	486	—	—		486	0.1
Total Other Financial Instruments*	$486	$—	$—		$486

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

40 Russell U.S. Dynamic Equity Fund

Russell Investment Company Russell U.S. Dynamic Equity Fund

Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$486

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$3,566

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(529)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 41

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$18,355	$—	$18,355
Futures Contracts	Variation margin on futures contracts	92	—	92
Total		$18,447	$—	$18,447

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$7,645	$—	$7,645	$—
Deutsche Bank	3,670	—	3,670	—
Fidelity	711	—	711	—
ING	443	—	443	—
Merrill Lynch	92	—	—	92
Morgan Stanley	2,661	—	2,661	—
UBS	3,225	—	3,225	—
Total	$18,447	$—	$18,355	$92

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

42 Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$653,545
Investments, at fair value(*)	754,605
Cash (restricted)(a)	1,805
Receivables:
Dividends and interest	309
Dividends from affiliated Russell funds	3
Investments sold	23,110
Fund shares sold	263
Variation margin on futures contracts	92
Prepaid expenses	2
Total assets	780,189

Liabilities
Payables:
Investments purchased	20,418
Fund shares redeemed	124
Accrued fees to affiliates	531
Other accrued expenses	155
Securities sold short, at fair value(‡)	36,671
Payable upon return of securities loaned	22,414
Total liabilities	80,313

Net Assets	$699,876

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 43

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(112)
Accumulated net realized gain (loss)	44,812
Unrealized appreciation (depreciation) on:
Investments	101,060
Futures contracts	486
Securities sold short	(1,635)
Shares of beneficial interest	594
Additional paid-in capital	554,671
Net Assets	$699,876
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.32
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.01
Class A — Net assets	$1,570,773
Class A — Shares outstanding ($.01 par value)	138,745
Net asset value per share: Class C(#)	$10.04
Class C — Net assets	$11,295,510
Class C — Shares outstanding ($.01 par value)	1,125,226
Net asset value per share: Class E(#)	$11.35
Class E — Net assets	$2,549,717
Class E — Shares outstanding ($.01 par value)	224,743
Net asset value per share: Class I(#)	$11.88
Class I — Net assets	$29,412,680
Class I — Shares outstanding ($.01 par value)	2,476,243
Net asset value per share: Class S(#)	$11.72
Class S — Net assets	$67,985,838
Class S — Shares outstanding ($.01 par value)	5,801,073
Net asset value per share: Class Y(#)	$11.84
Class Y — Net assets	$587,061,214
Class Y — Shares outstanding ($.01 par value)	49,584,856
Amounts in thousands
(*) Securities on loan included in investments	$18,355
(‡) Proceeds on securities sold short	$35,036
(>) Investments in affiliates, Russell U.S. Cash Management Fund and U.S. Cash Collateral Fund	$48,418
(a) Cash Collateral for Futures	$1,805
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

44 Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$4,658
Dividends from affiliated Russell funds	17
Securities lending income	38
Total investment income	4,713

Expenses
Advisory fees	2,814
Administrative fees	168
Custodian fees	71
Distribution fees - Class A	2
Distribution fees - Class C	39
Transfer agent fees - Class A	1
Transfer agent fees - Class C	10
Transfer agent fees - Class E	3
Transfer agent fees - Class I	17
Transfer agent fees - Class S	77
Transfer agent fees - Class Y	13
Professional fees	41
Registration fees	38
Shareholder servicing fees - Class C	13
Shareholder servicing fees - Class E	3
Trustees’ fees	9
Printing fees	10
Dividends from securities sold short	159
Interest expense paid on securities sold short	287
Miscellaneous	9
Expenses before reductions	3,784
Expense reductions	(5)
Net expenses	3,779
Net investment income (loss)	934

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	48,902
Futures contracts	3,566
Securities sold short	(1,743)
Net realized gain (loss)	50,725
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(6,542)
Futures contracts	(529)
Securities sold short	(1,450)
Net change in unrealized appreciation (depreciation)	(8,521)
Net realized and unrealized gain (loss)	42,204
Net Increase (Decrease) in Net Assets from Operations	$43,138

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 45

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$934	$3,586
Net realized gain (loss)	50,725	75,319
Net change in unrealized appreciation (depreciation)	(8,521)	98,153
Net increase (decrease) in net assets from operations	43,138	177,058

Distributions
From net investment income
Class A	(—) **	(1)
Class E	—	(3)
Class I	(39)	(97)
Class S	(62)	(245)
Class Y	(968)	(3,494)
From net realized gain
Class A	(134)	—
Class C	(1,271)	—
Class E	(332)	—
Class I	(3,204)	—
Class S	(8,405)	—
Class Y	(65,604)	—
Net decrease in net assets from distributions	(80,019)	(3,840)

Share Transactions*
Net increase (decrease) in net assets from share transactions	35,133	(114,970)
Total Net Increase (Decrease) in Net Assets	(1,748)	58,248

Net Assets
Beginning of period	701,624	643,376
End of period	$699,876	$701,624
Undistributed (overdistributed) net investment income included in net assets	$(112)	$23
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

46 Russell U.S. Dynamic Equity Fund

Russell Investment Company Russell U.S. Dynamic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	40	$451	91	$1,021
Proceeds from reinvestment of distributions	12	134	—	1
Payments for shares redeemed	(4)	(48)	(23)	(244)
Net increase (decrease)	48	537	68	778
Class C
Proceeds from shares sold	222	2,226	403	4,126
Proceeds from reinvestment of distributions	124	1,232	—	—
Payments for shares redeemed	(81)	(837)	(174)	(1,643)
Net increase (decrease)	265	2,621	229	2,483
Class E
Proceeds from shares sold	8	96	17	186
Proceeds from reinvestment of distributions	30	331	1	3
Payments for shares redeemed	(58)	(680)	(33)	(350)
Net increase (decrease)	(20)	(253)	(15)	(161)
Class I
Proceeds from shares sold	263	3,144	1,142	12,545
Proceeds from reinvestment of distributions	267	3,126	8	93
Payments for shares redeemed	(297)	(3,590)	(805)	(8,513)
Net increase (decrease)	233	2,680	345	4,125
Class S
Proceeds from shares sold	2,082	24,340	4,379	46,182
Proceeds from reinvestment of distributions	525	6,060	15	162
Payments for shares redeemed	(2,616)	(30,771)	(4,054)	(45,590)
Net increase (decrease)	(9)	(371)	340	754
Class Y
Proceeds from shares sold	3,602	41,998	1,394	14,718
Proceeds from reinvestment of distributions	5,708	66,572	329	3,494
Payments for shares redeemed	(6,503)	(78,651)	(12,651)	(141,161)
Net increase (decrease)	2,807	29,919	(10,928)	(122,949)
Total increase (decrease)	3,324	$35,133	(9,961)	$(114,970)

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 47

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	12.08	(.01)	.71	.70	—(f)	(1.46)
October 31, 2013	9.40	—(f)	2.71	2.71	(.03)	—
October 31, 2012(6)	9.20	.01	.20	.21	(.01)	—

Class C
April 30, 2014*	10.90	(.04)	.64	.60	—	(1.46)
October 31, 2013	8.53	(.07)	2.44	2.37	—	—
October 31, 2012	7.56	(.06)	1.03	.97	—	—
October 31, 2011	6.97	(.07)	.66	.59	—	—
October 31, 2010	5.96	(.07)	1.08	1.01	—	—
October 31, 2009	5.09	(.04)	.91	.87	—	—

Class E
April 30, 2014*	12.10	(.01)	.72	.71	—	(1.46)
October 31, 2013	9.41	.01	2.69	2.70	(.01)	—
October 31, 2012	8.27	—(f)	1.14	1.14	—	—
October 31, 2011	7.58	(.02)	.71	.69	—	—
October 31, 2010	6.43	(.02)	1.17	1.15	—	—
October 31, 2009	5.46	—(f)	.98	.98	(.01)	—

Class I
April 30, 2014*	12.60	.01	.75	.76	(.02)	(1.46)
October 31, 2013	9.79	.05	2.81	2.86	(.05)	—
October 31, 2012	8.56	.03	1.21	1.24	(.01)	—
October 31, 2011	7.83	.01	.72	.73	—	—
October 31, 2010	6.62	—(f)	1.22	1.22	(.01)	—
October 31, 2009	5.63	.02	1.00	1.02	(.03)	—

Class S
April 30, 2014*	12.45	.01	.73	.74	(.01)	(1.46)
October 31, 2013	9.68	.04	2.76	2.80	(.03)	—
October 31, 2012	8.48	.03	1.17	1.20	—(f)	—
October 31, 2011	7.76	—(f)	.72	.72	—	—
October 31, 2010	6.56	(.01)	1.21	1.20	—(f)	—
October 31, 2009	5.57	.01	1.00	1.01	(.02)	—

Class Y
April 30, 2014*	12.56	.02	.75	.77	(.03)	(1.46)
October 31, 2013	9.77	.06	2.80	2.86	(.07)	—
October 31, 2012(6)	9.56	.02	.21	.23	(.02)	—

See accompanying notes which are an integral part of the financial statements.

48 Russell U.S. Dynamic Equity Fund

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	(d)(e)	Turnover Rate(b)

(1.46)	11.32	6.00	1,571	1.48	1.48	(.14)	59
(.03)	12.08	28.84	1,089	1.51	1.51	—(i)	142
(.01)	9.40	2.30	206	1.36	1.35	.31	120

(1.46)	10.04	5.60	11,295	2.23	2.23	(.89)	59
—	10.90	27.90	9,380	2.26	2.26	(.68)	142
—	8.53	12.83	5,386	2.28	2.07	(.72)	120
—	7.56	8.18	5,335	2.29	2.05	(.97)	142
—	6.97	16.95	5,456	2.24	2.05	(1.08)	111
—	5.96	17.09	5,770	2.18	2.11	(.76)	118

(1.46)	11.35	6.08	2,550	1.48	1.48	(.13)	59
(.01)	12.10	28.75	2,959	1.51	1.51	.10	142
—	9.41	13.78	2,443	1.55	1.32	(.01)	120
—	8.27	8.97	3,906	1.54	1.30	(.22)	142
—	7.58	17.88	5,795	1.49	1.30	(.34)	111
(.01)	6.43	17.90	5,381	1.43	1.36	(.02)	118

(1.48)	11.88	6.22	29,413	1.15	1.11	.23	59
(.05)	12.60	29.28	28,265	1.18	1.13	.41	142
(.01)	9.79	14.34	18,586	1.21	.94	.38	120
—	8.56	9.45	26,748	1.19	.92	.10	142
(.01)	7.83	18.44	46,926	1.16	.92	.05	111
(.03)	6.62	18.34	49,355	1.11	.98	.38	118

(1.47)	11.72	6.15	67,986	1.23	1.23	.11	59
(.03)	12.45	29.04	72,332	1.26	1.26	.35	142
— (f)	9.68	14.20	52,928	1.26	1.07	.29	120
—	8.48	9.28	27,847	1.29	1.05	.02	142
— (f)	7.76	18.30	31,701	1.24	1.05	(.09)	111
(.02)	6.56	18.15	33,974	1.19	1.11	.25	118

(1.49)	11.84	6.28	587,061	1.03	1.03	.31	59
(.07)	12.56	29.34	587,599	1.06	1.06	.56	142
(.02)	9.77	2.36	563,827.91		.91	.80	120

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 49

Russell Investment Company Russell U.S. Strategic Equity Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,071.60	$1,019.49
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$5.50	$5.36

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2014	$1,067.10	$1,015.77
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$9.33	$9.10
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.82%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2013	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2014	$1,071.30	$1,019.49
	Expenses Paid During Period*	$5.50	$5.36

* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

50 Russell U.S. Strategic Equity Fund

Russell Investment Company Russell U.S. Strategic Equity Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,072.60	$1,020.73
Expenses Paid During Period*	$4.21	$4.11

* Expenses are equal to the Fund's annualized expense ratio of 0.82% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

Russell U.S. Strategic Equity Fund 51

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 94.9%			Shutterfly, Inc.(Æ)	45,642	1,868
			Sirius XM Holdings, Inc.(Æ)	10,073	32
Consumer Discretionary - 13.2%			Starbucks Corp.	229,550	16,211
Advance Auto Parts, Inc.	76,125	9,233	Starz(Æ)	47,200	1,523
Amazon.com, Inc.(Æ)	33,094	10,065	Target Corp.	175,761	10,853
AMC Networks, Inc. Class A(Æ)	26,748	1,757	Taylor Morrison Home Corp. Class A(Æ)	42,000	891
Apollo Group, Inc. Class A(Æ)	39,200	1,131	Tesla Motors, Inc.(Æ)	7,916	1,646
AutoZone, Inc.(Æ)	10,565	5,641	Time Warner Cable, Inc.	19,272	2,726
Bed Bath & Beyond, Inc.(Æ)	2,450	152	Time Warner, Inc.	379,902	25,248
Best Buy Co., Inc.(Û)	25,500	661	TJX Cos., Inc.	164,246	9,556
Big Lots, Inc.(Æ)	27,200	1,074	Toll Brothers, Inc.(Æ)	188,395	6,451
Brinker International, Inc.	84,000	4,128	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	30,819	2,703
Buffalo Wild Wings, Inc.(Æ)	6,250	913	Under Armour, Inc. Class A(Æ)	39,412	1,927
Carnival Corp.	133,045	5,230	Viacom, Inc. Class B	321,117	27,288
Carter's, Inc.	10,000	737	Wal-Mart Stores, Inc.	67,311	5,365
CBS Corp. Class B	67,316	3,888	Walt Disney Co. (The)	68,023	5,397
Chipotle Mexican Grill, Inc. Class A(Æ)	3,347	1,668	Whirlpool Corp.(Û)	52,000	7,976
Columbia Sportswear Co.	10,695	920
Comcast Corp. Class A(Æ)	618,925	32,036			445,608
Costco Wholesale Corp.	102,593	11,868
Deckers Outdoor Corp.(Æ)	8,100	639	Consumer Staples - 6.4%
Delphi Automotive PLC(Û)	40,600	2,714	Altria Group, Inc.	282,675	11,338
Diageo PLC - ADR	48,301	5,930	Andersons, Inc. (The)	54,424	3,390
DIRECTV(Æ)	117,059	9,084	Archer-Daniels-Midland Co.	3,827	167
Discovery Communications, Inc. Class A(Æ)	43,000	3,264	Church & Dwight Co., Inc.	53,343	3,681
Estee Lauder Cos., Inc. (The) Class A	108,228	7,854	Coca-Cola Co. (The)	464,576	18,950
Foot Locker, Inc.	50,100	2,331	Coca-Cola Enterprises, Inc.	11,850	539
Ford Motor Co.	863,897	13,952	Colgate-Palmolive Co.	88,367	5,947
Gap, Inc. (The)	25,032	984	Constellation Brands, Inc. Class A(Æ)	39,637	3,165
GateHouse Media, Inc. Class A(Æ)	358	14	CVS Caremark Corp.	177,878	12,935
General Motors Co.	7,773	268	Dr Pepper Snapple Group, Inc.	30,265	1,677
Goodyear Tire & Rubber Co. (The)(Û)	89,100	2,245	Energizer Holdings, Inc.	8,464	945
Home Depot, Inc.	495,504	39,397	Herbalife, Ltd.	19,900	1,194
Jarden Corp.(Æ)(Û)	35,500	2,029	Hershey Co. (The)	49,700	4,783
Johnson Controls, Inc.	589,424	26,607	Ingredion, Inc.	18,287	1,288
Kate Spade & Co.(Æ)	61,399	2,135	Kellogg Co.	127	9
Las Vegas Sands Corp.	170,557	13,496	Kimberly-Clark Corp.	137,721	15,459
Lear Corp.(Û)	29,780	2,473	Kroger Co. (The)(Û)	270,876	12,471
Lennar Corp. Class A	100,050	3,861	Lorillard, Inc.	101,836	6,051
Liberty Global PLC(Æ)	357	14	Mondelez International, Inc. Class A	201,316	7,177
Lululemon Athletica, Inc.(Æ)	4,761	219	Monster Beverage Corp.(Æ)	44,717	2,994
Macy's, Inc.(Û)	46,900	2,693	PepsiCo, Inc.	249,778	21,454
Marriott International, Inc. Class A	121,850	7,059	Philip Morris International, Inc.	452,591	38,665
McGraw Hill Financial, Inc.(Û)	35,800	2,647	Procter & Gamble Co. (The)	331,415	27,358
Meritage Homes Corp.(Æ)	16,870	651	Reynolds American, Inc.	109,172	6,161
Michael Kors Holdings, Ltd.(Æ)	60,610	5,528	Sysco Corp.	2,420	88
News Corp. Class A(Æ)	66,043	1,124	Tyson Foods, Inc. Class A	21,400	898
Nike, Inc. Class B	298,115	21,747	Walgreen Co.	1,454	99
NVR, Inc.(Æ)	1,982	2,135	WhiteWave Foods Co. (The) Class A(Æ)	68,254	1,890
Office Depot, Inc.(Æ)	381,097	1,559	Whole Foods Market, Inc.	73,696	3,663
Omnicom Group, Inc.	143,455	9,709			214,436
O'Reilly Automotive, Inc.(Æ)	20,640	3,071
Orient-Express Hotels, Ltd. Class A(Æ)	28,878	378	Energy - 10.6%
PetSmart, Inc.	40,219	2,722	Anadarko Petroleum Corp.	40,656	4,026
Polaris Industries, Inc.(Û)	17,030	2,288	Apache Corp.	2,463	214
Priceline Group, Inc. (The)(Æ)	3,673	4,252	Arch Coal, Inc.	1,182,364	5,415
PulteGroup, Inc.	363,054	6,677	Baker Hughes, Inc.(Û)	75,032	5,245
PVH Corp.	28,572	3,588	BP PLC - ADR	306,200	15,500
Ross Stores, Inc.	68,800	4,684	Cameron International Corp.(Æ)	72,500	4,710
Royal Caribbean Cruises, Ltd.	90,783	4,823	Chesapeake Energy Corp.(Û)	425,725	12,240

See accompanying notes which are an integral part of the financial statements.

52 Russell U.S. Strategic Equity Fund

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Chevron Corp.	244,676	30,712	Citigroup, Inc.	788,241	37,765
Cimarex Energy Co.	3,280	391	City National Corp.	13,101	951
Cobalt International Energy, Inc.(Æ)	221,075	3,979	CME Group, Inc. Class A	71,314	5,020
ConocoPhillips	243,237	18,075	Columbia Property Trust, Inc.(ö)	27,987	793
CONSOL Energy, Inc.	83,691	3,725	Cullen/Frost Bankers, Inc.	38,504	2,942
Continental Resources, Inc.(Æ)	17,800	2,466	Discover Financial Services(Û)	167,981	9,390
Devon Energy Corp.	62,747	4,392	Dun & Bradstreet Corp. (The)	13,332	1,477
EOG Resources, Inc.	16,274	1,595	E*Trade Financial Corp.(Æ)	56,880	1,277
Exxon Mobil Corp.	659,576	67,547	Equity Lifestyle Properties, Inc. Class A(ö)	43,985	1,842
Halliburton Co.(Û)	513,105	32,362	Equity Residential(ö)	2,242	133
Hess Corp.	1,828	163	Erie Indemnity Co. Class A	7,734	554
Hubbell, Inc. Class B(Æ)	33,200	3,908	Everest Re Group, Ltd.	47,637	7,528
Kinder Morgan, Inc.	350	11	FactSet Research Systems, Inc.	10,700	1,140
Magna International, Inc. Class A	9,726	953	Fifth Third Bancorp	53,740	1,108
Marathon Oil Corp.(Û)	496,268	17,940	First Republic Bank	118,435	6,012
Marathon Petroleum Corp.	65,961	6,131	Fiserv, Inc.(Æ)	176,478	10,726
Nabors Industries, Ltd.	54,800	1,398	FleetCor Technologies, Inc.(Æ)	31,682	3,616
National Oilwell Varco, Inc.	90,496	7,107	Genworth Financial, Inc. Class A(Æ)	159,720	2,851
Occidental Petroleum Corp.	248,996	23,841	Goldman Sachs Group, Inc. (The)	96,682	15,452
Peabody Energy Corp.	371,405	7,060	Hanover Insurance Group, Inc. (The)	35,900	2,098
Phillips 66(Æ)	193,493	16,102	Hartford Financial Services Group, Inc.	284,190	10,194
Pioneer Natural Resources Co.	65,313	12,623	Hospitality Properties Trust(ö)	69,000	2,073
Schlumberger, Ltd.	134,431	13,651	Huntington Bancshares, Inc.	92,141	844
SM Energy Co.	34,200	2,535	Jack Henry & Associates, Inc.	64,563	3,561
Southwestern Energy Co.(Æ)	165,400	7,919	Jones Lang LaSalle, Inc.	6,900	800
Spectra Energy Corp.	4,206	167	JPMorgan Chase & Co.	532,442	29,806
Tesoro Corp.	27,000	1,520	KeyCorp(Û)	257,065	3,506
Unit Corp.(Æ)	23,850	1,573	Lincoln National Corp.	11,400	553
Valero Energy Corp.	56,058	3,205	Loews Corp.	294,761	12,961
Weatherford International, Ltd.(Æ)	473,238	9,938	Marsh & McLennan Cos., Inc.	1,138	56
Whiting Petroleum Corp.(Æ)	61,800	4,556	MasterCard, Inc. Class A	236,920	17,425
Williams Cos., Inc. (The)	1,919	81	MetLife, Inc.	116,819	6,115
WPX Energy, Inc.(Æ)	70,092	1,492	Moody's Corp.	17,500	1,374
		356,468	Morgan Stanley	227,357	7,032
			Morningstar, Inc.	701	51
Financial Services - 16.6%			Old Republic International Corp.	117,600	1,947
ACE, Ltd.	146,938	15,035	PartnerRe, Ltd. - ADR	55,259	5,824
Aflac, Inc.	2,930	184	PNC Financial Services Group, Inc. (The)	407,528	34,249
Allied World Assurance Co. Holdings AG	2,573	277	Prudential Financial, Inc.	68,881	5,557
Allstate Corp. (The)(Û)	120,994	6,891	Public Storage(ö)	61	11
American Express Co.	300,085	26,236	Regions Financial Corp.	279,468	2,834
American International Group, Inc.(Û)	176,586	9,382	Reinsurance Group of America, Inc. Class A	58,312	4,473
Ameriprise Financial, Inc.(Û)	37,568	4,194	Santander Consumer USA Holdings, Inc.(Æ)	328,821	7,477
Aspen Insurance Holdings, Ltd.	173,577	7,946	Simon Property Group, Inc.(ö)	487	84
Assurant, Inc.(Û)	37,000	2,494	Starwood Waypoint Residential Trust(Æ)(ö)	792	22
Assured Guaranty, Ltd.	144,950	3,466	State Street Corp.	226,092	14,596
Axis Capital Holdings, Ltd.	46,280	2,117	SunTrust Banks, Inc.	241,775	9,250
Bank of America Corp.	3,457,005	52,339	T Rowe Price Group, Inc.	90,354	7,421
Bank of New York Mellon Corp. (The)	7,295	247	Thomson Reuters Corp.	2,327	84
Barclays PLC - ADR	133,359	2,282	Torchmark Corp.	26,617	2,121
BB&T Corp.	4,374	163	Travelers Cos., Inc. (The)	75,907	6,876
Berkshire Hathaway, Inc. Class B(Æ)	93,672	12,070	Twenty-First Century Fox, Inc.(Æ)	117,962	3,777
BlackRock, Inc. Class A	10,500	3,161	Unum Group(Û)	67,600	2,246
Capital One Financial Corp.(Û)	245,772	18,163	US Bancorp	11,626	474
CBL & Associates Properties, Inc.(ö)	34,200	621	Validus Holdings, Ltd.	13,570	503
CBOE Holdings, Inc.	69,778	3,723	Ventas, Inc.(ö)	29,496	1,949
CBRE Group, Inc. Class A(Æ)	92,700	2,470	Visa, Inc. Class A	147,948	29,976
Charles Schwab Corp. (The)	5,913	157	Waddell & Reed Financial, Inc. Class A(Û)	105,103	7,089
Chubb Corp. (The)	55,707	5,130	Wells Fargo & Co.(Û)	456,346	22,653

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 53

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Zillow, Inc. Class A(Æ)	13,738	1,493	Alcoa, Inc.	125,270	1,687
		560,760	Bombardier, Inc. Class B	438,758	1,755
			CF Industries Holdings, Inc.(Û)	9,900	2,427
Health Care - 15.2%			CRH PLC - ADR	294,600	8,626
Abbott Laboratories	515,522	19,971	Crown Holdings, Inc.(Æ)	55,931	2,638
AbbVie, Inc.	151,824	7,907	Domtar Corp.(Û)	22,700	2,119
Actavis PLC(Æ)	29,830	6,095	Dow Chemical Co. (The)	105,707	5,275
Aetna, Inc.	1,708	122	EI du Pont de Nemours & Co.	152,800	10,287
Alexion Pharmaceuticals, Inc.(Æ)	27,734	4,388	Fastenal Co.	122,547	6,137
Amgen, Inc.(Û)	77,465	8,657	Freeport-McMoRan Copper & Gold, Inc.	93,141	3,201
Baxter International, Inc.	208,200	15,155	Huntsman Corp.	311,200	7,796
Biogen Idec, Inc.(Æ)(Û)	48,361	13,885	International Flavors & Fragrances, Inc.	44,700	4,404
Bio-Rad Laboratories, Inc. Class A(Æ)	4,522	557	Lennox International, Inc.	26,070	2,185
Boston Scientific Corp.(Æ)	337,435	4,255	LyondellBasell Industries NV Class A(Û)	97,067	8,979
Bristol-Myers Squibb Co.	319,868	16,022	Masco Corp.	196,122	3,940
Brookdale Senior Living, Inc. Class A(Æ)	81,798	2,604	Monsanto Co.	130,600	14,457
Cardinal Health, Inc.	314,214	21,841	Mosaic Co. (The)	132,471	6,629
CareFusion Corp.(Æ)	64,153	2,506	Packaging Corp. of America(Û)	63,529	4,233
Catamaran Corp.(Æ)	284,779	10,750	PPG Industries, Inc.	98,690	19,108
Celgene Corp.(Æ)(Û)	108,255	15,915	Precision Castparts Corp.	43,051	10,896
Cigna Corp.(Û)	15,700	1,257	Reliance Steel & Aluminum Co.	18,400	1,303
Covidien PLC	163,421	11,644	Rio Tinto PLC - ADR	84,200	4,571
CR Bard, Inc.	29,350	4,031	Sherwin-Williams Co. (The)	24,400	4,876
Eli Lilly & Co.	4,866	288	United States Steel Corp.	84,000	2,186
Express Scripts Holding Co.(Æ)	126,001	8,389	Valspar Corp.	10,252	749
Forest Laboratories, Inc.(Æ)	49,400	4,540	Westlake Chemical Corp.	38,000	2,706
Gilead Sciences, Inc.(Æ)	361,048	28,339			143,323
Humana, Inc.(Û)	3,800	417
Illumina, Inc.(Æ)	8,437	1,146	Producer Durables - 9.8%
Johnson & Johnson	467,311	47,334	3M Co.	16,122	2,242
Magellan Health Services, Inc.(Æ)	43,300	2,499	AECOM Technology Corp.(Æ)	37,130	1,204
Mallinckrodt PLC	362	26	Aegean Marine Petroleum Network, Inc.	82,700	763
McKesson Corp.(Û)	87,585	14,818	Alaska Air Group, Inc.	13,200	1,242
Medtronic, Inc.	612,336	36,018	Alliant Techsystems, Inc.(Û)	16,370	2,361
Merck & Co., Inc.	431,816	25,287	Automatic Data Processing, Inc.	63,800	4,974
Mylan, Inc.(Æ)	58,371	2,964	Boeing Co. (The)	133,345	17,204
Myriad Genetics, Inc.(Æ)(Û)	38,780	1,637	Canadian Pacific Railway, Ltd.	37,021	5,774
Novartis AG - ADR	70,350	6,116	Caterpillar, Inc.	3,386	357
Omnicare, Inc.	5,260	312	Chicago Bridge & Iron Co.	18,400	1,473
Pfizer, Inc.	2,884,061	90,213	CSX Corp.	3,178	90
Pharmacyclics, Inc.(Æ)	86,442	8,176	Cummins, Inc.	211	32
Regeneron Pharmaceuticals, Inc.(Æ)	15,192	4,510	Danaher Corp.	2,984	219
St. Jude Medical, Inc.	79,800	5,065	Delta Air Lines, Inc.	409,361	15,077
Stryker Corp.	864	67	Dover Corp.	71,052	6,139
Teva Pharmaceutical Industries, Ltd. - ADR	245,900	12,015	Eaton Corp. PLC	67,774	4,923
Thermo Fisher Scientific, Inc.	68,810	7,844	Emerson Electric Co.	1,129	77
United Therapeutics Corp.(Æ)(Û)	22,900	2,290	FedEx Corp.	38,257	5,213
UnitedHealth Group, Inc.	164,861	12,371	Flir Systems, Inc.	40,943	1,394
Valeant Pharmaceuticals International, Inc.			Fluor Corp.	69,573	5,267
(Æ)	78,689	10,522	General Dynamics Corp.	123,877	13,558
Vertex Pharmaceuticals, Inc.(Æ)	59,300	4,015	General Electric Co.	1,356,642	36,480
WellCare Health Plans, Inc.(Æ)	24,455	1,650	Graco, Inc.	14,557	1,055
WellPoint, Inc.	28,875	2,907	Honeywell International, Inc.	352,900	32,784
Zimmer Holdings, Inc.	35,389	3,426	Hub Group, Inc. Class A(Æ)	48,349	2,159
Zoetis, Inc. Class A	1	—	Huntington Ingalls Industries, Inc.(Û)	24,400	2,513
		512,763	IDEX Corp.	13,599	1,014
			Illinois Tool Works, Inc.	170,392	14,523
Materials and Processing - 4.2%			L-3 Communications Holdings, Inc.	44,000	5,076
Air Products & Chemicals, Inc.	1,302	153	Landstar System, Inc.	22,011	1,387
See accompanying notes which are an integral part of the financial statements.
54 Russell U.S. Strategic Equity Fund

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Lexmark International, Inc. Class A	107,900	4,640	Motorola Solutions, Inc.	65,631	4,173
Lockheed Martin Corp.	43,830	7,194	NetApp, Inc.	301,850	10,749
Manpowergroup, Inc.	29,321	2,385	NXP Semiconductor NV(Æ)	64,900	3,869
Navistar International Corp.(Æ)	47,715	1,810	Oracle Corp.	876,383	35,826
Norfolk Southern Corp.	56,108	5,304	Palo Alto Networks, Inc.(Æ)	45,900	2,918
Northrop Grumman Corp.(Û)	135,807	16,502	Polycom, Inc.(Æ)	107,027	1,316
Old Dominion Freight Line, Inc.(Æ)	25,500	1,546	QUALCOMM, Inc.	207,551	16,336
Oshkosh Corp.	40,700	2,259	Rackspace Hosting, Inc.(Æ)	259,963	7,544
Pentair, Ltd.	45,500	3,380	Salesforce.com, Inc.(Æ)	268,599	13,873
Raytheon Co.	312,362	29,824	SanDisk Corp.(Û)	29,700	2,524
Rockwell Automation, Inc.	17,397	2,073	Science Applications International Corp.	9,200	359
Rockwell Collins, Inc.	16,100	1,250	ServiceNow, Inc.(Æ)	78,248	3,890
Southwest Airlines Co.(Û)	429,000	10,369	Splunk, Inc.(Æ)	72,658	3,965
SPX Corp.	18,100	1,843	Stratasys, Ltd.(Æ)	36,040	3,491
Stanley Black & Decker, Inc.	96,800	8,314	Symantec Corp.	264,634	5,367
Stericycle, Inc.(Æ)	20,570	2,395	SYNNEX Corp.(Æ)	1,413	95
Textron, Inc.	64,952	2,657	Synopsys, Inc.(Æ)	122,700	4,616
Toro Co. (The)	19,363	1,230	Texas Instruments, Inc.	315,350	14,333
Trinity Industries, Inc.	19,900	1,494	Twitter, Inc.(Æ)	105	4
Union Pacific Corp.	103,274	19,667	Tyco International, Ltd.	142,100	5,812
United Continental Holdings, Inc.(Æ)	95,788	3,915	Verint Systems, Inc.(Æ)	23,600	1,033
United Rentals, Inc.(Æ)	81,592	7,656	VMware, Inc. Class A(Æ)	38,600	3,571
United Technologies Corp.	52,201	6,177	Vodafone Group PLC - ADR(Æ)	241,322	9,161
Waste Management, Inc.	2,672	119	Western Digital Corp.(Û)	49,500	4,362
WW Grainger, Inc.	2,207	561	Workday, Inc. Class A(Æ)	38,218	2,793
		331,138	Yahoo!, Inc.(Æ)	5,592	201
			Yelp, Inc. Class A(Æ)	33,198	1,936
Technology - 15.3%			Zynga, Inc. Class A(Æ)	285,100	1,155
Adobe Systems, Inc.(Æ)	177,498	10,950			514,480
Altera Corp.	130,043	4,229
Apple, Inc.(Û)	112,396	66,324	Utilities - 3.6%
Arrow Electronics, Inc.(Æ)	41,700	2,366	AES Corp.(Û)	168,500	2,435
Avago Technologies, Ltd. Class A	88,600	5,626	American Electric Power Co., Inc.	25,724	1,384
Avnet, Inc.	49,200	2,122	AT&T, Inc.	847,641	30,261
Broadcom Corp. Class A	2,000	62	CenturyLink, Inc.	79,509	2,776
Brocade Communications Systems, Inc.(Æ)	141,200	1,315	CMS Energy Corp.	181,766	5,509
Cadence Design Systems, Inc.(Æ)	179,615	2,795	Dominion Resources, Inc.	3,613	262
Cisco Systems, Inc.	1,268,861	29,323	DTE Energy Co.	133,670	10,445
Computer Sciences Corp.	6,800	402	Duke Energy Corp.	4,436	330
Corning, Inc.	8,750	183	Edison International	29,100	1,646
DST Systems, Inc.	42,711	3,937	Encana Corp.	282,400	6,555
Electronic Arts, Inc.(Æ)	185,400	5,247	Entergy Corp.	123,100	8,925
EMC Corp.	6,550	169	Exelon Corp.	377,429	13,221
Facebook, Inc. Class A(Æ)	353,543	21,135	FirstEnergy Corp.	21,295	719
Google, Inc. Class C(Æ)	91,888	48,766	NextEra Energy, Inc.	30,499	3,045
Hewlett-Packard Co.	152,319	5,036	PG&E Corp.	2,752	125
Ingram Micro, Inc. Class A(Æ)	131,011	3,532	PPL Corp.	162,942	5,433
Intel Corp.	1,093,509	29,186	Questar Corp.	149,346	3,626
International Business Machines Corp.	133,510	26,231	Southern Co.	5,471	251
Intuit, Inc.	93,611	7,091	Sprint Corp.(Æ)	4,313	37
Knowles Corp.(Æ)	35,526	992	Time Warner Telecom, Inc. Class A(Æ)	33,800	1,037
Lam Research Corp.(Æ)(Û)	109,330	6,298	UGI Corp.	64,406	3,007
Lambda TD Software, Inc.(Æ)(Û)	118,000	2,188	Verizon Communications, Inc.	333,838	15,600
LSI Corp.(Û)	37,100	413	Wisconsin Energy Corp.	87,543	4,244
Marvell Technology Group, Ltd.	159,900	2,536			120,873
Mentor Graphics Corp.	33,267	689
Micron Technology, Inc.(Æ)	249,141	6,508	Total Common Stocks
MICROS Systems, Inc.(Æ)	39,900	2,055	(cost $2,746,521)		3,199,849
Microsoft Corp.	1,274,809	51,502

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 55

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
Investments in Other Funds - 0.1%
Financial Services - 0.1%
iShares Russell 1000 Value ETF	33,269	3,240
Total Investments in Other Funds
(cost $2,968)		3,240
Short-Term Investments - 5.2%

Russell U.S. Cash Management Fund	175,452,896 (∞)	175,453
Total Short-Term Investments
(cost $175,453)		175,453
Total Investments 100.2%
(identified cost $2,924,942)		3,378,542
Securities Sold Short - (0.9)%
Consumer Discretionary - (0.1)%
Burger King Worldwide, Inc.	(21,100)	(552)
Choice Hotels International, Inc.	(30,200)	(1,334)
		(1,886)
Energy - (0.2)%
Cheniere Energy, Inc.(Æ)	(42,600)	(2,405)
First Solar, Inc.(Æ)	(29,400)	(1,984)
Golar LNG, Ltd.(Æ)	(16,400)	(725)
Gulfport Energy Corp.(Æ)	(34,300)	(2,527)
		(7,641)
Financial Services - (0.1)%
Plum Creek Timber Co., Inc.(ö)	(54,900)	(2,393)
St. Joe Co. (The)(Æ)	(126,100)	(2,251)
		(4,644)
Health Care - (0.1)%
ARIAD Pharmaceuticals, Inc.(Æ)	(82,400)	(599)
Brookdale Senior Living, Inc. Class A(Æ)	(73,800)	(2,350)
Theravance, Inc.(Æ)	(59,700)	(1,607)
		(4,556)
Materials and Processing - (0.2)%
Eagle Materials, Inc.	(7,800)	(650)
Tahoe Resources, Inc.(Æ)	(110,640)	(2,467)
Vulcan Materials Co.	(27,900)	(1,801)
		(4,918)
Producer Durables - (0.1)%
Iron Mountain, Inc.	(61,100)	(1,738)

Technology - (0.1)%
Cree, Inc.(Æ)	(13,500)	(637)
NetSuite, Inc.(Æ)	(26,400)	(2,041)
Stratasys, Ltd.(Æ)	(12,900)	(1,249)
		(3,927)

Total Securities Sold Short
(proceeds $27,440)		(29,310)
Other Assets and Liabilities,
Net - 0.7%		24,299

Net Assets - 100.0%		3,373,531

See accompanying notes which are an integral part of the financial statements.

56 Russell U.S. Strategic Equity Fund

Russell Investment Company Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		1,634	USD 153,424		06/14	2,418
S&P E-Mini Consumer Discretionary Select Sector Index Futures		300	USD	19,200	06/14	(507)
S&P E-Mini Financials Select Sector Index Futures		353	USD	19,318	06/14	107
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						2,018

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Common Stocks
Consumer Discretionary	$445,608	$—	$—		$445,608	13.2
Consumer Staples	214,436	—	—		214,436	6.4
Energy	356,468	—	—		356,468	10.6
Financial Services	560,760	—	—		560,760	16.6
Health Care	512,763	—	—		512,763	15.2
Materials and Processing	143,323	—	—		143,323	4.2
Producer Durables	331,138	—	—		331,138	9.8
Technology	514,480	—	—		514,480	15.3
Utilities	120,873	—	—		120,873	3.6
Investments in Other Funds	3,240	—	—		3,240	0.1
Short-Term Investments	—	175,453	—		175,453	5.2
Total Investments	3,203,089	175,453	—		3,378,542	100.2
Securities Sold Short**	(29,310)	—	—		(29,310)	(0.9)
Other Assets and Liabilities, Net						0.7
						100.0
Other Financial Instruments
Futures Contracts	2,018	—	—		2,018	0.1
Total Other Financial Instruments*	$2,018	$—	$—		$2,018

*	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 57

Russell Investment Company Russell U.S. Strategic Equity Fund

Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$2,525

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$507

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$13,359

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(2,457)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

58 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$620	$—	$620
Total		$620	$—	$620

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Assets
Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Merrill Lynch	620	$—	$—	$620
Total	$620	$—	$—	$620

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell U.S. Strategic Equity Fund 59

Russell Investment Company

Russell U.S. Strategic Equity Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,924,942
Investments, at fair value(>)	3,378,542
Cash (restricted)(a)	10,291
Receivables:
Dividends and interest	2,523
Dividends from affiliated Russell funds	15
Investments sold	52,131
Fund shares sold	7,168
Variation margin on futures contracts	620
Total assets	3,451,290

Liabilities
Payables:
Investments purchased	43,482
Fund shares redeemed	2,604
Accrued fees to affiliates	2,050
Other accrued expenses	313
Securities sold short, at fair value(‡)	29,310
Total liabilities	77,759

Net Assets	$3,373,531

See accompanying notes which are an integral part of the financial statements.

60 Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,181
Accumulated net realized gain (loss)	136,043
Unrealized appreciation (depreciation) on:
Investments	453,600
Futures contracts	2,018
Securities sold short	(1,870)
Shares of beneficial interest	2,679
Additional paid-in capital	2,779,880
Net Assets	$3,373,531
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.58
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.35
Class A — Net assets	$4,258,760
Class A — Shares outstanding ($.01 par value)	338,623
Net asset value per share: Class C(#)	$12.55
Class C — Net assets	$14,710,357
Class C — Shares outstanding ($.01 par value)	1,171,961
Net asset value per share: Class E(#)	$12.59
Class E — Net assets	$100,220,983
Class E — Shares outstanding ($.01 par value)	7,959,848
Net asset value per share: Class S(#)	$12.59
Class S — Net assets	$ 3,254,341,152
Class S — Shares outstanding ($.01 par value)	258,420,011
Amounts in thousands
(‡) Proceeds on securities sold short	$27,440
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$175,453
(a) Cash Collateral for Futures	$10,291
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 61

Russell Investment Company

Russell U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$34,296
Dividends from affiliated Russell funds	72
Total investment income	34,368

Expenses
Advisory fees	11,954
Administrative fees	761
Custodian fees	242
Distribution fees - Class A	5
Distribution fees - Class C	45
Transfer agent fees - Class A	4
Transfer agent fees - Class C	12
Transfer agent fees - Class E	95
Transfer agent fees - Class S	3,077
Professional fees	54
Registration fees	52
Shareholder servicing fees - Class C	15
Shareholder servicing fees - Class E	119
Trustees’ fees	36
Printing fees	126
Dividends from securities sold short	116
Interest expense paid on securities sold short	310
Miscellaneous	24
Expenses before reductions	17,047
Expense reductions	(3,745)
Net expenses	13,302
Net investment income (loss)	21,066

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	144,010
Futures contracts	13,359
Securities sold short	(331)
Net realized gain (loss)	157,038
Net change in unrealized appreciation (depreciation) on:
Investments	51,461
Futures contracts	(2,457)
Securities sold short	(1,953)
Net change in unrealized appreciation (depreciation)	47,051
Net realized and unrealized gain (loss)	204,089
Net Increase (Decrease) in Net Assets from Operations	$225,155

See accompanying notes which are an integral part of the financial statements.

62 Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,066	$28,484
Net realized gain (loss)	157,038	211,594
Net change in unrealized appreciation (depreciation)	47,051	394,834
Net increase (decrease) in net assets from operations	225,155	634,912

Distributions
From net investment income
Class A	(22)	(12)
Class C	(29)	(14)
Class E	(515)	(681)
Class S	(20,623)	(27,735)
From net realized gain
Class A	(255)	(1)
Class C	(786)	(11)
Class E	(6,859)	(190)
Class S	(224,840)	(5,721)
Net decrease in net assets from distributions	(253,929)	(34,365)

Share Transactions*
Net increase (decrease) in net assets from share transactions	322,695	333,482
Total Net Increase (Decrease) in Net Assets	293,921	934,029

Net Assets
Beginning of period	3,079,610	2,145,581
End of period	$3,373,531	$3,079,610
Undistributed (overdistributed) net investment income included in net assets	$1,181	$1,304

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 63

Russell Investment Company Russell U.S. Strategic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	106	$1,315	246	$2,884
Proceeds from reinvestment of distributions	22	275	1	14
Payments for shares redeemed	(51)	(636)	(48)	(549)
Net increase (decrease)	77	954	199	2,349
Class C
Proceeds from shares sold	398	4,944	581	6,583
Proceeds from reinvestment of distributions	66	815	2	25
Payments for shares redeemed	(75)	(946)	(144)	(1,662)
Net increase (decrease)	389	4,813	439	4,946
Class E
Proceeds from shares sold	896	11,155	1,933	22,115
Proceeds from reinvestment of distributions	577	7,091	78	849
Payments for shares redeemed	(642)	(8,032)	(1,699)	(19,754)
Net increase (decrease)	831	10,214	312	3,210
Class S
Proceeds from shares sold	39,310	491,371	73,197	832,119
Proceeds from reinvestment of distributions	19,869	244,278	3,018	33,361
Payments for shares redeemed	(34,318)	(428,935)	(47,186)	(542,503)
Net increase (decrease)	24,861	306,714	29,029	322,977
Total increase (decrease)	26,158	$322,695	29,979	$333,482

See accompanying notes which are an integral part of the financial statements.

64 Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	12.73	.07	.81	.88	(.07)	(.96)
October 31, 2013	10.13	.08	2.65	2.73	(.10)	(.03)
October 31, 2012(5)	10.00	.01	.13	.14	(.01)	—

Class C
April 30, 2014*	12.71	.02	.81	.83	(.03)	(.96)
October 31, 2013	10.12	—(f)	2.65	2.65	(.03)	(.03)
October 31, 2012(5)	10.00	—(f)	.13	.13	(.01)	—

Class E
April 30, 2014*	12.74	.07	.81	.88	(.07)	(.96)
October 31, 2013	10.13	.10	2.63	2.73	(.09)	(.03)
October 31, 2012(5)	10.00	.01	.14	.15	(.02)	—

Class S
April 30, 2014*	12.74	.08	.81	.89	(.08)	(.96)
October 31, 2013	10.13	.13	2.63	2.76	(.12)	(.03)
October 31, 2012(5)	10.00	.02	.13	.15	(.02)	—

See accompanying notes which are an integral part of the financial statements.

65 Russell U.S. Strategic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)

(1.03)	12.58	7.16	4,259	1.31	1.07	1.07	45
(.13)	12.73	27.15	3,327	1.31	1.13	.73	125
(.01)	10.13	1.44	633	1.36	1.12	.57	15

(.99)	12.55	6.71	14,710	2.06	1.82	.35	45
(.06)	12.71	26.27	9,948	2.07	1.88	.03	125
(.01)	10.12	1.28	3,479	2.12	1.87	(.19)	15

(1.03)	12.59	7.13	100,221	1.31	1.07	1.09	45
(.12)	12.74	27.19	90,808	1.31	1.13	.86	125
(.02)	10.13	1.46	69,066	1.37	1.12	.41	15

(1.04)	12.59	7.26	3,254,341	1.06	.82	1.33	45
(.15)	12.74	27.51	2,975,527	1.06	.88	1.10	125
(.02)	10.13	1.46	2,072,403	1.11	.87	.96	15

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 66

Russell Investment Company Russell U.S. Large Cap Equity Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,064.40	$1,019.24
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$5.73	$5.61

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2014	$1,061.00	$1,015.52
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$9.56	$9.35
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class S	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2013	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2014	$1,066.20	$1,020.48
	Expenses Paid During Period*	$4.46	$4.36

* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell U.S. Large Cap Equity Fund 67

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 93.4%			Colgate-Palmolive Co.	31,300	2,107
			Constellation Brands, Inc. Class A(Æ)	6,536	522
Consumer Discretionary - 13.5%			CVS Caremark Corp.	24,950	1,815
Advance Auto Parts, Inc.	2,200	267	Hershey Co. (The)	2,400	231
Amazon.com, Inc.(Æ)	9,053	2,753	Kroger Co. (The)	16,800	773
AutoZone, Inc.(Æ)	870	464	Lorillard, Inc.	5,800	345
Big Lots, Inc.(Æ)	2,300	91	Mondelez International, Inc. Class A	34,020	1,213
Brinker International, Inc.	9,824	483	Monster Beverage Corp.(Æ)	7,381	494
Buffalo Wild Wings, Inc.(Æ)	500	73	PepsiCo, Inc.	2,500	215
CBS Corp. Class B	3,200	185	Philip Morris International, Inc.	21,877	1,869
Chipotle Mexican Grill, Inc. Class A(Æ)	552	275	Procter & Gamble Co. (The)	35,460	2,927
Comcast Corp. Class A(Æ)	55,550	2,875	Reynolds American, Inc.	4,700	265
Costco Wholesale Corp.	8,140	942	WhiteWave Foods Co. (The) Class A(Æ)	4,500	125
DIRECTV(Æ)	12,100	939	Whole Foods Market, Inc.	22,500	1,118
Discovery Communications, Inc. Class A(Æ)	7,700	584
Domino's Pizza, Inc.	500	37			17,813
DR Horton, Inc.	28,396	633
eBay, Inc.(Æ)	27,070	1,403	Energy - 10.1%
Estee Lauder Cos., Inc. (The) Class A	16,146	1,172	Apache Corp.	3,300	286
Ford Motor Co.	170,350	2,752	Baker Hughes, Inc.	7,510	525
General Motors Co.	22,410	773	Cameron International Corp.(Æ)	14,500	942
Hanesbrands, Inc.	600	49	Chevron Corp.	40,670	5,105
Harman International Industries, Inc.	2,000	219	Cimarex Energy Co.	1,040	124
Home Depot, Inc.	28,835	2,293	ConocoPhillips	19,760	1,468
Johnson Controls, Inc.	103,321	4,664	Continental Resources, Inc.(Æ)	2,900	402
Las Vegas Sands Corp.	17,300	1,369	Devon Energy Corp.	4,500	315
Lowe's Cos., Inc.	46,730	2,145	EOG Resources, Inc.	9,680	949
Macy's, Inc.	4,500	258	EQT Corp.	3,300	360
Michael Kors Holdings, Ltd.(Æ)	10,014	913	Exxon Mobil Corp.	113,971	11,672
Murphy USA, Inc.(Æ)	900	38	Halliburton Co.	68,600	4,326
Netflix, Inc.(Æ)	500	161	Marathon Oil Corp.	44,350	1,603
Nike, Inc. Class B	20,413	1,489	Marathon Petroleum Corp.	7,600	706
Omnicom Group, Inc.	6,100	413	Nabors Industries, Ltd.	5,500	140
O'Reilly Automotive, Inc.(Æ)	500	74	Newfield Exploration Co.(Æ)	2,500	85
Pearson PLC - ADR	36,249	680	Occidental Petroleum Corp.	22,265	2,132
PetSmart, Inc.	2,000	135	Patterson-UTI Energy, Inc.	1,700	55
Priceline Group, Inc. (The)(Æ)	606	702	Phillips 66(Æ)	9,330	777
Ross Stores, Inc.	2,600	177	Pioneer Natural Resources Co.	6,670	1,289
Royal Caribbean Cruises, Ltd.	12,032	639	Schlumberger, Ltd.	37,940	3,853
Starbucks Corp.	38,048	2,687	SM Energy Co.	1,700	126
Starwood Hotels & Resorts Worldwide, Inc.	19,290	1,479	Southwestern Energy Co.(Æ)	33,250	1,592
Starz(Æ)	1,400	45	Valero Energy Corp.	11,400	652
Time Warner, Inc.	57,664	3,833	Whiting Petroleum Corp.(Æ)	500	37
TJX Cos., Inc.	5,310	309			39,521
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	5,085	446
Under Armour, Inc. Class A(Æ)	6,548	320	Financial Services - 17.5%
VF Corp.	3,300	202	ACE, Ltd.	29,050	2,972
Viacom, Inc. Class B	42,310	3,596	Aflac, Inc.	7,100	445
Walt Disney Co. (The)	41,170	3,266	Allied World Assurance Co. Holdings AG	900	97
WPP PLC - ADR	13,223	1,427	Allstate Corp. (The)	12,200	695
Wynn Resorts, Ltd.	960	196	American Express Co.	33,960	2,969
Yum! Brands, Inc.	26,690	2,055	American Tower Corp. Class A(ö)	16,270	1,359
		52,980	Ameriprise Financial, Inc.	10,930	1,220
			Aon PLC	27,700	2,351
Consumer Staples - 4.5%			Artisan Partners Asset Management, Inc.
Altria Group, Inc.	13,200	529	Class A	500	29
Andersons, Inc. (The)	2,700	168	Aspen Insurance Holdings, Ltd.	4,900	224
Archer-Daniels-Midland Co.	16,220	709	Assurant, Inc.	5,580	376
Church & Dwight Co., Inc.	2,700	186	Axis Capital Holdings, Ltd.	800	37
Coca-Cola Co. (The)	53,990	2,202	Bank of America Corp.	213,000	3,225
See accompanying notes which are an integral part of the financial statements.
68 Russell U.S. Large Cap Equity Fund

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bank of New York Mellon Corp. (The)	9,000	305	Centene Corp.(Æ)	1,300	86
Berkshire Hathaway, Inc. Class B(Æ)	2,000	258	Cerner Corp.(Æ)	30,580	1,569
BlackRock, Inc. Class A	2,750	828	Cigna Corp.	31,670	2,535
Capital One Financial Corp.	40,860	3,020	Covidien PLC	24,310	1,732
CBOE Holdings, Inc.	4,400	235	CR Bard, Inc.	550	76
Chubb Corp. (The)	2,200	203	Express Scripts Holding Co.(Æ)	16,350	1,089
Citigroup, Inc.	120,750	5,784	Forest Laboratories, Inc.(Æ)	6,000	551
Comerica, Inc.	9,600	463	Gilead Sciences, Inc.(Æ)	26,203	2,057
Crown Castle International Corp.(ö)	12,700	924	HCA Holdings, Inc.(Æ)	600	31
Discover Financial Services	28,656	1,601	Health Net, Inc.(Æ)	2,700	93
E*Trade Financial Corp.(Æ)	4,000	90	Humana, Inc.	3,800	417
Everest Re Group, Ltd.	1,470	232	IDEXX Laboratories, Inc.(Æ)	4,080	516
Fifth Third Bancorp	14,100	291	Illumina, Inc.(Æ)	1,400	190
Fiserv, Inc.(Æ)	9,780	594	Johnson & Johnson	44,370	4,494
FleetCor Technologies, Inc.(Æ)	5,254	600	Magellan Health Services, Inc.(Æ)	1,800	104
Franklin Resources, Inc.	25,220	1,320	McKesson Corp.	11,420	1,933
Global Payments, Inc.	1,100	74	Medtronic, Inc.	17,400	1,023
Goldman Sachs Group, Inc. (The)	18,850	3,013	Merck & Co., Inc.	46,710	2,735
IntercontinentalExchange Group, Inc.	870	178	Novartis AG - ADR	14,100	1,226
Jack Henry & Associates, Inc.	3,200	177	Perrigo Co. PLC	7,830	1,134
JPMorgan Chase & Co.	38,130	2,135	Pfizer, Inc.	364,209	11,393
KeyCorp	3,200	44	Pharmacyclics, Inc.(Æ)	4,611	436
MasterCard, Inc. Class A	35,334	2,599	Regeneron Pharmaceuticals, Inc.(Æ)	5,755	1,708
MetLife, Inc.	31,650	1,657	Sanofi - ADR	29,697	1,598
Morgan Stanley	59,567	1,842	St. Jude Medical, Inc.	4,000	254
PartnerRe, Ltd. - ADR	2,000	211	UnitedHealth Group, Inc.	39,360	2,954
PNC Financial Services Group, Inc. (The)	42,720	3,589	Valeant Pharmaceuticals International, Inc.
Principal Financial Group, Inc.	3,800	178	(Æ)	8,161	1,091
Prudential Financial, Inc.	9,400	758	WellCare Health Plans, Inc.(Æ)	1,300	88
Regions Financial Corp.	21,400	217	WellPoint, Inc.	8,000	805
Simon Property Group, Inc.(ö)	7,953	1,377	Zimmer Holdings, Inc.	1,900	184
State Street Corp.	28,910	1,867			60,239
SunTrust Banks, Inc.	8,800	337
T Rowe Price Group, Inc.	21,400	1,758	Materials and Processing - 4.2%
TCF Financial Corp.	5,700	89	Airgas, Inc.	4,970	528
TD Ameritrade Holding Corp.	5,100	163	Alcoa, Inc.	7,300	98
Travelers Cos., Inc. (The)	26,600	2,410	Ashland, Inc.	5,590	540
US Bancorp	56,750	2,314	Ecolab, Inc.	16,010	1,675
Visa, Inc. Class A	22,422	4,542	Fastenal Co.	32,840	1,645
Voya Financial, Inc.	8,200	290	Ingersoll-Rand PLC	11,940	714
Waddell & Reed Financial, Inc. Class A	5,190	350	International Flavors & Fragrances, Inc.	5,400	532
Wells Fargo & Co.	68,310	3,390	Lennox International, Inc.	3,100	260
XL Group PLC Class A	4,300	135	LyondellBasell Industries NV Class A	10,219	945
		68,441	Masco Corp.	39,122	786
			Monsanto Co.	43,670	4,834
Health Care - 15.4%			Mosaic Co. (The)	26,250	1,314
Abbott Laboratories	33,960	1,316	Owens-Illinois, Inc.(Æ)	3,000	95
Actavis PLC(Æ)	4,921	1,006	Packaging Corp. of America	510	34
Aetna, Inc.	4,400	314	PPG Industries, Inc.	11,043	2,138
Alexion Pharmaceuticals, Inc.(Æ)	1,650	261	Reliance Steel & Aluminum Co.	800	57
Allergan, Inc.	820	136	Steel Dynamics, Inc.	6,900	126
Amgen, Inc.	14,960	1,671	Westlake Chemical Corp.	500	36
Baxter International, Inc.	62,650	4,561			16,357
Biogen Idec, Inc.(Æ)	6,712	1,927
Boston Scientific Corp.(Æ)	55,700	702	Producer Durables - 10.8%
Bristol-Myers Squibb Co.	59,642	2,987	AGCO Corp.	2,890	161
Brookdale Senior Living, Inc. Class A(Æ)	3,700	118	Agilent Technologies, Inc.	17,279	934
Cardinal Health, Inc.	6,000	417	Automatic Data Processing, Inc.	28,140	2,194
Celgene Corp.(Æ)	4,905	721	Boeing Co. (The)	24,900	3,212

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 69

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Booz Allen Hamilton Holding Corp. Class A	4,400	102	Google, Inc. Class C(Æ)	6,593	3,488
Canadian Pacific Railway, Ltd.	6,153	960	Hewlett-Packard Co.	29,340	970
Caterpillar, Inc.	8,970	946	Ingram Micro, Inc. Class A(Æ)	7,540	203
CSX Corp.	17,300	488	Intel Corp.	109,770	2,930
Cummins, Inc.	5,950	898	International Business Machines Corp.	3,700	727
Deere & Co.	4,300	401	Intuit, Inc.	3,400	258
Delta Air Lines, Inc.	62,078	2,287	JDS Uniphase Corp.(Æ)	2,800	35
FedEx Corp.	6,540	891	Juniper Networks, Inc.(Æ)	10,700	264
Flowserve Corp.	15,560	1,137	Lam Research Corp.(Æ)	11,239	647
Fluor Corp.	14,314	1,084	LinkedIn Corp. Class A(Æ)	7,540	1,157
General Dynamics Corp.	7,780	852	Maxim Integrated Products, Inc.	25,130	815
General Electric Co.	303,080	8,149	Mentor Graphics Corp.	2,800	58
Honeywell International, Inc.	37,000	3,437	Microsoft Corp.	100,902	4,076
Hub Group, Inc. Class A(Æ)	2,400	107	Motorola Solutions, Inc.	10,080	641
Huntington Ingalls Industries, Inc.	4,400	453	NetApp, Inc.	68,620	2,444
Illinois Tool Works, Inc.	10,840	924	NVIDIA Corp.	17,000	314
ITT Corp.	4,800	207	NXP Semiconductor NV(Æ)	10,700	638
Jacobs Engineering Group, Inc.(Æ)	4,300	248	ON Semiconductor Corp.(Æ)	11,600	109
JB Hunt Transport Services, Inc.	9,360	712	Oracle Corp.	85,080	3,479
L-3 Communications Holdings, Inc.	4,990	576	Palo Alto Networks, Inc.(Æ)	3,700	235
Landstar System, Inc.	2,500	157	Polycom, Inc.(Æ)	10,700	132
Lexmark International, Inc. Class A	6,510	280	PTC, Inc.(Æ)	3,100	110
Lockheed Martin Corp.	1,840	302	QUALCOMM, Inc.	24,900	1,960
Manpowergroup, Inc.	3,200	260	Salesforce.com, Inc.(Æ)	31,270	1,615
Norfolk Southern Corp.	8,840	836	SAP AG - ADR	15,310	1,240
Northrop Grumman Corp.	6,640	807	Seagate Technology PLC	3,800	200
Paychex, Inc.	1,400	59	ServiceNow, Inc.(Æ)	11,469	570
Pentair, Ltd.	5,969	443	Splunk, Inc.(Æ)	10,515	573
Raytheon Co.	5,470	522	Symantec Corp.	8,500	172
Republic Services, Inc. Class A	26,130	917	SYNNEX Corp.(Æ)	500	34
Rockwell Automation, Inc.	5,430	647	Synopsys, Inc.(Æ)	11,690	440
Rockwell Collins, Inc.	11,870	922	Tableau Software, Inc. Class A(Æ)	500	28
SPX Corp.	1,000	102	Texas Instruments, Inc.	91,600	4,164
Stericycle, Inc.(Æ)	410	48	Verint Systems, Inc.(Æ)	1,100	48
Textron, Inc.	3,100	127	VMware, Inc. Class A(Æ)	3,200	296
Union Pacific Corp.	9,360	1,782	Vodafone Group PLC - ADR(Æ)	48,443	1,839
United Continental Holdings, Inc.(Æ)	11,267	460	Western Digital Corp.	4,700	414
United Parcel Service, Inc. Class B	8,917	878	Workday, Inc. Class A(Æ)	6,801	497
United Technologies Corp.	11,600	1,373	Yelp, Inc. Class A(Æ)	5,498	321
		42,282	Zynga, Inc. Class A(Æ)	27,500	111
					56,840
Technology - 14.5%
Amdocs, Ltd.	2,200	102	Utilities - 2.9%
Anixter International, Inc.	1,140	112	AT&T, Inc.	59,910	2,139
Ansys, Inc.(Æ)	2,500	191	Duke Energy Corp.	21,705	1,617
Apple, Inc.	10,286	6,071	Encana Corp.	56,750	1,317
Aspen Technology, Inc.(Æ)	3,400	146	Exelon Corp.	74,750	2,618
Autodesk, Inc.(Æ)	5,100	245	Level 3 Communications, Inc.(Æ)	1,700	73
Broadcom Corp. Class A	12,670	390	NextEra Energy, Inc.	14,445	1,442
Brocade Communications Systems, Inc.(Æ)	16,570	154	Pinnacle West Capital Corp.	1,000	56
Cadence Design Systems, Inc.(Æ)	11,600	180	PPL Corp.	13,100	437
Cisco Systems, Inc.	246,340	5,692	Verizon Communications, Inc.	38,790	1,813
Computer Sciences Corp.	2,100	124			11,512
DST Systems, Inc.	1,900	175
Electronic Arts, Inc.(Æ)	29,350	831	Total Common Stocks
EMC Corp.	62,250	1,606	(cost $305,492)		365,985
Equinix, Inc.(Æ)	7,990	1,501
Facebook, Inc. Class A(Æ)	15,880	949	Short-Term Investments - 5.7%
FEI Co.	1,500	119	Russell U.S. Cash Management Fund	22,105,124 (∞)	22,105

See accompanying notes which are an integral part of the financial statements.
70 Russell U.S. Large Cap Equity Fund

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)

Principal	Fair
Amount ($)	Value
or Shares	$
Total Short-Term Investments
(cost $22,105)	22,105
Total Investments 99.1%
(identified cost $327,597)	388,090

Other Assets and Liabilities,
Net - 0.9%	3,670

Net Assets - 100.0%	391,760

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 71

Russell Investment Company Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		181	USD	16,995	06/14	281
S&P E-Mini Consumer Staples Select Sector Index Futures		108	USD	4,768	06/14	178
S&P E-Mini Technology Select Sector Index Futures		66	USD	2,404	06/14	27
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						486

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Common Stocks
Consumer Discretionary	$52,980	$—	$—		$52,980	13.5
Consumer Staples	17,813	—	—		17,813	4.5
Energy	39,521	—	—		39,521	10.1
Financial Services	68,441	—	—		68,441	17.5
Health Care	60,239	—	—		60,239	15.4
Materials and Processing	16,357	—	—		16,357	4.2
Producer Durables	42,282	—	—		42,282	10.8
Technology	56,840	—	—		56,840	14.5
Utilities	11,512	—	—		11,512	2.9
Short-Term Investments	—	22,105	—		22,105	5.7
Total Investments	365,985	22,105	—		388,090	99.1
Other Assets and Liabilities, Net						0.9
						100.0
Other Financial Instruments
Futures Contracts	486	—	—		486	0.1
Total Other Financial Instruments*	$486	$—	$—		$486

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

72 Russell U.S. Large Cap Equity Fund

Russell Investment Company Russell U.S. Large Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$486

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,787

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(7)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 73

Russell Investment Company Russell U.S. Large Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$73	$—	$73
Total		$73	$—	$73

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Assets
Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Merrill Lynch	73	$—	$—	$73
Total	$73	$—	$—	$73

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

74 Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$327,597
Investments, at fair value(>)	388,090
Cash (restricted)(a)	1,519
Receivables:
Dividends and interest	331
Dividends from affiliated Russell funds	2
Investments sold	6,431
Fund shares sold	1,209
Variation margin on futures contracts	73
Prepaid expenses	12
Total assets	397,667

Liabilities
Payables:
Investments purchased	5,423
Fund shares redeemed	172
Accrued fees to affiliates	257
Other accrued expenses	55
Total liabilities	5,907

Net Assets	$391,760

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 75

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$137
Accumulated net realized gain (loss)	16,875
Unrealized appreciation (depreciation) on:
Investments	60,493
Futures contracts	486
Shares of beneficial interest	298
Additional paid-in capital	313,471
Net Assets	$391,760
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$13.12
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.92
Class A — Net assets	$5,897,422
Class A — Shares outstanding ($.01 par value)	449,412
Net asset value per share: Class C(#)	$13.10
Class C — Net assets	$1,261,281
Class C — Shares outstanding ($.01 par value)	96,282
Net asset value per share: Class S(#)	$13.15
Class S — Net assets	$384,601,534
Class S — Shares outstanding ($.01 par value)	29,247,957
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$22,105
(a) Cash Collateral for Futures	$1,519
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

76 Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$4,481
Dividends from affiliated Russell funds	11
Total investment income	4,492

Expenses
Advisory fees	1,291
Administrative fees	88
Custodian fees	58
Distribution fees - Class A	7
Distribution fees - Class C	5
Transfer agent fees - Class A	5
Transfer agent fees - Class C	1
Transfer agent fees - Class S	363
Professional fees	26
Registration fees	30
Shareholder servicing fees - Class C	1
Trustees’ fees	4
Printing fees	7
Miscellaneous	6
Expenses before reductions	1,892
Expense reductions	(275)
Net expenses	1,617
Net investment income (loss)	2,875

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	17,210
Futures contracts	1,787
Net realized gain (loss)	18,997
Net change in unrealized appreciation (depreciation) on:
Investments	1,532
Futures contracts	(7)
Net change in unrealized appreciation (depreciation)	1,525
Net realized and unrealized gain (loss)	20,522
Net Increase (Decrease) in Net Assets from Operations	$23,397

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 77

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,875	$3,233
Net realized gain (loss)	18,997	22,519
Net change in unrealized appreciation (depreciation)	1,525	50,433
Net increase (decrease) in net assets from operations	23,397	76,185

Distributions
From net investment income
Class A	(37)	(20)
Class C	(4)	(1)
Class S	(2,873)	(3,200)
From net realized gain
Class A	(313)	(5)
Class C	(69)	(2)
Class S	(23,479)	(1,291)
Net decrease in net assets from distributions	(26,775)	(4,519)

Share Transactions*
Net increase (decrease) in net assets from share transactions	46,250	35,364
Total Net Increase (Decrease) in Net Assets	42,872	107,030

Net Assets
Beginning of period	348,888	241,858
End of period	$391,760	$348,888
Undistributed (overdistributed) net investment income included in net assets	$137	$176

See accompanying notes which are an integral part of the financial statements.

78 Russell U.S. Large Cap Equity Fund

Russell Investment Company Russell U.S. Large Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	122	$1,596	305	$3,667
Proceeds from reinvestment of distributions	27	350	2	25
Payments for shares redeemed	(40)	(519)	(66)	(765)
Net increase (decrease)	109	1,427	241	2,927
Class C
Proceeds from shares sold	32	425	61	729
Proceeds from reinvestment of distributions	6	73	—	3
Payments for shares redeemed	(5)	(62)	(33)	(396)
Net increase (decrease)	33	436	28	336
Class S
Proceeds from shares sold	3,622	47,674	8,071	93,657
Proceeds from reinvestment of distributions	2,037	26,350	396	4,492
Payments for shares redeemed	(2,255)	(29,637)	(5,471)	(66,048)
Net increase (decrease)	3,404	44,387	2,996	32,101
Total increase (decrease)	3,546	$46,250	3,265	$35,364

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 79

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	13.27	.09	.75	.84	(.09)	(.90)
October 31, 2013	10.52	.06	2.85	2.91	(.11)	(.05)
October 31, 2012(4)	10.00	.05	.53	.58	(.06)	—

Class C
April 30, 2014*	13.25	.04	.75	.79	(.04)	(.90)
October 31, 2013	10.51	—(f)	2.82	2.82	(.03)	(.05)
October 31, 2012(4)	10.00	—(f)	.52	.52	(.01)	—

Class S
April 30, 2014*	13.29	.10	.76	.86	(.10)	(.90)
October 31, 2013	10.52	.13	2.82	2.95	(.13)	(.05)
October 31, 2012(4)	10.00	.07	.52	.59	(.07)	—

See accompanying notes which are an integral part of the financial statements.

80 Russell U.S. Large Cap Equity Fund

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	(d)(e)	Turnover Rate(b)

(.99)	13.12	6.44	5,897	1.27	1.12	1.32	41
(.16)	13.27	27.93	4,509	1.28	1.12	.48	84
(.06)	10.52	5.76	1,037	1.28	1.11	.64	55

(.94)	13.10	6.10	1,261	2.02	1.87	.58	41
(.08)	13.25	26.99	838	2.03	1.87	.02	84
(.01)	10.51	5.17	367	2.11	1.86	(.01)	55

(1.00)	13.15	6.62	384,602	1.02	.87	1.57	41
(.18)	13.29	28.35	343,541	1.03	.87	1.06	84
(.07)	10.52	5.85	240,454	1.11	.86	.96	55

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 81

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,046.50	$1,018.74
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$6.19	$6.11

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2014	$1,042.10	$1,015.03
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$9.97	$9.84
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class S	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2013	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2014	$1,047.50	$1,019.98
	Expenses Paid During Period*	$4.92	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

82 Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 92.1%			Ralph Lauren Corp. Class A	4,700	711
			Regal Entertainment Group Class A(Ñ)	37,183	699
Consumer Discretionary - 15.2%			Ross Stores, Inc.	240	16
Advance Auto Parts, Inc.	6,137	745	Scripps Networks Interactive, Inc. Class A	1,400	105
AMC Networks, Inc. Class A(Æ)	8,900	584	SeaWorld Entertainment, Inc.	5,100	153
Amerco, Inc.	83	21	Service Corp. International	721	14
AutoZone, Inc.(Æ)	1,487	794	Signet Jewelers, Ltd.	150	15
Big Lots, Inc.(Æ)	10,900	431	Staples, Inc.	193	2
Buffalo Wild Wings, Inc.(Æ)	330	48	Starz(Æ)	846	27
Burger King Worldwide, Inc.	674	18	Tesla Motors, Inc.(Æ)(Ñ)	524	109
CarMax, Inc.(Æ)	24,827	1,087	Thor Industries, Inc.	314	19
Carter's, Inc.	12,891	950	Tiffany & Co.	22	2
Charter Communications, Inc. Class A(Æ)	5,588	757	TripAdvisor, Inc.(Æ)	9,640	778
Chipotle Mexican Grill, Inc. Class A(Æ)	600	299	TRW Automotive Holdings Corp.(Æ)	71	6
Choice Hotels International, Inc.	5,000	221	Tupperware Brands Corp.	172	15
Cinemark Holdings, Inc.	15,568	461	VF Corp.	861	53
Clear Channel Outdoor Holdings, Inc. Class			Viacom, Inc. Class B	5,726	487
A	5,200	42	Wendy's Co. (The)	1,578	13
Coach, Inc.	173	8	Whirlpool Corp.	407	62
Coty, Inc. Class A(Ñ)	38,900	624	Williams-Sonoma, Inc.	155	10
CST Brands, Inc.	16,900	551	WPP PLC - ADR	7,150	772
Delphi Automotive PLC	417	28	Wynn Resorts, Ltd.	3,605	735
Discovery Communications, Inc. Class A(Æ)	8,263	627
Domino's Pizza, Inc.	7,576	564			27,802
Dunkin' Brands Group, Inc.	367	17
Foot Locker, Inc.	94	4	Consumer Staples - 3.5%
Fortune Brands Home & Security, Inc.	165	7	Andersons, Inc. (The)	6,300	392
Gap, Inc. (The)	16,771	660	Archer-Daniels-Midland Co.	5,500	241
Goodyear Tire & Rubber Co. (The)	1,602	40	Bunge, Ltd.	14,400	1,147
Graham Holdings Co. Class B	37	25	Campbell Soup Co.	209	10
H&R Block, Inc.	2,073	59	Casey's General Stores, Inc.	1,590	109
Hanesbrands, Inc.	8,573	704	Clorox Co. (The)(Ñ)	1,154	105
Harman International Industries, Inc.	7,807	855	ConAgra Foods, Inc.	341	10
Interpublic Group of Cos., Inc. (The)	316	6	Constellation Brands, Inc. Class A(Æ)	223	18
Jack in the Box, Inc.(Æ)	2,600	139	Energizer Holdings, Inc.	55	6
Johnson Controls, Inc.	6,400	289	Hershey Co. (The)	7,712	742
KAR Auction Services, Inc.	12,350	368	Hormel Foods Corp.	262	12
KB Home(Æ)	22,700	375	Ingredion, Inc.	193	14
Kohl's Corp.	12,000	657	JM Smucker Co. (The)	72	7
L Brands, Inc.	37	2	Kroger Co. (The)	21,864	1,008
Lear Corp.	373	31	Lorillard, Inc.	7,514	446
Liberty Media Corp. Class A(Æ)	46	6	Mead Johnson Nutrition Co. Class A	7,300	644
LKQ Corp.(Æ)	56,706	1,651	Pinnacle Foods, Inc.	73	2
Macy's, Inc.	11,100	637	Safeway, Inc.	77	3
McGraw Hill Financial, Inc.	1,481	109	Sprouts Farmers Market, Inc.(Æ)	25,476	814
MDC Holdings, Inc.	35,400	977	Tyson Foods, Inc. Class A	1,318	55
MercadoLibre, Inc.(Ñ)	13,537	1,263	WhiteWave Foods Co. (The) Class A(Æ)	21,800	604
MGM Resorts International(Æ)	2,336	59	Whole Foods Market, Inc.	488	24
Mohawk Industries, Inc.(Æ)	135	18			6,413
Murphy USA, Inc.(Æ)	900	38
Netflix, Inc.(Æ)	1,213	390	Energy - 6.2%
Newell Rubbermaid, Inc.	219	7	Baker Hughes, Inc.	14,824	1,036
Nu Skin Enterprises, Inc. Class A	160	14	Cabot Oil & Gas Corp.	10,280	404
Omnicom Group, Inc.	3,400	230	Cheniere Energy, Inc.(Æ)	467	26
O'Reilly Automotive, Inc.(Æ)	11,222	1,669	Cimarex Energy Co.	6,198	738
Pearson PLC - ADR(Ñ)	32,328	607	Core Laboratories NV	5,393	1,011
PetSmart, Inc.(Ñ)	3,868	262	Diamond Offshore Drilling, Inc.	123	7
Polaris Industries, Inc.	83	11	EQT Corp.	2,663	291
Priceline Group, Inc. (The)(Æ)	1,058	1,225	FMC Technologies, Inc.(Æ)	23,352	1,323
PVH Corp.	5,800	728	Helmerich & Payne, Inc.	66	7

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 83

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
HollyFrontier Corp.	13,800	726	FleetCor Technologies, Inc.(Æ)	6,102	696
Marathon Petroleum Corp.	1,200	112	Genworth Financial, Inc. Class A(Æ)	4,205	75
Murphy Oil Corp.	87	6	Global Payments, Inc.	9,100	608
Nabors Industries, Ltd.	27,400	699	Hanover Insurance Group, Inc. (The)	9,286	543
Newfield Exploration Co.(Æ)	18,000	609	Hartford Financial Services Group, Inc.	48,037	1,724
Noble Energy, Inc.	12,794	919	Health Care REIT, Inc.(ö)	9,801	618
Patterson-UTI Energy, Inc.	18,000	586	Howard Hughes Corp. (The)(Æ)	66	9
PBF Energy, Inc. Class A	5,900	182	IntercontinentalExchange Group, Inc.	94	19
Pioneer Natural Resources Co.	101	20	Invesco, Ltd.	27,720	976
Seadrill, Ltd.(Ñ)	29,926	1,053	Jack Henry & Associates, Inc.	20	1
SM Energy Co.	7,944	589	Lazard, Ltd. Class A	24,726	1,163
SolarCity Corp.(Æ)	300	16	Lincoln National Corp.	326	16
Valero Energy Corp.	4,015	230	MB Financial, Inc.	21,900	588
Whiting Petroleum Corp.(Æ)	9,700	715	Mid-America Apartment Communities, Inc.
		11,305	(ö)	13,719	955
			Moody's Corp.	893	70
Financial Services - 17.8%			Morningstar, Inc.	2,500	183
Affiliated Managers Group, Inc.(Æ)	10	2	MSCI, Inc. Class A(Æ)	197	8
Alexandria Real Estate Equities, Inc.(ö)	162	12	NASDAQ OMX Group, Inc. (The)	64	2
Alliance Data Systems Corp.(Æ)	49	12	Old Republic International Corp.	913	15
Allied World Assurance Co. Holdings AG	151	16	PartnerRe, Ltd. - ADR	216	23
Allstate Corp. (The)	10,512	599	Principal Financial Group, Inc.	7,457	350
American Campus Communities, Inc.(ö)	23,190	886	Prologis, Inc.(ö)	11,036	449
American Financial Group, Inc.	701	41	Protective Life Corp.	167	9
American National Insurance Co.	124	14	Prudential Financial, Inc.	1,500	121
Ameriprise Financial, Inc.	14,165	1,581	Regions Financial Corp.	155,709	1,579
Aon PLC	9,399	798	Reinsurance Group of America, Inc. Class A	200	15
Arch Capital Group, Ltd.(Æ)	40	2	RenaissanceRe Holdings, Ltd.	108	11
Ares Capital Corp.	953	16	SEI Investments Co.	154	5
Artisan Partners Asset Management, Inc.			Selective Insurance Group, Inc.	3,900	89
Class A	3,600	209	SLM Corp.	657	17
Aspen Insurance Holdings, Ltd.	15,700	719	StanCorp Financial Group, Inc.	219	13
Assurant, Inc.	10,899	735	SVB Financial Group(Æ)	5,476	584
Assured Guaranty, Ltd.	203	5	T Rowe Price Group, Inc.	15,070	1,238
Axis Capital Holdings, Ltd.	9,070	415	Taubman Centers, Inc.(ö)	8,060	587
BankUnited, Inc.	13,500	445	TCF Financial Corp.	27,021	424
BB&T Corp.	1,511	56	TD Ameritrade Holding Corp.	66,890	2,133
Blackhawk Network Holdings, Inc. Class			Torchmark Corp.	21	2
B(Æ)	12	—	Total System Services, Inc.	600	19
Brown & Brown, Inc.	11,600	345	Voya Financial, Inc.	16,979	601
CBOE Holdings, Inc.	12,166	649	Waddell & Reed Financial, Inc. Class A	9,580	647
Chubb Corp. (The)	6,517	600	Western Union Co. (The)	439	7
CNA Financial Corp.	337	14	WP Carey, Inc.(ö)	146	9
Comerica, Inc.	29,265	1,412	Zions Bancorporation	18,700	541
Crown Castle International Corp.(ö)	8,700	633			32,743
Cullen/Frost Bankers, Inc.	5,123	392
DDR Corp.(ö)	33,871	581	Health Care - 8.6%
Discover Financial Services	5,300	296	Actavis PLC(Æ)	830	170
Douglas Emmett, Inc.(ö)	19,475	538	Aetna, Inc.	244	17
Eaton Vance Corp.	44	2	Alere, Inc.(Æ)	455	15
Endurance Specialty Holdings, Ltd.	165	8	Alexion Pharmaceuticals, Inc.(Æ)	2,150	340
Equifax, Inc.	102	7	AmerisourceBergen Corp. Class A	251	16
Everest Re Group, Ltd.	4,240	670	athenahealth, Inc.(Æ)	4,841	599
Extra Space Storage, Inc.(ö)	612	32	Bio-Rad Laboratories, Inc. Class A(Æ)	2,369	292
FactSet Research Systems, Inc.(Ñ)	13,696	1,459	Boston Scientific Corp.(Æ)	2,743	35
Fidelity National Financial, Inc. Class A	527	17	Cardinal Health, Inc.	482	34
Fidelity National Information Services, Inc.	303	16	CareFusion Corp.(Æ)	269	11
Fifth Third Bancorp	36,818	759	Centene Corp.(Æ)	6,000	398
Fiserv, Inc.(Æ)	136	8	Cerner Corp.(Æ)	28,823	1,479

See accompanying notes which are an integral part of the financial statements.
84 Russell U.S. Mid Cap Equity Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cigna Corp.	23,576	1,886	Sigma-Aldrich Corp.	193	19
Cooper Cos., Inc. (The)	113	15	Sonoco Products Co.	45	2
Covance, Inc.(Æ)	180	16	Steel Dynamics, Inc.	31,095	568
CR Bard, Inc.	66	9	Timken Co. (The)	8,134	513
DaVita HealthCare Partners, Inc.(Æ)	30	2	Westlake Chemical Corp.	1,640	117
Dentsply International, Inc.	856	38			13,744
Endo International PLC(Æ)	394	25
Forest Laboratories, Inc.(Æ)	8,141	748	Producer Durables - 15.7%
HCA Holdings, Inc.(Æ)	216	11	ABM Industries, Inc.	6,500	176
Health Net, Inc.(Æ)	18,800	645	AGCO Corp.	11,369	633
Henry Schein, Inc.(Æ)	34	4	Agilent Technologies, Inc.	19,760	1,068
Hill-Rom Holdings, Inc.	18,200	680	Air Lease Corp. Class A	17,100	613
Humana, Inc.	7,874	864	Alaska Air Group, Inc.	5,500	517
Illumina, Inc.(Æ)	901	122	Alliant Techsystems, Inc.	378	55
Incyte Corp., Ltd.(Æ)	10,427	506	American Airlines Group, Inc.(Æ)	2,711	95
Jazz Pharmaceuticals PLC(Æ)	2,521	340	AO Smith Corp.	35,664	1,667
Laboratory Corp. of America Holdings(Æ)	169	17	Avery Dennison Corp.	832	40
Magellan Health Services, Inc.(Æ)	5,700	329	B/E Aerospace, Inc.(Æ)	194	17
McKesson Corp.	1,280	217	Booz Allen Hamilton Holding Corp. Class A	11,719	272
MEDNAX, Inc.(Æ)	82	5	Chicago Bridge & Iron Co.	4,638	371
Mylan, Inc.(Æ)	281	14	Cintas Corp.	332	20
Omnicare, Inc.	19,808	1,174	Colfax Corp.(Æ)	161	12
Patterson Cos., Inc.	415	17	Copa Holdings SA Class A	142	19
Premier, Inc. Class A(Æ)	5,600	168	Crane Co.	6,694	486
Salix Pharmaceuticals, Ltd.(Æ)	128	14	CSX Corp.	23,758	670
St. Jude Medical, Inc.	13,067	830	Cummins, Inc.	4,194	632
STERIS Corp.	24,846	1,194	Delta Air Lines, Inc.	4,683	172
United Therapeutics Corp.(Æ)	68	7	Dover Corp.	102	9
Universal Health Services, Inc. Class B	398	33	Fluor Corp.	15,952	1,208
Vertex Pharmaceuticals, Inc.(Æ)	200	14	Graco, Inc.	46	3
WellCare Health Plans, Inc.(Æ)	2,370	160	Hub Group, Inc. Class A(Æ)	7,030	314
WellPoint, Inc.	21,689	2,183	Huntington Ingalls Industries, Inc.	9,132	940
Zoetis, Inc. Class A	703	21	IDEX Corp.	84	6
		15,714	IHS, Inc. Class A(Æ)	11,393	1,375
			ITT Corp.	15,414	665
Materials and Processing - 7.5%			Jacobs Engineering Group, Inc.(Æ)	10,900	629
Airgas, Inc.	9,367	995	JB Hunt Transport Services, Inc.	6,000	457
Albemarle Corp.	259	17	Joy Global, Inc.(Ñ)	136	8
Ashland, Inc.	7,100	686	Kennametal, Inc.	337	16
Bemis Co., Inc.	29	1	Kirby Corp.(Æ)	92	9
Cabot Corp.	9,763	564	L-3 Communications Holdings, Inc.	5,839	673
Crown Holdings, Inc.(Æ)	14,200	670	Landstar System, Inc.	2,300	145
Ecolab, Inc.	12,699	1,328	Lexmark International, Inc. Class A	18,100	778
Fastenal Co.(Ñ)	20,346	1,018	Lincoln Electric Holdings, Inc.	46	3
Hexcel Corp.(Æ)	150	6	Manitowoc Co., Inc. (The)	9,300	296
Huntsman Corp.	23,100	579	Manpowergroup, Inc.	8,949	728
Ingersoll-Rand PLC	15,476	926	Northrop Grumman Corp.	4,510	548
International Flavors & Fragrances, Inc.	7,888	777	Old Dominion Freight Line, Inc.(Æ)	27	2
Lennox International, Inc.	7,275	610	Orbital Sciences Corp.(Æ)	8,800	259
Martin Marietta Materials, Inc.(Ñ)	3,757	468	PACCAR, Inc.	289	18
Masco Corp.	29,400	591	Parker Hannifin Corp.	6,000	761
MeadWestvaco Corp.	13,300	520	Pentair, Ltd.	4,234	315
MRC Global, Inc.(Æ)	19,100	558	Republic Services, Inc. Class A	17,258	606
Owens-Illinois, Inc.(Æ)	10,614	337	Rockwell Automation, Inc.	6,897	822
Packaging Corp. of America	976	65	Rockwell Collins, Inc.	187	15
Reliance Steel & Aluminum Co.	8,500	602	Rollins, Inc.	49,648	1,494
Rock-Tenn Co. Class A	6,993	668	RR Donnelley & Sons Co.	860	15
Sealed Air Corp.	2,308	79	Ryder System, Inc.	9,401	773
Sherwin-Williams Co. (The)	2,300	460	Southwest Airlines Co.	845	20

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 85

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SPX Corp.	6,100	621	Western Digital Corp.	10,291	907
Stanley Black & Decker, Inc.	262	23	Workday, Inc. Class A(Æ)	16,337	1,194
Stericycle, Inc.(Æ)	17,738	2,066	Zynga, Inc. Class A(Æ)	71,300	289
Textron, Inc.	18,159	743			25,631
Tidewater, Inc.	24,121	1,228
Towers Watson & Co. Class A	3,620	406	Utilities - 3.6%
TransDigm Group, Inc.	99	18	American Electric Power Co., Inc.	1,202	65
Trimble Navigation, Ltd.(Æ)	55,114	2,120	American Water Works Co., Inc.	10,974	499
Verisk Analytics, Inc. Class A(Æ)	84	5	Aqua America, Inc.	751	19
Wabtec Corp.	58	4	CenterPoint Energy, Inc.	1,604	40
Waste Connections, Inc.	294	13	DTE Energy Co.	347	27
WW Grainger, Inc.	123	31	Edison International	13,400	758
		28,723	Energen Corp.	7,753	604
			Great Plains Energy, Inc.	749	20
Technology - 14.0%			Hawaiian Electric Industries, Inc.(Ñ)	13,700	329
Amdocs, Ltd.	405	19	Integrys Energy Group, Inc.	369	23
Aruba Networks, Inc.(Æ)	12,600	249	ITC Holdings Corp.	14,439	533
Aspen Technology, Inc.(Æ)	7,600	327	Level 3 Communications, Inc.(Æ)	14,900	641
Benchmark Electronics, Inc.(Æ)	7,700	178	New Jersey Resources Corp.	5,000	249
Brocade Communications Systems, Inc.(Æ)	82,316	767	NRG Energy, Inc.	44,400	1,453
CA, Inc.	469	14	OGE Energy Corp.	310	12
Cadence Design Systems, Inc.(Æ)	41,960	653	Pinnacle West Capital Corp.	7,015	392
Ciena Corp.(Æ)	3,100	61	PPL Corp.	24,674	823
Concur Technologies, Inc.(Æ)	14,672	1,181	Public Service Enterprise Group, Inc.	534	22
Electronic Arts, Inc.(Æ)	27,450	777	Sempra Energy	185	18
Harris Corp.	8,486	624	T-Mobile US, Inc.(Æ)	3,212	94
Ingram Micro, Inc. Class A(Æ)	21,700	585	UGI Corp.	129	6
Intersil Corp. Class A	126,300	1,559	Vectren Corp.	52	2
JDS Uniphase Corp.(Æ)	20,500	260			6,629
Juniper Networks, Inc.(Æ)	46,655	1,151
Knowles Corp.(Æ)	51	1	Total Common Stocks
Lambda TD Software, Inc.(Æ)	29,000	538	(cost $144,819)		168,704
Leidos Holdings, Inc.	168	6
LinkedIn Corp. Class A(Æ)	8,352	1,282	Short-Term Investments - 7.3%
LSI Corp.	884	10	Russell U.S. Cash Management Fund	13,424,262 (∞)	13,424
Manhattan Associates, Inc.(Æ)	4,800	151
Marvell Technology Group, Ltd.	53,184	844	Total Short-Term Investments
Maxim Integrated Products, Inc.	11,128	361	(cost $13,424)		13,424
Mentor Graphics Corp.	21,160	438	Other Securities - 4.1%
Microchip Technology, Inc.	199	9	Russell U.S. Cash Collateral Fund(×)	7,543,838 (∞)	7,544
Micron Technology, Inc.(Æ)	5,458	143
Motorola Solutions, Inc.	13,207	840	Total Other Securities
NetApp, Inc.	61,581	2,193	(cost $7,544)		7,544
NVIDIA Corp.	328	6	Total Investments 103.5%
Palo Alto Networks, Inc.(Æ)	9,700	617	(identified cost $165,787)		189,672
Polycom, Inc.(Æ)	32,900	405
Science Applications International Corp.	2,900	113	Other Assets and Liabilities,
Seagate Technology PLC	11,500	605	Net - (3.5%)		(6,453)
ServiceNow, Inc.(Æ)	9,900	492
Splunk, Inc.(Æ)	9,700	529	Net Assets - 100.0%		183,219
Symantec Corp.	71,700	1,454
Synopsys, Inc.(Æ)	16,700	628
Tableau Software, Inc. Class A(Æ)	1,800	99
Teradata Corp.(Æ)	15,052	684
Tyco International, Ltd.	13,146	537
Ultimate Software Group, Inc.(Æ)	13,126	1,570
Verint Systems, Inc.(Æ)	2,600	114
VeriSign, Inc.(Æ)	202	10
VMware, Inc. Class A(Æ)	1,700	157

See accompanying notes which are an integral part of the financial statements.
86 Russell U.S. Mid Cap Equity Fund

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P Midcap 400 E-Mini Index Futures		103	USD	13,937	06/14	(90)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(90)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Common Stocks
Consumer Discretionary	$27,802	$—	$—		$27,802	15.2
Consumer Staples	6,413	—	—		6,413	3.5
Energy	11,305	—	—		11,305	6.2
Financial Services	32,743	—	—		32,743	17.8
Health Care	15,714	—	—		15,714	8.6
Materials and Processing	13,744	—	—		13,744	7.5
Producer Durables	28,723	—	—		28,723	15.7
Technology	25,631	—	—		25,631	14.0
Utilities	6,629	—	—		6,629	3.6
Short-Term Investments	—	13,424	—		13,424	7.3
Other Securities	—	7,544	—		7,544	4.1
Total Investments	168,704	20,968	—		189,672	103.5
Other Assets and Liabilities, Net						(3.5)
						100.0
Other Financial Instruments
Futures Contracts	(90)	—	—		(90)	(—)*
Total Other Financial Instruments**	$(90)	$—	$—		$(90)

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$90

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$873

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(379)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

88 Russell U.S. Mid Cap Equity Fund

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Russell U.S. Mid Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$7,481	$—	$7,481
Futures Contracts	Variation margin on futures contracts	81	—	81
Total		$7,562	$—	$7,562

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$3,582	$—	$3,582	$—
Deutsche Bank	8	—	8	—
Fidelity	2,837	—	2,837	—
Goldman Sachs	429	—	429	—
JPMorgan Chase	256	—	256	—
Merrill Lynch	81	—	—	81
Morgan Stanley	369	—	369	—
Total	$7,562	$—	$7,481	$81

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

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Russell U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$165,787
Investments, at fair value(*)(>)	189,672
Cash (restricted)(a)	742
Receivables:
Dividends and interest	60
Dividends from affiliated Russell funds	1
Investments sold	3,144
Fund shares sold	425
Variation margin on futures contracts	81
Prepaid expenses	11
Total assets	194,136

Liabilities
Payables:
Investments purchased	3,118
Fund shares redeemed	78
Accrued fees to affiliates	125
Other accrued expenses	52
Payable upon return of securities loaned	7,544
Total liabilities	10,917

Net Assets	$183,219

See accompanying notes which are an integral part of the financial statements.

90 Russell U.S. Mid Cap Equity Fund

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Russell U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(119)
Accumulated net realized gain (loss)	8,755
Unrealized appreciation (depreciation) on:
Investments	23,885
Futures contracts	(90)
Shares of beneficial interest	147
Additional paid-in capital	150,641
Net Assets	$183,219
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.40
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.16
Class A — Net assets	$3,862,307
Class A — Shares outstanding ($.01 par value)	311,534
Net asset value per share: Class C(#)	$12.26
Class C — Net assets	$1,506,322
Class C — Shares outstanding ($.01 par value)	122,880
Net asset value per share: Class S(#)	$12.43
Class S — Net assets	$177,850,771
Class S — Shares outstanding ($.01 par value)	14,311,995
Amounts in thousands
(*) Securities on loan included in investments	$7,481
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$20,968
(a) Cash Collateral for Futures	$742
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 91

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Russell U.S. Mid Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,118
Dividends from affiliated Russell funds	5
Securities lending income	5
Total investment income	1,128

Expenses
Advisory fees	695
Administrative fees	42
Custodian fees	54
Distribution fees - Class A	4
Distribution fees - Class C	4
Transfer agent fees - Class A	3
Transfer agent fees - Class C	2
Transfer agent fees - Class S	169
Professional fees	27
Registration fees	28
Shareholder servicing fees - Class C	1
Trustees’ fees	2
Printing fees	5
Miscellaneous	4
Expenses before reductions	1,040
Expense reductions	(188)
Net expenses	852
Net investment income (loss)	276

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	8,634
Futures contracts	873
Net realized gain (loss)	9,507
Net change in unrealized appreciation (depreciation) on:
Investments	(1,470)
Futures contracts	(379)
Net change in unrealized appreciation (depreciation)	(1,849)
Net realized and unrealized gain (loss)	7,658
Net Increase (Decrease) in Net Assets from Operations	$7,934

See accompanying notes which are an integral part of the financial statements.

92 Russell U.S. Mid Cap Equity Fund

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Russell U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$276	$711
Net realized gain (loss)	9,507	19,833
Net change in unrealized appreciation (depreciation)	(1,849)	24,428
Net increase (decrease) in net assets from operations	7,934	44,972

Distributions
From net investment income
Class A	(4)	(5)
Class C	(—**)	(1)
Class S	(419)	(822)
From net realized gain
Class A	(315)	—
Class C	(109)	—
Class S	(17,800)	—
Net decrease in net assets from distributions	(18,647)	(828)

Share Transactions*
Net increase (decrease) in net assets from share transactions	26,997	(17)
Total Net Increase (Decrease) in Net Assets	16,284	44,127

Net Assets
Beginning of period	166,935	122,808
End of period	$183,219	$166,935
Undistributed (overdistributed) net investment income included in net assets	$(119)	$28

**	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 93

Russell Investment Company Russell U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	94	$1,183	153	$1,801
Proceeds from reinvestment of distributions	26	315	1	5
Payments for shares redeemed	(27)	(341)	(26)	(291)
Net increase (decrease)	93	1,157	128	1,515
Class C
Proceeds from shares sold	77	966	47	540
Proceeds from reinvestment of distributions	9	108	—	—
Payments for shares redeemed	(14)	(169)	(16)	(206)
Net increase (decrease)	72	905	31	334
Class S
Proceeds from shares sold	1,734	21,875	4,084	45,927
Proceeds from reinvestment of distributions	1,238	15,144	56	627
Payments for shares redeemed	(953)	(12,084)	(4,136)	(48,420)
Net increase (decrease)	2,019	24,935	4	(1,866)
Total increase (decrease)	2,184	$26,997	163	$(17)

See accompanying notes which are an integral part of the financial statements.

94 Russell U.S. Mid Cap Equity Fund

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Russell U.S. Mid Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	13.26	.01	.58	.59	(.02)	(1.43)
October 31, 2013	9.89	.01	3.40	3.41	(.04)	—
October 31, 2012(4)	10.00	—(f)	(.08)	(.08)	(.03)	—

Class C
April 30, 2014*	13.16	(.04)	.57	.53	—(f)	(1.43)
October 31, 2013	9.86	(.07)	3.39	3.32	(.02)	—
October 31, 2012(4)	10.00	(.05)	(.09)	(.14)	—(f)	—

Class S
April 30, 2014*	13.29	.03	.57	.60	(.03)	(1.43)
October 31, 2013	9.90	.06	3.39	3.45	(.06)	—
October 31, 2012(4)	10.00	.03	(.10)	(.07)	(.03)	—

See accompanying notes which are an integral part of the financial statements.

95 Russell U.S. Mid Cap Equity Fund

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	(d)(e)	Turnover Rate(b)

(1.45)	12.40	4.65	3,862	1.44	1.22	.16	53
(.04)	13.26	34.59	2,896	1.44	1.22	.11	122
(.03)	9.89	(.85)	897	1.44	1.21	.06	96

(1.43)	12.26	4.21	1,506	2.19	1.97	(.61)	53
(.02)	13.16	33.67	672	2.19	1.97	(.63)	122
—(f)	9.86	(1.36)	197	2.24	1.96	(.64)	96

(1.46)	12.43	4.75	177,851	1.19	.97	.43	53
(.06)	13.29	34.87	163,367	1.19	.97	.47	122
(.03)	9.90	(.66)	121,714	1.25	.96	.40	96

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 96

Russell Investment Company Russell U.S. Small Cap Equity Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,034.90	$1,018.60
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$6.31	$6.26

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,031.10	$1,014.88

Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$10.07	$9.99
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.00%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2013	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2014	$1,035.10	$1,018.60
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$6.31	$6.26
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Small Cap Equity Fund 97

Russell Investment Company Russell U.S. Small Cap Equity Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,036.70	$1,020.23
Expenses Paid During Period*	$4.65	$4.61

* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,036.50	$1,019.84
Expenses Paid During Period*	$5.05	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,037.40	$1,020.83
Expenses Paid During Period*	$4.04	$4.01

* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

98 Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 94.6%			Fuel Systems Solutions, Inc.(Æ)	450,308	4,719
			Full House Resorts, Inc.(Æ)	420,123	838
Consumer Discretionary - 14.7%			Gentherm, Inc.(Æ)	248,690	9,040
2U, Inc.(Æ)(Ñ)	9,367	140	G-III Apparel Group, Ltd.(Æ)	89,200	6,402
Abercrombie & Fitch Co. Class A	145,880	5,363	Grand Canyon Education, Inc.(Æ)	83,855	3,616
AMC Networks, Inc. Class A(Æ)	6,500	427	Gray Television, Inc.(Æ)	319,497	3,594
American Eagle Outfitters, Inc.	370,750	4,286	Guess?, Inc.	76,050	2,047
ANN, Inc.(Æ)	188,254	7,378	Harman International Industries, Inc.	1,400	153
Arcbest Corp.(Æ)	116,719	4,601	Haverty Furniture Cos., Inc.	17,152	438
Bally Technologies, Inc.(Æ)	60,231	3,922	Helen of Troy, Ltd.(Æ)	60,200	3,775
Barnes & Noble, Inc.(Æ)	12,600	207	HSN, Inc.	19,700	1,143
Beazer Homes USA, Inc.(Æ)	69,264	1,313	IMAX Corp.(Æ)(Ñ)	34,600	887
bebe stores inc	159,138	804	Inter Parfums, Inc.	38,444	1,407
Big Lots, Inc.(Æ)	8,100	320	Isle of Capri Casinos, Inc.(Æ)	249,759	1,698
Black Diamond, Inc.(Æ)(Ñ)	157,300	1,754	Jack in the Box, Inc.(Æ)	228,906	12,256
Boyd Gaming Corp.(Æ)	74,345	879	JAKKS Pacific, Inc.(Ñ)	27,600	242
Brinker International, Inc.	85,974	4,225	Johnson Outdoors, Inc. Class A	600	13
Brown Shoe Co., Inc.	32,300	762	Journal Communications, Inc. Class A(Æ)	145,627	1,168
Buffalo Wild Wings, Inc.(Æ)	20,754	3,033	KAR Auction Services, Inc.	94,600	2,817
Build-A-Bear Workshop, Inc. Class A(Æ)	19,330	217	Kirkland's, Inc.(Æ)	36,815	630
Burlington Stores, Inc.(Æ)	27,289	703	Kona Grill, Inc.(Æ)	33,707	790
Cabela's, Inc.(Æ)	63,022	4,135	Krispy Kreme Doughnuts, Inc.(Æ)	130,527	2,289
Callaway Golf Co.	98,753	860	Libbey, Inc.(Æ)	134,398	3,584
Capella Education Co.	72,815	4,250	LIN Media LLC Class A(Æ)	129,217	3,028
Career Education Corp.(Æ)	122,032	881	Lincoln Educational Services Corp.	452,492	1,846
Carmike Cinemas, Inc.(Æ)	151,150	4,483	Lithia Motors, Inc. Class A	9,187	682
Carrols Restaurant Group, Inc.(Æ)	51,711	347	Marchex, Inc. Class B	91,766	849
Carter's, Inc.	40,687	2,997	Marcus Corp.	54,839	917
Cato Corp. (The) Class A	132,150	3,765	MarineMax, Inc.(Æ)	58,777	944
Cavco Industries, Inc.(Æ)	13,774	1,074	Matthews International Corp. Class A(Ñ)	61,588	2,485
Cedar Fair, LP	31,259	1,622	MDC Holdings, Inc.	190,740	5,264
Cheesecake Factory, Inc. (The)	140,263	6,296	MDC Partners, Inc. Class A	509,628	12,445
Chico's FAS, Inc.	286,045	4,542	Media General, Inc. Class A(Æ)(Ñ)	49,089	752
Children's Place Retail Stores, Inc. (The)	36,500	1,752	Meredith Corp.	136,759	6,027
Churchill Downs, Inc.	40,765	3,580	Monro Muffler Brake, Inc.	80,271	4,527
Chuy's Holdings, Inc.(Æ)	79,145	2,845	Motorcar Parts of America, Inc.(Æ)	36,964	1,014
Cinemark Holdings, Inc.	27,700	821	Movado Group, Inc.	83,626	3,285
Citi Trends, Inc.(Æ)	334,414	5,682	Multimedia Games Holding Co., Inc.(Æ)	155,251	4,533
Columbia Sportswear Co.	21,932	1,886	Nexstar Broadcasting Group, Inc. Class A(Ñ)	66,089	2,634
Conversant, Inc.(Æ)	21,900	535	Noodles & Co. Class A(Æ)(Ñ)	43,732	1,434
Coty, Inc. Class A	65,600	1,053	Nutrisystem, Inc.	37,738	566
Courier Corp.	4,400	64	Orient-Express Hotels, Ltd. Class A(Æ)	139,205	1,824
Cracker Barrel Old Country Store, Inc.	9,060	858	Papa John's International, Inc.	20,000	877
CSS Industries, Inc.	9,800	235	Penn National Gaming, Inc.(Æ)	51,886	579
Cumulus Media, Inc. Class A(Æ)	103,945	666	Penske Automotive Group, Inc.	7,955	365
Deckers Outdoor Corp.(Æ)(Ñ)	46,400	3,663	Pep Boys-Manny Moe & Jack (The)(Æ)	401,091	4,099
Del Frisco's Restaurant Group, Inc.(Æ)	87,640	2,280	Perry Ellis International, Inc.(Æ)	262,008	3,956
DeVry Education Group, Inc.	78,906	3,553	Pier 1 Imports, Inc.	68,308	1,247
Digital Cinema Destinations Corp. Class			Pinnacle Entertainment, Inc.(Æ)	66,590	1,550
A(Æ)(Ñ)	144,387	736	Pool Corp.	83,161	4,908
Domino's Pizza, Inc.	61,644	4,585	Quiksilver, Inc.(Æ)	81,389	523
Einstein Noah Restaurant Group, Inc.	101,500	1,559	QuinStreet, Inc.(Æ)	15,900	97
Entercom Communications Corp. Class A(Æ)	66,578	719	Radio One, Inc. Class D(Æ)	129,942	587
Entravision Communications Corp. Class A	121,367	645	RealD, Inc.(Æ)	2,000	22
Ethan Allen Interiors, Inc.	243,772	5,919	Remy International, Inc.	37,834	1,003
EW Scripps Co. Class A(Æ)	102,002	1,747	Rentrak Corp.(Æ)	19,063	1,086
Fiesta Restaurant Group, Inc.(Æ)	21,439	785	Ritchie Bros Auctioneers, Inc.(Ñ)	178,427	4,461
Finish Line, Inc. (The) Class A	72,040	1,983	Rocky Brands, Inc.	225,694	3,304
Franklin Covey Co.(Æ)	24,101	489	Rosetta Stone, Inc.(Æ)	4,720	56
Fred's, Inc. Class A	34,191	623

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 99

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Rubicon Project, Inc. (The)(Æ)(Ñ)	76,610	1,101	WD-40 Co.	11,646	848
Ruby Tuesday, Inc.(Æ)	708,289	5,461			76,219
Scientific Games Corp. Class A(Æ)	75,567	905
Shutterstock, Inc.(Æ)	27,692	2,008	Energy - 6.7%
Sinclair Broadcast Group, Inc. Class A(Ñ)	17,927	479	Abraxas Petroleum Corp.(Æ)	218,280	1,192
Six Flags Entertainment Corp.	50,000	2,007	Alliance Resource Partners, LP(Ñ)	59,650	5,555
Skullcandy, Inc.(Æ)	110,606	852	Basic Energy Services, Inc.(Æ)	23,488	621
Sonic Automotive, Inc. Class A	39,000	949	Bill Barrett Corp.(Æ)(Ñ)	103,094	2,441
Stage Stores, Inc.	326,902	6,270	Bonanza Creek Energy, Inc.(Æ)	31,100	1,512
Standard Motor Products, Inc.	104,707	3,978	Cal Dive International, Inc.(Æ)(Ñ)	1,603,688	2,373
Steiner Leisure, Ltd.(Æ)	13,190	569	Callon Petroleum Co.(Æ)	126,465	1,161
Steven Madden, Ltd.(Æ)	8,100	288	Capstone Turbine Corp.(Æ)(Ñ)	451,694	931
Stoneridge, Inc.(Æ)	23,300	249	CARBO Ceramics, Inc.(Ñ)	40,099	5,610
Tenneco, Inc.(Æ)	83,832	5,019	Carrizo Oil & Gas, Inc.(Æ)	70,484	3,878
Texas Roadhouse, Inc. Class A	5,000	124	Clayton Williams Energy, Inc.(Æ)	6,100	881
Thor Industries, Inc.	65,664	3,997	Delek US Holdings, Inc.	264,966	8,476
Tower International, Inc.(Æ)	35,350	983	Evolution Petroleum Corp.	14,041	166
TravelCenters of America LLC(Æ)	443,305	3,356	EXCO Resources, Inc.(Ñ)	122,816	780
Universal Electronics, Inc.(Æ)	20,023	748	FX Energy, Inc.(Æ)	158,154	894
Universal Technical Institute, Inc.	12,100	145	Goodrich Petroleum Corp.(Æ)(Ñ)	91,684	2,306
Viad Corp.	1,700	39	Hercules Offshore, Inc.(Æ)	237,541	1,062
West Marine, Inc.(Æ)	276,644	2,960	ION Geophysical Corp.(Æ)	45,320	199
Willis Lease Finance Corp.(Æ)	800	16	Key Energy Services, Inc.(Æ)	896,032	8,996
Zoe's Kitchen, Inc.(Æ)	2,477	66	Kodiak Oil & Gas Corp.(Æ)	66,031	839
		314,740	Magnum Hunter Resources Corp.(Æ)(Ñ)	144,483	1,228
			Matrix Service Co.(Æ)	92,354	2,860
Consumer Staples - 3.6%			Midstates Petroleum Co., Inc.(Æ)(Ñ)	181,106	1,069
Alliance One International, Inc.(Æ)	51,700	133	Natural Gas Services Group, Inc.(Æ)	60,600	1,860
Andersons, Inc. (The)	40,350	2,514	Newfield Exploration Co.(Æ)	13,500	457
B&G Foods, Inc. Class A	112,506	3,690	Pacific Ethanol, Inc.(Æ)(Ñ)	49,377	770
Boulder Brands, Inc.(Æ)	282,283	4,167	Parker Drilling Co.(Æ)	61,179	406
Calavo Growers, Inc.	67,759	2,107	Patterson-UTI Energy, Inc.	216,303	7,036
Casey's General Stores, Inc.	210,065	14,423	PBF Energy, Inc. Class A	148,730	4,578
Coca-Cola Bottling Co. Consolidated	4,771	392	PDC Energy, Inc.(Æ)	16,988	1,082
Core-Mark Holding Co., Inc.	101,250	8,155	Penn Virginia Corp.(Æ)(Ñ)	44,732	744
Craft Brew Alliance, Inc.(Æ)	50,544	757	PetroQuest Energy, Inc.(Æ)	884,854	5,327
Dean Foods Co.	256,435	4,062	Pioneer Energy Services Corp.(Æ)	144,434	2,162
Farmer Bros Co.(Æ)	19,728	389	PowerSecure International, Inc.(Æ)	184,079	4,092
Fresh Del Monte Produce, Inc.	16,800	485	Quantum Fuel Systems Technologies
Ingles Markets, Inc. Class A	26,760	615	Worldwide, Inc.(Æ)	109,972	727
J&J Snack Foods Corp.	48,515	4,541	Resolute Energy Corp.(Æ)	136,575	1,024
John B Sanfilippo & Son, Inc.	44,963	1,036	Rex Energy Corp.(Æ)	49,127	1,035
Limoneira Co.(Ñ)	92,600	2,127	RigNet, Inc.(Æ)	23,320	1,090
Medifast, Inc.(Æ)	30,591	968	Rowan Companies PLC(Æ)	201,529	6,231
Natural Grocers by Vitamin Cottage, Inc.(Æ)	61,985	2,207	Sanchez Energy Corp.(Æ)(Ñ)	24,696	698
Omega Protein Corp.(Æ)	61,213	695	SemGroup Corp. Class A	59,071	3,773
Pantry, Inc. (The)(Æ)	41,615	626	Superior Energy Services, Inc.	275,968	9,085
Pinnacle Foods, Inc.	14,800	450	Synergy Resources Corp.(Æ)	141,977	1,653
Rite Aid Corp.(Æ)	67,000	489	Targa Resources Corp.	44,593	4,816
Roundy's, Inc.	113,887	771	Tesco Corp.(Æ)	32,239	645
Sanderson Farms, Inc.	13,600	1,119	Triangle Petroleum Corp.(Æ)(Ñ)	873,794	8,406
Snyders-Lance, Inc.	70,975	1,885	Unit Corp.(Æ)	125,100	8,250
Spartan Stores, Inc.	11,000	237	United States Antimony Corp.(Æ)(Ñ)	1,163,337	2,327
SUPERVALU, Inc.(Æ)	429,487	3,002	VAALCO Energy, Inc.(Æ)	83,800	773
Synutra International, Inc.(Æ)	5,900	33	Warren Resources, Inc.(Æ)	281,025	1,425
TreeHouse Foods, Inc.(Æ)	113,578	8,500	Westmoreland Coal Co.(Æ)	30,988	918
Universal Corp.(Ñ)	83,410	4,552	Willbros Group, Inc.(Æ)	429,368	4,770
USANA Health Sciences, Inc.(Æ)	3,600	244

See accompanying notes which are an integral part of the financial statements.
100 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
World Fuel Services Corp.	47,300	2,154	CVB Financial Corp.	128,985	1,865
		143,344	Diamond Hill Investment Group, Inc.(Å)	21,827	2,591
			DiamondRock Hospitality Co.(ö)	377,040	4,626
Financial Services - 20.0%			Dime Community Bancshares, Inc.	64,105	1,045
AG Mortgage Investment Trust, Inc.(ö)	49,900	883	Douglas Emmett, Inc.(ö)	11,300	312
Alexander & Baldwin, Inc.	82,058	3,062	DuPont Fabros Technology, Inc.(Ñ)(ö)	89,300	2,164
American Equity Investment Life Holding			Eagle Bancorp, Inc.(Æ)	69,604	2,324
Co.	169,825	3,960	EastGroup Properties, Inc.(ö)	23,100	1,461
American National Bankshares, Inc.	2,900	62	Education Realty Trust, Inc. Class A(ö)	336,075	3,428
Ameris Bancorp(Æ)	45,338	964	eHealth, Inc.(Æ)	66,636	2,791
AMERISAFE, Inc.	27,578	1,176	Endurance Specialty Holdings, Ltd.	63,497	3,227
AmTrust Financial Services, Inc.(Ñ)	168,585	6,519	Enstar Group, Ltd.(Æ)	600	77
Apollo Residential Mortgage, Inc.(ö)	47,909	774	Enterprise Financial Services Corp.	3,600	64
Arbor Realty Trust, Inc.(ö)	40,600	285	EPR Properties(ö)	54,400	2,916
Ares Commercial Real Estate Corp.(ö)	160,800	2,052	Erie Indemnity Co. Class A	1,112	80
Argo Group International Holdings, Ltd.	112,751	5,008	Evercore Partners, Inc. Class A	13,748	735
Arlington Asset Investment Corp. Class A(Ñ)	3,000	79	Fair Isaac Corp.	68,939	3,943
Arrow Financial Corp.	5,300	133	FBL Financial Group, Inc. Class A	1,800	80
Artisan Partners Asset Management, Inc.			FBR & Co.(Æ)	11,875	306
Class A	8,000	465	FelCor Lodging Trust, Inc.(ö)	662,621	6,116
Assurant, Inc.	11,000	742	Financial Engines, Inc.(Ñ)	76,942	3,405
Astoria Financial Corp.	259,550	3,442	First Busey Corp.	28,700	158
Baldwin & Lyons, Inc. Class B	6,202	161	First Business Financial Services, Inc.	3,480	157
BancFirst Corp.	6,300	367	First Defiance Financial Corp.	6,182	167
Bancorp, Inc.(Æ)	235,829	3,731	First Financial Bancorp	245,726	3,978
BancorpSouth, Inc.	132,316	3,091	First Financial Corp.	8,900	285
Bank of Marin Bancorp	5,100	232	First Financial Holdings, Inc.	7,671	441
Bank of the Ozarks, Inc.	178,013	10,663	First Industrial Realty Trust, Inc.(ö)	386,231	7,095
BBCN Bancorp, Inc.	49,600	764	First Interstate Bancsystem, Inc. Class A	47,038	1,171
BGC Partners, Inc. Class A	128,800	924	First Midwest Bancorp, Inc.	221,469	3,625
BioMed Realty Trust, Inc.(ö)	248,114	5,186	First NBC Bank Holding Co.(Æ)	60,039	1,867
BOK Financial Corp.	11,452	749	FirstMerit Corp.	43,451	843
Boston Private Financial Holdings, Inc.	198,749	2,486	FNB Corp.	558,190	6,944
Brandywine Realty Trust(ö)	4,900	71	Forestar Group, Inc.(Æ)	170,824	2,913
Bridge Bancorp, Inc.	400	10	Franklin Street Properties Corp.(ö)	382,196	4,655
Broadridge Financial Solutions, Inc.	9,400	360	FXCM, Inc. Class A(Ñ)	73,695	1,141
Brookline Bancorp, Inc.	426,327	3,871	Gain Capital Holdings, Inc.	442,724	4,472
Bryn Mawr Bank Corp.	6,500	177	German American Bancorp, Inc.	7,481	195
Capital Bank Financial Corp. Class A(Æ)	58,020	1,384	GFI Group, Inc.	1,559,183	5,800
Capitol Federal Financial, Inc.	286,401	3,448	Glacier Bancorp, Inc.	123,368	3,166
Cardinal Financial Corp.	151,200	2,540	Gladstone Commercial Corp.(ö)	6,971	123
Cardtronics, Inc.(Æ)	252,824	8,465	Global Cash Access Holdings, Inc.(Æ)	83,400	550
Cash America International, Inc.	24,400	1,063	Golub Capital BDC, Inc.(Ñ)	52,700	881
CBOE Holdings, Inc.	6,700	358	Great Southern Bancorp, Inc.	7,754	222
Centerstate Banks, Inc.	4,600	50	Green Dot Corp. Class A(Æ)	78,310	1,360
Central Pacific Financial Corp.	17,200	323	Hallmark Financial Services, Inc.(Æ)	4,201	35
Chemical Financial Corp.	114,452	3,213	Hancock Holding Co.	169,880	5,730
Chesapeake Lodging Trust(ö)	107,700	2,907	Hanmi Financial Corp.	154,775	3,292
CNB Financial Corp.	1,049	17	Hanover Insurance Group, Inc. (The)	75,095	4,389
CNO Financial Group, Inc.	84,200	1,452	HCI Group, Inc.(Ñ)	7,600	294
CoBiz Financial, Inc.	16,000	161	Healthcare Realty Trust, Inc.(ö)	277,680	6,984
Columbia Banking System, Inc.	53,200	1,320	Heartland Payment Systems, Inc.	84,245	3,449
Commerce Bancshares, Inc.	9,300	404	Hercules Technology Growth Capital, Inc.
Community Bank System, Inc.	72,574	2,699	(Æ)(Ñ)	189,365	2,591
Community Trust Bancorp, Inc.	13,700	505	Hersha Hospitality Trust Class A(ö)	181,500	1,055
Consolidated-Tomoka Land Co.	50,858	2,010	HFF, Inc. Class A	103,267	3,511
Cowen Group, Inc. Class A(Æ)	155,163	638	Home BancShares, Inc.	156,782	4,972
Crawford & Co. Class B	7,620	87	Home Loan Servicing Solutions, Ltd.	53,000	1,174
Credit Acceptance Corp.(Æ)	500	66	HomeTrust Bancshares, Inc.(Æ)	7,400	113

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 101

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Horace Mann Educators Corp.	41,504	1,248	Preferred Apartment Communities, Inc.
Howard Hughes Corp. (The)(Æ)	18,200	2,598	Class A(ö)	7,500	61
Iberiabank Corp.	56,791	3,572	Preferred Bank(Æ)	4,900	105
Independent Bank Group, Inc.	19,378	954	PrivateBancorp, Inc. Class A	54,613	1,506
Infinity Property & Casualty Corp.	71,911	4,615	Prosperity Bancshares, Inc.	76,787	4,530
Interactive Brokers Group, Inc. Class A	4,800	115	Provident Financial Services, Inc.	56,900	989
Investment Technology Group, Inc.(Æ)	106,100	2,190	PS Business Parks, Inc.(ö)	47,225	4,050
Jack Henry & Associates, Inc.	77,951	4,300	RAIT Financial Trust(ö)	9,300	76
JGWPT Holdings, Inc. Class A(Æ)	62,300	883	Regional Management Corp.(Æ)	142,194	2,181
JMP Group, Inc.	64,596	446	Renasant Corp.	2,800	76
KCG Holdings, Inc. Class A(Æ)	62,728	624	Retail Opportunity Investments Corp.(ö)	351,216	5,493
Lakeland Bancorp, Inc.	11,682	122	RLI Corp.	23,400	1,008
Lakeland Financial Corp.	4,400	161	S&T Bancorp, Inc.	5,800	135
LaSalle Hotel Properties(ö)	122,830	4,063	Safeguard Scientifics, Inc.(Æ)	45,984	966
LCNB Corp.(Ñ)	89,928	1,439	Safety Insurance Group, Inc.	12,558	674
Lexington Realty Trust(ö)	114,400	1,231	Sandy Spring Bancorp, Inc.	6,500	156
LTC Properties, Inc.(ö)	45,821	1,770	Saul Centers, Inc.(ö)	3,379	155
Maiden Holdings, Ltd.	163,764	1,932	Selective Insurance Group, Inc.	366,843	8,415
MainSource Financial Group, Inc.	9,276	153	Sierra Bancorp	2,093	33
Manning & Napier, Inc. Class A	25,329	421	Signature Bank(Æ)	21,500	2,555
MarketAxess Holdings, Inc.	13,412	723	Simmons First National Corp. Class A	11,429	413
MB Financial, Inc.	23,730	637	Southwest Bancorp, Inc.	5,200	87
Medical Properties Trust, Inc.(ö)	127,900	1,727	Sovran Self Storage, Inc.(ö)	13,000	987
Merchants Bancshares, Inc.	280	8	Square 1 Financial, Inc. Class A(Æ)	28,584	539
MGIC Investment Corp.(Æ)(Ñ)	557,267	4,793	StanCorp Financial Group, Inc.	4,800	293
Mid-America Apartment Communities, Inc.			Starwood Property Trust, Inc.(ö)	43,400	1,044
(ö)	42,475	2,958	Starwood Waypoint Residential Trust(Æ)(ö)	15,280	415
MidWestOne Financial Group, Inc.	2,200	54	State Auto Financial Corp.	904	18
MoneyGram International, Inc.(Æ)	29,431	388	State Bank Financial Corp.	241,664	4,007
Morningstar, Inc.	5,400	396	Sterling Bancorp	234,896	2,809
National Bank Holdings Corp. Class A	196,034	3,756	Stock Yards Bancorp, Inc.	8,302	245
National Health Investors, Inc.(ö)	34,672	2,139	Strategic Hotels & Resorts, Inc.(Æ)(ö)	43,700	472
National Penn Bancshares, Inc.	411,628	4,022	Sun Communities, Inc.(ö)	85,079	3,877
Navigators Group, Inc. (The)(Æ)	18,800	1,071	Susquehanna Bancshares, Inc.	321,541	3,331
Nelnet, Inc. Class A	23,100	976	SVB Financial Group(Æ)	7,900	843
New Residential Investment Corp.(ö)	638,072	3,892	Symetra Financial Corp.	84,200	1,740
NMI Holdings, Inc. Class A(Æ)(Ñ)	222,100	2,521	Synovus Financial Corp.	233,379	749
Northfield Bancorp, Inc.	97,470	1,264	TCF Financial Corp.	37,400	587
Northwest Bancshares, Inc.	124,948	1,661	Territorial Bancorp, Inc.	6,263	128
OceanFirst Financial Corp.	25,242	409	Third Point Reinsurance, Ltd.(Æ)	21,981	344
OFG Bancorp	93,769	1,600	Trico Bancshares	15,100	366
Old Line Bancshares, Inc.(Ñ)	8,300	141	Tristate Capital Holdings, Inc.(Æ)	4,300	56
Old National Bancorp	373,302	5,271	Two Harbors Investment Corp.(ö)	158,600	1,646
Old Republic International Corp.	20,200	335	UMB Financial Corp.	62,877	3,692
Omega Healthcare Investors, Inc.(Ñ)(ö)	142,003	4,939	Umpqua Holdings Corp.(Ñ)	218,950	3,641
One Liberty Properties, Inc.(ö)	2,264	50	United Bankshares, Inc.(Ñ)	66,950	1,958
Oritani Financial Corp.	52,400	777	United Financial Bancorp, Inc.(Æ)	181,000	2,382
Pacific Continental Corp.	161,735	2,132	United Financial Bancorp, Inc.	131,501	2,320
PacWest Bancorp	155,567	6,125	United Fire Group, Inc.	30,850	858
Park National Corp.(Ñ)	3,811	276	Waddell & Reed Financial, Inc. Class A	12,400	836
Park Sterling Corp.	22,701	148	Walter Investment Management Corp.(Æ)(Ñ)	60,564	1,610
Peoples Bancorp, Inc.	7,000	182	Washington Banking Co.	10,956	188
Physicians Realty Trust(ö)	175,815	2,412	Washington Federal, Inc.	275,307	5,941
Pinnacle Financial Partners, Inc.	100,236	3,465	Webster Financial Corp.	137,033	4,130
Piper Jaffray Cos.(Æ)	114,665	5,029	WesBanco, Inc.	25,845	782
Planet Payment, Inc.(Æ)	324,900	854	Westamerica Bancorporation(Ñ)	66,816	3,396
Platinum Underwriters Holdings, Ltd.	32,200	2,019	Western Alliance Bancorp(Æ)	45,406	1,048
Portfolio Recovery Associates, Inc.(Æ)	27,658	1,581	Wilshire Bancorp, Inc.	60,300	603
			Winthrop Realty Trust(ö)	69,321	964

See accompanying notes which are an integral part of the financial statements.
102 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
WisdomTree Investments, Inc.(Æ)	69,507	785	Medidata Solutions, Inc.(Æ)	93,268	3,386
WSFS Financial Corp.	7,488	506	Molina Healthcare, Inc.(Æ)	84,833	3,173
		426,281	NanoString Technologies, Inc.(Æ)	45,319	735
			Natus Medical, Inc.(Æ)	242,389	6,018
Health Care - 8.3%			Novadaq Technologies, Inc.(Æ)	84,249	1,318
Abiomed, Inc.(Æ)(Ñ)	118,636	2,810	Novavax, Inc.(Æ)(Ñ)	204,853	897
Acadia Healthcare Co., Inc.(Æ)	132,117	5,551	NPS Pharmaceuticals, Inc.(Æ)	118,640	3,158
Accuray, Inc.(Æ)(Ñ)	98,003	823	Omnicell, Inc.(Æ)	54,100	1,433
Acorda Therapeutics, Inc.(Æ)	29,835	1,058	Pacific Biosciences of California, Inc.(Æ)	44,700	198
Affymetrix, Inc.(Æ)(Ñ)	63,600	472	Pacira Pharmaceuticals, Inc.(Æ)	65,117	4,460
Albany Molecular Research, Inc.(Æ)(Ñ)	142,954	2,296	PharMerica Corp.(Æ)	15,300	416
Almost Family, Inc.(Æ)	11,306	243	Pozen, Inc.(Æ)	94,672	791
Alphatec Holdings, Inc.(Æ)	81,205	110	Prestige Brands Holdings, Inc.(Æ)	131,706	4,415
Anacor Pharmaceuticals, Inc.(Æ)	40,438	666	Providence Service Corp. (The)(Æ)	26,149	1,062
Analogic Corp.	63,400	4,760	Receptos, Inc.(Æ)	20,562	695
ANI Pharmaceuticals, Inc.(Æ)(Ñ)	65,298	2,031	Regado Biosciences, Inc.(Æ)	72,223	451
Anika Therapeutics, Inc.(Æ)	23,647	1,011	Repligen Corp.(Æ)(Ñ)	56,211	891
AtriCure, Inc.(Æ)	48,562	748	Rigel Pharmaceuticals, Inc.(Æ)	115,633	370
BioCryst Pharmaceuticals, Inc.(Æ)	69,518	597	RTI Surgical, Inc.(Æ)	972,469	4,182
BioDelivery Sciences International, Inc.(Æ)			Sagent Pharmaceuticals, Inc.(Æ)	44,338	917
(Ñ)	93,684	835	Sangamo BioSciences, Inc.(Æ)(Ñ)	49,434	684
Bio-Rad Laboratories, Inc. Class A(Æ)	6,030	743	Staar Surgical Co.(Æ)	52,876	899
Cambrex Corp.(Æ)	133,506	2,735	STERIS Corp.	124,927	6,003
Capital Senior Living Corp.(Æ)	166,994	4,130	Sunesis Pharmaceuticals, Inc.(Æ)(Ñ)	116,716	599
Cardiovascular Systems, Inc.(Æ)	126,270	3,630	SurModics, Inc.(Æ)	4,213	92
Centene Corp.(Æ)	88,747	5,893	Techne Corp.	48,245	4,309
Chemed Corp.(Ñ)	55,142	4,592	Trinity Biotech PLC - ADR	141,064	3,457
Chimerix, Inc.(Æ)(Ñ)	30,945	598	Triple-S Management Corp. Class B(Æ)	4,715	71
Computer Programs & Systems, Inc.	65,789	4,153	US Physical Therapy, Inc.	76,543	2,361
Corvel Corp.(Æ)	17,996	819	Vascular Solutions, Inc.(Æ)	35,871	786
Cytokinetics, Inc.(Æ)(Ñ)	4,129	19	VCA Antech, Inc.(Æ)	89,717	2,748
Delcath Systems, Inc.(Æ)(Ñ)	1,143	4	WellCare Health Plans, Inc.(Æ)	29,000	1,957
Depomed, Inc.(Æ)	132,248	1,853			178,096
Durata Therapeutics, Inc.(Æ)(Ñ)	55,155	747
Emergent Biosolutions, Inc.(Æ)	45,498	1,199	Materials and Processing - 6.7%
Enanta Pharmaceuticals, Inc.(Æ)(Ñ)	22,187	826	A Schulman, Inc.	38,128	1,370
Endocyte, Inc.(Æ)	39,190	710	Acuity Brands, Inc.	34,957	4,355
Ensign Group, Inc. (The)	101,579	4,317	Apogee Enterprises, Inc.	38,469	1,222
Exact Sciences Corp.(Æ)(Ñ)	80,503	966	Armstrong World Industries, Inc.(Æ)	2,059	108
Exactech, Inc.(Æ)	8,000	178	Ashland, Inc.	800	77
Fluidigm Corp.(Æ)	78,384	2,944	Axiall Corp.	131,482	6,127
Globus Medical, Inc. Class A(Æ)	49,300	1,204	Belden, Inc.	8,400	620
Greatbatch, Inc.(Æ)	189,135	8,706	Berry Plastics Group, Inc.(Æ)	122,090	2,746
Haemonetics Corp.(Æ)	160,337	4,868	Cabot Corp.	176,563	10,205
Hanger, Inc.(Æ)	112,794	3,911	Caesarstone Sdot-Yam, Ltd.	17,816	930
Health Net, Inc.(Æ)	3,800	130	Calgon Carbon Corp.(Æ)	201,950	4,045
Horizon Pharma, Inc.(Æ)(Ñ)	58,901	835	Carpenter Technology Corp.	43,917	2,758
ICON PLC(Æ)	123,084	4,772	Clarcor, Inc.	125,745	7,263
Insulet Corp.(Æ)	172,098	6,476	Comfort Systems USA, Inc.	87,621	1,314
Integra LifeSciences Holdings Corp.(Æ)	60,192	2,743	Commercial Metals Co.	106,600	2,047
Invacare Corp.	180,606	2,854	Compass Minerals International, Inc.	36,387	3,333
Keryx Biopharmaceuticals, Inc.(Æ)(Ñ)	84,944	1,255	Continental Building Products, Inc.(Æ)	67,867	1,154
Kindred Healthcare, Inc.	45,640	1,145	Domtar Corp.	730	68
La Jolla Pharmaceutical Co.(Æ)(Ñ)	44,362	405	Gibraltar Industries, Inc.(Æ)	10,200	174
Lannett Co., Inc.(Æ)	20,818	719	Global Brass & Copper Holdings, Inc.	15,993	254
LDR Holding Corp.(Æ)	29,923	746	Greif, Inc. Class A	69,948	3,791
LifePoint Hospitals, Inc.(Æ)	42,074	2,353	Griffon Corp.	4,900	52
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	73,955	4,672	Haynes International, Inc.	36,416	1,932
Magellan Health Services, Inc.(Æ)	39,900	2,303	Hexcel Corp.(Æ)	35,713	1,489

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 103

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Huntsman Corp.	4,500	113	Baltic Trading, Ltd.(Ñ)	322,964	1,935
Innophos Holdings, Inc.	97,208	5,486	Barnes Group, Inc.	115,475	4,448
Innospec, Inc.	73,600	3,169	Barrett Business Services, Inc.	75,400	3,801
Insteel Industries, Inc.	39,416	811	Blount International, Inc.(Æ)	246,850	2,757
Intrepid Potash, Inc.(Æ)(Ñ)	149,731	2,441	Briggs & Stratton Corp.	249,364	5,329
Koppers Holdings, Inc.	117,513	5,018	Bristow Group, Inc.(Ñ)	90,176	6,926
Kraton Performance Polymers, Inc.(Æ)	36,100	940	CAI International, Inc.(Æ)	19,302	420
Kronos Worldwide, Inc.	243,371	3,809	CBIZ, Inc.(Æ)(Ñ)	557,156	4,775
Lennox International, Inc.	6,100	511	CDI Corp.	8,250	126
Materion Corp.	12,900	434	Ceco Environmental Corp.(Ñ)	50,489	802
Minerals Technologies, Inc.	83,475	4,966	Celadon Group, Inc.	41,983	966
MRC Global, Inc.(Æ)	30,800	899	Chart Industries, Inc.(Æ)	33,927	2,315
Mueller Water Products, Inc. Class A	53,871	491	CIRCOR International, Inc.	5,200	422
Myers Industries, Inc.	12,400	232	Commercial Vehicle Group, Inc.(Æ)	284,916	2,767
Neenah Paper, Inc.	3,654	184	Convergys Corp.	103,800	2,236
NewMarket Corp.	13,783	5,132	Con-way, Inc.	109,900	4,669
Noranda Aluminum Holding Corp.	110,797	393	Corporate Executive Board Co. (The)	65,334	4,509
OM Group, Inc.	216,151	6,331	CoStar Group, Inc.(Æ)	17,642	2,838
Patrick Industries, Inc.(Æ)	24,931	999	CPI Aerostructures, Inc.(Æ)	81,967	1,104
PGT, Inc.(Æ)	305,190	3,037	Deluxe Corp.	25,100	1,379
PH Glatfelter Co.	41,904	1,069	Dice Holdings, Inc.(Æ)	408,858	3,128
Quaker Chemical Corp.	14,800	1,102	Echo Global Logistics, Inc.(Æ)	106,800	2,089
Quanex Building Products Corp.	177,775	3,349	EMCOR Group, Inc.	56,520	2,599
Reliance Steel & Aluminum Co.	8,800	623	Engility Holdings, Inc.(Æ)	24,100	1,052
Resolute Forest Products, Inc.(Æ)	44,422	793	Ennis, Inc.	49,554	741
Ring Energy, Inc.(Æ)	53,440	983	EnPro Industries, Inc.(Æ)	66,425	4,730
RTI International Metals, Inc.(Æ)	133,952	3,772	Erickson, Inc.(Æ)(Ñ)	104,080	1,646
Schnitzer Steel Industries, Inc. Class A	116,811	3,279	ESCO Technologies, Inc.	124,350	4,156
Sensient Technologies Corp.	58,830	3,180	Exponent, Inc.	6,680	470
Silgan Holdings, Inc.	53,800	2,677	Forward Air Corp.	90,068	3,984
Simpson Manufacturing Co., Inc.	103,460	3,392	Franklin Electric Co., Inc.	79,475	3,073
Steel Dynamics, Inc.	53,500	977	G&K Services, Inc. Class A	103,894	5,500
Stepan Co.	4,600	266	GATX Corp.	93,450	6,133
Stillwater Mining Co.(Æ)	293,817	4,636	General Cable Corp.	115,300	2,954
Trex Co., Inc.(Æ)	29,349	2,305	Genesee & Wyoming, Inc. Class A(Æ)	24,456	2,421
Unifi, Inc.(Æ)	130,924	2,899	Gorman-Rupp Co. (The)	19,900	618
Universal Forest Products, Inc.	56,529	2,854	Graco, Inc.	12,100	877
US Silica Holdings, Inc.	13,859	626	GrafTech International, Ltd.(Æ)(Ñ)	494,276	5,541
Watsco, Inc.	12,400	1,276	Granite Construction, Inc.	398,832	14,908
Westlake Chemical Corp.	1,940	138	Gulfmark Offshore, Inc. Class A	176,385	7,939
		143,026	H&E Equipment Services, Inc.(Æ)	155,381	5,990
			Hardinge, Inc.	9,639	129
Producer Durables - 16.9%			Harsco Corp.	328,550	7,862
ABM Industries, Inc.	247,561	6,706	Hawaiian Holdings, Inc.(Æ)(Ñ)	81,608	1,179
Accuride Corp.(Æ)	473,387	2,670	Healthcare Services Group, Inc.	160,071	4,658
Actuant Corp. Class A	84,866	2,874	Heico Corp. Class A	54,901	2,237
Advisory Board Co. (The)(Æ)	67,355	3,857	HEICO Corp.	47,373	2,621
Aerovironment, Inc.(Æ)	57,982	1,958	Herman Miller, Inc.	128,076	3,949
AGCO Corp.	16,800	936	Hill International, Inc.(Æ)	22,200	149
Air Lease Corp. Class A	29,700	1,065	Hub Group, Inc. Class A(Æ)	116,888	5,219
Aircastle, Ltd.	36,993	650	Hurco Cos., Inc.	2,400	64
Alamo Group, Inc.	1,100	58	Huron Consulting Group, Inc.(Æ)	68,745	4,895
Albany International Corp. Class A	19,800	712	Hyster-Yale Materials Handling, Inc.	4,100	395
Altra Industrial Motion Corp.	80,425	2,747	ICF International, Inc.(Æ)	5,445	212
AO Smith Corp.	23,900	1,118	Intevac, Inc.(Æ)	16,781	135
Argan, Inc.	28,627	766	Kadant, Inc.	16,061	558
Astec Industries, Inc.	162,598	6,496	Kaman Corp. Class A	56,100	2,355
Astronics Corp. Class B(Æ)(Ñ)	3,295	187	Kelly Services, Inc. Class A(Æ)	12,843	270
Astronics Corp.(Æ)	16,483	942	Kforce, Inc.	46,297	1,070

See accompanying notes which are an integral part of the financial statements.
104 Russell U.S. Small Cap Equity Fund

Russell Investment Company Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kimball International, Inc. Class B	54,414	912	Zygo Corp.(Æ)	90,817	1,747
Knight Transportation, Inc.	250,725	5,950			361,396
Knoll, Inc.	275,197	5,006
Layne Christensen Co.(Æ)	174,114	3,033	Technology - 13.7%
Lexmark International, Inc. Class A	47,300	2,034	A10 Networks, Inc.(Æ)	25,541	334
Lindsay Corp.(Ñ)	34,400	3,032	Acacia Research Corp.(Ñ)	231,745	3,717
Lydall, Inc.(Æ)	40,315	944	ACI Worldwide, Inc.(Æ)	21,000	1,200
Manitex International, Inc.(Æ)	54,972	905	Acxiom Corp.(Æ)	112,305	3,172
Manpowergroup, Inc.	10,200	830	Adept Technology, Inc.(Æ)(Ñ)	47,647	570
Marten Transport, Ltd.	228,263	5,355	ADTRAN, Inc.	167,513	3,757
MasTec, Inc.(Æ)	110,163	4,360	Aeroflex Holding Corp.(Æ)	30,446	233
Matson, Inc.	13,100	310	Allot Communications, Ltd.(Æ)(Ñ)	84,040	1,146
MAXIMUS, Inc.	142,563	6,069	Ambarella, Inc.(Æ)(Ñ)	29,158	725
Maxwell Technologies, Inc.(Æ)	51,661	778	American Software, Inc. Class A(Æ)	10,800	104
Measurement Specialties, Inc.(Æ)	25,277	1,627	Anixter International, Inc.	26,675	2,614
Modine Manufacturing Co.(Æ)	121,881	2,009	Applied Micro Circuits Corp.(Æ)	21,900	213
Nordson Corp.	3,800	283	Applied Optoelectronics, Inc.(Æ)	43,512	979
Old Dominion Freight Line, Inc.(Æ)	91,652	5,557	ARC Document Solutions, Inc.(Æ)	18,900	121
On Assignment, Inc.(Æ)	126,593	4,431	Aspen Technology, Inc.(Æ)	83,334	3,583
Orbital Sciences Corp.(Æ)	91,636	2,694	Attunity, Ltd.(Æ)	89,725	771
Park-Ohio Holdings Corp.(Æ)	19,594	1,144	Benchmark Electronics, Inc.(Æ)	89,821	2,082
PHH Corp.(Æ)	73,556	1,748	Blackbaud, Inc.	68,005	2,071
Powell Industries, Inc.	65,532	4,149	Brocade Communications Systems, Inc.(Æ)	76,200	709
Power Solutions International, Inc.(Æ)	12,934	1,070	Brooks Automation, Inc.	278,985	2,854
PRGX Global, Inc.(Æ)	3,300	21	Cadence Design Systems, Inc.(Æ)	22,200	345
Proto Labs, Inc.(Æ)(Ñ)	61,843	3,744	Calix, Inc.(Æ)	149,466	1,317
Quad/Graphics, Inc.	54,825	1,187	Callidus Software, Inc.(Æ)	76,234	728
Quality Distribution, Inc.(Æ)	47,035	591	Ceva, Inc.(Æ)	34,527	560
Raven Industries, Inc.	21,973	679	ChannelAdvisor Corp.(Æ)	63,733	1,672
Regal-Beloit Corp.	58,550	4,375	Checkpoint Systems, Inc.(Æ)	264,166	3,373
Resources Connection, Inc.	231,984	3,157	Ciena Corp.(Æ)	20,900	413
Roadrunner Transportation Systems, Inc.(Æ)	183,374	4,517	Clicksoftware Technologies, Ltd.	73,548	680
RR Donnelley & Sons Co.	7,300	128	Cohu, Inc.(Å)	190,370	1,961
Rush Enterprises, Inc. Class A(Æ)	129,150	4,146	Comtech Telecommunications Corp.	31,702	1,007
ServiceSource International, Inc.(Æ)	130,885	817	Cornerstone OnDemand, Inc.(Æ)	36,756	1,351
Spirit Airlines, Inc.(Æ)	23,164	1,317	Cray, Inc.(Æ)	28,906	830
Steelcase, Inc. Class A	191,290	3,152	CSG Systems International, Inc.	29,499	778
SunOpta, Inc.(Æ)	288,705	3,369	CTS Corp.	28,332	504
Sykes Enterprises, Inc.(Æ)	247,260	4,893	Cvent, Inc.(Æ)	58,481	1,610
Teekay Tankers, Ltd. Class A(Ñ)	16,300	57	Daktronics, Inc.	128,564	1,674
Teledyne Technologies, Inc.(Æ)	40,240	3,737	Dealertrack Technologies, Inc.(Æ)	18,051	825
TeleTech Holdings, Inc.(Æ)	27,300	659	Demand Media, Inc.(Æ)(Ñ)	120,100	500
Tennant Co.	4,431	283	Demandware, Inc.(Æ)	60,379	2,997
Thermon Group Holdings, Inc.(Æ)	166,912	3,976	Diebold, Inc.	79,470	2,989
Tidewater, Inc.	106,544	5,426	Digi International, Inc.(Æ)	3,995	35
Titan International, Inc.(Ñ)	154,383	2,703	Digimarc Corp.	12,000	396
Toro Co. (The)	48,775	3,099	Digital River, Inc.(Æ)	51,600	789
TriMas Corp.(Æ)	103,064	3,696	Diodes, Inc.(Æ)	116,775	3,079
Tsakos Energy Navigation, Ltd.(Ñ)	160,938	1,148	EarthLink Holdings Corp.	387,400	1,321
Tutor Perini Corp.(Æ)	35,983	1,065	Echelon Corp.(Æ)	38,413	99
UniFirst Corp.	8,420	810	Electro Scientific Industries, Inc.	567,283	4,811
United Rentals, Inc.(Æ)	52,711	4,946	Emcore Corp.(Æ)(Ñ)	161,990	782
United Stationers, Inc.	58,300	2,188	Emulex Corp.(Æ)	192,347	1,375
US Ecology, Inc.	27,604	1,233	Entegris, Inc.(Æ)	216,563	2,402
UTi Worldwide, Inc.	144,234	1,412	Entropic Communications, Inc.(Æ)	72,500	268
Wabtec Corp.	74,516	5,555	Envestnet, Inc.(Æ)	60,287	2,222
WageWorks, Inc.(Æ)	115,861	4,909	EPAM Systems, Inc.(Æ)	102,316	3,185
Xerium Technologies, Inc.(Æ)	3,400	46	ePlus, Inc.(Æ)	3,464	173
Zebra Technologies Corp. Class A(Æ)	80,725	5,606	Exa Corp.(Æ)	1,200	13

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Extreme Networks, Inc.(Æ)	162,384	929	Photronics, Inc.(Æ)	793,262	6,886
Fabrinet(Æ)	225,672	4,875	Pixelworks, Inc.(Æ)(Ñ)	122,269	627
Fairchild Semiconductor International, Inc.			Plexus Corp.(Æ)	187,396	7,856
Class A(Æ)	165,918	2,112	Polycom, Inc.(Æ)	484,808	5,963
FEI Co.	12,530	996	Progress Software Corp.(Æ)	299,770	6,433
Finisar Corp.(Æ)	46,302	1,211	Proofpoint, Inc.(Æ)	231,685	5,894
FormFactor, Inc.(Æ)	572,765	3,293	PTC, Inc.(Æ)	41,500	1,468
Glu Mobile, Inc.(Æ)(Ñ)	191,069	764	QLogic Corp.(Æ)	103,900	1,203
Guidance Software, Inc.(Æ)(Ñ)	15,182	140	Quantum Corp.(Æ)	519,626	561
Guidewire Software, Inc.(Æ)	88,380	3,337	QuickLogic Corp.(Æ)(Ñ)	179,940	851
Harmonic, Inc.(Æ)	237,300	1,668	RADWARE, Ltd.(Æ)	67,081	1,109
IAC/InterActiveCorp	31,500	2,088	RetailMeNot, Inc.(Æ)	66,952	1,996
ICG Group, Inc.(Æ)	76,602	1,561	Rocket Fuel, Inc.(Æ)(Ñ)	40,957	1,314
iGATE Corp.(Æ)	16,451	602	Rubicon Technology, Inc.(Æ)(Ñ)	62,436	632
Imation Corp.(Æ)	47,405	205	Rudolph Technologies, Inc.(Æ)	73,852	673
Infinera Corp.(Æ)	36,500	327	Saba Software, Inc.(Æ)	222,295	2,445
Infoblox, Inc.(Æ)	202,603	3,975	SciQuest, Inc.(Æ)	29,249	701
Ingram Micro, Inc. Class A(Æ)	15,400	415	Seachange International, Inc.(Æ)	17,517	164
Inphi Corp.(Æ)	59,924	886	ServiceNow, Inc.(Æ)	55,496	2,759
Insight Enterprises, Inc.(Æ)	45,141	1,179	ShoreTel, Inc.(Æ)	346,626	2,617
Integrated Device Technology, Inc.(Æ)	149,558	1,745	Sigma Designs, Inc.(Æ)	64,988	245
Integrated Silicon Solution, Inc.(Æ)	68,352	988	Silicon Graphics International Corp.(Æ)(Ñ)	248,625	3,003
Interactive Intelligence Group, Inc.(Æ)	9,273	580	Silicon Image, Inc.(Æ)	29,508	166
InterDigital, Inc.(Ñ)	65,300	2,267	Skyworks Solutions, Inc.	22,700	932
Intersil Corp. Class A	399,432	4,929	Sonus Networks, Inc.(Æ)	305,500	999
Kemet Corp.(Æ)	24,200	121	Spansion, Inc. Class A(Æ)	76,578	1,365
KEYW Holding Corp. (The)(Æ)(Ñ)	51,279	659	Splunk, Inc.(Æ)	51,423	2,806
Kulicke & Soffa Industries, Inc.(Æ)	550,636	8,100	SPS Commerce, Inc.(Æ)	87,192	4,517
KVH Industries, Inc.(Æ)	1,006	14	Super Micro Computer, Inc.(Æ)	114,098	2,323
Lambda TD Software, Inc.(Æ)	15,800	293	Synaptics, Inc.(Æ)	9,800	609
Lattice Semiconductor Corp.(Æ)	306,906	2,584	SYNNEX Corp.(Æ)	23,050	1,553
Lionbridge Technologies, Inc.(Æ)	148,028	870	Synopsys, Inc.(Æ)	20,700	779
LogMeIn, Inc.(Æ)	24,435	1,111	Syntel, Inc.(Æ)	12,900	1,036
LTX-Credence Corp.(Æ)	539,335	5,194	Tableau Software, Inc. Class A(Æ)	23,764	1,313
Manhattan Associates, Inc.(Æ)	38,300	1,208	Tangoe, Inc.(Æ)(Ñ)	164,436	2,473
Marketo, Inc.(Æ)	98,441	2,672	TeleNav, Inc.(Æ)	55,061	338
MaxLinear, Inc. Class A(Æ)	124,846	983	Tessera Technologies, Inc.	200,336	4,393
Mentor Graphics Corp.	83,132	1,721	Ultimate Software Group, Inc.(Æ)	36,615	4,380
Mercury Systems, Inc.(Æ)	180,699	2,523	Ultra Clean Holdings(Æ)	65,766	560
Meru Networks, Inc.(Æ)(Ñ)	7,087	26	VASCO Data Security International, Inc.(Æ)	79,789	910
Methode Electronics, Inc.	28,525	791	VeriFone Systems, Inc.(Æ)	141,541	4,733
Micrel, Inc.	573,604	5,713	Verint Systems, Inc.(Æ)	5,500	241
MICROS Systems, Inc.(Æ)	79,077	4,072	Vishay Intertechnology, Inc.	389,817	5,543
MicroStrategy, Inc. Class A(Æ)	7,402	899	Westell Technologies, Inc. Class A(Æ)	38,193	125
MKS Instruments, Inc.	123,685	3,482	Zynga, Inc. Class A(Æ)	130,900	530
Monotype Imaging Holdings, Inc.	359,254	9,488			291,343
MoSys, Inc.(Æ)(Ñ)	118,413	463
NeoPhotonics Corp.(Æ)	106,856	617	Utilities - 4.0%
Newport Corp.(Æ)	26,300	491	Advantage Oil & Gas, Ltd.(Æ)	515,165	3,261
Nimble Storage, Inc.(Æ)(Ñ)	46,156	1,138	Allete, Inc.	7,100	367
Oclaro, Inc.(Æ)	407,769	1,386	American States Water Co.	202,469	6,147
OmniVision Technologies, Inc.(Æ)	69,000	1,348	Artesian Resources Corp. Class A	1,800	40
Oplink Communications, Inc.(Æ)	236,322	4,051	Avista Corp.	82,225	2,643
Palo Alto Networks, Inc.(Æ)	4,600	292	Black Hills Corp.	59,550	3,439
Park Electrochemical Corp.	99,552	2,654	Boingo Wireless, Inc.(Æ)	163,400	1,078
PC Connection, Inc.	32,800	656	California Water Service Group	109,612	2,466
PDF Solutions, Inc.(Æ)	328,151	6,159	Cleco Corp.	121,575	6,389
Perficient, Inc.(Æ)	126,213	2,306	El Paso Electric Co.	93,850	3,549
Pericom Semiconductor Corp.(Æ)	17,714	143	Energen Corp.	5,000	390

See accompanying notes which are an integral part of the financial statements.
106 Russell U.S. Small Cap Equity Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($)		Value
	or Shares		$
FairPoint Communications, Inc.(Æ)(Ñ)	158,200		2,158
Genesis Energy, LP(Ñ)	71,696		3,973
Hawaiian Electric Industries, Inc.(Ñ)	11,547		277
IDT Corp. Class B	15,000		238
Inteliquent, Inc.	27,700		378
j2 Global, Inc.	137,930		6,394
Laclede Group, Inc. (The)	41,462		1,966
Magellan Petroleum Corp.(Æ)	984,816		2,176
MGE Energy, Inc.	7,942		304
New Jersey Resources Corp.	48,120		2,393
Northwest Natural Gas Co.(Ñ)	59,152		2,619
NorthWestern Corp.	106,800		5,167
NRG Yield, Inc. Class A(Ñ)	98,546		4,222
Orbcomm, Inc.(Æ)	123,056		772
Phillips 66 Partners, LP	98,357		5,274
Piedmont Natural Gas Co., Inc.(Ñ)	70,402		2,520
PNM Resources, Inc.	36,600		1,013
Portland General Electric Co.	64,255		2,151
Premiere Global Services, Inc.(Æ)	489,566		6,227
Pure Cycle Corp.(Æ)(Ñ)	268,174		1,504
Shenandoah Telecommunications Co.	34,621		970
Southwest Gas Corp.	500		27
UIL Holdings Corp.	29,265		1,075
Unitil Corp.	3,791		126
Vonage Holdings Corp.(Æ)	463,828		1,781
WGL Holdings, Inc.	4,463		178
York Water Co.	1,700		34
			85,686

Total Common Stocks
(cost $1,814,697)			2,020,131

Warrants & Rights - 0.0%
Magnum Hunter Resources Corp.(Æ)
2015 Warrant	26,846		—
Total Warrants & Rights
(cost $—)			—

Short-Term Investments - 6.2%

Russell U.S. Cash Management Fund	130,964,085	(∞)	130,964
Total Short-Term Investments
(cost $130,964)			130,964

Other Securities - 6.8%

Russell U.S. Cash Collateral Fund(×)	145,811,990	(∞)	145,812
Total Other Securities
(cost $145,812)			145,812
Total Investments 107.6%
(identified cost $2,091,473)			2,296,907

Other Assets and Liabilities,
Net - (7.6%)			(161,499)

Net Assets - 100.0%			2,135,408

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or Shares	$	$	$
0.2%
Cohu, Inc.	03/11/08	190,370	11.04	2,068	1,961
Diamond Hill Investment Group, Inc.	12/12/11	21,827	78.72	1,718	2,591
					4,552

For a description of restricted securities see note 9 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
		Number of	Notional	Expiration	(Depreciation)
		Contracts	Amount	Date	$
Long Positions
Russell 2000 Mini Index Futures		1,119	USD 125,731	06/14	(5,276)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(5,276)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
					% of Net
Portfolio Summary	Level 1	Level 2	Level 3	Total	Assets
Common Stocks
Consumer Discretionary	$314,740	$—	$—	$314,740	14.7
Consumer Staples	76,219	—	—	76,219	3.6
Energy	143,344	—	—	143,344	6.7
Financial Services	426,281	—	—	426,281	20.0
Health Care	178,096	—	—	178,096	8.3
Materials and Processing	143,026	—	—	143,026	6.7
Producer Durables	361,396	—	—	361,396	16.9
Technology	291,343	—	—	291,343	13.7
Utilities	85,686	—	—	85,686	4.0
Warrants & Rights	—	—	—	—	—
Short-Term Investments	—	130,964	—	130,964	6.2
Other Securities	—	145,812	—	145,812	6.8
Total Investments	2,020,131	276,776	—	2,296,907	107.6
Other Assets and Liabilities, Net					(7.6)
					100.0
Other Financial Instruments
Futures Contracts	(5,276)	—	—	(5,276)	(0.2)
Total Other Financial Instruments*	$(5,276)	$—	$—	$(5,276)

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$5,276

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$11,737

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(7,070)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$141,258	$—	$141,258
Futures Contracts	Variation margin on futures contracts	817	—	817
Total		$142,075	$—	$142,075

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$42,906	$—	$42,906	$—
Citigroup	15,002	—	15,002	—
Credit Suisse	7,271	—	7,271	—
Deutsche Bank	27,997	—	27,997	—
Fidelity	17,177	—	17,177	—
Goldman Sachs	6,717	—	6,717	—
JPMorgan Chase	12,993	—	12,993	—
Merrill Lynch	932	—	115	817
Morgan Stanley	4,847	—	4,847	—
UBS	6,233	—	6,233	—
Total	$142,075	$—	$141,258	$817

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

110 Russell U.S. Small Cap Equity Fund

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Russell U.S. Small Cap Equity Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,091,473
Investments, at fair value(*)(>)	2,296,907
Cash	161
Cash (restricted)(a)	9,820
Foreign currency holdings(^)	1,013
Receivables:
Dividends and interest	980
Dividends from affiliated Russell funds	11
Investments sold	33,904
Fund shares sold	4,484
Variation margin on futures contracts	817
Prepaid expenses	20
Total assets	2,348,117

Liabilities
Payables:
Investments purchased	63,748
Fund shares redeemed	1,381
Accrued fees to affiliates	1,648
Other accrued expenses	120
Payable upon return of securities loaned	145,812
Total liabilities	212,709

Net Assets	$2,135,408

See accompanying notes which are an integral part of the financial statements.

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Russell U.S. Small Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,306
Accumulated net realized gain (loss)	117,926
Unrealized appreciation (depreciation) on:
Investments	205,434
Futures contracts	(5,276)
Foreign currency-related transactions	(116)
Shares of beneficial interest	707
Additional paid-in capital	1,815,427
Net Assets	$2,135,408
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$30.00
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$31.83
Class A — Net assets	$24,036,703
Class A — Shares outstanding ($.01 par value)	801,344
Net asset value per share: Class C(#)	$29.10
Class C — Net assets	$33,827,153
Class C — Shares outstanding ($.01 par value)	1,162,307
Net asset value per share: Class E(#)	$30.10
Class E — Net assets	$44,844,781
Class E — Shares outstanding ($.01 par value)	1,489,867
Net asset value per share: Class I(#)	$30.34
Class I — Net assets	$185,278,392
Class I — Shares outstanding ($.01 par value)	6,106,948
Net asset value per share: Class S(#)	$30.21
Class S — Net assets	$ 1,413,829,447
Class S — Shares outstanding ($.01 par value)	46,798,058
Net asset value per share: Class Y(#)	$30.23
Class Y — Net assets	$433,591,667
Class Y — Shares outstanding ($.01 par value)	14,343,217
Amounts in thousands
(^) Foreign currency holdings - cost	$1,129
(*) Securities on loan included in investments	$141,258
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$276,776
(a) Cash Collateral for Futures	$9,820
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

112 Russell U.S. Small Cap Equity Fund

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Russell U.S. Small Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$11,925
Dividends from affiliated Russell funds	58
Securities lending income	813
Total investment income	12,796

Expenses
Advisory fees	6,797
Administrative fees	463
Custodian fees	292
Distribution fees - Class A	30
Distribution fees - Class C	126
Transfer agent fees - Class A	24
Transfer agent fees - Class C	33
Transfer agent fees - Class E	40
Transfer agent fees - Class I	111
Transfer agent fees - Class S	1,263
Transfer agent fees - Class Y	9
Professional fees	51
Registration fees	61
Shareholder servicing fees - Class C	42
Shareholder servicing fees - Class E	50
Trustees’ fees	20
Printing fees	103
Miscellaneous	18
Total expenses	9,533
Net investment income (loss)	3,263

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	155,138
Futures contracts	11,737
Net realized gain (loss)	166,875
Net change in unrealized appreciation (depreciation) on:
Investments	(108,099)
Futures contracts	(7,070)
Foreign currency-related transactions	(51)
Net change in unrealized appreciation (depreciation)	(115,220)
Net realized and unrealized gain (loss)	51,655
Net Increase (Decrease) in Net Assets from Operations	$54,918

See accompanying notes which are an integral part of the financial statements.

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Russell U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,263	$12,930
Net realized gain (loss)	166,875	265,932
Net change in unrealized appreciation (depreciation)	(115,220)	253,882
Net increase (decrease) in net assets from operations	54,918	532,744

Distributions
From net investment income
Class A	(36)	(101)
Class C	(—**)	—
Class E	(26)	(191)
Class I	(679)	(1,535)
Class S	(3,294)	(7,076)
Class Y	(1,500)	(4,677)
From net realized gain
Class A	(3,239)	—
Class C	(4,461)	—
Class E	(4,312)	—
Class I	(23,779)	—
Class S	(138,845)	—
Class Y	(41,975)	—
Net decrease in net assets from distributions	(222,146)	(13,580)

Share Transactions*
Net increase (decrease) in net assets from share transactions	671,975	(248,630)
Total Net Increase (Decrease) in Net Assets	504,747	270,534

Net Assets
Beginning of period	1,630,661	1,360,127
End of period	$2,135,408	$1,630,661
Undistributed (overdistributed) net investment income included in net assets	$1,306	$3,578
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

114 Russell U.S. Small Cap Equity Fund

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Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	72	$2,272	221	$6,756
Proceeds from reinvestment of distributions	106	3,244	4	100
Payments for shares redeemed	(88)	(2,739)	(155)	(4,271)
Net increase (decrease)	90	2,777	70	2,585
Class C
Proceeds from shares sold	132	4,005	143	4,155
Proceeds from reinvestment of distributions	150	4,436	—	—
Payments for shares redeemed	(113)	(3,454)	(252)	(6,930)
Net increase (decrease)	169	4,987	(109)	(2,775)
Class E
Proceeds from shares sold	524	15,992	208	5,930
Proceeds from reinvestment of distributions	136	4,141	7	183
Payments for shares redeemed	(132)	(4,108)	(301)	(8,811)
Net increase (decrease)	528	16,025	(86)	(2,698)
Class I
Proceeds from shares sold	786	24,407	901	25,646
Proceeds from reinvestment of distributions	786	24,194	61	1,500
Payments for shares redeemed	(830)	(26,046)	(1,974)	(55,782)
Net increase (decrease)	742	22,555	(1,012)	(28,636)
Class S
Proceeds from shares sold	16,131	497,051	7,831	222,516
Proceeds from reinvestment of distributions	4,574	140,224	286	7,016
Payments for shares redeemed	(4,743)	(148,560)	(7,919)	(228,155)
Net increase (decrease)	15,962	488,715	198	1,377
Class Y
Proceeds from shares sold	5,028	153,096	414	11,017
Proceeds from reinvestment of distributions	1,418	43,474	190	4,677
Payments for shares redeemed	(1,870)	(59,654)	(7,846)	(234,177)
Net increase (decrease)	4,576	136,916	(7,242)	(218,483)
Total increase (decrease)	22,067	$671,975	(8,181)	$(248,630)

See accompanying notes which are an integral part of the financial statements.

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Russell U.S. Small Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	33.31	.01	1.23	1.24	(.05)	(4.50)
October 31, 2013	23.77	.16	9.55	9.71	(.17)	—
October 31, 2012	21.67	.05	2.06	2.11	(.01)	—
October 31, 2011	20.39	.02	1.32	1.34	(.06)	—
October 31, 2010	16.28	.02	4.14	4.16	(.05)	—
October 31, 2009	14.95	.06	1.33	1.39	(.06)	—

Class C
April 30, 2014*	32.51	(.10)	1.19	1.09	—(f)	(4.50)
October 31, 2013	23.22	(.04)	9.33	9.29	—	—
October 31, 2012	21.32	(.12)	2.02	1.90	—	—
October 31, 2011	20.16	(.15)	1.31	1.16	—	—
October 31, 2010	16.18	(.12)	4.10	3.98	—	—
October 31, 2009	14.93	(.04)	1.31	1.27	(.02)	—

Class E
April 30, 2014*	33.39	.01	1.23	1.24	(.03)	(4.50)
October 31, 2013	23.84	.17	9.56	9.73	(.18)	—
October 31, 2012	21.74	.06	2.06	2.12	(.02)	—
October 31, 2011	20.45	.04	1.30	1.35	(.06)	—
October 31, 2010	16.32	.04	4.15	4.19	(.06)	—
October 31, 2009	14.95	.09	1.31	1.40	(.03)	—

Class I
April 30, 2014*	33.66	.06	1.25	1.31	(.13)	(4.50)
October 31, 2013	24.03	.27	9.61	9.88	(.25)	—
October 31, 2012	21.91	.12	2.08	2.20	(.08)	—
October 31, 2011	20.60	.10	1.32	1.42	(.11)	—
October 31, 2010	16.43	.09	4.17	4.26	(.09)	—
October 31, 2009	15.05	.12	1.32	1.44	(.06)	—

Class S
April 30, 2014*	33.53	.05	1.24	1.29	(.11)	(4.50)
October 31, 2013	23.94	.23	9.59	9.82	(.23)	—
October 31, 2012	21.83	.11	2.07	2.18	(.07)	—
October 31, 2011	20.53	.08	1.32	1.40	(.10)	—
October 31, 2010	16.39	.07	4.15	4.22	(.08)	—
October 31, 2009	15.03	.10	1.33	1.43	(.07)	—

Class Y
April 30, 2014*	33.58	.08	1.24	1.32	(.17)	(4.50)
October 31, 2013	23.97	.32	9.57	9.89	(.28)	—
October 31, 2012	21.85	.15	2.07	2.22	(.10)	—
October 31, 2011	20.55	.12	1.32	1.44	(.14)	—
October 31, 2010	16.39	.10	4.17	4.27	(.11)	—
October 31, 2009	15.02	.12	1.33	1.45	(.08)	—

See accompanying notes which are an integral part of the financial statements.

116 Russell U.S. Small Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(4.55)	30.00	3.49	24,037	1.25	1.25	.07	57
(.17)	33.31	41.08	23,677	1.25	1.25	.58	111
(.01)	23.77	9.73	15,232	1.25	1.25	.21	129
(.06)	21.67	6.55	15,392	1.25	1.25	.09	111
(.05)	20.39	25.58	13,078	1.23	1.23	.12	99
(.06)	16.28	9.37	9,278	1.24	1.24	.40	153

(4.50)	29.10	3.11	33,827	2.00	2.00	(.68)	57
—	32.51	40.01	32,285	2.00	2.00	(.15)	111
—	23.22	8.91	25,597	2.00	2.00	(.54)	129
—	21.32	5.75	28,910	2.00	2.00	(.66)	111
—	20.16	24.60	32,499	1.98	1.98	(.63)	99
(.02)	16.18	8.51	30,345	1.98	1.98	(.28)	153

(4.53)	30.10	3.51	44,845	1.25	1.25	.07	57
(.18)	33.39	41.10	32,126	1.24	1.23	.60	111
(.02)	23.84	9.78	24,995	1.25	1.20	.26	129
(.06)	21.74	6.58	26,404	1.24	1.16	.18	111
(.06)	20.45	25.71	30,702	1.23	1.12	.24	99
(.03)	16.32	9.44	33,923	1.23	1.10	.61	153

(4.63)	30.34	3.67	185,278.92		.92	.40	57
(.25)	33.66	41.53	180,599.92		.92	.95	111
(.08)	24.03	10.08	153,233.92		.92	.54	129
(.11)	21.91	6.89	177,437.92		.92	.42	111
(.09)	20.60	26.03	216,197.90		.90	.45	99
(.06)	16.43	9.62	211,299.91		.91	.82	153

(4.61)	30.21	3.65	1,413,829	1.00	1.00	.31	57
(.23)	33.53	41.38	1,034,016	1.00	1.00	.81	111
(.07)	23.94	10.02	733,436	1.00	1.00	.46	129
(.10)	21.83	6.80	704,781	1.00	1.00	.34	111
(.08)	20.53	25.84	647,424.98		.98	.37	99
(.07)	16.39	9.58	530,812.99		.98	.68	153

(4.67)	30.23	3.74	433,592.80		.80	.52	57
(.28)	33.58	41.67	327,958.80		.80	1.13	111
(.10)	23.97	10.22	407,634.82		.82	.65	129
(.14)	21.85	7.01	490,804.82		.82	.52	111
(.11)	20.55	26.08	547,009.80		.80	.55	99
(.08)	16.39	9.74	545,845.81		.81	.87	153

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 117

Russell Investment Company

Russell International Developed Markets Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,048.10	$1,018.60
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$6.35	$6.26

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,044.30	$1,014.88

Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$10.14	$9.99
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.00%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2013	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2014	$1,048.30	$1,018.60
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$6.35	$6.26
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

118 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,049.90	$1,020.23
Expenses Paid During Period*	$4.68	$4.61

* Expenses are equal to the Fund's annualized expense ratio of 0.92% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,049.60	$1,019.84
Expenses Paid During Period*	$5.08	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,050.90	$1,020.83
Expenses Paid During Period*	$4.07	$4.01

* Expenses are equal to the Fund's annualized expense ratio of 0.80% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell International Developed Markets Fund 119

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 92.1%			Belgacom SA	44,770	1,370
			Exmar NV	34,308	572
Australia - 2.7%			Groupe Bruxelles Lambert SA(Æ)(Ñ)	19,016	1,922
AGL Energy, Ltd.	72,567	1,063	KBC Groep NV(Æ)	94,265	5,743
Arrium, Ltd.	517,000	572	Nyrstar NV(Æ)(Ñ)	253,700	1,010
ASX, Ltd. - ADR	17,166	567			20,012
Aurizon Holdings, Ltd.	53,493	257

Australand Property Group(ö)	462,100	1,837	Bermuda - 0.8%
Australia & New Zealand Banking
Group, Ltd. - ADR	426,517	13,658	Catlin Group, Ltd.	45,745	408
BC Iron, Ltd.	121,900	495	Cheung Kong Infrastructure Holdings,
Beach Energy, Ltd.	720,700	1,148	Ltd.	54,000	353
Bendigo and Adelaide Bank, Ltd.	276,565	2,957	Emperor Entertainment Hotel, Ltd.	2,465,000	1,072
BGP Holdings PLC(Æ)(Þ)	559,805	—	Emperor International Holdings	5,772,000	1,295
BHP Billiton, Ltd. - ADR	288,219	10,108	Hongkong Land Holdings, Ltd.	18,000	126
CFS Retail Property Trust Group(ö)	212,679	397	Jardine Strategic Holdings, Ltd.	19,500	696
Challenger, Ltd.	370,800	2,428	Johnson Electric Holdings, Ltd.	1,451,500	1,387
Commonwealth Bank of Australia - ADR	124,689	9,139	Li & Fung, Ltd.	6,579,164	9,555
Commonwealth Property Office Fund(ö)	248,850	288	NWS Holdings, Ltd.	96,500	165
Computershare, Ltd.	45,224	519	PartnerRe, Ltd. - ADR	66,175	6,975
CSL, Ltd.	174,996	11,125	RenaissanceRe Holdings, Ltd.	72,175	7,305
Dexus Property Group(ö)	392,818	414	Soundwill Holdings, Ltd.	44,000	76
Evolution Mining, Ltd.	518,500	412	Yue Yuen Industrial Holdings, Ltd.	2,143,300	6,621
Fairfax Media, Ltd.	1,827,400	1,664			36,034
Flight Centre, Ltd.	35,620	1,779
Insurance Australia Group, Ltd.	290,906	1,551	Brazil - 0.8%
Metcash, Ltd.	250,413	647	BM&FBovespa SA	775,115	3,963
National Australia Bank, Ltd. - ADR	326,907	10,720	Brookfield Incorporacoes SA(Æ)	3,068,900	1,968
Newcrest Mining, Ltd.(Æ)	10,018	97	Cielo SA	238,400	4,223
NRW Holdings, Ltd.	197,800	206	Embraer SA - ADR	375,800	12,928
Orica, Ltd.	55,536	1,128	Itau Unibanco Holding SA - ADR	396,796	6,492
Origin Energy, Ltd.	80,302	1,112	Kroton Educacional SA	294,709	6,312
OZ Minerals, Ltd.(Æ)	28,000	96			35,886
Programmed Maintenance Services, Ltd.	384,584	1,011
REA Group, Ltd.	1,519	66
Seek, Ltd.	64,904	1,008	Canada - 5.2%
Sigma Pharmaceuticals, Ltd.	1,337,700	901	Advantage Oil & Gas, Ltd.(Æ)	31,200	198
Stockland(ö)	96,535	349	Aecon Group, Inc.(Ñ)	119,200	2,002
Suncorp Group, Ltd.	407,222	4,926	Agrium, Inc.	900	87
Tassal Group, Ltd.	108,058	417	Aimia, Inc.	17,600	284
Telstra Corp., Ltd.	662,349	3,212	Air Canada Class A(Æ)(Ñ)	248,285	1,733
Wesfarmers, Ltd.	150,715	5,980	Alacer Gold Corp.(Æ)	49,300	118
Westfield Group(ö)	282,781	2,877	Alimentation Couche Tard, Inc. Class B	365,355	10,297
Westfield Retail Trust(ö)	115,525	342	Artis Real Estate Investment Trust(ö)	23,500	343
Westpac Banking Corp.	312,943	10,210	Atco, Ltd. Class I	24,400	1,191
Woodside Petroleum, Ltd.	98,774	3,744	Badger Daylighting, Ltd.(Æ)	29,187	1,017
Woolworths, Ltd.	171,442	5,944	Bank of Montreal(Ñ)	109,039	7,516
		117,371	Bank of Nova Scotia	127,966	7,776
			Bankers Petroleum, Ltd.(Æ)	84,200	459

Austria - 0.4%			BCE, Inc.	23,169	1,032
			Birchcliff Energy, Ltd.(Æ)	42,350	491
CA Immobilien Anlagen AG(Æ)	93,314	1,777	Boardwalk Real Estate Investment
Erste Group Bank AG	444,801	14,928	Trust(ö)	31,600	1,781
S IMMO AG(Æ)	18,879	149	Brookfield Asset Management, Inc.
		16,854	Class A(Æ)	236,996	9,968
			Brookfield Asset Management, Inc.
Belgium - 0.5%			Class A	68,813	2,889
Ageas(Æ)	12,778	—	CAE, Inc.	105,200	1,389
AGFA-Gevaert NV(Æ)	510,803	1,956	Canadian Imperial Bank of Commerce(Þ)	45,743	4,078
Anheuser-Busch InBev NV	68,355	7,439	Canadian National Railway Co.(Æ)(Þ)	253,137	14,826

See accompanying notes which are an integral part of the financial statements.
120 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Canadian National Railway Co.	55,000	3,222	Trinidad Drilling, Ltd.	452,407	5,061
Canadian Oil Sands, Ltd.	47,894	1,038	Uni-Select, Inc.	47,700	1,307
Canadian Pacific Railway, Ltd.	99,528	15,528	Valeant Pharmaceuticals International,
Canadian Tire Corp., Ltd. Class A(Ñ)	25,456	2,500	Inc.(Æ)(Ñ)	98,326	13,148
Canam Group, Inc.	138,900	1,777	Vermilion Energy, Inc.(Ñ)	35,400	2,356
Canfor Corp.	89,200	2,023	Western Forest Products, Inc.(Ñ)	881,700	1,762
Canfor Pulp Products, Inc.	47,500	528	Yellow Media, Ltd.(Æ)	86,700	1,820
Cascades, Inc.	303,540	1,778			228,927
Centerra Gold, Inc.	118,000	605
CGI Group, Inc. Class A(Æ)	33,100	1,194	Cayman Islands - 1.6%
Choice Properties ö)	12,500	121
CI Financial Corp.	14,400	468	21Vianet Group, Inc. - ADR(Æ)(Ñ)	127,765	3,069
Constellation Software, Inc.(Þ)	8,100	1,794	Baidu, Inc. - ADR(Æ)	66,717	10,264
Crescent Point Energy Corp.(Ñ)	54,990	2,237	Chaoda Modern Agriculture Holdings,
Dollarama, Inc.(Ñ)	60,154	5,003	Ltd.(Å)(Æ)	12,120,000	703
Dundee Corp. Class A(Æ)(Ñ)	23,300	340	CIMC Enric Holdings, Ltd.	1,560,000	2,258
Empire Co., Ltd. Class A	17,300	1,094	Melco Crown Entertainment, Ltd. - ADR	220,362	7,532
Ensign Energy Services, Inc.	59,200	932	MGM China Holdings, Ltd.	2,096,400	7,301
Equitable Group, Inc.	32,800	1,802	NagaCorp, Ltd.	2,836,119	2,575
Fortuna Silver Mines, Inc.(Æ)	128,600	533	New Oriental Education & Technology
Genworth MI Canada, Inc.(Ñ)	120,100	4,213	Group, Inc. - ADR	192,273	4,653
Gibson Energy, Inc.	83,800	2,237	Qihoo 360 Technology Co., Ltd. -
Granite Real Estate Investment Trust(ö)	53,403	2,057	ADR(Æ)(Ñ)	34,163	2,883
Great Canadian Gaming Corp.(Æ)	120,405	1,664	SA SA International Holdings, Ltd.(Ñ)	1,642,000	1,377
Great-West Lifeco, Inc.(Þ)	12,900	363	Sands China, Ltd.	700,194	5,112
Husky Energy, Inc.	111,459	3,643	SouFun Holdings, Ltd. - ADR(Ñ)	222,600	2,620
IGM Financial, Inc.	9,700	483	Tencent Holdings, Ltd.	254,064	15,834
Imperial Oil, Ltd.	44,300	2,163	Vipshop Holdings, Ltd. - ADR(Æ)(Ñ)	30,336	4,253
Intact Financial Corp.	57,754	3,792	Wynn Macau, Ltd.	47,600	187
International Forest Products, Ltd. Class					70,621
A(Æ)	121,299	1,839
Keyera Corp.	22,400	1,490	Denmark - 2.1%
Loblaw Cos., Ltd.	138,011	6,000	AP Moeller - Maersk A/S Class A	455	1,032
Lucara Diamond Corp.(Æ)	79,300	138	AP Moeller - Maersk A/S Class B	2,395	5,707
Magna International, Inc. Class A	31,900	3,125	Carlsberg A/S Class B	10,287	1,028
Medical Facilities Corp(Æ)	33,000	574	Christian Hansen Holding A/S	98,773	4,452
Methanex Corp.	65,470	4,059	Coloplast A/S Class B	119,299	10,010
Milestone Apartments Real Estate			Danske Bank A/S	975,869	27,571
Investment Trust(ö)	62,500	588	Dfds A/S	21,890	1,729
Morguard Corp.	9,700	1,184	DSV A/S	26,623	888
Morguard North American Residential			Genmab A/S(Æ)	60,191	2,236
Real Estate Investment Trust(ö)	36,600	343	GN Store Nord A/S	143,692	3,467
Morguard Real Estate Investment			H Lundbeck A/S	16,664	486
Trust(ö)	30,200	463	Matas A/S(Æ)	80,861	2,217
National Bank of Canada	83,894	3,482	Novo Nordisk A/S Class B	31,410	1,417
Parex Resources, Inc.(Æ)	156,500	1,565	Pandora A/S	96,730	6,507
Pembina Pipeline Corp.	100,881	3,964	Rockwool International A/S Class B	2,078	400
Potash Corp. of Saskatchewan, Inc.	23,000	831	Schouw & Co.	35,315	1,969
Power Corp. of Canada	73,427	2,067	TDC A/S	2,283,346	21,433
Power Financial Corp.	42,940	1,364	Topdanmark A/S(Æ)	29,242	855
Precision Drilling Corp.	84,700	1,101	Tryg A/S	1,430	136
RioCan Real Estate Investment Trust(Ñ)					93,540
(ö)	36,200	899

Royal Bank of Canada - GDR	104,336	6,963	Finland - 0.5%
ShawCor, Ltd.	46,700	2,080
Suncor Energy, Inc.	204,962	7,906	Cramo OYJ(Æ)	11,280	251
Toronto Dominion Bank	277,980	13,373	Finnair OYJ(Æ)	119,908	501
TransCanada Corp.	31,464	1,466	Fortum OYJ	202,393	4,569
Transcontinental, Inc. Class A - ADR	63,100	919	Kesko OYJ Class B	21,597	882
TransGlobe Energy Corp.(Æ)	139,000	1,083	Orion OYJ Class B	57,921	1,765

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 121

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sampo Class A(Ñ)	255,741	12,698	Beiersdorf AG(Æ)	109,239	10,951
Sponda OYJ	175,700	904	Brenntag AG	36,054	6,520
Tieto OYJ(Æ)	23,420	640	Continental AG(Ñ)	57,555	13,482
		22,210	Daimler AG	251,200	23,256
			Deutsche Beteiligungs AG	26,952	725
France - 9.0%			Deutsche Boerse AG	350,563	25,675
			Deutsche Post AG	218,475	8,225
Air France-KLM(Æ)	112,830	1,623	Deutsche Telekom AG	502,306	8,422
Air Liquide SA Class A	101,443	14,510	Draegerwerk AG & Co.(Æ)	1,405	144
BNP Paribas SA	205,129	15,399	E.ON SE(Ñ)	371,900	7,112
Boiron SA	18,636	1,571	Fresenius Medical Care AG & Co.
Bollore SA	276	176	KGaA	19,061	1,310
Bongrain SA	8,476	741	Gerresheimer AG - GDR	7,387	501
Capital Gemini SA	408,178	28,830	Hannover Rueck SE	14,209	1,323
Casino Guichard Perrachon SA(Æ)	120,228	15,304	Kloeckner & Co. SE(Æ)	3,630	55
Cegedim SA Class A(Æ)	7,420	273	Linde AG	87,893	18,224
Cegid Group	37,884	1,588	Merck KGaA	118,878	20,047
Christian Dior SA	1,194	245	MorphoSys AG(Æ)	37,499	3,211
Credit Agricole SA	602,418	9,490	MTU Aero Engines AG	27,641	2,601
Danone SA	263,091	19,403	Muenchener Rueckversicherungs AG(Ñ)	56,623	13,076
Dassault Systemes SA	29,848	3,670	OSRAM Licht AG(Æ)	99,018	5,183
Faurecia(Æ)	88,010	3,955	ProSiebenSat.1 Media AG	56,730	2,480
GDF Suez(Ñ)	259,608	6,546	Rational AG	7,446	2,376
GDF Suez(Æ)	55,671	—	Rheinmetall AG(Ñ)	14,950	992
Haulotte Group SA(Æ)	4,078	78	SAP AG - ADR	148,892	11,989
Ipsen SA	26,640	1,182	Siemens AG	143,190	18,872
JCDecaux SA	88,302	3,620	Suedzucker AG(Ñ)	115,660	2,465
Lagardere SCA	85,806	3,592	TUI AG	107,141	1,780
Legrand SA - ADR	141,306	9,116	Volkswagen AG	53,235	14,217
L'Oreal SA(Ñ)	18,265	3,142	Wirecard AG	73,560	3,084
LVMH Moet Hennessy Louis Vuitton
SA - ADR	75,866	14,920			285,581
Metropole Television SA	67,854	1,454
Natixis	558,319	3,964	Hong Kong - 1.6%
Norbert Dentressangle SA	11,074	1,899	AIA Group, Ltd.	5,282,914	25,621
Orange SA - ADR	328,434	5,320	Champion (Æ)(ö)	3,765,000	1,773
Pernod Ricard SA	113,355	13,605	Cheung Kong Holdings, Ltd.	172,000	2,928
Publicis Groupe SA - ADR	93,468	7,962	China Mobile, Ltd.	1,075,000	10,219
Rallye SA	70,751	3,597	CLP Holdings, Ltd.	309,500	2,475
Safran SA	94,821	6,373	CSI Properties, Ltd.	13,590,000	473
Sanofi - ADR	414,769	44,895	Far East Consortium International, Ltd.	3,059,000	1,101
Schneider Electric SA	383,623	35,951	Galaxy Entertainment Group, Ltd.(Æ)	902,265	7,082
SCOR SE - ADR	152,150	5,553	Guangdong Investment, Ltd.	2,186,800	2,378
Societe BIC SA	22,956	3,044	Hang Lung Group, Ltd.	462	3
Societe Television Francaise 1(Ñ)	59,442	1,010	Hang Seng Bank, Ltd.	217,700	3,546
Thales SA	35,502	2,258	Hong Kong & China Gas Co., Ltd.	109,968	254
Total SA	767,470	54,813	Hong Kong Exchanges and Clearing,
Valeo SA	72,460	9,926	Ltd.	47,254	851
Vallourec SA	204,750	12,102	Hopewell Holdings, Ltd.	25,500	88
Vinci SA(Ñ)	206,881	15,596	Hysan Development Co., Ltd.	96,000	411
Vivendi SA - ADR	199,388	5,350	Kowloon Development Co., Ltd.	606,000	739
		393,646	Link REIT (The)(ö)	440,500	2,190
			Power Assets Holdings, Ltd.	174,500	1,508
Germany - 6.5%			SJM Holdings, Ltd.	655,000	1,816
			Sun Hung Kai Properties, Ltd.	36,000	453
Aareal Bank AG(Æ)	85,639	3,882	Swire Pacific, Ltd. Class A	135,821	1,568
adidas AG	40,302	4,301	Swire Properties, Ltd.	77,600	233
Aurelius AG	110,440	4,100	Techtronic Industries Co.	589,011	1,877
Axel Springer SE Class A	11,217	685	Television Broadcasts, Ltd.	52,334	326
Bayer AG(Æ)(Ñ)	253,204	35,128	Wharf Holdings, Ltd.	172,000	1,204
Bayerische Motoren Werke AG	73,429	9,187

See accompanying notes which are an integral part of the financial statements.
122 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wheelock & Co., Ltd.	68	—	Iren SpA - ADR	1,044,626	1,773
Wing Hang Bank, Ltd.	41,000	660	Italcementi SpA	87,456	766
		71,777	Italmobiliare SpA	40,758	1,356
			Moncler SpA(Æ)	228,096	4,009
India - 0.7%			Parmalat SpA	561,722	1,951
			Saipem SpA - ADR	204,640	5,479
Housing Development Finance Corp.	459,426	6,840	Snam Rete Gas SpA	2,667,577	16,032
Reliance Industries, Ltd.	414,517	6,431	Societa Cattolica di Assicurazioni SCRL	4,854	120
Tata Motors, Ltd. - ADR	476,877	17,845	Telecom Italia SpA(Æ)(Ñ)	7,074,575	9,064
		31,116	Terna Rete Elettrica Nazionale SpA	700,094	3,788
			Vittoria Assicurazioni SpA	3,280	48
Indonesia - 0.2%					120,889
Bank Rakyat Indonesia(Æ)	9,884,700	8,464
Telekomunikasi Indonesia Persero Tbk			Japan - 11.3%
PT	10,905,000	2,137	Aeon Delight Co., Ltd.	28,100	619
		10,601	Aichi Bank, Ltd. (The)	1,800	88
			Ajinomoto Co., Inc.	72,000	1,058
Ireland - 0.8%			Alfresa Holdings Corp.	21,100	1,313
CRH PLC	615,700	17,839	Alpine Electronics, Inc.	143,400	1,713
DCC PLC	30,596	1,567	Amada Co., Ltd.	1,871,000	13,524
Eaton Corp. PLC	46,835	3,402	Amano Corp.	89,800	864
Endo International PLC(Æ)	72,966	4,593	Arcland Sakamoto Co., Ltd.	38,300	759
ICON PLC(Æ)	58,725	2,277	Asahi Group Holdings, Ltd.	42,600	1,174
Origin Enterprises PLC	22,500	243	Asahi Kasei Corp.	343,000	2,332
Smurfit Kappa Group PLC	139,053	3,093	Astellas Pharma, Inc.	901,500	10,026
Total Produce PLC	274,640	397	Autobacs Seven Co., Ltd.	12,100	187
		33,411	Bank of Yokohama, Ltd. (The)	149,000	748
			Bridgestone Corp.	16,000	573

Isle of Man - 0.0%			Brother Industries, Ltd.	61,900	864
			Calbee, Inc.	138,812	3,400
Playtech PLC	99,109	1,116	Canon Marketing Japan, Inc.	95,200	1,533
			Canon, Inc.	516,800	16,252
Israel - 0.8%			Cawachi, Ltd.	13,300	242
Caesarstone Sdot-Yam, Ltd.	43,346	2,262	Central Japan Railway Co.	13,000	1,595
Check Point Software Technologies, Ltd.			Chiba Bank, Ltd. (The)	92,000	584
(Æ)	179,376	11,491	Chudenko Corp.	41,400	591
Israel Discount Bank, Ltd. Class A(Æ)	793,400	1,417	Coca-Cola West Co., Ltd.	63,800	1,110
Plus500, Ltd.	136,872	1,330	CyberAgent, Inc.	39,561	1,629
Teva Pharmaceutical Industries, Ltd.			Daicel Chemical Industries, Ltd.	75,000	626
- ADR	341,741	16,697	Daihatsu Motor Co., Ltd.	6,000	99
		33,197	Dai-ichi Life Insurance Co., Ltd. (The)	500,225	6,919
			Daikin Industries, Ltd.	124,700	7,198
Italy - 2.8%			Dainippon Sumitomo Pharma Co., Ltd.	150,577	2,284
			Daito Trust Construction Co., Ltd.	3,700	376
A2A SpA	172,800	211	Daiwa Industries, Ltd.	29,000	179
ACEA SpA	62,531	897	Denso Corp.	456,100	20,754
ASTM SpA	31,614	536	Digital Garage, Inc.(Ñ)	198,747	2,895
Atlantia SpA	291,204	7,575	Doutor Nichires Holdings Co., Ltd.	108,500	1,942
Azimut Holding SpA	81,883	2,550	DTS Corp.	81,500	1,348
Banca IFIS SpA	84,834	1,829	Dydo Drinco, Inc.	2,400	98
Banca Popolare di Milano Scarl(Æ)	78,500	79	East Japan Railway Co.	36,900	2,690
Beni Stabili SpA(Ñ)(ö)	2,132,600	1,904	Eighteenth Bank, Ltd. (The)	99,000	221
Brembo SpA	89,723	3,317	F@N Communications, Inc.(Ñ)	203,945	3,417
Buzzi Unicem SpA	110,220	1,162	FANUC Corp.	54,600	9,827
Cementir Holding SpA	65,163	620	Fast Retailing Co., Ltd.	800	249
Danieli & C Officine Meccaniche SpA	71,320	1,918	Fuji Heavy Industries, Ltd.	182,900	4,803
Enel SpA	1,529,125	8,643	Fujishoji Co., Ltd.	52,400	566
ENI SpA - ADR	1,229,969	31,927	Fukuda Denshi Co., Ltd.	20,400	1,036
Immobiliare Grande Distribuzione(ö)	792,974	1,472	Fuyo General Lease Co., Ltd.	22,500	774
Intesa Sanpaolo SpA	3,475,847	11,863

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 123

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Geo Holdings Corp.(Ñ)	191,000	1,747	NIFTY Corp.	9,800	138
Gunma Bank, Ltd.	114,000	605	Nihon Unisys, Ltd.	22,700	230
Hachijuni Bank, Ltd. (The)	115,000	628	Nippon Building Fund, Inc.(ö)	16	89
Hakuhodo DY Holdings, Inc.	194,200	1,506	Nippon Flour Mills Co., Ltd.	323,000	1,801
Hankyu Hanshin Holdings, Inc.	9,000	49	Nippon Konpo Unyu Soko Co., Ltd.	5,700	96
Hogy Medical Co., Ltd.	1,800	93	Nippon Meat Packers, Inc.	26,000	450
Honda Motor Co., Ltd.	885,070	29,261	Nippon Road Co., Ltd. (The)	246,000	1,251
Hoshizaki Electric Co., Ltd.	45,193	1,828	Nippon Signal Co., Ltd. (The)	60,800	504
Hoya Corp.	596,600	17,588	Nippon Telegraph & Telephone Corp.	67,300	3,727
Hulic Co., Ltd.	416,674	5,009	Nitori Holdings Co., Ltd.	11,700	536
Hyakugo Bank, Ltd. (The)	15,000	58	Nitto Kogyo Corp.	30,500	631
Inpex Corp.	660,100	9,608	NKSJ Holdings, Inc.	371,700	9,267
IT Holdings Corp.	114,300	1,769	Noevir Holdings Co., Ltd.	8,900	169
ITOCHU Corp.	1,226,400	13,723	NS Solutions Corp.	77,400	1,936
Iyo Bank, Ltd. (The)	25,200	226	NTT Data Corp.	17,800	689
Japan Digital Laboratory Co., Ltd.	34,800	507	NTT DOCOMO, Inc.	648,325	10,286
Japan Tobacco, Inc.	212,400	6,972	Okasan Securities Group, Inc.	22,000	153
JGC Corp.	33,000	1,068	Okinawa Cellular Telephone Co.(Æ)	1,900	48
Juki Corp. Class A	145,000	298	Okinawa Electric Power Co., Inc. (The)	27,700	904
Kamei Corp.	39,000	287	Ono Pharmaceutical Co., Ltd.	53,359	4,222
Kamigumi Co., Ltd.	10,000	95	Oracle Corp. Japan	4,300	198
Kanamoto Co., Ltd.	114,327	3,590	ORIX Corp.	608,900	8,797
Kanematsu Corp.	1,157,000	1,777	Otsuka Corp.	10,100	1,194
Kao Corp.	12,500	470	Otsuka Holdings Co., Ltd.	109,000	3,138
Kato Works Co., Ltd.	76,000	437	Ricoh Leasing Co., Ltd.	17,800	464
KDDI Corp.	184,100	9,800	Rinnai Corp.	2,800	233
Keihan Electric Railway Co., Ltd.	21,000	86	Round One Corp.	215,500	1,545
Keyence Corp.	22,000	8,475	Ryobi, Ltd.	208,000	614
Kinden Corp.	83,000	763	Ryoden Trading Co., Ltd.	34,000	229
Kissei Pharmaceutical Co., Ltd.	76,100	1,781	San-Ai Oil Co., Ltd.	126,000	838
Konoike Transport Co., Ltd.	3,700	58	San-In Godo Bank, Ltd. (The)	57,000	376
Koshidaka Holdings Co., Ltd.(Ñ)	9,200	273	Sankyo Co., Ltd.	9,700	388
Kurita Water Industries, Ltd.	2,200	46	Sankyp Tateyama, Inc.(Æ)	75,100	1,484
Kuroda Electric Co., Ltd.	110,600	1,775	Sanyo Shokai, Ltd.	145,000	396
Kyocera Corp.	130,700	6,145	SCSK Corp.	71,900	1,896
Kyudenko Corp.	225,000	1,939	Secom Co., Ltd.	178,800	10,289
M3, Inc.	229,600	3,149	Seiko Epson Corp.	62,300	1,698
Mabuchi Motor Co., Ltd.	177,100	12,109	Sekisui Chemical Co., Ltd.	10,000	101
Maeda Road Construction Co., Ltd.	11,000	170	Sekisui House, Ltd.	5,000	60
Makita Corp.	3,700	196	Seven & I Holdings Co., Ltd.	119,400	4,708
McDonald's Holdings Co. Japan, Ltd.	5,700	158	Shimamura Co., Ltd.	12,400	1,155
Medipal Holdings Corp.	91,300	1,282	Shin-Etsu Chemical Co., Ltd.	401,725	23,569
Melco Holdings, Inc.(Ñ)	74,200	1,127	Shinko Shoji Co., Ltd.	102,900	947
MID Reit, Inc. Class A(ö)	768	1,737	Shionogi & Co., Ltd.	58,800	1,029
Mimasu Semiconductor Industry Co.,			SKY Perfect JSAT Holdings, Inc.	343,400	1,844
Ltd.	77,400	703	SMC Corp.	29,700	7,052
Misawa Homes Co., Ltd.	51,200	626	SoftBank Corp.	120,725	8,963
MISUMI Group, Inc.	159,500	3,878	St. Marc Holdings Co., Ltd.	1,400	66
Mitsubishi UFJ Financial Group, Inc.	1,012,700	5,369	Start Today Co., Ltd.	68,500	1,433
Mitsui High-Tec, Inc.	8,500	54	Sumitomo Corp.	1,013,000	13,149
Mochida Pharmaceutical Co., Ltd.	27,200	1,916	Sumitomo Mitsui Financial Group, Inc.	434,600	17,144
Morinaga Milk Industry Co., Ltd.	485,000	1,807	Suzuken Co., Ltd.	30,500	1,098
MS&AD Insurance Group Holdings	124,500	2,789	Systena Corp.	57,000	395
Nachi-Fujikoshi Corp.	41,000	253	Taihei Dengyo Kaisha, Ltd.	83,000	545
Nagoya Railroad Co., Ltd.	68,000	215	Takeda Pharmaceutical Co., Ltd.	89,800	4,030
Namco Bandai Holdings, Inc.	57,200	1,233	Takuma Co., Ltd.	196,000	1,584
Namura Shipbuilding Co., Ltd.	15,900	119	Tama Home Co., Ltd.(Ñ)	34,400	249
NEC Networks & System Integration			Terumo Corp.	281,300	5,583
Corp.	14,400	305	T-Gaia Corp.	76,100	670
Nichiha Corp.	113,400	1,304	Toho Co., Ltd.	50,000	963

See accompanying notes which are an integral part of the financial statements.
124 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Tokai Tokyo Financial Holdings, Inc.	511,409	3,432	Koninklijke Ahold NV(Æ)	327,336	6,315
Tokushu Tokai Paper Co. Ltd.(Æ)	16,000	35	Koninklijke KPN NV(Æ)	615,200	2,187
Tokyo Gas Co., Ltd.	240,000	1,256	Koninklijke Philips NV	543,427	17,397
Tokyo Tatemono Co., Ltd.	212,646	1,693	LyondellBasell Industries NV Class A	55,698	5,152
TonenGeneral Sekiyu KK	5,000	47	Nutreco NV	46,089	2,140
Toppan Forms Co., Ltd.	82,400	758	NXP Semiconductor NV(Æ)	82,194	4,900
Tosoh Corp.	256,000	977	Randstad Holding NV(Æ)	207,360	12,055
Toyo Suisan Kaisha, Ltd.	29,000	928	Reed Elsevier NV(Æ)(Ñ)	539,654	11,009
Toyo Tire & Rubber Co., Ltd.	268,000	1,995	Sensata Technologies Holding NV(Æ)	123,003	5,224
Toyota Motor Corp.	53,800	2,903	STMicroelectronics NV	1,269,151	12,142
Tsubakimoto Chain Co.	14,000	100	Unilever NV	273,745	11,730
TV Tokyo Holdings Corp.	100,600	1,603	Wereldhave NV(Æ)(ö)	16,270	1,367
USS Co., Ltd.	56,600	824	Wolters Kluwer NV(Ñ)	29,569	823
Warabeya Nichiyo Co., Ltd.	75,800	1,413			226,812
Yahoo! Japan Corp.	22,400	97
YAMABIKO Corp.(Æ)	19,800	737	New Zealand - 0.0%
Yamaguchi Financial Group, Inc.	8,000	74
Yamato Holdings Co., Ltd.	77,000	1,583	Air New Zealand, Ltd.	1,079,642	1,955
Yellow Hat, Ltd.	16,300	312
Yokogawa Electric Corp.	95,000	1,296	Norway - 0.9%
Yutaka Giken Co., Ltd.	4,000	88	Austevoll Seafood ASA	186,435	1,204
Zenkoku Hosho Co., Ltd.	149,486	3,344	Bonheur ASA	9,630	187
		494,654	DNB ASA(Ñ)	1,070,811	18,933
			Marine Harvest ASA	327,737	4,014
Jersey - 1.2%			Orkla ASA	1,226,910	10,132
			Statoil ASA Class N(Ñ)	85,291	2,589
Delphi Automotive PLC	82,546	5,517	TE Connectivity, Ltd.	166,610	3,910
Genel Energy PLC(Æ)	370,264	6,058	Veidekke ASA(Æ)	12,964	139
Kentz Corp., Ltd.	42,800	522
WPP PLC	1,822,069	39,193			41,108

		51,290	Philippines - 0.1%

Kenya - 0.1%			Robinsons Retail Holdings, Inc.(Æ)	1,780,064	2,675

Safaricom, Ltd.	23,176,200	3,489	Portugal - 0.0%

Liechtenstein - 0.0%			CTT Correios de Portugal, SA(Æ)	112,600	1,238
			Sonaecom SGPS SA(Æ)	46,900	150
Verwaltungs- und Privat-Bank AG(Æ)	6,665	664
					1,388

Luxembourg - 0.3%			Russia - 0.3%
ArcelorMittal	504,675	8,196
Eurofins Scientific SE	18,421	5,111	Gazprom OAO - ADR(Æ)	1,698,337	12,249
Tenaris SA	51,396	1,151	Sberbank of Russia - ADR(Æ)	325,052	2,728
		14,458			14,977

Malaysia - 0.1%			Singapore - 1.8%
Astro Malaysia Holdings BHD	4,072,962	4,153	Ascendas Real Estate Investment
			Trust(Æ)(ö)	194,000	354
			CapitaMall Trust Class A(Æ)(ö)	207,000	329
Mexico - 0.1%			ComfortDelGro Corp., Ltd.	1,024,000	1,732
Fibra Uno Administracion SA de CV(ö)	1,564,477	5,111	CSE Global, Ltd.	3,163,000	1,501
			DBS Group Holdings, Ltd.	1,085,796	14,671
Netherlands - 5.2%			Global Logistic Properties, Ltd.	3,608,853	8,204
Aegon NV	3,085,632	27,975	Indofood Agri Resources, Ltd.	535,000	454
Airbus Group NV	49,948	3,429	Jardine Cycle & Carriage, Ltd.	547,000	20,467
Akzo Nobel NV	264,995	20,400	Keppel Corp., Ltd. - ADR	345,000	2,898
BinckBank NV	53,690	607	Keppel REIT Management, Ltd.(ö)	18,320	18
Delta Lloyd NV	778,431	20,471	Oversea-Chinese Banking Corp., Ltd.	143,000	1,101
Heineken NV(Ñ)	191,963	13,316	SATS, Ltd.	193,000	488
ING Groep NV(Æ)	3,392,586	48,173	Sembcorp Industries, Ltd.(Æ)	47,000	201

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 125

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Singapore Exchange, Ltd.	80,000	442	Svenska Handelsbanken AB Class A	25,463	1,278
Singapore Technologies Engineering,			Swedish Match AB	33,709	1,156
Ltd.	81,000	247	Telefonaktiebolaget LM Ericsson Class B	249,035	3,007
Singapore Telecommunications, Ltd.	963,554	2,943	TeliaSonera AB	207,050	1,502
StarHub, Ltd.	177,000	586			55,687
United Overseas Bank, Ltd.	969,857	16,833
UOL Group, Ltd.(Æ)	22,000	113	Switzerland - 9.4%
Wilmar International, Ltd.	677,000	1,836
Wing Tai Holdings, Ltd.	814,000	1,299	ABB, Ltd.(Æ)	671,171	16,122
Yanlord Land Group, Ltd.	103,000	95	ABB, Ltd. - ADR(Æ)(Ñ)	189,400	4,530
			ACE, Ltd.	65,750	6,728
		76,812	Actelion, Ltd.(Æ)	82,432	8,097
			Aryzta AG(Æ)	35,444	3,272
South Africa - 0.3%			Autoneum Holding AG	8,416	1,780
Bidvest Group, Ltd.(Æ)	234,445	6,429	Baloise Holding AG	18,606	2,262
Discovery Holdings, Ltd.	819,858	7,107	Banque Cantonale Vaudoise(Æ)	1,672	992
		13,536	Bucher Industries AG	2,771	900
			Cie Financiere Richemont SA	73,741	7,482
South Korea - 0.8%			Credit Suisse Group AG(Æ)	913,123	28,957
			Forbo Holding AG(Æ)	1,815	1,878
Hana Financial Group, Inc.	174,545	6,140	Galenica AG	4,327	4,400
Hankook Tire Co., Ltd.	164,600	9,510	GAM Holding AG(Æ)	192,721	3,504
Samsung Electronics Co., Ltd.	5,306	6,896	Geberit AG	26,875	8,956
Shinhan Financial Group Co., Ltd.	296,730	12,923	Georg Fischer AG(Æ)	2,721	2,155
		35,469	Givaudan SA(Æ)	3,060	4,822
			Helvetia Holding AG(Æ)	13,477	6,699
Spain - 1.5%			Julius Baer Group, Ltd.(Æ)	207,378	9,696
Amadeus IT Holding SA Class A	393,722	16,362	Kardex AG(Æ)	11,140	570
Banco Santander SA - ADR	2,150,558	21,383	Kudelski SA	11,930	205
Cie Automotive SA(Æ)	100,305	1,273	Kuehne & Nagel International AG	31,498	4,302
Corp. Financiera Alba SA	20,242	1,248	Lonza Group AG(Æ)	125,456	13,107
Distribuidora Internacional de			Metall Zug AG	432	1,303
Alimentacion SA	7,301	65	Nestle SA	630,332	48,666
Ebro Foods SA	131,195	3,022	Novartis AG	731,204	63,392
Enagas SA	123,030	3,789	OC Oerlikon Corp. AG(Æ)	68,740	1,093
Ence Energia y Celulosa S.A(Æ)	126,773	373	Partners Group Holding AG	29,519	8,077
Endesa SA - ADR	188,654	7,149	PSP Swiss Property AG(Æ)	4,143	398
Indra Sistemas SA	303,680	5,692	Roche Holding AG	237,821	69,717
Liberbank SA(Æ)(Ñ)	1,180,921	1,473	Siegfried Holding AG(Æ)	9,636	1,804
Mapfre SA	800,648	3,371	Sika AG	1,775	7,178
Papeles Y Cartones De Europa C	58,315	323	Sonova Holding AG(Æ)	42,429	6,123
Prosegur Cia de Seguridad SA	77,165	517	Sulzer AG	7,449	1,146
		66,040	Swiss Life Holding AG(Æ)	49,000	12,037
			Swiss Prime Site AG Class A(Æ)	5,544	466

Sweden - 1.3%			Swiss Re AG(Æ)	47,235	4,125
			UBS AG(Æ)	1,222,307	25,554
Assa Abloy AB Class B	66,715	3,532	Vaudoise Assurances Holding SA Class
B&B Tools AB Class B	16,133	296	B	2,273	1,038
East Capital Explorer AB(Æ)(Ñ)	26,083	211	Zurich Insurance Group AG(Æ)	57,215	16,389
Fastighets AB Balder Class B(Æ)	8,300	106			409,922
Hennes & Mauritz AB Class B(Æ)(Ñ)	291,839	11,885
JM AB(Æ)	4,740	160
Kungsleden AB(Æ)(Ñ)	82,597	673	Taiwan - 1.0%
L E Lundbergforetagen AB	37,130	1,733	Hon Hai Precision Industry Co., Ltd.	7,208,338	20,671
Meda AB Class A	115,589	2,069	Taiwan Semiconductor Manufacturing
New Wave Group AB Class B	48,522	328	Co., Ltd. - ADR	605,609	12,173
Nordea Bank AB	397,451	5,743	Teco Electric and Machinery Co., Ltd.	8,150,600	8,853
Nordnet AB	35,511	175			41,697
Sandvik AB	1,102,100	15,551
Securitas AB Class B	206,369	2,490
Svenska Cellulosa AB SCA Class B	135,419	3,792

See accompanying notes which are an integral part of the financial statements.
126 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Thailand - 0.0%			Intermediate Capital Group PLC	224,200	1,679
Kasikornbank PCL Class R	276,300	1,678	Interserve PLC	11,500	128
			J Sainsbury PLC	200,587	1,137

United Kingdom - 18.2%			Jazztel PLC(Æ)	377,952	5,799
			Johnson Matthey PLC	187,393	10,356
Aberdeen Asset Management PLC	230,770	1,702	Jupiter Fund Management PLC	731,386	4,794
African Barrick Gold PLC(Æ)	18,972	80	Kazakhmys PLC(Æ)	25,100	101
AMEC PLC - GDR	306,475	6,391	Keller Group PLC	83,400	1,404
ARM Holdings PLC	441,452	6,645	Kingfisher PLC	578,385	4,083
Ashtead Group PLC	379,081	5,597	Land Securities Group PLC(ö)	40,123	719
Associated British Foods PLC	92,782	4,654	Lookers PLC	689,541	1,624
AstraZeneca PLC - ADR(Æ)	149,116	11,742	Marks & Spencer Group PLC	639,383	4,762
Aviva PLC	1,462,727	12,978	Millennium & Copthorne Hotels PLC	18,000	169
Babcock International Group PLC	467,511	9,425	Mitchells & Butlers PLC(Æ)	65,200	485
BAE Systems PLC	957,107	6,464	National Grid PLC	1,366,265	19,389
Barclays PLC	6,318,428	26,905	Next PLC	40,264	4,432
Barratt Developments PLC	529,829	3,305	Pace PLC	315,589	1,943
Bellway PLC	6,040	147	Pearson PLC	74,675	1,398
Berendsen PLC	121,854	2,129	Pendragon PLC	327,500	171
Berkeley Group Holdings PLC	324,634	12,574	Petropavlovsk PLC(Æ)	169,069	194
BG Group PLC	1,023,071	20,694	Pets at Home Group PLC(Æ)	879,081	3,306
BHP Billiton PLC	215,229	6,973	Provident Financial PLC	12,333	414
Booker Group PLC	517,547	1,285	Prudential PLC	389,283	8,929
BP PLC	6,344,503	53,475	QinetiQ Group PLC	314,700	1,120
BP PLC - ADR	41,200	2,086	Reckitt Benckiser Group PLC	167,297	13,488
British American Tobacco PLC	33,574	1,937	Rio Tinto PLC(Æ)	223,433	12,164
British Land Co. PLC(ö)	165,134	1,925	Rolls-Royce Holdings PLC(Æ)	152,233	2,699
British Sky Broadcasting Group PLC	233,115	3,464	Royal Bank of Scotland Group PLC(Æ)	1,668,792	8,419
BT Group PLC	1,130,687	7,035	Royal Dutch Shell PLC Class A	1,725,513	68,334
Capita PLC	476,936	8,737	Royal Dutch Shell PLC Class B	214,111	9,110
Carillion PLC	1,225,765	7,653	RPC Group PLC	188,811	1,913
Carnival PLC	26,273	1,050	RSA Insurance Group PLC(Æ)	712,856	1,181
Centrica PLC	743,220	4,141	SABMiller PLC - ADR	55,967	3,043
Close Brothers Group PLC	96,540	2,275	Schroders PLC	41,094	1,773
Compass Group PLC	2,076,337	33,024	Shire PLC - ADR(Æ)	134,833	7,690
Computacenter PLC	84,452	928	Smith & Nephew PLC	882,241	13,697
Countrywide PLC	639,578	6,387	Smiths Group PLC	384,441	8,665
Dairy Crest Group PLC	1,275,920	9,951	Soco International PLC	296,691	2,165
Dart Group PLC	394,202	1,960	Spirax-Sarco Engineering PLC	7,753	379
Derwent London PLC(ö)	10,844	498	St. James's Place PLC	825,510	10,732
Diageo PLC	332,555	10,205	Stagecoach Group PLC	70,135	439
Drax Group PLC	52,078	582	Standard Chartered PLC	624,252	13,507
easyJet PLC	285,905	7,902	SVG Capital PLC(Æ)	273,605	1,963
EnQuest PLC(Æ)	292,763	679	Tesco PLC	520,792	2,576
Enterprise Inns PLC(Æ)	253,300	584	Travis Perkins PLC	634,305	18,260
Galiform PLC	587,232	3,224	Trinity Mirror PLC(Æ)	595,075	1,738
GlaxoSmithKline PLC - ADR	1,316,197	36,267	Tullow Oil PLC	647,977	9,628
Go-Ahead Group PLC	5,200	173	Unilever PLC	112,461	5,020
Guinness Peat Group PLC(Æ)	3,005,179	1,762	Vodafone Group PLC(Æ)	9,134,528	34,539
Halfords Group PLC	64,650	483	WH Smith PLC	110,175	2,035
Halma PLC	592,921	5,621	Whitbread PLC	16,894	1,164
Hays PLC	1,187,504	3,022	William Hill PLC	944,601	5,657
Hikma Pharmaceuticals PLC	66,440	1,741	WM Morrison Supermarkets PLC	312,269	1,059
Home Retail Group PLC	328,693	1,132	Xchanging PLC	506,866	1,359
HSBC Holdings PLC	3,987,571	40,672			796,026
IMI PLC	284,273	7,199
Imperial Tobacco Group PLC	848,133	36,616
Inchcape PLC	46,950	508	United States - 1.2%
InterContinental Hotels Group PLC			AdStar, Inc.(Æ)	70,755	5,106
- ADR	249,659	8,506	BML, Inc.(Æ)	6,100	233

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 127

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ETRACS CMCI Long Platinum Total			Total Warrants & Rights
Return ETN	138,933	849	(cost $13,132)		21,527
Gatefield Corp.(Æ)	22,860	712
Joy Global, Inc.(Ñ)	130,600	7,886	Short-Term Investments - 5.5%
Meridian Energy, Ltd.(Æ)	1,964,505	2,084	United States - 5.5%
MFS Intermediate Income Trust	161,700	1,746	Russell U.S. Cash Management Fund	240,741,946 (∞)	240,742
NCR Corp.(Æ)	98,510	3,005
News Corp. Class A(Æ)	654,900	11,146	Total Short-Term Investments
News Corp.(Æ)	117,402	1,942	(cost $240,742)		240,742
Philip Morris International, Inc.	108,300	9,252	Other Securities - 4.8%
Yum! Brands, Inc.	122,304	9,416	Russell U.S. Cash Collateral Fund(×)	210,566,484 (∞)	210,566
		53,377	Total Other Securities
			(cost $210,566)		210,566
Total Common Stocks
(cost $3,433,446)		4,035,767	Total Investments 103.1%
			(identified cost $3,911,173)		4,518,895
Preferred Stocks - 0.2%
Brazil - 0.1%			Other Assets and Liabilities,
Usinas Siderurgicas de Minas Gerais			Net - (3.1%)		(134,589)
SA(Æ)	1,177,600	4,605	Net Assets - 100.0%		4,384,306
Germany - 0.1%
Henkel AG & Co. KGaA	49,615	5,525
Hornbach Holding AG(Æ)	1,420	128
		5,653

United Kingdom - 0.0%
Rolls Royce Holdings PLC(Æ)	20,399,222	35

Total Preferred Stocks
(cost $13,287)		10,293
Warrants & Rights - 0.5%
Hong Kong - 0.0%
Sun Hung Kai Properties(Æ)
2016 Warrants	5	—

Portugal - 0.0%
Mota-Engil Africa SGPA SA(Æ)
2014 Rights	167,880	—

Sweden - 0.0%
East Capital Explorer AB(Æ)
2014 Rights	40,143	9

United Kingdom - 0.5%
Babcock International Group PLC(Æ)
2014 Rights	127,210	859
DS Smith PLC Class F(Æ)
2014 Rights	3,800,047	20,211
		21,070

United States - 0.0%
Banco Santander S.A.(Æ)(Ñ)
2014 Rights	2,150,558	448

See accompanying notes which are an integral part of the financial statements.

128 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per		Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit		(000)	(000)
Securities	Date	or Shares		$		$	$
0.0%
Chaoda Modern Agriculture Holdings, Ltd.	10/18/10	HKD	12,120,000		0.55	6,664	703
							703
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional		Expiration		(Depreciation)
		Contracts	Amount		Date		$

Long Positions
Amsterdam Index Futures		103	EUR	8,171	05/14		170
CAC 40 Index Futures		768	EUR	34,111	05/14		1,387
DAX Index Futures		130	EUR	31,255	06/14		1,321
EURO STOXX 50 Index Futures		1,042	EUR	32,771	06/14		2,108
FTSE 100 Index Futures		496	GBP	33,453	06/14		1,783
Hang Seng Index Futures		271	HKD	295,891	05/14		(333)
MSCI Singapore Index Futures		13	SGD	958	05/14		5
NIKKEI 225 Index Futures		1,236	JPY	8,831,220	06/14		(3,683)
S&P TSX 60 Index Futures		142	CAD	23,745	06/14		548
SPI 200 Index Futures		121	AUD	16,544	06/14		305
TOPIX Index Futures		487	JPY	5,627,285	06/14		(2,301)
Short Positions
FTSE/MIB Index Futures		19	EUR	2,041	06/14		(18)
IBEX 35 Index Futures		9	EUR	936	05/14		(55)
MSCI Emerging Markets Mini Index Futures		1,767	USD	87,864	06/14		(5,294)
OMX 30 Index Futures		423	SEK	57,507	05/14		(259)
SPI 200 Index Futures		66	AUD	9,024	06/14		(172)
Swiss Market Index Futures		337	CHF	28,403	06/14		(1,083)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(5,571)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount		Amount				(Depreciation)
Counterparty	Sold		Bought		Settlement Date		$
Bank of New York	USD	1,543	AUD	1,700	06/18/14		32
Bank of New York	USD	3,298	AUD	3,704	06/18/14		133
Bank of New York	USD	2,150	CAD	2,400	06/18/14		37
Bank of New York	USD	4,341	CAD	4,844	06/18/14		74
Bank of New York	USD	8,169	CAD	9,115	06/18/14		139
Bank of New York	USD	56	EUR	40	05/02/14		—
Bank of New York	USD	76	EUR	55	05/02/14		—
Bank of New York	USD	430	EUR	310	05/02/14		1
Bank of New York	USD	9,752	EUR	7,000	06/18/14		(42)
Bank of New York	USD	23,197	EUR	16,704	06/18/14		(25)
Bank of New York	USD	3,647	GBP	2,200	06/18/14		66
Bank of New York	USD	8,848	GBP	5,329	06/18/14		146
Bank of New York	USD	9,580	JPY	983,585	06/18/14		43
Bank of New York	USD	1,741	SEK	11,377	05/02/14		9
Bank of New York	CAD	45,577	USD	41,730	06/18/14		194
Bank of New York	EUR	8	USD	11	05/02/14		—

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 129

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Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Barclays	AUD	13	USD	12	05/01/14	—
Brown Brothers Harriman	USD	698	CHF	614	05/06/14	—
Brown Brothers Harriman	USD	569	DKK	3,064	05/05/14	—
Brown Brothers Harriman	USD	500	EUR	360	05/05/14	—
Brown Brothers Harriman	USD	2,128	EUR	1,534	05/05/14	1
Brown Brothers Harriman	USD	418	EUR	301	05/06/14	—
Brown Brothers Harriman	USD	382	GBP	226	05/06/14	—
Brown Brothers Harriman	EUR	1,842	USD	2,555	05/06/14	(1)
Brown Brothers Harriman	JPY	72,726	USD	712	05/07/14	1
Citigroup	USD	1,515	EUR	1,096	05/02/14	6
Citigroup	EUR	3,259	USD	4,503	05/02/14	(18)
Commonwealth Bank of Australia	USD	3,344	CAD	3,666	05/01/14	1
Commonwealth Bank of Australia	EUR	1,504	USD	2,079	05/02/14	(8)
Credit Suisse	USD	267	AUD	286	06/18/14	(2)
Credit Suisse	USD	359	AUD	390	06/18/14	2
Credit Suisse	USD	907	AUD	977	06/18/14	(3)
Credit Suisse	USD	3,295	AUD	3,704	06/18/14	136
Credit Suisse	USD	5,622	AUD	6,180	06/18/14	101
Credit Suisse	USD	11,234	AUD	12,214	06/18/14	76
Credit Suisse	USD	1,165	CAD	1,291	06/18/14	11
Credit Suisse	USD	1,532	CAD	1,706	06/18/14	23
Credit Suisse	USD	2,127	CAD	2,362	06/18/14	26
Credit Suisse	USD	2,179	CAD	2,406	06/18/14	13
Credit Suisse	USD	2,388	CAD	2,616	06/18/14	(5)
Credit Suisse	USD	4,337	CAD	4,844	06/18/14	77
Credit Suisse	USD	8,162	CAD	9,115	06/18/14	145
Credit Suisse	USD	681	CHF	604	06/18/14	5
Credit Suisse	USD	2,558	CHF	2,258	06/18/14	8
Credit Suisse	USD	7,610	CHF	6,651	06/18/14	(50)
Credit Suisse	USD	29	DKK	156	06/18/14	—
Credit Suisse	USD	73	DKK	395	06/18/14	—
Credit Suisse	USD	85	DKK	458	06/18/14	—
Credit Suisse	USD	140	DKK	758	06/18/14	1
Credit Suisse	USD	176	DKK	956	06/18/14	1
Credit Suisse	USD	442	EUR	321	06/18/14	2
Credit Suisse	USD	713	EUR	515	06/18/14	1
Credit Suisse	USD	773	EUR	562	06/18/14	6
Credit Suisse	USD	5,377	EUR	3,896	06/18/14	28
Credit Suisse	USD	5,718	EUR	4,112	06/18/14	(15)
Credit Suisse	USD	7,191	EUR	5,188	06/18/14	5
Credit Suisse	USD	7,926	EUR	5,774	06/18/14	84
Credit Suisse	USD	7,948	EUR	5,769	06/18/14	55
Credit Suisse	USD	9,588	EUR	6,935	06/18/14	32
Credit Suisse	USD	23,194	EUR	16,704	06/18/14	(22)
Credit Suisse	USD	107	GBP	64	06/18/14	1
Credit Suisse	USD	499	GBP	297	06/18/14	2
Credit Suisse	USD	552	GBP	332	06/18/14	7
Credit Suisse	USD	1,069	GBP	636	06/18/14	5
Credit Suisse	USD	2,443	GBP	1,463	06/18/14	26
Credit Suisse	USD	8,846	GBP	5,329	06/18/14	148
Credit Suisse	USD	82	HKD	635	06/18/14	—
Credit Suisse	USD	21	ILS	74	06/18/14	—
Credit Suisse	USD	31	ILS	109	06/18/14	—
Credit Suisse	USD	77	ILS	269	06/18/14	—
Credit Suisse	USD	97	ILS	340	06/18/14	1
Credit Suisse	USD	268	ILS	932	06/18/14	1
Credit Suisse	USD	948	ILS	3,296	06/18/14	4
Credit Suisse	USD	1,248	ILS	4,339	06/18/14	5
See accompanying notes which are an integral part of the financial statements.
130 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Credit Suisse	USD	1,803	JPY	185,361	06/18/14	11
Credit Suisse	USD	2,167	JPY	221,382	06/18/14	(1)
Credit Suisse	USD	2,677	JPY	272,792	06/18/14	(8)
Credit Suisse	USD	3,580	JPY	369,586	06/18/14	36
Credit Suisse	USD	3,743	JPY	383,470	06/18/14	9
Credit Suisse	USD	3,988	JPY	410,269	06/18/14	26
Credit Suisse	USD	7,025	JPY	712,552	06/18/14	(54)
Credit Suisse	USD	9,588	JPY	983,585	06/18/14	35
Credit Suisse	USD	1,252	NOK	7,499	06/18/14	8
Credit Suisse	USD	1,868	NOK	11,192	06/18/14	12
Credit Suisse	USD	10,332	NOK	61,871	06/18/14	58
Credit Suisse	USD	1,008	NZD	1,172	06/18/14	(1)
Credit Suisse	USD	1,264	NZD	1,483	06/18/14	10
Credit Suisse	USD	1,377	NZD	1,620	06/18/14	15
Credit Suisse	USD	1,491	NZD	1,775	06/18/14	34
Credit Suisse	USD	2,914	NZD	3,501	06/18/14	93
Credit Suisse	USD	3,069	NZD	3,647	06/18/14	64
Credit Suisse	USD	4,604	NZD	5,513	06/18/14	131
Credit Suisse	USD	4,688	NZD	5,572	06/18/14	98
Credit Suisse	USD	5,457	NZD	6,381	06/18/14	23
Credit Suisse	USD	6,138	NZD	7,372	06/18/14	194
Credit Suisse	USD	8,196	NZD	9,759	06/18/14	186
Credit Suisse	USD	11,615	NZD	13,660	06/18/14	118
Credit Suisse	USD	3,502	SEK	22,288	06/18/14	(77)
Credit Suisse	USD	13	SGD	16	06/18/14	—
Credit Suisse	USD	14	SGD	17	06/18/14	—
Credit Suisse	USD	25	SGD	31	06/18/14	—
Credit Suisse	USD	43	SGD	55	06/18/14	—
Credit Suisse	USD	46	SGD	58	06/18/14	1
Credit Suisse	USD	49	SGD	62	06/18/14	—
Credit Suisse	USD	65	SGD	83	06/18/14	1
Credit Suisse	USD	98	SGD	124	06/18/14	1
Credit Suisse	USD	165	SGD	209	06/18/14	2
Credit Suisse	AUD	90	USD	83	06/18/14	—
Credit Suisse	AUD	789	USD	701	06/18/14	(29)
Credit Suisse	AUD	2,405	USD	2,243	06/18/14	15
Credit Suisse	AUD	8,994	USD	8,061	06/18/14	(267)
Credit Suisse	CAD	359	USD	323	06/18/14	(4)
Credit Suisse	CAD	456	USD	415	06/18/14	(1)
Credit Suisse	CAD	460	USD	415	06/18/14	(5)
Credit Suisse	CAD	460	USD	415	06/18/14	(5)
Credit Suisse	CAD	846	USD	771	06/18/14	—
Credit Suisse	CAD	912	USD	822	06/18/14	(9)
Credit Suisse	CHF	626	USD	707	06/18/14	(4)
Credit Suisse	CHF	2,049	USD	2,336	06/18/14	7
Credit Suisse	CHF	2,942	USD	3,370	06/18/14	26
Credit Suisse	CHF	8,211	USD	9,309	06/18/14	(24)
Credit Suisse	DKK	35	USD	6	06/18/14	—
Credit Suisse	DKK	282	USD	52	06/18/14	—
Credit Suisse	DKK	327	USD	60	06/18/14	—
Credit Suisse	DKK	405	USD	75	06/18/14	(1)
Credit Suisse	DKK	5,615	USD	1,041	06/18/14	(2)
Credit Suisse	DKK	6,755	USD	1,263	06/18/14	7
Credit Suisse	EUR	96	USD	132	06/18/14	(1)
Credit Suisse	EUR	363	USD	499	06/18/14	(4)
Credit Suisse	EUR	5,521	USD	7,615	06/18/14	(43)
Credit Suisse	GBP	190	USD	314	06/18/14	(5)

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 131

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Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Credit Suisse	GBP	619	USD	1,028	06/18/14	(17)
Credit Suisse	GBP	2,746	USD	4,584	06/18/14	(51)
Credit Suisse	GBP	2,746	USD	4,585	06/18/14	(49)
Credit Suisse	GBP	2,746	USD	4,582	06/18/14	(53)
Credit Suisse	GBP	2,746	USD	4,592	06/18/14	(43)
Credit Suisse	GBP	3,054	USD	5,034	06/18/14	(121)
Credit Suisse	GBP	3,257	USD	5,432	06/18/14	(64)
Credit Suisse	GBP	4,119	USD	6,851	06/18/14	(100)
Credit Suisse	GBP	5,095	USD	8,565	06/18/14	(33)
Credit Suisse	GBP	6,157	USD	10,216	06/18/14	(175)
Credit Suisse	ILS	27	USD	8	06/18/14	—
Credit Suisse	ILS	40	USD	11	06/18/14	—
Credit Suisse	ILS	97	USD	28	06/18/14	—
Credit Suisse	ILS	101	USD	29	06/18/14	—
Credit Suisse	ILS	502	USD	145	06/18/14	—
Credit Suisse	JPY	92,122	USD	905	06/18/14	4
Credit Suisse	JPY	145,178	USD	1,417	06/18/14	(3)
Credit Suisse	JPY	283,555	USD	2,763	06/18/14	(11)
Credit Suisse	JPY	526,415	USD	5,088	06/18/14	(62)
Credit Suisse	JPY	551,550	USD	5,378	06/18/14	(19)
Credit Suisse	JPY	767,647	USD	7,481	06/18/14	(30)
Credit Suisse	JPY	1,123,685	USD	10,941	06/18/14	(53)
Credit Suisse	NOK	5,190	USD	865	06/18/14	(7)
Credit Suisse	NOK	5,861	USD	969	06/18/14	(16)
Credit Suisse	NOK	6,907	USD	1,141	06/18/14	(19)
Credit Suisse	NOK	11,462	USD	1,911	06/18/14	(14)
Credit Suisse	NOK	20,535	USD	3,423	06/18/14	(26)
Credit Suisse	NOK	22,822	USD	3,812	06/18/14	(21)
Credit Suisse	NZD	649	USD	552	06/18/14	(6)
Credit Suisse	SEK	125	USD	19	06/18/14	—
Credit Suisse	SEK	426	USD	66	06/18/14	1
Credit Suisse	SEK	755	USD	118	06/18/14	2
Credit Suisse	SEK	1,687	USD	265	06/18/14	6
Credit Suisse	SEK	2,837	USD	434	06/18/14	(2)
Credit Suisse	SEK	3,617	USD	565	06/18/14	9
Credit Suisse	SEK	4,582	USD	710	06/18/14	6
Credit Suisse	SEK	5,461	USD	851	06/18/14	12
Credit Suisse	SEK	5,706	USD	890	06/18/14	13
Credit Suisse	SEK	7,234	USD	1,130	06/18/14	18
Credit Suisse	SEK	7,590	USD	1,164	06/18/14	(2)
Credit Suisse	SEK	8,633	USD	1,311	06/18/14	(15)
Credit Suisse	SEK	9,149	USD	1,419	06/18/14	13
Credit Suisse	SEK	10,995	USD	1,702	06/18/14	12
Credit Suisse	SEK	16,753	USD	2,539	06/18/14	(35)
Credit Suisse	SGD	24	USD	19	06/18/14	—
Credit Suisse	SGD	30	USD	24	06/18/14	—
Credit Suisse	SGD	41	USD	33	06/18/14	—
Credit Suisse	SGD	145	USD	114	06/18/14	(1)
HSBC	USD	3,296	AUD	3,704	06/18/14	135
HSBC	USD	4,342	CAD	4,844	06/18/14	73
HSBC	USD	8,170	CAD	9,115	06/18/14	137
HSBC	USD	23,196	EUR	16,704	06/18/14	(24)
HSBC	USD	8,847	GBP	5,329	06/18/14	147
HSBC	USD	9,580	JPY	983,585	06/18/14	43
Northern Trust	USD	69	EUR	50	05/05/14	—
Northern Trust	SEK	6,365	USD	974	05/05/14	(5)
Royal Bank of Canada	USD	3,297	AUD	3,704	06/18/14	133

See accompanying notes which are an integral part of the financial statements.
132 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Canada	USD	4,341	CAD	4,844	06/18/14	73
Royal Bank of Canada	USD	8,170	CAD	9,115	06/18/14	137
Royal Bank of Canada	USD	23,202	EUR	16,704	06/18/14	(30)
Royal Bank of Canada	USD	8,849	GBP	5,329	06/18/14	146
Royal Bank of Canada	USD	4,348	HKD	33,737	06/18/14	4
Royal Bank of Canada	USD	9,587	JPY	983,585	06/18/14	37
Royal Bank of Scotland	USD	267	AUD	286	06/18/14	(2)
Royal Bank of Scotland	USD	359	AUD	390	06/18/14	2
Royal Bank of Scotland	USD	734	AUD	816	06/18/14	22
Royal Bank of Scotland	USD	907	AUD	977	06/18/14	(3)
Royal Bank of Scotland	USD	5,622	AUD	6,180	06/18/14	101
Royal Bank of Scotland	USD	11,234	AUD	12,214	06/18/14	76
Royal Bank of Scotland	USD	739	CAD	833	06/18/14	20
Royal Bank of Scotland	USD	1,165	CAD	1,291	06/18/14	11
Royal Bank of Scotland	USD	1,532	CAD	1,706	06/18/14	23
Royal Bank of Scotland	USD	2,127	CAD	2,362	06/18/14	26
Royal Bank of Scotland	USD	2,179	CAD	2,406	06/18/14	13
Royal Bank of Scotland	USD	2,388	CAD	2,616	06/18/14	(5)
Royal Bank of Scotland	USD	681	CHF	604	06/18/14	5
Royal Bank of Scotland	USD	981	CHF	866	06/18/14	3
Royal Bank of Scotland	USD	2,558	CHF	2,258	06/18/14	8
Royal Bank of Scotland	USD	7,610	CHF	6,651	06/18/14	(50)
Royal Bank of Scotland	USD	29	DKK	156	06/18/14	—
Royal Bank of Scotland	USD	73	DKK	395	06/18/14	—
Royal Bank of Scotland	USD	85	DKK	458	06/18/14	—
Royal Bank of Scotland	USD	140	DKK	758	06/18/14	1
Royal Bank of Scotland	USD	176	DKK	956	06/18/14	1
Royal Bank of Scotland	USD	442	EUR	321	06/18/14	2
Royal Bank of Scotland	USD	713	EUR	515	06/18/14	1
Royal Bank of Scotland	USD	773	EUR	562	06/18/14	6
Royal Bank of Scotland	USD	1,995	EUR	1,447	06/18/14	13
Royal Bank of Scotland	USD	5,377	EUR	3,896	06/18/14	28
Royal Bank of Scotland	USD	5,718	EUR	4,112	06/18/14	(15)
Royal Bank of Scotland	USD	7,191	EUR	5,188	06/18/14	5
Royal Bank of Scotland	USD	7,926	EUR	5,774	06/18/14	84
Royal Bank of Scotland	USD	7,948	EUR	5,769	06/18/14	55
Royal Bank of Scotland	USD	9,589	EUR	6,935	06/18/14	32
Royal Bank of Scotland	USD	107	GBP	64	06/18/14	1
Royal Bank of Scotland	USD	356	GBP	211	06/18/14	—
Royal Bank of Scotland	USD	499	GBP	297	06/18/14	2
Royal Bank of Scotland	USD	552	GBP	332	06/18/14	7
Royal Bank of Scotland	USD	1,069	GBP	636	06/18/14	5
Royal Bank of Scotland	USD	1,491	GBP	904	06/18/14	35
Royal Bank of Scotland	USD	1,503	GBP	910	06/18/14	33
Royal Bank of Scotland	USD	1,503	GBP	912	06/18/14	36
Royal Bank of Scotland	USD	1,609	GBP	975	06/18/14	37
Royal Bank of Scotland	USD	2,443	GBP	1,463	06/18/14	26
Royal Bank of Scotland	USD	2	HKD	16	06/18/14	—
Royal Bank of Scotland	USD	39	HKD	304	06/18/14	—
Royal Bank of Scotland	USD	54	HKD	419	06/18/14	—
Royal Bank of Scotland	USD	82	HKD	635	06/18/14	—
Royal Bank of Scotland	USD	163	HKD	1,268	06/18/14	—
Royal Bank of Scotland	USD	729	HKD	5,653	06/18/14	—
Royal Bank of Scotland	USD	21	ILS	74	06/18/14	—
Royal Bank of Scotland	USD	31	ILS	109	06/18/14	—
Royal Bank of Scotland	USD	77	ILS	269	06/18/14	—
Royal Bank of Scotland	USD	97	ILS	340	06/18/14	1

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 133

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Scotland	USD	156	ILS	542	06/18/14	1
Royal Bank of Scotland	USD	268	ILS	932	06/18/14	1
Royal Bank of Scotland	USD	948	ILS	3,296	06/18/14	4
Royal Bank of Scotland	USD	1,248	ILS	4,339	06/18/14	5
Royal Bank of Scotland	USD	566	JPY	57,895	06/18/14	1
Royal Bank of Scotland	USD	1,803	JPY	185,361	06/18/14	11
Royal Bank of Scotland	USD	2,167	JPY	221,382	06/18/14	(1)
Royal Bank of Scotland	USD	2,677	JPY	272,792	06/18/14	(8)
Royal Bank of Scotland	USD	3,580	JPY	369,586	06/18/14	36
Royal Bank of Scotland	USD	3,743	JPY	383,470	06/18/14	9
Royal Bank of Scotland	USD	3,988	JPY	410,269	06/18/14	26
Royal Bank of Scotland	USD	7,025	JPY	712,552	06/18/14	(54)
Royal Bank of Scotland	USD	68	NOK	415	06/18/14	1
Royal Bank of Scotland	USD	1,252	NOK	7,499	06/18/14	8
Royal Bank of Scotland	USD	1,868	NOK	11,192	06/18/14	12
Royal Bank of Scotland	USD	10,332	NOK	61,871	06/18/14	58
Royal Bank of Scotland	USD	7	NZD	8	06/18/14	—
Royal Bank of Scotland	USD	1,008	NZD	1,172	06/18/14	(1)
Royal Bank of Scotland	USD	1,264	NZD	1,483	06/18/14	10
Royal Bank of Scotland	USD	1,377	NZD	1,620	06/18/14	15
Royal Bank of Scotland	USD	1,491	NZD	1,775	06/18/14	34
Royal Bank of Scotland	USD	2,914	NZD	3,501	06/18/14	93
Royal Bank of Scotland	USD	3,069	NZD	3,647	06/18/14	64
Royal Bank of Scotland	USD	4,603	NZD	5,513	06/18/14	131
Royal Bank of Scotland	USD	4,688	NZD	5,572	06/18/14	98
Royal Bank of Scotland	USD	5,457	NZD	6,381	06/18/14	23
Royal Bank of Scotland	USD	6,138	NZD	7,372	06/18/14	193
Royal Bank of Scotland	USD	8,195	NZD	9,759	06/18/14	187
Royal Bank of Scotland	USD	11,614	NZD	13,660	06/18/14	118
Royal Bank of Scotland	USD	232	SEK	1,490	06/18/14	(3)
Royal Bank of Scotland	USD	3,502	SEK	22,288	06/18/14	(77)
Royal Bank of Scotland	USD	13	SGD	16	06/18/14	—
Royal Bank of Scotland	USD	14	SGD	17	06/18/14	—
Royal Bank of Scotland	USD	25	SGD	31	06/18/14	—
Royal Bank of Scotland	USD	43	SGD	55	06/18/14	—
Royal Bank of Scotland	USD	46	SGD	58	06/18/14	1
Royal Bank of Scotland	USD	49	SGD	62	06/18/14	—
Royal Bank of Scotland	USD	65	SGD	83	06/18/14	1
Royal Bank of Scotland	USD	89	SGD	113	06/18/14	2
Royal Bank of Scotland	USD	98	SGD	124	06/18/14	1
Royal Bank of Scotland	USD	165	SGD	209	06/18/14	2
Royal Bank of Scotland	AUD	90	USD	83	06/18/14	—
Royal Bank of Scotland	AUD	789	USD	701	06/18/14	(29)
Royal Bank of Scotland	AUD	2,405	USD	2,243	06/18/14	15
Royal Bank of Scotland	AUD	8,994	USD	8,061	06/18/14	(269)
Royal Bank of Scotland	CAD	359	USD	323	06/18/14	(4)
Royal Bank of Scotland	CAD	456	USD	415	06/18/14	(1)
Royal Bank of Scotland	CAD	460	USD	415	06/18/14	(5)
Royal Bank of Scotland	CAD	460	USD	415	06/18/14	(5)
Royal Bank of Scotland	CAD	846	USD	771	06/18/14	—
Royal Bank of Scotland	CAD	912	USD	822	06/18/14	(9)
Royal Bank of Scotland	CHF	626	USD	707	06/18/14	(4)
Royal Bank of Scotland	CHF	2,049	USD	2,336	06/18/14	7
Royal Bank of Scotland	CHF	2,942	USD	3,370	06/18/14	26
Royal Bank of Scotland	CHF	8,211	USD	9,309	06/18/14	(24)
Royal Bank of Scotland	DKK	35	USD	6	06/18/14	—
Royal Bank of Scotland	DKK	213	USD	39	06/18/14	—

See accompanying notes which are an integral part of the financial statements.
134 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Scotland	DKK	282	USD	52	06/18/14	—
Royal Bank of Scotland	DKK	327	USD	60	06/18/14	—
Royal Bank of Scotland	DKK	405	USD	75	06/18/14	(1)
Royal Bank of Scotland	DKK	5,615	USD	1,041	06/18/14	(2)
Royal Bank of Scotland	DKK	6,755	USD	1,263	06/18/14	7
Royal Bank of Scotland	EUR	96	USD	132	06/18/14	(1)
Royal Bank of Scotland	EUR	363	USD	499	06/18/14	(4)
Royal Bank of Scotland	EUR	5,521	USD	7,615	06/18/14	(43)
Royal Bank of Scotland	GBP	211	USD	356	05/01/14	—
Royal Bank of Scotland	GBP	190	USD	314	06/18/14	(5)
Royal Bank of Scotland	GBP	619	USD	1,028	06/18/14	(17)
Royal Bank of Scotland	GBP	2,746	USD	4,582	06/18/14	(53)
Royal Bank of Scotland	GBP	2,746	USD	4,592	06/18/14	(43)
Royal Bank of Scotland	GBP	2,746	USD	4,585	06/18/14	(49)
Royal Bank of Scotland	GBP	2,746	USD	4,584	06/18/14	(51)
Royal Bank of Scotland	GBP	3,054	USD	5,034	06/18/14	(121)
Royal Bank of Scotland	GBP	3,257	USD	5,432	06/18/14	(64)
Royal Bank of Scotland	GBP	4,119	USD	6,851	06/18/14	(100)
Royal Bank of Scotland	GBP	5,095	USD	8,565	06/18/14	(33)
Royal Bank of Scotland	GBP	6,157	USD	10,216	06/18/14	(175)
Royal Bank of Scotland	HKD	16	USD	2	05/05/14	—
Royal Bank of Scotland	HKD	258	USD	33	06/18/14	—
Royal Bank of Scotland	HKD	344	USD	44	06/18/14	—
Royal Bank of Scotland	HKD	423	USD	55	06/18/14	—
Royal Bank of Scotland	HKD	534	USD	69	06/18/14	—
Royal Bank of Scotland	HKD	1,585	USD	204	06/18/14	—
Royal Bank of Scotland	HKD	6,985	USD	901	06/18/14	—
Royal Bank of Scotland	ILS	27	USD	8	06/18/14	—
Royal Bank of Scotland	ILS	40	USD	11	06/18/14	—
Royal Bank of Scotland	ILS	97	USD	28	06/18/14	—
Royal Bank of Scotland	ILS	101	USD	29	06/18/14	—
Royal Bank of Scotland	ILS	502	USD	145	06/18/14	—
Royal Bank of Scotland	JPY	92,122	USD	905	06/18/14	4
Royal Bank of Scotland	JPY	145,178	USD	1,417	06/18/14	(3)
Royal Bank of Scotland	JPY	283,555	USD	2,763	06/18/14	(11)
Royal Bank of Scotland	JPY	526,415	USD	5,088	06/18/14	(62)
Royal Bank of Scotland	JPY	551,550	USD	5,378	06/18/14	(19)
Royal Bank of Scotland	JPY	767,647	USD	7,481	06/18/14	(30)
Royal Bank of Scotland	JPY	1,123,685	USD	10,941	06/18/14	(53)
Royal Bank of Scotland	NOK	5,190	USD	865	06/18/14	(7)
Royal Bank of Scotland	NOK	5,861	USD	969	06/18/14	(16)
Royal Bank of Scotland	NOK	6,907	USD	1,140	06/18/14	(19)
Royal Bank of Scotland	NOK	11,462	USD	1,911	06/18/14	(14)
Royal Bank of Scotland	NOK	20,535	USD	3,423	06/18/14	(26)
Royal Bank of Scotland	NOK	22,822	USD	3,812	06/18/14	(21)
Royal Bank of Scotland	NZD	649	USD	552	06/18/14	(6)
Royal Bank of Scotland	SEK	125	USD	19	06/18/14	—
Royal Bank of Scotland	SEK	426	USD	66	06/18/14	1
Royal Bank of Scotland	SEK	755	USD	118	06/18/14	2
Royal Bank of Scotland	SEK	1,687	USD	265	06/18/14	6
Royal Bank of Scotland	SEK	2,837	USD	434	06/18/14	(2)
Royal Bank of Scotland	SEK	3,617	USD	565	06/18/14	9
Royal Bank of Scotland	SEK	4,582	USD	710	06/18/14	6
Royal Bank of Scotland	SEK	5,461	USD	851	06/18/14	12
Royal Bank of Scotland	SEK	5,706	USD	890	06/18/14	13
Royal Bank of Scotland	SEK	7,234	USD	1,130	06/18/14	18
Royal Bank of Scotland	SEK	7,590	USD	1,164	06/18/14	(2)

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 135

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Scotland	SEK	8,633	USD	1,311	06/18/14	(15)
Royal Bank of Scotland	SEK	9,149	USD	1,419	06/18/14	13
Royal Bank of Scotland	SEK	10,995	USD	1,702	06/18/14	12
Royal Bank of Scotland	SEK	16,753	USD	2,539	06/18/14	(35)
Royal Bank of Scotland	SGD	24	USD	19	06/18/14	—
Royal Bank of Scotland	SGD	30	USD	24	06/18/14	—
Royal Bank of Scotland	SGD	41	USD	33	06/18/14	—
Royal Bank of Scotland	SGD	70	USD	55	06/18/14	(1)
Royal Bank of Scotland	SGD	145	USD	114	06/18/14	(1)
Standard Chartered	USD	3,297	AUD	3,704	06/18/14	133
Standard Chartered	USD	4,341	CAD	4,844	06/18/14	73
Standard Chartered	USD	8,169	CAD	9,115	06/18/14	138
Standard Chartered	USD	23,201	EUR	16,704	06/18/14	(29)
Standard Chartered	USD	8,845	GBP	5,329	06/18/14	149
Standard Chartered	USD	4,347	HKD	33,737	06/18/14	5
Standard Chartered	USD	9,580	JPY	983,585	06/18/14	44
State Street	USD	270	AUD	300	06/18/14	8
State Street	USD	449	AUD	500	06/18/14	14
State Street	USD	461	AUD	500	06/18/14	2
State Street	USD	466	AUD	500	06/18/14	(3)
State Street	USD	542	AUD	600	06/18/14	13
State Street	USD	561	AUD	600	06/18/14	(6)
State Street	USD	746	AUD	800	06/18/14	(5)
State Street	USD	25	CAD	27	05/01/14	—
State Street	USD	116	CAD	127	05/02/14	—
State Street	USD	363	CAD	400	06/18/14	2
State Street	USD	444	CAD	500	06/18/14	12
State Street	USD	444	CAD	500	06/18/14	12
State Street	USD	453	CAD	500	06/18/14	3
State Street	USD	455	CAD	500	06/18/14	1
State Street	USD	623	CAD	700	06/18/14	15
State Street	USD	905	CAD	1,000	06/18/14	7
State Street	USD	51	CHF	45	05/02/14	—
State Street	USD	8	CHF	7	05/05/14	—
State Street	USD	657	EUR	476	05/02/14	3
State Street	USD	1,423	EUR	1,030	05/02/14	7
State Street	USD	105	EUR	76	05/05/14	—
State Street	USD	291	EUR	211	05/05/14	1
State Street	USD	859	EUR	619	05/05/14	—
State Street	USD	1,378	EUR	1,000	06/18/14	10
State Street	USD	1,380	EUR	1,000	06/18/14	7
State Street	USD	2,748	EUR	2,000	06/18/14	27
State Street	USD	2,763	EUR	2,000	06/18/14	12
State Street	USD	2,776	EUR	2,000	06/18/14	(2)
State Street	USD	3,449	EUR	2,500	06/18/14	19
State Street	USD	3,457	EUR	2,500	06/18/14	11
State Street	USD	1,692	GBP	1,005	05/06/14	5
State Street	USD	825	GBP	500	06/18/14	19
State Street	USD	991	GBP	600	06/18/14	21
State Street	USD	1,319	GBP	800	06/18/14	32
State Street	USD	1,660	GBP	1,000	06/18/14	28
State Street	USD	1,673	GBP	1,000	06/18/14	15
State Street	USD	1,679	GBP	1,000	06/18/14	9
State Street	USD	129	HKD	1,000	06/18/14	—
State Street	USD	258	HKD	2,000	06/18/14	—
State Street	USD	258	HKD	2,000	06/18/14	—
State Street	USD	258	HKD	2,000	06/18/14	—

See accompanying notes which are an integral part of the financial statements.
136 Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
State Street	USD	516	HKD	4,000	06/18/14	—
State Street	USD	773	HKD	6,000	06/18/14	1
State Street	USD	182	JPY	18,669	05/02/14	1
State Street	USD	2,174	JPY	222,366	05/07/14	1
State Street	USD	975	JPY	100,000	06/18/14	4
State Street	USD	976	JPY	100,000	06/18/14	2
State Street	USD	977	JPY	100,000	06/18/14	1
State Street	USD	979	JPY	100,000	06/18/14	(1)
State Street	USD	982	JPY	100,000	06/18/14	(3)
State Street	USD	1,273	JPY	130,000	06/18/14	(1)
State Street	USD	3,447	JPY	350,000	06/18/14	(23)
State Street	USD	40	NOK	241	05/02/14	—
State Street	USD	33	SGD	42	05/05/14	—
State Street	AUD	200	USD	184	06/18/14	(1)
State Street	AUD	400	USD	374	06/18/14	3
State Street	AUD	500	USD	460	06/18/14	(3)
State Street	AUD	600	USD	538	06/18/14	(17)
State Street	AUD	1,000	USD	924	06/18/14	(2)
State Street	AUD	1,000	USD	923	06/18/14	(3)
State Street	AUD	1,500	USD	1,406	06/18/14	17
State Street	AUD	3,000	USD	2,711	06/18/14	(67)
State Street	CAD	100	USD	91	06/18/14	(1)
State Street	CAD	200	USD	183	06/18/14	1
State Street	CAD	600	USD	543	06/18/14	(4)
State Street	CAD	1,000	USD	905	06/18/14	(7)
State Street	CAD	1,200	USD	1,079	06/18/14	(14)
State Street	CAD	1,400	USD	1,279	06/18/14	3
State Street	CAD	2,000	USD	1,824	06/18/14	1
State Street	CAD	4,000	USD	3,613	06/18/14	(33)
State Street	CHF	44	USD	50	05/02/14	—
State Street	CHF	270	USD	304	05/02/14	(2)
State Street	EUR	9	USD	12	05/02/14	—
State Street	EUR	21	USD	29	05/02/14	—
State Street	EUR	120	USD	167	05/02/14	—
State Street	EUR	246	USD	341	05/02/14	(1)
State Street	EUR	562	USD	776	05/02/14	(4)
State Street	EUR	267	USD	368	05/05/14	(2)
State Street	EUR	736	USD	1,016	05/05/14	(5)
State Street	EUR	24	USD	33	05/06/14	—
State Street	EUR	1,000	USD	1,391	06/18/14	3
State Street	EUR	1,000	USD	1,379	06/18/14	(8)
State Street	EUR	1,500	USD	2,077	06/18/14	(3)
State Street	EUR	3,000	USD	4,128	06/18/14	(33)
State Street	EUR	5,000	USD	6,942	06/18/14	6
State Street	EUR	6,000	USD	8,286	06/18/14	(38)
State Street	EUR	13,000	USD	18,100	06/18/14	66
State Street	GBP	22	USD	37	05/01/14	—
State Street	GBP	244	USD	410	05/01/14	(2)
State Street	GBP	129	USD	218	05/06/14	—
State Street	GBP	300	USD	504	06/18/14	(2)
State Street	GBP	1,000	USD	1,661	06/18/14	(26)
State Street	GBP	1,000	USD	1,662	06/18/14	(25)
State Street	GBP	1,000	USD	1,662	06/18/14	(25)
State Street	GBP	2,000	USD	3,364	06/18/14	(12)
State Street	GBP	2,000	USD	3,355	06/18/14	(21)
State Street	GBP	4,000	USD	6,653	06/18/14	(100)
State Street	HKD	6,191	USD	798	05/02/14	—

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 137

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	HKD	1,000	USD	129	06/18/14	—
State Street	HKD	1,000	USD	129	06/18/14	—
State Street	HKD	2,000	USD	258	06/18/14	—
State Street	HKD	5,000	USD	645	06/18/14	—
State Street	HKD	5,000	USD	645	06/18/14	—
State Street	HKD	10,000	USD	1,288	06/18/14	(2)
State Street	JPY	94,901	USD	929	05/01/14	1
State Street	JPY	126,292	USD	1,231	05/02/14	(4)
State Street	JPY	9,673	USD	95	05/07/14	—
State Street	JPY	67,907	USD	664	05/07/14	—
State Street	JPY	140,286	USD	1,371	05/07/14	(1)
State Street	JPY	198,016	USD	1,936	05/07/14	(1)
State Street	JPY	352,088	USD	3,442	05/07/14	(2)
State Street	JPY	30,000	USD	293	06/18/14	(1)
State Street	JPY	60,000	USD	578	06/18/14	(9)
State Street	JPY	100,000	USD	981	06/18/14	3
State Street	JPY	100,000	USD	965	06/18/14	(14)
State Street	JPY	200,000	USD	1,975	06/18/14	18
State Street	JPY	200,000	USD	1,970	06/18/14	14
State Street	JPY	300,000	USD	2,925	06/18/14	(10)
State Street	JPY	650,000	USD	6,398	06/18/14	38
State Street	THB	746	USD	23	05/02/14	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3,267

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
							% of Net
Portfolio Summary	Level 1	Level 2		Level 3		Total	Assets
Common Stocks
Australia	$ 117,083		$—		$288	$ 117,371	2.7
Austria	16,854		—		—	16,854	0.4
Belgium	20,012		—		—	20,012	0.5
Bermuda	36,034		—		—	36,034	0.8
Brazil	35,886		—		—	35,886	0.8
Canada	228,927		—		—	228,927	5.2
Cayman Islands	69,918		—		703	70,621	1.6
Denmark	93,540		—		—	93,540	2.1
Finland	22,210		—		—	22,210	0.5
France	393,646		—		—	393,646	9.0
Germany	285,581		—		—	285,581	6.5
Hong Kong	71,777		—		—	71,777	1.6
India	31,116		—		—	31,116	0.7
Indonesia	10,601		—		—	10,601	0.2
Ireland	33,411		—		—	33,411	0.8
Isle of Man	1,116		—		—	1,116	— *
Israel	33,197		—		—	33,197	0.8
Italy	120,889		—		—	120,889	2.8
Japan	494,654		—		—	494,654	11.3
Jersey	51,290		—		—	51,290	1.2
Kenya	3,489		—		—	3,489	0.1
Liechtenstein	664		—		—	664	— *

See accompanying notes which are an integral part of the financial statements.
138 Russell International Developed Markets Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
					% of Net
Portfolio Summary	Level 1	Level 2	Level 3	Total	Assets
Luxembourg	14,458	—	—	14,458	0.3
Malaysia	4,153	—	—	4,153	0.1
Mexico	5,111	—	—	5,111	0.1
Netherlands	226,812	—	—	226,812	5.2
New Zealand	1,955	—	—	1,955	— *
Norway	41,108	—	—	41,108	0.9
Philippines	2,675	—	—	2,675	0.1
Portugal	1,388	—	—	1,388	— *
Russia	14,977	—	—	14,977	0.3
Singapore	76,812	—	—	76,812	1.8
South Africa	13,536	—	—	13,536	0.3
South Korea	35,469	—	—	35,469	0.8
Spain	66,040	—	—	66,040	1.5
Sweden	55,687	—	—	55,687	1.3
Switzerland	409,922	—	—	409,922	9.4
Taiwan	41,697	—	—	41,697	1.0
Thailand	1,678	—	—	1,678	— *
United Kingdom	796,026	—	—	796,026	18.2
United States	53,377	—	—	53,377	1.2
Preferred Stocks	10,258	—	35	10,293	0.2
Warrants & Rights	21,527	—	—	21,527	0.5
Short-Term Investments	—	240,742	—	240,742	5.5
Other Securities	—	210,566	—	210,566	4.8
Total Investments	4,066,561	451,308	1,026	4,518,895	103.1
Other Assets and Liabilities, Net					(3.1)
					100.0

Other Financial Instruments
Futures Contracts	(5,571)	—	—	(5,571)	(0.1)
Foreign Currency Exchange Contracts	(22)	3,289	—	3,267	0.1
Total Other Financial Instruments**	$ (5,593)	$ 3,289	$—	$ (2,304)

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 139

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Fair Value of Derivative Instruments — April 30, 2014(Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$7,627	$—
Unrealized depreciation on foreign currency exchange contracts	—	7,362
Total	$7,627	$7,362

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$13,198	$—
Unrealized depreciation on foreign currency exchange contracts	—	4,095
Total	$13,198	$4,095

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$36,178	$—
Foreign currency-related transactions**	—	6,849
Total	$36,178	$6,849

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(18,896)	$—
Foreign currency-related transactions***	—	(3,888)
Total	$(18,896)	$(3,888)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

140 Russell International Developed Markets Fund

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Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$200,000	$—	$200,000
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	7,362	—	7,362
Futures Contracts	Variation margin on futures contracts	785	—	785
Total		$208,147	$—	$208,147

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of New York	$873	$66	$—	$807
Barclays	34,289	—	34,058	231
Brown Brothers Harriman	2	—	—	2
Citigroup	19,912	—	19,906	6
Commonwealth Bank of Australia	1	—	—	1
Credit Suisse	16,144	1,697	13,787	660
Deutsche Bank	3,785	—	3,785	—
Fidelity	783	—	783	—
Goldman Sachs	13,487	—	13,487	—
HSBC	534	24	—	510
ING	17,952	—	17,952	—
JPMorgan Chase	10,091	—	10,091	—
Merrill Lynch	18,269	—	18,269	—
Morgan Stanley	61,552	—	60,996	556
Royal Bank of Canada	530	30	—	500
Royal Bank of Scotland	2,016	1,676	—	340
Standard Chartered	541	29	—	512
State Street	499	480	—	19
UBS	6,887	—	6,887	—
Total	$208,147	$4,002	$200,001	$4,144

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$2,148	$—	$2,148
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	4,095	—	4,095
Total		$6,243	$—	$6,243

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of New York	$66	$66	$—	$—
Barclays	772	—	772	—
Brown Brothers Harriman	1	—	—	1
Citigroup	18	—	—	18
Commonwealth Bank of Australia	8	—	—	8
Credit Suisse	1,697	1,697	—	—
HSBC	24	24	—	—
Morgan Stanley	1,373	—	1,373	—
Northern Trust	5	—	—	5
Royal Bank of Canada	30	30	—	—
Royal Bank of Scotland	1,676	1,676	—	—
Standard Chartered	29	29	—	—
State Street	544	480	—	64
Total	$6,243	$4,002	$2,145	$96

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

142 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$3,911,173
Investments, at fair value(*)(>)	4,518,895
Cash (restricted)(a)	39,541
Foreign currency holdings(^)	16,629
Unrealized appreciation on foreign currency exchange contracts	7,362
Receivables:
Dividends and interest	13,406
Dividends from affiliated Russell funds	20
Investments sold	34,769
Fund shares sold	6,579
Foreign capital gains taxes recoverable	3,843
Variation margin on futures contracts	785
Prepaid expenses	10
Total assets	4,641,839

Liabilities
Payables:
Due to broker(b)	868
Due to custodian	249
Investments purchased	32,123
Fund shares redeemed	3,577
Accrued fees to affiliates	3,236
Other accrued expenses	528
Variation margin on futures contracts	2,148
Deferred capital gains tax liability	143
Unrealized depreciation on foreign currency exchange contracts	4,095
Payable upon return of securities loaned	210,566
Total liabilities	257,533

Net Assets	$4,384,306

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 143

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Russell International Developed Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$16,237
Accumulated net realized gain (loss)	(566,641)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	607,579
Futures contracts	(5,571)
Foreign currency-related transactions	3,454
Shares of beneficial interest	1,173
Additional paid-in capital	4,328,075
Net Assets	$4,384,306
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$37.33
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$39.61
Class A — Net assets	$29,657,575
Class A — Shares outstanding ($.01 par value)	794,451
Net asset value per share: Class C(#)	$37.32
Class C — Net assets	$41,806,860
Class C — Shares outstanding ($.01 par value)	1,120,222
Net asset value per share: Class E(#)	$37.37
Class E — Net assets	$95,184,360
Class E — Shares outstanding ($.01 par value)	2,547,064
Net asset value per share: Class I(#)	$37.42
Class I — Net assets	$703,477,015
Class I — Shares outstanding ($.01 par value)	18,798,950
Net asset value per share: Class S(#)	$37.38
Class S — Net assets	$ 2,327,459,550
Class S — Shares outstanding ($.01 par value)	62,269,004
Net asset value per share: Class Y(#)	$37.39
Class Y — Net assets	$ 1,186,720,241
Class Y — Shares outstanding ($.01 par value)	31,742,059
Amounts in thousands
(^) Foreign currency holdings - cost	$16,639
(*) Securities on loan included in investments	$200,000
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$451,308
(a) Cash Collateral for Futures	$39,541
(b) Due to Broker for Futures	$868
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

144 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$70,406
Dividends from affiliated Russell funds	146
Interest	1
Securities lending income	788
Less foreign taxes withheld	(5,229)
Total investment income	66,112

Expenses
Advisory fees	16,204
Administrative fees	1,105
Custodian fees	813
Distribution fees - Class A	36
Distribution fees - Class C	158
Transfer agent fees - Class A	29
Transfer agent fees - Class C	42
Transfer agent fees - Class E	100
Transfer agent fees - Class I	430
Transfer agent fees - Class S	2,423
Transfer agent fees - Class Y	29
Professional fees	105
Registration fees	107
Shareholder servicing fees - Class C	53
Shareholder servicing fees - Class E	125
Trustees’ fees	60
Printing fees	167
Miscellaneous	29
Total expenses	22,015
Net investment income (loss)	44,097

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	253,144
Futures contracts	36,178
Foreign currency-related transactions	9,795
Net realized gain (loss)	299,117
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(85,421)
Futures contracts	(18,896)
Foreign currency-related transactions	(3,782)
Net change in unrealized appreciation (depreciation)	(108,099)
Net realized and unrealized gain (loss)	191,018
Net Increase (Decrease) in Net Assets from Operations	$235,115

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,097	$83,270
Net realized gain (loss)	299,117	399,999
Net change in unrealized appreciation (depreciation)	(108,099)	548,605
Net increase (decrease) in net assets from operations	235,115	1,031,874

Distributions
From net investment income
Class A	(546)	(404)
Class C	(495)	(372)
Class E	(2,131)	(1,707)
Class I	(16,544)	(13,997)
Class S	(59,262)	(43,392)
Class Y	(33,976)	(27,956)
Net decrease in net assets from distributions	(112,954)	(87,828)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(907,254)	47,354
Total Net Increase (Decrease) in Net Assets	(785,093)	991,400

Net Assets
Beginning of period	5,169,399	4,177,999
End of period	$4,384,306	$5,169,399
Undistributed (overdistributed) net investment income included in net assets	$16,237	$85,094

See accompanying notes which are an integral part of the financial statements.

146 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	84	$3,050	212	$6,921
Proceeds from reinvestment of distributions	15	543	13	401
Payments for shares redeemed	(106)	(3,855)	(196)	(6,273)
Net increase (decrease)	(7)	(262)	29	1,049
Class C
Proceeds from shares sold	81	2,984	137	4,471
Proceeds from reinvestment of distributions	14	490	12	370
Payments for shares redeemed	(168)	(6,152)	(343)	(11,068)
Net increase (decrease)	(73)	(2,678)	(194)	(6,227)
Class E
Proceeds from shares sold	225	8,251	679	22,208
Proceeds from reinvestment of distributions	57	2,061	54	1,649
Payments for shares redeemed	(803)	(29,406)	(686)	(22,626)
Net increase (decrease)	(521)	(19,094)	47	1,231
Class I
Proceeds from shares sold	1,610	58,798	4,202	136,669
Proceeds from reinvestment of distributions	450	16,280	445	13,709
Payments for shares redeemed	(3,939)	(143,876)	(6,560)	(213,341)
Net increase (decrease)	(1,879)	(68,798)	(1,913)	(62,963)
Class S
Proceeds from shares sold	10,211	372,800	22,417	732,311
Proceeds from reinvestment of distributions	1,626	58,870	1,398	43,015
Payments for shares redeemed	(24,907)	(910,441)	(18,223)	(598,228)
Net increase (decrease)	(13,070)	(478,771)	5,592	177,098
Class Y
Proceeds from shares sold	283	10,273	5,823	193,538
Proceeds from reinvestment of distributions	939	33,976	909	27,956
Payments for shares redeemed	(10,444)	(381,900)	(8,686)	(284,328)
Net increase (decrease)	(9,222)	(337,651)	(1,954)	(62,834)
Total increase (decrease)	(24,772)	$(907,254)	1,607	$47,354

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income
Class A
April 30, 2014*	36.30	.32	1.40	1.72	(.69)
October 31, 2013	29.68	.49	6.67	7.16	(.54)
October 31, 2012	28.67	.52	.89	1.41	(.40)
October 31, 2011	31.14	.47	(2.55)	(2.08)	(.39)
October 31, 2010	29.09	.34	2.67	3.01	(.96)
October 31, 2009	23.75	.40	4.94	5.34	—

Class C
April 30, 2014*	36.15	.17	1.42	1.59	(.42)
October 31, 2013	29.52	.24	6.67	6.91	(.28)
October 31, 2012	28.46	.30	.90	1.20	(.14)
October 31, 2011	30.85	.22	(2.49)	(2.27)	(.13)
October 31, 2010	28.83	.12	2.65	2.77	(.75)
October 31, 2009	23.73	.23	4.87	5.10	—

Class E
April 30, 2014*	36.33	.29	1.44	1.73	(.69)
October 31, 2013	29.72	.49	6.68	7.17	(.56)
October 31, 2012	28.72	.53	.90	1.43	(.43)
October 31, 2011	31.19	.49	(2.55)	(2.06)	(.41)
October 31, 2010	29.12	.37	2.68	3.05	(.98)
October 31, 2009	23.76	.46	4.90	5.36	—

Class I
April 30, 2014*	36.43	.36	1.43	1.79	(.80)
October 31, 2013	29.77	.60	6.70	7.30	(.64)
October 31, 2012	28.78	.61	.89	1.50	(.51)
October 31, 2011	31.23	.57	(2.54)	(1.97)	(.48)
October 31, 2010	29.16	.44	2.69	3.13	(1.06)
October 31, 2009	23.74	.51	4.91	5.42	—

Class S
April 30, 2014*	36.38	.33	1.45	1.78	(.78)
October 31, 2013	29.74	.57	6.69	7.26	(.62)
October 31, 2012	28.75	.59	.89	1.48	(.49)
October 31, 2011	31.19	.55	(2.53)	(1.98)	(.46)
October 31, 2010	29.13	.42	2.66	3.08	(1.02)
October 31, 2009	23.74	.48	4.91	5.39	—

Class Y
April 30, 2014*	36.41	.37	1.45	1.82	(.84)
October 31, 2013	29.76	.63	6.69	7.32	(.67)
October 31, 2012	28.77	.65	.88	1.53	(.54)
October 31, 2011	31.26	.60	(2.58)	(1.98)	(.51)
October 31, 2010	29.18	.47	2.68	3.15	(1.07)
October 31, 2009	23.74	.52	4.92	5.44	—

See accompanying notes which are an integral part of the financial statements.

148 Russell International Developed Markets Fund

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	(d)(e)	Turnover Rate(b)

(.69)	37.33	4.81	29,658	1.25	1.25	1.75	34
(.54)	36.30	24.47	29,088	1.24	1.24	1.51	89
(.40)	29.68	5.04	22,905	1.24	1.24	1.83	65
(.39)	28.67	(6.76)	22,963	1.24	1.24	1.51	74
(.96)	31.14	10.61	23,702	1.24	1.24	1.18	91
—	29.09	22.44	20,212	1.25	1.25	1.63	115

(.42)	37.32	4.43	41,807	2.00	2.00	.96	34
(.28)	36.15	23.53	43,136	1.99	1.99	.75	89
(.14)	29.52	4.26	40,958	1.99	1.99	1.07	65
(.13)	28.46	(7.34)	52,552	1.99	1.99	.72	74
(.75)	30.85	9.80	69,576	1.99	1.99	.43	91
—	28.83	21.50	77,072	2.00	2.00	.94	115

(.69)	37.37	4.83	95,184	1.25	1.25	1.59	34
(.56)	36.33	24.48	111,467	1.24	1.23	1.51	89
(.43)	29.72	5.11	89,772	1.24	1.19	1.87	65
(.41)	28.72	(6.66)	89,952	1.24	1.16	1.58	74
(.98)	31.19	10.75	96,680	1.24	1.13	1.29	91
—	29.12	22.57	88,476	1.25	1.12	1.88	115

(.80)	37.42	4.99	703,477.92		.92	2.00	34
(.64)	36.43	24.87	753,290.91		.91	1.84	89
(.51)	29.77	5.40	672,661.91		.91	2.16	65
(.48)	28.78	(6.39)	820,995.91		.91	1.81	74
(1.06)	31.23	11.01	923,019.91		.89	1.53	91
—	29.16	22.84	905,418.92		.87	2.08	115

(.78)	37.38	4.96	2,327,460	1.00	1.00	1.84	34
(.62)	36.38	24.76	2,740,707.99		.99	1.76	89
(.49)	29.74	5.33	2,074,313.99		.99	2.10	65
(.46)	28.75	(6.43)	1,905,604.99		.99	1.77	74
(1.02)	31.19	10.90	1,694,995.99		.99	1.45	91
—	29.13	22.67	1,348,135	1.00	1.00	1.94	115

(.84)	37.39	5.09	1,186,720.80		.80	2.03	34
(.67)	36.41	24.99	1,491,711.79		.79	1.93	89
(.54)	29.76	5.52	1,277,390.80		.80	2.30	65
(.51)	28.77	(6.46)	1,722,957.81		.81	1.92	74
(1.07)	31.26	11.12	1,971,140.81		.81	1.64	91
—	29.18	22.87	1,789,118.82		.82	2.15	115

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 149

Russell Investment Company Russell Global Equity Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,055.90	$1,017.41
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$7.60	$7.45

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,052.20	$1,013.69

Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$11.40	$11.18
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.24%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2013	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2014	$1,056.60	$1,017.41
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$7.60	$7.45
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

150 Russell Global Equity Fund

Russell Investment Company Russell Global Equity Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,058.10	$1,018.65
Expenses Paid During Period*	$6.33	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,058.00	$1,019.64
Expenses Paid During Period*	$5.31	$5.21

* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Global Equity Fund 151

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 92.2%			China Petroleum & Chemical Corp.
Australia - 0.2%			Class H	4,483,600	3,961
					12,131
Australia & New Zealand Banking

Group, Ltd. - ADR	31,621	1,012	Denmark - 0.3%
BHP Billiton, Ltd. - ADR	40,808	1,431
Commonwealth Bank of Australia - ADR	19,410	1,423	DSV A/S	303,509	10,126
CSL, Ltd.	6,320	402	Novo Nordisk A/S Class B	27,143	1,225
National Australia Bank, Ltd. - ADR	26,212	860			11,351
Telstra Corp., Ltd.	53,597	260
Wesfarmers, Ltd.	14,444	573	Finland - 0.3%
Westfield Group(ö)	19,987	203	Caverion Corp.	291,645	3,221
Westpac Banking Corp.	35,755	1,166	Kone OYJ Class B(Ñ)	144,046	6,159
Woodside Petroleum, Ltd.	7,808	296	Sampo Class A(Ñ)	5,079	252
Woolworths, Ltd.	15,455	536	YIT OYJ(Ñ)	212,900	2,186
		8,162			11,818

Belgium - 0.4%			France - 8.0%
Anheuser-Busch InBev NV	5,912	643	Air Liquide SA Class A	3,917	560
Delhaize Group SA	64,921	4,822	BNP Paribas SA	485,359	36,436
Solvay SA	40,096	6,492	Christian Dior SA	36,568	7,516
		11,957	Danone SA	702,108	51,781
			Edenred	312,915	10,553
Bermuda - 0.0%			Essilor International SA	2,571	275
China Hongxing Sports, Ltd.(Æ)	6,320,000	—	Etablissements Maurel et Prom	400,524	7,140
			Imerys SA	88,389	7,759
Canada - 1.4%			IPSOS	104,642	4,056
			Legrand SA - ADR	481,313	31,050
Bank of Montreal	7,680	529	L'Oreal SA(Ñ)	2,846	490
Bank of Nova Scotia	15,007	912	LVMH Moet Hennessy Louis Vuitton
BCE, Inc.	4,438	198	SA - ADR	181,884	35,769
Canadian Imperial Bank of Commerce(Þ)	3,635	324	Pernod Ricard SA	2,776	333
Canadian National Railway Co.(Æ)(Þ)	599,960	35,140	PPR SA	86,274	19,079
Canadian National Railway Co.	9,441	553	Publicis Groupe SA - ADR	61,345	5,226
Enbridge, Inc.	8,167	394	Renault SA	134,787	13,118
Methanex Corp.	109,400	6,776	Rexel SA Class H	384,822	9,717
Rogers Communications, Inc. Class B	4,280	170	Sanofi - ADR	199,527	21,597
Royal Bank of Canada - GDR	17,217	1,149	Schneider Electric SA	5,655	530
Suncor Energy, Inc.	8,552	330	Total SA	112,851	8,060
Toronto Dominion Bank	23,477	1,130	Transgene SA(Æ)(Ñ)	114,855	1,485
TransCanada Corp.	8,844	412	Vivendi SA - ADR	12,485	335
		48,017			272,865

Cayman Islands - 1.1%			Germany - 5.1%
AAC Technologies Holdings, Inc.(Ñ)	1,943,000	10,851	adidas AG	2,573	274
ENN Energy Holdings, Ltd.	998,840	6,983	Allianz SE	186,032	32,223
Melco Crown Entertainment, Ltd. - ADR	216,702	7,407	BASF SE(Ñ)	74,756	8,653
Sands China, Ltd.	832,800	6,080	Bayer AG(Æ)(Ñ)	10,542	1,462
WuXi PharmaTech Cayman, Inc.			Daimler AG	192,800	17,849
- ADR(Æ)	153,012	5,202	Deutsche Telekom AG	430,214	7,213
		36,523	Freenet AG	179,900	6,218
			Fresenius SE & Co. KGaA	1,603	244
China - 0.4%			Hannover Rueck SE	85,979	8,005
China Longyuan Power Group Corp.			Lanxess AG	83,392	6,340
Class H	7,937,000	8,170	Linde AG	185,772	38,518
			Muenchener Rueckversicherungs AG(Ñ)	34,482	7,963
			OSRAM Licht AG(Æ)	964	50
			ProSiebenSat.1 Media AG	196,620	8,597
			SAP AG - ADR	136,975	11,029

See accompanying notes which are an integral part of the financial statements.
152 Russell Global Equity Fund

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Siemens AG	9,976	1,315	Nidec Corp.	139,600	7,942
Symrise AG	158,720	8,010	Nippon Telegraph & Telephone Corp.	4,900	271
Volkswagen AG	19,538	5,218	NTT DOCOMO, Inc.	16,800	267
Wincor Nixdorf AG	101,563	6,634	Ono Pharmaceutical Co., Ltd.	107,900	8,538
		175,815	Seven & I Holdings Co., Ltd.	9,200	363
			Shin-Etsu Chemical Co., Ltd.	3,100	182
Greece - 0.2%			Shionogi & Co., Ltd.	364,300	6,378
			Showa Denko KK	4,026,000	5,356
OPAP SA	337,370	5,383	SoftBank Corp.	162,600	12,072
			Takeda Pharmaceutical Co., Ltd.	190,000	8,527
Hong Kong - 0.3%			Toyota Motor Corp.	349,100	18,835
AIA Group, Ltd.	57,400	278			148,598
Cathay Pacific Airways, Ltd.	2,256,500	4,261
China Resources Power Holdings Co.,			Jersey - 0.3%
Ltd.	19,700	50
CLP Holdings, Ltd.	21,500	172	Delphi Automotive PLC	166,900	11,156
Guangdong Investment, Ltd.	5,137,400	5,586	WPP PLC	14,972	322
		10,347			11,478

India - 0.2%			Luxembourg - 0.3%
Infosys, Ltd. - ADR(Ñ)	134,100	7,202	Samsonite International SA	3,604,800	11,438

Ireland - 1.9%			Mexico - 0.6%
Accenture PLC Class A	478,406	38,378	Alfa SAB de CV Class A	2,165,200	5,702
Actavis PLC(Æ)	45,163	9,228	Cemex SAB de CV - ADR(Æ)	582,701	7,365
Covidien PLC	5,815	414	Controladora Vuela Cia de Aviacion SAB
CRH PLC	279,423	8,106	de CV - ADR(Æ)	79,839	568
Greencore Group PLC Class A	1,624,020	7,159	Infraestructura Energetica Nova SAB
Mallinckrodt PLC(Ñ)	726	52	de CV	1,063,900	5,540
		63,337			19,175

Israel - 0.2%			Netherlands - 2.6%
Teva Pharmaceutical Industries, Ltd.			Akzo Nobel NV	359,921	27,708
- ADR	163,600	7,994	CNH Industrial NV	1,950,700	22,733
Teva Pharmaceutical Industries, Ltd.	9,455	471	Heineken NV(Ñ)	375,781	26,067
			Koninklijke Ahold NV(Æ)	11,567	223
		8,465	NXP Semiconductor NV(Æ)	207,635	12,379
			Unilever NV	20,105	862
Italy - 1.1%					89,972
Assicurazioni Generali SpA(Ñ)	432,277	10,093
Enel SpA	1,666,593	9,420	Netherlands Antilles - 0.0%
ENI SpA - ADR	31,062	806
Gtech Spa	247,216	7,251	Schlumberger, Ltd.	5,519	560
Trevi Finanziaria Industriale SpA	766,346	8,824
		36,394	Norway - 0.5%
			DNB ASA(Ñ)	403,898	7,141
Japan - 4.3%			SpareBank 1 SR Bank ASA(Æ)	242,265	2,343
			Statoil ASA Class N	12,972	394
Aeon Mall Co., Ltd.	292,680	6,968	Yara International ASA	145,300	6,859
Asahi Group Holdings, Ltd.	228,100	6,287
Astellas Pharma, Inc.	26,000	289			16,737
Canon, Inc.	566,249	17,807
CyberAgent, Inc.	236,000	9,718	Portugal - 0.3%
Daiwa Securities Group, Inc.	2,325,000	17,397	Energias de Portugal SA	1,780,600	8,646
DMG Mori Seiki Co., Ltd.	171,100	2,134
Honda Motor Co., Ltd.	138,700	4,586	Russia - 0.2%
Kao Corp.	6,200	233	Gazprom OAO - ADR(Æ)	173,026	1,248
KDDI Corp.	123,600	6,579	Gazprom OAO - ADR	80,031	578
MEIJI Holdings Co., Ltd.	128,300	7,869	Inter RAO JSC(Æ)	1,740,000,000	359

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 153

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Rosneft OAO - GDR(Æ)	572,891	3,594	Thailand - 0.1%
Rosneft Oil Co. - GDR	95,700	600	Thai Oil PCL	3,108,400	5,019
		6,379
			United Kingdom - 8.4%
Singapore - 0.2%			Aon PLC	132,800	11,272
DBS Group Holdings, Ltd.	14,000	189	AstraZeneca PLC - ADR(Æ)	201,038	15,831
Sembcorp Industries, Ltd.(Æ)(Ñ)	163,189	5,259	BAE Systems PLC	39,881	269
Singapore Telecommunications, Ltd.	99,000	302	Barclays PLC	4,694,953	19,992
United Overseas Bank, Ltd.	13,000	226	Barratt Developments PLC	1,127,001	7,031
		5,976	BBA Aviation PLC	748,802	3,919
			Bellway PLC	242,687	5,896
South Africa - 0.2%			BG Group PLC	37,633	761
Sasol, Ltd. - ADR	149,893	8,410	BHP Billiton PLC - ADR(Ñ)	113,900	7,369
			BHP Billiton PLC	19,459	631
			BP PLC	2,598,714	21,903
South Korea - 1.4%			British American Tobacco PLC	24,378	1,406
BS Financial Group, Inc.	220,680	3,374	Centrica PLC	66,602	371
Hyundai Heavy Industries Co., Ltd.	18,007	3,372	Compass Group PLC	23,139	368
Hyundai Motor Co.	21,171	4,712	Diageo PLC	1,682,668	51,635
Samsung Electronics Co., Ltd.	24,079	31,296	Ensco PLC Class A	20,100	1,014
Shinhan Financial Group Co., Ltd.	82,010	3,572	Experian PLC	911,101	17,475
		46,326	GlaxoSmithKline PLC - ADR	317,082	8,737
			HSBC Holdings PLC	207,882	2,120
Spain - 0.1%			Imperial Tobacco Group PLC	157,985	6,821
Inditex SA	2,806	421	Marks & Spencer Group PLC	686,073	5,110
Repsol SA - ADR	134,677	3,625	National Grid PLC	46,471	660
			Nomad Holdings Ltd.(Æ)	228,200	2,339
		4,046	Persimmon PLC Class A(Æ)	340,834	7,550
			Reckitt Benckiser Group PLC	457,821	36,910
Sweden - 1.9%			Rexam PLC	817,422	6,846
Atlas Copco AB Class A(Æ)	9,387	272	Rolls-Royce Holdings PLC(Æ)	23,851	423
Duni AB	260,200	4,342	Royal Dutch Shell PLC Class A	48,205	1,909
Hennes & Mauritz AB Class B(Æ)	11,596	472	Royal Dutch Shell PLC Class B	32,559	1,385
Investor AB Class B(Ñ)	198,842	7,691	SABMiller PLC - ADR	11,834	644
Loomis AB Class B	188,660	5,121	Shire PLC - ADR(Æ)	7,506	428
Nordea Bank AB	1,319,500	19,066	Standard Chartered PLC	258,914	5,602
SKF AB Class B	362,087	9,355	Taylor Wimpey PLC	3,432,244	6,091
Svenska Handelsbanken AB Class A	145,429	7,298	Tesco PLC	3,908,455	19,332
Telefonaktiebolaget LM Ericsson Class B	38,008	459	Tullow Oil PLC	430,900	6,402
Trelleborg AB Class B(Ñ)	431,467	9,197	Unilever PLC	16,774	749
		63,273	Vodafone Group PLC(Æ)	339,068	1,282
					288,483
Switzerland - 6.8%
ABB, Ltd.(Æ)	29,526	709	United States - 42.9%
ACE, Ltd.	4,276	438	3M Co.	195,797	27,233
Adecco SA(Æ)	118,000	9,861	Abbott Laboratories	19,662	762
Cie Financiere Richemont SA	422,157	42,834	Activision Blizzard, Inc.	281,330	5,629
Credit Suisse Group AG(Æ)	775,687	24,599	Aetna, Inc.	129,300	9,239
Holcim, Ltd.(Æ)	179,300	16,420	Air Products & Chemicals, Inc.	2,643	311
Julius Baer Group, Ltd.(Æ)	779,472	36,445	Allergan, Inc.	3,811	632
Kuehne & Nagel International AG	124,800	17,045	Allete, Inc.	117,700	6,092
Nestle SA	624,238	48,196	Altria Group, Inc.	25,632	1,028
Novartis AG	367,463	31,857	Amazon.com, Inc.(Æ)	28,669	8,719
Roche Holding AG	8,906	2,611	American Electric Power Co., Inc.	5,308	286
Syngenta AG	1,146	454	American International Group, Inc.	558,965	29,698
Zurich Insurance Group AG(Æ)	1,881	539	American Tower Corp. Class A(ö)	3,207	268
		232,008	Ameris Bancorp(Æ)	164,400	3,497
			Amgen, Inc.	6,807	761
			Apache Corp.	78,700	6,831
See accompanying notes which are an integral part of the financial statements.
154 Russell Global Equity Fund

Russell Investment Company Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Apple, Inc.	64,633	38,139	Google, Inc. Class C(Æ)	37,403	19,792
Applied Materials, Inc.	960,600	18,309	HD Supply Holdings, Inc.(Æ)	393,660	10,149
Astoria Financial Corp.	444,600	5,895	Hewlett-Packard Co.	268,100	8,863
AT&T, Inc.	50,189	1,792	Home Depot, Inc.	15,650	1,244
Autodesk, Inc.(Æ)	163,063	7,830	Honeywell International, Inc.	451,138	41,911
Automatic Data Processing, Inc.	6,175	481	IHS, Inc. Class A(Æ)	91,932	11,090
Bank of America Corp.	974,800	14,758	Illinois Tool Works, Inc.	4,559	389
Bank of New York Mellon Corp. (The)	870,570	29,486	Independent Bank Corp.	84,292	3,129
Baxter International, Inc.	6,813	496	Intel Corp.	1,520,014	40,569
Becton Dickinson and Co.	2,489	281	International Bancshares Corp.	192,518	4,420
Bed Bath & Beyond, Inc.(Æ)	59,100	3,672	International Business Machines Corp.	64,413	12,655
Berkshire Hathaway, Inc. Class B(Æ)	22,796	2,937	Intuit, Inc.	3,611	274
Biogen Idec, Inc.(Æ)	2,567	737	JM Smucker Co. (The)	57,200	5,530
BlackRock, Inc. Class A	10,200	3,070	Johnson & Johnson	129,785	13,146
Bloomin' Brands, Inc.(Æ)	284,002	6,055	JPMorgan Chase & Co.	514,800	28,819
Bristol-Myers Squibb Co.	304,196	15,237	Kellogg Co.	3,211	215
Brookline Bancorp, Inc.	622,276	5,650	Kimberly-Clark Corp.	4,880	548
Brooks Automation, Inc.	309,177	3,163	Lennar Corp. Class A	232,500	8,972
Cadence Design Systems, Inc.(Æ)	485,337	7,552	Lockheed Martin Corp.	3,292	540
Carter's, Inc.	89,800	6,615	Lowe's Cos., Inc.	237,836	10,919
Chevron Corp.	24,568	3,084	Marathon Oil Corp.	187,100	6,764
Chubb Corp. (The)	71,800	6,611	Marathon Petroleum Corp.	80,800	7,510
Cigna Corp.	72,500	5,803	Marsh & McLennan Cos., Inc.	7,072	349
Cisco Systems, Inc.	29,215	675	MasterCard, Inc. Class A	141,914	10,438
Citigroup, Inc.	372,100	17,827	Mattel, Inc.	4,269	167
Clean Harbors, Inc.(Æ)	141,101	8,466	McDonald's Corp.	12,745	1,292
Coca-Cola Co. (The)	48,693	1,986	McKesson Corp.	2,686	454
Cognizant Technology Solutions Corp.			Medtronic, Inc.	651,867	38,343
Class A(Æ)	6,412	307	Merck & Co., Inc.	221,408	12,966
Colgate-Palmolive Co.	11,919	802	Meritage Homes Corp.(Æ)	67,200	2,593
Comcast Corp. Class A(Æ)	16,923	876	MetLife, Inc.	156,000	8,167
Concur Technologies, Inc.(Æ)(Ñ)	109,014	8,772	Microsoft Corp.	765,662	30,933
ConocoPhillips	12,845	955	Mondelez International, Inc. Class A	21,147	754
Corning, Inc.	806,300	16,860	Monsanto Co.	6,349	703
Costco Wholesale Corp.	5,441	629	National Oilwell Varco, Inc.	160,200	12,581
CVS Caremark Corp.	15,571	1,132	Netflix, Inc.(Æ)	21,987	7,081
Danaher Corp.	136,895	10,045	NextEra Energy, Inc.	86,394	8,626
DigitalGlobe, Inc.(Æ)	348,207	10,370	Nike, Inc. Class B	8,827	644
Dime Community Bancshares, Inc.	167,754	2,734	Northrop Grumman Corp.	2,821	343
DIRECTV(Æ)	4,103	318	Oracle Corp.	1,041,275	42,567
DR Horton, Inc.	399,000	8,890	Owens Corning	158,023	6,455
Duke Energy Corp.	8,078	602	Palo Alto Networks, Inc.(Æ)	110,265	7,011
Ecolab, Inc.	3,199	335	Panera Bread Co. Class A(Æ)	63,813	9,761
Eli Lilly & Co.	12,528	740	PepsiCo, Inc.	19,633	1,686
EMC Corp.	21,667	559	Pfizer, Inc.	84,725	2,650
Emerson Electric Co.	9,086	620	PG&E Corp.	5,191	237
Envision Healthcare Holdings, Inc.(Æ)	228,638	7,726	Philip Morris International, Inc.	20,646	1,764
Exxon Mobil Corp.	56,510	5,787	Pioneer Natural Resources Co.	51,694	9,991
Facebook, Inc. Class A(Æ)	234,070	13,993	Praxair, Inc.	257,573	33,626
Family Dollar Stores, Inc.	107,000	6,286	Precision Castparts Corp.	1,835	464
Fastenal Co.(Ñ)	3,667	184	Priceline Group, Inc. (The)(Æ)	8,858	10,255
Forest Laboratories, Inc.(Æ)	68,500	6,296	Procter & Gamble Co. (The)	34,719	2,866
Franklin Resources, Inc.	324,649	16,995	Public Service Enterprise Group, Inc.	6,211	254
Frontier Communications Corp.(Ñ)	1,522,400	9,058	Public Storage(ö)	1,847	324
General Dynamics Corp.	155,300	16,998	PVH Corp.	78,205	9,820
General Electric Co.	307,800	8,277	QUALCOMM, Inc.	20,467	1,611
General Mills, Inc.	8,129	431	Quest Diagnostics, Inc.	95,900	5,364
General Motors Co.	652,800	22,509	Raytheon Co.	4,101	392
Gilead Sciences, Inc.(Æ)	16,336	1,282	Regal Entertainment Group Class A(Ñ)	138,585	2,605
Goldman Sachs Group, Inc. (The)	45,500	7,272	Ryland Group, Inc. (The)	64,900	2,492

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SanDisk Corp.	78,000	6,628	United Kingdom - 0.0%
Sempra Energy	2,866	283	Rolls Royce Holdings PLC(Æ)	3,196,034	5
Southern Co.	9,219	423

Southwest Bancorp, Inc.	95,800	1,600	Total Preferred Stocks
Spectra Energy Corp.	8,413	334
St. Jude Medical, Inc.	200,000	12,694	(cost $29,842)		34,999
Starbucks Corp.	6,942	490	Warrants & Rights - 0.0%
Starwood Hotels & Resorts Worldwide,			United Kingdom - 0.0%
Inc.	138,900	10,647
Stryker Corp.	4,172	324	Nomad Holdings Ltd.(Æ)
SunTrust Banks, Inc.	224,800	8,601	2017 Warrants	228,200	103
Sysco Corp.	7,205	262
T Rowe Price Group, Inc.	3,206	263	Total Warrants & Rights
Target Corp.	8,176	505	(cost $2)		103
Texas Instruments, Inc.	7,153	325	Short-Term Investments - 5.6%
Thermo Fisher Scientific, Inc.	372,478	42,463
Tiffany & Co.	84,139	7,361	United States - 5.6%
Time Warner, Inc.	510,120	33,903	Russell U.S. Cash Management Fund	191,919,412 (∞)	191,919
TJX Cos., Inc.	9,109	530	Total Short-Term Investments
Travelers Cos., Inc. (The)	4,564	413	(cost $191,919)		191,919
Union Pacific Corp.	5,929	1,129
United Parcel Service, Inc. Class B	342,851	33,771	Other Securities - 3.8%
United Technologies Corp.	313,776	37,129	Russell U.S. Cash Collateral Fund(×)	128,337,893 (∞)	128,338
UnitedHealth Group, Inc.	209,893	15,750	Total Other Securities
US Bancorp	8,002	326	(cost $128,338)		128,338
Valero Energy Corp.	144,500	8,261
Vanguard FTSE All-World ex-US ETF			Total Investments 102.6%
Class U	900	46	(identified cost $2,741,307)		3,509,703

Verizon Communications, Inc.	145,508	6,800	Other Assets and Liabilities,
VF Corp.	4,328	264
Visa, Inc. Class A	254,247	51,513	Net - (2.6%)		(89,625)
Walgreen Co.	6,307	428
Wal-Mart Stores, Inc.	124,049	9,888	Net Assets - 100.0%		3,420,078
Walt Disney Co. (The)	581,753	46,156
Waste Management, Inc.	5,684	253
Waters Corp.(Æ)	229,280	22,593
Webster Financial Corp.	241,800	7,288
WellPoint, Inc.	169,700	17,085
Wells Fargo & Co.	455,500	22,611
Western Union Co. (The)	395,700	6,280
Whirlpool Corp.	80,359	12,325
Xerox Corp.	608,900	7,362
Yum! Brands, Inc.	5,655	436
		1,468,053

Total Common Stocks
(cost $2,391,206)		3,154,344

Preferred Stocks - 1.0%
Brazil - 0.2%
Investimentos Itau SA	1,857,341	8,163

Germany - 0.8%
Henkel AG & Co. KGaA	2,106	235
Porsche Automobil Holding SE	76,008	8,367
Volkswagen AG	67,693	18,229
		26,831

See accompanying notes which are an integral part of the financial statements.
156 Russell Global Equity Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
CAC 40 Index Futures		204	EUR	9,061	05/14	358
DAX Index Futures		32	EUR	7,694	06/14	408
EURO STOXX 50 Index Futures		174	EUR	5,472	06/14	358
FTSE 100 Index Futures		110	GBP	7,419	06/14	404
Hang Seng Index Futures		18	HKD	19,653	05/14	(15)
NIKKEI 225 Index Futures		966	JPY	6,902,070	06/14	(2,931)
OMX 30 Index Futures		107	SEK	14,547	05/14	57
S&P 500 E-Mini Index Futures		2,692	USD	252,765	06/14	4,119
S&P Midcap 400 E-Mini Index Futures		55	USD	7,442	06/14	(46)
S&P TSX 60 Index Futures		42	CAD	7,023	06/14	180
SPI 200 Index Futures		42	AUD	5,743	06/14	111
TOPIX Index Futures		110	JPY	1,271,050	06/14	(610)
Short Positions
EURO STOXX 50 Index Futures		4,798	EUR	150,897	06/14	(9,500)
MSCI Emerging Markets Mini Index Futures		682	USD	33,913	06/14	(2,093)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(9,200)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of America	EUR	2,173	USD	2,997	06/18/14	(17)
Bank of New York	USD	6,924	CAD	7,726	06/18/14	118
Bank of New York	USD	6,933	EUR	4,993	06/18/14	(7)
Bank of New York	EUR	24,000	USD	33,141	06/18/14	(153)
Bank of New York	EUR	24,766	USD	34,392	06/18/14	37
Brown Brothers Harriman	USD	521	JPY	53,308	05/07/14	1
Brown Brothers Harriman	USD	630	JPY	64,461	05/07/14	—
Citigroup	USD	848	EUR	613	05/05/14	3
Credit Suisse	USD	5,264	AUD	5,919	06/18/14	217
Credit Suisse	USD	6,932	EUR	4,993	06/18/14	(7)
Credit Suisse	EUR	24,766	USD	34,388	06/18/14	33
Deutsche Bank	USD	3,164	EUR	2,300	06/18/14	27
HSBC	USD	6,933	EUR	4,993	06/18/14	(7)
HSBC	USD	2,455	SEK	15,694	06/18/14	(43)
HSBC	EUR	24,766	USD	34,391	06/18/14	35
Royal Bank of Canada	USD	6,935	EUR	4,993	06/18/14	(9)
Royal Bank of Canada	USD	1,325	HKD	10,281	06/18/14	1
Royal Bank of Canada	USD	14,340	JPY 1,471,333		06/18/14	56
Royal Bank of Canada	EUR	24,766	USD	34,401	06/18/14	45
Standard Chartered	USD	6,934	EUR	4,993	06/18/14	(9)
Standard Chartered	USD	14,048	GBP	8,463	06/18/14	236
Standard Chartered	USD	1,325	HKD	10,281	06/18/14	1
Standard Chartered	EUR	24,766	USD	34,398	06/18/14	43
State Street	USD	15	AUD	16	05/05/14	—
State Street	USD	90	AUD	100	06/18/14	3
State Street	USD	90	AUD	100	06/18/14	2
State Street	USD	91	AUD	100	06/18/14	2
State Street	USD	92	AUD	100	06/18/14	—
State Street	USD	179	AUD	200	06/18/14	6
State Street	USD	184	AUD	200	06/18/14	1
State Street	USD	90	CAD	100	06/18/14	1

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
State Street	USD	178	CAD	200	06/18/14	4
State Street	USD	179	CAD	200	06/18/14	3
State Street	USD	180	CAD	200	06/18/14	2
State Street	USD	271	CAD	300	06/18/14	2
State Street	USD	2,244	EUR	1,620	05/02/14	4
State Street	USD	59	EUR	42	05/05/14	—
State Street	USD	101	EUR	73	05/06/14	—
State Street	USD	477	EUR	344	05/06/14	—
State Street	USD	685	EUR	500	06/18/14	9
State Street	USD	687	EUR	500	06/18/14	7
State Street	USD	690	EUR	500	06/18/14	4
State Street	USD	693	EUR	500	06/18/14	1
State Street	USD	697	EUR	500	06/18/14	(3)
State Street	USD	1,112	EUR	800	06/18/14	(3)
State Street	USD	2,748	EUR	2,000	06/18/14	26
State Street	USD	147	GBP	87	05/06/14	—
State Street	USD	330	GBP	200	06/18/14	8
State Street	USD	332	GBP	200	06/18/14	6
State Street	USD	332	GBP	200	06/18/14	5
State Street	USD	332	GBP	200	06/18/14	5
State Street	USD	498	GBP	300	06/18/14	8
State Street	USD	129	HKD	1,000	06/18/14	—
State Street	USD	129	HKD	1,000	06/18/14	—
State Street	USD	129	HKD	1,000	06/18/14	—
State Street	USD	129	HKD	1,000	06/18/14	—
State Street	USD	36	JPY	3,738	05/02/14	—
State Street	USD	345	JPY	35,385	05/02/14	1
State Street	USD	16	JPY	1,657	05/07/14	—
State Street	USD	196	JPY	20,000	06/18/14	—
State Street	USD	296	JPY	30,000	06/18/14	(2)
State Street	USD	394	JPY	40,000	06/18/14	(2)
State Street	USD	395	JPY	40,000	06/18/14	(4)
State Street	USD	490	JPY	50,000	06/18/14	—
State Street	USD	239	NOK	1,434	05/02/14	2
State Street	USD	26	NOK	153	05/05/14	—
State Street	USD	5	SEK	33	05/06/14	—
State Street	USD	123	SEK	800	06/18/14	—
State Street	USD	158	SEK	1,000	06/18/14	(4)
State Street	USD	21	SGD	27	05/06/14	—
State Street	AUD	200	USD	188	06/18/14	2
State Street	AUD	300	USD	278	06/18/14	—
State Street	AUD	1,100	USD	1,027	06/18/14	9
State Street	CAD	300	USD	273	06/18/14	—
State Street	CAD	400	USD	365	06/18/14	—
State Street	CAD	1,400	USD	1,269	06/18/14	(7)
State Street	CHF	549	USD	624	05/02/14	—
State Street	CHF	89	USD	101	05/06/14	—
State Street	CHF	43,900	USD	50,341	06/18/14	442
State Street	DKK	89	USD	17	05/05/14	—
State Street	EUR	4	USD	5	05/02/14	—
State Street	EUR	332	USD	459	05/02/14	(1)
State Street	EUR	523	USD	724	05/02/14	(1)
State Street	EUR	100	USD	139	06/18/14	—
State Street	EUR	1,000	USD	1,382	06/18/14	(5)
State Street	EUR	1,200	USD	1,658	06/18/14	(7)
State Street	EUR	2,000	USD	2,774	06/18/14	—
State Street	GBP	300	USD	504	06/18/14	(3)

See accompanying notes which are an integral part of the financial statements.
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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	GBP	300	USD	502	06/18/14	(5)
State Street	GBP	400	USD	675	06/18/14	—
State Street	HKD	21	USD	3	05/05/14	—
State Street	HKD	1,000	USD	129	06/18/14	—
State Street	HKD	2,000	USD	258	06/18/14	—
State Street	HKD	3,000	USD	387	06/18/14	—
State Street	ILS	32	USD	9	05/02/14	—
State Street	JPY	7,746	USD	76	05/01/14	—
State Street	JPY	50,000	USD	489	06/18/14	—
State Street	JPY	50,000	USD	491	06/18/14	2
State Street	JPY	250,000	USD	2,444	06/18/14	(2)
State Street	SEK	1,000	USD	152	06/18/14	(1)
State Street	SEK	1,000	USD	154	06/18/14	—
State Street	SEK	2,500	USD	379	06/18/14	(6)
State Street	THB	4,206	USD	130	05/02/14	—
UBS	EUR	2,890	USD	3,994	06/18/14	(15)
UBS	GBP	1,180	USD	1,981	06/18/14	(11)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,086

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
							% of Net
Portfolio Summary	Level 1	Level 2		Level 3		Total	Assets
Common Stocks
Australia	$ 8,162		$—		$—	$8,162	0.2
Belgium	11,957		—		—	11,957	0.4
Bermuda	—		—		—	—	—
Canada	48,017		—		—	48,017	1.4
Cayman Islands	36,523		—		—	36,523	1.1
China	12,131		—		—	12,131	0.4
Denmark	11,351		—		—	11,351	0.3
Finland	11,818		—		—	11,818	0.3
France	272,865		—		—	272,865	8.0
Germany	175,815		—		—	175,815	5.1
Greece	5,383		—		—	5,383	0.2
Hong Kong	10,347		—		—	10,347	0.3
India	7,202		—		—	7,202	0.2
Ireland	63,337		—		—	63,337	1.9
Israel	8,465		—		—	8,465	0.2
Italy	36,394		—		—	36,394	1.1
Japan	148,598		—		—	148,598	4.3
Jersey	11,478		—		—	11,478	0.3
Luxembourg	11,438		—		—	11,438	0.3
Mexico	19,175		—		—	19,175	0.6
Netherlands	89,972		—		—	89,972	2.6
Netherlands Antilles	560		—		—	560	— *
Norway	16,737		—		—	16,737	0.5
Portugal	8,646		—		—	8,646	0.3
Russia	6,379		—		—	6,379	0.2
Singapore	5,976		—		—	5,976	0.2
South Africa	8,410		—		—	8,410	0.2

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
South Korea	46,326	—		—	46,326	1.4
Spain	4,046	—		—	4,046	0.1
Sweden	63,273	—		—	63,273	1.9
Switzerland	232,008	—		—	232,008	6.8
Thailand	5,019	—		—	5,019	0.1
United Kingdom	288,483	—		—	288,483	8.4
United States	1,468,053	—		—	1,468,053	42.9
Preferred Stocks	34,994	—		5	34,999	1.0
Warrants & Rights	103	—		—	103	— *
Short-Term Investments	—	191,919		—	191,919	5.6
Other Securities	—	128,338		—	128,338	3.8
Total Investments	3,189,441	320,257		5	3,509,703	102.6
Other Assets and Liabilities, Net						(2.6)
						100.0

Other Financial Instruments
Futures Contracts	(9,200)	—		—	(9,200)	(0.3)
Foreign Currency Exchange Contracts	9	1,077		—	1,086	(—*)
Total Other Financial Instruments**	$ (9,191)	$ 1,077		$—	$ (8,114)

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — April 30, 2014(Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,420
Variation margin on futures contracts*	5,995	—
Total	$5,995	$1,420

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$15,195	$—
Unrealized depreciation on foreign currency exchange contracts	—	334
Total	$15,195	$334

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$16,232	$—
Foreign currency-related transactions**	—	(9,091)
Total	$16,232	$(9,091)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(8,116)	$—
Foreign currency-related transactions***	—	4,083
Total	$(8,116)	$4,083

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$118,943	$—	$118,943
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,420	—	1,420
Futures Contracts	Variation margin on futures contracts	1,440	—	1,440
Total		$121,803	$—	$121,803

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of New York	$154	$154	$—	$—
Barclays	18,246	—	18,246	—
Brown Brothers Harriman	1	—	—	1
Citigroup	26,143	—	26,142	1
Credit Suisse	18,202	7	17,952	243
Deutsche Bank	81	—	54	27
Fidelity	1,934	—	1,934	—
Goldman Sachs	13,125	—	13,125	—
HSBC	35	35	—	—
JPMorgan Chase	2,553	—	2,553	—
Merrill Lynch	28,153	—	28,153	—
Morgan Stanley	2,389	—	949	1,440
Royal Bank of Canada	102	9	—	93
Standard Chartered	280	9	—	271
State Street	570	55	—	515
UBS	9,835	—	9,835	—
Total	$121,803	$269	$118,943	$2,591

162 Russell Global Equity Fund

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$877	$—	$877
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	334	—	334
Total		$1,211	$—	$1,211

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$17	$—	$—	$17
Bank of New York	159	154	—	5
Credit Suisse	7	7	—	—
HSBC	50	35	—	15
Morgan Stanley	876	—	876	—
Royal Bank of Canada	9	9	—	—
Standard Chartered	9	9	—	—
State Street	58	55	—	3
UBS	26	—	—	26
Total	$1,211	$269	$876	$66

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

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Russell Global Equity Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,741,307
Investments, at fair value(*)(>)	3,509,703
Cash (restricted)(a)	41,300
Foreign currency holdings	6
Unrealized appreciation on foreign currency exchange contracts	1,420
Receivables:
Dividends and interest	4,737
Dividends from affiliated Russell funds	34
Investments sold	13,445
Fund shares sold	4,460
Foreign capital gains taxes recoverable	1,560
Variation margin on futures contracts	1,440
Prepaid expenses	33
Total assets	3,578,138

Liabilities
Payables:
Due to custodian	1,701
Investments purchased	21,145
Fund shares redeemed	2,106
Accrued fees to affiliates	3,199
Other accrued expenses	360
Variation margin on futures contracts	877
Unrealized depreciation on foreign currency exchange contracts	334
Payable upon return of securities loaned	128,338
Total liabilities	158,060

Net Assets	$3,420,078

See accompanying notes which are an integral part of the financial statements.

164 Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$7,387
Accumulated net realized gain (loss)	48,678
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	768,396
Futures contracts	(9,200)
Foreign currency-related transactions	1,152
Shares of beneficial interest	2,979
Additional paid-in capital	2,600,686
Net Assets	$3,420,078
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.44
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.14
Class A — Net assets	$12,700,678
Class A — Shares outstanding ($.01 par value)	1,109,831
Net asset value per share: Class C(#)	$11.33
Class C — Net assets	$14,838,023
Class C — Shares outstanding ($.01 par value)	1,309,761
Net asset value per share: Class E(#)	$11.45
Class E — Net assets	$60,482,909
Class E — Shares outstanding ($.01 par value)	5,281,934
Net asset value per share: Class S(#)	$11.48
Class S — Net assets	$ 2,183,903,132
Class S — Shares outstanding ($.01 par value)	190,273,100
Net asset value per share: Class Y(#)	$11.49
Class Y — Net assets	$ 1,148,152,909
Class Y — Shares outstanding ($.01 par value)	99,896,428
Amounts in thousands
(*) Securities on loan included in investments	$118,943
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$320,257
(a) Cash Collateral for Futures	$41,300
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 165

Russell Investment Company

Russell Global Equity Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$32,612
Dividends from affiliated Russell funds	78
Securities lending income	250
Less foreign taxes withheld	(1,860)
Total investment income	31,080

Expenses
Advisory fees	15,669
Administrative fees	787
Custodian fees	375
Distribution fees - Class A	15
Distribution fees - Class C	54
Transfer agent fees - Class A	12
Transfer agent fees - Class C	15
Transfer agent fees - Class E	58
Transfer agent fees - Class S	2,105
Transfer agent fees - Class Y	24
Professional fees	74
Registration fees	73
Shareholder servicing fees - Class C	18
Shareholder servicing fees - Class E	73
Trustees’ fees	38
Printing fees	126
Miscellaneous	21
Total expenses	19,537
Net investment income (loss)	11,543

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	47,311
Futures contracts	16,232
Foreign currency-related transactions	(8,990)
Net realized gain (loss)	54,553
Net change in unrealized appreciation (depreciation) on:
Investments	124,847
Futures contracts	(8,116)
Foreign currency-related transactions	4,046
Net change in unrealized appreciation (depreciation)	120,777
Net realized and unrealized gain (loss)	175,330
Net Increase (Decrease) in Net Assets from Operations	$186,873

See accompanying notes which are an integral part of the financial statements.

166 Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,543	$29,243
Net realized gain (loss)	54,553	203,518
Net change in unrealized appreciation (depreciation)	120,777	487,338
Net increase (decrease) in net assets from operations	186,873	720,099

Distributions
From net investment income
Class A	(47)	(73)
Class E	(220)	(403)
Class S	(13,352)	(17,023)
Class Y	(8,451)	(12,946)
From net realized gain
Class A	(206)	—
Class C	(258)	—
Class E	(1,009)	—
Class S	(37,208)	—
Class Y	(18,439)	—
Net decrease in net assets from distributions	(79,190)	(30,445)

Share Transactions*
Net increase (decrease) in net assets from share transactions	84,980	(112,917)
Total Net Increase (Decrease) in Net Assets	192,663	576,737

Net Assets
Beginning of period	3,227,415	2,650,678
End of period	$3,420,078	$3,227,415
Undistributed (overdistributed) net investment income included in net assets	$7,387	$17,914

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 167

Russell Investment Company Russell Global Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	156	$1,755	241	$2,447
Proceeds from reinvestment of distributions	22	246	8	72
Payments for shares redeemed	(100)	(1,134)	(323)	(3,147)
Net increase (decrease)	78	867	(74)	(628)
Class C
Proceeds from shares sold	152	1,695	282	2,788
Proceeds from reinvestment of distributions	23	257	—	—
Payments for shares redeemed	(154)	(1,721)	(355)	(3,526)
Net increase (decrease)	21	231	(73)	(738)
Class E
Proceeds from shares sold	566	6,393	988	9,849
Proceeds from reinvestment of distributions	103	1,157	42	380
Payments for shares redeemed	(463)	(5,224)	(1,338)	(13,533)
Net increase (decrease)	206	2,326	(308)	(3,304)
Class S
Proceeds from shares sold	25,703	290,664	51,046	511,971
Proceeds from reinvestment of distributions	4,413	49,647	1,826	16,653
Payments for shares redeemed	(26,827)	(303,229)	(40,908)	(410,880)
Net increase (decrease)	3,289	37,082	11,964	117,744
Class Y
Proceeds from shares sold	12,341	139,172	2,312	22,320
Proceeds from reinvestment of distributions	2,388	26,890	1,405	12,814
Payments for shares redeemed	(10,691)	(121,588)	(26,270)	(261,125)
Net increase (decrease)	4,038	44,474	(22,553)	(225,991)
Total increase (decrease)	7,632	$84,980	(11,044)	$(112,917)

See accompanying notes which are an integral part of the financial statements.

168 Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	11.07	.02	.60	.62	(.05)	(.20)
October 31, 2013	8.76	.07	2.31	2.38	(.07)	—
October 31, 2012	8.37	.06	.38	.44	(.05)	—
October 31, 2011	8.41	.04	(.05)	(.01)	(.03)	—
October 31, 2010	7.29	.02	1.19	1.21	(.09)	—
October 31, 2009	6.07	.07	1.23	1.30	(.08)	—

Class C
April 30, 2014*	10.96	(.02)	.59	.57	—	(.20)
October 31, 2013	8.66	(.01)	2.31	2.30	—	—
October 31, 2012	8.29	—(f)	.37	.37	—	—
October 31, 2011	8.37	(.03)	(.05)	(.08)	—	—
October 31, 2010	7.26	(.04)	1.18	1.14	(.03)	—
October 31, 2009	6.02	.04	1.21	1.25	(.01)	—

Class E
April 30, 2014*	11.07	.02	.60	.62	(.04)	(.20)
October 31, 2013	8.76	.07	2.31	2.38	(.07)	—
October 31, 2012	8.38	.06	.37	.43	(.05)	—
October 31, 2011	8.42	.04	(.06)	(.02)	(.02)	—
October 31, 2010	7.30	.02	1.18	1.20	(.08)	—
October 31, 2009	6.07	.08	1.22	1.30	(.07)	—

Class S
April 30, 2014*	11.11	.04	.60	.64	(.07)	(.20)
October 31, 2013	8.79	.09	2.33	2.42	(.10)	—
October 31, 2012	8.41	.08	.37	.45	(.07)	—
October 31, 2011	8.45	.06	(.06)	—	(.04)	—
October 31, 2010	7.32	.04	1.19	1.23	(.10)	—
October 31, 2009	6.09	.09	1.23	1.32	(.09)	—

Class Y
April 30, 2014*	11.14	.05	.59	.64	(.09)	(.20)
October 31, 2013	8.81	.11	2.33	2.44	(.11)	—
October 31, 2012	8.42	.10	.38	.48	(.09)	—
October 31, 2011	8.46	.08	(.07)	.01	(.05)	—
October 31, 2010	7.32	.05	1.20	1.25	(.11)	—
October 31, 2009	6.09	.11	1.21	1.32	(.09)	—

See accompanying notes which are an integral part of the financial statements.

169 Russell Global Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.25)	11.44	5.59	12,701	1.49	1.49	.40	17
(.07)	11.07	27.37	11,427	1.49	1.49	.67	82
(.05)	8.76	5.32	9,684	1.48	1.48	.72	107
(.03)	8.37	(.18)	9,598	1.50	1.50	.45	83
(.09)	8.41	16.66	7,732	1.49	1.49	.22	74
(.08)	7.29	21.82	4,612	1.52	1.52	1.15	127

(.20)	11.33	5.22	14,838	2.24	2.24	(.36)	17
—	10.96	26.56	14,118	2.24	2.24	(.08)	82
—	8.66	4.46	11,794	2.23	2.23	(.02)	107
—	8.29	(.96)	14,319	2.25	2.25	(.31)	83
(.03)	8.37	15.76	12,471	2.24	2.24	(.53)	74
(.01)	7.26	20.82	8,672	2.26	2.26	.61	127

(.24)	11.45	5.66	60,483	1.49	1.49	.39	17
(.07)	11.07	27.41	56,210	1.49	1.49	.67	82
(.05)	8.76	5.25	47,176	1.48	1.48	.71	107
(.02)	8.38	(.19)	47,601	1.50	1.50	.47	83
(.08)	8.42	16.59	36,042	1.49	1.49	.29	74
(.07)	7.30	21.77	14,492	1.51	1.51	1.28	127

(.27)	11.48	5.81	2,183,903	1.24	1.24	.64	17
(.10)	11.11	27.74	2,078,046	1.24	1.24	.92	82
(.07)	8.79	5.49	1,538,904	1.23	1.23	.97	107
(.04)	8.41	.01	1,391,111	1.25	1.25	.70	83
(.10)	8.45	16.92	1,080,410	1.24	1.24	.50	74
(.09)	7.32	22.07	426,936	1.26	1.26	1.53	127

(.29)	11.49	5.80	1,148,153	1.04	1.04	.85	17
(.11)	11.14	28.01	1,067,614	1.04	1.04	1.13	82
(.09)	8.81	5.79	1,043,120	1.05	1.05	1.18	107
(.05)	8.42	.13	1,215,633	1.07	1.07	.85	83
(.11)	8.46	17.06	1,296,377	1.06	1.06	.71	74
(.09)	7.32	22.35	507,772	1.09	1.09	1.81	127

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 170

Russell Investment Company Russell Emerging Markets Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$977.70	$1,016.07
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$8.63	$8.80

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.76%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$974.20	$1,012.35

Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$12.29	$12.52
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.51%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2013	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2014	$978.20	$1,016.07
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$8.63	$8.80
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Emerging Markets Fund 171

Russell Investment Company Russell Emerging Markets Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$979.40	$1,017.31
Expenses Paid During Period*	$7.41	$7.55

* Expenses are equal to the Fund's annualized expense ratio of 1.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$980.20	$1,018.30
Expenses Paid During Period*	$6.43	$6.56

* Expenses are equal to the Fund's annualized expense ratio of 1.31% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

172 Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 90.8%			Gafisa SA(Æ)	248,700	405
			Gerdau SA - ADR	211,839	1,273
Argentina - 0.1%			Gerdau SA(Æ)	1,165	6
YPF SA - ADR(Ñ)	51,600	1,469	Gol Linhas Aereas Inteligentes SA -
			ADR(Æ)(Ñ)	442,500	2,876
Austria - 0.1%			Grendene SA	280,184	1,772
Vienna Insurance Group AG	29,202	1,557	Grupo BTG Pactual	152,087	2,076
			Hypermarcas SA	715,300	5,271
Bermuda - 1.5%			Itau Unibanco Holding SA - ADR	866,440	14,175
			JBS SA(Æ)	1,638,600	5,659
Asian Citrus Holdings, Ltd.	1,010,000	210	Light SA	329,400	2,630
Brilliance China Automotive Holdings,			Lojas Renner SA	123,401	3,631
Ltd.	4,756,000	7,349	Minerva SA(Æ)	141,600	636
China Foods, Ltd.(Æ)	901,732	305	MRV Engenharia e Participacoes SA	701,000	2,220
Cosan, Ltd. Class A	162,200	1,967	Odontoprev SA	1,202,500	4,827
Credicorp, Ltd.	41,486	6,192	Petroleo Brasileiro SA - ADR(Æ)(Ñ)	3,064,459	43,315
First Pacific Co., Ltd.	2,367,519	2,623	Porto Seguro SA	382,653	5,577
Haier Electronics Group Co., Ltd.(Æ)	1,791,000	4,398	Rossi Residencial SA(Æ)	1,450,577	1,041
Hopson Development Holdings, Ltd.(Æ)	490,000	479	Sao Martinho SA	54,100	810
Huabao International Holdings, Ltd.	7,528,000	3,564	Telefonica Brasil SA - ADR(Ñ)	364,870	7,735
Kosmos Energy, Ltd.(Æ)	53,662	586	Tim Participacoes SA - ADR	372,800	10,032
Nine Dragons Paper Holdings, Ltd.	5,693,000	3,738	Tractebel Energia SA	60,001	892
Skyworth Digital Holdings, Ltd.(Æ)	4,056,000	1,941	Ultrapar Participacoes SA	41,892	1,052
SmarTone Telecommunications			Usinas Siderurgicas de Minas Gerais
Holdings, Ltd.(Ñ)	1,375,000	1,417	SA(Æ)	160,700	577
TPV Technology, Ltd.	870,000	145	Vale SA Class B - ADR(Ñ)	2,186,445	26,867
VTech Holdings, Ltd.	181,440	2,504
Yue Yuen Industrial Holdings, Ltd.	1,176,500	3,634			285,855

		41,052	Canada - 0.4%

Brazil - 10.2%			First Quantum Minerals, Ltd.(Æ)(Ñ)	511,080	10,179
			Torex Gold Resources, Inc.(Æ)	445,605	496
ALL - America Latina Logistica SA	1,355,523	5,368
AMBEV SA - ADR	1,641,800	11,903			10,675
B2W Cia Digital(Æ)	660,253	7,338
Banco Bradesco SA - ADR	462,390	6,876	Cayman Islands - 7.1%
Banco do Brasil SA	1,728,600	18,148	51job, Inc. - ADR(Æ)(Ñ)	72,994	4,923
Banco Santander Brasil SA - ADR(Æ)			AAC Technologies Holdings, Inc.	427,904	2,390
(Ñ)	1,496,985	9,955	Agile Property Holdings, Ltd.	976,000	792
Banco Santander Brasil SA	416,792	2,785	ANTA Sports Products, Ltd.	1,215,000	1,777
BB Seguridade Participacoes SA	742,700	8,704	Asia Cement China Holdings Corp.	458,000	333
BM&FBovespa SA	734,800	3,757	ASM Pacific Technology, Ltd.	1,181,566	13,137
BR Malls Participacoes SA	251,359	2,163	Baidu, Inc. - ADR(Æ)	128,900	19,831
Braskem SA - ADR(Ñ)	215,538	2,931	Belle International Holdings, Ltd. Class
BRF SA - ADR(Æ)	244,300	5,521	H	1,623,000	1,681
BRF SA(Æ)	110,900	2,512	Casetek Holdings, Ltd.	491,000	2,569
CCR SA	269,892	2,112	Chaowei Power Holdings, Ltd.	899,000	463
Centrais Eletricas Brasileiras SA(Æ)	507,700	1,771	China Forestry Holdings Co., Ltd.(Æ)	871,100	—
Cia Brasileira de Distribuicao - ADR(Ñ)	393,000	18,691	China Great Star International, Ltd.(Æ)	286,703	870
Cia de Saneamento Basico do Estado de			China Hongqiao Group, Ltd.	579,000	396
Sao Paulo(Æ)	334,440	3,168	China Lesso Group Holdings, Ltd.	1,829,000	972
Cia de Saneamento Basico do Estado de			China Lumena New Materials Corp.(Ñ)	3,024,000	488
Sao Paulo - ADR(Æ)	35,400	336	China Mengniu Dairy Co., Ltd.	1,598,000	8,214
Cia de Saneamento de Minas			China Metal Recycling Holdings, Ltd.
Gerais-COPASA(Æ)	264,400	4,127	(Æ)	335,400	408
Cia Energetica de Minas Gerais			China Resources Cement Holdings, Ltd.	2,478,000	1,720
- ADR(Ñ)	481,581	3,631	China Sanjiang Fine Chemicals Co.,
Cia Paranaense de Energia - ADR(Ñ)	166,700	2,392	Ltd.(Ñ)	1,494,000	653
Cielo SA	591,500	10,478	CIFI Holdings Group Co., Ltd.	9,574,000	1,815
Even Construtora e Incorporadora SA	990,000	3,188	CIMC Enric Holdings, Ltd.	1,784,000	2,582
Fibria Celulose SA - ADR(Æ)(Ñ)	266,400	2,645	CKH Food & Health, Ltd.(Æ)	217,221	821

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 173

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Coolpad Group, Ltd.	5,676,000	2,453	BBMG Corp. Class H	716,500	504
Country Garden Holdings Co., Ltd.	11,891,000	4,770	Beijing Capital Land, Ltd. Class H	892,000	300
Ctrip.com International, Ltd. - ADR(Æ)	134,900	6,305	Beijing Yanjing Brewery Co., Ltd. Class
ENN Energy Holdings, Ltd.	488,000	3,412	A	1,198,796	1,224
Eurasia Drilling Co., Ltd. - GDR	45,175	1,114	China BlueChemical, Ltd.	3,484,287	1,870
Evergrande Real Estate Group, Ltd.(Ñ)	3,678,000	1,641	China Cinda Asset Management Co.,
GCL-Poly Energy Holdings, Ltd.(Æ)	11,444,000	3,424	Ltd. Class H(Æ)(Ñ)	18,029,400	9,069
Ginko International Co., Ltd.	197,000	3,307	China CITIC Bank Corp., Ltd. Class H	12,921,000	7,700
Golden Eagle Retail Group, Ltd.	1,622,079	2,092	China Construction Bank Corp. Class H	38,540,120	26,595
Greentown China Holdings, Ltd.	2,101,500	2,114	China Life Insurance Co., Ltd. Class H	530,000	1,366
HOSA International, Ltd.(Ñ)	222,000	69	China Merchants Bank Co., Ltd. Class H	4,782,967	8,538
Ju Teng International Holdings, Ltd.	3,245,000	2,398	China National Building Material Co.,
Kaisa Group Holdings, Ltd.(Ñ)	4,225,000	1,341	Ltd. Class H	5,889,841	5,569
KWG Property Holding, Ltd.	9,391,400	5,197	China Pacific Insurance Group Co., Ltd.
Li Ning Co., Ltd.(Æ)	1,458,405	1,016	Class H	2,007,600	6,292
Longfor Properties Co., Ltd.	4,840,552	6,256	China Petroleum & Chemical Corp.
Melco Crown Entertainment, Ltd. - ADR	106,180	3,629	Class H	13,992,750	12,363
MGM China Holdings, Ltd.	604,800	2,106	China Railway Construction Corp., Ltd.
Mindray Medical International, Ltd.			Class H	1,850,500	1,530
- ADR(Ñ)	44,632	1,475	China Shenhua Energy Co., Ltd. Class H	2,007,000	5,436
Minth Group, Ltd.	226,000	355	China Telecom Corp., Ltd. Class H	3,404,000	1,748
Mongolian Mining Corp.(Æ)(Ñ)	2,338,052	193	Chongqing Rural Commercial Bank
NetEase, Inc. - ADR(Ñ)	36,630	2,494	Class H	4,040,000	1,772
Pacific Textiles Holdings, Ltd.	1,083,000	1,374	Dongfeng Motor Group Co., Ltd. Class H	196,000	261
Parkson Retail Group, Ltd.	1,567,308	459	Great Wall Motor Co., Ltd. Class H	903,000	4,088
Real Gold Mining, Ltd.(Æ)	463,232	—	Gree Electric Appliances, Inc.(Æ)	16,600	80
Sands China, Ltd.	2,150,000	15,696	Guangzhou R&F Properties Co., Ltd.	601,200	785
Shenzhou International Group Holdings,			Huadian Power International Corp., Ltd.
Ltd.	648,000	2,232	Class H	3,252,000	1,766
Shimao Property Holdings, Ltd.	2,230,500	4,402	Industrial & Commercial Bank of China,
SINA Corp.(Æ)	55,900	2,672	Ltd. Class H	48,886,000	29,131
TCL Communication Technology			Jiangsu Expressway Co., Ltd. Class H	2,158,000	2,430
Holdings, Ltd.	933,000	995	Jiangsu Yanghe Brewery Joint-Stock Co.,
Tencent Holdings, Ltd.	195,800	12,203	Ltd. Class A	37,181	336
Tingyi Cayman Islands Holding Corp.	4,326,000	12,024	PetroChina Co., Ltd. - ADR	18,800	2,168
Trina Solar, Ltd. - ADR(Æ)(Ñ)	661,500	7,396	Ping An Insurance Group Co. of China,
Uni-President China Holdings, Ltd.	3,651,000	3,023	Ltd. Class H	446,500	3,303
WuXi PharmaTech Cayman, Inc.			Shanghai Mechanical and Electrical
- ADR(Æ)	85,222	2,897	Industry Co., Ltd. Class B	438,639	765
Xingda International Holdings, Ltd.	3,344,000	1,471	Shanghai Pharmaceuticals Holding Co.,
Xinyi Glass Holdings, Ltd.	5,724,000	4,504	Ltd. Class H	1,799,100	3,295
Youku Tudou, Inc. - ADR(Æ)(Ñ)	125,200	2,791	Sinotrans, Ltd. Class H	429,000	237
Yuzhou Properties Co., Ltd.(Æ)	2,041,000	471	Tsingtao Brewery Co., Ltd. Class H	1,188,000	8,650
		198,606	Weiqiao Textile Co. Class H	663,000	369
			Wumart Stores, Inc. Class H	1,974,327	1,938
Chile - 0.3%			Xidelang Holdings, Ltd.(Æ)	2,973,100	209
			Zhejiang Expressway Co., Ltd. Class H	1,084,000	938
Cia Cervecerias Unidas SA - ADR	166,489	1,962	Zoomlion Heavy Industry Science and
Embotelladora Andina SA - ADR(Ñ)	37,685	893	Technology Co., Ltd.	3,232,925	2,156
Entel Chile SA	188,537	2,315	ZTE Corp. Class H(Ñ)	2,255,600	4,603
Sociedad Quimica y Minera de Chile
SA - ADR	87,600	2,794			175,854

		7,964	Colombia - 0.3%

China - 6.3%			Almacenes Exito SA	158,697	2,417
			Bancolombia SA	114,038	1,566
Angang Steel Co., Ltd. Class H(Æ)(Ñ)	1,142,000	692	Bancolombia SA - ADR(Ñ)	53,881	3,068
Anhui Conch Cement Co., Ltd. Class			Ecopetrol SA - ADR(Ñ)	61,300	2,298
H(Ñ)	2,074,057	7,705
Anhui Conch Cement Co., Ltd. Class A	366,346	995			9,349
Bank of China, Ltd. Class H	16,093,000	7,078

See accompanying notes which are an integral part of the financial statements.
174 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cyprus - 0.0%			India - 6.8%
Global Ports Investments PLC - GDR	37,002	342	Aban Offshore, Ltd.	126,678	1,079
Global Ports Investments PLC - GDR(Þ)	32,776	303	Allahabad Bank	1,331,746	2,209
QIWI PLC - ADR(Ñ)	7,143	207	Ambuja Cements, Ltd.	2,112,529	6,926
		852	Andhra Bank	42,029	47
			Apollo Tyres, Ltd.	1,015,182	2,677
Czech Republic - 0.4%			Axis Bank, Ltd.	315,765	7,943
			Bank of Baroda	429,696	5,820
Komercni Banka AS	48,804	11,246	Bank of India	407,110	1,580
			Bharti Airtel, Ltd.	2,037,249	11,080
			Cairn India, Ltd.	758,725	4,216
Egypt - 0.1%			Canara Bank	483,087	2,288
Commercial International Bank Egypt			Ceat, Ltd.	104,728	675
SAE	427,017	2,284	Dabur India, Ltd. Class A	1,590,627	4,727
			Financial Technologies India, Ltd.	91,657	479
Greece - 0.1%			Firstsource Solutions, Ltd.(Æ)	264,915	140
Aegean Airlines SA(Æ)	23,084	239	HCL Technologies, Ltd.	87,890	2,044
Hellenic Telecommunications			Hero MotoCorp, Ltd.	47,227	1,723
Organization SA(Æ)	114,288	1,822	Housing Development & Infrastructure,
Mytilineos Holdings SA(Æ)	30,065	268	Ltd.(Æ)	1,227,127	1,394
Public Power Corp. SA	77,662	1,173	ICICI Bank, Ltd.	170,280	3,510
			ICICI Bank, Ltd. - ADR	105,920	4,520
		3,502	Indiabulls Housing Finance Ltd(Æ)	29,233	145
			Indiabulls Real Estate, Ltd.	1,182,815	1,220
Hong Kong - 2.7%			Indian Bank	197,353	423
AIA Group, Ltd.	1,880,400	9,120	Infosys, Ltd. - ADR(Ñ)	24,731	1,328
BYD Electronic International Co., Ltd.			Infosys, Ltd.	17,121	903
(Æ)	5,848,000	3,606	ITC, Ltd.	1,350,559	7,630
China Everbright, Ltd.	240,000	321	Jammu & Kashmir Bank, Ltd. (The)	20,123	559
China Merchants Holdings International			JK Tyre & Industries, Ltd.	73,172	244
Co., Ltd.	1,696,486	5,306	Kaveri Seed Co., Ltd.	45,108	473
China Mobile, Ltd.	412,232	3,919	Kotak Mahindra Bank, Ltd.	413,291	5,500
China Mobile, Ltd. - ADR(Ñ)	101,365	4,808	Lupin, Ltd.	218,784	3,590
China Overseas Land & Investment, Ltd.	3,690,667	9,054	Mahindra & Mahindra, Ltd.	126,242	2,248
China Power International Development,			Maruti Suzuki India, Ltd.	266,338	8,491
Ltd.(Ñ)	2,303,000	829	Polaris Financial Technology, Ltd.	292,657	866
China Resources Enterprise, Ltd.	1,654,480	4,705	Power Finance Corp., Ltd.	284,627	868
China Resources Power Holdings Co.,			Punjab National Bank	193,513	2,513
Ltd.	754,000	1,896	Reliance Industries, Ltd.	915,775	14,208
China Unicom Hong Kong, Ltd.			Reliance Industries, Ltd. - GDR(Þ)	513,094	15,906
- ADR(Ñ)	142,315	2,182	Shriram Transport Finance Co., Ltd.	38,087	464
CNOOC, Ltd.	3,842,000	6,353	State Bank of India	88,860	3,062
CNOOC, Ltd. - ADR	37,366	6,173	Sun Pharmaceutical Industries, Ltd.	765,566	8,032
Franshion Properties China, Ltd.	1,970,000	620	Tata Chemicals, Ltd.	316,601	1,493
Galaxy Entertainment Group, Ltd.(Æ)	1,062,000	8,335	Tata Consultancy Services, Ltd.	92,230	3,348
Guangdong Investment, Ltd.	864,000	939	Tata Global Beverages, Ltd.	1,201,883	2,978
Lenovo Group, Ltd.	6,374,000	7,251	Tata Motors, Ltd. Class A	1,441,520	5,410
PAX Global Technology, Ltd.(Æ)(Ñ)	613,000	319	Tata Motors, Ltd.	687,840	4,730
SinoMedia Holding, Ltd.(Ñ)	799,000	701	Tata Motors, Ltd. - ADR	422,900	15,825
		76,437	Tech Mahindra, Ltd.	14,482	440
			UCO Bank	540,322	683
Hungary - 0.5%			Ultratech Cement, Ltd.	57,470	1,931
			Union Bank of India	945,669	2,370
MOL Hungarian Oil & Gas PLC	32,440	1,863	United Phosphorus, Ltd.	1,109,339	4,931
MOL Hungarian Oil & Gas PLC - ADR	4,213	121	Zee Entertainment Enterprises, Ltd.	630,433	2,745
OTP Bank PLC	136,629	2,602
Richter Gedeon Nyrt	602,826	10,320			190,634

		14,906	Indonesia - 2.4%
			Alam Sutera Realty Tbk PT	27,918,900	1,280

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 175

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Astra Agro Lestari Tbk PT	639,000	1,625	Ternium SA - ADR	242,994	6,964
Astra International Tbk PT	6,970,800	4,477			28,966
Bank Mandiri Persero Tbk PT	3,972,500	3,376
Bank Negara Indonesia Persero Tbk			Malaysia - 1.0%
PT(Æ)	3,066,700	1,277
Bank Rakyat Indonesia Persero Tbk			Axiata Group BHD	2,866,000	5,907
PT(Æ)	16,645,600	14,253	British American Tobacco Malaysia
Bank Tabungan Pensiunan Nasional Tbk			BHD	133,200	2,496
PT(Æ)	486,400	171	CIMB Group Holdings BHD	960,984	2,210
Ciputra Development Tbk PT	14,259,600	1,252	IJM Corp. BHD	1,527,000	2,983
Energi Mega Persada Tbk PT(Æ)	50,144,000	408	Inari Amertron BHD	1,111,700	892
Indocement Tunggal Prakarsa Tbk PT	1,623,271	3,082	KSL Holdings BHD(Æ)	374,500	247
Indofood CBP Sukses Makmur Tbk PT	6,921,400	5,987	Lafarge Malayan Cement BHD(Æ)	238,341	664
Lippo Cikarang Tbk PT(Æ)	797,800	526	Malayan Banking BHD	844,800	2,561
Lippo Karawaci Tbk PT	15,544,200	1,438	Padini Holdings Berhad(Æ)	232,300	142
Malindo Feedmill Tbk PT	9,159,088	2,369	Petronas Dagangan BHD	211,061	1,958
Media Nusantara Citra Tbk PT	12,189,625	2,862	Puncak Niaga Holdings BHD	283,300	253
Modernland Realty Tbk PT(Æ)	7,538,600	286	Sapurakencana Petroleum BHD(Æ)	2,154,500	2,844
Perusahaan Perkebunan London			Tenaga Nasional BHD	347,700	1,267
Sumatra Indonesia Tbk PT	11,277,100	2,390	UEM Sunrise BHD	4,329,500	3,049
Ramayana Lestari Sentosa Tbk PT	5,036,892	558	Westports Holdings BHD	586,446	453
Semen Indonesia Persero Tbk PT	5,198,425	6,677			27,926
Summarecon Agung Tbk PT	6,131,900	589
Surya Semesta Internusa Tbk PT	26,403,600	1,895	Mexico - 4.2%
Tambang Batubara Bukit Asam Persero			Alfa SAB de CV Class A	1,922,000	5,061
Tbk PT	1,702,000	1,454	America Movil SAB de CV - ADR	629,334	12,637
Telekomunikasi Indonesia Persero Tbk			Cemex SAB de CV - ADR(Æ)	1,659,662	20,978
PT	12,550,500	2,459	Coca-Cola Femsa SAB de CV - ADR(Ñ)	15,400	1,724
United Tractors Tbk PT	2,432,326	4,565	Corp. Moctezuma SAB de CV(Å)	284,063	868
Wijaya Karya Persero Tbk PT	8,485,400	1,662	Empresas ICA SAB de CV - ADR(Æ)(Ñ)	205,700	1,483
		66,918	Fomento Economico Mexicano SAB de
			CV - ADR	101,700	9,231
Ireland - 0.1%			Genomma Lab Internacional SAB de CV
Dragon Oil PLC	298,280	3,173	Class B(Æ)	907,476	2,300
			Gruma SAB de CV Class B(Æ)	582,550	5,147
			Grupo Aeroportuario del Sureste SAB de
Israel - 0.4%			CV - ADR	31,400	3,839
Israel Chemicals, Ltd.	293,420	2,600	Grupo Financiero Banorte SAB de CV
Teva Pharmaceutical Industries, Ltd.			Class O	2,646,067	17,542
- ADR	175,000	8,550	Grupo Financiero Inbursa SAB de CV
		11,150	Class O	802,054	2,051
			Grupo Lala SAB de CV Class B	713,197	1,652
Jersey - 0.2%			Grupo Mexico SAB de CV	1,940,700	5,828
Randgold Resources, Ltd.	39,817	3,213	Grupo Simec SAB de CV Class B(Æ)	118,977	448
West China Cement, Ltd.	11,229,485	1,217	Grupo Televisa SAB - ADR	670,500	21,999
			Kimberly-Clark de Mexico SAB de CV
		4,430	Class A	528,393	1,374
			Megacable Holdings SAB de CV	406,403	1,612
Kazakhstan - 0.1%			Wal-Mart de Mexico SAB de CV	956,573	2,419
KazMunaiGas Exploration Production					118,193
JSC - GDR	148,040	2,203
			Netherlands - 0.2%
Luxembourg - 1.0%			Nostrum Oil & Gas, LP - GDR	160,512	1,605
Kernel Holding SA(Æ)(Ñ)	222,208	2,057	OCI(Æ)	92,669	3,963
MHP SA - GDR	120,144	1,413	X5 Retail Group NV - GDR(Æ)	49,220	865
O'Key Group SA - GDR	15,666	138	Yandex NV Class A(Æ)	24,100	639
SHS Genesis Smaller Co.	102,456	13,650			7,072
Tenaris SA - ADR(Ñ)	107,700	4,744

See accompanying notes which are an integral part of the financial statements.
176 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nigeria - 0.6%			Surgutneftegas OAO - ADR	400,966	2,839
Dangote Cement PLC	723,970	1,018			146,179
FBN Holdings PLC	3,369,421	297
FCMB Group PLC(Æ)	15,631,592	344	South Africa - 4.8%
Guaranty Trust Bank PLC	26,456,217	4,320	African Bank Investments, Ltd.(Ñ)	887,049	1,051
Guaranty Trust Bank PLC - GDR	245,944	2,066	Anglo American Platinum, Ltd.(Æ)	22,395	1,064
Nigerian Breweries PLC	2,428,599	2,268	AngloGold Ashanti, Ltd. - ADR	393,500	7,122
United Bank for Africa PLC Class A	23,482,152	987	ArcelorMittal South Africa, Ltd. Class
Zenith Bank PLC	40,615,824	5,739	H(Æ)	155,121	546
		17,039	Aspen Pharmacare Holdings, Ltd.	476,703	12,686
			AVI, Ltd.	448,635	2,474
Panama - 0.2%			Bidvest Group, Ltd.(Æ)	452,326	12,404
Copa Holdings SA Class A	38,900	5,262	Capitec Bank Holdings, Ltd.(Ñ)	27,326	591
			Discovery Holdings, Ltd.	1,408,790	12,212
			FirstRand, Ltd.	1,244,905	4,575
			Foschini Group, Ltd. (The)	176,398	1,819
Philippines - 0.8%			Life Healthcare Group Holdings, Ltd.	335,116	1,330
Alliance Global Group, Inc.	7,946,900	5,553	Massmart Holdings, Ltd.	105,500	1,396
Ayala Land, Inc.	2,179,033	1,471	MMI Holdings, Ltd.	769,056	1,930
Metropolitan Bank & Trust Co. - ADR	2,070,978	3,935	Mr Price Group, Ltd.	79,420	1,195
SM Investments Corp.	336,028	5,465	MTN Group, Ltd.	92,624	1,856
Universal Robina Corp.	1,527,790	5,003	Naspers, Ltd. Class N	180,912	17,059
		21,427	Pick n Pay Holdings, Ltd.	38,790	94
			Pick n Pay Stores, Ltd.	225,964	1,288
Poland - 0.3%			Remgro, Ltd.	154,084	3,100
Alior Bank SA(Æ)(Ñ)	29,993	791	Reunert, Ltd.	224,929	1,475
Bank Pekao SA	60,074	3,846	Sappi, Ltd. - ADR(Æ)	1,452,065	4,598
KGHM Polska Miedz SA	25,210	912	Sasol, Ltd. - ADR	148,650	8,237
PGE SA	343,297	2,381	Sibanye Gold, Ltd.	1,035,252	2,677
Polski Koncern Naftowy Orlen S.A.	113,769	1,702	Standard Bank Group, Ltd.	1,293,553	16,978
			Steinhoff International Holdings, Ltd.	955,007	4,957
		9,632	Super Group, Ltd.(Æ)	178,860	482
			Telkom SA SOC, Ltd.(Æ)	601,621	2,150
Qatar - 0.2%			Vodacom Group, Ltd. - ADR	380,001	4,531
Industries Qatar QSC	93,611	4,577	Woolworths Holdings, Ltd.	426,977	2,902
					134,779
Russia - 5.2%
Alrosa AO	3,546,777	3,665	South Korea - 12.7%
Federal Grid Co. Unified Energy System			Amorepacific Corp.	2,987	3,859
JSC Class T(Æ)	689,680,000	1,068	Asia Paper Manufacturing Co., Ltd.	5,070	94
Gazprom OAO - ADR(Æ)	2,644,475	19,072	AtlasBX Co., Ltd.	1,710	70
Gazprom OAO - ADR	2,385,337	17,222	Bluecom Co., Ltd.	11,436	177
LSR Group - GDR(Æ)	196,281	587	BS Financial Group, Inc.	134,140	2,051
LSR Group	6,272	86	CJ Korea Express Co., Ltd.(Æ)	18,355	1,936
Lukoil OAO - ADR(Æ)	478,251	25,309	CJ O Shopping Co., Ltd.	2,977	1,051
Lukoil OAO - ADR	167,496	8,852	Coway Co., Ltd.	24,058	1,898
Magnit OJSC - GDR	100,738	4,740	Daeduck GDS Co., Ltd.	23,160	382
MMC Norilsk Nickel OJSC - ADR	219,650	3,960	Daum Communications Corp.	4,926	357
Mobile Telesystems OJSC - ADR	447,600	7,502	DGB Financial Group, Inc.	284,490	4,309
Moscow Exchange MICEX-RTS OAO	1,708,833	2,532	DK UIL Co., Ltd.	14,028	187
NovaTek OAO - GDR	63,881	6,599	E-Mart Co., Ltd.	5,793	1,323
Novolipetsk Steel OJSC - GDR(Æ)	124,493	1,445	GS Home Shopping, Inc.	5,305	1,198
Phosagro OAO - GDR(Æ)	35,445	411	Halla Visteon Climate Control Corp.	88,080	3,674
PhosAgro OAO(Æ)	508,287	5,901	Hankook Tire Co., Ltd.	213,344	12,326
Raspadskaya OAO(Æ)	297,534	145	Hankook Tire Worldwide Co., Ltd.	79,570	1,609
Rosneft OAO - GDR(Æ)	509,444	3,196	Harim Holdings Co., Ltd.(Æ)	69,743	351
Rosneft Oil Co. - GDR	716,767	4,496	Hyosung Corp.	55,950	3,991
Sberbank of Russia	5,364,446	10,917	Hyundai Hysco Co., Ltd.	46,590	2,484
Sberbank of Russia - ADR(Æ)(Ñ)	1,862,000	15,635	Hyundai Mobis	13,031	3,720

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 177

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hyundai Motor Co.	88,934	19,796	Taiwan - 8.8%
Iljin Holdings Co., Ltd.	118,560	717	Advanced Semiconductor Engineering,
Industrial Bank of Korea	128,240	1,576	Inc.	6,797,459	7,878
Jahwa Electronics Co., Ltd.	42,010	750	Advanced Semiconductor Engineering,
JB Financial Group Co., Ltd.	186,960	1,377	Inc. - ADR(Ñ)	847,683	5,010
KB Financial Group, Inc.	177,349	6,042	Advantech Co., Ltd.	868,000	5,605
KB Financial Group, Inc. - ADR	156,600	5,376	Airtac International Group	60,000	645
KCC Corp.	16,814	8,364	Alpha Networks, Inc.	520,000	412
Kia Motors Corp.	189,744	10,522	Ardentec Corp.(Æ)	1,094,000	927
KMW Co., Ltd.(Æ)	12,672	215	Asustek Computer, Inc.	819,000	8,462
Korea Electric Power Corp. - ADR(Ñ)	126,600	2,423	Catcher Technology Co., Ltd.	850,000	7,164
Korea Gas Corp.(Æ)	13,706	820	Compeq Manufacturing Co. Ltd.(Æ)	386,000	252
Korea Kolmar Co., Ltd.	105,540	3,468	Coretronic Corp.	1,065,000	1,270
Korea Petrochemical Industries Co., Ltd.	5,313	320	Delta Electronics, Inc.	1,577,970	9,667
Korea Zinc Co., Ltd.	4,160	1,371	Elitegroup Computer Systems Co., Ltd.
KT Corp. - ADR	238,300	3,791	(Æ)	660,360	489
KT&G Corp.	19,236	1,541	Giant Manufacturing Co., Ltd.	390,911	3,055
Ktis Corp.	30,820	139	Gigabyte Technology Co., Ltd.	1,424,000	2,221
LF Corp.	27,660	717	Global Mixed Mode Technology, Inc.	894,023	2,812
LG Chem, Ltd.	8,655	2,203	Hiwin Technologies Corp.	664,782	6,318
LG Display Co., Ltd.(Æ)	280,230	7,444	Hon Hai Precision Industry Co., Ltd.	4,963,273	14,233
LG Display Co., Ltd. - ADR	196,400	2,614	Huaku Development Co., Ltd.(Æ)	369,000	903
LG Electronics, Inc. Class H	47,351	3,148	Hung Sheng Construction, Ltd.	918,000	594
LG International Corp.	78,120	2,310	Ichia Technologies, Inc.(Æ)	218,000	268
Lotte Chilsung Beverage Co., Ltd.	3,510	5,309	Innolux Corp.(Æ)	3,380,000	1,164
Lotte Confectionery Co., Ltd.	2,343	4,014	Inotera Memories, Inc.(Æ)	3,370,000	3,448
Lotte Food Co., Ltd.	437	327	Inventec Corp.	5,510,000	5,072
NAVER Corp.	3,923	2,802	King Yuan Electronics Co., Ltd.	4,795,000	3,652
NongShim Co., Ltd.	7,752	2,307	King's Town Bank	110,000	102
PSK, Inc.	54,292	720	Kinsus Interconnect Technology Corp.	905,000	3,416
Samsung Electronics Co., Ltd.	67,261	87,421	Largan Precision Co., Ltd.	186,505	11,642
Samsung Electronics Co., Ltd. - GDR	45,512	27,165	Lite-On Technology Corp.	3,619,889	5,526
Samsung Engineering Co., Ltd.(Æ)	38,698	2,895	Longwell Co.	372,000	492
Samsung Fire & Marine Insurance Co.,			Lotes Co., Ltd.(Æ)	156,000	506
Ltd.	54,381	12,894	MediaTek, Inc.	1,872,022	29,260
Samsung Life Insurance Co., Ltd.	47,981	4,462	Mega Financial Holding Co., Ltd.(Æ)	6,703,000	5,127
Samsung SDI Co., Ltd.	23,767	3,473	Micro-Star International Co., Ltd.	2,303,000	2,517
Samsung Techwin Co., Ltd.	69,316	3,884	Novatek Microelectronics Corp.(Æ)	448,000	2,070
Seoul Semiconductor Co., Ltd.	27,288	1,095	Pegatron Corp.	1,019,000	1,544
Shinhan Financial Group Co., Ltd.	363,038	15,810	Pou Chen Corp. Class B	1,462,000	1,859
Shinsegae Co., Ltd.	11,529	2,499	President Chain Store Corp.	584,000	4,342
SK Hynix, Inc.(Æ)	721,210	28,023	Primax Electronics Ltd.(Æ)	401,000	504
SK Telecom Co., Ltd. - ADR(Ñ)	494,000	11,407	Quanta Computer, Inc.	569,000	1,560
SK Telecom Co., Ltd.	18,400	3,802	Richtek Technology Corp.	100,706	577
SundayToz Corp.	12,176	175	Sinbon Electronics Co., Ltd.	104,000	155
Sungshin Cement Co., Ltd.(Æ)	55,930	617	Ta Yih Industrial Co., Ltd.(Æ)	147,000	415
Sungwoo Hitech Co., Ltd.	17,512	282	Taiwan Semiconductor Manufacturing
Woori Finance Holdings Co., Ltd.(Æ)	161,360	1,819	Co., Ltd.	8,934,133	35,058
Zeus Co., Ltd.(Æ)	25,265	337	Taiwan Semiconductor Manufacturing
		357,630	Co., Ltd. - ADR	1,525,200	30,657
			Tripod Technology Corp.	1,492,938	2,937
Spain - 0.1%			TSRC Corp.	1,741,145	2,554
Banco Santander SA - ADR	118,600	2,878	Uni-President Enterprises Corp.	1,443,695	2,443
			United Microelectronics Corp.	5,220,000	2,256
Switzerland - 0.3%			Vanguard International Semiconductor
			Corp.	654,000	892
Coca-Cola HBC AG - ADR	189,432	4,791	Winbond Electronics Corp.(Æ)	916,000	275
Dufry AG(Æ)	29,559	4,884	Yageo Corp.(Æ)	5,986,500	2,845
		9,675

See accompanying notes which are an integral part of the financial statements.
178 Russell Emerging Markets Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Yuanta Financial Holding Co., Ltd.	8,105,000	4,039	Turkcell Iletisim Hizmetleri AS(Æ)	676,780	3,942
		247,091	Turkcell Iletisim Hizmetleri AS -
			ADR(Æ)(Ñ)	454,741	6,585
Thailand - 3.2%			Turkiye Garanti Bankasi AS	2,619,036	9,588
			Turkiye Halk Bankasi AS	1,297,150	8,662
Airports of Thailand PCL	1,137,746	6,856	Ulker Biskuvi Sanayi AS	146,795	1,119
Bangchak Petroleum PCL (The)	993,600	983	Yapi ve Kredi Bankasi AS	988,420	2,055
Bangkok Bank PCL	1,694,600	9,887
BEC World PCL	1,235,300	2,090			79,612
Big C Supercenter PCL	374,400	2,198
Central Pattana PCL	3,419,523	4,782	United Arab Emirates - 0.6%
Delta Electronics Thailand PCL	1,068,400	1,882	Abu Dhabi Commercial Bank PJSC	884,650	1,871
GFPT PCL	2,602,700	1,134	Air Arabia PJSC	2,879,050	1,035
Hana Microelectronics PCL	476,500	475	Emaar Properties PJSC	3,491,714	10,362
Jasmine International PCL	15,421,565	3,955	First Gulf Bank PJSC	538,720	2,545
Kasikornbank PCL	571,039	3,379			15,813
KCE Electronics PCL	1,349,800	1,460
Land and Houses PCL	6,117,600	1,872	United Kingdom - 3.0%
LPN Development PCL	4,795,800	2,579
Minor International PCL	2,339,500	1,778	Anglo American PLC	643,968	17,177
Pruksa Real Estate PCL	6,188,700	4,284	Anglo American PLC - ADR	107,500	1,427
PTT Exploration & Production PCL	771,100	3,801	Bank of Georgia Holdings PLC	167,694	7,370
PTT Global Chemical PCL	1,385,800	2,987	Genesis Indian Investment Co., Ltd.	197,971	19,373
PTT PCL	836,900	8,070	Hikma Pharmaceuticals PLC	287,976	7,546
Robinson Department Store PCL	579,900	905	SABMiller PLC - ADR	386,986	21,028
Siam Cement PCL (The)	68,700	921	Tullow Oil PLC	720,917	10,711
Siam Commercial Bank PCL (The)	1,437,301	7,240			84,632
Siamgas & Petrochemical NVDR(Æ)	239,300	154
Supalai PCL	2,114,200	1,274	United States - 0.6%
Thai Beverage PCL	8,387,890	3,947	Avon Products, Inc.	165,500	2,529
Thai Oil PCL	1,499,839	2,422	Cognizant Technology Solutions Corp.
Thai Union Frozen Products PCL	1,626,700	3,519	Class A(Æ)	70,355	3,370
Thanachart Capital PCL	399,900	429	ePlus, Inc.(Æ)	5,804,000	2,583
Tisco Financial Group PCL(Æ)	2,105,416	2,586	Maginet Corp.(Æ)	18,653	878
TMB Bank PCL	13,299,005	945	Sohu.com, Inc.(Æ)	84,500	4,662
		88,794	X5 Retail Group NV - GDR(Æ)	104,065	1,829
					15,851
Turkey - 2.8%
Akfen Holding AS	138,748	290	Virgin Islands, British - 0.1%
Aksa Akrilik Kimya Sanayii	120,984	421	Arcos Dorados Holdings, Inc. Class A(Ñ)	246,600	2,247
Alarko Holding AS	121,399	279
Anadolu Efes Biracilik Ve Malt Sanayii			Zimbabwe - 0.0%
AS	242,162	2,896
Arcelik AS	1,132,767	6,974	Delta Corp., Ltd.	496,450	571
Asya Katilim Bankasi AS(Æ)	2,740,018	2,102
Bolu Cimento Sanayii AS	122,122	147	Total Common Stocks
Coca-Cola Icecek AS	194,135	4,546	(cost $2,305,968)		2,545,962
Enka Insaat ve Sanayi AS	2,227,913	6,753	Preferred Stocks - 1.8%
Eregli Demir ve Celik Fabrikalari TAS	1,980,903	2,749
Ford Otomotiv Sanayi AS(Æ)	168,340	1,901	Brazil - 0.8%
Koza Altin Isletmeleri AS	329,293	3,283	Alpargatas SA	134,055	661
Koza Anadolu Metal Madencilik			Banco Bradesco SA Class Preference(Æ)	343,500	5,113
Isletmeleri AS(Æ)	1,184,555	1,436	Bradespar SA Class Preference	114,500	991
TAV Havalimanlari Holding AS	376,899	3,017	Cia Brasileira de Distribuicao Class
Tekfen Holding AS	538,859	1,360	Preference	27,600	1,306
Tofas Turk Otomobil Fabrikasi AS	62,315	381	Cia Energetica de Minas Gerais	341,700	2,604
Torunlar Gayrimenkul Yatirim Ortakligi			Cia Energetica de Sao Paulo Class
AS(ö)	260,764	443	Preference	254,900	3,022
Tupras Turkiye Petrol Rafinerileri AS	132,245	2,975	Gerdau SA(Æ)	4,568	27
Turk Hava Yollari	1,785,742	5,708	Investimentos Itau SA	470,578	2,068

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 179

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Lojas Americanas SA	300,937	2,280	Zero coupon due 02/04/16	498	795
Metalurgica Gerdau SA Class A	227,000	1,645	JP Morgan Structured Products BV
Telefonica Brasil SA	110	2	Zero coupon due 08/14/17	20	3
Usinas Siderurgicas de Minas Gerais					798
SA(Æ)	237,900	930	Total Certificates of Participation
		20,649	(cost $33,100)		36,487
			Warrants & Rights - 0.6%
Chile - 0.0%			Canada - 0.0%
Embotelladora Andina SA	73,915	298
Embotelladora Andina SA Class A	24,883	80	Torex Gold Resources, Inc.(Æ)
		378	2014 Warrants	26,250	1

Colombia - 0.0%			Curacao - 0.3%
			Emaar Properties PJSC(Æ)
Bancolombia SA Class Preference	11,144	158	2015 Warrants	1,523,950	4,522

Russia - 0.4%			First Gulf Bank PJSC(Æ)
			2015 Warrants	693,901	3,254
AK Transneft OAO	1,919	4,249			7,776
Rostelecom OJSC	133,042	185
Sberbank of Russia	887,500	1,499
Surgutneftegas OAO	6,932,500	4,826	Germany - 0.2%
		10,759	Abu Dhabi Commercial Bank PJSC(Æ)
			2019 Warrants	468,130	994

South Korea - 0.6%			Almarai Co.(Æ)(Þ)
			2016 Warrants	68,878	1,263
Hyundai Motor Co.	39,121	5,202
LG Chem, Ltd.	4,256	616	Commercial Bank of Qatar QSC (The)
Samsung Electronics Co., Ltd. Class			(Æ)
Preference	11,974	12,017	2017 Warrants	225,669	4,233
		17,835			6,490

Total Preferred Stocks			Netherlands - 0.1%
(cost $38,880)		49,779	Grasim Industries, Ltd.(Æ)
			2017 Warrants	48,856	2,122
Certificates of Participation - 1.3%
Netherlands - 0.5%			Thailand - 0.0%
JP Morgan Structured Products BV			Land Houses Pub. Co. Ltd(Æ)
Zero coupon due 02/16/17	1,024	3,052	2017 Warrants	1,223,520	242
Zero coupon due 08/14/17	646	2,713
Series 0001			Total Warrants & Rights
Zero coupon due 05/16/17	625	4,198	(cost $11,363)		16,631
Zero coupon due 07/02/18	24	1,205
Series 0002			Short-Term Investments - 4.3%
Zero coupon due 07/02/18	486	2,301	United States - 4.3%
		13,469	Russell U.S. Cash Management Fund	121,287,896 (∞)	121,288
United Kingdom - 0.8%
HSBC Bank PLC			Total Short-Term Investments
Zero coupon due 11/24/14	91	1,656	(cost $121,288)		121,288
Zero coupon due 03/27/15	38	487
Zero coupon due 05/04/15	120	6,431	Other Securities - 4.5%
Zero coupon due 09/12/16	78	4,070	Russell U.S. Cash Collateral Fund(×)	127,759,278 (∞)	127,759
Series 0001			Total Other Securities
Zero coupon due 12/05/14	211	5,351	(cost $127,759)		127,759
Series 0006			Total Investments 103.3%
Zero coupon due 02/23/15	8,640	4,225	(identified cost $2,638,358)		2,897,906
		22,220
United States - 0.0%			Other Assets and Liabilities,
Citigroup, Inc.			Net - (3.3%)		(92,789)

See accompanying notes which are an integral part of the financial statements.
180 Russell Emerging Markets Fund

Russell Investment Company Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$

Net Assets - 100.0%	2,805,117

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 181

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per		Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit		(000)	(000)
Securities	Date	or Shares		$		$	$
0.0%
Corp. Moctezuma SAB de CV	03/01/06	N	284,063		1.91	541	868
							868
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional		Expiration		(Depreciation)
		Contracts	Amount			Date	$

Long Positions
BIST 30 Futures		1,005	TRY	9,141		06/14	92
FTSE/JSE TOP 40 Index Futures		299	ZAR	131,991		06/14	292
Hang Seng Index Futures		120	HKD	131,022		05/14	(108)
H-Shares Index Futures		277	HKD	134,511		05/14	(78)
KOSPI 200 Index Futures		213	KRW 27,200,100			06/14	(141)
Mexico Bolsa Index Futures		251	MXN	102,363		06/14	412
MSCI Taiwan Index Futures		688	USD	21,596		05/14	(149)
SGX CNX Nifty Index Futures		949	USD	12,781		05/14	(258)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							62

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount		Amount				(Depreciation)
Counterparty	Sold		Bought		Settlement Date		$
Bank of America	USD	4,924	BRL	11,000		05/05/14	9
Bank of America	USD	175	TRY	400		06/18/14	12
Bank of America	USD	917	TRY	2,000		06/18/14	19
Bank of America	USD	1,307	TRY	3,000		06/18/14	97
Bank of America	USD	2,373	TRY	5,448		06/18/14	175
Bank of America	USD	6,614	TRY	15,152		06/18/14	474
Bank of America	BRL	11,000	USD	4,919		05/05/14	(14)
Bank of America	TRY	400	USD	186		06/18/14	(1)
Bank of America	TRY	1,000	USD	465		06/18/14	(2)
Bank of America	TRY	3,300	USD	1,432		06/18/14	(111)
Bank of America	TRY	4,600	USD	2,016		06/18/14	(136)
Bank of America	TRY	5,200	USD	2,264		06/18/14	(169)
Bank of Montreal	INR	470,000	USD	7,564		06/18/14	(156)
Bank of New York	USD	237	PLN	720		05/02/14	1
Bank of New York	USD	240	PLN	728		05/05/14	—
Bank of New York	INR	100,000	USD	1,645		06/18/14	3
Bank of New York	INR	140,000	USD	2,250		06/18/14	(50)
Bank of New York	KRW 5,000,000		USD	4,607		06/18/14	(220)
Barclays	USD	2,275	IDR 26,458,072			06/18/14	(4)
Barclays	USD	7,978	MYR	26,317		06/18/14	56
Barclays	CNY	19,339	USD	3,168		06/18/14	84
Barclays	CZK	95,266	USD	4,831		06/18/14	16
Barclays	HUF	512,080	USD	2,279		06/18/14	(31)
Barclays	KRW 3,564,190		USD	3,292		06/18/14	(150)
Barclays	MYR	9,163	USD	2,828		06/18/14	31
BNP Paribas	USD	7,555	BRL	17,495		05/05/14	291
BNP Paribas	USD	13,165	INR	817,000		06/18/14	254
See accompanying notes which are an integral part of the financial statements.
182 Russell Emerging Markets Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
BNP Paribas	USD	22,641	KRW 24,257,500		06/18/14	782
BNP Paribas	BRL	17,495	USD	7,824	05/05/14	(22)
BNP Paribas	INR	250,000	USD	4,024	06/18/14	(82)
BNP Paribas	KRW 9,000,000		USD	8,366	06/18/14	(324)
Citigroup	PLN	10,167	USD	3,322	06/18/14	(27)
Citigroup	RUB	37,098	USD	1,025	06/18/14	(4)
Credit Suisse	USD	22,641	KRW 24,257,500		06/18/14	783
Credit Suisse	USD	8,722	MXN	116,097	06/18/14	120
Deutsche Bank	USD	3,560	INR	220,000	06/18/14	53
Deutsche Bank	ZAR	50,000	USD	4,533	06/18/14	(186)
Deutsche Bank	ZAR	75,000	USD	6,874	06/18/14	(205)
Goldman Sachs	USD	1,529	BRL	3,443	05/05/14	15
Goldman Sachs	USD	1,798	BRL	4,467	05/05/14	204
Goldman Sachs	USD	7,033	BRL	17,108	05/05/14	639
Goldman Sachs	USD	4,293	MXN	57,151	06/18/14	60
Goldman Sachs	BRL	3,443	USD	1,540	05/05/14	(4)
Goldman Sachs	BRL	4,467	USD	1,998	05/05/14	(6)
Goldman Sachs	BRL	17,108	USD	7,651	05/05/14	(21)
Goldman Sachs	RUB	42,050	USD	1,170	06/18/14	4
Goldman Sachs	RUB	207,249	USD	5,567	06/18/14	(183)
HSBC	USD	7,557	BRL	17,495	05/05/14	289
HSBC	BRL	17,495	USD	7,824	05/05/14	(22)
JPMorgan Chase	USD	10,320	HKD	80,000	06/18/14	—
JPMorgan Chase	USD	2,284	MXN	30,000	06/18/14	1
JPMorgan Chase	USD	2,809	ZAR	30,000	06/18/14	22
JPMorgan Chase	ZAR	11,118	USD	1,049	05/02/14	(8)
Royal Bank of Canada	USD	2,243	BRL	5,000	05/05/14	—
Royal Bank of Canada	USD	9,121	BRL	20,395	05/05/14	26
Royal Bank of Canada	USD	9,033	BRL	20,395	06/03/14	31
Royal Bank of Canada	USD	40,887	HKD	317,277	06/18/14	41
Royal Bank of Canada	USD	8,714	MXN	116,097	06/18/14	128
Royal Bank of Canada	USD	12,775	ZAR	139,567	06/18/14	398
Royal Bank of Canada	BRL	5,000	USD	2,236	05/05/14	(6)
Royal Bank of Canada	BRL	20,395	USD	9,111	05/05/14	(36)
Royal Bank of Canada	MXN	35,000	USD	2,640	06/18/14	(25)
Royal Bank of Scotland	USD	4,386	BRL	9,807	05/05/14	12
Royal Bank of Scotland	USD	4,422	BRL	9,839	05/05/14	(9)
Royal Bank of Scotland	USD	3,252	CLP	1,867,735	06/18/14	41
Royal Bank of Scotland	USD	620	CNY	3,802	06/18/14	(14)
Royal Bank of Scotland	USD	4,027	COP	7,793,719	06/18/14	(19)
Royal Bank of Scotland	USD	1,119	RUB	40,693	06/18/14	10
Royal Bank of Scotland	USD	3,612	ZAR	40,806	06/18/14	239
Royal Bank of Scotland	BRL	9,807	USD	4,132	05/05/14	(266)
Royal Bank of Scotland	BRL	9,839	USD	4,400	05/05/14	(12)
Royal Bank of Scotland	BRL	9,839	USD	4,351	07/02/14	12
Royal Bank of Scotland	CLP	1,867,735	USD	3,387	06/18/14	93
Royal Bank of Scotland	KRW 1,047,504		USD	976	06/18/14	(35)
Royal Bank of Scotland	KRW 13,511,605		USD	12,622	06/18/14	(425)
Royal Bank of Scotland	RUB	35,722	USD	957	06/18/14	(35)
Royal Bank of Scotland	ZAR	10,915	USD	1,000	06/18/14	(30)
Standard Chartered	USD	1,554	BRL	3,475	05/05/14	4
Standard Chartered	USD	2,236	BRL	5,000	05/05/14	6
Standard Chartered	USD	9,649	BRL	21,575	05/05/14	27
Standard Chartered	USD	2,531	CNY	15,537	06/18/14	(54)
Standard Chartered	USD	40,884	HKD	317,277	06/18/14	44
Standard Chartered	USD	1,158	IDR 13,480,654		06/18/14	(1)
Standard Chartered	USD	1,639	INR	100,000	06/18/14	3
Standard Chartered	USD	13,171	INR	817,000	06/18/14	247

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 183

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Standard Chartered	USD	3,847	KRW 4,000,000		06/18/14	15
Standard Chartered	USD	3,904	KRW 4,060,637		06/18/14	16
Standard Chartered	USD	7,664	KRW 8,000,000		06/18/14	61
Standard Chartered	USD	9,238	MYR	30,373	06/18/14	34
Standard Chartered	USD	1,066	RUB	38,665	06/18/14	7
Standard Chartered	USD	12,642	ZAR	138,319	06/18/14	413
Standard Chartered	USD	12,740	ZAR	139,567	06/18/14	434
Standard Chartered	BRL	3,475	USD	1,562	05/05/14	3
Standard Chartered	BRL	5,000	USD	2,249	05/05/14	6
Standard Chartered	BRL	21,575	USD	8,655	05/05/14	(1,020)
Standard Chartered	INR	50,000	USD	817	06/18/14	(4)
Standard Chartered	KRW 1,485,842		USD	1,374	06/18/14	(61)
Standard Chartered	KRW 1,635,425		USD	1,570	06/18/14	(9)
Standard Chartered	KRW 1,763,563		USD	1,632	06/18/14	(70)
Standard Chartered	KRW 3,000,000		USD	2,845	06/18/14	(52)
Standard Chartered	KRW 4,000,000		USD	3,827	06/18/14	(36)
Standard Chartered	RUB	96,529	USD	2,715	06/18/14	37
State Street	USD	14	BRL	32	05/02/14	—
State Street	USD	24	BRL	53	05/05/14	—
State Street	USD	89	BRL	200	05/05/14	—
State Street	USD	894	BRL	2,000	05/05/14	3
State Street	USD	1,342	BRL	3,000	05/05/14	4
State Street	USD	9,121	BRL	20,395	05/05/14	26
State Street	USD	9,037	BRL	20,395	06/03/14	26
State Street	USD	182	HKD	1,408	05/02/14	—
State Street	USD	2,576	HKD	20,000	06/18/14	4
State Street	USD	4,515	HKD	35,000	06/18/14	—
State Street	USD	35	IDR	407,647	05/02/14	—
State Street	USD	960	INR	60,000	06/18/14	25
State Street	USD	175	KRW	180,185	05/02/14	—
State Street	USD	226	KRW	232,652	05/02/14	(1)
State Street	USD	359	KRW	369,500	05/02/14	(1)
State Street	USD	1,856	KRW 2,000,000		06/18/14	75
State Street	USD	615	MXN	8,050	05/05/14	—
State Street	USD	300	MXN	4,000	06/18/14	4
State Street	USD	762	MXN	10,000	06/18/14	—
State Street	USD	47	PHP	2,110	05/02/14	—
State Street	USD	296	PHP	13,176	05/02/14	—
State Street	USD	379	PHP	16,885	05/02/14	—
State Street	USD	252	PHP	11,213	05/05/14	(1)
State Street	USD	3,315	PLN	10,167	06/18/14	33
State Street	USD	65	THB	2,087	05/02/14	—
State Street	USD	625	THB	20,119	05/02/14	(3)
State Street	USD	1	THB	32	05/06/14	—
State Street	USD	80	THB	2,586	05/06/14	—
State Street	USD	603	TRY	1,300	06/18/14	5
State Street	USD	137	ZAR	1,464	05/06/14	2
State Street	USD	923	ZAR	10,000	06/18/14	21
State Street	USD	1,893	ZAR	20,000	06/18/14	(5)
State Street	BRL	25	USD	11	05/02/14	—
State Street	BRL	752	USD	335	05/02/14	(2)
State Street	BRL	51	USD	23	05/05/14	—
State Street	BRL	58	USD	26	05/05/14	—
State Street	BRL	117	USD	52	05/05/14	—
State Street	BRL	200	USD	90	05/05/14	—
State Street	BRL	2,000	USD	885	05/05/14	(12)
State Street	BRL	3,000	USD	1,315	05/05/14	(31)

See accompanying notes which are an integral part of the financial statements.
184 Russell Emerging Markets Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	BRL	20,395	USD	9,116	05/05/14	(31)
State Street	BRL	1,000	USD	444	06/03/14	(1)
State Street	CZK	39,153	USD	1,967	06/18/14	(12)
State Street	GBP	4	USD	7	05/01/14	—
State Street	HKD	248	USD	32	05/02/14	—
State Street	HKD	2,030	USD	262	05/02/14	—
State Street	HKD	10,000	USD	1,290	06/18/14	—
State Street	HKD	20,000	USD	2,579	06/18/14	(1)
State Street	HKD	20,000	USD	2,580	06/18/14	—
State Street	HKD	20,000	USD	2,580	06/18/14	—
State Street	HKD	30,000	USD	3,869	06/18/14	(1)
State Street	HKD	50,000	USD	6,441	06/18/14	(8)
State Street	HKD	60,000	USD	7,736	06/18/14	(4)
State Street	HKD	90,000	USD	11,593	06/18/14	(17)
State Street	HKD	160,000	USD	20,606	06/18/14	(34)
State Street	HUF	207,957	USD	915	06/18/14	(24)
State Street	INR	10,000	USD	165	06/18/14	—
State Street	INR	40,000	USD	658	06/18/14	1
State Street	INR	40,000	USD	653	06/18/14	(4)
State Street	INR	150,000	USD	2,459	06/18/14	(5)
State Street	KRW 2,000,000		USD	1,885	06/18/14	(47)
State Street	KRW 4,000,000		USD	3,703	06/18/14	(158)
State Street	KRW 4,000,000		USD	3,879	06/18/14	17
State Street	KRW 17,000,000		USD	15,823	06/18/14	(591)
State Street	MXN	185	USD	14	05/02/14	—
State Street	MXN	383	USD	29	05/02/14	—
State Street	MXN	2,574	USD	197	05/05/14	—
State Street	MXN	4,000	USD	305	06/18/14	—
State Street	MXN	5,000	USD	381	06/18/14	—
State Street	MXN	5,000	USD	380	06/18/14	(1)
State Street	MXN	10,000	USD	759	06/18/14	(3)
State Street	MXN	10,000	USD	764	06/18/14	3
State Street	MXN	20,000	USD	1,502	06/18/14	(21)
State Street	MXN	20,000	USD	1,497	06/18/14	(26)
State Street	MXN	55,000	USD	4,152	06/18/14	(37)
State Street	THB	461	USD	14	05/02/14	—
State Street	THB	1,138	USD	35	05/02/14	—
State Street	THB	6,660	USD	206	05/02/14	—
State Street	THB	2,244	USD	69	05/06/14	—
State Street	THB	7,898	USD	244	05/06/14	—
State Street	TRY	350	USD	165	05/02/14	—
State Street	TRY	438	USD	206	05/02/14	(2)
State Street	TRY	1,000	USD	457	06/18/14	(10)
State Street	TRY	1,000	USD	464	06/18/14	(4)
State Street	TRY	1,500	USD	667	06/18/14	(34)
State Street	TRY	1,500	USD	655	06/18/14	(46)
State Street	ZAR	769	USD	73	05/02/14	—
State Street	ZAR	10,000	USD	933	06/18/14	(11)
State Street	ZAR	10,000	USD	941	06/18/14	(3)
State Street	ZAR	10,000	USD	944	06/18/14	—
State Street	ZAR	20,000	USD	1,860	06/18/14	(28)
State Street	ZAR	20,000	USD	1,812	06/18/14	(75)
State Street	ZAR	25,000	USD	2,310	06/18/14	(50)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,429

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Index Swap Contracts
Amounts in thousands
					Termination
Fund Receives Underlying Security	Counterparty		Notional Amount		Date	Fair Value $
Bovespa Index Future	Goldman Sachs		BRL	18,852	06/18/14	(34)
Bovespa Index Future	Goldman Sachs		BRL	17,418	06/18/14	142
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						108

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Common Stocks
Argentina	$ 1,469	$—	$—		$1,469	0.1
Austria	1,557	—	—		1,557	0.1
Bermuda	41,052	—	—		41,052	1.5
Brazil	285,855	—	—		285,855	10.2
Canada	10,675	—	—		10,675	0.4
Cayman Islands	197,710	—	896		198,606	7.1
Chile	7,964	—	—		7,964	0.3
China	175,854	—	—		175,854	6.3
Colombia	9,349	—	—		9,349	0.3
Cyprus	549	303	—		852	— *
Czech Republic	11,246	—	—		11,246	0.4
Egypt	2,284	—	—		2,284	0.1
Greece	3,502	—	—		3,502	0.1
Hong Kong	76,437	—	—		76,437	2.7
Hungary	14,785	121	—		14,906	0.5
India	190,634	—	—		190,634	6.8
Indonesia	66,918	—	—		66,918	2.4
Ireland	3,173	—	—		3,173	0.1
Israel	11,150	—	—		11,150	0.4
Jersey	4,430	—	—		4,430	0.2
Kazakhstan	2,203	—	—		2,203	0.1
Luxembourg	28,966	—	—		28,966	1.0
Malaysia	27,926	—	—		27,926	1.0
Mexico	118,193	—	—		118,193	4.2
Netherlands	7,072	—	—		7,072	0.2
Nigeria	17,039	—	—		17,039	0.6
Panama	5,262	—	—		5,262	0.2
Philippines	21,427	—	—		21,427	0.8
Poland	9,632	—	—		9,632	0.3
Qatar	4,577	—	—		4,577	0.2
Russia	146,179	—	—		146,179	5.2
South Africa	134,779	—	—		134,779	4.8
South Korea	357,630	—	—		357,630	12.7
Spain	2,878	—	—		2,878	0.1
Switzerland	9,675	—	—		9,675	0.3
Taiwan	247,091	—	—		247,091	8.8
Thailand	88,794	—	—		88,794	3.2
Turkey	79,612	—	—		79,612	2.8
United Arab Emirates	15,813	—	—		15,813	0.6
United Kingdom	65,259	19,373	—		84,632	3.0
United States	15,851	—	—		15,851	0.6
Virgin Islands, British	2,247	—	—		2,247	0.1
Zimbabwe	571	—	—		571	— *
Preferred Stocks	49,779	—	—		49,779	1.8
Certificates of Participation	3	36,484	—		36,487	1.3

See accompanying notes which are an integral part of the financial statements.
186 Russell Emerging Markets Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Warrants & Rights	1	16,630		—	16,631	0.6
Short-Term Investments	—	121,288		—	121,288	4.3
Other Securities	—	127,759		—	127,759	4.5
Total Investments	2,575,052	321,958		896	2,897,906	103.3
Other Assets and Liabilities, Net						(3.3)
						100.0

Other Financial Instruments
Futures Contracts	62	—		—	62	— *
Foreign Currency Exchange Contracts	(16)	1,445		—	1,429	0.1
Index Swap Contracts	—	108		—	108	— *
Total Other Financial Instruments**	$ 46	$ 1,553		$—	$ 1,599

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$7,131
Variation margin on futures contracts*	796	—
Index swap contracts, at fair value	142	—
Total	$938	$7,131

Location: Statement of Assets and Liabilities - Liabilities
Unrealized appreciation on foreign currency exchange contracts	$—	$5,702
Variation margin on futures contracts*	734	—
Index swap contracts, at fair value	34	—
Total	$768	$5,702

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(3,201)	$—
Index swap contracts	(1,406)	—
Foreign currency-related transactions**	—	1,158
Total	$(4,607)	$1,158

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,224)	$—
Index swap contracts	(29)	—
Foreign currency-related transactions***	—	(2,096)
Total	$(1,253)	$(2,096)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

188 Russell Emerging Markets Fund

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Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$124,608	$—	$124,608
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	7,131	—	7,131
Futures Contracts	Variation margin on futures contracts	10,779	—	10,779
Index Swap Contracts	Index swap contracts, at fair value	142	—	142
Total		$142,660	$—	$142,660

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$787	$434	$—	$353
Bank of New York	4	3	—	1
Barclays	35,677	185	35,491	1
BNP Paribas	1,327	428	—	899
Citigroup	13,614	—	13,614	—
Credit Suisse	21,063	—	20,167	896
Deutsche Bank	3,762	53	3,709	—
Fidelity	3,897	—	3,897	—
Goldman Sachs	27,922	249	16,079	11,594
HSBC	289	22	—	267
JPMorgan Chase	6,486	—	6,462	24
Merrill Lynch	7,747	—	7,747	—
Morgan Stanley	14,210	—	14,210	—
Royal Bank of Canada	625	68	—	557
Royal Bank of Scotland	408	408	—	—
Standard Chartered	1,359	634	—	725
State Street	251	216	—	35
UBS	3,232	—	3,232	—
Total	$142,660	$2,700	$124,608	$15,352

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$839	$—	$839
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	5,702	—	5,702
Index Swap Contracts	Index swap contracts, at fair value	34	—	34
Total		$6,575	$—	$6,575

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$434	$434	$—	$—
Bank of Montreal	156	—	—	156
Bank of New York	270	3	—	267
Barclays	185	185	—	—
BNP Paribas	428	428	—	—
Citigroup	31	—	—	31
Deutsche Bank	392	53	—	339
Goldman Sachs	1,088	249	839	—
HSBC	22	22	—	—
JPMorgan Chase	8	—	—	8
Royal Bank of Canada	68	68	—	—
Royal Bank of Scotland	846	408	—	438
Standard Chartered	1,303	634	—	669
State Street	1,344	216	—	1,128
Total	$6,575	$2,700	$839	$3,036

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

190 Russell Emerging Markets Fund

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Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,638,358
Investments, at fair value(*)(>)	2,897,906
Cash (restricted)(a)	14,150
Foreign currency holdings(^)	7,659
Unrealized appreciation on foreign currency exchange contracts	7,131
Receivables:
Dividends and interest	8,035
Dividends from affiliated Russell funds	7
Investments sold	15,067
Fund shares sold	5,544
Foreign capital gains taxes recoverable	7
Variation margin on futures contracts	10,779
Other receivable	1
Prepaid expenses	24
Index swap contracts, at fair value(∞)	142
Total assets	2,966,452

Liabilities
Payables:
Investments purchased	18,493
Fund shares redeemed	2,038
Accrued fees to affiliates	3,201
Other accrued expenses	488
Variation margin on futures contracts	839
Deferred capital gains tax liability	2,781
Unrealized depreciation on foreign currency exchange contracts	5,702
Payable upon return of securities loaned	127,759
Index swap contracts, at fair value(∞)	34
Total liabilities	161,335

Net Assets	$2,805,117

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 191

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Russell Emerging Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(25,342)
Accumulated net realized gain (loss)	(31,423)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	256,767
Futures contracts	62
Index swap contracts	108
Foreign currency-related transactions	1,714
Other investments	(22)
Shares of beneficial interest	1,558
Additional paid-in capital	2,601,695
Net Assets	$2,805,117
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$17.90
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$18.99
Class A — Net assets	$21,771,251
Class A — Shares outstanding ($.01 par value)	1,215,969
Net asset value per share: Class C(#)	$16.80
Class C — Net assets	$28,473,042
Class C — Shares outstanding ($.01 par value)	1,694,777
Net asset value per share: Class E(#)	$17.96
Class E — Net assets	$53,885,560
Class E — Shares outstanding ($.01 par value)	3,000,128
Net asset value per share: Class S(#)	$18.01
Class S — Net assets	$ 2,126,149,231
Class S — Shares outstanding ($.01 par value)	118,063,306
Net asset value per share: Class Y(#)	$18.04
Class Y — Net assets	$574,837,738
Class Y — Shares outstanding ($.01 par value)	31,862,156
Amounts in thousands
(^) Foreign currency holdings - cost	$7,318
(*) Securities on loan included in investments	$124,608
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$249,047
(∞) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$14,150
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

192 Russell Emerging Markets Fund

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Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$25,011
Dividends from affiliated Russell funds	94
Interest	945
Securities lending income	498
Less foreign taxes withheld	(2,116)
Total investment income	24,432

Expenses
Advisory fees	14,113
Administrative fees	586
Custodian fees	955
Distribution fees - Class A	26
Distribution fees - Class C	104
Transfer agent fees - Class A	21
Transfer agent fees - Class C	28
Transfer agent fees - Class E	45
Transfer agent fees - Class S	1,829
Transfer agent fees - Class Y	12
Professional fees	110
Registration fees	68
Shareholder servicing fees - Class C	35
Shareholder servicing fees - Class E	57
Trustees’ fees	25
Printing fees	170
Miscellaneous	18
Total expenses	18,202
Net investment income (loss)	6,230

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	1,287
Futures contracts	(3,201)
Index swap contracts	(1,406)
Foreign currency-related transactions	1,567
Net realized gain (loss)	(1,753)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(27,141)
Futures contracts	(1,224)
Index swap contracts	(29)
Foreign currency-related transactions	(11)
Other investments	(1)
Net change in unrealized appreciation (depreciation)	(28,406)
Net realized and unrealized gain (loss)	(30,159)
Net Increase (Decrease) in Net Assets from Operations	$(23,929)

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,230	$20,475
Net realized gain (loss)	(1,753)	64,246
Net change in unrealized appreciation (depreciation)	(28,406)	58,311
Net increase (decrease) in net assets from operations	(23,929)	143,032

Distributions
From net investment income
Class A	(95)	(154)
Class C	(—**)	(8)
Class E	(170)	(276)
Class S	(11,119)	(13,672)
Class Y	(4,235)	(4,486)
From net realized gain
Class A	(624)	—
Class C	(904)	—
Class E	(1,133)	—
Class S	(45,962)	—
Class Y	(13,854)	—
Net decrease in net assets from distributions	(78,096)	(18,596)

Share Transactions*
Net increase (decrease) in net assets from share transactions	738,405	224,283
Total Net Increase (Decrease) in Net Assets	636,380	348,719

Net Assets
Beginning of period	2,168,737	1,820,018
End of period	$2,805,117	$2,168,737
Undistributed (overdistributed) net investment income included in net assets	$(25,342)	$(15,953)
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

194 Russell Emerging Markets Fund

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Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	189	$3,297	311	$5,694
Proceeds from reinvestment of distributions	39	693	8	150
Payments for shares redeemed	(158)	(2,802)	(330)	(5,978)
Net increase (decrease)	70	1,188	(11)	(134)
Class C
Proceeds from shares sold	257	4,302	273	4,771
Proceeds from reinvestment of distributions	53	886	1	8
Payments for shares redeemed	(233)	(3,859)	(551)	(9,404)
Net increase (decrease)	77	1,329	(277)	(4,625)
Class E
Proceeds from shares sold	1,160	20,301	744	13,873
Proceeds from reinvestment of distributions	71	1,256	14	267
Payments for shares redeemed	(298)	(5,270)	(868)	(15,612)
Net increase (decrease)	933	16,287	(110)	(1,472)
Class S
Proceeds from shares sold	43,235	759,356	25,160	463,014
Proceeds from reinvestment of distributions	3,191	56,703	730	13,550
Payments for shares redeemed	(11,986)	(212,652)	(17,132)	(314,617)
Net increase (decrease)	34,440	603,407	8,758	161,947
Class Y
Proceeds from shares sold	8,042	141,110	7,387	139,793
Proceeds from reinvestment of distributions	1,017	18,089	241	4,486
Payments for shares redeemed	(2,388)	(43,005)	(4,036)	(75,712)
Net increase (decrease)	6,671	116,194	3,592	68,567
Total increase (decrease)	42,191	$738,405	11,952	$224,283

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	18.96	.02	(.45)	(.43)	(.08)	(.55)
October 31, 2013	17.79	.13	1.18	1.31	(.14)	—
October 31, 2012	18.06	.19	.46	.65	(.22)	(.70)
October 31, 2011	20.37	.21	(2.14)	(1.93)	(.38)	—
October 31, 2010	16.44	.08	4.29	4.37	(.44)	—
October 31, 2009	10.59	.08	6.27	6.35	—	(.50)

Class C
April 30, 2014*	17.81	(.05)	(.41)	(.46)	—(f)	(.55)
October 31, 2013	16.72	(.01)	1.10	1.09	—(f)	—
October 31, 2012	16.99	.05	.45	.50	(.07)	(.70)
October 31, 2011	19.20	.05	(2.02)	(1.97)	(.24)	—
October 31, 2010	15.53	(.05)	4.06	4.01	(.34)	—
October 31, 2009	10.11	(.01)	5.93	5.92	—	(.50)

Class E
April 30, 2014*	19.01	.02	(.44)	(.42)	(.08)	(.55)
October 31, 2013	17.83	.14	1.17	1.31	(.13)	—
October 31, 2012	18.10	.18	.47	.65	(.22)	(.70)
October 31, 2011	20.41	.22	(2.16)	(1.94)	(.37)	—
October 31, 2010	16.47	.08	4.30	4.38	(.44)	—
October 31, 2009	10.61	.08	6.28	6.36	—	(.50)

Class S
April 30, 2014*	19.09	.04	(.44)	(.40)	(.13)	(.55)
October 31, 2013	17.91	.18	1.18	1.36	(.18)	—
October 31, 2012	18.19	.23	.46	.69	(.27)	(.70)
October 31, 2011	20.50	.27	(2.17)	(1.90)	(.41)	—
October 31, 2010	16.52	.12	4.33	4.45	(.47)	—
October 31, 2009	10.62	.11	6.29	6.40	—	(.50)

Class Y
April 30, 2014*	19.14	.06	(.45)	(.39)	(.16)	(.55)
October 31, 2013	17.96	.23	1.17	1.40	(.22)	—
October 31, 2012	18.23	.26	.47	.73	(.30)	(.70)
October 31, 2011	20.54	.29	(2.16)	(1.87)	(.44)	—
October 31, 2010	16.55	.15	4.33	4.48	(.49)	—
October 31, 2009	10.62	.13	6.30	6.43	—	(.50)

See accompanying notes which are an integral part of the financial statements.

196 Russell Emerging Markets Fund

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	(d)(e)	Turnover Rate(b)

(.63)	17.90	(2.23)	21,771	1.76	1.76	.09	39
(.14)	18.96	7.36	21,736	1.75	1.75	.74	93
(.92)	17.79	4.11	20,585	1.75	1.75	1.07	94
(.38)	18.06	(9.67)	21,834	1.78	1.78	1.06	73
(.44)	20.37	27.09	21,428	1.78	1.78	.47	67
(.50)	16.44	62.81	11,624	1.78	1.78	.66	77

(.55)	16.80	(2.58)	28,473	2.51	2.51	(.29)	39
—(f)	17.81	6.55	28,808	2.50	2.50	(.04)	93
(.77)	16.72	3.37	31,671	2.50	2.50	.29	94
(.24)	16.99	(10.37)	36,942	2.53	2.53	.25	73
(.34)	19.20	26.15	44,932	2.53	2.53	(.29)	67
(.50)	15.53	61.74	34,286	2.53	2.53	(.11)	77

(.63)	17.96	(2.18)	53,886	1.76	1.76	.12	39
(.13)	19.01	7.37	39,296	1.75	1.75	.74	93
(.92)	17.83	4.11	38,808	1.75	1.75	1.05	94
(.37)	18.10	(9.70)	45,591	1.78	1.78	1.11	73
(.44)	20.41	27.13	39,733	1.78	1.78	.44	67
(.50)	16.47	62.78	28,078	1.78	1.78	.66	77

(.68)	18.01	(2.06)	2,126,149	1.51	1.51	.24	39
(.18)	19.09	7.64	1,596,632	1.50	1.50	.99	93
(.97)	17.91	4.33	1,341,106	1.50	1.50	1.33	94
(.41)	18.19	(9.45)	1,215,031	1.53	1.53	1.34	73
(.47)	20.50	27.41	1,065,718	1.53	1.53	.70	67
(.50)	16.52	63.37	788,455	1.53	1.53	.91	77

(.71)	18.04	(1.98)	574,838	1.31	1.31	.32	39
(.22)	19.14	7.80	482,265	1.30	1.30	1.26	93
(1.00)	17.96	4.58	387,848	1.32	1.32	1.50	94
(.44)	18.23	(9.30)	471,717	1.35	1.35	1.45	73
(.49)	20.54	27.60	508,992	1.35	1.35	.85	67
(.50)	16.55	63.67	355,564	1.36	1.36	1.10	77

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 197

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,070.70	$1,018.65
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$6.37	$6.21

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,066.50	$1,014.93

Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$10.20	$9.94
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.99%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2013	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2014	$1,070.70	$1,018.65
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$6.37	$6.21
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

198 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,071.80	$1,019.89
Expenses Paid During Period*	$5.09	$4.96

* Expenses are equal to the Fund's annualized expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Tax-Managed U.S. Large Cap Fund 199

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 93.1%			Kraft Foods Group, Inc.(Æ)	6,728	383
			Kroger Co. (The)	14,200	654
Consumer Discretionary - 14.1%			Molson Coors Brewing Co. Class B	9,500	570
Amazon.com, Inc.(Æ)	23,280	7,080	Mondelez International, Inc. Class A	236,970	8,448
AutoZone, Inc.(Æ)	2,200	1,175	PepsiCo, Inc.	78,447	6,738
Avon Products, Inc.	119,290	1,823	Philip Morris International, Inc.	60,622	5,179
CBS Corp. Class B	29,600	1,710	Procter & Gamble Co. (The)	137,455	11,347
Coach, Inc.	3,900	174	Reynolds American, Inc.	4,647	262
Comcast Corp. Class A(Æ)	360,261	18,446	Sysco Corp.	6,717	245
Costco Wholesale Corp.	12,190	1,410	Walgreen Co.	10,724	728
CST Brands, Inc.	3,500	114	Whole Foods Market, Inc.	81,470	4,049
DISH Network Corp. Class A(Æ)	10,810	615
eBay, Inc.(Æ)	110,390	5,722			77,141
Expedia, Inc.	5,900	419
Ford Motor Co.	525,335	8,484	Energy - 7.9%
General Motors Co.	181,700	6,265	Anadarko Petroleum Corp.	13,795	1,366
Harman International Industries, Inc.	5,900	647	Apache Corp.	49,839	4,326
Home Depot, Inc.	41,890	3,331	Baker Hughes, Inc.	30,843	2,156
Interpublic Group of Cos., Inc. (The)	174,350	3,037	Cheniere Energy, Inc.(Æ)	5,800	327
Johnson Controls, Inc.	21,100	953	Chevron Corp.	65,056	8,166
KAR Auction Services, Inc.	138,244	4,117	ConocoPhillips	21,906	1,628
Lennar Corp. Class A	2,800	108	Devon Energy Corp.	2,061	144
Liberty Global PLC(Æ)	122,859	4,722	Ensco PLC Class A	12,820	647
Lowe's Cos., Inc.	208,320	9,564	EOG Resources, Inc.	19,982	1,958
Macy's, Inc.	12,300	706	EQT Corp.	7,800	850
McDonald's Corp.	2,500	253	Exxon Mobil Corp.	134,201	13,744
Nike, Inc. Class B	32,743	2,389	Halliburton Co.	128,257	8,089
Norwegian Cruise Line Holdings, Ltd.(Æ)	91,500	2,999	Hess Corp.	1,557	139
Priceline Group, Inc. (The)(Æ)	1,380	1,598	Kinder Morgan, Inc.	3,362	110
PulteGroup, Inc.	44,100	811	Marathon Oil Corp.	32,298	1,168
Ross Stores, Inc.	9,400	640	Marathon Petroleum Corp.	10,368	964
Royal Caribbean Cruises, Ltd.	13,290	706	National Oilwell Varco, Inc.	2,169	170
Starbucks Corp.	122,153	8,626	Occidental Petroleum Corp.	114,177	10,932
Starwood Hotels & Resorts Worldwide, Inc.	68,960	5,286	Phillips 66(Æ)	27,093	2,255
Target Corp.	28,600	1,766	QEP Resources, Inc.	5,100	156
Time Warner Cable, Inc.	11,030	1,560	Schlumberger, Ltd.	158,092	16,054
Time Warner, Inc.	119,010	7,909	Spectra Energy Corp.	3,397	135
TJX Cos., Inc.	38,990	2,268	Valero Energy Corp.	23,688	1,354
TRW Automotive Holdings Corp.(Æ)	5,300	426	Weatherford International, Ltd.(Æ)	199,178	4,183
VF Corp.	35,920	2,194	Williams Cos., Inc. (The)	7,975	336
Viacom, Inc. Class B	29,965	2,546			81,357
Wal-Mart Stores, Inc.	10,100	805
Walt Disney Co. (The)	132,889	10,543	Financial Services - 18.0%
Wyndham Worldwide Corp.	68,530	4,889	ACE, Ltd.	75,059	7,680
Yum! Brands, Inc.	97,040	7,471	Alliance Data Systems Corp.(Æ)	1,700	411
		146,307	American Express Co.	86,680	7,578
			American International Group, Inc.	224,401	11,922
Consumer Staples - 7.5%			American Tower Corp. Class A(ö)	98,926	8,262
Altria Group, Inc.	22,736	912	Aon PLC	106,820	9,067
Anheuser-Busch	38,266	4,049	AvalonBay Communities, Inc.(ö)	5,000	683
Archer-Daniels-Midland Co.	37,559	1,642	Axis Capital Holdings, Ltd.	7,100	325
Coca-Cola Co. (The)	111,233	4,537	Bank of America Corp.	262,280	3,971
Coca-Cola Enterprises, Inc.	8,500	386	Berkshire Hathaway, Inc. Class B(Æ)	73,554	9,477
Colgate-Palmolive Co.	109,016	7,337	Boston Properties, Inc.(ö)	7,300	855
Constellation Brands, Inc. Class A(Æ)	11,340	905	Capital One Financial Corp.	142,392	10,523
CVS Caremark Corp.	187,809	13,657	Charles Schwab Corp. (The)	24,750	657
Dr Pepper Snapple Group, Inc.	20,280	1,124	Citigroup, Inc.	179,420	8,596
General Mills, Inc.	42,656	2,262	Comerica, Inc.	8,400	405
Kellogg Co.	2,940	197	DiamondRock Hospitality Co.(ö)	24,170	297
Kimberly-Clark Corp.	13,632	1,530	Discover Financial Services	6,200	347
See accompanying notes which are an integral part of the financial statements.
200 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Everest Re Group, Ltd.	900	142	Medtronic, Inc.	2,775	163
Extra Space Storage, Inc.(ö)	6,120	320	Merck & Co., Inc.	57,546	3,370
Fidelity National Information Services, Inc.	2,700	144	Mylan, Inc.(Æ)	2,000	102
Goldman Sachs Group, Inc. (The)	50,216	8,026	PerkinElmer, Inc.	2,100	88
Hartford Financial Services Group, Inc.	156,160	5,601	Perrigo Co. PLC	32,590	4,721
Highwoods Properties, Inc.(ö)	11,240	454	Pfizer, Inc.	189,274	5,920
IntercontinentalExchange Group, Inc.	6,390	1,306	Regeneron Pharmaceuticals, Inc.(Æ)	11,023	3,273
Invesco, Ltd.	31,200	1,099	Sanofi - ADR	128,257	6,900
JPMorgan Chase & Co.	177,059	9,912	St. Jude Medical, Inc.	55,818	3,543
Kilroy Realty Corp.(ö)	9,100	542	Stryker Corp.	8,206	638
Liberty Property Trust(ö)	7,950	298	Teva Pharmaceutical Industries, Ltd. - ADR	86,850	4,243
Lincoln National Corp.	3,000	146	Thermo Fisher Scientific, Inc.	37,863	4,316
Loews Corp.	55,100	2,423	UnitedHealth Group, Inc.	103,327	7,754
Markel Corp.(Æ)	8,256	5,168	Valeant Pharmaceuticals International, Inc.
Marsh & McLennan Cos., Inc.	23,330	1,150	(Æ)	4,400	588
MasterCard, Inc. Class A	19,000	1,397	Vertex Pharmaceuticals, Inc.(Æ)	8,600	582
MetLife, Inc.	220,921	11,565	WellPoint, Inc.	50,744	5,109
Morgan Stanley	60,670	1,877	Zoetis, Inc. Class A	13,700	415
PNC Financial Services Group, Inc. (The)	18,310	1,539			117,696
Prologis, Inc.(ö)	16,340	664
Prudential Financial, Inc.	10,200	823	Materials and Processing - 4.8%
Realogy Holdings Corp.(Æ)	116,886	4,915	Agrium, Inc.	16,600	1,595
Simon Property Group, Inc.(ö)	8,030	1,391	Air Products & Chemicals, Inc.	7,000	823
State Street Corp.	107,750	6,956	Alcoa, Inc.	64,190	865
SunTrust Banks, Inc.	13,750	526	AngloGold Ashanti, Ltd. - ADR	66,050	1,195
SVB Financial Group(Æ)	3,400	363	Axiall Corp.	5,720	267
TD Ameritrade Holding Corp.	6,600	211	Ball Corp.	5,700	320
Twenty-First Century Fox, Inc.(Æ)	141,561	4,533	CF Industries Holdings, Inc.	1,700	417
Unum Group	114,160	3,792	Crown Holdings, Inc.(Æ)	13,100	618
US Bancorp	11,100	453	Dow Chemical Co. (The)	161,105	8,039
Visa, Inc. Class A	61,277	12,415	Ecolab, Inc.	88,003	9,209
Wells Fargo & Co.	313,102	15,542	EI du Pont de Nemours & Co.	14,100	949
		186,749	Fastenal Co.	113,600	5,689
			Freeport-McMoRan Copper & Gold, Inc.	22,790	783
Health Care - 11.4%			Ingersoll-Rand PLC	38,600	2,308
Abbott Laboratories	43,327	1,678	Martin Marietta Materials, Inc.	3,440	428
AbbVie, Inc.	75,141	3,913	Masco Corp.	34,250	688
Actavis PLC(Æ)	2,960	605	Monsanto Co.	72,350	8,009
Aetna, Inc.	5,033	360	PPG Industries, Inc.	2,130	412
Alexion Pharmaceuticals, Inc.(Æ)	7,010	1,109	Praxair, Inc.	48,021	6,269
Allergan, Inc.	27,368	4,539	Rock-Tenn Co. Class A	1,300	124
Amgen, Inc.	61,050	6,822	United States Steel Corp.	19,930	519
Baxter International, Inc.	41,627	3,030			49,526
Becton Dickinson and Co.	530	60
Biogen Idec, Inc.(Æ)	11,878	3,410	Producer Durables - 10.2%
Bristol-Myers Squibb Co.	79,896	4,002	3M Co.	8,746	1,216
CareFusion Corp.(Æ)	20,300	793	Accenture PLC Class A	18,736	1,503
Celgene Corp.(Æ)	20,160	2,964	Automatic Data Processing, Inc.	87,362	6,811
Cerner Corp.(Æ)	115,140	5,907	B/E Aerospace, Inc.(Æ)	52,907	4,644
Covidien PLC	142,498	10,153	Boeing Co. (The)	31,139	4,018
Eli Lilly & Co.	2,707	160	Caterpillar, Inc.	3,188	336
Express Scripts Holding Co.(Æ)	2,119	141	CSX Corp.	152,454	4,302
Gilead Sciences, Inc.(Æ)	4,165	327	Cummins, Inc.	920	139
Humana, Inc.	14,620	1,605	Danaher Corp.	2,902	213
IDEXX Laboratories, Inc.(Æ)	13,420	1,697	Deere & Co.	6,081	568
Intuitive Surgical, Inc.(Æ)	104	38	Delta Air Lines, Inc.	9,300	342
Johnson & Johnson	110,408	11,183	Eaton Corp. PLC	25,414	1,846
Mallinckrodt PLC	143	10	Emerson Electric Co.	39,575	2,698
McKesson Corp.	8,659	1,465	FedEx Corp.	1,536	209

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 201

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Flowserve Corp.	4,020	294	Xilinx, Inc.	23,600	1,114
Fluor Corp.	31,130	2,356			149,301
General Dynamics Corp.	1,448	158
General Electric Co.	242,055	6,509	Utilities - 4.8%
Honeywell International, Inc.	172,386	16,015	American Electric Power Co., Inc.	26,037	1,401
Illinois Tool Works, Inc.	1,831	156	AT&T, Inc.	135,069	4,822
L-3 Communications Holdings, Inc.	6,250	721	Calpine Corp.(Æ)	254,352	5,832
Lockheed Martin Corp.	1,259	207	Canadian Natural Resources, Ltd.	75,500	3,078
Mettler-Toledo International, Inc.(Æ)	17,518	4,084	CenturyLink, Inc.	84,754	2,959
Norfolk Southern Corp.	13,248	1,252	CMS Energy Corp.	27,650	838
Northrop Grumman Corp.	1,076	131	Dominion Resources, Inc.	35,491	2,575
PACCAR, Inc.	72,410	4,633	DTE Energy Co.	3,580	280
Parker Hannifin Corp.	800	101	Duke Energy Corp.	15,358	1,144
Pentair, Ltd.	6,410	476	Exelon Corp.	18,626	653
Raytheon Co.	23,024	2,198	FirstEnergy Corp.	9,170	310
Sensata Technologies Holding NV(Æ)	230,462	9,788	NextEra Energy, Inc.	35,151	3,510
SPX Corp.	4,600	468	NiSource, Inc.	25,300	919
TransDigm Group, Inc.	28,817	5,126	NRG Energy, Inc.	53,500	1,751
Union Pacific Corp.	52,649	10,026	PG&E Corp.	9,681	441
United Continental Holdings, Inc.(Æ)	9,060	370	Public Service Enterprise Group, Inc.	32,790	1,343
United Parcel Service, Inc. Class B	8,812	868	Questar Corp.	15,000	364
United Technologies Corp.	80,830	9,565	Sempra Energy	14,900	1,469
Waste Management, Inc.	2,264	101	Southern Co.	18,942	868
WW Grainger, Inc.	3,770	959	Sprint Corp.(Æ)	18,518	157
		105,407	Talisman Energy, Inc.	407,650	4,211
			Verizon Communications, Inc.	222,729	10,408
Technology - 14.4%					49,333
Adobe Systems, Inc.(Æ)	70,488	4,349
Analog Devices, Inc.	81,739	4,192	Total Common Stocks
Apple, Inc.	25,326	14,945	(cost $736,073)		962,817
Applied Materials, Inc.	108,700	2,072
Avago Technologies, Ltd. Class A	23,580	1,497	Short-Term Investments - 7.0%
CA, Inc.	124,300	3,746	Russell U.S. Cash Management Fund	72,664,409 (∞)	72,664
Cisco Systems, Inc.	230,090	5,317
Citrix Systems, Inc.(Æ)	5,400	320	Total Short-Term Investments
Cognizant Technology Solutions Corp. Class			(cost $72,664)		72,664
A(Æ)	32,400	1,552	Total Investments 100.1%
EMC Corp.	283,385	7,311	(identified cost $808,737)		1,035,481
Equinix, Inc.(Æ)	27,060	5,082
Facebook, Inc. Class A(Æ)	22,000	1,315	Other Assets and Liabilities,
Freescale Semiconductor, Ltd.(Æ)	7,400	163	Net - (0.1%)		(1,058)
Google, Inc. Class C(Æ)	37,701	19,949
Hewlett-Packard Co.	37,670	1,245	Net Assets - 100.0%		1,034,423
International Business Machines Corp.	8,660	1,702
Intuit, Inc.	56,017	4,243
KLA-Tencor Corp.	11,520	737
Lam Research Corp.(Æ)	17,730	1,022
LinkedIn Corp. Class A(Æ)	26,520	4,070
Microsoft Corp.	365,293	14,758
Oracle Corp.	435,281	17,794
QUALCOMM, Inc.	186,630	14,690
Salesforce.com, Inc.(Æ)	74,280	3,837
SanDisk Corp.	9,430	801
SAP AG - ADR	50,390	4,081
Splunk, Inc.(Æ)	2,900	158
Texas Instruments, Inc.	2,800	127
Twitter, Inc.(Æ)	2,959	115
Tyco International, Ltd.	163,141	6,673
VMware, Inc. Class A(Æ)	3,500	324

See accompanying notes which are an integral part of the financial statements.
202 Russell Tax-Managed U.S. Large Cap Fund

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Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures		738	USD	69,295	06/14	1,146
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						1,146

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Common Stocks
Consumer Discretionary	$146,307	$—	$—		$146,307	14.1
Consumer Staples	77,141	—	—		77,141	7.5
Energy	81,357	—	—		81,357	7.9
Financial Services	186,749	—	—		186,749	18.0
Health Care	117,696	—	—		117,696	11.4
Materials and Processing	49,526	—	—		49,526	4.8
Producer Durables	105,407	—	—		105,407	10.2
Technology	149,301	—	—		149,301	14.4
Utilities	49,333	—	—		49,333	4.8
Short-Term Investments	—	72,664	—		72,664	7.0
Total Investments	962,817	72,664	—		1,035,481	100.1
Other Assets and Liabilities, Net						(0.1)
						100.0
Other Financial Instruments
Futures Contracts	1,146	—	—		1,146	0.1
Total Other Financial Instruments*	$1,146	$—	$—		$1,146

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 203

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Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$1,146

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$6,361

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(768)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

204 Russell Tax-Managed U.S. Large Cap Fund

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Russell Tax-Managed U.S. Large Cap Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$230	$—	$230
Total		$230	$—	$230

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Assets
Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Merrill Lynch	230	$—	$—	$230
Total	$230	$—	$—	$230

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Tax-Managed U.S. Large Cap Fund 205

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Russell Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$808,737
Investments, at fair value(>)	1,035,481
Cash (restricted)(a)	4,602
Receivables:
Dividends and interest	933
Dividends from affiliated Russell funds	5
Investments sold	3,770
Fund shares sold	5,297
Variation margin on futures contracts	230
Prepaid expenses	15
Total assets	1,050,333

Liabilities
Payables:
Investments purchased	14,847
Fund shares redeemed	212
Accrued fees to affiliates	808
Other accrued expenses	43
Total liabilities	15,910

Net Assets	$1,034,423

See accompanying notes which are an integral part of the financial statements.

206 Russell Tax-Managed U.S. Large Cap Fund

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Russell Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,726
Accumulated net realized gain (loss)	31,365
Unrealized appreciation (depreciation) on:
Investments	226,744
Futures contracts	1,146
Shares of beneficial interest	345
Additional paid-in capital	773,097
Net Assets	$1,034,423
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$29.77
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$31.59
Class A — Net assets	$14,252,395
Class A — Shares outstanding ($.01 par value)	478,754
Net asset value per share: Class C(#)	$28.54
Class C — Net assets	$17,815,132
Class C — Shares outstanding ($.01 par value)	624,275
Net asset value per share: Class E(#)	$29.88
Class E — Net assets	$41,199,248
Class E — Shares outstanding ($.01 par value)	1,378,881
Net asset value per share: Class S(#)	$30.01
Class S — Net assets	$961,156,158
Class S — Shares outstanding ($.01 par value)	32,025,611
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$72,664
(a) Cash Collateral for Futures	$4,602
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 207

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Russell Tax-Managed U.S. Large Cap Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$7,262
Dividends from affiliated Russell funds	33
Securities lending income	5
Total investment income	7,300

Expenses
Advisory fees	3,200
Administrative fees	218
Custodian fees	68
Distribution fees - Class A	16
Distribution fees - Class C	60
Transfer agent fees - Class A	12
Transfer agent fees - Class C	16
Transfer agent fees - Class E	39
Transfer agent fees - Class S	847
Professional fees	27
Registration fees	57
Shareholder servicing fees - Class C	20
Shareholder servicing fees - Class E	48
Trustees’ fees	9
Printing fees	12
Miscellaneous	11
Total expenses	4,660
Net investment income (loss)	2,640

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	59,541
Futures contracts	6,361
Net realized gain (loss)	65,902
Net change in unrealized appreciation (depreciation) on:
Investments	(4,640)
Futures contracts	(768)
Net change in unrealized appreciation (depreciation)	(5,408)
Net realized and unrealized gain (loss)	60,494
Net Increase (Decrease) in Net Assets from Operations	$63,134

See accompanying notes which are an integral part of the financial statements.

208 Russell Tax-Managed U.S. Large Cap Fund

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Russell Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,640	$3,280
Net realized gain (loss)	65,902	37,041
Net change in unrealized appreciation (depreciation)	(5,408)	117,385
Net increase (decrease) in net assets from operations	63,134	157,706

Distributions
From net investment income
Class A	(15)	(43)
Class E	(58)	(105)
Class S	(2,947)	(3,206)
Net decrease in net assets from distributions	(3,020)	(3,354)

Share Transactions*
Net increase (decrease) in net assets from share transactions	152,800	153,854
Total Net Increase (Decrease) in Net Assets	212,914	308,206

Net Assets
Beginning of period	821,509	513,303
End of period	$1,034,423	$821,509
Undistributed (overdistributed) net investment income included in net assets	$1,726	$2,106

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 209

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Russell Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	114	$3,292	231	$5,483
Proceeds from reinvestment of distributions	1	15	2	43
Payments for shares redeemed	(54)	(1,545)	(76)	(1,873)
Net increase (decrease)	61	1,762	157	3,653
Class C
Proceeds from shares sold	126	3,507	134	3,208
Payments for shares redeemed	(60)	(1,653)	(80)	(1,920)
Net increase (decrease)	66	1,854	54	1,288
Class E
Proceeds from shares sold	214	6,248	465	11,750
Proceeds from reinvestment of distributions	2	57	5	103
Payments for shares redeemed	(139)	(4,092)	(232)	(5,866)
Net increase (decrease)	77	2,213	238	5,987
Class S
Proceeds from shares sold	6,993	204,358	10,405	258,822
Proceeds from reinvestment of distributions	99	2,886	137	3,097
Payments for shares redeemed	(2,059)	(60,273)	(4,788)	(118,993)
Net increase (decrease)	5,033	146,971	5,754	142,926
Total increase (decrease)	5,237	$152,800	6,203	$153,854

See accompanying notes which are an integral part of the financial statements.

210 Russell Tax-Managed U.S. Large Cap Fund

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Russell Tax-Managed U.S. Large Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income
Class A
April 30, 2014*	27.84	.05	1.92	1.97	(.04)
October 31, 2013	22.11	.06	5.79	5.85	(.12)
October 31, 2012	19.49	.06	2.58	2.64	(.02)
October 31, 2011	18.15	.02	1.38	1.40	(.06)
October 31, 2010(1)	16.60	—	1.55	1.55	—

Class C
April 30, 2014*	26.76	(.05)	1.83	1.78	—
October 31, 2013	21.29	(.11)	5.58	5.47	—
October 31, 2012	18.88	(.08)	2.49	2.41	—
October 31, 2011	17.65	(.12)	1.35	1.23	—
October 31, 2010	15.16	(.09)	2.58	2.49	—
October 31, 2009	13.55	.01	1.61	1.62	(.01)

Class E
April 30, 2014*	27.95	.05	1.92	1.97	(.04)
October 31, 2013	22.17	.07	5.81	5.88	(.10)
October 31, 2012	19.53	.08	2.57	2.65	(.01)
October 31, 2011	18.15	.02	1.40	1.42	(.04)
October 31, 2010	15.54	.03	2.66	2.69	(.08)
October 31, 2009	13.96	.10	1.64	1.74	(.16)

Class S
April 30, 2014*	28.10	.09	1.92	2.01	(.10)
October 31, 2013	22.28	.13	5.84	5.97	(.15)
October 31, 2012	19.63	.13	2.58	2.71	(.06)
October 31, 2011	18.24	.07	1.40	1.47	(.08)
October 31, 2010	15.61	.08	2.66	2.74	(.11)
October 31, 2009	14.03	.14	1.64	1.78	(.20)

See accompanying notes which are an integral part of the financial statements.

211 Russell Tax-Managed U.S. Large Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.04)	29.77	7.07	14,253	1.24	1.24	.36	33
(.12)	27.84	26.60	11,631	1.24	1.24	.25	35
(.02)	22.11	13.54	5,765	1.23	1.23	.29	48
(.06)	19.49	7.73	2,682	1.24	1.24	.10	58
—	18.15	9.34	729	1.24	1.24	(.01)	82

—	28.54	6.65	17,815	1.99	1.99	(.39)	33
—	26.76	25.69	14,927	1.99	1.98	(.46)	35
—	21.29	12.71	10,733	1.98	1.94	(.39)	48
—	18.88	7.03	9,217	2.01	1.95	(.64)	58
—	17.65	16.42	10,996	1.99	1.91	(.55)	82
(.01)	15.16	11.98	12,383	2.00	1.92	.05	56

(.04)	29.88	7.07	41,199	1.24	1.24	.36	33
(.10)	27.95	26.61	36,395	1.24	1.23	.29	35
(.01)	22.17	13.57	23,578	1.23	1.19	.36	48
(.04)	19.53	7.82	20,474	1.26	1.20	.12	58
(.08)	18.15	17.36	19,744	1.24	1.16	.19	82
(.16)	15.54	12.74	14,488	1.25	1.17	.74	56

(.10)	30.01	7.18	961,156.99		.99	.61	33
(.15)	28.10	26.94	758,556.99		.98	.53	35
(.06)	22.28	13.84	473,227.98		.94	.61	48
(.08)	19.63	8.04	400,643	1.01	.95	.36	58
(.11)	18.24	17.65	362,585.99		.91	.44	82
(.20)	15.61	13.07	314,574	1.00	.92	1.03	56

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 212

Russell Investment Company

Russell Tax-Managed U.S. Mid and Small Cap Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2013 to April 30, 2014.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class A	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,025.90	$1,017.21
Expenses Paid During Period*	$7.69	$7.65

* Expenses are equal to the Fund's annualized expense ratio of 1.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class C	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,022.00	$1,013.64
Expenses Paid During Period*	$11.28	$11.23

* Expenses are equal to the Fund's annualized expense ratio of 2.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class E	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,025.90	$1,017.36
Expenses Paid During Period*	$7.53	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

Russell Tax-Managed U.S. Mid and Small Cap Fund 213

Russell Investment Company

Russell Tax-Managed U.S. Mid and Small Cap Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,027.00	$1,018.60
Expenses Paid During Period*	$6.28	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

214 Russell Tax-Managed U.S. Mid and Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid and Small Cap Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 90.4%			Ross Stores, Inc.	2,423	165
			Sally Beauty Holdings, Inc.(Æ)	58,900	1,614
Consumer Discretionary - 13.3%			Scholastic Corp.	3,928	129
1-800-Flowers.com, Inc. Class A(Æ)	20,636	112	Service Corp. International	12,050	226
Aaron's, Inc. Class A	5,967	176	Shoe Carnival, Inc.	6,564	150
ANN, Inc.(Æ)	25,330	993	Shutterfly, Inc.(Æ)	23,625	967
Barnes & Noble, Inc.(Æ)	7,464	122	Signet Jewelers, Ltd.	3,381	343
Beazer Homes USA, Inc.(Æ)	7,306	139	Starz(Æ)	5,402	174
Biglari Holdings, Inc.(Æ)	314	135	Tenneco, Inc.(Æ)	20,448	1,224
Bloomin' Brands, Inc.(Æ)	27,420	585	Tiffany & Co.	1,713	150
Brinker International, Inc.	5,264	259	Tilly's, Inc. Class A(Æ)	39,668	448
Buffalo Wild Wings, Inc.(Æ)	6,100	891	TiVo, Inc.(Æ)	12,831	152
Cabela's, Inc.(Æ)	19,200	1,260	Toll Brothers, Inc.(Æ)	42,800	1,465
Callaway Golf Co.	14,281	124	Tractor Supply Co.	6,838	460
Capella Education Co.	16,642	971	Tumi Holdings, Inc.(Æ)	22,980	469
CarMax, Inc.(Æ)	3,653	160	Tupperware Brands Corp.	2,897	246
Carter's, Inc.	11,109	818	Wolverine World Wide, Inc.	4,580	129
Cedar Fair, LP	8,537	443	Wyndham Worldwide Corp.	2,673	191
Cheesecake Factory, Inc. (The)	16,639	747
Chico's FAS, Inc.	10,882	173			37,741
Conversant, Inc.(Æ)	6,302	154
Cooper Tire & Rubber Co.	4,661	117	Consumer Staples - 3.1%
Dana Holding Corp.	9,122	193	Boulder Brands, Inc.(Æ)	60,086	887
DeVry Education Group, Inc.	21,545	970	Casey's General Stores, Inc.	31,935	2,193
Domino's Pizza, Inc.	15,958	1,187	Constellation Brands, Inc. Class A(Æ)	2,422	193
Dorman Products, Inc.(Æ)	27,712	1,595	Dean Foods Co.	9,638	153
DR Horton, Inc.	35,311	787	Fresh Market, Inc. (The)(Æ)(Ñ)	28,840	1,070
DreamWorks Animation SKG, Inc. Class			Hain Celestial Group, Inc. (The)(Æ)	2,875	247
A(Æ)	5,857	141	JM Smucker Co. (The)	1,628	157
Ethan Allen Interiors, Inc.	30,284	735	Monster Beverage Corp.(Æ)	2,242	150
Five Below, Inc.(Æ)	12,570	507	SUPERVALU, Inc.(Æ)	117,293	820
Gannett Co., Inc.	6,655	181	TreeHouse Foods, Inc.(Æ)	27,202	2,036
Gentex Corp.	6,490	186	United Natural Foods, Inc.(Æ)	9,083	627
Gentherm, Inc.(Æ)	42,814	1,556	WhiteWave Foods Co. (The) Class A(Æ)	14,355	397
G-III Apparel Group, Ltd.(Æ)	15,400	1,105			8,930
Goodyear Tire & Rubber Co. (The)	9,881	249
Grand Canyon Education, Inc.(Æ)	5,539	239	Energy - 4.6%
Guess?, Inc.	7,201	194	Arch Coal, Inc.(Ñ)	32,256	148
Hanesbrands, Inc.	3,303	271	Athlon Energy, Inc.(Æ)	23,316	942
Harman International Industries, Inc.	2,188	240	Basic Energy Services, Inc.(Æ)	8,450	223
Helen of Troy, Ltd.(Æ)	13,050	818	Bill Barrett Corp.(Æ)	28,149	667
Hertz Global Holdings, Inc.(Æ)	6,972	199	C&J Energy Services, Inc.(Æ)	5,121	154
Hibbett Sports, Inc.(Æ)(Ñ)	10,210	550	Cabot Oil & Gas Corp.	4,672	184
Hillenbrand, Inc.	12,516	381	Carrizo Oil & Gas, Inc.(Æ)	3,467	191
Iconix Brand Group, Inc.(Æ)	6,370	271	Cheniere Energy, Inc.(Æ)	1,647	93
Interpublic Group of Cos., Inc. (The)	14,186	247	Dril-Quip, Inc.(Æ)	12,230	1,383
Jack in the Box, Inc.(Æ)	18,145	971	Exterran Holdings, Inc.	6,019	259
John Wiley & Sons, Inc. Class A(Æ)	3,050	175	First Solar, Inc.(Æ)	4,368	295
Kate Spade & Co.(Æ)	26,352	916	Gulfport Energy Corp.(Æ)	3,174	234
Lamar Advertising Co. Class A(Æ)	2,710	135	Helmerich & Payne, Inc.	133	14
Liberty Media Corp. Class A(Æ)	1,049	136	Laredo Petroleum, Inc.(Æ)	14,927	436
Life Time Fitness, Inc.(Æ)(Ñ)	2,971	143	Magnum Hunter Resources Corp.(Æ)(Ñ)	18,314	156
LKQ Corp.(Æ)	57,541	1,676	Oasis Petroleum, Inc.(Æ)	18,217	847
Matthews International Corp. Class A(Ñ)	13,450	543	Oceaneering International, Inc.	3,328	244
Monro Muffler Brake, Inc.	19,085	1,076	Oil States International, Inc.(Æ)	2,537	246
Polaris Industries, Inc.	6,277	843	PowerSecure International, Inc.(Æ)	41,310	918
Pool Corp.	14,006	827	Rosetta Resources, Inc.(Æ)	3,716	176
PulteGroup, Inc.	8,808	162	SunCoke Energy, Inc.(Æ)	6,822	142
PVH Corp.	580	73	SunPower Corp. Class A(Æ)(Ñ)	7,412	248
Red Robin Gourmet Burgers, Inc.(Æ)	2,684	182	Superior Energy Services, Inc.	27,585	908

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Synergy Resources Corp.(Æ)	12,491	145	Genworth Financial, Inc. Class A(Æ)	44,497	794
Tesoro Corp.	3,098	174	Glacier Bancorp, Inc.	42,013	1,078
Walter Energy, Inc. Class A	631	5	Green Dot Corp. Class A(Æ)	6,919	120
Weatherford International, Ltd.(Æ)	103,800	2,180	Hanover Insurance Group, Inc. (The)	40,019	2,339
Whiting Petroleum Corp.(Æ)	3,134	231	Health Care, Inc.(ö)	1,344	85
Willbros Group, Inc.(Æ)	85,378	949	Healthcare Realty Trust, Inc.(ö)	19,335	486
World Fuel Services Corp.	3,486	159	Home Loan Servicing Solutions, Ltd.	3,196	71
		12,951	Home Properties, Inc.(ö)	2,156	133
			Hudson City Bancorp, Inc.	21,384	213
Financial Services - 19.4%			Huntington Bancshares, Inc.	21,443	196
Advent Software, Inc.	5,097	147	Iberiabank Corp.	2,759	174
Affiliated Managers Group, Inc.(Æ)	3,810	755	Imperial Holdings, Inc.(Æ)	12,830	86
American Equity Investment Life Holding			Inland Real Estate Corp.(ö)	14,388	150
Co.	43,955	1,025	iStar Financial, Inc.(Æ)(ö)	15,472	230
AmREIT, Inc. Class B(ö)	5,658	94	Jones Lang LaSalle, Inc.	3,827	444
Apollo Investment Corp.	9,487	76	Kayne Anderson Energy Development Co.	5,082	174
Ares Capital Corp.	10,550	181	KeyCorp	15,208	207
Argo Group International Holdings, Ltd.	21,594	959	Macerich Co. (The)(ö)	2,415	157
Assured Guaranty, Ltd.	7,127	170	Markel Corp.(Æ)	428	268
Astoria Financial Corp.	10,152	135	MarketAxess Holdings, Inc.	1,920	103
Axis Capital Holdings, Ltd.	5,244	240	MBIA, Inc.(Æ)	12,508	152
Banco Latinoamericano de Comercio Exterior			MGIC Investment Corp.(Æ)	152,158	1,309
SA Class E	6,718	173	Mid-America Apartment Communities, Inc.
BancorpSouth, Inc.	52,506	1,227	(ö)	2,173	151
Bank of the Ozarks, Inc.	19,410	1,163	National Health Investors, Inc.(ö)	9,467	584
Broadridge Financial Solutions, Inc.	5,818	223	Navigators Group, Inc. (The)(Æ)	2,541	145
Camden Property Trust(ö)	3,242	222	New York Mortgage Trust, Inc.(ö)	19,093	141
Cardtronics, Inc.(Æ)	34,525	1,156	Northwest Bancshares, Inc.	8,090	108
Cash America International, Inc.	3,126	136	Old National Bancorp	48,211	681
CBL & Associates Properties, Inc.(ö)	9,772	178	Old Republic International Corp.	12,183	202
CBOE Holdings, Inc.	3,885	207	Oritani Financial Corp.	8,387	124
Cedar Realty Trust, Inc.(ö)	22,323	138	PacWest Bancorp	24,916	981
Chesapeake Lodging Trust(ö)	28,669	774	Pebblebrook Hotel Trust(ö)	4,149	143
Chimera Investment Corp.(ö)	55,573	172	PennyMac Mortgage Investment Trust(ö)	6,200	145
City National Corp.	22,700	1,647	Post Properties, Inc.(ö)	3,782	190
Columbia Banking System, Inc.	5,350	133	Prosperity Bancshares, Inc.	21,054	1,242
Comerica, Inc.	20,156	972	PS Business Parks, Inc.(ö)	10,300	883
Community Bank System, Inc.	24,814	923	Radian Group, Inc.	16,993	238
Corrections Corp. of America(ö)	5,353	176	Raymond James Financial, Inc.	4,148	206
CVB Financial Corp.	10,947	158	Reinsurance Group of America, Inc. Class A	2,399	184
DCT Industrial Trust, Inc.(ö)	213,400	1,669	Resource Capital Corp.(ö)	13,779	76
DuPont Fabros Technology, Inc.(Ñ)(ö)	9,425	228	Retail Opportunity Investments Corp.(ö)	9,870	154
E*Trade Financial Corp.(Æ)	39,122	878	Retail Properties of America, Inc. Class A(ö)	120,400	1,724
Endurance Specialty Holdings, Ltd.	17,337	881	Ryman Hospitality Properties, Inc.(Ñ)(ö)	4,049	184
Equifax, Inc.	4,071	288	Selective Insurance Group, Inc.	78,115	1,792
Essex Property Trust, Inc.(ö)	750	130	Signature Bank(Æ)	11,115	1,321
Evercore Partners, Inc. Class A	10,597	566	SL Green Realty Corp.(ö)	1,767	185
Extra Space Storage, Inc.(ö)	5,406	283	StanCorp Financial Group, Inc.	2,478	151
Fair Isaac Corp.	18,828	1,077	State Bank Financial Corp.	35,353	586
Federal Agricultural Mortgage Corp. Class C	4,640	165	Sterling Bancorp	64,155	767
Federal Realty Investment Trust(ö)	2,297	270	Sun Communities, Inc.(ö)	26,633	1,214
FelCor Lodging Trust, Inc.(ö)	138,732	1,280	Tanger Factory Outlet Centers, Inc.(ö)	5,573	199
Fidelity National Financial, Inc. Class A	7,383	238	Texas Capital Bancshares, Inc.(Æ)	11,073	622
First Financial Bankshares, Inc.(Ñ)	4,360	257	Two Harbors Investment Corp.(ö)	14,321	149
First Horizon National Corp.	35,091	403	UMB Financial Corp.	13,725	806
First Industrial Realty Trust, Inc.(ö)	82,703	1,519	Umpqua Holdings Corp.(Ñ)	56,122	933
First Midwest Bancorp, Inc.	25,974	425	Universal Insurance Holdings, Inc.	10,163	149
Fiserv, Inc.(Æ)	22,500	1,368	Ventas, Inc.(ö)	2,256	149
FNB Corp.	27,025	336	Waddell & Reed Financial, Inc. Class A	4,533	306

See accompanying notes which are an integral part of the financial statements.
216 Russell Tax-Managed U.S. Mid and Small Cap Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Walter Investment Management Corp.(Æ)(Ñ)	22,223	591	VCA Antech, Inc.(Æ)	78,296	2,398
Webster Financial Corp.	26,742	806			26,686
Westamerica Bancorporation(Ñ)	2,883	147
WSFS Financial Corp.	2,677	181	Materials and Processing - 7.3%
Zions Bancorporation	25,358	733	AAON, Inc.	7,484	212
		55,063	Acuity Brands, Inc.	15,434	1,923
			Airgas, Inc.	1,657	176
Health Care - 9.4%			Allegheny Technologies, Inc.	16,874	695
Acadia Healthcare Co., Inc.(Æ)	25,691	1,079	Ashland, Inc.	2,458	237
Actavis PLC(Æ)	829	169	Ball Corp.	4,470	251
Akorn, Inc.(Æ)	95,067	2,398	Belden, Inc.	17,560	1,296
Albany Molecular Research, Inc.(Æ)	38,943	625	Calgon Carbon Corp.(Æ)	44,000	881
Alere, Inc.(Æ)	5,509	184	Carpenter Technology Corp.	11,991	753
Alexion Pharmaceuticals, Inc.(Æ)	1,299	205	Clarcor, Inc.	13,025	752
Align Technology, Inc.(Æ)	5,065	255	Coeur Mining, Inc.(Æ)	16,347	142
Alkermes PLC(Æ)	4,899	227	Compass Minerals International, Inc.	9,938	910
Analogic Corp.	10,850	815	Crown Holdings, Inc.(Æ)	5,723	270
Argos Therapeutics, Inc.(Æ)	14,317	127	Eagle Materials, Inc.	3,008	251
Auxilium Pharmaceuticals, Inc.(Æ)(Ñ)	5,769	130	Eastman Chemical Co.	2,170	189
BioMarin Pharmaceutical, Inc.(Æ)	2,801	163	FMC Corp.	8,165	629
Catamaran Corp.(Æ)	19,585	739	Hexcel Corp.(Æ)	24,545	1,023
Celldex Therapeutics, Inc.(Æ)(Ñ)	10,650	160	Horsehead Holding Corp.(Æ)	11,069	173
Chemed Corp.(Ñ)	2,336	194	Innophos Holdings, Inc.	12,920	729
Cooper Cos., Inc. (The)	2,058	271	Intrepid Potash, Inc.(Æ)(Ñ)	40,892	666
Covance, Inc.(Æ)	8,797	777	Koppers Holdings, Inc.	20,600	880
Cyberonics, Inc.(Æ)	12,655	749	Lennox International, Inc.	3,222	270
Dendreon Corp.(Æ)(Ñ)	50,215	130	Martin Marietta Materials, Inc.	5,052	628
DexCom, Inc.(Æ)	14,390	467	Minerals Technologies, Inc.	19,497	1,160
Eagle Pharmaceuticals, Inc.(Æ)(Ñ)	10,812	107	MRC Global, Inc.(Æ)	16,023	468
Greatbatch, Inc.(Æ)	27,475	1,265	Owens Corning	4,057	166
Haemonetics Corp.(Æ)	32,596	990	Packaging Corp. of America	4,726	315
Henry Schein, Inc.(Æ)	1,751	200	PGT, Inc.(Æ)	83,330	829
Hologic, Inc.(Æ)	9,896	208	PolyOne Corp.	18,217	683
ICON PLC(Æ)	26,560	1,030	Post Holdings, Inc.(Æ)	3,029	158
Integra LifeSciences Holdings Corp.(Æ)	16,439	749	RBC Bearings, Inc.(Æ)	2,400	149
Invacare Corp.	46,385	733	RPM International, Inc.	6,601	282
IPC The Hospitalist Co., Inc.(Æ)	16,262	659	Sensient Technologies Corp.	16,063	868
Isis Pharmaceuticals, Inc.(Æ)	5,927	158	Sonoco Products Co.	4,585	193
LifePoint Hospitals, Inc.(Æ)	11,488	642	Steel Dynamics, Inc.	10,715	196
MedAssets, Inc.(Æ)	8,685	198	Unifi, Inc.(Æ)	35,210	780
MEDNAX, Inc.(Æ)	4,820	286	Universal Forest Products, Inc.	2,625	132
MiMedx Group, Inc.(Æ)(Ñ)	80,364	464	WR Grace & Co.(Æ)	2,986	275
MWI Veterinary Supply, Inc.(Æ)	14,819	2,321			20,590
Omnicell, Inc.(Æ)	8,346	221
Orexigen Therapeutics, Inc.(Æ)(Ñ)	26,292	148	Producer Durables - 17.1%
Orthofix International NV(Æ)	4,798	145	Accuride Corp.(Æ)	129,255	729
PerkinElmer, Inc.	8,860	372	Actuant Corp. Class A	23,178	785
Pharmacyclics, Inc.(Æ)	552	52	Advanced Emissions Solutions, Inc.(Æ)	37,596	862
Quality Systems, Inc.	2,976	44	Advisory Board Co. (The)(Æ)	17,311	991
Questcor Pharmaceuticals, Inc.(Ñ)	7,000	575	Aircastle, Ltd.	8,190	144
Regeneron Pharmaceuticals, Inc.(Æ)	337	100	Allegiant Travel Co. Class A	1,795	211
ResMed, Inc.(Ñ)	4,741	236	Altra Industrial Motion Corp.	17,575	600
Salix Pharmaceuticals, Ltd.(Æ)	3,670	404	Ametek, Inc.	3,761	198
Seattle Genetics, Inc.(Æ)	4,886	188	Applied Industrial Technologies, Inc.	4,000	192
Team Health Holdings, Inc.(Æ)	17,389	843	B/E Aerospace, Inc.(Æ)	12,927	1,135
Tenet Healthcare Corp.(Æ)	4,944	223	Barnes Group, Inc.	29,809	1,148
US Physical Therapy, Inc.	27,991	863	Barrett Business Services, Inc.	11,835	597
			Briggs & Stratton Corp.	36,653	783
			Bristow Group, Inc.(Ñ)	21,441	1,647

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Carlisle Cos., Inc.	3,258	268	Trimble Navigation, Ltd.(Æ)	30,794	1,183
CDI Corp.	8,245	126	United Rentals, Inc.(Æ)	14,396	1,351
Celadon Group, Inc.	5,958	137	United Stationers, Inc.	12,685	476
Chart Industries, Inc.(Æ)	3,725	254	Wabtec Corp.	20,346	1,517
Chicago Bridge & Iron Co.	3,261	261	WageWorks, Inc.(Æ)	13,770	583
Commercial Vehicle Group, Inc.(Æ)	77,794	755	WESCO International, Inc.(Æ)	11,964	1,050
Con-way, Inc.	3,100	132	Zebra Technologies Corp. Class A(Æ)	17,575	1,220
CoStar Group, Inc.(Æ)	5,680	914			48,404
Electronics For Imaging, Inc.(Æ)	5,224	197
EnPro Industries, Inc.(Æ)	16,406	1,168	Technology - 12.9%
ExlService Holdings, Inc.(Æ)	5,075	144	ACI Worldwide, Inc.(Æ)	14,118	807
Forward Air Corp.	3,832	170	Acxiom Corp.(Æ)	24,426	690
Franklin Electric Co., Inc.	8,835	342	Anixter International, Inc.	3,970	389
G&K Services, Inc. Class A	9,175	486	Ansys, Inc.(Æ)	3,035	232
GATX Corp.	15,975	1,048	AOL, Inc.(Æ)	5,211	223
Generac Holdings, Inc.	7,480	440	Applied Micro Circuits Corp.(Æ)	13,404	130
Genesee & Wyoming, Inc. Class A(Æ)	6,677	661	Aruba Networks, Inc.(Æ)	30,500	603
GrafTech International, Ltd.(Æ)(Ñ)	6,419	72	Aspen Technology, Inc.(Æ)	53,231	2,288
Granite Construction, Inc.	4,810	180	Atmel Corp.(Æ)	18,159	141
Gulfmark Offshore, Inc. Class A	30,450	1,371	Avnet, Inc.	5,180	223
Healthcare Services Group, Inc.	21,732	632	Bottomline Technologies de, Inc.(Æ)	27,263	863
HEICO Corp.	4,771	264	Brightcove, Inc.(Æ)	7,586	65
Herman Miller, Inc.	26,158	806	Cavium, Inc.(Æ)	15,720	666
HNI Corp.	4,654	164	Checkpoint Systems, Inc.(Æ)	72,151	921
Hub Group, Inc. Class A(Æ)	3,437	154	Ciena Corp.(Æ)	38,867	768
Jacobs Engineering Group, Inc.(Æ)	27,600	1,593	comScore, Inc.(Æ)	45,868	1,437
Kansas City Southern	1,553	157	Dealertrack Technologies, Inc.(Æ)	37,540	1,715
KBR, Inc.	6,364	161	DigitalGlobe, Inc.(Æ)	5,661	169
Kirby Corp.(Æ)	24,380	2,453	Diodes, Inc.(Æ)	25,387	670
Knight Transportation, Inc.	36,775	873	Ellie Mae, Inc.(Æ)	25,900	632
Lexmark International, Inc. Class A	4,190	180	Emulex Corp.(Æ)	18,792	134
Littelfuse, Inc.	2,549	231	Entegris, Inc.(Æ)	59,131	656
Manitowoc Co., Inc. (The)	7,453	237	Envestnet, Inc.(Æ)	17,942	661
MasTec, Inc.(Æ)	8,610	341	EPAM Systems, Inc.(Æ)	14,425	449
MAXIMUS, Inc.	33,040	1,407	Equinix, Inc.(Æ)	697	131
Measurement Specialties, Inc.(Æ)	15,135	974	Fabrinet(Æ)	48,542	1,049
Mettler-Toledo International, Inc.(Æ)	812	189	Fairchild Semiconductor International, Inc.
Middleby Corp.(Æ)	3,168	800	Class A(Æ)	45,303	577
Navigant Consulting, Inc.(Æ)	8,155	137	Finisar Corp.(Æ)	32,489	850
Nordic American Tankers, Ltd.(Ñ)	16,462	142	Interactive Intelligence Group, Inc.(Æ)	5,502	344
Orbital Sciences Corp.(Æ)	9,617	283	IPG Photonics Corp.(Æ)	2,312	149
Pall Corp.	2,164	182	Jabil Circuit, Inc.	78,019	1,347
Pentair, Ltd.	2,864	213	JDS Uniphase Corp.(Æ)	7,345	93
PHH Corp.(Æ)	19,226	457	Lambda TD Software, Inc.(Æ)	6,739	125
Proto Labs, Inc.(Æ)(Ñ)	17,152	1,038	LivePerson, Inc.(Æ)	31,475	312
Quanta Services, Inc.(Æ)	6,132	216	MA-COM Technology Solutions Holdings,
Roadrunner Transportation Systems, Inc.(Æ)	41,070	1,012	Inc.(Æ)	35,999	630
Robert Half International, Inc.	4,436	199	Mentor Graphics Corp.	9,771	202
Rush Enterprises, Inc. Class A(Æ)	31,947	1,026	MICROS Systems, Inc.(Æ)	4,213	217
ServiceSource International, Inc.(Æ)	19,709	123	Monolithic Power Systems, Inc.(Æ)	6,476	240
Sykes Enterprises, Inc.(Æ)	35,341	699	Monotype Imaging Holdings, Inc.	27,116	716
Taser International, Inc.(Æ)	13,105	212	Newport Corp.(Æ)	8,837	165
Teledyne Technologies, Inc.(Æ)	6,311	586	Nuance Communications, Inc.(Æ)	11,636	187
Terex Corp.	4,696	203	ON Semiconductor Corp.(Æ)	11,844	112
Tetra Tech, Inc.(Æ)	4,369	125	Park Electrochemical Corp.	27,191	725
Thermon Group Holdings, Inc.(Æ)	36,582	871	Plexus Corp.(Æ)	47,692	1,999
Titan International, Inc.(Ñ)	42,153	738	Progress Software Corp.(Æ)	69,117	1,483
Toro Co. (The)	12,417	789	Qlik Technologies, Inc.(Æ)	6,337	139
TriMas Corp.(Æ)	28,141	1,009	QLogic Corp.(Æ)	11,977	139

See accompanying notes which are an integral part of the financial statements.

218 Russell Tax-Managed U.S. Mid and Small Cap Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair	Principal	Fair
	Amount ($)	Value	Amount ($)	Value
	or Shares	$	or Shares	$
Qualys, Inc.(Æ)	18,560	358
Rambus, Inc.(Æ)	18,176	220	Other Assets and Liabilities,
RealPage, Inc.(Æ)(Ñ)	39,650	704	Net - (2.1%)	(5,857)
RetailMeNot, Inc.(Æ)	29,264	872
RF Micro Devices, Inc.(Æ)	22,417	189	Net Assets - 100.0%	283,761
Rogers Corp.(Æ)	2,812	169
Rovi Corp.(Æ)	7,181	160
Sapient Corp.(Æ)	35,435	577
SBA Communications Corp. Class A(Æ)	2,333	209
Spansion, Inc. Class A(Æ)	9,366	167
Stratasys, Ltd.(Æ)(Ñ)	6,550	635
Synchronoss Technologies, Inc.(Æ)	6,060	185
Syntel, Inc.(Æ)	16,377	1,315
Tangoe, Inc.(Æ)(Ñ)	30,750	463
TIBCO Software, Inc.(Æ)	5,219	102
Tyler Technologies, Inc.(Æ)	10,650	870
Ultimate Software Group, Inc.(Æ)	3,328	398
VeriFone Systems, Inc.(Æ)	38,647	1,292
Zynga, Inc. Class A(Æ)	40,777	165
		36,513

Utilities - 3.3%
8x8, Inc.(Æ)	102,820	997
ALLETE, Inc.	3,252	168
Avista Corp.	8,880	285
Black Hills Corp.	12,915	746
CenterPoint Energy, Inc.	7,174	178
Cleco Corp.	24,843	1,305
Connecticut Water Service, Inc.	4,800	156
El Paso Electric Co.	25,411	961
Empire District Electric Co. (The)	5,785	141
Gran Tierra Energy, Inc.(Æ)	17,173	123
Idacorp, Inc.	3,075	173
National Fuel Gas Co.	25,159	1,853
New Jersey Resources Corp.	3,300	164
Northeast Utilities	3,872	183
Northwest Natural Gas Co.	2,955	131
NorthWestern Corp.	26,137	1,264
NRG Energy, Inc.	1,034	34
PNM Resources, Inc.	6,214	172
Southwest Gas Corp.	4,108	226
Time Warner Telecom, Inc. Class A(Æ)	7,653	235
		9,495

Total Common Stocks
(cost $182,439)		256,373

Short-Term Investments - 7.8%
Russell U.S. Cash Management Fund	22,261,545 (∞)	22,261
Total Short-Term Investments
(cost $22,261)		22,261

Other Securities - 3.9%
Russell U.S. Cash Collateral Fund(×)	10,983,602 (∞)	10,984
Total Other Securities
(cost $10,984)		10,984
Total Investments 102.1%
(identified cost $215,684)		289,618

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P Midcap 400 E-Mini Index Futures		193	USD	26,115	06/14	(131)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(131)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Common Stocks
Consumer Discretionary	$37,741	$—	$—		$37,741	13.3
Consumer Staples	8,930	—	—		8,930	3.1
Energy	12,951	—	—		12,951	4.6
Financial Services	55,063	—	—		55,063	19.4
Health Care	26,686	—	—		26,686	9.4
Materials and Processing	20,590	—	—		20,590	7.3
Producer Durables	48,404	—	—		48,404	17.1
Technology	36,513	—	—		36,513	12.9
Utilities	9,495	—	—		9,495	3.3
Short-Term Investments	—	22,261	—		22,261	7.8
Other Securities	—	10,984	—		10,984	3.9
Total Investments	256,373	33,245	—		289,618	102.1
Other Assets and Liabilities, Net						(2.1)
						100.0
Other Financial Instruments
Futures Contracts	(131)	—	—		(131)	(—) *
Total Other Financial Instruments**	$(131)	$—	$—		$(131)

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

220 Russell Tax-Managed U.S. Mid and Small Cap Fund

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Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$131

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,076

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(797)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$10,824	$—	$10,824
Futures Contracts	Variation margin on futures contracts	142	—	142
Total		$10,966	$—	$10,966

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$4,799	$—	$4,799	$—
Citigroup	1,064	—	1,064	—
Deutsche Bank	831	—	831	—
Fidelity	1,985	—	1,985	—
Goldman Sachs	117	—	117	—
JPMorgan Chase	1,378	—	1,378	—
Merrill Lynch	142	—	—	142
Morgan Stanley	152	—	152	—
UBS	498	—	498	—
Total	$10,966	$—	$10,824	$142

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

222 Russell Tax-Managed U.S. Mid and Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid and Small Cap Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$215,684
Investments, at fair value(*)(>)	289,618
Cash (restricted)(a)	1,445
Receivables:
Dividends and interest	46
Dividends from affiliated Russell funds	2
Investments sold	3,115
Fund shares sold	1,081
Variation margin on futures contracts	142
Prepaid expenses	2
Total assets	295,451

Liabilities
Payables:
Investments purchased	355
Fund shares redeemed	34
Accrued fees to affiliates	284
Other accrued expenses	33
Payable upon return of securities loaned	10,984
Total liabilities	11,690

Net Assets	$283,761

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid and Small Cap Fund 223

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Russell Tax-Managed U.S. Mid and Small Cap Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,155)
Accumulated net realized gain (loss)	17,694
Unrealized appreciation (depreciation) on:
Investments	73,934
Futures contracts	(131)
Shares of beneficial interest	133
Additional paid-in capital	193,286
Net Assets	$283,761
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$20.82
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$22.09
Class A — Net assets	$5,051,249
Class A — Shares outstanding ($.01 par value)	242,655
Net asset value per share: Class C(#)	$18.51
Class C — Net assets	$11,707,886
Class C — Shares outstanding ($.01 par value)	632,541
Net asset value per share: Class E(#)	$20.84
Class E — Net assets	$5,836,766
Class E — Shares outstanding ($.01 par value)	280,021
Net asset value per share: Class S(#)	$21.48
Class S — Net assets	$261,165,095
Class S — Shares outstanding ($.01 par value)	12,156,793
Amounts in thousands
(*) Securities on loan included in investments	$10,824
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S Cash Collateral Fund	$33,245
(a) Cash Collateral for Futures	$1,445
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

224 Russell Tax-Managed U.S. Mid and Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid and Small Cap Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,073
Dividends from affiliated Russell funds	10
Securities lending income	64
Total investment income	1,147

Expenses
Advisory fees	1,315
Administrative fees	64
Custodian fees	31
Distribution fees - Class A	5
Distribution fees - Class C	44
Transfer agent fees - Class A	4
Transfer agent fees - Class C	12
Transfer agent fees - Class E	5
Transfer agent fees - Class S	247
Professional fees	27
Registration fees	33
Shareholder servicing fees - Class C	15
Shareholder servicing fees - Class E	7
Trustees’ fees	3
Printing fees	8
Miscellaneous	6
Expenses before reductions	1,826
Expense reductions	(75)
Net expenses	1,751
Net investment income (loss)	(604)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	16,858
Futures contracts	2,076
Net realized gain (loss)	18,934
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(10,800)
Futures contracts	(797)
Net change in unrealized appreciation (depreciation)	(11,597)
Net realized and unrealized gain (loss)	7,337
Net Increase (Decrease) in Net Assets from Operations	$6,733

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid and Small Cap Fund 225

Russell Investment Company

Russell Tax-Managed U.S. Mid and Small Cap Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(604)	$(344)
Net realized gain (loss)	18,934	19,560
Net change in unrealized appreciation (depreciation)	(11,597)	48,427
Net increase (decrease) in net assets from operations	6,733	67,643

Distributions
From net investment income
Class A	—	(—**)
Class S	—	(288)
From net realized gain
Class A	(263)	(2)
Class C	(1,021)	(10)
Class E	(432)	(5)
Class S	(18,502)	(188)
Net decrease in net assets from distributions	(20,218)	(493)

Share Transactions*
Net increase (decrease) in net assets from share transactions	43,220	22,066
Total Net Increase (Decrease) in Net Assets	29,735	89,216

Net Assets
Beginning of period	254,026	164,810
End of period	$283,761	$254,026
Undistributed (overdistributed) net investment income included in net assets	$(1,155)	$(551)
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

226 Russell Tax-Managed U.S. Mid and Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid and Small Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	102	$2,162	85	$1,558
Proceeds from reinvestment of distributions	12	263	—	2
Payments for shares redeemed	(20)	(440)	(26)	(515)
Net increase (decrease)	94	1,985	59	1,045
Class C
Proceeds from shares sold	85	1,629	173	2,843
Proceeds from reinvestment of distributions	54	1,010	—	10
Payments for shares redeemed	(73)	(1,388)	(95)	(1,603)
Net increase (decrease)	66	1,251	78	1,250
Class E
Proceeds from shares sold	44	942	94	1,768
Proceeds from reinvestment of distributions	20	422	—	5
Payments for shares redeemed	(41)	(898)	(80)	(1,549)
Net increase (decrease)	23	466	14	224
Class S
Proceeds from shares sold	1,880	41,186	2,872	53,990
Proceeds from reinvestment of distributions	839	18,178	28	466
Payments for shares redeemed	(907)	(19,846)	(1,830)	(34,909)
Net increase (decrease)	1,812	39,518	1,070	19,547
Total increase (decrease)	1,995	$43,220	1,221	$22,066

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid and Small Cap Fund 227

Russell Investment Company

Russell Tax-Managed U.S. Mid and Small Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	21.99	(.07)	.66	.59	—	(1.76)
October 31, 2013	16.00	(.08)	6.09	6.01	—(f)	(.02)
October 31, 2012	14.47	(.05)	1.58	1.53	—	—
October 31, 2011	13.06	(.07)	1.48	1.41	—	—
October 31, 2010(1)	12.18	(.02)	.90	.88	—	—

Class C
April 30, 2014*	19.81	(.13)	.59	.46	—	(1.76)
October 31, 2013	14.51	(.18)	5.50	5.32	—	(.02)
October 31, 2012	13.23	(.15)	1.43	1.28	—	—
October 31, 2011	12.02	(.18)	1.39	1.21	—	—
October 31, 2010	9.62	(.11)	2.51	2.40	—	—
October 31, 2009	8.69	(.06)	.99	.93	—	—

Class E
April 30, 2014*	22.01	(.07)	.66	.59	—	(1.76)
October 31, 2013	16.01	(.06)	6.08	6.02	—	(.02)
October 31, 2012	14.48	(.05)	1.58	1.53	—	—
October 31, 2011	13.06	(.08)	1.50	1.42	—	—
October 31, 2010	10.38	(.03)	2.71	2.68	—	—
October 31, 2009	9.37	—(f)	1.06	1.06	(.05)	—

Class S
April 30, 2014*	22.61	(.04)	.67	.63	—	(1.76)
October 31, 2013	16.43	(.02)	6.25	6.23	(.03)	(.02)
October 31, 2012	14.83	(.01)	1.61	1.60	—	—
October 31, 2011	13.34	(.05)	1.54	1.49	—	—
October 31, 2010	10.58	—(f)	2.77	2.77	(.01)	—
October 31, 2009	9.56	.03	1.07	1.10	(.08)	—

See accompanying notes which are an integral part of the financial statements.

228 Russell Tax-Managed U.S. Mid and Small Cap Fund

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	(d)(e)	Turnover Rate(b)

(1.76)	20.82	2.59	5,051	1.56	1.53	(.70)	38
(.02)	21.99	37.62	3,256	1.56	1.53	(.44)	46
—	16.00	10.57	1,426	1.58	1.53	(.34)	48
—	14.47	11.03	932	1.63	1.53	(.48)	46
—	13.06	7.23	213	1.61	1.50	(.44)	57

(1.76)	18.51	2.20	11,708	2.31	2.25	(1.39)	38
(.02)	19.81	36.71	11,218	2.31	2.25	(1.11)	46
—	14.51	9.68	7,083	2.34	2.25	(1.06)	48
—	13.23	10.23	6,571	2.36	2.25	(1.33)	46
—	12.02	24.95	7,170	2.34	2.24	(1.02)	57
—	9.62	10.57	7,033	2.36	2.21	(.69)	55

(1.76)	20.84	2.59	5,837	1.56	1.50	(.65)	38
(.02)	22.01	37.64	5,665	1.56	1.50	(.36)	46
—	16.01	10.57	3,898	1.59	1.50	(.31)	48
—	14.48	11.10	3,443	1.61	1.50	(.56)	46
—	13.06	25.82	3,966	1.60	1.49	(.29)	57
(.05)	10.38	11.48	2,794	1.60	1.46	(.02)	55

(1.76)	21.48	2.70	261,165	1.31	1.25	(.40)	38
(.05)	22.61	38.02	233,887	1.31	1.25	(.11)	46
—	16.43	10.79	152,403	1.34	1.25	(.06)	48
—	14.83	11.32	137,579	1.36	1.25	(.32)	46
(.01)	13.34	26.20	137,567	1.35	1.24	(.03)	57
(.08)	10.58	11.74	119,802	1.36	1.22	.29	55

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid and Small Cap Fund 229

Russell Investment Company

Russell Global Opportunistic Credit Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,023.40	$1,019.04
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$5.82	$5.81

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2014	$1,019.70	$1,015.32
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$9.56	$9.54
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.91%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2013	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2014	$1,023.50	$1,019.04
	Expenses Paid During Period*	$5.82	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

230 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,024.70	$1,020.28
Expenses Paid During Period*	$4.57	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,025.00	$1,020.68
Expenses Paid During Period*	$4.17	$4.16

* Expenses are equal to the Fund's annualized expense ratio of 0.83% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

Russell Global Opportunistic Credit Fund 231

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$

Long-Term Fixed Income Investments - 88.0%				10.000% due 01/01/23	BRL	17,380	7,067
				10.000% due 01/01/25	BRL	12,592	4,996
Argentina - 0.5%				Brazilian Government International
Argentina Boden Bonds				Bond
7.000% due 10/03/15		1,471	1,434	4.875% due 01/22/21		280	302
Argentina Bonar Bonds				2.625% due 01/05/23		16,130	14,638
7.000% due 04/17/17		6,305	5,785	8.500% due 01/05/24	BRL	550	238
Argentine Republic Government				4.250% due 01/07/25		8,049	7,989
International Bond				8.250% due 01/20/34		2,818	3,804
3.750% due 03/31/19		437	185	Itau Unibanco Holding SA
City of Buenos Aires Argentina				5.650% due 03/19/22 (Þ)		200	203
9.950% due 03/01/17 (Þ)		255	253	Samarco Mineracao SA
YPF Sociedad Anonima				4.125% due 11/01/22 (Þ)		200	186
8.750% due 04/04/24 (Å)		151	152				59,909
			7,809	Canada - 1.4%
Australia - 0.1%				Arctic Glacier U.S.A., Inc. First Lien
FMG Resources Pty, Ltd.				Term Loan
6.875% due 02/01/18 (Þ)		1,665	1,757	5.000% due 05/10/19		997	993
				Great Canadian Gaming Corp.
Austria - 0.0%				6.625% due 07/25/22 (Þ)	CAD	275	267
				Harvest Operations Corp.
ESAL GmbH				6.875% due 10/01/17		2,885	3,127
6.250% due 02/05/23 (Þ)		475	454	HudBay Minerals, Inc.
				9.500% due 10/01/20		2,505	2,705
Azerbaijan - 0.4%				Kodiak Oil & Gas Corp.
Republic of Azerbaijan International				5.500% due 01/15/21		1,215	1,251
Bond				Masonite International Corp.
4.750% due 03/18/24 (Þ)		2,644	2,664	8.250% due 04/15/21 (Þ)		2,750	3,025
State Oil Co. of the Azerbaijan Republic				Mood Media Corp. Term Loan
5.450% due 02/09/17		743	786	5.000% due 04/25/19		750	751
4.750% due 03/13/23		2,218	2,139	Pacific Rubiales Energy Corp.
			5,589	5.125% due 03/28/23 (Þ)		360	348
				Precision Drilling Corp.
Barbados - 0.0%				6.500% due 12/15/21		3,500	3,789
Columbus International, Inc.				Valeant Pharmaceuticals International,
7.375% due 03/30/21 (Þ)		234	245	Inc.
				7.500% due 07/15/21 (Þ)		2,340	2,609

Bermuda - 0.3%				5.625% due 12/01/21 (Þ)		1,425	1,482
				Valeant Pharmaceuticals International,
GeoPark Latin America, Ltd. Agencia				Inc. 1st Lien Term Loan B
en Chile				3.750% due 08/05/20 (Ê)		998	998
7.500% due 02/11/20 (Þ)		200	210				21,345
Inkia Energy, Ltd.
8.375% due 04/04/21 (Þ)		200	220	Cayman Islands - 0.4%
Seadrill, Ltd.				Brazil Minas SPE via State of Minas
6.125% due 09/15/17 (Þ)		2,040	2,109	Gerais
6.625% due 09/15/20 (Þ)		1,400	1,400	Series REGS
			3,939	5.333% due 02/15/28		1,731	1,699
Brazil - 3.9%				China Overseas Finance Cayman II, Ltd.
				5.500% due 11/10/20		250	261
Brazil Letras do Tesouro Nacional				Comcel Trust
Series LTN				6.875% due 02/06/24 (Þ)		217	227
Zero coupon due 01/01/16	BRL	24,390	9,040	Country Garden Holdings Co., Ltd.
Zero coupon due 01/01/17	BRL	20,650	6,783	Series REGS
Brazil Notas do Tesouro Nacional				11.125% due 02/23/18		273	296
Series NTNB				Dubai Holding Commercial Operations
6.000% due 08/15/20	BRL	135	147	MTN, Ltd.
6.000% due 08/15/50	BRL	2,890	2,952	Series EMtN
Series NTNF				6.000% due 02/01/17	GBP	300	530
10.000% due 01/01/17	BRL	3,550	1,564	Grupo Aval, Ltd.

See accompanying notes which are an integral part of the financial statements.
232 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
4.750% due 09/26/22 (Þ)		374	366	Series REGS
Kaisa Group Holdings, Ltd.				8.750% due 01/25/21	COP	1,000,000	558
8.875% due 03/19/18 (Þ)		200	194	Empresas Publicas de Medellin ESP
MAF Global Securities, Ltd.				Series REGS
7.125% due 12/31/49 (ƒ)		450	484	8.375% due 02/01/21	COP	570,000	313
Odebrecht Drilling Norbe VIII/IX, Ltd.				Transportadora de Gas Internacional
6.350% due 06/30/21 (Þ)		212	222	SA ESP
Odebrecht Finance, Ltd.				5.700% due 03/20/22 (Þ)		300	319
5.125% due 06/26/22 (Þ)		411	419				30,908
Odebrecht Offshore Drilling Finance,				Costa Rica - 0.3%
Ltd.
6.750% due 10/01/22 (Þ)		413	433	Costa Rica Government International
Schahin II Finance Co. SPV, Ltd.				Bond
5.875% due 09/25/22 (Þ)		176	166	4.375% due 04/30/25 (Þ)		688	609
Sinopec Group Overseas Co.				Series REGS
4.375% due 04/10/24 (Å)		653	659	4.250% due 01/26/23		2,473	2,269
			5,956	Republic of Costa Rica

Chile - 0.9%				7.000% due 04/04/44	D	1,906	4,774 1,896
Banco del Estado de Chile				Croatia - 0.8%
3.875% due 02/08/22 (Þ)		1,171	1,171
Cencosud SA				Croatia Government International Bond
5.500% due 01/20/21 (Þ)		150	156	6.375% due 03/24/21 (Þ)		960	1,032
4.875% due 01/20/23 (Þ)		69	67	6.000% due 01/26/24 (Þ)		10,348	10,775
Chile Government International Bond				Series REGS
5.500% due 08/05/20	CLP	200,000	362	6.625% due 07/14/20		994	1,083
Series REGS							12,890
6.000% due 01/01/18	CLP	95,000	177	Dominican Republic - 0.6%
Corp. Nacional del Cobre de Chile				Dominican Republic Government
3.000% due 07/17/22 (Þ)		2,900	2,748	International Bonds
4.500% due 08/13/23 (Þ)		1,005	1,052	7.450% due 04/30/44		792	801
4.250% due 07/17/42 (Þ)		1,260	1,107	Dominican Republic International Bond
Series REGS				5.875% due 04/18/24 (Þ)		3,064	3,049
7.500% due 01/15/19		1,760	2,119	Series REGS
3.750% due 11/04/20		604	619	9.040% due 01/23/18		485	532
3.875% due 11/03/21		1,694	1,713	7.500% due 05/06/21		4,709	5,227
6.150% due 10/24/36		1,709	1,955				9,609
			13,246	El Salvador - 0.3%
Colombia - 2.0%				El Salvador Government International
Bancolombia SA				Bond
5.125% due 09/11/22		433	429	7.750% due 01/24/23		664	740
Bogota Distrito Capital				5.875% due 01/30/25 (Þ)		1,607	1,559
Series REGS				Series REGS
9.750% due 07/26/28	COP	3,000,000	1,929	7.375% due 12/01/19		830	923
Colombia Government International				5.875% due 01/30/25		1,603	1,555
Bond							4,777
12.000% due 10/22/15	COP	6,622,000	3,765	France - 0.8%
7.375% due 03/18/19		617	748
11.750% due 02/25/20		895	1,294	CGG SA
7.750% due 04/14/21	COP	8,859,000	5,155	6.500% due 06/01/21		2,600	2,619
4.375% due 07/12/21		4,282	4,530	Holding Medi-Partenaires SAS
2.625% due 03/15/23		597	545	7.000% due 05/15/20 (Þ)	EUR	970	1,420
4.375% due 03/21/23	COP	550,000	256	Series REGS
4.000% due 02/26/24		4,200	4,236	7.000% due 05/15/20	EUR	590	864
8.125% due 05/21/24		360	475	Kerneos Tech Group SAS
9.850% due 06/28/27	COP	3,997,000	2,694	5.750% due 03/01/21 (Þ)	EUR	1,700	2,433
7.375% due 09/18/37		2,157	2,820	Loxam SAS
6.125% due 01/18/41		739	842	7.375% due 01/24/20 (Þ)	EUR	1,455	2,212
Emgesa SA ESP				Series REGS
				7.375% due 01/24/20	EUR	650	988

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 233

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Numericable Group SA				6.500% due 06/24/19	HUF	398,200	1,967
6.000% due 05/15/22 (Å)		1,580	1,618	Series 15/C
Rexel SA				7.750% due 08/24/15	HUF	411,420	1,978
5.250% due 06/15/20 (Þ)		590	608	Series 17/A
			12,762	6.750% due 11/24/17	HUF	969,600	4,807
Gabon - 0.0%				Series 18/A
				5.500% due 12/20/18	HUF	6,180	29
Gabonese Republic				Series 20/A
Series REGS				7.500% due 11/12/20	HUF	76,100	393
8.200% due 12/12/17		685	784	Series 22/A
				7.000% due 06/24/22	HUF	326,000	1,647
Germany - 1.5%				Hungary Government International Bond
CeramTec Group GmbH				5.000% due 03/30/16	GBP	209	365
8.250% due 08/15/21 (Þ)	EUR	395	601	3.500% due 07/18/16	EUR	229	328
Series REGS				6.375% due 03/29/21		4,114	4,577
8.250% due 08/15/21	EUR	1,700	2,588	5.375% due 02/21/23		616	643
Deutsche Bank AG				5.750% due 11/22/23		2,426	2,584
Series EmTN				5.375% due 03/25/24		812	841
7.000% due 05/17/22 (Þ)	IDR	37,800,000	3,104	7.625% due 03/29/41		550	659
Deutsche Raststaetten Gruppe IV GmbH							20,818
6.750% due 12/30/20 (Þ)	EUR	1,040	1,565	Indonesia - 2.7%
Series REGS				Adaro Indonesia PT
6.750% due 12/30/20	EUR	850	1,279	Series REGS
Techem Energy Metering Service GmbH				7.625% due 10/22/19		500	526
& Co. KG				Indonesia Government International
7.875% due 10/01/20 (Þ)	EUR	560	873	Bond
Series REGS				6.875% due 01/17/18		1,862	2,118
7.875% due 10/01/20	EUR	1,590	2,478	11.625% due 03/04/19		8,475	11,420
Trionista TopCo GmbH				5.875% due 03/13/20		2,252	2,466
6.875% due 04/30/21 (Þ)	EUR	1,045	1,573	3.375% due 04/15/23 (Þ)		628	569
Series REGS				8.500% due 10/12/35		1,369	1,768
6.875% due 04/30/21	EUR	2,160	3,252	7.750% due 01/17/38		2,202	2,667
Unitymedia Hessen GmbH & Co. KG /				Series REGS
Unitymedia NRW GmbH				4.875% due 05/05/21		1,235	1,274
5.750% due 01/15/23 (Þ)	EUR	800	1,200	5.375% due 10/17/23		1,405	1,466
Series REGS				Indonesia Treasury Bond
5.500% due 09/15/22	EUR	150	223	Series FR53
5.750% due 01/15/23	EUR	969	1,454	8.250% due 07/15/21	IDR	5,100,000	448
Unitymedia KabelBW GmbH				Series FR58
Series REGS				8.250% due 06/15/32	IDR	20,400,000	1,713
9.500% due 03/15/21	EUR	790	1,264	Series FR59
WEPA Hygieneprodukte GmbH				7.000% due 05/15/27	IDR	32,440,000	2,497
6.500% due 05/15/20 (Þ)	EUR	870	1,322	Series FR61
Series REGS				7.000% due 05/15/22	IDR	39,650,000	3,224
6.500% due 05/15/20	EUR	290	441	Series FR62
			23,217	6.375% due 04/15/42	IDR	2,000,000	130
Ghana - 0.1%				Series FR63
Republic of Ghana				5.625% due 05/15/23	IDR	17,050,000	1,248
Series REGS				Series FR64
8.500% due 10/04/17		933	950	6.125% due 05/15/28	IDR	11,400,000	802
				Series FR65
				6.625% due 05/15/33	IDR	6,000,000	422
Hong Kong - 0.0%				Series FR66
Citic Pacific Ltd.				5.250% due 05/15/18	IDR	16,000,000	1,275
6.375% due 04/10/20	D	200	213	Series FR69
6.800% due 01/17/23	D	200	216	7.875% due 04/15/19	IDR	26,430,000	2,309
			429	Series FR70
Hungary - 1.4%				8.375% due 03/15/24	IDR	100,000	9

See accompanying notes which are an integral part of the financial statements.

234 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series FR71				6.375% due 04/09/21		980	1,064
9.000% due 03/15/29	IDR	32,500,000	2,931	Zhaikmunai LLP
Pertamina Persero PT				7.125% due 11/13/19 (Þ)		483	494
Series REGS							14,711
6.000% due 05/03/42		602	537	Lithuania - 0.2%
			41,819	Lithuania Government International
Iraq - 0.3%				Bond
Republic of Iraq				Series REGS
Series REGS				6.625% due 02/01/22		2,144	2,551
5.800% due 01/15/28		4,584	4,091

				Luxembourg - 4.7%
Ireland - 0.3%				Accudyne Industries Borrower /
Alfa Bank OJSC Via Alfa Bond Issuance				Accudyne Industries LLC
PLC				7.750% due 12/15/20 (Þ)		505	548
7.500% due 09/26/19 (Þ)		315	304	Accudyne Industries Borrower SCA
Ardagh Glass Finance PLC				4.000% due 12/13/19 (Ê)		496	494
Series REGS				Altice SA
8.750% due 02/01/20	EUR	795	1,183	7.250% due 05/15/22 (Å)	EUR	1,550	2,239
Ardagh Packaging Finance PLC				APERAM
Series REGS				7.750% due 04/01/18 (Þ)		2,265	2,395
9.250% due 10/15/20	EUR	1,490	2,292	ArcelorMittal
EuroChem Mineral & Chemical Co.				6.000% due 03/01/21		6,810	7,287
OJSC via EuroChem GI, Ltd.				Befesa Zinc SAU Via Zinc Capital SA
5.125% due 12/12/17 (Þ)		200	192	Series REGS
Metalloinvest Finance, Ltd.				8.875% due 05/15/18	EUR	1,045	1,548
6.500% due 07/21/16 (Þ)		300	298	Beverage Packaging Holdings
5.625% due 04/17/20 (Þ)		362	323	Luxembourg II SA / Beverage
Vimpel Communications Via VIP				Packaging Holdings II Is
Finance Ireland, Ltd. OJSC				6.000% due 06/15/17 (Þ)		40	41
Series REGS				BMBG Bond Finance SCA
7.748% due 02/02/21		400	401	5.327% due 10/15/20 (Å)	EUR	1,155	1,613
			4,993	Capsugel SA
Italy - 0.4%				7.000% due 05/15/19 (Þ)		1,730	1,782
				ConvaTec Finance International SA
Telecom Italia SpA				8.250% due 01/15/19 (Þ)		2,180	2,229
5.375% due 01/29/19	EUR	2,300	3,555	Cosan Luxembourg SA
6.375% due 06/24/19	GBP	1,000	1,841	5.000% due 03/14/23 (Þ)		325	309
			5,396	Elior Finance & Co. SCA
Ivory Coast - 0.3%				6.500% due 05/01/20 (Þ)	EUR	840	1,281
Ivory Coast Government International				Series REGS
Bond				6.500% due 05/01/20	EUR	1,000	1,525
Series REGS				Expro Finance Luxembourg SCA
5.750% due 12/31/32		4,821	4,533	8.500% due 12/15/16 (Þ)		2,220	2,320
			4,533	Far East Capital, Ltd. SA
Jersey - 0.3%				8.000% due 05/02/18 (Þ)		364	257
				Finmeccanica Finance SA
AA Bond Co., Ltd.				8.000% due 12/16/19	GBP	665	1,314
Series REGS				Gategroup Finance Luxembourg SA
9.500% due 07/31/19	GBP	2,290	4,350	6.750% due 03/01/19 (Þ)	EUR	1,130	1,686
				Series REGS
Kazakhstan - 1.0%				6.750% due 03/01/19	EUR	1,190	1,775
KazMunayGas National Co. JSC				GCS Holdco Finance I SA
9.125% due 07/02/18 (Þ)		2,396	2,863	6.500% due 11/15/18 (Þ)	EUR	860	1,260
6.375% due 04/09/21 (Þ)		5,398	5,862	Series REGS
4.400% due 04/30/23 (Þ)		678	640	6.500% due 11/15/18	EUR	280	410
5.750% due 04/30/43 (Þ)		366	331	Gestamp Funding Luxembourg SA
Series REGS				5.875% due 05/31/20 (Þ)	EUR	400	593
7.000% due 05/05/20		3,076	3,457	Series REGS
				5.875% due 05/31/20	EUR	250	370

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 235

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
INEOS Group Holdings SA				Series 0210
5.750% due 02/15/19 (Þ)	EUR	1,010	1,440	4.012% due 09/15/17	MYR	6,130	1,906
Intelsat Jackson Holdings SA				Series 0213
7.250% due 10/15/20		2,300	2,484	3.260% due 03/01/18	MYR	6,375	1,932
KION Finance SA				Series 0311
6.750% due 02/15/20 (Þ)	EUR	330	503	4.392% due 04/15/26	MYR	3,650	1,130
Matterhorn Midco & Cy SCA				Series 0312
Series REGS				3.197% due 10/15/15	MYR	4,450	1,365
7.750% due 02/15/20	EUR	3,130	4,618	Series 0313
Millicom International Cellular SA				3.480% due 03/15/23	MYR	3,450	1,012
6.625% due 10/15/21 (Þ)		475	495	Series 0511
Numericable Finance & Co. SCA				3.580% due 09/28/18	MYR	18,000	5,502
8.750% due 02/15/19 (Þ)	EUR	325	531	Series 0902
Series REGS				4.378% due 11/29/19	MYR	3,490	1,104
8.750% due 02/15/19	EUR	650	1,061	Penerbahgan Malaysia Berhad
Ontex IV SA				5.625% due 03/15/16		1,436	1,551
9.000% due 04/15/19 (Þ)	EUR	1,050	1,584	Petronas Capital, Ltd.
Series REGS				Series REGS
9.000% due 04/15/19	EUR	1,935	2,919	7.875% due 05/22/22		1,062	1,382
Pinnacle Holdco Sarl Term Loan				Wakala Global Sukuk BHD
10.500% due 07/30/20 (Ê)		1,340	1,353	Series REGS
Russian Agricultural Bank OJSC Via				4.646% due 07/06/21		399	428
RSHB Capital SA							19,313
8.625% due 02/17/17 (Þ)	RUB	48,000	1,240	Marshall Islands - 0.0%
Spie BondCo 3 SCA
Series REGS				Navios Maritime Acquisition Corp. /
11.000% due 08/15/19	EUR	2,350	3,725	Navios Acquisition Finance US, Inc.
Sunrise Communications Holdings SA				8.125% due 11/15/21 (Þ)		500	521
8.500% due 12/31/18 (Þ)	EUR	1,370	2,048
Series REGS				Mexico - 3.3%
8.500% due 12/31/18	EUR	460	688	America Movil SAB de CV
Telenet Finance III Luxembourg SCA				Series 12
Series REGS				6.450% due 12/05/22	MXN	6,500	466
6.625% due 02/15/21	EUR	350	523	Cemex SAB de CV
Telenet Finance Luxembourg SCA				9.500% due 06/15/18 (Þ)		216	247
Series REGS				7.250% due 01/15/21 (Þ)		239	257
6.375% due 11/15/20	EUR	200	298	Comision Federal de Electricidad
Telenet Finance V Luxembourg SCA				4.875% due 01/15/24 (Þ)		224	230
6.750% due 08/15/24 (Þ)	EUR	600	916	Metalsa SA de CV
Series REGS				4.900% due 04/24/23 (Þ)		212	200
6.750% due 08/15/24	EUR	965	1,473	Mexican Bonos
Trinseo Materials Operating SCA /				Series M 10
Trinseo Materials Finance, Inc.				7.250% due 12/15/16	MXN	15,200	1,247
8.750% due 02/01/19		2,040	2,173	7.750% due 12/14/17	MXN	62,800	5,273
Wind Acquisition Finance SA				8.500% due 12/13/18	MXN	34,460	3,001
7.000% due 04/23/21 (Å)	EUR	2,500	3,590	Series M 20
Series REGS				12.500% due 11/30/17	MXN	15,896	1,566
7.375% due 02/15/18	EUR	2,175	3,183	7.500% due 06/03/27	MXN	10	1
Xella Holdco Finance SA				Series M 30
9.125% due 09/15/18 (Þ)	EUR	1,100	1,642	10.000% due 11/20/36	MXN	9,810	977
Series REGS				8.500% due 11/18/38	MXN	17,100	1,490
9.125% due 09/15/18	EUR	430	642	Series M
			72,405	6.000% due 06/18/15	MXN	21,040	1,648
Malaysia - 1.3%				6.250% due 06/16/16	MXN	4,114	329
Malaysia Government Bond				5.000% due 06/15/17	MXN	10,270	799
Series 0111				4.750% due 06/14/18	MXN	8,900	674
4.160% due 07/15/21	MYR	5,200	1,613	8.000% due 12/07/23	MXN	44,781	3,871
Series 0112				7.750% due 05/29/31	MXN	56,650	4,664
3.418% due 08/15/22	MYR	1,320	388	7.750% due 11/13/42	MXN	27,280	2,194

     Mexican Udibonos See accompanying notes which are an integral part of the financial statements.

236 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series S				VTR Finance BV
5.000% due 06/16/16	MXN	26,832	2,225	6.875% due 01/15/24 (Þ)		244	254
4.000% due 06/13/19	MXN	20,549	1,743				12,908
4.000% due 11/15/40	MXN	5,150	417	Nigeria - 0.3%
Mexico Government International Bond
4.000% due 10/02/23		7,944	8,143	Nigeria Government Bond
6.050% due 01/11/40		2,528	2,917	Series 5YR
4.750% due 03/08/44		1,414	1,365	15.100% due 04/27/17	NGN	23,000	150
5.550% due 01/21/45		2,903	3,142	Series 10YR
Series GMTN				16.390% due 01/27/22	NGN	99,600	719
5.950% due 03/19/19		354	411	Series 7
Petroleos Mexicanos				16.000% due 06/29/19	NGN	141,000	972
6.500% due 06/02/41		286	317	Nigeria Government International Bond
Tenedora Nemak SA de CV				6.375% due 07/12/23 (Þ)		431	451
5.500% due 02/28/23 (Þ)		250	253	Series REGS
			50,067	6.375% due 07/12/23		1,574	1,649
				Republic of Nigeria International Bonds
Morocco - 0.1%				6.750% due 01/28/21		1,084	1,173
Morocco Government International Bond							5,114
4.250% due 12/11/22 (Þ)		1,452	1,396	Norway - 0.1%
				Albain Bidco Norway AS
Netherlands - 0.8%				6.750% due 11/01/20 (Þ)	EUR	1,080	1,544
Bharti Airtel International Netherlands				Series REGS
BV				6.750% due 11/01/20	EUR	520	743
5.125% due 03/11/23 (Þ)		551	539				2,287
Carlson Wagonlit BV				Panama - 0.5%
Series REGS				Panama Government International Bond
7.500% due 06/15/19	EUR	765	1,152	7.125% due 01/29/26		116	145
EMATUM Via Mozambique EMATUM				9.375% due 04/01/29		4,899	7,067
Finance 2020 BV							7,212
Series REGS
6.305% due 09/11/20		1,113	1,073	Peru - 0.8%
Grupo Antolin Dutch BV				Cementos Pacasmayo SAA
4.750% due 04/01/21 (Þ)	EUR	475	671	4.500% due 02/08/23 (Þ)		196	184
Indo Energy Finance BV				Cia Minera Ares SAC
Series REGS				7.750% due 01/23/21 (Þ)		200	209
7.000% due 05/07/18		300	289	Peruvian Government International
Indosat Palapa Co. BV				Bond
7.375% due 07/29/20 (Þ)		200	216	7.125% due 03/30/19		1,265	1,540
Listrindo Capital BV				7.350% due 07/21/25		1,434	1,879
6.950% due 02/21/19 (Þ)		300	318	8.750% due 11/21/33		3,825	5,747
PortAventura Entertainment Barcelona				5.625% due 11/18/50		688	749
BV				Series REGS
5.911% due 12/01/19 (Ê)(Þ)	EUR	370	518	7.840% due 08/12/20	PEN	2,850	1,133
7.250% due 12/01/20 (Þ)	EUR	330	482	6.950% due 08/12/31	PEN	2,375	870
Series REGS				Volcan Cia Minera SAA
7.250% due 12/01/20	EUR	900	1,316	5.375% due 02/02/22 (Þ)		26	26
Refresco Gerber BV							12,337
Series REGS				Philippines - 0.5%
7.375% due 05/15/18	EUR	780	1,142	Philippine Government International
Schaeffler Holding Finance BV				Bond
6.875% due 08/15/18 (Þ)	EUR	1,370	2,014	4.000% due 01/15/21		2,050	2,158
Series REGS				4.950% due 01/15/21	PHP	22,000	514
6.875% due 08/15/18	EUR	150	220	9.500% due 02/02/30		1,738	2,718
Suam Finance BV				7.750% due 01/14/31		669	920
4.875% due 04/17/24 (Å)	D	105	105	6.250% due 01/14/36	PHP	30,000	691
Telefonica Europe BV							7,001
6.500% due 12/31/49 (ƒ)	EUR	1,600	2,420
VimpelCom Holdings BV				Poland - 1.6%
5.950% due 02/13/23 (Þ)		200	179	Poland Government Bond

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 237

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series 0417				Series REGS
4.750% due 04/25/17	PLN	3,075	1,062	7.500% due 03/31/30		10,403	11,599
Series 0418				Russian Foreign Bond - Eurobond
3.750% due 04/25/18	PLN	4,200	1,409	4.875% due 09/16/23 (Þ)		3,400	3,226
Series 0922				Series REGS
5.750% due 09/23/22	PLN	10,555	3,921	7.850% due 03/10/18	RUB	105,000	2,832
Series 1016				7.500% due 03/31/30		5,882	6,558
4.750% due 10/25/16	PLN	50	17				36,729
Series 1017				Serbia - 0.3%
5.250% due 10/25/17	PLN	6,750	2,378
Series 1019				Republic of Serbia
5.500% due 10/25/19	PLN	8,725	3,158	Series REGS
Series CPI				4.875% due 02/25/20		1,944	1,927
3.000% due 08/24/16	PLN	2,314	796	Republic of Serbia International Bonds
2.750% due 08/25/23	PLN	4,884	1,687	7.250% due 09/28/21		2,044	2,271
Poland Government International Bond							4,198
6.375% due 07/15/19		616	725	Singapore - 0.0%
5.125% due 04/21/21		2,817	3,123	STATS ChipPAC, Ltd.
5.000% due 03/23/22		2,500	2,722	4.500% due 03/20/18 (Þ)		200	202
4.000% due 01/22/24		2,834	2,858

			23,856	Slovakia - 0.1%
Romania - 0.8%				Slovakia Government International Bond
Romania Government Bond				4.375% due 05/21/22 (Þ)		1,132	1,194
4.750% due 08/29/16	RON	3,400	1,086
Series 10YR
6.750% due 06/11/17	RON	1,120	375	Slovenia - 0.3%
Series 4YR				Slovenia Government International Bond
5.750% due 01/27/16	RON	5,860	1,899	5.250% due 02/18/24 (Þ)		2,623	2,721
Series 5Y				Series REGS
5.900% due 07/26/17	RON	1,110	366	5.850% due 05/10/23		1,366	1,486
Romanian Government International							4,207
Bond				South Africa - 2.3%
4.875% due 01/22/24 (Þ)		2,140	2,247
Series REGS				Eskom Holdings SOC, Ltd.
6.750% due 02/07/22		4,860	5,753	6.750% due 08/06/23 (Þ)		617	659
4.375% due 08/22/23		822	832	Series ES26
			12,558	7.850% due 04/02/26	ZAR	6,000	521
				South Africa Government Bond
Russia - 2.4%				Series 2023
Russia Government International Bond				7.750% due 02/28/23	ZAR	7,875	721
7.600% due 07/20/22	RUB	45,000	1,146	Series R157
Russian Federal Bond - OFZ				13.500% due 09/15/15	ZAR	10,200	1,052
Series 5080				Series R186
7.400% due 04/19/17	RUB	5,000	135	10.500% due 12/21/26	ZAR	9,130	1,004
Series 6204				Series R203
7.500% due 03/15/18	RUB	9,880	263	8.250% due 09/15/17	ZAR	27,675	2,684
Series 6205				Series R204
7.600% due 04/14/21	RUB	13,200	341	8.000% due 12/21/18	ZAR	45,850	4,395
Series 6207				Series R207
8.150% due 02/03/27	RUB	35,000	902	7.250% due 01/15/20	ZAR	50,175	4,605
Series 6208				Series R209
7.500% due 02/27/19	RUB	171,300	4,546	6.250% due 03/31/36	ZAR	12,500	876
Series 6210				Series R213
6.800% due 12/11/19	RUB	17,678	448	7.000% due 02/28/31	ZAR	11,400	902
Series 6211				South Africa Government International
7.000% due 01/25/23	RUB	142,400	3,468	Bond
Series 6212				6.875% due 05/27/19		769	890
7.050% due 01/19/28	RUB	54,700	1,265	5.500% due 03/09/20		2,258	2,456
Russian Foreign Bond				4.665% due 01/17/24		2,515	2,550
				5.875% due 09/16/25		8,220	9,021

See accompanying notes which are an integral part of the financial statements.

238 Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series R186				3.000% due 07/21/21	TRY	4,921	2,424
10.500% due 12/21/26	ZAR	18,800	2,067	Turkey Government International Bond
Transnet SOC, Ltd.				7.000% due 09/26/16		374	413
9.500% due 05/13/21 (Þ)	ZAR	7,700	721	7.500% due 07/14/17		356	405
			35,124	7.000% due 03/11/19		4,543	5,190
Spain - 0.2%				7.500% due 11/07/19		1,122	1,314
				7.000% due 06/05/20		3,654	4,207
Obrascon Huarte Lain SA				5.625% due 03/30/21		319	343
Series REGS				5.125% due 03/25/22		4,851	5,040
7.625% due 03/15/20	EUR	2,370	3,683	6.250% due 09/26/22		1,711	1,902
				7.375% due 02/05/25		2,021	2,398
Sri Lanka - 0.1%				Turkiye Garanti Bankasi AS
Sri Lanka Government International				5.250% due 09/13/22 (Þ)		200	197
Bond				Turkiye Is Bankasi
6.000% due 01/14/19 (Þ)		500	520	5.500% due 04/21/19 (Þ)		350	360
				Series REGS
5.125% due 04/11/19	D	315	317
			837	3.750% due 10/10/18		250	243
Sweden - 0.2%							39,675
Stena AB				Ukraine - 0.4%
Series REGS				Ukraine Government International Bond
7.875% due 03/15/20	EUR	1,780	2,889	6.250% due 06/17/16 (Þ)		642	543
				Series REGS
				4.950% due 10/13/15	EUR	780	941
Thailand - 0.9%				6.250% due 06/17/16		256	217
Thailand Government Bond				6.580% due 11/21/16		2,217	1,865
3.625% due 05/22/15	THB	20,180	634	9.250% due 07/24/17		2,666	2,399
3.125% due 12/11/15	THB	11,033	346	6.750% due 11/14/17		200	168
3.250% due 06/16/17	THB	34,300	1,085				6,133
3.450% due 03/08/19	THB	10,000	314	United Kingdom - 2.1%
3.875% due 06/13/19	THB	176,300	5,665	Arqiva Broadcast Finance PLC
3.650% due 12/17/21	THB	119,250	3,742	9.500% due 03/31/20 (Þ)	GBP	1,270	2,455
3.580% due 12/17/27	THB	26,600	798	Series REGS
Series ILB				9.500% due 03/31/20	GBP	1,390	2,687
1.200% due 07/14/21	THB	24,572	780	Burton's Food, Ltd. Term Loan
			13,364	5.521% due 12/16/20		1,025	1,723
Trinidad and Tobago - 0.1%				Elli Finance UK PLC
Republic of Trinidad & Tobago				8.750% due 06/15/19 (Þ)	GBP	1,100	2,062
4.375% due 01/16/24 (Þ)		1,455	1,552	Series REGS
				8.750% due 06/15/19	GBP	400	750
				Ferrexpo Finance PLC
Turkey - 2.6%				7.875% due 04/07/16 (Þ)		83	74
Akbank TAS				Fresnillo PLC
7.500% due 02/05/18 (Þ)	TRY	1,350	568	5.500% due 11/13/23 (Þ)		325	333
Series REGS				Pendragon PLC
5.000% due 10/24/22		250	242	6.875% due 05/01/20	GBP	2,000	3,605
KOC Holding AS				Premier Foods Finance PLC
3.500% due 04/24/20 (Þ)		450	421	6.500% due 03/15/21 (Þ)	GBP	555	961
Turkey Government Bond				Priory Group No. 3 PLC
9.000% due 01/27/16	TRY	3,954	1,873	Series REGS
10.500% due 01/15/20	TRY	1,980	993	7.000% due 02/15/18	GBP	800	1,425
9.500% due 01/12/22	TRY	800	385	R&R Pik PLC
7.100% due 03/08/23	TRY	427	177	9.250% due 05/15/18 (Þ)	EUR	1,550	2,196
8.800% due 09/27/23	TRY	5,040	2,325	Thames Water Kemble Finance PLC
Series 5YR				7.750% due 04/01/19	GBP	1,355	2,499
9.000% due 03/08/17	TRY	12,015	5,690	Tullow Oil PLC
Series 5Y				6.000% due 11/01/20 (Þ)		3,350	3,417
6.300% due 02/14/18	TRY	5,000	2,171	Vedanta Resources PLC
Series CPI				6.000% due 01/31/19 (Þ)		100	100
4.000% due 04/01/20	TRY	763	394	8.250% due 06/07/21 (Þ)		600	636

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 239

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series REGS				Ashtead Capital, Inc.
6.750% due 06/07/16		175	183	6.500% due 07/15/22 (Þ)	2,310	2,506
Virgin Media Finance PLC				AssuredPartners Capital, Inc. 2nd Lien
7.000% due 04/15/23 (Þ)	GBP	1,200	2,168	Term Loan
Series REGS				7.500% due 03/19/22	1,000	998
7.000% due 04/15/23	GBP	620	1,120	AssuredPartners Capital, Inc. First Lien
Virgin Media Investment Holdings, Ltd.				Term Loan
3.500% due 06/07/20 (Ê)		750	745	4.500% due 04/02/21	1,000	997
Vougeot Bidco PLC				Asurion LLC
7.875% due 07/15/20 (Þ)	GBP	160	295	10.000% due 07/08/20 (Ê)	997	983
Series REGS				Attachmate Corp. 2nd Lien Term Loan
7.875% due 07/15/20	GBP	1,085	1,997	11.000% due 10/31/18 (Ê)	750	746
			31,431	Audatex NA, Inc.
United States - 36.6%				6.000% due 06/15/21 (Þ)	2,265	2,429
				Avago Technologies, Ltd. Term Loan B
21st Century Oncology, Inc.				3.750% due 12/16/20	750	752
8.875% due 01/15/17		1,110	1,149	Axalta Coating Systems US Holdings,
4L Holdings, LLC, 1st Lien Term Loan				Inc. / Axalta Coating Systems Dutch
5.500% due 04/17/20		750	745	Holding B
ACCO Brands Corp.				5.750% due 02/01/21 (Þ)	730	1,085
6.750% due 04/30/20		4,490	4,670	Series REGS
ADS Waste Holdings, Inc. Term Loan				5.750% due 02/01/21	275	409
3.750% due 10/09/19		748	742	BC Mountain LLC / BC Mountain
ADT Corp. (The)				Finance, Inc.
6.250% due 10/15/21 (Þ)		2,000	2,085	7.000% due 02/01/21 (Þ)	4,065	3,953
Affinion Group, Inc.				Berlin Packaging LLC 2nd Lien Term
6.750% due 10/09/16 (Ê)		2,992	2,993	Loan
Air Distribution Technologies, Inc.				8.750% due 04/03/20 (Ê)	460	468
9.250% due 05/09/20 (Ê)		1,780	1,802	Berlin Packaging LLC Term Loan
Alaska Communications Systems				4.750% due 04/03/19 (Ê)	617	618
Holdings, Inc. Term Loan B				Berry Plastics Group, Inc. Term Loan
6.250% due 10/21/16		2,451	2,455	3.500% due 02/08/20 (Ê)	499	494
Alcatel-Lucent USA, Inc. Term Loan C				Biomet, Inc.
4.500% due 01/30/19 (Ê)		1,496	1,496	Zero coupon due 07/25/17 (Ê)	4,772	4,774
Allison Transmission, Inc. Term Loan B3				6.500% due 08/01/20	6,725	7,356
3.500% due 08/23/19		748	748	6.500% due 10/01/20	3,165	3,450
Alphabet Holding Co., Inc.				BioScrip, Inc.
7.750% due 11/01/17		2,805	2,903	6.500% due 07/31/20 (Ê)	106	107
American Airlines, Inc. Exit Term Loan				BlueLine Rental Finance Corp.
3.750% due 06/27/19		997	995	7.000% due 02/01/19 (Þ)	2,955	3,162
American Builders & Contractors				BMC Software Finance, Inc. Term Loan
Supply Co., Inc.				5.500% due 09/10/20 (Ê)	998	993
5.625% due 04/15/21 (Þ)		3,500	3,622	Brazil Loan Trust 1
American Pacific Corp. Term Loan B				5.477% due 07/24/23 (Þ)	2,221	2,254
7.000% due 01/09/19		1,000	1,005	BreitBurn Energy Partners, LP /
AmeriGas Finance LLC / AmeriGas				BreitBurn Finance Corp.
Finance Corp.				8.625% due 10/15/20	450	491
7.000% due 05/20/22		3,115	3,426	BreitBurn Energy/BreitBurn Finance
Amsurg Corp.				Corp.
5.625% due 11/30/20		1,000	1,033	7.875% due 04/15/22	3,860	4,178
Ancestry.com, Inc.				Brickman Group Ltd LLC 2nd Lien
9.625% due 10/15/18 (Þ)		1,750	1,833	Term Loan
11.000% due 12/15/20		3,860	4,536	7.500% due 12/18/21	500	509
Ancestry.com, Inc. Term Loan				Cablevision Systems Corp.
4.500% due 12/28/18 (Ê)		1,496	1,497	5.875% due 09/15/22	300	304
Applied Systems, Inc. 2nd Lien Term				Caesars Entertainment Corp. 1st Lien
Loan				Term Loan B
7.500% due 01/23/22 (Ê)		1,000	1,010	7.000% due 10/11/20 (Ê)	4,686	4,697
ARS Intermediate Holdings LLC				Caesars Entertainment Operating Co.,
13.625% due 11/15/15 (Å)		2,701	2,701	Inc.

See accompanying notes which are an integral part of the financial statements.
240 Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Zero coupon due 10/31/16 (Ê)		1,310	1,295	Series EMt3
11.250% due 06/01/17		3,595	3,433	11.000% due 07/27/20	COP	595,000	381
9.000% due 02/15/20		1,370	1,194	CityCenter Holdings, LLC 1st Lien Term
Caesars Entertainment Resort Properties				Loan B
LLC / Caesars Entertainment Resort				5.000% due 10/16/20 (Ê)		3,691	3,707
Properties				Claire's Stores, Inc.
8.000% due 10/01/20 (Þ)		750	780	9.000% due 03/15/19 (Þ)		3,780	3,931
Caesars Growth Properties Holdings				6.125% due 03/15/20 (Þ)		3,360	3,209
Term Loan				Clear Channel Worldwide Holdings, Inc.
6.250% due 04/10/21		1,000	994	7.625% due 03/15/20		1,750	1,873
Calpine Corp.				6.500% due 11/15/22		5,070	5,400
7.875% due 01/15/23 (Þ)		1,335	1,495	Cleaver-Brooks, Inc.
Calpine Corp. Term Loan B1				8.750% due 12/15/19 (Þ)		940	1,041
4.000% due 04/01/18		499	499	Community Health Systems, Inc. Term
Catalina Marketing Corp. 2nd Lien Term				Loan D
Loan				4.250% due 01/27/21 (Ê)		748	751
7.750% due 03/04/22		750	741	Consolidated Communications, Inc.
Catalina Marketing Corp. Term Loan B				Term Loan B
4.500% due 04/01/21		2,000	1,993	4.250% due 12/23/20		998	998
CCO Holdings LLC / CCO Holdings				CPG International, Inc. 1st Lien Term
Capital Corp.				Loan B
6.500% due 04/30/21		1,370	1,462	4.750% due 09/30/20 (Ê)		1,393	1,393
CDW LLC / CDW Finance Corp.				Crown Castle International Corp.
8.000% due 12/15/18		2,280	2,448	5.250% due 01/15/23		1,970	2,024
CEC Entertainment, Inc. Term Loan				CSC Holdings LLC
4.250% due 02/14/21 (Ê)		1,000	990	6.750% due 11/15/21		700	780
Cemex Finance LLC				Cumulus Media Holdings, Inc.
9.375% due 10/12/22 (Þ)		200	230	7.750% due 05/01/19		2,100	2,236
Cengage Learning Acquisitions, Inc. 1st				Dana Holding Corp.
Lien Term Loan				6.750% due 02/15/21		3,060	3,316
7.000% due 03/31/20		5,395	5,476	DaVita HealthCare Partners, Inc.
Century Aluminum Co.				5.750% due 08/15/22		4,900	5,188
7.500% due 06/01/21 (Þ)		4,040	4,161	DBP Holding Corp.
Cenveo Corp. Term Loan				7.750% due 10/15/20 (Þ)		1,565	1,407
6.250% due 02/13/17 (Ê)		997	998	DealerTrack Technologies, Inc. Term
Charming Charlie, Inc. Term Loan B				Loan B
9.000% due 12/24/19 (Ê)		188	187	3.500% due 02/24/21		750	746
Chesapeake Energy Corp.				Dell International LLC Term Loan B
5.375% due 06/15/21		1,255	1,315	4.500% due 04/29/20 (Ê)		499	497
Chesapeake Oilfield Operating LLC /				Deluxe Entertainment Services Group,
Chesapeake Oilfield Finance, Inc.				Inc. Term Loan
6.625% due 11/15/19		445	464	6.500% due 02/07/20		1,500	1,505
Chesapeake/ MPS Merger Ltd Term				Denali Borrower LLC / Denali Finance
Loan A				Corp.
4.250% due 01/04/21		250	250	5.625% due 10/15/20 (Þ)		4,255	4,372
Chrysler Group LLC				Denbury Resources, Inc.
3.500% due 05/24/17 (Ê)		748	747	6.375% due 08/15/21		1,530	1,641
Chrysler Group LLC / CG Co.-Issuer,				5.500% due 05/01/22		1,405	1,421
Inc.				DISH DBS Corp.
8.000% due 06/15/19 (Þ)		785	860	5.875% due 07/15/22		1,410	1,521
8.250% due 06/15/21 (Þ)		2,045	2,298	Education Management LLC / Education
CHS/Community Health Systems, Inc.				Management Finance Corp.
7.125% due 07/15/20		690	740	15.000% due 07/01/18		875	832
6.875% due 02/01/22 (Þ)		3,995	4,140	Education Management LLC Term Loan
CIT Group, Inc.				C3
5.375% due 05/15/20		350	374	8.250% due 03/30/18		1,219	1,069
5.000% due 08/15/22		515	527	Endo Finance LLC
Citigroup, Inc.				5.750% due 01/15/22 (Þ)		1,520	1,569
11.000% due 07/27/20 (Þ)	COP	200,000	128	Extreme Reach Inc. 1st Lien Term Loan
				6.750% due 02/10/20		1,700	1,717

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 241

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
FairPoint Communications, Inc. Term			HD Supply, Inc.
Loan			7.500% due 07/15/20		720	779
7.500% due 02/14/19 (Ê)	2,494	2,570	11.500% due 07/15/20		695	825
FGI Operating Co., LLC Term Loan			Heartland Dental Care LLC
5.500% due 04/19/19	997	1,007	5.500% due 12/21/18 (Ê)		2,420	2,424
FIDJI Luxembourg BC4 S.A R.L Initial			Heartland Dental Care, LLC Term Loan
Term Loan			9.750% due 06/21/19		2,200	2,233
6.250% due 12/18/20	500	503	HGIM Corp.
Fieldwood Energy LLC 2nd Lien Term			5.500% due 06/18/20		750	737
Loan			Hillman Group, Inc. (The)
8.375% due 09/30/20	2,335	2,405	10.875% due 06/01/18		760	807
First Data Corp.			Hockey Merger Sub 2, Inc.
6.750% due 11/01/20 (Þ)	5,850	6,245	7.875% due 10/01/21 (Þ)		4,230	4,516
8.250% due 01/15/21 (Þ)	2,080	2,241	HUB International, Ltd. 1st Lien Term
11.750% due 08/15/21	345	367	Loan B
First Data Corp. Term Loan C			4.750% due 10/02/20 (Ê)		1,672	1,668
4.190% due 03/24/18 (Ê)	1,500	1,497	Hyland Software, Inc. Term Loan
First Quality Finance Co., Inc.			4.750% due 02/19/21 (Ê)		750	750
4.625% due 05/15/21 (Þ)	380	359	Hyperion Insurance Group Term Loan B
FleetPride, Inc. 1st Lien Term Loan			5.750% due 10/04/19		1,995	1,993
5.250% due 11/27/19 (Ê)	748	738	Ikaria Acquisition, Inc. 2nd Lien Term
Flexera Software, Inc. 1st Lien Term			Loan
Loan			8.750% due 01/17/22		1,000	1,010
4.500% due 03/18/20	1,000	1,000	Ikaria, Inc. 1st Lien Term Loan
Flexi-Van Leasing, Inc.			5.000% due 02/12/21		500	501
7.875% due 08/15/18 (Þ)	1,215	1,324	IMG Worldwide, Inc. 1st Lien Term Loan
Foresight Energy LLC / Foresight			5.250% due 02/26/21		1,500	1,494
Energy Corp.			Immucor, Inc.
7.875% due 08/15/21 (Þ)	10,050	10,653	11.125% due 08/15/19		1,645	1,859
FPC Holdings, Inc. 2nd Lien Term Loan			Inmar, Inc. 1st Lien Term Loan
9.250% due 05/19/20 (Å)	2,000	1,963	4.250% due 01/27/21 (Ê)		1,000	990
Freescale Semiconductor, Ltd. Term			Inmar, Inc. 2nd Lien Term Loan
Loan			8.000% due 01/27/22		1,000	989
4.250% due 03/01/20 (Ê)	748	747	Interactive Data Corp., Term Loan
Frontier Communications Corp.			4.750% due 04/30/21		750	748
7.625% due 04/15/24	1,340	1,390	Internet Brands, Inc. Term Loan
Getty Images, Inc. Term Loan B			6.250% due 03/18/19		499	500
4.750% due 10/18/19	1,027	982	Intrawest ULC Term Loan
Global Brass & Copper, Inc.			5.500% due 11/26/20		2,993	3,030
9.500% due 06/01/19	1,570	1,809	ION Media Networks, Inc. Term Loan
Global TIP Finance B.V. Term Loan C			5.000% due 12/18/20		998	1,002
6.500% due 10/23/20	1,500	1,476	Isle of Capri Casinos, Inc.
Goodyear Tire & Rubber Co. (The)			8.875% due 06/15/20		1,223	1,287
6.500% due 03/01/21	1,855	2,008	JBS USA LLC / JBS USA Finance, Inc.
7.000% due 05/15/22	1,230	1,356	8.250% due 02/01/20 (Þ)		1,055	1,155
GrafTech International, Ltd.			7.250% due 06/01/21 (Þ)		2,870	3,096
6.375% due 11/15/20	1,495	1,529	JPMorgan Chase Bank NA
Grocery Outlet, Inc. 2nd Lien Term Loan			Series Emtn
10.500% due 05/26/19	2,230	2,242	7.000% due 05/06/22 (Å)	COP	390,000	209
Halcon Resources Corp.			Kinder Morgan, Inc.
9.750% due 07/15/20	945	1,011	5.000% due 02/15/21 (Å)		345	345
9.750% due 07/15/20 (Þ)	570	608	Kinetic Concepts, Inc. / KCI USA Inc
Harbinger Group, Inc.			10.500% due 11/01/18		2,470	2,822
7.875% due 07/15/19	6,520	7,139	Laredo Petroleum, Inc.
7.750% due 01/15/22	210	212	5.625% due 01/15/22 (Þ)		2,200	2,244
Harland Clarke Holdings Corp. Term			Learfield Communications, Inc.
Loan B4			5.000% due 10/09/20		998	997
6.000% due 08/04/19 (Ê)	745	748	Legacy Reserves, LP / Legacy Reserves
HCA Holdings, Inc.			Finance Corp.
6.250% due 02/15/21	1,740	1,838	6.625% due 12/01/21		2,200	2,189

See accompanying notes which are an integral part of the financial statements.
242 Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Leonardo Acquisition Corp. Term Loan			NTELOS Inc Term Loan B
4.250% due 01/31/21 (Ê)	1,000	999	5.000% due 11/09/19 (Ê)	750	750
Level 3 Financing, Inc.			Nuance Communications, Inc.
8.125% due 07/01/19	565	618	5.375% due 08/15/20 (Þ)	5,480	5,521
7.000% due 06/01/20	1,330	1,436	Oasis Petroleum, Inc.
LIN Television Corp.			6.875% due 01/15/23	1,920	2,078
6.375% due 01/15/21	1,945	2,047	OCP S.A.
Linn Energy LLC / Linn Energy Finance			5.625% due 04/25/24 (Å)	880	880
Corp.			Opal Acquisition, Inc.
6.500% due 05/15/19	1,960	2,033	8.875% due 12/15/21 (Þ)	470	486
7.250% due 11/01/19 (Þ)	2,550	2,636	Opal Acquisition, Inc. 1st Lien Term
Lonestar Resources America, Inc.			Loan B
8.750% due 04/15/19 (Å)	1,010	1,015	5.000% due 11/27/20 (Ê)	2,643	2,643
LTS Buyer LLC			Open Text Corp. Term Loan B
8.000% due 04/01/21 (Ê)	120	121	3.250% due 01/04/21	998	996
Mallinckrodt International Finance S.A.			Optima Specialty Steel, Inc.
3.500% due 03/19/21	750	743	12.500% due 12/15/16 (Þ)	2,030	2,192
Marina District Finance Company, Inc.			16.000% due 12/30/16 (Å)	1,950	1,950
Term Loan			Orbitz Worldwide, Inc.
6.750% due 08/15/18 (Ê)	748	760	4.500% due 04/15/21	997	1,002
McJunkin Red Man Corp. 1st Lien Term			OSP Group, Inc. Term Loan B
Loan B			4.500% due 03/03/21	750	750
5.000% due 11/09/19 (Ê)	2,956	2,967	P2 Newco Acquisition Inc. 2nd Lien
Meccanica Holdings USA, Inc.			Term Loan
6.250% due 07/15/19 (Þ)	430	465	9.500% due 10/22/21 (Ê)	500	505
Medpace, Inc. Term Loan			Paperworks Industries, Inc. Term Loan
5.000% due 03/12/21	1,000	998	10.625% due 07/12/16 (Þ)	1,428	1,378
Memorial Production Partners, LP /			10.625% due 07/20/16 (Þ)	3,890	3,753
Memorial Production Finance Corp.			Party City Holdings, Inc.
7.625% due 05/01/21	2,870	3,024	8.875% due 08/01/20	2,225	2,481
Michaels FinCo Holdings LLC /			Peabody Energy Corp.
Michaels FinCo, Inc.			6.000% due 11/15/18	920	978
7.500% due 08/01/18 (Þ)	1,695	1,746	6.250% due 11/15/21	3,480	3,532
Milacron LLC / Mcron Finance Corp.			Pemex Project Funding Master Trust
7.750% due 02/15/21 (Þ)	1,610	1,763	Series REGS
Millennium Laboratories, Inc. Term			5.500% due 02/24/25	600	993
Loan B			Penn Virginia Corp.
5.250% due 03/28/21	750	747	7.250% due 04/15/19	415	436
Mitchell International, Inc. 1st Lien			8.500% due 05/01/20	560	622
Term Loan			PFS Holding Corp.
4.250% due 10/12/20	748	747	4.500% due 01/31/21 (Ê)	1,000	997
Mitchell International, Inc. 2nd Lien			Pharmedium Healthcare Corp. 2nd Lien
Term Loan			Term Loan
8.500% due 10/11/21 (Ê)	500	509	7.750% due 01/28/22 (Ê)	1,180	1,186
National Mentor Holdings, Inc. Term			PHI, Inc.
Loan			5.250% due 03/15/19 (Þ)	1,920	1,949
4.750% due 01/31/21 (Ê)	1,280	1,278	Physio-Control International, Inc.
Natural Resource Partners, LP			9.875% due 01/15/19 (Þ)	1,062	1,181
9.125% due 10/01/18 (Þ)	1,175	1,222	Pinnacle Entertainment, Inc.
Neiman Marcus Group, Ltd. LLC			7.500% due 04/15/21	1,500	1,631
8.000% due 10/15/21 (Þ)	170	186	7.750% due 04/01/22	1,125	1,221
8.750% due 10/15/21 (Þ)	3,230	3,569	Pipeline Supply and Service, LLC Term
Neiman Marcus Group, Ltd. LLC Term			Loan B
Loan			5.500% due 01/28/20	500	503
4.250% due 10/25/20 (Ê)	750	747	Pittsburgh Glass Works LLC
North Atlantic Trading Co., Inc. Term			8.000% due 11/15/18 (Þ)	1,550	1,690
Loan			Plains Exploration & Production Co.
7.750% due 12/30/19	2,703	2,717	6.750% due 02/01/22	1,980	2,210
NRG Energy, Inc.			6.875% due 02/15/23	415	465
6.625% due 03/15/23	2,440	2,550	Planet Fitness Holdings LLC Term Loan

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.750% due 03/10/21	1,860	1,860	Salix Pharmaceuticals, Ltd.
Plastipak Holdings, Inc.			4.250% due 01/02/20 (Ê)	1,481	1,485
6.500% due 10/01/21 (Å)	1,180	1,227	SBA Telecommunications, Inc.
PNK Finance Corp.			5.750% due 07/15/20	140	147
6.375% due 08/01/21 (Þ)	1,230	1,292	Scientific Games International, Inc.
Polymer Group, Inc.			6.250% due 09/01/20	3,780	3,969
7.750% due 02/01/19	2,275	2,440	4.250% due 10/18/20 (Ê)	2,244	2,237
PowerTeam Services, LLC 2nd Lien			Sequa Corp.
Term Loan			7.000% due 12/15/17 (Þ)	3,555	3,564
8.250% due 11/06/20 (Ê)	500	494	Serta Simmons Holdings LLC
Presidio, Inc. Term 1st Lien Loan B			8.125% due 10/01/20 (Þ)	1,485	1,630
5.000% due 03/31/17 (Ê)	750	755	Shale-Inland Holdings LLC / Shale-
PVH Corp. Term Loan B			Inland Finance Corp.
3.250% due 02/13/20 (Ê)	750	752	8.750% due 11/15/19 (Þ)	2,030	2,091
Quikrete Holdings, Inc. 2nd Lien Term			Sheridan Holdings, Inc. 2nd Lien Term
Loan			Loan
7.000% due 03/30/21 (Ê)	500	513	8.250% due 12/18/21 (Ê)	1,630	1,654
RCN Telecom Services LLC / RCN			Sinclair Television Group, Inc.
Capital Corp.			5.375% due 04/01/21	465	463
8.500% due 08/15/20 (Þ)	260	276	6.375% due 11/01/21	665	692
Redtop Acquisition Limited 2nd Lien			Sirius XM Holdings, Inc.
Term Loan			5.750% due 08/01/21 (Þ)	2,030	2,081
8.250% due 12/03/21	499	511	Sirius XM Radio, Inc.
Redtop Acquisition Ltd. 1st Lien Term			5.875% due 10/01/20 (Þ)	3,830	3,998
Loan			5.250% due 08/15/22 (Þ)	400	432
4.500% due 12/03/20	499	500	SIRVA Worldwide, Inc. Term Loan
Regency Energy Partners, LP / Regency			7.500% due 03/27/19	1,485	1,507
Energy Finance Corp.			Six Flags Entertainment Corp.
5.875% due 03/01/22	2,030	2,126	5.250% due 01/15/21 (Þ)	1,960	1,980
Renaissance Learning, Inc. 1st Lien			SLM Corp.
Term Loan			4.875% due 06/17/19	2,900	2,983
4.500% due 03/20/21	1,000	997	Smithfield Foods, Inc.
Rent-A-Center, Inc.			6.625% due 08/15/22	2,935	3,203
6.625% due 11/15/20	3,100	3,212	Spansion LLC
RentPath, Inc. Term Loan B			7.500% due 12/19/19 (Ê)	1,496	1,493
6.000% due 05/29/20	2,000	1,968	Sprint Communications, Inc.
ResCare, Inc.			6.000% due 11/15/22	1,335	1,345
10.750% due 01/15/19	30	33	Sprint Corp.
Reynolds Group Issuer, Inc. / Reynolds			7.250% due 09/15/21 (Þ)	3,595	3,919
Group Issuer LLC / Reynolds Group			Sprint Nextel Corp.
Issuer Lu			7.000% due 08/15/20	115	125
5.750% due 10/15/20	2,065	2,148	Steak N' Shake Operations, Inc. 1st Lien
6.875% due 02/15/21	5	5	Term Loan
8.250% due 02/15/21	1,900	2,054	4.750% due 03/19/21	750	745
Rite Aid Corp.			Stena International S.A. Term Loan B
6.750% due 06/15/21	5,670	6,166	4.000% due 03/03/21	1,500	1,490
Roundy's Supermarkets, Inc. 1st Lien			Stone Energy Corp.
Term Loan B			7.500% due 11/15/22	2,765	3,000
5.750% due 03/03/21	1,000	1,001	Stuart Weitzman Acquisition Co LLC
RP Crown Parent, LLC Term Loan			4.500% due 03/04/20	750	747
6.000% due 12/21/18	998	994	Suburban Propane Partners, LP/
RR Donnelley & Sons Co.			Suburban Energy Finance Corp.
7.875% due 03/15/21	2,250	2,576	7.375% due 08/01/21	3,200	3,520
6.000% due 04/01/24	785	791	Summit Materials LLC / Summit
Ryerson, Inc. / Joseph T Ryerson &			Materials Finance Corp.
Son Inc			10.500% due 01/31/20	1,980	2,223
9.000% due 10/15/17	2,430	2,609	10.500% due 01/31/20 (Þ)	1,950	2,189
Sabine Pass Liquefaction LLC			Suncoke Energy Partnership LP/FI
5.625% due 02/01/21	3,047	3,146	7.375% due 02/01/20	810	859
6.250% due 03/15/22 (Þ)	220	231

See accompanying notes which are an integral part of the financial statements.
244 Russell Global Opportunistic Credit Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sungard Availability Services Capital,			8.625% due 02/15/19	985	951
Inc.			United Rentals NA, Inc.
8.750% due 04/01/22	2,325	2,244	7.625% due 04/15/22	2,795	3,144
Sungard Availability Services Capital,			United Surgical Partners International,
Inc. Term Loan B			Inc.
6.000% due 03/31/19	1,500	1,493	9.000% due 04/01/20	2,070	2,311
Symbion, Inc.			Univision Communications, Inc.
8.000% due 06/15/16	1,020	1,066	6.875% due 05/15/19 (Þ)	1,870	1,999
Tech Finance & Co SCA Term Loan B			6.750% due 09/15/22 (Þ)	104	114
7.500% due 07/10/20	818	1,136	US Foods, Inc.
Tempur Sealy International, Inc.			8.500% due 06/30/19	7,380	7,952
6.875% due 12/15/20	1,775	1,935	Utex Industries, Inc. Term Loan
Tenet Healthcare Corp.			4.750% due 04/10/20 (Ê)	546	546
6.000% due 10/01/20 (Þ)	4,520	4,746	8.750% due 04/10/21 (Ê)	1,110	1,113
Tesoro Logistics, LP / Tesoro Logistics			Valeant Pharmaceuticals International
Finance Corp.			6.750% due 08/15/21 (Þ)	1,175	1,260
5.875% due 10/01/20 (Þ)	1,500	1,571	Van Wagner Communications LLC
Time, Inc.			6.250% due 08/03/18 (Ê)	2,078	2,100
5.750% due 04/15/22 (Å)	2,505	2,499	Veyance Technologies, Inc.
T-Mobile USA, Inc.			5.250% due 09/08/17 (Ê)	997	997
5.250% due 09/01/18	270	285	Victor Technologies Group, Inc.
6.542% due 04/28/20	880	946	9.000% due 12/15/17	5,750	6,149
6.633% due 04/28/21	1,015	1,096	Vince Intermediate Holding, LLC Term
TMS International Corp.			Loan
7.625% due 10/15/21 (Þ)	2,420	2,583	6.000% due 11/04/19	857	861
TNS, Inc. 2nd Lien Term Loan			Visant Corp. Term Loan B
9.000% due 08/14/20	1,000	1,009	5.250% due 12/22/16 (Ê)	1,000	976
TNT Crane & Rigging, Inc. 1st Lien			VWR Funding, Inc.
Term Loan			7.250% due 09/15/17	2,640	2,831
5.500% due 11/27/20	998	1,005	Walker & Dunlop, Inc. Term Loan B
TNT Crane & Rigging, Inc. 2nd Lien			5.500% due 12/20/20	998	1,010
Term Loan			Walter Investment Management Corp.
10.000% due 11/27/21 (Ê)	250	251	7.875% due 12/15/21 (Þ)	1,805	1,791
Toys "R" Us Property Co. I, LLC Term			Washington Inventory Service 2nd Lien
Loan B			Term Loan
6.000% due 08/21/19	1,756	1,687	10.250% due 06/18/19	2,600	2,587
Toys R Us Property Co. II LLC			WESCO Distribution, Inc.
8.500% due 12/01/17	1,140	1,166	5.375% due 12/15/21 (Þ)	1,590	1,618
TransDigm, Inc.			WideOpenWest Finance LLC Term
5.500% due 10/15/20	3,520	3,555	Loan B1
7.500% due 07/15/21	2,400	2,640	3.750% due 07/17/17	499	498
Tribune Co. Term Loan B			Windstream Corp.
4.000% due 12/27/20 (Ê)	995	993	7.750% due 10/01/21	575	622
Tronox Finance LLC			7.500% due 04/01/23	620	654
6.375% due 08/15/20	2,285	2,331	Wise Metals Group LLC / Wise Alloys
TW Telecom Holdings Inc			Finance Corp.
5.375% due 10/01/22	865	878	8.750% due 12/15/18 (Þ)	1,200	1,272
TWCC Holding Corp. 2nd Lien Term			WMG Acquisition Corp.
Loan			6.750% due 04/15/22 (Þ)	1,650	1,662
7.000% due 06/26/20	1,000	994	Series REGS
Twin River Management Group, Inc.			6.250% due 01/15/21	1,602	2,334
Term Loan B			Wolverine World Wide, Inc.
5.500% due 04/10/20	1,000	1,000	6.125% due 10/15/20	1,430	1,544
U.S. Renal Care, Inc. 1st Lien Term			Yankee Cable Acquisition, LLC Term
Loan			Loan B
4.250% due 07/03/19 (Ê)	1,614	1,612	4.500% due 03/01/20	1,085	1,085
U.S. Renal Care, Inc. 2nd Lien Term					560,294
Loan			Uruguay - 0.5%
8.500% due 07/03/20	470	473
UCI International, Inc.			Uruguay Government International Bond

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 245

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
5.000% due 09/14/18	UYU	4,018	186	Brazil - 0.1%
8.000% due 11/18/22		390	499	Brazil Letras do Tesouro Nacional
4.500% due 08/14/24		2,335	2,408	Series LTN
6.875% due 09/28/25		828	979	Zero coupon due 01/01/15	BRL	3,697	1,542
7.875% due 01/15/33		829	1,095
7.625% due 03/21/36		900	1,180
Uruguay Treasury Bill				Kazakhstan - 0.1%
Zero coupon due 08/20/15	UYU	9,000	322	KazMunayGas National Co. JSC
Uruguay Treasury Bills				Series REGS
Series 0001				11.750% due 01/23/15		842	901
Zero coupon due 01/14/16	UYU	7,500	253
			6,922	Malaysia - 0.0%
Venezuela, Bolivarian Republic of - 2.3%				Bank Negara Malaysia Monetary Notes
Bogota Distrito Capital				Series 4813
9.750% due 07/26/28	COP	800,000	514	Zero coupon due 08/05/14	MYR	660	201
Petroleos de Venezuela SA				Bank of Negara Malaysia Monetary Note
5.375% due 04/12/27		800	466	0.010% due 06/17/14	MYR	125	38
9.750% due 05/17/35		490	374				239
Series 2015				Mexico - 0.0%
5.000% due 10/28/15		4,122	3,705	Mexican Bonos
Series REGS				Series MI10
5.250% due 04/12/17		250	201	9.500% due 12/18/14	MXN	2,378	188
8.500% due 11/02/17		10,268	9,241
Venezuela Government International
Bond				Nigeria - 0.2%
5.750% due 02/26/16		6,188	5,616	Nigeria Treasury Bills
7.750% due 10/13/19		7,202	5,869	0.010% due 06/05/14 (~)	NGN	4,125	25
6.000% due 12/09/20		2,161	1,558	0.010% due 06/19/14 (~)	NGN	91,000	557
9.000% due 05/07/23		3,260	2,668	0.010% due 08/07/14 (~)	NGN	132,800	804
8.250% due 10/13/24		1,022	787	0.000% due 08/14/14 (~)	NGN	2,250	13
9.250% due 05/07/28		375	298	0.010% due 10/23/14 (~)	NGN	13,500	80
Series REGS				0.010% due 12/18/14 (~)	NGN	100,071	575
13.625% due 08/15/18		1,024	1,047	0.010% due 01/08/15 (~)	NGN	56,000	322
12.750% due 08/23/22		2,551	2,529				2,376
11.950% due 08/05/31		729	674	Turkey - 0.1%
			35,547	Turkey Government Bond
Virgin Islands, British - 0.6%				Zero coupon due 06/11/14	TRY	3,545	1,662
Sinochem Offshore Capital Company
3.250% due 04/29/19 (Å)		1,958	1,958	United States - 9.5%
Sinochem Overseas Capital Co., Ltd.				American Residential Services LLC /
4.500% due 11/12/20 (Þ)		6,446	6,731	ARS Finance, Inc.
Series REGS				12.000% due 04/15/15 (Þ)		1,160	1,192

4.500% due 11/12/20		353	369	Men's Wearhouse, Inc. (The) Bridge
Sinopec Capital 2013, Ltd.				Term Loan
3.125% due 04/24/23 (Þ)		573	531	4.500% due 03/11/15		1,000	1,000

			9,589
				Russell U.S. Cash Management Fund	143,943,072 (∞)		143,943
Total Long-Term Fixed Income							146,135
Investments				Total Short-Term Investments
(cost $1,325,391)			1,345,156	(cost $153,085)			153,043
Common Stocks - 0.2%				Total Investments 98.2%
United States - 0.2%				(identified cost $1,482,000)			1,501,570

Harbinger Group, Inc.(Æ)		289,120	3,371	Other Assets and Liabilities,

Total Common Stocks				Net - 1.8%			27,215
(cost $3,524)			3,371	Net Assets - 100.0%			1,528,785
Short-Term Investments - 10.0%

See accompanying notes which are an integral part of the financial statements.
246 Russell Global Opportunistic Credit Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per		Cost		Fair Value
% of Net Assets	Acquisition	Amount ($)			Unit	(000)		(000)
Securities	Date	or Shares			$	$		$
1.6%
Altice SA	04/23/14	EUR	1,550,000		138.17		2,142	2,239
ARS Intermediate Holdings LLC	05/03/11		2,700,521		99.47		2,686	2,701
BMBG Bond Finance SCA	04/09/14	EUR	1,155,000		138.56		1,600	1,613
FPC Holdings, Inc. 2nd Lien Term Loan	05/23/13		2,000,000		98.00		1,960	1,963
JPMorgan Chase Bank NA	09/05/13	COP	390,000,000		0.05		198	209
Kinder Morgan, Inc.	04/03/14		345,000		100.00		345	345
Lonestar Resources America, Inc.	04/01/14		1,010,000		100.00		1,010	1,015
Numericable Group SA	04/23/14		1,580,000		100.00		1,580	1,618
OCP S.A.	04/16/14		880,000		99.06		872	880
Optima Specialty Steel, Inc.	01/31/13		1,950,000		98.51		1,921	1,950
Plastipak Holdings, Inc.	04/04/14		1,180,000		105.96		1,250	1,227
Sinochem Offshore Capital Company	04/22/14		1,958,000		99.83		1,955	1,958
Sinopec Group Overseas Co.	04/02/14		653,000		99.77		651	659
Suam Finance BV	04/10/14		105,000		99.57		105	105
Time, Inc.	04/14/14		2,505,000		100.69		2,522	2,499
Wind Acquisition Finance SA	04/08/14	EUR	2,500,000		137.97		3,449	3,590
YPF Sociedad Anonima	04/01/14		151,000		100.00		151	152
								24,723
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of	Notional		Expiration			(Depreciation)
		Contracts	Amount			Date		$

Long Positions
United States Treasury 5 Year Note Futures		228	USD	27,235	06/14			(50)
United States Treasury Long-Term Bond Futures		256	USD	34,544	06/14			715
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								665

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
	Amount		Amount					(Depreciation)
Counterparty	Sold		Bought		Settlement Date			$
Barclays	USD	6,378	BRL	14,298		05/05/14		35
Barclays	USD	660	CLP 370,656			05/27/14		(5)
Barclays	USD	1,105	INR	67,329		05/23/14		7
Barclays	USD	420	KES	38,115		05/20/14		17
Barclays	USD	553	MXN	7,207		05/16/14		(2)
Barclays	USD	575	MXN	7,511		05/16/14		(1)
Barclays	USD	508	PHP	22,757		05/16/14		3
Barclays	USD	1,540	PLN	4,664		05/16/14		(1)
Barclays	USD	2,102	RUB	75,855		05/05/14		27
Barclays	USD	207	RUB	7,446		05/16/14		2
Barclays	USD	75	TRY	160		05/16/14		1
Barclays	USD	200	TRY	427		05/16/14		1
Barclays	USD	1,653	TRY	3,500		05/16/14		(2)
Barclays	BRL	247	USD	110		05/05/14		(1)
Barclays	BRL	4,190	USD	1,890		05/05/14		11
Barclays	BRL	9,861	USD	4,323		05/05/14		(99)

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 247

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Barclays	BRL	14,298	USD	6,323	06/03/14	(31)
Barclays	CAD	1,161	USD	1,062	05/16/14	3
Barclays	CLP	561,000	USD	1,002	05/27/14	10
Barclays	EUR	120	USD	165	05/16/14	(2)
Barclays	HUF	376,373	USD	1,703	05/16/14	2
Barclays	KES	38,115	USD	413	05/20/14	(25)
Barclays	MXN	19,695	USD	1,502	05/16/14	(2)
Barclays	RUB	75,855	USD	2,123	05/05/14	(6)
Barclays	RUB	75,855	USD	2,081	06/05/14	(31)
Brown Brothers Harriman	USD	750	EUR	541	06/05/14	—
Brown Brothers Harriman	AUD	414	USD	383	06/05/14	(1)
Brown Brothers Harriman	CAD	1,695	USD	1,543	06/05/14	(2)
Brown Brothers Harriman	EUR	2,465	USD	3,398	05/07/14	(22)
Citigroup	USD	1,419	PLN	4,300	05/16/14	—
Citigroup	USD	203	UYU	4,637	05/16/14	(2)
Citigroup	USD	231	UYU	5,281	06/11/14	(2)
Citigroup	PEN	515	USD	185	05/30/14	2
Credit Suisse	USD	5,238	EUR	3,778	05/07/14	3
Credit Suisse	EUR	3,778	USD	5,238	06/05/14	(3)
Deutsche Bank	EUR	1,687	USD	2,328	05/30/14	(12)
Deutsche Bank	GBP	218	USD	363	05/30/14	(5)
Deutsche Bank	GBP	319	USD	530	05/30/14	(8)
HSBC	USD	1,721	BRL	3,835	05/05/14	(1)
HSBC	USD	656	COP	1,262,714	05/16/14	(5)
HSBC	USD	77	UYU	1,751	05/16/14	(1)
HSBC	USD	77	UYU	1,751	05/16/14	(1)
HSBC	USD	85	UYU	1,935	05/16/14	(1)
HSBC	BRL	247	USD	110	05/05/14	(1)
HSBC	BRL	3,588	USD	1,574	05/05/14	(35)
HSBC	BRL	3,835	USD	1,707	06/03/14	3
HSBC	CLP	559,091	USD	998	05/27/14	9
HSBC	PEN	1,549	USD	554	05/30/14	5
JPMorgan Chase	USD	3,959	AUD	4,274	05/07/14	10
JPMorgan Chase	USD	2,780	BRL	6,269	05/05/14	30
JPMorgan Chase	USD	936	BRL	2,103	06/03/14	(1)
JPMorgan Chase	USD	780	INR	47,486	05/09/14	7
JPMorgan Chase	USD	1,653	INR	100,470	05/23/14	6
JPMorgan Chase	USD	829	MYR	2,678	05/07/14	(8)
JPMorgan Chase	USD	819	MYR	2,678	06/09/14	(1)
JPMorgan Chase	USD	1,399	PEN	3,900	05/30/14	(16)
JPMorgan Chase	USD	2,043	PHP	91,600	05/16/14	12
JPMorgan Chase	USD	1,421	PLN	4,300	05/16/14	(1)
JPMorgan Chase	USD	1,788	RUB	64,378	05/16/14	14
JPMorgan Chase	USD	75	TRY	160	05/16/14	1
JPMorgan Chase	USD	200	TRY	427	05/16/14	2
JPMorgan Chase	USD	1,655	TRY	3,500	05/16/14	(4)
JPMorgan Chase	USD	231	UYU	5,278	06/11/14	(2)
JPMorgan Chase	AUD	4,274	USD	3,951	06/05/14	(10)
JPMorgan Chase	BRL	1,737	USD	770	05/05/14	(9)
JPMorgan Chase	BRL	2,103	USD	944	05/05/14	1
JPMorgan Chase	BRL	2,430	USD	1,063	05/05/14	(28)
JPMorgan Chase	MXN	5,432	USD	415	05/16/14	—
JPMorgan Chase	MYR	2,678	USD	821	05/07/14	1
JPMorgan Chase	PLN	655	USD	215	05/16/14	(1)
JPMorgan Chase	RON	2,245	USD	693	05/16/14	(8)
JPMorgan Chase	THB	47,081	USD	1,448	05/16/14	(6)
JPMorgan Chase	ZAR	5,562	USD	529	05/16/14	1
Standard Chartered	USD	143	BRL	326	05/05/14	3

See accompanying notes which are an integral part of the financial statements.
248 Russell Global Opportunistic Credit Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Standard Chartered		USD	1,139	BRL	2,552	05/05/14	5
Standard Chartered		USD	656	COP	1,262,714	05/16/14	(5)
Standard Chartered		USD	170	EUR	123	05/16/14	1
Standard Chartered		USD	770	INR	46,826	05/23/14	4
Standard Chartered		USD	553	MXN	7,207	05/16/14	(2)
Standard Chartered		USD	508	PHP	22,757	05/16/14	2
Standard Chartered		USD	1,421	PLN	4,300	05/16/14	(1)
Standard Chartered		USD	1,259	RUB	45,432	05/05/14	16
Standard Chartered		USD	1,170	RUB	41,868	05/16/14	2
Standard Chartered		USD	1,460	THB	47,231	05/16/14	(1)
Standard Chartered		AUD	1,201	USD	1,123	05/16/14	8
Standard Chartered		BRL	1,211	USD	531	05/05/14	(13)
Standard Chartered		BRL	1,667	USD	729	05/05/14	(18)
Standard Chartered		BRL	1,772	USD	790	06/03/14	3
Standard Chartered		BRL	2,552	USD	1,130	06/03/14	(4)
Standard Chartered		CLP	561,000	USD	1,002	05/27/14	10
Standard Chartered		PEN	8,762	USD	3,137	05/30/14	26
Standard Chartered		PHP	76,574	USD	1,720	05/16/14	3
Standard Chartered		PLN	655	USD	215	05/16/14	(1)
Standard Chartered		RUB	45,432	USD	1,272	05/05/14	(3)
Standard Chartered		RUB	45,432	USD	1,247	06/05/14	(19)
State Street		USD	99	AUD	107	05/07/14	—
State Street		USD	3,959	AUD	4,274	05/07/14	12
State Street		USD	43	CAD	48	05/07/14	—
State Street		USD	118,196	EUR	85,271	05/02/14	105
State Street		USD	65	EUR	47	05/07/14	—
State Street		USD	1,524	EUR	1,106	05/07/14	10
State Street		USD	32,981	GBP	19,565	05/02/14	53
State Street		AUD	436	USD	403	05/07/14	(2)
State Street		AUD	4,110	USD	3,800	05/07/14	(17)
State Street		AUD	4,274	USD	3,951	06/05/14	(10)
State Street		CAD	996	USD	902	05/07/14	(7)
State Street		CAD	2,962	USD	2,682	05/07/14	(21)
State Street		EUR	85,271	USD	116,948	05/02/14	(1,352)
State Street		EUR	2,465	USD	3,398	05/07/14	(23)
State Street		EUR	85,809	USD	118,932	06/04/14	(106)
State Street		GBP	21,565	USD	35,729	05/02/14	(681)
State Street		GBP	19,709	USD	33,215	06/04/14	(53)
UBS		USD	1,420	PLN	4,300	05/16/14	(1)
Westpac		USD	3,563	CAD	3,910	05/07/14	5
Westpac		AUD	4,110	USD	3,800	05/07/14	(17)
Westpac		CAD	3,910	USD	3,560	06/05/14	(5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(2,273)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
					Fund (Pays)/		Fair
				Notional	Receives	Termination	Value
Reference Entity	Counterparty			Amount	Fixed Rate	Date	$
CDX NA High Yield Index	Morgan Stanley		USD 95,000		5.000%	06/20/19	7,106
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $6,828							7,106

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Long-Term Fixed Income Investments
Argentina	—	7,809		—	7,809	0.5
Australia	—	1,757		—	1,757	0.1
Austria	—	454		—	454	—*
Azerbaijan	—	5,589		—	5,589	0.4
Barbados	—	245		—	245	—*
Bermuda	—	3,939		—	3,939	0.3
Brazil	—	59,909		—	59,909	3.9
Canada	—	21,345		—	21,345	1.4
Cayman Islands	—	5,956		—	5,956	0.4
Chile	—	13,246		—	13,246	0.9
Colombia	—	30,908		—	30,908	2.0
Costa Rica	—	4,774		—	4,774	0.3
Croatia	—	12,890		—	12,890	0.8
Dominican Republic	—	9,609		—	9,609	0.6
El Salvador	—	4,777		—	4,777	0.3
France	—	12,762		—	12,762	0.8
Gabon	—	784		—	784	—*
Germany	—	23,217		—	23,217	1.5
Ghana	—	950		—	950	0.1
Hong Kong	—	429		—	429	—*
Hungary	—	20,818		—	20,818	1.4
Indonesia	—	41,819		—	41,819	2.7
Iraq	—	4,091		—	4,091	0.3
Ireland	—	4,993		—	4,993	0.3
Italy	—	5,396		—	5,396	0.4
Ivory Coast	—	4,533		—	4,533	0.3
Jersey	—	4,350		—	4,350	0.3
Kazakhstan	—	14,711		—	14,711	1.0
Lithuania	—	2,551		—	2,551	0.2
Luxembourg	—	72,405		—	72,405	4.7
Malaysia	—	19,313		—	19,313	1.3
Marshall Islands	—	521		—	521	—*
Mexico	—	50,067		—	50,067	3.3
Morocco	—	1,396		—	1,396	0.1
Netherlands	—	12,908		—	12,908	0.8
Nigeria	—	5,114		—	5,114	0.3
Norway	—	2,287		—	2,287	0.1
Panama	—	7,212		—	7,212	0.5
Peru	—	12,337		—	12,337	0.8
Philippines	—	7,001		—	7,001	0.5
Poland	—	23,856		—	23,856	1.6
Romania	—	12,558		—	12,558	0.8
Russia	—	36,729		—	36,729	2.4
Serbia	—	4,198		—	4,198	0.3
Singapore	—	202		—	202	—*
Slovakia	—	1,194		—	1,194	0.1
Slovenia	—	4,207		—	4,207	0.3
South Africa	—	35,124		—	35,124	2.3
Spain	—	3,683		—	3,683	0.2
Sri Lanka	—	837		—	837	0.1
Sweden	—	2,889		—	2,889	0.2
Thailand	—	13,364		—	13,364	0.9
Trinidad and Tobago	—	1,552		—	1,552	0.1
Turkey	—	39,675		—	39,675	2.6
Ukraine	—	6,133		—	6,133	0.4

See accompanying notes which are an integral part of the financial statements.
250 Russell Global Opportunistic Credit Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
					% of Net
Portfolio Summary	Level 1	Level 2	Level 3	Total	Assets
United Kingdom	—	31,431	—	31,431	2.1
United States	—	548,258	12,036	560,294	36.6
Uruguay	—	6,922	—	6,922	0.5
Venezuela, Bolivarian Republic of	—	35,547	—	35,547	2.3
Virgin Islands, British	—	9,589	—	9,589	0.6
Common Stocks	3,371	—	—	3,371	0.2
Short-Term Investments	—	153,043	—	153,043	10.0
Total Investments	3,371	1,486,163	12,036	1,501,570	98.2
Other Assets and Liabilities, Net					1.8
					100.0

Other Financial Instruments
Futures Contracts	665	—	—	665	—*
Foreign Currency Exchange Contracts	169	(2,442)	—	(2,273)	(0.1)
Credit Default Swap Contracts	—	7,106	—	7,106	0.5
Total Other Financial Instruments**	$ 834	$ 4,664	$—	$ 5,498

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — April 30, 2014(Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$494	$—
Variation margin on futures contracts*	—	—	715
Credit default swap contracts, at fair value	7,106	—	—
Total	$7,106	$494	$715

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$—	$—	$50
Unrealized depreciation on foreign currency exchange contracts	—	2,767	—
Total	$—	$2,767	$50

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$1,148
Options written	—	—	(195)
Credit default swap contracts	2,023	—	—
Foreign currency-related transactions**	—	(1,590)	—
Total	$2,023	$(1,590)	$953

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$306
Credit default swap contracts	(540)	—	—
Foreign currency-related transactions***	—	(2,746)	—
Total	$(540)	$(2,746)	$306

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$494	$—	$494
Futures Contracts	Variation margin on futures contracts	214	—	214
Credit Default Swap Contracts	Credit default swap contracts, at fair value	7,106	—	7,106
Total		$7,814	$—	$7,814

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$118	$118	$—	$—
Citigroup	2	2	—	—
Credit Suisse	3	3	—	—
Goldman Sachs	213	—	—	213
HSBC	17	17	—	—
JPMorgan Chase	86	86	—	—
Morgan Stanley	7,105	—	7,105	—
Standard Chartered	84	68	—	16
State Street	181	11	—	170
Westpac	5	5	—	—
Total	$7,814	$310	$7,105	$399

Russell Global Opportunistic Credit Fund 253

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$2,767	$—	$2,767
Total		$2,767	$—	$2,767

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Barclays	$208	$118	$—	$90
Brown Brothers Harriman	26	—	—	26
Citigroup	4	2	1	1
Credit Suisse	3	3	—	—
Deutsche Bank	25	—	—	25
HSBC	45	17	—	28
JPMorgan Chase	96	86	—	10
Standard Chartered	68	68	—	—
State Street	2,270	11	—	2,259
UBS	1	—	—	1
Westpac	21	5	—	16
Total	$2,767	$310	$1	$2,456

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

254 Russell Global Opportunistic Credit Fund

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Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,482,000
Investments, at fair value(>)	1,501,570
Cash (restricted)(a)(b)	7,189
Foreign currency holdings(^)	16,822
Unrealized appreciation on foreign currency exchange contracts	494
Receivables:
Dividends and interest	20,291
Dividends from affiliated Russell funds	12
Investments sold	28,168
Fund shares sold	2,771
Foreign capital gains taxes recoverable	116
Variation margin on futures contracts	214
Credit default swap contracts, at fair value(+)	7,106
Total assets	1,584,753

Liabilities
Payables:
Due to custodian	10
Due to broker (c)	7,525
Investments purchased	43,498
Fund shares redeemed	958
Accrued fees to affiliates	1,048
Other accrued expenses	162
Unrealized depreciation on foreign currency exchange contracts	2,767
Total liabilities	55,968

Net Assets	$1,528,785

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4,184
Accumulated net realized gain (loss)	(1,449)
Unrealized appreciation (depreciation) on:
Investments	19,570
Futures contracts	665
Credit default swap contracts	278
Foreign currency-related transactions	(2,064)
Shares of beneficial interest	1,507
Additional paid-in capital	1,506,094
Net Assets	$1,528,785
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.11
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.50
Class A — Net assets	$7,401,865
Class A — Shares outstanding ($.01 par value)	731,902
Net asset value per share: Class C(#)	$10.07
Class C — Net assets	$13,150,497
Class C — Shares outstanding ($.01 par value)	1,305,657
Net asset value per share: Class E(#)	$10.13
Class E — Net assets	$28,665,886
Class E — Shares outstanding ($.01 par value)	2,830,287
Net asset value per share: Class S(#)	$10.14
Class S — Net assets	$ 1,017,194,642
Class S — Shares outstanding ($.01 par value)	100,294,604
Net asset value per share: Class Y(#)	$10.15
Class Y — Net assets	$462,371,623
Class Y — Shares outstanding ($.01 par value)	45,572,906
Amounts in thousands
(^) Foreign currency holdings - cost	$16,687
(+) Credit default swap contracts - premiums paid (received)	$6,828
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$143,943
(∞) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$1,460
(b) Cash Collateral for Swaps	$5,729
(c) Due to Broker for Swaps	$7,525
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

256 Russell Global Opportunistic Credit Fund

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Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$110
Dividends from affiliated Russell funds	68
Interest	36,245
Less foreign taxes withheld	(77)
Total investment income	36,346

Expenses
Advisory fees	6,275
Administrative fees	300
Custodian fees	193
Distribution fees - Class A	10
Distribution fees - Class C	46
Transfer agent fees - Class A	8
Transfer agent fees - Class C	12
Transfer agent fees - Class E	22
Transfer agent fees - Class S	813
Transfer agent fees - Class Y	9
Professional fees	58
Registration fees	53
Shareholder servicing fees - Class C	15
Shareholder servicing fees - Class E	28
Trustees’ fees	11
Printing fees	69
Miscellaneous	10
Expenses before reductions	7,932
Expense reductions	(2,270)
Net expenses	5,662
Net investment income (loss)	30,684

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,955)
Futures contracts	1,148
Options written	(195)
Credit default swap contracts	2,023
Foreign currency-related transactions	(1,534)
Net realized gain (loss)	(513)
Net change in unrealized appreciation (depreciation) on:
Investments	12,080
Futures contracts	306
Credit default swap contracts	(540)
Foreign currency-related transactions	(2,506)
Net change in unrealized appreciation (depreciation)	9,340
Net realized and unrealized gain (loss)	8,827
Net Increase (Decrease) in Net Assets from Operations	$39,511

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,684	$45,586
Net realized gain (loss)	(513)	3,496
Net change in unrealized appreciation (depreciation)	9,340	(18,676)
Net increase (decrease) in net assets from operations	39,511	30,406

Distributions
From net investment income
Class A	(186)	(553)
Class C	(239)	(539)
Class E	(478)	(779)
Class S	(18,108)	(29,453)
Class Y	(9,253)	(17,432)
From net realized gain
Class A	(55)	(64)
Class C	(83)	(53)
Class E	(107)	(85)
Class S	(4,071)	(2,966)
Class Y	(2,113)	(1,922)
Net decrease in net assets from distributions	(34,693)	(53,846)

Share Transactions*
Net increase (decrease) in net assets from share transactions	581,897	170,933
Total Net Increase (Decrease) in Net Assets	586,715	147,493

Net Assets
Beginning of period	942,070	794,577
End of period	$1,528,785	$942,070
Undistributed (overdistributed) net investment income included in net assets	$4,184	$1,764

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	113	$1,125	463	$4,837
Proceeds from reinvestment of distributions	23	231	58	600
Payments for shares redeemed	(216)	(2,166)	(554)	(5,663)
Net increase (decrease)	(80)	(810)	(33)	(226)
Class C
Proceeds from shares sold	240	2,381	877	9,175
Proceeds from reinvestment of distributions	32	315	57	582
Payments for shares redeemed	(167)	(1,655)	(396)	(3,985)
Net increase (decrease)	105	1,041	538	5,772
Class E
Proceeds from shares sold	1,353	13,472	407	4,180
Proceeds from reinvestment of distributions	52	519	72	739
Payments for shares redeemed	(130)	(1,298)	(180)	(1,849)
Net increase (decrease)	1,275	12,693	299	3,070
Class S
Proceeds from shares sold	47,586	473,820	21,112	218,142
Proceeds from reinvestment of distributions	2,203	21,997	3,114	32,132
Payments for shares redeemed	(7,300)	(73,054)	(9,994)	(103,219)
Net increase (decrease)	42,489	422,763	14,232	147,055
Class Y
Proceeds from shares sold	16,309	162,454	4,718	48,310
Proceeds from reinvestment of distributions	1,138	11,365	1,872	19,355
Payments for shares redeemed	(2,752)	(27,609)	(5,042)	(52,403)
Net increase (decrease)	14,695	146,210	1,548	15,262
Total increase (decrease)	58,484	$581,897	16,584	$170,933

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 259

Russell Investment Company

Russell Global Opportunistic Credit Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	10.18	.22	.01	.23	(.23)	(.07)
October 31, 2013	10.47	.52	(.17)	.35	(.57)	(.07)
October 31, 2012	10.32	.58	.67	1.25	(1.10)	—
October 31, 2011	10.09	.57	(.25)	.32	(.09)	—(f)
October 31, 2010	10.00	.03	.06	.09	—	—

Class C
April 30, 2014*	10.14	.18	.01	.19	(.19)	(.07)
October 31, 2013	10.44	.42	(.15)	.27	(.50)	(.07)
October 31, 2012	10.25	.51	.67	1.18	(.99)	—
October 31, 2011	10.08	.48	(.23)	.25	(.08)	—(a)
October 31, 2010	10.00	.02	.06	.08	—	—

Class E
April 30, 2014*	10.20	.21	.02	.23	(.23)	(.07)
October 31, 2013	10.49	.52	(.17)	.35	(.57)	(.07)
October 31, 2012	10.32	.59	.67	1.26	(1.09)	—
October 31, 2011	10.09	.56	(.24)	.32	(.09)	—(f)
October 31, 2010	10.00	.03	.06	.09	—	—

Class S
April 30, 2014*	10.21	.23	.01	.24	(.24)	(.07)
October 31, 2013	10.50	.54	(.16)	.38	(.60)	(.07)
October 31, 2012	10.35	.62	.66	1.28	(1.13)	—
October 31, 2011	10.09	.58	(.22)	.36	(.10)	—(f)
October 31, 2010	10.00	.03	.06	.09	—	—

Class Y
April 30, 2014*	10.22	.23	.02	.25	(.25)	(.07)
October 31, 2013	10.51	.56	(.17)	.39	(.61)	(.07)
October 31, 2012	10.36	.63	.66	1.29	(1.14)	—
October 31, 2011	10.09	.58	(.21)	.37	(.10)	—(f)
October 31, 2010	10.00	.03	.06	.09	—	—

See accompanying notes which are an integral part of the financial statements.

260 Russell Global Opportunistic Credit Fund

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets(d)(e)	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	(d)(e)	Turnover Rate(b)

(.30)	10.11	2.34	7,402	1.56	1.16	4.65	37
(.64)	10.18	3.48	8,273	1.59	1.20	5.12	85
(1.10)	10.47	13.09	8,857	1.57	1.20	5.67	109
(.09)	10.32	3.24	2,468	1.57	1.20	5.58	126
—	10.09	.90	234	1.88	1.51	3.13	4

(.26)	10.07	1.97	13,150	2.31	1.91	3.90	37
(.57)	10.14	2.65	12,184	2.34	1.95	4.34	85
(.99)	10.44	12.33	6,918	2.32	1.95	4.94	109
(.08)	10.25	2.51	3,432	2.32	1.95	4.78	126
—	10.08	.80	664	2.63	2.26	2.53	4

(.30)	10.13	2.35	28,666	1.56	1.16	4.61	37
(.64)	10.20	3.42	15,856	1.59	1.20	5.09	85
(1.09)	10.49	13.18	13,165	1.57	1.20	5.75	109
(.09)	10.32	3.22	14,029	1.57	1.20	5.53	126
—	10.09	.90	885	1.88	1.51	3.80	4

(.31)	10.14	2.47	1,017,195	1.31	.91	4.89	37
(.67)	10.21	3.72	590,280	1.34	.95	5.33	85
(1.13)	10.50	13.37	457,523	1.32	.95	6.00	109
(.10)	10.35	3.57	412,737	1.32	.95	5.71	126
—	10.09	.90	247,804	1.63	1.26	3.58	4

(.32)	10.15	2.50	462,372	1.11	.83	4.94	37
(.68)	10.22	3.76	315,477	1.14	.86	5.43	85
(1.14)	10.51	13.43	308,114	1.13	.85	6.11	109
(.10)	10.36	3.69	344,443	1.14	.86	5.73	126
—	10.09	.90	370,496	1.46	1.18	3.37	4

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 261

Russell Investment Company Russell Strategic Bond Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,016.10	$1,019.84
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$5.00	$5.01

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2014	$1,012.30	$1,016.12
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$8.73	$8.75
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.75%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2013	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2014	$1,015.20	$1,019.79
	Expenses Paid During Period*	$5.05	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

262 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,017.80	$1,021.27
Expenses Paid During Period*	$3.55	$3.56

* Expenses are equal to the Fund's annualized expense ratio of 0.71% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,016.40	$1,021.08
Expenses Paid During Period*	$3.75	$3.76

* Expenses are equal to the Fund's annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,017.40	$1,021.87
Expenses Paid During Period*	$2.95	$2.96

* Expenses are equal to the Fund's annualized expense ratio of 0.59% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

Russell Strategic Bond Fund 263

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)

			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 84.8%			Series 2004-HE6 Class A1
Asset-Backed Securities - 9.1%			0.427% due 09/25/34 (Ê)	45	44
			Bank of America Auto Trust
Access Group, Inc.			Series 2012-1 Class A3
Series 2004-2 Class A3			0.780% due 06/15/16	12,236	12,255
0.419% due 10/25/24 (Ê)	3,700	3,414
			Bear Stearns Asset Backed Securities
ACE Securities Corp. Home Equity Loan			I Trust
Trust			Series 2007-HE5 Class 1A2
Series 2006-HE4 Class A2A			0.332% due 06/25/47 (Ê)	3,353	3,214
0.212% due 10/25/36 (Ê)	137	47
			BMW Vehicle Owner Trust
Ally Auto Receivables Trust			Series 2011-A Class A4
Series 2011-1 Class A4			1.030% due 02/26/18	8,985	9,027
2.230% due 03/15/16	3,463	3,482
			BNC Mortgage Loan Trust
Series 2012-3 Class A3			Series 2007-2 Class A2
0.850% due 08/15/16	7,980	8,002	0.252% due 05/25/37 (Ê)	202	192
Series 2013-2 Class A2B			Brazos Higher Education Authority
0.382% due 07/15/16 (Ê)	5,285	5,288	Series 2010-1 Class A2
Ally Master Owner Trust			1.435% due 02/25/35 (Ê)	5,000	5,160
Series 2010-2 Class A			Cabela's Master Credit Card Trust
4.250% due 04/15/17 (Þ)	3,719	3,850	Series 2014-1 Class A
Series 2011-3 Class A2			0.504% due 03/16/20 (Ê)	1,820	1,820
1.810% due 05/15/16	10,275	10,281	Capital Auto Receivables Asset Trust
Series 2012-1 Class A2			Series 2013-4 Class A2
1.440% due 02/15/17	5,690	5,729	0.850% due 02/21/17	3,200	3,208
Series 2014-2 Class A			Series 2014-1 Class A2
0.522% due 01/16/18 (Ê)	6,220	6,220	0.960% due 04/20/17	3,420	3,432
American Express Credit Account			CarFinance Capital Auto Trust
Master Trust			Series 2014-1A Class A
Series 2012-2 Class A			1.460% due 12/17/18 (Þ)	3,873	3,874
0.680% due 03/15/18	2,245	2,250	CarMax Auto Owner Trust
AmeriCredit Automobile Receivables			Series 2011-1 Class C
Trust			2.830% due 02/15/17	7,725	7,872
Series 2011-3 Class B			CCG Receivables Trust
2.280% due 06/08/16	4,732	4,748	Series 2013-1 Class A2
Series 2012-3 Class B			1.050% due 08/14/20 (Þ)	2,890	2,896
1.590% due 07/10/17	1,985	2,004	Centex Home Equity Loan Trust
Series 2012-4 Class A2			Series 2002-D Class AF4
0.490% due 04/08/16	3,359	3,359	5.210% due 11/25/28	108	108
Series 2012-4 Class B			Series 2006-A Class AV4
1.310% due 11/08/17	2,395	2,410	0.402% due 06/25/36 (Ê)	4,713	4,152
Series 2012-5 Class A2			CFC
0.510% due 01/08/16	1,868	1,868	Series 2013-1A Class A
Series 2013-1 Class A2			1.650% due 07/17/17 (Þ)	1,916	1,923
0.490% due 06/08/16	1,301	1,301	Chase Issuance Trust
Series 2013-2 Class A2			Series 2012-A3 Class A3
0.530% due 11/08/16	1,850	1,851	0.790% due 06/15/17	11,985	12,036
Series 2013-3 Class A2			Series 2014-A1 Class A1
0.680% due 10/11/16	4,663	4,668	1.150% due 01/15/19	6,560	6,571
Asset Backed Securities Corp. Home			Chesapeake Funding LLC
Equity			Series 2012-1A Class A
Series 2006-HE5 Class A5			0.903% due 11/07/23 (Ê)(Þ)	4,133	4,148
0.394% due 07/25/36 (Ê)	8,729	7,235	Series 2014-1A Class A
Asset Backed Securities Corp. Home			0.573% due 03/07/26 (Ê)(Þ)	4,620	4,620
Equity Loan Trust			Series 2014-1A Class C
			1.353% due 03/07/26 (Ê)(Þ)	1,370	1,370

See accompanying notes which are an integral part of the financial statements.

264 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CIT Education Loan Trust			Series 2013-1A Class A
Series 2007-1 Class A			1.290% due 10/16/17 (Þ)	1,757	1,760
0.323% due 03/25/42 (Ê)(Þ)	4,233	3,954	Series 2014-1A Class A
Citibank Credit Card Issuance Trust			1.290% due 05/15/18 (Þ)	3,574	3,580
Series 2006-A7 Class A7			Fannie Mae Grantor Trust
0.293% due 12/17/18 (Ê)	11,480	11,446	Series 2003-T4 Class 2A5
Citigroup Mortgage Loan Trust, Inc.			5.407% due 09/26/33	557	612
Series 2007-AHL3 Class A3A			Federal Home Loan Mortgage Corp.
0.212% due 07/25/45 (Ê)	581	444	Structured Pass Through Securities
Series 2007-WFH1 Class A3			Series 2000-30 Class A5
0.302% due 01/25/37 (Ê)	3,985	3,891	7.692% due 12/25/30	382	383
Series 2007-WFH1 Class A4			First Franklin Mortgage Loan Asset
0.352% due 01/25/37 (Ê)	7,880	6,571	Backed Certificates
CNH Equipment Trust			Series 2006-FF18 Class A2B
Series 2012-C Class A2			0.262% due 12/25/37 (Ê)	10,012	5,887
0.440% due 02/16/16	331	331	First Franklin Mortgage Loan Trust
Conseco Finance Home Improvement			Series 2005-FF8 Class M1
Loan Trust			0.642% due 09/25/35 (Ê)	4,700	4,245
Series 2000-E Class M1			Ford Credit Auto Lease Trust
8.130% due 08/15/31	87	87	Series 2012-B Class A3
Conseco Finance Securitizations Corp.			0.570% due 09/15/15	2,471	2,472
Series 2001-4 Class A4			Series 2014-A Class A2B
7.360% due 08/01/32	2,425	2,631	0.332% due 10/15/16 (Ê)	5,690	5,689
Conseco Financial Corp.			Ford Credit Auto Owner Trust
Series 1997-7 Class A6			Series 2012-A Class A3
6.760% due 07/15/28	270	283	0.840% due 08/15/16	2,780	2,785
Countrywide Asset-Backed Certificates			Series 2012-D Class A3
Series 2005-4 Class AF3			0.510% due 04/15/17	5,365	5,372
4.456% due 10/25/35	136	136	Series 2014-A Class A2
Series 2005-17 Class 4A2A			0.480% due 11/15/16	5,990	5,992
0.414% due 05/25/36 (Ê)	605	603	Fremont Home Loan Trust
Series 2006-3 Class 2A2			Series 2006-E Class 2A1
0.332% due 06/25/36 (Ê)	1,524	1,454	0.212% due 01/25/37 (Ê)	20	10
Series 2007-4 Class A2			Gabs Dynegy Danskamm
5.530% due 04/25/47	2,244	2,057	Class B
Credit-Based Asset Servicing and			7.670% due 08/11/16 (Ø)	7,845	—
Securitization LLC			GE Capital Credit Card Master Note
Series 2003-CB6 Class M1			Trust
1.204% due 12/25/33 (Ê)	3,663	3,424	Series 2012-1 Class A
DT Auto Owner Trust			1.030% due 01/15/18	6,200	6,222
Series 2013-1A Class A			GE Dealer Floorplan Master Note Trust
0.750% due 05/16/16 (Þ)	2,061	2,062	Series 2012-1 Class A
Series 2013-2A Class A			0.722% due 02/20/17 (Ê)	4,945	4,955
0.810% due 09/15/16 (Þ)	7,598	7,604	GM Financial Leasing Trust
Enterprise Fleet Financing LLC			Series 2014-1A Class B
Series 2011-3 Class A2			1.760% due 05/21/18 (Å)	4,350	4,357
1.620% due 05/20/17 (Þ)	1,641	1,643	Green Tree Financial Corp.
Series 2013-2 Class A2			Series 1994-1 Class A5
1.060% due 03/20/19 (Þ)	7,525	7,550	7.650% due 04/15/19	282	292
Series 2014-1 Class A2			GSAA Trust
0.870% due 09/20/19 (Þ)	2,090	2,090	Series 2006-2 Class 2A3
EquiFirst Mortgage Loan Trust			0.422% due 12/25/35 (Ê)	3,270	3,236
Series 2003-2 Class M2			GSAMP Trust
2.702% due 09/25/33 (Ê)	1,871	1,770	Series 2005-WMC2 Class A2C
Exeter Automobile Receivables Trust			0.852% due 11/25/35 (Ê)	5,783	5,419

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 265

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-HE5 Class A2C			Series 2006-HE1 Class A4
0.302% due 08/25/36 (Ê)	7,312	5,579	0.452% due 03/25/36 (Ê)	5,907	3,372
Series 2007-FM1 Class A2A			Series 2006-HE2 Class A3
0.222% due 12/25/36 (Ê)	621	324	0.312% due 08/25/36 (Ê)	732	322
Hertz Fleet Lease Funding, LP			Series 2006-HE2 Class A4
Series 2013-3 Class A			0.412% due 08/25/36 (Ê)	6,053	2,709
0.700% due 12/10/27 (Ê)(Þ)	3,525	3,532	JGWPT LLC
Hertz Vehicle Financing LLC			Series 2013-3A Class A
Series 2009-2A Class A2			4.080% due 01/17/73 (Þ)	2,302	2,370
5.290% due 03/25/16 (Þ)	6,500	6,707	JPMorgan Mortgage Acquisition Trust
HLSS Servicer Advance Receivables			Series 2006-HE2 Class A4
Backed Notes			0.304% due 07/25/36 (Ê)	2,075	1,817
Series 2013-T5 Class DT5			Series 2007-CH2 Class AV4
3.314% due 08/15/46 (Þ)	4,100	4,113	0.302% due 01/25/37 (Ê)	10,370	8,455
Home Equity Asset Trust			Series 2007-HE1 Class AV1
Series 2006-4 Class 2A4			0.212% due 03/25/47 (Ê)	56	53
0.432% due 08/25/36 (Ê)	3,361	2,574	Kubota Credit Owner Trust
Honda Auto Receivables 2012-2 Owner			Series 2014-1A Class A1
Trust			0.220% due 05/15/15 (Å)	3,070	3,070
Series 2012-2 Class A3			Lehman XS Trust
0.700% due 02/16/16	9,554	9,571	Series 2006-9 Class A1B
Honda Auto Receivables Owner Trust			0.312% due 05/25/46 (Ê)	1,185	952
Series 2011-3 Class A3			Series 2006-13 Class 1A2
0.880% due 09/21/15	384	384	0.322% due 09/25/36 (Ê)	1,136	932
Series 2013-2 Class A2			Series 2006-19 Class A2
0.370% due 10/16/15	1,716	1,716	0.322% due 12/25/36 (Ê)	1,614	1,297
HSBC Home Equity Loan Trust			Long Beach Mortgage Loan Trust
Series 2005-1 Class A			Series 2004-4 Class 1A1
0.442% due 01/20/34 (Ê)	1,254	1,247	0.712% due 10/25/34 (Ê)	39	35
Series 2006-2 Class A1			Series 2004-4 Class M1
0.302% due 03/20/36 (Ê)	2,262	2,242	1.052% due 10/25/34 (Ê)	10,600	9,976
Series 2007-1 Class AS			M&T Bank Auto Receivables Trust
0.352% due 03/20/36 (Ê)	5,069	5,018	Series 2013-1A Class A3
Series 2007-2 Class A3V			1.060% due 11/15/17 (Þ)	6,975	7,026
0.372% due 07/20/36 (Ê)	2,523	2,516	Massachusetts Educational Financing
HSI Asset Securitization Corp. Trust			Authority
Series 2007-WF1 Class 2A4			Series 2008-1 Class A1
0.402% due 05/25/37 (Ê)	9,069	6,801	1.179% due 04/25/38 (Ê)	2,198	2,217
Huntington Auto Trust			Mastr Asset Backed Securities Trust
Series 2012-2 Class A2			Series 2006-HE5 Class A3
0.380% due 09/15/15	1,141	1,141	0.312% due 11/25/36 (Ê)	4,390	2,813
Hyundai Auto Lease Securitization Trust			Series 2006-HE5 Class A4
Series 2012-A Class A3			0.372% due 11/25/36 (Ê)	1,245	804
0.920% due 08/17/15 (Þ)	19,640	19,667	Series 2006-NC2 Class A4
Hyundai Auto Receivables Trust			0.302% due 08/25/36 (Ê)	12,752	6,448
Series 2011-B Class A4			Series 2006-NC3 Class A4
1.650% due 02/15/17	2,512	2,525	0.312% due 10/25/36 (Ê)	172	102
Series 2011-C Class A4			Series 2006-NC3 Class A5
1.300% due 02/15/18	11,185	11,288	0.362% due 10/25/36 (Ê)	7,685	4,589
Series 2012-A Class A3			Mercedes Benz Auto Lease Trust
0.720% due 03/15/16	1,245	1,247	Series 2013-B Class A4
IXIS Real Estate Capital Trust			0.760% due 07/15/19	2,470	2,476
Series 2006-HE1 Class A3			Mercedes Benz Master Owner Trust
0.352% due 03/25/36 (Ê)	2,175	1,216	Series 2012-BA Class A
			0.422% due 11/15/16 (Ê)(Þ)	5,980	5,982

See accompanying notes which are an integral part of the financial statements.
266 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Morgan Stanley ABS Capital I, Inc. Trust			Santander Drive Auto Receivables Trust
Series 2006-WMC2 Class A2FP			Series 2011-2 Class B
0.202% due 07/25/36 (Ê)	49	22	2.660% due 01/15/16	651	653
Series 2007-HE5 Class A2C			Series 2012-1 Class B
0.402% due 03/25/37 (Ê)	2,790	1,517	2.720% due 05/16/16	4,183	4,206
Series 2007-HE5 Class A2D			Series 2012-2 Class A3
0.492% due 03/25/37 (Ê)	6,458	3,551	1.220% due 12/15/15	1,435	1,435
Morgan Stanley IXIS Real Estate Capital			Series 2012-2 Class B
Trust			2.090% due 08/15/16	5,480	5,512
Series 2006-2 Class A1			Series 2012-3 Class A3
0.202% due 11/25/36 (Ê)	4	2	1.080% due 04/15/16	920	921
Nissan Auto Lease Trust			Series 2012-6 Class A3
Series 2012-A Class A3			0.620% due 07/15/16	735	735
0.980% due 05/15/15	4,382	4,385	Series 2013-2 Class A2
Series 2013-B Class A2B			0.470% due 03/15/16	318	318
0.422% due 01/15/16 (Ê)	2,590	2,592	Series 2013-A Class A2
Nissan Auto Receivables Owner Trust			0.800% due 10/17/16 (Þ)	3,192	3,196
Series 2011-B Class A3			Scholar Funding Trust
0.950% due 02/16/16	1,749	1,754	Series 2012-B Class A2
Panhandle-Plains Higher Education			1.252% due 03/28/46 (Ê)(Þ)	3,500	3,528
Authority, Inc.			Securitized Asset Backed Receivables
Series 2011-1 Class A3			LLC Trust
1.183% due 10/01/37 (Ê)	2,500	2,489	Series 2007-BR2 Class A2
Popular ABS Mortgage Pass-Through			0.382% due 02/25/37 (Ê)	3,210	1,768
Trust			Series 2007-BR4 Class A2B
Series 2006-C Class A4			0.352% due 05/25/37 (Ê)	6,480	3,963
0.402% due 07/25/36 (Ê)	7,224	6,371
			Series 2007-BR5 Class A2A
Series 2006-D Class A3			0.282% due 05/25/37 (Ê)	4,164	2,717
0.412% due 11/25/46 (Ê)	4,914	3,938
Prestige Auto Receivables Trust			Series 2007-HE1 Class A2A
Series 2013-1A Class A2			0.212% due 12/25/36 (Ê)	726	251
1.090% due 02/15/18 (Þ)	2,354	2,359	Series 2007-NC1 Class A2B
Series 2014-1A Class A3			0.302% due 12/25/36 (Ê)	8,058	4,289
1.520% due 04/15/20 (Þ)	3,360	3,355	Series 2007-NC1 Class A2C
RAMP Trust			0.362% due 12/25/36 (Ê)	2,001	1,074
Series 2006-RS1 Class AI2			SLM Private Education Loan Trust
0.382% due 01/25/36 (Ê)	938	893	Series 2010-A Class 2A
RASC Trust			3.402% due 05/16/44 (Ê)(Þ)	8,531	9,078
Series 2005-KS12 Class A2			Series 2012-B Class A2
0.402% due 01/25/36 (Ê)	756	753	3.480% due 10/15/30 (Þ)	5,720	5,953
Series 2006-KS3 Class AI3			Series 2013-B Class A2A
0.322% due 04/25/36 (Ê)	33	32	1.850% due 06/17/30 (Þ)	12,420	12,157
Renaissance Home Equity Loan Trust			Series 2014-A Class A2B
Series 2005-4 Class A3			1.302% due 01/15/26 (Ê)(Þ)	2,590	2,612
5.565% due 02/25/36	145	142	SLM Student Loan Trust
Series 2006-1 Class AF3			Series 2004-8 Class B
5.608% due 05/25/36	73	51	0.689% due 01/25/40 (Ê)	936	851
Series 2006-1 Class AF6			Series 2006-2 Class A6
5.746% due 05/25/36	1,890	1,404	0.399% due 01/25/41 (Ê)	4,400	4,022
Series 2006-2 Class AF2			Series 2006-8 Class A6
5.762% due 08/25/36	236	152	0.389% due 01/25/41 (Ê)	4,400	3,980
Series 2007-1 Class AF2			Series 2007-6 Class B
5.512% due 04/25/37	4,698	2,474	1.079% due 04/27/43 (Ê)	1,479	1,348
Series 2007-2 Class AF2			Series 2008-2 Class B
5.675% due 06/25/37	1,440	779	1.429% due 01/25/29 (Ê)	1,530	1,387

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 267

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2008-3 Class A3			Toyota Auto Receivables Owner Trust
1.229% due 10/25/21 (Ê)	5,445	5,578	Series 2013-A Class A3
Series 2008-3 Class B			0.550% due 01/17/17	4,207	4,214
1.429% due 04/25/29 (Ê)	1,530	1,412	Series 2013-B Class A2
Series 2008-4 Class B			0.480% due 02/15/16	3,069	3,071
2.079% due 04/25/29 (Ê)	1,530	1,525	Volkswagen Auto Loan Enhanced Trust
Series 2008-5 Class B			Series 2012-2 Class A2
2.079% due 07/25/29 (Ê)	1,530	1,549	0.330% due 07/20/15	1,346	1,346
Series 2008-6 Class B			Washington Mutual Asset-Backed
2.079% due 07/25/29 (Ê)	1,530	1,509	Certificates
Series 2008-7 Class A2			Series 2006-HE2 Class A3
0.729% due 10/25/17 (Ê)	12,109	12,128	0.302% due 05/25/36 (Ê)	3,786	2,538
Series 2008-7 Class B			World Financial Network Credit Card
			Master Trust
2.079% due 07/25/29 (Ê)	1,530	1,520	Series 2014-A Class A
Series 2008-8 Class B			0.532% due 12/15/19 (Ê)	3,525	3,525
2.479% due 10/25/29 (Ê)	1,530	1,614	World Omni Master Owner Trust
Series 2008-9 Class B			Series 2013-1 Class A
2.479% due 10/25/29 (Ê)	1,530	1,603	0.505% due 02/15/18 (Ê)(Þ)	7,075	7,084
Series 2013-4 Class A					656,490
0.702% due 06/25/27 (Ê)	3,355	3,370	Corporate Bonds and Notes - 15.3%
Small Business Administration
Participation Certificates			21st Century Fox America, Inc.
Series 1997-20D Class 1			4.500% due 02/15/21	3,080	3,366
7.500% due 04/01/17	177	186	Series WI
Series 2004-20F Class 1			3.000% due 09/15/22	2,250	2,188
5.520% due 06/01/24	96	105	AbbVie, Inc.
Series 2005-20G Class 1			1.200% due 11/06/15	7,300	7,360
4.750% due 07/01/25	1,433	1,528	2.900% due 11/06/22	7,855	7,654
Soundview Home Equity Loan Trust			4.400% due 11/06/42	925	926
0.624% due 03/25/36	3,870	3,229	Aetna, Inc.
Series 2006-EQ2 Class A3			2.750% due 11/15/22	1,715	1,647
0.312% due 01/25/37 (Ê)	10,558	6,686	Air Lease Corp.
Series 2007-OPT1 Class 2A1			4.500% due 01/15/16	2,700	2,842
0.232% due 06/25/37 (Ê)	299	174	Ally Financial, Inc.
Structured Asset Investment Loan Trust			4.625% due 06/26/15	100	104
Series 2006-2 Class A3			2.750% due 01/30/17	6,900	6,986
0.332% due 04/25/36 (Ê)	3,502	2,978	Alterra USA Holdings, Ltd.
Structured Asset Securities Corp.			7.200% due 04/14/17 (Þ)	2,005	2,249
Mortgage Loan Trust			Altria Group, Inc.
Series 2005-4XS Class 2A1A			9.700% due 11/10/18	365	482
1.902% due 03/25/35 (Ê)	1,574	1,576	4.750% due 05/05/21	7,050	7,722
Series 2006-BC6 Class A4			4.000% due 01/31/24	2,725	2,776
0.322% due 01/25/37 (Ê)	4,740	3,725	10.200% due 02/06/39	1,630	2,723
Series 2006-WF2 Class A3			4.250% due 08/09/42	2,285	2,085
0.302% due 07/25/36 (Ê)	2,315	2,302	American Airlines Class A Pass Through
Series 2006-WF3 Class A4			Trust
0.462% due 09/25/36 (Ê)	5,740	4,990	4.950% due 01/15/23 (Þ)	5,587	5,992
Series 2007-BC1 Class A4			American Express Credit Corp.
0.282% due 02/25/37 (Ê)	9,815	7,988	2.375% due 03/24/17	2,740	2,839
Series 2007-BC3 Class 2A1			American Honda Finance Corp.
0.212% due 05/25/47 (Ê)	1,456	1,436	0.730% due 10/07/16 (Ê)	5,875	5,922
SunTrust Student Loan Trust			American International Group, Inc.
Series 2006-1A Class A4			5.050% due 10/01/15	400	424
0.418% due 10/28/37 (Å)(Ê)	5,000	4,579	4.875% due 09/15/16	1,055	1,148

See accompanying notes which are an integral part of the financial statements.
268 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.450% due 05/18/17	1,075	1,202	2.000% due 08/01/22	7,605	6,960
6.400% due 12/15/20	2,575	3,108	Burlington Northern Santa Fe LLC
8.175% due 05/15/58	1,350	1,806	3.050% due 03/15/22	2,100	2,070
American Tower Trust I			Capital One Financial Co.
3.070% due 03/15/23 (Þ)	3,505	3,378	3.750% due 04/24/24	3,570	3,577
Ameriprise Financial, Inc.			Carlyle Holdings II Finance LLC
7.518% due 06/01/66	2,705	3,003	5.625% due 03/30/43 (Þ)	3,290	3,565
Amgen, Inc.			Caterpillar Financial Services Corp.
2.125% due 05/15/17	1,030	1,055	7.150% due 02/15/19	1,575	1,939
Anadarko Petroleum Corp.			CBS Corp.
6.375% due 09/15/17	2,890	3,339	4.300% due 02/15/21	1,444	1,531
6.950% due 06/15/19	1,675	2,037	3.375% due 03/01/22	2,650	2,632
Anheuser-Busch InBev Finance, Inc.			CF Industries, Inc.
3.700% due 02/01/24	2,725	2,793	5.150% due 03/15/34	1,305	1,366
Anheuser-Busch InBev Worldwide, Inc.			Chase Capital III
0.800% due 07/15/15	3,395	3,408	Series C
5.375% due 01/15/20	4,055	4,670	0.786% due 03/01/27 (Ê)	1,740	1,496
Apple, Inc.			Chesapeake Energy Corp.
0.488% due 05/03/18 (Ê)	10,416	10,420	3.467% due 04/15/19 (Ê)	2,850	2,878
2.850% due 05/06/21	4,215	4,234	Chevron Corp.
AT&T Corp.			1.104% due 12/05/17	1,745	1,734
8.000% due 11/15/31	939	1,327	2.355% due 12/05/22	8,350	7,898
AT&T, Inc.			3.191% due 06/24/23	2,425	2,423
2.500% due 08/15/15	5,405	5,538	CHS/Community Health Systems, Inc.
2.950% due 05/15/16	5,375	5,603	8.000% due 11/15/19	1,375	1,504
4.350% due 06/15/45	1,747	1,574	CIT Group, Inc.
BAE Systems Holdings, Inc.			5.000% due 05/15/17	3,450	3,687
5.200% due 08/15/15 (Þ)	4,175	4,393	6.625% due 04/01/18 (Þ)	3,155	3,522
Bank of America Corp.			Citigroup, Inc.
4.750% due 08/01/15	3,475	3,646	4.700% due 05/29/15	350	365
3.625% due 03/17/16	875	917	2.250% due 08/07/15	8,975	9,141
5.625% due 10/14/16	1,680	1,853	5.300% due 01/07/16	1,325	1,419
5.750% due 12/01/17	3,495	3,954	3.953% due 06/15/16	600	635
6.875% due 04/25/18	5,100	6,008	4.450% due 01/10/17	3,435	3,710
5.875% due 01/05/21	1,075	1,247	6.000% due 08/15/17	1,500	1,699
5.700% due 01/24/22	1,150	1,317	6.125% due 11/21/17	7,695	8,795
4.000% due 04/01/24	2,845	2,859	8.500% due 05/22/19	1,195	1,523
Series GMTN			4.500% due 01/14/22	2,400	2,566
6.400% due 08/28/17	600	687	5.500% due 09/13/25	4,170	4,523
Series MTNL			0.785% due 08/25/36 (Ê)	2,250	1,767
5.650% due 05/01/18	3,500	3,970	Series M
Bank of America NA			0.010% due 12/29/49 (ƒ)	6,050	6,027
0.706% due 11/14/16 (Ê)	10,200	10,223	CNA Financial Corp.
Series BKNT			7.250% due 11/15/23	1,850	2,301
0.513% due 06/15/16 (Ê)	3,100	3,076	Comcast Corp.
5.300% due 03/15/17	4,165	4,588	5.700% due 07/01/19	2,325	2,707
0.533% due 06/15/17 (Ê)	4,175	4,125	3.600% due 03/01/24	3,485	3,535
6.100% due 06/15/17	2,000	2,259	Commonwealth Edison Co.
BB&T Corp.			5.800% due 03/15/18	1,745	1,999
1.093% due 06/15/18	4,000	4,060	ConAgra Foods, Inc.
Bear Stearns Cos. LLC (The)			4.950% due 08/15/20	4,425	4,896
5.550% due 01/22/17	2,401	2,664	Constellation Energy Group, Inc.
Bristol-Myers Squibb Co.			4.550% due 06/15/15	6,776	7,057

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 269

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Continental Airlines Pass Through Trust			7.200% due 07/15/48 (Þ)	1,100	1,347
Series 09-1			Farmers Exchange Capital II
9.000% due 07/08/16	2,712	3,092	6.151% due 11/01/53 (Þ)	7,935	8,749
Continental Resources, Inc.			First Chicago NBD Institutional Capital
5.000% due 09/15/22	3,140	3,321	I
Crown Castle Towers LLC			0.775% due 02/01/27 (Ê)	1,250	1,075
5.495% due 01/15/17 (Å)	1,900	2,058	First Union Capital II
4.174% due 08/15/17 (Þ)	3,880	4,134	Series A
CSX Corp.			7.950% due 11/15/29	1,575	1,934
4.250% due 06/01/21	3,075	3,321	Ford Motor Credit Co. LLC
CVS Caremark Corp.			2.750% due 05/15/15	1,000	1,021
1.200% due 12/05/16	5,700	5,734	3.000% due 06/12/17	2,800	2,921
Daimler Finance NA LLC			1.006% due 01/17/17 (Ê)	15,200	15,293
1.300% due 07/31/15 (Þ)	6,450	6,511	Forest Laboratories, Inc.
Series 144a			4.375% due 02/01/19 (Þ)	4,295	4,569
0.585% due 03/10/17 (Å)(Ê)	5,500	5,503	4.875% due 02/15/21 (Þ)	2,210	2,356
Delphi Corp.			FPL Energy Wind Funding LLC
5.000% due 02/15/23	3,350	3,551	6.876% due 06/27/17 (Þ)	464	454
Delta Air Lines Pass Through Trust			Freeport-McMoRan Copper & Gold, Inc.
Series 2002-1 Class G-1			3.100% due 03/15/20	2,760	2,734
6.718% due 01/02/23	2,990	3,484	General Electric Capital Corp.
DIRECTV Holdings LLC / DIRECTV			0.406% due 02/15/17 (Ê)	4,995	4,980
Financing Co., Inc.			4.375% due 09/16/20	3,100	3,392
4.600% due 02/15/21	1,950	2,071	0.716% due 08/15/36 (Ê)	1,000	830
5.000% due 03/01/21	2,655	2,877	Series GMTN
4.450% due 04/01/24	2,780	2,820	0.877% due 07/12/16 (Ê)	5,570	5,616
Discovery Communications LLC			4.625% due 01/07/21	16,100	17,817
3.700% due 06/01/15	3,792	3,925	3.100% due 01/09/23	3,000	2,969
Dominion Resources, Inc.
4.450% due 03/15/21	3,075	3,342	6.150% due 08/07/37	2,035	2,506
Series B			Series MTNA
2.750% due 09/15/22	3,525	3,392	6.750% due 03/15/32	2,975	3,877
Dow Chemical Co. (The)			General Electric Co.
4.250% due 11/15/20	2,025	2,165	5.250% due 12/06/17	3,805	4,304
Duke Energy Corp.			2.700% due 10/09/22	4,725	4,617
3.050% due 08/15/22	6,450	6,358	4.500% due 03/11/44	1,435	1,478
Duke Energy Progress, Inc.			General Mills, Inc.
4.100% due 03/15/43	1,545	1,514	0.428% due 01/28/16 (Ê)	3,915	3,918
Ecolab, Inc.			Series FRN
1.000% due 08/09/15	7,025	7,058	0.527% due 01/29/16 (Ê)	5,675	5,682
El Paso Natural Gas Co. LLC			General Motors Co.
7.500% due 11/15/26	1,425	1,792	4.875% due 10/02/23 (Þ)	12,115	12,524
Energy Transfer Partners, LP			6.250% due 10/02/43 (Þ)	1,600	1,752
6.050% due 06/01/41	2,158	2,412	Georgia-Pacific LLC
3.242% due 11/01/66 (Ê)	11,467	10,550	7.700% due 06/15/15	2,700	2,908
Enterprise Products Operating LLC			8.875% due 05/15/31	2,280	3,352
5.250% due 01/31/20	4,800	5,440	Gilead Sciences, Inc.
5.950% due 02/01/41	3,625	4,279	3.700% due 04/01/24	40	41
Series B			4.800% due 04/01/44	4,270	4,491
7.034% due 01/15/68	2,730	3,092	GlaxoSmithKline Capital, Inc.
Express Scripts Holding Co.			2.800% due 03/18/23	2,455	2,376
3.500% due 11/15/16	3,323	3,519	Goldman Sachs Group, Inc. (The)
7.250% due 06/15/19	1,000	1,214	5.750% due 10/01/16	1,338	1,480
Farmers Exchange Capital			6.250% due 09/01/17	5,310	6,068

See accompanying notes which are an integral part of the financial statements.

270 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.625% due 01/31/19	4,550	4,559	Series 04-2 Class G-2
5.750% due 01/24/22	3,985	4,547	0.686% due 11/15/16 (Ê)	4,039	3,999
3.625% due 01/22/23	650	644	JPMorgan Chase & Co.
4.000% due 03/03/24	3,235	3,246	6.300% due 04/23/19	3,050	3,607
6.750% due 10/01/37	6,742	7,755	4.350% due 08/15/21	2,900	3,121
Series D			Series GMTN
6.000% due 06/15/20	1,875	2,167	1.100% due 10/15/15	11,500	11,555
Series GMTN			JPMorgan Chase Bank NA
7.500% due 02/15/19	2,417	2,935	Series BKNT
Series MTNB			0.475% due 07/30/15 (Ê)	1,700	1,702
0.628% due 07/22/15 (Ê)	6,400	6,401	5.875% due 06/13/16	240	264
Great Plains Energy, Inc.			6.000% due 10/01/17	7,900	9,007
5.292% due 06/15/22	3,785	4,252	JPMorgan Chase Capital XIII
Harley-Davidson Financial Services,			Series M
Inc.			1.184% due 09/30/34 (Ê)	4,300	3,655
1.150% due 09/15/15 (Þ)	7,500	7,540	JPMorgan Chase Capital XXI
HCA, Inc.			Series U
7.250% due 09/15/20	1,962	2,116	1.188% due 02/02/37 (Ê)	455	366
4.750% due 05/01/23	2,310	2,270	JPMorgan Chase Capital XXIII
HCP, Inc.			1.236% due 05/15/47 (Ê)	8,880	6,926
6.300% due 09/15/16	2,700	3,026	Juniper Networks, Inc.
3.750% due 02/01/19	2,000	2,123	4.600% due 03/15/21	2,825	2,996
			Kellogg Co.
2.625% due 02/01/20	2,000	1,992	1.125% due 05/15/15	4,445	4,470
Health Care REIT, Inc.			Kinder Morgan Energy Partners, LP
6.125% due 04/15/20	2,740	3,190	3.500% due 03/01/21	2,840	2,844
4.950% due 01/15/21	650	714	5.500% due 03/01/44	3,125	3,264
5.250% due 01/15/22	2,500	2,779	Life Technologies Corp.
6.500% due 03/15/41	1,415	1,773	6.000% due 03/01/20	2,628	3,049
Hewlett-Packard Co.			Lorillard Tobacco Co.
6.000% due 09/15/41	3,830	4,220	6.875% due 05/01/20	5,801	6,850
Historic TW, Inc.			3.750% due 05/20/23	4,500	4,327
8.050% due 01/15/16	2,900	3,215	Marathon Oil Corp.
Honeywell International, Inc.			0.900% due 11/01/15	6,300	6,318
5.700% due 03/15/36	1,100	1,334	McKesson Corp.
Howard Hughes Medical Institute			2.284% due 03/15/19	1,825	1,821
3.500% due 09/01/23	1,640	1,665	Medco Health Solutions, Inc.
HSBC USA, Inc.			4.125% due 09/15/20	2,027	2,163
2.625% due 09/24/18	5,875	6,043	Merck & Co., Inc.
Humana, Inc.			0.596% due 05/18/18 (Ê)	10,425	10,450
6.450% due 06/01/16	1,485	1,645	MetLife, Inc.
8.150% due 06/15/38	1,771	2,553	10.750% due 08/01/39	4,215	6,449
Indiantown Cogeneration, LP			4.125% due 08/13/42	370	354
Series A-10			Metropolitan Life Global Funding I
9.770% due 12/15/20	1,856	2,116	1.500% due 01/10/18 (Þ)	7,000	6,930
International Business Machines Corp.			MidAmerican Energy Holdings Co.
3.625% due 02/12/24	1,005	1,019	5.950% due 05/15/37	1,000	1,198
International Lease Finance Corp.			Mirant Mid-Atlantic Pass Through Trust
5.750% due 05/15/16	400	431	Series B
6.750% due 09/01/16 (Þ)	1,000	1,112	9.125% due 06/30/17	1,710	1,838
IPALCO Enterprises, Inc.			Monongahela Power Co.
5.000% due 05/01/18	3,500	3,727	4.100% due 04/15/24 (Þ)	1,815	1,895
JetBlue Airways Pass Through Trust			5.400% due 12/15/43 (Þ)	1,850	2,078
			Morgan Stanley

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.707% due 10/15/15 (Ê)	8,035	8,035	3.150% due 04/01/22	3,750	3,730
5.375% due 10/15/15	7,000	7,456	Prudential Financial, Inc.
5.750% due 10/18/16	1,500	1,661	5.625% due 06/15/43	2,550	2,633
5.550% due 04/27/17	2,450	2,734	Prudential Holdings LLC
5.000% due 11/24/25	3,790	3,932	8.695% due 12/18/23 (Þ)	3,302	4,164
Series GMTN			Series FSA
5.450% due 01/09/17	2,425	2,679	1.110% due 12/18/17 (Ê)(Þ)	2,357	2,380
6.625% due 04/01/18	4,905	5,723	Public Service Co. of Colorado
			2.500% due 03/15/23	1,440	1,358
5.500% due 07/24/20	1,500	1,702
			Public Service Co. of New Mexico
Motiva Enterprises LLC			7.950% due 05/15/18	3,320	3,953
5.750% due 01/15/20 (Þ)	1,775	2,016
			Quebecor World Capital Corp.
Murray Street Investment Trust I			4.875% due 01/02/49 (Ø)	625	—
4.647% due 03/09/17	6,100	6,605
			6.125% due 11/15/49 (Ø)	1,955	—
National City Bank
Series BKNT			QVC, Inc.
0.604% due 06/07/17 (Ê)	3,075	3,049	7.500% due 10/01/19 (Þ)	2,827	2,995
NiSource Finance Corp.			4.375% due 03/15/23	5,765	5,722
6.400% due 03/15/18	2,180	2,512	Republic Services, Inc.
Nissan Motor Acceptance Corp.			3.550% due 06/01/22	5,550	5,613
0.786% due 03/03/17 (Ê)(Þ)	4,430	4,440	Reynolds American, Inc.
Norfolk Southern Corp.			6.750% due 06/15/17	3,400	3,920
3.000% due 04/01/22	1,675	1,641	Rockwood Specialties Group, Inc.
NVR, Inc.			4.625% due 10/15/20	4,865	4,987
3.950% due 09/15/22	3,700	3,695	Rohm & Haas Co.
OMX Timber Finance Investments I LLC			6.000% due 09/15/17	29	33
5.420% due 01/29/20 (Å)	7,200	7,966	Sabine Pass LNG, LP
Oncor Electric Delivery Co. LLC			7.500% due 11/30/16	385	427
6.800% due 09/01/18	4,750	5,620	Series 144a
7.000% due 09/01/22	1,275	1,603	7.500% due 11/30/16 (Þ)	2,900	3,118
Panhandle Eastern Pipe Line Co., LP			Samsung Electronics America, Inc.
8.125% due 06/01/19	3,542	4,282	1.750% due 04/10/17 (Þ)	6,460	6,475
Penske Truck Leasing Co. Lp / PTL			SL Green Realty Corp
Finance Corp.			7.750% due 03/15/20	3,000	3,568
3.125% due 05/11/15 (Þ)	5,480	5,605	SLM Corp.
Petrohawk Energy Corp.			6.250% due 01/25/16	3,000	3,236
7.250% due 08/15/18	2,975	3,140	5.500% due 01/15/19	1,690	1,790
Pfizer, Inc.			Southern Copper Corp.
7.200% due 03/15/39	1,900	2,623	6.375% due 07/27/15	1,410	1,492
Philip Morris International, Inc.			Springleaf Finance Corp.
2.900% due 11/15/21	5,575	5,572	5.750% due 09/15/16	600	636
Plains All American Pipeline, LP / PAA			6.900% due 12/15/17	7,930	8,703
Finance Corp.			Sprint Capital Corp.
2.850% due 01/31/23	850	808	8.750% due 03/15/32	8,565	9,582
Plains Exploration & Production Co.			Stryker Corp.
6.875% due 02/15/23	2,750	3,080	3.375% due 05/15/24	2,705	2,691
PNC Bank NA			Tennessee Gas Pipeline Co. LLC
Series BKNT			8.000% due 02/01/16	2,050	2,283
2.700% due 11/01/22	3,755	3,577	8.375% due 06/15/32	3,080	4,173
PNC Funding Corp.			Time Warner Cable, Inc.
3.300% due 03/08/22	8,530	8,642	5.000% due 02/01/20	3,155	3,531
Procter & Gamble Co. (The)			4.000% due 09/01/21	1,420	1,509
0.303% due 11/04/16 (Ê)	3,615	3,615	6.550% due 05/01/37	1,855	2,274
Progress Energy, Inc.			Time Warner, Inc.
7.050% due 03/15/19	1,000	1,210	4.000% due 01/15/22	5,025	5,235

See accompanying notes which are an integral part of the financial statements.

272 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Toyota Motor Credit Corp.			Williams Cos., Inc. (The)
0.526% due 05/17/16 (Ê)	10,110	10,139	7.875% due 09/01/21		458	550
UAL Pass Through Trust			Williams Partners, LP
Series 2009-1			4.300% due 03/04/24		4,525	4,620
10.400% due 11/01/16	278	316	Williams Partners, LP / Williams
UBS AG			Partners Finance Corp.
7.250% due 02/22/22	1,400	1,543	7.250% due 02/01/17		2,765	3,174
UBS Preferred Funding Trust V			ZFS Finance USA Trust II
Series 1			6.450% due 12/15/65 (Þ)		4,650	4,999
6.243% due 05/29/49 (ƒ)	3,100	3,290	ZFS Finance USA Trust V
Unilever Capital Corp.			6.500% due 05/09/37 (Þ)		10,914	11,705
2.750% due 02/10/16	1,300	1,351				1,111,900
United Technologies Corp.			International Debt - 7.4%
3.100% due 06/01/22	3,550	3,586	ABN Amro Bank NV
UnitedHealth Group, Inc.			1.028% due 10/28/16 (Å)(Ê)		2,320	2,337
3.875% due 10/15/20	1,430	1,527	Achmea BV
2.875% due 03/15/22	1,375	1,345	2.500% due 11/19/20		2,800	3,983
2.750% due 02/15/23	1,125	1,078	America Movil SAB de CV
Unum Group			3.125% due 07/16/22		1,710	1,653
4.000% due 03/15/24	2,940	2,986	American International Group, Inc.
Ventas Realty LP/CAP CRP			6.765% due 11/15/17	GBP	1,900	3,668
2.000% due 02/15/18	2,740	2,752	ArcelorMittal
Verizon Communications, Inc.			5.000% due 02/25/17		2,410	2,552
2.500% due 09/15/16	800	828	6.125% due 06/01/18		3,670	4,023
1.984% due 09/14/18 (Ê)	600	633	AWAS Aviation Capital, Ltd.
3.650% due 09/14/18	4,270	4,559	7.000% due 10/17/16 (Þ)		2,523	2,608
4.500% due 09/15/20	100	109	Baidu, Inc.
3.500% due 11/01/21	6,625	6,735	3.250% due 08/06/18		3,925	4,009
5.150% due 09/15/23	19,930	21,970	Banco Nacional de Desenvolvimento
6.550% due 09/15/43	4,955	6,112	Economico e Social
Viacom, Inc.			3.375% due 09/26/16 (Þ)		6,600	6,724
4.500% due 03/01/21	2,500	2,703	Banco Santander Brasil SA
3.125% due 06/15/22	3,775	3,679	4.250% due 01/14/16 (Þ)		600	620
			Banco Santander Chile
Wachovia Capital Trust III			1.124% due 04/11/17 (Å)(Ê)		4,400	4,400
5.570% due 03/29/49 (Ê)(ƒ)	3,440	3,311
			Bank of Montreal
Wal-Mart Stores, Inc.			2.850% due 06/09/15 (Þ)		1,000	1,027
2.800% due 04/15/16	1,330	1,390
			Bank of Nova Scotia
6.500% due 08/15/37	2,750	3,600	0.538% due 04/11/17 (Ê)		11,300	11,294
Walt Disney Co. (The)			Barclays Bank PLC
2.750% due 08/16/21	1,325	1,331	0.531% due 05/01/15 (~)		20,600	20,594
WCI Finance LLC / WEA Finance LLC			7.625% due 11/21/22		5,000	5,678
5.700% due 10/01/16 (Þ)	2,700	2,995
			Barrick Gold Corp.
WEA Finance LLC / WT Finance Aust			4.100% due 05/01/23		6,145	5,984
Pty, Ltd.
6.750% due 09/02/19 (Þ)	1,300	1,574	BAT International Finance PLC
WellPoint, Inc.			2.125% due 06/07/17 (Þ)		6,527	6,671
2.300% due 07/15/18	1,550	1,564	9.500% due 11/15/18 (Þ)		5,300	6,911
3.125% due 05/15/22	3,025	2,961	BBVA Bancomer SA
4.650% due 01/15/43	1,155	1,166	4.500% due 03/10/16 (Þ)		600	633
Wells Fargo & Co.			6.500% due 03/10/21 (Þ)		1,200	1,320
0.428% due 10/28/15 (Ê)	5,495	5,495	BBVA US Senior SAU
3.500% due 03/08/22	7,390	7,585	4.664% due 10/09/15		4,145	4,352
			BHP Billiton Finance USA, Ltd.
4.125% due 08/15/23	3,350	3,417	3.850% due 09/30/23		2,450	2,538

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 273

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
BP Capital Markets PLC			Fomento Economico Mexicano SAB de
0.567% due 11/06/15 (Ê)	7,600	7,623	CV
0.656% due 11/07/16 (Ê)	3,800	3,821	4.375% due 05/10/43		1,376	1,235
3.245% due 05/06/22	9,185	9,196	Fosse Master Issuer PLC
BPCE SA			Series 2011-1A Class A2
4.000% due 04/15/24	2,485	2,484	1.628% due 10/18/54 (Ê)(Þ)		189	190
Braskem Finance, Ltd.			Gerdau Trade, Inc.
6.450% due 02/03/24	3,350	3,484	5.750% due 01/30/21 (Þ)		2,200	2,315
Brazilian Government International			GlaxoSmithKline Capital PLC
Bond			1.500% due 05/08/17		1,490	1,505
4.250% due 01/07/25	2,700	2,680	Government of the Cayman Islands
British Telecommunications PLC			5.950% due 11/24/19 (Þ)		2,950	3,356
2.350% due 02/14/19	2,910	2,915	HBOS PLC
Caisse Centrale Desjardins			Series GMTN
0.507% due 10/29/15 (Ê)(Þ)	10,735	10,751	6.750% due 05/21/18 (Þ)		9,920	11,298
Canadian Pacific Railway, Ltd.			HSBC Holdings PLC
4.500% due 01/15/22	3,642	3,912	4.250% due 03/14/24		1,725	1,743
CDP Financial, Inc.			ING Bank NV
5.600% due 11/25/39 (Þ)	2,000	2,446	3.750% due 03/07/17 (Þ)		2,125	2,261
Cent CLO, Ltd.			Intesa Sanpaolo SpA
Series 2013-19A Class A1A			2.375% due 01/13/17		5,855	5,915
1.567% due 10/29/25 (Ê)(Þ)	4,436	4,407	Italy Buoni del Tesoro Poliennali Bond
Colombia Government International			2.250% due 05/15/16		5,100	7,275
Bond			JPMorgan Chase & Co.
4.375% due 07/12/21	1,535	1,624	Series MPLE
Cooperatieve Centrale Raiffeisen-			2.920% due 09/19/17 (Þ)	CAD	7,095	6,623
Boerenleenbank BA			KFW
4.625% due 12/01/23	7,570	7,889	4.000% due 01/27/20		8,525	9,371
Corp. Andina de Fomento			Korea East-West Power Co., Ltd.
4.375% due 06/15/22	2,486	2,630	2.500% due 07/16/17 (Þ)		1,300	1,324
Corp. Nacional del Cobre de Chile			Latitude CLO II Corp.
7.500% due 01/15/19 (Þ)	1,500	1,806	Series 2006-2A Class A2
Credit Agricole SA			0.563% due 12/15/18 (Ê)(Þ)		2,143	2,092
3.875% due 04/15/24 (Å)	2,000	1,985	LBG Capital No.1 PLC
Credit Suisse			8.500% due 12/29/49 (ƒ)(Þ)		300	325
6.000% due 02/15/18	690	791	Lloyds Bank PLC
Series YCD			2.300% due 11/27/18		2,695	2,714
0.556% due 08/24/15 (Ê)(~)	6,000	5,996	12.000% due 12/29/49 (ƒ)(Þ)		8,600	12,147
Deutsche Telekom International Finance			Majapahit Holding BV
BV			Series REGS
3.125% due 04/11/16 (Þ)	4,050	4,217	7.750% due 10/17/16		900	1,012
Dryden XXV Senior Loan Fund			Marfrig Holding Europe BV
Series 2012-25A Class A			8.375% due 05/09/18 (Þ)		2,460	2,472
1.607% due 01/15/25 (Ê)(Þ)	4,000	3,980	Marfrig Overseas, Ltd.
Electricite de France			9.500% due 05/04/20 (Þ)		2,000	2,035
2.150% due 01/22/19 (Þ)	1,500	1,507	Mexico Government International Bond
4.875% due 01/22/44 (Þ)	4,815	4,964	6.050% due 01/11/40		1,276	1,472
Encana Corp.			4.750% due 03/08/44		1,526	1,473
5.900% due 12/01/17	4,000	4,582	Mizuho Financial Group, Ltd.
Enel Finance International NV			4.600% due 03/27/24 (Þ)		3,400	3,470
6.000% due 10/07/39 (Þ)	2,245	2,421	Motor PLC
Flatiron CLO, Ltd.			Series 2012-12A Class A1C
Series 2013-1A Class A1			1.286% due 02/25/20 (Þ)		3,775	3,779
1.690% due 01/17/26 (Ê)(Þ)	3,350	3,334	Newcastle CDO IX 1, Ltd.

See accompanying notes which are an integral part of the financial statements.

274 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series 2007-9A Class A1				11.000% due 06/29/49 (ƒ)(Þ)	4,813	6,413
0.412% due 05/25/52 (Ê)(Þ)		566	560	Ras Laffan Liquefied Natural Gas Co.,
Nexen Energy ULC				Ltd. II
6.200% due 07/30/19		1,775	2,074	5.298% due 09/30/20 (Þ)	499	539
7.500% due 07/30/39		3,170	4,171	RESI Finance, LP
Nokia OYJ				Series 2003-D Class B3
6.625% due 05/15/39		2,860	3,071	1.450% due 12/10/35 (Ê)(Þ)	614	528
Nomura Holdings Inc.				Resix Finance, Ltd. Credit-Linked Notes
2.000% due 09/13/16		4,385	4,443	Series 2003-D Class B7
NOVA Chemicals Corp.				5.900% due 12/10/35 (Ê)(Þ)	714	247
5.250% due 08/01/23 (Þ)		5,265	5,634	Rio Tinto Finance USA PLC
Odebrecht Drilling Norbe VIII/IX, Ltd.				1.375% due 06/17/16	2,110	2,133
6.350% due 06/30/21 (Þ)		1,530	1,608	3.500% due 03/22/22	2,965	2,994
Odebrecht Offshore Drilling Finance,				Rosneft Finance SA
Ltd.				Series REGS
6.625% due 10/01/22 (Þ)		3,250	3,396	7.500% due 07/18/16	700	738
OHA Credit Partners IX, Ltd.				Royal Bank of Canada
Series 2013-9A Class A1				1.920% due 07/30/15	6,615	6,733
1.628% due 10/20/25 (Å)(Ê)		4,145	4,131	Royal Bank of Scotland Group PLC
OHA Credit Partners VII, Ltd.				6.000% due 12/19/23	3,210	3,354
Series 2012-7A Class A				Series 1
1.655% due 11/20/23 (Ê)(Þ)		3,800	3,786	9.118% due 03/31/49 (ƒ)	2,300	2,317
Peruvian Government International				Saudi Electricity Global Sukuk Co. 2
Bond				5.060% due 04/08/43 (Þ)	4,390	4,203
6.550% due 03/14/37		675	832	Saudi Electricity Global Sukuk Co. 3
Petrobras Global Finance BV				5.500% due 04/08/44 (Å)	1,250	1,280
1.855% due 05/20/16 (Ê)		2,207	2,193	Seagate HDD Cayman
3.250% due 03/17/17		1,400	1,420	4.750% due 06/01/23 (Þ)	3,635	3,640
6.250% due 03/17/24		1,295	1,360	Shell International Finance BV
5.625% due 05/20/43		1,360	1,196	0.434% due 11/15/16 (Ê)	11,580	11,603
Petrobras International Finance Co.				2.250% due 01/06/23	9,975	9,300
3.875% due 01/27/16		4,000	4,119	Sirius International Group, Ltd.
5.875% due 03/01/18		700	756	7.506% due 05/29/49 (ƒ)(Þ)	4,170	4,393
8.375% due 12/10/18		400	470	Skandinaviska Enskilda Banken AB
Petroleos Mexicanos				2.375% due 03/25/19 (Þ)	4,250	4,246
4.875% due 01/24/22		2,125	2,231	SMART Trust
6.375% due 01/23/45 (Þ)		3,730	4,084	Series 2011-2USA Class A4A
Philip Morris International, Inc.				2.310% due 04/14/17 (Þ)	9,406	9,518
Series EMTN				Series 2012-4US Class A2A
2.875% due 03/03/26	EUR	3,900	5,501	0.670% due 06/14/15	96	96
Philippine Government International				Series 2012-1USA Class A4A
Bond				2.010% due 12/14/17 (Þ)	3,925	3,999
4.200% due 01/21/24		2,200	2,280	Series 2013-1US Class A4A
Poland Government International Bond				1.050% due 10/14/18	1,325	1,315
5.125% due 04/21/21		1,250	1,386	South Africa Government International
Province of Ontario Canada				Bond
1.100% due 10/25/17		500	497	4.665% due 01/17/24	800	811
3.000% due 07/16/18		1,000	1,054	Statoil ASA
1.650% due 09/27/19		1,200	1,171	0.697% due 11/08/18 (Ê)	8,300	8,359
4.000% due 10/07/19		2,705	2,960	3.150% due 01/23/22	1,600	1,616
Province of Quebec Canada				Suncor Energy, Inc.
3.500% due 07/29/20		2,530	2,680	5.950% due 12/01/34	2,690	3,169
2.750% due 08/25/21		2,200	2,194	Sydney Airport Finance Co. Pty, Ltd.
				3.900% due 03/22/23 (Þ)	3,000	2,976
Rabobank Nederland

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Talisman Energy, Inc.			Valeant Pharmaceuticals International,
7.750% due 06/01/19	2,716	3,319	Inc. 1st Lien Term Loan B
Telefonica Emisiones SAU			4.500% due 08/05/20 (Ê)	1,379	1,379
3.992% due 02/16/16	2,507	2,636			12,735
Tencent Holdings, Ltd.			Mortgage-Backed Securities - 29.7%
3.375% due 05/02/19 (Å)	3,515	3,533	Adjustable Rate Mortgage Trust
Teva Pharmaceutical Finance Co. BV			Series 2006-1 Class 2A1
2.950% due 12/18/22	3,415	3,252	2.991% due 03/25/36 (Ê)	813	619
Total Capital Canada, Ltd.			Alternative Loan Trust
2.750% due 07/15/23	2,740	2,618	Series 2005-85CB Class 2A2
Total Capital International SA			5.500% due 02/25/36	18	16
1.000% due 08/12/16	10,485	10,560	Series 2006-OA2 Class A5
Total Capital SA			0.382% due 05/20/46 (Ê)	68	43
2.125% due 08/10/18	3,300	3,353	Series 2006-OA10 Class 3A1
Trade MAPS 1, Ltd.			0.342% due 08/25/46 (Ê)	6,174	4,559
Series 2013-1A Class A			Series 2007-15CB Class A5
0.850% due 12/10/18 (Ê)(Þ)	6,410	6,430	5.750% due 07/25/37	573	510
TransCanada PipeLines, Ltd.			Series 2007-15CB Class A7
2.500% due 08/01/22	1,975	1,870	6.000% due 07/25/37	1,623	1,467
Transocean, Inc.			Series 2007-HY6 Class A1
6.375% due 12/15/21	4,175	4,718	0.362% due 08/25/47 (Ê)	7,462	5,986
Turkey Government International Bond			Series 2007-J2 Class 2A1
5.750% due 03/22/24	3,575	3,825	6.000% due 07/25/37	10,223	9,632
Tyco Electronics Group SA			Series 2007-OA6 Class A1B
6.550% due 10/01/17	2,425	2,809	0.352% due 06/25/37 (Ê)	1,161	1,016
UBS AG			American Home Mortgage Investment
Series BKNT			Trust
5.750% due 04/25/18	940	1,077	Series 2007-1 Class GA1C
Vale Overseas, Ltd.			0.342% due 05/25/47 (Ê)	6,814	4,809
8.250% due 01/17/34	1,960	2,428	Series 2007-4 Class A2
Validus Holdings, Ltd.			0.342% due 08/25/37 (Ê)	2,075	1,934
8.875% due 01/26/40	2,108	2,987	Aventura Mall Trust
Vimpel Communications Via VIP			Series 2013-AVM Class A
Finance Ireland, Ltd.			3.867% due 12/05/32 (Å)	260	272
7.748% due 02/02/21 (Þ)	1,800	1,805	Banc of America Alternative Loan Trust
VimpelCom Holdings BV			Series 2005-5 Class 2CB1
7.504% due 03/01/22 (Þ)	1,445	1,416	6.000% due 06/25/35	472	431
Vodafone Group PLC			Banc of America Commercial Mortgage
1.625% due 03/20/17	3,525	3,562	Trust
Series FRN			Series 2007-2 Class AM
0.620% due 02/19/16 (Ê)	2,800	2,804	5.792% due 04/10/49	1,490	1,648
Weatherford International, Ltd.			Banc of America Funding Corp.
5.125% due 09/15/20	3,623	4,006	Series 2006-3 Class 5A8
Willis Group Holdings PLC			5.500% due 03/25/36	2,134	2,026
4.125% due 03/15/16	1,935	2,032	Series 2006-G Class 2A3
Woori Bank			0.322% due 07/20/36 (Ê)	1,855	1,848
4.750% due 04/30/24 (Å)	4,290	4,274	Banc of America Funding Trust
		535,518	Series 2005-8 Class 1A1
Loan Agreements - 0.2%			5.500% due 01/25/36	3,091	3,073
HCA, Inc.			Series 2006-F Class 1A2
2.996% due 05/01/18 (Ê)	5,421	5,414	2.610% due 07/20/36 (Ê)	131	68
MacDermid, Inc. 1st Lien Term Loan			Series 2006-J Class 4A1
4.000% due 06/07/20 (Ê)	5,955	5,942	2.830% due 01/20/47 (Ê)	498	387

See accompanying notes which are an integral part of the financial statements.

276 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-2 Class TA1B			Bear Stearns ARM Trust
5.806% due 03/25/37	203	172	Series 2002-11 Class 1A2
Banc of America Merrill Lynch			2.667% due 02/25/33 (Ê)	6	6
Commercial Mortgage, Inc.			Series 2003-1 Class 6A1
Series 2005-1 Class A5			2.504% due 04/25/33 (Ê)	26	26
5.443% due 11/10/42	1,120	1,147	Series 2003-8 Class 4A1
Series 2006-4 Class A4			2.784% due 01/25/34 (Ê)	193	194
5.634% due 07/10/46	658	711	Series 2004-5 Class 2A
Series 2007-2 Class A4			3.056% due 07/25/34 (Ê)	952	956
5.782% due 04/10/49	4,700	5,186	Series 2004-9 Class 12A1
Series 2008-1 Class A4			2.859% due 11/25/34 (Ê)	4,059	4,069
6.418% due 02/10/51	1,617	1,838	Bear Stearns Commercial Mortgage
Banc of America Mortgage Securities,			Securities Trust
Inc.			Series 2005-PW10 Class A4
Series 2004-1 Class 5A1			5.405% due 12/11/40	936	979
6.500% due 09/25/33	16	16	Series 2005-PWR8 Class A4
Series 2004-11 Class 2A1			4.674% due 06/11/41	67	69
5.750% due 01/25/35	711	750	Series 2005-T20 Class A4A
Series 2004-F Class 1A1			5.288% due 10/12/42	780	820
2.623% due 07/25/34 (Ê)	403	407	Series 2006-PW11 Class A4
Series 2004-I Class 2A2			5.607% due 03/11/39	2,970	3,165
2.758% due 10/25/34 (Ê)	99	99	Series 2007-PW15 Class A4
Series 2005-H Class 2A5			5.331% due 02/11/44	97	105
2.759% due 09/25/35 (Ê)	2,409	2,184	Series 2007-PW16 Class A4
Banc of America Mortgage Trust			5.896% due 06/11/40	50	56
Series 2005-D Class 2A7			Series 2007-PW17 Class A4
2.765% due 05/25/35 (Ê)	1,951	1,793	5.694% due 06/11/50	325	363
Bayview Commercial Asset Trust			Bear Stearns Mortgage Backed
Series 2008-4 Class A2			Securities
2.652% due 07/25/38 (Ê)(Þ)	983	1,003	4.871% due 09/11/42	6,200	6,460
BB-UBS Trust			Bear Stearns Structured Products, Inc.
Series 2012-SHOW Class A			Series 2007-R6 Class 1A1
3.430% due 11/05/36 (Þ)	475	459	1.885% due 01/26/36 (Ê)	1,705	1,368
Bcap LLC			Series 2007-R6 Class 2A1
Series 2011-R11 Class 15A1			2.874% due 12/26/46 (Ê)	1,499	1,041
2.640% due 10/26/33 (Ê)(Þ)	5,017	5,136	CD Mortgage Trust
Series 2011-R11 Class 20A5			Series 2007-CD5 Class A4
2.626% due 03/26/35 (Ê)(Þ)	1,971	2,011	5.886% due 11/15/44	657	736
Series 2011-RR4 Class 7A2			CGCMT Trust
12.882% due 04/26/37 (Þ)	2,656	771	Series 2009-RR1 Class MA4A
Bear Stearns Adjustable Rate Mortgage			5.485% due 03/17/51 (Þ)	400	438
Trust			Chase Mortgage Finance Trust
Series 2004-3 Class 1A1			Series 2007-A1 Class 11M1
2.909% due 07/25/34 (Ê)	476	462	2.517% due 03/25/37 (Ê)	709	655
Series 2004-10 Class 22A1			Series 2007-A1 Class 2A1
2.539% due 01/25/35 (Ê)	248	244	2.705% due 02/25/37 (Ê)	423	424
Series 2005-12 Class 13A1			Series 2007-A1 Class 7A1
5.372% due 02/25/36 (Ê)	281	263	2.642% due 02/25/37 (Ê)	168	169
Series 2007-3 Class 1A1			CHL Mortgage Pass-Through Trust
2.962% due 05/25/47 (Ê)	2,156	1,805	Series 2004-11 Class 2A1
Bear Stearns Alt-A Trust			2.260% due 07/25/34 (Ê)	2,904	2,869
Series 2005-4 Class 23A1			Series 2004-22 Class A3
2.533% due 05/25/35 (Ê)	1,170	1,142	2.498% due 11/25/34 (Ê)	1,113	1,047
Series 2005-7 Class 22A1
2.665% due 09/25/35 (Ê)	798	702

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 277

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-17 Class 1A6			Series 2005-GG3 Class A4
5.500% due 09/25/35	1,313	1,290	4.799% due 08/10/42	100	102
Series 2006-1 Class A2			Series 2006-GG7 Class A4
6.000% due 03/25/36	591	540	6.015% due 07/10/38	562	608
Series 2006-21 Class A8			Series 2007-GG11 Class A4
5.750% due 02/25/37	2,923	2,686	5.736% due 12/10/49	965	1,076
Series 2007-9 Class A11			Series 2007-GG11 Class AJ
5.750% due 07/25/37	1,109	1,035	6.261% due 12/10/49	2,642	2,710
Citicorp Mortgage Securities Trust			Series 2012-CCRE2 Class E
Series 2006-3 Class 1A4			5.020% due 08/15/45 (Þ)	150	147
6.000% due 06/25/36	4,048	4,207	Series 2012-CR4 Class A3
Citigroup Commercial Mortgage Trust			2.853% due 10/15/45	763	738
Series 2004-C1 Class E			Series 2013-CR9 Class A3
5.626% due 04/15/40	1,111	1,110	4.022% due 07/10/45	320	335
Series 2008-C7 Class A4			Series 2014-CR14 Class A3
6.341% due 12/10/49	1,100	1,237	3.955% due 02/10/47	455	472
Series 2013-GC15 Class D			Countrywide Alternative Loan Trust
5.277% due 09/10/46 (Þ)	215	203	Series 2006-36T2 Class 1A9
Citigroup Mortgage Loan Trust, Inc.			1.052% due 12/25/36 (Ê)	1,595	1,069
Series 2005-11 Class A2A			Series 2006-45T1 Class 2A2
2.530% due 10/25/35 (Ê)	139	138	6.000% due 02/25/37	1,529	1,264
Series 2006-AR7 Class 1A4A			Countrywide Home Loan Mortgage Pass
2.708% due 11/25/36 (Ê)	3,562	2,854	Through Trust
Series 2007-6 Class 1A4A			Series 2005-HYB9 Class 3A2A
2.890% due 03/25/37 (Ê)	1,614	1,132	2.417% due 02/20/36 (Ê)	213	198
Series 2007-10 Class 2A3A			Series 2007-4 Class 1A10
5.365% due 09/25/37 (Ê)	887	752	6.000% due 05/25/37	6,683	5,773
Series 2007-10 Class 2A4A			Countrywide Home Loans, Inc.
5.946% due 09/25/37 (Ê)	154	137	6.250% due 09/25/36	3,693	3,397
Series 2007-AR8 Class 2A1A			Credit Suisse Commercial Mortgage
2.755% due 07/25/37 (Ê)	1,710	1,435	Trust
Series 2008-RR1 Class A1A1			Series 2007-C1 Class A3
0.222% due 01/25/37 (Ê)(Þ)	143	89	5.383% due 02/15/40	5,069	5,535
Citigroup/Deutsche Bank Commercial			Credit Suisse First Boston Mortgage
Mortgage Trust			Securities Corp.
Series 2007-CD4 Class A4			Series 2003-C5 Class D
5.322% due 12/11/49	340	372	5.116% due 12/15/36	1,453	1,457
Commercial Mortgage Asset Trust			Series 2004-C5 Class B
Series 1999-C1 Class D			4.929% due 11/15/37	3,730	3,783
7.306% due 01/17/32	161	161	Series 2005-9 Class 2A1
Commercial Mortgage Loan Trust			5.500% due 10/25/35	3,094	3,022
Series 2008-LS1 Class A4B			Series 2005-C2 Class A3
6.213% due 12/10/49	1,045	1,157	4.691% due 04/15/37	1,708	1,725
Commercial Mortgage Pass Through			Series 2005-C2 Class AMFX
Certificates			4.877% due 04/15/37	1,145	1,162
Series 2007-FL14 Class AJ			Credit Suisse Mortgage Capital
0.332% due 06/15/22 (Ê)(Þ)	2,572	2,550	Certificates
Series 2010-RR1 Class GEA			Series 2006-TF2A Class D
5.543% due 12/11/49 (Þ)	7,300	7,862	0.452% due 10/15/21 (Ê)(Þ)	724	710
Series 2013-CR9 Class A4			Series 2007-2 Class 3A4
4.379% due 07/10/45	760	812	5.500% due 03/25/37	3,686	3,554
Commercial Mortgage Trust			Series 2009-8R Class 5A1
Series 2001-J2A Class E			5.532% due 05/26/37 (Ê)(Þ)	108	113
7.160% due 07/16/34 (Þ)	2,100	2,383	DBCCRE Mortgage Trust

See accompanying notes which are an integral part of the financial statements.

278 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-ARCP Class C			5.500% due 2026	281	312
5.099% due 01/10/34 (Þ)	2,495	2,597	6.000% due 2026	254	284
DBRR Trust			9.000% due 2026	7	8
Series 2011-LC2 Class A4A			2.870% due 2027	1,300	1,217
4.537% due 07/12/44 (Þ)	3,265	3,565	3.000% due 2027	3,019	3,119
Deutsche Alt-A Securities Mortgage			3.500% due 2027	4,118	4,343
Loan Trust			4.500% due 2027	5,181	5,551
Series 2007-OA1 Class A1			5.500% due 2027	95	105
0.302% due 02/25/47 (Ê)	5,066	3,636	6.000% due 2027	851	954
Series 2007-OA4 Class 1A1A			7.000% due 2028	65	76
0.342% due 08/25/47 (Ê)	4,838	4,007	4.500% due 2029	2,150	2,306
			6.500% due 2029	62	70
Series 2007-OA5 Class A1A			7.000% due 2029	510	588
0.352% due 08/25/47 (Ê)	3,257	2,887	7.500% due 2029	8	9
DSLA Mortgage Loan Trust			8.500% due 2029	2	2
Series 2007-AR1 Class 2A1A			4.500% due 2030	121	131
0.292% due 04/19/47 (Ê)	7,615	6,379	5.000% due 2030	303	335
Extended Stay America Trust			6.500% due 2030	81	91
Series 2013-ESH7 Class A27			7.000% due 2030	191	216
2.958% due 12/05/31 (Þ)	4,185	4,182	8.000% due 2030	76	91
Fannie Mae			8.500% due 2030	78	88
6.000% due 2016	30	31	9.500% due 2030	33	38
8.000% due 2016	1	1	4.000% due 2031	2,552	2,716
6.000% due 2017	45	47	6.500% due 2031	137	154
10.000% due 2018	5	6	7.000% due 2031	345	392
4.000% due 2019	157	167	7.500% due 2031	27	30
5.000% due 2019	299	319	8.500% due 2031	151	168
3.500% due 2020	522	552	3.500% due 2032	10,229	10,644
3.763% due 2020	6,320	6,768	6.500% due 2032	175	197
4.000% due 2020	7	7	7.000% due 2032	890	1,012
4.250% due 2020	7,305	7,933	7.500% due 2032	22	25
4.338% due 2020	6,139	6,767	8.500% due 2032	16	19
4.771% due 2020	2,517	2,827	2.277% due 2033(Ê)	148	155
3.000% due 2021	247	258	2.340% due 2033(Ê)	166	175
3.400% due 2021	17,700	18,353	3.000% due 2033	14,224	14,325
3.500% due 2021	434	459	3.500% due 2033	6,075	6,301
3.890% due 2021	1,900	2,034	4.500% due 2033	83	90
5.500% due 2021	163	177	5.500% due 2033	6	6
2.310% due 2022	100	97	6.000% due 2033	109	122
3.000% due 2022	278	290	6.500% due 2033	176	198
3.156% due 2022	492	509	7.000% due 2033	442	498
5.000% due 2022	1,903	2,050	2.334% due 2034(Ê)	342	364
5.500% due 2022	1,078	1,173	2.386% due 2034(Ê)	628	666
2.460% due 2023	7,571	7,322	2.427% due 2034(Ê)	111	117
2.703% due 2023	7,095	6,969	5.000% due 2034	382	420
4.500% due 2023	91	98	5.500% due 2034	2,696	2,998
5.500% due 2023	1,401	1,524	6.500% due 2034	363	410
4.000% due 2024	103	110	7.000% due 2034	43	47
5.500% due 2024	922	1,005	2.091% due 2035(Ê)	333	354
7.500% due 2024	2	2	2.141% due 2035(Ê)	269	285
10.000% due 2024	4	4	2.168% due 2035(Ê)	620	648
2.340% due 2025(Ê)	9	9	2.277% due 2035(Ê)	683	733
4.000% due 2025	4,029	4,286	2.289% due 2035(Ê)	497	531
4.500% due 2025	75	81	2.359% due 2035(Ê)	1,077	1,153
5.500% due 2025	3,001	3,210	2.375% due 2035(Ê)	711	760
2.281% due 2026(Ê)	132	141	2.467% due 2035(Ê)	1,134	1,217
3.500% due 2026	2,801	2,951	5.000% due 2035	1,682	1,849
4.000% due 2026	9,110	9,691	5.120% due 2035(Ê)	76	82

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 279

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.500% due 2035	1,049	1,168	Series 1997-281 Class 2
6.000% due 2035	1,065	1,201	Interest Only STRIP
7.000% due 2035	36	40	9.000% due 11/01/26 (Å)	24	5
7.500% due 2035	376	427	Series 2000-306 Class IO
2.416% due 2036(Ê)	7	8	Interest Only STRIP
4.000% due 2036	82	86	8.000% due 05/01/30 (Å)	24	4
5.000% due 2036	16	17	Series 2001-317 Class 2
5.500% due 2036	2,325	2,550	Interest Only STRIP
6.000% due 2036	1,971	2,204	8.000% due 12/01/31 (Å)	36	8
6.500% due 2036	57	64	Series 2002-320 Class 2
7.000% due 2036	90	98	Interest Only STRIP
4.000% due 2037	95	99	7.000% due 04/01/32 (Å)	11	3
5.000% due 2037	82	90
5.500% due 2037	4,356	4,801	Series 2003-339 Class 23
6.000% due 2037	4,199	4,700	Interest Only STRIP
6.500% due 2037	408	460	5.000% due 07/01/18	518	33
4.500% due 2038	1,252	1,343	Series 2003-343 Class 6
5.000% due 2038	655	721	Interest Only STRIP
5.500% due 2038	4,028	4,472	5.000% due 10/01/33	713	127
6.000% due 2038	4,530	5,073	Series 2003-345 Class 18
6.500% due 2038	399	450	Interest Only STRIP
4.500% due 2039	8,262	8,883	4.500% due 12/01/18	1,313	87
5.000% due 2039	1,998	2,196	Series 2003-345 Class 19
6.000% due 2039	7,510	8,416	Interest Only STRIP
6.500% due 2039	206	232	4.500% due 01/01/19	1,433	95
1.529% due 2040(Ê)	137	144	Series 2005-365 Class 12
4.000% due 2040	205	215	Interest Only STRIP
4.500% due 2040	14,716	15,816	5.500% due 12/01/35	2,712	522
5.500% due 2040	94	104	Series 2006-369 Class 8
6.000% due 2040	17,556	19,611	Interest Only STRIP
4.000% due 2041	20,442	21,457	5.500% due 04/01/36	392	73
4.500% due 2041	26,788	28,778
5.000% due 2041	25,633	28,253	Fannie Mae Grantor Trust
5.500% due 2041	1,537	1,696	Series 1999-T2 Class A1
6.000% due 2041	2,652	2,966	7.500% due 01/19/39	39	43
2.753% due 2042(Ê)	73	76	Series 2001-T4 Class A1
4.000% due 2042	1,699	1,781	7.500% due 07/25/41	1,676	1,995
4.500% due 2042	1,698	1,822	Series 2001-T8 Class A2
1.329% due 2043(Ê)	90	92	9.500% due 07/25/41	108	133
3.500% due 2043	12,398	12,479	Series 2001-T10 Class A2
4.500% due 2043	4,977	5,349	7.500% due 12/25/41	2,519	2,909
15 Year TBA(Ï)			Series 2002-T19 Class A1
2.000%	2,925	2,866	6.500% due 07/25/42	340	388
2.500%	43,005	43,240	Series 2004-T1 Class 1A2
3.000%	12,175	12,556	6.500% due 01/25/44	18	20
3.500%	16,490	17,338	Fannie Mae REMICS
5.000%	38,550	42,272	Series 1996-46 Class ZA
5.500%	42,280	46,746	7.500% due 11/25/26	102	117
30 Year TBA(Ï)			Series 1997-68 Class SC
2.500%	1,900	1,772	Interest Only STRIP
			8.348% due 05/18/27 (Ê)	32	9
3.000%	103,265	100,619	Series 1999-56 Class Z
3.500%	97,270	98,721	7.000% due 12/18/29	367	416
4.000%	210,575	224,175	Series 2001-4 Class SA
5.500%	(35,870)	(40,073)	Interest Only STRIP
			7.399% due 02/17/31 (Ê)	27	2

See accompanying notes which are an integral part of the financial statements.
280 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2002-57 Class PG			Series 2003-W4 Class 4A
5.500% due 09/25/17	986	1,042	7.065% due 10/25/42	29	33
Series 2003-25 Class IK			Series 2003-W17 Class 1A6
Interest Only STRIP			5.310% due 08/25/33	635	642
7.000% due 04/25/33 (Å)	98	18	Series 2004-W2 Class 2A2
Series 2003-32 Class FH			7.000% due 02/25/44	2,382	2,758
0.552% due 11/25/22 (Ê)	42	42	Series 2004-W9 Class 2A1
Series 2003-32 Class UI			6.500% due 02/25/44	159	181
Interest Only STRIP			Series 2004-W11 Class 1A2
6.000% due 05/25/33 (Å)	79	14	6.500% due 05/25/44	337	390
Series 2003-33 Class IA			Fannie Mae-Aces
Interest Only STRIP			Series 2006-M2 Class A2F
6.500% due 05/25/33 (Å)	504	106	5.259% due 05/25/20	1,622	1,803
Series 2003-35 Class FY			Series 2012-M12 Class 1A
0.552% due 05/25/18 (Ê)	810	813	2.935% due 08/25/22	6,888	6,863
Series 2003-35 Class IU			Series 2012-M15 Class A
Interest Only STRIP			2.744% due 10/25/22	7,166	7,006
6.000% due 05/25/33 (Å)	104	22	FDIC Guaranteed Notes Trust
Series 2003-35 Class UI			Series 2010-S1 Class 1A
Interest Only STRIP			0.703% due 02/25/48 (Ê)(Þ)	1,145	1,146
6.500% due 05/25/33 (Å)	108	22	FDIC Trust
Series 2003-64 Class JI			Series 2010-R1 Class A
Interest Only STRIP			2.184% due 05/25/50 (Þ)	1,342	1,351
6.000% due 07/25/33 (Å)	70	15	Series 2011-R1 Class A
Series 2004-70 Class EB			2.672% due 07/25/26 (Þ)	5,467	5,633
5.000% due 10/25/24	1,171	1,275	Federal Home Loan Mortgage Corp.
Series 2005-110 Class MB			Multifamily Structured Pass Through
5.500% due 09/25/35	459	499	Certificates
Series 2005-117 Class LC			Series 2011-K014 Class X1
5.500% due 11/25/35	3,423	3,699	Interest Only STRIP
Series 2006-5 Class 3A2			1.428% due 04/25/21	17,227	1,239
2.281% due 05/25/35 (Ê)	150	154	Series 2011-K702 Class X1
Series 2006-22 Class CE			Interest Only STRIP
4.500% due 08/25/23	1,147	1,239	1.702% due 02/25/18	60,868	3,130
Series 2006-118 Class A1			Series 2012-K020 Class A2
0.212% due 12/25/36 (Ê)	88	86	2.373% due 05/25/22	8,340	8,041
Series 2007-73 Class A1			Series 2012-K020 Class X1
0.212% due 07/25/37 (Ê)	885	865	Interest Only STRIP
Series 2009-39 Class LB			1.607% due 05/25/22	28,247	2,629
4.500% due 06/25/29	1,559	1,665	Series 2012-K501 Class X1A
			Interest Only STRIP
Series 2009-70 Class PS			1.863% due 08/25/16	40,853	1,063
Interest Only STRIP
6.598% due 01/25/37 (Ê)	18,694	2,920	Series 2013-K024 Class X1
			Interest Only STRIP
Series 2009-71 Class MB			1.022% due 09/25/22	26,887	1,583
4.500% due 09/25/24	1,854	1,994
			Series 2013-K030 Class A2
Series 2009-96 Class DB			3.250% due 04/25/23	6,890	6,997
4.000% due 11/25/29	5,779	6,119
			Series 2013-K032 Class A2
Series 2010-95 Class S			3.310% due 05/25/23	6,890	7,012
Interest Only STRIP
6.448% due 09/25/40 (Ê)	15,351	2,455	Series 2013-K033 Class A2
Fannie Mae Whole Loan			3.060% due 07/25/23	5,170	5,157
Series 2003-W1 Class 2A			Series 2013-K034 Class A2
6.668% due 12/25/42	72	85	3.531% due 07/25/23	7,570	7,829
			Federal Home Loan Mortgage Corp.
			Structured Pass Through Securities

See accompanying notes which are an integral part of the financial statements.

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Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2002-42 Class A6			6.000% due 2035	135	152
9.500% due 02/25/42	57	71	4.000% due 2036	181	190
Series 2003-56 Class A5			6.000% due 2036	39	43
5.231% due 05/25/43	2,141	2,308	5.500% due 2038	21,828	24,497
Series 2003-58 Class 2A			6.000% due 2038	3,890	4,364
6.500% due 09/25/43	190	215	6.500% due 2038	154	173
Series 2005-63 Class 1A1			4.500% due 2039	9,637	10,468
1.329% due 02/25/45 (Ê)	77	78	5.500% due 2039	2,331	2,571
			4.000% due 2040	11,829	12,452
First Horizon Alternative Mortgage			4.500% due 2040	5,836	6,341
Securities Trust			5.500% due 2040	4,126	4,539
Series 2004-AA6 Class A1			4.000% due 2041	13,175	13,821
2.241% due 01/25/35 (Ê)	527	527	3.000% due 2042	3,796	3,700
First Horizon Asset Securities, Inc.			15 Year TBA(Ï)
Series 2005-AR3 Class 2A1			2.500%	7,650	7,697
2.613% due 08/25/35 (Ê)	434	408
Series 2005-AR4 Class 2A1			3.000%	8,450	8,704
2.583% due 10/25/35 (Ê)	1,938	1,703	30 Year TBA(Ï)
First Union National Bank-Bank of			3.000%	15,300	14,894
America NA Commercial Mortgage			3.500%	15,125	15,344
Trust			4.000%	13,125	13,733
Series 2001-C1 Class IO1			4.500%	12,200	13,102
Interest Only STRIP			5.000%	5,750	6,266
1.956% due 03/15/33 (Þ)	4,318	37	6.000%	6,800	7,577
Freddie Mac			Freddie Mac Mortgage Trust
11.000% due 2015	1	1	Series 2010-K7 Class B
6.000% due 2016	9	9	5.435% due 04/25/20 (Þ)	5,700	6,361
8.500% due 2017	7	7
10.500% due 2017	1	1	Freddie Mac Reference REMIC
			Series 2006-R006 Class ZA
8.000% due 2020	25	27	6.000% due 04/15/36	3,102	3,380
10.000% due 2020	7	8
11.000% due 2020	5	5	Freddie Mac REMICS
10.500% due 2021	7	7	Series 1991-1037 Class Z
8.500% due 2025	10	12	9.000% due 02/15/21	11	12
4.000% due 2026	2,506	2,665	Series 1994-1730 Class Z
2.482% due 2027(Ê)	11	11	7.000% due 05/15/24	120	137
3.500% due 2027	4,700	4,943	Series 1999-2129 Class SG
7.000% due 2027	57	64	Interest Only STRIP
8.500% due 2027	72	86	6.849% due 06/17/27 (Ê)	629	136
2.324% due 2028(Ê)	10	10	Series 2000-2247 Class SC
2.482% due 2028(Ê)	7	7	Interest Only STRIP
2.533% due 2030(Ê)	16	17	7.348% due 08/15/30 (Ê)	18	4
7.500% due 2030	52	58	Series 2000-2266 Class F
8.500% due 2030	29	34	0.602% due 11/15/30 (Ê)	24	24
6.500% due 2031	189	216	Series 2002-2463 Class SJ
8.000% due 2031	5	5	Interest Only STRIP
7.000% due 2032	63	73	7.848% due 03/15/32 (Ê)	61	15
2.362% due 2033(Ê)	197	211
6.000% due 2033	18	20	Series 2003-2610 Class UI
2.504% due 2034(Ê)	400	427	Interest Only STRIP
2.618% due 2034(Ê)	768	822	6.500% due 05/15/33 (Å)	16	3
5.500% due 2034	223	247	Series 2003-2621 Class QH
6.000% due 2034	26	30	5.000% due 05/15/33	1,100	1,179
2.268% due 2035(Ê)	858	919	Series 2003-2624 Class QH
2.398% due 2035(Ê)	901	959	5.000% due 06/15/33	1,034	1,107
5.000% due 2035	91	101	Series 2003-2649 Class IM
5.159% due 2035(Ê)	57	61	Interest Only STRIP
5.500% due 2035	355	394	7.000% due 07/15/33 (Å)	126	24

See accompanying notes which are an integral part of the financial statements.

282 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-2697 Class LG			8.000% due 2030	106	121
4.500% due 10/15/23	555	597	7.500% due 2031	16	16
Series 2003-2725 Class TA			5.000% due 2032	18	20
4.500% due 12/15/33	1,300	1,398	7.500% due 2032	7	9
Series 2006-3123 Class HT			5.000% due 2033	29	32
5.000% due 03/15/26	2,417	2,600	5.000% due 2034	8	9
Series 2006-3149 Class LF			5.500% due 2034	31	35
0.452% due 05/15/36 (Ê)	234	234	5.500% due 2035	5,408	6,074
			5.000% due 2036	11	12
Series 2006-3150 Class EQ			5.500% due 2036	54	59
5.000% due 05/15/26	1,525	1,676	5.500% due 2037	101	112
Series 2007-3335 Class BF			5.000% due 2038	2,417	2,658
0.302% due 07/15/19 (Ê)	428	429	5.500% due 2038	78	87
Series 2007-3335 Class FT			4.500% due 2039	15,881	17,452
0.302% due 08/15/19 (Ê)	1,152	1,152	5.000% due 2039	15,988	17,613
Series 2007-3345 Class FP			4.500% due 2040	14,870	16,187
0.352% due 11/15/36 (Ê)	942	943	5.000% due 2040	2,349	2,587
Series 2007-3345 Class PF			4.500% due 2041	5,747	6,254
0.332% due 05/15/36 (Ê)	1,008	1,009	5.000% due 2041	726	803
Series 2009-3558 Class G			4.500% due 2042	510	555
4.000% due 08/15/24	150	158	3.000% due 2043	9,610	9,571
Series 2010-3704 Class DC			30 Year TBA(Ï)
4.000% due 11/15/36	1,573	1,677	4.000%	13,650	14,410
Series 2011-3927 Class PC			6.000%	20,125	22,531
4.500% due 09/15/41	6,800	7,354	Ginnie Mae II
Series 2011-3963 Class JB			1.625% due 2023(Ê)	246	256
4.500% due 11/15/41	3,500	3,785	1.625% due 2024(Ê)	166	173
			2.000% due 2024(Ê)	59	61
Freddie Mac Strips			1.625% due 2026(Ê)	53	55
Series 1998-191 Class IO			8.500% due 2026	16	19
Interest Only STRIP			1.625% due 2027(Ê)	154	160
8.000% due 01/01/28 (Å)	22	5	1.625% due 2029(Ê)	117	121
Series 1998-194 Class IO			1.625% due 2030(Ê)	42	44
Interest Only STRIP			3.500% due 2040(Ê)	10,564	11,143
6.500% due 04/01/28 (Å)	64	10	4.000% due 2040(Ê)	4,043	4,264
Series 2001-212 Class IO			5.390% due 2059	3,714	4,003
Interest Only STRIP			4.502% due 2061	2,901	3,190
6.000% due 05/01/31 (Å)	64	17	4.700% due 2061	13,634	14,965
Series 2001-215 Class IO			4.810% due 2061	8,013	8,757
Interest Only STRIP			4.564% due 2062	6,034	6,654
8.000% due 06/15/31 (Å)	60	12	4.845% due 2062	1,637	1,797
GE Capital Commercial Mortgage Corp.			5.065% due 2062	2,780	3,054
Series 2005-C3 Class F			4.652% due 2063	1,110	1,233
5.328% due 07/10/45 (Å)	2,591	2,637	4.661% due 2063	435	483
Series 2005-C4 Class A4			30 Year TBA(Ï)
5.489% due 11/10/45	360	380	3.000%	16,525	16,429
Ginnie Mae I			3.500%	1,275	1,312
10.500% due 2015	9	10	4.000%	46,290	48,981
11.000% due 2015	—	—	4.500%	34,850	37,774
7.000% due 2016	1	1	GMAC Commercial Mortgage Securities,
10.500% due 2016	3	3	Inc.
11.000% due 2020	5	5	Series 2004-C3 Class A4
10.500% due 2021	11	12	4.547% due 12/10/41	675	676
10.000% due 2022	20	23	Series 2006-C1 Class A4
7.500% due 2024	9	10	5.238% due 11/10/45	369	385
10.000% due 2025	23	27
3.000% due 2027	6,228	6,485	GMAC Mortgage Corp. Loan Trust

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 283

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-AR2 Class 4A			Series 2012-147 Class AE
4.607% due 05/25/35 (Ê)	2,339	2,232	1.750% due 07/16/47	1,509	1,433
Government National Mortgage			Series 2012-H11 Class CI
Association			Interest Only STRIP
Series 1998-23 Class ZA			2.905% due 04/20/62	21,570	2,049
6.500% due 09/20/28	649	730	Series 2012-H23 Class FI
Series 1999-27 Class SE			Interest Only STRIP
Interest Only STRIP			0.786% due 10/20/62	22,225	670
8.448% due 08/16/29 (Ê)	86	24	Series 2013-H03 Class HI
Series 1999-44 Class SA			Interest Only STRIP
Interest Only STRIP			2.584% due 12/20/62	14,816	1,736
8.398% due 12/16/29 (Ê)	103	20	Series 2013-H06 Class HI
Series 2001-46 Class SA			Interest Only STRIP
Interest Only STRIP			2.939% due 01/20/63	32,385	3,676
7.428% due 09/16/31 (Ê)	11	2	Series 2013-H07 Class JL
Series 2002-27 Class SA			Interest Only STRIP
Interest Only STRIP			2.625% due 03/20/63	33,734	4,112
7.848% due 05/16/32 (Ê)	19	5	GreenPoint Mortgage Funding Trust
Series 2010-14 Class A			Series 2005-AR5 Class 1A1
4.500% due 06/16/39	1,137	1,223	0.422% due 11/25/45 (Ê)	167	129
Series 2010-74 Class IO			Greenpoint Mortgage Pass-Through
Interest Only STRIP			Certificates
0.456% due 03/16/50	27,142	741	Series 2003-1 Class A1
Series 2010-124 Class C			2.793% due 10/25/33 (Ê)	545	548
3.392% due 03/16/45	1,875	1,942	GS Mortgage Securities Corp. II
Series 2010-H04 Class BI			Series 2011-GC5 Class A4
Interest Only STRIP			3.707% due 08/10/44	7,580	7,890
1.386% due 04/20/60	14,470	831	Series 2012-BWTR Class A
Series 2010-H12 Class PT			2.954% due 11/05/34 (Þ)	335	322
5.470% due 11/20/59	5,680	6,062	GS Mortgage Securities Trust
Series 2010-H22 Class JI			3.680% due 04/10/47	705	729
Interest Only STRIP			4.866% due 04/10/47	460	425
2.500% due 11/20/60	23,403	2,345	Series 2012-GCJ7 Class A4
Series 2011-67 Class B			3.377% due 05/10/45	285	290
3.863% due 10/16/47	2,665	2,791	GSMPS Mortgage Loan Trust
Series 2011-H02 Class BI			Series 1998-1 Class A
Interest Only STRIP			8.000% due 09/19/27 (Þ)	73	74
0.409% due 02/20/61	20,308	339	Series 1998-3 Class A
Series 2012-70 Class IO			7.750% due 09/19/27 (Þ)	60	63
Interest Only STRIP			Series 1999-3 Class A
0.964% due 08/16/52	51,402	3,306	8.000% due 08/19/29 (Þ)	184	183
Series 2012-78 Class IO			Series 2005-RP1 Class 1A4
Interest Only STRIP			8.500% due 01/25/35 (Þ)	584	631
1.061% due 06/16/52	42,801	3,143	Series 2006-RP1 Class 1A2
Series 2012-95 Class IO			7.500% due 01/25/36 (Þ)	1,182	1,194
Interest Only STRIP			Series 2006-RP1 Class 1A3
1.041% due 02/16/53	11,380	936	8.000% due 01/25/36 (Þ)	1,278	1,332
Series 2012-99 Class CI			GSR Mortgage Loan Trust
Interest Only STRIP			Series 2004-7 Class 1A1
1.043% due 10/16/49	21,915	1,653	2.451% due 06/25/34 (Ê)	199	200
Series 2012-100 Class IO			Series 2005-AR7 Class 6A1
Interest Only STRIP			5.013% due 11/25/35 (Ê)	788	780
0.826% due 08/16/52	36,885	2,427	Series 2006-2F Class 2A17
Series 2012-115 Class A			5.750% due 02/25/36	2,387	2,259
2.131% due 04/16/45	1,551	1,505

See accompanying notes which are an integral part of the financial statements.
284 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-3F Class 2A3			Series 2007-LDPX Class A3
5.750% due 03/25/36	1,596	1,493	5.420% due 01/15/49	200	219
HarborView Mortgage Loan Trust			Series 2008-C2 Class A4FL
Series 2005-2 Class 2A1A			1.653% due 02/12/51 (Ê)	1,418	1,392
0.372% due 05/19/35 (Ê)	123	107	Series 2009-IWST Class C
Series 2005-4 Class 3A1			7.694% due 12/05/27 (Þ)	2,020	2,416
2.712% due 07/19/35 (Ê)	2,591	2,250	Series 2011-C5 Class D
Hilton USA Trust			5.502% due 08/15/46 (Þ)	285	296
Series 2013-HLF Class DFL			Series 2012-C8 Class A3
2.903% due 11/05/30 (Ê)(Þ)	210	210	2.829% due 10/15/45	1,525	1,482
Series 2013-HLT Class AFX			Series 2012-C8 Class E
2.662% due 11/05/30 (Þ)	455	459	4.823% due 10/15/45 (Þ)	295	286
Series 2013-HLT Class CFX			Series 2012-WLDN Class A
3.714% due 11/05/30 (Þ)	105	106	3.905% due 05/05/30 (Þ)	475	483
IndyMac INDA Mortgage Loan Trust			Series 2013-C15 Class A4
Series 2007-AR1 Class 1A1			4.096% due 11/15/45	3,855	4,053
2.821% due 03/25/37 (Ê)	2,518	2,283	Series 2014-C19
IndyMac INDX Mortgage Loan Trust			3.045% due 04/15/47	1,970	2,036
Series 2004-AR11 Class 2A			Series 2014-FBLU Class C
2.499% due 12/25/34 (Ê)	71	66	2.153% due 12/15/28 (Ê)(Þ)	2,435	2,443
Series 2005-AR25 Class 1A21			JPMorgan Mortgage Trust
4.988% due 12/25/35 (Ê)	642	535	Series 2005-A1 Class 6T1
Series 2005-AR31 Class 1A1			3.252% due 02/25/35 (Ê)	113	113
2.344% due 01/25/36 (Ê)	766	611	Series 2005-A4 Class 1A1
Series 2006-AR4 Class A1A			5.215% due 07/25/35 (Ê)	684	700
0.364% due 05/25/46 (Ê)	4,449	3,788	Series 2005-A8 Class 1A1
Series 2006-AR6 Class 2A1A			5.074% due 11/25/35 (Ê)	1,636	1,569
0.352% due 06/25/47 (Ê)	8,227	6,292	Series 2005-S3 Class 1A2
Series 2006-AR8 Class A3A			5.750% due 01/25/36	108	100
0.382% due 07/25/46 (Ê)	8,157	6,488	Series 2006-A2 Class 2A1
Series 2006-FLX1 Class A1			2.531% due 04/25/36 (Ê)	129	117
0.362% due 11/25/36 (Ê)	1,286	1,106	Series 2006-A6 Class 1A2
JPMorgan Alternative Loan Trust			2.568% due 10/25/36 (Ê)	817	685
Series 2006-A2 Class 3A1			Series 2006-A7 Class 3A2
2.482% due 05/25/36 (Ê)	4,214	3,293	2.566% due 01/25/37 (Ê)	4,060	3,502
JPMorgan Chase Commercial Mortgage			Series 2007-A1 Class 5A2
Series 2004-LN2 Class B			2.663% due 07/25/35 (Ê)	182	182
5.362% due 07/15/41	1,550	1,567
JPMorgan Chase Commercial Mortgage			Series 2007-A1 Class B1
Securities Corp.			2.681% due 07/25/35 (Ê)	83	17
Series 2005-CB13 Class A4			Series 2007-A4 Class 3A3
5.420% due 01/12/43	686	724	5.150% due 06/25/37 (Ê)	1,740	1,570
JPMorgan Chase Commercial Mortgage			Series 2007-S3 Class 1A74
Securities Trust			6.000% due 08/25/37	1,467	1,301
5.464% due 01/15/49	1,045	1,096	Series 2007-S3 Class 1A8
Series 2003-C1 Class D			6.000% due 08/25/37	5,784	5,127
5.192% due 01/12/37	1,582	1,584	Series 2007-S3 Class 1A96
Series 2004-A2 Class 3A1			6.000% due 08/25/37	111	98
2.487% due 05/25/34 (Ê)	573	568	Series 2007-S3 Class 1A97
Series 2006-LDP8 Class A4			6.000% due 08/25/37	230	204
5.399% due 05/15/45	3,857	4,166	LB-Commercial Mortgage Trust
Series 2007-CB19 Class A4			Series 2007-C3 Class AJ
5.895% due 02/12/49	635	703	6.080% due 07/15/44	2,440	2,506
			LB-UBS Commercial Mortgage Trust

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 285

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-C4 Class A4			Series 2008-C1 Class A4
6.031% due 06/15/38	515	560	5.690% due 02/12/51	4,769	5,343
Series 2006-C7 Class A3			MLCC Mortgage Investors, Inc.
5.347% due 11/15/38	1,850	2,024	Series 2005-3 Class 5A
Series 2007-C1 Class AJ			0.402% due 11/25/35 (Ê)	750	721
5.484% due 02/15/40	3,840	3,992	ML-CFC Commercial Mortgage Trust
Series 2007-C1 Class AM			Series 2007-5 Class A4
5.455% due 02/15/40	2,570	2,828	5.378% due 08/12/48	701	758
Series 2007-C2 Class A3			Series 2007-6 Class A4
5.430% due 02/15/40	1,021	1,124	5.485% due 03/12/51	900	989
Series 2007-C6 Class A4			Morgan Stanley Bank of America Merrill
5.858% due 07/15/40	1,002	1,076	Lynch Trust
Series 2007-C7 Class A3			Series 2013-C7 Class AS
5.866% due 09/15/45	536	606	3.214% due 02/15/46	2,285	2,208
Series 2007-C7 Class AJ			Morgan Stanley Capital I Trust
6.456% due 09/15/45	4,830	5,079	3.476% due 06/15/44	5,000	5,236
Lehman XS Trust			Series 2005-HQ6 Class A4A
Series 2005-9N Class 1A1			4.989% due 08/13/42	1,185	1,225
0.422% due 02/25/36 (Ê)	2,719	2,311	Series 2005-HQ6 Class D
Mastr Adjustable Rate Mortgages Trust			5.202% due 08/13/42	685	700
Series 2004-10 Class 2A2			Series 2005-T17 Class A5
3.087% due 10/25/34 (Ê)	6	3	4.780% due 12/13/41	5,948	6,037
Series 2005-1 Class B1			Series 2006-IQ11 Class A4
3.367% due 03/25/35 (Ê)	822	80	5.827% due 10/15/42	353	374
Series 2006-2 Class 4A1			Series 2006-T23 Class A4
2.626% due 02/25/36 (Ê)	1,042	1,015	5.985% due 08/12/41	6,678	7,290
Series 2007-HF2 Class A1			Series 2007-HQ12 Class A2
0.462% due 09/25/37 (Ê)	4,634	4,216	5.777% due 04/12/49	664	683
Mastr Reperforming Loan Trust			Series 2007-IQ16 Class AM
Series 2005-1 Class 1A3			6.297% due 12/12/49	6,907	7,779
7.000% due 08/25/34 (Þ)	443	457	Series 2007-T27 Class A4
Series 2005-2 Class 1A4			5.832% due 06/11/42	45	50
8.000% due 05/25/35 (Þ)	918	886	Series 2008-T29 Class AM
Merrill Lynch Floating Trust			6.459% due 01/11/43	4,950	5,704
Series 2008-LAQA Class A1			Series 2011-C3 Class A4
0.690% due 07/09/21 (Ê)(Þ)	2,742	2,740	4.118% due 07/15/49	1,105	1,179
Merrill Lynch Mortgage Investors Trust			Morgan Stanley Capital I, Inc.
Series 2005-2 Class 3A			Series 2005-HQ7 Class A4
1.152% due 10/25/35 (Ê)	173	163	5.376% due 11/14/42	246	258
Merrill Lynch Mortgage Investors, Inc.			Series 2007-IQ14 Class A4
Series 2005-A10 Class A			5.692% due 04/15/49	225	249
0.362% due 02/25/36 (Ê)	451	409	Series 2007-IQ16 Class A4
Merrill Lynch Mortgage Trust			5.809% due 12/12/49	539	600
Series 2004-KEY2 Class A4			Morgan Stanley Dean Witter Capital I
4.864% due 08/12/39	1,408	1,418	Trust
Series 2005-CIP1 Class A2			Series 2001-TOP3 Class C
4.960% due 07/12/38	8	8	6.790% due 07/15/33	396	402
Series 2005-CIP1 Class A4			Morgan Stanley Reremic Trust
5.047% due 07/12/38	45	47	Series 2009-GG10 Class A4A
Series 2005-CIP1 Class AM			5.997% due 08/12/45 (Þ)	853	945
5.107% due 07/12/38	4,620	4,847	Mortgage Pass Through Certificates
Series 2005-LC1 Class A4			Series 2001-CIB2 Class D
5.291% due 01/12/44	264	280	6.847% due 04/15/35	1,340	1,369
			Mortgage-Linked Amortizing Notes

See accompanying notes which are an integral part of the financial statements.

286 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-1 Class A10			Series 2006-A11 Class 1A4
2.060% due 01/15/22	4,000	4,033	6.250% due 10/25/36	250	224
Motel 6 Trust			Series 2006-A9CB Class A6
Series 2012-MTL6 Class A1			6.000% due 09/25/36	2,170	1,456
1.500% due 10/05/25 (Þ)	3,351	3,359	RFMSI Trust
Series 2012-MTL6 Class A2			Series 2005-SA4 Class 1A21
1.948% due 10/05/25 (Þ)	2,287	2,279	3.078% due 09/25/35 (Ê)	3,464	2,873
Series 2012-MTL6 Class XA1			Series 2006-S10 Class 1A7
Interest Only STRIP			6.000% due 10/25/36	1,733	1,526
3.171% due 10/05/25 (Þ)	23,310	422	Series 2006-SA4 Class 2A1
MRFC Mortgage Pass-Through Trust			3.558% due 11/25/36 (Ê)	503	431
Series 2000-TBC2 Class A1			Rialto Real Estate Fund
0.632% due 06/15/30 (Ê)	316	310	2.850% due 05/15/24 (Å)	1,430	1,430
NCUA Guaranteed Notes			RREF LLC
Series 2010-R1 Class 2A			Series 2013-LT2 Class A
1.840% due 10/07/20	3,819	3,860	2.833% due 05/22/28 (Þ)	938	937
Series 2010-R3 Class 3A			SMA Issuer I LLC
2.400% due 12/08/20	2,130	2,168	Series 2012-LV1 Class A
Nomura Asset Acceptance Corp.			3.500% due 08/20/25 (Þ)	250	250
Alternative Loan Trust			Structured Adjustable Rate Mortgage
Series 2005-WF1 Class 2A2			Loan Trust
4.786% due 03/25/35	260	270	Series 2004-12 Class 2A
Nomura Resecuritization Trust			2.401% due 09/25/34 (Ê)	7,392	7,362
Series 2013-1R Class 3A12			Series 2004-18 Class 5A
0.314% due 10/26/36 (Å)(Ê)	2,482	1,675	5.500% due 12/25/34	92	89
NorthStar Mortgage Trust			Series 2004-20 Class 3A1
Series 2012-1 Class A			2.468% due 01/25/35 (Ê)	1,491	1,381
1.357% due 08/25/29 (Ê)(Þ)	1,470	1,471	Series 2005-17 Class 3A1
OBP Depositor LLC Trust			2.511% due 08/25/35 (Ê)	31	29
Series 2010-OBP Class A			Structured Asset Mortgage Investments
4.646% due 07/15/45 (Þ)	4,525	4,997	II Trust
Prime Mortgage Trust			Series 2004-AR7 Class A1B
Series 2004-CL1 Class 1A2			0.552% due 04/19/35 (Ê)	874	846
0.552% due 02/25/34 (Ê)	38	35	Series 2005-AR5 Class A3
Series 2004-CL1 Class 2A2			0.402% due 07/19/35 (Ê)	230	220
0.552% due 02/25/19 (Ê)	1	1	Series 2005-AR8 Class A1A
Prudential Commercial Mortgage Trust			0.432% due 02/25/36 (Ê)	741	582
Series 2003-PWR1 Class E			Series 2007-AR6 Class A1
5.259% due 02/11/36 (Þ)	954	954	1.626% due 08/25/47 (Ê)	9,119	7,995
RALI Trust			SunTrust Alternative Loan Trust
Series 2006-QA9 Class A1			Series 2006-1F Class 3A
0.332% due 11/25/36 (Ê)	5,203	3,767	0.502% due 04/25/36 (Ê)	694	245
RAMP Trust			Thornburg Mortgage Securities Trust
Series 2004-SL1 Class A3			Series 2004-3 Class A
7.000% due 11/25/31	3	3	0.892% due 09/25/44 (Ê)	4,919	4,651
RBSSP Resecuritization Trust			Series 2005-1 Class A3
Series 2010-3 Class 9A1			2.251% due 04/25/45 (Ê)	3,051	3,057
5.500% due 02/26/35 (Þ)	1,177	1,225
			Series 2007-1 Class A2B
Reperforming Loan REMIC Trust			1.452% due 03/25/37 (Ê)	2,241	2,055
Series 2005-R2 Class 2A4
8.500% due 06/25/35 (Þ)	134	142	UBS-Barclays Commercial Mortgage
			Trust
Residential Asset Securitization Trust			Series 2013-C5 Class A4
6.000% due 05/25/37	1,768	1,576	3.185% due 03/10/46	1,545	1,521
Series 2005-A14 Class A5			Series 2013-C6 Class A4
5.500% due 12/25/35	2,228	1,932	3.244% due 04/10/46	404	398

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 287

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wachovia Bank Commercial Mortgage			Series 2007-OA3 Class 2A
Trust			0.896% due 04/25/47 (Ê)	6,411	5,094
Series 2003-C9 Class D			Washington Mutual Mortgage Pass-
5.209% due 12/15/35	29	29	Through Certificates Trust
Series 2004-C14 Class E			Series 2005-AR13 Class A1A1
5.358% due 08/15/41 (Þ)	1,835	1,849	0.442% due 10/25/45 (Ê)	173	161
Series 2004-C14 Class F			Wells Fargo Mortgage Backed Securities
5.526% due 08/15/41 (Þ)	1,385	1,394	Trust
Series 2005-C18 Class A4			Series 2004-AA Class A1
4.935% due 04/15/42	230	235	2.615% due 12/25/34 (Ê)	569	582
Series 2007-C33 Class AJ			Series 2004-CC Class A1
6.132% due 02/15/51	4,730	4,944	2.615% due 01/25/35 (Ê)	884	887
Series 2007-WHL8 Class A1			Series 2005-18 Class 2A10
0.232% due 06/15/20 (Ê)(Þ)	678	673	22.175% due 01/25/36 (Ê)	645	810
Washington Mutual Mortgage Pass-			Series 2005-AR7 Class 2A1
Through Certificates			5.024% due 05/25/35 (Ê)	2,514	2,559
Series 2002-AR9 Class 1A			Series 2005-AR8 Class 1A1
1.526% due 08/25/42 (Ê)	106	100	2.616% due 06/25/35 (Ê)	5,810	5,930
Series 2004-AR1 Class A			Series 2005-AR11 Class 1A1
2.407% due 03/25/34 (Ê)	82	83	2.615% due 06/25/35 (Ê)	640	643
Series 2004-AR13 Class A1A			Series 2006-2 Class 2A3
0.512% due 11/25/34 (Ê)	3,026	2,888	5.500% due 03/25/36	868	831
Series 2005-AR2 Class 2A23			Series 2006-6 Class 1A8
0.532% due 01/25/45 (Ê)	5,438	5,370	5.750% due 05/25/36	1,624	1,633
Series 2005-AR6 Class 2A1A			Series 2006-8 Class A15
0.382% due 04/25/45 (Ê)	6,327	5,955	6.000% due 07/25/36	3,208	3,249
Series 2006-1 Class 4CB			Series 2006-11 Class A9
6.500% due 02/25/36	9,489	6,168	6.500% due 09/25/36	1,476	1,461
Series 2006-AR5 Class A1A			Series 2006-AR1 Class 2A5
1.116% due 06/25/46 (Ê)	3,402	2,965	5.347% due 03/25/36 (Ê)	1,296	1,289
Series 2006-AR7 Class 2A			Series 2006-AR2 Class 2A1
1.106% due 07/25/46 (Ê)	1,930	1,616	2.613% due 03/25/36	1,218	1,220
Series 2006-AR7 Class A1A			Series 2006-AR2 Class 2A3
1.046% due 09/25/46 (Ê)	10,549	6,867	2.613% due 03/25/36 (Ê)	999	992
Series 2006-AR12 Class 1A2			Series 2006-AR10 Class 4A1
2.407% due 10/25/36 (Ê)	2,719	2,351	2.604% due 07/25/36 (Ê)	2,288	2,089
Series 2006-AR13 Class 1A			Series 2006-AR12 Class 1A1
1.006% due 10/25/46 (Ê)	10,155	8,232	2.702% due 09/25/36 (Ê)	3,647	3,410
Series 2006-AR16 Class 3A3			Series 2006-AR17 Class A1
4.150% due 12/25/36 (Ê)	5,671	5,127	2.612% due 10/25/36 (Ê)	6,681	6,342
Series 2006-AR17 Class 1A1A			Series 2007-11 Class A81
0.936% due 12/25/46 (Ê)	3,906	3,599	6.000% due 08/25/37	3,076	3,006
Series 2006-AR18 Class 3A1			Series 2007-13 Class A7
4.159% due 01/25/37 (Ê)	1,995	1,791	6.000% due 09/25/37	628	621
Series 2006-AR18 Class 3A2			WFRBS Commercial Mortgage Trust
4.159% due 01/25/37 (Ê)	2,438	2,189	Series 2011-C4 Class A4
Series 2007-HY2 Class 2A3			4.902% due 06/15/44 (Þ)	905	1,007
1.837% due 04/25/37 (Ê)	4,058	2,863	Series 2011-C5 Class A4
Series 2007-HY3 Class 4A1			3.667% due 11/15/44	5,140	5,331
2.428% due 03/25/37 (Ê)	4,271	3,997	Series 2012-C6 Class D
Series 2007-HY5 Class 3A1			5.748% due 04/15/45 (Þ)	415	428
4.746% due 05/25/37 (Ê)	5,361	5,100	Series 2012-C8 Class A3
Series 2007-OA2 Class 1A			3.001% due 08/15/45	3,910	3,840
0.826% due 03/25/47 (Ê)	6,095	4,864

See accompanying notes which are an integral part of the financial statements.
288 Russell Strategic Bond Fund

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Series 2013-C12			5.000% due 03/15/29		1,700	1,911
3.995% due 05/15/47	185	191	North Texas Tollway Authority Revenue
Series 2013-C15 Class A3			Bonds
3.881% due 08/15/46	460	475	6.718% due 01/01/49		1,100	1,492
Series 2014-C19 Class A3			Port Authority of New York & New
3.660% due 03/15/47	1,780	1,838	Jersey Revenue Bonds
		2,147,828	4.458% due 10/01/62		4,175	4,021
Municipal Bonds - 1.5%			Public Power Generation Agency
			Revenue Bonds
Brazos Higher Education Authority			7.242% due 01/01/41		100	111
Revenue Bonds
0.584% due 12/26/24 (Ê)	1,506	1,477	San Diego County Regional Airport
			Authority Revenue Bonds
Chicago Transit Authority Revenue			6.628% due 07/01/40		15,190	16,364
Bonds
6.300% due 12/01/21	200	224	San Diego Redevelopment Agency Tax
			Allocation
6.899% due 12/01/40	5,200	6,289	7.625% due 09/01/30		500	530
City of Houston Texas General			San Diego Tobacco Settlement Revenue
Obligation Limited			Funding Corp. Revenue Bonds
6.290% due 03/01/32	3,410	4,127	7.125% due 06/01/32		955	932
City of New York New York General			South Carolina Student Loan Corp.
Obligation Unlimited			Revenue Bonds
6.646% due 12/01/31	1,500	1,760	0.356% due 12/01/20 (Ê)		4,500	4,444
County of Clark Department of Aviation			State of California General Obligation
Revenue Bonds			Unlimited
6.820% due 07/01/45	1,200	1,610	5.700% due 11/01/21		920	1,085
East Baton Rouge Sewerage Commission			6.650% due 03/01/22		4,415	5,355
Revenue Bonds
6.087% due 02/01/45	1,800	1,950	7.500% due 04/01/34		800	1,105
Iowa Tobacco Settlement Authority			7.950% due 03/01/36		3,200	3,849
Revenue Bonds			7.625% due 03/01/40		2,300	3,268
6.500% due 06/01/23	315	317	State of Illinois General Obligation
La Paz County Industrial Development			Unlimited
Authority Revenue Bonds			4.350% due 06/01/18		805	854
7.000% due 03/01/34	4,255	4,042	4.950% due 06/01/23		2,340	2,452
Los Angeles Unified School District			5.100% due 06/01/33		2,720	2,714
General Obligation Unlimited			7.350% due 07/01/35		4,100	4,898
6.758% due 07/01/34	800	1,053	State of Louisiana Gasoline & Fuels Tax
Metropolitan Government of Nashville &			Revenue Bonds
Davidson County Convention Center			2.652% due 05/01/43 (Ê)		4,200	4,200
Authority Revenue Bonds			State of Texas General Obligation
6.731% due 07/01/43	100	121	Unlimited
Metropolitan Transportation Authority			5.517% due 04/01/39		2,000	2,442
Revenue Bonds			Tobacco Settlement Finance Authority
6.089% due 11/15/40	2,800	3,464	Revenue Bonds
Municipal Electric Authority of Georgia			7.467% due 06/01/47		2,220	1,880
Revenue Bonds			Tobacco Settlement Financing Corp.
6.637% due 04/01/57	4,755	5,483	Revenue Bonds
7.055% due 04/01/57	4,445	4,878	5.500% due 06/01/26		1,045	1,080
New York City Water & Sewer System			University of California Revenue Bonds
Revenue Bonds			4.601% due 05/15/31		3,085	3,304
5.375% due 06/15/43	5,075	5,712				111,009
New York Liberty Development Corp.			Non-US Bonds - 6.7%
Revenue Bonds
5.000% due 12/15/41	200	211	Australia Government Bond
New York State Dormitory Authority			Series 120
Revenue Bonds			6.000% due 02/15/17	AUD	13,209	13,282

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series 126				Italy Certificati di Credito del Tesoro
4.500% due 04/15/20	AUD	38,650	37,842	Zero coupon due 06/30/15	EUR	2,100	2,889
Series 133				Italy Certificati di Credito del Tesoro
5.500% due 04/21/23	AUD	7,910	8,259	Zero Coupon
Belgium Government Bond				Zero coupon due 12/31/15	EUR	100	137
Series 60				Kingdom of Belgium
4.250% due 03/28/41 (Þ)	EUR	2,670	4,585	3.750% due 09/28/20 (Æ)	EUR	8,130	13,020
Brazil Notas do Tesouro Nacional				Labrador Transmission Assets Funding
Series NTNB				Trust
6.000% due 05/15/45	BRL	6,521	6,799	Series C
6.000% due 08/15/50	BRL	4,990	5,098	3.860% due 12/01/48 (Þ)	CAD	2,545	2,498
Series NTNF				Malaysia Government Bond
10.000% due 01/01/17	BRL	11,926	5,255	Series 0113
Brazil Notas do Tesouro Nacional Serie F				3.172% due 07/15/16	MYR	9,880	3,015
Series NTNF				Series 1/06
10.000% due 01/01/23	BRL	18,361	7,466	4.262% due 09/15/16	MYR	13,889	4,344
Colombia Government International				Mexican Bonos
Bond				Series M 20
7.750% due 04/14/21	COP 15,995,000		9,307	7.500% due 06/03/27	MXN	171,493	14,214
9.850% due 06/28/27	COP 12,237,000		8,248	Series M 30
Eksportfinans ASA				10.000% due 11/20/36	MXN	110,100	10,966
Series 2				Series M
0.720% due 07/28/16	JPY	300,000	2,725	8.000% due 06/11/20	MXN	143,300	12,338
European Financial Stability Facility				6.500% due 06/10/21	MXN	88,000	7,017
1.625% due 07/17/20	EUR	7,550	10,720	New Zealand Government Bond
European Investment Bank				3.000% due 04/15/20	NZD	8,521	6,865
Series EmtN				2.000% due 09/20/25	NZD	4,460	3,691
1.375% due 09/15/21	EUR	5,725	7,919	Series 423
FADE - Fondo de Amortizacion del				5.500% due 04/15/23	NZD	9,600	8,933
Deficit Electrico				Series 521
2.250% due 12/17/16	EUR	5,600	7,992	6.000% due 05/15/21	NZD	30,485	28,977
Granite Master Issuer PLC				Norway Government Bond
Series 2007-1 Class 3A2				Series 472
0.448% due 12/20/54 (Ê)	EUR	370	510	4.250% due 05/19/17	NOK	105,536	19,068
Hellenic Government International Bond				Peru Government Bond
4.750% due 04/17/19	EUR	5,100	7,026	7.840% due 08/12/20	PEN	23,490	9,338
Housing Financing Fund				Poland Government Bond
Series 2				Series 0417
3.750% due 04/15/34	ISK	372,356	3,530	4.750% due 04/25/17	PLN	21,410	7,395
Series 3				Series 1019
3.750% due 06/15/44	ISK	781,632	7,524	5.500% due 10/25/19	PLN	35,260	12,764
Ireland Government Bond				Province of Ontario Canada
5.400% due 03/13/25	EUR	8,750	14,803	3.150% due 06/02/22	CAD	2,100	1,946
Italy Buoni Poliennali Del Tesoro				Province of Quebec Canada
3.000% due 06/15/15	EUR	1,700	2,418	4.250% due 12/01/21	CAD	2,900	2,894
4.500% due 07/15/15	EUR	13,360	19,364	3.500% due 12/01/22	CAD	1,100	1,038
3.750% due 08/01/15	EUR	3,500	5,037	Silenus European Loan Conduit, Ltd.
3.000% due 11/01/15	EUR	5,965	8,551	Series 2007-25X Class A
2.750% due 12/01/15	EUR	2,300	3,289	0.438% due 05/15/19 (Ê)	EUR	52	71
3.750% due 04/15/16	EUR	100	147	South Africa Government Bond
3.750% due 08/01/16	EUR	300	442	Series R203
1.500% due 12/15/16	EUR	400	561	8.250% due 09/15/17	ZAR	119,910	11,628
				Series R214
3.500% due 11/01/17	EUR	13,975	20,795	6.500% due 02/28/41	ZAR	68,230	4,793
4.000% due 09/01/20	EUR	5,200	7,991	Spain Government Bond

See accompanying notes which are an integral part of the financial statements.

290 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
3.750% due 10/31/15	EUR	14,600	21,179	0.125% due 04/15/18	7,160	7,354
3.150% due 01/31/16	EUR	1,900	2,748	0.125% due 04/15/19	200	204
3.300% due 07/30/16	EUR	200	292	1.375% due 01/15/20	651	708
4.250% due 10/31/16	EUR	3,200	4,803	1.250% due 07/15/20	2,045	2,219
2.100% due 04/30/17	EUR	100	143	1.125% due 01/15/21	429	459
4.500% due 01/31/18	EUR	12,725	19,677	0.625% due 07/15/21	1,042	1,081
Standard Life PLC				0.125% due 01/15/22	519	513
5.314% due 12/31/49 (ƒ)	EUR	2,400	3,382	0.125% due 01/15/23	4,780	4,674
Svenska Handelsbanken AB				0.375% due 07/15/23	2,017	2,018
2.656% due 01/15/24	EUR	2,325	3,300	2.375% due 01/15/25	11,831	14,087
Wood Street CLO 1 BV				2.000% due 01/15/26	2,129	2,459
Series 2005-I Class A
0.544% due 11/22/21 (Ê)	EUR	937	1,284	2.375% due 01/15/27	51,918	62,565
			484,132	1.750% due 01/15/28	9,861	11,108
United States Government Agencies - 2.3%				3.625% due 04/15/28	145	200
Fannie Mae				2.500% due 01/15/29	2,515	3,106
5.000% due 02/13/17		1,400	1,560	3.875% due 04/15/29	1,571	2,252
5.000% due 05/11/17		100	112	1.375% due 02/15/44	14,071	14,846
5.375% due 06/12/17		2,900	3,286	United States Treasury Notes
Federal Farm Credit Banks				0.250% due 05/15/15	67,500	67,592
0.176% due 09/14/16		6,330	6,332	0.099% due 04/30/16	44,000	43,996
Federal Home Loan Banks				0.500% due 06/15/16	35,000	35,019
2.500% due 05/26/15		7,830	7,651	0.875% due 09/15/16	2,500	2,517
0.375% due 06/24/16		6,850	6,837	0.625% due 11/15/16	8,000	7,991
Federal Home Loan Mortgage Corp.				1.000% due 03/31/17	3,600	3,616
1.000% due 03/08/17		5,100	5,121	0.875% due 04/15/17	1,280	1,281
1.000% due 06/29/17		3,600	3,601	0.875% due 04/30/17	6,100	6,100
1.000% due 09/29/17		1,300	1,295	0.625% due 05/31/17	7,680	7,610
0.875% due 03/07/18		300	294	0.750% due 06/30/17	200	199
1.250% due 08/01/19		1,100	1,068	0.500% due 07/31/17	4,600	4,525
1.250% due 10/02/19		29,800	28,733	0.625% due 08/31/17	2,000	1,972
Series 1				0.750% due 10/31/17	132,120	130,427
1.000% due 07/28/17		11,600	11,581	0.750% due 12/31/17	2,300	2,263
0.750% due 01/12/18		5,700	5,585	0.750% due 02/28/18	29,600	29,031
Federal National Mortgage Association				1.375% due 07/31/18	51,500	51,375
1.250% due 01/30/17		2,000	2,024	1.500% due 08/31/18	11,910	11,924
0.875% due 08/28/17		2,200	2,184	1.500% due 02/28/19	8,700	8,644
0.875% due 12/20/17		1,000	986	1.625% due 03/31/19	53,935	53,838
0.875% due 02/08/18		2,000	1,965	1.625% due 04/30/19	8,590	8,567
0.875% due 05/21/18		300	293	2.000% due 11/30/20	3,000	2,972
United States Treasury Floating Rate				2.125% due 01/31/21	15,775	15,711
Note
0.075% due 01/31/16 (Ê)		75,100	75,073	2.250% due 04/30/21	5,685	5,691
			165,581	2.000% due 02/15/23	2,745	2,627
United States Government Treasuries - 12.6%				2.750% due 11/15/23	4,700	4,751
United States Treasury				2.750% due 02/15/24	99,361	100,230
Principal Only STRIP				3.125% due 02/15/42	8,445	7,983
Zero coupon due 11/15/27		12,205	8,010	2.750% due 08/15/42	32,050	27,974
United States Treasury Inflation Indexed				2.750% due 11/15/42	1,985	1,729
Bonds				2.875% due 05/15/43	6,985	6,228
0.125% due 04/15/16		19,665	20,227	3.750% due 11/15/43	15,690	16,555
0.125% due 04/15/17		20,728	21,377	3.625% due 02/15/44	58,575	60,387

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 291

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
			910,792	1.166% due 06/02/14 (Ê)		1,500	1,501
				Citigroup, Inc.
Total Long-Term Investments				5.500% due 10/15/14		4,223	4,317
(cost $6,019,804)			6,135,985	6.010% due 01/15/15		1,100	1,141
Common Stocks - 0.0%				Commonwealth Bank of Australia
Utilities - 0.0%				1.950% due 03/16/15		9,985	10,124
Dynegy, Inc. Class A(Æ)	63,469		1,806	ConocoPhillips
				4.600% due 01/15/15		8,635	8,883
Total Common Stocks				Credit Suisse
(cost $1,269)			1,806	0.465% due 03/17/15 (~)		800	800
Preferred Stocks - 0.2%				3.500% due 03/23/15		11,485	11,799
Financial Services - 0.1%				0.467% due 04/10/15 (~)		2,000	2,001
Centaur Funding Corp.	5,930		7,370	CRH Finance, Ltd.
XLIT, Ltd.	2,260		1,943	7.375% due 05/28/14	EUR	5,025	6,999
			9,313	Direct Capital Funding V LLC
Technology - 0.1%				Series 2013-2 Class A1
Verizon Communications, Inc.	260,200		6,533	0.700% due 09/20/14 (Þ)		2,016	2,017
				ENI Finance USA, Inc.
				Zero coupon due 05/07/14 (ç)(~)		9,985	9,985
Total Preferred Stocks				Express Scripts Holding Co.
(cost $15,619)			15,846	2.100% due 02/12/15		6,925	7,005
				FCE Bank PLC
Options Purchased - 0.1%				4.750% due 01/19/15	EUR	5,875	8,378
(Number of Contracts)				Federal Home Loan Bank Discount
Swaptions				Notes
(Fund Receives/Fund Pays)				Zero coupon due 05/16/14 (ç)(~)		12,240	12,239
USD 4.500%/USD Three Month LIBOR				Zero coupon due 05/28/14 (ç)(~)		27,000	26,999
Mar 2018 0.00 Put (2)	21,630	(ÿ)	1,293
USD 4.500%/USD Three Month LIBOR				Zero coupon due 05/30/14 (ç)(~)		24,100	24,099
Apr 2018 0.00 Put (1)	13,190	(ÿ)	797	Zero coupon due 06/04/14 (ç)(~)		13,750	13,749
USD 5.000%/USD Three Month LIBOR				0.010% due 07/11/14 (~)		41,335	41,332
Jan 2019 0.00 Put (1)	7,875	(ÿ)	530	First Investors Auto Owner Trust
Total Options Purchased				Series 2013-3A Class A1
(cost $2,913)			2,620	0.330% due 11/17/14 (Þ)		331	331
				Ford Credit Auto Lease Trust
				Series 2012-A Class A3
Short-Term Investments - 22.6%				0.850% due 01/15/15		1,946	1,947
Adam Aircraft Industries, Inc. Term				Ford Credit Auto Owner Trust
Loan				Series 2014-A Class A1
15.130% due 05/23/14 (Å)	760		8	0.230% due 01/15/15 (Þ)		788	788
Ally Financial, Inc.				Ford Motor Credit Co. LLC
3.635% due 06/20/14 (Ê)	900		902	7.000% due 04/15/15		4,800	5,083
Anheuser-Busch InBev Worldwide, Inc.				Freddie Mac REMICS
3.625% due 04/15/15	7,060		7,277	Series 2010-3640 Class JA
ARI Fleet Lease Trust				1.500% due 03/15/15		1,068	1,069
0.250% due 04/15/15 (Å)	6,670		6,670	Gazprom OAO Via Gaz Capital SA
AT&T, Inc.				8.125% due 07/31/14 (Å)		4,200	4,242
5.100% due 09/15/14	5,100		5,186	Glencore Funding LLC
Banco Santander Brasil SA				0.690% due 10/07/14 (Å)(~)		13,000	12,980
4.500% due 04/06/15 (Þ)	300		308	International Business Machines Corp.
Bank of America Corp.				0.550% due 02/06/15		5,250	5,264
4.500% due 04/01/15	5,300		5,485	International Lease Finance Corp.
BellSouth Corp.				6.500% due 09/01/14 (Þ)		8,200	8,364
5.200% due 09/15/14	1,160		1,180	4.875% due 04/01/15		6,000	6,187
Cameron International Corp.				Itau Unibanco SA

See accompanying notes which are an integral part of the financial statements.
292 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
0.010% due 10/31/14 (~)		1,400	1,392	0.500% due 04/15/15	5,032	5,125
JPMorgan Chase & Co.				Vodafone Group PLC
3.700% due 01/20/15		15,785	16,148	0.010% due 04/10/15 (~)	11,485	11,428
Kellogg Co.				Volvo Treasury AB
0.454% due 02/13/15 (Ê)		2,090	2,092	5.950% due 04/01/15 (Þ)	2,734	2,861
Manhattan Asset Funding Co. LLC				Westlake Automobile Receivables Trust
1.000% due 05/12/14 (ç)(~)		2,775	2,775	Series 2013-1A Class A1
National Rural Utilities Cooperative				0.550% due 10/15/14 (Þ)	2,776	2,776
Finance Corp. Discount Notes				Working Capital Management Co. LP
0.000% due 06/04/14 (ç)(~)		12,135	12,134	Zero coupon due 05/13/14 (ç)(~)	12,945	12,944
Nissan Auto Receivables Owner Trust
Series 2012-B Class A2				Total Short-Term Investments
0.390% due 04/15/15		11	11	(cost $1,633,973)		1,634,576
Northern Pines Funding, LLC				Repurchase Agreements - 2.1%
1.000% due 06/24/14 (ç)(~)		5,000	4,998	Agreement with Bank of America and
Novartis Capital Corp.				State Street Bank (Tri-Party) of
2.900% due 04/24/15		1,485	1,524	$12,500 dated April 30, 2014 at
Prestige Auto Receivables Trust				0.060% to be repurchased at $12,500
Series 2014-1A Class A1				on May 1, 2014 collateralized by:
0.270% due 04/15/15 (Þ)		8,291	8,291	$12,795 par various United States
Province of Ontario Canada				Treasury Obligations, valued at
0.950% due 05/26/15		10,980	11,060	$12,764.
					12,500	12,500
Reckitt Benckiser Treasury Services				Agreement with Barclays and State
PLC				Street Bank (Tri-Party) of $12,000
Zero coupon due 04/02/15 (~)		12,140	12,104	dated April 30, 2014 at 0.060% to
Rhein - Main Securitisation Ltd.				be repurchased at $12,000 on May
0.210% due 05/15/14 (ç)(~)		12,140	12,139	1, 2014 collateralized by: $12,252
Russell U.S. Cash Management Fund	1,077,782,049(∞)		1,077,782	par various United States Treasury
Santander Drive Auto Receivables Trust				Obligations, valued at $12,243.
Series 2014-1 Class A1					12,000	12,000
0.270% due 01/15/15		2,750	2,750	Agreement with BNP Paribas and State
Sheffield Receivables Corp.				Street Bank (Tri-Party) of $23,100
Zero coupon due 07/24/14 (~)		6,800	6,797	dated April 30, 2014 at 0.070% to
Spain Government Bond				be repurchased at $23,100 on May
3.000% due 04/30/15	EUR	600	852	1, 2014 collateralized by: $25,388
				par various United States Agency
Standard Chartered PLC				Obligations, valued at $27,264.
3.850% due 04/27/15 (Þ)		11,150	11,483		23,100	23,100
Sumitomo Mitsui Banking Corp.				Agreement with BNP Paribas and State
0.633% due 03/13/15 (~)		4,995	5,008	Street Bank (Tri-Party) of $25,000
Telefonos de Mexico SAB de CV				dated April 30, 2014 at 0.050% to
5.500% due 01/27/15		2,655	2,740	be repurchased at $25,000 on May
Timken Co. (The)				1, 2014 collateralized by: $25,388
6.000% due 09/15/14		1,930	1,964	par various United States Treasury
UBS AG				Obligations, valued at $25,464.
0.010% due 03/24/15 (~)		10,000	10,000		25,000	25,000
				Agreement with BNP Paribas and State
United States Treasury Bills				Street Bank (Tri-Party) of $25,000
Zero coupon due 05/08/14 (ç)(~)		16	16	dated April 30, 2014 at 0.060% to
Zero coupon due 07/24/14		108,770	108,766	be repurchased at $25,000 on May
Zero coupon due 08/14/14 (~)		145	145	1, 2014 collateralized by: $25,031
Zero coupon due 08/21/14		51	51	par various United States Treasury
Zero coupon due 04/02/15 (~)		2,850	2,848	Obligations, valued at $25,569.
					25,000	25,000
United States Treasury Inflation Indexed
Bonds
2.000% due 07/15/14		16,701	16,933

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 293

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
Agreement with Credit Suisse and State
Street Bank (Tri-Party) of $24,400
dated April 30, 2014 at 0.060% to
be repurchased at $24,400 on May
1, 2014 collateralized by: $24,265
par various United States Treasury
Obligations, valued at $24,757.
	24,400	24,400
Agreement with Deutsche Bank and
State Street Bank (Tri-Party) of
$7,800 dated April 30, 2014 at
0.050% to be repurchased at $7,800
on May 1, 2014 collateralized by:
$8,316 par various United States
Treasury Obligations, valued at
$7,961.
	7,800	7,800
Agreement with JPMorgan and State
Street Bank (Tri-Party) of $8,200
dated April 30, 2014 at 0.070% to
be repurchased at $8,200 on May
1, 2014 collateralized by: $8,855
par various United States Agency
Obligations, valued at $8,352.
	8,200	8,200
Agreement with Toronto Dominion Bank
and State Street Bank (Tri-Party)
of $16,200 dated April 30, 2014 at
0.060% to be repurchased at $16,200
on May 1, 2014 collateralized by:
$15,655 par various United States
Treasury Obligations, valued at
$16,586.
	16,200	16,200

Total Repurchase Agreements
(cost $154,200)		154,200

Total Investments 109.8%
(identified cost $7,827,778)		7,945,033

Other Assets and Liabilities,
Net - (9.8%)		(706,641)

Net Assets - 100.0%		7,238,392

See accompanying notes which are an integral part of the financial statements.

294 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or Shares	$	$	$
1.1%
ABN Amro Bank NV	10/23/13	2,320,000	100.00	2,320	2,337
Adam Aircraft Industries, Inc. Term Loan	03/28/08	760,489	99.87	760	8
ARI Fleet Lease Trust	04/01/14	6,670,000	100.00	6,670	6,670
Aventura Mall Trust	12/10/13	260,000	103.38	269	272
Banco Santander Chile	04/08/14	4,400,000	100.00	4,400	4,400
Credit Agricole SA	04/09/14	2,000,000	99.04	1,981	1,985
Crown Castle Towers LLC	01/07/14	1,900,000	110.17	2,093	2,058
Daimler Finance NA LLC	03/03/14	5,500,000	100.00	5,500	5,503
Fannie Mae	10/27/00	24,400	22.25	5	5
Fannie Mae	02/12/01	24,259	16.62	4	4
Fannie Mae	08/14/02	11,150	22.40	3	3
Fannie Mae	04/27/10	35,899	23.57	8	8
Fannie Mae REMICS	04/02/03	504,023	21.06	106	106
Fannie Mae REMICS	05/28/03	98,123	18.29	18	18
Fannie Mae REMICS	01/07/04	78,755	17.92	14	14
Fannie Mae REMICS	04/25/05	69,654	20.55	14	15
Fannie Mae REMICS	04/25/05	107,901	20.76	22	22
Fannie Mae REMICS	04/25/05	104,430	21.20	22	22
Freddie Mac REMICS	06/11/03	15,944	21.16	3	3
Freddie Mac REMICS	03/05/04	126,047	19.20	24	24
Freddie Mac Strips	12/12/00	21,602	24.85	5	5
Freddie Mac Strips	05/29/03	64,290	16.33	11	10
Freddie Mac Strips	08/19/03	63,886	26.08	17	17
Freddie Mac Strips	02/13/04	60,432	20.55	12	12
Gazprom OAO Via Gaz Capital SA	04/09/14	4,200,000	101.83	4,277	4,242
GE Capital Commercial Mortgage Corp.	04/11/14	2,591,000	102.65	2,660	2,637
Glencore Funding LLC	03/31/14	13,000,000	99.70	12,960	12,980
GM Financial Leasing Trust	04/03/14	4,350,000	99.98	4,349	4,357
Kubota Credit Owner Trust	04/15/14	3,070,000	100.00	3,070	3,070
Nomura Resecuritization Trust	11/19/13	2,482,000	66.83	1,659	1,675
OHA Credit Partners IX, Ltd.	10/01/13	4,144,933	99.90	4,141	4,131
OMX Timber Finance Investments I LLC	03/16/10	7,200,000	98.95	7,124	7,966
Rialto Real Estate Fund	04/25/14	1,430,000	100.00	1,430	1,430
Saudi Electricity Global Sukuk Co. 3	04/01/14	1,250,000	100.00	1,250	1,280
SunTrust Student Loan Trust	02/24/12	5,000,000	86.46	4,323	4,579
Tencent Holdings, Ltd.	04/22/14	3,515,000	100.08	3,518	3,533
Woori Bank	04/23/14	4,290,000	99.95	4,288	4,274
					79,675
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 295

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$

Long Positions
Australia Government 10 Year Treasury Bond Futures	141	AUD	16,482	06/14	17
Australia Government 3 Year Treasury Bond Futures	300	AUD	32,618	06/14	65
Euribor Interest Rate Futures	42	EUR	10,459	12/15	14
Euro-Buxl 30 Year Bond Futures	108	EUR	14,187	06/14	377
Eurodollar Futures	166	USD	41,405	06/14	8
Eurodollar Futures	393	USD	97,975	12/14	62
Eurodollar Futures	472	USD	117,563	03/15	39
Eurodollar Futures	133	USD	33,069	06/15	5
Eurodollar Futures	964	USD	239,144	09/15	576
Eurodollar Futures	2,883	USD	713,254	12/15	(344)
Eurodollar Futures	1,339	USD	330,281	03/16	433
Eurodollar Futures	287	USD	70,577	06/16	184
Eurodollar Futures	278	USD	68,166	09/16	221
Euro-Schatz Futures	9	EUR	994	06/14	—
Japan Government mini-10 Year Bond Futures	6	JPY	86,946	06/14	(1)
Three Month Euribor Interest Rate Futures	42	EUR	10,472	03/15	59
Three Month Euribor Interest Rate Futures	42	EUR	10,469	06/15	66
Three Month Euribor Interest Rate Futures	42	EUR	10,465	09/15	72
United States Treasury 2 Year Note Futures	2,685	USD	590,364	06/14	452
United States Treasury 5 Year Note Futures	3,195	USD	381,653	06/14	(467)
United States Treasury 10 Year Note Futures	5,024	USD	625,095	06/14	1,809
United States Treasury Long-Term Bond Futures	2,568	USD	346,519	06/14	6,309
United States Treasury Ultra Long-Term Bond Futures	119	USD	17,526	06/14	613
Short Positions
Canada Government 10 Year Bond Futures	154	CAD	20,168	06/14	(203)
Euro-Bobl Futures	750	EUR	94,327	06/14	(469)
Euro-Bund Futures	288	EUR	41,628	06/14	(283)
Eurodollar Futures	440	USD	108,531	03/16	33
Euro-Oat Futures	119	EUR	16,403	06/14	(453)
Japan Government 10 Year Bond Futures	57	JPY	8,260,440	06/14	(77)
United Kingdom Long Gilt Bond Futures	325	GBP	35,857	06/14	(712)
United States Treasury 5 Year Note Futures	832	USD	99,385	06/14	147
United States Treasury 10 Year Note Futures	3,624	USD	450,905	06/14	(1,419)
United States Treasury Long-Term Bond Futures	39	USD	5,263	06/14	(117)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					7,016

See accompanying notes which are an integral part of the financial statements.
296 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Inflationary Floor Options	Call	1	0.00	USD	8,490	11/23/20	(7)
Inflationary Floor Options	Put	1	0.00	USD	1,300	03/10/20	—
Inflationary Floor Options	Put	1	0.00	USD	3,600	03/12/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	8,800	04/07/20	(5)
Inflationary Floor Options	Put	1	0.00	USD	3,300	09/29/20	(2)
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.550%	Call	1	0.00		1,500	06/18/14	(1)
USD Three Month LIBOR/USD 1.400%	Call	2	0.00		19,600	05/06/14	—
USD Three Month LIBOR/USD 1.500%	Call	1	0.00		7,600	05/19/14	—
USD Three Month LIBOR/USD 1.550%	Call	3	0.00		25,200	07/28/14	(23)
USD Three Month LIBOR/USD 1.560%	Call	1	0.00		13,400	09/02/14	(16)
USD Three Month LIBOR/USD 1.560%	Call	1	0.00		600	02/18/19	(29)
USD Three Month LIBOR/USD 2.500%	Call	1	0.00		7,200	09/02/14	(16)
USD Three Month LIBOR/USD 2.630%	Call	1	0.00		8,000	09/02/14	(38)
USD Three Month LIBOR/USD 2.640%	Call	1	0.00		10,000	06/11/14	(25)
USD Three Month LIBOR/USD 2.750%	Call	1	0.00		7,600	06/16/14	(45)
USD 0.850%/USD Three Month LIBOR	Put	1	0.00		1,600	06/18/14	—
USD 0.900%/USD Three Month LIBOR	Put	2	0.00		4,400	06/18/14	—
USD 1.800%/USD Three Month LIBOR	Put	1	0.00		7,600	05/19/14	(21)
USD 1.860%/USD Three Month LIBOR	Put	1	0.00		13,400	09/02/14	(144)
USD 1.900%/USD Three Month LIBOR	Put	1	0.00		8,500	05/06/14	(1)
USD 2.400%/USD Three Month LIBOR	Put	1	0.00		16,000	07/28/14	(15)
USD 3.030%/USD Three Month LIBOR	Put	1	0.00		8,000	09/02/14	(69)
USD 3.040%/USD Three Month LIBOR	Put	1	0.00		10,000	06/11/14	(14)
USD 3.050%/USD Three Month LIBOR	Put	1	0.00		7,600	06/16/14	(12)
USD 3.100%/USD Three Month LIBOR	Put	1	0.00		7,200	09/02/14	(50)
USD 5.000%/USD Three Month LIBOR	Put	1	0.00		29,710	01/14/19	(569)
United States Treasury 10 Year Note Futures	Call	34	125.00	USD	34	05/23/14	(12)
United States Treasury 10 Year Note Futures	Put	34	122.00	USD	34	05/23/14	(2)
Total Liability for Options Written (premiums received $2,190)							(1,118)

Transactions in options written contracts for the period ended April 30, 2014 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2013				190	$1,588
Opened				156	2,453
Closed				(52)	(141)
Expired				(196)	(1,710)
Outstanding April 30, 2014				98	$2,190

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Australia and New Zealand Banking Group		AUD	10,346	USD	9,337	05/12/14	(268)
Australia and New Zealand Banking Group		AUD	96,664	USD	86,873	05/12/14	(2,867)
Australia and New Zealand Banking Group		EUR	19,663	GBP	16,233	05/12/14	127
Australia and New Zealand Banking Group		NZD	7,121	CAD	6,789	05/12/14	57
Bank of America		USD	47,741	CAD	53,151	05/12/14	740
Bank of America		USD	69,778	EUR	50,432	05/02/14	189
Bank of America		USD	22,777	EUR	16,485	05/12/14	93
Bank of America		USD	23,163	EUR	16,890	05/12/14	268

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Bank of America	USD	670	EUR	483	05/30/14	—
Bank of America	USD	1,020	EUR	735	05/30/14	—
Bank of America	USD	3,600	SEK	23,575	05/30/14	24
Bank of America	AUD	4,815	USD	4,466	05/12/14	(4)
Bank of America	CAD	21,457	USD	19,231	05/12/14	(341)
Bank of America	EUR	39,050	USD	53,997	05/30/14	(176)
Bank of America	EUR	50,432	USD	69,773	06/03/14	(189)
Bank of America	GBP	119	AUD	213	05/12/14	(4)
Bank of America	GBP	4,040	AUD	7,215	05/12/14	(122)
Bank of America	NZD	13,999	USD	11,864	05/12/14	(198)
Bank of America	SEK	23,575	USD	3,602	05/02/14	(24)
Bank of America	SEK	256,405	USD	40,123	05/12/14	695
Bank of America	SEK	46,031	USD	7,004	05/30/14	(72)
Bank of Montreal	USD	156	CAD	172	05/30/14	2
Bank of Montreal	USD	1,022	CAD	1,120	05/30/14	(1)
Barclays	USD	8,966	AUD	10,080	05/12/14	392
Barclays	USD	35,917	CAD	40,000	05/12/14	567
Barclays	USD	2,792	EUR	2,027	05/02/14	20
Barclays	USD	3,036	EUR	2,214	05/12/14	35
Barclays	USD	26	PLN	78	05/30/14	—
Barclays	CHF	29,805	USD	33,885	05/12/14	18
Barclays	EUR	4,652	USD	6,419	05/02/14	(35)
Barclays	HUF	11,000	USD	49	05/30/14	—
Barclays	ILS	365	USD	105	05/30/14	(1)
Barclays	NOK	96,645	SEK	105,883	05/12/14	28
Barclays	SEK	46,033	USD	7,005	05/30/14	(71)
BNP Paribas	USD	1,013	CLP	569,000	05/30/14	(7)
BNP Paribas	USD	1,871	EUR	1,365	05/02/14	24
BNP Paribas	USD	354	EUR	256	05/30/14	1
BNP Paribas	USD	4,450	MXN	58,886	07/23/14	22
BNP Paribas	JPY	36,188	USD	353	05/30/14	(1)
BNP Paribas	MXN	58,886	USD	4,475	05/14/14	(23)
Citigroup	USD	202	CHF	178	05/30/14	—
Citigroup	USD	7,685	EUR	5,584	05/02/14	62
Citigroup	USD	681	EUR	491	05/30/14	—
Citigroup	USD	17,042	JPY	1,743,224	05/12/14	10
Citigroup	USD	19,989	SEK	129,179	05/12/14	(125)
Citigroup	USD	2,053	SEK	13,360	05/30/14	—
Citigroup	CAD	9,692	USD	8,731	06/19/14	(101)
Citigroup	CHF	179	USD	203	05/30/14	—
Citigroup	EUR	9,748	GBP	8,131	05/12/14	204
Citigroup	EUR	29,297	USD	40,389	05/12/14	(255)
Citigroup	EUR	39,256	USD	53,848	05/12/14	(612)
Citigroup	JPY	1,778,388	CHF	15,292	05/12/14	(20)
Citigroup	JPY	2,781,736	USD	27,120	05/12/14	(91)
Citigroup	JPY	1,289,878	USD	12,649	05/13/14	31
Commonwealth Bank of Australia	USD	676	CHF	597	05/07/14	2
Commonwealth Bank of Australia	USD	22,844	CHF	20,113	05/07/14	9
Commonwealth Bank of Australia	USD	33,814	CHF	29,572	05/07/14	(212)
Commonwealth Bank of Australia	USD	57,110	CHF	50,282	05/07/14	23
Commonwealth Bank of Australia	USD	17	CHF	15	06/05/14	—
Commonwealth Bank of Australia	USD	41	CHF	36	06/05/14	—
Commonwealth Bank of Australia	USD	34,273	CHF	30,169	06/05/14	14
Commonwealth Bank of Australia	USD	972	EUR	705	05/07/14	6
Commonwealth Bank of Australia	USD	33,809	EUR	24,308	05/07/14	(86)
Commonwealth Bank of Australia	USD	56,350	EUR	40,514	05/07/14	(143)
Commonwealth Bank of Australia	USD	57,148	EUR	41,219	06/05/14	33
Commonwealth Bank of Australia	USD	56,571	SEK	368,682	05/07/14	128
See accompanying notes which are an integral part of the financial statements.
298 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Commonwealth Bank of Australia	CHF	398	USD	451	05/07/14	(2)
Commonwealth Bank of Australia	CHF	995	USD	1,127	05/07/14	(4)
Commonwealth Bank of Australia	CHF	19,715	USD	22,543	05/07/14	142
Commonwealth Bank of Australia	CHF	30,169	USD	34,266	05/07/14	(14)
Commonwealth Bank of Australia	CHF	49,287	USD	56,356	05/07/14	354
Commonwealth Bank of Australia	CHF	22	USD	25	06/05/14	—
Commonwealth Bank of Australia	CHF	20,113	USD	22,849	06/05/14	(10)
Commonwealth Bank of Australia	CHF	50,282	USD	57,122	06/05/14	(24)
Commonwealth Bank of Australia	EUR	24,308	USD	33,500	05/07/14	(223)
Commonwealth Bank of Australia	EUR	41,219	USD	57,152	05/07/14	(33)
Commonwealth Bank of Australia	EUR	3,546	USD	4,902	05/30/14	(17)
Commonwealth Bank of Australia	EUR	62	USD	86	06/05/14	—
Commonwealth Bank of Australia	SEK	11,267	USD	1,737	05/07/14	4
Commonwealth Bank of Australia	SEK	357,415	USD	56,160	05/07/14	1,194
Credit Suisse	USD	279	TRY	602	05/30/14	4
Credit Suisse	USD	421	ZAR	4,470	05/30/14	2
Credit Suisse	CHF	4,581	USD	5,176	05/30/14	(31)
Credit Suisse	NOK	32,664	SEK	35,776	05/12/14	8
Credit Suisse	SGD	6,113	USD	4,865	05/30/14	(11)
Deutsche Bank	USD	8,530	EUR	6,188	05/02/14	55
Deutsche Bank	USD	1,800	MXN	24,085	05/14/14	40
Deutsche Bank	USD	66	SEK	435	05/30/14	1
Deutsche Bank	USD	513	SEK	3,340	05/30/14	—
Deutsche Bank	EUR	39,050	USD	54,000	05/30/14	(173)
Deutsche Bank	TRY	602	USD	277	05/30/14	(6)
Goldman Sachs	USD	730	BRL	1,633	05/05/14	2
Goldman Sachs	USD	4,038	EUR	2,911	05/06/14	1
Goldman Sachs	USD	17,040	EUR	12,335	05/12/14	73
Goldman Sachs	USD	333	EUR	241	05/30/14	1
Goldman Sachs	USD	681	EUR	491	05/30/14	—
Goldman Sachs	USD	36,948	JPY	3,779,337	05/12/14	21
Goldman Sachs	USD	890	NOK	5,338	05/30/14	7
Goldman Sachs	USD	16,061	NZD	18,713	05/12/14	62
Goldman Sachs	USD	7,134	SEK	46,098	05/12/14	(45)
Goldman Sachs	BRL	1,633	USD	738	05/05/14	5
Goldman Sachs	CAD	16,036	USD	14,369	05/12/14	(258)
Goldman Sachs	EUR	12,108	GBP	10,128	05/12/14	302
Goldman Sachs	EUR	2,911	USD	4,038	05/30/14	(1)
Goldman Sachs	GBP	799	AUD	1,427	05/12/14	(24)
Goldman Sachs	GBP	2,142	USD	3,589	06/12/14	(26)
Goldman Sachs	JPY	2,696,098	AUD	28,090	05/12/14	(294)
Goldman Sachs	JPY	1,641,309	CHF	14,092	05/12/14	(43)
Goldman Sachs	JPY	34,011	USD	332	05/30/14	(1)
Goldman Sachs	KRW 2,395,811		USD	2,299	05/30/14	(17)
Goldman Sachs	NZD	7,146	GBP	3,669	05/12/14	38
Goldman Sachs	SEK	77,575	NOK	72,098	05/12/14	196
Goldman Sachs	SEK	86,996	USD	13,560	05/12/14	182
HSBC	USD	337	EUR	244	05/30/14	1
HSBC	USD	257	SEK	1,670	05/30/14	—
HSBC	AUD	8,222	USD	7,625	05/01/14	(13)
HSBC	AUD	10,100	USD	9,339	05/30/14	(27)
HSBC	CAD	17,874	USD	16,279	05/30/14	(17)
HSBC	EUR	4,298	USD	5,940	05/30/14	(23)
HSBC	JPY	34,490	USD	337	05/30/14	(1)
HSBC	JPY	1,401,910	USD	13,659	05/30/14	(55)
JPMorgan Chase	USD	21,357	AUD	23,166	07/25/14	40
JPMorgan Chase	USD	2,358	CAD	2,602	06/19/14	13
JPMorgan Chase	USD	12,929	CAD	14,309	07/25/14	100

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 299

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
JPMorgan Chase	USD	16	CLP	9,333	05/30/14	—
JPMorgan Chase	USD	190	COP	370,200	05/30/14	1
JPMorgan Chase	USD	14,790	GBP	8,824	07/25/14	98
JPMorgan Chase	USD	216	JPY	22,147	07/25/14	1
JPMorgan Chase	USD	13,024	JPY	1,332,083	07/25/14	12
JPMorgan Chase	USD	34,097	KRW 35,569,416		07/25/14	184
JPMorgan Chase	USD	2,689	MXN	35,431	07/25/14	2
JPMorgan Chase	USD	34,281	MYR	112,589	07/25/14	(4)
JPMorgan Chase	USD	24,954	NOK	150,276	07/25/14	244
JPMorgan Chase	USD	247	NZD	290	05/30/14	2
JPMorgan Chase	USD	11,316	PLN	34,573	07/25/14	44
JPMorgan Chase	USD	257	SEK	1,670	05/30/14	—
JPMorgan Chase	USD	1,346	SEK	8,890	05/30/14	20
JPMorgan Chase	USD	3,919	SEK	25,781	05/30/14	44
JPMorgan Chase	USD	42,267	SEK	278,184	07/25/14	459
JPMorgan Chase	USD	21,413	TWD	647,273	07/25/14	68
JPMorgan Chase	USD	3,342	ZAR	35,923	07/25/14	28
JPMorgan Chase	AUD	94,063	USD	84,545	05/12/14	(2,780)
JPMorgan Chase	AUD	121,077	USD	111,454	07/25/14	(380)
JPMorgan Chase	BRL	81,754	USD	35,634	07/25/14	(184)
JPMorgan Chase	CAD	55,340	USD	49,926	05/12/14	(551)
JPMorgan Chase	CAD	1,600	USD	1,448	07/25/14	(9)
JPMorgan Chase	CLP 12,680,710		USD	22,321	07/25/14	42
JPMorgan Chase	COP 58,675,561		USD	30,072	07/25/14	10
JPMorgan Chase	CZK	319,424	USD	16,064	07/25/14	(84)
JPMorgan Chase	EUR	36,300	USD	50,296	05/12/14	(64)
JPMorgan Chase	EUR	9,408	USD	13,003	07/25/14	(47)
JPMorgan Chase	EUR	49,566	USD	68,370	07/25/14	(383)
JPMorgan Chase	GBP	19,193	AUD	34,282	05/12/14	(577)
JPMorgan Chase	IDR 276,233,245		USD	23,350	07/25/14	(202)
JPMorgan Chase	NOK	111,704	SEK	122,396	05/12/14	35
JPMorgan Chase	NZD	25,242	USD	21,464	07/25/14	(146)
JPMorgan Chase	NZD	140,631	USD	119,444	07/25/14	(954)
JPMorgan Chase	PEN	80,400	USD	28,430	07/25/14	90
JPMorgan Chase	RUB	7,160	USD	199	05/30/14	(1)
JPMorgan Chase	RUB	706,865	USD	19,379	07/25/14	(42)
JPMorgan Chase	SEK	181,965	NOK	169,057	05/12/14	451
JPMorgan Chase	SEK	292,435	USD	45,833	05/12/14	864
JPMorgan Chase	SGD	16,268	USD	12,927	07/25/14	(49)
JPMorgan Chase	SGD	42,007	USD	33,371	07/25/14	(136)
JPMorgan Chase	TRY	38,919	USD	17,835	07/25/14	(206)
Morgan Stanley	USD	1,006	CAD	1,110	05/30/14	6
Morgan Stanley	USD	352	TRY	750	05/30/14	—
Morgan Stanley	AUD	1,080	USD	1,001	05/30/14	—
Morgan Stanley	GBP	1,103	USD	1,855	05/30/14	(7)
Morgan Stanley	ZAR	5,010	USD	468	05/30/14	(6)
National Australia Bank	USD	5,445	JPY	558,706	05/30/14	21
Royal Bank of Canada	USD	34,297	CAD	37,639	05/07/14	39
Royal Bank of Canada	USD	1,015	CAD	1,120	05/30/14	6
Royal Bank of Canada	USD	204	CAD	224	06/05/14	—
Royal Bank of Canada	USD	63	GBP	38	05/07/14	1
Royal Bank of Canada	USD	33,917	GBP	20,405	05/07/14	534
Royal Bank of Canada	USD	34,512	GBP	20,443	06/05/14	(5)
Royal Bank of Canada	USD	395	MXN	5,173	05/30/14	(1)
Royal Bank of Canada	USD	299	NOK	1,793	05/07/14	3
Royal Bank of Canada	USD	22,404	NOK	134,419	05/07/14	207
Royal Bank of Canada	USD	57,173	NOK	340,531	05/07/14	109

See accompanying notes which are an integral part of the financial statements.
300 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Canada	USD	50	NOK	300	06/05/14	—
Royal Bank of Canada	USD	22,842	NOK	136,212	06/05/14	45
Royal Bank of Canada	USD	11,211	NZD	13,055	05/12/14	37
Royal Bank of Canada	CAD	139	USD	126	05/07/14	(1)
Royal Bank of Canada	CAD	37,500	USD	33,510	05/07/14	(699)
Royal Bank of Canada	CAD	37,639	USD	34,273	06/05/14	(40)
Royal Bank of Canada	GBP	20,443	USD	34,519	05/07/14	4
Royal Bank of Canada	GBP	188	USD	317	06/05/14	—
Royal Bank of Canada	NOK	4,485	USD	748	05/07/14	(6)
Royal Bank of Canada	NOK	136,212	USD	22,869	05/07/14	(44)
Royal Bank of Canada	NOK	336,046	USD	56,010	05/07/14	(518)
Royal Bank of Canada	NOK	748	USD	125	06/05/14	—
Royal Bank of Canada	NOK	340,531	USD	57,105	06/05/14	(111)
Royal Bank of Canada	NZD	24,645	CAD	23,495	05/12/14	196
Royal Bank of Scotland	EUR	60,944	USD	83,958	05/02/14	(592)
Societe Generale	USD	2,600	MXN	34,801	05/14/14	58
Standard Chartered	USD	201	AUD	217	05/07/14	1
Standard Chartered	USD	22,396	AUD	24,687	05/07/14	530
Standard Chartered	USD	34,110	AUD	36,814	05/07/14	78
Standard Chartered	USD	9,354	AUD	10,100	05/30/14	11
Standard Chartered	USD	22,695	AUD	24,543	06/05/14	52
Standard Chartered	USD	279	BRL	643	06/03/14	6
Standard Chartered	USD	1,175	JPY	121,019	05/07/14	8
Standard Chartered	USD	22,847	JPY	2,333,848	05/07/14	(18)
Standard Chartered	USD	34,271	JPY	3,500,772	05/07/14	(27)
Standard Chartered	USD	56,277	JPY	5,713,601	05/07/14	(388)
Standard Chartered	USD	11	JPY	1,122	06/05/14	—
Standard Chartered	USD	16	JPY	1,682	06/05/14	—
Standard Chartered	USD	57,127	JPY	5,834,620	06/05/14	(45)
Standard Chartered	USD	4,359	MXN	57,228	05/30/14	6
Standard Chartered	USD	6,817	NZD	7,974	05/01/14	60
Standard Chartered	USD	68	NZD	79	05/07/14	—
Standard Chartered	USD	22,437	NZD	26,123	05/07/14	79
Standard Chartered	USD	34,013	NZD	39,303	05/07/14	(136)
Standard Chartered	USD	365	NZD	426	06/05/14	1
Standard Chartered	USD	547	NZD	639	06/05/14	2
Standard Chartered	USD	22,457	NZD	26,202	06/05/14	74
Standard Chartered	USD	33,685	NZD	39,303	06/05/14	111
Standard Chartered	AUD	144	USD	133	05/07/14	(1)
Standard Chartered	AUD	24,543	USD	22,740	05/07/14	(52)
Standard Chartered	AUD	37,031	USD	33,595	05/07/14	(796)
Standard Chartered	AUD	1	USD	1	06/05/14	—
Standard Chartered	AUD	36,814	USD	34,043	06/05/14	(78)
Standard Chartered	AUD	61,356	USD	56,716	06/05/14	(151)
Standard Chartered	JPY	48,407	USD	470	05/07/14	(3)
Standard Chartered	JPY	72,611	USD	705	05/07/14	(5)
Standard Chartered	JPY	2,285,441	USD	22,511	05/07/14	155
Standard Chartered	JPY	3,428,161	USD	33,766	05/07/14	233
Standard Chartered	JPY	5,834,620	USD	57,118	05/07/14	46
Standard Chartered	JPY	2,804	USD	27	06/05/14	—
Standard Chartered	JPY	2,333,848	USD	22,851	06/05/14	18
Standard Chartered	JPY	3,500,772	USD	34,276	06/05/14	27
Standard Chartered	NZD	26,202	USD	22,510	05/07/14	(74)
Standard Chartered	NZD	39,303	USD	33,765	05/07/14	(112)
Standard Chartered	NZD	7,974	USD	6,800	05/30/14	(60)
State Street	AUD	1,263	USD	1,182	05/30/14	11
UBS	USD	37,938	AUD	41,830	05/12/14	895
UBS	USD	734	BRL	1,633	05/05/14	(2)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 301

Russell Investment Company Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
UBS	USD	22,558	GBP	13,682	05/12/14	541
UBS	USD	50,281	GBP	30,270	05/12/14	823
UBS	USD	32,837	JPY 3,391,382		05/12/14	338
UBS	USD	18,680	SEK	118,885	05/12/14	(398)
UBS	AUD	24,369	USD	22,600	05/12/14	(24)
UBS	BRL	1,633	USD	730	05/05/14	(2)
UBS	BRL	1,633	USD	728	06/03/14	3
UBS	GBP	7,882	EUR	9,419	05/12/14	(240)
UBS	NZD	10,421	USD	8,847	05/12/14	(131)
Westpac	USD	325	EUR	235	05/30/14	1
Westpac	JPY	33,271	USD	325	05/30/14	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(4,268)

Index Swap Contracts(*)
Amounts in thousands
					Termination
Fund Receives Underlying Security	Counterparty		Notional Amount		Date	Fair Value $
Barclays US Aggregate Total Return	Barclays		USD	50,852	10/01/14	413
Barclays US Aggregate Total Return	Barclays		USD	126,111	10/31/14	1,023
Barclays US Aggregate Total Return	Barclays		USD	100,889	10/31/14	819
Barclays US Aggregate Total Return	Barclays		USD	81,014	11/28/14	658
Barclays US Aggregate Total Return	Barclays		USD	91,843	03/02/15	746
Barclays US Aggregate Total Return	Barclays		USD	30,947	03/02/15	251
Barclays US Aggregate Total Return	Barclays		USD	66,000	04/30/15	—
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						3,910

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee ranging from 0.08% to 0.16%.

Interest Rate Swaps

Amounts in thousands
						Fair
					Termination	Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Bank of America	BRL	700	8.860%	Brazil Interbank Deposit Rate	01/02/17	(21)
Bank of America	BRL	1,000	10.630%	Brazil Interbank Deposit Rate	01/02/17	(10)
Barclays	USD	9,700	1.500%	Three Month LIBOR	03/18/16	78
Barclays	MXN	54,800	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	113
Barclays	MXN	25,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	40
Barclays	USD	79,800	3.000%	Three Month LIBOR	09/21/17	586
Barclays	MXN	11,000	5.750%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(33)
Barclays	USD	17,000	3.145%	Three Month LIBOR	03/15/26	(488)
Barclays	USD	3,845	Three Month LIBOR	2.481%	11/15/27	379
Barclays	USD	3,860	Three Month LIBOR	2.417%	11/15/27	410
Barclays	USD	4,200	Three Month LIBOR	3.500%	12/18/43	(97)
Barclays	USD	7,600	Three Month LIBOR	3.490%	03/15/46	358
Citigroup	USD	8,800	1.500%	Three Month LIBOR	03/18/16	71
Citigroup	USD	28,300	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	(317)
Citigroup	USD	7,680	Three Month LIBOR	2.714%	08/15/42	1,013
Citigroup	USD	13,700	Three Month LIBOR	2.750%	06/19/43	1,712
Citigroup	USD	5,110	Three Month LIBOR	3.676%	11/15/43	157
Citigroup	USD	7,500	Three Month LIBOR	3.500%	12/18/43	(174)
Credit Suisse	USD 140,000		1.500%	Three Month LIBOR	12/16/16	10

See accompanying notes which are an integral part of the financial statements.
302 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Interest Rate Swaps

Amounts in thousands
									Fair
								Termination	Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date	$
Credit Suisse	JPY 216,000		Six Month LIBOR	0.820%				02/18/23	(28)
Deutsche Bank	JPY 216,000		Six Month LIBOR	0.816%				02/18/23	(26)
Deutsche Bank	MXN	5,890	8.410%	Mexico Interbank 28 Day Deposit Rate				12/13/23	4
Deutsche Bank	USD	1,800	Three Month LIBOR	2.750%				06/19/43	225
Deutsche Bank	USD	10,700	Three Month LIBOR	2.750%				06/19/43	1,337
Goldman Sachs	BRL	800	9.095%	Brazil Interbank Deposit Rate				01/02/17	(20)
Goldman Sachs	PLN	9,420	3.703%	Six Month WIBOR				03/19/19	28
Goldman Sachs	USD	17,900	2.804%	Three Month LIBOR				04/09/26	(1,073)
Goldman Sachs	USD	21,500	Three Month LIBOR	3.500%				12/18/43	(499)
Goldman Sachs	USD	8,060	Three Month LIBOR	3.125%				04/09/46	938
HSBC	MXN	4,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17	6
HSBC	MXN	5,300	5.500%	Mexico Interbank 28 Day Deposit Rate				09/02/22	(22)
JPMorgan Chase	CHF	12,100	Six Month LIBOR	0.120%				06/18/16	(10)
JPMorgan Chase	GBP	33,600	Six Month LIBOR	2.500%				06/22/18	(82)
JPMorgan Chase	HKD 168,000		Three Month HIBOR	2.365%				03/29/21	(12)
JPMorgan Chase	SGD	27,500	Six Month SIBOR	2.270%				03/31/21	(123)
JPMorgan Chase	USD	12,200	3.820%	Three Month LIBOR				01/21/26	412
JPMorgan Chase	USD	5,765	Three Month LIBOR	4.131%				01/21/46	(438)
Morgan Stanley	USD	35,800	1.500%	Three Month LIBOR				03/18/16	289
Morgan Stanley	MXN	5,700	5.600%	Mexico Interbank 28 Day Deposit Rate				09/06/16	12
Morgan Stanley	MXN 163,000		5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17	259
Morgan Stanley	USD	75,800	3.000%	Three Month LIBOR				09/21/17	557
Morgan Stanley	MXN	5,100	6.350%	Mexico Interbank 28 Day Deposit Rate				06/02/21	6
Morgan Stanley	MXN	7,600	5.500%	Mexico Interbank 28 Day Deposit Rate				09/02/22	(32)
Morgan Stanley	USD	13,800	Three Month LIBOR	2.750%				06/19/43	1,725
UBS	USD	75,100	1.500%	Three Month LIBOR				03/18/16	605
UBS	MXN	6,000	5.750%	Mexico Interbank 28 Day Deposit Rate				09/02/22	(18)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $5,915(å)									7,807

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
				Implied			Fund (Pays)/		Fair
				Credit	Notional		Receives	Termination	Value
Reference Entity			Counterparty	Spread	Amount		Fixed Rate	Date	$
Berkshire Hathaway Inc.		Deutsche Bank		0.212%	USD	500	1.000%	09/20/16	10
Berkshire Hathaway Inc.		Bank of America		0.268%	USD	3,600	1.000%	06/20/17	87
Citigroup, Inc.		Deutsche Bank		0.240%	USD	700	1.000%	09/20/14	3
Export-Import Bank of China		Deutsche Bank		0.785%	USD	300	1.000%	06/20/17	2
GE Capital Corp.		Deutsche Bank		0.263%	USD	1,000	1.000%	09/20/15	11
GE Capital Corp.		Barclays		0.332%	USD	1,000	1.000%	09/20/16	17
JPMorgan		Deutsche Bank		0.315%	USD	1,000	1.000%	09/20/16	18
MetLife, Inc.		Deutsche Bank		0.326%	USD	4,900	1.000%	06/20/17	109
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $209									257

Credit Indices
							Fund (Pays)/		Fair
					Notional		Receives	Termination	Value
Reference Entity			Counterparty		Amount		Fixed Rate	Date	$
CDX Emerging Markets Index		Barclays			USD	5,400	5.000%	06/20/15	161
CDX Emerging Markets Index		Credit Suisse			USD	500	5.000%	06/20/15	15
CDX Emerging Markets Index		Deutsche Bank			USD	1,300	5.000%	06/20/15	39
CDX Emerging Markets Index		Goldman Sachs			USD	200	5.000%	06/20/15	6
CDX Emerging Markets Index		HSBC			USD	3,600	5.000%	06/20/15	108
CDX Emerging Markets Index		Morgan Stanley			USD	6,200	5.000%	06/20/15	185

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 303

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

CDX Investment Grade Index	Pershing		USD	578	0.548%	12/20/17	9
CDX NA Investment Grade Index	Credit Suisse		USD 10,000		1.000%	06/20/19	187
CDX NA Investment Grade Index	Goldman Sachs		USD 41,000		1.000%	06/20/19	736
CDX NA Investment Grade Index	Goldman Sachs		USD 224,000		1.000%	06/20/19	4,024
CDX NA Investment Grade Index	JPMorgan Chase		USD	1,447	0.553%	12/20/17	24
CDX NA Investment Grade Index	Morgan Stanley		USD	1,500	1.000%	06/20/19	28
CMBX NA Index	Bank of America		USD	230	(0.500%)	02/17/51	10
CMBX NA Index	Credit Suisse		USD	825	0.500%	05/11/63	(16)
CMBX NA Index	Credit Suisse		USD	530	0.500%	01/17/47	(16)
CMBX NA Index	Credit Suisse		USD	75	(0.500%)	02/17/51	3
CMBX NA Index	Credit Suisse		USD	465	(0.500%)	02/17/51	19
CMBX NA Index	Deutsche Bank		USD	115	(0.500%)	02/17/51	5
CMBX NA Index	Deutsche Bank		USD	645	0.500%	01/17/47	(19)
CMBX NA Index	Goldman Sachs		USD	140	(0.500%)	02/17/51	6
Markit iTraxx Europe	Barclays		EUR	3,550	1.000%	06/20/19	78
Markit iTraxx Europe	Credit Suisse		EUR	3,300	1.000%	06/20/19	73
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $4,647							5,665

Sovereign Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Brazil Government International Bond	Barclays	0.313%	USD	500	1.000%	06/20/15	4
Brazil Government International Bond	Deutsche Bank	0.313%	USD	500	1.000%	06/20/15	4
Brazil Government International Bond	Deutsche Bank	0.313%	USD	1,300	1.000%	06/20/15	12
Brazil Government International Bond	Goldman Sachs	0.313%	USD	500	1.000%	06/20/15	4
Brazil Government International Bond	Morgan Stanley	0.313%	USD	500	1.000%	06/20/15	5
Brazil Government International Bond	Bank of America	0.423%	USD	1,800	1.000%	09/20/15	17
Brazil Government International Bond	Citigroup	0.423%	USD	1,000	1.000%	09/20/15	9
Brazil Government International Bond	HSBC	0.423%	USD	500	1.000%	09/20/15	5
Brazil Government International Bond	JPMorgan Chase	0.423%	USD	1,000	1.000%	09/20/15	9
Brazil Government International Bond	UBS	0.423%	USD	500	1.000%	09/20/15	5
Brazil Government International Bond	Barclays	0.555%	USD	1,400	1.000%	03/20/16	13
Brazil Government International Bond	Citigroup	0.599%	USD	9,400	1.000%	06/20/16	92
Brazil Government International Bond	Credit Suisse	0.599%	USD	6,500	1.000%	06/20/16	63
Brazil Government International Bond	Deutsche Bank	0.599%	USD	1,800	1.000%	06/20/16	18
Brazil Government International Bond	JPMorgan Chase	0.702%	USD	700	1.000%	09/20/16	6
China Government International Bond	Bank of America	0.168%	USD	1,100	1.000%	06/20/15	12
China Government International Bond	Bank of America	0.168%	USD	400	1.000%	06/20/15	4
China Government International Bond	Citigroup	0.168%	USD	300	1.000%	06/20/15	3
China Government International Bond	Royal Bank of Scotland	0.168%	USD	800	1.000%	06/20/15	9
Indonesia Government International Bond	Barclays	0.668%	USD	800	1.000%	06/20/16	7
Indonesia Government International Bond	Barclays	0.668%	USD	800	1.000%	06/20/16	7
Indonesia Government International Bond	Bank of America	0.778%	USD	1,200	1.000%	09/20/16	8
Indonesia Government International Bond	Morgan Stanley	0.778%	USD	3,100	1.000%	09/20/16	20
Indonesia Government International Bond	UBS	0.778%	USD	400	1.000%	09/20/16	3
Italy Government International Bond	Deutsche Bank	1.128%	USD	1,800	1.000%	03/20/19	(9)
Italy Government International Bond	HSBC	1.128%	USD	1,800	1.000%	03/20/19	(9)
Italy Government International Bond	Morgan Stanley	1.128%	USD	800	1.000%	03/20/19	(4)
Italy Government International Bond	Bank of America	1.163%	USD	2,100	1.000%	06/20/19	(14)
Italy Government International Bond	Barclays	1.163%	USD	200	1.000%	06/20/19	(1)
Italy Government International Bond	Barclays	1.163%	USD	300	1.000%	06/20/19	(2)
Italy Government International Bond	Deutsche Bank	1.163%	USD	700	1.000%	06/20/19	(5)
Italy Government International Bond	Deutsche Bank	1.163%	USD	100	1.000%	06/20/19	(1)
Mexico Government International Bond	Bank of America	0.311%	USD	400	1.000%	09/20/15	4
Mexico Government International Bond	Citigroup	0.311%	USD	700	1.000%	09/20/15	8
Mexico Government International Bond	Barclays	0.400%	USD	1,700	1.000%	03/20/16	21
Mexico Government International Bond	Deutsche Bank	0.400%	USD	3,000	1.000%	03/20/16	38

See accompanying notes which are an integral part of the financial statements.
304 Russell Strategic Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Mexico Government International Bond	HSBC		0.400%	USD	4,700	1.000%	03/20/16	59
Mexico Government International Bond	JPMorgan Chase		0.400%	USD	2,600	0.920%	03/20/16	28
Mexico Government International Bond	HSBC		0.452%	USD	100	1.000%	09/20/16	1
Mexico Government International Bond	JPMorgan Chase		0.452%	USD	100	1.000%	09/20/16	1
Spain Government International Bond	Deutsche Bank		0.924%	USD	3,700	1.000%	06/20/19	18
Spain Government International Bond	Deutsche Bank		0.924%	USD	4,300	1.000%	06/20/19	21
Spain Government International Bond	Goldman Sachs		0.924%	USD	3,800	1.000%	06/20/19	19
Spain Government International Bond	JPMorgan Chase		0.924%	USD	4,300	1.000%	06/20/19	21
Spain Government International Bond	Morgan Stanley		0.924%	USD	1,700	1.000%	06/20/19	8
United Kingdom Gilt	Societe Generale		0.030%	USD	2,600	1.000%	03/20/15	26
United Kingdom Gilt	Societe Generale		0.030%	USD	600	1.000%	03/20/15	6
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($294)								573
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $4,562 (å)								6,495

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
								% of Net
Portfolio Summary	Level 1		Level 2		Level 3		Total	Assets
Long-Term Investments
Asset-Backed Securities		$—	$656,490		$—		$656,490	9.1
Corporate Bonds and Notes		—	1,087,051		24,849		1,111,900	15.3
International Debt		—	524,529		10,989		535,518	7.4
Loan Agreements		—	12,735		—		12,735	0.2
Mortgage-Backed Securities		—	2,138,901		8,927		2,147,828	29.7
Municipal Bonds		—	111,009		—		111,009	1.5
Non-US Bonds		—	484,132		—		484,132	6.7
United States Government Agencies		—	165,581		—		165,581	2.3
United States Government Treasuries		—	910,792		—		910,792	12.6
Common Stocks		1,806	—		—		1,806	— *
Preferred Stocks		15,846	—		—		15,846	0.2
Options Purchased		—	2,620		—		2,620	0.1
Short-Term Investments		—	1,634,568		8		1,634,576	22.6
Repurchase Agreements		—	154,200		—		154,200	2.1
Total Investments		17,652	7,882,608		44,773		7,945,033	109.8
Other Assets and Liabilities, Net								(9.8)
								100.0
Other Financial Instruments
Futures Contracts		7,016	—		—		7,016	0.1
Options Written		(14)	(1,104)		—		(1,118)	(—*)
Foreign Currency Exchange Contracts		24	(4,292)		—		(4,268)	(0.1)
Index Swap Contracts		—	3,910		—		3,910	0.1
Interest Rate Swap Contracts		—	7,807		—		7,807	0.1
Credit Default Swap Contracts		—	6,495		—		6,495	0.1
Total Other Financial Instruments**		$7,026	$12,816		$—		$19,842

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 305

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Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$2,620
Unrealized appreciation on foreign currency exchange contracts	—	14,747	—
Variation margin on futures contracts**	—	—	11,561
Index swap contracts, at fair value	—	—	3,910
Interest rate swap contracts, at fair value	—	—	11,330
Credit default swap contracts, at fair value	6,591	—	—
Total	$6,591	$14,747	$29,421

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$—	$4,545
Unrealized depreciation on foreign currency exchange contracts	—	19,015	—
Options written, at fair value	—	—	1,118
Interest rate swap contracts, at fair value	—	—	3,523
Credit default swap contracts, at fair value	96	—	—
Total	$96	$19,015	$9,186

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$9
Futures contracts	—	—	18,685
Options written	—	—	1,755
Index swap contracts	—	—	6,364
Interest rate swap contracts	—	—	1,617
Credit default swap contracts	1,954	—	—
Foreign currency-related transactions****	—	535	—
Total	$1,954	$535	$28,430

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$—	$—	$929
Futures contracts	—	—	(13,290)
Options written	—	—	147
Index swap contracts	—	—	1,459
Interest rate swap contracts	—	—	(4,986)
Credit default swap contracts	396	—	—
Foreign currency-related transactions******	—	(12,191)	—
Total	$396	$ (12,191)	$ (15,741)

*	Fair value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
***	Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
****	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*****	Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
******	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

306 Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$2,620	$—	$2,620
Repurchase Agreements	Investments, at fair value		154,200	—	154,200
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		14,747	—	14,747
Futures Contracts	Variation margin on futures contracts		27,398	—	27,398
Index Swap Contracts	Index swap contracts, at fair value		3,910	—	3,910
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		11,330	—	11,330
Credit Default Swap Contracts	Credit default swap contracts, at fair value		6,591	—	6,591
Total			$220,796	$—	$220,796

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
	Net Amounts
		of Assets
		Presented in
	the Statement		Financial and
	of Assets and		Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Australia and New Zealand Banking Group		$184	$184	$—	$—
Bank of America		14,651	968	12,500	1,183
Bank of Montreal		1	1	—	—
Barclays		40,656	1,128	15,228	24,300
BNP Paribas		73,148	24	73,100	24
Citigroup		4,069	331	3,222	516
Commonwealth Bank of Australia		1,909	750	—	1,159
Credit Suisse		29,407	29	28,305	1,073
Deutsche Bank		9,078	63	8,355	660
Goldman Sachs		9,695	1,658	6,221	1,816
HSBC		431	32	260	139
JPMorgan Chase		12,236	2,953	9,283	—
Morgan Stanley		3,099	211	2,822	66
National Australia Bank		21	—	—	21
Pershing		9	—	—	9
Royal Bank of Canada		1,181	942	—	239
Royal Bank of Scotland		9	9	—	—
Societe Generale		90	—	90	—
Standard Chartered		1,498	1,432	—	66
State Street		11	—	—	11
Toronto Dominion Bank		16,200	—	16,200	—
UBS		3,212	803	—	2,409
Westpac		1	1	—	—
Total		$220,796	$11,519	$175,586	$33,691

Russell Strategic Bond Fund 307

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$7,290	$—	$7,290
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	19,015	—	19,015
Options Written Contracts	Options written, at fair value	1,118	—	1,118
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	3,523	—	3,523
Credit Default Swap Contracts	Credit default swap contracts, at fair value	96	—	96
Total		$31,042	$—	$31,042

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Australia and New Zealand Banking Group	$3,134	$184	$—	$2,950
Bank of America	1,206	968	238	—
Bank of Montreal	1	1	—	—
Barclays	7,271	1,128	6,143	—
BNP Paribas	31	24	—	7
Citigroup	1,790	331	1,459	—
Commonwealth Bank of Australia	767	750	—	17
Credit Suisse	250	29	221	—
Deutsche Bank	277	63	154	60
Goldman Sachs	2,644	1,658	986	—
HSBC	262	32	230	—
JPMorgan Chase	7,800	2,953	575	4,272
Morgan Stanley	717	211	506	—
Royal Bank of Canada	1,425	942	—	483
Royal Bank of Scotland	704	9	364	331
Standard Chartered	1,947	1,432	—	515
UBS	815	803	12	—
Westpac	1	1	—	—
Total	$31,042	$11,519	$10,888	$8,635

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

308 Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$7,827,778
Investments, at fair value(>)	7,945,033
Cash	20,862
Cash (restricted)(a)(b)	31,123
Foreign currency holdings(^)	9,740
Unrealized appreciation on foreign currency exchange contracts	14,747
Receivables:
Dividends and interest	36,220
Dividends from affiliated Russell funds	87
Investments sold	1,070,410
Fund shares sold	11,241
Variation margin on futures contracts	27,398
Other receivable	594
Prepaid expenses	18
Index swap contracts, at fair value(∞)	3,910
Interest rate swap contracts, at fair value(•)	11,330
Credit default swap contracts, at fair value(+) .	6,591
Total assets	9,189,304

Liabilities
Payables:
Due to broker (c)(d)	17,405
Investments purchased	1,892,139
Fund shares redeemed	5,416
Accrued fees to affiliates	4,082
Other accrued expenses	657
Variation margin on futures contracts	7,290
Other payable	171
Unrealized depreciation on foreign currency exchange contracts	19,015
Options written, at fair value(x)	1,118
Interest rate swap contracts, at fair value(•)	3,523
Credit default swap contracts, at fair value(+) .	96
Total liabilities	1,950,912

Net Assets	$7,238,392

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 309

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Russell Strategic Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(15,974)
Accumulated net realized gain (loss)	13,646
Unrealized appreciation (depreciation) on:
Investments	117,255
Futures contracts	7,016
Options written	1,072
Index swap contracts	3,910
Interest rate swap contracts	1,892
Credit default swap contracts	1,933
Foreign currency-related transactions	(4,102)
Other investments	(3,395)
Shares of beneficial interest	6,555
Additional paid-in capital	7,108,584
Net Assets	$7,238,392
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.07
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$11.50
Class A — Net assets	$63,115,593
Class A — Shares outstanding ($.01 par value)	5,700,433
Net asset value per share: Class C(#)	$11.07
Class C — Net assets	$73,282,501
Class C — Shares outstanding ($.01 par value)	6,622,265
Net asset value per share: Class E(#)	$10.99
Class E — Net assets	$154,785,110
Class E — Shares outstanding ($.01 par value)	14,079,714
Net asset value per share: Class I(#)	$10.96
Class I — Net assets	$ 1,176,526,115
Class I — Shares outstanding ($.01 par value)	107,344,773
Net asset value per share: Class S(#)	$11.10
Class S — Net assets	$ 3,853,742,435
Class S — Shares outstanding ($.01 par value)	347,050,982
Net asset value per share: Class Y(#)	$10.97
Class Y — Net assets	$ 1,916,939,892
Class Y — Shares outstanding ($.01 par value)	174,699,279
Amounts in thousands
(^) Foreign currency holdings - cost	$9,631
(x) Premiums received on options written	$2,190
(+) Credit default swap contracts - premiums paid (received)	$4,562
(•) Interest rate swap contracts - premiums paid (received)	$5,915
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$1,077,782
(∞) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$18,650
(b) Cash Collateral for Swaps	$12,473
(c) Due to Broker for Futures	$1,179
(d) Due to Broker for Swaps	$16,226
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

310 Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$484
Dividends from affiliated Russell funds	623
Interest	87,974
Total investment income	89,081

Expenses
Advisory fees	18,955
Administrative fees	1,810
Custodian fees	757
Distribution fees - Class A	79
Distribution fees - Class C	287
Transfer agent fees - Class A	63
Transfer agent fees - Class C	77
Transfer agent fees - Class E	163
Transfer agent fees - Class I	718
Transfer agent fees - Class S	3,900
Transfer agent fees - Class Y	48
Professional fees	172
Registration fees	140
Shareholder servicing fees - Class C	96
Shareholder servicing fees - Class E	204
Trustees’ fees	102
Printing fees	197
Miscellaneous	54
Expenses before reductions	27,822
Expense reductions	(685)
Net expenses	27,137
Net investment income (loss)	61,944

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	14,310
Futures contracts	18,685
Options written	1,755
Index swap contracts	6,364
Interest rate swap contracts	1,617
Credit default swap contracts	1,954
Foreign currency-related transactions	436
Net realized gain (loss)	45,121
Net change in unrealized appreciation (depreciation) on:
Investments	44,056
Futures contracts	(13,290)
Options written	147
Index swap contracts	1,459
Interest rate swap contracts	(4,986)
Credit default swap contracts	396
Investment matured	752
Foreign currency-related transactions	(12,279)
Other investments	17
Net change in unrealized appreciation (depreciation)	16,272
Net realized and unrealized gain (loss)	61,393
Net Increase (Decrease) in Net Assets from Operations	$123,337

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 311

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Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands

See accompanying notes which are an integral part of the financial statements.

312 Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,944	$143,850
Net realized gain (loss)	45,121	(16,447)
Net change in unrealized appreciation (depreciation)	16,272	(154,114)
Net increase (decrease) in net assets from operations	123,337	(26,711)

Distributions
From net investment income
Class A	(404)	(1,402)
Class C	(196)	(834)
Class E	(1,057)	(2,805)
Class I	(9,606)	(25,449)
Class S	(29,996)	(73,969)
Class Y	(19,054)	(51,551)
From net realized gain
Class A	(267)	(2,132)
Class C	(326)	(2,198)
Class E	(762)	(3,451)
Class I	(5,216)	(27,486)
Class S	(17,438)	(78,305)
Class Y	(10,492)	(53,055)
Net decrease in net assets from distributions	(94,814)	(322,637)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,065,434)	578,561
Total Net Increase (Decrease) in Net Assets	(1,036,911)	229,213

Net Assets
Beginning of period	8,275,303	8,046,090
End of period	$7,238,392	$8,275,303
Undistributed (overdistributed) net investment income included in net assets	$(15,974)	$(17,605)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 313

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Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	632	$6,919	2,628	$29,571
Proceeds from reinvestment of distributions	61	665	308	3,449
Payments for shares redeemed	(831)	(9,117)	(5,951)	(66,900)
Net increase (decrease)	(138)	(1,533)	(3,015)	(33,880)
Class C
Proceeds from shares sold	652	7,149	1,682	18,931
Proceeds from reinvestment of distributions	47	515	267	2,997
Payments for shares redeemed	(1,437)	(15,758)	(3,917)	(43,594)
Net increase (decrease)	(738)	(8,094)	(1,968)	(21,666)
Class E
Proceeds from shares sold	1,073	11,704	4,371	48,237
Proceeds from reinvestment of distributions	157	1,702	533	5,933
Payments for shares redeemed	(3,810)	(41,419)	(2,677)	(29,469)
Net increase (decrease)	(2,580)	(28,013)	2,227	24,701
Class I
Proceeds from shares sold	11,932	129,571	27,879	308,288
Proceeds from reinvestment of distributions	1,356	14,666	4,720	52,329
Payments for shares redeemed	(22,620)	(245,421)	(31,195)	(344,263)
Net increase (decrease)	(9,332)	(101,184)	1,404	16,354
Class S
Proceeds from shares sold	53,628	589,932	118,603	1,325,897
Proceeds from reinvestment of distributions	4,293	47,022	13,447	150,912
Payments for shares redeemed	(86,797)	(951,255)	(83,413)	(930,044)
Net increase (decrease)	(28,876)	(314,301)	48,637	546,765
Class Y
Proceeds from shares sold	3,082	33,288	24,701	270,554
Proceeds from reinvestment of distributions	2,730	29,546	9,425	104,607
Payments for shares redeemed	(62,188)	(675,143)	(29,852)	(328,874)
Net increase (decrease)	(56,376)	(612,309)	4,274	46,287
Total increase (decrease)	(98,040)	$ (1,065,434)	51,559	$578,561

See accompanying notes which are an integral part of the financial statements.

314 Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	11.01	.08	.10	.18	(.07)	(.05)
October 31, 2013	11.50	.17	(.24)	(.07)	(.18)	(.24)
October 31, 2012	10.95	.26	.64	.90	(.25)	(.10)
October 31, 2011	11.24	.32	(.02)	.30	(.33)	(.26)
October 31, 2010	10.37	.37	.92	1.29	(.42)	—
October 31, 2009	9.23	.47	1.19	1.66	(.48)	(.04)

Class C
April 30, 2014*	11.01	.04	.09	.13	(.02)	(.05)
October 31, 2013	11.49	.08	(.23)	(.15)	(.09)	(.24)
October 31, 2012	10.95	.17	.64	.81	(.17)	(.10)
October 31, 2011	11.24	.24	(.03)	.21	(.24)	(.26)
October 31, 2010	10.37	.30	.91	1.21	(.34)	—
October 31, 2009	9.23	.40	1.19	1.59	(.41)	(.04)

Class E
April 30, 2014*	10.94	.08	.08	.16	(.06)	(.05)
October 31, 2013	11.42	.16	(.22)	(.06)	(.18)	(.24)
October 31, 2012	10.88	.26	.64	.90	(.26)	(.10)
October 31, 2011	11.17	.33	(.02)	.31	(.34)	(.26)
October 31, 2010	10.31	.39	.90	1.29	(.43)	—
October 31, 2009	9.18	.48	1.18	1.66	(.49)	(.04)

Class I
April 30, 2014*	10.91	.10	.08	.18	(.08)	(.05)
October 31, 2013	11.39	.20	(.23)	(.03)	(.21)	(.24)
October 31, 2012	10.85	.29	.64	.93	(.29)	(.10)
October 31, 2011	11.14	.35	(.02)	.33	(.36)	(.26)
October 31, 2010	10.28	.41	.91	1.32	(.46)	—
October 31, 2009	9.16	.51	1.16	1.67	(.51)	(.04)

Class S
April 30, 2014*	11.05	.09	.09	.18	(.08)	(.05)
October 31, 2013	11.53	.19	(.22)	(.03)	(.21)	(.24)
October 31, 2012	10.98	.28	.65	.93	(.28)	(.10)
October 31, 2011	11.27	.35	(.03)	.32	(.35)	(.26)
October 31, 2010	10.39	.41	.92	1.33	(.45)	—
October 31, 2009	9.24	.50	1.19	1.69	(.50)	(.04)

Class Y
April 30, 2014*	10.92	.10	.09	.19	(.09)	(.05)
October 31, 2013	11.40	.21	(.22)	(.01)	(.23)	(.24)
October 31, 2012	10.86	.30	.64	.94	(.30)	(.10)
October 31, 2011	11.15	.37	(.03)	.34	(.37)	(.26)
October 31, 2010	10.29	.42	.91	1.33	(.47)	—
October 31, 2009	9.16	.51	1.17	1.68	(.51)	(.04)

See accompanying notes which are an integral part of the financial statements.

315 Russell Strategic Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.12)	11.07	1.61	63,116	1.04	1.00	.73	83
(.42)	11.01	(.62)	64,310	1.03	1.01	1.50	104
(.35)	11.50	8.44	101,799	1.02	1.00	2.32	186
(.59)	10.95	2.92	100,094	1.03	1.00	2.92	233
(.42)	11.24	12.90	66,054	1.01	.96	3.48	206
(.52)	10.37	18.62	40,181	1.03	.93	4.99	154

(.07)	11.07	1.23	73,283	1.79	1.75	.36	83
(.33)	11.01	(1.34)	81,015	1.78	1.76	.74	104
(.27)	11.49	7.56	107,160	1.77	1.75	1.56	186
(.50)	10.95	1.95	100,729	1.78	1.75	2.22	233
(.34)	11.24	12.03	114,841	1.76	1.71	2.78	206
(.45)	10.37	17.97	108,353	1.78	1.67	4.28	154

(.11)	10.99	1.52	154,785	1.04	1.01	.72	83
(.42)	10.94	(.59)	182,211	1.03	1.02	1.46	104
(.36)	11.42	8.46	164,834	1.02	.97	2.33	186
(.60)	10.88	2.91	150,015	1.03	.94	3.02	233
(.43)	11.17	13.07	155,358	1.01	.87	3.62	206
(.53)	10.31	18.87	146,696	1.03	.81	5.14	154

(.13)	10.96	1.78	1,176,526.71		.71	.88	83
(.45)	10.91	(.24)	1,272,388.70		.70	1.79	104
(.39)	11.39	8.78	1,312,829.69		.69	2.63	186
(.62)	10.85	3.27	1,318,893.70		.69	3.27	233
(.46)	11.14	13.17	1,339,399.68		.64	3.86	206
(.55)	10.28	19.21	1,306,502.70		.56	5.39	154

(.13)	11.10	1.64	3,853,742.79		.75	.85	83
(.45)	11.05	(.34)	4,152,586.78		.76	1.72	104
(.38)	11.53	8.71	3,773,716.77		.75	2.55	186
(.61)	10.98	3.15	3,220,163.78		.75	3.19	233
(.45)	11.27	13.13	2,536,795.76		.71	3.77	206
(.54)	10.39	19.12	2,173,609.78		.67	5.26	154

(.14)	10.97	1.74	1,916,940.59		.59	.93	83
(.47)	10.92	(.15)	2,522,793.58		.58	1.90	104
(.40)	11.40	8.89	2,585,753.59		.59	2.73	186
(.63)	10.86	3.36	2,756,966.60		.59	3.38	233
(.47)	11.15	13.35	2,946,842.59		.56	3.97	206
(.55)	10.29	19.13	3,526,522.60		.52	5.42	154

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 316

Russell Investment Company Russell Investment Grade Bond Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,014.10	$1,020.78
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$4.05	$4.06

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,010.80	$1,017.06

Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$7.78	$7.80
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.56%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2013	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2014	$1,014.50	$1,020.78
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$4.05	$4.06
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Grade Bond Fund 317

Russell Investment Company Russell Investment Grade Bond Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,016.20	$1,022.41
Expenses Paid During Period*	$2.40	$2.41

* Expenses are equal to the Fund's annualized expense ratio of 0.48% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,015.90	$1,022.02
Expenses Paid During Period*	$2.80	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,016.80	$1,023.01
Expenses Paid During Period*	$1.80	$1.81

* Expenses are equal to the Fund's annualized expense ratio of 0.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

318 Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 86.0%			Series 2012-1 Class A3
Asset-Backed Securities - 7.3%			0.780% due 06/15/16	2,679	2,683
			Bayview Financial Acquisition Trust
Access Group, Inc.			Series 2006-A Class 1A3
Series 2004-2 Class A3			5.865% due 02/28/41	410	427
0.419% due 10/25/24 (Ê)	700	646
			Bear Stearns Asset Backed Securities
Accredited Mortgage Loan Trust			I Trust
Series 2007-1 Class A4			Series 2005-TC2 Class A3
0.372% due 02/25/37 (Ê)	2,583	1,789	0.524% due 08/25/35 (Ê)	692	684
ACE Securities Corp.			BMW Vehicle Owner Trust
Series 2005-SD3 Class A			Series 2011-A Class A4
0.552% due 08/25/45 (Ê)	9	9	1.030% due 02/26/18	1,615	1,623
Series 2006-HE4 Class A2A			BNC Mortgage Loan Trust
0.212% due 10/25/36 (Ê)	44	15	Series 2007-2 Class A2
Ally Auto Receivables Trust			0.252% due 05/25/37 (Ê)	61	58
Series 2011-1 Class A4			Series 2008-4 Class A3A
2.230% due 03/15/16	972	978	0.402% due 11/25/37 (Ê)	231	229
Series 2012-3 Class A3			Brazos Higher Education Authority
0.850% due 08/15/16	4,612	4,625	Series 2010-1 Class A2
Series 2013-SN1 Class A2			1.435% due 02/25/35 (Ê)	1,100	1,135
0.520% due 05/20/15	1,323	1,322	Series 2011-2 Class A3
Ally Master Owner Trust			1.229% due 10/27/36 (Ê)	725	726
Series 2011-3 Class A2			Capital Auto Receivables Asset Trust
1.810% due 05/15/16	2,745	2,747	Series 2013-1 Class B
Series 2013-1 Class A2			1.290% due 04/20/18	1,450	1,452
1.000% due 02/15/18	3,125	3,136	CarFinance Capital Auto Trust
American Express Credit Account			Series 2014-1A Class A
Master Trust			1.460% due 12/17/18 (Þ)	1,041	1,041
Series 2012-2 Class A			Carrington Mortgage Loan Trust
0.680% due 03/15/18	405	406	Series 2005-NC3 Class M1
AmeriCredit Automobile Receivables			0.592% due 06/25/35 (Ê)	2,138	2,094
Trust			Series 2005-NC5 Class A2
Series 2012-4 Class A2			0.472% due 10/25/35 (Ê)	26	27
0.490% due 04/08/16	903	903
			CCG Receivables Trust
Series 2012-5 Class A2			Series 2013-1 Class A2
0.510% due 01/08/16	502	503	1.050% due 08/14/20 (Þ)	944	947
Series 2013-1 Class A2			Centex Home Equity Loan Trust
0.490% due 06/08/16	468	468	Series 2003-B Class AF4
Series 2013-2 Class A2			3.735% due 02/25/32	2,253	2,157
0.530% due 11/08/16	477	477	Series 2005-D Class M1
Series 2013-3 Class A2			0.582% due 10/25/35 (Ê)	1,560	1,512
0.680% due 10/11/16	1,352	1,354	CFC LLC
Ameriquest Mortgage Securities, Inc.			Series 2013-1A Class A
Series 2005-R10 Class A2B			1.650% due 07/17/17 (Þ)	612	615
0.372% due 01/25/36 (Ê)	175	174	Chase Issuance Trust
Arbor Realty Collateralized Loan			Series 2012-A3 Class A3
Obligation			0.790% due 06/15/17	2,155	2,164
1.000% due 05/15/24	1,275	1,275	Chesapeake Funding LLC
Argent Securities, Inc.			Series 2014-1A Class C
Series 2005-W2 Class A2B1			1.353% due 03/07/26 (Ê)(Þ)	365	365
0.352% due 10/25/35 (Ê)	532	529	CIT Education Loan Trust
Asset Backed Funding Certificates			Series 2007-1 Class A
Series 2005-WMC1 Class M1			0.323% due 03/25/42 (Ê)(Þ)	919	858
0.812% due 06/25/35 (Ê)	832	817	Citibank Credit Card Issuance Trust
Bank of America Auto Trust

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 319

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-A7 Class A7			Series 2003-W9 Class A
0.293% due 12/17/18 (Ê)	2,060	2,054	0.392% due 06/25/33 (Ê)	71	68
Citigroup Mortgage Loan Trust, Inc.			Ford Credit Auto Owner Trust
Series 2007-AHL3 Class A3A			Series 2012-A Class A3
0.212% due 07/25/45 (Ê)	89	68	0.840% due 08/15/16	756	757
CountryPlace Manufactured Housing			Series 2012-D Class A3
Contract Trust			0.510% due 04/15/17	965	966
Series 2005-1 Class A4			Series 2014-A Class A2
5.200% due 12/15/35 (Þ)	675	715	0.480% due 11/15/16	1,075	1,076
Countrywide Asset-Backed Certificates			GE-WMC Mortgage Securities Trust
Series 2001-BC3 Class A			Series 2006-1 Class A2A
0.632% due 12/25/31 (Ê)	56	40	0.192% due 08/25/36 (Ê)	10	5
Series 2005-4 Class MV1			GM Financial Leasing Trust
0.614% due 10/25/35 (Ê)	55	54	Series 2014-1A Class B
Series 2006-6 Class 2A2			1.760% due 05/21/18 (Þ)	1,190	1,192
0.332% due 09/25/36 (Ê)	173	167	Government National Mortgage
Series 2006-BC1 Class 1A			Association
0.352% due 04/25/36 (Ê)	480	423	Series 2010-H12 Class PT
Series 2006-BC4 Class 2A2			5.470% due 11/20/59	3,585	3,826
0.312% due 11/25/36 (Ê)	1,243	1,137	Honda Auto Receivables
Credit-Based Asset Servicing and			Series 2011-3 Class A3
Securitization LLC			0.880% due 09/21/15	388	389
Series 2004-CB7 Class AF5			Honda Auto Receivables 2012-2 Owner
5.085% due 10/25/34	394	415	Trust
Series 2005-CB5 Class AV2			Series 2012-2 Class A3
0.414% due 08/25/35 (Ê)	18	18	0.700% due 02/16/16	1,625	1,627
DT Auto Owner Trust			Honda Auto Receivables Owner Trust
Series 2013-1A Class A			Series 2013-2 Class A2
0.750% due 05/16/16 (Þ)	586	586	0.370% due 10/16/15	460	460
Series 2013-2A Class A			HSBC Home Equity Loan Trust
0.810% due 09/15/16 (Þ)	608	609	Series 2005-1 Class A
Educational Funding of the South, Inc.			0.442% due 01/20/34 (Ê)	217	216
Series 2011-1 Class A2			Series 2006-1 Class A1
0.879% due 04/25/35 (Ê)	750	748	0.312% due 01/20/36 (Ê)	869	864
EFS Volunteer No. 3 LLC			Hyundai Auto Lease Securitization Trust
Series 2012-1 Class A3			Series 2012-A Class A3
1.154% due 04/25/33 (Ê)(Þ)	775	781	0.920% due 08/17/15 (Þ)	4,545	4,552
Enterprise Fleet Financing LLC			Hyundai Auto Receivables Trust
Series 2011-3 Class A2			Series 2011-C Class A4
1.620% due 05/20/17 (Þ)	458	458	1.300% due 02/15/18	2,010	2,029
Exeter Automobile Receivables Trust			Series 2012-A Class A3
Series 2013-1A Class A			0.720% due 03/15/16	322	322
1.290% due 10/16/17 (Þ)	563	564	ING Investment Management CLO
Fannie Mae Grantor Trust			1.366% due 04/15/24 (Å)	850	840
Series 2003-T4 Class 1A			JGWPT LLC
0.372% due 09/26/33 (Ê)	113	112	Series 2013-3A Class A
Series 2003-T4 Class 2A5			4.080% due 01/17/73 (Þ)	477	491
5.407% due 09/26/33	736	809	Kubota Credit Owner Trust
Fannie Mae REMICS			Series 2014-1A Class A1
Series 1999-56 Class Z			0.220% due 05/15/15 (Þ)	840	840
7.000% due 12/18/29	105	119	Lehman ABS Manufactured Housing
Fannie Mae Whole Loan			Contract Trust
Series 2003-W5 Class A			Series 2001-B Class A4
0.372% due 04/25/33 (Ê)	51	50	5.270% due 04/15/40	519	542
			Long Beach Mortgage Loan Trust

See accompanying notes which are an integral part of the financial statements.

320 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-4 Class 1A1			Series 2001-KS3 Class AII
0.712% due 10/25/34 (Ê)	34	31	0.612% due 09/25/31 (Ê)	28	26
Morgan Stanley ABS Capital I, Inc. Trust			Series 2003-KS4 Class AIIB
Series 2003-NC6 Class M1			0.732% due 06/25/33 (Ê)	99	86
1.352% due 06/25/33 (Ê)	285	275	Series 2005-EMX3 Class M1
Series 2003-NC7 Class M1			0.582% due 09/25/35 (Ê)	172	172
1.202% due 06/25/33 (Ê)	242	226	Series 2005-KS12 Class A2
Series 2007-HE6 Class A1			0.402% due 01/25/36 (Ê)	212	211
0.212% due 05/25/37 (Ê)	27	17	Series 2006-KS3 Class AI4
New Century Home Equity Loan Trust			0.422% due 04/25/36 (Ê)	1,400	1,303
Series 2005-2 Class M1			Renaissance Home Equity Loan Trust
0.582% due 06/25/35 (Ê)	2,100	2,071	Series 2005-2 Class AF4
Series 2005-4 Class A2C			4.934% due 08/25/35	585	566
0.522% due 09/25/35 (Ê)	2,034	2,010	Series 2006-1 Class AF6
Nissan Auto Lease Trust			5.746% due 05/25/36	244	181
Series 2012-A Class A3			Santander Drive Auto Receivables Trust
0.980% due 05/15/15	1,193	1,194	Series 2011-2 Class B
Nissan Auto Receivables Owner Trust			2.660% due 01/15/16	272	272
Series 2011-B Class A3			Series 2012-2 Class A3
0.950% due 02/16/16	492	493	1.220% due 12/15/15	387	388
North Carolina State Education			Series 2012-3 Class A3
Assistance Authority			1.080% due 04/15/16	436	437
Series 2011-2 Class A2			Series 2012-6 Class A3
1.029% due 07/25/25 (Ê)	750	756	0.620% due 07/15/16	198	198
NovaStar Mortgage Funding Trust			Series 2013-1 Class B
Series 2005-1 Class M3			1.160% due 01/15/19	1,795	1,798
0.917% due 06/25/35 (Ê)	4,000	3,886
Park Place Securities, Inc.			Series 2013-A Class A2
Series 2004-MHQ1 Class M1			0.800% due 10/17/16 (Þ)	922	923
1.202% due 12/25/34 (Ê)	142	142	Saxon Asset Securities Trust
			Series 2004-1 Class A
Series 2004-WCW2 Class M1			0.694% due 03/25/35 (Ê)	57	45
1.082% due 10/25/34 (Ê)	1,328	1,328
			SLM Private Education Loan Trust
Series 2005-WCH1 Class M2			Series 2010-A Class 2A
0.672% due 01/25/36 (Ê)	1,245	1,237	3.402% due 05/16/44 (Ê)(Þ)	3,223	3,429
Series 2005-WCW1 Class A3D			Series 2012-B Class A2
0.492% due 09/25/35 (Ê)	59	59	3.480% due 10/15/30 (Þ)	1,470	1,530
Series 2005-WHQ2 Class A1B			Series 2013-B Class A2A
0.422% due 05/25/35 (Ê)	1,345	1,337	1.850% due 06/17/30 (Þ)	3,835	3,754
Popular ABS Mortgage Pass-Through			Series 2014-A Class A2B
Trust
Series 2005-6 Class A3			1.302% due 01/15/26 (Ê)(Þ)	695	701
4.494% due 01/25/36	137	123	SLM Student Loan Trust
Prestige Auto Receivables Trust			0.979% due 10/25/28	320	282
Series 2013-1A Class A2			1.229% due 04/27/43	310	290
1.090% due 02/15/18 (Þ)	746	748	Series 2006-2 Class A6
Series 2014-1A Class A3			0.399% due 01/25/41 (Ê)	950	868
1.520% due 04/15/20 (Þ)	900	899	Series 2006-8 Class A6
RAMP Trust			0.389% due 01/25/41 (Ê)	950	859
Series 2003-RS2 Class AII			Series 2007-6 Class B
0.832% due 03/25/33 (Ê)	53	47	1.079% due 04/27/43 (Ê)	155	141
Series 2003-RS11 Class AI6A			Series 2008-2 Class B
5.980% due 12/25/33	178	187	1.429% due 01/25/29 (Ê)	160	145
Series 2004-RZ1 Class AI7			Series 2008-3 Class B
4.030% due 01/25/33	20	21	1.429% due 04/25/29 (Ê)	160	148
RASC Trust

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 321

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2008-4 Class A4			6.250% due 03/15/37	2,100	2,280
1.879% due 07/25/22 (Ê)	2,400	2,529	American Tower Trust I
Series 2008-4 Class B			3.070% due 03/15/23 (Þ)	1,000	964
2.079% due 04/25/29 (Ê)	160	159	Anheuser-Busch InBev Finance, Inc.
Series 2008-5 Class B			3.700% due 02/01/24	755	774
2.079% due 07/25/29 (Ê)	230	233	4.625% due 02/01/44	1,120	1,171
Series 2008-6 Class B			Anheuser-Busch InBev Worldwide, Inc.
2.079% due 07/25/29 (Ê)	160	158	0.800% due 07/15/15	610	612
Series 2008-7 Class B			1.375% due 07/15/17	1,935	1,950
2.079% due 07/25/29 (Ê)	160	159	5.375% due 01/15/20	1,085	1,250
Series 2008-8 Class B			Apple, Inc.
2.479% due 10/25/29 (Ê)	160	169	0.488% due 05/03/18 (Ê)	1,875	1,876
Series 2008-9 Class B			2.100% due 05/06/19	1,160	1,164
2.479% due 10/25/29 (Ê)	230	241	2.850% due 05/06/21	1,445	1,451
Series 2013-4 Class A			4.450% due 05/06/44	685	684
0.702% due 06/25/27 (Ê)	700	703	ARC Properties Operating Partnership,
Small Business Administration			LP/Clark Acquisition LLC
Participation Certificates			2.000% due 02/06/17 (Å)	1,250	1,251
Series 2003-20I Class 1			AT&T, Inc.
5.130% due 09/01/23	18	20	2.500% due 08/15/15	970	994
Specialty Underwriting & Residential			2.950% due 05/15/16	2,530	2,637
Finance Trust
Series 2003-BC1 Class A			8.000% due 11/15/31	275	389
0.832% due 01/25/34 (Ê)	25	22	Bank of America Corp.
Structured Asset Securities Corp.			4.750% due 08/01/15	920	965
Series 2002-HF1 Class A			1.500% due 10/09/15	1,920	1,938
0.732% due 01/25/33 (Ê)	6	6	2.000% due 01/11/18	2,660	2,665
Series 2005-WF4 Class A4			4.000% due 04/01/24	815	819
0.512% due 11/25/35 (Ê)	528	525	4.875% due 04/01/44	810	824
Toyota Auto Receivables Owner Trust			Series GMTN
Series 2013-A Class A3			6.400% due 08/28/17	800	916
0.550% due 01/17/17	755	756	Bank of America NA
Volkswagen Auto Lease Trust			0.706% due 11/14/16 (Ê)	2,400	2,406
Series 2012-A Class A3			Series BKNT
0.870% due 07/20/15	393	394	0.513% due 06/15/16 (Ê)	1,200	1,191
		115,873	5.300% due 03/15/17	400	440
Corporate Bonds and Notes - 15.7%			0.533% due 06/15/17 (Ê)	1,340	1,324
21st Century Fox America, Inc.			6.100% due 06/15/17	1,900	2,146
6.150% due 02/15/41	1,025	1,236	Bank of New York Mellon Corp. (The)
8.250% due 10/17/96	65	85	Zero coupon due 06/20/17	765	781
Actavis, Inc.			Bear Stearns Cos. LLC (The)
1.875% due 10/01/17	655	661	5.550% due 01/22/17	690	766
Allstate Corp. (The)			7.250% due 02/01/18	425	505
5.750% due 08/15/53	980	1,049	Becton Dickinson and Co.
Altria Group, Inc.			3.250% due 11/12/20	590	606
10.200% due 02/06/39	539	901	Blackstone Holdings Finance Co. L.L.C.
4.250% due 08/09/42	945	862	5.000% due 06/15/44 (Å)	865	881
American Airlines Class A Pass Through			Boeing Capital Corp.
Trust			2.125% due 08/15/16	425	439
4.950% due 01/15/23 (Þ)	1,213	1,301	Boston Scientific Corp.
American Electric Power Co., Inc.			6.400% due 06/15/16	745	825
1.650% due 12/15/17	440	439	Burlington Northern and Santa Fe
American International Group, Inc.			Railway Co. Pass Through Trust
5.050% due 10/01/15	200	212

See accompanying notes which are an integral part of the financial statements.
322 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-4			Devon Energy Corp.
4.967% due 04/01/23	116	127	4.000% due 07/15/21	485	511
Burlington Northern Santa Fe LLC			DIRECTV Holdings LLC / DIRECTV
6.875% due 12/01/27	90	111	Financing Co., Inc.
4.375% due 09/01/42	825	801	3.125% due 02/15/16	1,210	1,257
4.900% due 04/01/44	125	133	5.000% due 03/01/21	3,068	3,324
Capital One Financial Co.			4.450% due 04/01/24	750	761
3.750% due 04/24/24	955	957	Dominion Resources, Inc.
Captial One Financial Co.			4.450% due 03/15/21	1,255	1,364
2.450% due 04/24/19	730	732	Duke Energy Progress, Inc.
Carlyle Holdings II Finance LLC			3.000% due 09/15/21	1,770	1,792
5.625% due 03/30/43 (Þ)	770	834	Energy Transfer Partners, LP
CBS Corp.			6.050% due 06/01/41	870	972
4.300% due 02/15/21	955	1,013	Enterprise Products Operating LLC
Celgene Corp.			5.250% due 01/31/20	1,190	1,349
3.950% due 10/15/20	745	785	5.100% due 02/15/45	630	665
CenterPoint Energy Resources Corp.			Exelon Corp.
6.125% due 11/01/17	125	143	4.900% due 06/15/15	1,965	2,052
CF Industries, Inc.			Exelon Generation Co. LLC
5.375% due 03/15/44	645	677	Series WI
Citigroup, Inc.			5.600% due 06/15/42	655	706
2.250% due 08/07/15	720	733	Express Scripts Holding Co.
1.350% due 03/10/17	1,245	1,241	3.125% due 05/15/16	830	870
0.748% due 05/01/17	1,700	1,699	Farmers Exchange Capital
6.000% due 08/15/17	475	538	7.200% due 07/15/48 (Þ)	700	857
6.125% due 11/21/17	1,980	2,263	Farmers Exchange Capital II
			6.151% due 11/01/53 (Þ)	1,590	1,753
2.500% due 09/26/18	2,025	2,047
			Fifth Third Bank
5.375% due 08/09/20	500	566	2.375% due 04/25/19	605	607
3.875% due 10/25/23	1,565	1,565	Ford Motor Credit Co. LLC
5.500% due 09/13/25	1,145	1,242	1.700% due 05/09/16	1,000	1,012
Comcast Corp.			2.375% due 03/12/19	1,370	1,370
3.600% due 03/01/24	905	918	Freeport-McMoRan Copper & Gold, Inc.
6.550% due 07/01/39	1,375	1,750	3.100% due 03/15/20	1,100	1,090
Commonwealth Edison Co.			3.875% due 03/15/23	1,535	1,494
5.800% due 03/15/18	865	991	General Electric Capital Corp.
ConAgra Foods, Inc.			1.000% due 01/08/16	1,355	1,364
4.950% due 08/15/20	825	913	0.406% due 02/15/17 (Ê)	900	897
Continental Airlines Class A Pass			4.375% due 09/16/20	700	766
Through Trust
Series 071A			5.875% due 01/14/38	965	1,156
5.983% due 04/19/22	1,391	1,580	Series GMTN
Continental Airlines Pass Through Trust			0.877% due 07/12/16 (Ê)	1,001	1,009
Series 09-1			5.625% due 05/01/18	580	665
9.000% due 07/08/16	387	442	3.100% due 01/09/23	685	678
Crown Castle Towers LLC			6.150% due 08/07/37	670	825
4.174% due 08/15/17 (Þ)	1,550	1,652	General Electric Co.
CVS Caremark Corp.			5.250% due 12/06/17	985	1,114
3.250% due 05/18/15	630	646	4.500% due 03/11/44	1,270	1,308
1.200% due 12/05/16	630	634	General Mills, Inc.
Daimler Finance NA LLC			0.428% due 01/28/16 (Ê)	700	701
1.250% due 01/11/16 (Þ)	255	257	Series FRN
Delta Air Lines Pass Through Trust			0.527% due 01/29/16 (Ê)	1,020	1,021
Series 2010-1 Class A			Georgia Power Co.
6.200% due 07/02/18	284	318

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 323

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.300% due 03/15/42	445	441	1.350% due 02/15/17	1,210	1,212
Georgia-Pacific LLC			Series GMTN
8.875% due 05/15/31	695	1,022	1.100% due 10/15/15	2,665	2,678
Gerdau Holdings, Inc.			JPMorgan Chase Bank NA
Series REGS			Series BKNT
7.000% due 01/20/20	1,200	1,351	5.875% due 06/13/16	85	94
Gilead Sciences, Inc.			6.000% due 10/01/17	1,800	2,052
2.050% due 04/01/19	480	477	JPMorgan Chase Capital XXIII
3.700% due 04/01/24	460	467	1.236% due 05/15/47 (Ê)	3,495	2,726
4.800% due 04/01/44	1,575	1,657	Juniper Networks, Inc.
Glencore Funding LLC			3.100% due 03/15/16	815	840
4.625% due 04/29/24 (Å)	1,450	1,450	4.600% due 03/15/21	815	864
Goldman Sachs Group, Inc. (The)			KCP&L Greater Missouri Operations Co.
6.250% due 09/01/17	1,025	1,171	8.270% due 11/15/21	425	533
2.900% due 07/19/18	1,175	1,203	Kellogg Co.
2.625% due 01/31/19	1,840	1,844	1.125% due 05/15/15	800	804
5.750% due 01/24/22	640	730	Kentucky Utilities Co.
4.000% due 03/03/24	1,005	1,008	5.125% due 11/01/40	555	632
6.750% due 10/01/37	1,885	2,168	Kinder Morgan Energy Partners, LP
Series GMTN			3.500% due 03/01/16	735	767
7.500% due 02/15/19	784	952	3.500% due 03/01/21	765	766
GSPA Monetization Trust			4.150% due 02/01/24	1,270	1,270
6.422% due 10/09/29 (Å)	660	674	5.500% due 03/01/44	465	486
Hartford Financial Services Group, Inc.			Kroger Co. (The)
(The)			2.300% due 01/15/19	765	766
5.375% due 03/15/17	460	509	Lehman Brothers Holdings Capital Trust
HCP, Inc.			VII
3.750% due 02/01/16	555	583	5.857% due 11/29/49 (ƒ)(Ø)	1,450	—
6.300% due 09/15/16	135	152	Lehman Brothers Holdings, Inc.
3.750% due 02/01/19	525	557	6.500% due 07/19/17 (Ø)	390	—
2.625% due 02/01/20	1,200	1,195	6.750% due 12/28/17 (Ø)	990	—
Health Care REIT, Inc.			Life Technologies Corp.
6.125% due 04/15/20	1,000	1,164	6.000% due 03/01/20	720	835
4.950% due 01/15/21	245	269	Lincoln National Corp.
			4.000% due 09/01/23	1,145	1,178
5.250% due 01/15/22	1,065	1,184
			Lorillard Tobacco Co.
6.500% due 03/15/41	530	664	6.875% due 05/01/20	2,144	2,532
Hewlett-Packard Co.			Lowe's Cos., Inc.
3.300% due 12/09/16	1,605	1,690	3.800% due 11/15/21	540	572
3.750% due 12/01/20	875	900	Manufacturers & Traders Trust Co.
6.000% due 09/15/41	755	832	5.585% due 12/28/20	180	184
Historic TW, Inc.			Marathon Oil Corp.
8.050% due 01/15/16	565	626	0.900% due 11/01/15	1,190	1,193
Humana, Inc.			Marathon Petroleum Corp.
6.450% due 06/01/16	540	598	3.500% due 03/01/16	490	512
8.150% due 06/15/38	300	433	McKesson Corp.
Huntington National Bank (The)			2.284% due 03/15/19	1,415	1,412
1.375% due 04/24/17	705	705	4.883% due 03/15/44	470	490
Series BKNT			Medco Health Solutions, Inc.
1.300% due 11/20/16	1,240	1,246	4.125% due 09/15/20	675	720
International Lease Finance Corp.			Merck & Co., Inc.
5.750% due 05/15/16	100	107	0.596% due 05/18/18 (Ê)	1,870	1,874
6.750% due 09/01/16 (Þ)	300	334	MetLife, Inc.
JPMorgan Chase & Co.			10.750% due 08/01/39	1,180	1,805

See accompanying notes which are an integral part of the financial statements.
324 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Metropolitan Life Global Funding I			Public Service Co. of New Mexico
3.875% due 04/11/22 (Þ)	900	942	7.950% due 05/15/18	675	804
Mizuho Bank, Ltd.			Quest Diagnostics, Inc.
1.300% due 04/16/17 (Å)	615	614	3.200% due 04/01/16	70	73
Morgan Stanley			Qwest Corp.
0.678% due 10/18/16 (Ê)	545	544	6.750% due 12/01/21	790	896
5.550% due 04/27/17	410	458	Reynolds American, Inc.
2.125% due 04/25/18	2,290	2,295	6.150% due 09/15/43	585	659
3.875% due 04/29/24	2,175	2,162	Samsung Electronics America, Inc.
5.000% due 11/24/25	1,100	1,141	1.750% due 04/10/17 (Þ)	1,565	1,569
Series GMTN			SL Green Realty Corp. / SL Green
5.450% due 01/09/17	600	663	Operating Partnership / Reckson
			Operating Part
6.625% due 04/01/18	905	1,056	7.750% due 03/15/20	550	654
5.500% due 07/24/20	535	607	SLM Corp.
National City Bank			8.450% due 06/15/18	1,000	1,179
Series BKNT			Southern Co. (The)
0.604% due 06/07/17 (Ê)	900	892	2.450% due 09/01/18	1,055	1,078
National Rural Utilities Cooperative			Southern Copper Corp.
Finance Corp.			6.375% due 07/27/15	435	460
1.900% due 11/01/15	435	443	St. Jude Medical, Inc.
Nationwide Mutual Insurance Co.			3.250% due 04/15/23	1,105	1,082
Series 144a			Stone Street Trust
5.810% due 12/15/24 (Þ)	700	707	5.902% due 12/15/15 (Þ)	900	965
NextEra Energy Capital Holdings, Inc.			Tennessee Gas Pipeline Co. LLC
3.625% due 06/15/23	660	642	8.000% due 02/01/16	1,605	1,787
NiSource Finance Corp.			Textron, Inc.
6.400% due 03/15/18	250	288	4.300% due 03/01/24	475	487
Northern States Power Co.			Thermo Fisher Scientific, Inc.
3.400% due 08/15/42	440	383	2.400% due 02/01/19	620	626
Oncor Electric Delivery Co. LLC			Time Warner Cable, Inc.
6.800% due 09/01/18	1,350	1,597	5.000% due 02/01/20	815	912
ONEOK Partners, LP
3.200% due 09/15/18	725	753	6.550% due 05/01/37	500	613
			Time Warner, Inc.
PACCAR Financial Corp.			3.150% due 07/15/15	1,820	1,876
0.835% due 12/06/18 (Ê)	920	925
Pacific Gas & Electric Co.			4.875% due 03/15/20	1,570	1,748
4.750% due 02/15/44	765	796	Toyota Motor Credit Corp.
PacifiCorp			0.526% due 05/17/16 (Ê)	3,120	3,129
2.950% due 02/01/22	945	938	Travelers Cos., Inc. (The)
Panhandle Eastern Pipe Line Co., LP			4.600% due 08/01/43	735	765
8.125% due 06/01/19	1,725	2,086	U.S. Bancorp
Petrohawk Energy Corp.			2.200% due 04/25/19	1,185	1,186
7.250% due 08/15/18	865	913	U.S. Bank NA
Plains All American Pipeline, L.P. and			0.349% due 04/22/16	200	200
PAA Finance Corp.			United Airlines
4.700% due 06/15/44	685	683	4.000% due 10/11/27	590	596
Precision Castparts Corp.			UnitedHealth Group, Inc.
2.500% due 01/15/23	685	649	6.000% due 06/15/17	4	5
Procter & Gamble Co. (The)			1.400% due 10/15/17	590	590
0.303% due 11/04/16 (Ê)	1,500	1,500	US Bancorp
Prudential Financial, Inc.			2.950% due 07/15/22	570	552
6.200% due 11/15/40	670	830	Ventas Realty, LP
Prudential Holdings LLC			1.550% due 09/26/16	775	783
8.695% due 12/18/23 (Þ)	646	815	4.000% due 04/30/19	1,250	1,335

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 325

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ventas Realty, Ltd. Partnership			4.500% due 03/10/16 (Þ)	200	211
3.750% due 05/01/24	545	541	6.500% due 03/10/21 (Þ)	400	440
Verizon Communications, Inc.			BBVA US Senior SAU
2.500% due 09/15/16	200	207	4.664% due 10/09/15	1,425	1,496
1.100% due 11/01/17	490	484	BHP Billiton Finance USA, Ltd.
1.984% due 09/14/18 (Ê)	200	211	3.850% due 09/30/23	720	746
3.650% due 09/14/18	500	534	BNP Paribas SA
5.150% due 09/15/23	5,885	6,487	0.533% due 11/07/15	1,300	1,300
6.400% due 09/15/33	425	513	1.375% due 03/17/17	1,350	1,352
5.050% due 03/15/34	675	708	BP Capital Markets PLC
4.750% due 11/01/41	880	868	0.567% due 11/06/15 (Ê)	1,800	1,805
6.550% due 09/15/43	1,355	1,671	2.248% due 11/01/16	895	925
Viacom, Inc.			3.245% due 05/06/22	885	886
2.500% due 12/15/16	740	766	3.994% due 09/26/23	630	657
Wal-Mart Stores, Inc.			British Telecommunications PLC
3.300% due 04/22/24	470	469	2.350% due 02/14/19	670	671
6.500% due 08/15/37	860	1,126	Caisse Centrale Desjardins
5.000% due 10/25/40	1,493	1,657	0.507% due 10/29/15 (Ê)(Þ)	1,930	1,933
WEA Finance LLC / WT Finance Aust			CDP Financial, Inc.
Pty, Ltd.			5.600% due 11/25/39 (Þ)	445	544
6.750% due 09/02/19 (Þ)	120	145	Cent CLO, Ltd.
WellPoint, Inc.			Series 2013-19A Class A1A
1.875% due 01/15/18	700	696	1.567% due 10/29/25 (Ê)(Þ)	923	917
Wells Fargo & Co.			Comision Federal de Electricidad
0.428% due 10/28/15 (Ê)	990	990	4.875% due 01/15/24 (Þ)	730	749
2.125% due 04/22/19	2,235	2,221	Cooperatieve Centrale Raiffeisen-
			Boerenleenbank BA
Williams Cos., Inc. (The)			0.558% due 04/28/17	700	701
7.750% due 06/15/31	276	321
Yum! Brands, Inc.			4.625% due 12/01/23	2,040	2,126
4.250% due 09/15/15	435	455	Corp. Andina de Fomento
ZFS Finance USA Trust II			4.375% due 06/15/22	769	813
6.450% due 12/15/65 (Þ)	2,160	2,322	Credit Suisse
ZFS Finance USA Trust V			6.000% due 02/15/18	250	286
6.500% due 05/09/37 (Þ)	2,495	2,676	Deutsche Bank AG
			Series 3FXD
		249,407	1.400% due 02/13/17	1,055	1,060
International Debt - 6.2%			Electricite de France
Alm Loan Funding			2.150% due 01/22/19 (Þ)	465	467
Series 2012-7A Class A1			4.875% due 01/22/44 (Þ)	415	428
1.648% due 10/19/24 (Å)(Ê)	750	748	Fomento Economico Mexicano SAB de
America Movil SAB de CV			CV
3.125% due 07/16/22	560	541	4.375% due 05/10/43	515	462
4.375% due 07/16/42	905	820	Glitnir HF
Baidu, Inc.			6.693% due 06/15/16 (Ø)(Þ)	700	—
3.250% due 08/06/18	1,010	1,032	Government of the Cayman Islands
Banco Santander Brasil SA			5.950% due 11/24/19 (Þ)	700	796
4.250% due 01/14/16 (Þ)	500	517	Granite Master Issuer PLC
Banco Santander Chile			Series 2006-3 Class A7
1.828% due 01/19/16 (Ê)(Þ)	1,000	1,010	0.352% due 12/20/54 (Ê)	139	137
Bank of Montreal			HBOS PLC
2.850% due 06/09/15 (Þ)	300	308	Series GMTN
Barrick Gold Corp.			6.750% due 05/21/18 (Þ)	2,425	2,762
4.100% due 05/01/23	500	487	Hillmark Funding
BBVA Bancomer SA

See accompanying notes which are an integral part of the financial statements.
326 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series 2006-1A Class A1				4.875% due 01/24/22	540	567
0.484% due 05/21/21 (Ê)(Þ)		1,347	1,311	Province of Ontario Canada
HSBC Bank PLC				0.950% due 05/26/15	1,975	1,989
3.100% due 05/24/16 (Þ)		1,500	1,568	1.100% due 10/25/17	300	298
HSBC Holdings PLC				3.000% due 07/16/18	100	106
4.250% due 03/14/24		1,585	1,602	1.650% due 09/27/19	200	195
Intesa Sanpaolo SpA				4.000% due 10/07/19	500	547
2.375% due 01/13/17		855	864	Province of Quebec Canada
Italy Buoni del Tesoro Poliennali Bond				3.500% due 07/29/20	600	635
2.250% due 05/15/16		200	285	Rabobank Nederland
JPMorgan Chase & Co.				11.000% due 06/29/49 (ƒ)(Þ)	1,333	1,776
Series MPLE
2.920% due 09/19/17 (Þ)	CAD	1,940	1,811	Ras Laffan Liquefied Natural Gas Co.,
				Ltd. II
Kaupthing Bank Hf				Series REGS
7.125% due 05/19/16 (Ø)(Þ)		1,480	2	5.298% due 09/30/20	200	216
Korea Electric Power Corp.				Ras Laffan Liquefied Natural Gas Co.,
3.000% due 10/05/15 (Þ)		1,200	1,233	Ltd. III
5.125% due 04/23/34 (Þ)		155	155	Series REGS
Korea Hydro & Nuclear Power Co., Ltd.				5.832% due 09/30/16 (Å)	582	619
3.125% due 09/16/15 (Þ)		600	617	Red River CLO, Ltd.
LBG Capital No 1 PLC				Series 2006-1A Class A
8.500% due 12/29/49 (ƒ)(Þ)		200	217	0.508% due 07/27/18 (Ê)(Þ)	600	593
Mexico Government International Bond				Republic of Colombia
4.000% due 10/02/23		1,440	1,476	5.625% due 02/26/44	360	383
5.550% due 01/21/45		535	579	Rio Tinto Finance USA PLC
Motor PLC				1.375% due 06/17/16	620	626
Series 2012-12A Class A1C				3.500% due 03/22/22	900	909
1.286% due 02/25/20 (Þ)		1,187	1,188	Rosneft Finance SA
National Australia Bank, Ltd.				Series REGS
2.750% due 03/09/17		1,275	1,330	6.625% due 03/20/17	400	415
Nexen Energy ULC				7.875% due 03/13/18	1,100	1,185
7.500% due 07/30/39		845	1,112	Royal Bank of Canada
Nokia OYJ				1.920% due 07/30/15	1,185	1,206
5.375% due 05/15/19		435	465	Royal Bank of Scotland Group PLC
Nomura Holdings, Inc.				1.875% due 03/31/17	3,020	3,036
2.000% due 09/13/16		825	836	6.000% due 12/19/23	850	888
Odebrecht Offshore Drilling Finance,				Series 1
Ltd.				9.118% due 03/31/49 (ƒ)	200	202
6.625% due 10/01/22 (Þ)		725	758	Saudi Electricity Global Sukuk Co. 2
OHA Credit Partners IX, Ltd.				5.060% due 04/08/43 (Þ)	1,190	1,139
Series 2013-9A Class A1				Saudi Electricity Global Sukuk Co. 3
1.628% due 10/20/25 (Å)(Ê)		862	860	5.500% due 04/08/44 (Þ)	200	205
OHA Credit Partners VII, Ltd.				Seagate HDD Cayman
Series 2012-7A Class A				4.750% due 06/01/23 (Þ)	1,000	1,001
1.655% due 11/20/23 (Ê)(Þ)		750	747
				Shell International Finance BV
Orange SA				0.434% due 11/15/16 (Ê)	725	726
5.500% due 02/06/44		800	855
				SMART Trust
Petrobras Global Finance BV				Series 2011-2USA Class A4A
1.855% due 05/20/16 (Ê)		500	497	2.310% due 04/14/17 (Þ)	1,444	1,461
4.375% due 05/20/23		975	911	Series 2012-4US Class A2A
Petrobras International Finance Co.				0.670% due 06/14/15	29	29
3.875% due 01/27/16		1,200	1,236	Series 2012-1USA Class A4A
5.875% due 03/01/18		2,700	2,917	2.010% due 12/14/17 (Þ)	2,900	2,955
Petroleos Mexicanos

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 327

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-1US Class A4A			Series 2006-4 Class A1A
1.050% due 10/14/18	490	486	5.617% due 07/10/46	1,247	1,364
Suncor Energy, Inc.			Banc of America Funding Corp.
5.950% due 12/01/34	435	513	Series 2005-5 Class 1A11
Sydney Airport Finance Co. Pty, Ltd.			5.500% due 09/25/35	259	267
3.900% due 03/22/23 (Þ)	946	938	Series 2005-D Class A1
Talisman Energy, Inc.			2.623% due 05/25/35 (Ê)	124	128
7.750% due 06/01/19	730	892	Series 2006-G Class 2A3
Tencent Holdings, Ltd.			0.322% due 07/20/36 (Ê)	398	397
3.375% due 05/02/19 (Þ)	560	563	Series 2007-E Class 4A1
Teva Pharmaceutical Finance Co. BV			2.989% due 07/20/47 (Ê)	395	312
2.950% due 12/18/22	920	876	Banc of America Merrill Lynch
Thomson Reuters Corp.			Commercial Mortgage, Inc.
5.650% due 11/23/43	1,225	1,333	Series 2005-2 Class A5
Total Capital Canada, Ltd.			4.857% due 07/10/43	279	287
2.750% due 07/15/23	455	435	Series 2006-3 Class A4
Total Capital International SA			5.889% due 07/10/44	1,307	1,417
1.000% due 08/12/16	1,885	1,899	Series 2006-6 Class A4
Total Capital SA			5.356% due 10/10/45	1,925	2,045
2.125% due 08/10/18	1,270	1,291	Series 2007-1 Class A4
Trade MAPS 1, Ltd.			5.451% due 01/15/49	1,000	1,076
Series 2013-1A Class A			Series 2007-2 Class AAB
0.850% due 12/10/18 (Ê)(Þ)	1,645	1,650	5.732% due 04/10/49	568	587
TransCanada PipeLines, Ltd.			Series 2008-1 Class A4
5.000% due 10/16/43	1,065	1,148	6.418% due 02/10/51	690	784
Transocean, Inc.			Banc of America Mortgage Securities,
6.375% due 12/15/21	1,355	1,531	Inc.
7.350% due 12/15/41	865	1,050	Series 2004-1 Class 5A1
Tyco Electronics Group SA			6.500% due 09/25/33	10	11
6.550% due 10/01/17	705	817	Series 2004-2 Class 5A1
Vale Overseas, Ltd.			6.500% due 10/25/31	11	11
4.625% due 09/15/20	785	828	Series 2004-11 Class 2A1
Validus Holdings, Ltd.			5.750% due 01/25/35	161	170
8.875% due 01/26/40	735	1,041	Series 2005-H Class 2A5
Willis Group Holdings PLC			2.759% due 09/25/35 (Ê)	420	380
4.125% due 03/15/16	840	882	Series 2006-2 Class A15
Woori Bank			6.000% due 07/25/46	7	7
4.750% due 04/30/24 (Þ)	1,100	1,096	Series 2006-B Class 1A1
		98,741	2.622% due 10/20/46 (Ê)	65	41
Mortgage-Backed Securities - 30.5%			Bayview Commercial Asset Trust
Alternative Loan Trust			Series 2005-3A Class A1
Series 2007-OA6 Class A1B			0.472% due 11/25/35 (Ê)(Þ)	590	514
0.352% due 06/25/37 (Ê)	387	339	Bcap LLC
Series 2007-OA7 Class A1A			Series 2011-R11 Class 15A1
0.332% due 05/25/47 (Ê)	400	333	2.640% due 10/26/33 (Ê)(Þ)	1,958	2,004
American Home Mortgage Investment			Series 2011-R11 Class 20A5
Trust			2.626% due 03/26/35 (Ê)(Þ)	488	498
Series 2004-4 Class 4A			Bear Stearns Adjustable Rate Mortgage
2.329% due 02/25/45 (Ê)	96	97	Trust
Aventura Mall Trust			Series 2002-11 Class 1A1
Series 2013-AVM Class A			2.344% due 02/25/33 (Ê)	2	2
3.867% due 12/05/32 (Þ)	850	890	Series 2004-8 Class 2A1
Banc of America Commercial Mortgage			2.007% due 11/25/34 (Ê)	297	283
Trust

See accompanying notes which are an integral part of the financial statements.
328 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-9 Class 22A1			Series 2013-CR6 Class A4
3.113% due 11/25/34 (Ê)	68	68	3.101% due 03/10/46	925	908
Series 2004-10 Class 22A1			Countrywide Home Loan Mortgage Pass
2.539% due 01/25/35 (Ê)	55	54	Through Trust
Series 2005-2 Class A1			Series 2004-22 Class A3
2.580% due 03/25/35 (Ê)	933	947	2.498% due 11/25/34 (Ê)	185	175
Series 2005-12 Class 13A1			Series 2004-HYB9 Class 1A1
5.372% due 02/25/36 (Ê)	56	53	2.500% due 02/20/35 (Ê)	386	375
Bear Stearns Alt-A Trust			Series 2005-3 Class 1A2
Series 2004-13 Class A1			0.442% due 04/25/35 (Ê)	674	582
0.892% due 11/25/34 (Ê)	1,201	1,191	Series 2005-HYB9 Class 3A2A
Series 2005-4 Class 23A1			2.417% due 02/20/36 (Ê)	61	56
2.533% due 05/25/35 (Ê)	280	273	Credit Suisse Commercial Mortgage
Series 2005-7 Class 22A1			Trust
2.665% due 09/25/35 (Ê)	184	162	Series 2006-C4 Class A3
Bear Stearns Commercial Mortgage			5.467% due 09/15/39	626	677
Securities Trust			Series 2007-C1 Class A3
Series 2005-PWR7 Class A3			5.383% due 02/15/40	2,204	2,406
5.116% due 02/11/41	890	909	Series 2007-C3 Class A4
Series 2005-T20 Class A4A			5.866% due 06/15/39	1,901	2,069
5.288% due 10/12/42	1,200	1,261	Series 2007-C5 Class A3
Series 2006-T22 Class A4			5.694% due 09/15/40	525	530
5.761% due 04/12/38	1,102	1,179	Series 2007-C5 Class A4
Series 2007-PW15 Class A4			5.695% due 09/15/40	1,200	1,324
5.331% due 02/11/44	1,208	1,309	Series 2008-C1 Class A2FL
Bear Stearns Structured Products, Inc.			2.552% due 02/15/41 (Ê)(Þ)	1,460	1,488
Series 2007-R6 Class 1A1			Series 2008-C1 Class A3
1.885% due 01/26/36 (Ê)	301	242	6.175% due 02/15/41	1,570	1,766
Series 2007-R6 Class 2A1			Credit Suisse First Boston Mortgage
2.874% due 12/26/46 (Ê)	150	104	Securities Corp.
CD 2006-CD2 Mortgage Trust			Series 2001-CP4 Class D
Series 2006-CD2 Class A1B			6.610% due 12/15/35	330	331
5.488% due 01/15/46	1,720	1,824	Series 2003-C5 Class D
Citigroup Commercial Mortgage Trust			5.116% due 12/15/36	336	337
Series 2004-C1 Class E			Series 2004-C5 Class B
5.626% due 04/15/40	322	322	4.929% due 11/15/37	1,080	1,095
Series 2006-C5 Class A4			Series 2005-9 Class 2A1
5.431% due 10/15/49	81	88	5.500% due 10/25/35	539	527
Citigroup Mortgage Loan Trust, Inc.			CW Capital Cobalt, Ltd.
Series 2005-3 Class 2A2B			Series 2007-C3 Class A4
2.614% due 08/25/35 (Ê)	249	141	5.963% due 05/15/46	1,642	1,820
Series 2005-11 Class A2A			DBRR Trust
2.530% due 10/25/35 (Ê)	139	138	Series 2011-LC2 Class A4A
Series 2007-AR8 Class 2A1A			4.537% due 07/12/44 (Þ)	690	753
2.755% due 07/25/37 (Ê)	215	180	Series 2012-EZ1 Class B
Commercial Mortgage Pass Through			1.393% due 09/25/45 (Þ)	680	679
Certificates			Deutsche Alt-A Securities, Inc.
Series 2007-FL14 Class AJ			Mortgage Loan Trust
0.332% due 06/15/22 (Ê)(Þ)	1,376	1,365	Series 2005-AR1 Class 2A3
Series 2013-CR8 Class XA			1.787% due 08/25/35 (Ê)	872	691
0.875% due 06/10/46	31,742	1,290	Downey Savings & Loan Association
Commercial Mortgage Trust			Mortgage Loan Trust
Series 2001-J2A Class E			Series 2004-AR3 Class 1A1B
7.160% due 07/16/34 (Þ)	670	760	2.478% due 07/19/44 (Ê)	66	65
			Extended Stay America Trust

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 329

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-ESFL Class A1FL			5.500% due 2027	229	256
0.953% due 12/05/31 (Ê)(Þ)	598	600	7.000% due 2027	2	2
Series 2013-ESH7 Class A27			9.000% due 2027	1	1
2.958% due 12/05/31 (Þ)	1,100	1,099	2.500% due 2028	4,021	4,050
Fannie Mae			3.380% due 2028	422	428
5.500% due 2015	56	59	5.000% due 2028	1,019	1,120
6.500% due 2015	—	—	3.000% due 2029	73	75
5.500% due 2016	60	64	4.000% due 2030	181	192
6.000% due 2016	2	2	8.000% due 2030	38	45
6.500% due 2016	16	17	8.000% due 2031	39	45
5.000% due 2017	61	65	3.500% due 2032	1,862	1,937
5.500% due 2017	57	60	6.000% due 2032	68	76
6.000% due 2017	194	202	6.150% due 2032(Ê)	335	363
6.500% due 2017	37	39	8.000% due 2032	2	3
7.500% due 2017	—	—	3.000% due 2033	3,134	3,156
8.500% due 2017	—	—	3.500% due 2033	795	825
5.000% due 2018	236	250	4.500% due 2033	1,228	1,325
5.500% due 2018	385	409	5.000% due 2033	639	703
6.500% due 2018	50	56	5.500% due 2033	595	663
5.000% due 2019	306	326	6.000% due 2033	43	48
6.500% due 2019	25	28	6.150% due 2033(Ê)	255	274
3.375% due 2020	1,405	1,476	6.500% due 2033	7	8
3.976% due 2020	1,173	1,270	3.500% due 2034	2,293	2,379
4.399% due 2020	1,160	1,281	4.500% due 2034	34	37
5.000% due 2020	151	161	5.000% due 2034	329	363
5.500% due 2020	1,120	1,202	5.500% due 2034	1,181	1,315
6.500% due 2020	13	15	6.000% due 2034	367	414
4.000% due 2021	60	64	6.500% due 2034	119	134
4.300% due 2021	1,063	1,161	2.091% due 2035(Ê)	67	71
5.500% due 2021	159	173	2.371% due 2035(Ê)	224	239
4.500% due 2022	129	137	5.000% due 2035	2,999	3,297
5.000% due 2022	128	139	5.500% due 2035	344	383
5.500% due 2022	152	165	6.000% due 2035	622	701
2.545% due 2023	1,524	1,482	5.000% due 2036	345	379
3.800% due 2023	422	431	5.500% due 2036	1,727	1,918
4.500% due 2023	400	426	6.000% due 2036	372	417
5.000% due 2023	292	317	6.500% due 2036	76	86
5.500% due 2023	147	160	5.000% due 2037	185	204
4.000% due 2024	276	293	5.500% due 2037	1,156	1,281
4.500% due 2024	215	230	6.000% due 2037	1,060	1,185
5.000% due 2024	26	27	6.500% due 2037	70	79
8.000% due 2024	26	30	5.000% due 2038	547	601
8.500% due 2024	6	6	5.500% due 2038	1,848	2,049
9.000% due 2024	2	2	6.000% due 2038	498	557
3.500% due 2025	224	236	4.500% due 2039	703	755
4.000% due 2025	953	1,013	5.000% due 2039	5	5
4.500% due 2025	686	734	5.500% due 2039	162	179
7.000% due 2025	5	6	4.000% due 2040	441	462
8.500% due 2025	13	13	4.500% due 2040	1,701	1,828
3.000% due 2026	283	292	5.000% due 2040	1,053	1,156
3.500% due 2026	1,487	1,567	5.500% due 2040	398	441
4.000% due 2026	1,196	1,274	6.000% due 2040	593	663
5.000% due 2026	416	455	3.500% due 2041	2,306	2,345
6.000% due 2026	47	52	4.000% due 2041	3,557	3,731
7.000% due 2026	11	12	4.500% due 2041	1,448	1,555
9.000% due 2026	2	3	5.000% due 2041	1,209	1,327
2.500% due 2027	46	46	5.500% due 2041	500	553
3.000% due 2027	1,188	1,227	6.000% due 2041	1,789	2,001

See accompanying notes which are an integral part of the financial statements.

330 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.000% due 2042	744	725	Series 2005-117 Class LC
3.500% due 2042	1,469	1,493	5.500% due 11/25/35	777	840
4.000% due 2042	462	485	Series 2006-5 Class 3A2
3.000% due 2043	6,207	6,057	2.281% due 05/25/35 (Ê)	25	26
3.500% due 2043	6,390	6,502	Series 2007-30 Class AF
4.000% due 2043	1,139	1,195	0.462% due 04/25/37 (Ê)	170	170
4.500% due 2043	92	99	Series 2007-73 Class A1
1.329% due 2044(Ê)	48	49	0.212% due 07/25/37 (Ê)	156	153
4.500% due 2044	98	106
			Series 2009-70 Class PS
15 Year TBA(Ï)			Interest Only STRIP
2.500%	12,260	12,337	6.598% due 01/25/37 (Ê)	4,020	628
3.000%	4,740	4,891	Series 2009-96 Class DB
3.500%	4,440	4,676	4.000% due 11/25/29	1,121	1,187
4.500%	1,000	1,062	Series 2011-127 Class FA
5.000%	22,350	24,508	0.602% due 12/25/41 (Ê)	364	366
5.500%	3,340	3,693	Fannie Mae Whole Loan
30 Year TBA(Ï)			Series 2003-W1 Class 1A1
3.000%	20,125	19,609	5.931% due 12/25/42	30	33
3.500%	23,620	23,972	Series 2003-W2 Class 1A1
4.000%	19,385	20,310	6.500% due 07/25/42	99	113
4.500%	24,335	26,119	Series 2004-W2 Class 2A2
5.000%	4,000	4,376	7.000% due 02/25/44	482	558
5.500%	1,905	2,128	Series 2004-W2 Class 5AF
4.000% due 08/01/42	425	445	0.502% due 03/25/44 (Ê)	143	143
			Series 2004-W12 Class 1A1
Series 2003-343 Class 6			6.000% due 07/25/44	502	563
Interest Only STRIP
5.000% due 10/01/33	203	36	Fannie Mae-Aces
			Series 2006-M2 Class A2F
Series 2003-345 Class 18			5.259% due 05/25/20	468	520
Interest Only STRIP
4.500% due 12/01/18	294	20	Series 2012-M12 Class 1A
Series 2003-345 Class 19			2.935% due 08/25/22	1,324	1,319
Interest Only STRIP			Series 2012-M15 Class A
4.500% due 01/01/19	321	21	2.744% due 10/25/22	1,543	1,509
Series 2005-365 Class 12			FDIC Guaranteed Notes Trust
Interest Only STRIP			Series 2010-S1 Class 1A
5.500% due 12/01/35	473	91	0.703% due 02/25/48 (Ê)(Þ)	237	237
Series 2006-369 Class 8			FDIC Trust
Interest Only STRIP			Series 2010-R1 Class A
5.500% due 04/01/36	95	18	2.184% due 05/25/50 (Þ)	880	886
Fannie Mae Grantor Trust			Federal Home Loan Bank
Series 2002-T5 Class A1			4.500% due 07/01/41	115	123
0.392% due 05/25/32 (Ê)	325	319	Federal Home Loan Mortgage Corp.
			Multifamily Structured Pass Through
Series 2002-T19 Class A1			Certificates
6.500% due 07/25/42	75	85	Series 2011-K014 Class X1
Fannie Mae REMIC Trust			Interest Only STRIP
Series 2004-W12 Class 1A3			1.428% due 04/25/21	4,583	330
7.000% due 07/25/44	1,110	1,279	Series 2011-K702 Class X1
Fannie Mae REMICS			Interest Only STRIP
Series 1992-158 Class ZZ			1.702% due 02/25/18	5,146	265
7.750% due 08/25/22	41	46	Series 2012-K020 Class A2
Series 2003-32 Class FH			2.373% due 05/25/22	1,510	1,456
0.552% due 11/25/22 (Ê)	3	3	Series 2012-K020 Class X1
Series 2003-35 Class FY			Interest Only STRIP
0.552% due 05/25/18 (Ê)	156	156	1.607% due 05/25/22	7,656	712

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 331

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-K501 Class X1A			5.000% due 2035	320	351
Interest Only STRIP			5.500% due 2035	421	467
1.863% due 08/25/16	19,271	501	6.000% due 2035	95	107
Series 2012-K706 Class X1			5.500% due 2036	269	297
Interest Only STRIP			6.000% due 2036	132	149
1.729% due 10/25/18	8,945	558	5.000% due 2037	10	11
Series 2013-K024 Class X1			5.500% due 2037	140	154
Interest Only STRIP			6.000% due 2037	264	294
1.022% due 09/25/22	8,368	493	6.576% due 2037(Ê)	336	353
Federal Home Loan Mortgage Corp.			5.000% due 2038	304	333
Structured Pass Through Securities			5.500% due 2038	1,422	1,566
Series 2002-51 Class 1A			6.000% due 2038	1,192	1,331
6.500% due 09/25/43	1,270	1,448	4.500% due 2039	339	364
			5.500% due 2039	31	34
Series 2005-63 Class 1A1			6.000% due 2039	151	168
1.329% due 02/25/45 (Ê)	31	31	4.000% due 2040	1,800	1,894
FHA Project Citi 68 NP			4.500% due 2040	690	741
7.430% due 06/27/21	27	27	5.000% due 2040	142	155
Freddie Mac			5.500% due 2040	109	120
6.000% due 2016	24	25	6.000% due 2040	74	82
9.000% due 2016	12	12	4.000% due 2041	6,508	6,836
6.000% due 2017	66	68	4.500% due 2041	1,496	1,607
8.000% due 2017	1	1	5.000% due 2041	1,066	1,169
4.500% due 2018	128	136	3.000% due 2042	1,900	1,852
5.000% due 2018	31	33	3.500% due 2042	1,100	1,117
4.500% due 2019	46	49	4.000% due 2042	599	628
5.000% due 2019	97	103	3.000% due 2043	3,102	3,024
5.500% due 2019	140	149	3.500% due 2043	3,517	3,577
6.000% due 2022	6	7	4.000% due 2043	2,575	2,686
5.500% due 2024	144	157	4.000% due 2044	500	523
9.000% due 2024	4	4	4.500% due 2044	174	188
6.500% due 2025	4	4	30 Year TBA(Ï)
8.000% due 2025	5	6	3.000%	2,250	2,190
9.000% due 2025	5	5	3.500%	4,130	4,264
3.000% due 2026	172	177
9.000% due 2026	1	1	4.000%	3,315	3,468
2.482% due 2027(Ê)	10	11	Freddie Mac Mortgage Trust
5.000% due 2027	3	3	Series 2013-K24 Class B
6.500% due 2027	—	—	3.623% due 11/25/45 (Þ)	1,565	1,506
8.500% due 2027	17	20	Freddie Mac REMICS
5.000% due 2028	210	231	Series 1991-1053 Class G
6.000% due 2028	208	231	7.000% due 03/15/21	9	11
6.500% due 2028	58	66	Series 1998-2104 Class ZM
6.500% due 2029	66	74	6.000% due 12/15/28	109	120
2.533% due 2030(Ê)	4	4	Series 2000-2266 Class F
6.500% due 2031	92	105	0.602% due 11/15/30 (Ê)	3	3
5.500% due 2032	220	245	Series 2002-2533 Class Z
6.000% due 2032	28	31	5.500% due 12/15/32	2,267	2,518
6.500% due 2032	156	178
7.000% due 2032	118	132	Series 2006-3123 Class HT
7.500% due 2032	18	21	5.000% due 03/15/26	796	857
5.500% due 2033	301	332	Series 2006-R006 Class ZA
6.000% due 2033	2	2	6.000% due 04/15/36	1,947	2,121
4.500% due 2034	76	82	Series 2007-3335 Class BF
5.000% due 2034	647	711	0.302% due 07/15/19 (Ê)	140	140
5.500% due 2034	97	108	Series 2007-3335 Class FT
6.000% due 2034	42	48	0.302% due 08/15/19 (Ê)	199	199
6.500% due 2034	37	42

See accompanying notes which are an integral part of the financial statements.

332 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2009-3569 Class NY			4.810% due 2061	2,784	3,042
5.000% due 08/15/39	3,600	3,968	5.245% due 2061	838	936
Series 2010-3653 Class B			4.564% due 2062	2,628	2,898
4.500% due 04/15/30	1,545	1,660	4.845% due 2062	395	433
Series 2012-3989 Class BW			4.652% due 2063	354	393
3.500% due 01/15/27	3,180	3,211	4.661% due 2063	141	156
Series 2012-4019 Class JD			4.732% due 2063	266	293
3.000% due 05/15/41	670	676	30 Year TBA(Ï)
GE Business Loan Trust			3.000%	2,780	2,764
Series 2003-2A Class A			3.500%	4,550	4,681
0.522% due 11/15/31 (Ê)(Þ)	1,168	1,113	4.000%	6,220	6,581
GE Capital Commercial Mortgage Corp.			4.500%	1,690	1,832
Series 2005-C1 Class A5			3.500% due 01/20/43	353	364
4.772% due 06/10/48	1,500	1,532	Government National Mortgage
Series 2005-C3 Class A7B			Association
5.035% due 07/10/45	750	783	Series 1999-44 Class ZG
Ginnie Mae I			8.000% due 12/20/29	93	110
8.000% due 2017	2	2	Series 2004-93 Class PC
10.500% due 2020	2	2	5.000% due 04/16/34	2,257	2,405
8.000% due 2022	5	6	Series 2007-26 Class SD
8.500% due 2022	7	7	Interest Only STRIP
8.500% due 2024	4	4	6.648% due 05/16/37 (Ê)	3,200	551
8.000% due 2025	12	12	Series 2010-74 Class IO
9.000% due 2025	7	7	Interest Only STRIP
8.000% due 2026	29	33	0.456% due 03/16/50	7,416	202
3.000% due 2027	1,485	1,546
7.000% due 2029	1	1	Series 2010-124 Class C
8.000% due 2029	4	5	3.392% due 03/16/45	525	544
8.500% due 2029	17	18	Series 2010-H04 Class BI
8.000% due 2030	16	16	Interest Only STRIP
7.000% due 2031	118	137	1.386% due 04/20/60	4,581	263
7.000% due 2032	31	33	Series 2010-H22 Class JI
7.000% due 2033	12	13	Interest Only STRIP
5.000% due 2039	2,295	2,520	2.500% due 11/20/60	7,501	752
5.000% due 2041	74	82	Series 2011-1 Class A
3.000% due 2042	556	554	2.239% due 12/16/31	23	23
3.000% due 2043	705	703	Series 2011-38 Class C
3.500% due 2043	260	268	4.475% due 09/16/51	550	581
Ginnie Mae II			Series 2011-H02 Class BI
1.625% due 2027(Ê)	18	19	Interest Only STRIP
1.625% due 2030(Ê)	6	7	0.409% due 02/20/61	19,163	320
2.000% due 2030(Ê)	44	46	Series 2012-115 Class A
7.500% due 2032	3	3	2.131% due 04/16/45	436	423
5.500% due 2039	225	250
3.500% due 2040(Ê)	5,881	6,197	Series 2012-115 Class IO
4.000% due 2040(Ê)	1,074	1,133	Interest Only STRIP
4.000% due 2041	457	484	0.432% due 04/16/54	6,491	309
4.500% due 2041	2,518	2,734	Series 2012-147 Class AE
5.500% due 2041	28	31	1.750% due 07/16/47	1,025	974
3.000% due 2042	270	269	Series 2012-H11 Class CI
3.500% due 2042	853	879	Interest Only STRIP
4.000% due 2042	1,759	1,863	2.905% due 04/20/62	5,072	482
4.500% due 2042	1,436	1,557	Series 2012-H23 Class FI
3.000% due 2043	966	963	Interest Only STRIP
3.500% due 2043	1,584	1,632	0.786% due 10/20/62	6,436	194
5.390% due 2059	665	716
4.700% due 2061	1,282	1,397

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 333

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-40 Class IO			Series 2004-LN2 Class B
Interest Only STRIP			5.362% due 07/15/41	500	505
1.078% due 06/16/54	5,337	376	Series 2005-LDP2 Class A3
Series 2013-H03 Class HI			4.697% due 07/15/42	9	9
Interest Only STRIP			Series 2006-LDP8 Class A4
2.584% due 12/20/62	4,716	553	5.399% due 05/15/45	1,043	1,127
Series 2013-H06 Class HI			Series 2007-CB20 Class ASB
Interest Only STRIP			5.688% due 02/12/51	713	758
2.939% due 01/20/63	10,311	1,170	Series 2013-C15 Class A4
Series 2013-H07 Class JL			4.096% due 11/15/45	1,030	1,083
Interest Only STRIP			Series 2014-FBLU Class C
2.625% due 03/20/63	10,818	1,319	2.153% due 12/15/28 (Ê)(Þ)	675	677
Greenpoint Mortgage Pass-Through			JPMorgan Mortgage Trust
Certificates			Series 2005-A1 Class 6T1
Series 2003-1 Class A1			3.252% due 02/25/35 (Ê)	50	49
2.793% due 10/25/33 (Ê)	113	114	LB-UBS Commercial Mortgage Trust
GS Mortgage Securities Corp. II			Series 2004-C7 Class A1A
Series 2011-GC5 Class A4			4.475% due 10/15/29	279	283
3.707% due 08/10/44	1,210	1,260	Series 2007-C6 Class A4
GS Mortgage Securities Trust			5.858% due 07/15/40	1,127	1,210
Series 2012-GCJ7 Class XA
Interest Only STRIP			MASTR Alternative Loan Trust
2.768% due 05/10/45	9,249	1,162	Series 2003-4 Class B1
			5.896% due 06/25/33	177	178
GSMPS Mortgage Loan Trust
Series 2004-4 Class 1AF			Series 2004-10 Class 5A6
0.552% due 06/25/34 (Ê)(Þ)	458	399	5.750% due 09/25/34	259	269
GSR Mortgage Loan Trust			Merrill Lynch Floating Trust
Series 2005-AR7 Class 6A1			Series 2008-LAQA Class A2
5.013% due 11/25/35 (Ê)	874	865	0.690% due 07/09/21 (Ê)(Þ)	3,900	3,887
HarborView Mortgage Loan Trust			Merrill Lynch Mortgage Investors Trust
Series 2004-4 Class 3A			Series 2005-2 Class 3A
1.277% due 06/19/34 (Ê)	59	57	1.152% due 10/25/35 (Ê)	87	82
Series 2005-4 Class 3A1			Series 2005-3 Class 4A
2.712% due 07/19/35 (Ê)	202	175	0.402% due 11/25/35 (Ê)	33	31
Series 2006-3 Class 1A1A			Series 2005-A10 Class A
2.759% due 06/19/36 (Ê)	2,303	1,559	0.362% due 02/25/36 (Ê)	164	149
Homestar Mortgage Acceptance Corp.			Merrill Lynch Mortgage Trust
Series 2004-5 Class A1			Series 2005-CIP1 Class AM
0.602% due 10/25/34 (Ê)	2,117	2,115	5.107% due 07/12/38	1,315	1,380
Impac CMB Trust			ML-CFC Commercial Mortgage Trust
Series 2004-5 Class 1A1			Series 2007-5 Class A4
0.872% due 10/25/34 (Ê)	254	245	5.378% due 08/12/48	494	534
IndyMac INDX Mortgage Loan Trust			Series 2007-7 Class A4
Series 2004-AR6 Class 5A1			5.810% due 06/12/50	640	707
2.564% due 10/25/34 (Ê)	1,213	1,189	Series 2007-8 Class ASB
Series 2005-AR15 Class A2			6.024% due 08/12/49	519	527
4.590% due 09/25/35 (Ê)	142	125	Morgan Stanley Bank of America Merrill
JPMorgan Chase Commercial Mortgage			Lynch Trust
Securities Trust			Series 2013-C7 Class AS
4.936% due 08/15/42	1,344	1,396	3.214% due 02/15/46	740	715
4.388% due 02/15/46	2,650	2,888	Morgan Stanley Capital I Trust
			2.111% due 03/15/45	1,400	1,426
Series 2003-C1 Class D
5.192% due 01/12/37	172	172	Series 2006-IQ12 Class AM
			5.370% due 12/15/43	350	381
Series 2004-A2 Class 3A1
2.487% due 05/25/34 (Ê)	744	739

See accompanying notes which are an integral part of the financial statements.
334 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-HQ12 Class A2			Series 2003-UP2 Class A1
5.777% due 04/12/49	178	184	7.000% due 12/25/18	31	33
Morgan Stanley Capital I, Inc.			Structured Asset Mortgage Investments
Series 2005-HQ5 Class A4			Series 2005-AR5 Class A2
5.168% due 01/14/42	724	738	0.402% due 07/19/35 (Ê)	178	167
Series 2006-T21 Class A4			Structured Asset Securities Corp.
5.162% due 10/12/52	1,135	1,197	Series 2003-34A Class 5A4
Series 2006-T23 Class A4			2.415% due 11/25/33 (Ê)	1,186	1,205
5.985% due 08/12/41	1,310	1,430	Series 2006-11 Class A1
Series 2011-C3 Class A4			2.646% due 10/28/35 (Ê)(Þ)	58	55
4.118% due 07/15/49	235	251	Wachovia Bank Commercial Mortgage
Morgan Stanley Mortgage Loan Trust			Trust
Series 2004-6AR Class 1A			Series 2003-C9 Class D
0.602% due 07/25/34 (Ê)	1,550	1,503	5.209% due 12/15/35	9	9
Mortgage Pass Through Certificates			Series 2004-C14 Class E
Series 2001-CIB2 Class D			5.358% due 08/15/41 (Þ)	530	534
6.847% due 04/15/35	355	363	Series 2004-C14 Class F
Mortgage-Linked Amortizing Notes			5.526% due 08/15/41 (Þ)	400	403
Series 2012-1 Class A10			Series 2006-C24 Class A1A
2.060% due 01/15/22	1,108	1,117	5.557% due 03/15/45	2,560	2,752
Motel 6 Trust			Series 2007-WHL8 Class A1
Series 2012-MTL6 Class A2			0.232% due 06/15/20 (Ê)(Þ)	32	31
1.948% due 10/05/25 (Þ)	540	538	Washington Mutual Mortgage Pass-
Series 2012-MTL6 Class XA1			Through Certificates Trust
Interest Only STRIP			Series 2003-AR9 Class 1A7
3.171% due 10/05/25 (Þ)	6,760	122	2.419% due 09/25/33 (Ê)	50	51
NCUA Guaranteed Notes			Series 2003-AR10 Class A7
Series 2010-R1 Class 2A			2.423% due 10/25/33 (Ê)	456	462
1.840% due 10/07/20	2,969	3,001	Series 2005-AR13 Class A1A1
NorthStar Mortgage Trust			0.442% due 10/25/45 (Ê)	58	54
Series 2012-1 Class A			Series 2007-OA2 Class 2A
1.357% due 08/25/29 (Ê)(Þ)	424	424	0.826% due 01/25/47 (Ê)	252	176
OBP Depositor LLC Trust			Wells Fargo Mortgage Backed Securities
Series 2010-OBP Class A			Trust
4.646% due 07/15/45 (Þ)	595	657	Series 2003-17 Class 2A10
Prime Mortgage Trust			5.500% due 01/25/34	556	585
Series 2004-CL1 Class 1A2			Series 2004-CC Class A1
0.552% due 02/25/34 (Ê)	34	32	2.615% due 01/25/35 (Ê)	155	156
Series 2004-CL1 Class 2A2			Series 2006-2 Class 2A3
0.552% due 02/25/19 (Ê)	1	—	5.500% due 03/25/36	201	193
RALI Trust			Series 2006-AR2 Class 2A1
Series 2005-QA10 Class A41			2.613% due 03/25/36	250	250
3.529% due 09/25/35 (Ê)	450	345	Series 2006-AR8 Class 1A3
Series 2005-QO3 Class A1			2.618% due 04/25/36 (Ê)	1,103	1,096
0.552% due 10/25/45 (Ê)	521	378	WFRBS Commercial Mortgage Trust
Series 2006-QO7 Class 3A2			Series 2011-C5 Class A4
0.357% due 09/25/46 (Ê)	671	431	3.667% due 11/15/44	1,105	1,146
RBSSP Resecuritization Trust			Series 2012-C7 Class A2
Series 2010-3 Class 9A1			3.431% due 06/15/45	1,630	1,652
5.500% due 02/26/35 (Þ)	1,788	1,862	Series 2014-C19 Class A3
RREF LLC			3.660% due 03/15/47	480	496
Series 2013-LT2 Class A					485,403
2.833% due 05/22/28 (Þ)	290	289
Salomon Brothers Mortgage Securities			Municipal Bonds - 1.8%
VII, Inc.

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 335

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Brazos Higher Education Authority			State of Illinois General Obligation
Revenue Bonds			Unlimited
0.584% due 12/26/24 (Ê)	338	331	4.350% due 06/01/18		1,470	1,558
City of Houston Texas General			5.877% due 03/01/19		335	377
Obligation Limited			4.950% due 06/01/23		500	524
6.290% due 03/01/32	765	926	5.100% due 06/01/33		475	474
City of New York New York General			Tobacco Settlement Finance Authority
Obligation Unlimited			Revenue Bonds
6.646% due 12/01/31	400	469	7.467% due 06/01/47		450	381
6.246% due 06/01/35	600	670				28,798
County of Clark Department of Aviation			Non-US Bonds - 3.1%
Revenue Bonds
6.820% due 07/01/45	200	268	Bumper 2 SA
Iowa Tobacco Settlement Authority			Series 2011-2 Class A
Revenue Bonds			1.496% due 02/23/23 (Ê)	EUR	1,858	2,588
6.500% due 06/01/23	60	60	Fosse Master Issuer PLC
La Paz County Industrial Development			Series 2011-1X Class A7
Authority Revenue Bonds			1.727% due 10/18/54 (Ê)	EUR	3,000	4,239
7.000% due 03/01/34	1,170	1,111	Granite Master Issuer PLC
Los Angeles Community College District			Series 2005-2 Class A5
General Obligation Unlimited			0.528% due 12/20/54 (Ê)	EUR	589	812
6.750% due 08/01/49	3,900	5,442	Series 2005-2 Class A7
Los Angeles Unified School District			0.806% due 12/20/54 (Ê)	GBP	162	271
General Obligation Unlimited			Series 2005-4 Class A5
6.758% due 07/01/34	100	132	0.448% due 12/20/54 (Ê)	EUR	763	1,051
Massachusetts School Building			Series 2006-4 Class A7
Authority Revenue Bonds			0.468% due 12/20/54 (Ê)	EUR	301	414
5.468% due 06/15/27	5,000	5,721	Granite Mortgages PLC
Municipal Electric Authority of Georgia			Series 2004-2 Class 3A
Revenue Bonds			0.843% due 06/20/44 (Ê)	GBP	1,917	3,212
6.637% due 04/01/57	990	1,142	Highway BV
7.055% due 04/01/57	1,410	1,547	Series 2012-1 Class A
New York City Water & Sewer System			1.361% due 03/26/24 (Ê)	EUR	1,358	1,889
Revenue Bonds			Holmes Master Issuer PLC
6.491% due 06/15/42	1,700	1,894	Series 2010-1X Class A4
New York State Dormitory Authority			1.828% due 10/15/54 (Ê)	EUR	5,800	8,180
Revenue Bonds			Hyde Park CDO BV
5.000% due 03/15/34	2,000	2,193	Series 2006-1A Class A1
Public Power Generation Agency			0.624% due 06/14/22 (Ê)(Þ)	EUR	580	796
Revenue Bonds			Italy Buoni Poliennali Del Tesoro
7.242% due 01/01/41	300	333	3.000% due 06/15/15	EUR	500	711
San Diego County Regional Airport			4.500% due 07/15/15	EUR	3,300	4,783
Authority Revenue Bonds			3.750% due 08/01/15	EUR	1,000	1,439
6.628% due 07/01/40	500	539	3.000% due 11/01/15	EUR	200	287
San Diego Tobacco Settlement Revenue			2.750% due 12/01/15	EUR	500	715
Funding Corp. Revenue Bonds
7.125% due 06/01/32	240	234	3.750% due 04/15/16	EUR	100	147
South Carolina Student Loan Corp.			3.750% due 08/01/16	EUR	3,300	4,867
Revenue Bonds			1.500% due 12/15/16	EUR	100	140
0.356% due 12/01/20 (Ê)	900	889	Italy Certificati di Credito del Tesoro
State of California General Obligation			Zero coupon due 06/30/15	EUR	900	1,238
Unlimited			LBG Capital No 2 PLC
6.200% due 10/01/19	345	414	Series 21
6.650% due 03/01/22	850	1,031	15.000% due 12/21/19	GBP	700	1,714
7.500% due 04/01/34	100	138	Province of Quebec Canada
			4.250% due 12/01/21	CAD	1,000	998

See accompanying notes which are an integral part of the financial statements.
336 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Silenus European Loan Conduit, Ltd.				6.250% due 07/15/32	115	157
Series 2007-25X Class A				Tennessee Valley Authority
0.438% due 05/15/19 (Ê)	EUR	17	24	6.150% due 01/15/38	345	446
Spain Government Bond				United States Treasury Floating Rate
4.000% due 07/30/15	EUR	1,100	1,589	Note
3.750% due 10/31/15	EUR	1,800	2,611	0.075% due 01/31/16 (Ê)	11,400	11,396
3.150% due 01/31/16	EUR	300	434			40,069
3.300% due 07/30/16	EUR	2,300	3,364	United States Government Treasuries - 18.9%
4.250% due 10/31/16	EUR	200	300	United States Treasury Floating Rate
2.100% due 04/30/17	EUR	100	143	Note
Titrisocram				0.099% due 04/30/16	4,000	4,000
Series 2012-1 Class A				United States Treasury Inflation Indexed
1.223% due 03/25/22 (Ê)	EUR	513	714	Bonds
			49,670	0.125% due 04/15/16	4,238	4,359
United States Government Agencies - 2.5%				0.125% due 04/15/17	4,046	4,173
Fannie Mae				0.125% due 04/15/18	1,508	1,549
0.625% due 08/26/16		500	500	0.125% due 04/15/19	200	205
5.000% due 05/11/17		200	224	1.375% due 01/15/20	217	236
5.375% due 06/12/17		100	113	1.250% due 07/15/20	753	817
7.125% due 01/15/30		240	345	1.125% due 01/15/21	107	115
7.250% due 05/15/30		230	334	0.625% due 07/15/21	312	324
6.625% due 11/15/30		415	575	0.125% due 01/15/22	207	205
Federal Farm Credit Banks				0.125% due 07/15/22	2,042	2,019
5.125% due 08/25/16		310	343	0.125% due 01/15/23	203	199
Federal Home Loan Banks				2.375% due 01/15/25	10,586	12,605
2.500% due 05/26/15		1,690	1,651	2.000% due 01/15/26	710	820
0.550% due 06/03/16		1,785	1,785	2.375% due 01/15/27	8,498	10,240
2.875% due 09/11/20		875	910	1.750% due 01/15/28	6,499	7,321
Federal Home Loan Mortgage Corp.				2.500% due 01/15/29	1,968	2,431
2.000% due 08/25/16		2,815	2,908	1.375% due 02/15/44	3,007	3,172
0.875% due 10/14/16		2,645	2,658	United States Treasury Notes
0.875% due 02/22/17		905	906	0.375% due 06/15/15	5,000	5,014
1.000% due 03/08/17		200	201	0.375% due 11/15/15	7,710	7,726
1.000% due 06/29/17		1,200	1,200	1.375% due 11/30/15	2,360	2,402
1.000% due 09/29/17		400	398	0.250% due 12/15/15	2,695	2,694
1.250% due 08/01/19		100	97	2.125% due 12/31/15	940	969
1.250% due 10/02/19		1,000	964	0.375% due 01/15/16	8,645	8,656
2.375% due 01/13/22		460	453	2.000% due 01/31/16	915	942
Federal National Mortgage Association				0.375% due 02/15/16	1,500	1,501
0.500% due 10/22/15		1,490	1,494	2.125% due 02/29/16	1,500	1,549
0.500% due 03/30/16		700	701	0.375% due 03/31/16	2,500	2,500
1.125% due 04/27/17		600	604	0.250% due 04/15/16	5,140	5,125
0.875% due 10/26/17		3,700	3,658	0.375% due 04/30/16	4,040	4,037
0.875% due 05/21/18		100	98	1.500% due 06/30/16	6,300	6,436
1.875% due 09/18/18		300	303	4.875% due 08/15/16	1,500	1,648
1.625% due 11/27/18		1,120	1,119	1.000% due 08/31/16	6,620	6,685
1.875% due 02/19/19		1,695	1,708	0.875% due 09/15/16	600	604
1.600% due 12/24/20		1,205	1,143	0.625% due 10/15/16	2,000	2,000
6.000% due 04/18/36		95	105	1.000% due 10/31/16	570	575
Series 1				0.625% due 11/15/16	1,900	1,898
0.500% due 09/28/15		570	572	3.250% due 12/31/16	1,500	1,600
Freddie Mac

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 337

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.000% due 03/31/17	800	803			301,666

0.875% due 04/15/17	3,985	3,987	Total Long-Term Investments
0.875% due 04/30/17	1,700	1,700	(cost $1,351,073)		1,369,627
0.625% due 05/31/17	1,636	1,621
0.750% due 06/30/17	100	99	Preferred Stocks - 0.1%
0.500% due 07/31/17	1,200	1,180	Technology - 0.1%
0.625% due 08/31/17	600	592	Verizon Communications, Inc.	82,000	2,059
1.875% due 09/30/17	11,350	11,651
0.625% due 11/30/17	350	343	Total Preferred Stocks
0.750% due 12/31/17	100	98	(cost $2,063)		2,059
0.875% due 01/31/18	450	444
0.750% due 02/28/18	5,590	5,483	Options Purchased - 0.1%
0.750% due 03/31/18	6,550	6,413	(Number of Contracts)
2.625% due 04/30/18	1,705	1,791	Swaptions
			(Fund Receives/Fund Pays)
1.000% due 05/31/18	16,000	15,766	USD 0.450%/USD Three Month LIBOR
1.500% due 08/31/18	6,400	6,408	Mar 2018 0.00 Put (2)	4,370 (ÿ)	261
1.375% due 09/30/18	5,480	5,450	USD 0.450%/USD Three Month LIBOR
1.625% due 03/31/19	4,505	4,497	Apr 2018 0.00 Put (1)	2,810 (ÿ)	170
1.625% due 04/30/19	6,305	6,288	USD 5.000%/USD Three Month LIBOR
			Jan 2019 0.00 Put (1)	1,630 (ÿ)	110
3.125% due 05/15/19	300	321
1.000% due 08/31/19	3,565	3,418	Total Options Purchased
1.000% due 09/30/19	3,240	3,101	(cost $600)		541
1.250% due 02/29/20	900	865
1.125% due 03/31/20	1,000	953	Short-Term Investments - 22.5%
1.875% due 06/30/20	500	495	Abbey National Treasury Services PLC
2.125% due 01/31/21	5,840	5,816	3.875% due 11/10/14 (Þ)	1,010	1,028
			Anheuser-Busch InBev Worldwide, Inc.
2.250% due 04/30/21	1,275	1,276	3.625% due 04/15/15	1,270	1,309
3.125% due 05/15/21	315	334	ARI Fleet Lease Trust
8.125% due 05/15/21	1,490	2,072	0.250% due 04/15/15 (Þ)	1,050	1,050
2.125% due 08/15/21	6,710	6,632	Banco Santander Brasil SA
2.000% due 02/15/22	6,680	6,498	4.500% due 04/06/15 (Þ)	100	103
1.625% due 08/15/22	2,650	2,481	Bank of America Corp.
1.750% due 05/15/23	590	550	4.500% due 04/01/15	100	104
6.250% due 08/15/23	100	131	Cameron International Corp.
2.750% due 02/15/24	28,320	28,568	1.166% due 06/02/14 (Ê)	400	400
6.000% due 02/15/26	830	1,099	Citigroup, Inc.
6.625% due 02/15/27	850	1,193	6.375% due 08/12/14	350	355
Zero coupon due 11/15/27	2,200	1,444	5.000% due 09/15/14	1,500	1,524
6.125% due 11/15/27	800	1,086	5.500% due 10/15/14	655	670
5.500% due 08/15/28	600	774	0.516% due 11/05/14 (Ê)	1,300	1,300
			Commonwealth Bank of Australia
5.250% due 02/15/29	1,750	2,210	1.950% due 03/16/15	1,795	1,820
5.375% due 02/15/31	3,000	3,877	ConocoPhillips
4.375% due 02/15/38	3,850	4,509	4.600% due 01/15/15	1,545	1,589
3.125% due 02/15/42	2,000	1,891	Credit Suisse
2.750% due 08/15/42	4,355	3,801	0.465% due 03/17/15 (~)	200	200
2.750% due 11/15/42	3,725	3,244	3.500% due 03/23/15	2,065	2,121
3.125% due 02/15/43	1,165	1,095	0.467% due 04/10/15 (~)	750	750
2.875% due 05/15/43	695	620	Credit Suisse NY
3.750% due 11/15/43	6,450	6,806	5.500% due 05/01/14 (ç)	500	500
3.625% due 02/15/44	10,225	10,541	Daimler Finance NA LLC

See accompanying notes which are an integral part of the financial statements.
338 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
2.300% due 01/09/15 (Å)	900	911	1.000% due 05/12/14 (ç)(~)		565	565
Direct Capital Funding V LLC			Metropolitan Life Global Funding I
Series 2013-2 Class A1			5.125% due 06/10/14 (Þ)		300	301
0.700% due 09/20/14 (Þ)	538	538	Morgan Stanley
Duke Energy Corp.			6.000% due 04/28/15		100	105
3.350% due 04/01/15	540	554	Series GMTN
ENI Finance USA, Inc.			6.000% due 05/13/14		680	681
Zero coupon due 05/07/14 (ç)(~)	1,795	1,795	National Rural Utilities Cooperative
European Investment Bank			Finance Corp. Discount Notes
Series USD			0.000% due 05/20/14 (ç)(~)		2,590	2,590
1.125% due 04/15/15	825	832	0.000% due 06/04/14 (ç)(~)		145	145
Fannie Mae			Northern Pines Funding, LLC
7.000% due 03/01/15	—	—	1.000% due 06/24/14 (ç)(~)		895	895
Federal Home Loan Bank Discount			Novartis Capital Corp.
Notes			2.900% due 04/24/15		265	272
Zero coupon due 05/16/14 (ç)(~)	3,915	3,915	Prestige Auto Receivables Trust
Zero coupon due 05/21/14 (ç)(~)	1,430	1,430	Series 2014-1A Class A1
Zero coupon due 05/30/14 (ç)(~)	1,580	1,580	0.270% due 04/15/15 (Þ)		2,623	2,623
Zero coupon due 06/03/14 (ç)(~)	2,885	2,885	Reckitt Benckiser Treasury Services
0.010% due 06/20/14 (ç)(~)	3,235	3,234	PLC
Zero coupon due 07/07/14 (~)	2,500	2,500	Zero coupon due 04/02/15 (~)		2,180	2,173
0.010% due 07/11/14 (~)	4,225	4,224	Rhein - Main Securitisation Ltd.
			0.210% due 05/15/14 (ç)(~)		1,250	1,250
Zero coupon due 07/16/14 (~)	1,740	1,740	Russell U.S. Cash Management Fund	232,946,196(∞)		232,946
Zero coupon due 07/23/14 (~)	1,765	1,765	Santander Drive Auto Receivables Trust
Zero coupon due 07/30/14 (~)	2,340	2,340	Series 2014-1 Class A1
Zero coupon due 08/27/14 (~)	500	500	0.270% due 01/15/15		1,320	1,320
First Investors Auto Owner Trust			Sheffield Receivables Corp.
Series 2013-3A Class A1			Zero coupon due 07/24/14 (~)		1,220	1,219
0.330% due 11/17/14 (Þ)	38	38	Spain Government Bond
Ford Credit Auto Lease Trust			3.000% due 04/30/15	EUR	700	994
Series 2012-A Class A3			Standard Chartered PLC
0.850% due 01/15/15	611	611	3.850% due 04/27/15 (Þ)		2,005	2,065
Ford Credit Auto Owner Trust			Sumitomo Mitsui Banking Corp.
Series 2014-A Class A1			0.633% due 03/13/15 (~)		900	902
0.230% due 01/15/15 (Þ)	229	229	Telefonos de Mexico SAB de CV
Ford Motor Credit Co. LLC			5.500% due 01/27/15		865	893
3.875% due 01/15/15	2,900	2,967	Time Warner Cable, Inc.
HSBC USA, Inc.			3.500% due 02/01/15		975	995
2.375% due 02/13/15	860	874	Timken Co. (The)
Indian Oil Corp., Ltd.			6.000% due 09/15/14		760	774
4.750% due 01/22/15	200	204	UBS AG
International Business Machines Corp.			0.010% due 03/24/15 (~)		1,750	1,750
0.550% due 02/06/15	1,000	1,003	United States Treasury Bills
International Lease Finance Corp.			-% due 08/14/14 (~)		35	35
6.500% due 09/01/14 (Þ)	1,700	1,734	Zero coupon due 08/21/14		7	7
JPMorgan Chase & Co.			United States Treasury Inflation Indexed
3.700% due 01/20/15	4,795	4,905	Bonds
Kaupthing Bank Hf			2.000% due 07/15/14		4,950	5,019
7.625% due 02/28/15 (Þ)	1,210	280	0.500% due 04/15/15		1,495	1,523
Kellogg Co.			United States Treasury Notes
0.454% due 02/13/15 (Ê)	425	425	0.250% due 02/28/15		30,000	30,039
Kommunalbanken AS			Vodafone Group PLC
0.240% due 08/28/14 (Ê)(Þ)	1,560	1,560	0.010% due 04/10/15 (~)		2,065	2,055
Manhattan Asset Funding Co. LLC			Volvo Treasury AB

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 339

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
5.950% due 04/01/15 (Þ)	1,085	1,135
Westlake Automobile Receivables Trust
Series 2013-1A Class A1
0.550% due 10/15/14 (Þ)	800	800
Working Capital Management Co. LP
Zero coupon due 05/13/14 (ç)(~)	2,325	2,325

Total Short-Term Investments
(cost $359,315)		358,792

Repurchase Agreements - 2.0%
Agreement with Bank of America and
State Street Bank (Tri-Party) of
$12,600 dated April 30, 2014 at
0.060% to be repurchased at $12,600
on May 1, 2014 collateralized by:
$12,897 par various United States
Treasury Obligations, valued at
$12,865.	12,600	12,600
Agreement with JPMorgan and State
Street Bank (Tri-Party) of $8,200
dated April 30, 2014 at 0.070% to
be repurchased at $8,200 on May
1, 2014 collateralized by: $8,893
par various United States Agency
Obligations, valued at $8,353.	8,200	8,200
Agreement with Morgan Stanley and
State Street Bank (Tri-Party) of
$11,100 dated April 30, 2014 at
0.060% to be repurchased at $11,100
on May 1, 2014 collateralized by:
$11,067 par various United States
Treasury Obligations, valued at
$11,332.	11,100	11,100

Total Repurchase Agreements
(cost $31,900)		31,900

Total Investments 110.7%
(identified cost $1,744,951)		1,762,919

Other Assets and Liabilities,
Net - (10.7%)		(170,611)

Net Assets - 100.0%		1,592,308

See accompanying notes which are an integral part of the financial statements.

340 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per		Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit		(000)	(000)
Securities	Date	or Shares		$		$	$
0.6%
Alm Loan Funding	10/04/12		750,000	100.00		750	748
ARC Properties Operating Partnership, LP/Clark Acquisition LLC	02/04/14		1,250,000		99.97	1,250	1,251
Blackstone Holdings Finance Co. L.L.C.	04/02/14		865,000		98.59	853	881
Daimler Finance NA LLC	02/12/14		900,000	101.25		911	911
Glencore Funding LLC	04/22/14		1,450,000		99.60	1,444	1,450
GSPA Monetization Trust	10/01/10		660,282	100.89		666	674
ING Investment Management CLO	04/28/14		850,000		98.75	839	840
Mizuho Bank, Ltd.	04/09/14		615,000		99.86	614	614
OHA Credit Partners IX, Ltd.	10/01/13		862,372		99.90	862	860
Ras Laffan Liquefied Natural Gas Co., Ltd. III	03/09/10		582,400	102.59		597	619
							8,848
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional		Expiration		(Depreciation)
		Contracts	Amount		Date		$

Long Positions
Eurodollar Futures		103	USD	25,655	03/15		8
Eurodollar Futures		176	USD	43,760	06/15		13
Eurodollar Futures		276	USD	68,469	09/15		73
Eurodollar Futures		782	USD	193,467	12/15		(113)
Eurodollar Futures		222	USD	54,759	03/16		(75)
Eurodollar Futures		35	USD	8,607	06/16		(15)
Eurodollar Futures		101	USD	24,765	09/16		(15)
Three Month Euribor Interest Rate Futures		10	EUR	2,493	03/15		4
Three Month Euribor Interest Rate Futures		10	EUR	2,493	06/15		7
Three Month Euribor Interest Rate Futures		10	EUR	2,492	09/15		9
Three Month Euribor Interest Rate Futures		10	EUR	2,490	12/15		3
United States Treasury 2 Year Note Futures		230	USD	50,571	06/14		37
United States Treasury 5 Year Note Futures		540	USD	64,505	06/14		(63)
United States Treasury 10 Year Note Futures		602	USD	74,902	06/14		191
United States Treasury Long-Term Bond Futures		236	USD	31,845	06/14		493
United States Treasury Ultra Long-Term Bond Futures		18	USD	2,651	06/14		96
Short Positions
Eurodollar Futures		95	USD	23,433	03/16		8
United States Treasury 10 Year Note Futures		306	USD	38,073	06/14		(16)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							645

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 341

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Inflationary Floor Options	Call	1	0.00	USD	1,930	11/23/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	1,600	03/12/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	1,000	04/07/20	—
Inflationary Floor Options	Put	1	0.00	USD	1,000	09/29/20	(1)
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.550%	Call	1	0.00		400	06/18/14	—
USD Three Month LIBOR/USD 1.400%	Call	2	0.00		4,900	05/06/14	—
USD Three Month LIBOR/USD 1.500%	Call	1	0.00		2,000	05/19/14	—
USD Three Month LIBOR/USD 1.550%	Call	3	0.00		8,000	07/28/14	(7)
USD Three Month LIBOR/USD 1.560%	Call	1	0.00		3,300	09/02/14	(4)
USD Three Month LIBOR/USD 2.500%	Call	1	0.00		2,400	09/02/14	(5)
USD Three Month LIBOR/USD 2.630%	Call	1	0.00		2,000	09/02/14	(10)
USD Three Month LIBOR/USD 2.640%	Call	1	0.00		2,500	06/11/14	(6)
USD Three Month LIBOR/USD 2.750%	Call	1	0.00		2,000	06/16/14	(12)
USD 0.850%/USD Three Month LIBOR	Put	1	0.00		400	06/18/14	—
USD 0.900%/USD Three Month LIBOR	Put	2	0.00		1,000	06/18/14	—
USD 1.800%/USD Three Month LIBOR	Put	1	0.00		2,000	05/19/14	(6)
USD 1.860%/USD Three Month LIBOR	Put	1	0.00		3,300	09/02/14	(35)
USD 1.900%/USD Three Month LIBOR	Put	1	0.00		2,100	05/06/14	—
USD 2.400%/USD Three Month LIBOR	Put	1	0.00		4,700	07/28/14	(4)
USD 3.030%/USD Three Month LIBOR	Put	1	0.00		2,000	09/02/14	(17)
USD 3.040%/USD Three Month LIBOR	Put	1	0.00		2,500	06/11/14	(4)
USD 3.050%/USD Three Month LIBOR	Put	1	0.00		2,000	06/16/14	(3)
USD 3.100%/USD Three Month LIBOR	Put	1	0.00		2,400	09/02/14	(17)
USD 5.000%/USD Three Month LIBOR	Put	1	0.00		6,145	01/14/19	(118)
USD Three Month LIBOR/USD 1.560%	Put	1	0.00		200	02/18/19	(10)
United States Treasury 10 Year Note Futures	Call	9	125.00	USD	9	05/23/14	(3)
United States Treasury 10 Year Note Futures	Put	9	122.00	USD	9	05/23/14	(1)
Total Liability for Options Written (premiums received $528)							(265)

Transactions in options written contracts for the period ended April 30, 2014 were as follows:
			Number of	Premiums
			Contracts	Received
Outstanding October 31, 2013				62	$369
Opened				65	566
Closed				(5)	(1)
Expired				(75)	(406)
Outstanding April 30, 2014				47	$528

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Australia and New Zealand Banking Group		AUD	2,136	USD	1,928	05/12/14	(55)
Australia and New Zealand Banking Group		AUD	20,763	USD	18,660	05/12/14	(615)
Australia and New Zealand Banking Group		EUR	4,226	GBP	3,489	05/12/14	27
Australia and New Zealand Banking Group		NZD	1,531	CAD	1,460	05/12/14	12
Bank of America		USD	1,127	EUR	818	05/02/14	7
Bank of America		USD	45,532	EUR	32,908	05/02/14	123
Bank of America		USD	4,901	EUR	3,547	05/12/14	20
Bank of America		USD	4,977	EUR	3,629	05/12/14	58
Bank of America		USD	295	GBP	179	06/12/14	7

See accompanying notes which are an integral part of the financial statements.
342 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Bank of America	AUD	1,035	USD	960	05/12/14	(1)
Bank of America	CAD	4,617	USD	4,138	05/12/14	(73)
Bank of America	EUR	32,908	USD	45,528	06/03/14	(124)
Bank of America	GBP	25	AUD	45	05/12/14	(1)
Bank of America	GBP	868	AUD	1,550	05/12/14	(26)
Bank of America	NZD	3,004	USD	2,546	05/12/14	(42)
Bank of America	SEK	54,734	USD	8,565	05/12/14	148
Barclays	USD	1,926	AUD	2,165	05/12/14	83
Barclays	USD	294	EUR	213	05/02/14	2
Barclays	USD	653	EUR	476	05/12/14	8
Barclays	CHF	6,404	USD	7,281	05/12/14	4
Barclays	EUR	189	USD	261	05/02/14	(1)
Barclays	NOK	20,637	SEK	22,610	05/12/14	6
BNP Paribas	USD	331	EUR	239	06/03/14	—
BNP Paribas	USD	493	EUR	357	06/03/14	2
Citigroup	USD	295	EUR	214	05/02/14	1
Citigroup	USD	3,656	JPY	373,972	05/12/14	2
Citigroup	USD	4,296	SEK	27,763	05/12/14	(27)
Citigroup	CAD	1,202	USD	1,083	06/19/14	(13)
Citigroup	EUR	2,095	GBP	1,748	05/12/14	44
Citigroup	EUR	6,296	USD	8,680	05/12/14	(55)
Citigroup	EUR	8,437	USD	11,573	05/12/14	(131)
Citigroup	JPY	381,914	CHF	3,284	05/12/14	(4)
Citigroup	JPY	597,684	USD	5,827	05/12/14	(20)
Citigroup	JPY	316,124	USD	3,100	05/13/14	8
Commonwealth Bank of Australia	USD	94	CHF	83	05/07/14	—
Commonwealth Bank of Australia	USD	4,052	CHF	3,544	05/07/14	(25)
Commonwealth Bank of Australia	USD	7,209	CHF	6,347	05/07/14	3
Commonwealth Bank of Australia	USD	9,268	CHF	8,160	05/07/14	4
Commonwealth Bank of Australia	USD	8	CHF	7	06/05/14	—
Commonwealth Bank of Australia	USD	9	CHF	8	06/05/14	—
Commonwealth Bank of Australia	USD	4,120	CHF	3,627	06/05/14	2
Commonwealth Bank of Australia	USD	185	EUR	134	05/07/14	1
Commonwealth Bank of Australia	USD	4,052	EUR	2,913	05/07/14	(10)
Commonwealth Bank of Australia	USD	9,117	EUR	6,555	05/07/14	(23)
Commonwealth Bank of Australia	USD	9,274	EUR	6,689	06/05/14	5
Commonwealth Bank of Australia	USD	9,181	SEK	59,833	05/07/14	21
Commonwealth Bank of Australia	CHF	145	USD	164	05/07/14	(1)
Commonwealth Bank of Australia	CHF	185	USD	209	05/07/14	(1)
Commonwealth Bank of Australia	CHF	3,627	USD	4,120	05/07/14	(2)
Commonwealth Bank of Australia	CHF	6,202	USD	7,092	05/07/14	45
Commonwealth Bank of Australia	CHF	7,975	USD	9,119	05/07/14	57
Commonwealth Bank of Australia	CHF	4	USD	5	06/05/14	—
Commonwealth Bank of Australia	CHF	6,347	USD	7,210	06/05/14	(3)
Commonwealth Bank of Australia	CHF	8,160	USD	9,270	06/05/14	(4)
Commonwealth Bank of Australia	EUR	2,913	USD	4,015	05/07/14	(27)
Commonwealth Bank of Australia	EUR	6,689	USD	9,275	05/07/14	(5)
Commonwealth Bank of Australia	EUR	12	USD	17	06/05/14	—
Commonwealth Bank of Australia	SEK	2,004	USD	309	05/07/14	1
Commonwealth Bank of Australia	SEK	57,829	USD	9,087	05/07/14	193
Credit Suisse	NOK	6,975	SEK	7,639	05/12/14	2
Deutsche Bank	USD	400	MXN	5,352	05/14/14	9
Deutsche Bank	GBP	1,034	USD	1,720	06/12/14	(25)
Goldman Sachs	USD	165	BRL	369	05/05/14	—
Goldman Sachs	USD	3,665	EUR	2,653	05/12/14	16
Goldman Sachs	USD	7,927	JPY	810,837	05/12/14	5
Goldman Sachs	USD	3,446	NZD	4,015	05/12/14	13
Goldman Sachs	USD	1,533	SEK	9,906	05/12/14	(10)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 343

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Goldman Sachs	BRL	369	USD	167	05/05/14	1
Goldman Sachs	CAD	3,451	USD	3,092	05/12/14	(55)
Goldman Sachs	EUR	2,600	GBP	2,175	05/12/14	64
Goldman Sachs	GBP	172	AUD	307	05/12/14	(5)
Goldman Sachs	GBP	2,218	USD	3,716	06/12/14	(27)
Goldman Sachs	JPY	579,244	AUD	6,035	05/12/14	(63)
Goldman Sachs	JPY	352,558	CHF	3,027	05/12/14	(9)
Goldman Sachs	MXN	13,380	USD	1,024	05/14/14	2
Goldman Sachs	NZD	1,535	GBP	788	05/12/14	8
Goldman Sachs	SEK	16,672	NOK	15,495	05/12/14	42
Goldman Sachs	SEK	18,695	USD	2,914	05/12/14	39
HSBC	USD	336	EUR	244	05/02/14	3
HSBC	USD	600	MXN	8,028	05/14/14	13
JPMorgan Chase	AUD	20,203	USD	18,159	05/12/14	(597)
JPMorgan Chase	CAD	11,866	USD	10,705	05/12/14	(118)
JPMorgan Chase	EUR	7,844	USD	10,869	05/12/14	(14)
JPMorgan Chase	GBP	4,124	AUD	7,366	05/12/14	(124)
JPMorgan Chase	NOK	23,852	SEK	26,135	05/12/14	7
JPMorgan Chase	SEK	38,749	NOK	36,000	05/12/14	96
JPMorgan Chase	SEK	62,425	USD	9,784	05/12/14	185
Royal Bank of Canada	USD	4,123	CAD	4,525	05/07/14	5
Royal Bank of Canada	USD	26	CAD	29	06/05/14	—
Royal Bank of Canada	USD	20	GBP	12	05/07/14	—
Royal Bank of Canada	USD	4,066	GBP	2,446	05/07/14	64
Royal Bank of Canada	USD	4,150	GBP	2,458	06/05/14	(1)
Royal Bank of Canada	USD	116	NOK	695	05/07/14	1
Royal Bank of Canada	USD	7,049	NOK	42,289	05/07/14	65
Royal Bank of Canada	USD	9,279	NOK	55,265	05/07/14	18
Royal Bank of Canada	USD	13	NOK	80	06/05/14	—
Royal Bank of Canada	USD	7,208	NOK	42,984	06/05/14	14
Royal Bank of Canada	USD	2,406	NZD	2,802	05/12/14	8
Royal Bank of Canada	CAD	31	USD	28	05/07/14	—
Royal Bank of Canada	CAD	4,494	USD	4,016	05/07/14	(84)
Royal Bank of Canada	CAD	4,525	USD	4,120	06/05/14	(5)
Royal Bank of Canada	GBP	2,458	USD	4,150	05/07/14	1
Royal Bank of Canada	GBP	24	USD	41	06/05/14	—
Royal Bank of Canada	NOK	893	USD	149	05/07/14	(1)
Royal Bank of Canada	NOK	42,984	USD	7,217	05/07/14	(14)
Royal Bank of Canada	NOK	54,372	USD	9,062	05/07/14	(84)
Royal Bank of Canada	NOK	103	USD	17	06/05/14	—
Royal Bank of Canada	NOK	55,265	USD	9,268	06/05/14	(18)
Royal Bank of Canada	NZD	5,296	CAD	5,049	05/12/14	42
Royal Bank of Scotland	EUR	34,208	USD	47,126	05/02/14	(333)
Standard Chartered	USD	11	AUD	12	05/07/14	—
Standard Chartered	USD	4,101	AUD	4,426	05/07/14	9
Standard Chartered	USD	7,046	AUD	7,767	05/07/14	167
Standard Chartered	USD	2	AUD	2	06/05/14	—
Standard Chartered	USD	7,162	AUD	7,745	06/05/14	16
Standard Chartered	USD	218	JPY	22,449	05/07/14	2
Standard Chartered	USD	4,120	JPY	420,843	05/07/14	(3)
Standard Chartered	USD	7,210	JPY	736,476	05/07/14	(6)
Standard Chartered	USD	9,105	JPY	924,448	05/07/14	(63)
Standard Chartered	USD	3	JPY	335	06/05/14	—
Standard Chartered	USD	6	JPY	588	06/05/14	—
Standard Chartered	USD	9,271	JPY	946,897	06/05/14	(7)
Standard Chartered	USD	43	NZD	50	05/07/14	—
Standard Chartered	USD	4,089	NZD	4,725	05/07/14	(16)
Standard Chartered	USD	7,059	NZD	8,218	05/07/14	25
See accompanying notes which are an integral part of the financial statements.
344 Russell Investment Grade Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Standard Chartered	USD	64	NZD	75	06/05/14	—
Standard Chartered	USD	113	NZD	132	06/05/14	—
Standard Chartered	USD	4,050	NZD	4,725	06/05/14	13
Standard Chartered	USD	7,086	NZD	8,268	06/05/14	23
Standard Chartered	AUD	22	USD	20	05/07/14	—
Standard Chartered	AUD	4,438	USD	4,026	05/07/14	(95)
Standard Chartered	AUD	7,745	USD	7,176	05/07/14	(17)
Standard Chartered	AUD	3	USD	3	06/05/14	—
Standard Chartered	AUD	4,426	USD	4,093	06/05/14	(9)
Standard Chartered	AUD	9,954	USD	9,201	06/05/14	(24)
Standard Chartered	JPY	9,977	USD	97	05/07/14	(1)
Standard Chartered	JPY	17,461	USD	170	05/07/14	(1)
Standard Chartered	JPY	410,866	USD	4,047	05/07/14	28
Standard Chartered	JPY	719,015	USD	7,082	05/07/14	49
Standard Chartered	JPY	946,897	USD	9,270	05/07/14	7
Standard Chartered	JPY	755	USD	7	06/05/14	—
Standard Chartered	JPY	420,843	USD	4,120	06/05/14	3
Standard Chartered	JPY	736,476	USD	7,211	06/05/14	6
Standard Chartered	NZD	4,725	USD	4,059	05/07/14	(13)
Standard Chartered	NZD	8,268	USD	7,103	05/07/14	(24)
UBS	USD	8,053	AUD	8,879	05/12/14	189
UBS	USD	166	BRL	369	05/05/14	—
UBS	USD	17,960	CAD	20,002	05/12/14	284
UBS	USD	4,915	GBP	2,981	05/12/14	118
UBS	USD	10,797	GBP	6,500	05/12/14	176
UBS	USD	7,063	JPY	729,513	05/12/14	73
UBS	USD	3,889	SEK	24,751	05/12/14	(83)
UBS	AUD	5,239	USD	4,859	05/12/14	(5)
UBS	BRL	369	USD	165	05/05/14	—
UBS	BRL	369	USD	164	06/03/14	1
UBS	GBP	1,727	EUR	2,064	05/12/14	(53)
UBS	NZD	2,236	USD	1,898	05/12/14	(28)
Westpac	USD	274	JPY	27,817	05/13/14	(2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(520)

Index Swap Contracts(*)
Amounts in thousands
					Termination
Fund Receives Underlying Security	Counterparty		Notional Amount		Date	Fair Value $
Barclays US Aggregate Total Return	Barclays		USD	10,255	09/01/14	80
Barclays US Aggregate Total Return	Barclays		USD	40,682	10/01/14	331
Barclays US Aggregate Total Return	Barclays		USD	18,968	02/27/15	154
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						565

(*)Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1-month LIBOR rate plus a fee ranging from 0.08% to 0.13%.

Interest Rate Swaps
Amounts in thousands
						Fair
					Termination	Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Bank of America	BRL	400	8.860%	Brazil Interbank Deposit Rate	01/02/17	(12)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 345

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Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Interest Rate Swaps

Amounts in thousands
										Fair
								Termination		Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date		$
Bank of America	MXN	600	5.500%	Mexico Interbank 28 Day Deposit Rate				09/02/22		(3)
Barclays	MXN	28,300	5.600%	Mexico Interbank 28 Day Deposit Rate				09/06/16		58
Barclays	MXN	9,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17		14
Barclays	USD	19,500	3.000%	Three Month LIBOR				09/21/17		143
Barclays	MXN	300	5.750%	Mexico Interbank 28 Day Deposit Rate				06/05/23		(1)
Barclays	MXN	600	6.000%	Mexico Interbank 28 Day Deposit Rate				06/05/23		(1)
Barclays	USD	3,420	3.145%	Three Month LIBOR				03/15/26		(98)
Barclays	USD	695	Three Month LIBOR	2.481%				11/15/27		68
Barclays	USD	695	Three Month LIBOR	2.417%				11/15/27		74
Barclays	USD	3,000	Three Month LIBOR	3.500%				12/18/43		(70)
Barclays	USD	1,530	Three Month LIBOR	3.490%				03/15/46		72
BNP Paribas	MXN	300	5.750%	Mexico Interbank 28 Day Deposit Rate				06/05/23		(1)
Citigroup	USD	24,600	1.500%	Three Month LIBOR				03/18/16		198
Citigroup	USD	800	1.000%	Federal Fund Effective Rate - 1 Year				10/15/17		(9)
Citigroup	USD	1,390	Three Month LIBOR	2.714%				08/15/42		183
Citigroup	USD	2,600	Three Month LIBOR	2.750%				06/19/43		325
Citigroup	USD	2,800	Three Month LIBOR	2.750%				06/19/43		350
Citigroup	USD	1,060	Three Month LIBOR	3.676%				11/15/43		33
Deutsche Bank	MXN	600	5.750%	Mexico Interbank 28 Day Deposit Rate				06/05/23		(2)
Deutsche Bank	USD	1,500	Three Month LIBOR	2.750%				06/19/43		187
Deutsche Bank	USD	1,900	Three Month LIBOR	2.750%				06/19/43		237
Goldman Sachs	BRL	200	9.095%	Brazil Interbank Deposit Rate				01/02/17		(5)
Goldman Sachs	USD	800	1.000%	Federal Fund Effective Rate - 1 Year				10/15/17		(9)
Goldman Sachs	MXN	600	5.750%	Mexico Interbank 28 Day Deposit Rate				06/05/23		(2)
Goldman Sachs	USD	3,820	2.804%	Three Month LIBOR				04/09/26		(229)
Goldman Sachs	USD	1,000	Three Month LIBOR	3.500%				12/18/43		(23)
Goldman Sachs	USD	1,720	Three Month LIBOR	3.125%				04/09/46		200
HSBC	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate				09/06/16		4
HSBC	BRL	400	8.950%	Brazil Interbank Deposit Rate				01/02/17		(11)
HSBC	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17		2
HSBC	MXN	700	5.750%	Mexico Interbank 28 Day Deposit Rate				06/05/23		(3)
JPMorgan Chase	MXN	1,000	6.000%	Mexico Interbank 28 Day Deposit Rate				06/05/23		(2)
Morgan Stanley	USD	7,900	1.500%	Three Month LIBOR				03/18/16		64
Morgan Stanley	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate				09/06/16		4
Morgan Stanley	MXN	46,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17		73
Morgan Stanley	USD	5,500	3.000%	Three Month LIBOR				09/21/17		40
Morgan Stanley	MXN	1,500	6.350%	Mexico Interbank 28 Day Deposit Rate				06/02/21		2
Morgan Stanley	MXN	2,100	5.500%	Mexico Interbank 28 Day Deposit Rate				09/02/22		(9)
Morgan Stanley	USD	8,900	Three Month LIBOR	2.750%				06/19/43		1,112
UBS	BRL	200	8.900%	Brazil Interbank Deposit Rate				01/02/17		(5)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $1,718(å)										2,948

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
				Implied			Fund (Pays)/		Fair
				Credit	Notional		Receives	Termination	Value
Reference Entity			Counterparty	Spread	Amount		Fixed Rate	Date	$
American International Group, Inc.		Citigroup		0.182%	USD	1,000	1.000%	03/20/16		17
American International Group, Inc.		Bank of America		0.185%	USD	900	1.000%	03/20/16		15
Citigroup, Inc.		Deutsche Bank		0.240%	USD	100	1.000%	09/20/14		—
Export-Import Bank of China		Deutsche Bank		0.785%	USD	200	1.000%	06/20/17		2
GE Capital Corp.		Bank of America		0.298%	USD	2,300	1.000%	03/20/16		33
MetLife, Inc.		Bank of America		0.124%	USD	1,800	1.000%	12/20/14		12
MetLife, Inc.		Credit Suisse		0.124%	USD	100	1.000%	12/20/14		1

See accompanying notes which are an integral part of the financial statements.
346 Russell Investment Grade Bond Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Morgan Stanley	Credit Suisse	0.272%	USD	300	1.000%	09/20/14	1
Total Fair Value on Open Corporate Issues Premiums Paid (Received) – ($52)							81

Credit Indices
					Fund (Pays)/		Fair
			Notional		Receives	Termination	Value
Reference Entity	Counterparty		Amount		Fixed Rate	Date	$
CDX Investment Grade Index	JPMorgan Chase		USD	675	0.553%	12/20/17	11
CDX Investment Grade Index	Pershing		USD	289	0.548%	12/20/17	5
CDX NA Investment Grade Index	Credit Suisse		USD	1,100	1.000%	06/20/19	21
CDX NA Investment Grade Index	Goldman Sachs		USD 77,000		1.000%	06/20/19	1,383
CDX NA Investment Grade Index	Goldman Sachs		USD	7,000	1.000%	06/20/19	126
CDX NA Investment Grade Index	Morgan Stanley		USD	600	1.000%	06/20/19	11
Markit iTraxx Europe	Barclays		EUR	1,000	1.000%	06/20/19	22
Markit iTraxx Europe	Credit Suisse		EUR	1,250	1.000%	06/20/19	27
Markit iTraxx Europe	Goldman Sachs		EUR	300	1.000%	06/20/19	7
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $1,320							1,613

Sovereign Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Brazil Government International Bond	Barclays	0.313%	USD	500	1.000%	06/20/15	5
Brazil Government International Bond	Bank of America	0.423%	USD	1,000	1.000%	09/20/15	9
Brazil Government International Bond	Citigroup	0.423%	USD	1,000	1.000%	09/20/15	9
Brazil Government International Bond	HSBC	0.423%	USD	700	1.000%	09/20/15	6
Brazil Government International Bond	JPMorgan Chase	0.423%	USD	200	1.000%	09/20/15	2
Brazil Government International Bond	UBS	0.423%	USD	500	1.000%	09/20/15	5
Brazil Government International Bond	JPMorgan Chase	0.702%	USD	200	1.000%	09/20/16	2
China Government International Bond	Morgan Stanley	0.168%	USD	300	1.000%	03/20/15	3
China Government International Bond	Barclays	0.413%	USD	500	1.000%	12/20/16	8
China Government International Bond	Barclays	0.413%	USD	400	1.000%	12/20/16	7
China Government International Bond	Deutsche Bank	0.413%	USD	400	1.000%	12/20/16	7
China Government International Bond	Deutsche Bank	0.413%	USD	400	1.000%	12/20/16	7
Italy Government International Bond	Barclays	1.163%	USD	100	1.000%	06/20/19	(1)
Italy Government International Bond	Deutsche Bank	1.163%	USD	100	1.000%	06/20/19	(1)
Mexico Government International Bond	Citigroup	0.237%	USD	400	1.000%	03/20/15	3
Mexico Government International Bond	Credit Suisse	0.237%	USD	400	1.000%	03/20/15	3
Mexico Government International Bond	Deutsche Bank	0.237%	USD	200	1.000%	03/20/15	2
Mexico Government International Bond	Bank of America	0.311%	USD	300	1.000%	09/20/15	3
Mexico Government International Bond	Citigroup	0.311%	USD	700	1.000%	09/20/15	8
Mexico Government International Bond	Deutsche Bank	0.400%	USD	900	1.000%	03/20/16	11
Mexico Government International Bond	Goldman Sachs	0.400%	USD	3,100	1.000%	03/20/16	39
Mexico Government International Bond	Citigroup	0.429%	USD	1,000	1.000%	06/20/16	13
Mexico Government International Bond	Deutsche Bank	0.429%	USD	2,100	1.000%	06/20/16	28
Mexico Government International Bond	Morgan Stanley	0.452%	USD	300	1.000%	09/20/16	4
United States of America Government
International Bond	BNP Paribas	0.107%	EUR	1,000	0.250%	03/20/16	4
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) – ($42)							186
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $1,226 (å)							1,880

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 347

Russell Investment Company Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
					% of Net
Portfolio Summary	Level 1	Level 2	Level 3	Total	Assets
Long-Term Investments
Asset-Backed Securities	$—	$ 115,873	$—	$ 115,873	7.3
Corporate Bonds and Notes	—	244,496	4,911	249,407	15.7
International Debt	—	94,136	4,605	98,741	6.2
Mortgage-Backed Securities	—	482,318	3,085	485,403	30.5
Municipal Bonds	—	28,798	—	28,798	1.8
Non-US Bonds	—	49,670	—	49,670	3.1
United States Government Agencies	—	40,069	—	40,069	2.5
United States Government Treasuries	—	301,666	—	301,666	18.9
Preferred Stocks	2,059	—	—	2,059	0.1
Options Purchased	—	541	—	541	0.1
Short-Term Investments	—	358,792	—	358,792	22.5
Repurchase Agreements	—	31,900	—	31,900	2.0
Total Investments	2,059	1,748,259	12,601	1,762,919	110.7
Other Assets and Liabilities, Net					(10.7)
					100.0
Other Financial Instruments
Futures Contracts	645	—	—	645	—*
Options Written	(4)	(261)	—	(265)	(—*)
Foreign Currency Exchange Contracts	—	(520)	—	(520)	(—*)
Index Swap Contracts	—	565	—	565	—*
Interest Rate Swap Contracts	—	2,948	—	2,948	0.2
Credit Default Swap Contracts	—	1,880	—	1,880	0.1
Total Other Financial Instruments**	$641	$ 4,612	$—	$ 5,253

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) were used in determining fair value for the period ended April 30, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

348 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Fair Value of Derivative Instruments — April 30, 2014(Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$541
Unrealized appreciation on foreign currency exchange contracts	—	2,806	—
Variation margin on futures contracts**	—	—	942
Index swap contracts, at fair value	—	—	565
Interest rate swap contracts, at fair value	—	—	3,443
Credit default swap contracts, at fair value	1,882	—	—
Total	$1,882	$2,806	$5,491

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$—	$297
Unrealized depreciation on foreign currency exchange contracts	—	3,326	—
Options written, at fair value	—	—	265
Interest rate swap contracts, at fair value	—	—	495
Credit default swap contracts, at fair value	2	—	—
Total	$2	$3,326	$1,057

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$2,446
Options written	—	—	407
Index swap contracts	—	—	1,241
Interest rate swap contracts	—	—	(184)
Credit default swap contracts	429	—	—
Foreign currency-related transactions***	—	(2,128)	—
Total	$429	$(2,128)	$3,910

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$—	$—	$74
Futures contracts	—	—	(1,624)
Options written	—	—	66
Index swap contracts	—	—	598
Interest rate swap contracts	—	—	(767)
Credit default swap contracts	30	—	—
Foreign currency-related transactions*****	—	(124)	—
Total	$30	$(124)	$(1,653)

*	Fair value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
***	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
****	Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
*****	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 349

Russell Investment Company Russell Investment Grade Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$541	$—	$541
Repurchase Agreements	Investments, at fair value		31,900	—	31,900
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		2,806	—	2,806
Futures Contracts	Variation margin on futures contracts		768	—	768
Index Swap Contracts	Index swap contracts, at fair value		565	—	565
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		3,443	—	3,443
Credit Default Swap Contracts	Credit default swap contracts, at fair value		1,882	—	1,882
Total			$41,905	$—	$41,905

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
	Net Amounts
		of Assets
		Presented in
	the Statement		Financial and
	of Assets and		Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Australia and New Zealand Banking Group		$40	$40	$—	$—
Bank of America		13,036	292	10	12,734
Barclays		1,534	221	288	1,025
BNP Paribas		6	1	—	5
Citigroup		780	62	417	301
Commonwealth Bank of Australia		332	101	—	231
Credit Suisse		1,158	—	1,158	—
Deutsche Bank		383	38	195	150
Goldman Sachs		3,348	382	2,182	784
HSBC		81	13	—	68
JPMorgan Chase		8,503	332	8,171	—
Morgan Stanley		11,289	59	11,204	26
Pershing		5	—	—	5
Royal Bank of Canada		217	167	—	50
Standard Chartered		349	280	—	69
UBS		844	174	—	670
Total		$41,905	$2,162	$23,625	$16,118

350 Russell Investment Grade Bond Fund

Russell Investment Company Russell Investment Grade Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$142	$—	$142
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	3,326	—	3,326
Options Written Contracts	Options written, at fair value	265	—	265
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	495	—	495
Credit Default Swap Contracts	Credit default swap contracts, at fair value	2	—	2
Total		$4,230	$—	$4,230

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Australia and New Zealand Banking Group	$668	$40	$—	$628
Bank of America	292	292	—	—
Barclays	221	221	—	—
BNP Paribas	1	1	—	—
Citigroup	274	62	212	—
Commonwealth Bank of Australia	101	101	—	—
Deutsche Bank	38	38	—	—
Goldman Sachs	572	382	190	—
HSBC	13	13	—	—
JPMorgan Chase	897	332	—	565
Morgan Stanley	129	59	70	—
Royal Bank of Canada	206	167	—	39
Royal Bank of Scotland	361	—	105	256
Standard Chartered	280	280	—	—
UBS	175	174	—	1
Westpac	2	—	—	2
Total	$4,230	$2,162	$577	$1,491

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Grade Bond Fund 351

Russell Investment Company

Russell Investment Grade Bond Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,744,951
Investments, at fair value(>)	1,762,919
Cash	735
Cash (restricted)(a)(b)	6,958
Foreign currency holdings(^)	274
Unrealized appreciation on foreign currency exchange contracts	2,806
Receivables:
Dividends and interest	7,114
Dividends from affiliated Russell funds	19
Investments sold	90,793
Fund shares sold	2,215
Investments matured(<)	216
Variation margin on futures contracts	768
Prepaid expenses	21
Index swap contracts, at fair value(∞)	565
Interest rate swap contracts, at fair value(•)	3,443
Credit default swap contracts, at fair value(+) .	1,882
Total assets	1,880,728

Liabilities
Payables:
Due to broker (c)(d)	4,477
Investments purchased	277,151
Fund shares redeemed	1,702
Accrued fees to affiliates	618
Other accrued expenses	242
Variation margin on futures contracts	142
Unrealized depreciation on foreign currency exchange contracts	3,326
Options written, at fair value(x)	265
Interest rate swap contracts, at fair value(•)	495
Credit default swap contracts, at fair value(+) .	2
Total liabilities	288,420

Net Assets	$1,592,308

See accompanying notes which are an integral part of the financial statements.

352 Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,448
Accumulated net realized gain (loss)	(923)
Unrealized appreciation (depreciation) on:
Investments	17,968
Futures contracts	645
Options written	263
Index swap contracts	565
Interest rate swap contracts	1,230
Credit default swap contracts	654
Investments matured	(543)
Foreign currency-related transactions	(542)
Shares of beneficial interest	720
Additional paid-in capital	1,570,823
Net Assets	$1,592,308
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$22.13
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$22.99
Class A — Net assets	$7,489,151
Class A — Shares outstanding ($.01 par value)	338,341
Net asset value per share: Class C(#)	$21.99
Class C — Net assets	$22,634,267
Class C — Shares outstanding ($.01 par value)	1,029,369
Net asset value per share: Class E(#)	$22.12
Class E — Net assets	$35,341,493
Class E — Shares outstanding ($.01 par value)	1,597,831
Net asset value per share: Class I(#)	$22.13
Class I — Net assets	$321,197,401
Class I — Shares outstanding ($.01 par value)	14,516,585
Net asset value per share: Class S(#)	$22.11
Class S — Net assets	$830,816,884
Class S — Shares outstanding ($.01 par value)	37,582,155
Net asset value per share: Class Y(#)	$22.14
Class Y — Net assets	$374,828,357
Class Y — Shares outstanding ($.01 par value)	16,928,575
Amounts in thousands
(^) Foreign currency holdings - cost	$300
(x) Premiums received on options written	$528
(+) Credit default swap contracts - premiums paid (received)	$1,226
(•) Interest rate swap contracts - premiums paid (received)	$1,718
(<) Investments matured - cost	$759
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$232,946
(∞) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$3,715
(b) Cash Collateral for Swaps	$3,243
(c) Due to Broker for Swaps	$4,467
(d) Due to Broker for TBAs	$10
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 353

Russell Investment Company

Russell Investment Grade Bond Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$252
Dividends from affiliated Russell funds	153
Interest	17,461
Total investment income	17,866

Expenses
Advisory fees	2,132
Administrative fees	407
Custodian fees	242
Distribution fees - Class A	11
Distribution fees - Class C	89
Transfer agent fees - Class A	9
Transfer agent fees - Class C	24
Transfer agent fees - Class E	37
Transfer agent fees - Class I	194
Transfer agent fees - Class S	821
Transfer agent fees - Class Y	11
Professional fees	85
Registration fees	66
Shareholder servicing fees - Class C	30
Shareholder servicing fees - Class E	46
Trustees’ fees	25
Printing fees	59
Miscellaneous	24
Total expenses	4,312
Net investment income (loss)	13,554

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,104
Futures contracts	2,446
Options written	407
Index swap contracts	1,241
Interest rate swap contracts	(184)
Credit default swap contracts	429
Foreign currency-related transactions	(2,552)
Net realized gain (loss)	7,891
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	6,657
Futures contracts	(1,624)
Options written	66
Index swap contracts	598
Interest rate swap contracts	(767)
Credit default swap contracts	30
Investment matured	(10)
Foreign currency-related transactions	(105)
Net change in unrealized appreciation (depreciation)	4,845
Net realized and unrealized gain (loss)	12,736
Net Increase (Decrease) in Net Assets from Operations	$26,290

See accompanying notes which are an integral part of the financial statements.

354 Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,554	$28,465
Net realized gain (loss)	7,891	(16,909)
Net change in unrealized appreciation (depreciation)	4,845	(37,747)
Net increase (decrease) in net assets from operations	26,290	(26,191)

Distributions
From net investment income
Class A	(37)	(115)
Class C	(17)	(93)
Class E	(152)	(410)
Class I	(1,852)	(4,928)
Class S	(4,335)	(9,886)
Class Y	(3,165)	(8,955)
From net realized gain
Class A	—	(376)
Class C	—	(1,105)
Class E	—	(1,347)
Class I	—	(12,578)
Class S	—	(25,101)
Class Y	—	(18,483)
Net decrease in net assets from distributions	(9,558)	(83,377)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(267,246)	35,108
Total Net Increase (Decrease) in Net Assets	(250,514)	(74,460)

Net Assets
Beginning of period	1,842,822	1,917,282
End of period	$1,592,308	$1,842,822
Undistributed (overdistributed) net investment income included in net assets	$1,448	$(2,548)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 355

Russell Investment Company Russell Investment Grade Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	24	$525	277	$6,180
Proceeds from reinvestment of distributions	2	36	21	477
Payments for shares redeemed	(149)	(3,254)	(354)	(7,851)
Net increase (decrease)	(123)	(2,693)	(56)	(1,194)
Class C
Proceeds from shares sold	36	796	179	4,028
Proceeds from reinvestment of distributions	1	17	53	1,183
Payments for shares redeemed	(169)	(3,684)	(649)	(14,279)
Net increase (decrease)	(132)	(2,871)	(417)	(9,068)
Class E
Proceeds from shares sold	149	3,248	525	11,624
Proceeds from reinvestment of distributions	6	140	71	1,577
Payments for shares redeemed	(458)	(10,006)	(586)	(12,931)
Net increase (decrease)	(303)	(6,618)	10	270
Class I
Proceeds from shares sold	1,380	30,158	3,707	82,711
Proceeds from reinvestment of distributions	83	1,817	765	17,100
Payments for shares redeemed	(2,468)	(53,913)	(6,703)	(148,290)
Net increase (decrease)	(1,005)	(21,938)	(2,231)	(48,479)
Class S
Proceeds from shares sold	8,699	189,347	14,543	322,655
Proceeds from reinvestment of distributions	196	4,282	1,552	34,649
Payments for shares redeemed	(8,671)	(189,325)	(13,556)	(298,372)
Net increase (decrease)	224	4,304	2,539	58,932
Class Y
Proceeds from shares sold	1,111	24,232	8,984	199,546
Proceeds from reinvestment of distributions	145	3,165	1,227	27,438
Payments for shares redeemed	(12,096)	(264,827)	(8,757)	(192,337)
Net increase (decrease)	(10,840)	(237,430)	1,454	34,647
Total increase (decrease)	(12,179)	$(267,246)	1,299	$35,108

See accompanying notes which are an integral part of the financial statements.

356 Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	21.91	.14	.17	.31	(.09)	—
October 31, 2013	23.15	.25	(.58)	(.33)	(.21)	(.70)
October 31, 2012	22.31	.36	1.10	1.46	(.38)	(.24)
October 31, 2011	22.85	.47	.21	.68	(.53)	(.69)
October 31, 2010(3)	21.87	.14	1.00	1.14	(.16)	—

Class C
April 30, 2014*	21.77	.06	.18	.24	(.02)	—
October 31, 2013	23.03	.09	(.59)	(.50)	(.06)	(.70)
October 31, 2012	22.20	.21	1.08	1.29	(.22)	(.24)
October 31, 2011	22.74	.32	.19	.51	(.36)	(.69)
October 31, 2010	21.31	.36	1.61	1.97	(.45)	(.09)
October 31, 2009	18.68	.67	2.67	3.34	(.71)	—

Class E
April 30, 2014*	21.89	.14	.18	.32	(.09)	—
October 31, 2013	23.13	.25	(.58)	(.33)	(.21)	(.70)
October 31, 2012	22.28	.39	1.09	1.48	(.39)	(.24)
October 31, 2011	22.82	.51	.18	.69	(.54)	(.69)
October 31, 2010	21.38	.55	1.62	2.17	(.64)	(.09)
October 31, 2009	18.70	.84	2.67	3.51	(.83)	—

Class I
April 30, 2014*	21.90	.19	.16	.35	(.12)	—
October 31, 2013	23.14	.33	(.59)	(.26)	(.28)	(.70)
October 31, 2012	22.29	.45	1.09	1.54	(.45)	(.24)
October 31, 2011	22.83	.56	.19	.75	(.60)	(.69)
October 31, 2010	21.39	.60	1.62	2.22	(.69)	(.09)
October 31, 2009	18.69	.89	2.68	3.57	(.87)	—

Class S
April 30, 2014*	21.88	.17	.18	.35	(.12)	—
October 31, 2013	23.12	.31	(.58)	(.27)	(.27)	(.70)
October 31, 2012	22.27	.43	1.09	1.52	(.43)	(.24)
October 31, 2011	22.81	.54	.19	.73	(.58)	(.69)
October 31, 2010	21.38	.54	1.65	2.19	(.67)	(.09)
October 31, 2009	18.69	.86	2.68	3.54	(.85)	—

Class Y
April 30, 2014*	21.91	.19	.18	.37	(.14)	—
October 31, 2013	23.15	.35	(.58)	(.23)	(.31)	(.70)
October 31, 2012	22.30	.48	1.08	1.56	(.47)	(.24)
October 31, 2011	22.84	.59	.18	.77	(.62)	(.69)
October 31, 2010	21.40	.59	1.64	2.23	(.70)	(.09)
October 31, 2009	18.70	.90	2.68	3.58	(.88)	—

See accompanying notes which are an integral part of the financial statements.

357 Russell Investment Grade Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.09)	22.13	1.41	7,489.81		.81	1.28	77
(.91)	21.91	(1.48)	10,114.79		.79	1.15	136
(.62)	23.15	6.68	11,983.79		.79	1.59	159
(1.22)	22.31	3.27	3,966.80		.80	2.14	187
(.16)	22.85	5.20	1,002.81		.81	1.55	157

(.02)	21.99	1.08	22,634	1.56	1.56	.54	77
(.76)	21.77	(2.23)	25,285	1.54	1.54	.39	136
(.46)	23.03	5.92	36,340	1.54	1.54	.92	159
(1.05)	22.20	2.42	32,369	1.55	1.55	1.48	187
(.54)	22.74	9.48	38,798	1.54	1.54	1.66	157
(.71)	21.31	18.25	34,706	1.55	1.55	3.37	87

(.09)	22.12	1.45	35,342.81		.81	1.29	77
(.91)	21.89	(1.46)	41,621.79		.78	1.15	136
(.63)	23.13	6.76	43,762.79		.74	1.74	159
(1.23)	22.28	3.31	45,365.80		.72	2.32	187
(.73)	22.82	10.38	54,743.79		.68	2.50	157
(.83)	21.38	19.38	43,414.80		.67	4.25	87

(.12)	22.13	1.62	321,198.48		.48	1.63	77
(.98)	21.90	(1.15)	339,903.46		.46	1.47	136
(.69)	23.14	7.05	410,807.46		.46	2.01	159
(1.29)	22.29	3.57	380,063.47		.47	2.57	187
(.78)	22.83	10.64	428,647.46		.44	2.76	157
(.87)	21.39	19.61	392,070.47		.42	4.49	87

(.12)	22.11	1.59	830,817.56		.56	1.55	77
(.97)	21.88	(1.23)	817,400.54		.54	1.38	136
(.67)	23.12	6.93	805,089.54		.54	1.92	159
(1.27)	22.27	3.50	657,013.55		.55	2.44	187
(.76)	22.81	10.55	456,448.54		.54	2.43	157
(.85)	21.38	19.50	125,051.55		.55	4.37	87

(.14)	22.14	1.68	374,828.36		.36	1.71	77
(1.01)	21.91	(.99)	608,499.34		.34	1.59	136
(.71)	23.15	7.15	609,301.36		.36	2.11	159
(1.31)	22.30	3.67	600,991.37		.37	2.66	187
(.79)	22.84	10.77	681,001.36		.36	2.70	157
(.88)	21.40	19.63	364,142.38		.38	4.55	87

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 358

Russell Investment Company Russell Short Duration Bond Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,008.00	$1,020.48
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$4.33	$4.36

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2014	$1,004.30	$1,016.76
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$8.05	$8.10
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.62%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2013	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2014	$1,008.00	$1,020.48
	Expenses Paid During Period*	$4.33	$4.36

* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Short Duration Bond Fund 359

Russell Investment Company Russell Short Duration Bond Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,009.10	$1,021.72
Expenses Paid During Period*	$3.09	$3.11

* Expenses are equal to the Fund's annualized expense ratio of 0.62% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,010.10	$1,022.27
Expenses Paid During Period*	$2.54	$2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

360 Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 82.8%			Series 2014-1 Class A
Asset-Backed Securities - 10.1%			0.504% due 03/16/20 (Ê)	165	165
			Capital Auto Receivables Asset Trust
Access Group, Inc.			Series 2013-1 Class B
Series 2005-A Class A2			1.290% due 04/20/18	1,665	1,668
0.449% due 04/27/26 (Ê)	1,376	1,369
			Series 2014-1 Class A2
Ally Auto Receivables Trust			0.960% due 04/20/17	285	286
Series 2010-3 Class A4
1.550% due 08/17/15	358	359	Series 2014-1 Class B
Series 2012-SN1 Class A4			2.220% due 01/22/19	3,315	3,348
0.700% due 12/21/15	1,995	1,997	Capital One Multi-Asset Execution Trust
			Series 2005-B1 Class B1
Ally Master Owner Trust			4.900% due 12/15/17	2,075	2,142
Series 2010-2 Class A
4.250% due 04/15/17 (Þ)	3,000	3,106	Carfinance Capital Auto Trust
			Series 2013-2A Class A
Series 2012-1 Class A2			1.750% due 11/15/17 (Þ)	2,215	2,222
1.440% due 02/15/17	1,720	1,732
			CarFinance Capital Auto Trust
Series 2012-3 Class A2			Series 2014-1A Class A
1.210% due 06/15/17	4,100	4,129	1.460% due 12/17/18 (Þ)	1,500	1,500
Series 2012-4 Class A			Carmax Auto Owner Trust
1.720% due 07/15/19	7,500	7,552	Series 2013-2 Class A2
Series 2013-1 Class A2			0.420% due 06/15/16	350	351
1.000% due 02/15/18	615	617	CCG Receivables Trust
AmeriCredit Automobile Receivables			Series 2013-1 Class A2
Trust			1.050% due 08/14/20 (Þ)	1,061	1,064
Series 2011-3 Class B			Centex Home Equity Loan Trust
2.280% due 06/08/16	1,378	1,382	Series 2003-C Class AF4
Series 2012-1 Class D			5.460% due 04/25/32	38	38
4.720% due 03/08/18	575	610	CFC LLC
Series 2012-4 Class A3			Series 2013-1A Class A
0.670% due 06/08/17	5,017	5,021	1.650% due 07/17/17 (Þ)	687	689
Arbor Realty Collateralized Loan			Chesapeake Funding LLC
Obligation			Series 2012-1A Class A
1.000% due 05/15/24	3,155	3,155	0.903% due 11/07/23 (Ê)(Þ)	1,077	1,081
ARI Fleet Lease Trust			Series 2013-1A Class A
Series 2013-A Class A2			0.603% due 01/07/25 (Ê)(Þ)	390	390
0.700% due 12/15/15 (Þ)	223	223	CIT Marine Trust
Series 2013-A Class A3			Series 1999-A Class A4
0.920% due 07/15/21 (Þ)	1,560	1,562	6.250% due 11/15/19	17	17
Asset Backed Securities Corp. Home			CNH Equipment Trust
Equity Loan Trust			Series 2012-D Class A2
Series 2002-HE1 Class M1			0.450% due 04/15/16	79	79
1.802% due 03/15/32 (Ê)	330	312	Countrywide Asset-Backed Certificates
Series 2004-HE6 Class A1			Series 2001-BC3 Class A
0.427% due 09/25/34 (Ê)	89	89	0.632% due 12/25/31 (Ê)	56	40
Atlantic City Electric Transition Funding			Series 2005-1 Class AF4
LLC			5.147% due 02/25/33	176	178
Series 2003-1 Class A2			Series 2005-4 Class AF3
4.460% due 10/20/16	83	84	4.456% due 10/25/35	18	18
Bear Stearns Asset Backed Securities			Series 2005-17 Class 4A2A
I Trust			0.414% due 05/25/36 (Ê)	123	122
Series 2006-HE9 Class 1A2
0.302% due 11/25/36 (Ê)	2,149	1,522	Series 2006-3 Class 2A2
Series 2007-HE7 Class 1A1			0.332% due 06/25/36 (Ê)	148	142
1.152% due 10/25/37 (Ê)	343	318	Series 2007-4 Class A2
Cabela's Master Credit Card Trust			5.530% due 04/25/47	288	264
			Dryden VIII Leveraged Loan CDO

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 361

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-8A Class A			GE Equipment Transportation LLC
0.486% due 05/22/17 (Ê)(Þ)	102	102	Series 2013-1 Class A2
Edsouth Indenture No. 2 LLC			0.500% due 11/24/15	183	183
Series 2012-1 Class A1			Series 2013-2 Class A2
1.302% due 09/25/40 (Ê)(Þ)	938	958	0.610% due 06/24/16	480	481
Enterprise Fleet Financing LLC			GE-WMC Mortgage Securities Trust
Series 2012-1 Class A2			Series 2006-1 Class A2A
1.140% due 11/20/17 (Þ)	261	262	0.192% due 08/25/36 (Ê)	10	5
Series 2012-2 Class A2			GM Financial Leasing Trust
0.720% due 04/20/18 (Þ)	1,933	1,934	Series 2014-1A Class B
Series 2013-2 Class A2			1.760% due 05/21/18 (Å)	1,790	1,793
1.060% due 03/20/19 (Þ)	750	752	Goldentree Loan Opportunities V, Ltd.
Equity One Mortgage Pass-Through			Series 2007-5A Class A
Trust			0.923% due 10/18/21 (Ê)(Þ)	405	403
Series 2003-4 Class M1			GSAMP Trust
5.368% due 10/25/34	349	345	Series 2007-FM1 Class A2A
Exeter Automobile Receivables Trust			0.222% due 12/25/36 (Ê)	86	45
Series 2013-1A Class A			Hertz Fleet Lease Funding, LP
1.290% due 10/16/17 (Þ)	623	624	Series 2013-3 Class A
Series 2014-1A Class A			0.700% due 12/10/27 (Ê)(Þ)	340	341
1.290% due 05/15/18 (Þ)	3,248	3,253	Series 2013-3 Class C
Federal Home Loan Mortgage Corp.			1.600% due 12/10/27 (Ê)(Þ)	2,240	2,240
Structured Pass Through Securities			Series 2014-1 Class C
Series 2000-30 Class A5			1.322% due 04/10/28 (Ê)(Þ)	1,475	1,475
7.692% due 12/25/30	2,217	2,227	Honda Auto Receivables Owner Trust
Ford Credit Auto Lease Trust			Series 2011-3 Class A3
Series 2012-B Class A3			0.880% due 09/21/15	120	120
0.570% due 09/15/15	2,410	2,411	Series 2013-4 Class A2
Series 2013-B Class A2B			0.450% due 04/18/16	675	675
0.422% due 01/15/16 (Ê)	335	335	HSBC Home Equity Loan Trust
Ford Credit Auto Owner Trust			Series 2005-1 Class A
Series 2012-D Class A2			0.442% due 01/20/34 (Ê)	124	123
0.400% due 09/15/15	34	34	Huntington Auto Trust
Series 2013-D Class A2			Series 2012-2 Class A2
0.450% due 08/15/16	1,400	1,401	0.380% due 09/15/15	91	91
Ford Credit Floorplan Master Owner			Hyundai Auto Receivables Trust
Trust			Series 2011-A Class A4
Series 2010-3 Class A2			1.780% due 12/15/15	351	352
1.852% due 02/15/17 (Ê)(Þ)	750	759	Series 2013-C Class A2
Series 2012-4 Class A2			0.570% due 06/15/16	552	553
0.502% due 09/15/16 (Ê)	525	525	JCP&L Transition Funding LLC
Franklin CLO, Ltd.			Series 2002-A Class A4
Series 2006-5A Class A2			6.160% due 06/05/19	159	177
0.493% due 06/15/18 (Ê)(Þ)	886	879	Long Beach Mortgage Loan Trust
Fremont Home Loan Trust			Series 2004-4 Class 1A1
Series 2005-2 Class M2			0.712% due 10/25/34 (Ê)	20	18
0.632% due 06/25/35 (Ê)	1,300	1,267	Massachusetts Educational Financing
Series 2006-E Class 2A1			Authority
0.212% due 01/25/37 (Ê)	13	7	Series 2008-1 Class A1
GE Equipment Midticket LLC			1.179% due 04/25/38 (Ê)	759	766
Series 2013-1 Class A2			Merrill Lynch Mortgage Investors Trust
0.640% due 03/22/16	250	250	Series 2006-FF1 Class M2
GE Equipment Small Ticket LLC			0.442% due 08/25/36 (Ê)	200	179
Series 2012-1A Class A3			Nissan Master Owner Trust Receivables
1.040% due 09/21/15 (Þ)	145	145

See accompanying notes which are an integral part of the financial statements.
362 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-A Class A			Series 2003-7A Class A5A
0.622% due 05/15/17 (Ê)	1,235	1,238	1.433% due 12/15/33 (Ê)(Þ)	504	509
Nissan Motor Acceptance Corp.			Series 2008-7 Class A2
1.000% due 03/15/16 (Å)	200	200	0.729% due 10/25/17 (Ê)	954	955
Oak Hill Credit Partners IV, Ltd.			Series 2014-A Class A1
Series 2005-4A Class A1B			0.752% due 07/15/22 (Ê)(Þ)	623	624
0.486% due 05/17/21 (Ê)(Þ)	955	955	Small Business Administration
Pacifica CDO V Corp.			Participation Certificates
Series 2006-5A Class A1			Series 2009-20D Class 1
0.488% due 01/26/20 (Ê)(Þ)	199	198	4.310% due 04/01/29	356	381
Prestige Auto Receivables Trust			SMART Trust
Series 2013-1A Class A2			Series 2011-2USA Class A4A
1.090% due 02/15/18 (Þ)	844	846	2.310% due 04/14/17 (Þ)	1,986	2,009
Series 2014-1A Class A3			Series 2012-1USA Class A4A
1.520% due 04/15/20 (Þ)	1,300	1,298	2.010% due 12/14/17 (Þ)	4,060	4,137
Renaissance Home Equity Loan Trust			South Carolina Student Loan Corp.
Series 2005-4 Class A3			Series 2008-1 Class A2
5.565% due 02/25/36	85	83	0.786% due 03/01/18 (Ê)	100	100
Series 2007-2 Class AF2			Series 2008-1 Class A3
5.675% due 06/25/37	351	190	0.986% due 03/02/20 (Ê)	700	704
Santander Drive Auto Receivables Trust			Series 2008-1 Class A4
Series 2011-1 Class B			1.236% due 09/03/24 (Ê)	400	406
2.350% due 11/16/15	1,052	1,054	Structured Asset Investment Loan Trust
Series 2011-2 Class B			Series 2003-BC11 Class M1
2.660% due 01/15/16	211	212	1.127% due 10/25/33 (Ê)	447	423
Series 2012-1 Class B			Venture CDO Ltd.
2.720% due 05/16/16	1,632	1,641	0.448% due 07/22/21 (Å)	5,450	5,316
Series 2012-2 Class B			Volkswagen Auto Loan Enhanced Trust
2.090% due 08/15/16	1,095	1,102	Series 2012-2 Class A2
Series 2012-4 Class A3			0.330% due 07/20/15	105	105
1.040% due 08/15/16	1,904	1,907	World Financial Network Credit Card
Series 2012-4 Class B			Master Trust
1.830% due 03/15/17	1,230	1,241	Series 2014-A Class A
Series 2013-1 Class B			0.532% due 12/15/19 (Ê)	300	300
1.160% due 01/15/19	2,490	2,494	World Omni Auto Receivables Trust
SLM Private Credit Student Loan Trust			Series 2013-B Class A2
Series 2006-A Class A4			0.480% due 11/15/16	700	701
0.423% due 12/15/23 (Ê)	200	197			124,168
Series 2006-B Class A4			Corporate Bonds and Notes - 16.9%
0.413% due 03/15/24 (Ê)	589	584	AbbVie, Inc.
SLM Private Education Loan Trust			1.200% due 11/06/15	300	302
Series 2010-A Class 2A			1.750% due 11/06/17	150	151
3.402% due 05/16/44 (Ê)(Þ)	2,811	2,991	2.000% due 11/06/18	175	175
Series 2011-A Class A1			Actavis, Inc.
1.152% due 10/15/24 (Ê)(Þ)	1,861	1,870	6.125% due 08/15/19	1,430	1,663
Series 2012-B Class A1			Ally Financial, Inc.
1.252% due 12/15/21 (Ê)(Þ)	256	257	4.625% due 06/26/15	100	104
Series 2012-B Class A2			Altria Group, Inc.
3.480% due 10/15/30 (Þ)	1,950	2,029	4.125% due 09/11/15	750	785
Series 2012-C Class A1			American Honda Finance Corp.
1.252% due 08/15/23 (Ê)(Þ)	3,023	3,040	0.730% due 10/07/16 (Ê)	600	605
Series 2013-B Class A2A			American International Group, Inc.
1.850% due 06/17/30 (Þ)	2,490	2,438	4.875% due 09/15/16	1,570	1,708
SLM Student Loan Trust			Amgen, Inc.

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 363

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.300% due 06/15/16	300	308	CVS Caremark Corp.
Anheuser-Busch InBev Finance, Inc.			3.250% due 05/18/15	890	913
0.639% due 02/01/19 (Ê)	600	599	Daimler Finance NA LLC
Anheuser-Busch InBev Worldwide, Inc.			1.250% due 01/11/16 (Þ)	800	807
5.375% due 01/15/20	955	1,100	0.905% due 08/01/16 (Ê)(Þ)	1,800	1,816
Apple, Inc.			Series 144a
2.100% due 05/06/19	2,300	2,307	0.585% due 03/10/17 (Å)(Ê)	2,200	2,201
2.850% due 05/06/21	1,855	1,864	Dayton Power & Light Co. (The)
Ashland, Inc.			1.875% due 09/15/16 (Å)	300	305
3.000% due 03/15/16	2,200	2,244	DIRECTV Holdings LLC / DIRECTV
AT&T, Inc.			Financing Co., Inc.
5.500% due 02/01/18	3,262	3,699	3.500% due 03/01/16	1,125	1,176
Series FRN			Dominion Resources, Inc.
0.608% due 02/12/16 (Ê)	6,200	6,217	Series C
AutoZone, Inc.			5.150% due 07/15/15	650	684
6.950% due 06/15/16	575	643	eBay, Inc.
Bank of America Corp.			0.700% due 07/15/15	1,825	1,832
4.750% due 08/01/15	1,760	1,847	EnLink Midstream Partners, LP
6.500% due 08/01/16	1,800	2,008	2.700% due 04/01/19	2,595	2,614
Series MTNL			Enterprise Products Operating LLC
5.650% due 05/01/18	350	397	1.250% due 08/13/15	125	126
Bear Stearns Cos. LLC (The)			Express Scripts Holding Co.
5.550% due 01/22/17	3,030	3,362	3.500% due 11/15/16	2,675	2,833
Boston Scientific Corp.			First Horizon National Corp.
6.400% due 06/15/16	1,347	1,492	5.375% due 12/15/15	300	319
Bristol-Myers Squibb Co.			Florida Gas Transmission Co. LLC
0.875% due 08/01/17	525	521	4.000% due 07/15/15 (Å)	500	517
Captial One Financial Co.			Ford Motor Credit Co. LLC
2.450% due 04/24/19	2,480	2,486	2.750% due 05/15/15	1,000	1,021
Caterpillar Financial Services Corp.			3.984% due 06/15/16	500	530
1.100% due 05/29/15	705	711	8.000% due 12/15/16	1,000	1,167
Chevron Corp.			3.000% due 06/12/17	700	730
1.104% due 12/05/17	670	666	Forest Laboratories, Inc.
1.718% due 06/24/18	1,755	1,759	4.375% due 02/01/19 (Þ)	1,740	1,851
Cintas Corp. No. 2			4.875% due 02/15/21 (Þ)	1,600	1,706
2.850% due 06/01/16	1,465	1,516	GATX Corp.
Cisco Systems, Inc.			2.375% due 07/30/18	600	603
1.100% due 03/03/17	600	602	General Electric Capital Corp.
CIT Group, Inc.			0.457% due 01/14/16 (Ê)	900	901
5.000% due 05/15/17	350	374	Series GMTN
Citigroup, Inc.			4.625% due 01/07/21	350	387
2.250% due 08/07/15	3,795	3,865	General Electric Co.
1.189% due 07/25/16 (Ê)	5,900	5,963	0.850% due 10/09/15	520	523
Comcast Corp.			5.250% due 12/06/17	250	283
5.900% due 03/15/16	1,100	1,204	Georgia Power Co.
5.700% due 07/01/19	200	233	0.750% due 08/10/15	275	276
Constellation Energy Group, Inc.			Gilead Sciences, Inc.
4.550% due 06/15/15	550	573	2.050% due 04/01/19	2,370	2,358
Consumers Energy Co.			Goldman Sachs Group, Inc. (The)
6.700% due 09/15/19	100	122	3.300% due 05/03/15	2,935	3,012
Coventry Health Care, Inc.			2.625% due 01/31/19	3,150	3,156
5.950% due 03/15/17	775	875	Harley-Davidson Financial Services,
Crown Castle Towers LLC			Inc.
5.495% due 01/15/17 (Þ)	1,480	1,603	1.150% due 09/15/15 (Þ)	750	754

See accompanying notes which are an integral part of the financial statements.
364 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hartford Financial Services Group, Inc.			Morgan Stanley
(The)			0.707% due 10/15/15 (Ê)	2,390	2,390
4.000% due 10/15/17	1,705	1,841	5.375% due 10/15/15	2,675	2,849
HCA, Inc.			National Rural Utilities Cooperative
6.500% due 02/15/16	100	108	Finance Corp.
Hewlett-Packard Co.			1.900% due 11/01/15	1,505	1,534
3.300% due 12/09/16	3,050	3,212	NBCUniversal Enterprise, Inc.
3.750% due 12/01/20	1,605	1,651	0.764% due 04/15/16 (Å)(Ê)	100	100
Hidden Ridge Facility Trustee			1.662% due 04/15/18 (Þ)	105	105
5.650% due 01/01/22 (Å)	4,332	4,577	1.974% due 04/15/19 (Þ)	190	187
Home Depot, Inc. (The)			New York Life Global Funding
2.250% due 09/10/18	2,300	2,344	0.750% due 07/24/15 (Þ)	300	301
HSBC Finance Corp.			Nissan Motor Acceptance Corp.
0.666% due 06/01/16 (Ê)	200	200	0.935% due 09/26/16 (Ê)(Þ)	375	377
HSBC USA, Inc.			Northeast Utilities
2.625% due 09/24/18	375	386	1.450% due 05/01/18	175	171
Humana, Inc.			Oracle Corp.
6.450% due 06/01/16	1,383	1,532	5.750% due 04/15/18	980	1,132
Intel Corp.			PepsiCo, Inc.
1.350% due 12/15/17	685	684	2.500% due 05/10/16	250	259
International Business Machines Corp.			5.000% due 06/01/18	2,810	3,166
5.700% due 09/14/17	980	1,121	Petrohawk Energy Corp.
International Lease Finance Corp.			7.250% due 08/15/18	1,540	1,626
2.183% due 06/15/16 (Ê)	4,750	4,797	Philip Morris International, Inc.
3.875% due 04/15/18	800	812	2.500% due 05/16/16	250	260
JPMorgan Chase & Co.			Principal Financial Group, Inc.
Series GMTN			1.850% due 11/15/17	110	110
0.854% due 02/26/16 (Ê)	4,800	4,825	Principal Life Global Funding II
JPMorgan Chase Bank NA			1.000% due 12/11/15 (Þ)	250	250
0.563% due 06/13/16 (Ê)	1,400	1,393	0.604% due 05/27/16 (Ê)(Þ)	495	497
Kinder Morgan Energy Partners, LP			Quebecor World Capital Corp.
3.500% due 03/01/21	1,110	1,111	4.875% due 01/02/49 (Ø)	205	—
Kroger Co. (The)			6.125% due 11/15/49 (Ø)	70	—
0.756% due 10/17/16 (Ê)	1,400	1,403	QVC INC
Lehman Brothers Holdings Capital Trust			3.125% due 04/01/19 (Þ)	2,925	2,941
VII
5.857% due 11/29/49 (ƒ)(Ø)	270	—	SABMiller Holdings, Inc.
			2.450% due 01/15/17 (Þ)	415	428
Lorillard Tobacco Co.
6.875% due 05/01/20	1,300	1,535	Samsung Electronics America, Inc.
			1.750% due 04/10/17 (Þ)	1,815	1,819
MacDermid, Inc.
4.000% due 06/07/20 (Ê)	2,035	2,030	SLM Corp.
			3.875% due 09/10/15	4,285	4,414
MassMutual Global Funding II
2.000% due 04/05/17 (Þ)	1,090	1,115	6.250% due 01/25/16	5,500	5,933
2.100% due 08/02/18 (Þ)	280	282	Southern Co. (The)
			2.450% due 09/01/18	1,325	1,353
McKesson Corp.
0.950% due 12/04/15	660	662	Southern Copper Corp.
			6.375% due 07/27/15	300	318
MetLife, Inc.
5.000% due 06/15/15	1,065	1,119	Springleaf Finance Corp.
			Series MTNI
Metropolitan Life Global Funding I			5.400% due 12/01/15	5,400	5,643
0.609% due 04/10/17 (Å)	1,800	1,799
			Sprint Communications, Inc.
1.300% due 04/10/17 (Þ)	400	399	8.375% due 08/15/17	500	587
1.300% due 04/10/17 (Å)	800	799	Symantec Corp.
MGM Resorts International			2.750% due 09/15/15	1,485	1,523
7.500% due 06/01/16	100	111	Thermo Fisher Scientific, Inc.

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 365

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
1.300% due 02/01/17	1,600	1,602	2.625% due 04/03/17 (Þ)		2,000	2,043
Time Warner Cable, Inc.			Avenue CLO III, Ltd.
5.000% due 02/01/20	1,320	1,477	Series 2006-3A Class A1L
Toyota Motor Credit Corp.			0.488% due 07/20/18 (Ê)(Þ)		92	92
0.875% due 07/17/15	525	527	Baidu Inc.
1.250% due 10/05/17	885	885	3.250% due 08/06/18		1,405	1,435
United Rentals NA, Inc.			Banco do Nordeste do Brasil SA
5.750% due 07/15/18	230	246	3.625% due 11/09/15 (Þ)		600	608
United Technologies Corp.			Banco Mercantil del Norte SA
1.800% due 06/01/17	1,015	1,033	4.375% due 07/19/15 (Þ)		500	519
UnitedHealth Group, Inc.			Banco Nacional de Desenvolvimento
0.850% due 10/15/15	2,310	2,320	Economico e Social
Unum Group			3.375% due 09/26/16 (Þ)		2,150	2,190
4.000% due 03/15/24	250	254	4.000% due 04/14/19 (Þ)		2,310	2,319
Verizon Communications, Inc.			Banco Santander Chile
2.500% due 09/15/16	475	492	3.750% due 09/22/15 (Þ)		1,000	1,032
1.984% due 09/14/18 (Ê)	100	105	Bank of Nova Scotia
3.650% due 09/14/18	100	107	0.538% due 04/11/17 (Ê)		1,500	1,499
4.500% due 09/15/20	6,417	6,993	BBVA US Senior SAU
Series FRN			4.664% due 10/09/15		1,690	1,774
1.763% due 09/15/16 (Ê)	4,500	4,631	BHP Billiton Finance USA, Ltd.
			3.850% due 09/30/23		1,095	1,135
WellPoint, Inc.
1.250% due 09/10/15	506	510	BP Capital Markets PLC
			0.656% due 11/07/16 (Ê)		375	377
Wells Fargo & Co
0.758% due 07/20/16 (Ê)	4,300	4,324	2.241% due 09/26/18		300	304
Wells Fargo & Co.			4.500% due 10/01/20		100	110
1.250% due 07/20/16	1,400	1,412	British Telecommunications PLC
Wells Fargo Bank NA			2.350% due 02/14/19		255	255
Series BKNT			CNPC General Capital, Ltd.
0.508% due 07/20/15 (Ê)(~)	1,300	1,304	1.450% due 04/16/16 (Þ)		600	599
Williams Partners, LP			Cooperatieve Centrale Raiffeisen-
4.125% due 11/15/20	1,262	1,323	Boerenleenbank BA
4.300% due 03/04/24	105	107	2.125% due 10/13/15		815	834
Wm Wrigley Jr Co.			4.625% due 12/01/23		415	432
1.400% due 10/21/16 (Þ)	125	126	Covidien International Finance SA
Yum! Brands, Inc.			1.350% due 05/29/15		1,170	1,181
4.250% due 09/15/15	1,570	1,643	Electricite de France
ZFS Finance USA Trust V			1.150% due 01/20/17 (Þ)		625	625
6.500% due 05/09/37 (Þ)	1,980	2,124	2.150% due 01/22/19 (Þ)		1,010	1,015
		207,720	Export-Import Bank of Korea
International Debt - 13.3%			0.977% due 01/14/17 (Ê)		900	904
			Federate Republic of Brazil Bond
ABN AMRO Bank NV			2.875% due 04/01/21		2,020	2,798
1.028% due 10/28/16 (Å)(Ê)	1,100	1,108
			Granite Master Issuer PLC
Abu Dhabi National Energy Co.			Series 2005-2 Class A7
4.125% due 03/13/17 (Þ)	920	981	0.806% due 12/20/54 (Ê)	GBP	439	737
Achmea BV			Series 2005-2 Class A8
2.500% due 11/19/20	135	192	0.806% due 12/20/54 (Ê)	GBP	532	891
AIMCO CLO
Series 2005-AA Class A1B			Series 2005-4 Class A6
0.478% due 10/20/19 (Ê)(Þ)	613	606	0.726% due 12/20/54 (Ê)	GBP	231	387
American Money Management Corp			Series 2006-2 Class A6
Series 2006-6A Class C			0.706% due 12/20/54 (Ê)	GBP	624	1,047
0.935% due 05/03/18 (Å)(Ê)	1,100	1,099	Great Hall Mortgages PLC
Anglo American Capital PLC

See accompanying notes which are an integral part of the financial statements.
366 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series 2007-2X Class AC				0.590% due 04/04/17 (Å)(Ê)	1,200	1,201
0.365% due 06/18/39 (Ê)		475	449	Norske Skogindustrier ASA
Gulf Stream Compass CLO, Ltd.				6.125% due 10/15/15 (Þ)	535	468
Series 2006-2A Class A2				Ooredoo International Finance, Ltd.
0.489% due 01/24/20 (Ê)(Þ)		156	156	3.375% due 10/14/16 (Þ)	2,800	2,929
Hewett's Island CDO, Ltd.				Orange SA
Series 2007-6A Class AT				2.750% due 09/14/16	5,000	5,195
0.455% due 06/09/19 (Ê)(Þ)		2,208	2,197	Petrobras Global Finance BV
Hutchison Whampoa International 11,				1.855% due 05/20/16 (Ê)	2,200	2,186
Ltd.				3.250% due 03/17/17	3,250	3,297
3.500% due 01/13/17 (Þ)		1,500	1,576	Petrobras International Finance Co.
Hydro-Quebec				5.750% due 01/20/20	2,415	2,550
2.000% due 06/30/16		3,900	4,011	Province of Ontario Canada
Industrial Bank of Korea				1.000% due 07/22/16	1,200	1,209
3.750% due 09/29/16 (Þ)		1,900	2,008	1.600% due 09/21/16	14,500	14,774
ING Bank NV
3.750% due 03/07/17 (Þ)		325	346	1.100% due 10/25/17	4,700	4,667
				Qatari Diar Finance Co.
Intesa Sanpaolo SpA				3.500% due 07/21/15 (Þ)	1,400	1,444
2.375% due 01/13/17		4,320	4,364
				QGOG Atlantic / Alaskan Rigs, Ltd.
Intesa Sanpaolo SpA				5.250% due 07/30/18 (Þ)	1,076	1,114
Series YCD
1.608% due 04/11/16 (Ê)		3,600	3,616	Rio Tinto Finance USA PLC
Italy Buoni del Tesoro Poliennali Bond				1.375% due 06/17/16	1,215	1,228
2.250% due 05/15/16		11,900	16,975	2.250% due 12/14/18	1,160	1,167
JPMorgan Chase Bank NA				3.500% due 03/22/22	1,195	1,207
5.375% due 09/28/16	GBP	3,000	5,475	Royal Bank of Scotland Group PLC
Korea Development Bank (The)				2.550% due 09/18/15	1,275	1,302
3.250% due 03/09/16		1,800	1,869	1.875% due 03/31/17	3,835	3,856
Korea East-West Power Co., Ltd.				4.700% due 07/03/18	1,945	2,020
2.500% due 07/16/17 (Þ)		1,000	1,019	Sanofi
Korea Gas Corp.				1.250% due 04/10/18	600	591
2.875% due 07/29/18 (Þ)		1,430	1,452	Shell International Finance BV
Korea Housing Finance Corp.				0.307% due 11/10/15 (Ê)	1,200	1,200
4.125% due 12/15/15 (Þ)		700	736	0.625% due 12/04/15	600	601
KT Corp.				0.434% due 11/15/16 (Ê)	1,750	1,754
1.750% due 04/22/17 (Å)		900	899	Shinhan Bank
Lafayette CLO I, Ltd.				0.880% due 04/08/17 (Å)(Ê)	900	901
Series 2012-1A Class A				Skandinaviska Enskilda Banken AB
1.635% due 09/06/22 (Ê)(Þ)		141	141	2.375% due 03/25/19 (Þ)	375	375
Lukoil International Finance BV				SMART Trust
3.416% due 04/24/18 (Þ)		2,800	2,633	Series 2011-4USA Class A3A
Morgan Stanley				1.810% due 11/14/15 (Þ)	4,292	4,307
4.750% due 11/16/18	AUD	2,570	2,410	Sumitomo Mitsui Banking Corp.
Motor PLC				1.350% due 07/18/15	1,700	1,716
Series 2012-12A Class A1C				Tencent Holdings, Ltd.
1.286% due 02/25/20 (Þ)		4,160	4,164	3.375% due 05/02/19 (Å)	850	854
MT Wilson Clo II, Ltd.				Teva Pharmaceutical Finance II BV /
Series 2007-2A Class A1				Teva Pharmaceutical Finance III LLC
0.458% due 07/11/20 (Ê)(Þ)		684	679	3.000% due 06/15/15	965	992
NOB Hill CLO, Ltd.				Total Capital Canada, Ltd.
Series 2006-1A Class A1				0.607% due 01/15/16 (Ê)	2,900	2,918
0.486% due 08/15/18 (Ê)(Þ)		803	801	Total Capital SA
Nomura Holdings, Inc.				3.125% due 10/02/15	1,532	1,589
2.000% due 09/13/16		2,235	2,264	Trade MAPS 1, Ltd.
Nordea Bank AB

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 367

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-1A Class A			Banc of America Mortgage Securities,
0.850% due 12/10/18 (Ê)(Þ)	2,190	2,197	Inc.
Transocean, Inc.			Series 2004-2 Class 5A1
4.950% due 11/15/15	825	875	6.500% due 10/25/31	24	25
Willis Group Holdings PLC			Series 2004-G Class 2A7
4.125% due 03/15/16	535	562	2.754% due 08/25/34 (Ê)	1,033	1,034
		164,614	Series 2004-I Class 2A2
Mortgage-Backed Securities - 23.0%			2.758% due 10/25/34 (Ê)	1,133	1,143
Alternative Loan Trust			Bcap LLC
Series 2003-J2 Class A1			Series 2011-R11 Class 15A1
6.000% due 10/25/33	54	57	2.640% due 10/26/33 (Ê)(Þ)	1,529	1,565
American General Mortgage Loan Trust			Series 2011-R11 Class 20A5
Series 2010-1A Class A1			2.626% due 03/26/35 (Ê)(Þ)	732	747
5.150% due 03/25/58 (Þ)	262	264	BCAP LLC Trust
American Home Mortgage Investment			Series 2013-RR4 Class 1A1
Trust			0.322% due 09/26/35 (Ê)(Þ)	247	243
Series 2004-3 Class 5A			Bear Stearns Adjustable Rate Mortgage
2.173% due 10/25/34 (Ê)	380	379	Trust
Series 2004-4 Class 4A			Series 2005-6 Class 1A1
2.329% due 02/25/45 (Ê)	177	178	2.735% due 08/25/35 (Ê)	122	105
Banc of America Commercial Mortgage			Bear Stearns Alt-A Trust
Trust			Series 2005-4 Class 23A1
Series 2006-2 Class AM			2.533% due 05/25/35 (Ê)	483	472
5.954% due 05/10/45	1,270	1,391	Series 2005-7 Class 22A1
Series 2007-2 Class A1A			2.665% due 09/25/35 (Ê)	31	27
5.731% due 04/10/49	706	773	Bear Stearns ARM Trust
Series 2007-2 Class AM			Series 2003-1 Class 5A1
5.792% due 04/10/49	1,245	1,377	2.234% due 04/25/33 (Ê)	67	66
Series 2008-1 Class A3			Series 2003-8 Class 2A1
6.381% due 02/10/51	195	195	2.737% due 01/25/34 (Ê)	82	83
Banc of America Funding Trust			Series 2004-5 Class 2A
Series 2005-D Class A1			3.056% due 07/25/34 (Ê)	709	712
2.623% due 05/25/35 (Ê)	290	298	Bear Stearns Commercial Mortgage
Series 2006-A Class 1A1			Securities Trust
2.635% due 02/20/36 (Ê)	610	610	Series 2002-TOP6 Class G
			6.000% due 10/15/36 (Þ)	1,829	1,934
Series 2006-F Class 1A2
2.610% due 07/20/36 (Ê)	47	24	Series 2003-T12 Class C
			4.836% due 08/13/39	313	314
Series 2006-I Class 5A1
5.606% due 10/20/46 (Ê)	256	227	Series 2005-PWR7 Class A3
			5.116% due 02/11/41	330	337
Banc of America Merrill Lynch
Commercial Mortgage, Inc.			Series 2005-PWR9 Class AAB
Series 2004-4 Class B			4.804% due 09/11/42	331	334
4.985% due 07/10/42	915	925	Series 2005-T18 Class B
Series 2004-6 Class A5			5.035% due 02/13/42	400	412
4.811% due 12/10/42	415	418	Bear Stearns Structured Products, Inc.
Series 2005-1 Class A4			Series 2007-R6 Class 1A1
5.347% due 11/10/42	1,034	1,044	1.885% due 01/26/36 (Ê)	150	121
Series 2005-3 Class A2			Series 2007-R6 Class 2A1
4.501% due 07/10/43	32	32	2.874% due 12/26/46 (Ê)	1,249	867
Series 2005-5 Class B			Capmark Mortgage Securities, Inc.
5.393% due 10/10/45	400	410	Series 1997-C2 Class G
			6.750% due 04/15/29	605	675
Series 2007-3 Class A3
5.716% due 06/10/49	3,763	3,760	Chase Commercial Mortgage Securities
			Corp.

See accompanying notes which are an integral part of the financial statements.
368 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 1998-1 Class F			Series 2006-C2 Class A1A
6.560% due 05/18/30 (Þ)	103	103	5.858% due 03/15/39	3,919	4,210
CHL Mortgage Pass-Through Trust			Series 2006-C3 Class A1A
Series 2003-40 Class A5			5.982% due 06/15/38	340	365
4.500% due 10/25/18	932	955	Series 2006-C5 Class A1A
Series 2004-22 Class A3			5.297% due 12/15/39	532	580
2.498% due 11/25/34 (Ê)	108	102	Series 2007-C1 Class A3
Series 2004-HYB9 Class 1A1			5.383% due 02/15/40	88	96
2.500% due 02/20/35 (Ê)	184	179	Credit Suisse First Boston Mortgage
Series 2005-HYB9 Class 5A1			Securities Corp.
2.376% due 02/20/36 (Ê)	547	464	Series 2002-CP5 Class E
Series 2006-1 Class A2			5.339% due 12/15/35	146	146
6.000% due 03/25/36	527	481	Series 2003-C5 Class D
Series 2007-1 Class A1			5.116% due 12/15/36	878	881
6.000% due 03/25/37	1,646	1,497	Series 2004-C4 Class B
Series 2007-9 Class A11			4.816% due 10/15/39	1,330	1,342
5.750% due 07/25/37	759	708	Series 2004-C5 Class B
Citigroup Commercial Mortgage Trust			4.929% due 11/15/37	3,070	3,114
Series 2004-C1 Class E			Series 2005-C2 Class A3
5.626% due 04/15/40	396	396	4.691% due 04/15/37	1,572	1,587
Series 2005-CD1 Class AJ			Credit Suisse Mortgage Capital
5.402% due 07/15/44	1,055	1,110	Certificates
Citigroup Mortgage Loan Trust, Inc.			Series 2006-TF2A Class D
Series 2007-10 Class 2A3A			0.452% due 10/15/21 (Ê)(Þ)	825	809
5.365% due 09/25/37 (Ê)	93	79	DBRR Trust
Commercial Mortgage Asset Trust			Series 2012-EZ1 Class B
Series 1999-C1 Class D			1.393% due 09/25/45 (Þ)	1,650	1,648
7.306% due 01/17/32	104	104	Series 2013-EZ2 Class A
Series 2001-J2A Class E			0.853% due 02/25/45 (Þ)	624	621
7.160% due 07/16/34 (Þ)	760	863	Deutsche Mortgage Securities, Inc. Re-
Commercial Mortgage Pass Through			REMIC Trust Certificates
Certificates			Series 2005-WF1 Class 1A3
Series 2007-C4 Class A3			5.229% due 06/26/35 (Ê)(Þ)	262	264
6.053% due 09/15/39	1,040	1,046	Extended Stay America Trust
Series 2007-FL14 Class AJ			Series 2013-ESFL Class A1FL
0.332% due 06/15/22 (Ê)(Þ)	1,895	1,879	0.953% due 12/05/31 (Ê)(Þ)	688	689
Series 2007-GG9 Class A2			Series 2013-ESH7 Class A27
5.381% due 03/10/39	313	319	2.958% due 12/05/31 (Þ)	1,675	1,674
Series 2007-GG9 Class A4			Fannie Mae
5.444% due 03/10/39	700	766	5.000% due 2015	1,744	1,792
Commercial Mortgage Trust			5.500% due 2017	69	73
Series 2005-CD1 Class AM			6.000% due 2017	19	19
5.402% due 07/15/44	580	613	7.000% due 2017	18	19
			4.500% due 2019	218	232
Series 2006-CD2 Class A1B			5.700% due 2019	913	1,003
5.488% due 01/15/46	983	1,042	4.500% due 2020	1,512	1,608
Series 2007-CD4 Class A1A			4.500% due 2021	69	74
5.289% due 12/11/49	4,376	4,682	7.000% due 2022	196	207
Countrywide Alternative Loan Trust			4.500% due 2023	146	156
Series 2005-48T1 Class A6			5.000% due 2023	417	456
5.500% due 11/25/35	1,985	1,742	4.500% due 2024	3,727	3,994
Series 2006-36T2 Class 1A9			5.000% due 2024	212	233
1.052% due 12/25/36 (Ê)	456	306	4.500% due 2025	793	854
Credit Suisse Commercial Mortgage			5.000% due 2026	302	331
Trust			5.000% due 2027	196	214
			5.000% due 2028	589	645

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 369

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 2029	665	732	Series 2010-15 Class FD
5.000% due 2030	347	385	0.892% due 03/25/40 (Ê)	956	971
5.000% due 2031	31	35	Series 2010-141 Class MD
2.230% due 2033(Ê)	43	45	2.000% due 10/25/40	403	405
2.237% due 2035(Ê)	724	761	Series 2010-150 Class PC
2.288% due 2035(Ê)	67	71	3.000% due 10/25/40	732	749
2.485% due 2035(Ê)	5,665	6,028	Series 2011-53 Class FY
6.000% due 2036	369	412	0.702% due 06/25/41 (Ê)	1,778	1,790
5.000% due 2037	686	751
5.500% due 2037	576	636	Series 2012-146 Class QA
5.500% due 2038	2,487	2,747	1.000% due 01/25/43	172	153
6.000% due 2038	430	482	Fannie Mae Whole Loan
6.000% due 2039	59	65	Series 2002-W3 Class A4
5.000% due 2040	1,741	1,911	6.500% due 11/25/41	298	341
1.379% due 2041(Ê)	312	326	Series 2003-W2 Class 1A1
5.000% due 2041	395	435	6.500% due 07/25/42	154	176
6.000% due 2041	1,192	1,334	Series 2004-W2 Class 2A2
1.329% due 2042(Ê)	99	102	7.000% due 02/25/44	575	666
5.000% due 2042	63	69	Series 2004-W9 Class 2A1
15 Year TBA(Ï)			6.500% due 02/25/44	30	34
4.500%	2,120	2,006	Series 2004-W11 Class 1A2
Fannie Mae Grantor Trust			6.500% due 05/25/44	235	272
Series 2001-T3 Class A1			Series 2004-W12 Class 1A1
7.500% due 11/25/40	255	298	6.000% due 07/25/44	2,634	2,950
Series 2001-T4 Class A1			Series 2005-W1 Class 1A2
7.500% due 07/25/41	685	815	6.500% due 10/25/44	80	94
Series 2001-T8 Class A2			Fannie Mae-Aces
9.500% due 07/25/41	18	22	Series 2006-M2 Class A2F
Series 2001-T10 Class A1			5.259% due 05/25/20	623	693
7.000% due 12/25/41	48	56	FDIC Guaranteed Notes Trust
Series 2001-T10 Class A2			Series 2010-C1 Class A
7.500% due 12/25/41	878	1,013	2.980% due 12/06/20 (Þ)	741	771
Series 2002-T4 Class A3			Series 2010-S1 Class 1A
7.500% due 12/25/41	7	8	0.703% due 02/25/48 (Ê)(Þ)	237	237
Series 2002-T19 Class A1			FDIC Trust
6.500% due 07/25/42	434	496	Series 2010-R1 Class A
Series 2004-T1 Class 1A2			2.184% due 05/25/50 (Þ)	2,896	2,916
6.500% due 01/25/44	774	881	Series 2011-R1 Class A
Series 2004-T2 Class 1A3			2.672% due 07/25/26 (Þ)	1,162	1,198
7.000% due 11/25/43	629	706	Federal Home Loan Mortgage Corp.
Fannie Mae REMICS			Multifamily Structured Pass Through
Series 2002-57 Class PG			Certificates
5.500% due 09/25/17	259	274	Series 2011-K014 Class X1
Series 2004-70 Class EB			Interest Only STRIP
5.000% due 10/25/24	143	156	1.428% due 04/25/21	5,188	373
Series 2007-18 Class BD			Series 2011-K702 Class X1
5.750% due 05/25/36	1,370	1,414	Interest Only STRIP
Series 2007-30 Class AF			1.702% due 02/25/18	31,216	1,605
0.462% due 04/25/37 (Ê)	149	148	Series 2011-K703 Class A1
Series 2007-63 Class FC			1.873% due 01/25/18	353	360
0.502% due 07/25/37 (Ê)	349	349	Series 2012-K501 Class X1A
			Interest Only STRIP
Series 2007-73 Class A1			1.863% due 08/25/16	11,266	293
0.212% due 07/25/37 (Ê)	87	85
			Series 2012-K706 Class X1
Series 2009-96 Class DB			1.729% due 10/25/18	11,416	713
4.000% due 11/25/29	231	245

See accompanying notes which are an integral part of the financial statements.
370 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Federal Home Loan Mortgage Corp.			Series 2013-4157 Class MA
Structured Pass Through Securities			2.000% due 01/15/53	1,098	1,079
Series 2002-51 Class 1A			Series 2013-4272 Class YG
6.500% due 09/25/43	154	175	2.000% due 11/15/26	3,952	3,991
Series 2003-58 Class 2A			GE Capital Commercial Mortgage Corp.
6.500% due 09/25/43	38	44	Series 2005-C3 Class F
Series 2005-63 Class 1A1			5.328% due 07/10/45 (Å)	2,030	2,066
1.329% due 02/25/45 (Ê)	309	314	Ginnie Mae I
First Horizon Asset Securities, Inc.			3.000% due 2027	1,841	1,917
Series 2005-AR4 Class 2A1			Ginnie Mae II
2.583% due 10/25/35 (Ê)	1,163	1,021	1.625% due 2027(Ê)	30	31
Freddie Mac			1.625% due 2032(Ê)	37	39
6.000% due 2016	27	28	3.500% due 2040(Ê)	9,915	10,464
6.000% due 2018	34	36	4.000% due 2040(Ê)	651	687
5.500% due 2019	747	803	5.390% due 2059	3,638	3,921
5.500% due 2022	443	483	5.508% due 2059	2,965	3,191
5.500% due 2029	180	199	5.500% due 2060	2,939	3,236
6.000% due 2029	15	16	4.502% due 2061	760	836
6.000% due 2031	34	38	4.700% due 2061	1,683	1,867
6.000% due 2033	93	105	4.748% due 2061	3,598	3,899
2.403% due 2035(Ê)	128	136	4.582% due 2062	1,230	1,351
2.523% due 2035(Ê)	144	154	4.672% due 2062	749	819
Freddie Mac REMICS			4.674% due 2062	1,710	1,869
Series 2003-2559 Class PB			4.816% due 2062	1,761	1,933
5.500% due 08/15/30	1	1	4.856% due 2062	2,667	2,917
Series 2003-2632 Class AB			4.732% due 2063	1,618	1,783
4.500% due 06/15/18	1,205	1,282	GMAC Commercial Mortgage Securities,
Series 2003-2657 Class WT			Inc.
4.500% due 08/15/18	343	362	Series 2004-C3 Class A4
Series 2005-2922 Class JN			4.547% due 12/10/41	310	311
4.500% due 02/15/20	2,788	2,892	Series 2005-C1 Class A5
Series 2006-3149 Class LF			4.697% due 05/10/43	380	390
0.452% due 05/15/36 (Ê)	234	234	Government National Mortgage
			Association
Series 2006-3173 Class PE			Series 2010-14 Class A
6.000% due 04/15/35	4	4	4.500% due 06/16/39	252	271
Series 2006-R006 Class ZA			Series 2010-74 Class IO
6.000% due 04/15/36	1,579	1,721	Interest Only STRIP
Series 2006-R007 Class ZA			0.456% due 03/16/50	9,260	253
6.000% due 05/15/36	1,524	1,706	Series 2010-124 Class C
Series 2007-3335 Class BF			3.392% due 03/16/45	675	699
0.302% due 07/15/19 (Ê)	47	47	Series 2010-H04 Class BI
Series 2007-3335 Class FT			Interest Only STRIP
0.302% due 08/15/19 (Ê)	133	133	1.386% due 04/20/60	5,422	311
Series 2010-3673 Class QA			Series 2010-H12 Class PT
4.500% due 06/15/39	592	625	5.470% due 11/20/59	1,269	1,355
Series 2010-3704 Class DC			Series 2010-H22 Class JI
4.000% due 11/15/36	382	407	Interest Only STRIP
Series 2011-3816 Class D			2.500% due 11/20/60	4,425	444
3.500% due 08/15/28	1,594	1,658	Series 2011-H21 Class HI
Series 2011-3898 Class AF			Interest Only STRIP
0.722% due 06/15/41 (Ê)	2,118	2,128	1.811% due 11/20/61	10,074	731
Series 2012-4029 Class BG			Series 2012-99 Class CI
2.500% due 07/15/41	229	227	Interest Only STRIP
Series 2012-4036 Class PA			1.043% due 10/16/49	7,198	543
2.750% due 04/15/41	722	710

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 371

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-115 Class IO			Series 2006-2F Class 3A3
Interest Only STRIP			6.000% due 02/25/36	2,266	1,980
0.432% due 04/16/54	7,683	366	Series 2006-3F Class 2A3
Series 2012-132 Class IO			5.750% due 03/25/36	330	308
Interest Only STRIP			Series 2006-8F Class 4A17
1.141% due 06/16/54	13,639	1,004	6.000% due 09/25/36	794	638
Series 2012-147 Class AE			Series 2007-AR1 Class 1A1
1.750% due 07/16/47	1,250	1,188	2.628% due 03/25/37 (Ê)	2,668	2,146
Series 2012-H11 Class CI			HarborView Mortgage Loan Trust
Interest Only STRIP			Series 2005-4 Class 3A1
2.905% due 04/20/62	6,246	593	2.712% due 07/19/35 (Ê)	691	600
Series 2013-2 Class IO			JP Morgan Chase Commercial Mortgage
Interest Only STRIP			Securities Trust
0.741% due 05/16/54	26,983	1,526	Series 2007-CB20 Class AM
Series 2013-H03 Class HI			6.085% due 02/12/51	160	181
Interest Only STRIP			JPMorgan Chase Commercial Mortgage
2.584% due 12/20/62	5,471	641	Securities Trust
Series 2013-H06 Class HI			Series 2001-CIB2 Class C
Interest Only STRIP			6.739% due 04/15/35	197	198
2.939% due 01/20/63	11,928	1,354	Series 2001-CIB2 Class D
Series 2013-H07 Class JL			6.847% due 04/15/35	638	652
Interest Only STRIP			Series 2002-C2 Class E
2.625% due 03/20/63	12,515	1,525	5.978% due 12/12/34	312	335
Greenpoint Mortgage Pass-Through			Series 2003-C1 Class D
Certificates			5.192% due 01/12/37	705	706
Series 2003-1 Class A1			Series 2004-LN2 Class A2
2.793% due 10/25/33 (Ê)	123	124	5.115% due 07/15/41	1,178	1,181
GS Mortgage Securities Corp. II			Series 2004-LN2 Class B
Series 2004-GG2 Class A6			5.362% due 07/15/41	150	152
5.396% due 08/10/38	580	581	Series 2005-CB13 Class A4
Series 2013-KYO Class B			5.420% due 01/12/43	2,070	2,185
1.603% due 11/08/29 (Ê)(Þ)	595	600	Series 2006-LDP6 Class ASB
GSMPS Mortgage Loan Trust			5.490% due 04/15/43	579	591
Series 1998-1 Class A			Series 2006-LDP9 Class A1A
8.000% due 09/19/27 (Þ)	45	46	5.257% due 05/15/47	1,997	2,123
Series 1998-2 Class A			Series 2007-CB20 Class A4
7.676% due 05/19/27 (Þ)	198	201	5.794% due 02/12/51	414	461
Series 1998-3 Class A			Series 2014-FBLU Class C
7.750% due 09/19/27 (Þ)	9	10	2.153% due 12/15/28 (Ê)(Þ)	2,300	2,308
Series 1999-3 Class A			JPMorgan Mortgage Trust
8.000% due 08/19/29 (Þ)	18	18	Series 2004-A2 Class 1A1
Series 2005-RP1 Class 1A4			2.588% due 05/25/34 (Ê)	197	197
8.500% due 01/25/35 (Þ)	191	206	Series 2005-A1 Class 6T1
Series 2006-RP1 Class 1A2			3.252% due 02/25/35 (Ê)	7	7
7.500% due 01/25/36 (Þ)	381	385	Series 2005-A4 Class 1A1
Series 2006-RP1 Class 1A3			5.215% due 07/25/35 (Ê)	68	70
8.000% due 01/25/36 (Þ)	100	104	Series 2006-A6 Class 1A2
Series 2006-RP1 Class 1A4			2.568% due 10/25/36 (Ê)	27	23
8.500% due 01/25/36 (Þ)	75	80	LB Commercial Mortgage Trust
GSR Mortgage Loan Trust			Series 1998-C4 Class G
Series 2004-7 Class 1A1			5.600% due 10/15/35 (Þ)	481	483
2.451% due 06/25/34 (Ê)	153	153	LB-UBS Commercial Mortgage Trust
Series 2005-AR6 Class 2A1			Series 2004-C7 Class A1A
2.651% due 09/25/35 (Ê)	239	242	4.475% due 10/15/29	1,175	1,188

See accompanying notes which are an integral part of the financial statements.

372 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-C2 Class AJ			Series 2001-TOP3 Class C
5.205% due 04/15/30	1,800	1,860	6.790% due 07/15/33	437	444
Series 2005-C3 Class AM			Morgan Stanley Re-REMIC Trust
4.794% due 07/15/40	2,007	2,080	Series 2010-GG10 Class A4A
Series 2006-C6 Class A1A			5.997% due 08/15/45 (Þ)	3,939	4,361
5.342% due 09/15/39	373	406	Series 2010-HQ4 Class AJ
Mastr Adjustable Rate Mortgages Trust			4.970% due 04/15/40 (Þ)	880	890
Series 2005-1 Class B1			Mortgage-Linked Amortizing Notes
3.367% due 03/25/35 (Ê)	238	23	Series 2012-1 Class A10
Mastr Reperforming Loan Trust			2.060% due 01/15/22	5,968	6,017
Series 2005-1 Class 1A3			Motel 6 Trust
7.000% due 08/25/34 (Þ)	476	490	Series 2012-MTL6 Class A1
Series 2005-2 Class 1A4			1.500% due 10/05/25 (Þ)	2,397	2,403
8.000% due 05/25/35 (Þ)	334	323	Series 2012-MTL6 Class A2
Merrill Lynch Mortgage Investors Trust			1.948% due 10/05/25 (Þ)	1,800	1,794
Series 1998-C1 Class A3			Series 2012-MTL6 Class XA1
6.720% due 11/15/26	1,255	1,336	Interest Only STRIP
Series 1998-C3 Class IO			3.171% due 10/05/25 (Þ)	11,200	202
1.067% due 12/15/30	1,244	29	MRFC Mortgage Pass-Through Trust
Series 2005-A10 Class A			Series 2000-TBC2 Class A1
0.362% due 02/25/36 (Ê)	41	37	0.632% due 06/15/30 (Ê)	253	248
Merrill Lynch Mortgage Trust			NCUA Guaranteed Notes
Series 2004-KEY2 Class A4			Series 2010-R1 Class 2A
4.864% due 08/12/39	415	418	1.840% due 10/07/20	1,061	1,073
Series 2004-KEY2 Class B			Series 2010-R3 Class 3A
4.947% due 08/12/39	1,977	2,006	2.400% due 12/08/20	557	567
Series 2005-CIP1 Class A2			Nomura Asset Acceptance Corp.
4.960% due 07/12/38	40	40	Alternative Loan Trust
Series 2005-CIP1 Class AM			Series 2004-AR4 Class 1A1
5.107% due 07/12/38	1,728	1,813	2.658% due 12/25/34	442	446
MLCC Mortgage Investors, Inc.			Series 2005-WF1 Class 2A2
2.685% due 11/25/35	2,766	2,718	4.786% due 03/25/35	108	112
Series 2005-3 Class 5A			NorthStar Mortgage Trust
0.402% due 11/25/35 (Ê)	68	66	Series 2012-1 Class A
			1.357% due 08/25/29 (Ê)(Þ)	502	502
ML-CFC Commercial Mortgage Trust
Series 2007-6 Class A4			Prime Mortgage Trust
5.485% due 03/12/51	200	220	Series 2004-CL1 Class 1A2
			0.552% due 02/25/34 (Ê)	34	32
Morgan Stanley Capital I Trust
Series 2003-IQ5 Class C			Series 2004-CL1 Class 2A2
5.992% due 04/15/38	100	100	0.552% due 02/25/19 (Ê)	1	—
Series 2004-HQ4 Class A7			Prudential Commercial Mortgage Trust
4.970% due 04/14/40	78	79	Series 2003-PWR1 Class E
			5.259% due 02/11/36 (Þ)	357	357
Series 2004-T13 Class C
4.790% due 09/13/45	584	586	RBSCF Trust
			5.509% due 04/16/47 (Å)	2,500	2,657
Series 2005-HQ6 Class D
5.202% due 08/13/42	1,000	1,022	Series 2010-RR3 Class MSCA
			6.105% due 06/16/49 (Å)	392	429
Series 2006-HQ8 Class A4
5.598% due 03/12/44	595	629	RBSSP Resecuritization Trust
			Series 2010-3 Class 9A1
Series 2006-IQ12 Class AM			5.500% due 02/26/35 (Þ)	1,513	1,576
5.370% due 12/15/43	265	288	Reperforming Loan REMIC Trust
Series 2007-HQ12 Class A2			Series 2005-R2 Class 2A4
5.777% due 04/12/49	1,358	1,397	8.500% due 06/25/35 (Þ)	101	107
Morgan Stanley Dean Witter Capital I			Residential Asset Securitization Trust
Trust

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 373

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-A10 Class A3			Series 2007-C31 Class A4
5.500% due 09/25/35	333	302	5.509% due 04/15/47	100	109
Series 2006-A9CB Class A6			Series 2007-C32 Class A2
6.000% due 09/25/36	549	368	5.929% due 06/15/49	181	185
RFMSI Trust			Series 2007-WHL8 Class A1
Series 2006-S10 Class 1A7			0.232% due 06/15/20 (Ê)(Þ)	552	548
6.000% due 10/25/36	404	356	Wachovia Commercial Mortgage
Rialto Real Estate Fund			Securities, Inc. Pass Through
2.850% due 05/15/24 (Å)	1,435	1,435	Certificates
Rref, LLC			Series 2003-C9 Class D
Series 2013-LT2 Class A			5.209% due 12/15/35	32	32
2.833% due 05/22/28 (Þ)	341	341	Washington Mutual Commercial
Salomon Brothers Mortgage Securities			Mortgage Securities Trust
VII, Inc.			Series 2006-SL1 Class A
Series 2003-UP2 Class A1			4.403% due 11/23/43 (Þ)	398	398
7.000% due 12/25/18	65	70	Washington Mutual Mortgage Pass-
Sequoia Mortgage Trust			Through Certificates
Series 2004-9 Class A2			Series 2002-AR9 Class 1A
0.694% due 10/20/34 (Ê)	787	752	1.526% due 08/25/42 (Ê)	121	114
SMA Issuer I LLC			Washington Mutual Mortgage Pass-
Series 2012-LV1 Class A			Through Certificates Trust
3.500% due 08/20/25 (Þ)	93	93	Series 2002-AR6 Class A
Structured Asset Mortgage Investments			1.526% due 06/25/42 (Ê)	46	43
Trust			Series 2003-AR7 Class A7
Series 2002-AR3 Class A1			2.298% due 08/25/33 (Ê)	101	102
0.812% due 09/19/32 (Ê)	12	11	Series 2004-AR13 Class A2A
Structured Asset Securities Corp.			0.522% due 11/25/34 (Ê)	360	339
Mortgage Pass Through Certificates			Series 2005-AR13 Class A1A1
Series 2001-21A Class 1A1			0.442% due 10/25/45 (Ê)	597	555
2.218% due 01/25/32 (Ê)	7	7	Series 2006-AR11 Class 2A
Series 2003-34A Class 6A			2.268% due 09/25/46 (Ê)	331	308
2.693% due 11/25/33 (Ê)	259	255	Series 2007-HY3 Class 4A1
Structured Asset Securities Corp. Trust			2.428% due 03/25/37 (Ê)	2,113	1,978
Series 2005-16 Class 1A2			Wells Fargo Mortgage Backed Securities
5.500% due 09/25/35	526	540	Trust
Suntrust Adjustable Rate Mortgage Loan			Series 2004-CC Class A1
Trust			2.615% due 01/25/35 (Ê)	93	93
Series 2007-2 Class 3A3			Series 2005-AR2 Class 2A1
2.706% due 04/25/37 (Ê)	3,480	2,932	2.614% due 03/25/35 (Ê)	206	209
Wachovia Bank Commercial Mortgage			Series 2005-AR16 Class 6A3
Trust			2.622% due 10/25/35 (Ê)	2,630	2,654
Series 2004-C14 Class D			Series 2006-6 Class 1A22
5.269% due 08/15/41	1,056	1,065	6.000% due 05/25/36 (Ê)	1,926	1,901
Series 2004-C14 Class E			Series 2006-AR2 Class 2A1
5.358% due 08/15/41 (Þ)	655	660	2.613% due 03/25/36	406	407
Series 2004-C14 Class F			Series 2006-AR2 Class 2A3
5.526% due 08/15/41 (Þ)	495	498	2.613% due 03/25/36 (Ê)	1,155	1,146
Series 2004-C15 Class A4			Series 2006-AR10 Class 4A1
4.803% due 10/15/41	100	101	2.604% due 07/25/36 (Ê)	505	461
Series 2004-C15 Class B			Series 2006-AR10 Class 5A6
4.892% due 10/15/41	320	324	2.612% due 07/25/36 (Ê)	101	98
Series 2005-C17 Class A4			Series 2006-AR17 Class A1
5.083% due 03/15/42	98	100	2.612% due 10/25/36 (Ê)	1,411	1,340
Series 2007-C31 Class A2			Series 2007-AR8 Class A1
5.421% due 04/15/47	200	200	5.958% due 11/25/37 (Ê)	590	540

See accompanying notes which are an integral part of the financial statements.
374 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
			283,715	Series 2007-X Class A1
Non-US Bonds - 6.2%				0.522% due 02/18/24 (Ê)	EUR	353	477
Autonomous Community of Valencia				Mexican Bonos
Spain				Series M
4.375% due 07/16/15	EUR	100	143	6.250% due 06/16/16	MXN	12,825	1,024
Bankia SA SR Unsecured				6.500% due 06/10/21	MXN	16,020	1,277
4.375% due 02/14/17	EUR	200	296	Mexican Udibonos
Brazil Notas do Tesouro Nacional				Series S
Series NTNF				5.000% due 06/16/16	MXN	2,060	171
10.000% due 01/01/17	BRL	2,954	1,302	4.000% due 11/15/40	MXN	1,030	83
Buoni Poliennali Del Tes Bonds				New Zealand Government Bond
2.250% due 04/22/17	EUR	300	431	3.000% due 04/15/20	NZD	3,412	2,749
Cadogan Square CLO III BV				OCI Euro Fund I BV
Series 2006-3X Class A				Series 2007-1X Class A2
0.627% due 01/17/23 (Ê)	EUR	706	957	0.597% due 08/15/24 (Ê)	EUR	700	946
Epic Opera Arlington, Ltd.				Pearson Dollar Finance Two PLC
Series 2007-ARL2 Class A				6.250% due 05/06/18 (Å)	GBP	4,700	5,361
0.778% due 07/28/16 (Ê)	GBP	329	555	Province of Ontario Canada
FCE Bank PLC				4.300% due 03/08/17	CAD	500	492
1.875% due 05/12/16	EUR	100	141	RCI Banque SA
Fondo de Amortizacion del Deficit				5.625% due 10/05/15	EUR	200	295
Electrico				Spain Government Bond
2.250% due 12/17/16	EUR	500	714	4.000% due 07/30/15	EUR	3,700	5,344
Granite Master Issuer PLC				3.750% due 10/31/15	EUR	5,600	8,123
Series 2004-2 Class 3A				3.150% due 01/31/16	EUR	300	434
0.843% due 06/20/44 (Ê)	GBP	149	250	3.250% due 04/30/16	EUR	3,600	5,239
Series 2005-4 Class A5				3.300% due 07/30/16	EUR	4,300	6,289
0.448% due 12/20/54 (Ê)	EUR	786	1,082
Series 2006-4 Class A7				4.500% due 01/31/18	EUR	1,100	1,701
0.468% due 12/20/54 (Ê)	EUR	185	255	Standard Life PLC
Harbourmaster CLO 4 BV				5.314% due 12/31/49 (ƒ)	EUR	200	282
Series 2004-4X Class A1				Titrisocram
0.667% due 10/11/19 (Ê)	EUR	11	15	Series 2012-1 Class A
Hellenic Government International Bond				1.223% due 03/25/22 (Ê)	EUR	128	179
4.750% due 04/17/19	EUR	2,050	2,824	Wood Street CLO 1 BV
				Series 2005-I Class A
Hercules (Eclipse) PLC				0.544% due 11/22/21 (Ê)	EUR	296	405
0.769% due 10/25/18	GBP	468	769
Italy Buoni Poliennali Del Tesoro							76,641
3.000% due 06/15/15	EUR	2,100	2,987	United States Government Treasuries - 13.3%
4.500% due 07/15/15	EUR	8,870	12,856	United States Treasury Floating Rate
3.750% due 08/01/15	EUR	2,100	3,022	Note
				0.075% due 01/31/16 (Ê)		32,000	31,989
3.000% due 11/01/15	EUR	815	1,168
				United States Treasury Notes
3.750% due 04/15/16	EUR	200	293	0.375% due 06/30/15		22,500	22,562
3.750% due 08/01/16	EUR	200	295	0.250% due 11/30/15		400	400
3.500% due 11/01/17	EUR	1,200	1,786	0.250% due 12/15/15		8,820	8,817
Italy Certificati di Credito del Tesoro				0.375% due 02/15/16		13,875	13,886
Zero coupon due 06/30/15	EUR	2,400	3,302
				0.250% due 04/15/16		5,735	5,718
Jubilee CDO V BV
Series 2005-X Class A2				0.099% due 04/30/16		19,000	18,998
0.626% due 08/21/21 (Ê)	EUR	191	262	0.375% due 04/30/16		17,305	17,290
Leopard CLO III BV				0.500% due 06/15/16		8,425	8,430
Series 2005-X Class A1				0.875% due 09/15/16		4,010	4,037
0.677% due 04/21/20 (Ê)	EUR	47	65	0.625% due 11/15/16		1,000	999
Mercator CLO II PLC				0.625% due 12/15/16		10,000	9,978

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 375

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
0.875% due 04/15/17		13,395	13,403	Deutsche Telekom International Finance
0.875% due 04/30/17		800	800	BV
1.625% due 04/30/19		6,235	6,218	4.375% due 06/02/14	EUR	475	661
			163,525	Duke Energy Corp.
				3.950% due 09/15/14		750	760
Total Long-Term Investments				Export-Import Bank of Korea
(cost $1,013,175)			1,020,383	2.034% due 03/21/15 (Å)(Ê)		1,600	1,618
Short-Term Investments - 12.3%				Fannie Mae
				6.000% due 07/01/14		1	1
Ally Financial, Inc.
3.635% due 06/20/14 (Ê)		300	300	FCE Bank PLC
				4.750% due 01/19/15	EUR	100	143
2.436% due 12/01/14 (Ê)		1,000	1,006
				Ford Motor Credit Co. LLC
8.300% due 02/12/15		200	211	8.700% due 10/01/14		3,100	3,200
Series 8				3.875% due 01/15/15		600	614
6.750% due 12/01/14		1,400	1,446
				7.000% due 04/15/15		200	212
American International Group, Inc.
Series MPLE				Freddie Mac REMICS
4.900% due 06/02/14	CAD	3,000	2,745	Series 2010-3640 Class JA
				1.500% due 03/15/15		234	234
Amgen, Inc.
4.850% due 11/18/14		1,075	1,101	Gazprom OAO Via Gaz Capital SA
				8.125% due 07/31/14 (Å)		1,800	1,818
Anadarko Petroleum Corp.
5.750% due 06/15/14		1,100	1,106	General Electric Capital Corp.
				Series MTNA
Anheuser-Busch InBev Worldwide, Inc.				0.493% due 09/15/14 (Ê)		2,525	2,528
5.375% due 11/15/14		1,340	1,375
				General Mills, Inc.
4.125% due 01/15/15		1,700	1,742	0.586% due 05/16/14 (Ê)		1,000	1,000
Autonomous Community of Catalonia				Goldman Sachs Group, Inc. (The)
3.875% due 04/07/15	EUR	1,850	2,619	5.000% due 10/01/14		2,700	2,748
Banco Bradesco SA				HSBC USA, Inc.
2.336% due 05/16/14 (Ê)(Þ)		2,100	2,100	2.375% due 02/13/15		970	985
Banco do Brasil SA				International Business Machines Corp.
4.500% due 01/22/15 (Þ)		200	205	0.550% due 02/06/15		250	251
Bank of America Corp.				International Lease Finance Corp.
7.375% due 05/15/14		500	501	5.650% due 06/01/14		790	793
4.500% due 04/01/15		5,900	6,107	6.500% due 09/01/14 (Þ)		3,975	4,054
Series MTNC				4.875% due 04/01/15		441	455
5.000% due 01/15/15		1,635	1,684
				Itau Unibanco SA
BellSouth Corp.				0.010% due 10/31/14 (~)		3,900	3,877
4.182% due 04/26/15 (Å)		700	725
				KFW
BP Capital Markets PLC				Series 001
3.625% due 05/08/14		575	575	0.232% due 11/28/14 (Ê)		600	600
Cameron International Corp.				Kinder Morgan Energy Partners, LP
1.166% due 06/02/14 (Ê)		500	500	5.125% due 11/15/14		1,100	1,126
Central American Bank for Economic				Kommunalbanken AS
Integration				0.248% due 01/26/15 (Ê)(Þ)		364	364
5.375% due 09/24/14 (Þ)		700	711
				Koninklijke KPN NV
Citigroup, Inc.				Series GMTN
5.000% due 09/15/14		400	406	4.750% due 05/29/14	EUR	550	765
Credit Agricole Home Loan SFH				Morgan Stanley
0.978% due 07/21/14 (Ê)(Þ)		1,800	1,802	4.200% due 11/20/14		1,600	1,632
Credit Suisse				Series GMTN
0.465% due 03/17/15 (~)		400	400	4.100% due 01/26/15		9,846	10,092
CRH Finance, Ltd.				6.000% due 04/28/15		1,000	1,052
7.375% due 05/28/14	EUR	525	731
				PC Financial Partnership
Daimler Finance NA LLC				5.000% due 11/15/14		900	921
2.300% due 01/09/15 (Þ)		200	203

See accompanying notes which are an integral part of the financial statements.

376 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Regions Financial Corp.				Agreement with Morgan Stanley and
7.750% due 11/10/14		29	30	State Street Bank (Tri-Party) of
Russell U.S. Cash Management Fund	61,541,314(∞)		61,541	$11,100 dated April 30, 2014 at
Russian Agricultural Bank OJSC Via				0.060% to be repurchased at $11,100
RSHB Capital SA				on May 1, 2014 collateralized by:
9.000% due 06/11/14 (Å)		1,600	1,608	$11,067 par various United States
Santander Drive Auto Receivables Trust				Treasury Obligations, valued at
Series 2010-1 Class A3				$11,332.
1.840% due 11/17/14		124	124		11,100	11,100
Santander US Debt SAU				Total Repurchase Agreements
3.724% due 01/20/15 (Þ)		2,100	2,139	(cost $67,800)		67,800
Spain Government Bond
3.000% due 04/30/15	EUR	800	1,136	Total Investments 100.6%
TD Ameritrade Holding Corp.				(identified cost $1,232,689)		1,240,174
4.150% due 12/01/14		1,690	1,726	Other Assets and Liabilities,
Telefonos de Mexico SAB de CV				Net - (0.6%)		(6,944)
5.500% due 01/27/15		845	872
TransCanada PipeLines, Ltd.				Net Assets - 100.0%		1,233,230
0.875% due 03/02/15		260	261
Union Pacific Corp.
5.375% due 05/01/14 (ç)		1,000	1,000
United States Treasury Bills
Zero coupon due 08/21/14 (~)		267	267
Viacom, Inc.
1.250% due 02/27/15		700	705
Volvo Treasury AB
5.950% due 04/01/15 (Þ)		1,135	1,188
Wm Wrigley Jr Co.
3.700% due 06/30/14 (Å)		2,300	2,311
WPP Finance UK
8.000% due 09/15/14		1,865	1,914
Xerox Corp.
1.056% due 05/16/14 (Ê)		939	939
XLIT, Ltd.
5.250% due 09/15/14		1,401	1,425

Total Short-Term Investments
(cost $151,714)			151,991
Repurchase Agreements - 5.5%
Agreement with BNP Paribas and State
Street Bank (Tri-Party) of $48,400
dated April 30, 2014 at 0.060% to
be repurchased at $48,400 on May
1, 2014 collateralized by: $45,244
par various United States Treasury
Obligations, valued at $49,304.
		48,400	48,400
Agreement with Citigroup and State
Street Bank (Tri-Party) of $8,300
dated April 30, 2014 at 0.060% to
be repurchased at $8,300 on May
1, 2014 collateralized by: $8,450
par various United States Treasury
Obligations, valued at $8,467.		8,300	8,300

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 377

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or Shares	$	$	$
3.5%
ABN AMRO Bank NV	10/23/13		1,100,000	100.00	1,100	1,108
American Money Management Corp	03/14/14		1,100,000	99.39	1,093	1,099
BellSouth Corp.	04/16/14		700,000	103.61	725	725
Daimler Finance NA LLC	03/03/14		2,200,000	100.00	2,200	2,201
Dayton Power & Light Co. (The)	09/12/13		300,000	99.86	300	305
Export-Import Bank of Korea	03/15/12		1,600,000	100.00	1,600	1,618
Florida Gas Transmission Co. LLC	07/08/10		500,000	100.00	500	517
Gazprom OAO Via Gaz Capital SA	04/09/14		1,800,000	101.83	1,833	1,818
GE Capital Commercial Mortgage Corp.	04/11/14		2,030,000	102.57	2,082	2,066
GM Financial Leasing Trust	04/03/14		1,790,000	99.98	1,790	1,793
Hidden Ridge Facility Trustee	01/10/13		4,332,222	111.39	4,826	4,577
KT Corp.	04/14/14		900,000	99.79	898	899
Metropolitan Life Global Funding I	04/07/14		1,800,000	100.00	1,800	1,799
Metropolitan Life Global Funding I	04/07/14		800,000	99.86	799	799
NBCUniversal Enterprise, Inc.	10/25/13		100,000	100.45	100	100
Nissan Motor Acceptance Corp.	04/02/14		200,000	100.09	200	200
Nordea Bank AB	03/31/14		1,200,000	100.00	1,200	1,201
Pearson Dollar Finance Two PLC	04/09/14	GBP	4,700,000	114.23	5,369	5,361
RBSCF Trust	03/31/14		391,508	108.89	427	429
RBSCF Trust	04/28/14		2,500,000	106.29	2,657	2,657
Rialto Real Estate Fund	04/25/14		1,435,000	100.00	1,435	1,435
Russian Agricultural Bank OJSC Via RSHB Capital SA	04/09/14		1,600,000	100.89	1,614	1,608
Shinhan Bank	04/01/14		900,000	100.00	900	901
Tencent Holdings, Ltd.	04/22/14		850,000	99.90	849	854
Venture CDO Ltd.	04/09/14		5,450,000	98.01	5,342	5,316
Wm Wrigley Jr Co.	02/28/13		2,300,000	100.48	2,311	2,311
						43,697
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

378 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$

Long Positions
Australia Government 10 Year Treasury Bond Futures			20	AUD	2,338	06/14	3
Australia Government 3 Year Treasury Bond Futures			38	AUD	4,132	06/14	8
Canada Government 10 Year Bond Futures			1	CAD	131	06/14	1
Euro-Buxl 30 Year Bond Futures			12	EUR	1,576	06/14	40
Eurodollar Futures			192	USD	47,822	03/15	41
Eurodollar Futures			156	USD	38,788	06/15	3
Eurodollar Futures			2,111	USD	523,686	09/15	998
Eurodollar Futures			931	USD	230,329	12/15	79
Eurodollar Futures			27	USD	6,640	06/16	(11)
Eurodollar Futures			27	USD	6,620	09/16	(11)
United States Treasury 2 Year Note Futures			1,099	USD	241,643	06/14	29
United States Treasury 5 Year Note Futures			20	USD	2,389	06/14	8
United States Treasury 10 Year Note Futures			23	USD	2,862	06/14	12
Short Positions
Euro-Bobl Futures			56	EUR	7,043	06/14	(23)
Euro-Bund Futures			25	EUR	3,613	06/14	(21)
Japan Government 10 Year Bond Futures			2	JPY	289,840	06/14	(3)
Japan Government mini-10 Year Bond Futures			17	JPY	246,347	06/14	(2)
United Kingdom Long Gilt Bond Futures			8	GBP	883	06/14	(4)
United States Treasury 5 Year Note Futures			496	USD	59,249	06/14	110
United States Treasury 10 Year Note Futures			506	USD	62,957	06/14	(81)
United States Treasury Long-Term Bond Futures			39	USD	5,263	06/14	(44)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							1,132

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Cross Currency Option (USD/JPY)	Put	1	80.00	USD	3,800	02/18/19	(186)
Fannie Mae Bond	Call	1	101.38	USD	2,000	05/05/14	(8)
Fannie Mae Bond	Call	1	101.39	USD	2,000	05/05/14	(8)
Fannie Mae Bond	Put	1	98.38	USD	2,000	05/05/14	—
Fannie Mae Bond	Put	1	98.39	USD	2,000	05/05/14	—
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.550%	Call	1	0.00		400	06/18/14	(1)
USD Three Month LIBOR/USD 1.3000%	Call	1	0.00		8,800	07/28/14	(10)
USD 0.850%/USD Three Month LIBOR	Put	1	0.00		400	06/18/14	—
USD 0.900%/USD Three Month LIBOR	Put	2	0.00		1,000	06/18/14	—
USD 1.600%/USD Three Month LIBOR	Put	1	0.00		8,800	07/28/14	(40)
United States Treasury 10 Year Note Futures	Call	229	126.00		229	05/23/14	(25)
United States Treasury 10 Year Note Futures	Put	229	122.50		229	05/23/14	(21)
Total Liability for Options Written (premiums received $485)							(299)

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 379

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Transactions in options written contracts for the period ended April 30, 2014 were as follows:
		Number of		Premiums
			Contracts	Received
Outstanding October 31, 2013			63	$424
Opened			945	704
Closed			(7)	(66)
Expired			(532)	(577)
Outstanding April 30, 2014			469	$485

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Bank of America	USD	59,925	EUR	43,311	05/02/14	162
Bank of America	USD	91	EUR	66	05/30/14	—
Bank of America	USD	139	EUR	100	05/30/14	—
Bank of America	USD	489	SEK	3,200	05/30/14	3
Bank of America	EUR	43,311	USD	59,921	06/03/14	(162)
Bank of America	SEK	3,200	USD	489	05/02/14	(3)
Bank of America	SEK	6,068	USD	923	05/30/14	(10)
Bank of Montreal	USD	51	CAD	56	05/30/14	—
Bank of Montreal	USD	140	CAD	153	05/30/14	—
Barclays	USD	4	PLN	11	05/30/14	—
Barclays	HUF	500	USD	2	05/30/14	—
Barclays	ILS	30	USD	9	05/30/14	—
Barclays	SEK	6,070	USD	924	05/30/14	(9)
BNP Paribas	USD	137	CLP	77,200	05/30/14	(1)
BNP Paribas	USD	585	EUR	427	05/02/14	7
BNP Paribas	USD	47	EUR	34	05/30/14	—
BNP Paribas	USD	556	EUR	402	06/03/14	2
BNP Paribas	EUR	10,985	USD	15,205	06/03/14	(34)
BNP Paribas	JPY	4,910	USD	48	05/30/14	—
Citigroup	USD	27	CHF	24	05/30/14	—
Citigroup	USD	93	EUR	67	05/30/14	—
Citigroup	USD	278	SEK	1,807	05/30/14	—
Citigroup	CAD	3,547	USD	3,195	06/19/14	(37)
Citigroup	CHF	24	USD	27	05/30/14	—
Citigroup	JPY	480,566	USD	4,713	05/13/14	12
Commonwealth Bank of Australia	EUR	6,755	USD	9,338	05/30/14	(33)
Credit Suisse	USD	17	TRY	37	05/30/14	—
Credit Suisse	USD	36	ZAR	380	05/30/14	—
Credit Suisse	CHF	598	USD	676	05/30/14	(4)
Credit Suisse	GBP	458	USD	769	06/12/14	(4)
Credit Suisse	SGD	795	USD	633	05/30/14	(1)
Deutsche Bank	USD	3,247	GBP	1,953	06/12/14	49
Deutsche Bank	USD	9	SEK	56	05/30/14	—
Deutsche Bank	USD	69	SEK	452	05/30/14	—
Deutsche Bank	TRY	37	USD	17	05/30/14	—
Goldman Sachs	USD	308	BRL	688	05/05/14	1
Goldman Sachs	USD	195	EUR	140	05/06/14	—
Goldman Sachs	USD	46	EUR	33	05/30/14	—
Goldman Sachs	USD	93	EUR	67	05/30/14	—
Goldman Sachs	USD	132	NOK	793	05/30/14	1
Goldman Sachs	BRL	688	USD	311	05/05/14	2
Goldman Sachs	EUR	140	USD	194	05/30/14	—
Goldman Sachs	GBP	7,471	USD	12,518	06/12/14	(92)
Goldman Sachs	JPY	4,615	USD	45	05/30/14	—
Goldman Sachs	KRW	295,975	USD	284	05/30/14	(2)
HSBC	USD	46	EUR	33	05/30/14	—
HSBC	USD	35	SEK	226	05/30/14	—

See accompanying notes which are an integral part of the financial statements.
380 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty				Sold	Bought		Settlement Date	$
HSBC			AUD	158	USD	146	05/01/14	—
HSBC			AUD	3,466	USD	3,204	05/30/14	(9)
HSBC			CAD	3,066	USD	2,792	05/30/14	(3)
HSBC			EUR	1,055	USD	1,458	05/30/14	(6)
HSBC			JPY	4,680	USD	46	05/30/14	—
HSBC			JPY	450,238	USD	4,387	05/30/14	(18)
JPMorgan Chase			USD	17	COP	33,800	05/30/14	—
JPMorgan Chase			USD	23	NZD	27	05/30/14	—
JPMorgan Chase			USD	35	SEK	225	05/30/14	—
JPMorgan Chase			USD	182	SEK	1,205	05/30/14	3
JPMorgan Chase			USD	487	SEK	3,205	05/30/14	5
JPMorgan Chase			CLP	9,503	USD	17	05/30/14	—
JPMorgan Chase			EUR	7,742	USD	10,688	05/02/14	(53)
JPMorgan Chase			RUB	920	USD	26	05/30/14	—
Morgan Stanley			USD	136	CAD	150	05/30/14	1
Morgan Stanley			USD	31	TRY	65	05/30/14	—
Morgan Stanley			AUD	145	USD	134	05/30/14	—
Morgan Stanley			GBP	145	USD	244	05/30/14	(1)
Morgan Stanley			ZAR	430	USD	40	05/30/14	(1)
National Australia Bank			USD	715	JPY	73,412	05/30/14	3
Royal Bank of Canada			USD	136	CAD	150	05/30/14	1
Royal Bank of Canada			USD	39	MXN	513	05/30/14	—
Royal Bank of Scotland			EUR	35,996	USD	49,589	05/02/14	(351)
Standard Chartered			USD	3,210	AUD	3,466	05/30/14	4
Standard Chartered			USD	1	BRL	2	06/03/14	—
Standard Chartered			USD	1,558	MXN	20,447	05/30/14	2
Standard Chartered			USD	2,730	NZD	3,193	05/01/14	24
Standard Chartered			NZD	3,193	USD	2,723	05/30/14	(24)
State Street			AUD	179	USD	167	05/30/14	2
UBS			USD	309	BRL	688	05/05/14	(1)
UBS			BRL	688	USD	308	05/05/14	(1)
UBS			BRL	688	USD	307	06/03/14	1
Westpac			USD	44	EUR	32	05/30/14	—
Westpac			JPY	4,515	USD	44	05/30/14	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(575)

Interest Rate Swaps

Amounts in thousands
								Fair
							Termination	Value
Counterparty	Notional Amount		Fund Receives		Fund Pays		Date	$
Barclays	MXN	60,000	4.120%	Mexico Interbank 28 Day Deposit Rate			10/26/15	5
Barclays	USD	11,900	Three Month LIBOR	3.500%			12/18/43	(276)
BNP Paribas	BRL	4,900	11.320%	Brazil Interbank Deposit Rate			01/04/16	—
BNP Paribas	BRL	2,700	9.120%	Brazil Interbank Deposit Rate			01/02/17	(67)
Citigroup	USD	13,500	1.000%	Federal Fund Effective Rate - 1 Year			10/15/17	(151)
Credit Suisse	JPY	15,400	Six Month LIBOR	0.820%			02/18/23	(2)
Credit Suisse	USD	7,000	Three Month LIBOR	3.000%			12/18/23	(255)
Deutsche Bank	JPY	15,400	Six Month LIBOR	0.816%			02/18/23	(2)
Deutsche Bank	MXN	885	8.410%	Mexico Interbank 28 Day Deposit Rate			12/13/23	1
Goldman Sachs	BRL	5,100	11.320%	Brazil Interbank Deposit Rate			01/04/16	—
Goldman Sachs	USD	36,500	1.500%	Three Month LIBOR			03/18/16	294
Goldman Sachs	USD	5,500	3.000%	Three Month LIBOR			09/21/17	40
Goldman Sachs	USD	13,500	1.000%	Federal Fund Effective Rate - 1 Year			10/15/17	(151)
Goldman Sachs	PLN	1,225	3.703%	Six Month WIBOR			03/19/19	4

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 381

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Interest Rate Swaps

Amounts in thousands
										Fair
								Termination		Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date		$
Goldman Sachs	USD	5,200	Three Month LIBOR	3.500%				12/18/43		(121)
HSBC	BRL	700	8.950%	Brazil Interbank Deposit Rate				01/02/17		(19)
HSBC	MXN	19,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17		30
JPMorgan Chase	CHF	1,570	Six Month LIBOR	0.120%				06/18/16		(1)
JPMorgan Chase	GBP	4,315	Six Month LIBOR	2.500%				06/22/18		(10)
JPMorgan Chase	USD	1,585	3.820%	Three Month LIBOR				01/21/26		53
JPMorgan Chase	USD	745	Three Month LIBOR	4.131%				01/21/46		(57)
Morgan Stanley	MXN	60,000	4.120%	Mexico Interbank 28 Day Deposit Rate				10/26/15		5
Morgan Stanley	MXN	10,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17		16
Morgan Stanley	USD	18,000	Three Month LIBOR	3.000%				12/18/23		(655)
UBS	BRL	4,000	8.900%	Brazil Interbank Deposit Rate				01/02/17		(107)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $784(å)										(1,426)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
				Implied			Fund (Pays)/		Fair
				Credit	Notional		Receives	Termination	Value
Reference Entity			Counterparty	Spread	Amount		Fixed Rate	Date	$
Ally Financial, Inc.		JPMorgan Chase		2.854%	USD	500	5.000%	06/20/15		15
Bank of America		Bank of America		0.166%	USD	400	1.000%	12/20/15		6
Bank of America Corp.		Deutsche Bank		0.254%	USD	1,400	1.000%	09/20/14		6
Barclays		Barclays		0.166%	USD	500	1.000%	12/20/15		7
Barclays		Morgan Stanley		0.189%	EUR	2,200	1.000%	06/20/15		32
Berkshire Hathaway Inc.		BNP Paribas		0.184%	USD	1,400	1.000%	06/20/16		26
Berkshire Hathaway Inc.		Deutsche Bank		0.268%	USD	1,400	1.000%	06/20/17		34
Berkshire Hathaway Inc.		Deutsche Bank		0.462%	USD	400	1.000%	03/20/19		11
Berkshire Hathaway, Inc.		Bank of America		0.172%	USD	400	1.000%	03/20/16		7
Citigroup, Inc.		Deutsche Bank		0.240%	USD	3,700	1.000%	09/20/14		15
Export-Import Bank of China		Deutsche Bank		0.708%	USD	700	1.000%	12/20/16		6
Export-Import Bank of Korea		Deutsche Bank		0.290%	USD	300	1.000%	12/20/16		6
GE Capital Corp.		Barclays		0.124%	USD	3,500	1.000%	12/20/14		24
GE Capital Corp.		Bank of America		0.263%	USD	300	1.000%	09/20/15		3
GE Capital Corp.		Barclays		0.263%	USD	1,000	1.000%	09/20/15		11
GE Capital Corp.		Deutsche Bank		0.263%	USD	1,300	1.000%	09/20/15		15
GE Capital Corp.		Credit Suisse		0.309%	USD	1,800	1.000%	06/20/16		29
GE Capital Corp.		Deutsche Bank		0.379%	USD	1,800	1.000%	06/20/17		37
GE Capital Corp.		Goldman Sachs		1.020%	USD	1,500	1.000%	06/20/17		31
HSBC		Citigroup		0.573%	EUR	900	1.000%	03/20/19		27
HSBC Bank PLC		Deutsche Bank		0.543%	EUR	900	1.000%	12/20/18		28
JPMorgan Chase & Co.		Citigroup		0.227%	USD	2,800	1.000%	06/20/14		6
JPMorgan Chase & Co.		Citigroup		0.227%	USD	2,000	1.000%	09/20/14		8
JPMorgan Chase & Co.		Deutsche Bank		0.253%	USD	1,000	1.000%	09/20/15		12
MetLife, Inc.		Citigroup		0.124%	USD	1,700	1.000%	12/20/14		12
MetLife, Inc.		Barclays		0.217%	USD	1,700	1.000%	06/20/16		31
MetLife, Inc.		Credit Suisse		0.217%	USD	1,000	1.000%	06/20/16		18
MetLife, Inc.		Bank of America		0.253%	USD	1,200	1.000%	09/20/16		23
MetLife, Inc.		Deutsche Bank		0.326%	USD	1,300	1.000%	06/20/17		29
MetLife, Inc.		Deutsche Bank		0.555%	USD	400	1.000%	03/20/19		9
Prudentail Financial, Inc.		Deutsche Bank		0.553%	USD	4,000	1.000%	06/20/19		93
Prudentail Financial, Inc.		Barclays		0.555%	USD	700	1.000%	03/20/19		16
Standard Chartered Bank		Bank of America		0.959%	EUR	300	1.000%	03/20/19		1
Standard Chartered Bank		Morgan Stanley		0.959%	EUR	200	1.000%	03/20/19		1

See accompanying notes which are an integral part of the financial statements.
382 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

UBS	UBS	0.166%	USD	400	1.000%	12/20/15	6
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $351							641

Credit Indices
					Fund (Pays)/		Fair
			Notional		Receives	Termination	Value
Reference Entity	Counterparty		Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays		USD	1,000	5.000%	06/20/15	30
CDX Emerging Markets Index	Morgan Stanley		USD	300	5.000%	06/20/15	9
CDX Investment Grade Index	JPMorgan Chase		USD	96	0.553%	12/20/17	2
CDX Investment Grade Index	Pershing		USD	97	0.548%	12/20/17	2
CDX NA Investment Grade Index	Bank of America		USD	1,800	5.000%	12/20/16	134
CDX NA Investment Grade Index	Barclays		USD	300	5.000%	06/20/19	23
CDX NA Investment Grade Index	Credit Suisse		USD	3,400	5.000%	06/20/19	259
CDX NA Investment Grade Index	Credit Suisse		USD	4,000	1.000%	12/20/16	82
CDX NA Investment Grade Index	Credit Suisse		USD 19,000		1.000%	06/20/19	355
CDX NA Investment Grade Index	Morgan Stanley		USD	2,100	1.000%	06/20/19	39
CMBX NA Index	Credit Suisse		USD	2,382	0.100%	10/12/52	(8)
CMBX NA Index	Deutsche Bank		USD	900	1.000%	03/20/19	21
Markit iTraxx Europe	Barclays		EUR	1,650	1.000%	06/20/19	36
Markit iTraxx Europe	Credit Suisse		EUR	1,850	1.000%	06/20/19	41
Markit iTraxx Europe	Goldman Sachs		EUR	450	1.000%	06/20/19	10
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $831							1,035

Sovereign Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Brazil Government International Bond	Bank of America	0.423%	USD	500	1.000%	09/20/15	5
Brazil Government International Bond	Barclays	0.423%	USD	1,700	1.000%	09/20/15	16
Brazil Government International Bond	Citigroup	0.423%	USD	1,300	1.000%	09/20/15	12
Brazil Government International Bond	HSBC	0.423%	USD	700	1.000%	09/20/15	6
Brazil Government International Bond	Morgan Stanley	0.423%	USD	300	1.000%	09/20/15	3
Brazil Government International Bond	UBS	0.423%	USD	500	1.000%	09/20/15	5
Brazil Government International Bond	Credit Suisse	0.599%	USD	2,200	1.000%	06/20/16	21
Brazil Government International Bond	Citigroup	0.853%	USD	400	1.000%	03/20/17	2
Brazil Government International Bond	Deutsche Bank	0.853%	USD	500	1.000%	03/20/17	3
Brazil Government International Bond	Bank of America	1.411%	USD	200	1.000%	03/20/19	(4)
Brazil Government International Bond	Morgan Stanley	1.411%	USD	900	1.000%	03/20/19	(16)
China Government International Bond	Barclays	0.224%	USD	700	1.000%	09/20/15	8
China Government International Bond	Barclays	0.368%	USD	400	1.000%	09/20/16	6
China Government International Bond	Deutsche Bank	0.813%	USD	400	1.000%	12/20/18	4
China Government International Bond	JPMorgan Chase	0.813%	USD	1,500	1.000%	12/20/18	14
China Government International Bond	Citigroup	0.862%	USD	500	1.000%	03/20/19	4
China Government International Bond	Deutsche Bank	0.862%	USD	1,000	1.000%	03/20/19	8
China Government International Bond	JPMorgan Chase	0.908%	USD	1,000	1.000%	06/20/19	6
Japan Government International Bond	Barclays	0.122%	USD	800	1.000%	06/20/15	9
Mexico Government International Bond	Bank of America	0.311%	USD	200	1.000%	09/20/15	2
Mexico Government International Bond	Barclays	0.311%	USD	1,800	1.000%	09/20/15	19
Mexico Government International Bond	HSBC	0.311%	USD	500	1.000%	09/20/15	5
Mexico Government International Bond	Deutsche Bank	0.400%	USD	1,000	1.000%	03/20/16	13
Mexico Government International Bond	Deutsche Bank	0.429%	USD	2,500	1.000%	06/20/16	34
Mexico Government International Bond	Citigroup	0.452%	USD	300	1.000%	09/20/16	4
Mexico Government International Bond	Deutsche Bank	0.452%	USD	200	1.000%	09/20/16	3
Mexico Government International Bond	Goldman Sachs	0.452%	USD	500	1.000%	09/20/16	7
Mexico Government International Bond	HSBC	0.452%	USD	200	1.000%	09/20/16	3
Mexico Government International Bond	JPMorgan Chase	0.452%	USD	200	1.000%	09/20/16	3
Mexico Government International Bond	Barclays	0.681%	USD	2,400	1.000%	03/20/18	32
Mexico Government International Bond	Bank of America	0.807%	USD	300	1.000%	12/20/18	3

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 383

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Mexico Government International Bond	Citigroup		0.807%	USD	400	1.000%	12/20/18	4
Mexico Government International Bond	Morgan Stanley		0.807%	USD	400	1.000%	12/20/18	4
Russia Government International Bond	HSBC		2.190%	USD	100	1.000%	06/20/17	(4)
Russia Government International Bond	Bank of America		2.541%	USD	900	1.000%	03/20/19	(61)
Russia Government International Bond	JPMorgan Chase		2.582%	USD	100	1.000%	06/20/19	(7)
United Kingdom Gilt	Goldman Sachs		0.030%	USD	100	1.000%	03/20/15	1
United States of America Government
International Bond	BNP Paribas		0.120%	EUR	2,000	0.250%	09/20/16	9
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($122)								186
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $1,060 (å)								1,862

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
								% of Net
Portfolio Summary	Level 1		Level 2		Level 3		Total	Assets
Long-Term Investments
Asset-Backed Securities		$—	$119,073		$5,095		$124,168	10.1
Corporate Bonds and Notes		—	203,143		4,577		207,720	16.9
International Debt		—	162,417		2,197		164,614	13.3
Mortgage-Backed Securities		—	279,613		4,102		283,715	23.0
Non-US Bonds		—	76,641		—		76,641	6.2
United States Government Treasuries		—	163,525		—		163,525	13.3
Short-Term Investments		—	151,991		—		151,991	12.3
Repurchase Agreements		—	67,800		—		67,800	5.5
Total Investments		—	1,224,203		15,971		1,240,174	100.6
Other Assets and Liabilities, Net								(0.6)
								100.0
Other Financial Instruments
Futures Contracts		1,132	—		—		1,132	0.1
Options Written		—	(299)		—		(299)	(—) *
Foreign Currency Exchange Contracts		20	(595)		—		(575)	(—) *
Interest Rate Swap Contracts		—	(1,426)		—		(1,426)	(0.1)
Credit Default Swap Contracts		—	1,862		—		1,862	0.2
Total Other Financial Instruments**		$1,152	$(458)		$—		$694

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2014 were as follows:

See accompanying notes which are an integral part of the financial statements.

384 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net	Net	Net Change		on
	Beginning			Accrued	Realized Transfers Transfers in Unrealized				Ending	Investments
Category and	Balance	Gross	Gross	Discounts/	Gain	into	out of Appreciation/ Balance of			held as of
Subcategory	11/01/2013 Purchases		Sales	(Premiums)	(Loss)	Level 3	Level 3 (Depreciation)		4/30/2014	4/30/2014
Long-Term Investments
Asset Backed Securities	$5,205	$—	$118	$—	$—	$—	$17	$25	$5,095	$32
Corporate Bonds and Notes	5,380	—	757	(90)	(89)	—	—	133	4,577	133
International Debt	—	2,190	—	—	—	—	—	7	2,197	7
Mortgage-Backed Securities	9,783	373	1,080	(165)	—	621	5,406	(24)	4,102	(24)
Preferred Stocks	1,551	—	2,190	—	(118)	—	—	757	—	—
Total Investments	21,919	2,563	4,145	(255)	(207)	621	5,423	898	15,971	148

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 385

Russell Investment Company Russell Short Duration Bond Fund

Fair Value of Derivative Instruments — April 30, 2014(Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$285	$—
Variation margin on futures contracts*	—	—	1,332
Interest rate swap contracts, at fair value	—	—	448
Credit default swap contracts, at fair value	1,962	—	—
Total	$1,962	$285	$1,780

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$—	—	200
Unrealized depreciation on foreign currency exchange contracts	—	860	—
Options written, at fair value	—	—	299
Interest rate swap contracts, at fair value	—	—	1,874
Credit default swap contracts, at fair value	100	—	—
Total	$100	$860	$2,373

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$(510)
Options written	—	—	586
Interest rate swap contracts	—	—	(129)
Credit default swap contracts	502	—	—
Foreign currency-related transactions**	—	43	—
Total	$502	$43	$(53)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	—	1,102
Options written	—	—	(13)
Interest rate swap contracts	—	—	(1,331)
Credit default swap contracts	316	—	—
Foreign currency-related transactions***	—	(433)	—
Total	$316	$(433)	$(242)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

386 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Repurchase Agreements	Investments, at fair value	$67,800	$—	$67,800
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	285	—	285
Futures Contracts	Variation margin on futures contracts	760	—	760
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	448	—	448
Credit Default Swap Contracts	Credit default swap contracts, at fair value	1,962	—	1,962
Total		$71,255	$—	$71,255

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$349	$349	$—	$—
Barclays	603	47	95	461
BNP Paribas	48,442	101	48,341	—
Citigroup	8,391	37	8,300	54
Credit Suisse	1,154	13	731	410
Deutsche Bank	434	5	340	89
Goldman Sachs	404	14	110	280
HSBC	123	22	—	101
JPMorgan Chase	107	41	—	66
Morgan Stanley	11,198	67	11,131	—
National Australia Bank	3	—	—	3
Pershing	2	—	—	2
Royal Bank of Canada	1	—	—	1
Standard Chartered	30	6	—	24
State Street	2	—	—	2
UBS	12	12	—	—
Total	$71,255	$714	$69,048	$1,493

Russell Short Duration Bond Fund 387

Russell Investment Company
Russell Short Duration Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$436	$—	$436
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	860	—	860
Options Written Contracts	Options written, at fair value	299	—	299
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	1,874	—	1,874
Credit Default Swap Contracts	Credit default swap contracts, at fair value	100	—	100
Total		$3,569	$—	$3,569

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$430	$349	$81	$—
Barclays	56	47	9	—
BNP Paribas	102	101	—	1
Citigroup	189	37	152	—
Commonwealth Bank of Australia	33	—	—	33
Credit Suisse	311	13	298	—
Deutsche Bank	6	5	—	1
Goldman Sachs	432	14	418	—
HSBC	377	22	355	—
JPMorgan Chase	152	41	80	31
Morgan Stanley	999	67	932	—
Royal Bank of Scotland	350	—	84	266
Standard Chartered	24	6	—	18
UBS	108	12	96	—
Total	$3,569	$714	$2,505	$350

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

388 Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,232,689
Investments, at fair value(>)	1,240,174
Cash (restricted)(a)(b)	2,282
Foreign currency holdings(^)	629
Unrealized appreciation on foreign currency exchange contracts	285
Receivables:
Dividends and interest	6,093
Dividends from affiliated Russell funds	5
Investments sold	106,435
Fund shares sold	1,870
Variation margin on futures contracts	760
Prepaid expenses	3
Interest rate swap contracts, at fair value(•)	448
Credit default swap contracts, at fair value(+)	1,962
Total assets	1,360,946

Liabilities
Payables:
Due to broker (c)(d)	1,436
Investments purchased	120,946
Fund shares redeemed	948
Accrued fees to affiliates	645
Other accrued expenses	172
Variation margin on futures contracts	436
Unrealized depreciation on foreign currency exchange contracts	860
Options written, at fair value(x)	299
Interest rate swap contracts, at fair value(•)	1,874
Credit default swap contracts, at fair value(+)	100
Total liabilities	127,716

Net Assets	$1,233,230

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 389

Russell Investment Company

Russell Short Duration Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2,765
Accumulated net realized gain (loss)	1,846
Unrealized appreciation (depreciation) on:
Investments	7,485
Futures contracts	1,132
Options written	186
Interest rate swap contracts	(2,210)
Credit default swap contracts	802
Foreign currency-related transactions	(597)
Shares of beneficial interest	635
Additional paid-in capital	1,221,186
Net Assets	$1,233,230
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$19.41
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$20.17
Class A — Net assets	$31,320,729
Class A — Shares outstanding ($.01 par value)	1,613,895
Net asset value per share: Class C(#)	$19.27
Class C — Net assets	$96,163,143
Class C — Shares outstanding ($.01 par value)	4,991,454
Net asset value per share: Class E(#)	$19.44
Class E — Net assets	$39,996,593
Class E — Shares outstanding ($.01 par value)	2,057,126
Net asset value per share: Class S(#)	$19.42
Class S — Net assets	$774,341,733
Class S — Shares outstanding ($.01 par value)	39,873,247
Net asset value per share: Class Y(#)	$19.43
Class Y — Net assets	$291,407,868
Class Y — Shares outstanding ($.01 par value)	14,999,882
Amounts in thousands
(^) Foreign currency holdings - cost	$610
(x) Premiums received on options written	$485
(+) Credit default swap contracts - premiums paid (received)	$1,060
(•) Interest rate swap contracts - premiums paid (received)	$784
(∞) Index swap contracts - premiums paid (received)	$—
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$61,541
(a) Cash Collateral for Futures	$499
(b) Cash Collateral for Swaps	$1,783
(c) Due to Broker for Swaps	$1,413
(d) Due to Broker for Futures	$23
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

390 Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$28
Dividends from affiliated Russell funds	29
Interest	12,232
Total investment income	12,289

Expenses
Advisory fees	2,841
Administrative fees	301
Custodian fees	190
Distribution fees - Class A	43
Distribution fees - Class C	404
Transfer agent fees - Class A	34
Transfer agent fees - Class C	108
Transfer agent fees - Class E	40
Transfer agent fees - Class S	805
Transfer agent fees - Class Y	6
Professional fees	71
Registration fees	69
Shareholder servicing fees - Class C	135
Shareholder servicing fees - Class E	50
Trustees’ fees	17
Printing fees	29
Miscellaneous	15
Expenses before reductions	5,158
Expense reductions	(753)
Net expenses	4,405
Net investment income (loss)	7,884

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,077
Futures contracts	(510)
Options written	586
Interest rate swap contracts	(129)
Credit default swap contracts	502
Foreign currency-related transactions	(1,388)
Net realized gain (loss)	2,138
Net change in unrealized appreciation (depreciation) on:
Investments	1,517
Futures contracts	1,102
Options written	(13)
Interest rate swap contracts	(1,331)
Credit default swap contracts	316
Foreign currency-related transactions	(473)
Other investments	4
Net change in unrealized appreciation (depreciation)	1,122
Net realized and unrealized gain (loss)	3,260
Net Increase (Decrease) in Net Assets from Operations	$11,144

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 391

Russell Investment Company

Russell Short Duration Bond Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,884	$15,199
Net realized gain (loss)	2,138	3,565
Net change in unrealized appreciation (depreciation)	1,122	(10,902)
Net increase (decrease) in net assets from operations	11,144	7,862

Distributions
From net investment income
Class A	(123)	(477)
Class C	(100)	(734)
Class E	(148)	(283)
Class S	(3,768)	(12,577)
Class Y	(1,430)	(4,083)
From net realized gain
Class A	(47)	(418)
Class C	(150)	(1,375)
Class E	(53)	(201)
Class S	(1,108)	(8,293)
Class Y	(339)	(2,672)
Net decrease in net assets from distributions	(7,266)	(31,113)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(90,930)	84,970
Total Net Increase (Decrease) in Net Assets	(87,052)	61,719

Net Assets
Beginning of period	1,320,282	1,258,563
End of period	$1,233,230	$1,320,282
Undistributed (overdistributed) net investment income included in net assets	$2,765	$450

See accompanying notes which are an integral part of the financial statements.

392 Russell Short Duration Bond Fund

Russell Investment Company Russell Short Duration Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	239	$4,636	1,205	$23,461
Proceeds from reinvestment of distributions	8	153	41	809
Payments for shares redeemed	(543)	(10,534)	(1,265)	(24,582)
Net increase (decrease)	(296)	(5,745)	(19)	(312)
Class C
Proceeds from shares sold	648	12,480	3,349	64,899
Proceeds from reinvestment of distributions	13	240	105	2,041
Payments for shares redeemed	(1,915)	(36,852)	(3,962)	(76,532)
Net increase (decrease)	(1,254)	(24,132)	(508)	(9,592)
Class E
Proceeds from shares sold	189	3,666	1,489	28,745
Proceeds from reinvestment of distributions	9	175	18	353
Payments for shares redeemed	(271)	(5,250)	(402)	(7,806)
Net increase (decrease)	(73)	(1,409)	1,105	21,292
Class S
Proceeds from shares sold	7,630	147,948	23,003	447,507
Proceeds from reinvestment of distributions	249	4,821	1,059	20,623
Payments for shares redeemed	(12,706)	(246,233)	(20,049)	(389,280)
Net increase (decrease)	(4,827)	(93,464)	4,013	78,850
Class Y
Proceeds from shares sold	2,966	57,533	4,968	96,311
Proceeds from reinvestment of distributions	92	1,770	347	6,756
Payments for shares redeemed	(1,314)	(25,483)	(5,568)	(108,335)
Net increase (decrease)	1,744	33,820	(253)	(5,268)
Total increase (decrease)	(4,706)	$(90,930)	4,338	$84,970

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 393

Russell Investment Company

Russell Short Duration Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	19.35	.10	.06	.16	(.07)	(.03)
October 31, 2013	19.70	.19	(.11)	.08	(.23)	(.20)
October 31, 2012	19.15	.26	.57	.83	(.28)	—
October 31, 2011	19.48	.34	(.31)	.03	(.36)	—
October 31, 2010	18.86	.43	.73	1.16	(.54)	—
October 31, 2009	17.22	.64	1.64	2.28	(.64)	—

Class C
April 30, 2014*	19.23	.03	.05	.08	(.01)	(.03)
October 31, 2013	19.59	.05	(.11)	(.06)	(.10)	(.20)
October 31, 2012	19.06	.11	.57	.68	(.15)	—
October 31, 2011	19.41	.19	(.31)	(.12)	(.23)	—
October 31, 2010	18.79	.28	.74	1.02	(.40)	—
October 31, 2009	17.17	.50	1.64	2.14	(.52)	—

Class E
April 30, 2014*	19.38	.10	.06	.16	(.07)	(.03)
October 31, 2013	19.73	.17	(.08)	.09	(.24)	(.20)
October 31, 2012	19.18	.26	.57	.83	(.28)	—
October 31, 2011	19.52	.34	(.32)	.02	(.36)	—
October 31, 2010	18.89	.43	.73	1.16	(.53)	—
October 31, 2009	17.24	.66	1.62	2.28	(.63)	—

Class S
April 30, 2014*	19.36	.13	.05	.18	(.09)	(.03)
October 31, 2013	19.71	.24	(.11)	.13	(.28)	(.20)
October 31, 2012	19.15	.30	.58	.88	(.32)	—
October 31, 2011	19.49	.39	(.32)	.07	(.41)	—
October 31, 2010	18.86	.47	.74	1.21	(.58)	—
October 31, 2009	17.21	.70	1.63	2.33	(.68)	—

Class Y
April 30, 2014*	19.36	.14	.05	.19	(.09)	(.03)
October 31, 2013	19.71	.26	(.11)	.15	(.30)	(.20)
October 31, 2012	19.15	.33	.57	.90	(.34)	—
October 31, 2011	19.49	.41	(.32)	.09	(.43)	—
October 31, 2010	18.86	.50	.72	1.22	(.60)	—
October 31, 2009	17.21	.72	1.63	2.35	(.70)	—

See accompanying notes which are an integral part of the financial statements.

394 Russell Short Duration Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.10)	19.41	.80	31,321	1.01	.87	1.07	82
(.43)	19.35	.42	36,961	1.00	.87	.99	180
(.28)	19.70	4.37	37,994	1.00	.86	1.33	245
(.36)	19.15	.18	29,061	1.01	.88	1.75	339
(.54)	19.48	6.23	25,171	1.02	.94	2.25	195
(.64)	18.86	13.58	13,815	1.04	.96	3.55	217

(.04)	19.27	.43	96,163	1.76	1.62	.32	82
(.30)	19.23	(.32)	120,088	1.75	1.62	.24	180
(.15)	19.59	3.59	132,292	1.75	1.61	.56	245
(.23)	19.06	(.60)	112,900	1.76	1.63	1.01	339
(.40)	19.41	5.44	109,450	1.77	1.69	1.48	195
(.52)	18.89	12.75	49,381	1.79	1.71	2.82	217

(.10)	19.44	.80	39,996	1.01	.87	1.07	82
(.44)	19.38	.42	41,281	1.00	.87	.93	180
(.28)	19.73	4.36	20,230	1.00	.86	1.33	245
(.36)	19.18	.13	21,347	1.01	.88	1.76	339
(.53)	19.52	6.27	26,856	1.02	.94	2.25	195
(.63)	18.89	13.59	17,874	1.04	.96	3.67	217

(.12)	19.42	.91	774,342.76		.62	1.33	82
(.48)	19.36	.67	865,268.75		.62	1.23	180
(.32)	19.71	4.66	801,758.75		.62	1.56	245
(.41)	19.15	.37	631,819.76		.63	2.00	339
(.58)	19.49	6.54	545,704.77		.69	2.48	195
(.68)	18.86	13.84	354,384.79		.71	3.89	217

(.12)	19.43	1.01	291,408.56		.51	1.43	82
(.50)	19.36	.78	256,684.56		.51	1.36	180
(.34)	19.71	4.75	266,289.56		.51	1.70	245
(.43)	19.15	.46	298,724.59		.53	2.10	339
(.60)	19.49	6.58	224,969.59		.59	2.60	195
(.70)	18.86	14.00	154,593.62		.62	4.01	217

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 395

Russell Investment Company Russell Tax Exempt Bond Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,025.10	$1,020.73
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$4.12	$4.11

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2014	$1,021.60	$1,017.21
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$7.67	$7.65
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.53%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2013	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2014	$1,025.40	$1,020.93
	Expenses Paid During Period*	$3.92	$3.91

* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

396 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,026.30	$1,022.17
Expenses Paid During Period*	$2.66	$2.66

* Expenses are equal to the Fund's annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

Russell Tax Exempt Bond Fund 397

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Municipal Bonds - 95.6%
Alabama - 1.2%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,287
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	634
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,000
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,048
Birmingham Water Works Board Revenue Bonds(µ)	1,275	5.000	01/01/17	1,413
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,100
County of Jefferson Alabama Sewer Revenue Revenue Bonds	2,230	5.000	10/01/22	2,451
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	540
				12,473

Alaska - 0.1%
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	879

Arizona - 2.3%
Arizona Department of Transportation State Highway Fund Revenue Bonds	735	5.000	07/01/14	741
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,287
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,254
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,171
Maricopa County Pollution Control Corp. Revenue Bonds	7,050	0.080	05/01/29	7,050
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,530
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,856
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,204
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,544
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	909
Town of Marana Arizona Revenue Bonds	1,735	5.000	07/01/28	1,958
				24,504

California - 8.7%
Burbank Unified School District General Obligation Unlimited	1,125	5.000	08/01/26	1,314
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,687
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,042
California State Public Works Board Revenue Bonds	1,000	5.000	12/01/16	1,112
California Statewide Communities Development Authority Revenue Bonds	1,355	3.500	11/01/18	1,371
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,648
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,572
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,653
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	604
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,202
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	774
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	251
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,859
City of Vallejo California Water Revenue Revenue Bonds	2,755	5.250	05/01/27	3,090
City of Vallejo California Water Revenue Revenue Bonds	3,105	5.250	05/01/29	3,435
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	236
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	588
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	147
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	506
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,261
El Monte Union High School District General Obligation Unlimited(µ)	4,750	5.500	06/01/34	5,288
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	809
Kings River Conservation District Certificate Of Participation	340	5.000	05/01/15	354
Los Angeles Department of Water & Power Revenue Bonds	1,280	5.000	01/01/16	1,366
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,610
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,051
Sacramento Unified School District General Obligation Unlimited(µ)	4,000	5.000	07/01/31	4,363
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,135
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	963

See accompanying notes which are an integral part of the financial statements.
398 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,740
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,178
State of California Department of Water Resources Revenue Bonds	1,000	5.000	05/01/16	1,092
State of California Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,130
State of California Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	2,955
State of California Department of Water Resources Revenue Bonds	2,500	5.000	12/01/20	3,040
State of California Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,152
State of California General Obligation Unlimited(µ)	1,000	6.000	02/01/17	1,145
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,141
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,361
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,488
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,957
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,182
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,185
State of California General Obligation Unlimited	3,500	5.000	10/01/24	3,994
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,330
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,864
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,969
State of California General Obligation Unlimited	450	5.000	02/01/31	497
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,707
University of California Revenue Bonds	500	4.000	05/15/14	501
				90,899

Colorado - 2.8%
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,259
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,679
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,252
Colorado Educational & Cultural Facilities Authority Revenue Bonds	915	0.090	02/01/35	915
Colorado Educational & Cultural Facilities Authority Revenue Bonds(µ)(Ê)	1,200	0.090	12/01/37	1,200
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,040
Colorado Housing & Finance Authority Revenue Bonds	11,350	5.000	05/15/14	11,371
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,818
E-470 Public Highway Authority Revenue Bonds(µ)	850	5.000	09/01/17	913
E-470 Public Highway Authority Revenue Bonds	2,250	5.375	09/01/26	2,447
				28,894

Connecticut - 1.3%
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,275
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,841
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,681
State of Connecticut Special Tax Revenue Revenue Bonds	4,470	5.000	10/01/25	5,303
				13,100

Delaware - 0.2%
Delaware Transportation Authority Revenue Bonds(µ)(ae)	1,305	5.000	07/01/15	1,378
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,131
				2,509

Florida - 8.8%
Citizens Property Insurance Corp. Revenue Bonds(µ)	1,000	5.000	03/01/15	1,038
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,853
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,882
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,911
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,621
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,254
City of North Port Florida Special Assessment(µ)	705	5.000	07/01/25	803
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,282
City of Pembroke Pines Florida Revenue Bonds(µ)	1,000	5.000	10/01/16	1,082
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	536
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,887
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,328

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 399

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
County of Miami-Dade Florida Water & Sewer System Revenue Bonds(µ)	1,500	5.250	10/01/19	1,765
County of Orange Florida Sales Tax Revenue Revenue Bonds	8,885	5.000	01/01/20	10,512
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,603
Florida Department of Children & Family Services Certificate Of Participation(µ)	1,175	5.000	10/01/15	1,252
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,020
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,138
JEA Electric System Revenue Bonds	645	5.000	10/01/20	762
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,124
Miami Beach Health Facilities Authority Revenue Bonds	1,265	5.000	11/15/29	1,312
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	2,869
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,543
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,891
Palm Beach County School District Certificate Of Participation(µ)	1,000	5.000	08/01/14	1,011
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	1,005
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,823
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,622
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	844
State of Florida General Obligation Unlimited	8,450	5.000	06/01/15	8,887
State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,095
State of Florida General Obligation Unlimited	3,515	5.000	06/01/17	3,725
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,426
Tampa-Hillsborough County Expressway Authority Revenue Bonds(µ)	1,000	5.000	07/01/14	1,008
				92,714

Georgia - 2.5%
City of Atlanta Department of Aviation Revenue Bonds	2,000	5.000	01/01/16	2,153
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,879
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,000	6.000	11/01/20	1,232
City of Atlanta Georgia Water & Wastewater Revenue Bonds(µ)	2,000	5.500	11/01/23	2,352
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,573
Municipal Electric Authority of Georgia Revenue Bonds(µ)	850	6.250	01/01/17	972
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,658
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,120
State of Georgia General Obligation Unlimited	10,590	5.000	07/01/17	12,023
				25,962

Guam - 0.5%
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,295
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	1,039
Territory of Guam General Obligation Unlimited	1,000	6.750	11/15/29	1,087
Territory of Guam Revenue Bonds	500	5.375	12/01/24	540
Territory of Guam Revenue Bonds	785	5.000	01/01/32	810
				4,771

Hawaii - 0.5%
City & County Honolulu Hawaii Wastewater System Revenue Bonds(µ)	1,500	5.000	07/01/19	1,689
Hawaii Housing & Community Development Corp. Revenue Bonds	50	3.700	01/01/22	51
State of Hawaii Department of Budget & Finance Revenue Bonds(µ)(Ê)	2,140	0.212	07/01/24	1,974
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,036
				4,750

Idaho - 0.4%
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,478
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,824
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,090
				4,392

Illinois - 4.8%
Chicago O'Hare International Airport Revenue Bonds(µ)	1,000	5.000	01/01/19	1,065
City of Chicago Illinois General Obligation Unlimited(µ)	2,500	5.000	01/01/17	2,571
City of Chicago Illinois General Obligation Unlimited(µ)	2,135	5.000	12/01/23	2,278

See accompanying notes which are an integral part of the financial statements.
400 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
City of Chicago Illinois General Obligation Unlimited(µ)	2,825	5.250	01/01/24	3,043
City of Chicago Illinois General Obligation Unlimited(µ)(Ê)	500	0.090	01/01/42	500
City of Peoria Illinois General Obligation Unlimited	625	5.000	01/01/22	703
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,673
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,038
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,071
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,064
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,058
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,656
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,135
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,150
Railsplitter Tobacco Settlement Authority Revenue Bonds	2,750	5.500	06/01/23	3,212
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,289
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,440
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,146
State of Illinois Revenue Bonds(µ)	1,000	5.000	06/15/16	1,093
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	14,774
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds	2,300	5.000	12/15/15	2,474
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,300
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	841
				50,574

Indiana - 0.5%
Ball State University Revenue Bonds(µ)	1,000	5.000	07/01/16	1,095
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,120
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,057
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,238
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,144
				5,654

Iowa - 0.7%
Iowa Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/14	1,007
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,352
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,907
				7,266

Louisiana - 1.4%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,124
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,886
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,092
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	8,409
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,518
				15,029

Maryland - 0.7%
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,594
County of Prince George's Maryland General Obligation Limited	1,000	5.000	07/15/16	1,100
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,336
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,039
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(Ê)	465	5.000	05/15/48	488
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,517
				7,074

Massachusetts - 1.1%
City of Boston Massachusetts General Obligation Unlimited	4,675	5.000	03/01/21	5,641
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,003
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,120
Massachusetts Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,424
Massachusetts Water Pollution Abatement Trust (The) Revenue Bonds	1,090	5.000	08/01/16	1,202
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,543
				11,933

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 401

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Michigan - 2.8%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,714
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	4,000	5.000	07/01/14	4,009
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,382
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	1,015	5.000	07/01/18	1,018
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	170	4.500	07/01/25	162
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,151
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,713
Michigan Finance Authority Revenue Bonds	5,000	5.000	07/01/14	5,041
Michigan Finance Authority Revenue Bonds	1,500	5.000	06/01/19	1,650
Michigan Finance Authority Revenue Bonds	1,000	5.000	11/01/27	1,074
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,008
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	978
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	467
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,242
Wayne County Airport Authority Revenue Bonds(µ)	2,500	4.500	12/01/24	2,600
				29,209

Minnesota - 2.0%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,360
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,133
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,248
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,301
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	822
Elk River Independent School District No. 728 General Obligation Unlimited	5,175	4.000	02/01/15	5,322
Elk River Independent School District No. 728 General Obligation Unlimited	2,465	5.000	02/01/16	2,664
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,368
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	547
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,059
State of Minnesota General Obligation Unlimited	1,990	5.000	06/01/17	2,252
				21,076

Mississippi - 0.3%
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	07/01/15	1,049
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,758
				2,807

Missouri - 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	800	5.000	10/01/28	871
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	1,951
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,296
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	545
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,079
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,075
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,965
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds(Ê)	1,500	0.140	10/01/24	1,500
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,821
				13,103

Nebraska - 0.7%
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,230
Nebraska Public Power District Revenue Bonds	3,795	5.000	01/01/28	4,266
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,109
				7,605

Nevada - 1.7%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,226
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,138
Clark County Department of Aviation Revenue Bonds(µ)	2,500	5.000	07/01/22	2,870

See accompanying notes which are an integral part of the financial statements.
402 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,096
County of Clark Nevada Revenue Bonds	4,760	5.000	07/01/28	5,353
County of Clark Nevada Revenue Bonds	2,965	5.000	07/01/29	3,307
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	3,092
				18,082

New Jersey - 3.6%
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,079
New Jersey Economic Development Authority Revenue Bonds(µ)	1,500	5.500	06/15/16	1,663
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,851
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,158
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	85
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,198
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,143
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,117
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,603
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	2,836
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)(ae)	1,500	5.000	06/15/15	1,580
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,112
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,154
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,120	5.250	06/15/30	1,237
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,750	5.500	06/15/31	4,234
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,451
Tobacco Settlement Financing Corp. Revenue Bonds	60	4.500	06/01/23	58
Tobacco Settlement Financing Corp. Revenue Bonds	2,030	4.625	06/01/26	1,798
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,065
				37,422

New Mexico - 0.7%
City of Albuquerque New Mexico General Obligation Unlimited	2,320	5.000	07/01/17	2,627
County of Taos New Mexico Revenue Bonds(µ)	750	3.000	04/01/17	775
State of New Mexico Severance Tax Permanent Fund Revenue Bonds	3,500	5.000	07/01/15	3,694
				7,096

New York - 11.4%
Albany Industrial Development Agency Revenue Bonds	2,380	5.250	11/15/32	2,495
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,562
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,653
City of New York New York General Obligation Unlimited	1,000	5.000	08/01/15	1,059
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,392
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,759
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,484
City of New York New York General Obligation Unlimited	3,445	5.000	08/01/22	4,097
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,141
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/21	1,179
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,625
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,477
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,696
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,669
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,537
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,030	5.000	02/01/15	3,139
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,855	5.000	11/01/15	4,128
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,167
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,500	5.000	11/15/18	2,921
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,060
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,592
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,609
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,081
New York City Water & Sewer System Revenue Bonds(µ)(ae)	375	5.000	12/15/14	386
New York City Water & Sewer System Revenue Bonds(µ)	490	5.000	06/15/21	504
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,653

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 403

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	1,971
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,186
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,173
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	213
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,720
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	851
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	7,945
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	804
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,840
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,840
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	884
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,854
New York State Thruway Authority Revenue Bonds	2,300	5.000	03/15/19	2,689
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	14,422
New York State Urban Development Corp. Revenue Bonds	2,500	5.000	03/15/17	2,809
Sales Tax Asset Receivable Corp. Revenue Bonds(µ)	1,700	5.000	10/15/25	1,736
State of New York General Obligation Unlimited	2,000	5.000	12/15/21	2,423
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,086
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,195
Triborough Bridge & Tunnel Authority Revenue Bonds(Ê)	900	5.000	11/15/38	964
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,145
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,371
				119,186

North Carolina - 0.8%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	850
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	698
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,996
State of North Carolina Revenue Bonds	1,660	5.000	05/01/16	1,809
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,172
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,340
				8,865

North Dakota - 0.1%
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,516

Ohio - 3.4%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,700	5.125	06/01/24	2,324
City of Akron Ohio Revenue Bonds	1,000	5.000	12/01/24	1,158
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,032
City of Cincinnati Ohio General Obligation Unlimited	800	5.000	12/01/31	891
City of Cleveland Ohio Airport System Revenue Bonds	585	5.000	01/01/28	625
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,264
Kent State University Revenue Bonds(µ)	2,000	5.000	05/01/16	2,167
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	7,337
Ohio State Water Development Authority Revenue Bonds	5,000	5.000	12/01/21	6,049
State of Ohio Revenue Bonds	4,105	5.000	06/15/16	4,494
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,119
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,279
				35,739

Oklahoma - 0.2%
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,131
Tulsa County Industrial Authority Revenue Bonds	1,000	4.000	09/01/14	1,012
				2,143

Oregon - 0.6%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,318
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,321

See accompanying notes which are an integral part of the financial statements.
404 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
State of Oregon Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,054
				6,693

Pennsylvania - 6.1%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,200
Allegheny County Industrial Development Authority Revenue Bonds	920	6.500	05/01/17	985
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,161
Berks County Vocational Technical School Authority Revenue Bonds(µ)	1,260	5.000	06/01/15	1,298
City of Philadelphia Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	08/01/24	1,100
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,577
Commonwealth of Pennsylvania General Obligation Unlimited	3,870	5.000	04/01/16	4,210
Commonwealth of Pennsylvania General Obligation Unlimited(µ)	1,300	5.375	07/01/17	1,488
County of Allegheny Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	10/01/15	1,065
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	665	5.000	11/01/25	744
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	970	5.000	11/01/26	1,076
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,235
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,252
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,638
Indiana County Hospital Authority Revenue Bonds	550	5.500	06/01/29	592
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,089
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,600	5.000	07/01/16	2,854
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	07/01/18	1,159
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,270	5.000	01/01/22	2,558
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	07/01/22	2,191
Pennsylvania Economic Development Financing Authority Revenue Bonds	4,460	5.000	01/01/23	4,784
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	09/01/17	1,137
Pennsylvania Higher Educational Facilities Authority Revenue Bonds(µ)	3,000	5.000	06/15/20	3,110
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,125	6.000	07/01/21	1,247
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,203
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,128
Pennsylvania State Public School Building Authority Revenue Bonds	1,000	5.000	06/15/28	1,105
Pennsylvania State Public School Building Authority Revenue Bonds	1,000	5.000	06/15/29	1,099
Philadelphia Authority for Industrial Development Revenue Bonds	1,000	5.875	06/15/22	1,015
Philadelphia Authority for Industrial Development Revenue Bonds(µ)(Ê)	1,000	0.060	03/01/27	1,000
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,072
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,263
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,379
State Public School Building Authority Revenue Bonds	3,000	5.000	04/01/32	3,206
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,181
				64,401

Puerto Rico - 3.1%
Commonwealth of Puerto Rico General Obligation Unlimited(ae)	620	5.250	07/01/16	685
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	3,600	5.500	07/01/20	3,675
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	250	5.250	07/01/27	247
Government Development Bank for Puerto Rico Revenue Bonds(µ)	2,830	4.750	12/01/15	2,832
Puerto Rico Electric Power Authority Revenue Bonds(µ)	2,625	5.500	07/01/16	2,707
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	843
Puerto Rico Electric Power Authority Revenue Bonds(µ)	110	4.000	07/01/23	104
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,350	5.000	07/01/26	1,308
Puerto Rico Electric Power Authority Revenue Bonds(µ)	205	4.375	07/01/30	180
Puerto Rico Highways & Transportation Authority Revenue Bonds	300	4.125	07/01/18	282
Puerto Rico Highways & Transportation Authority Revenue Bonds	3,200	5.500	07/01/19	3,323
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.500	07/01/22	972
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	120	5.000	07/01/27	116
Puerto Rico Highways & Transportation Authority Revenue Bonds	250	5.500	07/01/29	225
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	191
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	1,989
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	500	5.500	07/01/17	498
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,050	5.000	08/01/27	2,944
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	115	5.250	08/01/22	115

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 405

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Puerto Rico Public Buildings Authority Revenue Bonds(ae)	2,000	5.500	07/01/14	2,017
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,130	5.500	07/01/16	3,129
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,333
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	6.500	08/01/35	2,177
				32,892

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,500	5.000	09/01/22	1,811

South Carolina - 0.2%
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,159
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,111
				2,270

Tennessee - 1.2%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	1,800	5.000	10/01/25	1,814
Chattanooga Industrial Development Board Revenue Bonds(µ)	4,000	5.000	10/01/30	4,283
City of Memphis Tennessee Electric System Revenue Bonds	1,135	5.000	12/01/15	1,220
Shelby County Health Educational & Housing Facilities Board Revenue Bonds(µ)(Ê)	5,650	0.140	06/01/42	5,650
				12,967

Texas - 8.3%
Arlington Texas Higher Education Finance Corp. Revenue Bonds	200	5.875	03/01/24	202
Arlington Texas Higher Education Finance Corp. Revenue Bonds	525	6.625	03/01/29	527
Canadian River Municipal Water Authority Corp. Revenue Bonds(µ)	800	5.000	02/15/17	859
Canadian River Municipal Water Authority Corp. Revenue Bonds(µ)	415	5.000	02/15/18	444
City of Austin Texas Water & Wastewater System Revenue Bonds(µ)	1,000	5.250	11/15/14	1,027
City of Bryan Texas Electric System Revenue Bonds	1,000	5.000	07/01/15	1,051
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,947
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,500
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,682
City of Houston Texas General Obligation Limited	1,375	5.250	03/01/28	1,532
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,129
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,836
City of New Braunfels Texas General Obligation Limited(µ)(ae)	665	5.250	10/01/14	679
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,623
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,145
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,258
County of Fort Bend Texas General Obligation Limited(µ)	1,000	5.000	03/01/16	1,085
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,040
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	309
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	221
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	276
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,166
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,322
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,735
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,070
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	833
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,436
Houston Independent School District General Obligation Limited	1,250	4.000	02/15/16	1,332
Lower Colorado River Authority Revenue Bonds	5	5.000	05/15/16	5
Lower Colorado River Authority Revenue Bonds	3,585	5.500	05/15/31	4,100
North East Independent School District General Obligation Unlimited(µ)(ae)	1,000	5.000	08/01/14	1,012
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,080
North Texas Tollway Authority Revenue Bonds(Ê)	1,235	5.750	01/01/38	1,333
State of Texas General Obligation Unlimited	2,500	5.000	04/01/15	2,610
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,654
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,099
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,706
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,721

See accompanying notes which are an integral part of the financial statements.
406 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,499
Texas Public Finance Authority Revenue Bonds	1,905	5.000	07/01/14	1,920
Texas Public Finance Authority Revenue Bonds	10,560	5.000	01/01/17	11,794
Texas Public Finance Authority Revenue Bonds	10,985	4.000	07/01/17	11,977
Texas Transportation Commission State Highway Fund Revenue Bonds(ae)	2,500	5.000	04/01/16	2,724
				86,500

Utah - 0.6%
Intermountain Power Agency Revenue Bonds	2,000	5.000	07/01/16	2,191
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,198
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	522
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,283
				6,194

Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue Bonds	5,000	5.000	10/01/18	5,569
Virgin Islands Public Finance Authority Revenue Bonds	1,000	4.000	10/01/22	1,053
				6,622

Virginia - 1.5%
Bon Secours Health System, Inc. Obligated Group Revenue Bonds	1,400	5.000	11/01/30	1,515
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	715
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,153
County of Fairfax Virginia General Obligation Unlimited	3,000	5.000	04/01/18	3,462
Virginia College Building Authority Revenue Bonds	2,350	5.000	02/01/22	2,816
Virginia Commonwealth Transportation Board Revenue Bonds(ae)	1,250	4.750	05/15/14	1,251
Virginia Commonwealth Transportation Board Revenue Bonds	1,950	5.000	03/15/18	2,237
Virginia Public Building Authority Revenue Bonds	1,000	5.000	08/01/14	1,012
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,137
				15,298

Washington - 3.9%
County of King Washington Sewer Revenue Revenue Bonds	3,085	5.000	01/01/28	3,537
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,008
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,639
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,141
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,358
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,060	3.750	09/01/19	1,079
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,000	4.500	09/01/22	1,026
King County School District No. 405 Bellevue General Obligation Unlimited(µ)	1,000	5.000	12/01/14	1,028
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,263
Pierce County School District No. 3 Puyallup General Obligation Unlimited(µ)(ae)	1,000	5.000	12/01/15	1,074
Port of Seattle Washington Revenue Bonds	1,000	5.000	06/01/22	1,152
Snohomish County School District No. 15 Edmonds General Obligation Unlimited(µ)(ae)	2,000	5.000	06/01/16	2,190
State of Washington General Obligation Unlimited	10,445	5.000	07/01/17	11,844
State of Washington Revenue Bonds	8,000	5.000	09/01/20	9,392
				40,731

West Virginia - 0.2%
West Virginia University Revenue Bonds	1,350	5.000	10/01/21	1,604

Wisconsin - 1.3%
City of Marshfield Wisconsin Electric System Revenue Revenue Bonds	4,000	5.500	12/01/30	4,523
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500	5.000	07/01/19	1,767
Wisconsin Department of Transportation Revenue Bonds	5,950	5.000	07/01/22	7,227
				13,517

Wyoming - 0.3%
County of Laramie Wyoming Revenue Bonds	1,000	4.000	05/01/22	1,037
County of Sweetwater Wyoming Revenue Bonds	1,000	5.000	12/15/16	1,092

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 407

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date	Fair
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
County of Sweetwater Wyoming Revenue Bonds	1,000	5.000	12/15/18	1,097
				3,226
Total Municipal Bonds (cost $969,477)				1,001,952
Short-Term Investments - 6.5%
Russell U.S. Cash Management Fund	67,967,655 (∞)			67,968
Total Short-Term Investments (cost $67,968)				67,968
Total Investments 102.1% (identified cost $1,037,445)				1,069,920
Other Assets and Liabilities,
Net - (2.1%)				(22,209)
Net Assets - 100.0%				1,047,711

See accompanying notes which are an integral part of the financial statements.

408 Russell Tax Exempt Bond Fund

Russell Investment Company Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amount in thousands
			Fair Value
							% of Net
Portfolio Summary	Level 1		Level 2	Level 3		Total	Assets
Municipal Bonds
Alabama		$—	$12,473		$—	$12,473	1.2
Alaska		—	879		—	879	0.1
Arizona		—	24,504		—	24,504	2.3
California		—	90,899		—	90,899	8.7
Colorado		—	28,894		—	28,894	2.8
Connecticut		—	13,100		—	13,100	1.3
Delaware		—	2,509		—	2,509	0.2
Florida		—	92,714		—	92,714	8.8
Georgia		—	25,962		—	25,962	2.5
Guam		—	4,771		—	4,771	0.5
Hawaii		—	4,750		—	4,750	0.5
Idaho		—	4,392		—	4,392	0.4
Illinois		—	50,574		—	50,574	4.8
Indiana		—	5,654		—	5,654	0.5
Iowa		—	7,266		—	7,266	0.7
Louisiana		—	15,029		—	15,029	1.4
Maryland		—	7,074		—	7,074	0.7
Massachusetts		—	11,933		—	11,933	1.1
Michigan		—	29,209		—	29,209	2.8
Minnesota		—	21,076		—	21,076	2.0
Mississippi		—	2,807		—	2,807	0.3
Missouri		—	13,103		—	13,103	1.3
Nebraska		—	7,605		—	7,605	0.7
Nevada		—	18,082		—	18,082	1.7
New Jersey		—	37,422		—	37,422	3.6
New Mexico		—	7,096		—	7,096	0.7
New York		—	119,186		—	119,186	11.4
North Carolina		—	8,865		—	8,865	0.8
North Dakota		—	1,516		—	1,516	0.1
Ohio		—	35,739		—	35,739	3.4
Oklahoma		—	2,143		—	2,143	0.2
Oregon		—	6,693		—	6,693	0.6
Pennsylvania		—	64,401		—	64,401	6.1
Puerto Rico		—	32,892		—	32,892	3.1
Rhode Island		—	1,811		—	1,811	0.2
South Carolina		—	2,270		—	2,270	0.2
Tennessee		—	12,967		—	12,967	1.2
Texas		—	86,500		—	86,500	8.3
Utah		—	6,194		—	6,194	0.6
Virgin Islands		—	6,622		—	6,622	0.6
Virginia		—	15,298		—	15,298	1.5
Washington		—	40,731		—	40,731	3.9
West Virginia		—	1,604		—	1,604	0.2
Wisconsin		—	13,517		—	13,517	1.3
Wyoming		—	3,226		—	3,226	0.3
Short-Term Investments		—	67,968		—	67,968	6.5
Total Investments		$—	$1,069,920		$—	$1,069,920	102.1
Other Assets and Liabilities, Net							(2.1)
							100.0

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 409

Russell Investment Company

Russell Tax Exempt Bond Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,037,445
Investments, at fair value(>)	1,069,920
Receivables:
Dividends and interest	13,741
Dividends from affiliated Russell funds	5
Fund shares sold	5,788
Prepaid expenses	15
Total assets	1,089,469

Liabilities
Payables:
Investments purchased	40,861
Fund shares redeemed	369
Accrued fees to affiliates	454
Other accrued expenses	74
Total liabilities	41,758

Net Assets	$1,047,711

See accompanying notes which are an integral part of the financial statements.

410 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,924
Accumulated net realized gain (loss)	(1,616)
Unrealized appreciation (depreciation) on:
Investments	32,475
Shares of beneficial interest	458
Additional paid-in capital	1,014,470
Net Assets	$1,047,711
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$22.94
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$23.83
Class A — Net assets	$15,121,073
Class A — Shares outstanding ($.01 par value)	659,163
Net asset value per share: Class C(#)	$22.82
Class C — Net assets	$25,764,907
Class C — Shares outstanding ($.01 par value)	1,129,178
Net asset value per share: Class E(#)	$22.90
Class E — Net assets	$56,149,502
Class E — Shares outstanding ($.01 par value)	2,452,143
Net asset value per share: Class S(#)	$22.86
Class S — Net assets	$950,675,891
Class S — Shares outstanding ($.01 par value)	41,583,312
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$67,968
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 411

Russell Investment Company

Russell Tax Exempt Bond Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated Russell funds	$26
Interest	14,197
Total investment income	14,223

Expenses
Advisory fees	1,402
Administrative fees	223
Custodian fees	52
Distribution fees - Class A	18
Distribution fees - Class C	99
Transfer agent fees - Class A	15
Transfer agent fees - Class C	26
Transfer agent fees - Class E	52
Transfer agent fees - Class S	842
Professional fees	35
Registration fees	66
Shareholder servicing fees - Class C	33
Shareholder servicing fees - Class E	65
Trustees’ fees	10
Printing fees	17
Miscellaneous	9
Expenses before reductions	2,964
Expense reductions	(249)
Net expenses	2,715
Net investment income (loss)	11,508

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(650)
Net change in unrealized appreciation (depreciation) on investments	14,296
Net realized and unrealized gain (loss)	13,646
Net Increase (Decrease) in Net Assets from Operations	$25,154

See accompanying notes which are an integral part of the financial statements.

412 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,508	$17,301
Net realized gain (loss)	(650)	152
Net change in unrealized appreciation (depreciation)	14,296	(21,953)
Net increase (decrease) in net assets from operations	25,154	(4,500)

Distributions
From net investment income
Class A	(159)	(334)
Class C	(194)	(394)
Class E	(574)	(861)
Class S	(10,324)	(15,465)
Net decrease in net assets from distributions	(11,251)	(17,054)

Share Transactions*
Net increase (decrease) in net assets from share transactions	154,884	202,161
Total Net Increase (Decrease) in Net Assets	168,787	180,607

Net Assets
Beginning of period	878,924	698,317
End of period	$1,047,711	$878,924
Undistributed (overdistributed) net investment income included in net assets	$1,924	$1,667

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 413

Russell Investment Company Russell Tax Exempt Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	133	$3,028	431	$9,915
Proceeds from reinvestment of distributions	7	157	15	331
Payments for shares redeemed	(226)	(5,108)	(331)	(7,553)
Net increase (decrease)	(86)	(1,923)	115	2,693
Class C
Proceeds from shares sold	133	3,006	482	11,070
Proceeds from reinvestment of distributions	8	188	17	383
Payments for shares redeemed	(263)	(5,934)	(617)	(14,009)
Net increase (decrease)	(122)	(2,740)	(118)	(2,556)
Class E
Proceeds from shares sold	361	8,184	886	20,198
Proceeds from reinvestment of distributions	25	561	37	835
Payments for shares redeemed	(195)	(4,413)	(344)	(7,841)
Net increase (decrease)	191	4,332	579	13,192
Class S
Proceeds from shares sold	11,209	253,128	16,258	370,892
Proceeds from reinvestment of distributions	452	10,179	667	15,203
Payments for shares redeemed	(4,798)	(108,092)	(8,674)	(197,263)
Net increase (decrease)	6,863	155,215	8,251	188,832
Total increase (decrease)	6,846	$154,884	8,827	$202,161

See accompanying notes which are an integral part of the financial statements.

414 Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income
Class A
April 30, 2014*	22.62	.25	.31	.56	(.24)
October 31, 2013	23.24	.45	(.63)	(.18)	(.44)
October 31, 2012	22.48	.52	.79	1.31	(.55)
October 31, 2011	22.64	.62	(.16)	.46	(.62)
October 31, 2010(1)	22.31	.27	.29	.56	(.23)

Class C
April 30, 2014*	22.50	.17	.31	.48	(.16)
October 31, 2013	23.11	.28	(.61)	(.33)	(.28)
October 31, 2012	22.36	.37	.77	1.14	(.39)
October 31, 2011	22.53	.47	(.18)	.29	(.46)
October 31, 2010	21.87	.51	.66	1.17	(.51)
October 31, 2009	20.51	.54	1.37	1.91	(.55)

Class E
April 30, 2014*	22.58	.25	.32	.57	(.25)
October 31, 2013	23.19	.45	(.61)	(.16)	(.45)
October 31, 2012	22.44	.54	.76	1.30	(.55)
October 31, 2011	22.61	.63	(.17)	.46	(.63)
October 31, 2010	21.94	.68	.67	1.35	(.68)
October 31, 2009	20.57	.70	1.37	2.07	(.70)

Class S
April 30, 2014*	22.55	.28	.31	.59	(.28)
October 31, 2013	23.16	.51	(.61)	(.10)	(.51)
October 31, 2012	22.41	.60	.76	1.36	(.61)
October 31, 2011	22.57	.69	(.16)	.53	(.69)
October 31, 2010	21.91	.73	.66	1.39	(.73)
October 31, 2009	20.54	.76	1.37	2.13	(.76)

See accompanying notes which are an integral part of the financial statements.

415 Russell Tax Exempt Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.24)	22.94	2.51	15,121.84		.82	2.21	6
(.44)	22.62	(.77)	16,851.84		.82	1.95	23
(.55)	23.24	5.89	14,649.84		.83	2.28	29
(.62)	22.48	2.11	2,918.83		.83	2.80	29
(.23)	22.64	2.51	1,791.85		.85	2.85	24

(.16)	22.82	2.16	25,765	1.59	1.53	1.50	6
(.28)	22.50	(1.44)	28,147	1.59	1.53	1.24	23
(.39)	23.11	5.12	31,628	1.58	1.54	1.62	29
(.46)	22.36	1.35	22,694	1.59	1.54	2.12	29
(.51)	22.53	5.43	28,301	1.59	1.51	2.31	24
(.55)	21.87	9.42	24,393	1.58	1.50	2.53	52

(.25)	22.90	2.54	56,149.84		.78	2.26	6
(.45)	22.58	(.68)	51,073.84		.78	1.99	23
(.55)	23.19	5.87	39,034.83		.79	2.37	29
(.63)	22.44	2.12	29,512.84		.79	2.86	29
(.68)	22.61	6.25	33,042.84		.76	3.05	24
(.70)	21.94	10.19	23,434.84		.76	3.29	52

(.28)	22.86	2.63	950,676.59		.53	2.51	6
(.51)	22.55	(.44)	782,853.59		.53	2.24	23
(.61)	23.16	6.14	613,006.58		.54	2.63	29
(.69)	22.41	2.43	540,458.59		.54	3.11	29
(.73)	22.57	6.47	492,584.59		.51	3.30	24
(.76)	21.91	10.48	411,956.58		.50	3.53	52

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 416

Russell Investment Company Russell Commodity Strategies Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,067.10	$1,017.16
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$7.89	$7.70

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.54%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2014	$1,062.20	$1,013.44
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$11.71	$11.43
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 2.29%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2013	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2014	$1,065.90	$1,017.16
	Expenses Paid During Period*	$7.89	$7.70

* Expenses are equal to the Fund's annualized expense ratio of 1.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Commodity Strategies Fund 417

Russell Investment Company Russell Commodity Strategies Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,066.70	$1,018.40
Expenses Paid During Period*	$6.61	$6.46

* Expenses are equal to the Fund's annualized expense ratio of 1.29% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,068.90	$1,019.34
Expenses Paid During Period*	$5.64	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

418 Russell Commodity Strategies Fund

Russell Investment Company Russell Commodity Strategies Fund

Consolidated Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
Long-Term Investments - 1.2%
United States Government Treasuries - 1.2%
United States Treasury Notes
0.375% due 06/15/15	9,000	9,025
2.125% due 12/31/15	5,000	5,153
		14,178

Total Long-Term Investments
(cost $14,154)		14,178
Short-Term Investments – 95.4%
Russell U.S. Cash Management Fund	752,602,362(∞)	752,602
United States Treasury Bills
0.023% due 05/22/14	36,000	35,999
0.043% due 05/22/14	2,000	2,000
0.053% due 05/22/14	2,000	2,000
0.625% due 07/15/14	7,000	7,008
0.080% due 09/04/14 (~)	110,000	109,990
0.080% due 09/18/14 (~)	110,000	109,987
0.107% due 09/18/14	5,000	5,000
0.110% due 09/18/14	5,000	5,000
0.070% due 09/25/14	110,000	109,983
0.250% due 12/15/14	7,000	7,008
2.250% due 01/31/15	4,000	4,065

Total Short-Term Investments
(cost $1,150,581)		1,150,642

Total Investments 96.6%
(identified cost $1,164,735)		1,164,820
Other Assets and Liabilities,
Net – 3.4%		41,080

Net Assets - 100.0%		1,205,900

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 419

Russell Investment Company Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
Light Sweet Crude Oil Futures		130	USD	12,341	11/14	585
Soybean Futures		57	USD	3,553	11/14	159
Short Positions
Soybean Futures		57	USD	4,311	07/14	(185)
WTI Crude Futures		130	USD	12,966	05/14	137
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						696

Index Swap Contracts(*)
Amounts in thousands
					Termination
Fund Receives Underlying Security	Counterparty		Notional Amount		Date	Fair Value $
Cargill Pro-Alpha Index(##)	Cargill		USD	185,000	03/31/15	2,263
Dow Jones-UBS Aluminum Index	Merrill Lynch		USD	2,282	04/02/15	—
Dow Jones-UBS Coffee Index	Merrill Lynch		USD	1,457	04/02/15	—
Dow Jones-UBS Coffee Index	UBS		USD	1,321	02/25/15	—
Dow Jones-UBS Coffee Index	UBS		USD	1,371	02/25/15	—
Dow Jones-UBS Commodity Index	Merrill Lynch		USD	17,217	03/02/15	(2)
Dow Jones-UBS Commodity Index	UBS		USD	98,641	03/04/15	(11)
Dow Jones-UBS Commodity Index Total Return	BNP Paribas		USD	40,762	05/28/14	(6)
Dow Jones-UBS Commodity Index Total Return	Morgan Stanley		USD	7,609	05/28/14	(1)
Dow Jones-UBS Commodity Index Total Return	Societe Generale		USD	16,250	05/28/14	(3)
Dow Jones-UBS Commodity Index Total Return	UBS		USD	30,012	05/28/14	(5)
Dow Jones-UBS Commodity Index Total Return 2 Month
Forward	BNP Paribas		USD	26,112	05/28/14	(10)
Dow Jones-UBS Commodity Index Total Return 2 Month
Forward	Morgan Stanley		USD	110,948	05/28/14	(43)
Dow Jones-UBS Commodity Index Total Return 2 Month
Forward	Societe Generale		USD	46,275	05/28/14	(18)
Dow Jones-UBS Commodity Index Total Return 2 Month
Forward	UBS		USD	29,854	05/28/14	(12)
Dow Jones-UBS Copper Index	Merrill Lynch		USD	434	05/15/14	—
Dow Jones-UBS Copper Index	Merrill Lynch		USD	1,658	05/15/14	—
Dow Jones-UBS Copper Index	Merrill Lynch		USD	1,415	05/15/14	—
Dow Jones-UBS Copper Index	UBS		USD	2,197	08/13/14	—
Dow Jones-UBS Corn Index	Merrill Lynch		USD	2,588	04/02/15	—
Dow Jones-UBS Gold	Merrill Lynch		USD	2,958	03/16/15	(1)
Dow Jones-UBS Gold Index	Merrill Lynch		USD	4,998	03/16/15	—
Dow Jones-UBS Gold Index	Merrill Lynch		USD	1,153	03/16/15	—
Dow Jones-UBS Heating Oil Index	Merrill Lynch		USD	2,571	05/15/14	—
Dow Jones-UBS HeatOil Index	Merrill Lynch		USD	1,186	05/15/14	—
Dow Jones-UBS Kansas Wheat Index	Merrill Lynch		USD	954	05/15/14	—
Dow Jones-UBS Kansas Wheat Index	Merrill Lynch		USD	658	05/15/14	—
Dow Jones-UBS Lead Index	Merrill Lynch		USD	729	07/14/14	—
Dow Jones-UBS LeanHogs Index	UBS		USD	1,482	03/11/15	—
Dow Jones-UBS Natural Gas Index	Merrill Lynch		USD	4,491	05/15/14	—
Dow Jones-UBS Natural Gas Index	Merrill Lynch		USD	2,066	05/15/14	—
Dow Jones-UBS Natural Gas Index	Merrill Lynch		USD	767	05/15/14	—
Dow Jones-UBS Natural Gas Index	Merrill Lynch		USD	2,635	05/15/14	—
Dow Jones-UBS NaturalGas Index	UBS		USD	1,364	02/20/15	—
Dow Jones-UBS Nickel Index	Merrill Lynch		USD	2,773	07/14/14	(1)
Dow Jones-UBS Nickel Index	Merrill Lynch		USD	909	07/14/14	—
Dow Jones-UBS Platinum Index	Merrill Lynch		USD	9,885	05/15/14	(2)
Dow Jones-UBS SoybeanOil Index	Merrill Lynch		USD	1,667	04/02/15	—
Dow Jones-UBS Soybeans Index	Merrill Lynch		USD	2,991	04/02/15	—

See accompanying notes which are an integral part of the financial statements.
420 Russell Commodity Strategies Fund

Russell Investment Company Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Dow Jones-UBS Soybeans Index	UBS	USD	915	09/19/14	—
Dow Jones-UBS SoyMeal Index	Merrill Lynch	USD	1,508	04/02/15	—
Dow Jones-UBS SoyMeal Index	UBS	USD	951	09/19/14	—
Dow Jones-UBS Sugar Index	Merrill Lynch	USD	1,765	04/02/15	—
Dow Jones-UBS Sugar Index	UBS	USD	1,099	02/25/15	—
Dow Jones-UBS UnleadGas Index	Merrill Lynch	USD	4,375	05/15/14	—
Dow Jones-UBS UnleadGas Index	Merrill Lynch	USD	5,687	05/15/14	—
Dow Jones-UBS UnleadGas Index	UBS	USD	4,585	03/27/15	(1)
Dow Jones-UBS WTICrude Index	Merrill Lynch	USD	1,839	04/02/15	—
Dow Jones-UBS WTICrude Index	Merrill Lynch	USD	3,547	04/02/15	—
Dow Jones-UBS WTICrude Index	UBS	USD	10,090	04/02/15	(2)
Dow Jones-UBS Zinc Index	Merrill Lynch	USD	993	03/30/15	—
Dow Jones-UBS Zinc Index	Merrill Lynch	USD	1,370	03/30/15	—
Dow Jones-UBS Zinc Index	UBS	USD	1,797	08/13/14	—
Dow Jone-UBS Copper Index	Merrill Lynch	USD	2,562	05/15/14	—
GSCI Custom BIN1 Strategy Index(###)	Goldman Sachs	USD	55,045	05/30/14	(1)
Merrill Lynch Commodities index eXtra (Palladium)
Excess Return Index	Merrill Lynch	USD	12,353	05/15/14	(2)
Russell CoreCommodity Diversified I Index(####)	Newedge	USD	196,148	09/09/31	(1,232)
S&P GSCI Brent Crude Official Close Index ER Index	Merrill Lynch	USD	11,160	07/14/14	1
S&P GSCI Coffee Official Close Index ER Index	Merrill Lynch	USD	913	04/02/15	—
S&P GSCI Copper Official Close Index ER	Merrill Lynch	USD	2,110	07/14/14	—
S&P GSCI Crude Oil Index 1 Month Forward	Merrill Lynch	USD	33,543	04/02/15	(5)
S&P GSCI Crude Oil Index 1 Month Forward	UBS	USD	240	03/11/15	—
S&P GSCI GasOil Official Close Index ER Index	Merrill Lynch	USD	8,959	07/14/14	(1)
S&P GSCI Heating Oil Official Close Index ER Index	Merrill Lynch	USD	7,187	07/14/14	(1)
S&P GSCI Lead Official Close Index ER Index	Merrill Lynch	USD	968	07/14/14	—
S&P GSCI Natural Gas Official Close Index ER Index	Merrill Lynch	USD	1,731	07/14/14	—
S&P GSCI Natural Gas Official Close Index ER Index	UBS	USD	2,173	02/20/15	—
S&P GSCI Nickel Official Close Index ER Index	Merrill Lynch	USD	668	07/14/14	—
S&P GSCI Official Close Index ER Index	UBS	USD	115,814	03/04/15	(15)
S&P GSCI Palladium Index ER Index	Merrill Lynch	USD	8,872	07/14/14	(1)
S&P GSCI Platinum Excess Return Index	Merrill Lynch	USD	7,227	07/14/14	(1)
S&P GSCI Unleaded Gasoline Official Close Index ER
Index	Merrill Lynch	USD	4,600	07/14/14	—
S&P GSCI Unleaded Gasoline Official Close Index ER
Index	Merrill Lynch	USD	5,681	07/14/14	—
S&P GSCI Unleaded Gasoline Official Close Index ER
Index	Merrill Lynch	USD	4,566	07/14/14	—
S&P GSCI Unleaded Gasoline Official Close Index ER
Index	Merrill Lynch	USD	6,646	07/14/14	(1)
S&P GSCI Unleaded Gasoline Official Close Index ER
Index	UBS	USD	5,094	03/27/15	(1)
S&P GSCI Zinc Official Close Index ER Index	Merrill Lynch	USD	1,177	07/14/14	—
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					885

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of April 30, 2014 ranged from 0.10% to 0.50%. The floating rate fees were all based on the 3-month Treasury Bill rate plus a fee ranging from 0.148% to 0.26%. Some total return swaps may also have performance-based fees embedded in the value of the swap, however, no performance-based fees were paid in the period ended April 30, 2014.

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
					% of Net
Portfolio Summary	Level 1	Level 2	Level 3	Total	Assets
Long-Term Investments
United States Government Treasuries	$—	$ 14,178	$—	$ 14,178	1.2

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 421

Russell Investment Company Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Short-Term Investments	—	1,150,642		—	1,150,642	95.4
Total Investments	—	1,164,820		—	1,164,820	96.6
Other Assets and Liabilities, Net						3.4
						100.0
Other Financial Instruments
Futures Contracts	696	—		—	696	0.1
Index Swap Contracts	—	885		—	885	0.1
Total Other Financial Instruments*	$ 696	$ 885		$—	$ 1,581

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

422 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Commodity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$881
Index swap contracts, at fair value	2,264
Total	$3,145

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$185
Index swap contracts, at fair value	1,379
Total	$1,564

Commodity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(833)
Index swap contracts	75,022
Total	$74,189

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(431)
Index swap contracts	9,198
Total	$8,767

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 423

Russell Investment Company Russell Commodity Strategies Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$213	$—	$213
Index Swap Contracts	Index swap contracts, at fair value	2,264	—	2,264
Total		$2,477	$—	$2,477

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Cargill	2,263	$—	$2,263	$—
Goldman Sachs	213	—	—	213
Merrill Lynch	1	1	—	—
Total	$2,477	$1	$2,263	$213

424 Russell Commodity Strategies Fund

Russell Investment Company Russell Commodity Strategies Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$174	$—	$174
Index Swap Contracts	Index swap contracts, at fair value	1,379	—	1,379
Total		$1,553	$—	$1,553

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
BNP Paribas	$16	$—	$—	$16
Goldman Sachs	175	—	175	—
Merrill Lynch	20	1	19	—
Morgan Stanley	44	—	—	44
Newedge	1,232	—	1,232	—
Societe Generale	20	—	20	—
UBS	46	—	46	—
Total	$1,553	$1	$1,492	$60

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Commodity Strategies Fund 425

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) — April 30, 2014
(Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,164,735
Investments, at fair value(>)	1,164,820
Cash (restricted)(a)(b)	31,594
Receivables:
Dividends and interest	96
Dividends from affiliated Russell funds	46
Investments sold	1,083,946
Fund shares sold	1,935
Variation margin on futures contracts	213
Index swap contracts, at fair value(∞)	2,264
Total assets	2,284,914

Liabilities
Payables:
Due to broker (c)	2,700
Investments purchased	1,064,550
Fund shares redeemed	8,878
Accrued fees to affiliates	1,188
Other accrued expenses	145
Variation margin on futures contracts	174
Index swap contracts, at fair value(∞)	1,379
Total liabilities	1,079,014

Net Assets	$1,205,900

(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned         subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

426 Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) , continued — April 30, 2014
(Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(15,332)
Accumulated net realized gain (loss)	74,687
Unrealized appreciation (depreciation) on:
Investments	85
Futures contracts	696
Index swap contracts	885
Shares of beneficial interest	1,345
Additional paid-in capital	1,143,534
Net Assets	$1,205,900
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$8.90
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$9.25
Class A — Net assets	$21,171,005
Class A — Shares outstanding ($.01 par value)	2,377,571
Net asset value per share: Class C(#)	$8.71
Class C — Net assets	$11,061,160
Class C — Shares outstanding ($.01 par value)	1,270,067
Net asset value per share: Class E(#)	$8.90
Class E — Net assets	$19,112,759
Class E — Shares outstanding ($.01 par value)	2,146,860
Net asset value per share: Class S(#)	$8.96
Class S — Net assets	$893,921,323
Class S — Shares outstanding ($.01 par value)	99,748,236
Net asset value per share: Class Y(#)	$9.00
Class Y — Net assets	$260,633,855
Class Y — Shares outstanding ($.01 par value)	28,959,763
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$752,602
(∞) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$830
(b) Cash Collateral for Swaps	$30,764
(c) Due to Broker for Swaps	$2,700

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†)	The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 427

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2014
(Unaudited)

Amounts in thousands
Investment Income
Dividends	$48
Dividends from affiliated Russell funds	238
Interest	457
Total investment income	743

Expenses
Advisory fees	8,885
Administrative fees	342
Custodian fees	162
Distribution fees - Class A	25
Distribution fees - Class C	41
Transfer agent fees - Class A	20
Transfer agent fees - Class C	11
Transfer agent fees - Class E	19
Transfer agent fees - Class S	839
Transfer agent fees - Class Y	7
Professional fees	86
Registration fees	52
Shareholder servicing fees - Class C	14
Shareholder servicing fees - Class E	24
Trustees’ fees	16
Printing fees	82
Miscellaneous	20
Expenses before reductions	10,645
Expense reductions	(3,152)
Net expenses	7,493
Net investment income (loss)	(6,750)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	299
Futures contracts	(833)
Index swap contracts	75,022
Net realized gain (loss)	74,488
Net change in unrealized appreciation (depreciation) on:
Investments	(140)
Futures contracts	(431)
Index swap contracts	9,198
Net change in unrealized appreciation (depreciation)	8,627
Net realized and unrealized gain (loss)	83,115
Net Increase (Decrease) in Net Assets from Operations	$76,365

(†) The Statement of Operations is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

428 Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†)

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,750)	$(13,466)
Net realized gain (loss)	74,488	(160,443)
Net change in unrealized appreciation (depreciation)	8,627	15,500
Net increase (decrease) in net assets from operations	76,365	(158,409)

Distributions
From net realized gain
Class A	(1)	—
Class C	(1)	—
Class E	(1)	—
Class S	(39)	—
Class Y	(17)	—
Net decrease in net assets from distributions	(59)	—

Share Transactions*
Net increase (decrease) in net assets from share transactions	(105,194)	132,698
Total Net Increase (Decrease) in Net Assets	(28,888)	(25,711)

Net Assets
Beginning of period	1,234,788	1,260,499
End of period	$1,205,900	$1,234,788
Undistributed (overdistributed) net investment income included in net assets	$(15,332)	$(8,582)

(†)     The Statement of Changes in Net Assets is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund           Ltd.  (wholly owened subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

          Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 429

Russell Investment Company Russell Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	422	$3,571	1,256	$11,085
Proceeds from reinvestment of distributions	—	1	—	—
Payments for shares redeemed	(466)	(3,935)	(1,077)	(9,639)
Net increase (decrease)	(44)	(363)	179	1,446
Class C
Proceeds from shares sold	120	996	328	2,873
Proceeds from reinvestment of distributions	—	1	—	—
Payments for shares redeemed	(244)	(2,024)	(435)	(3,801)
Net increase (decrease)	(124)	(1,027)	(107)	(928)
Class E
Proceeds from shares sold	185	1,562	964	8,478
Proceeds from reinvestment of distributions	—	1	—	—
Payments for shares redeemed	(511)	(4,269)	(290)	(2,555)
Net increase (decrease)	(326)	(2,706)	674	5,923
Class S
Proceeds from shares sold	21,015	178,055	37,257	331,052
Proceeds from reinvestment of distributions	5	39	—	—
Payments for shares redeemed	(20,209)	(170,994)	(18,401)	(163,390)
Net increase (decrease)	811	7,100	18,856	167,662
Class Y
Proceeds from shares sold	993	8,336	7,404	66,756
Proceeds from reinvestment of distributions	2	17	—	—
Payments for shares redeemed	(13,798)	(116,551)	(12,351)	(108,161)
Net increase (decrease)	(12,803)	(108,198)	(4,947)	(41,405)
Total increase (decrease)	(12,486)	$(105,194)	14,655	$132,698

See accompanying notes which are an integral part of the financial statements.

430 Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	8.35	(.06)	.61	.55	—	—(f)
October 31, 2013	9.50	(.12)	(1.03)	(1.15)	—	—
October 31, 2012	10.55	(.13)	(.53)	(.66)	(.15)	(.02)
October 31, 2011	11.65	(.15)	.53	.38	(1.48)	—(f)
October 31, 2010(2)	10.00	(.05)	1.70	1.65	—	—

Class C
April 30, 2014*	8.20	(.09)	.60	.51	—	—(f)
October 31, 2013	9.39	(.19)	(1.00)	(1.19)	—	—
October 31, 2012	10.45	(.20)	(.53)	(.73)	(.09)	(.02)
October 31, 2011	11.61	(.23)	.52	.29	(1.45)	—(f)
October 31, 2010(2)	10.00	(.08)	1.69	1.61	—	—

Class E
April 30, 2014*	8.35	(.06)	.61	.55	—	—(f)
October 31, 2013	9.50	(.12)	(1.03)	(1.15)	—	—
October 31, 2012	10.54	(.13)	(.52)	(.65)	(.15)	(.02)
October 31, 2011	11.64	(.15)	.52	.37	(1.47)	—(f)
October 31, 2010(2)	10.00	(.06)	1.70	1.64	—	—

Class S
April 30, 2014*	8.40	(.05)	.61	.56	—	—(f)
October 31, 2013	9.52	(.10)	(1.02)	(1.12)	—	—
October 31, 2012	10.58	(.11)	(.53)	(.64)	(.18)	(.02)
October 31, 2011	11.65	(.12)	.53	.41	(1.48)	—(f)
October 31, 2010(2)	10.00	(.04)	1.69	1.65	—	—

Class Y
April 30, 2014*	8.42	(.04)	.62	.58	—	—(f)
October 31, 2013	9.54	(.08)	(1.04)	(1.12)	—	—
October 31, 2012	10.59	(.09)	(.53)	(.62)	(.19)	(.02)
October 31, 2011	11.65	(.10)	.53	.43	(1.49)	—(f)
October 31, 2010(2)	10.00	(.04)	1.69	1.65	—	—

See accompanying notes which are an integral part of the financial statements.

431 Russell Commodity Strategies Fund

							%
					%	%	Ratio of Net
		$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
$	$	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
Return of	Total	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Capital	Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	(d)(e)	Turnover Rate(b)

—	—(f)	8.90	6.71	21,171	2.07	1.54	(1.41)	95
—	—	8.35	(12.11)	20,224	2.04	1.52	(1.37)	145
(.22)	(.39)	9.50	(6.28)	21,301	2.08	1.55	(1.39)	60
—	(1.48)	10.55	2.85	21,609	1.78	1.48	(1.30)	123
—	—	11.65	16.50	5,144	1.91	1.41	(1.48)	11

—	—(f)	8.71	6.22	11,061	2.82	2.29	(2.16)	95
—	—	8.20	(12.67)	11,436	2.79	2.27	(2.12)	145
(.22)	(.33)	9.39	(7.01)	14,104	2.83	2.30	(2.15)	60
—	(1.45)	10.45	2.07	14,748	2.53	2.23	(2.05)	123
—	—	11.61	16.10	3,323	2.66	2.16	(2.23)	11

—	—(f)	8.90	6.59	19,113	2.07	1.54	(1.41)	95
—	—	8.35	(12.11)	20,652	2.04	1.52	(1.36)	145
(.22)	(.39)	9.50	(6.23)	17,078	2.08	1.54	(1.38)	60
—	(1.47)	10.54	2.81	14,850	1.78	1.48	(1.30)	123
—	—	11.64	16.40	14,962	1.90	1.41	(1.48)	11

—	—(f)	8.96	6.67	893,921	1.82	1.29	(1.16)	95
—	—	8.40	(11.76)	830,645	1.79	1.27	(1.12)	145
(.22)	(.42)	9.52	(6.10)	762,582	1.83	1.30	(1.14)	60
—	(1.48)	10.58	3.15	690,537	1.53	1.23	(1.05)	123
—	—	11.65	16.50	428,347	1.66	1.16	(1.23)	11

—	—(f)	9.00	6.89	260,634	1.62	1.10	(.98)	95
—	—	8.42	(11.74)	351,831	1.60	1.08	(.93)	145
(.22)	(.43)	9.54	(5.82)	445,434	1.65	1.11	(.95)	60
—	(1.49)	10.59	3.31	494,246	1.35	1.05	(.87)	123
—	—	11.65	16.50	545,188	1.48	.98	(1.05)	11

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 432

Russell Investment Company Russell Global Infrastructure Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,098.30	$1,017.46
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$7.70	$7.40

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2014	$1,093.70	$1,013.74
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$11.58	$11.13
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 2.23%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2013	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2014	$1,098.30	$1,017.46
	Expenses Paid During Period*	$7.70	$7.40

* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Global Infrastructure Fund 433

Russell Investment Company Russell Global Infrastructure Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,098.60	$1,018.70
Expenses Paid During Period*	$6.40	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,099.50	$1,019.59
Expenses Paid During Period*	$5.47	$5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.05% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

434 Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 96.6%			Enersis SA - ADR	107,193	1,726
Australia - 8.1%					6,227

Asciano, Ltd.	3,527,889	17,731	China - 1.1%
Aurizon Holdings, Ltd.	1,177,633	5,667
DUET Group	6,617,753	13,341	China Resources Gas Group, Ltd.	5,979	18
Macquarie Atlas Roads Group	2,492,128	7,200	China Water Affairs Group, Ltd.	2,982,000	1,004
SP AusNet	10,311,763	13,411	COSCO Pacific, Ltd.	7,314,073	9,792
Spark Infrastructure Group	4,773,257	7,827	ENN Energy Holdings, Ltd.	230,905	1,614
Sydney Airport	1,723,455	6,757	HanKore Environment Tech Group, Ltd.
Transurban Group - ADR(Æ)	10,443,289	70,532	(Æ)	17,570,432	1,583
		142,466	Huadian Power International Corp., Ltd.
			Class H	3,845,200	2,088
			Jiangsu Expressway Co., Ltd. Class H	1,046,000	1,178
Austria - 0.4%			Sinopec Kantons Holdings, Ltd.(Ñ)	326,835	305
Flughafen Wien AG	69,925	6,858	Towngas China Co., Ltd.	2,197,792	2,506
					20,088
Belgium - 0.2%
bpost SA	86,942	1,958	Denmark - 0.1%
Elia System Operator SA	13,080	694	AP Moeller - Maersk A/S Class B	525	1,251
		2,652
			France - 10.1%
Brazil - 1.2%			Aeroports de Paris	185,138	23,022
Alupar Investimento SA	219,359	1,554	Eutelsat Communications SA	673,416	23,104
CCR SA	1,019,091	7,976	GDF Suez(Ñ)	1,127,094	28,420
Cia de Saneamento Basico do Estado de			Groupe Eurotunnel SA	3,611,835	48,450
Sao Paulo - ADR(Æ)	418,365	3,966	Rubis SCA	241,913	17,211
Cia de Saneamento de Minas			Suez Environnement Co.	177,590	3,486
Gerais-COPASA(Æ)	24,369	380	Vinci SA(Ñ)	445,639	33,596
CPFL Energias Renovaveis SA(Æ)	104,558	656			177,289
Light SA	239,914	1,915

Ultrapar Participacoes SA	103,679	2,603	Germany - 3.2%
Wilson Sons, Ltd. Class BDR	184,634	2,691
		21,741	E.ON SE(Ñ)	1,479,549	28,296
			Fraport AG Frankfurt Airport Services

Canada - 8.2%			Worldwide	384,335	28,361
					56,657
AltaGas, Ltd. ADR(Ñ)	86,968	3,705

Brookfield Infrastructure Partners, LP(Ñ)	100,082	3,902	Hong Kong - 3.8%
Canadian Utilities, Ltd. Class A	67,589	2,497
Enbridge, Inc.(Ñ)	1,043,156	50,351	APT Satellite Holdings, Ltd.(Æ)	713,333	894
Fortis, Inc.	59,387	1,745	Beijing Enterprises Holdings, Ltd.	567,616	4,934
Gibson Energy, Inc.	233,592	6,236	China Everbright International, Ltd.	3,503,793	4,393
Inter Pipeline, Ltd.(Ñ)	130,719	3,554	China Merchants Holdings International
Keyera Corp.	31,989	2,128	Co., Ltd.	11,188,797	34,997
Pembina Pipeline Corp.	391,824	15,397	China Resources Power Holdings Co.,
Progressive Waste Solutions, Ltd.	127,058	3,096	Ltd.	252,881	636
TransAlta Renewables, Inc.	127,673	1,299	Guangdong Investment, Ltd.	923,683	1,004
TransCanada Corp.	893,455	41,646	Hong Kong & China Gas Co., Ltd.	968,112	2,233
Veresen, Inc.	80,542	1,191	MTR Corp., Ltd.	492,637	1,859
Westshore Terminals Investment Corp.			Power Assets Holdings, Ltd.	1,704,966	14,734
(Ñ)	206,030	6,696			65,684
		143,443
			India - 0.3%
Chile - 0.4%			GAIL India, Ltd. - GDR	32,602	1,213
Aguas Andinas SA Class A	3,954,446	2,448	Power Grid Corp. of India, Ltd.	2,202,943	3,864
Empresa Nacional de Electricidad SA					5,077
- ADR	46,592	2,053

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 435

Russell Investment Company Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Indonesia - 0.3%			Vector, Ltd.	2,257	5
Jasa Marga Persero Tbk PT	2,765,664	1,411			16,256
Tower Bersama Infrastructure Tbk PT	6,369,353	3,581
		4,992	Norway - 0.0%
			Hafslund ASA Class B	73,143	597
Italy - 8.2%
ASTM SpA	147,622	2,501	Philippines - 0.6%
Atlantia SpA	3,200,496	83,254	International Container Terminal
Ei Towers SpA	17,293	984	Services, Inc.	4,473,155	10,847
Enel SpA	1,969,166	11,130
Hera SpA	2,790,273	8,214	Poland - 0.1%
Snam Rete Gas SpA	2,817,285	16,932	Energa SA(Æ)	171,328	1,021
Societa Iniziative Autostradali e Servizi
SpA	522,695	6,207
Terna Rete Elettrica Nazionale SpA	2,512,442	13,594	Portugal - 0.1%
		142,816	Energias de Portugal SA	338,663	1,644

Japan - 4.0%			Singapore - 1.4%
Central Japan Railway Co.	12,000	1,472	CitySpring Infrastructure Trust(Æ)	3,985,313	1,510
Chubu Electric Power Co., Inc.(Æ)	39,600	451	ComfortDelGro Corp., Ltd.	2,164,076	3,660
East Japan Railway Co.	132,300	9,645	Hutchison Port Holdings Trust Class U	12,694,254	8,632
Japan Airport Terminal Co., Ltd.	111,510	2,566	Hyflux, Ltd.	614,477	588
Kamigumi Co., Ltd.	2,195,524	20,917	Keppel Infrastructure Trust(Æ)	924,563	774
Mitsubishi Logistics Corp.	188,541	2,704	Parkway Life Real Estate Investment
Osaka Gas Co., Ltd.	923,114	3,476	Trust(Æ)(ö)	1,259,413	2,521
Toho Gas Co., Ltd.	1,034,000	5,067	SATS, Ltd.	970,567	2,454
Tokyo Gas Co., Ltd.	4,412,199	23,089	SIA Engineering Co., Ltd.	566,000	2,163
		69,387	Singapore Post, Ltd.	2,149,781	2,426
					24,728

Luxembourg - 0.9%			South Korea - 0.1%
SES SA	412,001	15,516
			Macquarie Korea Infrastructure Fund	188,830	1,169

Malaysia - 0.1%			Spain - 2.7%
Petronas Gas BHD	366,682	2,639
			Abertis Infraestructuras SA(Ñ)	1,206,388	27,122

Mexico - 1.2%			EDP Renovaveis SA	53,189	364
			Ferrovial SA	430,757	9,562
Grupo Aeroportuario del Centro Norte			Iberdrola SA	611,491	4,271
Sab de CV - ADR(Æ)(Ñ)	33,645	991	Obrascon Huarte Lain SA	36,696	1,699
Grupo Aeroportuario del Pacifico SAB			Red Electrica Corp. SA	51,321	4,221
de CV - ADR	83,082	5,010			47,239
Grupo Aeroportuario del Sureste SAB de
CV - ADR	45,598	5,574
Infraestructura Energetica Nova SAB			Switzerland - 2.5%
de CV	753,938	3,926	Dufry AG(Æ)	6,792	1,122
OHL Mexico SAB de CV(Æ)	1,278,264	3,393	Flughafen Zuerich AG	68,103	42,908
Promotora y Operadora de					44,030
Infraestructura SAB de CV(Æ)	188,257	2,631
		21,525	United Kingdom - 7.4%
			BBA Aviation PLC	2,956,810	15,476
Netherlands - 1.3%			Centrica PLC	205,394	1,144
Koninklijke Vopak NV(Ñ)	460,572	22,930	Drax Group PLC	38,760	433
			Inmarsat PLC	52,874	650
New Zealand - 0.9%			National Grid PLC	2,912,684	41,334
			National Grid PLC - ADR(Ñ)	218,672	15,539
Auckland International Airport, Ltd.	3,041,760	10,413	Pennon Group PLC	1,070,904	13,697
Infratil, Ltd.	929,444	1,843	Scottish & Southern Energy PLC	1,341,514	34,541
Port of Tauranga, Ltd.(Ñ)	321,744	3,995	Seadrill Partners LLC(Ñ)	38,336	1,191

See accompanying notes which are an integral part of the financial statements.

436 Russell Global Infrastructure Fund

Russell Investment Company Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Shanks Group PLC	1,056,021	1,814	South Jersey Industries, Inc.	18,409	1,058
Stagecoach Group PLC	450,777	2,824	Southern Co.	54,577	2,501
		128,643	SP Plus Corp.(Æ)	46,113	1,126
			Spectra Energy Corp.	384,535	15,270
United States - 27.7%			Summit Midstream Partners, LP	19,913	900
			Tallgrass Energy Partners, LP	37,460	1,384
Access Midstream Partners, LP(Ñ)	51,236	3,041	Targa Resources Corp.	5,713	617
AES Corp.	853,918	12,339	Teekay Corp.	54,032	3,032
Allete, Inc.	25,012	1,295	Union Pacific Corp.	86,571	16,486
American Tower Corp. Class A(ö)	230,159	19,223	Unitil Corp.	1,099	36
American Water Works Co., Inc.	53,703	2,445	Valero Energy Partners, LP(Ñ)	23,145	954
Atmos Energy Corp.	199,321	10,173	Waste Connections, Inc.	82,431	3,681
California Water Service Group	181,034	4,073	Western Gas Partners, LP(Ñ)	64,969	4,418
CenterPoint Energy, Inc.	290,352	7,189	Williams Cos., Inc. (The)	502,082	21,173
Cheniere Energy, Inc.(Æ)	62,511	3,529
CMS Energy Corp.	129,560	3,927			484,242
Connecticut Water Service, Inc.	60,456	1,965
Corrections Corp. of America(ö)	59,429	1,949	Total Common Stocks
Covanta Holding Corp.	221,784	4,092	(cost $1,478,471)		1,689,654
Crown Castle International Corp.(ö)	124,783	9,075	Short-Term Investments - 2.4%
CSX Corp.	511,212	14,426
DCP Midstream Partners, LP(Ñ)	5,061	271	United States - 2.4%
Dominion Resources, Inc.	301,761	21,890	Russell U.S. Cash Management Fund	42,894,313 (∞)	42,894
DTE Energy Co.	26,245	2,051	Total Short-Term Investments
Duke Energy Corp.	126,848	9,449	(cost $42,894)		42,894
Enable Midstream Partners, LP(Æ)	47,747	1,181
Energy Transfer Equity, LP	40,117	1,869	Other Securities - 8.7%
Enterprise Products Partners, LP	10,241	749	Russell U.S. Cash Collateral Fund(×)	151,406,668 (∞)	151,407
Equities Midstream Partners, LP	41,469	3,194	Total Other Securities
Exelon Corp.	639,100	22,388	(cost $151,407)		151,407
FirstEnergy Corp.	260,089	8,778
Genesee & Wyoming, Inc. Class A(Æ)	29,775	2,948	Total Investments 107.7%
Geo Group, Inc. (The)(ö)	22,033	739	(identified cost $1,672,772)		1,883,955

Great Plains Energy, Inc.	78,934	2,118	Other Assets and Liabilities,
ITC Holdings Corp.	389,877	14,414
Kinder Morgan, Inc.	382,284	12,485	Net - (7.7%)		(135,306)

MarkWest Energy Partners, LP	24,958	1,581	Net Assets - 100.0%		1,748,649
MPLX, LP(Ñ)	47,376	2,564
NextEra Energy, Inc.	250,543	25,017
NiSource, Inc.	318,151	11,555
Norfolk Southern Corp.(Ñ)	176,297	16,665
Northeast Utilities	239,204	11,305
OGE Energy Corp.	38,309	1,430
Oiltanking Partners, LP	47,652	3,948
ONE Gas, Inc.	18,142	664
ONEOK, Inc.	109,020	6,892
PG&E Corp.	786,359	35,842
Pinnacle West Capital Corp.	31,917	1,786
Plains All American Pipeline, LP	22,852	1,275
Plains GP Holdings, LP Class A	281,502	7,761
Portland General Electric Co.	114,870	3,845
PPL Corp.	956,474	31,889
Public Service Enterprise Group, Inc.	286,730	11,747
QEP Midstream Partners, LP Class
Limited Partnership	32,033	762
Questar Corp.	188,595	4,579
SBA Communications Corp. Class A(Æ)	59,168	5,311
SemGroup Corp. Class A	113,999	7,282
Sempra Energy	136,304	13,441
SJW Corp.	44,057	1,200

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
CAC 40 Index Futures		68	EUR	3,020	05/14	117
DAX Index Futures		10	EUR	2,404	06/14	89
EURO STOXX 50 Index Futures		60	EUR	1,887	06/14	58
FTSE 100 Index Futures		37	GBP	2,495	06/14	102
Hang Seng Index Futures		23	HKD	25,113	05/14	(21)
IBEX 35 Index Futures		23	EUR	2,392	05/14	84
S&P 500 E-Mini Index Futures		81	USD	7,606	06/14	91
S&P E-Mini Utilities Select Sector Index Futures		262	USD	11,363	06/14	277
S&P TSX 60 Index Futures		35	CAD	5,853	06/14	89
SPI 200 Index Futures		33	AUD	4,512	06/14	47
TOPIX Index Futures		16	JPY	184,880	06/14	(11)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						922

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Australia and New Zealand Banking Group	CHF	134	USD	153	05/02/14	—
Australia and New Zealand Banking Group	EUR	60	USD	82	05/05/14	—
Bank of New York	USD	4,047	CAD	4,516	06/18/14	69
Bank of New York	USD	2,477	EUR	1,784	06/18/14	(3)
Citigroup	USD	279	AUD	300	06/18/14	(1)
Citigroup	USD	272	CAD	300	06/18/14	1
Citigroup	USD	152	EUR	110	05/02/14	—
Citigroup	USD	1,105	EUR	800	06/18/14	5
Citigroup	USD	88	GBP	53	05/01/14	—
Citigroup	USD	432	GBP	257	05/02/14	2
Citigroup	USD	168	GBP	100	06/18/14	1
Citigroup	USD	790	HKD	6,122	05/05/14	—
Citigroup	USD	258	HKD	2,000	06/18/14	—
Citigroup	USD	98	JPY	10,000	06/18/14	—
Citigroup	AUD	300	USD	273	06/18/14	(5)
Citigroup	CAD	627	USD	572	05/05/14	—
Citigroup	CAD	200	USD	179	06/18/14	(3)
Citigroup	EUR	508	USD	705	05/02/14	—
Citigroup	EUR	466	USD	644	05/05/14	(3)
Citigroup	EUR	300	USD	415	06/18/14	(1)
Citigroup	JPY	10,000	USD	98	06/18/14	—
Citigroup	SGD	655	USD	521	05/02/14	(1)
Citigroup	SGD	674	USD	537	05/05/14	(1)
Citigroup	SGD	1,004	USD	800	05/06/14	(1)
Credit Suisse	USD	3,602	AUD	4,050	06/18/14	148
Credit Suisse	USD	477	CAD	526	05/01/14	3
Credit Suisse	USD	459	CAD	503	05/02/14	(1)
Credit Suisse	USD	2,477	EUR	1,784	06/18/14	(2)
Credit Suisse	USD	594	HKD	4,603	05/02/14	—
Credit Suisse	USD	453	JPY	46,310	05/02/14	—
Credit Suisse	JPY	10,902	USD	107	05/07/14	—
Deutsche Bank	USD	1,936	EUR	1,396	05/06/14	1
Deutsche Bank	USD	710	GBP	421	05/06/14	1
HSBC	USD	2,477	EUR	1,784	06/18/14	(3)
Royal Bank of Canada	USD	2,478	EUR	1,784	06/18/14	(3)
Royal Bank of Canada	USD	1,532	HKD	11,888	06/18/14	2
See accompanying notes which are an integral part of the financial statements.
438 Russell Global Infrastructure Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Canada	USD	1,796	JPY	184,280	06/18/14	6
Standard Chartered	USD	2,478	EUR	1,784	06/18/14	(3)
Standard Chartered	USD	3,530	GBP	2,127	06/18/14	59
Standard Chartered	USD	1,532	HKD	11,888	06/18/14	2
State Street	USD	93	AUD	100	06/18/14	(1)
State Street	USD	94	AUD	100	06/18/14	(1)
State Street	USD	179	AUD	200	06/18/14	7
State Street	USD	180	AUD	200	06/18/14	5
State Street	USD	277	AUD	300	06/18/14	1
State Street	USD	279	AUD	300	06/18/14	(1)
State Street	USD	359	AUD	400	06/18/14	11
State Street	USD	370	AUD	400	06/18/14	1
State Street	USD	463	AUD	500	06/18/14	—
State Street	USD	807	AUD	900	06/18/14	26
State Street	USD	891	AUD	1,000	06/18/14	35
State Street	USD	1,401	AUD	1,500	06/18/14	(12)
State Street	USD	91	CAD	100	06/18/14	—
State Street	USD	180	CAD	200	06/18/14	3
State Street	USD	183	CAD	200	06/18/14	—
State Street	USD	266	CAD	300	06/18/14	7
State Street	USD	272	CAD	300	06/18/14	2
State Street	USD	363	CAD	400	06/18/14	2
State Street	USD	365	CAD	400	06/18/14	—
State Street	USD	444	CAD	500	06/18/14	12
State Street	USD	456	CAD	500	06/18/14	—
State Street	USD	899	CAD	1,000	06/18/14	12
State Street	USD	989	CAD	1,100	06/18/14	14
State Street	USD	1,541	CAD	1,700	06/18/14	9
State Street	USD	186	EUR	135	05/05/14	1
State Street	USD	639	EUR	463	05/05/14	3
State Street	USD	519	EUR	375	05/06/14	1
State Street	USD	646	EUR	465	05/06/14	—
State Street	USD	138	EUR	100	06/18/14	1
State Street	USD	277	EUR	200	06/18/14	—
State Street	USD	417	EUR	300	06/18/14	—
State Street	USD	551	EUR	400	06/18/14	4
State Street	USD	556	EUR	400	06/18/14	(1)
State Street	USD	829	EUR	600	06/18/14	4
State Street	USD	1,103	EUR	800	06/18/14	6
State Street	USD	1,106	EUR	800	06/18/14	3
State Street	USD	1,385	EUR	1,000	06/18/14	2
State Street	USD	1,387	EUR	1,000	06/18/14	—
State Street	USD	2,495	EUR	1,800	06/18/14	2
State Street	USD	3,198	EUR	2,300	06/18/14	(8)
State Street	USD	4,282	EUR	3,100	06/18/14	18
State Street	USD	100	GBP	60	06/18/14	2
State Street	USD	165	GBP	100	06/18/14	4
State Street	USD	168	GBP	100	06/18/14	1
State Street	USD	336	GBP	200	06/18/14	2
State Street	USD	336	GBP	200	06/18/14	2
State Street	USD	336	GBP	200	06/18/14	1
State Street	USD	338	GBP	200	06/18/14	—
State Street	USD	413	GBP	250	06/18/14	9
State Street	USD	747	GBP	450	06/18/14	12
State Street	USD	831	GBP	500	06/18/14	13
State Street	USD	1,343	GBP	800	06/18/14	7
State Street	USD	129	HKD	1,000	06/18/14	—

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
State Street	USD	129	HKD	1,000	06/18/14	—
State Street	USD	129	HKD	1,000	06/18/14	—
State Street	USD	129	HKD	1,000	06/18/14	—
State Street	USD	258	HKD	2,000	06/18/14	—
State Street	USD	258	HKD	2,000	06/18/14	—
State Street	USD	258	HKD	2,000	06/18/14	—
State Street	USD	387	HKD	3,000	06/18/14	—
State Street	USD	387	HKD	3,000	06/18/14	—
State Street	USD	644	HKD	5,000	06/18/14	1
State Street	USD	773	HKD	6,000	06/18/14	1
State Street	USD	1,032	HKD	8,000	06/18/14	—
State Street	USD	97	JPY	10,000	06/18/14	—
State Street	USD	98	JPY	10,000	06/18/14	—
State Street	USD	98	JPY	10,000	06/18/14	—
State Street	USD	98	JPY	10,000	06/18/14	(1)
State Street	USD	146	JPY	15,000	06/18/14	—
State Street	USD	148	JPY	15,000	06/18/14	(1)
State Street	USD	175	JPY	18,000	06/18/14	1
State Street	USD	195	JPY	20,000	06/18/14	1
State Street	USD	196	JPY	20,000	06/18/14	—
State Street	USD	296	JPY	30,000	06/18/14	(3)
State Street	USD	340	JPY	35,000	06/18/14	2
State Street	USD	636	JPY	65,000	06/18/14	—
State Street	AUD	51	USD	48	05/01/14	—
State Street	AUD	1,001	USD	928	05/01/14	(2)
State Street	AUD	94	USD	87	05/05/14	—
State Street	AUD	100	USD	90	06/18/14	(2)
State Street	AUD	100	USD	93	06/18/14	—
State Street	AUD	100	USD	92	06/18/14	—
State Street	AUD	100	USD	92	06/18/14	—
State Street	AUD	200	USD	181	06/18/14	(4)
State Street	AUD	200	USD	184	06/18/14	(1)
State Street	AUD	300	USD	279	06/18/14	2
State Street	AUD	400	USD	363	06/18/14	(7)
State Street	AUD	400	USD	368	06/18/14	(3)
State Street	AUD	500	USD	466	06/18/14	3
State Street	AUD	900	USD	829	06/18/14	(4)
State Street	AUD	1,900	USD	1,782	06/18/14	23
State Street	BRL	8	USD	4	05/02/14	—
State Street	BRL	52	USD	23	05/02/14	—
State Street	BRL	1,936	USD	867	05/02/14	(1)
State Street	CAD	1	USD	1	05/01/14	—
State Street	CAD	100	USD	91	06/18/14	(1)
State Street	CAD	100	USD	91	06/18/14	(1)
State Street	CAD	200	USD	180	06/18/14	(2)
State Street	CAD	200	USD	179	06/18/14	(3)
State Street	CAD	200	USD	181	06/18/14	(1)
State Street	CAD	200	USD	183	06/18/14	1
State Street	CAD	250	USD	229	06/18/14	1
State Street	CAD	300	USD	271	06/18/14	(2)
State Street	CAD	300	USD	272	06/18/14	(2)
State Street	CAD	500	USD	452	06/18/14	(3)
State Street	CAD	600	USD	535	06/18/14	(12)
State Street	CAD	1,000	USD	905	06/18/14	(7)
State Street	CAD	2,100	USD	1,913	06/18/14	(1)
State Street	CHF	23	USD	27	05/02/14	—
State Street	CHF	22	USD	25	05/06/14	—

See accompanying notes which are an integral part of the financial statements.
440 Russell Global Infrastructure Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	EUR	3	USD	4	05/02/14	—
State Street	EUR	88	USD	121	05/02/14	(1)
State Street	EUR	207	USD	286	05/02/14	(1)
State Street	EUR	2,345	USD	3,248	05/02/14	(6)
State Street	EUR	33	USD	45	05/05/14	—
State Street	EUR	540	USD	749	05/06/14	(1)
State Street	EUR	150	USD	207	06/18/14	(1)
State Street	EUR	200	USD	276	06/18/14	(1)
State Street	EUR	300	USD	415	06/18/14	(1)
State Street	EUR	400	USD	557	06/18/14	2
State Street	EUR	700	USD	975	06/18/14	4
State Street	EUR	800	USD	1,101	06/18/14	(9)
State Street	EUR	800	USD	1,104	06/18/14	(6)
State Street	EUR	900	USD	1,245	06/18/14	(3)
State Street	EUR	1,000	USD	1,380	06/18/14	(7)
State Street	EUR	1,000	USD	1,380	06/18/14	(8)
State Street	EUR	2,000	USD	2,748	06/18/14	(27)
State Street	EUR	3,700	USD	5,113	06/18/14	(20)
State Street	GBP	100	USD	166	06/18/14	(3)
State Street	GBP	100	USD	166	06/18/14	(3)
State Street	GBP	100	USD	166	06/18/14	(3)
State Street	GBP	100	USD	168	06/18/14	(1)
State Street	GBP	100	USD	168	06/18/14	(1)
State Street	GBP	100	USD	168	06/18/14	(1)
State Street	GBP	200	USD	332	06/18/14	(5)
State Street	GBP	200	USD	336	06/18/14	(1)
State Street	GBP	200	USD	335	06/18/14	(3)
State Street	GBP	300	USD	495	06/18/14	(12)
State Street	GBP	500	USD	830	06/18/14	(14)
State Street	GBP	850	USD	1,421	06/18/14	(14)
State Street	HKD	1,000	USD	129	06/18/14	—
State Street	HKD	1,000	USD	129	06/18/14	—
State Street	HKD	2,000	USD	258	06/18/14	—
State Street	HKD	2,000	USD	258	06/18/14	—
State Street	HKD	2,000	USD	258	06/18/14	—
State Street	HKD	2,500	USD	322	06/18/14	—
State Street	HKD	3,000	USD	387	06/18/14	—
State Street	HKD	3,000	USD	387	06/18/14	—
State Street	HKD	6,000	USD	774	06/18/14	—
State Street	HKD	10,200	USD	1,316	06/18/14	—
State Street	JPY	507	USD	5	05/01/14	—
State Street	JPY	1,001	USD	10	05/07/14	—
State Street	JPY	10,000	USD	98	06/18/14	1
State Street	JPY	10,000	USD	98	06/18/14	1
State Street	JPY	10,000	USD	96	06/18/14	(1)
State Street	JPY	10,000	USD	98	06/18/14	—
State Street	JPY	15,000	USD	147	06/18/14	—
State Street	JPY	20,000	USD	193	06/18/14	(3)
State Street	JPY	25,000	USD	244	06/18/14	(1)
State Street	JPY	40,000	USD	392	06/18/14	—
State Street	JPY	80,000	USD	786	06/18/14	3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						315

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 441

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Common Stocks
Australia	$ 142,466	$—		$—	$ 142,466	8.1
Austria	6,858	—		—	6,858	0.4
Belgium	2,652	—		—	2,652	0.2
Brazil	21,741	—		—	21,741	1.2
Canada	143,443	—		—	143,443	8.2
Chile	6,227	—		—	6,227	0.4
China	20,088	—		—	20,088	1.1
Denmark	1,251	—		—	1,251	0.1
France	177,289	—		—	177,289	10.1
Germany	56,657	—		—	56,657	3.2
Hong Kong	65,684	—		—	65,684	3.8
India	5,077	—		—	5,077	0.3
Indonesia	4,992	—		—	4,992	0.3
Italy	142,816	—		—	142,816	8.2
Japan	69,387	—		—	69,387	4.0
Luxembourg	15,516	—		—	15,516	0.9
Malaysia	2,639	—		—	2,639	0.1
Mexico	21,525	—		—	21,525	1.2
Netherlands	22,930	—		—	22,930	1.3
New Zealand	16,256	—		—	16,256	0.9
Norway	597	—		—	597	— *
Philippines	10,847	—		—	10,847	0.6
Poland	1,021	—		—	1,021	0.1
Portugal	1,644	—		—	1,644	0.1
Singapore	24,728	—		—	24,728	1.4
South Korea	1,169	—		—	1,169	0.1
Spain	47,239	—		—	47,239	2.7
Switzerland	44,030	—		—	44,030	2.5
United Kingdom	128,643	—		—	128,643	7.4
United States	484,242	—		—	484,242	27.7
Short-Term Investments	—	42,894		—	42,894	2.4
Other Securities	—	151,407		—	151,407	8.7
Total Investments	1,689,654	194,301		—	1,883,955	107.7
Other Assets and Liabilities, Net						(7.7)
						100.0

Other Financial Instruments
Futures Contracts	922	—		—	922	0.1
Foreign Currency Exchange Contracts	(8)	323		—	315	—*
Total Other Financial Instruments**	$ 914	$323		$—	$ 1,237

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

442 Russell Global Infrastructure Fund

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Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$592
Variation margin on futures contracts*	954	—
Total	$954	$592

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$32	$—
Unrealized depreciation on foreign currency exchange contracts	—	277
Total	$32	$277

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$4,327	$—
Foreign currency-related transactions**	—	421
Total	$4,327	$421

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$86	$—
Foreign currency-related transactions***	—	(315)
Total	$86	$(315)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 443

Russell Investment Company Russell Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$143,953	$—	$143,953
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	592	—	592
Futures Contracts	Variation margin on futures contracts	82	—	82
Total		$144,627	$—	$144,627

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of New York	$69	$3	$—	$66
Barclays	25,996	—	25,996	—
Citigroup	2,115	7	2,106	2
Credit Suisse	20,231	2	20,079	150
Deutsche Bank	603	—	602	1
Goldman Sachs	1,307	—	1,307	—
JPMorgan Chase	4,564	—	4,564	—
Merrill Lynch	12,533	—	12,533	—
Morgan Stanley	61,013	—	60,931	82
Royal Bank of Canada	8	3	—	5
Standard Chartered	61	3	—	58
State Street	291	233	—	58
UBS	15,836	—	15,836	—
Total	$144,627	$251	$143,954	$422

444 Russell Global Infrastructure Fund

Russell Investment Company Russell Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$96	$—	$96
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	277	—	277
Total		$373	$—	$373

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of New York	$3	$3	$—	$—
Citigroup	17	7	—	10
Credit Suisse	3	2	—	1
HSBC	3	—	—	3
Morgan Stanley	96	—	96	—
Royal Bank of Canada	3	3	—	—
Standard Chartered	3	3	—	—
State Street	245	233	—	12
Total	$373	$251	$96	$26

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Global Infrastructure Fund 445

Russell Investment Company

Russell Global Infrastructure Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,672,772
Investments, at fair value(*)(>)	1,883,955
Cash (restricted)(a)	2,440
Foreign currency holdings(^)	5,560
Unrealized appreciation on foreign currency exchange contracts	592
Receivables:
Dividends and interest	3,769
Dividends from affiliated Russell funds	1
Investments sold	23,193
Fund shares sold	2,822
Foreign capital gains taxes recoverable	352
Variation margin on futures contracts	82
Prepaid expenses	1
Total assets	1,922,767

Liabilities
Payables:
Investments purchased	19,275
Fund shares redeemed	1,221
Accrued fees to affiliates	1,607
Other accrued expenses	183
Variation margin on futures contracts	96
Deferred capital gains tax liability	52
Unrealized depreciation on foreign currency exchange contracts	277
Payable upon return of securities loaned	151,407
Total liabilities	174,118

Net Assets	$1,748,649

See accompanying notes which are an integral part of the financial statements.

446 Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,198
Accumulated net realized gain (loss)	50,001
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	211,131
Futures contracts	922
Foreign currency-related transactions	346
Shares of beneficial interest	1,372
Additional paid-in capital	1,479,679
Net Assets	$1,748,649
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.73
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.51
Class A — Net assets	$8,646,673
Class A — Shares outstanding ($.01 par value)	679,494
Net asset value per share: Class C(#)	$12.70
Class C — Net assets	$7,788,738
Class C — Shares outstanding ($.01 par value)	613,473
Net asset value per share: Class E(#)	$12.73
Class E — Net assets	$35,094,691
Class E — Shares outstanding ($.01 par value)	2,757,396
Net asset value per share: Class S(#)	$12.74
Class S — Net assets	$ 1,189,290,368
Class S — Shares outstanding ($.01 par value)	93,338,502
Net asset value per share: Class Y(#)	$12.74
Class Y — Net assets	$507,828,294
Class Y — Shares outstanding ($.01 par value)	39,847,812
Amounts in thousands
(^) Foreign currency holdings - cost	$5,551
(*) Securities on loan included in investments	$143,953
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$194,301
(a) Cash Collateral for Futures	$2,440
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 447

Russell Investment Company

Russell Global Infrastructure Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$24,943
Dividends from affiliated Russell funds	22
Interest	2
Securities lending income	428
Less foreign taxes withheld	(2,161)
Total investment income	23,234

Expenses
Advisory fees	9,279
Administrative fees	354
Custodian fees	229
Distribution fees - Class A	10
Distribution fees - Class C	24
Transfer agent fees - Class A	8
Transfer agent fees - Class C	7
Transfer agent fees - Class E	28
Transfer agent fees - Class S	971
Transfer agent fees - Class Y	10
Professional fees	42
Registration fees	50
Shareholder servicing fees - Class C	8
Shareholder servicing fees - Class E	35
Trustees’ fees	14
Printing fees	94
Miscellaneous	12
Expenses before reductions	11,175
Expense reductions	(2,403)
Net expenses	8,772
Net investment income (loss)	14,462

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	61,892
Futures contracts	4,327
Foreign currency-related transactions	299
Net realized gain (loss)	66,518
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	76,058
Futures contracts	86
Foreign currency-related transactions	(298)
Net change in unrealized appreciation (depreciation)	75,846
Net realized and unrealized gain (loss)	142,364
Net Increase (Decrease) in Net Assets from Operations	$156,826

See accompanying notes which are an integral part of the financial statements.

448 Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,462	$23,202
Net realized gain (loss)	66,518	65,413
Net change in unrealized appreciation (depreciation)	75,846	64,677
Net increase (decrease) in net assets from operations	156,826	153,292

Distributions
From net investment income
Class A	(58)	(132)
Class C	(25)	(72)
Class E	(187)	(406)
Class S	(7,574)	(14,911)
Class Y	(4,269)	(9,415)
From net realized gain
Class A	(389)	(110)
Class C	(314)	(107)
Class E	(1,138)	(431)
Class S	(39,513)	(13,203)
Class Y	(22,036)	(7,223)
Net decrease in net assets from distributions	(75,503)	(46,010)

Share Transactions*
Net increase (decrease) in net assets from share transactions	448,792	222,815
Total Net Increase (Decrease) in Net Assets	530,115	330,097

Net Assets
Beginning of period	1,218,534	888,437
End of period	$1,748,649	$1,218,534
Undistributed (overdistributed) net investment income included in net assets	$5,198	$2,849

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 449

Russell Investment Company Russell Global Infrastructure Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	112	$1,374	253	$2,930
Proceeds from reinvestment of distributions	38	438	21	233
Payments for shares redeemed	(84)	(1,013)	(92)	(1,050)
Net increase (decrease)	66	799	182	2,113
Class C
Proceeds from shares sold	155	1,885	158	1,838
Proceeds from reinvestment of distributions	29	337	16	176
Payments for shares redeemed	(50)	(608)	(99)	(1,143)
Net increase (decrease)	134	1,614	75	871
Class E
Proceeds from shares sold	1,021	12,062	385	4,445
Proceeds from reinvestment of distributions	106	1,234	70	779
Payments for shares redeemed	(143)	(1,742)	(332)	(3,831)
Net increase (decrease)	984	11,554	123	1,393
Class S
Proceeds from shares sold	36,927	437,460	19,337	223,515
Proceeds from reinvestment of distributions	3,914	45,649	2,469	27,484
Payments for shares redeemed	(8,736)	(106,398)	(9,883)	(113,958)
Net increase (decrease)	32,105	376,711	11,923	137,041
Class Y
Proceeds from shares sold	7,895	92,816	10,329	120,220
Proceeds from reinvestment of distributions	2,256	26,305	1,493	16,638
Payments for shares redeemed	(4,988)	(61,007)	(4,740)	(55,461)
Net increase (decrease)	5,163	58,114	7,082	81,397
Total increase (decrease)	38,452	$448,792	19,385	$222,815

See accompanying notes which are an integral part of the financial statements.

450 Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Financial Highlights — For the Periods Ended
8

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	12.32	.10	1.04	1.14	(.09)	(.64)
October 31, 2013	11.18	.23	1.41	1.64	(.24)	(.26)
October 31, 2012	10.11	.25	1.07	1.32	(.25)	—(f)
October 31, 2011	10.42	.25	(.22)	.03	(.26)	(.08)
October 31, 2010(3)	10.00	—(f)	.42	.42	—	—

Class C
April 30, 2014*	12.30	.06	1.03	1.09	(.05)	(.64)
October 31, 2013	11.16	.15	1.41	1.56	(.16)	(.26)
October 31, 2012	10.09	.17	1.06	1.23	(.16)	—(f)
October 31, 2011	10.42	.17	(.22)	(.05)	(.20)	(.08)
October 31, 2010(3)	10.00	(.01)	.43	.42	—	—

Class E
April 30, 2014*	12.32	.10	1.04	1.14	(.09)	(.64)
October 31, 2013	11.18	.23	1.41	1.64	(.24)	(.26)
October 31, 2012	10.12	.24	1.07	1.31	(.25)	—(f)
October 31, 2011	10.42	.28	(.24)	.04	(.26)	(.08)
October 31, 2010(3)	10.00	—(f)	.42	.42	—	—

Class S
April 30, 2014*	12.33	.11	1.05	1.16	(.11)	(.64)
October 31, 2013	11.19	.26	1.41	1.67	(.27)	(.26)
October 31, 2012	10.13	.27	1.07	1.34	(.28)	—(f)
October 31, 2011	10.42	.26	(.19)	.07	(.28)	(.08)
October 31, 2010(3)	10.00	—(f)	.42	.42	—	—

Class Y
April 30, 2014*	12.34	.13	1.03	1.16	(.12)	(.64)
October 31, 2013	11.19	.27	1.43	1.70	(.29)	(.26)
October 31, 2012	10.13	.29	1.07	1.36	(.30)	—(f)
October 31, 2011	10.42	.27	(.19)	.08	(.29)	(.08)
October 31, 2010(3)	10.00	—(f)	.42	.42	—	—

See accompanying notes which are an integral part of the financial statements.

451 Russell Global Infrastructure Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.73)	12.73	9.83	8,647	1.81	1.48	1.72	70
(.50)	12.32	15.24	7,556	1.82	1.49	2.02	127
(.25)	11.18	13.07	4,819	1.83	1.47	2.35	125
(.34)	10.11	.39	4,312	1.87	1.50	2.43	145
—	10.42	4.20	330	2.05	1.69	(.50)	8

(.69)	12.70	9.37	7,789	2.56	2.23	.97	70
(.42)	12.30	14.41	5,900	2.58	2.24	1.26	127
(.16)	11.16	12.32	4,514	2.58	2.22	1.62	125
(.28)	10.09	(.48)	4,338	2.62	2.25	1.62	145
—	10.42	4.20	760	2.80	2.44	(1.27)	8

(.73)	12.73	9.83	35,095	1.81	1.48	1.66	70
(.50)	12.32	15.23	21,848	1.83	1.49	1.99	127
(.25)	11.18	13.08	18,444	1.83	1.47	2.32	125
(.34)	10.12	.38	14,990	1.86	1.50	2.69	145
—	10.42	4.20	1,015	2.05	1.69	(.16)	8

(.75)	12.74	9.86	1,189,290	1.56	1.23	1.89	70
(.53)	12.33	15.59	755,311	1.57	1.24	2.24	127
(.28)	11.19	13.38	551,759	1.58	1.22	2.60	125
(.36)	10.13	.65	460,800	1.61	1.25	2.50	145
—	10.42	4.20	254,350	1.80	1.44	.07	8

(.76)	12.74	9.95	507,828	1.36	1.05	2.09	70
(.55)	12.34	15.79	427,919	1.37	1.06	2.33	127
(.30)	11.19	13.58	308,901	1.39	1.06	2.79	125
(.37)	10.13	.79	340,308	1.43	1.09	2.55	145
—	10.42	4.20	368,468	1.63	1.29	(.17)	8

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 452

Russell Investment Company

Russell Global Real Estate Securities Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,033.40	$1,018.05
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$6.86	$6.80

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,029.40	$1,014.33

Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$10.62	$10.54
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.11%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2013	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2014	$1,033.40	$1,018.05
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$6.86	$6.80
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Global Real Estate Securities Fund 453

Russell Investment Company

Russell Global Real Estate Securities Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,034.60	$1,019.29
Expenses Paid During Period*	$5.60	$5.56

* Expenses are equal to the Fund's annualized expense ratio of 1.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,035.60	$1,020.28
Expenses Paid During Period*	$4.59	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

454 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 97.6%			Unibail-Rodamco SE(ö)	131,028	35,347
Australia - 6.5%					58,852

Australand Property Group(ö)	655,908	2,608	Germany - 1.8%
BGP Holdings PLC(Å)(Æ)	4,619,419	—
CFS Retail Property Trust Group(ö)	3,374,747	6,302	Alstria Office REIT-AG(ö)	199,077	2,747
Dexus Property Group(ö)	16,585,227	17,488	Deutsche Annington Immobilien SE(Æ)	61,448	1,773
Federation Centres, Ltd.(ö)	5,420,570	12,539	Deutsche Euroshop AG	55,433	2,668
Goodman Group(ö)	3,846,945	17,798	Deutsche Wohnen AG	553,626	11,863
Mirvac Group(ö)	5,681,052	9,236	Deutsche Wohnen AG(Æ)	280,611	5,879
Stockland(ö)	2,249,474	8,129	LEG Immobilien AG	113,532	7,573
Westfield Group(ö)	2,970,905	30,222			32,503
Westfield Retail Trust(ö)	3,644,954	10,802
		115,124	Hong Kong - 9.2%
			Champion REIT(Æ)(ö)	1,680,000	791
Austria - 0.1%			Cheung Kong Holdings, Ltd.	157,300	2,678
CA Immobilien Anlagen AG(Æ)	35,069	668	China Overseas Land & Investment, Ltd.	3,880,003	9,519
Conwert Immobilien Invest SE(Ñ)	123,233	1,775	Franshion Properties China, Ltd.	3,287,000	1,034
		2,443	Hang Lung Properties, Ltd. - ADR	1,551,000	4,611
			Henderson Land Development Co., Ltd.	766,775	4,569
			Hongkong Land Holdings, Ltd.	3,367,772	23,574
Belgium - 0.0%			Hysan Development Co., Ltd.	1,261,436	5,394
Cofinimmo(ö)	1,871	229	Kerry Logistics Network, Ltd.(Æ)	62,750	92
			Kerry Properties, Ltd.	46,000	151
Brazil - 0.2%			Link REIT (The)(ö)	4,608,042	22,913
Multiplan Empreendimentos			New World Development Co., Ltd.	13,398,519	13,825
Imobiliarios SA(Æ)	144,439	3,192	Orient-Express Hotels, Ltd. Class A(Æ)	373,234	4,889
			Shimao Property Holdings, Ltd.	4,923,833	9,717
Canada - 2.1%			Sino Land Co., Ltd.	164,000	245
			Sun Hung Kai Properties	207,989	140
Allied Properties Real Estate Investment			Sun Hung Kai Properties, Ltd.	2,823,039	35,557
Trust(Ñ)(ö)	344,639	10,757	Swire Properties, Ltd.	2,788,200	8,379
Boardwalk Real Estate Investment			Wharf Holdings, Ltd.	2,282,424	15,971
Trust(ö)	132,300	7,457
Calloway Real Estate Investment					164,049
Trust(Ñ)(ö)	31,100	760
Canadian Real Estate Investment			Japan - 11.4%
Trust(Ñ)(ö)	108,700	4,481	Activia Properties, Inc.(ö)	899	7,536
Chartwell Retirement Residences(Ñ)(ö)	195,578	1,861	Advance Residence Investment Corp.(ö)	571	1,292
Dundee Real Estate Investment Trust			Aeon Mall Co., Ltd.	176,000	4,190
Class A(Ñ)(ö)	112,100	2,954	AEON REIT Investment Corp.(ö)	1,022	1,299
First Capital Realty, Inc. Class A(Ñ)	83,200	1,363	Frontier Real Estate Investment Corp.(ö)	507	2,628
H&R Real Estate Investment Trust(ö)	220,300	4,639	Hulic Co., Ltd.	634,200	7,624
RioCan Real Estate Investment Trust(Ñ)			Hulic Reit, Inc.(Ñ)(ö)	1,692	2,362
(ö)	152,600	3,791	Industrial & Infrastructure Fund
		38,063	Investment Corp.(Ñ)(ö)	293	2,453
			Japan Excellent, Inc.(ö)	1,513	2,007
Finland - 0.1%			Japan Logistics Fund, Inc.(ö)	1,818	4,097
			Japan Prime Realty Investment Corp.
Citycon OYJ	372,167	1,394	Class A(ö)	2,158	7,588
Sponda OYJ	188,391	970	Japan Real Estate Investment Corp.(ö)	1,521	8,049
		2,364	Japan Retail Fund Investment Corp.
			Class A(ö)	4,413	8,866
France - 3.3%			Kenedix Office Investment Corp. Class
Fonciere Des Regions(ö)	4,907	498	A(ö)	1,239	6,181
Gecina SA(Ñ)(ö)	49,283	6,636	Mitsubishi Estate Co., Ltd.	1,327,008	30,036
Icad, Inc.(Ñ)(ö)	6,420	655	Mitsui Fudosan Co., Ltd.	1,838,350	54,322
Klepierre - GDR(ö)	275,573	12,634	Mori Hills REIT Investment Corp. Class
Mercialys SA(ö)	134,005	3,082	A(ö)	3,335	4,450
			Nippon Building Fund, Inc.(ö)	1,352	7,485

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 455

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nippon Prologis REIT, Inc.(ö)	2,136	4,517	Hemfosa Fastigheter AB(Æ)	245,508	4,040
Orix JREIT, Inc.(ö)	1,605	2,041	Hufvudstaden AB Class A	67,516	986
Sumitomo Realty & Development Co.,			Wihlborgs Fastigheter AB(Æ)(Ñ)	56,500	1,086
Ltd.	752,000	29,128			18,889
Tokyo Tatemono Co., Ltd.	489,000	3,893
United Urban Investment Corp. Class			Switzerland - 0.3%
A(ö)	1,050	1,582
			PSP Swiss Property AG(Æ)	48,438	4,651
		203,626	Swiss Prime Site AG Class A(Æ)	5,407	454

Luxembourg - 0.2%					5,105

Gagfah SA(Æ)	233,899	3,693	United Kingdom - 7.2%
			Big Yellow Group PLC(ö)	695,956	6,040
Netherlands - 0.8%			British Land Co. PLC(ö)	649,254	7,569
Corio NV(ö)	127,822	5,982	Capital & Counties Properties PLC	359,994	2,028
Eurocommercial Properties NV	34,727	1,594	Derwent London PLC(ö)	293,362	13,473
Nieuwe Steen Investments NV(ö)	1,074,410	6,505	Great Portland Estates PLC(ö)	924,816	9,790
Wereldhave NV(Æ)(Ñ)(ö)	10,649	895	Green REIT PLC(Æ)	142,523	237
		14,976	Hammerson PLC(ö)	3,106,663	29,924
			Intu Properties PLC Class H(ö)	336,781	1,660
Norway - 0.3%			Land Securities Group PLC(ö)	2,226,632	39,925
Norwegian Property ASA(Æ)	4,381,874	5,566	Londonmetric Property PLC(ö)	1,654,976	3,864
			Quintain Estates & Development
			PLC(Æ)	1,606,186	2,753
Singapore - 4.4%			Safestore Holdings PLC(ö)	166,368	647
Ascendas Real Estate Investment			Segro PLC(ö)	428,151	2,529
Trust(Æ)(ö)	2,634,000	4,811	Shaftesbury PLC(ö)	205,097	2,291
CapitaCommercial Trust(Æ)(ö)	5,448,000	6,953	ST Modwen Properties PLC	100,994	633
CapitaLand, Ltd.	8,219,800	20,981	Unite Group PLC	641,160	4,574
CapitaMall Trust Class A(Æ)(ö)	1,876,000	2,985	Workspace Group PLC(ö)	72,722	705
CapitaMalls Asia, Ltd.	3,175,000	5,597			128,642
CDL Hospitality Trusts(Æ)(ö)	1,305,000	1,868

City Developments, Ltd.	332,000	2,868	United States - 48.2%
Fortune Real Estate Investment Trust(Æ)
(ö)	145,000	114	Acadia Realty Trust(ö)	115,600	3,136
Global Logistic Properties, Ltd.	6,204,000	14,103	Alexander & Baldwin, Inc.	52,500	1,959
Keppel Land, Ltd.	1,492,654	4,119	Alexandria Real Estate Equities, Inc.(ö)	70,503	5,204
Keppel REIT Management, Ltd.(ö)	745,000	719	American Assets Trust, Inc.(ö)	240,777	8,174
Mapletree Commercial Trust(Æ)(ö)	2,528,178	2,551	American Campus Communities, Inc.(ö)	61,874	2,364
Mapletree Greater China Commercial			American Homes 4 Rent Class A(ö)	111,282	1,786
Trust(Æ)(ö)	2,556,800	1,723	American Realty Capital Properties,
Mapletree Industrial Trust(Æ)(ö)	883,000	1,014	Inc.(ö)	406,234	5,318
Mapletree Logistics Trust(Æ)(ö)	907,000	796	Apartment Investment & Management
Perennial China Retail Trust(Æ)(Ñ)	3,239,000	1,434	Co. Class A(ö)	272,741	8,409
Suntec Real Estate Investment Trust(ö)	2,046,000	2,799	Armada Hoffler Properties, Inc.(ö)	70,000	678
UOL Group, Ltd.(Æ)	448,000	2,294	AvalonBay Communities, Inc.(ö)	252,821	34,523
Wing Tai Holdings, Ltd.	21,000	34	Aviv REIT, Inc.(ö)	258,191	6,814
Yanlord Land Group, Ltd.	58,000	53	BioMed Realty Trust, Inc.(ö)	218,700	4,571
		77,816	Boston Properties, Inc.(ö)	273,644	32,055
			Brixmor Property Group, Inc.(Ñ)(ö)	125,952	2,766
			Brookdale Senior Living, Inc. Class
Spain - 0.4%			A(Æ)	75,229	2,395
Hispania Activos Inmobiliarios SAU(Æ)	188,495	2,652	Camden Property Trust(ö)	83,478	5,717
Lar Espana Real Estate Socimi SA(Æ)(ö)	306,957	4,386	Corporate Office Properties Trust(ö)	266,111	7,118
		7,038	Cousins Properties, Inc.(ö)	429,723	4,998
			CubeSmart Class A(ö)	295,299	5,492
Sweden - 1.1%			DDR Corp.(ö)	1,208,958	20,758
Castellum AB	443,795	7,549	Digital Realty Trust, Inc.(Ñ)(ö)	150,628	8,044
Fabege AB	357,179	5,007	Douglas Emmett, Inc.(ö)	409,092	11,291
Fastighets AB Balder Class B(Æ)	17,273	221	DuPont Fabros Technology, Inc.(Ñ)(ö)	189,031	4,580

See accompanying notes which are an integral part of the financial statements.
456 Russell Global Real Estate Securities Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
EastGroup Properties, Inc.(ö)	72,175	4,565	Vornado Realty Trust(ö)	146,620	15,043
Empire State Realty Trust, Inc. Class					857,921
A(ö)	674,839	10,325
EPR Properties(ö)	97,640	5,234	Total Common Stocks
Equity Lifestyle Properties, Inc. Class			(cost $1,353,003)		1,740,091
A(ö)	81,546	3,414
Equity Residential(ö)	547,918	32,568	Short-Term Investments - 2.0%
Essex Property Trust, Inc.(Ñ)(ö)	71,342	12,361	United States - 2.0%
Extra Space Storage, Inc.(ö)	332,987	17,425	Russell U.S. Cash Management Fund	35,195,800 (∞)	35,196
Federal Realty Investment Trust(ö)	136,573	16,053
FelCor Lodging Trust, Inc.(ö)	22,133	204	Total Short-Term Investments
First Industrial Realty Trust, Inc.(ö)	238,411	4,380	(cost $35,196)		35,196
First Potomac Realty Trust(ö)	92,183	1,201	Other Securities - 4.0%
Forest City Enterprises, Inc. Class A(Æ)	685,089	12,955	Russell U.S. Cash Collateral Fund(×)	70,430,719 (∞)	70,431
General Growth Properties, Inc.(ö)	720,421	16,548
Glimcher Realty Trust(ö)	273,465	2,787	Total Other Securities
HCP, Inc.(ö)	279,939	11,718	(cost $70,431)		70,431
Health Care, Inc.(ö)	415,486	26,213	Total Investments 103.6%
Healthcare Trust of America, Inc. Class			(identified cost $1,458,630)		1,845,718
A(ö)	448,582	5,244
Hersha Hospitality Trust Class A(ö)	17,300	101	Other Assets and Liabilities,
Hilton Worldwide Holdings, Inc.(Æ)	114,000	2,489	Net - (3.6%)		(63,624)
Home Properties, Inc.(ö)	76,224	4,695
Host Hotels & Resorts, Inc.(ö)	1,402,078	30,075	Net Assets - 100.0%		1,782,094
Hudson Pacific Properties, Inc.(ö)	221,900	5,226
Inland Real Estate Corp.(ö)	14,601	153
Kilroy Realty Corp.(ö)	259,104	15,435
Kimco Realty Corp.(ö)	546,428	12,524
La Quinta Holdings, Inc.(Æ)	123,975	2,082
LaSalle Hotel Properties(ö)	179,306	5,931
Liberty Property Trust(ö)	259,523	9,732
Macerich Co. (The)(ö)	70,733	4,591
Mid-America Apartment Communities,
Inc.(ö)	116,800	8,135
National Health Investors, Inc.(ö)	82,500	5,089
National Retail Properties, Inc.(Ñ)(ö)	278,862	9,518
Omega Healthcare Investors, Inc.(Ñ)(ö)	175,668	6,110
Parkway Properties, Inc.(ö)	302,388	5,703
Pebblebrook Hotel Trust(ö)	1,245	43
Piedmont Office Realty Trust, Inc. Class
A(Ñ)(ö)	461,380	8,125
Prologis, Inc.(ö)	1,196,728	48,623
PS Business Parks, Inc.(ö)	50,766	4,354
Public Storage(ö)	258,695	45,403
Ramco-Gershenson Properties Trust(ö)	71,500	1,178
Realty Income Corp.(Ñ)(ö)	141,566	6,151
Regency Centers Corp.(ö)	312,512	16,385
Retail Opportunity Investments Corp.(ö)	470,473	7,358
Rexford Industrial Realty, Inc.(ö)	34,500	491
RLJ Lodging Trust(ö)	390,552	10,416
Senior Housing Properties Trust(ö)	5,800	136
Simon Property Group, Inc.(ö)	645,529	111,806
SL Green Realty Corp.(ö)	283,692	29,705
Sovran Self Storage, Inc.(ö)	78,216	5,937
Strategic Hotels & Resorts, Inc.(Æ)(ö)	643,204	6,940
Sunstone Hotel Investors, Inc.(ö)	375,732	5,377
Taubman Centers, Inc.(ö)	64,600	4,705
UDR, Inc.(ö)	474,022	12,258
Ventas, Inc.(ö)	280,766	18,553

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)	(000)
Securities	Date	or Shares		$	$	$
0.0%
BGP Holdings PLC	08/06/09	AUD	4,619,419	—	—	—
						—
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
Dow Jones US Real Estate Index Futures		130	USD	3,523	06/14	119
FTSE/EPRA Index Futures		305	EUR	5,170	06/14	210
Hang Seng Index Futures		23	HKD	25,113	05/14	(20)
MSCI Singapore Index Futures		27	SGD	1,989	05/14	15
S&P Midcap 400 E-Mini Index Futures		20	USD	2,706	06/14	50
S&P TSX 60 Index Futures		10	CAD	1,672	06/14	45
SPI 200 Index Futures		21	AUD	2,871	06/14	52
TOPIX Index Futures		44	JPY	508,420	06/14	(148)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						323

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Bank of New York	USD	1,438	CAD	1,605	06/18/14	24
Brown Brothers Harriman	USD	740	AUD	798	05/05/14	1
Brown Brothers Harriman	USD	1,414	AUD	1,524	05/05/14	3
Brown Brothers Harriman	USD	73	CAD	80	05/02/14	—
Brown Brothers Harriman	USD	336	SGD	422	05/06/14	—
Brown Brothers Harriman	AUD	580	USD	538	05/05/14	(1)
Brown Brothers Harriman	AUD	912	USD	846	05/05/14	(1)
Brown Brothers Harriman	CAD	248	USD	226	05/02/14	—
Brown Brothers Harriman	CAD	430	USD	392	05/02/14	(1)
Citigroup	USD	91	AUD	100	06/18/14	2
Citigroup	USD	415	EUR	300	06/18/14	1
Citigroup	USD	489	JPY	50,000	06/18/14	—
Citigroup	AUD	100	USD	93	06/18/14	—
Citigroup	CAD	100	USD	91	06/18/14	—
Citigroup	JPY	40,000	USD	391	06/18/14	(1)
Citigroup	SGD	200	USD	160	06/18/14	—
Commonwealth Bank of Australia	USD	109	AUD	118	05/02/14	—
Commonwealth Bank of Australia	USD	755	AUD	814	05/02/14	1
Commonwealth Bank of Australia	USD	974	AUD	1,051	05/02/14	1
Commonwealth Bank of Australia	USD	107	HKD	830	05/02/14	—
Commonwealth Bank of Australia	AUD	46	USD	42	05/02/14	—
Commonwealth Bank of Australia	AUD	112	USD	103	05/02/14	—
Commonwealth Bank of Australia	AUD	832	USD	772	05/02/14	(1)
Commonwealth Bank of Australia	AUD	926	USD	859	05/02/14	(1)
Commonwealth Bank of Australia	HKD	905	USD	117	05/02/14	—
Credit Suisse	USD	2,404	AUD	2,703	06/18/14	99
Royal Bank of Canada	USD	1,559	HKD	12,099	06/18/14	2
See accompanying notes which are an integral part of the financial statements.
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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Canada	USD	5,775	JPY	592,487	06/18/14	22
Royal Bank of Canada	USD	772	SGD	978	06/18/14	8
Standard Chartered	USD	5,144	EUR	3,704	06/18/14	(6)
Standard Chartered	USD	1,559	HKD	12,099	06/18/14	2
Standard Chartered	USD	772	SGD	978	06/18/14	7
State Street	USD	314	AUD	339	05/01/14	1
State Street	USD	380	AUD	410	05/01/14	1
State Street	USD	388	AUD	418	05/01/14	1
State Street	USD	582	AUD	629	05/02/14	2
State Street	USD	474	AUD	511	05/05/14	1
State Street	USD	188	AUD	200	06/18/14	(2)
State Street	USD	267	AUD	300	06/18/14	9
State Street	USD	448	AUD	500	06/18/14	14
State Street	USD	180	CAD	200	06/18/14	3
State Street	USD	182	CAD	200	06/18/14	—
State Street	USD	271	CAD	300	06/18/14	3
State Street	USD	415	EUR	300	06/18/14	2
State Street	USD	417	EUR	300	06/18/14	(1)
State Street	USD	832	EUR	600	06/18/14	1
State Street	USD	832	EUR	600	06/18/14	1
State Street	USD	317	HKD	2,456	05/02/14	—
State Street	USD	215	HKD	1,664	05/05/14	—
State Street	USD	357	HKD	2,766	05/05/14	—
State Street	USD	258	HKD	2,000	06/18/14	—
State Street	USD	258	HKD	2,000	06/18/14	—
State Street	USD	386	HKD	3,000	06/18/14	1
State Street	USD	387	HKD	3,000	06/18/14	—
State Street	USD	101	JPY	10,318	05/02/14	—
State Street	USD	451	JPY	46,025	05/07/14	—
State Street	USD	390	JPY	40,000	06/18/14	2
State Street	USD	491	JPY	50,000	06/18/14	(2)
State Street	USD	591	JPY	60,000	06/18/14	(4)
State Street	USD	328	SGD	411	05/02/14	1
State Street	USD	118	SGD	150	06/18/14	1
State Street	USD	158	SGD	200	06/18/14	2
State Street	USD	158	SGD	200	06/18/14	2
State Street	USD	160	SGD	200	06/18/14	—
State Street	AUD	223	USD	207	05/01/14	(1)
State Street	AUD	396	USD	367	05/01/14	(1)
State Street	AUD	436	USD	404	05/01/14	(1)
State Street	AUD	480	USD	445	05/01/14	(1)
State Street	AUD	421	USD	390	05/02/14	(1)
State Street	AUD	329	USD	305	05/05/14	—
State Street	AUD	100	USD	94	06/18/14	1
State Street	AUD	100	USD	93	06/18/14	1
State Street	AUD	100	USD	93	06/18/14	—
State Street	AUD	200	USD	184	06/18/14	(1)
State Street	AUD	200	USD	185	06/18/14	—
State Street	AUD	300	USD	281	06/18/14	3
State Street	CAD	1,380	USD	1,257	05/01/14	(2)
State Street	CAD	100	USD	91	06/18/14	—
State Street	CAD	100	USD	91	06/18/14	—
State Street	CAD	100	USD	91	06/18/14	(1)
State Street	CAD	100	USD	91	06/18/14	(1)
State Street	CAD	400	USD	364	06/18/14	(1)
State Street	EUR	163	GBP	134	05/02/14	—
State Street	EUR	100	USD	138	06/18/14	(1)

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	EUR	200	USD	276	06/18/14	(2)
State Street	EUR	300	USD	414	06/18/14	(2)
State Street	EUR	300	USD	417	06/18/14	—
State Street	EUR	400	USD	555	06/18/14	—
State Street	EUR	500	USD	685	06/18/14	(9)
State Street	HKD	2,289	USD	295	05/02/14	—
State Street	HKD	1,563	USD	202	05/05/14	—
State Street	HKD	1,000	USD	129	06/18/14	—
State Street	HKD	1,000	USD	129	06/18/14	—
State Street	HKD	1,000	USD	129	06/18/14	—
State Street	HKD	1,000	USD	129	06/18/14	—
State Street	HKD	2,000	USD	258	06/18/14	—
State Street	HKD	3,000	USD	387	06/18/14	—
State Street	JPY	10,000	USD	99	06/18/14	1
State Street	JPY	10,000	USD	97	06/18/14	—
State Street	JPY	30,000	USD	295	06/18/14	2
State Street	JPY	30,000	USD	292	06/18/14	(1)
State Street	JPY	40,000	USD	387	06/18/14	(4)
State Street	JPY	50,000	USD	482	06/18/14	(7)
State Street	SEK	277	EUR	31	05/02/14	—
State Street	SEK	234	EUR	26	05/05/14	—
State Street	SEK	16	EUR	2	05/06/14	—
State Street	SGD	100	USD	80	06/18/14	—
State Street	SGD	100	USD	79	06/18/14	—
State Street	SGD	100	USD	80	06/18/14	—
State Street	SGD	100	USD	80	06/18/14	—
State Street	SGD	200	USD	159	06/18/14	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						170

Index Swap Contracts(*)
Amounts in thousands
					Termination
Fund Receives Underlying Security	Counterparty		Notional Amount		Date	Fair Value $
iShares Dow Jones US Real Estate Index Fund	Bank of America		USD	13,339	08/30/14	266
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						266

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The floating rate fee was based on the 3-month LIBOR rate.

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
							% of Net
Portfolio Summary	Level 1	Level 2		Level 3		Total	Assets
Common Stocks
Australia	$ 115,124		$—		$—	$ 115,124	6.5
Austria	2,443		—		—	2,443	0.1
Belgium	229		—		—	229	— *
Brazil	3,192		—		—	3,192	0.2
Canada	38,063		—		—	38,063	2.1

See accompanying notes which are an integral part of the financial statements.
460 Russell Global Real Estate Securities Fund

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Finland	2,364	—		—	2,364	0.1
France	58,852	—		—	58,852	3.3
Germany	32,503	—		—	32,503	1.8
Hong Kong	164,049	—		—	164,049	9.2
Japan	203,626	—		—	203,626	11.4
Luxembourg	3,693	—		—	3,693	0.2
Netherlands	14,976	—		—	14,976	0.8
Norway	5,566	—		—	5,566	0.3
Singapore	77,816	—		—	77,816	4.4
Spain	7,038	—		—	7,038	0.4
Sweden	18,889	—		—	18,889	1.1
Switzerland	5,105	—		—	5,105	0.3
United Kingdom	128,642	—		—	128,642	7.2
United States	857,921	—		—	857,921	48.2
Short-Term Investments	—	35,196		—	35,196	2.0
Other Securities	—	70,431		—	70,431	4.0
Total Investments	1,740,091	105,627		—	1,845,718	103.6
Other Assets and Liabilities, Net						(3.6)
						100.0

Other Financial Instruments
Futures Contracts	323	—		—	323	— *
Foreign Currency Exchange Contracts	(1)	171		—	170	— *
Index Swap Contracts	—	266		—	266	— *
Total Other Financial Instruments**	$ 322	$437		$—	$ 759

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Russell Global Real Estate Securities Fund

Fair Value of Derivative Instruments — April 30, 2014(Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$491	$—
Unrealized depreciation on foreign currency exchange contracts	—	229
Index swap contracts, at fair value	266	—
Total	$757	$229

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$168	$—
Unrealized depreciation on foreign currency exchange contracts	—	59
Total	$168	$59

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,204	$—
Index swap contracts	1,427	—
Foreign currency-related transactions**	—	137
Total	$2,631	$137

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(166)	$—
Index swap contracts	(503)	—
Foreign currency-related transactions***	—	(315)
Total	$(669)	$(315)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

462 Russell Global Real Estate Securities Fund

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Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$67,907	$—	$67,907
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	229	—	229
Futures Contracts	Variation margin on futures contracts	58	—	58
Index Swap Contracts	Index swap contracts, at fair value	266	—	266
Total		$68,460	$—	$68,460

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of New York	$24	$—	$—	$24
Barclays	25,492	—	25,225	267
Brown Brothers Harriman	4	—	—	4
Citigroup	2,191	1	2,188	2
Commonwealth Bank of Australia	3	—	—	3
Credit Suisse	8,903	—	8,807	96
Deutsche Bank	5,303	—	5,303	—
Fidelity	1,547	—	1,547	—
Goldman Sachs	15,834	—	15,834	—
Merrill Lynch	1,650	—	1,650	—
Morgan Stanley	1,169	—	1,169	—
Royal Bank of Canada	32	—	—	32
Standard Chartered	10	6	—	4
State Street	57	36	—	21
UBS	6,241	—	6,183	58
Total	$68,460	$43	$67,906	$511

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$150	$—	$150
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	59	—	59
Total		$209	$—	$209

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Brown Brothers Harriman	3	$—	$—	$3
Citigroup	1	1	—	—
Commonwealth Bank of Australia	3	—	—	3
Standard Chartered	6	6	—	—
State Street	46	36	—	10
UBS	150	—	150	—
Total	$209	$43	$150	$16

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

464 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,458,630
Investments, at fair value(*)(>)	1,845,718
Cash (restricted)(a)(b)	3,900
Foreign currency holdings(^)	3,977
Unrealized appreciation on foreign currency exchange contracts	229
Receivables:
Dividends and interest	3,272
Dividends from affiliated Russell funds	3
Investments sold	11,756
Fund shares sold	2,609
Foreign capital gains taxes recoverable	190
Variation margin on futures contracts	58
Prepaid expenses	21
Index swap contracts, at fair value(∞)	266
Total assets	1,871,999

Liabilities
Payables:
Investments purchased	15,875
Fund shares redeemed	1,590
Accrued fees to affiliates	1,539
Other accrued expenses	261
Variation margin on futures contracts	150
Unrealized depreciation on foreign currency exchange contracts	59
Payable upon return of securities loaned	70,431
Total liabilities	89,905

Net Assets	$1,782,094

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 465

Russell Investment Company

Russell Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(49,243)
Accumulated net realized gain (loss)	(36,569)
Unrealized appreciation (depreciation) on:
Investments	387,088
Futures contracts	323
Index swap contracts	266
Foreign currency-related transactions	205
Shares of beneficial interest	463
Additional paid-in capital	1,479,561
Net Assets	$1,782,094
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$37.89
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$40.20
Class A — Net assets	$28,777,034
Class A — Shares outstanding ($.01 par value)	759,446
Net asset value per share: Class C(#)	$36.92
Class C — Net assets	$41,655,045
Class C — Shares outstanding ($.01 par value)	1,128,205
Net asset value per share: Class E(#)	$37.92
Class E — Net assets	$39,366,851
Class E — Shares outstanding ($.01 par value)	1,038,155
Net asset value per share: Class S(#)	$38.59
Class S — Net assets	$ 1,455,731,818
Class S — Shares outstanding ($.01 par value)	37,725,245
Net asset value per share: Class Y(#)	$38.57
Class Y — Net assets	$216,563,433
Class Y — Shares outstanding ($.01 par value)	5,615,035
Amounts in thousands
(^) Foreign currency holdings - cost	$3,960
(*) Securities on loan included in investments	$67,907
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$105,627
(∞) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$2,400
(b) Cash Collateral for Swaps	$1,500
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

466 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$24,454
Dividends from affiliated Russell funds	19
Securities lending income	162
Less foreign taxes withheld	(1,518)
Total investment income	23,117

Expenses
Advisory fees	6,753
Administrative fees	403
Custodian fees	243
Distribution fees - Class A	34
Distribution fees - Class C	154
Transfer agent fees - Class A	28
Transfer agent fees - Class C	41
Transfer agent fees - Class E	37
Transfer agent fees - Class S	1,359
Transfer agent fees - Class Y	5
Professional fees	58
Registration fees	61
Shareholder servicing fees - Class C	51
Shareholder servicing fees - Class E	46
Trustees’ fees	22
Printing fees	112
Miscellaneous	13
Total expenses	9,420
Net investment income (loss)	13,697

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	19,521
Futures contracts	1,204
Index swap contracts	1,427
Foreign currency-related transactions	70
Net realized gain (loss)	22,222
Net change in unrealized appreciation (depreciation) on:
Investments	25,511
Futures contracts	(166)
Index swap contracts	(503)
Foreign currency-related transactions	(255)
Net change in unrealized appreciation (depreciation)	24,587
Net realized and unrealized gain (loss)	46,809
Net Increase (Decrease) in Net Assets from Operations	$60,506

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 467

Russell Investment Company

Russell Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,697	$29,719
Net realized gain (loss)	22,222	160,513
Net change in unrealized appreciation (depreciation)	24,587	10,090
Net increase (decrease) in net assets from operations	60,506	200,322

Distributions
From net investment income
Class A	(544)	(1,506)
Class C	(670)	(2,043)
Class E	(728)	(1,959)
Class S	(28,036)	(67,126)
Class Y	(4,840)	(19,334)
From net realized gain
Class A	(2,078)	(95)
Class C	(3,209)	(151)
Class E	(2,783)	(125)
Class S	(98,839)	(4,040)
Class Y	(17,188)	(1,189)
Net decrease in net assets from distributions	(158,915)	(97,568)

Share Transactions*
Net increase (decrease) in net assets from share transactions	160,156	(17,894)
Total Net Increase (Decrease) in Net Assets	61,747	84,860

Net Assets
Beginning of period	1,720,347	1,635,487
End of period	$1,782,094	$1,720,347
Undistributed (overdistributed) net investment income included in net assets	$(49,243)	$(28,122)

See accompanying notes which are an integral part of the financial statements.

468 Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	56	$2,078	147	$5,895
Proceeds from reinvestment of distributions	73	2,606	41	1,589
Payments for shares redeemed	(88)	(3,289)	(199)	(7,843)
Net increase (decrease)	41	1,395	(11)	(359)
Class C
Proceeds from shares sold	49	1,803	211	8,261
Proceeds from reinvestment of distributions	109	3,787	57	2,145
Payments for shares redeemed	(145)	(5,244)	(285)	(11,005)
Net increase (decrease)	13	346	(17)	(599)
Class E
Proceeds from shares sold	116	4,296	227	9,035
Proceeds from reinvestment of distributions	97	3,467	53	2,054
Payments for shares redeemed	(127)	(4,722)	(276)	(10,958)
Net increase (decrease)	86	3,041	4	131
Class S
Proceeds from shares sold	5,244	197,413	8,430	340,158
Proceeds from reinvestment of distributions	3,461	125,707	1,780	70,314
Payments for shares redeemed	(4,340)	(163,552)	(7,147)	(289,225)
Net increase (decrease)	4,365	159,568	3,063	121,247
Class Y
Proceeds from shares sold	265	10,099	525	20,909
Proceeds from reinvestment of distributions	607	22,028	520	20,523
Payments for shares redeemed	(976)	(36,321)	(4,466)	(179,746)
Net increase (decrease)	(104)	(4,194)	(3,421)	(138,314)
Total increase (decrease)	4,401	$160,156	(382)	$(17,894)

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 469

Russell Investment Company

Russell Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	40.49	.26	.83	1.09	(.75)	(2.94)
October 31, 2013	38.18	.58	3.94	4.52	(2.08)	(.13)
October 31, 2012	33.52	.63	4.72	5.35	(.69)	—
October 31, 2011	35.24	.51	(1.38)	(.87)	(.81)	—
October 31, 2010	26.38	.90	8.78	9.68	(.82)	—
October 31, 2009	26.79	.76	(.44)	.32	(.73)	—

Class C
April 30, 2014*	39.55	.11	.81	.92	(.61)	(2.94)
October 31, 2013	37.34	.28	3.85	4.13	(1.79)	(.13)
October 31, 2012	32.83	.36	4.60	4.96	(.45)	—
October 31, 2011	34.52	.23	(1.34)	(1.11)	(.55)	—
October 31, 2010	25.85	.64	8.62	9.26	(.59)	—
October 31, 2009	26.30	.59	(.47)	.12	(.57)	—

Class E
April 30, 2014*	40.52	.26	.83	1.09	(.75)	(2.94)
October 31, 2013	38.20	.58	3.95	4.53	(2.08)	(.13)
October 31, 2012	33.54	.63	4.72	5.35	(.69)	—
October 31, 2011	35.26	.50	(1.38)	(.88)	(.80)	—
October 31, 2010	26.38	.88	8.81	9.69	(.81)	—
October 31, 2009	26.84	.73	(.46)	.27	(.73)	—

Class S
April 30, 2014*	41.16	.31	.85	1.16	(.79)	(2.94)
October 31, 2013	38.78	.67	4.02	4.69	(2.18)	(.13)
October 31, 2012	34.03	.73	4.79	5.52	(.77)	—
October 31, 2011	35.77	.60	(1.41)	(.81)	(.88)	—
October 31, 2010	26.76	.98	8.93	9.91	(.90)	—
October 31, 2009	27.19	.80	(.44)	.36	(.79)	—

Class Y
April 30, 2014*	41.15	.34	.85	1.19	(.83)	(2.94)
October 31, 2013	38.76	.84	3.94	4.78	(2.25)	(.13)
October 31, 2012	34.03	.81	4.77	5.58	(.85)	—
October 31, 2011	35.76	.67	(1.40)	(.73)	(.95)	—
October 31, 2010	26.75	1.04	8.92	9.96	(.95)	—
October 31, 2009	27.19	.86	(.48)	.38	(.82)	—

See accompanying notes which are an integral part of the financial statements.

470 Russell Global Real Estate Securities Fund

							%
					%	%	Ratio of Net
		$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	$	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	Total	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
In Excess	Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	(d)(e)	Turnover Rate(b)

—	(3.69)	37.89	3.34	28,777	1.36	1.36	1.38	28
—	(2.21)	40.49	12.17	29,098	1.35	1.35	1.47	78
—	(.69)	38.18	16.03	27,867	1.35	1.35	1.79	64
(.04)	(.85)	33.52	(2.51)	25,724	1.36	1.36	1.44	69
—	(.82)	35.24	37.23	25,564	1.34	1.34	2.83	141
—	(.73)	26.38	2.10	16,370	1.34	1.34	3.45	118

—	(3.55)	36.92	2.94	41,655	2.11	2.11	.63	28
—	(1.92)	39.55	11.34	44,084	2.10	2.10	.73	78
—	(.45)	37.34	15.17	42,262	2.10	2.10	1.05	64
(.03)	(.58)	32.83	(3.28)	43,207	2.11	2.11	.67	69
—	(.59)	34.52	36.24	53,155	2.09	2.09	2.08	141
—	(.57)	25.85	1.21	45,163	2.09	2.09	2.74	118

—	(3.69)	37.92	3.34	39,367	1.36	1.36	1.38	28
—	(2.21)	40.52	12.18	38,596	1.35	1.35	1.46	78
—	(.69)	38.20	16.01	36,250	1.35	1.35	1.79	64
(.04)	(.84)	33.54	(2.51)	35,132	1.36	1.36	1.43	69
—	(.81)	35.26	37.22	38,484	1.34	1.34	2.79	141
—	(.73)	26.38	1.95	36,262	1.34	1.34	3.32	118

—	(3.73)	38.59	3.46	1,455,732	1.11	1.11	1.63	28
—	(2.31)	41.16	12.46	1,373,266	1.10	1.10	1.68	78
—	(.77)	38.78	16.32	1,174,848	1.10	1.10	2.05	64
(.05)	(.93)	34.03	(2.28)	1,107,094	1.11	1.11	1.68	69
—	(.90)	35.77	37.58	1,168,039	1.09	1.09	3.08	141
—	(.79)	26.76	2.26	1,013,787	1.09	1.09	3.59	118

—	(3.77)	38.57	3.56	216,563.91		.91	1.83	28
—	(2.38)	41.15	12.69	235,303.90		.90	2.03	78
—	(.85)	38.76	16.53	354,260.92		.92	2.26	64
(.05)	(1.00)	34.03	(2.10)	376,191.93		.93	1.86	69
—	(.95)	35.76	37.83	399,759.91		.91	3.28	141
—	(.82)	26.75	2.40	551,981.91		.91	3.86	118

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 471

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,001.40	$1,013.79
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$11.02	$11.08

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 2.22%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2013	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2014	$997.50	$1,010.07
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$14.71	$14.80
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 2.97%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2013	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2014	$1,001.80	$1,013.79
	Expenses Paid During Period*	$11.02	$11.08

* Expenses are equal to the Fund's annualized expense ratio of 2.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

472 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,003.10	$1,015.03
Expenses Paid During Period*	$9.78	$9.84

* Expenses are equal to the Fund's annualized expense ratio of 1.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,003.90	$1,016.02
Expenses Paid During Period*	$8.79	$8.85

* Expenses are equal to the Fund's annualized expense ratio of 1.77% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.    Without any waivers and/or reimbursements, expenses would have been higher.

Russell Multi-Strategy Alternative Fund 473

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 17.1%			DISH DBS Corp.
Asset-Backed Securities - 0.2%			5.000% due 03/15/23	390	398
			Downstream Development Authority
Carrington Mortgage Loan Trust			of the Quapaw Tribe of Oklahoma
Series 2006-NC5 Class A5			10.500% due 07/01/19 (Å)	205	218
0.262% due 01/25/37 (Ê)	599	457	Energy Transfer Equity, LP
Countrywide Asset-Backed			5.875% due 01/15/24	755	770
Certificates			EXCO Resources, Inc.
Series 2004-5 Class M1			8.500% due 04/15/22	155	159
1.007% due 08/25/34 (Ê)	300	280	First Data Corp.
Series 2005-11 Class AF3			11.250% due 01/15/21	850	971
4.778% due 02/25/36	252	254	11.750% due 08/15/21	560	597
Series 2006-5 Class 2A2			GenOn Americas Generation LLC
0.332% due 08/25/36 (Ê)	233	226	8.500% due 10/01/21	265	270
Park Place Securities, Inc. Asset-			9.125% due 05/01/31	515	508
Backed Pass-Through Certificates			Guitar Center, Inc.
Series 2004-WHQ1 Class M2			6.500% due 04/15/19	370	355
1.142% due 09/25/34 (Ê)	977	868	9.625% due 04/15/20	325	304
		2,085	Halcon Resources Corp.
Corporate Bonds and Notes - 5.4%			8.875% due 05/15/21	535	554
Advanced Micro Devices, Inc.			Harland Clarke Holdings Corp.
7.500% due 08/15/22	1,220	1,269	9.250% due 03/01/21 (Þ)	810	810
Albertsons, Inc.			Immucor, Inc.
7.450% due 08/01/29	160	134	11.125% due 08/15/19	925	1,045
8.000% due 05/01/31	1,400	1,190	INC Research LLC
Ally Financial, Inc.			11.500% due 07/15/19 (Þ)	460	522
Zero coupon due 06/15/15	200	193	JC Penney Corp., Inc.
8.000% due 11/01/31	320	394	7.650% due 08/15/16	55	52
Alpha Natural Resources, Inc.			7.950% due 04/01/17	515	471
6.000% due 06/01/19	180	137	5.750% due 02/15/18	35	29
American Achievement Corp.			5.650% due 06/01/20	335	269
10.875% due 04/15/16 (Þ)	660	689	JPMorgan Chase & Co.
American International Group, Inc.			Series Q
8.175% due 05/15/58	400	535	5.150% due 12/31/49 (ƒ)	1,250	1,183
APX Group, Inc.			Kennedy-Wilson, Inc.
6.375% due 12/01/19	360	366	5.875% due 04/01/24	365	365
8.750% due 12/01/20	1,240	1,265	Kindred Healthcare, Inc.
Aurora Diagnostics Holdings / Aurora			6.375% due 04/15/22	650	658
Diagnostics Financing, Inc.			Lantheus Medical Imaging, Inc.
10.750% due 01/15/18	845	693	9.750% due 05/15/17	565	562
Bank of America Corp.			Liberty Interactive LLC
Series U			4.000% due 11/15/29	234	145
5.200% due 12/31/49 (ƒ)	690	649	8.250% due 02/01/30	310	340
BMC Software Finance, Inc.			3.750% due 02/15/30	1,720	1,019
8.125% due 07/15/21 (Þ)	735	770	MModal, Inc.
Bon-Ton Department Stores, Inc. (The)			10.750% due 08/15/20 (Þ)	480	29
8.000% due 06/15/21	435	414	Mohegan Tribal Gaming Authority
Boxer Parent Co., Inc.			9.750% due 09/01/21	640	704
9.000% due 10/15/19 (Å)	310	304	Monitronics International, Inc.
Chester Downs & Marina LLC /			9.125% due 04/01/20	980	1,043
Chester Downs Finance Corp.			Morgan Stanley
9.250% due 02/01/20 (Þ)	1,280	1,267	0.707% due 10/15/15 (Ê)	1,200	1,200
Citigroup, Inc.			MTR Gaming Group, Inc.
Zero coupon due 01/05/21	6,455	2,478	11.500% due 08/01/19	930	1,047
Series M			Murray Energy Corp.
6.300% due 12/29/49 (ƒ)	885	882	8.625% due 06/15/21 (Þ)	885	960
Cornerstone Chemical Co.			New Albertsons, Inc.
9.375% due 03/15/18 (Þ)	290	307	7.750% due 06/15/26	35	30

See accompanying notes which are an integral part of the financial statements.
474 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
8.700% due 05/01/30	35	31	Williams Cos., Inc. (The)
NRG Energy, Inc.			8.750% due 03/15/32		210	261
6.250% due 07/15/22 (Þ)	485	501	Series A
PF Chang's China Bistro, Inc.			7.500% due 01/15/31		495	562
10.250% due 06/30/20 (Þ)	655	681				53,468
PNC Preferred Funding Trust II			International Debt - 1.4%
1.456% due 12/31/49 (Ê)(ƒ)(Þ)	1,100	1,059	Air Canada
Radio One, Inc.			7.750% due 04/15/21 (Å)		725	739
9.250% due 02/15/20 (Å)	300	319	Banco do Brasil SA
Rice Energy, Inc.			3.875% due 10/10/22		900	834
6.250% due 05/01/22 (Å)	435	436	Barclays PLC
Rite Aid Corp.			8.250% due 12/31/49 (ƒ)		595	634
7.700% due 02/15/27	740	814	Bluewater Holding BV
Rockies Express Pipeline LLC			10.000% due 12/10/19 (Þ)		500	531
6.000% due 01/15/19 (Þ)	390	402	Cathedral Lake CLO, Ltd.
5.625% due 04/15/20 (Þ)	920	922	Series 2013-1A Class C
Roundy's Supermarkets, Inc.			3.890% due 01/15/26 (Ê)(Þ)		250	238
10.250% due 12/15/20 (Þ)	395	425	Cemex SAB de CV
Sabine Pass Liquefaction LLC			7.250% due 01/15/21 (Þ)		500	537
5.625% due 02/01/21	300	310	CFIP CLO Ltd.
6.250% due 03/15/22 (Þ)	290	304	Series 2014-1A Class D
5.625% due 04/15/23	1,485	1,500	1.000% due 04/13/25		250	237
SandRidge Energy, Inc.			Hildene CLO I, Ltd.
7.500% due 02/15/23	1,590	1,685	Series 2014-1A Class D
ServiceMaster Co.			4.001% due 01/17/26 (Ê)(Þ)		250	239
8.000% due 02/15/20	135	145	IAMGOLD Corp.
7.000% due 08/15/20	340	359	6.750% due 10/01/20 (Þ)		1,275	1,135
Shingle Springs Tribal Gaming			ICICI Bank, Ltd.
Authority			4.750% due 11/25/16 (Þ)		100	105
9.750% due 09/01/21 (Þ)	1,350	1,505	LBG Capital No 1 PLC
Signode Industrial Group Lux SA /			8.500% due 12/29/49 (ƒ)(Þ)		100	108
Signode Industrial Group US, Inc.			Lloyds Bank PLC
6.375% due 05/01/22 (Å)	650	657	12.000% due 12/29/49 (ƒ)(Þ)		300	424
SLM Corp.			Madison Park Funding XI, Ltd.
3.875% due 09/10/15	600	618	Series 2013-11A Class D
Sprint Capital Corp.			3.726% due 10/23/25 (Å)(Ê)		250	243
6.875% due 11/15/28	515	508	Millennium Offshore Services
8.750% due 03/15/32	300	336	Superholdings LLC
Sprint Corp.			9.500% due 02/15/18 (Þ)		605	641
7.125% due 06/15/24 (Þ)	1,020	1,071	Morgan Stanley
SUPERVALU, Inc.			Series GMTN
6.750% due 06/01/21	1,550	1,573	0.748% due 01/16/17 (Ê)	EUR	100	138
The ServiceMaster Co.			OFSI Fund V, Ltd.
7.450% due 08/15/27	20	19	Series 2013-5A Class B1L
T-Mobile USA, Inc.			4.476% due 04/17/25 (Ê)(Þ)		270	267
6.625% due 04/01/23	575	615	OHA Loan Funding, Ltd.
6.500% due 01/15/24	540	567	Series 2013-1A Class D
Toys R Us, Inc.			3.826% due 07/23/25 (Ê)(Þ)		250	244
10.375% due 08/15/17	605	492	OZLM VI, Ltd.
USB Realty Corp.			Series 2014-6A Class C
1.475% due 12/29/49 (Å)(Ê)(ƒ)	2,000	1,840	3.730% due 04/17/26 (Ê)(Þ)		250	239
Verso Paper Holdings LLC / Verso			Sberbank of Russia Via SB Capital SA
Paper, Inc.			4.950% due 02/07/17 (Þ)		600	600
11.750% due 01/15/19	495	535	Sea Trucks Group
Walter Energy, Inc.			9.000% due 03/26/18 (Þ)		300	292
Series WI			SLM Student Loan Trust
9.875% due 12/15/20	760	498
8.500% due 04/15/21	665	395

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 475

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series 2003-2 Class A5				8.250% due 05/27/20	115	116
0.564% due 12/15/23 (Ê)	EUR	731	999	Clear Channel Communications, Inc.
Slovenia Government International				1st Lien Term Loan D
Bond				6.900% due 01/30/19	2,092	2,075
5.250% due 02/18/24		400	415	Dell International LLC Term Loan B
SoftBank Corp.				4.500% due 04/29/20 (Ê)	1,051	1,048
4.500% due 04/15/20 (Å)		525	526	Dubai World, Ltd. Term Loan A1
Sound Point CLO II, Ltd.				1.000% due 09/30/15	210	175
Series 2013-1A Class B1L				Dubai World, Ltd. Term Loan B1
3.989% due 04/26/25 (Å)(Ê)		280	276	1.000% due 09/30/18	550	445
Sound Point CLO III, Ltd.				Eagle Bulk Shipping, Inc. 1st Lien
Series 2013-2A Class D				Term Loan
4.127% due 07/15/25 (Ê)(Þ)		470	461	0.700% due 12/31/15	7	7
St. Barbara, Ltd.				Eagle Bulk Shipping, Inc. Term Loan
8.875% due 04/15/18 (Þ)		285	236	2.500% due 12/31/15	423	414
Stackpole International Intermediate				Empire Generating Co., LLC Term
Co.				Loan B
7.750% due 10/15/21 (Þ)		515	551	5.250% due 03/14/21	785	787
Tervita Corp.				Empire Generating Co., LLC Term
8.000% due 11/15/18 (Å)		785	793	Loan C
Trinseo Materials Operating SCA /				5.250% due 03/14/21	55	55
Trinseo Materials Finance, Inc.				Graton Economic Development
8.750% due 02/01/19		490	522	Authority Term Loan B
YPF SA				9.000% due 08/22/18	770	803
8.750% due 04/04/24 (Å)		410	413	HJ Heinz Co. 1st Lien Term Loan B2
			13,617	3.500% due 06/05/20 (Ê)	487	488
Loan Agreements - 3.1%				JC Penney Corp., Inc. 1st Lien Term
Albertson's LLC Term Loan B				Loan
4.250% due 03/21/16		453	453	6.000% due 05/21/18	781	774
Albertson's LLC Term Loan B2				Kate Spade & Co. Term Loan B
4.750% due 03/21/19		439	440	1.000% due 04/10/21	180	180
Alinta Energy Finance Pty., Ltd. Term				Kindred Healthcare, Inc. Term Loan
Loan				4.000% due 04/09/21	470	464
0.500% due 08/13/18		57	57	Maschantucket Western Pequot Tribe
Alinta, Ltd. Term Loan				Term Loan B
6.375% due 05/08/19		859	869	9.375% due 06/30/20	1,352	1,286
Aquilex, LLC 1st Lien Term Loan B				Medpace, Inc. Term Loan
5.000% due 12/31/20		464	463	5.000% due 03/12/21	345	344
Aquilex, LLC Term Loan				Millennium Laboratories, Inc. Term
6.250% due 12/31/20		—	—	Loan B
Aricent Technologies 1st Lien Term				5.250% due 03/28/21	445	443
Loan				MModal, Inc. Term Loan B
5.500% due 04/14/21		325	324	7.750% due 08/17/19	1,560	1,232
Astoria Generating Co. Acquisitions,				Mohegan Tribal Gaming Authority
LLC Term Loan				Term Loan B
8.500% due 10/26/17		1,482	1,527	5.500% due 11/19/19	1,157	1,173
Axalta Coating Systems U.S.				Mount Airy Lodge LLC 1st Lien Term
Holdings, Inc. Term Loan				Loan
4.000% due 02/01/20		296	295	13.000% due 04/01/18	592	622
BMC Software Finance, Inc. Term				Moxie Liberty, LLC Term Loan B1
Loan				7.500% due 08/20/20	765	782
5.000% due 09/10/20 (Ê)		269	268	Moxie Patriot, LLC Term Loan B1
Bowie Resource Holdings LLC 1st				6.750% due 12/18/20	385	392
Lien Term Loan				Murray Energy Corp. Term Loan
6.750% due 08/16/20		668	673	5.250% due 12/05/19	350	352
Chromaflo Technologies Corp. 2nd				OCI Beaumont LLC, Term Loan B3
Lien Term Loan				5.000% due 08/20/19	754	759

See accompanying notes which are an integral part of the financial statements.
476 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Onex Carestream Finance LP 1st Lien					7.500% due 08/30/18 (Ê)	898	855
Term Loan					8.500% due 08/30/18	4	4
5.000% due 06/07/19		654		655			30,841
Onex Carestream Finance LP 2nd					Mortgage-Backed Securities - 1.5%
Lien Term Loan					Adjustable Rate Mortgage Trust
9.500% due 06/07/19		836		852	Series 2005-5 Class 2A1
Otter Products LLC Term Loan B					2.740% due 09/25/35 (Ê)	852	765
5.250% due 04/29/19		826		823	Alternative Loan Trust
Panda Sherman Power LLC Term					Series 2003-11T1 Class A3
Loan					0.602% due 07/25/18 (Ê)	114	110
9.000% due 09/13/18		675		690	Bear Stearns Alt-A Trust
Raven Power Finance, LLC Term					Series 2005-10 Class 24A1
Loan					2.325% due 01/25/36 (Ê)	783	595
5.250% due 12/19/20		300		303	Series 2006-3 Class 31A1
Rite Aid Corp. 2nd Lien Term Loan					2.741% due 05/25/36 (Ê)	851	499
5.750% due 08/21/20		265		270	Bear Stearns Structured Products, Inc.
Roundy's Supermarkets, Inc. 1st Lien					Series 2007-R6 Class 1A1
Term Loan B					1.885% due 01/26/36 (Ê)	953	765
5.750% due 03/03/21		245		245	CHL Mortgage Pass-Through Trust
Sears Roebuck Acceptance Corp. 1st					Series 2004-12 Class 11A1
Lien Term Loan B					3.026% due 08/25/34 (Ê)	429	376
5.500% due 06/30/18		399		402	Series 2004-16 Class 1A4A
Sheridan Holdings, Inc. 2nd Lien					0.962% due 09/25/34 (Ê)	136	131
Term Loan					Series 2004-25 Class 1A1
8.250% due 12/18/21 (Ê)		230		233	0.532% due 02/25/35 (Ê)	127	119
Shingle Springs Tribal Gaming					Series 2004-25 Class 2A1
Authority 1st Lien Term Loan B					0.542% due 02/25/34 (Ê)	158	140
6.250% due 08/16/19		507		520	DSLA Mortgage Loan Trust
Signode Industrial Group US, Inc.					Series 2004-AR3 Class 2A1
Term Loan B					2.498% due 07/19/44 (Ê)	132	134
1.000% due 03/21/21		105		104	Fannie Mae
SIRVA Worldwide, Inc. Term Loan					30 Year TBA(Ï)
7.500% due 03/27/19		554		563	3.000%	1,000	972
Stallion Oilfield Holdings, Inc. Term					4.000%	4,000	4,166
Loan B					Fannie Mae Aces
8.000% due 06/19/18		166		169	Series 2012-M16 Class X
Texas Competitive Electric Holdings					Interest Only STRIP
Co. LLC Extended Term Loan					0.998% due 09/25/22	18,681	1,111
4.737% due 10/10/17 (Ê)		470		354	GE Commercial Mortgage Corp. Trust
The Talbots, Inc. 1st Lien Term Loan					Series 2007-C1 Class A1A
4.750% due 03/19/20		175		173	5.483% due 12/10/49	869	957
The Talbots, Inc. 2nd Lien Term Loan					Lehman Brothers Holdings, Inc.
8.250% due 03/19/21		340		337	1.000% due 01/24/49 (Æ)(Ø)	4,679	860
Toys "R" Us Property Co. I, LLC Term					Merrill Lynch Mortgage Investors
Loan B					Trust
6.000% due 08/21/19		697		669	Series 2003-A2 Class 2A3
Toys "R" Us-Delaware, Inc. Term					2.006% due 03/25/33 (Ê)	429	421
Loan					Morgan Stanley Capital I, Inc.
6.000% due 09/01/16		618		547	Series 2010-IQ14 Class A2FX
Tribune Co. Term Loan B					5.610% due 04/15/49	354	360
4.000% due 12/27/20 (Ê)		299		299	Sequoia Mortgage Trust
Vince Intermediate Holding, LLC					Series 2003-4 Class 2A1
Term Loan					0.553% due 07/20/33 (Ê)	214	202
6.000% due 11/04/19		673		676	Wachovia Bank Commercial Mortgage
Vogue International LLC Term Loan B					Trust
5.250% due 02/14/20		515		513	Series 2007-WHL8 Class A2
Wilton Brands LLC Term Loan					0.292% due 06/15/20 (Ê)(Þ)	1,000	990

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 477

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Wells Fargo Mortgage Backed				LightPoint Pan-European CLO PLC
Securities				Series 2006-1 Class A
Series 2004-DD Class 2A6				0.476% due 01/31/22 (Ê)	EUR	497	678
2.617% due 01/25/33 (Ê)		790	782	Magi Funding PLC
			14,455	Series 2006-A Class A
Municipal Bonds - 0.6%				0.671% due 04/11/21 (Ê)(Þ)	EUR	245	334
Buckeye Tobacco Settlement				Mall Funding PLC
Financing Authority Revenue				Series 2005-1 Class A
Bonds				1.191% due 04/22/17 (Ê)	GBP	370	623
5.875% due 06/01/47		685	554	New Zealand Government Bond
Commonwealth of Puerto Rico				2.000% due 09/20/25	NZD	1,700	1,407
General Obligation Unlimited				Spain Government Bond
8.000% due 07/01/35		1,135	1,052	3.750% due 10/31/18	EUR	2,800	4,252
Golden State Tobacco Securitization				2.750% due 04/30/19	EUR	500	729
Corp. Revenue Bonds				United Kingdom Gilt Inflation Linked
5.125% due 06/01/47		1,100	830	1.875% due 11/22/22	GBP	618	1,267
5.750% due 06/01/47		860	707	0.125% due 03/22/24	GBP	210	369
Tobacco Settlement Financing Corp.							18,558
Revenue Bonds				United States Government Treasuries - 3.0%
5.000% due 06/01/29		240	205	United States Treasury Inflation
4.750% due 06/01/34		580	455	Indexed Bonds
5.000% due 06/01/41		2,635	2,079	2.625% due 07/15/17		793	889
			5,882	1.625% due 01/15/18		672	732
Non-US Bonds - 1.9%				0.125% due 04/15/18		2,539	2,605
Avoca CLO IV PLC				1.375% due 07/15/18		327	356
Series 2006-X Class A1A				2.125% due 01/15/19		219	245
0.833% due 02/18/22 (Ê)	EUR	105	144	0.125% due 01/15/22		622	615
Barclays Bank PLC				0.125% due 07/15/22		612	605
Series RCI				0.125% due 01/15/23		610	597
14.000% due 12/31/49 (ƒ)	GBP	300	692	0.375% due 07/15/23		504	504
Bonos y Obligaciones del Estado				United States Treasury Notes
Government International Bonds				2.000% due 11/30/20 (§)		2,900	2,873
3.800% due 04/30/24	EUR	1,800	2,661	2.125% due 01/31/21		7,100	7,071
Brazil Notas do Tesouro Nacional				2.000% due 02/28/21		3,200	3,158
Series NTNF				2.250% due 04/30/21		6,000	6,006
10.000% due 01/01/21	BRL	2,200	915	1.750% due 05/15/23		1,600	1,492
10.000% due 01/01/25	BRL	200	79	2.500% due 08/15/23 (§)		1,600	1,587
Bundesrepublik Deutschland							29,335
Bundesobligation Inflation Linked				Total Long-Term Investments
Bond				(cost $167,777)			168,241
0.750% due 04/15/18	EUR	632	926	Common Stocks - 26.4%
Cloverie PLC for Zurich Insurance
Co., Ltd.				Consumer Discretionary - 5.7%
12.000% due 12/31/49 (ƒ)	EUR	700	991	Barnes & Noble, Inc.(Æ)		50,000	820
Deutsche Bundesrepublik Inflation				Bob Evans Farms, Inc.		24,900	1,167
Linked Bond				Caesars Entertainment Corp.(Æ)		179,000	3,306
Series I/L				Cie Generale des Etablissements
1.750% due 04/15/20	EUR	217	340	Michelin Class B		17,044	2,081
0.100% due 04/15/23	EUR	513	723	Comcast Corp. Class A		16,400	837
				Daiwa House Industry Co., Ltd.		73,000	1,230
France Government Bond OAT				Dana Holding Corp.		50,000	1,058
Series OATe				Diamond Resorts International, Inc.(Æ)		62,500	1,169
0.250% due 07/25/18	EUR	103	148	Dillard's, Inc. Class A		20,000	1,959
1.100% due 07/25/22	EUR	323	484	DIRECTV(Æ)		12,500	970
0.250% due 07/25/24	EUR	101	137	DISH Network Corp. Class A(Æ)		44,700	2,542
Series OATi				Dollar General Corp.(Æ)		32,300	1,823
1.300% due 07/25/19	EUR	319	482	eBay, Inc.(Æ)		44,900	2,327
2.100% due 07/25/23	EUR	110	177	General Motors Co.		25,000	862

See accompanying notes which are an integral part of the financial statements.
478 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Goodyear Tire & Rubber Co. (The)	40,000	1,008	Altisource Residential Corp.(ö)	37,500	1,054
Hertz Global Holdings, Inc.(Æ)(Û)	50,000	1,423	American International Group, Inc.	93,400	4,962
KAR Auction Services, Inc.	24,600	733	Assured Guaranty, Ltd.	29,300	701
Kering	4,710	1,042	Caesars Acquisition Co. Class A(Æ)	4,745	60
Liberty Ventures(Æ)	72,000	4,179	Capital One Financial Corp.	22,400	1,655
LIN Media LLC Class A(Æ)	55,300	1,296	Chimera Investment Corp.(ö)	1,002,900	3,099
Makita Corp.	24,300	1,288	Citigroup, Inc.	84,700	4,058
Men's Wearhouse, Inc. (The)	35,000	1,658	Colony Financial, Inc.(ö)	37,000	805
Mitsubishi Corp.	28,200	504	E*Trade Financial Corp.(Æ)	100,400	2,254
New Media Investment Group, Inc.(Æ)	10,439	149	Fannie Mae(Æ)	125,000	488
Nintendo Co., Ltd.	3,800	399	Gaming and Leisure Properties, Inc.(ö)	51,522	1,893
PVH Corp.	13,400	1,683	Harbinger Group, Inc.(Æ)	90,600	1,056
Reed Elsevier NV(Æ)	41,100	838	IntercontinentalExchange Group, Inc.	8,629	1,764
Scientific Games Corp. Class A(Æ)	125,500	1,503	Jafco Co., Ltd.	39,000	1,490
SeaWorld Entertainment, Inc.	16,000	481	Japan Retail Fund Investment Corp.
Sirius XM Holdings, Inc.(Æ)	1,292,800	4,124	Class A(ö)	829	1,666
Takashimaya Co., Ltd.	109,000	1,032	JPMorgan Chase & Co.	39,200	2,194
Time Warner Cable, Inc.	18,300	2,589	KKR Financial Holdings LLC	177,400	2,047
Toshiba Corp.	186,000	728	Mitsubishi UFJ Financial Group, Inc.(Û)	333,400	1,768
Tribune Co.(Æ)	42,100	3,273	Mizuho Financial Group, Inc.(Û)	946,000	1,851
Vivendi SA - ADR	100,400	2,694	Monitise PLC(Æ)	2,958,000	3,334
World Duty Free SpA(Æ)	50,000	670	New Residential Investment Corp.(ö)	137,400	838
World Wrestling Entertainment, Inc.			Newcastle Investment Corp.(ö)	144,600	649
Class A	35,000	683	Nomura Holdings, Inc.	269,500	1,550
		56,128	Ocwen Financial Corp.(Æ)	25,200	955
			ORIX Corp.(Û)	132,600	1,916
Consumer Staples - 0.4%			PennyMac Financial Services, Inc. Class
			A(Æ)	48,800	774
Coca-Cola Enterprises, Inc.	30,000	1,363	PennyMac Mortgage Investment Trust(ö)	32,000	750
CVS Caremark Corp.	10,000	727	Phoenix Group Holdings	60,000	692
SUPERVALU, Inc.(Æ)	121,900	852	Realogy Holdings Corp.(Æ)	86,100	3,621
Walgreen Co.	12,500	849	SLM Corp.	150,400	3,873
		3,791	Starwood Waypoint Residential Trust(Æ)
			(ö)	42,500	1,155
Energy - 2.6%			Sumitomo Mitsui Financial Group, Inc.
Anadarko Petroleum Corp.	24,900	2,466	(Û)	42,900	1,692
Cabot Oil & Gas Corp.	5,200	204	Sumitomo Mitsui Trust Holdings, Inc.(Û)	417,000	1,717
Denbury Resources, Inc.	89,600	1,507	Tetragon Financial Group, Ltd.	318,702	3,286
Energy XXI Bermuda, Ltd.	13,000	311	Tokyo Tatemono Co., Ltd.	152,000	1,210
Gulf Coast Ultra Deep Royalty Trust(Æ)	235,875	694	Tokyu Fudosan Holdings Corp.	156,600	1,137
Halliburton Co.	37,500	2,365	Voya Financial, Inc.	42,500	1,504
JX Holdings, Inc.	90,900	471	Weyerhaeuser Co.(ö)	27,400	818
Kinder Morgan, Inc.(Æ)	77,000	2,515	XL Group PLC Class A	44,900	1,408
Marathon Petroleum Corp.	10,000	930			73,434
National Oilwell Varco, Inc.	15,800	1,241
Oil States International, Inc.(Æ)	10,000	971	Health Care - 2.4%
SandRidge Energy, Inc.(Æ)	603,124	4,137	AbbVie, Inc.	50,000	2,604
SunCoke Energy, Inc.(Æ)	75,000	1,565	Actavis PLC(Æ)	21,323	4,357
SunPower Corp. Class A(Æ)	51,807	1,731	Alexion Pharmaceuticals, Inc.(Æ)	400	63
Transocean, Ltd.	34,100	1,469	Boston Scientific Corp.(Æ)	112,500	1,419
Triangle Petroleum Corp.(Æ)	75,000	722	Cigna Corp.	12,500	1,000
Williams Cos., Inc. (The)	15,000	633	Endo International PLC(Æ)	25,000	1,574
WPX Energy, Inc.(Æ)	92,500	1,968	Fresenius SE & Co. KGaA	5,900	897
		25,900	HCA Holdings, Inc.(Æ)	47,700	2,480
			McKesson Corp.	9,200	1,556
Financial Services - 7.5%			Mylan, Inc.(Æ)	25,000	1,270
AIA Group, Ltd.	378,600	1,836	Omnicare, Inc.	30,000	1,778
Ally Financial, Inc.(Æ)	75,000	1,811	Thermo Fisher Scientific, Inc.	14,300	1,630
Altisource Portfolio Solutions SA(Æ)	19,700	2,043	UnitedHealth Group, Inc.	19,600	1,471

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 479

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Valeant Pharmaceuticals International,			Black Hills Corp.		50,000	2,887
Inc.(Æ)	10,000	1,337	Globalstar, Inc.(Æ)		150,000	394
		23,436	Linn Energy LLC		43,175	1,231
			NiSource, Inc.		50,000	1,816
Materials and Processing - 1.9%			SoftBank Corp.		32,000	2,376
			Sprint Corp.(Æ)		619,476	5,266
Asahi Kasei Corp.	76,000	517	T-Mobile US, Inc.(Æ)		25,000	732
CF Industries Holdings, Inc.	3,500	858
Constellium NV Class A(Æ)	50,000	1,526				23,079
Eastman Chemical Co.	26,000	2,266
Freeport-McMoRan Copper & Gold, Inc.	40,000	1,375	Total Common Stocks
Graphic Packaging Holding Co.(Æ)	150,000	1,539	(cost $230,506)			259,430
Lanxess AG	11,300	859
LIXIL Group Corp.	49,000	1,296	Investments in Other Funds - 0.3%
LyondellBasell Industries NV Class A	24,500	2,266	Market Vectors Gold Miners ETF		106,627	2,571
Nippon Steel & Sumitomo Metal Corp.	313,000	820	Total Investments in Other Funds
Nissan Chemical Industries, Ltd.	82,200	1,226	(cost $2,681)			2,571
Nitto Denko Corp.	19,400	837
Rinnai Corp.	18,800	1,563	Preferred Stocks - 0.5%
Shin-Etsu Chemical Co., Ltd.	24,400	1,432	Financial Services - 0.5%
Ube Industries, Ltd.	378,000	640	Ally Financial, Inc.		2,700	2,674
		19,020	Citigroup, Inc.		45,500	1,221
			Fannie Mae		58,500	588
Producer Durables - 0.8%			Freddie Mac		27,000	410
ADT Corp. (The)	36,200	1,095	Morgan Stanley(Æ)(ƒ)		7,900	198
Amada Co., Ltd.	147,000	1,063				5,091
American Airlines Group, Inc.(Æ)	42,405	1,487	Total Preferred Stocks
AMR Corp.(Æ)	75,000	—	(cost $4,787)			5,091
Komatsu, Ltd.	33,700	742
Nippon Yusen KK	219,000	593	Options Purchased - 2.4%
Ricoh Co., Ltd.	56,800	653	(Number of Contracts)
Taisei Corp.	260,000	1,203	ABB, Ltd.
United Continental Holdings, Inc.(Æ)	28,200	1,152	May 2014 25.00 Put (36)	USD	4(ÿ)	7
		7,988	Abercrombie & Fitch Co.
			May 2014 37.00 Put (54)	USD	5(ÿ)	7
Technology - 2.7%			Air Products and
Amadeus IT Holding SA Class A	24,800	1,031	Chemicals, Inc.
Apple, Inc.	3,000	1,770	Jun 2014 95.00 Call (150)	USD	15(ÿ)	339
Google, Inc. Class C(Æ)	2,500	1,329	Anadarko Petroleum
Hitachi, Ltd.	107,000	761	Corp.
IAC/InterActiveCorp	15,000	994	Aug 2014 80.00 Call (100)	USD	10(ÿ)	197
Loral Space & Communications, Inc.(Æ)	12,400	893	Castlight Health, Inc.
Micron Technology, Inc.(Æ)	90,000	2,351	May 2014 15.00 Put (18)	USD	2(ÿ)	2
Microsoft Corp.	40,000	1,616	CF Industries Holdings,
Motorola Solutions, Inc.	42,400	2,696	Inc.
Nichicon Corp.	81,400	604	May 2014 240.00 Call (35)	USD	4(ÿ)	32
Nidec Corp.	25,000	1,422	Coach, Inc.
QUALCOMM, Inc.	28,700	2,259	May 2014 45.00 Put (27)	USD	3(ÿ)	2
Sony Corp.	46,000	806	Cree, Inc.
SunEdison, Inc.(Æ)	112,500	2,163	May 2014 47.50 Put (36)	USD	4(ÿ)	3
Telenet Group Holding NV	76,300	4,472	Cross Currency Options
Tim Participacoes SA - ADR	20,000	538	(EUR/CHF)
Vodafone Group PLC - ADR(Û)	25,001	949	Oct 2014 1.25 Call (1)	EUR	32,700(ÿ)	118
		26,654	Cross Currency Options
			(EUR/GBP)
Utilities - 2.4%			Jul 2014 0.81 Put (1)	EUR	43,950(ÿ)	129
Atlas Energy, LP	87,176	3,570	Cross Currency Options
Atlas Pipeline Partners, LP	80,900	2,620	(EUR/NOK)
Atlas Resource Partners, LP	103,015	2,187
See accompanying notes which are an integral part of the financial statements.
480 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal		Fair
	Amount ($)		Value			Amount ($)		Value
	or Shares		$			or Shares		$
May 2014 8.19 Put (1)	EUR	21,420(ÿ)		46	May 2014 103.00 Call (107)	USD	13(ÿ)	9
Jun 2014 8.30 Put (1)	EUR	13,520(ÿ)		201	May 2014 100.00 Put (36)	USD	4(ÿ)	1
Cross Currency Options					Facebook, Inc.
(EUR/USD)					May 2014 56.50 Call (18)	USD	2(ÿ)	6
May 2014 1.38 Call (1)	EUR	32,600(ÿ)		145	Fossil Group, Inc.
Oct 2014 1.37 Put (1)	EUR	35,700(ÿ)		538	May 2014 107.00 Put (36)	USD	4(ÿ)	4
May 2014 1.38 Put (1)	EUR	32,600(ÿ)		37	Foundation Medicine,
Jun 2014 1.34 Put (1)	EUR	790(ÿ)		1	Inc.
Cross Currency Options					May 2014 25.00 Put (36)	USD	4(ÿ)	2
(USD/CAD)					Gilead Sciences, Inc.
May 2014 1.10 Call (1)	USD	35,700(ÿ)		241	May 2014 75.00 Put (36)	USD	4(ÿ)	—
Cross Currency Options					Hertz Global Holdings,
(USD/CNY)					Inc.
Jan 2015 6.15 Call (1)	USD	29,900(ÿ)		504	Jan 2015 25.00 Call (250)	USD	25(ÿ)	134
Cross Currency Options					iShares Micro-Cap ETF
(USD/JPY)					May 2014 71.00 Put (89)	USD	9(ÿ)	6
Oct 2014 103.00 Call (1)	USD	1,317(ÿ)		23	May 2014 72.00 Put (984)	USD	98(ÿ)	91
Jun 2014 103.00 Call (1)	USD	35,700(ÿ)		228	May 2014 73.00 Put (101)	USD	10(ÿ)	13
Jun 2014 108.50 Call (1)	USD	18,300(ÿ)		1	iShares Russell 2000
Jul 2014 103.75 Call (1)	USD	1,317(ÿ)		8	ETF
May 2014 101.50 Put (1)	USD	3,800(ÿ)		—	May 2014 111.50 Put (268)	USD	27(ÿ)	18
Cross Currency Options					May 2014 112.00 Put (358)	USD	36(ÿ)	32
(USD/MYR)					May 2014 112.50 Put (269)	USD	27(ÿ)	31
Oct 2014 3.20 Put (1)	USD	17,850(ÿ)		120	May 2014 113.00 Put (2,400)	USD	240(ÿ)	559
Cross Currency Options					May 2014 113.00 Put (536)	USD	54(ÿ)	78
(USD/RUB)					May 2014 114.00 Put (715)	USD	72(ÿ)	158
Jul 2014 35.25 Put (1)	USD	26,775(ÿ)		180	Light Sweet Crude Oil
Cross Currency Options					Future Option
(USD/SGD)					May 2014 100.00 Put (11)	USD	11(ÿ)	17
May 2014 1.27 Call (1)	USD	2,000(ÿ)		6	Lorillard, Inc.
Edwards Lifesciences					May 2014 50.00 Put (45)	USD	5(ÿ)	—
Corp.					Lululemon Athletica, Inc.
May 2014 77.50 Put (18)	USD	2(ÿ)		1	May 2014 46.50 Put (36)	USD	4(ÿ)	3
May 2014 80.00 Put (36)	USD	4(ÿ)		5	Netflix, Inc.
Eli Lilly and Co.					May 2014 335.00 Call (8)	USD	1(ÿ)	1
May 2014 59.00 Put (36)	USD	4(ÿ)		1	Penn West Petroleum,
EURO STOXX 50 Index					Ltd.
Dec 2014 100.00 Call (52)	EUR	1(ÿ)		134	Jun 2014 8.00 Call (250)	USD	25(ÿ)	28
Dec 2014 3,000.00 Call (142)	EUR	1(ÿ)		489	Jan 2015 10.00 Call (750)	USD	75(ÿ)	38
Jun 2015 100.00 Call (255)	EUR	3(ÿ)		724	Resmed, Inc.
Jun 2015 800.00 Call (5)	EUR	—(ÿ)		27	May 2014 45.00 Put (36)	USD	4(ÿ)	—
Jun 2015 3,000.00 Call (81)	EUR	1(ÿ)		291	S&P 500 Index
Dec 2015 2,700.00 Call (4)	EUR	—(ÿ)		27	Jun 2014 1,850.00 Call (20)	USD	2(ÿ)	104
Dec 2015 3,000.00 Call (40)	EUR	—(ÿ)		169	Dec 2014 800.00 Call (86)	USD	9(ÿ)	1,079
Jun 2014 2,000.00 Put (113)	EUR	1(ÿ)		1	Dec 2014 900.00 Call (23)	USD	2(ÿ)	148
Jun 2014 3,000.00 Put (25)	EUR	—(ÿ)		11	Dec 2014 1,750.00 Call (39)	USD	4(ÿ)	631
Dec 2014 100.00 Put (131)	EUR	1(ÿ)		288	Jun 2015 1,800.00 Call (99)	USD	10(ÿ)	1,488
Dec 2014 2,000.00 Put (207)	EUR	2(ÿ)		20	Dec 2015 1,800.00 Call (38)	USD	4(ÿ)	650
Dec 2014 2,700.00 Put (255)	EUR	3(ÿ)		183	May 2014 1,800.00 Put (23)	USD	2(ÿ)	6
Dec 2014 3,000.00 Put (29)	EUR	—(ÿ)		49	Jun 2014 1,850.00 Put (30)	USD	3(ÿ)	72
Jun 2015 800.00 Put (262)	EUR	3(ÿ)		495	Dec 2014 750.00 Put (127)	USD	13(ÿ)	626
Jun 2015 900.00 Put (220)	EUR	2(ÿ)		514	Dec 2014 800.00 Put (207)	USD	21(ÿ)	1,300
Jun 2015 3,000.00 Put (95)	EUR	1(ÿ)		273	Dec 2014 900.00 Put (10)	USD	1(ÿ)	101
Jun 2015 3,100.00 Put (61)	EUR	1(ÿ)		214	Dec 2014 1,300.00 Put (60)	USD	6(ÿ)	59
Dec 2015 700.00 Put (219)	EUR	2(ÿ)		468	Jun 2015 600.00 Put (425)	USD	43(ÿ)	2,100
Dec 2015 3,000.00 Put (137)	EUR	1(ÿ)		501	Jun 2015 800.00 Put (81)	USD	8(ÿ)	824
Dec 2015 3,100.00 Put (40)	EUR	—(ÿ)		172	Dec 2015 1,800.00 Put (112)	USD	11(ÿ)	1,497
Exxon Mobil Corp.					SGX NIKKEI Futures

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 481

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Jun 2014 12,500.00 Call (19)	JPY	10(ÿ)	165	Zero coupon due 09/26/14	500	690
Dec 2014 500.00 Call (65)	JPY	33(ÿ)	139	DryShips, Inc.
Jun 2015 500.00 Call (60)	JPY	30(ÿ)	130	5.000% due 12/01/14	415	408
Jun 2015 15,000.00 Call (155)	JPY	78(ÿ)	636	Fannie Mae Discount Notes
Jun 2015 17,000.00 Call (75)	JPY	38(ÿ)	130	0.065% due 09/03/14 (~)	1,400	1,400
Jun 2015 18,000.00 Call (132)	JPY	66(ÿ)	156	Hellenic Treasury Bills
Dec 2014 15,000.00 Put (70)	JPY	35(ÿ)	491	Zero coupon due 07/18/14	700	967
Jun 2015 14,000.00 Put (100)	JPY	50(ÿ)	588	Zero coupon due 10/10/14	200	275
Jun 2015 15,000.00 Put (75)	JPY	38(ÿ)	655	Russell U.S. Cash Management Fund	277,728,101(8)	277,728
Soybean Future Option				Texas Competitive Electric Holdings
May 2014 1,390.00 Put (23)	USD	115(ÿ)	2	Co. LLC Extended Term Loan
SPDR S&P 500 Biotech				3.737% due 10/10/14 (Ê)	3,505	2,636
ETF				United States Treasury Bills
May 2014 137.00 Call (8)	USD	1(ÿ)	1	Zero coupon due 05/29/14	1,150	1,150
SPDR S&P 500 ETF				Zero coupon due 05/29/14 (ç)(~)	17,500	17,499
Trust				0.080% due 05/29/14	300	300
May 2014 186.00 Put (179)	USD	18(ÿ)	3	0.081% due 05/29/14	400	400
May 2014 187.00 Put (179)	USD	18(ÿ)	6	0.082% due 05/29/14	300	300
May 2014 187.00 Put (1,100)	USD	110(ÿ)	141	0.080% due 06/05/14 (§)	2,600	2,600
May 2014 187.50 Put (357)	USD	36(ÿ)	16	0.900% due 06/05/14 (§)(ç)(~)	900	900
May 2014 188.00 Put (447)	USD	45(ÿ)	27	0.900% due 06/05/14	1,150	1,150
Swaptions				Zero coupon due 06/12/14 (ç)(~)	25,000	24,999
(Fund Receives/Fund Pays)				Zero coupon due 06/19/14 (ç)(Û)(~)	20,000	19,999
USD 3 Month LIBOR/USD 2.620%				Zero coupon due 06/19/14 (Û)	7,500	7,500
May 2014 0.00 Call (1)		500(ÿ)	—	Zero coupon due 06/26/14 (ç)(~)	20,000	19,999
USD 3 Month LIBOR/USD 3.000%				0.061% due 08/07/14	5,623	5,623
Aug 2014 0.00 Call (1)		4,400(ÿ)	10	0.066% due 08/07/14	400	400
USD 3 Month LIBOR/USD 3.900%				Zero coupon due 08/14/14 (§)(~)	5,000	4,999
Sep 2014 0.00 Call (2)		2,600(ÿ)	32	0.070% due 08/14/14 (Û)	500	500
USD 1.450%/USD 3 Month LIBOR				0.080% due 08/14/14 (§)	20,000	19,998
Sep 2014 0.00 Put (1)		53,000(ÿ)	5	Zero coupon due 08/21/14 (Û)	4,000	4,000
USD 1.500%/USD 3 Month LIBOR				0.050% due 09/18/14	5,852	5,851
Sep 2014 0.00 Put (1)		53,000(ÿ)	4	0.060% due 09/18/14	1,206	1,206
USD 4.020%/USD 3 Month LIBOR				Zero coupon due 09/25/14 (Û)(~)	5,000	4,999
Aug 2014 0.00 Put (1)		2,200(ÿ)	6	Total Short-Term Investments
USD 4.058%/USD 3 Month LIBOR				(cost $428,319)		428,476
Aug 2014 0.00 Put (1)		2,200(ÿ)	4
Aug 2014 0.00 Put (1)		2,200(ÿ)	3	Repurchase Agreements - 0.0%
Tesla Motors, Inc.				Agreement with Bank of America
May 2014 212.50 Call (8)	USD	1(ÿ)	2	and State Street Bank (Tri-Party)
Urban Outfitters, Inc.				of $400 dated April 30, 2014 at
Jun 2014 40.00 Call (40)	USD	4(ÿ)	1	0.050% to be repurchased at $400
Zillow, Inc.				on May 1, 2014 collateralized by:
May 2014 83.00 Put (36)	USD	4(ÿ)	1	$410 par various United States
zuilily, Inc.				Treasury Obligations, valued at
May 2014 40.00 Put (36)	USD	4(ÿ)	10	$407.	400	400
Total Options Purchased				Total Repurchase Agreements
(cost $28,418)			23,450	(cost $400)		400
Warrants & Rights - 0.0%				Total Investments 90.2%
Kinder Morgan, Inc.(Æ)				(identified cost $863,027)		887,736
2017 Warrant		39,700	77	Securities Sold Short - (6.7)%
				Long-Term Investments - (2.5)%
Total Warrants & Rights				Mortgage-Backed Securities - (2.1)%
(cost $139)			77
				Fannie Mae
Short-Term Investments - 43.5%				30 Year TBA(Ï)
China Construction Bank Corp.				3.000%	(1,000)	(974)

See accompanying notes which are an integral part of the financial statements.
482 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000%	(19,000)	(19,838)	Hitachi Construction Machinery Co.,
		(20,812)	Ltd.	(45,200)	(839)
United States Government Treasuries - (0.4)%			Kubota Corp.	(29,000)	(373)
			United Parcel Service, Inc. Class B	(1,342)	(132)
United States Treasury Inflation Indexed					(4,384)
Bonds
0.125% due 04/15/18	(1,219)	(1,250)	Technology - (0.2)%
			AOL, Inc.(Æ)	(1,521)	(65)
United States Treasury Notes			Ibiden Co., Ltd.	(40,000)	(720)
3.750% due 11/15/43	(1,800)	(1,899)	International Business Machines
3.625% due 02/15/44	(900)	(928)	Corp.	(1,431)	(281)
		(4,077)	Rohm Co., Ltd.	(7,100)	(339)
			Ryosan Co., Ltd.	(12,300)	(260)
Total Long-Term Investments			TDK Corp.	(14,500)	(618)
(proceeds $24,736)		(24,889)			(2,283)
Common Stocks - (2.1)%			Utilities - (0.1)%
Consumer Discretionary - (0.7)%			Kansai Electric Power Co., Inc. (The)	(86,500)	(724)
Expedia, Inc.	(15,000)	(1,065)

Honda Motor Co., Ltd.	(14,000)	(463)	Total Common Stocks
Minebea Co., Ltd.	(29,000)	(235)
Murata Manufacturing Co., Ltd.	(1,700)	(141)	(proceeds $21,298)		(20,405)
Nikon Corp.	(36,700)	(575)	Investments in Other Funds - (1.9)%
Nissan Motor Co., Ltd.	(97,400)	(836)	Energy Select Sector SPDR Fund	(25,000)	(2,344)
Potbelly Corp.(Æ)	(1,979)	(34)	iShares 20+ Year Treasury Bond ETF	(73,973)	(8,218)
TripAdvisor, Inc.(Æ)	(23,500)	(1,897)	iShares Micro-Cap ETF	(24,363)	(1,770)
Urban Outfitters, Inc.(Æ)	(2,317)	(83)	SPDR S&P 500 Biotech ETF	(1,387)	(179)
Yamaha Motor Co., Ltd.	(61,600)	(950)	United States Brent Oil Fund, LP	(3,295)	(143)
Yaskawa Electric Corp.	(43,400)	(489)	WisdomTree Japan Hedged Equity
zulily, Inc. Class A(Æ)	(1,007)	(43)	Fund	(121,000)	(5,577)
		(6,811)	Total Investments in Other Funds
Energy - (0.2)%			(proceeds $18,051)		(18,231)
Exxon Mobil Corp.	(16,746)	(1,715)	Reverse Repurchase Agreements - (0.2)%
			Agreement with Deutsche Bank and
Financial Services - 0.0%			State Street Bank (Tri-Party) of
Portfolio Recovery Associates, Inc.(Æ)	(600)	(34)	$2,103 dated April 21, 2014 at
			0.070% to be repurchased at $2,103
			on May 5, 2014 collateralized by:
Health Care - (0.1)%			$2,100 par various United States
Alere, Inc.(Æ)	(10,000)	(334)	Treasury Obligations, valued at
Amedisys, Inc.(Æ)	(4,473)	(61)	$2,106.	(2,103)	(2,103)
Humana, Inc.	(438)	(48)
Mindray Medical International, Ltd.			Total Reverse Repurchase Agreements
- ADR	(10,000)	(331)	(proceeds $2,103)		(2,103)
Sysmex Corp.	(15,500)	(490)	Total Securities Sold Short
		(1,264)	(proceeds $66,188)		(65,628)
Materials and Processing - (0.3)%
Air Products & Chemicals, Inc.	(15,000)	(1,763)	Other Assets and Liabilities,
JSR Corp.	(25,200)	(413)	Net - 16.5%		162,139
Kuraray Co., Ltd.	(55,600)	(624)
United States Steel Corp.	(15,000)	(390)	Net Assets - 100.0%		984,247
		(3,190)
Producer Durables - (0.5)%
Advantest Corp.	(73,600)	(811)
American Airlines Group, Inc.(Æ)	(42,405)	(1,487)
Colfax Corp.(Æ)	(4,571)	(329)
Emerson Electric Co.	(894)	(61)
Hirose Electric Co., Ltd.	(2,500)	(352)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 483

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or Shares	$	$	$
0.7%
Air Canada	04/10/14	725,000	100.52	729	739
Boxer Parent Co., Inc.	04/08/14	310,000	99.50	308	304
Downstream Development Authority of the Quapaw Tribe of
Oklahoma	04/25/14	205,000	107.25	220	218
Madison Park Funding XI, Ltd.	08/16/13	250,000	95.45	239	243
Radio One, Inc.	04/09/14	300,000	107.48	322	319
Rice Energy, Inc.	04/16/14	435,000	100.00	435	436
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc.	04/07/14	650,000	101.24	658	657
SoftBank Corp.	04/21/14	525,000	100.25	526	526
Sound Point CLO II, Ltd.	03/01/13	280,000	95.45	267	276
Tervita Corp.	04/16/14	785,000	101.66	798	793
USB Realty Corp.	08/24/12	2,000,000	85.29	1,706	1,840
YPF SA	04/01/14	410,000	100.35	411	413
					6,764
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

484 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$

Long Positions
Aluminum Futures	1	USD	44	05/14	—
Aluminum Futures	65	USD	2,896	06/14	23
Aluminum Futures	14	USD	630	07/14	(8)
Amsterdam Index Futures	9	EUR	714	05/14	8
Australia Bank Bill 90 Day Futures	279	AUD	277,196	06/14	4
Australia Bank Bill 90 Day Futures	201	AUD	199,690	09/14	4
Australia Bank Bill 90 Day Futures	282	AUD	280,066	03/15	50
Australia Government 3 Year Treasury Bond Futures	95	AUD	10,329	06/14	6
Bovespa Index Futures	10	BRL	522	06/14	3
Brent Crude Oil Futures	26	USD	2,810	05/14	3
CAC 40 Index Futures	36	EUR	1,599	05/14	30
Canada Bankers Acceptance Futures	493	CAD	121,660	12/14	(20)
Canada Government 10 Year Bond Futures	2	CAD	262	06/14	1
Canola Futures	33	CAD	320	11/14	(1)
Cocoa Futures	23	GBP	422	05/14	(9)
Cocoa Futures	35	GBP	885	07/14	5
Coffee Futures	4	USD	309	07/14	1
Copper Futures	18	USD	1,454	05/14	(43)
Copper Futures	51	USD	8,484	06/14	94
Copper Futures	30	USD	3,989	07/14	(30)
Corn Futures	103	USD	2,647	05/14	194
Corn Futures	15	USD	389	07/14	9
Corn Futures	32	USD	815	12/14	33
Cotton No. 2 Futures	12	USD	566	07/14	15
DAX Index Futures	3	EUR	721	06/14	11
Dow Jones E-Mini Futures	29	USD	2,394	06/14	10
Euribor Interest Rate Futures	493	EUR	122,936	12/14	18
Euribor Interest Rate Futures	7	EUR	1,745	06/15	1
Euribor Interest Rate Futures	17	EUR	4,236	09/15	2
Euribor Interest Rate Futures	24	EUR	5,977	12/15	3
Euribor Interest Rate Futures	33	EUR	8,212	03/16	4
EURO STOXX 50 Index Futures	213	EUR	6,699	06/14	247
Euro-Bobl Futures	364	EUR	45,780	06/14	77
Euro-BTP Futures	39	EUR	4,836	06/14	179
Euro-Bund Futures	62	EUR	8,961	06/14	48
Euro-Buxl 30 Year Bond Futures	10	EUR	1,314	06/14	14
Eurodollar Futures	38	USD	9,477	09/14	—
Eurodollar Futures	41	USD	10,221	12/14	1
Eurodollar Futures	46	USD	11,457	03/15	2
Eurodollar Futures	615	USD	152,912	06/15	3
Eurodollar Futures	10	USD	2,481	09/15	—
Euro-Schatz Futures	606	EUR	66,939	06/14	4
EuroSwiss Interest Rate Futures	9	CHF	2,250	06/14	—
FTSE 100 Index Futures	20	GBP	1,349	06/14	54
FTSE/JSE TOP 40 Index Futures	29	ZAR	12,802	06/14	31
FTSE/MIB Index Futures	38	EUR	4,082	06/14	138
Gas Oil Futures	24	USD	2,168	05/14	(7)
Gasoline RBOB Futures	14	USD	1,743	05/14	—
Gold 100 Oz. Futures	13	USD	1,685	06/14	(22)
Henry HUB Natural Gas Futures	10	USD	112	11/16	9
H-Shares Index Futures	4	HKD	1,942	05/14	(1)
IBEX 35 Index Futures	6	EUR	624	05/14	14
Japan Government 10 Year Bond Futures	32	JPY	4,637,440	06/14	(42)
Japan Government mini-10 Year Bond Futures	117	JPY	1,695,447	06/14	(6)
KOSPI 200 Index Futures	4	KRW	510,800	06/14	(11)
Lead Futures	5	USD	263	06/14	1

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 485

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Lead Futures	3	USD	158	07/14	(1)
Lean Hogs Futures	44	USD	2,167	06/14	(22)
Lean Hogs Futures	2	USD	74	12/14	6
Lean Hogs Futures	6	USD	210	04/15	3
Live Cattle Futures	17	USD	933	06/14	—
Live Cattle Futures	33	USD	1,796	08/14	97
Mexico Bolsa Index Futures	182	MXN	74,223	06/14	227
MSCI Singapore Index	11	SGD	810	05/14	3
MSCI Taiwan Index Futures	4	USD	126	05/14	(1)
NASDAQ 100 E-Mini Index Futures	14	USD	1,000	06/14	4
Natural Gas Futures	29	USD	1,396	05/14	45
Natural Gas Futures	10	USD	106	03/15	6
Natural Gas Futures	10	USD	105	04/15	5
Natural Gas Futures	10	USD	105	05/15	5
Natural Gas Futures	10	USD	106	06/15	6
Natural Gas Futures	10	USD	105	07/15	5
Natural Gas Futures	10	USD	105	08/15	5
Natural Gas Futures	10	USD	106	09/15	6
Natural Gas Futures	10	USD	107	10/15	7
Natural Gas Futures	10	USD	114	12/15	11
Natural Gas Futures	10	USD	113	01/16	10
Natural Gas Futures	10	USD	112	02/16	9
Natural Gas Futures	10	USD	105	03/16	2
Natural Gas Futures	10	USD	105	04/16	2
Natural Gas Futures	10	USD	106	05/16	3
Natural Gas Futures	10	USD	106	06/16	3
Natural Gas Futures	10	USD	106	07/16	4
Natural Gas Futures	10	USD	106	08/16	3
Natural Gas Futures	10	USD	107	09/16	4
Natural Gas Futures	10	USD	108	10/16	6
New York Harbor ULSD Futures	8	USD	984	05/14	(5)
Nickel Futures	4	USD	439	05/14	49
Nickel Futures	12	USD	1,319	06/14	148
Nickel Futures	1	USD	110	07/14	5
NIKKEI 225 Index Futures	38	JPY	533,285	06/14	(311)
Platinum Futures	5	USD	357	07/14	(13)
Russell 2000 Mini Index Futures	5	USD	562	06/14	(17)
S&P 500 E-Mini Index Futures	113	USD	10,610	06/14	194
S&P Midcap 400 E-Mini Index Futures	10	USD	1,353	06/14	(6)
S&P TSX 60 Index Futures	25	CAD	4,180	06/14	56
SGX CNX Nifty Index Futures	38	USD	512	05/14	(11)
Silver Futures	24	USD	2,294	05/14	(275)
Soybean Futures	106	USD	8,113	05/14	1,079
Soybean Futures	64	USD	4,841	07/14	95
Soybean Meal Futures	38	USD	1,915	05/14	271
Soybean Meal Futures	29	USD	1,432	07/14	51
Soybean Oil Futures	93	USD	2,337	05/14	(60)
Soybean Oil Futures	9	USD	227	07/14	(2)
SPI 200 Index Futures	27	AUD	3,692	06/14	21
SPX Volatility Index Futures	3	USD	45	05/14	(4)
Sterling Interest Rate Futures	261	GBP	32,450	06/14	(3)
Sterling Interest Rate Futures	78	GBP	9,692	09/14	—
Sterling Interest Rate Futures	338	GBP	41,937	12/14	(10)
Sugar 11 Futures	34	USD	675	06/14	5
Swiss Market Index Futures	26	CHF	2,191	06/14	55
TAIEX Index Futures	8	TWD	14,008	05/14	(5)
TOPIX Index Futures	17	JPY	196,435	06/14	(113)
United Kingdom Long Gilt Bond Futures	8	GBP	883	06/14	(4)
United States Treasury 2 Year Note Futures	861	USD	189,312	06/14	24
United States Treasury 10 Year Note Futures	45	USD	5,599	06/14	(24)
Wheat Futures	31	USD	1,255	05/14	142

See accompanying notes which are an integral part of the financial statements.
486 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Wheat Futures	10	USD	374	07/14	16
WIG 20 Index Futures	696	PLN	16,899	06/14	159
WTI Crude Futures	33	USD	3,291	05/14	(92)
Zinc Futures	4	USD	204	05/14	(2)
Zinc Futures	40	USD	2,043	06/14	19
Zinc Futures	7	USD	357	07/14	(2)
Short Positions
Aluminum Futures	1	USD	44	05/14	—
Aluminum Futures	59	USD	2,628	06/14	(49)
Aluminum Futures	14	USD	630	07/14	8
Australia Government 10 Year Treasury Bond Futures	68	AUD	7,948	06/14	(20)
Australia Government 3 Year Treasury Bond Futures	4	AUD	435	06/14	(1)
BIST 30 Futures	407	TRY	3,702	06/14	(32)
Brent Crude Oil Futures	10	USD	1,081	05/14	2
Canada Bankers Acceptance Futures	36	CAD	8,885	09/14	—
Canada Bankers Acceptance Futures	25	CAD	6,169	12/14	—
Canada Government 10 Year Bond Futures	56	CAD	7,334	06/14	(18)
Cocoa Futures	23	GBP	422	05/14	11
Cocoa Futures	7	USD	209	07/14	—
Copper Futures	18	USD	1,454	05/14	97
Copper Futures	57	USD	9,482	06/14	48
Copper Futures	44	USD	5,048	07/14	39
Corn Futures	103	USD	2,647	05/14	(339)
Corn Futures	8	USD	208	07/14	(2)
Cotton No. 2 Futures	5	USD	236	07/14	(4)
Euribor Interest Rate Futures	23	EUR	5,735	09/14	(1)
Euribor Interest Rate Futures	6	EUR	1,496	12/14	—
Euro FX Futures	39	USD	6,762	06/14	(13)
Euro-Bund Futures	48	EUR	6,938	06/14	(30)
Eurodollar Futures	39	USD	9,649	12/15	(2)
Eurodollar Futures	79	USD	19,486	03/16	(6)
Eurodollar Futures	65	USD	15,984	06/16	(5)
Eurodollar Futures	70	USD	17,164	09/16	(6)
Eurodollar Futures	66	USD	16,139	12/16	(5)
Eurodollar Futures	61	USD	14,882	03/17	(5)
Eurodollar Futures	566	USD	137,771	06/17	28
Eurodollar Futures	66	USD	16,034	09/17	(3)
Eurodollar Futures	31	USD	7,517	12/17	—
Euro-Schatz Futures	71	EUR	7,843	06/14	(3)
EuroSwiss Futures	7	CHF	1,751	09/14	—
EuroSwiss Futures	4	CHF	1,000	12/14	—
FTSE/JSE TOP 40 Index Futures	91	ZAR	40,171	06/14	(150)
Gas Oil Futures	13	USD	1,174	05/14	3
Gas Oil Futures	3	USD	270	06/14	1
Gasoline RBOB Futures	1	USD	125	05/14	2
Gold 100 Oz. Futures	18	USD	2,333	06/14	15
Japanese Yen Currency Futures	23	USD	2,816	06/14	(23)
Lead Futures	4	USD	210	06/14	(1)
Lead Futures	3	USD	158	07/14	1
Lean Hogs Futures	36	USD	1,773	06/14	65
Live Cattle Futures	11	USD	604	06/14	—
MSCI Emerging Markets Mini Index Futures	181	USD	9,000	06/14	(636)
Natural Gas Futures	6	USD	289	05/14	(7)
Nickel Futures	4	USD	439	05/14	(49)
Nickel Futures	8	USD	879	06/14	(122)
Nickel Futures	1	USD	110	07/14	(6)
NIKKEI 225 Index Futures	150	JPY	1,068,000	06/14	431
Platinum Futures	9	USD	643	07/14	13
S&P 500 E-Mini Index Futures	171	USD	16,056	06/14	(243)
SGX CNX Nifty Index Futures	362	USD	4,875	05/14	104

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 487

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Silver Futures	24	USD	2,294	05/14	140
Silver Futures	7	USD	671	07/14	14
Soybean Futures	106	USD	8,113	05/14	(518)
Soybean Futures	40	USD	3,026	07/14	(51)
Soybean Meal Futures	38	USD	1,915	05/14	(134)
Soybean Meal Futures	11	USD	543	07/14	(18)
Soybean Oil Futures	93	USD	2,337	05/14	(155)
Soybean Oil Futures	9	USD	227	07/14	—
Sterling 90 Day Futures	57	GBP	6,993	03/16	(2)
Sterling Interest Rate Futures	13	GBP	1,615	09/14	—
Sterling Interest Rate Futures	15	GBP	1,861	12/14	—
Sterling Interest Rate Futures	31	GBP	3,839	03/15	(1)
Sterling Interest Rate Futures	42	GBP	5,189	06/15	(1)
Sterling Interest Rate Futures	50	GBP	6,163	09/15	(1)
Sterling Interest Rate Futures	587	GBP	72,179	12/15	82
Sugar 11 Futures	26	USD	516	06/14	(2)
TOPIX Index Futures	2	JPY	23,110	06/14	2
United Kingdom Long Gilt Bond Futures	60	GBP	6,620	06/14	20
United States Treasury 2 Year Note Futures	22	USD	4,837	06/14	(1)
United States Treasury 5 Year Note Futures	153	USD	18,276	06/14	(36)
United States Treasury 10 Year Note Futures	164	USD	20,405	06/14	(92)
United States Treasury Long-Term Bond Futures	54	USD	7,287	06/14	(22)
United States Treasury Ultra Long-Term Bond Futures	44	USD	6,480	06/14	(12)
Wheat Futures	31	USD	1,255	05/14	(253)
WTI Crude Futures	10	USD	997	05/14	5
Zinc Futures	4	USD	204	05/14	2
Zinc Futures	35	USD	1,788	06/14	(49)
Zinc Futures	7	USD	357	07/14	2
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,053

See accompanying notes which are an integral part of the financial statements.

488 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Alexion Pharmaceuticals, Inc.	Call	4	135.00	USD	—	05/17/14	(9)
CF Industries Holdings, Inc.	Call	70	255.00	USD	7	05/17/14	(18)
Cross Currency Options (CLP/USD)	Call	1	600.00	USD	9,780	07/23/14	(55)
Cross Currency Options (EUR/CHF)	Put	1	1.20	EUR	32,700	10/30/14	(156)
Cross Currency Options (EUR/NOK)	Put	1	8.19	EUR	14,280	05/07/14	(12)
Cross Currency Options (EUR/USD)	Call	1	1.41	EUR	790	06/27/14	(4)
Cross Currency Options (JPY/USD)	Put	1	99.00	USD	33,300	06/27/14	(70)
Cross Currency Options (MXN/USD)	Call	1	13.60	USD	16,050	05/12/14	(2)
Cross Currency Options (TRY/USD)	Call	1	2.50	USD	16,650	06/27/14	(2)
Cross Currency Options (TRY/USD)	Call	1	2.50	USD	16,300	10/24/14	(147)
Cross Currency Options (USD/JPY)	Call	1	105.00	USD	71,400	06/16/14	(129)
Cross Currency Options (USD/JPY)	Call	1	106.75	USD	1,317	07/03/14	(1)
Cross Currency Options (USD/JPY)	Call	1	105.75	USD	2,634	10/16/14	(23)
Cross Currency Options (USD/JPY)	Put	1	97.50	USD	18,300	06/09/14	(6)
Cross Currency Options (USD/JPY)	Put	1	101.00	USD	35,700	07/03/14	(244)
Cross Currency Options (USD/JPY)	Put	1	90.00	USD	87,900	01/19/15	(260)
Cross Currency Options (USD/MYR)	Call	1	3.38	USD	17,850	10/08/14	(188)
Cross Currency Options (USD/NZD)	Call	1	0.88	NZD	8,150	07/22/14	(48)
Cross Currency Options (USD/NZD)	Call	1	0.89	NZD	16,300	07/22/14	(57)
Cross Currency Options (USD/RUB)	Call	1	39.05	USD	262	06/11/14	—
Cross Currency Options (USD/RUB)	Call	1	39.10	USD	262	06/11/14	—
Cross Currency Options (USD/RUB)	Call	1	40.00	USD	14,280	10/08/14	(204)
Cross Currency Options (USD/ZAR)	Put	1	10.20	USD	17,850	06/12/14	(44)
Cross Currency Options (ZAR/USD)	Call	1	11.25	USD	9,780	07/22/14	(81)
EURO STOXX 50 Index	Call	130	3,200.00	EUR	1	05/16/14	(37)
EURO STOXX 50 Index	Call	90	3,250.00	EUR	1	05/16/14	(8)
EURO STOXX 50 Index	Call	100	3,300.00	EUR	1	05/16/14	(2)
EURO STOXX 50 Index	Call	7	3,200.00	EUR	—	06/20/14	(4)
EURO STOXX 50 Index	Put	60	3,000.00	EUR	1	05/16/14	(5)
EURO STOXX 50 Index	Put	80	3,050.00	EUR	1	05/16/14	(11)
EURO STOXX 50 Index	Put	113	2,000.00	EUR	1	06/20/14	(1)
EURO STOXX 50 Index	Put	350	2,700.00	EUR	4	06/20/14	(28)
EURO STOXX 50 Index	Put	207	2,000.00	EUR	2	12/19/14	(20)
EURO STOXX 50 Index	Put	400	2,300.00	EUR	4	12/19/14	(89)
EURO STOXX 50 Index	Put	7	2,300.00	EUR	—	06/19/15	(4)
EURO STOXX 50 Index	Put	238	300.00	EUR	2	12/18/15	(227)
Fannie Mae Bond	Call	1	104.36	USD	1,000	05/05/14	(5)
Fannie Mae Bond	Call	1	105.22	USD	1,000	05/05/14	(1)
Fannie Mae Bond	Call	1	105.31	USD	1,000	05/05/14	—
IAC/InterActiveCorp	Call	150	65.00	USD	15	05/17/14	(37)
S&P 500 Index	Call	90	1,900.00	USD	9	05/17/14	(72)
S&P 500 Index	Call	30	900.00	USD	3	06/21/14	(64)
S&P 500 Index	Call	70	900.00	USD	7	12/20/14	(449)
S&P 500 Index	Put	130	1,750.00	USD	13	05/17/14	(13)
S&P 500 Index	Put	23	1,825.00	USD	2	05/17/14	(11)
S&P 500 Index	Put	42	750.00	USD	4	06/21/14	(32)
S&P 500 Index	Put	353	450.00	USD	35	12/20/14	(388)
S&P 500 Index	Put	145	1,300.00	USD	15	12/20/14	(144)
S&P 500 Index	Put	90	1,600.00	USD	9	12/20/14	(211)
S&P 500 Index	Put	283	400.00	USD	28	06/19/15	(645)
S&P 500 Index	Put	44	400.00	USD	4	12/19/15	(168)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 489

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
SGX NIKKEI Futures	Call	24	15,500.00	JPY	12	06/13/14	(6)
SGX NIKKEI Futures	Call	27	15,750.00	JPY	14	06/13/14	(4)
SGX NIKKEI Futures	Call	35	18,000.00	JPY	18	12/11/14	(14)
SGX NIKKEI Futures	Put	19	14,000.00	JPY	10	05/09/14	(9)
SGX NIKKEI Futures	Put	43	12,500.00	JPY	22	06/12/14	(8)
SGX NIKKEI Futures	Put	43	13,000.00	JPY	22	06/12/14	(17)
SGX NIKKEI Futures	Put	50	500.00	JPY	25	06/13/14	(41)
SGX NIKKEI Futures	Put	20	10,500.00	JPY	10	12/11/14	(9)
SGX NIKKEI Futures	Put	70	12,500.00	JPY	35	12/11/14	(119)
SGX NIKKEI Futures	Put	30	13,000.00	JPY	15	12/12/14	(70)
SGX NIKKEI Futures	Put	103	500.00	JPY	52	06/12/15	(486)
SGX NIKKEI Futures	Put	50	13,000.00	JPY	25	06/12/15	(187)
Soybean Futures	Call	45	1,470.00	USD	225	05/23/14	(126)
Soybean Futures	Put	45	1,470.00	USD	225	05/23/14	(30)
Swaptions
(Fund Receives/Fund Pays)
USD 3 Month LIBOR/USD 0.650%	Call	1	0.00		300	06/18/14	—
USD 3 Month LIBOR/USD 3.560%	Call	2	0.00		2,600	09/11/14	(12)
USD 3 Month LIBOR/USD 3.700%	Call	1	0.00		1,300	09/11/14	(10)
USD 3 Month LIBOR/USD 3.730%	Call	1	0.00		1,300	09/11/14	(10)
USD 3 Month LIBOR/USD 4.350%	Call	1	0.00		1,100	08/20/14	(15)
USD 0.900%/USD 3 Month LIBOR	Put	4	0.00		2,500	06/18/14	(1)
USD 0.900%/USD 3 Month LIBOR	Put	2	0.00		700	06/18/14	—
USD 0.950%/USD 3 Month LIBOR	Put	3	0.00		1,600	09/17/14	(5)
USD 1.000%/USD 3 Month LIBOR	Put	1	0.00		200	06/18/14	—
USD 1.000%/USD 3 Month LIBOR	Put	1	0.00		500	09/17/14	(1)
USD 1.100%/USD 3 Month LIBOR	Put	3	0.00		1,200	09/17/14	(2)
USD 2.925%/USD 3 Month LIBOR	Put	1	0.00		22,100	09/05/14	(8)
USD 2.950%/USD 3 Month LIBOR	Put	1	0.00		22,100	09/05/14	(7)
USD 3 Month LIBOR/USD 4.725%	Put	1	0.00		600	06/27/14	—
USD 3 Month LIBOR/USD 4.733%	Put	1	0.00		600	06/27/14	—
USD 3.625%/USD 3 Month LIBOR	Put	1	0.00		4,700	08/20/14	(2)
USD 3.625%/USD 3 Month LIBOR	Put	1	0.00		4,700	08/26/14	(3)
USD 3.700%/USD 3 Month LIBOR	Put	1	0.00		4,700	08/21/14	(2)
USD 4.008%/USD 3 Month LIBOR	Put	1	0.00		600	05/14/14	—
USD 4.086%/USD 3 Month LIBOR	Put	1	0.00		1,300	05/14/14	—
USD 4.095%/USD 3 Month LIBOR	Put	1	0.00		700	05/14/14	—
USD 4.670%/USD 3 Month LIBOR	Put	1	0.00		100	07/11/14	—
USD 4.670%/USD 3 Month LIBOR	Put	1	0.00		500	07/11/14	(1)
Tesla Motors, Inc.	Call	8	210.00	USD	1	05/17/14	(10)
Total Liability for Options Written (premiums received $9,761)							(5,651)

Transactions in options written contracts for the period ended April 30, 2014 were as follows:
			Number of	Premiums
			Contracts	Received
Outstanding October 31, 2013			6,063		$10,025
Opened			22,784		19,670
Closed			(13,165)		(13,386)
Expired			(11,707)		(6,548)
Outstanding April 30, 2014			3,975		$9,761

See accompanying notes which are an integral part of the financial statements.

490 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Bank of America	USD	236	BRL	529	05/05/14	1
Bank of America	USD	14,913	EUR	10,778	05/02/14	40
Bank of America	USD	12	EUR	8	05/28/14	—
Bank of America	USD	24	EUR	17	05/28/14	—
Bank of America	USD	38	EUR	28	05/28/14	—
Bank of America	USD	41	EUR	30	05/28/14	—
Bank of America	USD	43	EUR	31	05/28/14	—
Bank of America	USD	66	EUR	48	05/28/14	—
Bank of America	USD	82	EUR	59	05/28/14	—
Bank of America	USD	377	EUR	271	05/28/14	(1)
Bank of America	BRL	529	USD	222	05/05/14	(15)
Bank of America	EUR	1,329	USD	1,832	05/02/14	(12)
Bank of America	EUR	1	USD	1	05/28/14	—
Bank of America	EUR	2	USD	2	05/28/14	—
Bank of America	EUR	2	USD	3	05/28/14	—
Bank of America	EUR	3	USD	3	05/28/14	—
Bank of America	EUR	7	USD	9	05/28/14	—
Bank of America	EUR	11	USD	15	05/28/14	—
Bank of America	EUR	16	USD	22	05/28/14	—
Bank of America	EUR	19	USD	26	05/28/14	—
Bank of America	EUR	35	USD	49	05/28/14	—
Bank of America	EUR	43	USD	59	05/28/14	(1)
Bank of America	EUR	57	USD	79	05/28/14	—
Bank of America	EUR	73	USD	101	05/28/14	(1)
Bank of America	EUR	353	USD	486	05/28/14	(4)
Bank of America	EUR	950	USD	1,322	05/28/14	5
Bank of America	EUR	10,778	USD	14,911	06/03/14	(39)
Bank of America	JPY	53,600	USD	522	05/13/14	(2)
Barclays	USD	3,327	AUD	3,570	06/18/14	(22)
Barclays	USD	7,140	CAD	7,817	06/18/14	(16)
Barclays	USD	7,140	CHF	6,275	06/18/14	(7)
Barclays	USD	7,275	CNY	44,559	05/27/14	(163)
Barclays	USD	195	EUR	141	05/02/14	1
Barclays	USD	22,551	EUR	16,300	05/02/14	63
Barclays	USD	2,291	EUR	1,665	06/18/14	19
Barclays	USD	4,956	EUR	3,570	06/18/14	(4)
Barclays	USD	3,570	IDR 40,483,384		05/12/14	(73)
Barclays	USD	3,260	JPY	334,166	05/01/14	9
Barclays	USD	3,260	JPY	332,573	06/18/14	(6)
Barclays	USD	3,570	JPY	362,068	06/18/14	(27)
Barclays	USD	3,570	JPY	362,068	06/18/14	(27)
Barclays	USD	7,140	JPY	724,832	06/18/14	(48)
Barclays	USD	7,140	JPY	724,844	06/18/14	(48)
Barclays	USD	7,140	JPY	725,879	06/18/14	(38)
Barclays	USD	7,140	JPY	724,858	06/18/14	(48)
Barclays	USD	31,843	JPY	3,271,258	06/18/14	163
Barclays	USD	3,550	MXN	46,798	06/18/14	14
Barclays	USD	11,010	NOK	65,640	06/18/14	13
Barclays	USD	1,516	NZD	1,785	06/18/14	18
Barclays	USD	3,043	NZD	3,570	06/18/14	23
Barclays	USD	1,775	ZAR	18,993	06/18/14	18
Barclays	AUD	3,570	JPY	337,284	06/18/14	(6)
Barclays	AUD	3,210	JPY	291,102	06/19/14	(124)
Barclays	AUD	1,665	USD	1,513	06/18/14	(29)
Barclays	AUD	2,498	USD	2,274	06/18/14	(39)
Barclays	BRL	455	USD	190	06/03/14	(12)
Barclays	BRL	766	USD	321	06/03/14	(20)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 491

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Barclays	BRL	15,431	USD	6,660	06/18/14	(170)
Barclays	CAD	7,774	USD	7,100	05/12/14	9
Barclays	EUR	3,210	AUD	4,955	06/18/14	136
Barclays	EUR	19,260	CHF	23,395	06/18/14	(126)
Barclays	EUR	1,605	GBP	1,343	06/18/14	40
Barclays	EUR	3,260	GBP	2,682	06/18/14	5
Barclays	EUR	16,050	GBP	13,428	06/18/14	398
Barclays	EUR	16,050	GBP	13,428	06/18/14	397
Barclays	EUR	3,274	MXN	60,871	06/18/14	94
Barclays	EUR	334	USD	460	05/02/14	(4)
Barclays	EUR	1,152	USD	1,579	05/02/14	(19)
Barclays	EUR	1,665	USD	2,292	06/18/14	(17)
Barclays	EUR	1,785	USD	2,446	06/18/14	(31)
Barclays	EUR	1,998	USD	2,753	06/18/14	(19)
Barclays	EUR	5,355	USD	7,405	06/18/14	(24)
Barclays	EUR	6,003	USD	8,365	06/18/14	38
Barclays	EUR	6,520	USD	9,005	06/18/14	(40)
Barclays	EUR	6,520	USD	8,993	06/18/14	(51)
Barclays	EUR	6,520	USD	8,992	06/18/14	(52)
Barclays	EUR	8,925	USD	12,350	06/18/14	(31)
Barclays	EUR	16,050	USD	22,367	06/18/14	102
Barclays	GBP	14,638	USD	24,388	06/18/14	(317)
Barclays	HUF	730,314	USD	3,210	06/19/14	(85)
Barclays	INR	216,773	USD	3,570	05/19/14	(13)
Barclays	JPY	617,945	AUD	6,520	06/18/14	(8)
Barclays	JPY	761,559	EUR	5,325	06/18/14	(64)
Barclays	JPY	47,400	USD	468	05/13/14	4
Barclays	JPY	164,384	USD	1,605	06/18/14	(3)
Barclays	JPY	164,762	USD	1,605	06/18/14	(7)
Barclays	JPY	255,842	USD	2,498	06/18/14	(6)
Barclays	JPY	340,320	USD	3,330	06/18/14	—
Barclays	JPY	340,780	USD	3,330	06/18/14	(4)
Barclays	JPY	366,406	USD	3,550	06/18/14	(35)
Barclays	JPY	684,649	USD	6,660	06/18/14	(39)
Barclays	MXN	21,441	USD	1,630	06/18/14	(3)
Barclays	NOK	29,418	EUR	3,570	06/18/14	12
Barclays	NZD	1,775	USD	1,508	06/18/14	(16)
Barclays	NZD	4,655	USD	3,957	06/18/14	(41)
Barclays	RUB	59,251	USD	1,630	06/18/14	(14)
Barclays	RUB	153,333	USD	4,260	06/18/14	5
Barclays	RUB	258,328	USD	7,140	06/18/14	(28)
Barclays	RUB	258,328	USD	7,140	06/18/14	(28)
Barclays	RUB	119,991	USD	3,210	06/19/14	(119)
Barclays	RUB	120,488	USD	3,210	06/19/14	(132)
Barclays	ZAR	17,513	USD	1,605	06/18/14	(48)
Barclays	ZAR	17,546	USD	1,605	06/18/14	(51)
Barclays	ZAR	37,453	USD	3,570	06/18/14	35
BNP Paribas	USD	132	CLP	72,128	05/12/14	(4)
BNP Paribas	USD	91	EUR	66	05/02/14	—
BNP Paribas	USD	17,527	PLN	53,833	06/18/14	204
BNP Paribas	USD	4,173	TRY	9,609	06/18/14	323
BNP Paribas	EUR	4,013	TRY	12,838	06/18/14	440
BNP Paribas	EUR	99	USD	137	06/03/14	—
BNP Paribas	JPY	135,000	USD	1,312	05/13/14	(9)
BNP Paribas	NZD	6,420	USD	5,453	06/18/14	(62)
Citigroup	USD	65	AUD	70	05/02/14	—
Citigroup	USD	3,020	AUD	3,330	06/18/14	64

See accompanying notes which are an integral part of the financial statements.
492 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Citigroup	USD	2,908	AUD	3,210	06/19/14	64
Citigroup	USD	2,908	AUD	3,210	06/19/14	64
Citigroup	USD	5,794	AUD	6,420	06/19/14	150
Citigroup	USD	5,800	AUD	6,420	06/19/14	144
Citigroup	USD	4,576	EUR	3,330	06/18/14	43
Citigroup	USD	4,583	EUR	3,330	06/18/14	36
Citigroup	USD	4,603	EUR	3,330	06/18/14	17
Citigroup	USD	4,606	EUR	3,330	06/18/14	13
Citigroup	USD	4,612	EUR	3,330	06/18/14	7
Citigroup	USD	4,623	EUR	3,330	06/18/14	(4)
Citigroup	USD	4,694	EUR	3,403	06/18/14	26
Citigroup	USD	4,888	EUR	3,550	06/18/14	36
Citigroup	USD	9,014	EUR	6,520	06/18/14	31
Citigroup	USD	9,028	EUR	6,520	06/18/14	16
Citigroup	USD	9,806	EUR	7,100	06/18/14	43
Citigroup	USD	44,646	EUR	32,100	06/18/14	(117)
Citigroup	USD	4,607	EUR	3,330	06/19/14	13
Citigroup	USD	3,260	JPY	334,166	06/18/14	10
Citigroup	USD	3,550	JPY	362,483	06/18/14	(3)
Citigroup	USD	3,570	JPY	364,063	06/18/14	(8)
Citigroup	USD	7,140	JPY	725,862	06/18/14	(38)
Citigroup	USD	1,665	MXN	22,079	06/18/14	17
Citigroup	USD	6,502	NOK	39,009	06/18/14	49
Citigroup	USD	1,775	PLN	5,406	06/18/14	6
Citigroup	USD	1,232	TRY	2,817	06/18/14	86
Citigroup	AUD	3,330	JPY	313,428	06/18/14	(17)
Citigroup	AUD	3,330	USD	3,014	06/18/14	(70)
Citigroup	AUD	3,330	USD	3,013	06/18/14	(70)
Citigroup	AUD	3,570	USD	3,329	06/18/14	23
Citigroup	AUD	8,925	USD	8,348	06/18/14	83
Citigroup	AUD	8,925	USD	8,347	06/18/14	82
Citigroup	AUD	17,109	USD	15,222	06/18/14	(620)
Citigroup	BRL	952	USD	400	06/03/14	(23)
Citigroup	CAD	3,702	USD	3,330	06/18/14	(43)
Citigroup	CAD	5,346	USD	4,815	06/18/14	(57)
Citigroup	CZK	167,397	EUR	6,131	06/18/14	44
Citigroup	CZK	64,760	USD	3,260	06/18/14	(13)
Citigroup	EUR	3,210	HUF	1,010,059	06/18/14	105
Citigroup	EUR	1,555	JPY	218,828	06/18/14	(16)
Citigroup	EUR	4,890	JPY	692,815	06/18/14	(5)
Citigroup	EUR	7,100	JPY	994,947	06/18/14	(114)
Citigroup	EUR	1,665	NOK	13,875	06/18/14	20
Citigroup	EUR	7,704	NOK	64,142	06/18/14	85
Citigroup	EUR	3,210	PLN	13,670	06/18/14	49
Citigroup	EUR	3,260	USD	4,508	06/18/14	(14)
Citigroup	EUR	3,330	USD	4,635	06/18/14	16
Citigroup	EUR	3,330	USD	4,577	06/18/14	(42)
Citigroup	GBP	2,690	EUR	3,210	06/19/14	(87)
Citigroup	GBP	2,690	EUR	3,210	06/19/14	(87)
Citigroup	HUF	1,640,675	USD	7,223	06/18/14	(181)
Citigroup	HUF	2,187,366	USD	9,630	06/18/14	(240)
Citigroup	HUF	1,456,698	USD	6,420	06/19/14	(153)
Citigroup	ILS	11,101	USD	3,210	06/18/14	3
Citigroup	JPY	313,405	AUD	3,330	06/18/14	17
Citigroup	JPY	469,989	EUR	3,330	06/18/14	21
Citigroup	JPY	334,166	USD	3,259	05/01/14	(10)
Citigroup	JPY	6,100	USD	60	05/13/14	—

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 493

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Citigroup	JPY	36,900	USD	362	05/13/14	1
Citigroup	JPY	244,122	USD	2,408	06/18/14	19
Citigroup	JPY	368,876	USD	3,550	06/18/14	(59)
Citigroup	JPY	341,023	USD	3,330	06/19/14	(7)
Citigroup	NZD	326	USD	279	06/18/14	(1)
Citigroup	NZD	1,304	USD	1,114	06/18/14	(6)
Citigroup	NZD	3,550	USD	3,056	06/18/14	7
Citigroup	RUB	119,218	USD	3,260	06/18/14	(48)
Citigroup	ZAR	12,572	USD	1,188	06/18/14	2
Citigroup	ZAR	85,753	USD	7,832	06/18/14	(262)
Credit Suisse	USD	13	AUD	14	06/18/14	—
Credit Suisse	USD	37	AUD	41	06/18/14	1
Credit Suisse	USD	43	AUD	46	06/18/14	—
Credit Suisse	USD	75	AUD	81	06/18/14	(1)
Credit Suisse	USD	78	AUD	84	06/18/14	(1)
Credit Suisse	USD	86	AUD	92	06/18/14	(1)
Credit Suisse	USD	95	AUD	102	06/18/14	(1)
Credit Suisse	USD	101	AUD	112	06/18/14	3
Credit Suisse	USD	121	AUD	132	06/18/14	1
Credit Suisse	USD	137	AUD	153	06/18/14	4
Credit Suisse	USD	140	AUD	151	06/18/14	—
Credit Suisse	USD	148	AUD	157	06/18/14	(2)
Credit Suisse	USD	169	AUD	190	06/18/14	7
Credit Suisse	USD	190	AUD	206	06/18/14	—
Credit Suisse	USD	267	AUD	293	06/18/14	5
Credit Suisse	USD	273	AUD	297	06/18/14	2
Credit Suisse	USD	276	AUD	305	06/18/14	6
Credit Suisse	USD	297	AUD	323	06/18/14	2
Credit Suisse	USD	327	AUD	361	06/18/14	7
Credit Suisse	USD	348	AUD	377	06/18/14	—
Credit Suisse	USD	360	AUD	392	06/18/14	2
Credit Suisse	USD	378	AUD	412	06/18/14	3
Credit Suisse	USD	699	AUD	761	06/18/14	5
Credit Suisse	USD	960	AUD	1,069	06/18/14	30
Credit Suisse	USD	1,132	AUD	1,229	06/18/14	6
Credit Suisse	USD	1,341	AUD	1,481	06/18/14	30
Credit Suisse	USD	1,416	AUD	1,571	06/18/14	39
Credit Suisse	USD	272	BRL	648	05/05/14	18
Credit Suisse	USD	2	BRL	5	06/18/14	—
Credit Suisse	USD	4	BRL	10	06/18/14	—
Credit Suisse	USD	4	BRL	10	06/18/14	—
Credit Suisse	USD	4	BRL	10	06/18/14	—
Credit Suisse	USD	9	BRL	20	06/18/14	—
Credit Suisse	USD	10	BRL	25	06/18/14	1
Credit Suisse	USD	11	BRL	25	06/18/14	1
Credit Suisse	USD	11	BRL	25	06/18/14	—
Credit Suisse	USD	11	BRL	25	06/18/14	—
Credit Suisse	USD	13	BRL	30	06/18/14	1
Credit Suisse	USD	13	BRL	30	06/18/14	—
Credit Suisse	USD	13	BRL	30	06/18/14	—
Credit Suisse	USD	14	BRL	35	06/18/14	1
Credit Suisse	USD	17	BRL	40	06/18/14	1
Credit Suisse	USD	17	BRL	40	06/18/14	—
Credit Suisse	USD	18	BRL	40	06/18/14	—
Credit Suisse	USD	18	BRL	40	06/18/14	—
Credit Suisse	USD	27	BRL	65	06/18/14	2
Credit Suisse	USD	29	BRL	70	06/18/14	2

See accompanying notes which are an integral part of the financial statements.
494 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Credit Suisse	USD	30	BRL	70	06/18/14	1
Credit Suisse	USD	34	BRL	80	06/18/14	2
Credit Suisse	USD	43	BRL	100	06/18/14	2
Credit Suisse	USD	62	BRL	150	06/18/14	4
Credit Suisse	USD	285	BRL	645	06/18/14	1
Credit Suisse	USD	25	CAD	28	06/18/14	—
Credit Suisse	USD	27	CAD	30	06/18/14	—
Credit Suisse	USD	37	CAD	41	06/18/14	—
Credit Suisse	USD	48	CAD	54	06/18/14	1
Credit Suisse	USD	57	CAD	63	06/18/14	—
Credit Suisse	USD	67	CAD	74	06/18/14	—
Credit Suisse	USD	99	CAD	111	06/18/14	2
Credit Suisse	USD	168	CAD	186	06/18/14	2
Credit Suisse	USD	171	CAD	189	06/18/14	1
Credit Suisse	USD	229	CAD	253	06/18/14	2
Credit Suisse	USD	264	CAD	292	06/18/14	2
Credit Suisse	USD	395	CAD	436	06/18/14	2
Credit Suisse	USD	467	CAD	518	06/18/14	5
Credit Suisse	USD	821	CAD	906	06/18/14	5
Credit Suisse	USD	1,706	CAD	1,869	06/18/14	(4)
Credit Suisse	USD	1,821	CAD	2,023	06/18/14	22
Credit Suisse	USD	3,521	CAD	3,884	06/18/14	18
Credit Suisse	USD	57	CHF	50	06/18/14	(1)
Credit Suisse	USD	3	COP	5,000	06/18/14	—
Credit Suisse	USD	3	COP	5,000	06/18/14	—
Credit Suisse	USD	3	COP	5,000	06/18/14	—
Credit Suisse	USD	3	COP	5,000	06/18/14	—
Credit Suisse	USD	5	COP	10,000	06/18/14	—
Credit Suisse	USD	5	COP	10,000	06/18/14	—
Credit Suisse	USD	8	COP	15,000	06/18/14	—
Credit Suisse	USD	12	COP	25,000	06/18/14	—
Credit Suisse	USD	16	COP	30,000	06/18/14	—
Credit Suisse	USD	16	COP	30,000	06/18/14	—
Credit Suisse	USD	21	COP	40,000	06/18/14	—
Credit Suisse	USD	26	COP	50,000	06/18/14	—
Credit Suisse	USD	26	COP	50,000	06/18/14	—
Credit Suisse	USD	56	COP	110,000	06/18/14	1
Credit Suisse	USD	73	COP	145,000	06/18/14	1
Credit Suisse	USD	78	COP	150,000	06/18/14	—
Credit Suisse	USD	5	CZK	100	06/18/14	—
Credit Suisse	USD	5	CZK	100	06/18/14	—
Credit Suisse	USD	8	CZK	150	06/18/14	—
Credit Suisse	USD	20	CZK	400	06/18/14	—
Credit Suisse	USD	30	CZK	600	06/18/14	—
Credit Suisse	USD	48	CZK	950	06/18/14	—
Credit Suisse	USD	95	CZK	1,900	06/18/14	1
Credit Suisse	USD	99	CZK	1,950	06/18/14	(1)
Credit Suisse	USD	118	CZK	2,350	06/18/14	—
Credit Suisse	USD	225	CZK	4,450	06/18/14	(1)
Credit Suisse	USD	26	EUR	19	06/18/14	—
Credit Suisse	USD	41	EUR	30	06/18/14	—
Credit Suisse	USD	92	EUR	67	06/18/14	—
Credit Suisse	USD	117	EUR	85	06/18/14	1
Credit Suisse	USD	195	EUR	141	06/18/14	1
Credit Suisse	USD	214	EUR	155	06/18/14	1
Credit Suisse	USD	230	EUR	166	06/18/14	—
Credit Suisse	USD	292	EUR	212	06/18/14	2

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 495

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Credit Suisse	USD	296	EUR	216	06/18/14	2
Credit Suisse	USD	329	EUR	237	06/18/14	—
Credit Suisse	USD	332	EUR	241	06/18/14	3
Credit Suisse	USD	343	EUR	248	06/18/14	1
Credit Suisse	USD	379	EUR	275	06/18/14	2
Credit Suisse	USD	668	EUR	481	06/18/14	(2)
Credit Suisse	USD	728	EUR	522	06/18/14	(4)
Credit Suisse	USD	2,202	EUR	1,589	06/18/14	2
Credit Suisse	USD	8,883	EUR	6,433	06/18/14	41
Credit Suisse	USD	10,704	EUR	7,798	06/18/14	113
Credit Suisse	USD	10,733	EUR	7,791	06/18/14	74
Credit Suisse	USD	535	GBP	318	06/12/14	2
Credit Suisse	USD	8	GBP	5	06/18/14	—
Credit Suisse	USD	15	GBP	9	06/18/14	—
Credit Suisse	USD	29	GBP	17	06/18/14	—
Credit Suisse	USD	80	GBP	48	06/18/14	2
Credit Suisse	USD	127	GBP	76	06/18/14	—
Credit Suisse	USD	157	GBP	94	06/18/14	2
Credit Suisse	USD	322	GBP	193	06/18/14	3
Credit Suisse	USD	427	GBP	257	06/18/14	6
Credit Suisse	USD	482	GBP	288	06/18/14	4
Credit Suisse	USD	501	GBP	302	06/18/14	8
Credit Suisse	USD	548	GBP	327	06/18/14	3
Credit Suisse	USD	2,233	GBP	1,338	06/18/14	26
Credit Suisse	USD	2,234	GBP	1,338	06/18/14	25
Credit Suisse	USD	2,235	GBP	1,338	06/18/14	24
Credit Suisse	USD	2,238	GBP	1,338	06/18/14	21
Credit Suisse	USD	3,340	GBP	2,008	06/18/14	49
Credit Suisse	USD	5,587	GBP	3,324	06/18/14	24
Credit Suisse	USD	26	HKD	202	06/18/14	—
Credit Suisse	USD	2	HUF	500	06/18/14	—
Credit Suisse	USD	2	HUF	500	06/18/14	—
Credit Suisse	USD	2	HUF	500	06/18/14	—
Credit Suisse	USD	4	HUF	1,000	06/18/14	—
Credit Suisse	USD	9	HUF	2,000	06/18/14	—
Credit Suisse	USD	9	HUF	2,000	06/18/14	—
Credit Suisse	USD	16	HUF	3,500	06/18/14	—
Credit Suisse	USD	35	HUF	8,000	06/18/14	1
Credit Suisse	USD	36	HUF	8,000	06/18/14	—
Credit Suisse	USD	50	HUF	11,000	06/18/14	—
Credit Suisse	USD	58	HUF	13,000	06/18/14	1
Credit Suisse	USD	68	HUF	15,500	06/18/14	2
Credit Suisse	USD	81	HUF	18,000	06/18/14	—
Credit Suisse	USD	4	IDR	50,000	06/18/14	—
Credit Suisse	USD	1	ILS	5	06/18/14	—
Credit Suisse	USD	9	ILS	30	06/18/14	—
Credit Suisse	USD	13	ILS	45	06/18/14	—
Credit Suisse	USD	22	ILS	75	06/18/14	—
Credit Suisse	USD	22	ILS	75	06/18/14	—
Credit Suisse	USD	27	ILS	95	06/18/14	—
Credit Suisse	USD	29	ILS	100	06/18/14	—
Credit Suisse	USD	29	ILS	100	06/18/14	—
Credit Suisse	USD	46	ILS	160	06/18/14	—
Credit Suisse	USD	47	ILS	165	06/18/14	—
Credit Suisse	USD	56	ILS	195	06/18/14	—
Credit Suisse	USD	60	ILS	210	06/18/14	—
Credit Suisse	USD	361	ILS	1,256	06/18/14	2

See accompanying notes which are an integral part of the financial statements.
496 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Credit Suisse	USD	476	ILS	1,654	06/18/14	2
Credit Suisse	USD	561	ILS	1,945	06/18/14	1
Credit Suisse	USD	2	INR	150	06/18/14	—
Credit Suisse	USD	3	INR	200	06/18/14	—
Credit Suisse	USD	3	INR	200	06/18/14	—
Credit Suisse	USD	9	INR	550	06/18/14	—
Credit Suisse	USD	10	INR	600	06/18/14	—
Credit Suisse	USD	11	INR	650	06/18/14	—
Credit Suisse	USD	15	INR	950	06/18/14	—
Credit Suisse	USD	16	INR	1,000	06/18/14	—
Credit Suisse	USD	20	INR	1,200	06/18/14	—
Credit Suisse	USD	22	INR	1,350	06/18/14	—
Credit Suisse	USD	25	INR	1,550	06/18/14	—
Credit Suisse	USD	36	INR	2,200	06/18/14	—
Credit Suisse	USD	42	INR	2,550	06/18/14	—
Credit Suisse	USD	60	INR	3,750	06/18/14	1
Credit Suisse	USD	81	INR	5,000	06/18/14	1
Credit Suisse	USD	137	INR	8,500	06/18/14	3
Credit Suisse	USD	17	JPY	1,701	06/18/14	—
Credit Suisse	USD	30	JPY	3,074	06/18/14	—
Credit Suisse	USD	59	JPY	5,992	06/18/14	—
Credit Suisse	USD	95	JPY	9,752	06/18/14	—
Credit Suisse	USD	142	JPY	14,472	06/18/14	—
Credit Suisse	USD	142	JPY	14,500	06/18/14	—
Credit Suisse	USD	248	JPY	25,380	06/18/14	—
Credit Suisse	USD	262	JPY	26,500	06/18/14	(2)
Credit Suisse	USD	283	JPY	29,039	06/18/14	1
Credit Suisse	USD	694	JPY	70,465	06/18/14	(5)
Credit Suisse	USD	707	JPY	71,779	06/18/14	(4)
Credit Suisse	USD	801	JPY	82,030	06/18/14	1
Credit Suisse	USD	1,034	JPY	104,901	06/18/14	(8)
Credit Suisse	USD	1,085	JPY	110,626	06/18/14	(3)
Credit Suisse	USD	1,125	JPY	115,320	06/18/14	3
Credit Suisse	USD	1,408	JPY	143,686	06/18/14	(2)
Credit Suisse	USD	1,571	JPY	159,544	06/18/14	(10)
Credit Suisse	USD	1,874	JPY	191,020	06/18/14	(6)
Credit Suisse	USD	4,758	JPY	483,721	06/18/14	(25)
Credit Suisse	USD	14	KRW	15,000	06/18/14	—
Credit Suisse	USD	14	KRW	15,000	06/18/14	—
Credit Suisse	USD	19	KRW	20,000	06/18/14	1
Credit Suisse	USD	24	KRW	25,000	06/18/14	—
Credit Suisse	USD	29	KRW	30,000	06/18/14	—
Credit Suisse	USD	43	KRW	45,000	06/18/14	—
Credit Suisse	USD	52	KRW	55,000	06/18/14	1
Credit Suisse	USD	58	KRW	60,000	06/18/14	—
Credit Suisse	USD	61	KRW	65,000	06/18/14	2
Credit Suisse	USD	66	KRW	70,000	06/18/14	1
Credit Suisse	USD	79	KRW	85,000	06/18/14	3
Credit Suisse	USD	89	KRW	95,000	06/18/14	3
Credit Suisse	USD	104	KRW	110,000	06/18/14	3
Credit Suisse	USD	116	KRW	124,189	06/18/14	4
Credit Suisse	USD	201	KRW	215,000	06/18/14	7
Credit Suisse	USD	206	KRW	221,023	06/18/14	8
Credit Suisse	USD	225	KRW	240,000	06/18/14	6
Credit Suisse	USD	245	KRW	260,000	06/18/14	6
Credit Suisse	USD	343	KRW	366,234	06/18/14	11
Credit Suisse	USD	343	KRW	367,130	06/18/14	11

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 497

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Credit Suisse	USD	412	KRW	441,425	06/18/14	15
Credit Suisse	USD	1,746	KRW 1,805,000		06/18/14	(3)
Credit Suisse	USD	8	MXN	100	06/18/14	—
Credit Suisse	USD	8	MXN	100	06/18/14	—
Credit Suisse	USD	11	MXN	150	06/18/14	—
Credit Suisse	USD	15	MXN	200	06/18/14	—
Credit Suisse	USD	30	MXN	400	06/18/14	—
Credit Suisse	USD	30	MXN	400	06/18/14	—
Credit Suisse	USD	50	MXN	650	06/18/14	—
Credit Suisse	USD	61	MXN	800	06/18/14	—
Credit Suisse	USD	72	MXN	950	06/18/14	—
Credit Suisse	USD	156	MXN	2,050	06/18/14	—
Credit Suisse	USD	346	MXN	4,550	06/18/14	1
Credit Suisse	USD	350	MXN	4,650	06/18/14	4
Credit Suisse	USD	2	MYR	5	06/18/14	—
Credit Suisse	USD	5	MYR	15	06/18/14	—
Credit Suisse	USD	8	MYR	25	06/18/14	—
Credit Suisse	USD	18	MYR	60	06/18/14	—
Credit Suisse	USD	23	MYR	75	06/18/14	—
Credit Suisse	USD	23	MYR	75	06/18/14	—
Credit Suisse	USD	46	MYR	150	06/18/14	(1)
Credit Suisse	USD	57	MYR	185	06/18/14	(1)
Credit Suisse	USD	58	MYR	190	06/18/14	—
Credit Suisse	USD	64	MYR	210	06/18/14	—
Credit Suisse	USD	88	MYR	290	06/18/14	—
Credit Suisse	USD	96	MYR	315	06/18/14	1
Credit Suisse	USD	1	NOK	8	06/18/14	—
Credit Suisse	USD	20	NOK	122	06/18/14	—
Credit Suisse	USD	23	NOK	139	06/18/14	—
Credit Suisse	USD	59	NOK	354	06/18/14	—
Credit Suisse	USD	97	NOK	582	06/18/14	1
Credit Suisse	USD	115	NOK	694	06/18/14	1
Credit Suisse	USD	126	NOK	753	06/18/14	1
Credit Suisse	USD	148	NOK	881	06/18/14	—
Credit Suisse	USD	236	NOK	1,412	06/18/14	1
Credit Suisse	USD	324	NOK	1,944	06/18/14	2
Credit Suisse	USD	338	NOK	2,032	06/18/14	3
Credit Suisse	USD	354	NOK	2,136	06/18/14	5
Credit Suisse	USD	398	NOK	2,389	06/18/14	3
Credit Suisse	USD	486	NOK	2,911	06/18/14	3
Credit Suisse	USD	516	NOK	3,124	06/18/14	9
Credit Suisse	USD	529	NOK	3,187	06/18/14	7
Credit Suisse	USD	790	NOK	4,752	06/18/14	8
Credit Suisse	USD	11	NZD	14	06/18/14	—
Credit Suisse	USD	19	NZD	23	06/18/14	—
Credit Suisse	USD	57	NZD	68	06/18/14	1
Credit Suisse	USD	150	NZD	179	06/18/14	4
Credit Suisse	USD	161	NZD	189	06/18/14	1
Credit Suisse	USD	190	NZD	224	06/18/14	2
Credit Suisse	USD	268	NZD	316	06/18/14	4
Credit Suisse	USD	269	NZD	317	06/18/14	3
Credit Suisse	USD	275	NZD	322	06/18/14	1
Credit Suisse	USD	291	NZD	347	06/18/14	7
Credit Suisse	USD	305	NZD	360	06/18/14	4
Credit Suisse	USD	399	NZD	479	06/18/14	12
Credit Suisse	USD	415	NZD	488	06/18/14	4
Credit Suisse	USD	600	NZD	713	06/18/14	12

See accompanying notes which are an integral part of the financial statements.
498 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Credit Suisse	USD	900	NZD	1,077	06/18/14	26
Credit Suisse	USD	916	NZD	1,089	06/18/14	19
Credit Suisse	USD	1,137	NZD	1,367	06/18/14	36
Credit Suisse	USD	1,199	NZD	1,441	06/18/14	38
Credit Suisse	USD	1,247	NZD	1,502	06/18/14	43
Credit Suisse	USD	1,342	NZD	1,574	06/18/14	10
Credit Suisse	USD	10	PHP	450	06/18/14	—
Credit Suisse	USD	28	PHP	1,250	06/18/14	—
Credit Suisse	USD	29	PHP	1,300	06/18/14	—
Credit Suisse	USD	29	PHP	1,300	06/18/14	—
Credit Suisse	USD	29	PHP	1,300	06/18/14	—
Credit Suisse	USD	31	PHP	1,400	06/18/14	—
Credit Suisse	USD	38	PHP	1,700	06/18/14	—
Credit Suisse	USD	43	PHP	1,900	06/18/14	—
Credit Suisse	USD	44	PHP	1,950	06/18/14	—
Credit Suisse	USD	73	PHP	3,250	06/18/14	—
Credit Suisse	USD	115	PHP	5,100	06/18/14	(1)
Credit Suisse	USD	171	PHP	7,700	06/18/14	2
Credit Suisse	USD	15	PLN	45	06/18/14	—
Credit Suisse	USD	36	PLN	110	06/18/14	—
Credit Suisse	USD	39	PLN	120	06/18/14	—
Credit Suisse	USD	69	PLN	210	06/18/14	—
Credit Suisse	USD	76	PLN	230	06/18/14	—
Credit Suisse	USD	105	PLN	320	06/18/14	—
Credit Suisse	USD	123	PLN	375	06/18/14	—
Credit Suisse	USD	160	PLN	490	06/18/14	1
Credit Suisse	USD	288	PLN	883	06/18/14	3
Credit Suisse	USD	288	PLN	876	06/18/14	—
Credit Suisse	USD	361	PLN	1,108	06/18/14	3
Credit Suisse	USD	389	PLN	1,192	06/18/14	3
Credit Suisse	USD	607	PLN	1,850	06/18/14	2
Credit Suisse	USD	723	PLN	2,201	06/18/14	2
Credit Suisse	USD	3	RUB	100	06/18/14	—
Credit Suisse	USD	4	RUB	150	06/18/14	—
Credit Suisse	USD	4	RUB	150	06/18/14	—
Credit Suisse	USD	17	RUB	650	06/18/14	1
Credit Suisse	USD	21	RUB	800	06/18/14	1
Credit Suisse	USD	22	RUB	824	06/18/14	1
Credit Suisse	USD	29	RUB	1,089	06/18/14	1
Credit Suisse	USD	61	RUB	2,200	06/18/14	—
Credit Suisse	USD	75	RUB	2,700	06/18/14	—
Credit Suisse	USD	99	RUB	3,700	06/18/14	4
Credit Suisse	USD	127	RUB	4,750	06/18/14	5
Credit Suisse	USD	138	RUB	5,100	06/18/14	3
Credit Suisse	USD	213	RUB	7,750	06/18/14	2
Credit Suisse	USD	233	RUB	8,750	06/18/14	10
Credit Suisse	USD	249	RUB	9,000	06/18/14	1
Credit Suisse	USD	350	RUB	12,950	06/18/14	9
Credit Suisse	USD	3	SEK	22	06/18/14	—
Credit Suisse	USD	30	SEK	198	06/18/14	—
Credit Suisse	USD	49	SEK	319	06/18/14	—
Credit Suisse	USD	62	SEK	399	06/18/14	(1)
Credit Suisse	USD	110	SEK	698	06/18/14	(3)
Credit Suisse	USD	119	SEK	775	06/18/14	1
Credit Suisse	USD	252	SEK	1,609	06/18/14	(4)
Credit Suisse	USD	340	SEK	2,182	06/18/14	(4)
Credit Suisse	USD	423	SEK	2,762	06/18/14	2

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 499

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Credit Suisse	USD	458	SEK	2,927	06/18/14	(8)
Credit Suisse	USD	511	SEK	3,247	06/18/14	(12)
Credit Suisse	USD	527	SEK	3,373	06/18/14	(9)
Credit Suisse	USD	700	SEK	4,520	06/18/14	(5)
Credit Suisse	USD	771	SEK	4,967	06/18/14	(8)
Credit Suisse	USD	1,050	SEK	6,756	06/18/14	(12)
Credit Suisse	USD	1,260	SEK	8,134	06/18/14	(10)
Credit Suisse	USD	4	SGD	5	06/18/14	—
Credit Suisse	USD	4	SGD	5	06/18/14	—
Credit Suisse	USD	4	SGD	5	06/18/14	—
Credit Suisse	USD	4	SGD	5	06/18/14	—
Credit Suisse	USD	12	SGD	15	06/18/14	—
Credit Suisse	USD	20	SGD	25	06/18/14	—
Credit Suisse	USD	20	SGD	25	06/18/14	—
Credit Suisse	USD	24	SGD	30	06/18/14	—
Credit Suisse	USD	28	SGD	35	06/18/14	—
Credit Suisse	USD	56	SGD	70	06/18/14	—
Credit Suisse	USD	75	SGD	95	06/18/14	1
Credit Suisse	USD	92	SGD	115	06/18/14	(1)
Credit Suisse	USD	119	SGD	150	06/18/14	—
Credit Suisse	USD	127	SGD	160	06/18/14	1
Credit Suisse	USD	171	SGD	215	06/18/14	1
Credit Suisse	USD	177	SGD	225	06/18/14	2
Credit Suisse	USD	190	SGD	240	06/18/14	2
Credit Suisse	USD	193	SGD	245	06/18/14	2
Credit Suisse	USD	254	SGD	320	06/18/14	1
Credit Suisse	USD	495	SGD	625	06/18/14	4
Credit Suisse	USD	629	SGD	790	06/18/14	1
Credit Suisse	USD	21	TRY	45	06/18/14	—
Credit Suisse	USD	57	TRY	125	06/18/14	1
Credit Suisse	USD	60	TRY	130	06/18/14	1
Credit Suisse	USD	85	TRY	185	06/18/14	1
Credit Suisse	USD	93	TRY	200	06/18/14	—
Credit Suisse	USD	121	TRY	265	06/18/14	3
Credit Suisse	USD	128	TRY	280	06/18/14	3
Credit Suisse	USD	180	TRY	395	06/18/14	5
Credit Suisse	USD	292	TRY	655	06/18/14	14
Credit Suisse	USD	20	TWD	600	06/18/14	—
Credit Suisse	USD	26	TWD	800	06/18/14	—
Credit Suisse	USD	38	TWD	1,150	06/18/14	—
Credit Suisse	USD	41	TWD	1,250	06/18/14	—
Credit Suisse	USD	46	TWD	1,400	06/18/14	—
Credit Suisse	USD	55	TWD	1,650	06/18/14	—
Credit Suisse	USD	91	TWD	2,750	06/18/14	—
Credit Suisse	USD	93	TWD	2,800	06/18/14	—
Credit Suisse	USD	116	TWD	3,500	06/18/14	—
Credit Suisse	USD	126	TWD	3,800	06/18/14	—
Credit Suisse	USD	153	TWD	4,600	06/18/14	(1)
Credit Suisse	USD	171	TWD	5,150	06/18/14	—
Credit Suisse	USD	472	TWD	14,150	06/18/14	(3)
Credit Suisse	USD	505	TWD	15,300	06/18/14	2
Credit Suisse	USD	606	TWD	18,450	06/18/14	6
Credit Suisse	USD	9	ZAR	100	06/18/14	—
Credit Suisse	USD	9	ZAR	100	06/18/14	—
Credit Suisse	USD	9	ZAR	100	06/18/14	—
Credit Suisse	USD	14	ZAR	150	06/18/14	—
Credit Suisse	USD	18	ZAR	200	06/18/14	1

See accompanying notes which are an integral part of the financial statements.
500 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	USD	19	ZAR	200	06/18/14	—
Credit Suisse	USD	19	ZAR	200	06/18/14	—
Credit Suisse	USD	28	ZAR	300	06/18/14	—
Credit Suisse	USD	37	ZAR	400	06/18/14	—
Credit Suisse	USD	54	ZAR	600	06/18/14	2
Credit Suisse	USD	55	ZAR	600	06/18/14	2
Credit Suisse	USD	57	ZAR	600	06/18/14	—
Credit Suisse	USD	62	ZAR	650	06/18/14	—
Credit Suisse	USD	66	ZAR	700	06/18/14	—
Credit Suisse	USD	66	ZAR	700	06/18/14	—
Credit Suisse	USD	72	ZAR	750	06/18/14	(1)
Credit Suisse	USD	340	ZAR	3,650	06/18/14	5
Credit Suisse	USD	350	ZAR	3,800	06/18/14	9
Credit Suisse	AUD	84	USD	77	06/18/14	—
Credit Suisse	AUD	100	USD	92	06/18/14	—
Credit Suisse	AUD	118	USD	104	06/18/14	(5)
Credit Suisse	AUD	133	USD	123	06/18/14	—
Credit Suisse	AUD	178	USD	159	06/18/14	(6)
Credit Suisse	AUD	197	USD	184	06/18/14	1
Credit Suisse	AUD	210	USD	189	06/18/14	(5)
Credit Suisse	AUD	409	USD	368	06/18/14	(10)
Credit Suisse	AUD	1,639	USD	1,456	06/18/14	(61)
Credit Suisse	AUD	8,317	USD	7,454	06/18/14	(248)
Credit Suisse	BRL	648	USD	290	05/05/14	(1)
Credit Suisse	BRL	75	USD	33	06/18/14	—
Credit Suisse	BRL	125	USD	52	06/18/14	(3)
Credit Suisse	BRL	125	USD	52	06/18/14	(3)
Credit Suisse	BRL	138	USD	57	06/18/14	(4)
Credit Suisse	BRL	141	USD	59	06/18/14	(4)
Credit Suisse	BRL	165	USD	70	06/18/14	(3)
Credit Suisse	BRL	167	USD	70	06/18/14	(4)
Credit Suisse	CAD	5	USD	4	06/18/14	—
Credit Suisse	CAD	69	USD	62	06/18/14	—
Credit Suisse	CAD	159	USD	144	06/18/14	—
Credit Suisse	CAD	160	USD	143	06/18/14	(2)
Credit Suisse	CAD	197	USD	176	06/18/14	(3)
Credit Suisse	CAD	198	USD	176	06/18/14	(5)
Credit Suisse	CAD	203	USD	180	06/18/14	(5)
Credit Suisse	CAD	210	USD	191	06/18/14	—
Credit Suisse	CAD	315	USD	280	06/18/14	(7)
Credit Suisse	CAD	466	USD	421	06/18/14	(4)
Credit Suisse	CAD	479	USD	431	06/18/14	(5)
Credit Suisse	CAD	557	USD	496	06/18/14	(11)
Credit Suisse	CAD	1,472	USD	1,323	06/18/14	(18)
Credit Suisse	CAD	1,868	USD	1,699	06/18/14	(3)
Credit Suisse	CAD	1,885	USD	1,699	06/18/14	(19)
Credit Suisse	CAD	1,885	USD	1,698	06/18/14	(20)
Credit Suisse	CAD	2,158	USD	1,967	06/18/14	1
Credit Suisse	CAD	3,736	USD	3,367	06/18/14	(38)
Credit Suisse	CHF	27	USD	30	06/18/14	—
Credit Suisse	CLP	7,500	USD	13	06/18/14	—
Credit Suisse	CLP	33,605	USD	58	06/18/14	(1)
Credit Suisse	CLP	36,499	USD	63	06/18/14	(1)
Credit Suisse	CLP	65,198	USD	115	06/18/14	—
Credit Suisse	CLP	65,198	USD	115	06/18/14	—
Credit Suisse	COP	201,779	USD	98	06/18/14	(6)
Credit Suisse	COP	678,221	USD	330	06/18/14	(19)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 501

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	CZK	400	USD	20	06/18/14	—
Credit Suisse	CZK	850	USD	42	06/18/14	(1)
Credit Suisse	CZK	950	USD	48	06/18/14	—
Credit Suisse	CZK	1,150	USD	58	06/18/14	(1)
Credit Suisse	CZK	1,600	USD	81	06/18/14	—
Credit Suisse	CZK	2,850	USD	143	06/18/14	(1)
Credit Suisse	CZK	12,150	USD	620	06/18/14	6
Credit Suisse	EUR	1,005	USD	1,386	05/02/14	(8)
Credit Suisse	EUR	10	USD	14	06/18/14	—
Credit Suisse	EUR	35	USD	49	06/18/14	—
Credit Suisse	EUR	37	USD	51	06/18/14	—
Credit Suisse	EUR	41	USD	56	06/18/14	—
Credit Suisse	EUR	59	USD	81	06/18/14	—
Credit Suisse	EUR	70	USD	96	06/18/14	(1)
Credit Suisse	EUR	70	USD	95	06/18/14	(1)
Credit Suisse	EUR	78	USD	107	06/18/14	(1)
Credit Suisse	EUR	98	USD	134	06/18/14	(2)
Credit Suisse	EUR	129	USD	177	06/18/14	(1)
Credit Suisse	EUR	130	USD	179	06/18/14	(1)
Credit Suisse	EUR	136	USD	187	06/18/14	(1)
Credit Suisse	EUR	289	USD	400	06/18/14	(1)
Credit Suisse	EUR	367	USD	506	06/18/14	(3)
Credit Suisse	EUR	415	USD	578	06/18/14	2
Credit Suisse	EUR	436	USD	600	06/18/14	(5)
Credit Suisse	EUR	739	USD	1,014	06/18/14	(10)
Credit Suisse	EUR	1,034	USD	1,435	06/18/14	1
Credit Suisse	EUR	1,112	USD	1,532	06/18/14	(11)
Credit Suisse	EUR	1,502	USD	2,072	06/18/14	(11)
Credit Suisse	EUR	1,958	USD	2,720	06/18/14	4
Credit Suisse	EUR	2,744	USD	3,810	06/18/14	3
Credit Suisse	EUR	3,564	USD	4,888	06/18/14	(55)
Credit Suisse	GBP	2	USD	2	06/18/14	—
Credit Suisse	GBP	4	USD	7	06/18/14	—
Credit Suisse	GBP	7	USD	12	06/18/14	—
Credit Suisse	GBP	10	USD	17	06/18/14	—
Credit Suisse	GBP	13	USD	21	06/18/14	(1)
Credit Suisse	GBP	17	USD	28	06/18/14	—
Credit Suisse	GBP	17	USD	29	06/18/14	—
Credit Suisse	GBP	18	USD	30	06/18/14	—
Credit Suisse	GBP	22	USD	37	06/18/14	—
Credit Suisse	GBP	32	USD	53	06/18/14	(1)
Credit Suisse	GBP	40	USD	67	06/18/14	(1)
Credit Suisse	GBP	40	USD	66	06/18/14	(1)
Credit Suisse	GBP	49	USD	82	06/18/14	(1)
Credit Suisse	GBP	56	USD	92	06/18/14	(1)
Credit Suisse	GBP	84	USD	140	06/18/14	(2)
Credit Suisse	GBP	134	USD	220	06/18/14	(5)
Credit Suisse	GBP	136	USD	227	06/18/14	(3)
Credit Suisse	GBP	186	USD	307	06/18/14	(7)
Credit Suisse	GBP	249	USD	410	06/18/14	(10)
Credit Suisse	GBP	278	USD	462	06/18/14	(7)
Credit Suisse	GBP	333	USD	555	06/18/14	(7)
Credit Suisse	GBP	537	USD	891	06/18/14	(14)
Credit Suisse	GBP	1,025	USD	1,700	06/18/14	(30)
Credit Suisse	GBP	1,167	USD	1,957	06/18/14	(12)
Credit Suisse	GBP	1,455	USD	2,419	06/18/14	(37)
Credit Suisse	HUF	67,195	USD	297	06/18/14	(6)

See accompanying notes which are an integral part of the financial statements.
502 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	HUF	76,805	USD	338	06/18/14	(8)
Credit Suisse	IDR	1,600,000	USD	136	06/18/14	(1)
Credit Suisse	ILS	5	USD	1	06/18/14	—
Credit Suisse	ILS	40	USD	11	06/18/14	—
Credit Suisse	ILS	60	USD	17	06/18/14	—
Credit Suisse	ILS	135	USD	39	06/18/14	—
Credit Suisse	ILS	160	USD	46	06/18/14	—
Credit Suisse	ILS	515	USD	149	06/18/14	—
Credit Suisse	INR	550	USD	9	06/18/14	—
Credit Suisse	INR	1,900	USD	31	06/18/14	—
Credit Suisse	INR	2,650	USD	43	06/18/14	(1)
Credit Suisse	INR	2,700	USD	44	06/18/14	(1)
Credit Suisse	INR	3,650	USD	59	06/18/14	(1)
Credit Suisse	INR	3,719	USD	60	06/18/14	(1)
Credit Suisse	INR	4,004	USD	64	06/18/14	(1)
Credit Suisse	INR	4,024	USD	64	06/18/14	(2)
Credit Suisse	INR	4,375	USD	71	06/18/14	(1)
Credit Suisse	INR	6,028	USD	97	06/18/14	(2)
Credit Suisse	INR	6,350	USD	104	06/18/14	—
Credit Suisse	JPY	612	USD	6	06/18/14	—
Credit Suisse	JPY	3,500	USD	34	06/18/14	—
Credit Suisse	JPY	4,500	USD	44	06/18/14	—
Credit Suisse	JPY	8,216	USD	81	06/18/14	—
Credit Suisse	JPY	11,500	USD	112	06/18/14	(1)
Credit Suisse	JPY	12,598	USD	123	06/18/14	—
Credit Suisse	JPY	36,196	USD	348	06/18/14	(6)
Credit Suisse	JPY	38,557	USD	374	06/18/14	(3)
Credit Suisse	JPY	42,455	USD	415	06/18/14	—
Credit Suisse	JPY	47,131	USD	460	06/18/14	(2)
Credit Suisse	JPY	49,673	USD	478	06/18/14	(8)
Credit Suisse	JPY	65,427	USD	631	06/18/14	(9)
Credit Suisse	JPY	89,498	USD	871	06/18/14	(5)
Credit Suisse	JPY	91,482	USD	884	06/18/14	(11)
Credit Suisse	JPY	99,443	USD	968	06/18/14	(5)
Credit Suisse	JPY	147,625	USD	1,432	06/18/14	(12)
Credit Suisse	JPY	177,188	USD	1,716	06/18/14	(18)
Credit Suisse	JPY	204,915	USD	1,993	06/18/14	(12)
Credit Suisse	JPY	408,574	USD	3,957	06/18/14	(40)
Credit Suisse	JPY	423,923	USD	4,137	06/18/14	(10)
Credit Suisse	JPY	453,550	USD	4,408	06/18/14	(29)
Credit Suisse	JPY	668,937	USD	6,531	06/18/14	(14)
Credit Suisse	KRW	5,000	USD	5	06/18/14	—
Credit Suisse	KRW	15,000	USD	14	06/18/14	(1)
Credit Suisse	KRW	60,000	USD	58	06/18/14	—
Credit Suisse	KRW	120,000	USD	111	06/18/14	(5)
Credit Suisse	KRW	160,000	USD	148	06/18/14	(6)
Credit Suisse	KRW	165,000	USD	154	06/18/14	(6)
Credit Suisse	KRW	185,000	USD	172	06/18/14	(6)
Credit Suisse	KRW	435,000	USD	418	06/18/14	(2)
Credit Suisse	KRW	460,000	USD	428	06/18/14	(16)
Credit Suisse	MXN	50	USD	4	06/18/14	—
Credit Suisse	MXN	250	USD	19	06/18/14	—
Credit Suisse	MXN	250	USD	19	06/18/14	—
Credit Suisse	MXN	300	USD	23	06/18/14	—
Credit Suisse	MXN	450	USD	34	06/18/14	(1)
Credit Suisse	MXN	1,700	USD	128	06/18/14	(2)
Credit Suisse	MXN	3,500	USD	266	06/18/14	—

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 503

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	MXN	4,327	USD	326	06/18/14	(4)
Credit Suisse	MXN	11,623	USD	872	06/18/14	(13)
Credit Suisse	MYR	10	USD	3	06/18/14	—
Credit Suisse	MYR	40	USD	12	06/18/14	—
Credit Suisse	MYR	85	USD	26	06/18/14	—
Credit Suisse	MYR	110	USD	34	06/18/14	—
Credit Suisse	MYR	140	USD	42	06/18/14	—
Credit Suisse	MYR	190	USD	58	06/18/14	—
Credit Suisse	MYR	2,300	USD	700	06/18/14	(2)
Credit Suisse	NOK	57	USD	9	06/18/14	—
Credit Suisse	NOK	89	USD	15	06/18/14	—
Credit Suisse	NOK	138	USD	23	06/18/14	—
Credit Suisse	NOK	1,148	USD	189	06/18/14	(3)
Credit Suisse	NOK	1,168	USD	196	06/18/14	—
Credit Suisse	NOK	1,614	USD	267	06/18/14	(4)
Credit Suisse	NOK	2,395	USD	399	06/18/14	(3)
Credit Suisse	NOK	3,097	USD	508	06/18/14	(12)
Credit Suisse	NOK	3,247	USD	536	06/18/14	(10)
Credit Suisse	NOK	3,538	USD	582	06/18/14	(12)
Credit Suisse	NOK	7,944	USD	1,326	06/18/14	(7)
Credit Suisse	NZD	26	USD	22	06/18/14	—
Credit Suisse	NZD	42	USD	35	06/18/14	—
Credit Suisse	NZD	67	USD	57	06/18/14	—
Credit Suisse	NZD	97	USD	83	06/18/14	—
Credit Suisse	NZD	100	USD	85	06/18/14	—
Credit Suisse	NZD	102	USD	87	06/18/14	—
Credit Suisse	NZD	111	USD	95	06/18/14	—
Credit Suisse	NZD	208	USD	179	06/18/14	1
Credit Suisse	NZD	232	USD	198	06/18/14	(1)
Credit Suisse	NZD	247	USD	211	06/18/14	(1)
Credit Suisse	NZD	302	USD	256	06/18/14	(3)
Credit Suisse	NZD	611	USD	518	06/18/14	(7)
Credit Suisse	NZD	1,562	USD	1,346	06/18/14	5
Credit Suisse	NZD	1,805	USD	1,532	06/18/14	(19)
Credit Suisse	NZD	2,930	USD	2,529	06/18/14	13
Credit Suisse	PHP	850	USD	19	06/18/14	—
Credit Suisse	PHP	1,250	USD	28	06/18/14	—
Credit Suisse	PHP	2,600	USD	57	06/18/14	(1)
Credit Suisse	PHP	2,750	USD	60	06/18/14	(1)
Credit Suisse	PHP	5,346	USD	119	06/18/14	—
Credit Suisse	PHP	8,036	USD	180	06/18/14	—
Credit Suisse	PHP	8,049	USD	180	06/18/14	—
Credit Suisse	PHP	8,055	USD	180	06/18/14	—
Credit Suisse	PHP	12,064	USD	271	06/18/14	—
Credit Suisse	PLN	55	USD	18	06/18/14	—
Credit Suisse	PLN	70	USD	23	06/18/14	—
Credit Suisse	PLN	130	USD	42	06/18/14	—
Credit Suisse	PLN	135	USD	44	06/18/14	—
Credit Suisse	PLN	140	USD	46	06/18/14	—
Credit Suisse	PLN	165	USD	54	06/18/14	—
Credit Suisse	PLN	205	USD	67	06/18/14	(1)
Credit Suisse	PLN	235	USD	77	06/18/14	—
Credit Suisse	PLN	310	USD	101	06/18/14	(1)
Credit Suisse	PLN	415	USD	136	06/18/14	(1)
Credit Suisse	PLN	505	USD	164	06/18/14	(2)
Credit Suisse	PLN	615	USD	201	06/18/14	(1)
Credit Suisse	PLN	910	USD	298	06/18/14	(1)

See accompanying notes which are an integral part of the financial statements.
504 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	PLN	1,025	USD	340	06/18/14	2
Credit Suisse	PLN	1,210	USD	395	06/18/14	(4)
Credit Suisse	RUB	2,455	USD	66	06/16/14	(2)
Credit Suisse	RUB	125	USD	3	06/18/14	—
Credit Suisse	RUB	450	USD	12	06/18/14	—
Credit Suisse	RUB	600	USD	16	06/18/14	—
Credit Suisse	RUB	750	USD	21	06/18/14	—
Credit Suisse	RUB	850	USD	24	06/18/14	—
Credit Suisse	RUB	900	USD	25	06/18/14	—
Credit Suisse	RUB	1,100	USD	30	06/18/14	—
Credit Suisse	RUB	1,700	USD	47	06/18/14	—
Credit Suisse	RUB	1,700	USD	48	06/18/14	—
Credit Suisse	RUB	1,700	USD	47	06/18/14	(1)
Credit Suisse	RUB	1,788	USD	48	06/18/14	(2)
Credit Suisse	RUB	2,600	USD	70	06/18/14	(2)
Credit Suisse	RUB	2,800	USD	78	06/18/14	—
Credit Suisse	RUB	5,704	USD	151	06/18/14	(7)
Credit Suisse	RUB	6,576	USD	176	06/18/14	(6)
Credit Suisse	RUB	7,214	USD	194	06/18/14	(6)
Credit Suisse	RUB	7,214	USD	195	06/18/14	(5)
Credit Suisse	RUB	7,214	USD	196	06/18/14	(4)
Credit Suisse	RUB	7,214	USD	195	06/18/14	(5)
Credit Suisse	RUB	7,225	USD	194	06/18/14	(6)
Credit Suisse	RUB	8,720	USD	234	06/18/14	(8)
Credit Suisse	RUB	8,720	USD	233	06/18/14	(9)
Credit Suisse	RUB	24,200	USD	670	06/18/14	(2)
Credit Suisse	SEK	188	USD	29	06/18/14	1
Credit Suisse	SEK	247	USD	38	06/18/14	—
Credit Suisse	SEK	310	USD	48	06/18/14	1
Credit Suisse	SEK	1,225	USD	188	06/18/14	—
Credit Suisse	SEK	1,301	USD	205	06/18/14	5
Credit Suisse	SEK	1,658	USD	257	06/18/14	2
Credit Suisse	SEK	1,880	USD	293	06/18/14	4
Credit Suisse	SEK	1,927	USD	296	06/18/14	—
Credit Suisse	SEK	2,174	USD	332	06/18/14	(2)
Credit Suisse	SEK	2,240	USD	342	06/18/14	(2)
Credit Suisse	SEK	2,283	USD	350	06/18/14	(1)
Credit Suisse	SEK	2,611	USD	400	06/18/14	(2)
Credit Suisse	SEK	2,645	USD	409	06/18/14	3
Credit Suisse	SEK	2,790	USD	436	06/18/14	7
Credit Suisse	SEK	2,797	USD	430	06/18/14	—
Credit Suisse	SEK	3,534	USD	548	06/18/14	4
Credit Suisse	SEK	3,652	USD	563	06/18/14	2
Credit Suisse	SEK	3,766	USD	579	06/18/14	1
Credit Suisse	SEK	4,213	USD	657	06/18/14	9
Credit Suisse	SEK	5,581	USD	872	06/18/14	14
Credit Suisse	SEK	7,058	USD	1,094	06/18/14	10
Credit Suisse	SEK	23,531	USD	3,581	06/18/14	(35)
Credit Suisse	SGD	5	USD	4	06/18/14	—
Credit Suisse	SGD	10	USD	8	06/18/14	—
Credit Suisse	SGD	31	USD	25	06/18/14	—
Credit Suisse	SGD	35	USD	27	06/18/14	(1)
Credit Suisse	SGD	45	USD	35	06/18/14	—
Credit Suisse	SGD	55	USD	44	06/18/14	—
Credit Suisse	SGD	55	USD	44	06/18/14	—
Credit Suisse	SGD	115	USD	91	06/18/14	(1)
Credit Suisse	SGD	119	USD	94	06/18/14	(1)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 505

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Credit Suisse	SGD	120	USD	95	06/18/14	(1)
Credit Suisse	SGD	130	USD	103	06/18/14	(1)
Credit Suisse	SGD	159	USD	126	06/18/14	(1)
Credit Suisse	SGD	185	USD	146	06/18/14	(2)
Credit Suisse	SGD	238	USD	189	06/18/14	(2)
Credit Suisse	SGD	260	USD	204	06/18/14	(3)
Credit Suisse	SGD	402	USD	317	06/18/14	(3)
Credit Suisse	SGD	445	USD	350	06/18/14	(5)
Credit Suisse	TRY	85	USD	37	06/18/14	(3)
Credit Suisse	TRY	105	USD	46	06/18/14	(4)
Credit Suisse	TRY	110	USD	51	06/18/14	(1)
Credit Suisse	TRY	450	USD	195	06/18/14	(16)
Credit Suisse	TRY	497	USD	219	06/18/14	(14)
Credit Suisse	TRY	497	USD	220	06/18/14	(12)
Credit Suisse	TRY	504	USD	221	06/18/14	(15)
Credit Suisse	TRY	504	USD	219	06/18/14	(16)
Credit Suisse	TRY	523	USD	226	06/18/14	(18)
Credit Suisse	TWD	150	USD	5	06/18/14	—
Credit Suisse	TWD	450	USD	15	06/18/14	—
Credit Suisse	TWD	800	USD	26	06/18/14	—
Credit Suisse	TWD	850	USD	28	06/18/14	—
Credit Suisse	TWD	1,250	USD	41	06/18/14	—
Credit Suisse	TWD	1,400	USD	47	06/18/14	—
Credit Suisse	TWD	1,550	USD	51	06/18/14	—
Credit Suisse	TWD	2,100	USD	69	06/18/14	—
Credit Suisse	TWD	2,700	USD	88	06/18/14	(1)
Credit Suisse	TWD	4,100	USD	134	06/18/14	(2)
Credit Suisse	TWD	19,700	USD	652	06/18/14	(1)
Credit Suisse	TWD	81,450	USD	2,699	06/18/14	(1)
Credit Suisse	ZAR	50	USD	5	06/18/14	—
Credit Suisse	ZAR	150	USD	14	06/18/14	—
Credit Suisse	ZAR	500	USD	45	06/18/14	(2)
Credit Suisse	ZAR	500	USD	46	06/18/14	(1)
Credit Suisse	ZAR	5,863	USD	530	06/18/14	(23)
Credit Suisse	ZAR	9,637	USD	879	06/18/14	(31)
Deutsche Bank	USD	136	CLP	74,857	05/12/14	(4)
Deutsche Bank	USD	155	TRY	327	05/14/14	—
Deutsche Bank	USD	262	TRY	553	05/14/14	(1)
ED&F Man Capital Markets	TRY	6,657	USD	3,064	06/18/14	(50)
Goldman Sachs	USD	136	CLP	74,756	05/12/14	(4)
Goldman Sachs	EUR	494	USD	682	05/02/14	(3)
Goldman Sachs	GBP	1,153	USD	1,932	06/12/14	(14)
HSBC	RUB	259,988	USD	7,140	05/16/14	(137)
Jefferies	USD	18,171	CAD	20,039	05/12/14	107
Jefferies	USD	23,434	EUR	17,040	10/07/14	201
Jefferies	USD	3,550	PLN	10,805	06/18/14	9
Jefferies	EUR	2,678	GBP	2,216	06/18/14	26
Jefferies	THB	175,672	USD	5,393	06/18/14	(26)
Jefferies	TRY	5,257	USD	2,331	06/30/14	(121)
JPMorgan Chase	USD	363	BRL	812	05/05/14	1
JPMorgan Chase	USD	29	EUR	21	05/28/14	—
JPMorgan Chase	USD	33	EUR	24	05/28/14	—
JPMorgan Chase	USD	102	EUR	74	05/28/14	1
JPMorgan Chase	USD	2,611	MXN	34,308	05/13/14	10
JPMorgan Chase	USD	33	RUB	1,227	06/16/14	1
JPMorgan Chase	USD	108	TRY	228	05/14/14	—
JPMorgan Chase	USD	7,100	ZAR	76,179	06/18/14	90
JPMorgan Chase	BRL	812	USD	346	05/05/14	(19)

See accompanying notes which are an integral part of the financial statements.
506 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
JPMorgan Chase	CNY	188,158	USD	30,800	02/09/15	1,008
JPMorgan Chase	EUR	21	USD	29	05/02/14	—
JPMorgan Chase	EUR	45	USD	62	05/28/14	—
JPMorgan Chase	EUR	83	USD	115	05/28/14	—
JPMorgan Chase	EUR	98	USD	135	05/28/14	(1)
JPMorgan Chase	EUR	99	USD	136	05/28/14	(1)
JPMorgan Chase	RON	13,118	USD	4,013	06/18/14	(78)
JPMorgan Chase	RUB	128,744	USD	3,570	06/18/14	(2)
JPMorgan Chase	SEK	29,718	EUR	3,330	06/18/14	53
JPMorgan Chase	SEK	43,244	USD	6,660	06/18/14	14
JPMorgan Chase	TRY	22,770	USD	10,650	06/18/14	(3)
Morgan Stanley	USD	33	RUB	1,227	06/16/14	1
Nomura	USD	9,630	SGD	12,191	06/18/14	94
Royal Bank of Canada	NZD	1,869	USD	1,605	05/02/14	(7)
Royal Bank of Scotland	USD	13	AUD	14	06/18/14	—
Royal Bank of Scotland	USD	37	AUD	41	06/18/14	1
Royal Bank of Scotland	USD	43	AUD	46	06/18/14	—
Royal Bank of Scotland	USD	75	AUD	81	06/18/14	(1)
Royal Bank of Scotland	USD	78	AUD	84	06/18/14	(1)
Royal Bank of Scotland	USD	86	AUD	92	06/18/14	(1)
Royal Bank of Scotland	USD	95	AUD	102	06/18/14	(1)
Royal Bank of Scotland	USD	101	AUD	112	06/18/14	3
Royal Bank of Scotland	USD	121	AUD	132	06/18/14	1
Royal Bank of Scotland	USD	137	AUD	153	06/18/14	4
Royal Bank of Scotland	USD	140	AUD	151	06/18/14	—
Royal Bank of Scotland	USD	148	AUD	157	06/18/14	(2)
Royal Bank of Scotland	USD	169	AUD	190	06/18/14	7
Royal Bank of Scotland	USD	190	AUD	206	06/18/14	—
Royal Bank of Scotland	USD	267	AUD	293	06/18/14	5
Royal Bank of Scotland	USD	273	AUD	297	06/18/14	3
Royal Bank of Scotland	USD	276	AUD	305	06/18/14	6
Royal Bank of Scotland	USD	297	AUD	323	06/18/14	2
Royal Bank of Scotland	USD	327	AUD	361	06/18/14	7
Royal Bank of Scotland	USD	348	AUD	377	06/18/14	—
Royal Bank of Scotland	USD	360	AUD	392	06/18/14	2
Royal Bank of Scotland	USD	378	AUD	412	06/18/14	3
Royal Bank of Scotland	USD	699	AUD	761	06/18/14	5
Royal Bank of Scotland	USD	960	AUD	1,069	06/18/14	30
Royal Bank of Scotland	USD	1,132	AUD	1,229	06/18/14	6
Royal Bank of Scotland	USD	1,341	AUD	1,481	06/18/14	30
Royal Bank of Scotland	USD	1,416	AUD	1,571	06/18/14	38
Royal Bank of Scotland	USD	3,037	AUD	3,380	06/18/14	92
Royal Bank of Scotland	USD	2	BRL	5	06/18/14	—
Royal Bank of Scotland	USD	4	BRL	10	06/18/14	—
Royal Bank of Scotland	USD	4	BRL	10	06/18/14	—
Royal Bank of Scotland	USD	4	BRL	10	06/18/14	—
Royal Bank of Scotland	USD	9	BRL	20	06/18/14	—
Royal Bank of Scotland	USD	10	BRL	25	06/18/14	1
Royal Bank of Scotland	USD	11	BRL	25	06/18/14	1
Royal Bank of Scotland	USD	11	BRL	25	06/18/14	—
Royal Bank of Scotland	USD	11	BRL	25	06/18/14	—
Royal Bank of Scotland	USD	13	BRL	30	06/18/14	1
Royal Bank of Scotland	USD	13	BRL	30	06/18/14	—
Royal Bank of Scotland	USD	13	BRL	30	06/18/14	—
Royal Bank of Scotland	USD	14	BRL	35	06/18/14	1
Royal Bank of Scotland	USD	17	BRL	40	06/18/14	1
Royal Bank of Scotland	USD	17	BRL	40	06/18/14	—
Royal Bank of Scotland	USD	18	BRL	40	06/18/14	—

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 507

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Scotland	USD	18	BRL	40	06/18/14	—
Royal Bank of Scotland	USD	27	BRL	65	06/18/14	2
Royal Bank of Scotland	USD	29	BRL	70	06/18/14	2
Royal Bank of Scotland	USD	29	BRL	70	06/18/14	2
Royal Bank of Scotland	USD	30	BRL	70	06/18/14	1
Royal Bank of Scotland	USD	34	BRL	80	06/18/14	2
Royal Bank of Scotland	USD	43	BRL	100	06/18/14	2
Royal Bank of Scotland	USD	54	BRL	130	06/18/14	4
Royal Bank of Scotland	USD	62	BRL	150	06/18/14	4
Royal Bank of Scotland	USD	96	BRL	230	06/18/14	6
Royal Bank of Scotland	USD	285	BRL	645	06/18/14	1
Royal Bank of Scotland	USD	25	CAD	28	06/18/14	—
Royal Bank of Scotland	USD	27	CAD	30	06/18/14	—
Royal Bank of Scotland	USD	37	CAD	41	06/18/14	—
Royal Bank of Scotland	USD	48	CAD	54	06/18/14	1
Royal Bank of Scotland	USD	57	CAD	63	06/18/14	—
Royal Bank of Scotland	USD	67	CAD	74	06/18/14	—
Royal Bank of Scotland	USD	99	CAD	111	06/18/14	2
Royal Bank of Scotland	USD	168	CAD	186	06/18/14	2
Royal Bank of Scotland	USD	171	CAD	189	06/18/14	1
Royal Bank of Scotland	USD	229	CAD	253	06/18/14	2
Royal Bank of Scotland	USD	264	CAD	292	06/18/14	2
Royal Bank of Scotland	USD	395	CAD	436	06/18/14	2
Royal Bank of Scotland	USD	467	CAD	518	06/18/14	5
Royal Bank of Scotland	USD	821	CAD	906	06/18/14	5
Royal Bank of Scotland	USD	1,706	CAD	1,869	06/18/14	(4)
Royal Bank of Scotland	USD	1,821	CAD	2,023	06/18/14	22
Royal Bank of Scotland	USD	3,315	CAD	3,682	06/18/14	41
Royal Bank of Scotland	USD	3,521	CAD	3,884	06/18/14	18
Royal Bank of Scotland	USD	2	CHF	2	06/18/14	—
Royal Bank of Scotland	USD	11	CHF	10	06/18/14	—
Royal Bank of Scotland	USD	15	CHF	13	06/18/14	—
Royal Bank of Scotland	USD	31	CHF	27	06/18/14	—
Royal Bank of Scotland	USD	57	CHF	50	06/18/14	(1)
Royal Bank of Scotland	USD	144	CLP	83,000	06/18/14	3
Royal Bank of Scotland	USD	197	CLP	109,000	06/18/14	(4)
Royal Bank of Scotland	USD	208	CLP	115,000	06/18/14	(5)
Royal Bank of Scotland	USD	3	COP	5,000	06/18/14	—
Royal Bank of Scotland	USD	3	COP	5,000	06/18/14	—
Royal Bank of Scotland	USD	3	COP	5,000	06/18/14	—
Royal Bank of Scotland	USD	3	COP	5,000	06/18/14	—
Royal Bank of Scotland	USD	5	COP	10,000	06/18/14	—
Royal Bank of Scotland	USD	5	COP	10,000	06/18/14	—
Royal Bank of Scotland	USD	5	COP	10,000	06/18/14	—
Royal Bank of Scotland	USD	8	COP	15,000	06/18/14	—
Royal Bank of Scotland	USD	10	COP	20,000	06/18/14	1
Royal Bank of Scotland	USD	12	COP	25,000	06/18/14	—
Royal Bank of Scotland	USD	15	COP	30,000	06/18/14	—
Royal Bank of Scotland	USD	16	COP	30,000	06/18/14	—
Royal Bank of Scotland	USD	16	COP	30,000	06/18/14	—
Royal Bank of Scotland	USD	21	COP	40,000	06/18/14	—
Royal Bank of Scotland	USD	26	COP	50,000	06/18/14	—
Royal Bank of Scotland	USD	26	COP	50,000	06/18/14	—
Royal Bank of Scotland	USD	56	COP	110,000	06/18/14	1
Royal Bank of Scotland	USD	73	COP	145,000	06/18/14	1
Royal Bank of Scotland	USD	78	COP	150,000	06/18/14	—
Royal Bank of Scotland	USD	229	COP	470,000	06/18/14	13

See accompanying notes which are an integral part of the financial statements.
508 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Scotland	USD	5	CZK	100	06/18/14	—
Royal Bank of Scotland	USD	5	CZK	100	06/18/14	—
Royal Bank of Scotland	USD	8	CZK	150	06/18/14	—
Royal Bank of Scotland	USD	20	CZK	400	06/18/14	—
Royal Bank of Scotland	USD	30	CZK	600	06/18/14	—
Royal Bank of Scotland	USD	48	CZK	950	06/18/14	—
Royal Bank of Scotland	USD	95	CZK	1,900	06/18/14	1
Royal Bank of Scotland	USD	99	CZK	1,950	06/18/14	(1)
Royal Bank of Scotland	USD	118	CZK	2,350	06/18/14	—
Royal Bank of Scotland	USD	168	CZK	3,300	06/18/14	(1)
Royal Bank of Scotland	USD	224	CZK	4,400	06/18/14	(2)
Royal Bank of Scotland	USD	225	CZK	4,450	06/18/14	—
Royal Bank of Scotland	USD	26	EUR	19	06/18/14	—
Royal Bank of Scotland	USD	41	EUR	30	06/18/14	—
Royal Bank of Scotland	USD	92	EUR	67	06/18/14	—
Royal Bank of Scotland	USD	117	EUR	85	06/18/14	1
Royal Bank of Scotland	USD	195	EUR	141	06/18/14	1
Royal Bank of Scotland	USD	214	EUR	155	06/18/14	1
Royal Bank of Scotland	USD	230	EUR	166	06/18/14	—
Royal Bank of Scotland	USD	292	EUR	212	06/18/14	2
Royal Bank of Scotland	USD	296	EUR	216	06/18/14	2
Royal Bank of Scotland	USD	329	EUR	237	06/18/14	—
Royal Bank of Scotland	USD	332	EUR	241	06/18/14	3
Royal Bank of Scotland	USD	343	EUR	248	06/18/14	1
Royal Bank of Scotland	USD	379	EUR	275	06/18/14	2
Royal Bank of Scotland	USD	668	EUR	481	06/18/14	(2)
Royal Bank of Scotland	USD	728	EUR	522	06/18/14	(4)
Royal Bank of Scotland	USD	2,202	EUR	1,589	06/18/14	1
Royal Bank of Scotland	USD	5,889	EUR	4,245	06/18/14	—
Royal Bank of Scotland	USD	8,883	EUR	6,433	06/18/14	41
Royal Bank of Scotland	USD	10,704	EUR	7,798	06/18/14	112
Royal Bank of Scotland	USD	10,733	EUR	7,791	06/18/14	74
Royal Bank of Scotland	USD	8	GBP	5	06/18/14	—
Royal Bank of Scotland	USD	15	GBP	9	06/18/14	—
Royal Bank of Scotland	USD	29	GBP	17	06/18/14	—
Royal Bank of Scotland	USD	80	GBP	48	06/18/14	2
Royal Bank of Scotland	USD	127	GBP	76	06/18/14	—
Royal Bank of Scotland	USD	157	GBP	94	06/18/14	2
Royal Bank of Scotland	USD	322	GBP	193	06/18/14	3
Royal Bank of Scotland	USD	427	GBP	257	06/18/14	6
Royal Bank of Scotland	USD	482	GBP	288	06/18/14	4
Royal Bank of Scotland	USD	501	GBP	302	06/18/14	8
Royal Bank of Scotland	USD	548	GBP	327	06/18/14	3
Royal Bank of Scotland	USD	2,233	GBP	1,338	06/18/14	26
Royal Bank of Scotland	USD	2,234	GBP	1,338	06/18/14	25
Royal Bank of Scotland	USD	2,235	GBP	1,338	06/18/14	24
Royal Bank of Scotland	USD	2,238	GBP	1,338	06/18/14	21
Royal Bank of Scotland	USD	3,292	GBP	1,951	06/18/14	—
Royal Bank of Scotland	USD	3,340	GBP	2,008	06/18/14	49
Royal Bank of Scotland	USD	5,587	GBP	3,324	06/18/14	24
Royal Bank of Scotland	USD	26	HKD	202	06/18/14	—
Royal Bank of Scotland	USD	2	HUF	500	06/18/14	—
Royal Bank of Scotland	USD	2	HUF	500	06/18/14	—
Royal Bank of Scotland	USD	2	HUF	500	06/18/14	—
Royal Bank of Scotland	USD	4	HUF	1,000	06/18/14	—
Royal Bank of Scotland	USD	4	HUF	1,000	06/18/14	—
Royal Bank of Scotland	USD	9	HUF	2,000	06/18/14	—

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 509

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	USD	9	HUF	2,000	06/18/14	—
Royal Bank of Scotland	USD	9	HUF	2,000	06/18/14	—
Royal Bank of Scotland	USD	13	HUF	3,000	06/18/14	—
Royal Bank of Scotland	USD	16	HUF	3,500	06/18/14	—
Royal Bank of Scotland	USD	31	HUF	7,000	06/18/14	—
Royal Bank of Scotland	USD	35	HUF	8,000	06/18/14	1
Royal Bank of Scotland	USD	36	HUF	8,000	06/18/14	—
Royal Bank of Scotland	USD	50	HUF	11,000	06/18/14	—
Royal Bank of Scotland	USD	58	HUF	13,000	06/18/14	1
Royal Bank of Scotland	USD	68	HUF	15,500	06/18/14	2
Royal Bank of Scotland	USD	81	HUF	18,000	06/18/14	—
Royal Bank of Scotland	USD	159	HUF	36,000	06/18/14	3
Royal Bank of Scotland	USD	351	HUF	79,000	06/18/14	5
Royal Bank of Scotland	USD	4	IDR	50,000	06/18/14	—
Royal Bank of Scotland	USD	251	IDR	2,900,000	06/18/14	(2)
Royal Bank of Scotland	USD	1	ILS	5	06/18/14	—
Royal Bank of Scotland	USD	9	ILS	30	06/18/14	—
Royal Bank of Scotland	USD	13	ILS	45	06/18/14	—
Royal Bank of Scotland	USD	22	ILS	75	06/18/14	—
Royal Bank of Scotland	USD	22	ILS	75	06/18/14	—
Royal Bank of Scotland	USD	27	ILS	95	06/18/14	—
Royal Bank of Scotland	USD	29	ILS	100	06/18/14	—
Royal Bank of Scotland	USD	29	ILS	100	06/18/14	—
Royal Bank of Scotland	USD	46	ILS	160	06/18/14	—
Royal Bank of Scotland	USD	47	ILS	165	06/18/14	—
Royal Bank of Scotland	USD	56	ILS	195	06/18/14	—
Royal Bank of Scotland	USD	60	ILS	210	06/18/14	—
Royal Bank of Scotland	USD	361	ILS	1,256	06/18/14	2
Royal Bank of Scotland	USD	476	ILS	1,654	06/18/14	2
Royal Bank of Scotland	USD	561	ILS	1,945	06/18/14	1
Royal Bank of Scotland	USD	2	INR	150	06/18/14	—
Royal Bank of Scotland	USD	3	INR	200	06/18/14	—
Royal Bank of Scotland	USD	3	INR	200	06/18/14	—
Royal Bank of Scotland	USD	9	INR	550	06/18/14	—
Royal Bank of Scotland	USD	10	INR	600	06/18/14	—
Royal Bank of Scotland	USD	11	INR	650	06/18/14	—
Royal Bank of Scotland	USD	15	INR	950	06/18/14	—
Royal Bank of Scotland	USD	16	INR	1,000	06/18/14	—
Royal Bank of Scotland	USD	20	INR	1,200	06/18/14	—
Royal Bank of Scotland	USD	22	INR	1,350	06/18/14	—
Royal Bank of Scotland	USD	25	INR	1,550	06/18/14	—
Royal Bank of Scotland	USD	36	INR	2,200	06/18/14	—
Royal Bank of Scotland	USD	42	INR	2,550	06/18/14	—
Royal Bank of Scotland	USD	60	INR	3,750	06/18/14	1
Royal Bank of Scotland	USD	81	INR	5,000	06/18/14	1
Royal Bank of Scotland	USD	137	INR	8,500	06/18/14	3
Royal Bank of Scotland	USD	250	INR	15,600	06/18/14	6
Royal Bank of Scotland	USD	17	JPY	1,701	06/18/14	—
Royal Bank of Scotland	USD	30	JPY	3,074	06/18/14	—
Royal Bank of Scotland	USD	59	JPY	5,992	06/18/14	—
Royal Bank of Scotland	USD	95	JPY	9,752	06/18/14	—
Royal Bank of Scotland	USD	142	JPY	14,472	06/18/14	—
Royal Bank of Scotland	USD	142	JPY	14,500	06/18/14	—
Royal Bank of Scotland	USD	248	JPY	25,380	06/18/14	—
Royal Bank of Scotland	USD	262	JPY	26,500	06/18/14	(2)
Royal Bank of Scotland	USD	283	JPY	29,039	06/18/14	1
Royal Bank of Scotland	USD	694	JPY	70,465	06/18/14	(5)

See accompanying notes which are an integral part of the financial statements.
510 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Scotland	USD	707	JPY	71,779	06/18/14	(4)
Royal Bank of Scotland	USD	801	JPY	82,030	06/18/14	1
Royal Bank of Scotland	USD	1,034	JPY	104,901	06/18/14	(8)
Royal Bank of Scotland	USD	1,085	JPY	110,626	06/18/14	(3)
Royal Bank of Scotland	USD	1,125	JPY	115,320	06/18/14	3
Royal Bank of Scotland	USD	1,408	JPY	143,686	06/18/14	(2)
Royal Bank of Scotland	USD	1,571	JPY	159,544	06/18/14	(10)
Royal Bank of Scotland	USD	1,875	JPY	191,020	06/18/14	(6)
Royal Bank of Scotland	USD	4,758	JPY	483,721	06/18/14	(25)
Royal Bank of Scotland	USD	10,583	JPY	1,073,004	06/18/14	(86)
Royal Bank of Scotland	USD	10	KRW	10,000	06/18/14	—
Royal Bank of Scotland	USD	14	KRW	15,000	06/18/14	—
Royal Bank of Scotland	USD	14	KRW	15,000	06/18/14	—
Royal Bank of Scotland	USD	19	KRW	20,000	06/18/14	1
Royal Bank of Scotland	USD	24	KRW	25,000	06/18/14	—
Royal Bank of Scotland	USD	28	KRW	30,000	06/18/14	1
Royal Bank of Scotland	USD	29	KRW	30,000	06/18/14	—
Royal Bank of Scotland	USD	43	KRW	45,000	06/18/14	—
Royal Bank of Scotland	USD	52	KRW	55,000	06/18/14	1
Royal Bank of Scotland	USD	58	KRW	60,000	06/18/14	—
Royal Bank of Scotland	USD	61	KRW	65,000	06/18/14	2
Royal Bank of Scotland	USD	66	KRW	70,000	06/18/14	1
Royal Bank of Scotland	USD	79	KRW	85,000	06/18/14	3
Royal Bank of Scotland	USD	89	KRW	95,000	06/18/14	3
Royal Bank of Scotland	USD	104	KRW	110,000	06/18/14	3
Royal Bank of Scotland	USD	116	KRW	124,189	06/18/14	4
Royal Bank of Scotland	USD	201	KRW	215,000	06/18/14	7
Royal Bank of Scotland	USD	206	KRW	221,023	06/18/14	8
Royal Bank of Scotland	USD	226	KRW	240,000	06/18/14	6
Royal Bank of Scotland	USD	245	KRW	260,000	06/18/14	6
Royal Bank of Scotland	USD	343	KRW	366,234	06/18/14	11
Royal Bank of Scotland	USD	343	KRW	367,130	06/18/14	11
Royal Bank of Scotland	USD	412	KRW	441,425	06/18/14	15
Royal Bank of Scotland	USD	1,746	KRW	1,805,000	06/18/14	(3)
Royal Bank of Scotland	USD	8	MXN	100	06/18/14	—
Royal Bank of Scotland	USD	8	MXN	100	06/18/14	—
Royal Bank of Scotland	USD	11	MXN	150	06/18/14	—
Royal Bank of Scotland	USD	15	MXN	200	06/18/14	—
Royal Bank of Scotland	USD	30	MXN	400	06/18/14	—
Royal Bank of Scotland	USD	30	MXN	400	06/18/14	—
Royal Bank of Scotland	USD	50	MXN	650	06/18/14	—
Royal Bank of Scotland	USD	61	MXN	800	06/18/14	—
Royal Bank of Scotland	USD	72	MXN	950	06/18/14	—
Royal Bank of Scotland	USD	156	MXN	2,050	06/18/14	—
Royal Bank of Scotland	USD	346	MXN	4,550	06/18/14	1
Royal Bank of Scotland	USD	350	MXN	4,650	06/18/14	4
Royal Bank of Scotland	USD	397	MXN	5,300	06/18/14	7
Royal Bank of Scotland	USD	2	MYR	5	06/18/14	—
Royal Bank of Scotland	USD	5	MYR	15	06/18/14	—
Royal Bank of Scotland	USD	8	MYR	25	06/18/14	—
Royal Bank of Scotland	USD	18	MYR	60	06/18/14	—
Royal Bank of Scotland	USD	23	MYR	75	06/18/14	—
Royal Bank of Scotland	USD	23	MYR	75	06/18/14	—
Royal Bank of Scotland	USD	46	MYR	150	06/18/14	(1)
Royal Bank of Scotland	USD	57	MYR	185	06/18/14	(1)
Royal Bank of Scotland	USD	58	MYR	190	06/18/14	—
Royal Bank of Scotland	USD	58	MYR	190	06/18/14	—

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 511

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Scotland	USD	64	MYR	210	06/18/14	—
Royal Bank of Scotland	USD	88	MYR	290	06/18/14	—
Royal Bank of Scotland	USD	96	MYR	315	06/18/14	1
Royal Bank of Scotland	USD	281	MYR	920	06/18/14	—
Royal Bank of Scotland	USD	385	MYR	1,270	06/18/14	2
Royal Bank of Scotland	USD	1	NOK	8	06/18/14	—
Royal Bank of Scotland	USD	20	NOK	122	06/18/14	—
Royal Bank of Scotland	USD	23	NOK	139	06/18/14	—
Royal Bank of Scotland	USD	59	NOK	354	06/18/14	—
Royal Bank of Scotland	USD	97	NOK	582	06/18/14	1
Royal Bank of Scotland	USD	115	NOK	694	06/18/14	1
Royal Bank of Scotland	USD	126	NOK	753	06/18/14	1
Royal Bank of Scotland	USD	148	NOK	881	06/18/14	—
Royal Bank of Scotland	USD	236	NOK	1,412	06/18/14	1
Royal Bank of Scotland	USD	324	NOK	1,944	06/18/14	2
Royal Bank of Scotland	USD	338	NOK	2,032	06/18/14	3
Royal Bank of Scotland	USD	354	NOK	2,136	06/18/14	5
Royal Bank of Scotland	USD	398	NOK	2,389	06/18/14	3
Royal Bank of Scotland	USD	486	NOK	2,911	06/18/14	3
Royal Bank of Scotland	USD	516	NOK	3,124	06/18/14	9
Royal Bank of Scotland	USD	529	NOK	3,187	06/18/14	7
Royal Bank of Scotland	USD	790	NOK	4,752	06/18/14	8
Royal Bank of Scotland	USD	11	NZD	14	06/18/14	—
Royal Bank of Scotland	USD	19	NZD	23	06/18/14	—
Royal Bank of Scotland	USD	57	NZD	68	06/18/14	1
Royal Bank of Scotland	USD	150	NZD	179	06/18/14	4
Royal Bank of Scotland	USD	161	NZD	189	06/18/14	1
Royal Bank of Scotland	USD	190	NZD	224	06/18/14	2
Royal Bank of Scotland	USD	268	NZD	316	06/18/14	4
Royal Bank of Scotland	USD	269	NZD	317	06/18/14	3
Royal Bank of Scotland	USD	275	NZD	322	06/18/14	1
Royal Bank of Scotland	USD	291	NZD	347	06/18/14	7
Royal Bank of Scotland	USD	305	NZD	360	06/18/14	4
Royal Bank of Scotland	USD	399	NZD	479	06/18/14	12
Royal Bank of Scotland	USD	415	NZD	488	06/18/14	4
Royal Bank of Scotland	USD	600	NZD	713	06/18/14	12
Royal Bank of Scotland	USD	900	NZD	1,077	06/18/14	26
Royal Bank of Scotland	USD	916	NZD	1,089	06/18/14	19
Royal Bank of Scotland	USD	1,137	NZD	1,367	06/18/14	36
Royal Bank of Scotland	USD	1,199	NZD	1,441	06/18/14	38
Royal Bank of Scotland	USD	1,247	NZD	1,502	06/18/14	43
Royal Bank of Scotland	USD	1,342	NZD	1,574	06/18/14	10
Royal Bank of Scotland	USD	10	PHP	450	06/18/14	—
Royal Bank of Scotland	USD	25	PHP	1,100	06/18/14	—
Royal Bank of Scotland	USD	28	PHP	1,250	06/18/14	—
Royal Bank of Scotland	USD	29	PHP	1,300	06/18/14	—
Royal Bank of Scotland	USD	29	PHP	1,300	06/18/14	—
Royal Bank of Scotland	USD	29	PHP	1,300	06/18/14	—
Royal Bank of Scotland	USD	31	PHP	1,400	06/18/14	—
Royal Bank of Scotland	USD	38	PHP	1,700	06/18/14	—
Royal Bank of Scotland	USD	43	PHP	1,900	06/18/14	—
Royal Bank of Scotland	USD	44	PHP	1,950	06/18/14	—
Royal Bank of Scotland	USD	73	PHP	3,250	06/18/14	—
Royal Bank of Scotland	USD	115	PHP	5,100	06/18/14	(1)
Royal Bank of Scotland	USD	171	PHP	7,700	06/18/14	2
Royal Bank of Scotland	USD	383	PHP	17,100	06/18/14	—
Royal Bank of Scotland	USD	465	PHP	20,800	06/18/14	1

See accompanying notes which are an integral part of the financial statements.
512 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Scotland	USD	15	PLN	45	06/18/14	—
Royal Bank of Scotland	USD	36	PLN	110	06/18/14	—
Royal Bank of Scotland	USD	39	PLN	120	06/18/14	—
Royal Bank of Scotland	USD	69	PLN	210	06/18/14	—
Royal Bank of Scotland	USD	76	PLN	230	06/18/14	—
Royal Bank of Scotland	USD	123	PLN	375	06/18/14	—
Royal Bank of Scotland	USD	160	PLN	490	06/18/14	1
Royal Bank of Scotland	USD	288	PLN	883	06/18/14	3
Royal Bank of Scotland	USD	288	PLN	876	06/18/14	—
Royal Bank of Scotland	USD	361	PLN	1,108	06/18/14	3
Royal Bank of Scotland	USD	389	PLN	1,192	06/18/14	3
Royal Bank of Scotland	USD	607	PLN	1,850	06/18/14	2
Royal Bank of Scotland	USD	723	PLN	2,201	06/18/14	2
Royal Bank of Scotland	USD	3	RUB	100	06/18/14	—
Royal Bank of Scotland	USD	4	RUB	150	06/18/14	—
Royal Bank of Scotland	USD	4	RUB	150	06/18/14	—
Royal Bank of Scotland	USD	17	RUB	650	06/18/14	1
Royal Bank of Scotland	USD	21	RUB	800	06/18/14	1
Royal Bank of Scotland	USD	22	RUB	824	06/18/14	1
Royal Bank of Scotland	USD	29	RUB	1,089	06/18/14	1
Royal Bank of Scotland	USD	61	RUB	2,200	06/18/14	—
Royal Bank of Scotland	USD	75	RUB	2,700	06/18/14	—
Royal Bank of Scotland	USD	99	RUB	3,700	06/18/14	4
Royal Bank of Scotland	USD	127	RUB	4,750	06/18/14	5
Royal Bank of Scotland	USD	138	RUB	5,100	06/18/14	3
Royal Bank of Scotland	USD	213	RUB	7,750	06/18/14	2
Royal Bank of Scotland	USD	233	RUB	8,750	06/18/14	10
Royal Bank of Scotland	USD	249	RUB	9,000	06/18/14	1
Royal Bank of Scotland	USD	350	RUB	12,950	06/18/14	9
Royal Bank of Scotland	USD	647	RUB	24,300	06/18/14	27
Royal Bank of Scotland	USD	3	SEK	22	06/18/14	—
Royal Bank of Scotland	USD	13	SEK	85	06/18/14	—
Royal Bank of Scotland	USD	30	SEK	198	06/18/14	—
Royal Bank of Scotland	USD	49	SEK	319	06/18/14	—
Royal Bank of Scotland	USD	62	SEK	399	06/18/14	(1)
Royal Bank of Scotland	USD	110	SEK	698	06/18/14	(3)
Royal Bank of Scotland	USD	119	SEK	775	06/18/14	1
Royal Bank of Scotland	USD	252	SEK	1,609	06/18/14	(4)
Royal Bank of Scotland	USD	340	SEK	2,182	06/18/14	(4)
Royal Bank of Scotland	USD	423	SEK	2,762	06/18/14	2
Royal Bank of Scotland	USD	458	SEK	2,927	06/18/14	(8)
Royal Bank of Scotland	USD	511	SEK	3,247	06/18/14	(12)
Royal Bank of Scotland	USD	527	SEK	3,373	06/18/14	(9)
Royal Bank of Scotland	USD	700	SEK	4,520	06/18/14	(5)
Royal Bank of Scotland	USD	771	SEK	4,967	06/18/14	(8)
Royal Bank of Scotland	USD	1,050	SEK	6,756	06/18/14	(12)
Royal Bank of Scotland	USD	1,260	SEK	8,134	06/18/14	(10)
Royal Bank of Scotland	USD	4	SGD	5	06/18/14	—
Royal Bank of Scotland	USD	4	SGD	5	06/18/14	—
Royal Bank of Scotland	USD	4	SGD	5	06/18/14	—
Royal Bank of Scotland	USD	4	SGD	5	06/18/14	—
Royal Bank of Scotland	USD	12	SGD	15	06/18/14	—
Royal Bank of Scotland	USD	20	SGD	25	06/18/14	—
Royal Bank of Scotland	USD	20	SGD	25	06/18/14	—
Royal Bank of Scotland	USD	24	SGD	30	06/18/14	—
Royal Bank of Scotland	USD	28	SGD	35	06/18/14	—
Royal Bank of Scotland	USD	56	SGD	70	06/18/14	—

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 513

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Scotland	USD	75	SGD	95	06/18/14	1
Royal Bank of Scotland	USD	92	SGD	115	06/18/14	(1)
Royal Bank of Scotland	USD	95	SGD	120	06/18/14	1
Royal Bank of Scotland	USD	119	SGD	150	06/18/14	—
Royal Bank of Scotland	USD	127	SGD	160	06/18/14	1
Royal Bank of Scotland	USD	134	SGD	170	06/18/14	1
Royal Bank of Scotland	USD	171	SGD	215	06/18/14	1
Royal Bank of Scotland	USD	177	SGD	225	06/18/14	2
Royal Bank of Scotland	USD	190	SGD	240	06/18/14	2
Royal Bank of Scotland	USD	193	SGD	245	06/18/14	2
Royal Bank of Scotland	USD	254	SGD	320	06/18/14	1
Royal Bank of Scotland	USD	495	SGD	625	06/18/14	4
Royal Bank of Scotland	USD	629	SGD	790	06/18/14	1
Royal Bank of Scotland	USD	21	TRY	45	06/18/14	—
Royal Bank of Scotland	USD	57	TRY	125	06/18/14	1
Royal Bank of Scotland	USD	60	TRY	130	06/18/14	1
Royal Bank of Scotland	USD	85	TRY	185	06/18/14	1
Royal Bank of Scotland	USD	93	TRY	200	06/18/14	—
Royal Bank of Scotland	USD	121	TRY	265	06/18/14	3
Royal Bank of Scotland	USD	128	TRY	280	06/18/14	3
Royal Bank of Scotland	USD	179	TRY	395	06/18/14	5
Royal Bank of Scotland	USD	292	TRY	655	06/18/14	14
Royal Bank of Scotland	USD	519	TRY	1,190	06/18/14	38
Royal Bank of Scotland	USD	660	TRY	1,510	06/18/14	47
Royal Bank of Scotland	USD	20	TWD	600	06/18/14	—
Royal Bank of Scotland	USD	26	TWD	800	06/18/14	—
Royal Bank of Scotland	USD	38	TWD	1,150	06/18/14	—
Royal Bank of Scotland	USD	41	TWD	1,250	06/18/14	—
Royal Bank of Scotland	USD	46	TWD	1,400	06/18/14	—
Royal Bank of Scotland	USD	55	TWD	1,650	06/18/14	—
Royal Bank of Scotland	USD	91	TWD	2,750	06/18/14	—
Royal Bank of Scotland	USD	93	TWD	2,800	06/18/14	—
Royal Bank of Scotland	USD	116	TWD	3,500	06/18/14	—
Royal Bank of Scotland	USD	126	TWD	3,800	06/18/14	—
Royal Bank of Scotland	USD	153	TWD	4,600	06/18/14	(1)
Royal Bank of Scotland	USD	171	TWD	5,150	06/18/14	—
Royal Bank of Scotland	USD	472	TWD	14,150	06/18/14	(3)
Royal Bank of Scotland	USD	505	TWD	15,300	06/18/14	2
Royal Bank of Scotland	USD	606	TWD	18,450	06/18/14	6
Royal Bank of Scotland	USD	763	TWD	23,100	06/18/14	3
Royal Bank of Scotland	USD	9	ZAR	100	06/18/14	—
Royal Bank of Scotland	USD	9	ZAR	100	06/18/14	—
Royal Bank of Scotland	USD	9	ZAR	100	06/18/14	—
Royal Bank of Scotland	USD	9	ZAR	100	06/18/14	—
Royal Bank of Scotland	USD	14	ZAR	150	06/18/14	—
Royal Bank of Scotland	USD	18	ZAR	200	06/18/14	1
Royal Bank of Scotland	USD	19	ZAR	200	06/18/14	—
Royal Bank of Scotland	USD	19	ZAR	200	06/18/14	—
Royal Bank of Scotland	USD	28	ZAR	300	06/18/14	—
Royal Bank of Scotland	USD	37	ZAR	400	06/18/14	—
Royal Bank of Scotland	USD	54	ZAR	600	06/18/14	2
Royal Bank of Scotland	USD	55	ZAR	600	06/18/14	2
Royal Bank of Scotland	USD	57	ZAR	600	06/18/14	—
Royal Bank of Scotland	USD	62	ZAR	650	06/18/14	—
Royal Bank of Scotland	USD	66	ZAR	700	06/18/14	—
Royal Bank of Scotland	USD	66	ZAR	700	06/18/14	—
Royal Bank of Scotland	USD	72	ZAR	750	06/18/14	(1)

See accompanying notes which are an integral part of the financial statements.
514 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Scotland	USD	340	ZAR	3,650	06/18/14	5
Royal Bank of Scotland	USD	350	ZAR	3,800	06/18/14	9
Royal Bank of Scotland	USD	514	ZAR	5,600	06/18/14	15
Royal Bank of Scotland	AUD	84	USD	77	06/18/14	—
Royal Bank of Scotland	AUD	100	USD	92	06/18/14	—
Royal Bank of Scotland	AUD	118	USD	104	06/18/14	(5)
Royal Bank of Scotland	AUD	133	USD	123	06/18/14	—
Royal Bank of Scotland	AUD	178	USD	159	06/18/14	(6)
Royal Bank of Scotland	AUD	197	USD	184	06/18/14	1
Royal Bank of Scotland	AUD	210	USD	189	06/18/14	(5)
Royal Bank of Scotland	AUD	409	USD	368	06/18/14	(10)
Royal Bank of Scotland	AUD	1,639	USD	1,456	06/18/14	(61)
Royal Bank of Scotland	AUD	8,317	USD	7,454	06/18/14	(248)
Royal Bank of Scotland	BRL	75	USD	33	06/18/14	—
Royal Bank of Scotland	BRL	125	USD	52	06/18/14	(3)
Royal Bank of Scotland	BRL	125	USD	52	06/18/14	(3)
Royal Bank of Scotland	BRL	138	USD	57	06/18/14	(4)
Royal Bank of Scotland	BRL	141	USD	59	06/18/14	(4)
Royal Bank of Scotland	BRL	165	USD	70	06/18/14	(3)
Royal Bank of Scotland	BRL	167	USD	70	06/18/14	(4)
Royal Bank of Scotland	CAD	2	USD	2	06/18/14	—
Royal Bank of Scotland	CAD	3	USD	3	06/18/14	—
Royal Bank of Scotland	CAD	3	USD	3	06/18/14	—
Royal Bank of Scotland	CAD	5	USD	4	06/18/14	—
Royal Bank of Scotland	CAD	69	USD	62	06/18/14	—
Royal Bank of Scotland	CAD	159	USD	144	06/18/14	—
Royal Bank of Scotland	CAD	160	USD	143	06/18/14	(2)
Royal Bank of Scotland	CAD	197	USD	176	06/18/14	(3)
Royal Bank of Scotland	CAD	198	USD	176	06/18/14	(5)
Royal Bank of Scotland	CAD	203	USD	180	06/18/14	(5)
Royal Bank of Scotland	CAD	210	USD	191	06/18/14	—
Royal Bank of Scotland	CAD	315	USD	280	06/18/14	(7)
Royal Bank of Scotland	CAD	466	USD	421	06/18/14	(4)
Royal Bank of Scotland	CAD	479	USD	431	06/18/14	(5)
Royal Bank of Scotland	CAD	557	USD	496	06/18/14	(11)
Royal Bank of Scotland	CAD	1,472	USD	1,323	06/18/14	(18)
Royal Bank of Scotland	CAD	1,868	USD	1,699	06/18/14	(3)
Royal Bank of Scotland	CAD	1,885	USD	1,698	06/18/14	(20)
Royal Bank of Scotland	CAD	1,885	USD	1,699	06/18/14	(19)
Royal Bank of Scotland	CAD	2,158	USD	1,967	06/18/14	—
Royal Bank of Scotland	CAD	3,736	USD	3,367	06/18/14	(38)
Royal Bank of Scotland	CHF	10	USD	11	06/18/14	—
Royal Bank of Scotland	CHF	19	USD	22	06/18/14	—
Royal Bank of Scotland	CHF	27	USD	30	06/18/14	—
Royal Bank of Scotland	CHF	46	USD	52	06/18/14	—
Royal Bank of Scotland	CLP	7,500	USD	13	06/18/14	—
Royal Bank of Scotland	CLP	33,605	USD	58	06/18/14	(1)
Royal Bank of Scotland	CLP	36,499	USD	63	06/18/14	(1)
Royal Bank of Scotland	CLP	65,198	USD	115	06/18/14	—
Royal Bank of Scotland	CLP	65,198	USD	115	06/18/14	—
Royal Bank of Scotland	COP	201,779	USD	98	06/18/14	(6)
Royal Bank of Scotland	COP	678,221	USD	330	06/18/14	(19)
Royal Bank of Scotland	CZK	400	USD	20	06/18/14	—
Royal Bank of Scotland	CZK	850	USD	42	06/18/14	(1)
Royal Bank of Scotland	CZK	950	USD	48	06/18/14	—
Royal Bank of Scotland	CZK	1,150	USD	58	06/18/14	(1)
Royal Bank of Scotland	CZK	1,600	USD	81	06/18/14	—

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 515

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Scotland	CZK	2,850	USD	143	06/18/14	(1)
Royal Bank of Scotland	CZK	10,200	USD	514	06/18/14	(1)
Royal Bank of Scotland	CZK	12,150	USD	620	06/18/14	6
Royal Bank of Scotland	EUR	6,671	USD	9,190	05/02/14	(65)
Royal Bank of Scotland	EUR	4,245	USD	5,890	05/06/14	—
Royal Bank of Scotland	EUR	1	USD	1	06/18/14	—
Royal Bank of Scotland	EUR	1	USD	1	06/18/14	—
Royal Bank of Scotland	EUR	2	USD	3	06/18/14	—
Royal Bank of Scotland	EUR	2	USD	3	06/18/14	—
Royal Bank of Scotland	EUR	2	USD	3	06/18/14	—
Royal Bank of Scotland	EUR	5	USD	7	06/18/14	—
Royal Bank of Scotland	EUR	10	USD	14	06/18/14	—
Royal Bank of Scotland	EUR	35	USD	49	06/18/14	—
Royal Bank of Scotland	EUR	37	USD	51	06/18/14	—
Royal Bank of Scotland	EUR	41	USD	56	06/18/14	—
Royal Bank of Scotland	EUR	59	USD	81	06/18/14	—
Royal Bank of Scotland	EUR	70	USD	95	06/18/14	(1)
Royal Bank of Scotland	EUR	70	USD	96	06/18/14	(1)
Royal Bank of Scotland	EUR	78	USD	107	06/18/14	(1)
Royal Bank of Scotland	EUR	98	USD	134	06/18/14	(2)
Royal Bank of Scotland	EUR	129	USD	177	06/18/14	(1)
Royal Bank of Scotland	EUR	130	USD	179	06/18/14	(1)
Royal Bank of Scotland	EUR	136	USD	187	06/18/14	(1)
Royal Bank of Scotland	EUR	289	USD	400	06/18/14	(1)
Royal Bank of Scotland	EUR	367	USD	506	06/18/14	(3)
Royal Bank of Scotland	EUR	415	USD	578	06/18/14	2
Royal Bank of Scotland	EUR	436	USD	600	06/18/14	(5)
Royal Bank of Scotland	EUR	739	USD	1,014	06/18/14	(10)
Royal Bank of Scotland	EUR	1,034	USD	1,435	06/18/14	1
Royal Bank of Scotland	EUR	1,112	USD	1,532	06/18/14	(11)
Royal Bank of Scotland	EUR	1,502	USD	2,072	06/18/14	(11)
Royal Bank of Scotland	EUR	1,548	USD	2,149	06/18/14	2
Royal Bank of Scotland	EUR	1,958	USD	2,720	06/18/14	4
Royal Bank of Scotland	EUR	2,332	USD	3,247	06/18/14	12
Royal Bank of Scotland	EUR	2,461	USD	3,384	06/18/14	(30)
Royal Bank of Scotland	EUR	2,744	USD	3,810	06/18/14	3
Royal Bank of Scotland	EUR	3,564	USD	4,888	06/18/14	(55)
Royal Bank of Scotland	EUR	5,573	USD	7,758	06/18/14	28
Royal Bank of Scotland	GBP	1,951	USD	3,293	05/01/14	—
Royal Bank of Scotland	GBP	1	USD	2	06/18/14	—
Royal Bank of Scotland	GBP	1	USD	2	06/18/14	—
Royal Bank of Scotland	GBP	2	USD	2	06/18/14	—
Royal Bank of Scotland	GBP	2	USD	3	06/18/14	—
Royal Bank of Scotland	GBP	3	USD	5	06/18/14	—
Royal Bank of Scotland	GBP	4	USD	7	06/18/14	—
Royal Bank of Scotland	GBP	6	USD	10	06/18/14	—
Royal Bank of Scotland	GBP	7	USD	12	06/18/14	—
Royal Bank of Scotland	GBP	9	USD	15	06/18/14	—
Royal Bank of Scotland	GBP	10	USD	17	06/18/14	—
Royal Bank of Scotland	GBP	13	USD	21	06/18/14	(1)
Royal Bank of Scotland	GBP	17	USD	28	06/18/14	—
Royal Bank of Scotland	GBP	17	USD	29	06/18/14	—
Royal Bank of Scotland	GBP	18	USD	30	06/18/14	—
Royal Bank of Scotland	GBP	22	USD	37	06/18/14	—
Royal Bank of Scotland	GBP	32	USD	53	06/18/14	(1)
Royal Bank of Scotland	GBP	40	USD	67	06/18/14	(1)
Royal Bank of Scotland	GBP	40	USD	66	06/18/14	(1)

See accompanying notes which are an integral part of the financial statements.
516 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Scotland	GBP	49	USD	82	06/18/14	(1)
Royal Bank of Scotland	GBP	56	USD	92	06/18/14	(1)
Royal Bank of Scotland	GBP	84	USD	140	06/18/14	(2)
Royal Bank of Scotland	GBP	134	USD	220	06/18/14	(5)
Royal Bank of Scotland	GBP	136	USD	227	06/18/14	(3)
Royal Bank of Scotland	GBP	186	USD	307	06/18/14	(7)
Royal Bank of Scotland	GBP	249	USD	410	06/18/14	(10)
Royal Bank of Scotland	GBP	278	USD	462	06/18/14	(7)
Royal Bank of Scotland	GBP	333	USD	555	06/18/14	(7)
Royal Bank of Scotland	GBP	537	USD	891	06/18/14	(14)
Royal Bank of Scotland	GBP	671	USD	1,122	06/18/14	(11)
Royal Bank of Scotland	GBP	1,025	USD	1,700	06/18/14	(30)
Royal Bank of Scotland	GBP	1,114	USD	1,852	06/18/14	(28)
Royal Bank of Scotland	GBP	1,118	USD	1,859	06/18/14	(28)
Royal Bank of Scotland	GBP	1,167	USD	1,957	06/18/14	(12)
Royal Bank of Scotland	GBP	1,455	USD	2,419	06/18/14	(37)
Royal Bank of Scotland	GBP	3,599	USD	5,979	06/18/14	(96)
Royal Bank of Scotland	HUF	67,195	USD	297	06/18/14	(6)
Royal Bank of Scotland	HUF	76,805	USD	338	06/18/14	(8)
Royal Bank of Scotland	IDR	1,600,000	USD	136	06/18/14	(1)
Royal Bank of Scotland	ILS	5	USD	1	06/18/14	—
Royal Bank of Scotland	ILS	40	USD	11	06/18/14	—
Royal Bank of Scotland	ILS	60	USD	17	06/18/14	—
Royal Bank of Scotland	ILS	135	USD	39	06/18/14	—
Royal Bank of Scotland	ILS	160	USD	46	06/18/14	—
Royal Bank of Scotland	ILS	515	USD	149	06/18/14	—
Royal Bank of Scotland	ILS	1,530	USD	441	06/18/14	(1)
Royal Bank of Scotland	ILS	1,730	USD	493	06/18/14	(6)
Royal Bank of Scotland	ILS	1,800	USD	520	06/18/14	—
Royal Bank of Scotland	INR	550	USD	9	06/18/14	—
Royal Bank of Scotland	INR	600	USD	10	06/18/14	—
Royal Bank of Scotland	INR	800	USD	13	06/18/14	—
Royal Bank of Scotland	INR	900	USD	15	06/18/14	—
Royal Bank of Scotland	INR	1,900	USD	31	06/18/14	—
Royal Bank of Scotland	INR	2,650	USD	43	06/18/14	(1)
Royal Bank of Scotland	INR	2,700	USD	44	06/18/14	(1)
Royal Bank of Scotland	INR	3,650	USD	59	06/18/14	(1)
Royal Bank of Scotland	INR	3,719	USD	60	06/18/14	(1)
Royal Bank of Scotland	INR	4,004	USD	64	06/18/14	(1)
Royal Bank of Scotland	INR	4,024	USD	64	06/18/14	(2)
Royal Bank of Scotland	INR	4,375	USD	71	06/18/14	(1)
Royal Bank of Scotland	INR	6,028	USD	97	06/18/14	(2)
Royal Bank of Scotland	INR	6,350	USD	104	06/18/14	—
Royal Bank of Scotland	JPY	612	USD	6	06/18/14	—
Royal Bank of Scotland	JPY	3,500	USD	34	06/18/14	—
Royal Bank of Scotland	JPY	4,500	USD	44	06/18/14	—
Royal Bank of Scotland	JPY	8,216	USD	81	06/18/14	—
Royal Bank of Scotland	JPY	11,500	USD	112	06/18/14	(1)
Royal Bank of Scotland	JPY	12,598	USD	123	06/18/14	—
Royal Bank of Scotland	JPY	36,196	USD	348	06/18/14	(6)
Royal Bank of Scotland	JPY	38,557	USD	374	06/18/14	(3)
Royal Bank of Scotland	JPY	42,455	USD	415	06/18/14	—
Royal Bank of Scotland	JPY	47,131	USD	460	06/18/14	(2)
Royal Bank of Scotland	JPY	49,673	USD	478	06/18/14	(8)
Royal Bank of Scotland	JPY	65,427	USD	631	06/18/14	(9)
Royal Bank of Scotland	JPY	89,498	USD	871	06/18/14	(5)
Royal Bank of Scotland	JPY	91,482	USD	884	06/18/14	(11)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 517

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Scotland	JPY	99,443	USD	968	06/18/14	(5)
Royal Bank of Scotland	JPY	147,625	USD	1,432	06/18/14	(12)
Royal Bank of Scotland	JPY	177,188	USD	1,716	06/18/14	(18)
Royal Bank of Scotland	JPY	204,915	USD	1,993	06/18/14	(12)
Royal Bank of Scotland	JPY	408,574	USD	3,957	06/18/14	(40)
Royal Bank of Scotland	JPY	423,923	USD	4,137	06/18/14	(10)
Royal Bank of Scotland	JPY	453,550	USD	4,408	06/18/14	(29)
Royal Bank of Scotland	JPY	668,937	USD	6,531	06/18/14	(14)
Royal Bank of Scotland	KRW	5,000	USD	5	06/18/14	—
Royal Bank of Scotland	KRW	15,000	USD	14	06/18/14	(1)
Royal Bank of Scotland	KRW	60,000	USD	58	06/18/14	—
Royal Bank of Scotland	KRW	120,000	USD	111	06/18/14	(5)
Royal Bank of Scotland	KRW	160,000	USD	148	06/18/14	(6)
Royal Bank of Scotland	KRW	165,000	USD	154	06/18/14	(6)
Royal Bank of Scotland	KRW	185,000	USD	172	06/18/14	(6)
Royal Bank of Scotland	KRW	435,000	USD	418	06/18/14	(2)
Royal Bank of Scotland	KRW	460,000	USD	428	06/18/14	(16)
Royal Bank of Scotland	KRW 1,310,000		USD	1,215	06/18/14	(50)
Royal Bank of Scotland	MXN	50	USD	4	06/18/14	—
Royal Bank of Scotland	MXN	250	USD	19	06/18/14	—
Royal Bank of Scotland	MXN	250	USD	19	06/18/14	—
Royal Bank of Scotland	MXN	300	USD	23	06/18/14	—
Royal Bank of Scotland	MXN	450	USD	34	06/18/14	(1)
Royal Bank of Scotland	MXN	1,700	USD	128	06/18/14	(2)
Royal Bank of Scotland	MXN	3,500	USD	266	06/18/14	—
Royal Bank of Scotland	MXN	4,327	USD	326	06/18/14	(4)
Royal Bank of Scotland	MXN	11,623	USD	872	06/18/14	(13)
Royal Bank of Scotland	MYR	10	USD	3	06/18/14	—
Royal Bank of Scotland	MYR	10	USD	3	06/18/14	—
Royal Bank of Scotland	MYR	30	USD	9	06/18/14	—
Royal Bank of Scotland	MYR	40	USD	12	06/18/14	—
Royal Bank of Scotland	MYR	40	USD	12	06/18/14	—
Royal Bank of Scotland	MYR	85	USD	26	06/18/14	—
Royal Bank of Scotland	MYR	110	USD	34	06/18/14	—
Royal Bank of Scotland	MYR	140	USD	42	06/18/14	—
Royal Bank of Scotland	MYR	190	USD	58	06/18/14	—
Royal Bank of Scotland	MYR	2,300	USD	700	06/18/14	(2)
Royal Bank of Scotland	NOK	57	USD	9	06/18/14	—
Royal Bank of Scotland	NOK	89	USD	15	06/18/14	—
Royal Bank of Scotland	NOK	138	USD	23	06/18/14	—
Royal Bank of Scotland	NOK	1,148	USD	189	06/18/14	(3)
Royal Bank of Scotland	NOK	1,168	USD	196	06/18/14	—
Royal Bank of Scotland	NOK	1,614	USD	267	06/18/14	(4)
Royal Bank of Scotland	NOK	2,395	USD	399	06/18/14	(3)
Royal Bank of Scotland	NOK	3,097	USD	508	06/18/14	(12)
Royal Bank of Scotland	NOK	3,247	USD	536	06/18/14	(10)
Royal Bank of Scotland	NOK	3,538	USD	582	06/18/14	(12)
Royal Bank of Scotland	NOK	7,943	USD	1,326	06/18/14	(7)
Royal Bank of Scotland	NZD	26	USD	22	06/18/14	—
Royal Bank of Scotland	NZD	42	USD	35	06/18/14	—
Royal Bank of Scotland	NZD	67	USD	57	06/18/14	—
Royal Bank of Scotland	NZD	97	USD	83	06/18/14	—
Royal Bank of Scotland	NZD	100	USD	85	06/18/14	—
Royal Bank of Scotland	NZD	102	USD	87	06/18/14	—
Royal Bank of Scotland	NZD	111	USD	95	06/18/14	—
Royal Bank of Scotland	NZD	208	USD	179	06/18/14	1
Royal Bank of Scotland	NZD	232	USD	198	06/18/14	(1)

See accompanying notes which are an integral part of the financial statements.
518 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Scotland	NZD	247	USD	211	06/18/14	(1)
Royal Bank of Scotland	NZD	302	USD	256	06/18/14	(3)
Royal Bank of Scotland	NZD	611	USD	518	06/18/14	(7)
Royal Bank of Scotland	NZD	1,562	USD	1,346	06/18/14	5
Royal Bank of Scotland	NZD	1,805	USD	1,532	06/18/14	(19)
Royal Bank of Scotland	NZD	2,289	USD	1,942	06/18/14	(24)
Royal Bank of Scotland	NZD	2,930	USD	2,529	06/18/14	13
Royal Bank of Scotland	PHP	800	USD	18	06/18/14	—
Royal Bank of Scotland	PHP	850	USD	19	06/18/14	—
Royal Bank of Scotland	PHP	1,250	USD	28	06/18/14	—
Royal Bank of Scotland	PHP	2,600	USD	57	06/18/14	(1)
Royal Bank of Scotland	PHP	2,750	USD	60	06/18/14	(1)
Royal Bank of Scotland	PHP	5,346	USD	119	06/18/14	—
Royal Bank of Scotland	PHP	8,036	USD	180	06/18/14	—
Royal Bank of Scotland	PHP	8,049	USD	180	06/18/14	—
Royal Bank of Scotland	PHP	8,055	USD	180	06/18/14	—
Royal Bank of Scotland	PHP	12,064	USD	271	06/18/14	—
Royal Bank of Scotland	PLN	55	USD	18	06/18/14	—
Royal Bank of Scotland	PLN	70	USD	23	06/18/14	—
Royal Bank of Scotland	PLN	130	USD	42	06/18/14	—
Royal Bank of Scotland	PLN	135	USD	44	06/18/14	—
Royal Bank of Scotland	PLN	140	USD	46	06/18/14	—
Royal Bank of Scotland	PLN	165	USD	54	06/18/14	—
Royal Bank of Scotland	PLN	205	USD	67	06/18/14	(1)
Royal Bank of Scotland	PLN	235	USD	77	06/18/14	—
Royal Bank of Scotland	PLN	310	USD	101	06/18/14	(1)
Royal Bank of Scotland	PLN	415	USD	136	06/18/14	(1)
Royal Bank of Scotland	PLN	505	USD	164	06/18/14	(2)
Royal Bank of Scotland	PLN	615	USD	201	06/18/14	(1)
Royal Bank of Scotland	PLN	910	USD	298	06/18/14	(1)
Royal Bank of Scotland	PLN	1,025	USD	340	06/18/14	2
Royal Bank of Scotland	PLN	1,210	USD	395	06/18/14	(4)
Royal Bank of Scotland	PLN	2,350	USD	766	06/18/14	(8)
Royal Bank of Scotland	RUB	125	USD	3	06/18/14	—
Royal Bank of Scotland	RUB	450	USD	12	06/18/14	—
Royal Bank of Scotland	RUB	600	USD	16	06/18/14	—
Royal Bank of Scotland	RUB	750	USD	21	06/18/14	—
Royal Bank of Scotland	RUB	850	USD	24	06/18/14	—
Royal Bank of Scotland	RUB	900	USD	25	06/18/14	—
Royal Bank of Scotland	RUB	1,100	USD	30	06/18/14	—
Royal Bank of Scotland	RUB	1,200	USD	33	06/18/14	—
Royal Bank of Scotland	RUB	1,700	USD	47	06/18/14	—
Royal Bank of Scotland	RUB	1,700	USD	48	06/18/14	—
Royal Bank of Scotland	RUB	1,700	USD	47	06/18/14	(1)
Royal Bank of Scotland	RUB	1,788	USD	48	06/18/14	(2)
Royal Bank of Scotland	RUB	2,600	USD	70	06/18/14	(2)
Royal Bank of Scotland	RUB	2,800	USD	78	06/18/14	—
Royal Bank of Scotland	RUB	5,704	USD	151	06/18/14	(7)
Royal Bank of Scotland	RUB	6,576	USD	176	06/18/14	(6)
Royal Bank of Scotland	RUB	7,214	USD	196	06/18/14	(4)
Royal Bank of Scotland	RUB	7,214	USD	195	06/18/14	(5)
Royal Bank of Scotland	RUB	7,214	USD	195	06/18/14	(5)
Royal Bank of Scotland	RUB	7,214	USD	194	06/18/14	(6)
Royal Bank of Scotland	RUB	7,225	USD	194	06/18/14	(6)
Royal Bank of Scotland	RUB	8,720	USD	234	06/18/14	(8)
Royal Bank of Scotland	RUB	8,720	USD	233	06/18/14	(9)
Royal Bank of Scotland	RUB	24,200	USD	670	06/18/14	(2)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 519

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Scotland	SEK	188	USD	29	06/18/14	1
Royal Bank of Scotland	SEK	247	USD	38	06/18/14	—
Royal Bank of Scotland	SEK	310	USD	48	06/18/14	1
Royal Bank of Scotland	SEK	1,225	USD	188	06/18/14	—
Royal Bank of Scotland	SEK	1,301	USD	205	06/18/14	5
Royal Bank of Scotland	SEK	1,658	USD	257	06/18/14	2
Royal Bank of Scotland	SEK	1,880	USD	293	06/18/14	4
Royal Bank of Scotland	SEK	1,927	USD	296	06/18/14	—
Royal Bank of Scotland	SEK	2,174	USD	332	06/18/14	(2)
Royal Bank of Scotland	SEK	2,240	USD	342	06/18/14	(2)
Royal Bank of Scotland	SEK	2,283	USD	350	06/18/14	(1)
Royal Bank of Scotland	SEK	2,611	USD	400	06/18/14	(2)
Royal Bank of Scotland	SEK	2,645	USD	409	06/18/14	3
Royal Bank of Scotland	SEK	2,790	USD	436	06/18/14	7
Royal Bank of Scotland	SEK	2,797	USD	430	06/18/14	—
Royal Bank of Scotland	SEK	3,534	USD	548	06/18/14	4
Royal Bank of Scotland	SEK	3,652	USD	563	06/18/14	2
Royal Bank of Scotland	SEK	3,766	USD	579	06/18/14	1
Royal Bank of Scotland	SEK	4,213	USD	657	06/18/14	9
Royal Bank of Scotland	SEK	5,581	USD	872	06/18/14	14
Royal Bank of Scotland	SEK	7,058	USD	1,094	06/18/14	10
Royal Bank of Scotland	SEK	23,531	USD	3,581	06/18/14	(35)
Royal Bank of Scotland	SGD	5	USD	4	06/18/14	—
Royal Bank of Scotland	SGD	10	USD	8	06/18/14	—
Royal Bank of Scotland	SGD	10	USD	8	06/18/14	—
Royal Bank of Scotland	SGD	31	USD	25	06/18/14	—
Royal Bank of Scotland	SGD	35	USD	27	06/18/14	(1)
Royal Bank of Scotland	SGD	45	USD	35	06/18/14	—
Royal Bank of Scotland	SGD	55	USD	44	06/18/14	—
Royal Bank of Scotland	SGD	55	USD	44	06/18/14	—
Royal Bank of Scotland	SGD	115	USD	91	06/18/14	(1)
Royal Bank of Scotland	SGD	119	USD	94	06/18/14	(1)
Royal Bank of Scotland	SGD	120	USD	95	06/18/14	(1)
Royal Bank of Scotland	SGD	130	USD	103	06/18/14	(1)
Royal Bank of Scotland	SGD	159	USD	126	06/18/14	(1)
Royal Bank of Scotland	SGD	185	USD	146	06/18/14	(2)
Royal Bank of Scotland	SGD	238	USD	189	06/18/14	(2)
Royal Bank of Scotland	SGD	260	USD	204	06/18/14	(3)
Royal Bank of Scotland	SGD	402	USD	317	06/18/14	(3)
Royal Bank of Scotland	SGD	445	USD	350	06/18/14	(5)
Royal Bank of Scotland	TRY	30	USD	13	06/18/14	(1)
Royal Bank of Scotland	TRY	60	USD	27	06/18/14	(1)
Royal Bank of Scotland	TRY	85	USD	37	06/18/14	(3)
Royal Bank of Scotland	TRY	105	USD	46	06/18/14	(3)
Royal Bank of Scotland	TRY	110	USD	51	06/18/14	(1)
Royal Bank of Scotland	TRY	450	USD	195	06/18/14	(16)
Royal Bank of Scotland	TRY	497	USD	220	06/18/14	(12)
Royal Bank of Scotland	TRY	497	USD	219	06/18/14	(14)
Royal Bank of Scotland	TRY	504	USD	221	06/18/14	(15)
Royal Bank of Scotland	TRY	504	USD	219	06/18/14	(16)
Royal Bank of Scotland	TRY	523	USD	226	06/18/14	(18)
Royal Bank of Scotland	TWD	150	USD	5	06/18/14	—
Royal Bank of Scotland	TWD	400	USD	13	06/18/14	—
Royal Bank of Scotland	TWD	450	USD	15	06/18/14	—
Royal Bank of Scotland	TWD	800	USD	26	06/18/14	—
Royal Bank of Scotland	TWD	850	USD	28	06/18/14	—
Royal Bank of Scotland	TWD	1,250	USD	41	06/18/14	—

See accompanying notes which are an integral part of the financial statements.
520 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Royal Bank of Scotland	TWD	1,400	USD	47	06/18/14	—
Royal Bank of Scotland	TWD	1,550	USD	51	06/18/14	—
Royal Bank of Scotland	TWD	2,100	USD	69	06/18/14	—
Royal Bank of Scotland	TWD	2,700	USD	88	06/18/14	(1)
Royal Bank of Scotland	TWD	4,100	USD	134	06/18/14	(2)
Royal Bank of Scotland	TWD	6,100	USD	202	06/18/14	(1)
Royal Bank of Scotland	TWD	19,700	USD	652	06/18/14	(1)
Royal Bank of Scotland	TWD	81,450	USD	2,699	06/18/14	(1)
Royal Bank of Scotland	ZAR	50	USD	5	06/18/14	—
Royal Bank of Scotland	ZAR	150	USD	14	06/18/14	—
Royal Bank of Scotland	ZAR	500	USD	45	06/18/14	(2)
Royal Bank of Scotland	ZAR	500	USD	46	06/18/14	(1)
Royal Bank of Scotland	ZAR	5,863	USD	530	06/18/14	(23)
Royal Bank of Scotland	ZAR	9,637	USD	879	06/18/14	(31)
Saxo Bank	USD	4,930	EUR	3,570	06/18/14	22
Saxo Bank	USD	22,509	EUR	16,300	06/18/14	103
Saxo Bank	EUR	16,300	USD	22,510	05/02/14	(104)
Societe Generale	USD	21,825	CNY	133,623	05/27/14	(499)
Societe Generale	USD	1,601	NZD	1,869	05/02/14	11
Societe Generale	EUR	6,420	SEK	56,903	06/18/14	(161)
Societe Generale	NZD	1,869	USD	1,597	06/03/14	(11)
State Street	USD	16,885	CZK	332,623	06/18/14	(73)
State Street	USD	138	EUR	100	05/16/14	1
State Street	USD	495	EUR	360	05/16/14	5
State Street	USD	249	EUR	180	06/18/14	1
State Street	USD	342	EUR	248	06/18/14	1
State Street	USD	679	EUR	491	06/18/14	3
State Street	USD	5,410	EUR	3,915	06/18/14	20
State Street	USD	28	EUR	20	06/19/14	—
State Street	USD	28	EUR	20	06/19/14	—
State Street	USD	138	EUR	100	06/19/14	—
State Street	USD	356	EUR	260	06/19/14	5
State Street	USD	55	EUR	40	11/24/14	—
State Street	USD	1,807	EUR	1,310	11/24/14	10
State Street	USD	33	GBP	20	06/18/14	—
State Street	USD	206	GBP	125	06/18/14	5
State Street	USD	300	GBP	180	06/18/14	4
State Street	USD	427	GBP	256	06/18/14	4
State Street	USD	33	GBP	20	06/19/14	1
State Street	USD	130	GBP	80	06/19/14	5
State Street	USD	132	GBP	80	06/19/14	3
State Street	USD	166	GBP	100	06/19/14	2
State Street	USD	168	GBP	100	06/19/14	1
State Street	USD	200	GBP	120	06/19/14	3
State Street	USD	201	GBP	120	06/19/14	2
State Street	USD	3,500	JPY	357,921	05/21/14	1
State Street	USD	10,000	JPY	1,014,260	05/21/14	(78)
State Street	USD	20,000	JPY	2,060,040	05/21/14	153
State Street	USD	25,000	JPY	2,555,225	05/21/14	(3)
State Street	USD	35,792	MXN	477,712	06/18/14	594
State Street	USD	88	SEK	580	06/18/14	1
State Street	USD	336	SEK	2,210	06/18/14	3
State Street	USD	638	SEK	4,120	06/18/14	(5)
State Street	EUR	10	USD	14	05/16/14	—
State Street	EUR	20	USD	27	05/16/14	(1)
State Street	EUR	30	USD	41	05/16/14	(1)
State Street	EUR	40	USD	55	05/16/14	(1)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 521

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	EUR	40	USD	54	05/16/14	(2)
State Street	EUR	60	USD	83	05/16/14	—
State Street	EUR	80	USD	109	05/16/14	(2)
State Street	EUR	110	USD	148	05/16/14	(5)
State Street	EUR	150	USD	202	05/16/14	(6)
State Street	EUR	270	USD	365	05/16/14	(9)
State Street	EUR	350	USD	479	05/16/14	(7)
State Street	EUR	20	USD	27	05/19/14	(1)
State Street	EUR	135	USD	187	05/19/14	—
State Street	EUR	260	USD	362	05/19/14	1
State Street	EUR	180	USD	241	06/18/14	(8)
State Street	EUR	1,010	USD	1,397	06/18/14	(4)
State Street	EUR	5,757	USD	8,008	06/18/14	22
State Street	EUR	30	USD	41	06/19/14	(1)
State Street	EUR	30	USD	41	06/19/14	—
State Street	EUR	30	USD	41	06/19/14	—
State Street	EUR	400	USD	548	06/19/14	(7)
State Street	EUR	2,090	USD	2,811	06/19/14	(87)
State Street	EUR	80	USD	109	09/22/14	(2)
State Street	EUR	180	USD	246	09/23/14	(4)
State Street	EUR	1,470	USD	2,047	11/21/14	8
State Street	EUR	290	USD	399	11/24/14	(3)
State Street	EUR	3,050	USD	4,247	11/24/14	17
State Street	EUR	50	USD	69	11/25/14	—
State Street	EUR	60	USD	84	11/25/14	—
State Street	EUR	90	USD	124	11/25/14	(1)
State Street	EUR	100	USD	138	11/25/14	(1)
State Street	EUR	215	USD	298	11/25/14	(1)
State Street	EUR	230	USD	316	11/25/14	(3)
State Street	GBP	30	USD	49	06/18/14	(1)
State Street	GBP	35	USD	58	06/18/14	(1)
State Street	GBP	70	USD	114	06/18/14	(4)
State Street	GBP	80	USD	132	06/18/14	(3)
State Street	GBP	120	USD	201	06/18/14	(1)
State Street	GBP	149	USD	249	06/18/14	(3)
State Street	GBP	350	USD	558	06/18/14	(33)
State Street	GBP	500	USD	831	06/18/14	(13)
State Street	GBP	50	USD	84	06/19/14	(1)
State Street	GBP	50	USD	83	06/19/14	(2)
State Street	GBP	70	USD	118	06/19/14	(1)
State Street	GBP	160	USD	264	06/19/14	(6)
State Street	GBP	170	USD	279	06/19/14	(8)
State Street	GBP	220	USD	367	06/19/14	(5)
State Street	GBP	320	USD	523	06/19/14	(18)
State Street	GBP	810	USD	1,287	06/19/14	(80)
State Street	JPY	1,029,500	USD	10,000	05/21/14	(71)
State Street	JPY 10,000,061		USD	98,233	05/21/14	409
State Street	JPY	251,363	USD	2,448	06/18/14	(11)
State Street	JPY	1,638,866	USD	16,050	06/18/14	15
State Street	SEK	6,910	USD	1,047	06/18/14	(15)
UBS	USD	555	BRL	1,327	05/05/14	40
UBS	USD	283	BRL	634	06/03/14	(1)
UBS	USD	132	CLP	72,101	05/12/14	(4)
UBS	BRL	634	USD	285	05/05/14	1
UBS	BRL	693	USD	310	05/05/14	(1)
UBS	JPY	194,625	USD	1,900	05/07/14	(3)

See accompanying notes which are an integral part of the financial statements.
522 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
					Unrealized
					Appreciation
	Amount	Amount			(Depreciation)
Counterparty	Sold	Bought		Settlement Date	$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(291)

Currency Swap Contracts
Amounts in thousands
				Termination
Counterparty	Fund Receives	Fund Pays		Date	Fair Value $
	USD 11,942 plus 3 Month	TRY 25,000 plus
JPMorgan Chase	LIBOR	9.400%		06/10/15	(45)
Total Fair Value on Open Currency Swap Contracts Premiums Paid (Received) - $— (å)					(45)

Index Swap Contracts(*)
Amounts in thousands
				Termination
Fund Receives Underlying Security	Counterparty	Notional Amount		Date	Fair Value $
MSCI Emerging Markets Czech Republic Index	JPMorgan Chase	USD	3,590	11/17/14	194
Russian Depository Index	Morgan Stanley	USD	5,370	01/14/15	(153)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					41

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 3-month LIBOR rate plus a fee ranging from 0.6% to 0.65%.

Interest Rate Swaps

Amounts in thousands
						Fair
					Termination	Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Bank of America	BRL	600	8.940%	Brazil Interbank Deposit Rate	01/02/17	(16)
Citigroup	USD	400	US CPI Urban Consumers NSA	0.745%	03/27/16	1
Citigroup	NOK	125,000	Six Month NIBOR	2.035%	01/14/17	2
Citigroup	AUD	5,800	4.000%	Three Month BBSW	10/09/17	52
Citigroup	MXN	43,000	6.630%	Mexico Interbank 28 Day Deposit Rate	12/18/23	35
Credit Suisse	BRL	5,600	8.935%	Brazil Interbank Deposit Rate	01/02/17	(147)
Credit Suisse	GBP	1,400	Six Month LIBOR	3.000%	03/21/23	39
Credit Suisse	USD	2,200	3.000%	Three Month LIBOR	03/21/23	(68)
Credit Suisse	USD	3,100	Three Month LIBOR	2.000%	06/19/23	145
Credit Suisse	JPY	40,000	Six Month LIBOR	1.000%	09/18/23	(10)
Credit Suisse	USD	5,000	3.070%	Three Month LIBOR	08/04/24	95
Credit Suisse	JPY	342,000	Six Month LIBOR	1.500%	06/19/28	(161)
Credit Suisse	CAD	900	3.400%	Canadian Dealer Offer Rate	06/20/29	17
Credit Suisse	GBP	400	Six Month LIBOR	3.750%	09/18/43	(7)
Credit Suisse	CAD	500	Canadian Dealer Offer Rate	3.500%	06/20/44	(12)
Credit Suisse	USD	2,300	Three Month LIBOR	3.750%	08/04/44	(116)
Goldman Sachs	BRL	100	10.910%	Brazil Interbank Deposit Rate	01/02/17	(1)
HSBC	BRL	2,600	8.950%	Brazil Interbank Deposit Rate	01/02/17	(69)
JPMorgan Chase	HUF	27,500,000	Three Month BUBOR	3.040%	08/21/14	(69)
JPMorgan Chase	ZAR	1,500,000	Three Month JIBAR	7.190%	11/03/14	(315)
JPMorgan Chase	ZAR	1,450,000	6.270%	Three Month JIBAR	11/12/14	(14)
JPMorgan Chase	SEK	2,600,000	Three Month STIBOR	0.880%	03/18/15	(117)
JPMorgan Chase	PLN	165,000	Six Month WIBOR	3.400%	04/04/16	(431)
JPMorgan Chase	HUF	3,000,000	Six Month BUBOR	4.300%	02/07/19	(343)
JPMorgan Chase	PLN	72,000	4.100%	Six Month WIBOR	04/04/19	636
JPMorgan Chase	MXN	40,000	6.535%	Mexico Interbank 28 Day Deposit Rate	01/10/24	3

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 523

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Interest Rate Swaps

Amounts in thousands
									Fair
								Termination	Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date	$
Morgan Stanley	GBP	500	Six Month LIBOR	3.758%				09/18/43	(9)
UBS	AUD	9,500	4.000%	Three Month BBSW				10/09/17	85
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $119 (å)									(795)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
				Implied			Fund (Pays)/		Fair
				Credit	Notional		Receives	Termination	Value
Reference Entity			Counterparty	Spread	Amount		Fixed Rate	Date	$
ACCOR			JPMorgan Chase	0.798%	EUR	1,000	1.000%	03/20/19	15
ACCOR			JPMorgan Chase	0.841%	EUR	1,000	1.000%	06/20/19	13
Adecco S.A.			JPMorgan Chase	0.677%	EUR	1,000	(1.000%)	06/20/19	(24)
Air Products & Chemicals, Inc.			JPMorgan Chase	0.518%	USD	1,000	1.000%	06/20/19	25
Aktiebolaget Electrolux			JPMorgan Chase	0.569%	USD	2,000	1.000%	12/20/18	41
Aktiebolaget Electrolux			JPMorgan Chase	0.816%	EUR	1,000	(1.000%)	03/20/19	(14)
Akzo Nobel N.V.			JPMorgan Chase	0.729%	EUR	1,000	(1.000%)	06/20/19	(20)
Alcoa, Inc.			JPMorgan Chase	0.500%	EUR	2,000	1.000%	03/20/19	70
Alcoa, Inc.			JPMorgan Chase	0.819%	USD	2,000	(1.000%)	12/20/18	(19)
Alstom			JPMorgan Chase	0.831%	EUR	1,500	1.000%	12/20/18	18
Alstom			JPMorgan Chase	0.872%	EUR	1,000	(1.000%)	03/20/19	(10)
Alstom			JPMorgan Chase	0.880%	USD	2,000	(1.000%)	12/20/18	(13)
Altria Group, Inc.			JPMorgan Chase	0.430%	USD	1,000	(1.000%)	03/20/19	(28)
American Axle & Manufacturing, Inc.			JPMorgan Chase	0.513%	EUR	1,000	1.000%	03/20/19	34
AmerisourceBergen Corp.			JPMorgan Chase	0.582%	USD	3,000	1.000%	12/20/18	60
Amgen, Inc.			JPMorgan Chase	0.404%	USD	1,000	(1.000%)	03/20/19	(30)
Amgen, Inc.			JPMorgan Chase	0.426%	USD	2,000	(1.000%)	06/20/19	(60)
Amkor Technology, Inc.			JPMorgan Chase	0.603%	USD	2,000	1.000%	03/20/19	40
Amkor Technology, Inc.			JPMorgan Chase	2.557%	USD	500	5.000%	06/20/19	61
Anheuser-Busch InBev			JPMorgan Chase	0.499%	EUR	3,000	1.000%	06/20/19	110
Archer-Daniels-Midland Co.			JPMorgan Chase	1.414%	EUR	1,500	1.000%	12/20/18	(36)
Arrow Electonics, Inc.			JPMorgan Chase	0.836%	USD	1,000	(1.000%)	06/20/19	(9)
Arrow Electonics, Inc.			JPMorgan Chase	1.564%	USD	1,500	5.000%	12/20/18	237
AT&T, Inc.			JPMorgan Chase	0.480%	USD	3,000	(1.000%)	12/20/18	(74)
AT&T, Inc.			JPMorgan Chase	0.539%	USD	3,000	1.000%	06/20/19	72
AT&T, Inc.			JPMorgan Chase	0.539%	USD	1,000	1.000%	06/20/19	24
AT&T, Inc.			JPMorgan Chase	0.713%	EUR	1,000	(1.000%)	03/20/19	(21)
AT&T, Inc.			JPMorgan Chase	0.888%	USD	1,000	(1.000%)	03/20/19	(6)
AutoZone, Inc.			JPMorgan Chase	0.498%	USD	2,000	1.000%	06/20/19	52
AutoZone, Inc.			JPMorgan Chase	0.874%	USD	2,000	1.000%	12/20/18	14
Avnet, Inc.			JPMorgan Chase	0.657%	EUR	1,500	1.000%	12/20/18	35
Avnet, Inc.			JPMorgan Chase	0.819%	USD	2,000	1.000%	12/20/18	19
Avnet, Inc.			JPMorgan Chase	0.940%	USD	2,000	(1.000%)	06/20/19	(8)
Avnet, Inc.			JPMorgan Chase	0.940%	USD	1,000	(1.000%)	06/20/19	(4)
Avon Products, Inc.			JPMorgan Chase	0.616%	EUR	1,000	(1.000%)	12/20/18	(26)
Barrick Gold Corp.			JPMorgan Chase	0.558%	USD	1,000	1.000%	03/20/19	22
Bayerische Motoren Werke
Aktiengesellschaft			JPMorgan Chase	0.450%	EUR	2,000	(1.000%)	06/20/19	(80)
Berkshire Hathaway, Inc.			JPMorgan Chase	0.486%	USD	2,000	1.000%	06/20/19	53
Berkshire Hathaway, Inc.			JPMorgan Chase	0.486%	USD	2,000	1.000%	06/20/19	53
Best Buy Co., Inc.			JPMorgan Chase	0.721%	USD	2,000	(1.000%)	12/20/18	(27)
Best Buy Co., Inc.			JPMorgan Chase	3.386%	USD	1,000	(5.000%)	06/20/19	(80)
Boston Scientific Corp.			JPMorgan Chase	0.651%	USD	1,000	(1.000%)	06/20/19	(19)
Boston Scientific Corp.			JPMorgan Chase	0.651%	USD	1,000	(1.000%)	06/20/19	(19)
Boston Scientific Corp.			JPMorgan Chase	0.651%	USD	1,000	(1.000%)	06/20/19	(19)

See accompanying notes which are an integral part of the financial statements.
524 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Boston Scientific Corp.	JPMorgan Chase	1.398%	USD	1,000	(1.000%)	12/20/18	17
Bouygues	JPMorgan Chase	0.754%	EUR	1,000	(1.000%)	06/20/19	(19)
BP PLC	JPMorgan Chase	0.597%	EUR	500	1.000%	06/20/19	15
British American Tobacco PLC	JPMorgan Chase	0.402%	EUR	1,000	(1.000%)	03/20/19	(42)
British American Tobacco PLC	JPMorgan Chase	0.402%	EUR	1,000	1.000%	03/20/19	42
British American Tobacco PLC	JPMorgan Chase	0.422%	EUR	1,000	1.000%	06/20/19	42
British Sky Broadcasting Group PLC	JPMorgan Chase	0.440%	USD	1,000	1.000%	12/20/18	27
British Sky Broadcasting Group PLC	JPMorgan Chase	0.561%	EUR	1,500	1.000%	06/20/19	48
British Telecommunications PLC	JPMorgan Chase	0.647%	EUR	1,000	1.000%	06/20/19	26
British Telecommunications PLC	JPMorgan Chase	1.665%	USD	1,000	(5.000%)	03/20/19	(160)
CA, Inc.	JPMorgan Chase	0.422%	USD	1,000	1.000%	03/20/19	29
CA, Inc.	JPMorgan Chase	2.254%	USD	1,000	(5.000%)	12/20/18	(125)
Campbell Soup Co.	JPMorgan Chase	0.563%	USD	2,000	1.000%	03/20/19	44
Campbell Soup Co.	JPMorgan Chase	0.598%	USD	1,000	1.000%	06/20/19	21
Campbell Soup Co.	JPMorgan Chase	0.598%	USD	1,000	1.000%	06/20/19	21
Canadian Resources, Ltd.	JPMorgan Chase	0.538%	USD	2,000	1.000%	06/20/19	48
Cardinal Health, Inc.	JPMorgan Chase	0.338%	USD	1,000	1.000%	03/20/19	33
Cardinal Health, Inc.	JPMorgan Chase	0.357%	USD	1,000	(1.000%)	06/20/19	(33)
Cardinal Health, Inc.	JPMorgan Chase	0.357%	USD	1,000	(1.000%)	06/20/19	(33)
Carrefour	JPMorgan Chase	0.376%	USD	2,000	(1.000%)	12/20/18	(59)
Carrefour	JPMorgan Chase	0.733%	EUR	1,000	(1.000%)	06/20/19	(20)
Carrefour	JPMorgan Chase	0.733%	EUR	1,000	(1.000%)	06/20/19	(20)
Casino Guichard-Perrachon	JPMorgan Chase	1.031%	EUR	2,000	1.000%	06/20/19	(1)
Catepillar, Inc.	JPMorgan Chase	0.417%	USD	2,000	1.000%	06/20/19	61
Centrica PLC	JPMorgan Chase	0.667%	EUR	1,000	(1.000%)	06/20/19	(25)
CenturyLink, Inc.	JPMorgan Chase	0.512%	USD	2,000	1.000%	03/20/19	49
CenturyLink, Inc.	JPMorgan Chase	0.513%	EUR	1,500	1.000%	03/20/19	51
CenturyLink, Inc.	JPMorgan Chase	1.831%	USD	500	1.000%	06/20/19	(19)
CenturyLink, Inc.	JPMorgan Chase	1.831%	USD	2,000	1.000%	06/20/19	(78)
Chesapeake Energy Corp.	JPMorgan Chase	0.771%	USD	1,000	1.000%	12/20/18	11
Chesapeake Energy Corp.	JPMorgan Chase	1.172%	EUR	1,000	1.000%	03/20/19	(10)
Chesapeake Energy Corp.	JPMorgan Chase	1.734%	USD	1,000	5.000%	06/20/19	162
Chesapeake Energy Corp.	JPMorgan Chase	1.734%	USD	1,000	5.000%	06/20/19	162
Clariant AG	JPMorgan Chase	0.826%	EUR	1,000	(1.000%)	03/20/19	(13)
CMS Energy Corp.	JPMorgan Chase	0.511%	USD	2,000	1.000%	06/20/19	51
Compass Group PLC	JPMorgan Chase	0.365%	EUR	1,000	1.000%	03/20/19	44
ConAgra Foods, Inc.	JPMorgan Chase	0.638%	USD	1,000	1.000%	06/20/19	19
Corning, Inc.	JPMorgan Chase	0.507%	USD	1,000	1.000%	06/20/19	26
Corning, Inc.	JPMorgan Chase	0.507%	USD	1,000	1.000%	06/20/19	26
CSX Corp.	JPMorgan Chase	0.454%	USD	3,000	1.000%	03/20/19	81
Cytec Industries, Inc.	JPMorgan Chase	0.669%	USD	2,000	1.000%	03/20/19	34
Cytec Industries, Inc.	JPMorgan Chase	0.724%	USD	2,000	1.000%	03/20/19	28
Cytec Industries, Inc.	JPMorgan Chase	0.765%	USD	1,000	1.000%	06/20/19	13
Cytec Industries, Inc.	JPMorgan Chase	0.765%	USD	1,000	1.000%	06/20/19	13
Cytec Industries, Inc.	JPMorgan Chase	1.652%	USD	2,000	1.000%	03/20/19	(58)
D.R. Horton, Inc.	JPMorgan Chase	1.683%	USD	1,000	(1.000%)	03/20/19	30
Daimler AG	JPMorgan Chase	0.455%	EUR	1,000	(1.000%)	06/20/19	(40)
Danone	JPMorgan Chase	0.482%	EUR	1,000	(1.000%)	03/20/19	(36)
Danone	JPMorgan Chase	0.508%	EUR	1,500	1.000%	06/20/19	54
Darden Restaurants, Inc.	JPMorgan Chase	0.831%	EUR	1,500	(1.000%)	12/20/18	(18)
DDR Corp.	JPMorgan Chase	1.069%	USD	2,000	1.000%	06/20/19	(5)
DDR Corp.	JPMorgan Chase	1.069%	USD	1,000	1.000%	06/20/19	(2)
DDR Corp.	JPMorgan Chase	1.069%	USD	1,000	1.000%	06/20/19	(2)
Deere & Co.	JPMorgan Chase	0.401%	USD	1,000	(1.000%)	12/20/18	(28)
Deutsche Telekom AG	JPMorgan Chase	0.607%	EUR	1,000	(1.000%)	06/20/19	(29)
Diageo PLC	JPMorgan Chase	0.526%	EUR	1,000	1.000%	06/20/19	35
Dillard's, Inc.	JPMorgan Chase	0.430%	USD	3,000	1.000%	03/20/19	85

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 525

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Dillard's, Inc.	JPMorgan Chase	1.674%	USD	1,000	5.000%	03/20/19	160
DIRECTV Holdings LLC	JPMorgan Chase	0.802%	USD	2,000	(1.000%)	12/20/18	(20)
DIRECTV Holdings LLC	JPMorgan Chase	0.824%	EUR	1,000	1.000%	03/20/19	13
DIRECTV Holdings LLC	JPMorgan Chase	0.995%	USD	1,000	1.000%	06/20/19	1
Dixons Retail PLC	JPMorgan Chase	0.700%	EUR	1,000	1.000%	12/20/18	21
Dixons Retail PLC	JPMorgan Chase	1.922%	EUR	1,000	(5.000%)	06/20/19	(214)
E. I. du Pont de Nemours and Co.	JPMorgan Chase	0.364%	USD	1,000	(1.000%)	12/20/18	(30)
E. I. du Pont de Nemours and Co.	JPMorgan Chase	0.411%	USD	3,000	1.000%	06/20/19	92
E. I. du Pont de Nemours and Co.	JPMorgan Chase	0.503%	USD	2,000	1.000%	03/20/19	50
E.ON SE	JPMorgan Chase	0.738%	EUR	1,000	(1.000%)	06/20/19	(20)
Enbridge, Inc.	JPMorgan Chase	0.869%	USD	2,000	1.000%	06/20/19	15
Enbridge, Inc.	JPMorgan Chase	0.869%	USD	2,000	1.000%	06/20/19	15
Enbridge, Inc.	JPMorgan Chase	0.874%	USD	3,000	(1.000%)	12/20/18	(20)
Encana Corp.	JPMorgan Chase	0.436%	USD	2,000	1.000%	12/20/18	53
Energy Transfer Partners LP	JPMorgan Chase	0.532%	USD	1,000	1.000%	12/20/18	22
Energy Transfer Partners LP	JPMorgan Chase	0.704%	EUR	1,000	(1.000%)	03/20/19	(21)
Enterprise Products Operating LLC	JPMorgan Chase	0.259%	USD	1,000	(1.000%)	12/20/18	(35)
Enterprise Products Operating LLC	JPMorgan Chase	0.570%	EUR	2,000	1.000%	03/20/19	61
ERP Operating Limited Partnership	JPMorgan Chase	0.508%	USD	1,500	1.000%	06/20/19	39
ERP Operating Limited Partnership	JPMorgan Chase	0.508%	USD	1,000	1.000%	06/20/19	26
ERP Operating Limited Partnership	JPMorgan Chase	0.508%	USD	1,000	1.000%	06/20/19	26
European Aeronautic Defence and Space Co.
EADS NV	JPMorgan Chase	0.515%	EUR	1,000	(1.000%)	03/20/19	(34)
Exelon Corp.	JPMorgan Chase	0.577%	USD	1,000	(1.000%)	06/20/19	(22)
Exelon Corp.	JPMorgan Chase	0.594%	EUR	1,500	(1.000%)	12/20/18	(41)
Fifth & Pacific Companies, Inc.	JPMorgan Chase	1.239%	USD	1,000	5.000%	03/20/19	182
FirstEnergy Corp.	JPMorgan Chase	1.164%	USD	1,000	(1.000%)	06/20/19	7
FirstEnergy Corp.	JPMorgan Chase	1.164%	USD	1,000	(1.000%)	06/20/19	7
FirstEnergy Corp.	JPMorgan Chase	1.164%	USD	1,000	(1.000%)	06/20/19	7
Freeport-McMoRan Copper & Gold, Inc.	JPMorgan Chase	1.370%	USD	1,000	(1.000%)	06/20/19	17
Freeport-McMoRan Copper & Gold, Inc.	JPMorgan Chase	1.781%	USD	1,000	(1.000%)	03/20/19	35
Fresenius SE & Co. KGaA	JPMorgan Chase	0.888%	USD	1,000	(1.000%)	03/20/19	(6)
Fresenius SE & Co. KGaA	JPMorgan Chase	0.890%	EUR	1,000	1.000%	12/20/18	9
Frontier Communications Corp.	JPMorgan Chase	2.527%	USD	1,000	(5.000%)	03/20/19	(118)
Gas Natural SDG SA	JPMorgan Chase	0.472%	USD	2,000	1.000%	12/20/18	50
Gas Natural SDG SA	JPMorgan Chase	0.743%	EUR	1,000	(1.000%)	03/20/19	(19)
Gecina SA	JPMorgan Chase	0.942%	EUR	500	1.000%	03/20/19	3
Gecina SA	JPMorgan Chase	0.993%	EUR	500	1.000%	06/20/19	1
Gecina SA	JPMorgan Chase	0.993%	EUR	2,000	1.000%	06/20/19	4
General Motors	JPMorgan Chase	1.523%	USD	1,000	5.000%	06/20/19	173
GKN Holdings PLC	JPMorgan Chase	1.574%	USD	3,000	1.000%	12/20/18	(73)
GlaxoSmithKline PLC	JPMorgan Chase	0.439%	EUR	2,000	1.000%	06/20/19	82
Glencore International AG	JPMorgan Chase	0.770%	USD	3,000	1.000%	03/20/19	36
Halliburton Co.	JPMorgan Chase	0.321%	USD	1,000	(1.000%)	06/20/19	(35)
Hammerson PLC	JPMorgan Chase	0.000%	EUR	1,000	1.000%	06/20/19	22
Health Care REIT, Inc.	JPMorgan Chase	0.715%	EUR	1,000	(1.000%)	03/20/19	(21)
HeidelbergCement AG	JPMorgan Chase	1.664%	EUR	500	5.000%	03/20/19	112
HeidelbergCement AG	JPMorgan Chase	1.747%	EUR	1,000	5.000%	06/20/19	228
Heineken NV	JPMorgan Chase	0.513%	EUR	1,000	1.000%	03/20/19	34
Heineken NV	JPMorgan Chase	0.541%	EUR	1,000	1.000%	06/20/19	34
Hewlett-Packard	JPMorgan Chase	0.821%	USD	2,500	(1.000%)	06/20/19	(25)
Hewlett-Packard	JPMorgan Chase	0.821%	USD	500	(1.000%)	06/20/19	(5)
Hewlett-Packard	JPMorgan Chase	2.265%	USD	1,000	(5.000%)	12/20/18	(125)
Holcim, Ltd.	JPMorgan Chase	0.890%	EUR	1,000	1.000%	12/20/18	9
Holcim, Ltd.	JPMorgan Chase	1.024%	EUR	1,000	1.000%	06/20/19	—
Holcim, Ltd.	JPMorgan Chase	1.206%	EUR	2,000	1.000%	03/20/20	(29)
Holcim, Ltd.	JPMorgan Chase	1.821%	EUR	1,000	5.000%	03/20/19	214
See accompanying notes which are an integral part of the financial statements.
526 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Host Hotels & Resorts LP	JPMorgan Chase	0.568%	USD	1,000	1.000%	12/20/18	21
Host Hotels & Resorts LP	JPMorgan Chase	0.849%	USD	1,000	1.000%	06/20/19	9
Host Hotels & Resorts LP	JPMorgan Chase	0.849%	USD	3,000	1.000%	06/20/19	26
Iberdrola SA	JPMorgan Chase	0.739%	EUR	2,000	1.000%	06/20/19	39
Iberdrola SA	JPMorgan Chase	0.739%	EUR	1,000	1.000%	06/20/19	20
IBM Corp.	JPMorgan Chase	0.415%	USD	1,000	1.000%	06/20/19	30
International Paper Co.	JPMorgan Chase	0.444%	USD	2,000	1.000%	12/20/18	53
International Paper Co.	JPMorgan Chase	0.703%	USD	1,000	1.000%	12/20/18	15
International Paper Co.	JPMorgan Chase	0.703%	USD	500	1.000%	12/20/18	7
ITV PLC	JPMorgan Chase	1.067%	EUR	1,000	5.000%	06/20/19	279
ITV PLC	JPMorgan Chase	1.073%	USD	2,500	1.000%	03/20/19	(6)
Johnson & Johnson	JPMorgan Chase	0.157%	USD	1,000	(1.000%)	06/20/19	(44)
Johnson & Johnson	JPMorgan Chase	0.772%	EUR	1,000	(1.000%)	12/20/18	(16)
Johnson Controls, Inc.	JPMorgan Chase	0.646%	USD	2,000	(1.000%)	06/20/19	(37)
Johnson Controls, Inc.	JPMorgan Chase	0.646%	USD	1,000	(1.000%)	06/20/19	(19)
Kate Spade & Co.	JPMorgan Chase	1.310%	USD	1,000	5.000%	06/20/19	186
Kate Spade & Co.	JPMorgan Chase	1.310%	USD	1,000	5.000%	06/20/19	186
Kimco Realty Corp.	JPMorgan Chase	0.662%	USD	1,000	1.000%	03/20/19	17
Kimco Realty Corp.	JPMorgan Chase	0.695%	USD	1,000	1.000%	06/20/19	16
Kinder Morgan Energy Partners LP	JPMorgan Chase	0.918%	USD	3,000	1.000%	06/20/19	16
Kinder Morgan Energy Partners LP	JPMorgan Chase	1.591%	USD	2,000	1.000%	12/20/18	(50)
Kinder Morgan, Inc.	JPMorgan Chase	0.480%	USD	2,000	1.000%	12/20/18	49
Kinder Morgan, Inc.	JPMorgan Chase	1.788%	USD	1,000	1.000%	06/20/19	(37)
Kingfisher PLC	JPMorgan Chase	0.640%	EUR	1,000	(1.000%)	03/20/19	(26)
Kingfisher PLC	JPMorgan Chase	0.874%	EUR	1,500	1.000%	12/20/18	14
Koninklijke Ahold NV	JPMorgan Chase	0.302%	USD	1,000	(1.000%)	03/20/19	(35)
Koninklijke Ahold NV	JPMorgan Chase	0.800%	EUR	2,000	1.000%	06/20/19	31
Koninklijke Ahold NV	JPMorgan Chase	0.800%	EUR	1,000	1.000%	06/20/19	15
Koninklijke Ahold NV	JPMorgan Chase	1.180%	USD	1,000	1.000%	12/20/18	(7)
Koninklijke KPN NV	JPMorgan Chase	1.086%	EUR	2,000	(1.000%)	06/20/19	9
Koninklijke Philips NV	JPMorgan Chase	0.529%	EUR	1,000	(1.000%)	06/20/19	(35)
Ladbrokes PLC	JPMorgan Chase	0.000%	EUR	1,000	(1.000%)	12/20/18	96
Ladbrokes PLC	JPMorgan Chase	1.206%	USD	1,000	(1.000%)	12/20/18	8
Lafarge	JPMorgan Chase	1.233%	EUR	500	(1.000%)	06/20/19	7
Lafarge	JPMorgan Chase	1.233%	EUR	500	1.000%	06/20/19	(7)
Lanxess AG	JPMorgan Chase	1.143%	EUR	1,000	(1.000%)	12/20/18	7
Louisiana-Pacific Corp.	JPMorgan Chase	1.760%	USD	1,000	(5.000%)	06/20/19	(162)
Lowe's Companies, Inc.	JPMorgan Chase	0.306%	USD	1,000	(1.000%)	06/20/19	(36)
LVMH Moët Hennessy - Louis Vuitton	JPMorgan Chase	0.501%	EUR	1,000	1.000%	06/20/19	37
M.D.C. Holdings, Inc.	JPMorgan Chase	1.887%	USD	1,000	(1.000%)	06/20/19	41
Marks and Spencer PLC	JPMorgan Chase	2.254%	USD	1,000	5.000%	12/20/18	126
Marriott International, Inc.	JPMorgan Chase	0.453%	USD	1,000	1.000%	03/20/19	27
Marriott International, Inc.	JPMorgan Chase	0.478%	USD	3,000	1.000%	06/20/19	81
Masco Corp.	JPMorgan Chase	0.978%	EUR	1,000	1.000%	03/20/19	3
Masco Corp.	JPMorgan Chase	1.517%	USD	2,000	(5.000%)	06/20/19	(350)
Mattel, Inc.	JPMorgan Chase	0.000%	USD	1,000	1.000%	03/20/19	17
Mattel, Inc.	JPMorgan Chase	0.693%	USD	500	1.000%	06/20/19	8
McDonald's Corp.	JPMorgan Chase	0.189%	USD	2,000	(1.000%)	06/20/19	(84)
McKesson Corp.	JPMorgan Chase	0.336%	USD	2,000	(1.000%)	06/20/19	(69)
McKesson Corp.	JPMorgan Chase	0.336%	USD	1,000	(1.000%)	06/20/19	(34)
MeadWesvaco Corp.	JPMorgan Chase	0.289%	USD	2,000	(1.000%)	03/20/19	(70)
MeadWesvaco Corp.	JPMorgan Chase	0.763%	USD	1,000	1.000%	12/20/18	12
MeadWesvaco Corp.	JPMorgan Chase	0.894%	USD	1,000	1.000%	06/20/19	6
MeadWesvaco Corp.	JPMorgan Chase	0.894%	USD	1,000	1.000%	06/20/19	6
MeadWesvaco Corp.	JPMorgan Chase	0.894%	USD	1,000	1.000%	06/20/19	6
MeadWesvaco Corp.	JPMorgan Chase	0.894%	USD	1,000	1.000%	06/20/19	6
Meritor, Inc.	JPMorgan Chase	2.950%	USD	1,000	(5.000%)	06/20/19	(102)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 527

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Metro AG	JPMorgan Chase	1.349%	EUR	1,000	(1.000%)	06/20/19	22
Metsa Board Corp.	JPMorgan Chase	2.189%	EUR	1,000	5.000%	03/20/19	188
Metsa Board Corp.	JPMorgan Chase	2.312%	EUR	500	5.000%	06/20/19	94
Mondelez International, Inc.	JPMorgan Chase	0.453%	USD	1,000	1.000%	03/20/19	27
Mondelez International, Inc.	JPMorgan Chase	0.478%	USD	1,000	1.000%	06/20/19	27
Mondelez International, Inc.	JPMorgan Chase	0.478%	USD	2,000	1.000%	06/20/19	54
Motorola Solutions, Inc.	JPMorgan Chase	0.440%	USD	1,000	1.000%	12/20/18	27
Motorola Solutions, Inc.	JPMorgan Chase	0.709%	USD	1,000	1.000%	06/20/19	16
Motorola Solutions, Inc.	JPMorgan Chase	0.709%	USD	3,000	1.000%	06/20/19	47
Nabors Industries, Inc.	JPMorgan Chase	0.937%	USD	2,500	1.000%	03/20/19	10
National Grid PLC	JPMorgan Chase	0.538%	EUR	1,000	1.000%	06/20/19	34
National Grid PLC	JPMorgan Chase	0.538%	EUR	1,000	1.000%	06/20/19	34
Newell Rubbermaind, Inc.	JPMorgan Chase	0.665%	USD	3,000	1.000%	03/20/19	51
Newell Rubbermaind, Inc.	JPMorgan Chase	0.702%	USD	1,000	1.000%	06/20/19	16
Newell Rubbermaind, Inc.	JPMorgan Chase	1.664%	EUR	1,000	5.000%	03/20/19	224
Newmont Mining Corp.	JPMorgan Chase	1.597%	USD	1,000	(1.000%)	06/20/19	28
Next PLC	JPMorgan Chase	0.543%	EUR	1,000	1.000%	06/20/19	34
Noble Energy, Inc.	JPMorgan Chase	0.509%	EUR	1,000	1.000%	03/20/19	34
Nordstrom, Inc.	JPMorgan Chase	0.639%	USD	1,000	1.000%	06/20/19	19
Nordstrom, Inc.	JPMorgan Chase	0.639%	USD	1,000	1.000%	06/20/19	19
Nordstrom, Inc.	JPMorgan Chase	0.639%	USD	500	1.000%	06/20/19	10
Nordstrom, Inc.	JPMorgan Chase	0.639%	USD	1,000	1.000%	06/20/19	19
Norfolk Southern Corp.	JPMorgan Chase	1.166%	USD	2,000	1.000%	03/20/19	(13)
NRG Energy, Inc.	JPMorgan Chase	2.402%	USD	1,000	5.000%	03/20/19	124
NRG Energy, Inc.	JPMorgan Chase	2.521%	USD	1,000	5.000%	06/20/19	123
NRG Energy, Inc.	JPMorgan Chase	2.521%	USD	1,000	5.000%	06/20/19	123
Occidental Petroleum Corp.	JPMorgan Chase	0.480%	USD	1,000	1.000%	12/20/18	25
Occidental Petroleum Corp.	JPMorgan Chase	0.525%	USD	2,000	1.000%	03/20/19	47
Olin Corp.	JPMorgan Chase	1.255%	USD	2,000	1.000%	06/20/19	(23)
Omnicom Group, Inc.	JPMorgan Chase	0.327%	USD	3,000	(1.000%)	06/20/19	(104)
Oneok, Inc.	JPMorgan Chase	0.960%	USD	2,000	1.000%	06/20/19	6
Oneok, Inc.	JPMorgan Chase	0.960%	USD	1,000	1.000%	06/20/19	3
Oneok, Inc.	JPMorgan Chase	0.960%	USD	1,000	1.000%	06/20/19	3
Packaging Corp. of America	JPMorgan Chase	0.698%	USD	1,000	(1.000%)	06/20/19	(16)
Pearson PLC	JPMorgan Chase	0.730%	EUR	1,000	1.000%	06/20/19	20
Pearson PLC	JPMorgan Chase	0.970%	EUR	1,500	5.000%	12/20/18	392
Pernod Ricard	JPMorgan Chase	0.703%	USD	1,500	(1.000%)	12/20/18	(22)
Pernod Ricard	JPMorgan Chase	0.790%	EUR	2,000	1.000%	06/20/19	32
Pernod Ricard	JPMorgan Chase	0.790%	EUR	1,000	1.000%	06/20/19	16
Pernod Ricard	JPMorgan Chase	1.517%	EUR	1,000	(1.000%)	03/20/19	32
Peugeot SA	JPMorgan Chase	2.728%	EUR	500	(5.000%)	06/20/19	(79)
Pioneer Natural Resources Co.	JPMorgan Chase	0.597%	EUR	1,000	(1.000%)	03/20/19	(28)
Pitney Bowes, Inc.	JPMorgan Chase	0.512%	USD	1,000	1.000%	03/20/19	24
Pitney Bowes, Inc.	JPMorgan Chase	1.146%	USD	1,000	(1.000%)	06/20/19	6
PolyOne Corp.	JPMorgan Chase	1.552%	USD	1,000	5.000%	03/20/19	166
PolyOne Corp.	JPMorgan Chase	1.631%	USD	1,000	5.000%	06/20/19	169
PostNL NV	JPMorgan Chase	1.344%	EUR	1,000	(1.000%)	06/20/19	22
Potash Corp. of Saskatchewan, Inc.	JPMorgan Chase	0.556%	USD	1,000	1.000%	06/20/19	23
Prologis LP	JPMorgan Chase	0.415%	EUR	1,000	1.000%	03/20/19	41
Prologis LP	JPMorgan Chase	0.826%	EUR	1,000	1.000%	03/20/19	13
Prologis LP	JPMorgan Chase	0.827%	USD	4,000	1.000%	06/20/19	39
Quest Diagnostics, Inc.	JPMorgan Chase	1.140%	USD	1,500	1.000%	06/20/19	(9)
R.R. Donnelley & Sons Co.	JPMorgan Chase	0.874%	USD	1,000	1.000%	12/20/18	7
Rentokil Initial PLC	JPMorgan Chase	1.028%	EUR	1,000	1.000%	06/20/19	—
Rentokil Initial PLC	JPMorgan Chase	1.028%	EUR	1,000	1.000%	06/20/19	—
Rentokil Initial PLC	JPMorgan Chase	1.961%	USD	1,000	(5.000%)	12/20/18	(139)
Reynolds American, Inc.	JPMorgan Chase	0.649%	USD	2,000	1.000%	06/20/19	37
See accompanying notes which are an integral part of the financial statements.
528 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Reynolds American, Inc.	JPMorgan Chase	0.649%	USD	2,000	1.000%	06/20/19	37
Reynolds American, Inc.	JPMorgan Chase	1.346%	USD	1,000	(1.000%)	12/20/18	14
Reynolds American, Inc.	JPMorgan Chase	1.840%	USD	1,000	(5.000%)	03/20/19	(151)
Rolls-Royce PLC	JPMorgan Chase	0.646%	EUR	1,000	(1.000%)	06/20/19	(26)
Rolls-Royce PLC	JPMorgan Chase	0.646%	EUR	1,000	(1.000%)	06/20/19	(26)
Rolls-Royce PLC	JPMorgan Chase	0.734%	EUR	1,000	(1.000%)	12/20/18	(18)
RPM International, Inc.	JPMorgan Chase	0.609%	USD	1,000	1.000%	06/20/19	21
Ryder System, Inc.	JPMorgan Chase	0.600%	USD	2,000	1.000%	03/20/19	40
Sabmillier PLC	JPMorgan Chase	0.140%	USD	2,000	(1.000%)	12/20/18	(81)
Sabmillier PLC	JPMorgan Chase	0.628%	EUR	2,000	1.000%	06/20/19	55
Sabmillier PLC	JPMorgan Chase	0.628%	EUR	1,000	1.000%	06/20/19	28
Safeway, Ltd.	JPMorgan Chase	0.739%	USD	2,000	1.000%	12/20/18	26
Saint-Gobain	JPMorgan Chase	0.796%	EUR	1,000	(1.000%)	06/20/19	(16)
Schneider Electric SA	JPMorgan Chase	0.577%	EUR	1,000	(1.000%)	03/20/19	(30)
Schneider Electric SA	JPMorgan Chase	2.643%	USD	1,000	(5.000%)	12/20/18	(108)
SES	JPMorgan Chase	0.643%	EUR	1,000	1.000%	03/20/19	25
SES	JPMorgan Chase	0.672%	EUR	1,000	1.000%	06/20/19	24
Simon Property Group LP	JPMorgan Chase	0.454%	USD	1,000	(1.000%)	03/20/19	(27)
Sodexo	JPMorgan Chase	0.560%	EUR	1,000	1.000%	03/20/19	31
Southwest Airlines Co.	JPMorgan Chase	0.658%	USD	2,000	(1.000%)	06/20/19	(36)
Spectra Energy Capital LLC	JPMorgan Chase	0.356%	USD	2,000	(1.000%)	12/20/18	(61)
Spectra Energy Capital LLC	JPMorgan Chase	0.785%	USD	1,000	1.000%	03/20/19	11
Spectra Energy Capital LLC	JPMorgan Chase	0.828%	USD	1,000	1.000%	06/20/19	10
Sprint Communications, Inc.	JPMorgan Chase	2.414%	USD	1,000	(5.000%)	03/20/19	(123)
Sprint Communications, Inc.	JPMorgan Chase	2.535%	USD	500	(5.000%)	06/20/19	(61)
Starwood Hotels & Resorts Worldwide, Inc.	JPMorgan Chase	0.544%	USD	1,000	1.000%	06/20/19	24
Suedzucker Mannheim Ochsenfurt AG	JPMorgan Chase	0.526%	USD	2,000	1.000%	03/20/19	47
Suedzucker Mannheim Ochsenfurt AG	JPMorgan Chase	1.045%	EUR	1,000	(1.000%)	06/20/19	2
SUPERVALU, Inc.	JPMorgan Chase	3.482%	USD	500	(5.000%)	03/20/19	(37)
Target Corp.	JPMorgan Chase	0.415%	USD	2,000	1.000%	06/20/19	61
Target Corp.	JPMorgan Chase	0.415%	USD	2,000	1.000%	06/20/19	61
Tate & Lyle PLC	JPMorgan Chase	0.865%	EUR	1,000	1.000%	06/20/19	11
Tate & Lyle PLC	JPMorgan Chase	0.865%	EUR	1,000	1.000%	06/20/19	11
Teck Resources, Ltd.	JPMorgan Chase	1.590%	USD	1,000	(1.000%)	06/20/19	27
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.645%	EUR	1,000	(1.000%)	03/20/19	(25)
Telekom Austria Aktiengesellschaft	JPMorgan Chase	0.781%	EUR	1,000	(1.000%)	03/20/19	(16)
Telenor ASA	JPMorgan Chase	0.435%	EUR	1,000	(1.000%)	03/20/19	(39)
TeliaSonera Aktiebolag	JPMorgan Chase	0.436%	EUR	1,000	1.000%	03/20/19	39
TeliaSonera Aktiebolag	JPMorgan Chase	0.455%	EUR	1,000	1.000%	06/20/19	40
Tenet Healthcare Corp.	JPMorgan Chase	2.946%	USD	500	(5.000%)	03/20/19	(49)
Tenet Healthcare Corp.	JPMorgan Chase	3.114%	USD	500	(5.000%)	06/20/19	(47)
Tesoro Corp.	JPMorgan Chase	0.458%	USD	2,000	1.000%	12/20/18	51
Thales Group	JPMorgan Chase	0.635%	EUR	1,000	(1.000%)	06/20/19	(27)
The AES Corp.	JPMorgan Chase	1.281%	EUR	1,000	(1.000%)	03/20/19	17
The AES Corp.	JPMorgan Chase	1.959%	USD	1,000	5.000%	06/20/19	152
The AES Corp.	JPMorgan Chase	1.959%	USD	1,000	5.000%	06/20/19	152
The Boeing Co.	JPMorgan Chase	0.312%	USD	2,000	(1.000%)	12/20/18	(65)
The Gap, Inc.	JPMorgan Chase	0.943%	USD	1,000	(1.000%)	06/20/19	(4)
The Hillshire Brands Co.	JPMorgan Chase	0.487%	USD	3,000	1.000%	03/20/19	77
The Hillshire Brands Co.	JPMorgan Chase	0.594%	EUR	1,500	1.000%	12/20/18	41
The Hillshire Brands Co.	JPMorgan Chase	0.926%	USD	1,000	1.000%	06/20/19	5
The Hillshire Brands Co.	JPMorgan Chase	0.926%	USD	500	1.000%	06/20/19	2
The Hillshire Brands Co.	JPMorgan Chase	0.926%	USD	500	1.000%	06/20/19	2
The McClatchy Co.	JPMorgan Chase	4.039%	USD	500	(5.000%)	06/20/19	(25)
The Sherman-Williams Co.	JPMorgan Chase	0.445%	USD	3,000	1.000%	06/20/19	86
The Sherman-Williams Co.	JPMorgan Chase	0.482%	EUR	2,000	1.000%	03/20/19	72
The Western Union Co.	JPMorgan Chase	0.470%	EUR	1,000	(1.000%)	03/20/19	(37)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 529

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
The Williams Companies, Inc.	JPMorgan Chase	1.238%	USD	1,000	1.000%	06/20/19	(11)
ThyssenKrupp AG	JPMorgan Chase	2.271%	EUR	1,000	1.000%	03/20/19	(79)
Time Warner Cable, Inc.	JPMorgan Chase	0.440%	USD	2,000	(1.000%)	12/20/18	(53)
Time Warner Cable, Inc.	JPMorgan Chase	0.660%	USD	1,000	(1.000%)	03/20/19	(17)
Transocean, Inc.	JPMorgan Chase	1.098%	USD	2,000	5.000%	12/20/18	361
Transocean, Inc.	JPMorgan Chase	1.534%	USD	1,500	(1.000%)	06/20/19	37
Tyson Foods, Inc.	JPMorgan Chase	0.747%	USD	3,000	1.000%	06/20/19	41
Tyson Foods, Inc.	JPMorgan Chase	0.747%	USD	1,000	1.000%	06/20/19	14
Unibail-Rodamco SE	JPMorgan Chase	0.000%	EUR	1,000	1.000%	06/20/19	20
United Rentals, Inc.	JPMorgan Chase	1.812%	USD	1,000	(5.000%)	03/20/19	(153)
United States Steel Corp.	JPMorgan Chase	3.985%	USD	500	5.000%	03/20/19	25
United Utilities PLC	JPMorgan Chase	0.763%	USD	2,000	1.000%	12/20/18	24
United Utilities PLC	JPMorgan Chase	0.995%	EUR	1,000	1.000%	06/20/19	2
United Utilities PLC	JPMorgan Chase	0.995%	EUR	500	1.000%	06/20/19	1
Universal Health Services, Inc.	JPMorgan Chase	0.754%	EUR	1,000	(1.000%)	03/20/19	(18)
Universal Health Services, Inc.	JPMorgan Chase	1.345%	USD	2,000	1.000%	06/20/19	(31)
Universal Health Services, Inc.	JPMorgan Chase	1.345%	USD	1,000	1.000%	06/20/19	(16)
UPM-Kymmene OYJ	JPMorgan Chase	1.900%	EUR	1,000	(5.000%)	06/20/19	(218)
Valeo	JPMorgan Chase	0.745%	EUR	1,000	(1.000%)	06/20/19	(19)
Valeo	JPMorgan Chase	2.800%	EUR	1,000	1.000%	12/20/18	(106)
Valero Energy Corp.	JPMorgan Chase	0.838%	USD	1,000	(1.000%)	06/20/19	(9)
Valero Energy Corp.	JPMorgan Chase	0.838%	USD	1,000	(1.000%)	06/20/19	(9)
Valero Energy Corp.	JPMorgan Chase	0.838%	USD	1,000	(1.000%)	06/20/19	(9)
Valero Energy Corp.	JPMorgan Chase	0.963%	USD	1,000	5.000%	12/20/18	187
Verizon Communications, Inc.	JPMorgan Chase	0.333%	EUR	1,000	1.000%	03/20/19	46
Verizon Communications, Inc.	JPMorgan Chase	0.490%	USD	1,500	1.000%	06/20/19	40
Vivendi SA	JPMorgan Chase	0.545%	USD	2,000	1.000%	12/20/18	43
Vivendi SA	JPMorgan Chase	0.722%	EUR	1,000	(1.000%)	06/20/19	(21)
Vodafone Group PLC	JPMorgan Chase	0.638%	EUR	1,000	(1.000%)	03/20/19	(26)
Vodafone Group PLC	JPMorgan Chase	0.671%	EUR	1,000	(1.000%)	06/20/19	(25)
Volkswagen AG	JPMorgan Chase	0.471%	EUR	2,000	(1.000%)	06/20/19	(77)
Vornado Realty LP	JPMorgan Chase	0.338%	USD	1,000	(1.000%)	03/20/19	(33)
Vornado Realty LP	JPMorgan Chase	0.706%	USD	3,000	1.000%	06/20/19	47
Vornado Realty LP	JPMorgan Chase	0.809%	USD	2,000	1.000%	12/20/18	19
Waste Management, Inc.	JPMorgan Chase	1.291%	EUR	1,000	(1.000%)	03/20/19	17
Weatherford International Ltd.	JPMorgan Chase	0.364%	USD	2,000	1.000%	12/20/18	60
Weyerhaeuser Co.	JPMorgan Chase	0.651%	USD	1,000	1.000%	03/20/19	18
Weyerhaeuser Co.	JPMorgan Chase	0.651%	USD	1,000	1.000%	03/20/19	18
Weyerhaeuser Co.	JPMorgan Chase	0.689%	USD	500	1.000%	06/20/19	8
Weyerhaeuser Co.	JPMorgan Chase	0.689%	USD	1,500	1.000%	06/20/19	25
Whirlpool Corp.	JPMorgan Chase	0.869%	USD	1,500	(1.000%)	06/20/19	(11)
Whirlpool Corp.	JPMorgan Chase	0.869%	USD	1,000	(1.000%)	06/20/19	(8)
Whirlpool Corp.	JPMorgan Chase	1.000%	USD	2,000	(1.000%)	12/20/18	(2)
Windstream Corp.	JPMorgan Chase	2.521%	USD	1,000	(5.000%)	03/20/19	(118)
Wolters Kluwer NV	JPMorgan Chase	0.000%	USD	2,000	1.000%	03/20/19	35
Wolters Kluwer NV	JPMorgan Chase	0.702%	EUR	3,000	1.000%	06/20/19	67
YUM! Brands, Inc.	JPMorgan Chase	0.516%	USD	1,000	1.000%	06/20/19	25
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $3,789							4,620

See accompanying notes which are an integral part of the financial statements.
530 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2014 (Unaudited)

Consolidated Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Long-Term Investments
Asset-Backed Securities	$—	$2,085		$—	$ 2,085	0.2
Corporate Bonds and Notes	—	53,468		—	53,468	5.4
International Debt	—	13,617		—	13,617	1.4
Loan Agreements	—	30,841		—	30,841	3.1
Mortgage-Backed Securities	—	14,455		—	14,455	1.5
Municipal Bonds	—	5,882		—	5,882	0.6
Non-US Bonds	—	18,558		—	18,558	1.9
United States Government Treasuries	—	29,335		—	29,335	3.0
Common Stocks
Consumer Discretionary	56,128	—		—	56,128	5.7
Consumer Staples	3,791	—		—	3,791	0.4
Energy	25,900	—		—	25,900	2.6
Financial Services	73,434	—		—	73,434	7.5
Health Care	23,436	—		—	23,436	2.4
Materials and Processing	19,020	—		—	19,020	1.9
Producer Durables	7,988	—		—	7,988	0.8
Technology	26,654	—		—	26,654	2.7
Utilities	23,079	—		—	23,079	2.4
Investments in Other Funds	2,571	—		—	2,571	0.3
Preferred Stocks	5,091	—		—	5,091	0.5
Options Purchased	20,860	2,590		—	23,450	2.4
Warrants & Rights	77	—		—	77	— *
Short-Term Investments	—	428,476		—	428,476	43.5
Repurchase Agreements	—	400		—	400	— *
Total Investments	288,029	599,707		—	887,736	90.2
Securities Sold Short***
Long-Term Investments	—	(24,889)		—	(24,889)	(2.5)
Common Stock	(20,405)	—		—	(20,405)	(2.1)
Investments in Other Funds	(18,231)	—		—	(18,231)	(1.9)
Reverse Repurchase Agreements	—	(2,103)		—	(2,103)	(0.2)
Other Assets and Liabilities, Net						16.5
						100.0
Other Financial Instruments
Futures Contracts	1,053	—		—	1,053	0.1
Options Written	(3,833)	(1,818)		—	(5,651)	(0.6)
Foreign Currency Exchange Contracts	—	(291)		—	(291)	(—) *
Currency Swap Contracts	—	(45)		—	(45)	(—) *
Index Swap Contracts	—	41		—	41	— *
Interest Rate Swap Contracts	—	(795)		—	(795)	(0.1)
Credit Default Swap Contracts	—	4,620		—	4,620	0.5

Total Other Financial Instruments**	$(2,780)	$1,712		$—	$ (1,068)

*	Less than .05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
***	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 531

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate	Commodity
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$20,841	$—	$2,526	$64	$19
Unrealized appreciation on foreign currency exchange contracts	—	—	10,180	—	—
Variation margin on futures contracts**	1,802	—	—	575	2,988
Index swap contracts, at fair value	194	—	—	—	—
Interest rate swap contracts, at fair value	—	—	—	1,110	—
Credit default swap contracts, at fair value	—	10,917	—	—	—
Total	$22,837	$10,917	$12,706	$1,749	$3,007

Location: Statement of Assets and Liabilities - Liabilities
Variation Margin on futures contracts**	$1,541	$—	$23	$394	$2,354
Unrealized depreciation on foreign currency exchange contracts	—	—	10,471	—	—
Options written, at fair value	3,677	—	1,733	85	156
Index swap contracts, at fair value	153	—	—	—	—
Interest rate swap contracts, at fair value	—	—	—	1,905	—
Credit default swap contracts, at fair value	—	6,297	—	—	—
Currency swap contracts, at fair value	—	—	45	—	—
Total	$5,371	$6,297	$12,272	$2,384	$2,510

			Foreign
	Equity	Credit	Currency	Interest Rate	Commodity
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$(13,672)	$—	$(1,844)	$(967)	$(44)
Futures contracts	3,065	—	(227)	(4,800)	(1,278)
Options written	4,600	—	2,536	222	6
Index swap contracts	(56)	—	—	—	—
Interest rate swap contracts	—	—	—	148	—
Credit default swap contracts	—	930	—	—	—
Foreign currency-related transactions*****	—	—	6,807	—	—
Total	$(6,063)	$930	$7,272	$(5,397)	$(1,316)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	(9,735)	—	(937)	415	(2)
Futures contracts	(1,272)	—	193	(111)	1,391
Options written	6,455	—	1,559	219	20
Index swap contracts	43	—	—	—	—
Interest rate swap contracts	—	—	—	(582)	—
Credit default swap contracts	—	550	—	—	—
Currency swap contracts	—	—	(45)	—	—
Foreign currency-related transactions******	—	—	299	—	—
Total	$(4,509)	$550	$1,069	$(59)	$1,409

*	Fair value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
***	Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
****	Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
*****	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
******	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

532 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$23,450	$—	$23,450
Repurchase Agreements	Investments, at fair value		400	—	400
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		10,180	—	10,180
Futures Contracts	Variation margin on futures contracts		27,467	—	27,467
Index Swap Contracts	Index swap contracts, at fair value		194	—	194
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		1,110	—	1,110
Credit Default Swap Contracts	Credit default swap contracts, at fair value		10,917	—	10,917
Total			$73,718	$—	$73,718

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
	Net Amounts
		of Assets
		Presented in
	the Statement		Financial and
	of Assets and		Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
ABN AMRO		$25	$—	$—	$25
Bank of America		453	100	—	353
Barclays		3,003	32	2,109	862
BNP Paribas		967	—	—	967
Citigroup		1,604	2	54	1,548
Credit Suisse		1,615	1,318	186	111
Deutsche Bank		41	30	11	—
Goldman Sachs		1,986	—	135	1,851
Instinet		3	—	—	3
Jefferies		442	—	—	442
JPMorgan Chase		24,942	6,341	18,601	—
Merrill Lynch		14,986	—	817	14,169
Morgan Stanley		10	10	—	—
Newedge		20,271	—	37	20,234
Nomura		94	—	—	94
Pershing		17	—	—	17
Royal Bank of Scotland		1,659	1,659	—	—
Saxo Bank		125	—	—	125
Societe Generale		11	11	—	—
State Street		1,299	184	—	1,115
Sterne Agee & Leach		7	—	—	7
UBS		134	11	—	123
Wedbush		24	—	—	24
Total		$73,718	$9,698	$21,950	$42,070

Russell Multi-Strategy Alternative Fund 533

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities	Liabilities
Reverse Repurchase Agreements	Reverse repurchase agreements, at fair value		$2,103	$—	$2,103
Futures Contracts	Variation margin on futures contracts		2,019	—	2,019
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		10,471	—	10,471
Options Written Contracts	Options written, at fair value		5,651	—	5,651
Index Swap Contracts	Index swap contracts, at fair value		153	—	153
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		1,905	—	1,905
Credit Default Swap Contracts	Credit default swap contracts, at fair value		6,297	—	6,297
Currency Swap Contracts	Currency swap contracts, at fair value		45	—	45
Total			$28,644	$—	$28,644

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
	Net Amounts
		of Liabilities
		Presented in
	the Statement		Financial and
	of Assets and		Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
Bank of America		$100	$100	$—	$—
Barclays		2,626	32	2,594	—
BNP Paribas		76	—	—	76
Citigroup		2,386	2	102	2,282
Credit Suisse		2,145	1,318	819	8
Deutsche Bank		2,134	30	120	1,984
ED&F Man Capital Markets		50	—	—	50
Goldman Sachs		105	—	105	—
HSBC		206	—	—	206
Instinet		20	—	—	20
Jefferies		147	—	—	147
JPMorgan Chase		11,061	6,341	4,720	—
Morgan Stanley		177	10	46	121
Newedge		3,959	—	3,959	—
Royal Bank of Canada		7	—	—	7
Royal Bank of Scotland		2,064	1,659	405	—
Saxo Bank		104	—	—	104
Societe Generale		671	11	—	660
State Street		592	184	—	408
UBS		14	11	3	—
Total		$28,644	$9,698	$12,873	$6,073

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

534 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Statement of Assets and Liabilities(†) — April 30, 2014
(Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$863,027
Investments, at fair value(>)	887,736
Cash	134
Cash (restricted)(a)(b)	45,843
Deposits with brokers for securities sold short	66,664
Foreign currency holdings(^)	14,526
Unrealized appreciation on foreign currency exchange contracts	10,180
Receivables:
Dividends and interest	2,962
Dividends from affiliated Russell funds	25
Investments sold	100,486
Fund shares sold	1,605
Investments matured(<)	848
Variation margin on futures contracts	27,467
Index swap contracts, at fair value(∞)	194
Interest rate swap contracts, at fair value(•)	1,110
Credit default swap contracts, at fair value(+)	10,917
Total assets	1,170,697

Liabilities
Payables:
Due to broker (c)(d)(e)	20,078
Deposits owed to brokers for securities sold short	62
Investments purchased	71,541
Fund shares redeemed	463
Accrued fees to affiliates	1,385
Other accrued expenses	530
Variation margin on futures contracts	2,019
Dividends for securities sold short	158
Unfunded loan commitment	64
Unrealized depreciation on foreign currency exchange contracts	10,471
Options written, at fair value(x)	5,651
Securities sold short, at fair value(‡)	65,628
Index swap contracts, at fair value(∞)	153
Interest rate swap contracts, at fair value(•)	1,905
Credit default swap contracts, at fair value(+)	6,297
Currency swap contracts, at fair value(~)	45
Total liabilities	186,450

Net Assets	$984,247

(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 535

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Statement of Assets and Liabilities(†) , continued — April 30, 2014
(Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,438)
Accumulated net realized gain (loss)	(19,766)
Unrealized appreciation (depreciation) on:
Investments	24,709
Futures contracts	1,053
Options written	4,110
Index swap contracts	41
Interest rate swap contracts	(914)
Credit default swap contracts	831
Currency swap contracts	(45)
Securities sold short	560
Investments matured	56
Foreign currency-related transactions	(228)
Shares of beneficial interest	974
Additional paid-in capital	974,304
Net Assets	$984,247
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.09
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.71
Class A — Net assets	$3,176,925
Class A — Shares outstanding ($.01 par value)	314,956
Net asset value per share: Class C(#)	$9.99
Class C — Net assets	$9,374,515
Class C — Shares outstanding ($.01 par value)	938,295
Net asset value per share: Class E(#)	$10.08
Class E — Net assets	$17,286,461
Class E — Shares outstanding ($.01 par value)	1,715,026
Net asset value per share: Class S(#)	$10.10
Class S — Net assets	$639,151,843
Class S — Shares outstanding ($.01 par value)	63,298,496
Net asset value per share: Class Y(#)	$10.12
Class Y — Net assets	$315,257,418
Class Y — Shares outstanding ($.01 par value)	31,161,832
Amounts in thousands
(^) Foreign currency holdings - cost	$14,542
(x) Premiums received on options written	$9,761
(+) Credit default swap contracts - premiums paid (received)	$3,789
(•) Interest rate swap contracts - premiums paid (received)	$119
(<) Investments matured - cost	$792
(‡) Proceeds on securities sold short	$66,188
(∞) Index swap contracts - premiums paid (received)	$—
(~) Currency swap contracts - premiums paid (received)	$—
( >) Investments in affiliates, Russell U.S. Cash Management Fund	$277,728
(a) Cash Collateral for Futures	$6,962
(b) Cash Collateral for Swaps	$38,881
(c) Due to Broker for Futures	$1,127
(d) Due to Broker for Swaps	$4,797
(e) Due to Broker for Options	$14,154
See accompanying notes which are an integral part of the financial statements.
536 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Statement of Assets and Liabilities(†) , continued — April 30, 2014 (Unaudited)

Amounts in thousands

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†)	The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 537

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2014
(Unaudited)

Amounts in thousands
Investment Income
Dividends	$5,322
Dividends from affiliated Russell funds	158
Interest	5,001
Total investment income	10,481

Expenses
Advisory fees	7,427
Administrative fees	237
Custodian fees	632
Distribution fees - Class A	4
Distribution fees - Class C	32
Transfer agent fees - Class A	3
Transfer agent fees - Class C	8
Transfer agent fees - Class E	17
Transfer agent fees - Class S	610
Transfer agent fees - Class Y	7
Professional fees	85
Registration fees	23
Shareholder servicing fees - Class C	11
Shareholder servicing fees - Class E	21
Trustees’ fees	11
Printing fees	139
Interest expense paid on securities sold short	121
Miscellaneous	32
Expenses before reductions	9,420
Expense reductions	(269)
Net expenses	9,151
Net investment income (loss)	1,330

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(8,891)
Futures contracts	(3,240)
Options written	7,364
Index swap contracts	(56)
Interest rate swap contracts	148
Credit default swap contracts	930
Securities sold short	(714)
Foreign currency-related transactions	4,200
Net realized gain (loss)	(259)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,630)
Futures contracts	201
Options written	8,253
Index swap contracts	43
Interest rate swap contracts	(582)
Credit default swap contracts	550
Currency swap contracts	(45)
Securities sold short	743
Investment matured	14
Foreign currency-related transactions	548
See accompanying notes which are an integral part of the financial statements.
538 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2014
(Unaudited)
Amounts in thousands
Net change in unrealized appreciation (depreciation)	95
Net realized and unrealized gain (loss)	(164)
Net Increase (Decrease) in Net Assets from Operations	$1,166

(†) The Statement of Operations is consolidated and includes the balances of Russell Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 539

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Statements of Changes in Net Assets(†)

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,330	$(2,695)
Net realized gain (loss)	(259)	(11,857)
Net change in unrealized appreciation (depreciation)	95	31,213
Net increase (decrease) in net assets from operations	1,166	16,661

Distributions
From net investment income
Class A	(8)	—
Class C	(—) **	—
Class E	(58)	—
Class S	(3,305)	—
Class Y	(2,375)	—
From net realized gain
Class A	(12)	—
Class C	(38)	—
Class E	(76)	—
Class S	(2,568)	—
Class Y	(1,412)	—
Net decrease in net assets from distributions	(9,852)	—

Share Transactions*
Net increase (decrease) in net assets from share transactions	79,391	161,509
Total Net Increase (Decrease) in Net Assets	70,705	178,170

Net Assets
Beginning of period	913,542	735,372
End of period	$984,247	$913,542
Undistributed (overdistributed) net investment income included in net assets	$(1,438)	$2,978

**	Less than $500.
(†)	The Statements of Changes in Net Assets are consolidated and include the balances of Russell Multi-Strategy Alternative Fund Ltd. (wholly owened subsidiary). Accordingly, all interfund balances and transactions have been eliminated

          .

Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

540 Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	101	$1,033	378	$3,840
Proceeds from reinvestment of distributions	2	19	—	—
Payments for shares redeemed	(79)	(800)	(116)	(1,174)
Net increase (decrease)	24	252	262	2,666
Class C
Proceeds from shares sold	494	5,015	565	5,728
Proceeds from reinvestment of distributions	4	38	—	—
Payments for shares redeemed	(195)	(1,972)	(81)	(822)
Net increase (decrease)	303	3,081	484	4,906
Class E
Proceeds from shares sold	171	1,744	538	5,475
Proceeds from reinvestment of distributions	13	133	—	—
Payments for shares redeemed	(138)	(1,408)	(216)	(2,197)
Net increase (decrease)	46	469	322	3,278
Class S
Proceeds from shares sold	13,526	138,408	23,582	240,463
Proceeds from reinvestment of distributions	570	5,844	—	—
Payments for shares redeemed	(6,442)	(65,634)	(8,486)	(86,477)
Net increase (decrease)	7,654	78,618	15,096	153,986
Class Y
Proceeds from shares sold	524	5,359	1,706	17,397
Proceeds from reinvestment of distributions	369	3,787	—	—
Payments for shares redeemed	(1,186)	(12,175)	(2,039)	(20,724)
Net increase (decrease)	(293)	(3,029)	(333)	(3,327)
Total increase (decrease)	7,734	$79,391	15,831	$161,509

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 541

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014	10.15	—(f)	.02	.02	(.03)	(.05)
October 31, 2013	9.95	(.06)	.26	.20	—	—
October 31, 2012	10.00	(.01)	(.04)	(.05)	—	—

Class C
April 30, 2014	10.07	(.04)	.01	(.03)	—(f)	(.05)
October 31, 2013	9.94	(.13)	.26	.13	—	—
October 31, 2012	10.00	(.03)	(.03)	(.06)	—	—

Class E
April 30, 2014	10.15	—(f)	.01	.01	(.03)	(.05)
October 31, 2013	9.95	(.06)	.26	.20	—	—
October 31, 2012	10.00	(.01)	(.04)	(.05)	—	—

Class S
April 30, 2014	10.18	.01	.01	.02	(.05)	(.05)
October 31, 2013	9.95	(.04)	.27	.23	—	—
October 31, 2012	10.00	—	(.05)	(.05)	—	—

Class Y
April 30, 2014	10.20	.02	.02	.04	(.07)	(.05)
October 31, 2013	9.96	(.02)	.26	.24	—	—
October 31, 2012	10.00	—	(.04)	(.04)	—	—

See accompanying notes which are an integral part of the financial statements.

542 Russell Multi-Strategy Alternative Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(d)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)

(.08)	10.09	.14	3,177	2.28	2.22	(.01)	156
—	10.15	2.01	2,946	2.47	2.39	(.59)	316
—	9.95	(.50)	279	2.47	2.39	(.42)	97

(.05)	9.99	(.25)	9,375	3.03	2.97	(.73)	156
—	10.07	1.27	6,400	3.21	3.14	(1.33)	316
—	9.94	(.60)	1,505	3.20	3.12	(1.51)	97

(.08)	10.08	.18	17,286	2.27	2.22	(.04)	156
—	10.15	1.97	16,936	2.47	2.39	(.63)	316
—	9.95	(.50)	13,401	2.52	2.43	(.62)	97

(.10)	10.10	.31	639,152	2.02	1.97	.23	156
—	10.18	2.27	566,322	2.22	2.14	(.38)	316
—	9.95	(.50)	403,576	2.23	2.15	(.18)	97

(.12)	10.12	.39	315,257	1.82	1.77	.41	156
—	10.20	2.41	320,938	2.02	1.94	(.20)	316
—	9.96	(.40)	316,611	2.03	1.96	.14	97

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 543

Russell Investment Company

Russell Strategic Call Overwriting Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class S	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,022.50	$1,019.98
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$4.86	$4.86

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

544 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)

	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$

Common Stocks - 91.9%				Nu Skin Enterprises, Inc. Class A	284	25
				Pandora Media, Inc.(Æ)	1,810	42
Consumer Discretionary - 12.1%				PulteGroup, Inc.	2,943	54
Abercrombie & Fitch Co. Class A	705		26	PVH Corp.	797	100
Advance Auto Parts, Inc.	242		29	Regal Entertainment Group Class A	1,672	31
Amazon.com, Inc.(Æ)(¡)	2,145		652	Sally Beauty Holdings, Inc.(Æ)	375	10
AMC Networks, Inc. Class A(Æ)	208		14	Scripps Networks Interactive, Inc. Class A	1,021	77
Ascena Retail Group, Inc.(Æ)	3,338		57	SeaWorld Entertainment, Inc.	715	21
AutoNation, Inc.(Æ)	793		42	Starbucks Corp.	4,137	292
Bally Technologies, Inc.(Æ)	834		54	Taylor Morrison Home Corp. Class A(Æ)	957	20
Best Buy Co., Inc.	2,196		57	Tempur Sealy International, Inc.(Æ)	219	11
Cablevision Systems Corp. Class A	2,094		35	Tesla Motors, Inc.(Æ)	344	72
CarMax, Inc.(Æ)	2,143		94	Tiffany & Co.	1,156	101
Charter Communications, Inc. Class A(Æ)	238		32	Time Warner, Inc.	6,059	403
Chico's FAS, Inc.	1,305		21	TJX Cos., Inc.	5,458	318
Choice Hotels International, Inc.	141		6	TripAdvisor, Inc.(Æ)	769	62
Cinemark Holdings, Inc.	781		23	Urban Outfitters, Inc.(Æ)	1,573	56
Clear Channel Outdoor Holdings, Inc. Class				Visteon Corp.(Æ)	226	20
A	2,880		23	Wal-Mart Stores, Inc.(¡)	9,080	724
Comcast Corp. Class A(Æ)	15,330		793	Walt Disney Co. (The)(¡)	10,256	814
Costco Wholesale Corp.	3,082		357
Deckers Outdoor Corp.(Æ)	368		29	Whirlpool Corp.	556	85
DIRECTV(Æ)	4,121		320	Wyndham Worldwide Corp.	1,962	140
Dollar General Corp.(Æ)	2,083		118			10,185
DR Horton, Inc.	2,712		60
DreamWorks Animation SKG, Inc. Class				Consumer Staples - 7.5%
A(Æ)	725		17	Altria Group, Inc.	14,720	590
DSW, Inc. Class A	958		32	Bunge, Ltd.	647	52
Dunkin' Brands Group, Inc.	958		44	Campbell Soup Co.	3,540	161
eBay, Inc.(Æ)	6,241		323	Coca-Cola Co. (The)(¡)	10,630	434
Expedia, Inc.	692		49	Colgate-Palmolive Co.	6,052	407
Ford Motor Co.	23,278		376	Constellation Brands, Inc. Class A(Æ)	969	77
Fortune Brands Home & Security, Inc.	621		25	CVS Caremark Corp.	7,136	519
Fossil Group, Inc.(Æ)	397		42	GNC Holdings, Inc. Class A	545	24
GameStop Corp. Class A	1,714		68	Herbalife, Ltd.	359	21
Gannett Co., Inc.	2,937		80	Hillshire Brands Co. (The)	755	27
Gentex Corp.	1,627		47	Hormel Foods Corp.	3,024	144
Goodyear Tire & Rubber Co. (The)	2,724		69	Keurig Green Mountain, Inc.	526	49
Graham Holdings Co. Class B	105		70	Kimberly-Clark Corp.	2,919	328
H&R Block, Inc.	2,631		75	Kraft Foods Group, Inc.(Æ)	3,862	220
Harman International Industries, Inc.	482		53	Molson Coors Brewing Co. Class B	1,487	89
Hasbro, Inc.	1,950		108	Mondelez International, Inc. Class A	10,761	384
Home Depot, Inc.(¡)	8,950		712	PepsiCo, Inc.(¡)	9,581	823
Hyatt Hotels Corp. Class A(Æ)	488		27	Philip Morris International, Inc.(¡)	5,239	448
International Game Technology	2,651		33	Procter & Gamble Co. (The)(¡)	14,110	1,165
Interpublic Group of Cos., Inc. (The)	3,532		62	Safeway, Inc.	2,324	79
Lamar Advertising Co. Class A(Æ)	451		23	Tyson Foods, Inc. Class A	2,568	108
Lear Corp.	1,437		119	Walgreen Co.	2,059	140
Leggett & Platt, Inc.	680		22			6,289
Lennar Corp. Class A	954		37
Liberty Media Corp. - Interactive(Æ)	2,762		80	Energy - 9.5%
Madison Square Garden Co. (The) Class				Anadarko Petroleum Corp.	3,508	347
A(Æ)	323		18	Apache Corp.	2,959	257
McDonald's Corp.	5,971		605	Cheniere Energy, Inc.(Æ)	1,236	70
Michael Kors Holdings, Ltd.(Æ)	852		78	Chevron Corp.(¡)	10,046	1,261
Netflix, Inc.(Æ)	367		118	Cobalt International Energy, Inc.(Æ)	440	8
Newell Rubbermaid, Inc.	1,515		46	ConocoPhillips	8,741	650
News Corp. Class A(Æ)	3,122		53	CONSOL Energy, Inc.	4,549	202
Nielsen Holdings NV	237		11	Denbury Resources, Inc.	5,120	86
Nike, Inc. Class B	4,702		343

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 545

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Exxon Mobil Corp.(¡)	23,773	2,435	Macerich Co. (The)(ö)	1,138	74
First Solar, Inc.(Æ)	501	34	MasterCard, Inc. Class A	6,910	508
Halliburton Co.	7,617	480	MBIA, Inc.(Æ)	504	6
Helmerich & Payne, Inc.	1,227	133	MetLife, Inc.	6,782	355
HollyFrontier Corp.	948	50	NASDAQ OMX Group, Inc. (The)	2,333	86
Kosmos Energy, Ltd.(Æ)	1,026	11	Old Republic International Corp.	1,160	19
Nabors Industries, Ltd.	4,749	121	PacWest Bancorp	602	24
Noble Corp. PLC	1,228	38	People's United Financial, Inc.	6,651	95
Occidental Petroleum Corp.	5,447	522	Raymond James Financial, Inc.	1,908	95
Peabody Energy Corp.	473	9	Realty Income Corp.(ö)	1,467	64
QEP Resources, Inc.	1,612	49	RenaissanceRe Holdings, Ltd.	1,137	115
Rowan Companies PLC(Æ)	1,570	49	SEI Investments Co.	2,715	88
Schlumberger, Ltd.(¡)	8,398	853	Simon Property Group, Inc.(ö)	2,569	445
SM Energy Co.	785	58	SL Green Realty Corp.(ö)	803	84
Superior Energy Services, Inc.	1,913	63	StanCorp Financial Group, Inc.	824	50
Tesoro Corp.	1,113	63	Synovus Financial Corp.	8,193	26
Ultra Petroleum Corp.(Æ)	832	25	TD Ameritrade Holding Corp.	4,432	141
Whiting Petroleum Corp.(Æ)	1,117	82	Torchmark Corp.	2,123	169
WPX Energy, Inc.(Æ)	2,077	44	Total System Services, Inc.	2,598	83
		8,000	Twenty-First Century Fox, Inc.(Æ)	12,491	400
			Unum Group	6,038	201
Financial Services - 17.3%			US Bancorp	13,270	541
Affiliated Managers Group, Inc.(Æ)	867	172	Visa, Inc. Class A	3,172	643
Alliance Data Systems Corp.(Æ)	375	91	Waddell & Reed Financial, Inc. Class A	2,936	198
American Express Co.(¡)	7,265	635	Weingarten Realty Investors(ö)	2,356	73
American International Group, Inc.	9,212	489	Wells Fargo & Co.(¡)	28,279	1,404
Apartment Investment & Management Co.			WR Berkley Corp.	1,829	81
Class A(ö)	2,311	71	XL Group PLC Class A	3,586	112
Ares Capital Corp.	3,489	60	Zions Bancorporation	4,152	120
Assurant, Inc.	1,255	85			14,500
Bank of America Corp.(¡)	57,159	865
Berkshire Hathaway, Inc. Class B(Æ)(¡)	10,016	1,291	Health Care - 12.1%
Blackhawk Network Holdings, Inc. Class			Abbott Laboratories(¡)	8,513	330
B(Æ)	381	9	AbbVie, Inc.(¡)	8,513	443
CBRE Group, Inc. Class A(Æ)	3,976	106	Actavis PLC(Æ)	284	58
Chimera Investment Corp.(ö)	2,226	7	Aetna, Inc.	1,106	79
Cincinnati Financial Corp.	4,053	198	Allergan, Inc.	921	153
Citigroup, Inc.(¡)	15,471	741	Allscripts Healthcare Solutions, Inc.(Æ)	993	15
Comerica, Inc.	2,923	141	Amgen, Inc.	4,568	511
DDR Corp.(ö)	6,591	113	Baxter International, Inc.	4,204	306
Duke Realty Corp.(ö)	4,212	74	Biogen Idec, Inc.(Æ)	1,744	501
E*Trade Financial Corp.(Æ)	4,055	91	Bristol-Myers Squibb Co.	9,054	454
Eaton Vance Corp.	3,867	139	Bruker Corp.(Æ)	746	15
Equifax, Inc.	1,139	81	CareFusion Corp.(Æ)	2,178	85
Federal Realty Investment Trust(ö)	1,153	136	Catamaran Corp.(Æ)	762	29
Federated Investors, Inc. Class B	2,001	57	Celgene Corp.(Æ)	284	42
Fidelity National Financial, Inc. Class A	4,299	138	Dentsply International, Inc.	2,494	111
Fidelity National Information Services, Inc.	2,319	124	Eli Lilly & Co.	6,412	379
First Horizon National Corp.	3,802	44	Express Scripts Holding Co.(Æ)	4,536	302
Genworth Financial, Inc. Class A(Æ)	4,514	81	Gilead Sciences, Inc.(Æ)	8,082	634
Goldman Sachs Group, Inc. (The)	2,678	428	HCA Holdings, Inc.(Æ)	842	44
Hudson City Bancorp, Inc.	5,916	59	Health Net, Inc.(Æ)	409	14
Huntington Bancshares, Inc.	11,657	107	Henry Schein, Inc.(Æ)	1,290	147
IntercontinentalExchange Group, Inc.	514	105	Hill-Rom Holdings, Inc.	428	16
JPMorgan Chase & Co.(¡)	19,843	1,111	Hospira, Inc.(Æ)	668	31
Kilroy Realty Corp.(ö)	1,430	85	IDEXX Laboratories, Inc.(Æ)	612	77
Legg Mason, Inc.	2,165	101	Incyte Corp., Ltd.(Æ)	500	24
Leucadia National Corp.	2,584	66	Johnson & Johnson(¡)	15,478	1,568
Lincoln National Corp.	2,048	99	Medivation, Inc.(Æ)	424	26

See accompanying notes which are an integral part of the financial statements.

546 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Medtronic, Inc.	8,389	493	Delta Air Lines, Inc.	3,227	119
Merck & Co., Inc.(¡)	16,419	962	Emerson Electric Co.	6,226	424
Myriad Genetics, Inc.(Æ)	401	17	Flir Systems, Inc.	1,971	67
Patterson Cos., Inc.	1,312	53	Flowserve Corp.	2,703	197
PerkinElmer, Inc.	2,794	117	GATX Corp.	511	34
Pfizer, Inc.(¡)	38,135	1,193	General Electric Co.(¡)	53,459	1,437
Regeneron Pharmaceuticals, Inc.(Æ)	525	156	Harsco Corp.	1,543	37
ResMed, Inc.	905	45	Honeywell International, Inc.	5,476	509
Sirona Dental Systems, Inc.(Æ)	468	35	IDEX Corp.	2,248	168
Tenet Healthcare Corp.(Æ)	1,398	63	IHS, Inc. Class A(Æ)	339	41
United Therapeutics Corp.(Æ)	369	37	Jacobs Engineering Group, Inc.(Æ)	2,018	116
UnitedHealth Group, Inc.	6,346	476	Joy Global, Inc.	1,124	68
Varian Medical Systems, Inc.(Æ)	1,286	102	Kennametal, Inc.	1,039	49
		10,143	L-3 Communications Holdings, Inc.	1,630	188
			Mettler-Toledo International, Inc.(Æ)	508	118
Materials and Processing - 3.6%			Navistar International Corp.(Æ)	312	12
Airgas, Inc.	844	90	Oshkosh Corp.	638	35
Albemarle Corp.	615	41	Pall Corp.	1,518	128
Allegheny Technologies, Inc.	1,360	56	Pitney Bowes, Inc.	2,023	54
Ball Corp.	2,047	115	Quanta Services, Inc.(Æ)	1,940	68
Bemis Co., Inc.	1,486	60	Robert Half International, Inc.	1,651	74
Cabot Corp.	555	32	Rockwell Collins, Inc.	1,972	153
Domtar Corp.	329	31	RR Donnelley & Sons Co.	1,424	25
Dow Chemical Co. (The)	7,301	364	Ryder System, Inc.	494	41
EI du Pont de Nemours & Co.	5,841	393	Snap-on, Inc.	769	89
FMC Corp.	1,611	124	Southwest Airlines Co.	4,139	100
Huntsman Corp.	1,323	33	Teekay Corp.	526	29
International Flavors & Fragrances, Inc.	520	51	Textron, Inc.	2,991	122
Lennox International, Inc.	551	46	TransDigm Group, Inc.	332	59
Masco Corp.	3,011	60	Trimble Navigation, Ltd.(Æ)	1,732	67
MeadWestvaco Corp.	1,933	76	Union Pacific Corp.	3,294	627
Monsanto Co.	3,711	411	United Parcel Service, Inc. Class B	5,379	530
Newmont Mining Corp.	2,293	57	United Technologies Corp.	5,616	665
Owens-Illinois, Inc.(Æ)	1,379	44	URS Corp.	512	24
Packaging Corp. of America	995	66	Waters Corp.(Æ)	1,678	165
Praxair, Inc.	2,245	293	WESCO International, Inc.(Æ)	875	77
Reliance Steel & Aluminum Co.	589	42	Xylem, Inc.	2,411	91
Rockwood Holdings, Inc.	1,147	81			9,216
Royal Gold, Inc.	2,815	186
Sealed Air Corp.	2,145	74	Technology - 14.3%
Steel Dynamics, Inc.	1,639	30	3D Systems Corp.(Æ)	304	14
Tahoe Resources, Inc.(Æ)	2,899	65	Akamai Technologies, Inc.(Æ)	1,200	64
United States Steel Corp.	2,527	66	Ansys, Inc.(Æ)	309	24
Vulcan Materials Co.	817	53	AOL, Inc.(Æ)	413	18
		3,040	Apple, Inc.(¡)	4,459	2,631
			Avago Technologies, Ltd. Class A	839	53
Producer Durables - 11.0%			Avnet, Inc.	1,478	64
3M Co.(¡)	4,620	643	Cadence Design Systems, Inc.(Æ)	4,432	69
Accenture PLC Class A	3,913	314	Cisco Systems, Inc.(¡)	27,749	641
AGCO Corp.	898	50	Computer Sciences Corp.	949	56
Allison Transmission Holdings, Inc. Class A	500	15	Cree, Inc.(Æ)	943	44
Ametek, Inc.	1,493	79	Electronic Arts, Inc.(Æ)	3,031	86
Avery Dennison Corp.	1,187	58	Facebook, Inc. Class A(Æ)	8,223	492
Boeing Co. (The)	4,758	614	Fortinet, Inc.(Æ)	757	17
Booz Allen Hamilton Holding Corp. Class A	1,211	28	Freescale Semiconductor, Ltd.(Æ)	543	12
Caterpillar, Inc.	4,430	467	Google, Inc. Class C(Æ)(¡)	2,712	1,439
Chicago Bridge & Iron Co.	461	37	Harris Corp.	1,332	98
Cintas Corp.	1,276	75	Hewlett-Packard Co.	10,709	354
Copa Holdings SA Class A	212	29	IAC/InterActiveCorp	410	27

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 547

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)

	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Informatica Corp.(Æ)		1,102	39	Jul 2014 22.00 Call (150)	USD	15 (ÿ)	10
Intel Corp.(¡)		12,135	324	Jul 2014 25.00 Call (450)	USD	45 (ÿ)	20
International Business Machines Corp.(¡)		3,241	637	Aug 2014 20.00 Call (150)	USD	15 (ÿ)	17
JDS Uniphase Corp.(Æ)		3,969	50	Aug 2014 25.00 Call (450)	USD	45 (ÿ)	26
Lam Research Corp.(Æ)		1,621	93	May 2014 13.00 Put (550)	USD	55 (ÿ)	4
Leidos Holdings, Inc.		900	34	May 2014 16.00 Put (500)	USD	50 (ÿ)	84
Linear Technology Corp.		4,274	190	Jun 2014 16.00 Put (500)	USD	50 (ÿ)	77
LinkedIn Corp. Class A(Æ)		183	28	Jun 2014 19.00 Put (450)	USD	45 (ÿ)	176
LSI Corp.		5,065	56	Jul 2014 16.00 Put (300)	USD	30 (ÿ)	43
Marvell Technology Group, Ltd.		1,954	31	Jul 2014 19.00 Put (450)	USD	45 (ÿ)	171
Maxim Integrated Products, Inc.		1,820	59	Total Options Purchased
Microchip Technology, Inc.		2,564	122	(cost $866)			684
Micron Technology, Inc.(Æ)		7,807	204
Microsoft Corp.(¡)		40,184	1,623	Short-Term Investments - 12.5%
NetSuite, Inc.(Æ)		320	25	Russell U.S. Cash Management Fund	10,465,874 (∞)		10,466
Oracle Corp.(¡)		21,559	881	Total Short-Term Investments
QUALCOMM, Inc.(¡)		9,380	738	(cost $10,466)			10,466
SBA Communications Corp. Class A(Æ)		1,440	129
Science Applications International Corp.		514	20	Total Investments 105.2%
Seagate Technology PLC		121	6	(identified cost $68,733)			88,341
Skyworks Solutions, Inc.		674	28
Splunk, Inc.(Æ)		453	25	Other Assets and Liabilities,
Teradyne, Inc.		2,531	45	Net - (5.2%)			(4,372)
Texas Instruments, Inc.		7,670	349
VeriSign, Inc.(Æ)		1,322	62	Net Assets - 100.0%			83,969
Vishay Intertechnology, Inc.		1,240	18
VMware, Inc. Class A(Æ)		362	34
Zynga, Inc. Class A(Æ)		1,760	7
			12,060

Utilities - 4.5%
AGL Resources, Inc.		1,337	72
Ameren Corp.		4,785	198
American Electric Power Co., Inc.		4,308	232
AT&T, Inc.(¡)		19,527	697
Calpine Corp.(Æ)		2,233	51
CMS Energy Corp.		8,171	248
Duke Energy Corp.		5,607	418
Frontier Communications Corp.		4,965	29
NiSource, Inc.		5,272	191
NRG Energy, Inc.		4,610	151
Pepco Holdings, Inc.		4,275	114
Pinnacle West Capital Corp.		2,955	165
Questar Corp.		2,916	71
SCANA Corp.		3,235	174
Verizon Communications, Inc.(¡)		19,083	892
Westar Energy, Inc. Class A		1,532	55
			3,758

Total Common Stocks
(cost $57,401)			77,191
Options Purchased - 0.8%
(Number of Contracts)
SPX Volatility Index Futures
May 2014 20.00 Call (550)	USD	55 (ÿ)	10
Jun 2014 20.00 Call (350)	USD	35 (ÿ)	19
Jun 2014 25.00 Call (450)	USD	45 (ÿ)	10
Jul 2014 20.00 Call (200)	USD	20 (ÿ)	17

See accompanying notes which are an integral part of the financial statements.
548 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			28	USD	2,629	06/14	91
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							91

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
S&P 500 Index	Call	60	1,790.00	USD	6	05/02/14	(566)
S&P 500 Index	Call	80	1,865.00	USD	8	05/02/14	(177)
S&P 500 Index	Call	55	1,790.00	USD	6	05/09/14	(514)
S&P 500 Index	Call	55	1,800.00	USD	6	05/17/14	(459)
S&P 500 Index	Call	55	1,865.00	USD	6	05/17/14	(153)
S&P 500 Index	Call	55	1,800.00	USD	6	05/23/14	(469)
S&P 500 Index	Call	55	1,775.00	USD	6	05/30/14	(602)
SPX Volatility Index Futures	Call	550	17.00	USD	55	05/21/14	(23)
SPX Volatility Index Futures	Put	500	15.00	USD	50	05/21/14	(46)
SPX Volatility Index Futures	Put	550	17.00	USD	55	05/21/14	(138)
SPX Volatility Index Futures	Put	950	15.00	USD	95	06/18/14	(81)
SPX Volatility Index Futures	Put	750	14.00	USD	75	07/16/14	(28)
Total Liability for Options Written (premiums received $2,116)							(3,256)

Transactions in options written contracts for the period ended April 30, 2014 were as follows:
			Number of	Premiums
			Contracts	Received
Outstanding October 31, 2013			930	$331
Opened			38,046	20,817
Closed			(34,711)	(19,026)
Expired			(550)	(6)
Outstanding April 30, 2014			3,715	$2,116

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
							% of Net
Portfolio Summary		Level 1	Level 2	Level 3		Total	Assets
Common Stocks
Consumer Discretionary		$10,185	$—	$—		$10,185	12.1
Consumer Staples		6,289	—	—		6,289	7.5
Energy		8,000	—	—		8,000	9.5
Financial Services		14,500	—	—		14,500	17.3
Health Care		10,143	—	—		10,143	12.1
Materials and Processing		3,040	—	—		3,040	3.6
Producer Durables		9,216	—	—		9,216	11.0
Technology		12,060	—	—		12,060	14.3
Utilities		3,758	—	—		3,758	4.5

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 549

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Schedule of Investments, continued — April 30, 2014 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Options Purchased	684	—		—	684	0.8
Short-Term Investments	—	10,466		—	10,466	12.5
Total Investments	77,875	10,466		—	88,341	105.2
Other Assets and Liabilities, Net						(5.2)
						100.0
Other Financial Instruments
Futures Contracts	91	—		—	91	0.1
Options Written	(3,256)	—		—	(3,256)	(3.9)
Total Other Financial Instruments*	$ (3,165)	$—		$—	$ (3,165)

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

550 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Fair Value of Derivative Instruments — April 30, 2014(Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$684
Variation margin on futures contracts**	91
Total	$775

Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value	$3,256

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$(344)
Futures contracts	584
Options written	(2,337)
Total	$(2,097)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$(182)
Futures contracts	33
Options written	(1,260)
Total	$(1,409)

*	Fair value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
***	Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
****	Includes net change in unrealized gain (loss) on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 551

Russell Investment Company

Russell Strategic Call Overwriting Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$684	$—	$684
Futures Contracts	Variation margin on futures contracts	8	—	8
Total		$692	$—	$692

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Goldman Sachs	684	$—	$684	$—
Merrill Lynch	8	—	—	8
Total	$692	$—	$684	$8

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Options Written Contracts	Options written, at fair value	$3,256	$—	$3,256
Total		$3,256	$—	$3,256

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts of Liabilities	Financial and
	Presented in the	Derivative	Collateral
Counterparty	of Assets and Liabilities	Instruments	Pledged^	Net Amount
Goldman Sachs	3,256	$—	$3,256	$—
Total	$3,256	$—	$3,256	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

552 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Statement of Assets and Liabilities— April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$68,733
Investments, at fair value(>)	88,341
Cash (restricted)(a)(b)	1,727
Receivables:
Dividends and interest	68
Dividends from affiliated Russell funds	1
Fund shares sold	63
Variation margin on futures contracts	8
Total assets	90,208

Liabilities
Payables:
Due to broker (c)	2,807
Fund shares redeemed	47
Accrued fees to affiliates	57
Other accrued expenses	72
Options written, at fair value(x)	3,256
Total liabilities	6,239

Net Assets	$83,969

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 553

Russell Investment Company

Russell Strategic Call Overwriting Fund

Statement of Assets and Liabilities, continued — April 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$38
Accumulated net realized gain (loss)	(12,693)
Unrealized appreciation (depreciation) on:
Investments	19,608
Futures contracts	91
Options written	(1,140)
Shares of beneficial interest	78
Additional paid-in capital	77,987
Net Assets	$83,969
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class S(#)	$10.83
Class S — Net assets	$83,969,112
Class S — Shares outstanding ($.01 par value)	7,754,326
Amounts in thousands
(x) Premiums received on options written	$2,116
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$10,466
(a) Cash Collateral for Futures	$950
(b) Cash Collateral for Options	$777
(c) Due to Broker for Options	$2,807
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

554 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$792
Dividends from affiliated Russell funds	4
Total investment income	796

Expenses
Advisory fees	333
Administrative fees	20
Custodian fees	14
Transfer agent fees - Class S	83
Professional fees	27
Registration fees	11
Trustees’ fees	1
Printing fees	3
Miscellaneous	5
Expenses before reductions	497
Expense reductions	(93)
Net expenses	404
Net investment income (loss)	392

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(739)
Futures contracts	584
Options written	(2,337)
Net realized gain (loss)	(2,492)
Net change in unrealized appreciation (depreciation) on:
Investments	5,210
Futures contracts	33
Options written	(1,260)
Net change in unrealized appreciation (depreciation)	3,983
Net realized and unrealized gain (loss)	1,491
Net Increase (Decrease) in Net Assets from Operations	$1,883

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 555

Russell Investment Company

Russell Strategic Call Overwriting Fund

Statements of Changes in Net Assets

	Period Ended
	April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$392	$830
Net realized gain (loss)	(2,492)	(10,074)
Net change in unrealized appreciation (depreciation)	3,983	14,739
Net increase (decrease) in net assets from operations	1,883	5,495

Distributions
From net investment income
Class S	(382)	(882)
From net realized gain
Class S	—	(427)
Net decrease in net assets from distributions	(382)	(1,309)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,073)	19,414
Total Net Increase (Decrease) in Net Assets	428	23,600

Net Assets
Beginning of period	83,541	59,941
End of period	$83,969	$83,541
Undistributed (overdistributed) net investment income included in net assets	$38	$28

See accompanying notes which are an integral part of the financial statements.

556 Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class S
Proceeds from shares sold	831	$9,000	2,366	$24,372
Proceeds from reinvestment of distributions	35	381	129	1,309
Payments for shares redeemed	(961)	(10,454)	(603)	(6,267)
Total increase (decrease)	(95)	$(1,073)	1,892	$19,414

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 557

Russell Investment Company

Russell Strategic Call Overwriting Fund

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class S
April 30, 2014*	10.64	.05	.19	.24	(.05)	—
October 31, 2013	10.06	.12	.65	.77	(.13)	(.06)
October 31, 2012(6)	10.00	.02	.05	.07	(.01)	—

See accompanying notes which are an integral part of the financial statements.

558 Russell Strategic Call Overwriting Fund

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	(d)(e)	Turnover Rate(b)

(.05)	10.83	2.25	83,969	1.19	.97	.94	4
(.19)	10.64	7.78	83,541	1.45	.97	1.11	3
(.01)	10.06	.68	59,941	1.88	.97	.73	—

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 559

Russell Investment Company Russell Funds

Notes to Schedules of Investments — April 30, 2014 (Unaudited)

Footnotes:
(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(Ø)	In default.
(ç)	At amortized cost, which approximates market value.
(~ )	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(ÿ)	Notional Amount.
(∞)	Unrounded units.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(¡)	All or a portion of the shares of this security are held as collateral in connection with options written contracts.
(##)	Cargill Pro-Alpha Index – The return of the swap is derived from the return on a basket of commodities futures contracts that was developed by Cargill, using its insights into the commodities markets. The underlying investment strategy is based on a long-
biased managed futures strategy using contract selection, commodity over and underweights and out-of-benchmark positions to strive to add value versus the Dow Jones UBS Commodity Index Total Return.
(###)	GSCI Custom BIN1 Strategy Index – The return of the swap is based upon the performance of a basket of individual Dow Jones
UBS Commodity sub indexes. The underlying investment strategy follows a rules-based quantitative approach that selects and assigns weights to individual commodities using a methodology that is designed to evaluate commodities’ forward-looking return prospects. The commodities that are included in the investable universe consist of the 22 contracts included in the Dow Jones
UBS Commodity Total Return Index. The portfolio construction process assigns position weights that are based on commodities’
relative attractiveness as well as pre-determined commodity and sector minimum/weighting bands.
(####)	Russell CoreCommodity Diversified I Index – The return of the swap is derived from the return on a basket of commodities futures contracts that is expected to remain fully exposed to the 22 commodities held in the Dow Jones UBS Commodity Index Total
Return, the Fund’ benchmark. The underlying investment strategy is to invest in futures contracts with longer dated maturities relative to those included in the benchmark. It seeks to initiate long utilized commodity exposure at preferred points of the individual commodity forward curve. Additionally, the strategy utilized quantitative models to selectively over and underweight specific commodities and commodities sector in order to add excess return relative to the benchmark.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share

560 Notes to Schedules of Investments

Russell Investment Company Russell Funds

Notes to Schedules of Investments, continued — April 30, 2014 (Unaudited)

JIBAR – Johannesburg Interbank Agreed Rate LIBOR - London Interbank Offered Rate NIBOR - Norwegian Interbank Offered Rate PIK - Payment in Kind REMIC - Real Estate Mortgage Investment Conduit STIBOR – Stockholm Interbank Offered Rate

STRIP - Separate Trading of Registered Interest and Principal of Securities SFE - Sydney Futures Exchange TBA - To Be Announced Security UK - United Kingdom WIBOR – Warsaw Interbank Offered Rate

Notes to Schedules of Investments 561

Russell Investment Company Russell Funds

Notes to Schedules of Investments, continued — April 30, 2014 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CRC - Costa Rican colon
CZK - Czech koruna
DKK - Danish krone
DOP - Dominican peso
EGP - Egyptian pound
EUR - Euro
GBP - British pound sterling
GHS - Ghana cedi

HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
ISK - Icelandic krona
ITL - Italian lira
JPY - Japanese yen
KES - Kenyan schilling
KRW - South Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NGN – Nigerian naira
NZD - New Zealand dollar
PEN - Peruvian nuevo sol

PHP - Philippine peso
PKR - Pakistani rupee
PLN - Polish zloty
RUB - Russian ruble
SEK - Swedish krona
SGD - Singapore dollar
SKK - Slovakian koruna
THB - Thai baht
TRY - Turkish lira
TWD - Taiwanese dollar
USD - United States dollar
UYU – Uruguayan peso
VEB - Venezuelan bolivar
VND - Vietnamese dong
ZAR - South African rand

562 Notes to Schedules of Investments

Russell Investment Company Russell Funds

Notes to Financial Highlights — April 30, 2014 (Unaudited)

*	For the period ended April 30, 2014 (Unaudited).
(1)	For the period June 1, 2010 (commencement of operations) to October 31, 2010.
(2)	For the period July 1, 2010 (commencement of operations) to October 31, 2010.
(3)	For the period October 1, 2010 (commencement of operations) to October 31, 2010.
(4)	For the period February 7, 2012 (commencement of operations) to October 31, 2012.
(5)	For the period August 7, 2012 (commencement of operations) to October 31, 2012.
(6)	For the period August 16, 2012 (commencement of operations) to October 31, 2012.
(a)	Average daily shares outstanding were used for this calculation.
(b)	The ratios for periods less than one year are not annualized.
(c)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(d)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and /or Russell Fund Services Company (“RFSC”), and for certain funds, custody credit arrangements.
(e)	The ratios for periods less than one year are annualized.
(f)	Less than $.01 per share.
(g)	For the Russell U.S. Defensive Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
April 30, 2014	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2013	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2012	1.09%	1.83%	1.03%	0.76%	0.83%	0.65%
October 31, 2011	1.08%	1.83%	1.01%	0.75%	0.83%	0.65%
October 31, 2010	1.06%	1.81%	0.95%	0.71%	0.81%	0.64%

For the Russell U.S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
April 30, 2014	1.35%	2.10%	1.35%	0.99%	1.10%	0.90%
October 31, 2013	1.35%	2.11%	1.36%	0.98%	1.11%	0.91%

For the Russell U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S
April 30, 2014	1.05%	1.79%	1.05%	0.80%
October 31, 2013	1.10%	1.85%	1.10%	0.85%
October 31, 2012	1.10%	1.85%	1.10%	0.85%

For the Russell U.S. Multi-Strategy Alternative Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S	Class Y
April 30, 2014	2.19%	2.92%	2.20%	1.94%	1.74%
October 31, 2013	2.20%	2.95%	2.18%	1.93%	1.73%
October 31, 2012	2.20%	2.93%	2.16%	1.96%	1.75%

(h)	Distributions in excess of accumulated earnings and profits but not in excess of current earnings and profits computed on a tax basis.
(i)	Less than .005% of average net assets.

Notes to Financial Highlights 563

Russell Investment Company Russell Funds

Notes to Financial Statements — April 30, 2014 (Unaudited)

1. Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 37 different investment portfolios referred to as Funds. These financial statements report on 22 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the fair value of such short-term debt obligation securities. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• •

Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows: Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the

564 Notes to Financial Statements

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest

Notes to Financial Statements 565

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of significant events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell Global Equity, Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Global Infrastructure, Russell Global Real Estate Securities, Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds had no transfers between Levels 1, 2 and 3 for the period ended April 30, 2014.

The Russell International Developed Markets Fund had a transfer out of Level 1 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable. The amount transferred was as follows:

Russell International Developed Markets Fund	$287,821

The Russell Global Opportunistic Credit and Russell Short Duration Bond Funds had a transfer out of Level 2 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable. The amount transferred was as follows:

Russell Global Opportunistic Credit Fund	$2,254,047
Russell Short Duration Bond Fund	621,239

The Russell Emerging Markets, Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Tax Exempt Bond and Russell Commodity Strategies Funds had transfers out of Level 3 into Level 2 representing financial instruments for which pricing had been determined using unobservable inputs that became observable. The amounts transferred were as follows:

Russell Emerging Markets Fund	$424,173
Russell Global Opportunistic Credit Fund	3,613,274
Russell Strategic Bond Fund	20,146,815
Russell Investment Grade Bond Fund	7,028,270
Russell Short Duration Bond Fund	5,423,114
Russell Tax Exempt Bond Fund	1,974,150
Russell Commodity Strategies Fund	1,174,748

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows: Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot

566 Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.

If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

Notes to Financial Statements 567

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

The Russell Commodity Strategies Fund and the Russell Multi-Strategy Alternative Fund intend to gain exposure indirectly to commodities markets by investing in wholly-owned subsidiaries which are organized as companies under the laws of the Cayman Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments. In order for the Funds to qualify as regulated investment companies under sub-chapter M of the Code, the Funds must derive at least 90 percent of their gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly owned subsidiary will also constitute qualifying income. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Funds may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in their respective wholly owned subsidiaries. The Russell Commodity Strategies Fund has also requested its own such private letter ruling, although the IRS has suspended the issuance of such rulings pending further internal review. The Russell Multi-Strategy Alternative Fund has not requested such a ruling due to the IRS suspension. There can be no assurance that the IRS will issue the requested ruling to the Russell Commodity Strategies Fund, or that the IRS will not change its position based on private letter rulings that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Funds to qualify for regulated investment company status under the Code could be jeopardized if the Funds were unable to treat their income from commodity-linked notes and a wholly-owned subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Funds’ investments in a wholly owned subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At April 30, 2014, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending October 31, 2010 through October 31, 2012, if applicable, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Monthly	Early in the following month	Russell Global Opportunistic Credit, Russell Strategic Bond,
Russell Investment Grade Bond, Russell Short Duration Bond
and Russell Tax Exempt Bond Funds
Quarterly	April, July, October and December	Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell
U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell U.S.
Large Cap Equity, Russell U.S. Mid Cap Equity, Russell Global
Infrastructure, Russell Global Real Estate Securities and Russell
Strategic Call Overwriting Funds
Annually	Mid-December	Russell U.S. Small Cap Equity, Russell International Developed
Markets, Russell Global Equity, Russell Emerging Markets,
Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S.
Mid & Small Cap, Russell Commodity Strategies and Russell
Multi-Strategy Alternative Funds

568 Notes to Financial Statements

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

The Funds pay their own expenses other than those expressly assumed by Russell Investment Management Company (“RIMCo”), the Funds’ adviser, or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation

Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class I, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Global Opportunistic Credit, Russell Global Infrastructure, Russell Global Real Estate Securities and Russell Multi-Strategy Alternative Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2014. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:

Notes to Financial Statements 569

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

	Deferred Capital
	Gains Tax	Capital Gains
	Liability	Taxes
Russell International Developed Markets Fund	$142,921	$10,540
Russell Emerging Markets Fund	2,781,020	183,702
Russell Global Infrastructure Fund	51,879	6,771

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements of Operations, for the period ended April 30, 2014, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended April 30, 2014, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

570 Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

Funds	Strategies
Russell International Developed Markets Fund	Exposing cash to markets and trade settlement
Russell Global Equity Fund	Exposing cash to markets and trade settlement
Russell Emerging Markets Fund	Exposing cash to markets and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2014	April 30, 2014
Russell International Developed Markets Fund	$3,149,221,351	$1,248,703,240
Russell Global Equity Fund	419,070,117	385,995,771
Russell Emerging Markets Fund	1,203,877,799	724,566,182
Russell Global Opportunistic Credit Fund	286,230,295	613,562,071
Russell Strategic Bond Fund	2,392,913,199	4,604,708,717
Russell Investment Grade Bond Fund	371,696,916	771,269,667
Russell Short Duration Bond Fund	189,260,605	263,880,611
Russell Global Infrastructure Fund	280,897,708	129,826,572
Russell Global Real Estate Securities Fund	74,813,640	52,674,202
Russell Multi-Strategy Alternative Fund	1,491,561,116	2,045,690,639

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2014	April 30, 2014
Russell International Developed Markets Fund	$3,144,141,858	$1,252,471,497
Russell Global Equity Fund	422,610,226	387,091,521
Russell Emerging Markets Fund	1,200,059,754	726,443,978
Russell Global Opportunistic Credit Fund	287,495,558	611,164,647
Russell Strategic Bond Fund	2,397,101,486	4,596,605,000
Russell Investment Grade Bond Fund	372,234,885	770,741,231
Russell Short Duration Bond Fund	190,345,452	263,286,186
Russell Global Infrastructure Fund	279,766,254	130,168,988
Russell Global Real Estate Securities Fund	74,478,935	52,852,531
Russell Multi-Strategy Alternative Fund	1,496,548,853	2,044,645,211

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the

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Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

As of April 30, 2014, the Russell Strategic Call Overwriting Fund pledged securities valued at $29,160,512 as collateral in connection with options.

For the period ended April 30, 2014, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds’ options contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2014	April 30, 2014
Russell U.S. Defensive Equity Fund	—	84
Russell Global Opportunistic Credit Fund	6	—
Russell Strategic Bond Fund	234	102
Russell Investment Grade Bond Fund	87	51
Russell Short Duration Bond Fund	527	471
Russell Multi-Strategy Alternative Fund	20,568	18,867
Russell Strategic Call Overwriting Fund	5,600	9,215

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2014, the following Funds entered into futures contracts primarily for the strategies listed below:

572 Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash to markets
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell U.S. Dynamic Equity Fund	Exposing cash to markets
Russell U.S. Strategic Equity Fund	Exposing cash to markets
Russell U.S. Large Cap Equity Fund	Exposing cash to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash to markets
Russell U.S. Small Cap Equity Fund	Exposing cash to markets
Russell International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Russell Global Equity Fund	Return enhancement, hedging and exposing cash to markets
Russell Emerging Markets Fund	Exposing cash to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash to markets
Russell Global Opportunistic Credit Fund	Exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash to markets
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Hedging and exposing cash to markets

The Funds’ futures contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	January 31, 2014	April 30, 2014
Russell U.S. Core Equity Fund	1,049	834
Russell U.S. Defensive Equity Fund	501	—
Russell U.S. Dynamic Equity Fund	696	279
Russell U.S. Strategic Equity Fund	1,730	2,287
Russell U.S. Large Cap Equity Fund	366	355
Russell U.S. Mid Cap Equity Fund	65	103
Russell U.S. Small Cap Equity Fund	1,115	1,119
Russell International Developed Markets Fund	11,391	7,430
Russell Global Equity Fund	8,811	10,032
Russell Emerging Markets Fund	7,655	3,802
Russell Tax-Managed U.S. Large Cap Fund	891	738
Russell Tax-Managed U.S. Mid & Small Cap Fund	192	193
Russell Global Opportunistic Credit Fund	563	484
Russell Strategic Bond Fund	20,898	27,866
Russell Investment Grade Bond Fund	2,521	3,762
Russell Short Duration Bond Fund	5,656	5,806
Russell Commodity Strategies Fund	984	374
Russell Global Infrastructure Fund	839	648
Russell Global Real Estate Securities Fund	763	580
Russell Multi-Strategy Alternative Fund	21,178	13,544
Russell Strategic Call Overwriting Fund	42	28

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out,with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only), index (total return) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

Notes to Financial Statements 573

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Credit Default Swaps

The fixed income funds and the Russell Multi-Strategy Alternative Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund and the Russell Multi-Strategy Alternative Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for

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the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds and the Russell Multi-Strategy Alternative Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2014 for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended April 30, 2014, the Funds entered into credit default swaps primarily for the strategies listed below:

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Funds	Strategies
Russell Global Opportunistic Credit Fund	Exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet the strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2014	April 30, 2014
Russell Global Opportunistic Credit Fund	$115,000,000	$95,000,000
Russell Strategic Bond Fund	98,806,448	397,500,448
Russell Investment Grade Bond Fund	28,264,499	112,614,499
Russell Short Duration Bond Fund	52,792,900	113,924,841
Russell Multi-Strategy Alternative Fund	316,000,000	499,000,000

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended April 30, 2014, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2014	April 30, 2014
Russell Strategic Bond Fund	$1,636,925,000	$1,593,275,000
Russell Investment Grade Bond Fund	502,330,000	192,330,000
Russell Short Duration Bond Fund	339,320,000	318,650,000
Russell Multi-Strategy Alternative Fund	2,342,400,000	36,917,900,000

Index Swaps

Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

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The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2014, the Funds entered into index swaps primarily for the strategies listed below:

Funds

Strategies

Russell Emerging Markets Fund Exposing cash to markets Russell Strategic Bond Fund Exposing cash to markets Russell Investment Grade Bond Fund Exposing cash to markets Russell Commodity Strategies Fund Return enhancement Russell Global Real Estate Securities Fund Exposing cash to markets Russell Multi-Strategy Alternative Fund Return enhancement and hedging

The Funds’ index swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of index swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each quarter end.

	Index Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2014	April 30, 2014
Russell Emerging Markets Fund	$63,594,916	$36,270,029
Russell Strategic Bond Fund	567,675,880	547,656,301
Russell Investment Grade Bond Fund	149,566,327	69,904,452
Russell Commodity Strategies Fund	1,141,593,313	1,205,598,327
Russell Global Real Estate Securities Fund	12,370,124	13,399,334
Russell Multi-Strategy Alternative Fund	5,434,171	8,960,468

Currency Swaps

Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended April 30, 2014, the Funds entered into currency swaps primarily for the strategies listed below:

Funds	Strategies
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The following tables illustrate the quarterly volume of currency swaps contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2014	April 30, 2014
Russell Multi-Strategy Alternative Fund	$	— $	11,839,644
	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2014	April 30, 2014
Russell Multi-Strategy Alternative Fund	$	— $	11,941,720

Commodity-Linked Instruments

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

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The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities

Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA, Master Repo and Master Forward Agreements. Certain funds employ multiple money managers and counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Multi-Strategy Alternative Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of April 30, 2014, the Russell Multi-Strategy Alternative Fund had $63,671 in unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates

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of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit linked Notes

The Russell Global Opportunistic Credit and Russell Multi-Strategy Alternative Funds may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of April 30, 2014, the Russell U.S. Dynamic Equity Fund held $122,023,804, the Russell U.S. Strategic Equity Fund held $94,662,539 and the Russell Multi-Strategy Alternative Fund held $47,456,354 as collateral.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Emerging Markets Debt

The Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The fixed income funds and the Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

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Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the

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securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade in which the fixed income funds may invest. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Inflation-Indexed Bonds

The fixed income funds and the Russell Multi-Strategy Alternative Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same

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impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

3. Investment in Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd.

The Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd. (each a “Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of its respective Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of April 30, 2014, net assets of the Russell Commodity Strategies Fund were $ 1,205,900,102 of which $ 242,774,509 or approximately 20%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Russell Multi-Strategy Alternative Fund were $ 984,247,162 of which $30,051,082, or approximately 3%, represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest up to 25% of their total assets in their Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements for each of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4. Investment Transactions

Securities

During the period ended April 30, 2014, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Russell U.S. Core Equity Fund	$718,157,724	$1,045,886,172
Russell U.S. Defensive Equity Fund	772,405,408	711,382,355
Russell U.S. Dynamic Equity Fund	417,261,340	458,695,952
Russell U.S. Strategic Equity Fund	1,412,325,995	1,389,410,320
Russell U.S. Large Cap Equity Fund	164,561,806	144,509,009
Russell U.S. Mid Cap Equity Fund	91,715,865	87,531,652
Russell U.S. Small Cap Equity Fund	1,470,411,988	1,047,343,881
Russell International Developed Markets Fund	1,477,107,912	2,305,135,072
Russell Global Equity Fund	536,915,946	530,813,849
Russell Emerging Markets Fund	1,535,558,203	890,935,022
Russell Tax-Managed U.S. Large Cap Fund	447,514,135	287,812,494
Russell Tax-Managed U.S. Mid & Small Cap Fund	110,742,435	94,628,563
Russell Global Opportunistic Credit Fund	910,795,648	408,885,367
Russell Strategic Bond Fund	1,788,892,200	1,458,460,512
Russell Investment Grade Bond Fund	326,734,404	295,926,818
Russell Short Duration Bond Fund	346,034,487	218,550,603
Russell Tax Exempt Bond Fund	219,620,646	53,783,253
Russell Global Infrastructure Fund	1,383,852,438	1,012,036,811
Russell Global Real Estate Securities Fund	1,299,330,679	467,242,631
Russell Multi-Strategy Alternative Fund	515,043,456	479,113,574
Russell Strategic Call Overwriting Fund	2,919,696	6,553,652

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Russell Strategic Bond Fund	$4,336,602,956	$4,801,752,721
Russell Investment Grade Bond Fund	884,309,275	972,540,520
Russell Short Duration Bond Fund	688,629,449	754,242,000

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	Purchases	Sales
Russell Commodity Strategies Fund	626,493,221	879,133,649
Russell Multi-Strategy Alternative Fund	343,226,220	303,288,003

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of April 30, 2014, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo.

Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S. Cash Collateral Fund.

Brokerage Commissions

The Funds effect certain transactions through Recapture Services, a division of BNY ConvergeEX Execution Solutions LLC (“BNY”) and its global network of unaffiliated correspondent brokers as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. BNY and SSGM are registered brokers and are not affiliates of the Funds or RIMCo. Trades placed through Recapture Services and SSGM and their correspondents are used (i) to obtain brokerage and research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Adviser to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain brokerage and research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to, and RIMCo may, with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers direct through Recapture Services and SSGM based upon several factors including asset class and investment style, among others. Research services provided to RIMCo by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Funds.

Recapture Services, SSGM or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through Recapture Services, and SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIMCo’s research needs have been met, as determined annually in the Soft Money Commission budgeting process.

Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are

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Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to RIMCo.

5. Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of April 30, 2014, the Funds had invested $3,795,143,990 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $875,254,057 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

The advisory and administrative fees specified in the table below are based upon the average daily net assets of each Fund and are payable monthly.

	Annual Rate
Funds	Adviser	Administrator*
Russell U.S. Core Equity Fund	.55%	.05%
Russell U.S. Defensive Equity Fund	.55	.05
Russell U.S. Dynamic Equity Fund	.80	.05
Russell U.S. Strategic Equity Fund	.75	.05
Russell U.S. Large Cap Equity Fund	.70	.05
Russell U.S. Mid Cap Equity Fund	.80	.05
Russell U.S. Small Cap Equity Fund	.70	.05
Russell International Developed Markets Fund	.70	.05
Russell Global Equity Fund	.95	.05
Russell Emerging Markets Fund	1.15	.05
Russell Tax-Managed U.S. Large Cap Fund	.70	.05
Russell Tax-Managed U.S. Mid & Small Cap Fund	.98	.05
Russell Global Opportunistic Credit Fund	1.00	.05
Russell Strategic Bond Fund	.50	.05
Russell Investment Grade Bond Fund	.25	.05
Russell Short Duration Bond Fund	.45	.05
Russell Tax Exempt Bond Fund	.30	.05
Russell Commodity Strategies Fund**	1.25	.05
Russell Global Infrastructure Fund	1.25	.05
Russell Global Real Estate Securities Fund	.80	.05
Russell Multi-Strategy Alternative Fund	1.50	.05
Russell Strategic Call Overwriting Fund**	.80	.05

*	Administrative fees are assessed on Fund Complex level assets based on a tiered fee schedule.
**	Annual rates do not reflect the consolidated rates inclusive of the Subsidiary Fees.

The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2014.

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	Advisory	Administrative
Russell U.S. Core Equity Fund	$5,567,033	$483,230
Russell U.S. Defensive Equity Fund	3,654,230	317,169
Russell U.S. Dynamic Equity Fund	2,813,986	167,917
Russell U.S. Strategic Equity Fund	11,953,674	760,857
Russell U.S. Large Cap Equity Fund	1,291,237	88,061
Russell U.S. Mid Cap Equity Fund	694,912	41,969
Russell U.S. Small Cap Equity Fund	6,796,904	463,487
Russell International Developed Markets Fund	16,204,002	1,105,157
Russell Global Equity Fund	15,668,937	787,376
Russell Emerging Markets Fund	14,113,230	585,811
Russell Tax-Managed U.S. Large Cap Fund	3,199,849	218,207
Russell Tax-Managed U.S. Mid & Small Cap Fund	1,315,283	64,073
Russell Global Opportunistic Credit Fund	6,275,161	299,530
Russell Strategic Bond Fund	18,954,865	1,809,877
Russell Investment Grade Bond Fund	2,131,538	407,055
Russell Short Duration Bond Fund	2,840,853	301,385
Russell Tax Exempt Bond Fund	1,402,093	223,107
Russell Commodity Strategies Fund	8,884,621	341,940
Russell Global Infrastructure Fund	9,279,136	354,338
Russell Global Real Estate Securities Fund	6,753,284	402,989
Russell Multi-Strategy Alternative Fund	7,426,554	236,744
Russell Strategic Call Overwriting Fund	332,945	19,870

RIMCo has agreed to certain waivers of its advisory and administrative fees as follows:

For the Russell U.S. Strategic Equity Fund, RIMCo has contractually agreed, at least until February 28, 2015, to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.59% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2014 was $3,426,357. There were no reimbursements for the period ended April 30, 2014.

For the Russell U.S. Large Cap Equity Fund, RIMCo has contractually agreed, at least until February 28, 2015, to waive up to the full amount of its 0.70% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Large Cap Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2014 was $275,312. There were no reimbursements for the period ended April 30, 2014.

For the Russell U.S. Mid Cap Equity Fund, RIMCo has contractually agreed, at least until February 28, 2015, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Mid Cap Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2014 was $187,715. There were no reimbursements for the period ended April 30, 2014.

For the Russell Tax Managed U.S. Mid and Small Cap Equity Fund, RIMCo has contractually agreed, at least until February 28, 2015, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for

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the Russell Tax-Managed U.S. Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2014 was $11,522. There were no reimbursements for the period ended April 30, 2014.

For the Russell Global Opportunistic Credit Fund, RIMCo has contractually agreed, at least until February 28, 2015, to waive 0.28% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2014 was $1,757,045.

For the Russell Short Duration Bond Fund, RIMCo has contractually agreed, at least until February 28, 2015, to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2014 was $315,650.

For the Russell Commodity Strategies Fund, RIMCo has contractually agreed, at least until February 28, 2015, to waive 0.27% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2014 was $1,605,925.

The Russell Cayman Commodity Strategies Fund Ltd., a wholly-owned subsidiary of the Russell Commodity Strategies Fund (the “Commodity Strategies Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee at the annual rate of 1.25% and an administrative fee at the annual rate of 0.05% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Fees”). Pursuant to a contractual agreement with the Russell Commodity Strategies Fund, RIMCo has agreed to permanently waive all or a portion of the advisory and administrative fees paid by the Russell Commodity Strategies Fund to RIMCo in the amount equal to the amount of the Commodity Strategies Subsidiary Fees received by RIMCo, if any. This waiver may not be terminated by RIMCo. The total amount of the advisory waiver for the period ended April 30, 2014 was $1,449,783. The total amount of the administrative waiver for the period ended April 30, 2014 was $57,991.

For the Russell Global Infrastructure Fund, RIMCo has contractually agreed, at least until February 28, 2015, to waive 0.31% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2014 was $ 2,301,226.

For the Russell Multi-Strategy Alternative Fund Ltd., a wholly-owned subsidiary of the Russell Multi-Strategy Alternative Fund (the “Multi-Strategy Alternative Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee at the annual rate of 1.50% and an administrative fee at the rate of 0.05% of the Multi-Strategy Alternative Subsidiary’s net assets (the “Multi-Strategy Alternative Subsidiary Fees”). Pursuant to a contractual agreement with the Russell Multi-Strategy Alternative Fund, RIMCo has agreed to permanently waive all or a portion of the advisory and administrative fees paid by the Russell Multi-Strategy Alternative Fund to RIMCo in the amount equal to the amount of the Multi-Strategy Alternative Subsidiary Fees received by RIMCo, if any. This waiver may not be terminated by RIMCo. The total amount of the advisory waiver for the period ended April 30, 2014 was $ 260,057. The total amount of the administrative waiver for the period ended April 30, 2014 was $8,669.

For the Russell Strategic Call Overwriting Fund, RIMCo has contractually agreed, at least until February 28, 2015, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell Strategic Call Overwriting Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2014 was $ 93,198.

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2014 were as follows:

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Amount
Russell U.S. Core Equity Fund	$918,775
Russell U.S. Defensive Equity Fund	549,159
Russell U.S. Dynamic Equity Fund	120,934
Russell U.S. Strategic Equity Fund	3,187,646
Russell U.S. Large Cap Equity Fund	368,925
Russell U.S. Mid Cap Equity Fund	173,728
Russell U.S. Small Cap Equity Fund	1,480,276
Russell International Developed Markets Fund	3,053,388
Russell Global Equity Fund	2,214,010
Russell Emerging Markets Fund	1,935,072
Russell Tax-Managed U.S. Large Cap Fund	914,243
Russell Tax-Managed U.S. Mid & Small Cap Fund	268,425
Russell Global Opportunistic Credit Fund	864,384
Russell Strategic Bond Fund	4,968,981
Russell Investment Grade Bond Fund	1,095,930
Russell Short Duration Bond Fund	992,515
Russell Tax Exempt Bond Fund	934,729
Russell Commodity Strategies Fund	896,048
Russell Global Infrastructure Fund	1,024,011
Russell Global Real Estate Securities Fund	1,470,494
Russell Multi-Strategy Alternative Fund	645,372
Russell Strategic Call Overwriting Fund	83,236

Effective March 1, 2013, RFSC has contractually agreed to waive, at least through February 28, 2014, a portion of its transfer agency fees as follows:

Funds/Classes	Waivers
Russell U.S. Dynamic Equity Fund-Class I	.05%
Russell Tax-Managed U.S. Mid & Small Cap-Class C, E & S	.03
Russell Global Opportunistic Credit Fund-Class A, C, E & S	.09
Russell Strategic Bond Fund-Class A, C & S	.02
Russell Short Duration Bond Fund-Class A, C, E & S	.08
Russell Tax Exempt Bond Fund-Class C, E & S	.04
Russell Global Infrastructure Fund-Class A,C, E & S	.02

Effective March 1, 2014, RFSC has contractually agreed to waive, through February 28, 2015, a portion of its transfer agency fees for certain classes within Funds as follows:

Funds/Classes	Waivers
Russell U.S. Strategic Equity Fund-Class A,C,E & S	.02%
Russell Tax-Managed U.S. Mid & Small Cap Fund-Class C, E & S	.03
Russell Global Opportunistic Credit Fund-Class A, C, E & S	.12
Russell Strategic Bond Fund-Class A, C, E & S	.04
Russell Short Duration Bond Fund-Class A, C, E & S	.09
Russell Tax Exempt Bond fund-Class C, E & S	.04
Russell Commodity Strategies Fund-Class A,C, E & S	.01
Russell Global Infrastructure Fund-Class A,C, E & S	.02

For the period ended April 30, 2014, the total transfer agent fee waivers are as follows:

Amount
Russell U.S. Dynamic Equity Fund	$4,574
Russell U.S. Strategic Equity Fund	318,764

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Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

Amount
Russell Tax-Managed U.S. Mid & Small Cap Fund	63,826
Russell Global Opportunistic Credit Fund	513,357
Russell Strategic Bond Fund	684,803
Russell Short Duration Bond Fund	437,221
Russell Tax Exempt Bond Fund	249,480
Russell Commodity Strategies Fund	38,567
Russell Global Infrastructure Fund	101,365

Distributor and Shareholder Servicing

Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act of 1940. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class A and Class C shares subject to the distribution plan. 12b-1 distribution payments shall not exceed 0.25% or 0.75% of the average daily net assets of a Fund’s Class A or Class C shares, respectively, on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. For the period ended April 30, 2014, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Russell U.S. Strategic Equity Fund	$10
Russell U.S. Mid Cap Equity Fund	108
Russell U.S. Small Cap Equity Fund	3
Russell International Developed Markets Fund	92
Russell Global Equity Fund	3
Russell Emerging Markets Fund	21
Russell Tax-Managed U.S. Large Cap Fund	817
Russell Tax-Managed U.S. Mid & Small Cap Fund	12
Russell Global Opportunistic Credit Fund	7
Russell Strategic Bond Fund	1,124
Russell Investment Grade Bond Fund	300
Russell Short Duration Bond Fund	2,994
Russell Tax Exempt Bond Fund	104
Russell Commodity Strategies Fund	7,808
Russell Global Real Estate Securities Fund	15

For the period ended April 30, 2014, the sales commissions paid to the selling agents for the sales of Class A shares were as follows:

Aggregate	Class A Front-End
Front-End	Sales Charges
Sales Charges	Retained by
on Class A Shares	Distributor

Notes to Financial Statements 589

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

Russell U.S. Core Equity Fund	$24,249		$4,153
Russell U.S. Defensive Equity Fund	31,012		5,554
Russell U.S. Dynamic Equity Fund	5,800		1,027
Russell U.S. Strategic Equity Fund	5,428		976
Russell U.S. Large Cap Equity Fund	28,354		4,777
Russell U.S. Mid Cap Equity Fund	16,098		2,755
Russell U.S. Small Cap Equity Fund	24,108		4,240
Russell International Developed Markets Fund	30,701		5,278
Russell Global Equity Fund	21,206		3,773
Russell Emerging Markets Fund	45,710		7,794
Russell Tax-Managed U.S. Large Cap Fund	45,985		8,141
Russell Tax-Managed U.S. Mid & Small Cap Fund	27,264		4,207
Russell Global Opportunistic Credit Fund	5,284		1,059
Russell Strategic Bond Fund	32,420		6,438
Russell Investment Grade Bond Fund	4,958		970
Russell Short Duration Bond Fund	12,269		1,921
Russell Tax Exempt Bond Fund	16,257		2,893
Russell Commodity Strategies Fund	27,407		3,211
Russell Global Infrastructure Fund	13,405		2,264
Russell Global Real Estate Securities Fund	34,146		5,485
Russell Multi-Strategy Alternative Fund	7,947		1,543

Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates for the period ended April 30, 2014, were as follows:

		Russell U.S.	Russell U.S.	Russell U.S.
	Russell U.S. Core	Defensive Equity	Dynamic Equity	Strategic Equity	Russell U.S. Large
	Equity Fund	Fund	Fund	Fund	Cap Equity Fund
Advisory fees	$868,912	$635,250	$468,098	$ 1,395,336	$175,827
Administration fees	75,286	55,893	27,892	130,439	15,152
Distribution fees	40,964	36,331	7,285	9,692	1,959
Shareholder servicing fees	15,031	13,455	2,845	23,191	249
Transfer agent fees	149,257	90,428	20,992	489,220	63,051
Trustee fees	7,990	2,980	3,685	2,466	376
	$1,157,440	$834,337	$530,797	$ 2,050,344	$256,614

			Russell
			International
	Russell U.S. Mid	Russell U.S. Small	Developed	Russell Global	Russell Emerging
	Cap Equity Fund	Cap Equity Fund	Markets Fund	Equity Fund	Markets Fund
Advisory fees	$86,209	$1,246,929	$2,514,851	$ 2,657,293	$2,675,500
Administration fees	7,131	84,886	171,268	133,342	110,954
Distribution fees	1,713	26,158	31,697	11,706	22,105
Shareholder servicing fees	310	16,307	27,822	15,307	16,952
Transfer agent fees	29,790	270,919	475,905	372,837	370,477
Trustee fees	303	2,872	14,849	8,111	4,630
	$125,456	$1,648,071	$3,236,392	$ 3,198,596	$3,200,618

		Russell Tax-
	Russell Tax-	Managed U.S.	Russell Global
	Managed U.S.	Mid & Small Cap	Opportunistic	Russell Strategic	Russell Investment
	Large Cap Fund	Fund	Credit Fund	Bond Fund	Grade Bond Fund
Advisory fees	$579,746	$225,693	$899,063	$ 2,985,690	$333,724
Administration fees	39,467	11,092	59,505	284,559	63,611
Distribution fees	13,301	8,316	9,549	58,817	15,686
Shareholder servicing fees	11,818	3,637	8,515	46,884	11,947
Transfer agent fees	163,964	35,134	70,837	669,213	183,216
Trustee fees	—	128	837	37,179	10,180
	$808,296	$284,000	$1,048,306	$ 4,082,342	$618,364

	Russell Short			Russell Global	Russell Global
	Duration Bond	Russell Tax Exempt Russell Commodity		Infrastructure	Real Estate
	Fund	Bond Fund	Strategies Fund	Fund	Securities Fund
Advisory fees	$406,915	$252,430	$969,673	$ 1,341,534	$1,160,579
Administration fees	48,476	40,096	47,067	68,011	69,132
590 Notes to Financial Statements

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

	Russell Short			Russell Global	Russell Global
	Duration Bond	Russell Tax Exempt Russell Commodity		Infrastructure	Real Estate
	Fund	Bond Fund	Strategies Fund	Fund	Securities Fund
Distribution fees	67,396	18,895	11,063	6,380	31,306
Shareholder servicing fees	28,629	16,692	6,172	8,636	16,388
Transfer agent fees	87,881	123,712	147,787	182,592	254,549
Trustee fees	5,411	1,733	5,955	176	7,428
	$644,708	$453,558	$ 1,187,717 $	1,607,329	$ 1,539,382

	Russell Multi-	Russell Strategic
	Strategy	Call Overwriting
	Alternative Fund	Fund
Advisory fees	$1,219,279	$39,646
Administration fees	38,735	3,284
Distribution fees	6,503	—
Shareholder servicing fees	5,467	—
Transfer agent fees	111,703	13,779
Trustee fees	3,183	78
	$1,384,870	$56,787

Affiliated Brokerage Commissions

The Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers including assets RIMCo may manage to manage risk in a Fund’s investment portfolio and for each Fund’s cash reserves.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Act.

During the period ended April 30, 2014, the Funds have engaged in purchases and sales of securities pursuant to Rule 17a -7 of the Act. As defined by the procedures, each transaction is effected at the current market price.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 37 funds, Russell Investment Funds (“RIF”), which has 9 funds and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $87,000 per year (effective January 1, 2014, $96,000); each of its interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $75,000 (effective January 1, 2014, $85,000). Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee.

6. Federal Income Taxes

Notes to Financial Statements 591

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

At April 30, 2014, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

						No Expiration
Funds	10/31/2015	10/31/2016	10/31/2017	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
Russell U.S. Core
Equity Fund	$ —	$ —	$31,076,892	$ —	—	$ —	$—	$31,076,892
Russell U.S. Defensive
Equity Fund	—	4,310,225	—	338,404,469	—	—	—	342,714,694
Russell U.S. Small Cap
Equity Fund	36,970,198	—	—	—	—	—	—	36,970,198
Russell International
Developed Markets	—	—	732,861,465	51,503,855	—	—	—	784,365,320
Fund
Russell Tax-Managed
U.S. Large Cap Fund	—	—	30,154,171	—	—	—	—	30,154,171
Russell Investment
Grade Bond Fund	—	—	—	—	—	2,991,382	—	2,991,382
Russell Tax Exempt
Bond Fund	—	438,558	—	—	525,860	—	—	964,418
Russell Strategic Call
Overwriting Fund	—	—	—	—	—	4,541,634	5,520,657	10,062,291

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2014, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

	Russell U.S. Core	Russell U.S. Defensive Russell U.S. Dynamic	Russell U.S. Strategic		Russell U.S. Large
	Equity Fund	Equity Fund	Equity Fund	Equity Fund	Cap Equity Fund
Cost of Investments	$1,540,628,150	$1,194,711,488	$ 657,374,048	$2,942,256,392	$329,060,451
Unrealized Appreciation	$376,071,129	$186,669,044	$113,186,580	$472,382,792	$62,543,675
Unrealized Depreciation	(30,517,851)	(6,686,293)	(15,955,628)	(36,097,287)	(3,514,266)
Net Unrealized Appreciation (Depreciation)	$345,553,278	$179,982,751	$97,230,952	$436,285,505	$59,029,409
			Russell International
	Russell U.S. Mid Cap	Russell U.S. Small	Developed Markets	Russell Global Equity	Russell Emerging
	Equity Fund	Cap Equity Fund	Fund	Fund	Markets Fund
Cost of Investments	$166,244,906	$2,102,725,676	$ 3,986,736,572	$ 2,753,045,037	$2,707,616,526
Unrealized Appreciation	$26,127,327	$256,949,676	$609,764,397	$794,087,955	$287,289,252
Unrealized Depreciation	(2,699,944)	(62,768,398)	(77,606,356)	(37,430,243)	(96,999,671)
Net Unrealized Appreciation (Depreciation)	$23,427,383	$194,181,278	$532,158,041	$756,657,712	$190,289,581
		Russell Tax-Managed	Russell Global
	Russell Tax-Managed U.S. Mid & Small Cap Opportunistic Credit Russell Strategic Bond				Russell Investment
	U.S. Large Cap Fund	Fund	Fund	Fund	Grade Bond Fund
Cost of Investments	$810,657,156	$216,457,316	$ 1,484,018,889	$ 7,832,926,229	$1,747,487,752
Unrealized Appreciation	$230,033,880	$77,303,752	$36,423,585	$172,641,248	$29,364,253
Unrealized Depreciation	(5,210,056)	(4,142,590)	(18,872,151)	(60,534,337)	(13,933,060)
Net Unrealized Appreciation (Depreciation)	$224,823,824	$73,161,162	$17,551,434	$112,106,911	$15,431,193
	Russell Short	Russell Tax Exempt	Russell Commodity	Russell Global	Russell Global Real
	Duration Bond Fund	Bond Fund	Strategies Fund	Infrastructure Fund	Estate Securities Fund
Cost of Investments	$1,232,823,670	$1,037,542,060	$ 1,165,108,635	$ 1,687,753,646	$1,557,929,357
Unrealized Appreciation	$12,856,238	$35,250,529	$—	$207,035,368	$302,022,003
592 Notes to Financial Statements

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

	Russell Short	Russell Tax Exempt	Russell Commodity	Russell Global	Russell Global Real
	Duration Bond Fund	Bond Fund	Strategies Fund Infrastructure Fund		Estate Securities Fund
Unrealized Depreciation	(5,505,499)	(2,873,055)	(288,359)	(10,833,745)	(14,233,470)
Net Unrealized Appreciation (Depreciation)	$7,350,739	$32,377,474	$ (288,359) $	196,201,623	$ 287,788,533
	Russell Multi-Strategy Russell Strategic Call
	Alternative Fund	Overwriting Fund
Cost of Investments	$871,645,059 $	68,740,980
Unrealized Appreciation	$26,814,362	$19,863,891
Unrealized Depreciation	(10,723,342)	(264,102)
Net Unrealized Appreciation (Depreciation)	$16,091,020	$19,599,789

As permitted by tax regulations, the Funds intend to defer a late year ordinary loss incurred from January 1, 2013 to October 31, 2013 and treat it as arising in the fiscal year 2014. As of October 31, 2013, the Funds had deferred ordinary losses as follows:

Russell Tax-Managed U.S. Mid & Small Cap Fund	$473,429
Russell Commodity Strategies Fund	8,155,510

7. Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the lending fund could result in reduced returns or additional borrowing costs. For the period ended April 30, 2014, the Funds presented herein did not borrow or lend through the interfund lending program.

8. Record Ownership

The following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund as of April 30, 2014:

	# of Shareholders	%
Russell U.S. Core Equity Fund	2		26.9
Russell U.S. Defensive Equity Fund	2		36.0
Russell U.S. Dynamic Equity Fund	3		68.0
Russell U.S. Mid Cap Equity Fund	1		14.1
Russell International Developed Markets Fund	1		10.7
Russell Global Equity Fund	2		22.0
Russell Tax-Managed U.S. Large Cap Fund	1		14.1
Russell Strategic Bond Fund	1		14.5
Russell Investment Grade Bond Fund	1		10.0
Russell Short Duration Bond Fund	1		11.4
Russell Tax Exempt Bond Fund	1		14.7
Russell Global Infrastructure Fund	1		10.7
Russell Multi-Strategy Alternative Fund	1		11.3

9. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

Notes to Financial Statements 593

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

10. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against Russell Investment Management Company (“RIMCo”) on behalf of ten funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves a party to the suit. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of these funds. The plaintiffs seek recovery of the amount of compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

11. Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures except the following: On May 1, 2014, the Board declared the following dividends payable from net investment income. Dividends were paid on May 5, 2014, to shareholders of record on May 2, 2014.

Net Investment
Fund	Income
Russell Global Opportunistic Credit Fund - Class A	$0.0328
Russell Global Opportunistic Credit Fund - Class C	0.0270
Russell Global Opportunistic Credit Fund - Class E	0.0330
Russell Global Opportunistic Credit Fund - Class S	0.0351
Russell Global Opportunistic Credit Fund - Class Y	0.0357
Russell Strategic Bond Fund - Class A	0.0091
Russell Strategic Bond Fund - Class C	0.0021
Russell Strategic Bond Fund - Class E	0.0091
Russell Strategic Bond Fund - Class I	0.0117
Russell Strategic Bond Fund - Class S	0.0114
Russell Strategic Bond Fund - Class Y	0.0128
Russell Investment Grade Bond Fund - Class A	0.0254
Russell Investment Grade Bond Fund - Class E	0.0257
Russell Investment Grade Bond Fund - Class I	0.0317
Russell Investment Grade Bond Fund - Class S	0.0302
Russell Investment Grade Bond Fund - Class Y	0.0338
Russell Short Duration Bond Fund - Class A	0.0141
Russell Short Duration Bond Fund - Class E	0.0139
Russell Short Duration Bond Fund - Class S	0.0179
Russell Short Duration Bond Fund - Class Y	0.0196
Russell Tax Exempt Bond Fund - Class A	0.0377
Russell Tax Exempt Bond Fund - Class C	0.0249
Russell Tax Exempt Bond Fund - Class E	0.0386
Russell Tax Exempt Bond Fund - Class S	0.0433

On June 2, 2014, the Board declared the following dividends payable from net investment income. Dividends were paid on June 4, 2014, to shareholders of record on June 3, 2014.

594 Notes to Financial Statements

Russell Investment Company Russell Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

Net Investment
Fund	Income
Russell Global Opportunistic Credit Fund - Class A	$0.0353
Russell Global Opportunistic Credit Fund - Class C	0.0294
Russell Global Opportunistic Credit Fund - Class E	0.0354
Russell Global Opportunistic Credit Fund - Class S	0.0375
Russell Global Opportunistic Credit Fund - Class Y	0.0381
Russell Strategic Bond Fund - Class A	0.0133
Russell Strategic Bond Fund - Class C	0.0063
Russell Strategic Bond Fund - Class E	0.0133
Russell Strategic Bond Fund - Class I	0.0160
Russell Strategic Bond Fund - Class S	0.0156
Russell Strategic Bond Fund - Class Y	0.0170
Russell Investment Grade Bond Fund - Class A	0.0271
Russell Investment Grade Bond Fund - Class C	0.0127
Russell Investment Grade Bond Fund - Class E	0.0268
Russell Investment Grade Bond Fund - Class I	0.0328
Russell Investment Grade Bond Fund - Class S	0.0313
Russell Investment Grade Bond Fund - Class Y	0.0349
Russell Short Duration Bond Fund - Class A	0.0169
Russell Short Duration Bond Fund - Class C	0.0046
Russell Short Duration Bond Fund - Class E	0.0169
Russell Short Duration Bond Fund - Class S	0.0209
Russell Short Duration Bond Fund - Class Y	0.0221
Russell Tax Exempt Bond Fund - Class A	0.0403
Russell Tax Exempt Bond Fund - Class C	0.0274
Russell Tax Exempt Bond Fund - Class E	0.0409
Russell Tax Exempt Bond Fund - Class S	0.0456

Notes to Financial Statements 595

Russell Investment Company Russell Funds

Affiliated Brokerage Transactions — April 30, 2014 (Unaudited)

As mentioned in the Note 5 in the Notes to Financial Statements contained in this annual report, the Funds utilize Russell Implementation Services Inc. (“RIS”) and its global correspondent brokers. RIS is a registered broker dealer and investment adviser and an affiliate with RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in money manager, rebalancing across existing money managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers including assets RIMCo may manage to manage risk in a Fund’s investment portfolio and for each Fund’s cash reserves.

Amounts retained by RIS for the period ended April 30, 2014 were as follows:

Affiliated Broker	Fund Name	2014
RIMCo
	Russell U.S. Core Equity Fund	$17,444
	Russell U.S. Defensive Equity Fund	82,895
	Russell U.S. Strategic Equity Fund	13,935
	Russell U.S. Mid Cap Equity Fund	1,724
	Russell U.S. Small Cap Equity Fund	518,813
	Russell International Developed Markets Fund	788,835
	Russell Global Equity Fund	28,213
	Russell Emerging Markets Fund	549,148
	Russell Tax-Managed U.S. Large Cap Fund	37,101
	Russell Tax-Managed U.S. Mid & Small Cap Fund	26,773
	Russell Global Infrastructure Fund	412,227
	Russell Global Real Estate Securities Fund	12,497

596 Affiliated Brokerage Transactions

Russell Investment Company Russell Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

The Board of Trustees (the “Board”) received proposals from RIMCo at a meeting held on December 4, 2013 to effect Money Manager changes for the Russell U.S. Small Cap Equity Fund, Russell Tax-Managed U.S. Large Cap Fund and Russell Global Opportunistic Credit Fund, and at that same meeting to effect Money Manager changes for the Russell U.S. Defensive Equity Fund and Russell U.S. Strategic Equity Fund resulting from a Money Manager change of control for one of each Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its investment advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager. The Trustees also considered their findings at meetings held in person on April 18, 2013 and August 26-27, 2013 (together, the “2013 Agreement Evaluation Meetings”) at which the Board, including all of its members who are not considered to be “interested persons” under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds as to the reasonableness of the aggregate investment advisory fees paid by the Funds, and the fact that the aggregate investment advisory fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

The Board received proposals from RIMCo at a meeting held on February 25, 2014 to effect Money Manager changes for the Russell Emerging Markets Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund and Russell Global Infrastructure Fund, and at that same meeting to effect Money Manager changes for the Russell U.S. Small Cap Equity Fund, Russell U.S. Large Cap Equity Fund, Russell U.S. Mid Cap Equity Fund and Russell Tax-Managed U.S. Mid & Small Cap Fund resulting from a Money Manager change of control for one of each Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its investment advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager. The Trustees also considered their findings at the 2013 Agreement Evaluation Meetings at which the Board, including all of the Independent Trustees, considered and approved the continuation of the RIMCo Agreement and the portfolio management contract with each Money Manager of the Funds as to the reasonableness of the aggregate investment advisory fees paid by the Funds, and the fact that the aggregate investment advisory fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

The Board received a proposal from RIMCo at a meeting held on April 29, 2014 to effect a Money Manager change for the Russell Multi-Strategy Alternative Fund resulting from a Money Manager change of control for one of the Fund’s Money Managers. In the case of the proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the

Basis for Approval of Investment Advisory Contracts 597

Russell Investment Company Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its investment advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager. The Trustees also considered their findings at the 2013 Agreement Evaluation Meetings at which the Board, including all of the Independent Trustees, considered and approved the continuation of the RIMCo Agreement and the portfolio management contract with each Money Manager of the Funds as to the reasonableness of the aggregate investment advisory fees paid by the Funds, and the fact that the aggregate investment advisory fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager change because the Money Manager’s investment advisory fees are paid by RIMCo.

598 Basis for Approval of Investment Advisory Contracts

Russell Investment Company Russell Funds

Shareholder Requests for Additional Information — April 30, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 599

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2014 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 37 funds, Russell Investment Funds (“RIF”), which has 9 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Fund.

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INTERESTED TRUSTEES
# Sandra Cavanaugh,	President and Chief	Until successor	•	President and CEO RIC, RIF and	47	None
Born May 10, 1954	Executive Officer since	is chosen and		RET
	2010	qualified by	•	Chairman of the Board, Co-
1301 Second Avenue,		Trustees		President and CEO, Russell
18th Floor	Trustee since 2010			Financial Services, Inc. (“RFS”)
Seattle, WA 98101		Appointed until	•	Chairman of the Board, President
		successor is		and CEO, Russell Fund Services
		duly elected and		Company (“RFSC”)
		qualified	•	Director, RIMCo
			•	Chairman of the Board, President
and CEO, Russell Insurance
Agency, Inc. (“RIA”) (insurance
agency)
			•	May 2009 to December 2009,
Executive Vice President, Retail
Channel, SunTrust Bank
			•	2007 to January 2009, Senior Vice
President, National Sales — Retail
Distribution, JPMorgan Chase/
Washington Mutual, Inc.
(investment company)
*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

600 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —April 30, 2014 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INTERESTED TRUSTEES (continued)
## Daniel P. Connealy,	Trustee since 2003	Appointed until	•	June 2004 to present, Senior Vice	47	None
Born June 6, 1946		successor is		President and Chief Financial
		duly elected and		Officer, Waddell & Reed Financial,
1301 Second Avenue,		qualified		Inc. (investment company)
18th Floor
Seattle, WA 98101

## Mr. Connealy is an officer of a broker-dealer that distributes shares of the Funds and is therefore classified as an Interested Trustee.
No. of
Portfolios
					in Russell	Other
	Positions(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	•	Senior Vice President, Larco	47	None
Born April 7, 1945		successor is		Investments, Ltd. (real estate firm)
	Chairman of the	duly elected and
1301 Second Avenue,	Investment Committee	qualified
18th Floor	since 2010
Seattle, WA 98101		Appointed until
successor is
duly elected and
qualified

Kristianne Blake,	Trustee since 2000	Appointed until	•	Director and Chairman of the	47	•Director,
Born January 22, 1954		successor is		Audit Committee, Avista Corp		Avista Corp
	Chairman since 2005	duly elected and		(electric utilities)		(electric
1301 Second Avenue,		qualified	•	Regent, University of Washington		utilities);
18th Floor			•	President, Kristianne Gates Blake,		•Director,
Seattle, WA 98101		Annual		P.S. (accounting services)		Ecova (total
			•	Director, Ecova (total energy and		energy and
				sustainability management)		sustainability
management);

* Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers 601

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —April 30, 2014 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Positions(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES (continued)
			•	Until December 31, 2013, Trustee	47	•Until
				and Chairman of the Operations		December 31,
				Committee, Principal Investors		2013, Trustee,
				Funds and Principal Variable		Principal
				Contracts Funds (investment		Investors Funds
				company)		(investment
			•	From April 2004 through December		company);
				2012, Director, Laird Norton		•Until
				Wealth Management		December 31,
				and Laird Norton Tyee Trust		2013, Trustee
				(investment company)		Principal
Variable
Contracts
Funds
(investment
company)
•From April
2004 through
December
2012, Director,
Laird Norton
Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)

Cheryl Burgermeister,	Trustee since 2012	Appointed until	•	Retired	47	•Trustee and
Born June 26, 1951		successor is	•	Trustee and Chairperson of Audit		Chairperson
		duly elected and		Committee, Select Sector SPDR		of Audit
1301 Second Avenue,		qualified		Funds (investment company)		Committee,
18th Floor						Select Sector
Seattle, WA 98101						SPDR Funds
(investment
company)
•Trustee, ALPS
Series Trust
(investment
company)
* Each Trustee is subject to mandatory retirement at age 72.

602 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —April 30, 2014 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES (continued)
Katherine W. Krysty,	Trustee since 2014	Appointed until	•	Retired	47	None
Born December 3, 1951		successor is	•	January 2011 through March 2013,
		duly elected and		President Emerita, Laird Norton
1301 Second Avenue,		qualified		Wealth Management (investment
18th Floor				company)
Seattle, WA 98101			•	April 2003 through December 2010,
Chief Executive Officer of
Laird Norton Wealth
Management (investment
company)

Raymond P. Tennison, Jr.,	Trustee since 2000	Appointed until	•	Retired	47	None
Born December 21, 1955		successor is	•	From January 2008 to
	Chairman of	duly elected and		December 2011, Vice Chairman of
1301 Second Avenue,	the Nominating	qualified		the Board, Simpson Investment
18th Floor	and Governance			Company (paper and forest
Seattle, WA 98101	Committee since	Appointed until		products)
	2007	successor is	•	Until November 2010, President,
		duly elected and		Simpson Investment Company
		qualified		and several additional subsidiary
companies, including Simpson
Timber Company, Simpson Paper
Company and Simpson Tacoma
Kraft Company

Jack R. Thompson,	Trustee since 2005	Appointed until	•	September 2007 to September	47	•Director,
Born March 21, 1949		successor is		2010, Director, Board Chairman		Board Chairman
	Chairman of the	duly elected and		and Chairman of the Audit		and Chairman
1301 Second Avenue,	Audit Committee	qualified		Committee, LifeVantage		of the Audit
18th Floor	since 2012			Corporation (health products		Committee,
Seattle, WA 98101		Appointed until		company)		LifeVantage
		successor is	•	September 2003 to September		Corporation
		duly elected and		2009, Independent Board Chair		until September
		qualified		and Chairman of the Audit		2010 (health
				Committee, Sparx Asia Funds		products
				(investment company)		company);
•Director, Sparx
Asia Funds
until 2009
(investment
company)

* Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers 603

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —April 30, 2014 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

TRUSTEE EMERITUS
George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	•	Director Emeritus, Frank Russell	47	None
Born July 3, 1932	Chairman Emeritus	or removal		Company (investment consultant
	since 1999			to institutional investors (“FRC”))
1301 Second Avenue,				and RIMCo
18th Floor, Seattle, WA			•	Chairman Emeritus, RIC and
98101				RIF; Russell Implementation
Services Inc. (broker-dealer and
investment adviser (“RIS”));
Russell 20-20 Association
(non-profit corporation); and
Russell Trust Company
(non-depository trust company
(“RTC”))
			•	Chairman, Sunshine Management
Services, LLC (investment adviser)

Positions(s) Held
Name,	With Fund and	Term		Principal Occupation(s)
Age,	Length of	of		During the
Address	Time Served	Office		Past 5 Years

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	•	Chief Compliance Officer, RIC, RIF and RET
Born December 16, 1966	Officer since 2005	by Independent	•	Chief Compliance Officer, RFSC and U.S. One Inc.
		Trustees	•	2005 to 2011, Chief Compliance Officer, RIMCo
1301 Second Avenue,
18th Floor
Seattle, WA 98101

Sandra Cavanaugh,	President and Chief	Until successor	•	CEO, U.S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	•	President and CEO, RIC, RIF and RET
	since 2010	qualified by	•	Chairman of the Board, Co-President and CEO, RFS
1301 Second Avenue,		Trustees	•	Chairman of the Board, President and CEO, RFSC
18th Floor			•	Director, RIMCo
Seattle, WA 98101			•	Chairman of the Board, President and CEO, RIA
			•	May 2009 to December 2009, Executive Vice President, Retail
Channel, SunTrust Bank
			•	2007 to January 2009, Senior Vice President, National Sales —
Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

604 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —April 30, 2014 (Unaudited)

Positions(s) Held
Name,	With Fund and	Term		Principal Occupation(s)
Age,	Length of	of		During the
Address	Time Served	Office		Past 5 Years

OFFICERS (continued)

Mark E. Swanson,	Treasurer and Chief	Until successor	•	Treasurer, Chief Accounting Officer and CFO, RIC, RIF and
Born November 26, 1963	Accounting Officer	is chosen and		RET
	since 1998	qualified by	•	Director, RIMCo, RFSC, Russell Trust Company (“RTC”)
1301 Second Avenue,		Trustees		and RFS
18th Floor			•	Global Head of Fund Services, Russell Investments
Seattle, WA 98101			•	October 2011 to December 2013, Head of North America
Operations Russell Investments
			•	May 2009 to October 2011, Global Head of Fund Operations,
Russell Investments
			•	1999 to May 2009, Director, Fund Administration

Jeffrey T. Hussey,	Chief Investment	Until removed by	•	Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	•	Chief Investment Officer, RIC, RIF and RET
			•	Chairman of the Board, President and CEO, RIMCo
1301 Second Avenue,			•	Director, RTC, RIS and Russell Investments Delaware, Inc.
18th Floor			•	Board of Managers, Russell Institutional Funds
Seattle WA 98101				Management, Inc.
			•	2003 to 2013, Chief Investment Officer, Fixed Income,
Russell Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	•	Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	•	Secretary, RIMCo, RFSC and RFS
		qualified by	•	Secretary and Chief Legal Officer, RIC, RIF and RET
1301 Second Avenue,		Trustees	•	Assistant Secretary, RFS, RIA and U.S. One Inc.
18th Floor			•	1999 to 2010 Assistant Secretary, RIC and RIF
Seattle, WA 98101

Disclosure of Information about Fund Trustees and Officers 605

Russell Funds

Russell Investment Company

1301 Second Avenue, Seattle, Washington 98101 (800) 787-7354

Interested Trustees	Russell U.S. Dynamic Equity Fund
Sandra Cavanaugh	AJO, LP, Philadelphia, PA
Daniel P. Connealy	Cornerstone Capital Management, Inc., Minneapolis, MN
Independent Trustees	Schneider Capital Management Corporation, Wayne, PA
Thaddas L. Alston	Suffolk Capital Management, LLC, New York, NY
Kristianne Blake	Russell U.S. Strategic Equity Fund
Cheryl Burgermeister	AJO, LP, Philadelphia, PA
Katherine W. Krysty	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Raymond P. Tennison, Jr.	Columbus Circle Investors, Stamford, CT
Jack R. Thompson	Cornerstone Capital Management, Inc., Minneapolis, MN
Trustee Emeritus	Institutional Capital LLC, Chicago, IL
George F. Russell, Jr.	Jacobs Levy Equity Management, Inc., Florham Park, NJ
PanAgora Asset Management Inc, Boston, MA
Officers	Schneider Capital Management Corporation, Wayne, PA
Sandra Cavanaugh, President and Chief Executive Officer	Suffolk Capital Management, LLC, New York, NY
Cheryl Wichers, Chief Compliance Officer
Jeffrey T. Hussey, Chief Investment Officer	Russell U.S. Large Cap Equity Fund
Mark E. Swanson, Treasurer and Chief Accounting Officer	Ceredex Value Advisors LLC, Orlando, FL
Mary Beth R. Albaneze, Secretary	Columbus Circle Investors, Stamford, CT
Institutional Capital LLC, Chicago, IL
Adviser	Jacobs Levy Equity Management Inc, Florham Park, NJ
Russell Investment Management Company	Sustainable Growth Advisers, LP, Stamford, CT
1301 Second Avenue
Seattle, WA 98101	Russell U.S. Mid Cap Equity Fund
Arbor Capital Management, LLC, Minneapolis, MN
Administrator and Transfer and Dividend Disbursing	Ceredex Value Advisors LLC, Orlando, FL
Agent	Jacobs Levy Equity Management Inc, Florham Park, NJ
Russell Fund Services Company	Russell U.S. Small Cap Equity Fund
1301 Second Avenue	Cardinal Capital Management, L.L.C., Greenwich, CT
Seattle, WA 98101	Chartwell Investment Partners, Berwyn, PA
Custodian	Copeland Capital Management, LLC, Conshohocken, PA
State Street Bank and Trust Company	DePrince, Race & Zollo, Inc., Winter Park, FL
1 Iron Street	EAM Investors, LLC, Cardiff by the Sea, CA
Boston, MA 02210	Falcon Point Capital, LLC, San Francisco, CA
Office of Shareholder Inquiries	Jacobs Levy Equity Management Inc, Florham Park, NJ
1301 Second Avenue	Netols Asset Management, Inc., Mequon, WI
Seattle, WA 98101	Next Century Growth Investors, LLC, Minneapolis, MN
(800) 787-7354	PENN Capital Management Company, Inc., Philadelphia, PA
Legal Counsel	Signia Capital Management, LLC, Spokane, WA
Dechert LLP	Russell International Developed Markets Fund
One International Place, 40th Floor	AQR Capital Management, LLC, Greenwich, CT
100 Oliver Street	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Boston, MA 02110	Driehaus Capital Management LLC, Chicago, IL
MFS Institutional Advisors Inc., Boston, MA
Distributor	Numeric Investors LLC, Boston, MA
Russell Financial Services, Inc.	Pzena Investment Management, LLC, New York, NY
1301 Second Avenue	William Blair & Company, LLC, Chicago, IL
Seattle, WA 98101

Money Managers as of April 30, 2014	Russell Harris Global Associates Equity L.P., Chicago, IL Fund
Russell U.S. Core Equity Fund	MFS Institutional Advisors Inc., Boston, MA
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX	Polaris Capital Management, LLC, Boston, MA
Columbus Circle Investors, Stamford, CT	Sanders Capital, LLC, New York, NY
Institutional Capital LLC, Chicago, IL	Wellington Management Company, LLP, Boston, MA
Jacobs Levy Equity Management, Inc., Florham Park, NJ	Russell Emerging Markets Fund
Schneider Capital Management Corporation, Wayne, PA	AllianceBernstein L.P., New York, NY
Suffolk Capital Management, LLC, New York, NY	Delaware Management Company, a Series of Delaware
Sustainable Growth Advisers, LP, Stamford, CT	Management Business Trust, Philadelphia, PA
Genesis Asset Managers, LLP, Guernsey, Channel Islands
Russell U.S. Defensive Equity Fund	Harding Loevner LP, Bridgewater, NJ
INTECH Investment Management LLC, West PalmBeach, FL	Numeric Investors LLC, Boston, MA
J.P. Morgan Investment Management Inc., New York, NY	Oaktree Capital Management, L.P., Los Angeles, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ	UBS Global Asset Management (Americas) Inc., Chicago, IL
PanAgora Asset Management Inc, Boston, MA	Westwood Management Corporation, Dallas, TX

606 Adviser, Money Managers and Service Providers

Russell Funds

Russell Investment Company

1301 Second Avenue, Seattle, Washington 98101 (800) 787-7354

Russell Tax-Managed U.S. Large Cap Fund	Russell Commodity Strategies Fund
Armstrong Shaw Associates Inc., New Canaan, CT	CoreCommodity Management, LLC, Stamford, CT
J.P. Morgan Investment Management Inc., New York, NY	Credit Suisse Asset Management, LLC, New York, NY
MarVista Investment Partners, LLC, Los Angeles, CA	Goldman Sachs Asset Management, L.P., New York, NY
NWQ Investment Management Company, LLC,	Russell Global Infrastructure Fund
Los Angeles, CA	Cohen & Steers Capital Management, Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford CT	Colonial First State Asset Management (Australia) Limited,
Russell Tax-Managed U.S. Mid & Small Cap Fund	Sydney, Australia
Chartwell Investment Partners, Berwyn, PA	Lazard Asset Management LLC, New York, NY
Luther King Capital Management Corporation, Fort Worth,	Nuveen Asset Management, LLC, Chicago, IL
TX 76102	Russell Global Real Estate Securities Fund
Netols Asset Management Inc., Mequon, WI	AEW Capital Management LP, Boston, MA
Parametric Portfolio Associates LLC, Seattle, WA	Cohen & Steers Capital Management, Inc., New York, NY
Summit Creek Advisors LLC, Minneapolis, MN	INVESCO Advisers, Inc. which acts as a money manager
Russell Global Opportunistic Credit Fund	to the Fund through its INVESCO Real Estate Division,
DDJ Capital Management LLC, Waltham, MA	Dallas, TX
Lazard Asset Management LLC, New York, NY	Russell Multi-Strategy Alternative Fund
Oaktree Capital Management, L.P., Los Angeles, CA	2100 XENON Group, LLC, Chicago, IL
Stone Harbor Investment Partners LP, New York, NY	Amundi Investments USA, LLC, New York, NY
THL Credit Advisors LLC, Boston, MA	AQR Capital Management, LLC, Greenwich, CT
Russell Strategic Bond Fund	Brigade Capital Management, LLC, New York, NY
Brookfield Investment Management Inc., New York, NY	DCI, LLC, San Francisco, CA
Colchester Global Investors Limited, London, United	Galtera N.A./Galtere Ltd., New York, NY
Kingdom	Lazard Asset Management LLC, New York, NY
Logan Circle Partners, L.P., Philadelphia, PA	Levin Capital Strategies, L.P., New York, NY
Macro Currency Group — an investment group within	Omega Advisors, Inc., New York, NY
Principal Global Investors LLC, Des Moines, IA*	Pacific Investment Management Company LLC, Newport
Metropolitan West Asset Management, LLC, Los Angeles, CA	Beach, CA
Pacific Investment Management Company LLC,	TWC/Scoggin LLC, Los Angeles, CA
Newport Beach, CA	The Cambridge Strategy (Asset Mgmt) Limited, London,
Wellington Management Company, LLP, Boston, MA	United Kingdom
Russell Investment Grade Bond Fund	*Principal Global Investors LLC is the asset management arm of the Principal
Logan Circle Partners, L.P., Philadelphia, PA	Financial Group® (The Principal®), which includes various member com-
Macro Currency Group — an investment group within	panies including Principal Global Investors, LLC, Principal Global Investors
Principal Global Investors LLC, Des Moines, IA*	(Europe) Limited, and others. The Macro Currency Group is the specialist
Metropolitan West Asset Management, LLC, Los Angeles, CA	currency investment group within Principal Global Investors. Where used
Neuberger Berman Fixed Income LLC, Chicago, IL	herein, Macro Currency Group means Principal Global Investors, LLC.
Pacific Investment Management Company LLC,	Note: Russell Strategic Call Overwriting Fund is directly managed by RIMCo.
Newport Beach, CA	This report is prepared from the books and records of the Funds
Russell Short Duration Bond Fund	and is submitted for the general information of shareholders and
Logan Circle Partners, L.P., Philadelphia, PA	is not authorized for distribution to prospective investors unless
Pacific Investment Management Company LLC,	accompanied or preceded by an effective Prospectus. Nothing
Newport Beach, CA
Wellington Management Company, LLP, Boston, MA	herein contained is to be considered an offer of sale or a solicitation
Russell Tax Exempt Bond Fund	of an offer to buy shares of Russell Investment Company. Such
AllianceBernstein L.P., New York, NY	offering is made only by Prospectus, which includes details as to
MacKay Shields LLC, New York, NY	offering price and other material information.

Adviser, Money Managers and Service Providers 607

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495

www.	russell.com

2014 SEMI-ANNUAL REPORT

LifePoints® Funds

APRIL 30, 2014

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R2, R3, S
Moderate Strategy Fund	A, C, E, R1, R2, R3, S
Balanced Strategy Fund	A, C, E, R1, R2, R3, S
Growth Strategy Fund	A, C, E, R1, R2, R3, S
Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S
2015 Strategy Fund	R1, R2, R3
2020 Strategy Fund	A, E, R1, R2, R3, S
2025 Strategy Fund	R1, R2, R3
2030 Strategy Fund	A, E, R1, R2, R3, S
2035 Strategy Fund	R1, R2, R3
2040 Strategy Fund	A, E, R1, R2, R3, S
2045 Strategy Fund	R1, R2, R3
2050 Strategy Fund	R1, R2, R3
2055 Strategy Fund	R1, R2, R3
In Retirement Fund	A, R1, R2, R3

Russell Investment
Company

Russell Investment Company is a
series investment company with
37 different investment portfolios
referred to as Funds. These
financial statements report on 15 of
these Funds.

Russell Investment Company LifePoints® Funds

Semi-annual Report

April 30, 2014 (Unaudited)

Table of Contents

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company Conservative Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,023.10	$1,022.02
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$2.81	$2.81

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half year
Performance” provides information about actual account values	period). May reflect amounts waived, reimbursed and/or other credits. Without
and actual expenses. You may use the information in this column,	any waivers, reimbursements and/or other credits, expenses would have been
together with the amount you invested, to estimate the expenses	higher.
that you paid over the period. Simply divide your account value by			Hypothetical
$1,000 (for example, an $8,600 account value divided by $1,000			Performance (5%
		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
in the row entitled “Expenses Paid During Period” to estimate	Beginning Account Value
the expenses you paid on your account during this period.	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
Hypothetical Example for Comparison Purposes	April 30, 2014	$1,020.30	$1,018.30
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$6.56	$6.56
Performance (5% return before expenses)” provides information
* Expenses are equal to the Fund's annualized expense ratio of 1.31%
about hypothetical account values and hypothetical expenses	(representing the six month period annualized), multiplied by the average
based on the Fund’s actual expense ratio and an assumed rate of	account value over the period, multiplied by 181/365 (to reflect the one-half year
return of 5% per year before expenses, which is not the Fund’s	period). May reflect amounts waived, reimbursed and/or other credits. Without
actual return. The hypothetical account values and expenses	any waivers, reimbursements and/or other credits, expenses would have been higher.
may not be used to estimate the actual ending account balance or
expenses you paid for the period. You may use this information			Hypothetical
to compare the ongoing costs of investing in the Fund and other			Performance (5%
		Actual	return before
funds. To do so, compare this 5% hypothetical example with the	Class E	Performance	expenses)
5% hypothetical examples that appear in the shareholder reports	Beginning Account Value
of other funds.	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
	April 30, 2014	$1,023.90	$1,022.02
	Expenses Paid During Period*	$2.81	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Conservative Strategy Fund 3

Russell Investment Company Conservative Strategy Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class R1	Performance	expenses)	Class S	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2014	$1,025.90	$1,023.95	April 30, 2014	$1,025.20	$1,023.26
Expenses Paid During Period*	$0.85	$0.85	Expenses Paid During Period*	$1.56	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.17%			* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half year			account value over the period, multiplied by 181/365 (to reflect the one-half year
period). May reflect amounts waived, reimbursed and/or other credits. Without			period). May reflect amounts waived, reimbursed and/or other credits. Without
any waivers, reimbursements and/or other credits, expenses would have been			any waivers, reimbursements and/or other credits, expenses would have been
higher.			higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R2	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,024.60	$1,022.71
Expenses Paid During Period*	$2.11	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R3	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,023.20	$1,021.47
Expenses Paid During Period*	$3.36	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

4 Conservative Strategy Fund

Russell Investment Company Conservative Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
	Shares	$		Shares	$
Investments 100.0%			Russell Investment Grade Bond Fund	3,171,720	70,222
Other Russell Investment			Russell Short Duration Bond Fund	7,219,944	140,283
Company Series Mutual Funds -			Russell Strategic Bond Fund	14,277,749	156,627
Class Y Shares					388,752

Alternative - 9.0%			International Equities - 10.0%
			Russell Emerging Markets Fund	444,961	8,027
Russell Commodity Strategies Fund	894,327	8,049	Russell Global Equity Fund	2,119,005	24,348
Russell Global Infrastructure Fund	1,699,715	21,654	Russell International Developed Markets
Russell Global Real Estate Securities			Fund	579,675	21,674
Fund	210,634	8,124			54,049
Russell Multi-Strategy Alternative Fund	1,067,191	10,800
		48,627
			Total Investments 100.0%
Domestic Equities - 9.0%			(identified cost $479,014)		540,030
Russell U.S. Core Equity Fund	333,539	13,512
Russell U.S. Defensive Equity Fund	502,692	21,686	Other Assets and Liabilities,
Russell U.S. Dynamic Equity Fund	684,295	8,102	Net - (0.0%)		(216)
Russell U.S. Small Cap Equity Fund	175,398	5,302
		48,602	Net Assets - 100.0%		539,814

Fixed Income - 72.0%
Russell Global Opportunistic Credit Fund	2,130,022	21,620

Presentation of Portfolio Holdings

	% of Net
Categories	Assets
Alternative		9.0
Domestic Equities		9.0
Fixed Income		72.0
International Equities		10.0
Total Investments		100.0
Other Assets and Liabilities, Net		(—*)
		100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 5

Russell Investment Company Conservative Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$479,014
Investments, at fair value	540,030
Receivables:
Investments sold	42
Fund shares sold	422
Prepaid expenses	35
Total assets	540,529
Liabilities
Payables:
Fund shares redeemed	337
Accrued fees to affiliates	329
Other accrued expenses	49
Total liabilities	715
Net Assets	$539,814
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(358)
Accumulated net realized gain (loss)	3,085
Unrealized appreciation (depreciation) on investments	61,016
Shares of beneficial interest	490
Additional paid-in capital	475,581
Net Assets	$539,814
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.03
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.70
Class A — Net assets	$125,723,153
Class A — Shares outstanding ($.01 par value)	11,393,335
Net asset value per share: Class C(#)	$10.94
Class C — Net assets	$212,543,164
Class C — Shares outstanding ($.01 par value)	19,427,352
Net asset value per share: Class E(#)	$11.08
Class E — Net assets	$21,655,500
Class E — Shares outstanding ($.01 par value)	1,954,719
Net asset value per share: Class R1(#)	$11.10
Class R1 — Net assets	$37,084,856
Class R1 — Shares outstanding ($.01 par value)	3,341,046
Net asset value per share: Class R2(#)	$11.05
Class R2 — Net assets	$26,877,292
Class R2 — Shares outstanding ($.01 par value)	2,432,875
Net asset value per share: Class R3(#)	$11.12
Class R3 — Net assets	$32,612,041
Class R3 — Shares outstanding ($.01 par value)	2,932,772
Net asset value per share: Class S(#)	$11.11
Class S — Net assets	$83,317,782
Class S — Shares outstanding ($.01 par value)	7,500,939
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

6 Conservative Strategy Fund

Russell Investment Company Conservative Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$5,670

Expenses
Advisory fees	557
Administrative fees	133
Custodian fees	16
Distribution fees - Class A	162
Distribution fees - Class C	811
Distribution fees - Class R3	46
Transfer agent fees - Class A	130
Transfer agent fees - Class C	216
Transfer agent fees - Class E	22
Transfer agent fees - Class R1	40
Transfer agent fees - Class R2	31
Transfer agent fees - Class R3	36
Transfer agent fees - Class S	82
Professional fees	22
Registration fees	58
Shareholder servicing fees - Class C	270
Shareholder servicing fees - Class E	27
Shareholder servicing fees - Class R2	39
Shareholder servicing fees - Class R3	46
Trustees’ fees	8
Printing fees	28
Miscellaneous	5
Expenses before reductions	2,785
Expense reductions	(589)
Net expenses	2,196
Net investment income (loss)	3,474

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,385
Capital gain distributions from Underlying Funds	2,613
Net realized gain (loss)	6,998
Net change in unrealized appreciation (depreciation) on investments	1,821
Net realized and unrealized gain (loss)	8,819
Net Increase (Decrease) in Net Assets from Operations	$12,293

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 7

Russell Investment Company

Conservative Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,474	$15,142
Net realized gain (loss)	6,998	11,611
Net change in unrealized appreciation (depreciation)	1,821	(7,452)
Net increase (decrease) in net assets from operations	12,293	19,301
Distributions
From net investment income
Class A	(1,085)	(3,543)
Class C	(999)	(4,440)
Class E	(181)	(862)
Class R1	(415)	(1,188)
Class R2	(276)	(1,172)
Class R3	(286)	(1,400)
Class S	(761)	(2,428)
From net realized gain
Class A	(2,625)	(267)
Class C	(4,394)	(441)
Class E	(433)	(68)
Class R1	(819)	(74)
Class R2	(641)	(88)
Class R3	(767)	(116)
Class S	(1,563)	(170)
Net decrease in net assets from distributions	(15,245)	(16,257)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(48,493)	(58,302)

Total Net Increase (Decrease) in Net Assets	(51,445)	(55,258)

Net Assets
Beginning of period	591,259	646,517
End of period	$539,814	$591,259
Undistributed (overdistributed) net investment income included in net assets	$(358)	$171

See accompanying notes which are an integral part of the financial statements.

8 Conservative Strategy Fund

Russell Investment Company Conservative Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	605	$6,642	3,514	$38,659
Proceeds from reinvestment of distributions	339	3,668	339	3,693
Payments for shares redeemed	(1,855)	(20,333)	(3,635)	(39,917)
Net increase (decrease)	(911)	(10,023)	218	2,435
Class C
Proceeds from shares sold	1,768	19,216	6,987	76,283
Proceeds from reinvestment of distributions	496	5,324	441	4,775
Payments for shares redeemed	(3,488)	(37,889)	(7,801)	(84,914)
Net increase (decrease)	(1,224)	(13,349)	(373)	(3,856)
Class E
Proceeds from shares sold	225	2,477	913	10,059
Proceeds from reinvestment of distributions	56	612	83	912
Payments for shares redeemed	(499)	(5,508)	(2,366)	(26,053)
Net increase (decrease)	(218)	(2,419)	(1,370)	(15,082)
Class R1
Proceeds from shares sold	404	4,456	2,233	24,625
Proceeds from reinvestment of distributions	113	1,234	115	1,262
Payments for shares redeemed	(1,045)	(11,498)	(2,138)	(23,609)
Net increase (decrease)	(528)	(5,808)	210	2,278
Class R2
Proceeds from shares sold	513	5,631	1,700	18,716
Proceeds from reinvestment of distributions	85	917	116	1,260
Payments for shares redeemed	(1,357)	(14,917)	(2,633)	(28,845)
Net increase (decrease)	(759)	(8,369)	(817)	(8,869)
Class R3
Proceeds from shares sold	314	3,480	1,020	11,270
Proceeds from reinvestment of distributions	97	1,053	138	1,516
Payments for shares redeemed	(1,268)	(13,996)	(3,126)	(34,498)
Net increase (decrease)	(857)	(9,463)	(1,968)	(21,712)
Class S
Proceeds from shares sold	1,633	17,968	4,804	52,939
Proceeds from reinvestment of distributions	211	2,296	230	2,517
Payments for shares redeemed	(1,753)	(19,326)	(6,241)	(68,952)
Net increase (decrease)	91	938	(1,207)	(13,496)
Total increase (decrease)	(4,406)	$(48,493)	(5,307)	$(58,302)

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 9

Russell Investment Company

Conservative Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	11.09	.08	.17	.25	(.09)	(.22)
October 31, 2013	11.02	.28	.08	.36	(.27)	(.02)
October 31, 2012	10.53	.24	.50	.74	(.25)	—
October 31, 2011	10.71	.39	(.19)	.20	(.38)	—
October 31, 2010	9.79	.28	.93	1.21	(.29)	—
October 31, 2009	8.79	.35	1.11	1.46	(.41)	(.05)

Class C
April 30, 2014*	10.99	.04	.18	.22	(.05)	(.22)
October 31, 2013	10.94	.19	.09	.28	(.21)	(.02)
October 31, 2012	10.46	.16	.49	.65	(.17)	—
October 31, 2011	10.64	.31	(.17)	.14	(.32)	—
October 31, 2010	9.75	.20	.90	1.10	(.21)	—
October 31, 2009	8.75	.28	1.12	1.40	(.35)	(.05)

Class E
April 30, 2014*	11.13	.08	.18	.26	(.09)	(.22)
October 31, 2013	11.05	.30	.07	.37	(.27)	(.02)
October 31, 2012	10.56	.25	.49	.74	(.25)	—
October 31, 2011	10.73	.47	(.26)	.21	(.38)	—
October 31, 2010	9.82	.28	.92	1.20	(.29)	—
October 31, 2009	8.81	.35	1.12	1.47	(.41)	(.05)

Class R1
April 30, 2014*	11.15	.10	.18	.28	(.11)	(.22)
October 31, 2013	11.08	.31	.10	.41	(.32)	(.02)
October 31, 2012	10.59	.28	.51	.79	(.30)	—
October 31, 2011	10.76	.40	(.14)	.26	(.43)	—
October 31, 2010	9.85	.29	.93	1.22	(.31)	—
October 31, 2009	8.83	.36	1.15	1.51	(.44)	(.05)

Class R2
April 30, 2014*	11.10	.09	.18	.27	(.10)	(.22)
October 31, 2013	11.03	.32	.06	.38	(.29)	(.02)
October 31, 2012	10.54	.27	.49	.76	(.27)	—
October 31, 2011	10.72	.30	(.07)	.23	(.41)	—
October 31, 2010	9.81	.28	.92	1.20	(.29)	—
October 31, 2009	8.80	.35	1.12	1.47	(.41)	(.05)

Class R3
April 30, 2014*	11.17	.08	.17	.25	(.08)	(.22)
October 31, 2013	11.09	.30	.06	.36	(.26)	(.02)
October 31, 2012	10.60	.28	.44	.72	(.23)	—
October 31, 2011	10.77	.41	(.20)	.21	(.38)	—
October 31, 2010	9.85	.26	.92	1.18	(.26)	—
October 31, 2009	8.84	.33	1.12	1.45	(.39)	(.05)

Class S
April 30, 2014*	11.16	.09	.18	.27	(.10)	(.22)
October 31, 2013	11.09	.31	.08	.39	(.30)	(.02)
October 31, 2012	10.60	.28	.49	.77	(.28)	—
October 31, 2011	10.77	.44	(.20)	.24	(.41)	—
October 31, 2010	9.85	.30	.93	1.23	(.31)	—
October 31, 2009	8.84	.38	1.11	1.49	(.43)	(.05)

See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.31)	11.03	2.31	125,723.75		.56	.73	19
(.29)	11.09	3.35	136,433.73		.57	2.55	21
(.25)	11.02	7.15	133,172.72		.56	2.28	22
(.38)	10.53	1.98	110,375.74		.55	3.55	19
(.29)	10.71	12.55	103,561.73		.54	2.74	38
(.46)	9.79	17.41		74,240.73	.50	3.93	17

(.27)	10.94	2.03	212,543	1.50	1.31	.36	19
(.23)	10.99	2.61	227,048	1.48	1.32	1.76	21
(.17)	10.94	6.28	230,038	1.47	1.31	1.51	22
(.32)	10.46	1.33	191,953	1.49	1.30	2.83	19
(.21)	10.64	11.48	174,211	1.48	1.29	1.95	38
(.40)	9.75	16.66	116,776	1.48	1.25	3.16	17

(.31)	11.08	2.39		21,656.75	.56	.73	19
(.29)	11.13	3.40		24,180.74	.57	2.75	21
(.25)	11.05	7.11		39,156.72	.56	2.32	22
(.38)	10.56	2.01		42,668.74	.55	4.21	19
(.29)	10.73	12.39		89,672.72	.54	2.77	38
(.46)	9.82	17.48		77,702.73	.50	3.92	17

(.33)	11.10	2.59		37,085.50	.17	.94	19
(.34)	11.15	3.79		43,145.48	.17	2.81	21
(.30)	11.08	7.57		40,536.47	.14	2.59	22
(.43)	10.59	2.51		29,187.49	.12	3.66	19
(.31)	10.76	12.64		18,008.48	.27	2.83	38
(.49)	9.85	17.85		7,662.48	.25	4.02	17

(.32)	11.05	2.46		26,877.75	.42	.81	19
(.31)	11.10	3.51		35,427.73	.42	2.95	21
(.27)	11.03	7.32		44,214.72	.39	2.51	22
(.41)	10.54	2.19		40,304.74	.37	2.74	19
(.29)	10.72	12.43		8,458.73	.52	2.69	38
(.46)	9.81	17.44		4,571.74	.50	3.97	17

(.30)	11.12	2.32	32,612	1.00	.67	.71	19
(.28)	11.17	3.30		42,335.98	.67	2.76	21
(.23)	11.09	6.91		63,878.98	.64	2.60	22
(.38)	10.60	1.99	183,681.99		.62	3.66	19
(.26)	10.77	12.18	209,751.97		.77	2.52	38
(.44)	9.85	17.13	175,502.98		.75	3.68	17

(.32)	11.11	2.52		83,318.50	.31	.84	19
(.32)	11.16	3.59		82,691.48	.32	2.82	21
(.28)	11.09	7.37		95,523.47	.31	2.61	22
(.41)	10.60	2.32		92,126.49	.30	4.00	19
(.31)	10.77	12.73		93,182.47	.29	2.93	38
(.48)	9.85	17.71		67,653.48	.25	4.18	17

				See accompanying notes which are an integral part of the financial statements.
						Conservative Strategy Fund 11

Russell Investment Company Moderate Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,031.20	$1,022.02
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$2.82	$2.81

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half year
Performance” provides information about actual account values	period). May reflect amounts waived, reimbursed and/or other credits. Without
and actual expenses. You may use the information in this column,	any waivers, reimbursements and/or other credits, expenses would have been
together with the amount you invested, to estimate the expenses	higher.
that you paid over the period. Simply divide your account value by			Hypothetical
$1,000 (for example, an $8,600 account value divided by $1,000			Performance (5%
		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
in the row entitled “Expenses Paid During Period” to estimate	Beginning Account Value
the expenses you paid on your account during this period.	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
Hypothetical Example for Comparison Purposes	April 30, 2014	$1,027.60	$1,018.30
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$6.59	$6.56
Performance (5% return before expenses)” provides information
* Expenses are equal to the Fund's annualized expense ratio of 1.31%
about hypothetical account values and hypothetical expenses	(representing the six month period annualized), multiplied by the average
based on the Fund’s actual expense ratio and an assumed rate of	account value over the period, multiplied by 181/365 (to reflect the one-half year
return of 5% per year before expenses, which is not the Fund’s	period). May reflect amounts waived, reimbursed and/or other credits. Without
actual return. The hypothetical account values and expenses	any waivers, reimbursements and/or other credits, expenses would have been higher.
may not be used to estimate the actual ending account balance or
expenses you paid for the period. You may use this information			Hypothetical
to compare the ongoing costs of investing in the Fund and other			Performance (5%
		Actual	return before
funds. To do so, compare this 5% hypothetical example with the	Class E	Performance	expenses)
5% hypothetical examples that appear in the shareholder reports	Beginning Account Value
of other funds.	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
	April 30, 2014	$1,031.20	$1,022.02
	Expenses Paid During Period*	$2.82	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

12 Moderate Strategy Fund

Russell Investment Company Moderate Strategy Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class R1	Performance	expenses)	Class S	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2014	$1,033.20	$1,023.95	April 30, 2014	$1,032.40	$1,023.26
Expenses Paid During Period*	$0.86	$0.85	Expenses Paid During Period*	$1.56	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.17%			* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half year			account value over the period, multiplied by 181/365 (to reflect the one-half year
period). May reflect amounts waived, reimbursed and/or other credits. Without			period). May reflect amounts waived, reimbursed and/or other credits. Without
any waivers, reimbursements and/or other credits, expenses would have been			any waivers, reimbursements and/or other credits, expenses would have been
higher.			higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R2	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,031.90	$1,022.71
Expenses Paid During Period*	$2.12	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R3	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,031.30	$1,021.47
Expenses Paid During Period*	$3.37	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Moderate Strategy Fund 13

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
	Shares	$		Shares	$

Investments 100.0%			Fixed Income - 55.0%
Other Russell Investment			Russell Global Opportunistic Credit Fund	3,500,456	35,529
Company Series Mutual Funds -			Russell Investment Grade Bond Fund	7,220,128	159,854
Class Y Shares			Russell Strategic Bond Fund	26,712,241	293,033

Alternative - 12.5%					488,416
Russell Commodity Strategies Fund	2,215,262	19,938	International Equities - 18.0%
Russell Global Infrastructure Fund	3,494,842	44,524	Russell Emerging Markets Fund	1,594,157	28,759
Russell Global Real Estate Securities			Russell Global Equity Fund	5,224,650	60,031
Fund	519,934	20,054	Russell International Developed Markets
Russell Multi-Strategy Alternative Fund	2,631,929	26,635	Fund	1,907,308	71,314
		111,151			160,104

Domestic Equities - 14.5%
Russell U.S. Core Equity Fund	1,094,821	44,351	Total Investments 100.0%
Russell U.S. Defensive Equity Fund	1,137,472	49,071	(identified cost $758,218)		888,323
Russell U.S. Dynamic Equity Fund	1,496,488	17,718
Russell U.S. Small Cap Equity Fund	579,282	17,512	Other Assets and Liabilities,
		128,652	Net - 0.0%		26

			Net Assets - 100.0%		888,349

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	12.5
Domestic Equities	14.5
Fixed Income	55.0
International Equities	18.0
Total Investments	100.0
Other Assets and Liabilities, Net	—*
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

14 Moderate Strategy Fund

Russell Investment Company

Moderate Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$758,218
Investments, at fair value	888,323
Receivables:
Fund shares sold	2,386
Prepaid expenses	39
Total assets	890,748
Liabilities
Payables:
Investments purchased	1,098
Fund shares redeemed	721
Accrued fees to affiliates	522
Other accrued expenses	58
Total liabilities	2,399
Net Assets	$888,349
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(559)
Accumulated net realized gain (loss)	(12,931)
Unrealized appreciation (depreciation) on investments	130,105
Shares of beneficial interest	753
Additional paid-in capital	770,981
Net Assets	$888,349
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.82
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.54
Class A — Net assets	$231,895,712
Class A — Shares outstanding ($.01 par value)	19,625,581
Net asset value per share: Class C(#)	$11.72
Class C — Net assets	$306,653,400
Class C — Shares outstanding ($.01 par value)	26,172,705
Net asset value per share: Class E(#)	$11.84
Class E — Net assets	$42,547,890
Class E — Shares outstanding ($.01 par value)	3,594,782
Net asset value per share: Class R1(#)	$11.86
Class R1 — Net assets	$54,507,258
Class R1 — Shares outstanding ($.01 par value)	4,593,993
Net asset value per share: Class R2(#)	$11.83
Class R2 — Net assets	$55,926,986
Class R2 — Shares outstanding ($.01 par value)	4,727,761
Net asset value per share: Class R3(#)	$11.88
Class R3 — Net assets	$45,585,208
Class R3 — Shares outstanding ($.01 par value)	3,838,198
Net asset value per share: Class S(#)	$11.86
Class S — Net assets	$151,232,974
Class S — Shares outstanding ($.01 par value)	12,751,380
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 15

Russell Investment Company

Moderate Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$12,032

Expenses
Advisory fees	908
Administrative fees	217
Custodian fees	16
Distribution fees - Class A	288
Distribution fees - Class C	1,156
Distribution fees - Class R3	63
Transfer agent fees - Class A	230
Transfer agent fees - Class C	308
Transfer agent fees - Class E	44
Transfer agent fees - Class R1	61
Transfer agent fees - Class R2	62
Transfer agent fees - Class R3	50
Transfer agent fees - Class S	153
Professional fees	26
Registration fees	60
Shareholder servicing fees - Class C	385
Shareholder servicing fees - Class E	55
Shareholder servicing fees - Class R2	78
Shareholder servicing fees - Class R3	63
Trustees’ fees	12
Printing fees	36
Miscellaneous	8
Expenses before reductions	4,279
Expense reductions	(893)
Net expenses	3,386
Net investment income (loss)	8,646

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	8,041
Capital gain distributions from Underlying Funds	7,206
Net realized gain (loss)	15,247
Net change in unrealized appreciation (depreciation) on investments	3,142
Net realized and unrealized gain (loss)	18,389
Net Increase (Decrease) in Net Assets from Operations	$27,035

See accompanying notes which are an integral part of the financial statements.

16 Moderate Strategy Fund

Russell Investment Company

Moderate Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,646	$22,046
Net realized gain (loss)	15,247	27,212
Net change in unrealized appreciation (depreciation)	3,142	17,060
Net increase (decrease) in net assets from operations	27,035	66,318
Distributions
From net investment income
Class A	(2,584)	(5,368)
Class C	(2,322)	(5,597)
Class E	(500)	(1,625)
Class R1	(822)	(1,818)
Class R2	(725)	(1,715)
Class R3	(553)	(1,812)
Class S	(1,917)	(3,968)
Net decrease in net assets from distributions	(9,423)	(21,903)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(79,429)	(97,378)

Total Net Increase (Decrease) in Net Assets	(61,817)	(52,963)

Net Assets
Beginning of period	950,166	1,003,129
End of period	$888,349	$950,166
Undistributed (overdistributed) net investment income included in net assets	$(559)	$218

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 17

Russell Investment Company Moderate Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,485	$17,257	3,981	$44,691
Proceeds from reinvestment of distributions	221	2,557	480	5,304
Payments for shares redeemed	(2,423)	(28,145)	(5,128)	(57,660)
Net increase (decrease)	(717)	(8,331)	(667)	(7,665)
Class C
Proceeds from shares sold	2,388	27,560	6,652	74,250
Proceeds from reinvestment of distributions	200	2,293	504	5,520
Payments for shares redeemed	(4,105)	(47,336)	(8,065)	(90,126)
Net increase (decrease)	(1,517)	(17,483)	(909)	(10,356)
Class E
Proceeds from shares sold	552	6,418	1,449	16,283
Proceeds from reinvestment of distributions	43	499	146	1,611
Payments for shares redeemed	(1,061)	(12,322)	(4,235)	(47,719)
Net increase (decrease)	(466)	(5,405)	(2,640)	(29,825)
Class R1
Proceeds from shares sold	500	5,849	2,534	28,553
Proceeds from reinvestment of distributions	71	822	164	1,818
Payments for shares redeemed	(1,932)	(22,505)	(2,759)	(31,147)
Net increase (decrease)	(1,361)	(15,834)	(61)	(776)
Class R2
Proceeds from shares sold	477	5,561	1,875	21,116
Proceeds from reinvestment of distributions	62	725	155	1,715
Payments for shares redeemed	(1,617)	(18,907)	(2,817)	(31,704)
Net increase (decrease)	(1,078)	(12,621)	(787)	(8,873)
Class R3
Proceeds from shares sold	370	4,317	1,281	14,486
Proceeds from reinvestment of distributions	48	553	163	1,812
Payments for shares redeemed	(1,543)	(18,004)	(4,284)	(48,372)
Net increase (decrease)	(1,125)	(13,134)	(2,840)	(32,074)
Class S
Proceeds from shares sold	2,285	26,640	5,238	59,110
Proceeds from reinvestment of distributions	162	1,884	354	3,918
Payments for shares redeemed	(3,011)	(35,145)	(6,273)	(70,837)
Net increase (decrease)	(564)	(6,621)	(681)	(7,809)
Total increase (decrease)	(6,828)	$(79,429)	(8,585)	$(97,378)

See accompanying notes which are an integral part of the financial statements.

18 Moderate Strategy Fund

Russell Investment Company

Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss) (a)	and Unrealized	Investment	from Net	from Net
	Period	(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	11.59	.12	.24	.36	(.13)	—
October 31, 2013	11.06	.26	.53	.79	(.26)	—
October 31, 2012	10.51	.24	.55	.79	(.24)	—
October 31, 2011	10.68	.38	(.18)	.20	(.37)	—
October 31, 2010	9.55	.25	1.14	1.39	(.26)	—
October 31, 2009	8.53	.28	1.21	1.49	(.36)	(.11)

Class C
April 30, 2014*	11.49	.07	.25	.32	(.09)	—
October 31, 2013	10.99	.18	.52	.70	(.20)	—
October 31, 2012	10.44	.16	.55	.71	(.16)	—
October 31, 2011	10.62	.28	(.15)	.13	(.31)	—
October 31, 2010	9.50	.17	1.13	1.30	(.18)	—
October 31, 2009	8.49	.22	1.19	1.41	(.29)	(.11)

Class E
April 30, 2014*	11.61	.12	.24	.36	(.13)	—
October 31, 2013	11.08	.29	.50	.79	(.26)	—
October 31, 2012	10.52	.23	.57	.80	(.24)	—
October 31, 2011	10.68	.45	(.24)	.21	(.37)	—
October 31, 2010	9.55	.26	1.13	1.39	(.26)	—
October 31, 2009	8.54	.28	1.20	1.48	(.36)	(.11)

Class R1
April 30, 2014*	11.63	.15	.23	.38	(.15)	—
October 31, 2013	11.11	.31	.51	.82	(.30)	—
October 31, 2012	10.56	.27	.57	.84	(.29)	—
October 31, 2011	10.72	.38	(.12)	.26	(.42)	—
October 31, 2010	9.59	.27	1.14	1.41	(.28)	—
October 31, 2009	8.56	.29	1.23	1.52	(.38)	(.11)

Class R2
April 30, 2014*	11.60	.13	.24	.37	(.14)	—
October 31, 2013	11.08	.29	.51	.80	(.28)	—
October 31, 2012	10.52	.26	.56	.82	(.26)	—
October 31, 2011	10.69	.23	—(h)	.23	(.40)	—
October 31, 2010	9.56	.25	1.14	1.39	(.26)	—
October 31, 2009	8.53	.29	1.20	1.49	(.35)	(.11)

Class R3
April 30, 2014*	11.64	.12	.24	.36	(.12)	—
October 31, 2013	11.12	.30	.47	.77	(.25)	—
October 31, 2012	10.56	.27	.51	.78	(.22)	—
October 31, 2011	10.72	.38	(.17)	.21	(.37)	—
October 31, 2010	9.59	.23	1.13	1.36	(.23)	—
October 31, 2009	8.56	.26	1.21	1.47	(.33)	(.11)

Class S
April 30, 2014*	11.63	.14	.23	.37	(.14)	—
October 31, 2013	11.11	.30	.51	.81	(.29)	—
October 31, 2012	10.55	.27	.56	.83	(.27)	—
October 31, 2011	10.72	.37	(.14)	.23	(.40)	—
October 31, 2010	9.58	.28	1.14	1.42	(.28)	—
October 31, 2009	8.56	.30	1.21	1.51	(.38)	(.11)

See accompanying notes which are an integral part of the financial statements.
19 Moderate Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets (b)(c)(e)	Turnover Rate(c)

(.13)	11.82	3.12	231,896.73		.56	1.02	9
(.26)	11.59	7.22	235,684.72		.57	2.35	13
(.24)	11.06	7.67	232,467.71		.56	2.21	23
(.37)	10.51	1.95	207,292.73		.55	3.53	15
(.26)	10.68	14.75	220,380.71		.54	2.51	48
(.47)	9.55	18.43	182,901.72		.51	3.34	17

(.09)	11.72	2.76	306,653	1.48	1.31	0.65	9
(.20)	11.49	6.42	318,120	1.47	1.32	1.60	13
(.16)	10.99	6.91	314,391	1.46	1.31	1.48	23
(.31)	10.44	1.20	288,055	1.48	1.30	2.66	15
(.18)	10.62	13.87	270,529	1.46	1.29	1.74	48
(.40)	9.50	17.54	221,669	1.46	1.26	2.59	17

(.13)	11.84	3.12	42,548.73		.56	1.05	9
(.26)	11.61	7.17	47,129.72		.57	2.56	13
(.24)	11.08	7.75	74,240.71		.56	2.14	23
(.37)	10.52	2.00	72,800.73		.55	4.21	15
(.26)	10.68	14.74	155,540.71		.54	2.54	48
(.47)	9.55	18.28	150,712.72		.51	3.36	17

(.15)	11.86	3.32	54,507.48		.17	1.27	9
(.30)	11.63	7.57	69,274.47		.17	2.71	13
(.29)	11.11	8.10	66,823.46		.14	2.48	23
(.42)	10.56	2.49	44,486.48		.12	3.55	15
(.28)	10.72	14.97	28,704.47		.27	2.64	48
(.49)	9.59	18.79	14,348.46		.26	3.28	17

(.14)	11.83	3.19	55,927.73		.42	1.13	9
(.28)	11.60	7.31	67,330.72		.42	2.56	13
(.26)	11.08	7.95	73,019.71		.39	2.38	23
(.40)	10.52	2.17	60,610.73		.37	2.14	15
(.26)	10.69	14.74	7,221.71		.52	2.50	48
(.46)	9.56	18.42	5,738.72		.51	3.51	17

(.12)	11.88	3.13	45,585.98		.67	1.03	9
(.25)	11.64	7.01	57,788.97		.67	2.63	13
(.22)	11.12	7.55	86,756.97		.64	2.56	23
(.37)	10.56	1.97	248,661.98		.62	3.51	15
(.23)	10.72	14.39	288,375.96		.77	2.32	48
(.44)	9.59	18.19	276,878.97		.76	3.09	17

(.14)	11.86	3.24	151,233.48		.31	1.16	9
(.29)	11.63	7.41	154,841.47		.32	2.63	13
(.27)	11.11	8.02	155,433.46		.31	2.52	23
(.40)	10.55	2.21	153,148.48		.30	3.49	15
(.28)	10.72	15.09	126,620.46		.29	2.77	48
(.49)	9.58	18.65	117,448.47		.26	3.54	17

			See accompanying notes which are an integral part of the financial statements.
						Moderate Strategy Fund 20

Russell Investment Company Balanced Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,038.70	$1,022.02
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$2.83	$2.81

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half year
Performance” provides information about actual account values	period). May reflect amounts waived, reimbursed and/or other credits. Without
and actual expenses. You may use the information in this column,	any waivers, reimbursements and/or other credits, expenses would have been
together with the amount you invested, to estimate the expenses	higher.
that you paid over the period. Simply divide your account value by			Hypothetical
$1,000 (for example, an $8,600 account value divided by $1,000			Performance (5%
		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
in the row entitled “Expenses Paid During Period” to estimate	Beginning Account Value
the expenses you paid on your account during this period.	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
Hypothetical Example for Comparison Purposes	April 30, 2014	$1,035.30	$1,018.30
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$6.61	$6.56
Performance (5% return before expenses)” provides information
* Expenses are equal to the Fund's annualized expense ratio of 1.31%
about hypothetical account values and hypothetical expenses	(representing the six month period annualized), multiplied by the average
based on the Fund’s actual expense ratio and an assumed rate of	account value over the period, multiplied by 181/365 (to reflect the one-half year
return of 5% per year before expenses, which is not the Fund’s	period). May reflect amounts waived, reimbursed and/or other credits. Without
actual return. The hypothetical account values and expenses	any waivers, reimbursements and/or other credits, expenses would have been higher.
may not be used to estimate the actual ending account balance or
expenses you paid for the period. You may use this information			Hypothetical
to compare the ongoing costs of investing in the Fund and other			Performance (5%
		Actual	return before
funds. To do so, compare this 5% hypothetical example with the	Class E	Performance	expenses)
5% hypothetical examples that appear in the shareholder reports	Beginning Account Value
of other funds.	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
	April 30, 2014	$1,038.50	$1,022.02
	Expenses Paid During Period*	$2.83	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Balanced Strategy Fund 21

Russell Investment Company Balanced Strategy Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class R1	Performance	expenses)	Class S	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2014	$1,040.40	$1,023.95	April 30, 2014	$1,039.70	$1,023.26
Expenses Paid During Period*	$0.86	$0.85	Expenses Paid During Period*	$1.57	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.17%			* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half year			account value over the period, multiplied by 181/365 (to reflect the one-half year
period). May reflect amounts waived, reimbursed and/or other credits. Without			period). May reflect amounts waived, reimbursed and/or other credits. Without
any waivers, reimbursements and/or other credits, expenses would have been			any waivers, reimbursements and/or other credits, expenses would have been
higher.			higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R2	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,039.30	$1,022.71
Expenses Paid During Period*	$2.12	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R3	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,038.70	$1,021.47
Expenses Paid During Period*	$3.39	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

22 Balanced Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
	Shares	$		Shares	$

Investments 100.0%			Fixed Income - 32.1%
Other Russell Investment			Russell Global Opportunistic Credit Fund	14,690,377	149,108
Company Series Mutual Funds -			Russell Strategic Bond Fund	95,085,062	1,043,083
Class Y Shares					1,192,191

Alternative - 12.0%			International Equities - 29.5%
Russell Commodity Strategies Fund	8,234,827	74,113	Russell Emerging Markets Fund	12,289,824	221,708
Russell Global Infrastructure Fund	14,666,310	186,849	Russell Global Equity Fund	35,683,256	410,001
Russell Global Real Estate Securities			Russell International Developed Markets
Fund	1,937,920	74,745	Fund	12,490,213	467,009
Russell Multi-Strategy Alternative Fund	11,023,775	111,561			1,098,718
		447,268

Domestic Equities - 26.4%			Total Investments 100.0%
Russell U.S. Core Equity Fund	7,354,450	297,929	(identified cost $3,246,561)		3,719,798
Russell U.S. Defensive Equity Fund	6,944,449	299,584
Russell U.S. Dynamic Equity Fund	18,797,911	222,567	Other Assets and Liabilities,
Russell U.S. Small Cap Equity Fund	5,343,744	161,541	Net - (0.0%)		(1,018)
		981,621
			Net Assets - 100.0%		3,718,780

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	12.0
Domestic Equities	26.4
Fixed Income	32.1
International Equities	29.5
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 23

Russell Investment Company

Balanced Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$3,246,561
Investments, at fair value	3,719,798
Receivables:
Investments sold	460
Fund shares sold	4,374
Prepaid expenses	57
Total assets	3,724,689
Liabilities
Payables:
Fund shares redeemed	3,506
Accrued fees to affiliates	2,216
Other accrued expenses	187
Total liabilities	5,909
Net Assets	$3,718,780
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(2,331)
Accumulated net realized gain (loss)	(73,352)
Unrealized appreciation (depreciation) on investments	473,237
Shares of beneficial interest	3,061
Additional paid-in capital	3,318,165
Net Assets	$3,718,780
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.16
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.90
Class A — Net assets	$ 1,086,155,960
Class A — Shares outstanding ($.01 par value)	89,294,322
Net asset value per share: Class C(#)	$12.03
Class C — Net assets	$ 1,281,991,807
Class C — Shares outstanding ($.01 par value)	106,571,592
Net asset value per share: Class E(#)	$12.21
Class E — Net assets	$77,174,182
Class E — Shares outstanding ($.01 par value)	6,319,295
Net asset value per share: Class R1(#)	$12.27
Class R1 — Net assets	$271,856,387
Class R1 — Shares outstanding ($.01 par value)	22,150,613
Net asset value per share: Class R2(#)	$12.19
Class R2 — Net assets	$238,393,041
Class R2 — Shares outstanding ($.01 par value)	19,557,876
Net asset value per share: Class R3(#)	$12.22
Class R3 — Net assets	$169,297,131
Class R3 — Shares outstanding ($.01 par value)	13,858,444
Net asset value per share: Class S(#)	$12.27
Class S — Net assets	$593,911,011
Class S — Shares outstanding ($.01 par value)	48,385,758
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

24 Balanced Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$67,457

Expenses
Advisory fees	3,774
Administrative fees	901
Custodian fees	16
Distribution fees - Class A	1,345
Distribution fees - Class C	4,787
Distribution fees - Class R3	232
Transfer agent fees - Class A	1,076
Transfer agent fees - Class C	1,276
Transfer agent fees - Class E	79
Transfer agent fees - Class R1	285
Transfer agent fees - Class R2	262
Transfer agent fees - Class R3	185
Transfer agent fees - Class S	611
Professional fees	63
Registration fees	94
Shareholder servicing fees - Class C	1,596
Shareholder servicing fees - Class E	99
Shareholder servicing fees - Class R2	327
Shareholder servicing fees - Class R3	232
Trustees’ fees	48
Printing fees	139
Miscellaneous	13
Expenses before reductions	17,440
Expense reductions	(3,435)
Net expenses	14,005
Net investment income (loss)	53,452

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	60,386
Capital gain distributions from Underlying Funds	42,802
Net realized gain (loss)	103,188
Net change in unrealized appreciation (depreciation) on investments	(15,119)
Net realized and unrealized gain (loss)	88,069
Net Increase (Decrease) in Net Assets from Operations	$141,521

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 25

Russell Investment Company

Balanced Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,452	$69,898
Net realized gain (loss)	103,188	136,734
Net change in unrealized appreciation (depreciation)	(15,119)	241,004
Net increase (decrease) in net assets from operations	141,521	447,636
Distributions
From net investment income
Class A	(16,959)	(20,594)
Class C	(15,502)	(18,373)
Class E	(1,238)	(2,361)
Class R1	(5,190)	(6,331)
Class R2	(4,292)	(5,498)
Class R3	(2,916)	(4,700)
Class S	(10,326)	(11,704)
Net decrease in net assets from distributions	(56,423)	(69,561)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(258,821)	(324,203)

Total Net Increase (Decrease) in Net Assets	(173,723)	53,872

Net Assets
Beginning of period	3,892,503	3,838,631
End of period	$3,718,780	$3,892,503
Undistributed (overdistributed) net investment income included in net assets	$(2,331)	$640

See accompanying notes which are an integral part of the financial statements.

26 Balanced Strategy Fund

Russell Investment Company Balanced Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	5,402	$64,627	12,198	$137,145
Proceeds from reinvestment of distributions	1,410	16,832	1,877	20,428
Payments for shares redeemed	(9,485)	(113,553)	(21,274)	(239,033)
Net increase (decrease)	(2,673)	(32,094)	(7,199)	(81,460)
Class C
Proceeds from shares sold	7,767	91,829	17,845	199,121
Proceeds from reinvestment of distributions	1,301	15,337	1,689	18,155
Payments for shares redeemed	(13,019)	(154,013)	(29,068)	(325,179)
Net increase (decrease)	(3,951)	(46,847)	(9,534)	(107,903)
Class E
Proceeds from shares sold	462	5,538	2,007	22,469
Proceeds from reinvestment of distributions	103	1,233	215	2,347
Payments for shares redeemed	(1,698)	(20,348)	(6,721)	(75,697)
Net increase (decrease)	(1,133)	(13,577)	(4,499)	(50,881)
Class R1
Proceeds from shares sold	2,318	27,988	6,986	79,065
Proceeds from reinvestment of distributions	430	5,190	576	6,331
Payments for shares redeemed	(6,103)	(73,523)	(7,793)	(87,878)
Net increase (decrease)	(3,355)	(40,345)	(231)	(2,482)
Class R2
Proceeds from shares sold	1,227	14,668	5,601	63,007
Proceeds from reinvestment of distributions	359	4,291	504	5,498
Payments for shares redeemed	(5,244)	(63,298)	(7,686)	(86,053)
Net increase (decrease)	(3,658)	(44,339)	(1,581)	(17,548)
Class R3
Proceeds from shares sold	997	11,962	2,961	33,399
Proceeds from reinvestment of distributions	243	2,916	430	4,699
Payments for shares redeemed	(5,176)	(62,072)	(9,752)	(110,423)
Net increase (decrease)	(3,936)	(47,194)	(6,361)	(72,325)
Class S
Proceeds from shares sold	7,138	86,031	18,052	205,811
Proceeds from reinvestment of distributions	841	10,142	1,035	11,376
Payments for shares redeemed	(10,793)	(130,598)	(18,351)	(208,791)
Net increase (decrease)	(2,814)	(34,425)	736	8,396
Total increase (decrease)	(21,520)	$(258,821)	(28,669)	$(324,203)

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 27

Russell Investment Company

Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	11.89	.18	.28	.46	(.19)	—
October 31, 2013	10.78	.22	1.10	1.32	(.21)	—
October 31, 2012	10.20	.22	.57	.79	(.21)	—
October 31, 2011	10.33	.29	(.13)	.16	(.29)	—
October 31, 2010	9.12	.22	1.21	1.43	(.22)	—
October 31, 2009	8.35	.20	1.17	1.37	(.24)	(.36)

Class C
April 30, 2014*	11.76	.13	.28	.41	(.14)	—
October 31, 2013	10.69	.14	1.09	1.23	(.16)	—
October 31, 2012	10.11	.14	.58	.72	(.14)	—
October 31, 2011	10.27	.21	(.14)	.07	(.23)	—
October 31, 2010	9.07	.14	1.21	1.35	(.15)	—
October 31, 2009	8.31	.14	1.16	1.30	(.18)	(.36)

Class E
April 30, 2014*	11.94	.18	.28	.46	(.19)	—
October 31, 2013	10.82	.25	1.08	1.33	(.21)	—
October 31, 2012	10.23	.22	.58	.80	(.21)	—
October 31, 2011	10.36	.39	(.24)	.15	(.28)	—
October 31, 2010	9.15	.22	1.21	1.43	(.22)	—
October 31, 2009	8.37	.20	1.18	1.38	(.24)	(.36)

Class R1
April 30, 2014*	12.00	.21	.27	.48	(.21)	—
October 31, 2013	10.86	.27	1.12	1.39	(.25)	—
October 31, 2012	10.28	.25	.59	.84	(.26)	—
October 31, 2011	10.41	.30	(.10)	.20	(.33)	—
October 31, 2010	9.19	.23	1.23	1.46	(.24)	—
October 31, 2009	8.41	.21	1.19	1.40	(.26)	(.36)

Class R2
April 30, 2014*	11.92	.19	.27	.46	(.19)	—
October 31, 2013	10.80	.24	1.11	1.35	(.23)	—
October 31, 2012	10.21	.23	.59	.82	(.23)	—
October 31, 2011	10.36	.17	(.01)	.16	(.31)	—
October 31, 2010	9.14	.21	1.23	1.44	(.22)	—
October 31, 2009	8.36	.20	1.18	1.38	(.24)	(.36)

Class R3
April 30, 2014*	11.94	.18	.28	.46	(.18)	—
October 31, 2013	10.83	.23	1.08	1.31	(.20)	—
October 31, 2012	10.23	.24	.56	.80	(.20)	—
October 31, 2011	10.36	.30	(.15)	.15	(.28)	—
October 31, 2010	9.15	.20	1.20	1.40	(.19)	—
October 31, 2009	8.38	.18	1.17	1.35	(.22)	(.36)

Class S
April 30, 2014*	12.00	.20	.27	.47	(.20)	—
October 31, 2013	10.87	.25	1.12	1.37	(.24)	—
October 31, 2012	10.28	.24	.59	.83	(.24)	—
October 31, 2011	10.42	.32	(.15)	.17	(.31)	—
October 31, 2010	9.19	.24	1.23	1.47	(.24)	—
October 31, 2009	8.41	.22	1.18	1.40	(.26)	(.36)

See accompanying notes which are an integral part of the financial statements.
28 Balanced Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.19)	12.16	3.87	1,086,156.72		.56	1.49	13
(.21)	11.89	12.47	1,093,788.71		.57	1.99	11
(.21)	10.78	7.94	1,068,990.70		.56	2.07	20
(.29)	10.20	1.51	1,058,489.71		.55	2.79	9
(.22)	10.33	15.86	1,095,814.70		.54	2.25	24
(.60)	9.12	18.02	1,018,019.70		.52	2.45	11

(.14)	12.03	3.53	1,281,992	1.47	1.31	1.10	13
(.16)	11.76	11.60	1,300,173	1.46	1.32	1.22	11
(.14)	10.69	7.22	1,283,125	1.45	1.31	1.32	20
(.23)	10.11	.64	1,264,734	1.46	1.30	2.03	9
(.15)	10.27	14.99	1,310,397	1.45	1.29	1.49	24
(.54)	9.07	17.14	1,188,328	1.45	1.27	1.71	11

(.19)	12.21	3.85	77,174.72		.56	1.50	13
(.21)	11.94	12.50	88,974.71		.57	2.22	11
(.21)	10.82	7.98	129,301.70		.56	2.16	20
(.28)	10.23	1.42	167,108.71		.55	3.64	9
(.22)	10.36	15.81	526,084.70		.54	2.24	24
(.60)	9.15	18.09	501,582.70		.52	2.46	11

(.21)	12.27	4.04	271,857.47		.17	1.76	13
(.25)	12.00	13.00	306,020.46		.17	2.36	11
(.26)	10.86	8.36	279,572.45		.14	2.34	20
(.33)	10.28	1.94	207,763.47		.12	2.84	9
(.24)	10.41	16.14	113,700.45		.27	2.35	24
(.62)	9.19	18.31	57,963.45		.27	2.55	11

(.19)	12.19	3.93	238,393.72		.42	1.57	13
(.23)	11.92	12.67	276,656.71		.42	2.15	11
(.23)	10.80	8.23	267,734.70		.39	2.24	20
(.31)	10.21	1.52	250,510.72		.37	1.64	9
(.22)	10.36	15.95	31,620.70		.52	2.19	24
(.60)	9.14	18.04	28,403.70		.52	2.54	11

(.18)	12.22	3.87	169,297.97		.67	1.51	13
(.20)	11.94	12.32	212,516.96		.67	2.01	11
(.20)	10.83	7.95	261,491.95		.64	2.34	20
(.28)	10.23	1.43	697,038.96		.62	2.82	9
(.19)	10.36	15.52	840,066.95		.77	2.03	24
(.58)	9.15	17.67	827,996.95		.77	2.21	11

(.20)	12.27	3.97	593,911.47		.31	1.62	13
(.24)	12.00	12.77	614,376.46		.32	2.20	11
(.24)	10.87	8.26	548,418.45		.31	2.30	20
(.31)	10.28	1.65	526,437.47		.30	3.03	9
(.24)	10.42	16.25	561,801.45		.29	2.49	24
(.62)	9.19	18.28	527,088.45		.27	2.70	11

				See accompanying notes which are an integral part of the financial statements.
						Balanced Strategy Fund 29

Russell Investment Company Growth Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,045.40	$1,022.02
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$2.84	$2.81

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half year
Performance” provides information about actual account values	period). May reflect amounts waived, reimbursed and/or other credits. Without
and actual expenses. You may use the information in this column,	any waivers, reimbursements and/or other credits, expenses would have been
together with the amount you invested, to estimate the expenses	higher.
that you paid over the period. Simply divide your account value by			Hypothetical
$1,000 (for example, an $8,600 account value divided by $1,000			Performance (5%
		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
in the row entitled “Expenses Paid During Period” to estimate	Beginning Account Value
the expenses you paid on your account during this period.	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
Hypothetical Example for Comparison Purposes	April 30, 2014	$1,041.70	$1,018.30
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$6.63	$6.56
Performance (5% return before expenses)” provides information
* Expenses are equal to the Fund's annualized expense ratio of 1.31%
about hypothetical account values and hypothetical expenses	(representing the six month period annualized), multiplied by the average
based on the Fund’s actual expense ratio and an assumed rate of	account value over the period, multiplied by 181/365 (to reflect the one-half year
return of 5% per year before expenses, which is not the Fund’s	period). May reflect amounts waived, reimbursed and/or other credits. Without
actual return. The hypothetical account values and expenses	any waivers, reimbursements and/or other credits, expenses would have been higher.
may not be used to estimate the actual ending account balance or
expenses you paid for the period. You may use this information			Hypothetical
to compare the ongoing costs of investing in the Fund and other			Performance (5%
		Actual	return before
funds. To do so, compare this 5% hypothetical example with the	Class E	Performance	expenses)
5% hypothetical examples that appear in the shareholder reports	Beginning Account Value
of other funds.	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
	April 30, 2014	$1,045.10	$1,022.02
	Expenses Paid During Period*	$2.84	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

30 Growth Strategy Fund

Russell Investment Company Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class R1	Performance	expenses)	Class S	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2014	$1,046.90	$1,023.95	April 30, 2014	$1,046.20	$1,023.26
Expenses Paid During Period*	$0.86	$0.85	Expenses Paid During Period*	$1.57	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.17%			* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half year			account value over the period, multiplied by 181/365 (to reflect the one-half year
period). May reflect amounts waived, reimbursed and/or other credits. Without			period). May reflect amounts waived, reimbursed and/or other credits. Without
any waivers, reimbursements and/or other credits, expenses would have been			any waivers, reimbursements and/or other credits, expenses would have been
higher.			higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R2	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,045.00	$1,022.71
Expenses Paid During Period*	$2.13	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R3	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,044.50	$1,021.47
Expenses Paid During Period*	$3.40	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Growth Strategy Fund 31

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
	Shares	$		Shares	$

Investments 100.0%			Fixed Income - 16.0%
Other Russell Investment			Russell Global Opportunistic Credit Fund	14,036,485	142,470
Company Series Mutual Funds -			Russell Strategic Bond Fund	21,600,246	236,955
Class Y Shares					379,425

Alternative - 16.5%			International Equities - 36.6%
Russell Commodity Strategies Fund	9,878,874	88,910	Russell Emerging Markets Fund	9,789,018	176,594
Russell Global Infrastructure Fund	11,222,025	142,968	Russell Global Equity Fund	29,976,937	344,435
Russell Global Real Estate Securities			Russell International Developed Markets
Fund	1,702,708	65,673	Fund	9,234,656	345,284
Russell Multi-Strategy Alternative Fund	9,257,582	93,687			866,313
		391,238

Domestic Equities - 30.9%			Total Investments 100.0%
Russell U.S. Core Equity Fund	5,265,166	213,292	(identified cost $2,043,814)		2,367,072
Russell U.S. Defensive Equity Fund	4,701,454	202,821
Russell U.S. Dynamic Equity Fund	13,968,134	165,383	Other Assets and Liabilities,
Russell U.S. Small Cap Equity Fund	4,915,669	148,600	Net - (0.0%)		(244)
		730,096
			Net Assets - 100.0%		2,366,828

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	16.5
Domestic Equities	30.9
Fixed Income	16.0
International Equities	36.6
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

32 Growth Strategy Fund

Russell Investment Company

Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,043,814
Investments, at fair value	2,367,072
Receivables:
Investments sold	1,386
Fund shares sold	2,222
Prepaid expenses	54
Total assets	2,370,734
Liabilities
Payables:
Fund shares redeemed	2,318
Accrued fees to affiliates	1,401
Other accrued expenses	187
Total liabilities	3,906
Net Assets	$2,366,828
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(82)
Accumulated net realized gain (loss)	(215,484)
Unrealized appreciation (depreciation) on investments	323,258
Shares of beneficial interest	1,995
Additional paid-in capital	2,257,141
Net Assets	$2,366,828
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.92
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.65
Class A — Net assets	$776,177,778
Class A — Shares outstanding ($.01 par value)	65,123,330
Net asset value per share: Class C(#)	$11.67
Class C — Net assets	$780,080,698
Class C — Shares outstanding ($.01 par value)	66,856,804
Net asset value per share: Class E(#)	$11.96
Class E — Net assets	$62,632,410
Class E — Shares outstanding ($.01 par value)	5,236,615
Net asset value per share: Class R1(#)	$12.04
Class R1 — Net assets	$147,791,338
Class R1 — Shares outstanding ($.01 par value)	12,270,755
Net asset value per share: Class R2(#)	$11.96
Class R2 — Net assets	$174,392,489
Class R2 — Shares outstanding ($.01 par value)	14,587,404
Net asset value per share: Class R3(#)	$11.97
Class R3 — Net assets	$110,038,644
Class R3 — Shares outstanding ($.01 par value)	9,194,068
Net asset value per share: Class S(#)	$12.04
Class S — Net assets	$315,714,465
Class S — Shares outstanding ($.01 par value)	26,215,675
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 33

Russell Investment Company

Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$48,196

Expenses
Advisory fees	2,371
Administrative fees	566
Custodian fees	15
Distribution fees - Class A	957
Distribution fees - Class C	2,870
Distribution fees - Class R3	148
Transfer agent fees - Class A	767
Transfer agent fees - Class C	765
Transfer agent fees - Class E	65
Transfer agent fees - Class R1	156
Transfer agent fees - Class R2	189
Transfer agent fees - Class R3	118
Transfer agent fees - Class S	311
Professional fees	43
Registration fees	77
Shareholder servicing fees - Class C	957
Shareholder servicing fees - Class E	81
Shareholder servicing fees - Class R2	237
Shareholder servicing fees - Class R3	148
Trustees’ fees	30
Printing fees	95
Miscellaneous	9
Expenses before reductions	10,975
Expense reductions	(2,196)
Net expenses	8,779
Net investment income (loss)	39,417

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	57,152
Capital gain distributions from Underlying Funds	32,367
Net realized gain (loss)	89,519
Net change in unrealized appreciation (depreciation) on investments	(25,199)
Net realized and unrealized gain (loss)	64,320
Net Increase (Decrease) in Net Assets from Operations	$103,737

See accompanying notes which are an integral part of the financial statements.

34 Growth Strategy Fund

Russell Investment Company

Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,417	$31,907
Net realized gain (loss)	89,519	84,917
Net change in unrealized appreciation (depreciation)	(25,199)	237,090
Net increase (decrease) in net assets from operations	103,737	353,914
Distributions
From net investment income
Class A	(13,332)	(11,303)
Class C	(10,736)	(7,472)
Class E	(1,143)	(1,446)
Class R1	(3,089)	(2,742)
Class R2	(3,429)	(3,345)
Class R3	(2,050)	(2,463)
Class S	(5,720)	(4,464)
Net decrease in net assets from distributions	(39,499)	(33,235)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(104,614)	(200,354)

Total Net Increase (Decrease) in Net Assets	(40,376)	120,325

Net Assets
Beginning of period	2,407,204	2,286,879
End of period	$2,366,828	$2,407,204
Undistributed (overdistributed) net investment income included in net assets	$(82)	$—

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 35

Russell Investment Company Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	3,599	$42,115	8,780	$94,875
Proceeds from reinvestment of distributions	1,132	13,265	1,088	11,242
Payments for shares redeemed	(5,838)	(68,362)	(14,172)	(152,980)
Net increase (decrease)	(1,107)	(12,982)	(4,304)	(46,863)
Class C
Proceeds from shares sold	5,552	63,609	10,827	115,124
Proceeds from reinvestment of distributions	928	10,629	735	7,392
Payments for shares redeemed	(6,854)	(78,575)	(15,294)	(162,157)
Net increase (decrease)	(374)	(4,337)	(3,732)	(39,641)
Class E
Proceeds from shares sold	422	4,950	1,464	15,727
Proceeds from reinvestment of distributions	97	1,139	139	1,437
Payments for shares redeemed	(1,256)	(14,745)	(5,058)	(55,138)
Net increase (decrease)	(737)	(8,656)	(3,455)	(37,974)
Class R1
Proceeds from shares sold	1,354	16,017	4,554	49,364
Proceeds from reinvestment of distributions	261	3,089	262	2,742
Payments for shares redeemed	(3,525)	(41,672)	(4,670)	(50,844)
Net increase (decrease)	(1,910)	(22,566)	146	1,262
Class R2
Proceeds from shares sold	878	10,296	3,044	32,844
Proceeds from reinvestment of distributions	292	3,429	323	3,345
Payments for shares redeemed	(3,689)	(43,622)	(5,985)	(64,276)
Net increase (decrease)	(2,519)	(29,897)	(2,618)	(28,087)
Class R3
Proceeds from shares sold	554	6,511	1,939	20,813
Proceeds from reinvestment of distributions	174	2,049	238	2,463
Payments for shares redeemed	(3,204)	(37,565)	(7,368)	(79,877)
Net increase (decrease)	(2,476)	(29,005)	(5,191)	(56,601)
Class S
Proceeds from shares sold	4,098	48,398	9,700	106,476
Proceeds from reinvestment of distributions	478	5,660	421	4,410
Payments for shares redeemed	(4,321)	(51,229)	(9,490)	(103,336)
Net increase (decrease)	255	2,829	631	7,550
Total increase (decrease)	(8,868)	$(104,614)	(18,523)	$(200,354)

See accompanying notes which are an integral part of the financial statements.

36 Growth Strategy Fund

Russell Investment Company

Growth Strategy Fund

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	11.60	.20	.32	.52	(.20)	—
October 31, 2013	10.11	.17	1.48	1.65	(.16)	—
October 31, 2012	9.56	.17	.55	.72	(.17)	—
October 31, 2011	9.68	.21	(.13)	.08	(.20)	—
October 31, 2010	8.43	.15	1.24	1.39	(.14)	—
October 31, 2009	7.97	.12	1.04	1.16	(.12)	(.57)

Class C
April 30, 2014*	11.36	.15	.32	.47	(.16)	—
October 31, 2013	9.93	.08	1.46	1.54	(.11)	—
October 31, 2012	9.41	.10	.53	.63	(.11)	—
October 31, 2011	9.57	.13	(.12)	.01	(.17)	—
October 31, 2010	8.36	.08	1.23	1.31	(.10)	—
October 31, 2009	7.92	.06	1.04	1.10	(.08)	(.57)

Class E
April 30, 2014*	11.64	.21	.31	.52	(.20)	—
October 31, 2013	10.15	.18	1.47	1.65	(.16)	—
October 31, 2012	9.59	.18	.54	.72	(.16)	—
October 31, 2011	9.69	.29	(.20)	.09	(.19)	—
October 31, 2010	8.44	.15	1.24	1.39	(.14)	—
October 31, 2009	7.98	.12	1.04	1.16	(.12)	(.57)

Class R1
April 30, 2014*	11.72	.24	.31	.55	(.23)	—
October 31, 2013	10.21	.20	1.50	1.70	(.19)	—
October 31, 2012	9.65	.21	.56	.77	(.21)	—
October 31, 2011	9.75	.22	(.09)	.13	(.23)	—
October 31, 2010	8.49	.16	1.26	1.42	(.16)	—
October 31, 2009	8.02	.13	1.06	1.19	(.14)	(.57)

Class R2
April 30, 2014*	11.64	.22	.31	.53	(.21)	—
October 31, 2013	10.14	.19	1.48	1.67	(.17)	—
October 31, 2012	9.59	.19	.54	.73	(.18)	—
October 31, 2011	9.70	.10	—(h)	.10	(.21)	—
October 31, 2010	8.45	.15	1.24	1.39	(.14)	—
October 31, 2009	7.98	.12	1.05	1.17	(.12)	(.57)

Class R3
April 30, 2014*	11.65	.21	.30	.51	(.19)	—
October 31, 2013	10.16	.17	1.47	1.64	(.15)	—
October 31, 2012	9.59	.20	.52	.72	(.15)	—
October 31, 2011	9.71	.21	(.14)	.07	(.19)	—
October 31, 2010	8.46	.13	1.25	1.38	(.13)	—
October 31, 2009	8.00	.10	1.05	1.15	(.11)	(.57)

Class S
April 30, 2014*	11.72	.22	.32	.54	(.22)	—
October 31, 2013	10.21	.19	1.50	1.69	(.18)	—
October 31, 2012	9.65	.20	.55	.75	(.19)	—
October 31, 2011	9.76	.24	(.14)	.10	(.21)	—
October 31, 2010	8.49	.17	1.26	1.43	(.16)	—
October 31, 2009	8.02	.13	1.06	1.19	(.14)	(.57)

See accompanying notes which are an integral part of the financial statements.

37 Growth Strategy Fund

					%	%	%
		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Return of	Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Capital	Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e) Turnover Rate(c)

—	(.20)	11.92	4.54		776,178.72	.56	1.73	15
—	(.16)	11.60	16.55		768,352.71	.57	1.53	11
—	(.17)	10.11	7.64		713,412.70	.56	1.79	23
—	(.20)	9.56	.75		734,024.73	.55	2.12	7
—	(.14)	9.68	16.67		791,754.71	.54	1.68	31
(.01)	(.70)	8.43	16.83		745,197.70	.52	1.57	9

—	(.16)	11.67	4.17	780,081	1.47	1.31	1.33	15
—	(.11)	11.36	15.62	763,893	1.46	1.32	.76	11
—	(.11)	9.93	6.84	704,704	1.45	1.31	1.05	23
—	(.17)	9.41	.05	738,624	1.48	1.30	1.36	7
—	(.10)	9.57	15.74	798,130	1.46	1.29	.93	31
(.01)	(.66)	8.36	15.94	762,423	1.45	1.27	.82	9

—	(.20)	11.96	4.51		62,632.72	.56	1.78	15
—	(.16)	11.64	16.47		69,531.71	.57	1.67	11
—	(.16)	10.15	7.69		95,667.70	.56	1.87	23
—	(.19)	9.59	.88		130,274.72	.55	2.92	7
—	(.14)	9.69	16.65		406,837.71	.54	1.67	31
(.01)	(.70)	8.44	16.80		388,051.70	.52	1.57	9

—	(.23)	12.04	4.69		147,791.47	.17	2.01	15
—	(.19)	11.72	16.93		166,211.46	.17	1.87	11
—	(.21)	10.21	8.15		143,252.45	.14	2.08	23
—	(.23)	9.65	1.23		116,928.48	.12	2.22	7
—	(.16)	9.75	16.92		74,972.46	.26	1.81	31
(.01)	(.72)	8.49	17.13		25,180.45	.27	1.72	9

—	(.21)	11.96	4.50		174,393.72	.42	1.84	15
—	(.17)	11.64	16.73		199,046.71	.42	1.74	11
—	(.18)	10.14	7.81		200,007.70	.39	1.97	23
—	(.21)	9.59	1.00		196,374.73	.37	1.03	7
—	(.14)	9.70	16.64		23,018.71	.52	1.63	31
(.01)	(.70)	8.45	16.90		16,477.70	.52	1.64	9

—	(.19)	11.97	4.45		110,039.97	.67	1.77	15
—	(.15)	11.65	16.37		135,920.96	.67	1.57	11
—	(.15)	10.16	7.65		171,237.95	.64	2.03	23
—	(.19)	9.59	.70		500,954.98	.62	2.12	7
—	(.13)	9.71	16.41		618,128.96	.77	1.45	31
(.01)	(.69)	8.46	16.48		601,602.95	.77	1.32	9

—	(.22)	12.04	4.62		315,714.47	.31	1.87	15
—	(.18)	11.72	16.80		304,251.46	.32	1.71	11
—	(.19)	10.21	7.96		258,600.45	.31	2.01	23
—	(.21)	9.65	1.01		254,107.48	.30	2.37	7
—	(.16)	9.76	17.02		312,660.46	.29	1.93	31
(.01)	(.72)	8.49	17.12		303,597.45	.27	1.81	9

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 38

Russell Investment Company Equity Growth Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2013	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2014	$1,046.70	$1,022.02
November 1, 2013 to April 30, 2014.	Expenses Paid During Period*	$2.84	$2.81

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half year
Performance” provides information about actual account values	period). May reflect amounts waived, reimbursed and/or other credits. Without
and actual expenses. You may use the information in this column,	any waivers, reimbursements and/or other credits, expenses would have been
together with the amount you invested, to estimate the expenses	higher.
that you paid over the period. Simply divide your account value by			Hypothetical
$1,000 (for example, an $8,600 account value divided by $1,000			Performance (5%
		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
in the row entitled “Expenses Paid During Period” to estimate	Beginning Account Value
the expenses you paid on your account during this period.	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
Hypothetical Example for Comparison Purposes	April 30, 2014	$1,042.80	$1,018.30
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$6.64	$6.56
Performance (5% return before expenses)” provides information
* Expenses are equal to the Fund's annualized expense ratio of 1.31%
about hypothetical account values and hypothetical expenses	(representing the six month period annualized), multiplied by the average
based on the Fund’s actual expense ratio and an assumed rate of	account value over the period, multiplied by 181/365 (to reflect the one-half year
return of 5% per year before expenses, which is not the Fund’s	period). May reflect amounts waived, reimbursed and/or other credits. Without
actual return. The hypothetical account values and expenses	any waivers, reimbursements and/or other credits, expenses would have been higher.
may not be used to estimate the actual ending account balance or
expenses you paid for the period. You may use this information			Hypothetical
to compare the ongoing costs of investing in the Fund and other			Performance (5%
		Actual	return before
funds. To do so, compare this 5% hypothetical example with the	Class E	Performance	expenses)
5% hypothetical examples that appear in the shareholder reports	Beginning Account Value
of other funds.	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
	April 30, 2014	$1,046.90	$1,022.02
	Expenses Paid During Period*	$2.84	$2.81

* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Equity Growth Strategy Fund 39

Russell Investment Company Equity Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class R1	Performance	expenses)	Class S	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00	November 1, 2013	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2014	$1,048.50	$1,023.95	April 30, 2014	$1,047.80	$1,023.26
Expenses Paid During Period*	$0.86	$0.85	Expenses Paid During Period*	$1.57	$1.56

* Expenses are equal to the Fund's annualized expense ratio of 0.17%			* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half year			account value over the period, multiplied by 181/365 (to reflect the one-half year
period). May reflect amounts waived, reimbursed and/or other credits. Without			period). May reflect amounts waived, reimbursed and/or other credits. Without
any waivers, reimbursements and/or other credits, expenses would have been			any waivers, reimbursements and/or other credits, expenses would have been
higher.			higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R2	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,047.40	$1,022.71
Expenses Paid During Period*	$2.13	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R3	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,046.60	$1,021.47
Expenses Paid During Period*	$3.40	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

40 Equity Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
	Shares	$		Shares	$

Investments 100.0%			Fixed Income - 8.0%
Other Russell Investment			Russell Global Opportunistic Credit Fund	7,846,978	79,647
Company Series Mutual Funds -

Class Y Shares			International Equities - 41.6%
Alternative - 16.0%			Russell Emerging Markets Fund	4,389,561	79,188
Russell Commodity Strategies Fund	2,753,027	24,777	Russell Global Equity Fund	13,903,049	159,746
Russell Global Infrastructure Fund	4,704,978	59,941	Russell International Developed Markets
Russell Global Real Estate Securities			Fund	4,681,116	175,027
Fund	647,898	24,990			413,961
Russell Multi-Strategy Alternative Fund	4,910,994	49,699

		159,407	Total Investments 100.0%
Domestic Equities - 34.4%			(identified cost $867,406)		995,891
Russell U.S. Core Equity Fund	2,465,732	99,887
Russell U.S. Defensive Equity Fund	1,857,329	80,125	Other Assets and Liabilities,
Russell U.S. Dynamic Equity Fund	7,593,247	89,904	Net - (0.0%)		(305)
Russell U.S. Small Cap Equity Fund	2,413,501	72,960
		342,876	Net Assets - 100.0%		995,586

Presentation of Portfolio Holdings

	% of Net
Categories	Assets
Alternative		16.0
Domestic Equities		34.4
Fixed Income		8.0
International Equities		41.6
Total Investments		100.0
Other Assets and Liabilities, Net		(—*)
		100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 41

Russell Investment Company

Equity Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$867,406
Investments, at fair value	995,891
Receivables:
Investments sold	247
Fund shares sold	774
Prepaid expenses	46
Total assets	996,958
Liabilities
Payables:
Fund shares redeemed	586
Accrued fees to affiliates	587
Other accrued expenses	199
Total liabilities	1,372
Net Assets	$995,586
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$19
Accumulated net realized gain (loss)	(199,306)
Unrealized appreciation (depreciation) on investments	128,485
Shares of beneficial interest	895
Additional paid-in capital	1,065,493
Net Assets	$995,586
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.54
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.24
Class A — Net assets	$240,115,798
Class A — Shares outstanding ($.01 par value)	20,813,203
Net asset value per share: Class C(#)	$10.48
Class C — Net assets	$338,857,531
Class C — Shares outstanding ($.01 par value)	32,344,541
Net asset value per share: Class E(#)	$11.28
Class E — Net assets	$27,716,777
Class E — Shares outstanding ($.01 par value)	2,456,509
Net asset value per share: Class R1(#)	$11.59
Class R1 — Net assets	$66,099,156
Class R1 — Shares outstanding ($.01 par value)	5,701,202
Net asset value per share: Class R2(#)	$11.32
Class R2 — Net assets	$78,615,122
Class R2 — Shares outstanding ($.01 par value)	6,943,349
Net asset value per share: Class R3(#)	$11.20
Class R3 — Net assets	$60,924,417
Class R3 — Shares outstanding ($.01 par value)	5,441,085
Net asset value per share: Class S(#)	$11.57
Class S — Net assets	$183,257,285
Class S — Shares outstanding ($.01 par value)	15,832,818
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

42 Equity Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$24,334

Expenses
Advisory fees	1,013
Administrative fees	242
Custodian fees	16
Distribution fees - Class A	297
Distribution fees - Class C	1,245
Distribution fees - Class R3	80
Transfer agent fees - Class A	238
Transfer agent fees - Class C	333
Transfer agent fees - Class E	27
Transfer agent fees - Class R1	78
Transfer agent fees - Class R2	87
Transfer agent fees - Class R3	64
Transfer agent fees - Class S	186
Professional fees	26
Registration fees	58
Shareholder servicing fees - Class C	415
Shareholder servicing fees - Class E	34
Shareholder servicing fees - Class R2	109
Shareholder servicing fees - Class R3	80
Trustees’ fees	13
Printing fees	42
Miscellaneous	5
Expenses before reductions	4,688
Expense reductions	(1,005)
Net expenses	3,683
Net investment income (loss)	20,651

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	32,133
Capital gain distributions from Underlying Funds	16,358
Net realized gain (loss)	48,491
Net change in unrealized appreciation (depreciation) on investments	(23,462)
Net realized and unrealized gain (loss)	25,029
Net Increase (Decrease) in Net Assets from Operations	$45,680

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 43

Russell Investment Company

Equity Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,651	$10,465
Net realized gain (loss)	48,491	41,344
Net change in unrealized appreciation (depreciation)	(23,462)	130,719
Net increase (decrease) in net assets from operations	45,680	182,528
Distributions
From net investment income
Class A	(4,656)	(2,856)
Class C	(5,972)	(3,229)
Class E	(560)	(531)
Class R1	(1,731)	(1,129)
Class R2	(1,803)	(1,309)
Class R3	(1,300)	(997)
Class S	(3,850)	(2,845)
Net decrease in net assets from distributions	(19,872)	(12,896)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(75,660)	(120,742)

Total Net Increase (Decrease) in Net Assets	(49,852)	48,890

Net Assets
Beginning of period	1,045,438	996,548
End of period	$995,586	$1,045,438
Undistributed (overdistributed) net investment income included in net assets	$19	$(760)

See accompanying notes which are an integral part of the financial statements.

44 Equity Growth Strategy Fund

Russell Investment Company Equity Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,267	$14,380	3,828	$39,732
Proceeds from reinvestment of distributions	404	4,607	288	2,829
Payments for shares redeemed	(2,378)	(26,950)	(5,610)	(57,399)
Net increase (decrease)	(707)	(7,963)	(1,494)	(14,838)
Class C
Proceeds from shares sold	2,760	28,416	4,372	41,214
Proceeds from reinvestment of distributions	570	5,897	357	3,188
Payments for shares redeemed	(3,444)	(35,491)	(8,180)	(76,583)
Net increase (decrease)	(114)	(1,178)	(3,451)	(32,181)
Class E
Proceeds from shares sold	252	2,788	703	7,088
Proceeds from reinvestment of distributions	50	559	55	529
Payments for shares redeemed	(572)	(6,315)	(2,609)	(26,416)
Net increase (decrease)	(270)	(2,968)	(1,851)	(18,799)
Class R1
Proceeds from shares sold	438	4,995	3,000	30,495
Proceeds from reinvestment of distributions	151	1,731	114	1,129
Payments for shares redeemed	(2,652)	(30,249)	(2,126)	(21,974)
Net increase (decrease)	(2,063)	(23,523)	988	9,650
Class R2
Proceeds from shares sold	449	4,996	1,739	17,432
Proceeds from reinvestment of distributions	161	1,803	136	1,309
Payments for shares redeemed	(2,087)	(23,426)	(2,927)	(29,438)
Net increase (decrease)	(1,477)	(16,627)	(1,052)	(10,697)
Class R3
Proceeds from shares sold	304	3,347	1,047	10,407
Proceeds from reinvestment of distributions	118	1,300	105	997
Payments for shares redeemed	(1,417)	(15,569)	(3,208)	(32,245)
Net increase (decrease)	(995)	(10,922)	(2,056)	(20,841)
Class S
Proceeds from shares sold	1,861	21,164	5,906	61,416
Proceeds from reinvestment of distributions	325	3,717	280	2,758
Payments for shares redeemed	(3,288)	(37,360)	(9,436)	(97,210)
Net increase (decrease)	(1,102)	(12,479)	(3,250)	(33,036)
Total increase (decrease)	(6,728)	$(75,660)	(12,166)	$(120,742)

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 45

Russell Investment Company

Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	11.24	.24	.28	.52	(.22)	—
October 31, 2013	9.50	.12	1.75	1.87	(.13)	—
October 31, 2012	8.93	.15	.54	.69	(.12)	—
October 31, 2011	9.00	.14	(.09)	.05	(.12)	—
October 31, 2010	7.80	.10	1.19	1.29	(.09)	—
October 31, 2009	7.46	.04	.93	.97	(.03)	(.59)

Class C
April 30, 2014*	10.23	.17	.27	.44	(.19)	—
October 31, 2013	8.69	.04	1.59	1.63	(.09)	—
October 31, 2012	8.21	.07	.51	.58	(.10)	—
October 31, 2011	8.34	.07	(.09)	(.02)	(.11)	—
October 31, 2010	7.27	.04	1.11	1.15	(.08)	—
October 31, 2009	7.03	(.01)	.87	.86	(.02)	(.59)

Class E
April 30, 2014*	10.99	.24	.27	.51	(.22)	—
October 31, 2013	9.30	.13	1.69	1.82	(.13)	—
October 31, 2012	8.75	.14	.53	.67	(.12)	—
October 31, 2011	8.81	.20	(.14)	.06	(.12)	—
October 31, 2010	7.64	.10	1.17	1.27	(.10)	—
October 31, 2009	7.32	.04	.91	.95	(.03)	(.59)

Class R1
April 30, 2014*	11.29	.28	.27	.55	(.24)	—
October 31, 2013	9.53	.15	1.77	1.92	(.16)	—
October 31, 2012	8.95	.18	.55	.73	(.15)	—
October 31, 2011	8.99	.16	(.08)	.08	(.12)	—
October 31, 2010	7.78	.12	1.19	1.31	(.10)	—
October 31, 2009	7.43	.05	.94	.99	(.04)	(.59)

Class R2
April 30, 2014*	11.03	.25	.27	.52	(.23)	—
October 31, 2013	9.32	.14	1.71	1.85	(.14)	—
October 31, 2012	8.77	.16	.52	.68	(.13)	—
October 31, 2011	8.82	.09	(.02)	.07	(.12)	—
October 31, 2010	7.64	.10	1.18	1.28	(.10)	—
October 31, 2009	7.32	.04	.91	.95	(.03)	(.59)

Class R3
April 30, 2014*	10.91	.24	.26	.50	(.22)	—
October 31, 2013	9.23	.11	1.69	1.80	(.12)	—
October 31, 2012	8.68	.16	.51	.67	(.12)	—
October 31, 2011	8.76	.13	(.09)	.04	(.12)	—
October 31, 2010	7.60	.08	1.17	1.25	(.09)	—
October 31, 2009	7.30	.03	.90	.93	(.03)	(.59)

Class S
April 30, 2014*	11.27	.26	.28	.54	(.24)	—
October 31, 2013	9.52	.15	1.75	1.90	(.15)	—
October 31, 2012	8.95	.17	.54	.71	(.14)	—
October 31, 2011	9.00	.17	(.10)	.07	(.12)	—
October 31, 2010	7.78	.12	1.20	1.32	(.10)	—
October 31, 2009	7.43	.06	.93	.99	(.04)	(.59)

See accompanying notes which are an integral part of the financial statements.
46 Equity Growth Strategy Fund

					%	%	%
		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Return of	Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Capital	Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e) Turnover Rate(c)

—	(.22)	11.54	4.67		240,116.73	.56	2.14	17
—	(.13)	11.24	19.86		241,814.71	.57	1.17	14
—	(.12)	9.50	7.90		218,585.71	.56	1.61	24
—	(.12)	8.93	.46		232,317.74	.55	1.52	7
—	(.09)	9.00	16.70		262,968.72	.54	1.23	28
(.01)	(.63)	7.80	15.35		252,855.71	.52	.64	5

—	(.19)	10.48	4.28	338,858	1.48	1.31	1.61	17
—	(.09)	10.23	18.95	331,940	1.46	1.32	.42	14
—	(.10)	8.69	7.12	311,910	1.46	1.31	.86	24
—	(.11)	8.21	(.34)	347,822	1.49	1.30	.76	7
—	(.08)	8.34	15.95	391,560	1.47	1.29	.51	28
(.01)	(.62)	7.27	14.58	386,145	1.46	1.27	(.12)	5

—	(.22)	11.28	4.69		27,717.73	.56	2.15	17
—	(.13)	10.99	19.74		29,977.72	.57	1.29	14
—	(.12)	9.30	7.84		42,548.71	.56	1.60	24
—	(.12)	8.75	.59		56,276.73	.55	2.12	7
—	(.10)	8.81	16.66		171,027.72	.54	1.23	28
(.01)	(.63)	7.64	15.38		178,858.71	.52	.64	5

—	(.24)	11.59	4.85		66,099.48	.17	2.47	17
—	(.16)	11.29	20.37		87,682.46	.17	1.40	14
—	(.15)	9.53	8.29		64,614.46	.14	1.95	24
—	(.12)	8.95	.87		53,489.49	.12	1.76	7
—	(.10)	8.99	17.00		39,248.47	.27	1.39	28
(.01)	(.64)	7.78	15.71		15,197.46	.27	.79	5

—	(.23)	11.32	4.74		78,615.73	.42	2.21	17
—	(.14)	11.03	20.07		92,890.71	.42	1.34	14
—	(.13)	9.32	7.94		88,307.71	.39	1.83	24
—	(.12)	8.77	.75		85,039.75	.37	.96	7
—	(.10)	8.82	16.79		23,017.72	.52	1.20	28
(.01)	(.63)	7.64	15.37		23,023.71	.52	.65	5

—	(.22)	11.20	4.66		60,924.98	.67	2.15	17
—	(.12)	10.91	19.71		70,233.97	.67	1.14	14
—	(.12)	9.23	7.81		78,384.96	.64	1.78	24
—	(.12)	8.68	.37		239,637.99	.62	1.47	7
—	(.09)	8.76	16.54		290,176.97	.78	1.03	28
(.01)	(.63)	7.60	15.02		296,569.96	.77	.39	5

—	(.24)	11.57	4.78		183,257.48	.31	2.27	17
—	(.15)	11.27	20.15		190,902.46	.32	1.46	14
—	(.14)	9.52	8.06		192,200.47	.31	1.82	24
—	(.12)	8.95	.74		179,547.49	.30	1.81	7
—	(.10)	9.00	17.13		189,067.47	.29	1.48	28
(.01)	(.64)	7.78	15.69		193,608.46	.27	.93	5

					See accompanying notes which are an integral part of the financial statements.
							Equity Growth Strategy Fund 47

Russell Investment Company 2015 Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2013	$1,000.00	$1,000.00
which for this Fund is from November 1, 2013 to April 30, 2014.	Ending Account Value
	April 30, 2014	$1,031.30	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
		Actual	return before
that you paid over the period. Simply divide your account value by	Class R2	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2013	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,029.90	$1,023.55
	Expenses Paid During Period*	$1.26	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R3	Performance	expenses)
Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2013	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2014	$1,028.60	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.51	$2.51
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

48 2015 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
		Fair			Fair
		Value			Value
Shares		$		Shares	$
Investments 100.0%			Russell Short Duration Bond Fund	91,297	1,774
Other Russell Investment			Russell Strategic Bond Fund	1,078,041	11,826
Company Series Mutual Funds -					19,513
Class Y Shares			International Equities - 14.6%
Alternative - 5.4%			Russell Emerging Markets Fund	22,939	414
			Russell Global Equity Fund	146,669	1,685
Russell Commodity Strategies Fund	88,694	798	Russell International Developed Markets
Russell Global Real Estate Securities			Fund	59,305	2,217
Fund	20,697	799			4,316
		1,597

Domestic Equities - 14.0%			Total Investments 100.0%
Russell U.S. Core Equity Fund	29,923	1,212	(identified cost $24,365)		29,564
Russell U.S. Defensive Equity Fund	37,009	1,596
Russell U.S. Dynamic Equity Fund	59,930	710	Other Assets and Liabilities,
Russell U.S. Small Cap Equity Fund	20,510	620	Net - (0.0%)		(5)
		4,138
Fixed Income - 66.0%			Net Assets - 100.0%		29,559
Russell Investment Grade Bond Fund	267,076	5,913

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	5.4
Domestic Equities	14.0
Fixed Income	66.0
International Equities	14.6
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2015 Strategy Fund 49

Russell Investment Company

2015 Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$24,365
Investments, at fair value	29,564
Receivables:
Investments sold	234
Fund shares sold	9
Total assets	29,807
Liabilities
Payables:
Fund shares redeemed	243
Accrued fees to affiliates	5
Total liabilities	248
Net Assets	$29,559
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(5)
Accumulated net realized gain (loss)	661
Unrealized appreciation (depreciation) on investments	5,199
Shares of beneficial interest	29
Additional paid-in capital	23,675
Net Assets	$29,559
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$10.15
Class R1 — Net assets	$14,107,564
Class R1 — Shares outstanding ($.01 par value)	1,389,960
Net asset value per share: Class R2(#)	$10.14
Class R2 — Net assets	$5,999,055
Class R2 — Shares outstanding ($.01 par value)	591,543
Net asset value per share: Class R3(#)	$10.14
Class R3 — Net assets	$9,452,444
Class R3 — Shares outstanding ($.01 par value)	932,100
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

50 2015 Strategy Fund

Russell Investment Company 2015 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$ 412

Expenses
Distribution fees - Class R3	13
Shareholder servicing fees - Class R2	7
Shareholder servicing fees - Class R3	13
Total expenses	33
Net investment income (loss)	379

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	654
Capital gain distributions from Underlying Funds	264
Net realized gain (loss)	918
Net change in unrealized appreciation (depreciation) on investments	(311)
Net realized and unrealized gain (loss)	607
Net Increase (Decrease) in Net Assets from Operations	$ 986

See accompanying notes which are an integral part of the financial statements.

2015 Strategy Fund 51

Russell Investment Company

2015 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$379	$1,584
Net realized gain (loss)	918	2,667
Net change in unrealized appreciation (depreciation)	(311)	(1,263)
Net increase (decrease) in net assets from operations	986	2,988
Distributions
From net investment income
Class R1	(221)	(1,141)
Class R2	(57)	(164)
Class R3	(106)	(280)
From net realized gain
Class R1	(1,301)	(500)
Class R2	(379)	(77)
Class R3	(779)	(140)
Net decrease in net assets from distributions	(2,843)	(2,302)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(3,393)	(22,261)

Total Net Increase (Decrease) in Net Assets	(5,250)	(21,575)

Net Assets
Beginning of period	34,809	56,384
End of period	$29,559	$34,809
Undistributed (overdistributed) net investment income included in net assets	$(5)	$—

See accompanying notes which are an integral part of the financial statements.

52 2015 Strategy Fund

Russell Investment Company 2015 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	226	$2,314	1,343	$14,097
Proceeds from reinvestment of distributions	153	1,523	160	1,641
Payments for shares redeemed	(695)	(7,091)	(3,628)	(37,564)
Net increase (decrease)	(316)	(3,254)	(2,125)	(21,826)
Class R2
Proceeds from shares sold	127	1,304	298	3,134
Proceeds from reinvestment of distributions	44	437	23	241
Payments for shares redeemed	(78)	(826)	(347)	(3,642)
Net increase (decrease)	93	915	(26)	(267)
Class R3
Proceeds from shares sold	159	1,634	414	4,318
Proceeds from reinvestment of distributions	89	884	41	420
Payments for shares redeemed	(349)	(3,572)	(467)	(4,906)
Net increase (decrease)	(101)	(1,054)	(12)	(168)
Total increase (decrease)	(324)	$(3,393)	(2,163)	$(22,261)

See accompanying notes which are an integral part of the financial statements.

2015 Strategy Fund 53

Russell Investment Company

2015 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2014*	10.76	.13	.18	.31	(.13)	(.79)
October 31, 2013	10.44	.36	.40	.76	(.31)	(.13)
October 31, 2012	9.92	.27	.54	.81	(.27)	(.02)
October 31, 2011	10.05	.38	(.06)	.32	(.42)	(.03)
October 31, 2010	8.96	.24	1.13	1.37	(.28)	—
October 31, 2009	7.80	.24	1.16	1.40	(.24)	—

Class R2
April 30, 2014*	10.75	.11	.19	.30	(.12)	(.79)
October 31, 2013	10.43	.28	.45	.73	(.28)	(.13)
October 31, 2012	9.91	.27	.51	.78	(.24)	(.02)
October 31, 2011	10.04	.38	(.08)	.30	(.40)	(.03)
October 31, 2010	8.96	.25	1.09	1.34	(.26)	—
October 31, 2009	7.80	.24	1.14	1.38	(.22)	—

Class R3
April 30, 2014*	10.75	.10	.19	.29	(.11)	(.79)
October 31, 2013	10.44	.26	.44	.70	(.26)	(.13)
October 31, 2012	9.91	.24	.52	.76	(.21)	(.02)
October 31, 2011	10.04	.33	(.06)	.27	(.37)	(.03)
October 31, 2010	8.95	.23	1.10	1.33	(.24)	—
October 31, 2009	7.80	.22	1.14	1.36	(.21)	—

See accompanying notes which are an integral part of the financial statements.

54 2015 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.92)	10.15	3.13	14,108	—	—	1.26	12
(.44)	10.76	7.49	18,349	—	—	3.43	36
(.29)	10.44	8.45	40,004	—	—	2.63	28
(.45)	9.92	3.29	35,040	—	—	3.83	26
(.28)	10.05	15.60	23,319.70		—	2.56	44
(.24)	8.96	18.57	4,382	1.86	—	2.80	14

(.91)	10.14	2.99	5,999.25		.25	1.09	12
(.41)	10.75	7.21	5,363.25		.25	2.64	36
(.26)	10.43	8.13	5,473.25		.25	2.63	28
(.43)	9.91	3.02	7,321.25		.25	3.81	26
(.26)	10.04	15.23	7,207	1.00	.25	2.63	44
(.22)	8.96	18.31	2,003	2.52	.25	2.92	14

(.90)	10.14	2.86	9,452.50		.50	.98	12
(.39)	10.75	6.85	11,097.50		.50	2.47	36
(.23)	10.44	7.90	10,907.50		.50	2.38	28
(.40)	9.91	2.78	15,093.50		.50	3.26	26
(.24)	10.04	15.08	10,836	1.26	.50	2.40	44
(.21)	8.95	17.97	6,460	2.56	.50	2.72	14

See accompanying notes which are an integral part of the financial statements.

2015 Strategy Fund 55

Russell Investment Company 2020 Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class A	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2013	$1,000.00	$1,000.00
which for this Fund is from November 1, 2013 to April 30, 2014.	Ending Account Value
	April 30, 2014	$1,035.10	$1,023.55
Actual Expenses	Expenses Paid During Period*	$1.26	$1.25
The information in the table under the heading “Actual
Performance” provides information about actual account values	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
and actual expenses. You may use the information in this column,	account value over the period, multiplied by 181/365 (to reflect the one-half
together with the amount you invested, to estimate the expenses	year period).
that you paid over the period. Simply divide your account value by
Hypothetical
$1,000 (for example, an $8,600 account value divided by $1,000			Performance (5%
= 8.6), then multiply the result by the number in the first column		Actual	return before
in the row entitled “Expenses Paid During Period” to estimate	Class E	Performance	expenses)
the expenses you paid on your account during this period.	Beginning Account Value
	November 1, 2013	$1,000.00	$1,000.00
Hypothetical Example for Comparison Purposes	Ending Account Value
	April 30, 2014	$1,035.10	$1,023.55
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$1.26	$1.25
Performance (5% return before expenses)” provides information
about hypothetical account values and hypothetical expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
based on the Fund’s actual expense ratio and an assumed rate of	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
return of 5% per year before expenses, which is not the Fund’s	year period).
actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or			Hypothetical
Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class R1	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
5% hypothetical examples that appear in the shareholder reports	November 1, 2013	$1,000.00	$1,000.00
of other funds.	Ending Account Value
	April 30, 2014	$1,035.50	$1,024.79
	Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

56 2020 Strategy Fund

Russell Investment Company 2020 Strategy Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R2	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,035.10	$1,023.55
Expenses Paid During Period*	$1.26	$1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R3	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,033.70	$1,022.32
Expenses Paid During Period*	$2.52	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,036.40	$1,024.79
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

2020 Strategy Fund 57

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
		Fair			Fair
		Value			Value
	Shares	$		Shares	$
Investments 100.0%			Russell Strategic Bond Fund	5,932,094	65,075
Other Russell Investment					91,107
Company Series Mutual Funds -			International Equities - 18.6%
Class Y Shares			Russell Emerging Markets Fund	196,732	3,549
Alternative - 6.2%			Russell Global Equity Fund	906,298	10,413
			Russell International Developed Markets
Russell Commodity Strategies Fund	577,055	5,193	Fund	435,303	16,276
Russell Global Real Estate Securities					30,238
Fund	126,619	4,884
		10,077
			Total Investments 100.0%
Domestic Equities - 19.2%			(identified cost $125,334)		162,607
Russell U.S. Core Equity Fund	240,963	9,761
Russell U.S. Defensive Equity Fund	234,039	10,096	Other Assets and Liabilities,
Russell U.S. Dynamic Equity Fund	522,089	6,182	Net - (0.0%)		(23)
Russell U.S. Small Cap Equity Fund	170,213	5,146
		31,185	Net Assets - 100.0%		162,584
Fixed Income - 56.0%
Russell Investment Grade Bond Fund	1,175,775	26,032

Presentation of Portfolio Holdings

	% of Net
Categories	Assets
Alternative		6.2
Domestic Equities		19.2
Fixed Income		56.0
International Equities		18.6
Total Investments		100.0
Other Assets and Liabilities, Net		(—*)
		100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

58 2020 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$125,334
Investments, at fair value	162,607
Receivables:
Investments sold	413
Fund shares sold	73
Total assets	163,093
Liabilities
Payables:
Fund shares redeemed	486
Accrued fees to affiliates	23
Total liabilities	509
Net Assets	$162,584
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(23)
Accumulated net realized gain (loss)	5,380
Unrealized appreciation (depreciation) on investments	37,273
Shares of beneficial interest	136
Additional paid-in capital	119,818
Net Assets	$162,584
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.94
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.67
Class A — Net assets	$1,224,797
Class A — Shares outstanding ($.01 par value)	102,561
Net asset value per share: Class E(#)	$11.96
Class E — Net assets	$2,219,633
Class E — Shares outstanding ($.01 par value)	185,583
Net asset value per share: Class R1(#)	$11.94
Class R1 — Net assets	$79,021,886
Class R1 — Shares outstanding ($.01 par value)	6,615,702
Net asset value per share: Class R2(#)	$11.94
Class R2 — Net assets	$17,462,428
Class R2 — Shares outstanding ($.01 par value)	1,462,683
Net asset value per share: Class R3(#)	$11.92
Class R3 — Net assets	$43,125,845
Class R3 — Shares outstanding ($.01 par value)	3,618,400
Net asset value per share: Class S(#)	$11.95
Class S — Net assets	$19,529,517
Class S — Shares outstanding ($.01 par value)	1,634,844
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 59

Russell Investment Company 2020 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$ 2,677

Expenses
Distribution fees - Class A	2
Distribution fees - Class R3	66
Shareholder servicing fees - Class E	3
Shareholder servicing fees - Class R2	20
Shareholder servicing fees - Class R3	66
Total expenses	157
Net investment income (loss)	2,520

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,507
Capital gain distributions from Underlying Funds	1,795
Net realized gain (loss)	8,302
Net change in unrealized appreciation (depreciation) on investments	(4,632)
Net realized and unrealized gain (loss)	3,670
Net Increase (Decrease) in Net Assets from Operations	$ 6,190

See accompanying notes which are an integral part of the financial statements.

60 2020 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,520	$6,093
Net realized gain (loss)	8,302	9,652
Net change in unrealized appreciation (depreciation)	(4,632)	3,755
Net increase (decrease) in net assets from operations	6,190	19,500
Distributions
From net investment income
Class A	(19)	(25)
Class E	(30)	(58)
Class R1	(1,326)	(3,377)
Class R2	(204)	(511)
Class R3	(670)	(1,535)
Class S	(296)	(590)
From net realized gain
Class A	(28)	—
Class E	(42)	—
Class R1	(1,733)	—
Class R2	(289)	—
Class R3	(1,084)	—
Class S	(389)	—
Net decrease in net assets from distributions	(6,110)	(6,096)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(31,136)	(58,301)

Total Net Increase (Decrease) in Net Assets	(31,056)	(44,897)

Net Assets
Beginning of period	193,640	238,537
End of period	$162,584	$193,640
Undistributed (overdistributed) net investment income included in net assets	$(23)	$2

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 61

Russell Investment Company 2020 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$—	52	$600
Proceeds from reinvestment of distributions	4	47	2	24
Payments for shares redeemed	(24)	(279)	(12)	(139)
Net increase (decrease)	(20)	(232)	42	485
Class E
Proceeds from shares sold	7	82	17	197
Proceeds from reinvestment of distributions	6	72	5	58
Payments for shares redeemed	(15)	(177)	(48)	(544)
Net increase (decrease)	(2)	(23)	(26)	(289)
Class R1
Proceeds from shares sold	719	8,499	2,561	29,401
Proceeds from reinvestment of distributions	261	3,058	300	3,376
Payments for shares redeemed	(2,157)	(25,540)	(5,917)	(67,478)
Net increase (decrease)	(1,177)	(13,983)	(3,056)	(34,701)
Class R2
Proceeds from shares sold	324	3,850	357	4,119
Proceeds from reinvestment of distributions	42	493	46	511
Payments for shares redeemed	(344)	(4,091)	(1,123)	(12,815)
Net increase (decrease)	22	252	(720)	(8,185)
Class R3
Proceeds from shares sold	481	5,674	1,530	17,460
Proceeds from reinvestment of distributions	150	1,754	137	1,535
Payments for shares redeemed	(1,993)	(23,541)	(2,750)	(31,485)
Net increase (decrease)	(1,362)	(16,113)	(1,083)	(12,490)
Class S
Proceeds from shares sold	135	1,595	436	4,993
Proceeds from reinvestment of distributions	58	685	52	590
Payments for shares redeemed	(281)	(3,317)	(759)	(8,704)
Net increase (decrease)	(88)	(1,037)	(271)	(3,121)
Total increase (decrease)	(2,627)	$(31,136)	(5,114)	$(58,301)

See accompanying notes which are an integral part of the financial statements.

62 2020 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	11.92	.16	.25	.41	(.16)	(.23)
October 31, 2013	11.17	.24	.80	1.04	(.29)	—
October 31, 2012	10.55	.32	.54	.86	(.24)	—
October 31, 2011	10.63	.42	(.11)	.31	(.39)	—
October 31, 2010	9.42	.25	1.23	1.48	(.27)	—
October 31, 2009	8.20	.24	1.21	1.45	(.23)	—

Class E
April 30, 2014*	11.94	.16	.25	.41	(.16)	(.23)
October 31, 2013	11.19	.30	.74	1.04	(.29)	—
October 31, 2012	10.57	.25	.62	.87	(.25)	—
October 31, 2011	10.63	.88	(.56)	.32	(.38)	—
October 31, 2010	9.42	.26	1.22	1.48	(.27)	—
October 31, 2009	8.19	.24	1.22	1.46	(.23)	—

Class R1
April 30, 2014*	11.93	.17	.25	.42	(.18)	(.23)
October 31, 2013	11.18	.34	.73	1.07	(.32)	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—
October 31, 2011	10.64	.40	(.07)	.33	(.41)	—
October 31, 2010	9.43	.28	1.22	1.50	(.29)	—
October 31, 2009	8.20	.25	1.23	1.48	(.25)	—

Class R2
April 30, 2014*	11.92	.15	.26	.41	(.16)	(.23)
October 31, 2013	11.17	.30	.74	1.04	(.29)	—
October 31, 2012	10.54	.27	.60	.87	(.24)	—
October 31, 2011	10.62	.36	(.06)	.30	(.38)	—
October 31, 2010	9.41	.26	1.22	1.48	(.27)	—
October 31, 2009	8.18	.24	1.22	1.46	(.23)	—

Class R3
April 30, 2014*	11.90	.15	.24	.39	(.14)	(.23)
October 31, 2013	11.15	.27	.74	1.01	(.26)	—
October 31, 2012	10.52	.23	.62	.85	(.22)	—
October 31, 2011	10.61	.35	(.08)	.27	(.36)	—
October 31, 2010	9.40	.24	1.21	1.45	(.24)	—
October 31, 2009	8.17	.21	1.23	1.44	(.21)	—

Class S
April 30, 2014*	11.93	.17	.26	.43	(.18)	(.23)
October 31, 2013	11.18	.32	.75	1.07	(.32)	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—
October 31, 2011	10.64	.39	(.06)	.33	(.41)	—
October 31, 2010	9.42	.30	1.21	1.51	(.29)	—
October 31, 2009	8.19	.25	1.23	1.48	(.25)	—

See accompanying notes which are an integral part of the financial statements.

63 2020 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.39)	11.94	3.51	1,225.25		.25	1.39	8
(.29)	11.92	9.52	1,460.25		.25	2.11	15
(.24)	11.17	8.33	902.25		.25	3.02	21
(.39)	10.55	2.89	1,913.25		.25	3.85	24
(.27)	10.63	15.93	2,542.70		.25	2.46	32
(.23)	9.42	18.10	1,484.82		.25	2.91	15

(.39)	11.96	3.51	2,220.25		.25	1.34	8
(.29)	11.94	9.48	2,240.25		.25	2.62	15
(.25)	11.19	8.39	2,380.25		.25	2.30	21
(.38)	10.57	3.07	2,455.25		.25	8.23	24
(.27)	10.63	15.91	15,771.71		.25	2.62	32
(.23)	9.42	18.26	11,769.82		.25	2.83	15

(.41)	11.94	3.55	79,022	—	—	1.48	8
(.32)	11.93	9.77	92,947	—	—	2.95	15
(.28)	11.18	8.68	121,239	—	—	2.51	21
(.41)	10.56	3.17	111,545	—	—	3.63	24
(.29)	10.64	16.31	84,152.45		—	2.84	32
(.25)	9.43	18.38	44,337.56		—	3.00	15

(.39)	11.94	3.51	17,462.25		.25	1.29	8
(.29)	11.92	9.48	17,172.25		.25	2.65	15
(.24)	11.17	8.46	24,126.25		.25	2.55	21
(.38)	10.54	2.88	44,217.25		.25	3.25	24
(.27)	10.62	15.94	44,060.71		.25	2.59	32
(.23)	9.41	18.26	26,236.82		.25	2.94	15

(.37)	11.92	3.37	43,126.50		.50	1.24	8
(.26)	11.90	9.23	59,271.50		.50	2.38	15
(.22)	11.15	8.19	67,605.50		.50	2.17	21
(.36)	10.52	2.56	91,714.50		.50	3.20	24
(.24)	10.61	15.66	90,563.96		.50	2.41	32
(.21)	9.40	18.05	74,142	1.06	.50	2.52	15

(.41)	11.95	3.64	19,529	—	—	1.46	8
(.32)	11.93	9.77	20,550	—	—	2.80	15
(.28)	11.18	8.68	22,285	—	—	2.53	21
(.41)	10.56	3.17	18,962	—	—	3.60	24
(.29)	10.64	16.30	15,600.47		—	2.96	32
(.25)	9.42	18.53	19,494.57		—	3.06	15

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 64

Russell Investment Company 2025 Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2013	$1,000.00	$1,000.00
which for this Fund is from November 1, 2013 to April 30, 2014.	Ending Account Value
	April 30, 2014	$1,041.80	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
		Actual	return before
that you paid over the period. Simply divide your account value by	Class R2	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2013	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,039.60	$1,023.55
	Expenses Paid During Period*	$1.26	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R3	Performance	expenses)
Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2013	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2014	$1,039.30	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.53	$2.51
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2025 Strategy Fund 65

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
		Fair			Fair
		Value			Value
Shares		$		Shares	$
Investments 100.0%			Russell Strategic Bond Fund	1,446,019	15,863
Other Russell Investment					17,847
Company Series Mutual Funds -			International Equities - 23.0%
Class Y Shares			Russell Emerging Markets Fund	60,095	1,084
Alternative - 6.7%			Russell Global Equity Fund	259,083	2,977
			Russell International Developed Markets
Russell Commodity Strategies Fund	164,802	1,483	Fund	135,529	5,067
Russell Global Real Estate Securities					9,128
Fund	31,002	1,196
		2,679
			Total Investments 100.0%
Domestic Equities - 25.3%			(identified cost $31,087)		39,681
Russell U.S. Core Equity Fund	85,686	3,471
Russell U.S. Defensive Equity Fund	62,426	2,693	Other Assets and Liabilities,
Russell U.S. Dynamic Equity Fund	201,262	2,383	Net - (0.0%)		(7)
Russell U.S. Small Cap Equity Fund	48,962	1,480
		10,027	Net Assets - 100.0%		39,674
Fixed Income - 45.0%
Russell Investment Grade Bond Fund	89,594	1,984

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	6.7
Domestic Equities	25.3
Fixed Income	45.0
International Equities	23.0
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

66 2025 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$31,087
Investments, at fair value	39,681
Receivables:
Fund shares sold	11
Total assets	39,692
Liabilities
Payables:
Investments purchased	4
Fund shares redeemed	7
Accrued fees to affiliates	7
Total liabilities	18
Net Assets	$39,674
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(8)
Accumulated net realized gain (loss)	1,484
Unrealized appreciation (depreciation) on investments	8,594
Shares of beneficial interest	38
Additional paid-in capital	29,566
Net Assets	$39,674
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$10.52
Class R1 — Net assets	$18,748,842
Class R1 — Shares outstanding ($.01 par value)	1,782,773
Net asset value per share: Class R2(#)	$10.52
Class R2 — Net assets	$7,325,643
Class R2 — Shares outstanding ($.01 par value)	696,323
Net asset value per share: Class R3(#)	$10.49
Class R3 — Net assets	$13,599,615
Class R3 — Shares outstanding ($.01 par value)	1,296,844
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 67

Russell Investment Company 2025 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$ 730

Expenses
Distribution fees - Class R3	18
Shareholder servicing fees - Class R2	9
Shareholder servicing fees - Class R3	18
Total expenses	45
Net investment income (loss)	685

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,442
Capital gain distributions from Underlying Funds	478
Net realized gain (loss)	1,920
Net change in unrealized appreciation (depreciation) on investments	(951)
Net realized and unrealized gain (loss)	969
Net Increase (Decrease) in Net Assets from Operations	$ 1,654

See accompanying notes which are an integral part of the financial statements.

68 2025 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$685	$1,343
Net realized gain (loss)	1,920	2,220
Net change in unrealized appreciation (depreciation)	(951)	2,443
Net increase (decrease) in net assets from operations	1,654	6,006
Distributions
From net investment income
Class R1	(376)	(903)
Class R2	(97)	(144)
Class R3	(220)	(297)
From net realized gain
Class R1	(1,048)	(695)
Class R2	(292)	(116)
Class R3	(727)	(273)
Net decrease in net assets from distributions	(2,760)	(2,428)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(5,258)	(13,000)

Total Net Increase (Decrease) in Net Assets	(6,364)	(9,422)

Net Assets
Beginning of period	46,038	55,460
End of period	$39,674	$46,038
Undistributed (overdistributed) net investment income included in net assets	$(8)	$—

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 69

Russell Investment Company 2025 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	283	$2,938	980	$10,064
Proceeds from reinvestment of distributions	138	1,424	161	1,598
Payments for shares redeemed	(741)	(7,774)	(2,523)	(25,740)
Net increase (decrease)	(320)	(3,412)	(1,382)	(14,078)
Class R2
Proceeds from shares sold	135	1,414	222	2,290
Proceeds from reinvestment of distributions	38	388	26	260
Payments for shares redeemed	(100)	(1,075)	(248)	(2,544)
Net increase (decrease)	73	727	—	6
Class R3
Proceeds from shares sold	240	2,511	603	6,161
Proceeds from reinvestment of distributions	92	947	58	570
Payments for shares redeemed	(574)	(6,031)	(559)	(5,659)
Net increase (decrease)	(242)	(2,573)	102	1,072
Total increase (decrease)	(489)	$(5,258)	(1,280)	$(13,000)

See accompanying notes which are an integral part of the financial statements.

70 2025 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2014*	10.80	.18	.26	.44	(.19)	(.53)
October 31, 2013	10.01	.28	.96	1.24	(.26)	(.19)
October 31, 2012	9.44	.22	.61	.83	(.23)	(.03)
October 31, 2011	9.49	.30	(.02)	.28	(.33)	—(h)
October 31, 2010	8.31	.20	1.20	1.40	(.22)	—
October 31, 2009	7.21	.15	1.09	1.24	(.14)	—

Class R2
April 30, 2014*	10.81	.16	.25	.41	(.17)	(.53)
October 31, 2013	10.01	.23	1.00	1.23	(.24)	(.19)
October 31, 2012	9.44	.22	.58	.80	(.20)	(.03)
October 31, 2011	9.48	.30	(.04)	.26	(.30)	—(h)
October 31, 2010	8.30	.20	1.18	1.38	(.20)	—
October 31, 2009	7.20	.13	1.09	1.22	(.12)	—

Class R3
April 30, 2014*	10.77	.15	.26	.41	(.16)	(.53)
October 31, 2013	9.98	.20	.99	1.19	(.21)	(.19)
October 31, 2012	9.41	.19	.58	.77	(.17)	(.03)
October 31, 2011	9.46	.25	(.02)	.23	(.28)	—(h)
October 31, 2010	8.29	.17	1.18	1.35	(.18)	—
October 31, 2009	7.20	.12	1.08	1.20	(.11)	—

See accompanying notes which are an integral part of the financial statements.

71 2025 Strategy Fund

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	(b)(c)(e)	Turnover Rate(c)

(.72)	10.52	4.18	18,749	—	—	1.71	16
(.45)	10.80	12.93	22,717	—	—	2.75	28
(.26)	10.01	9.00	34,875	—	—	2.32	37
(.33)	9.44	2.91	28,255	—	—	3.07	27
(.22)	9.49	17.14	19,470.72		—	2.30	26
(.14)	8.31	17.67	3,863	2.12	—	1.93	12

(.70)	10.52	3.96	7,326.25		.25	1.53	16
(.43)	10.81	12.68	6,736.25		.25	2.20	28
(.23)	10.01	8.67	6,235.25		.25	2.28	37
(.30)	9.44	2.74	8,188.25		.25	3.05	27
(.20)	9.48	16.89	8,541	1.01	.25	2.27	26
(.12)	8.30	17.47	3,020	2.58	.25	1.80	12

(.69)	10.49	3.93	13,599.50		.50	1.46	16
(.40)	10.77	12.41	16,585.50		.50	1.99	28
(.20)	9.98	8.40	14,350.50		.50	2.00	37
(.28)	9.41	2.42	16,037.50		.50	2.57	27
(.18)	9.46	16.54	11,365	1.24	.50	1.87	26
(.11)	8.29	17.10	5,117	2.82	.50	1.66	12

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 72

Russell Investment Company 2030 Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class A	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2013	$1,000.00	$1,000.00
which for this Fund is from November 1, 2013 to April 30, 2014.	Ending Account Value
	April 30, 2014	$1,045.50	$1,023.55
Actual Expenses	Expenses Paid During Period*	$1.27	$1.25
The information in the table under the heading “Actual
Performance” provides information about actual account values	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
and actual expenses. You may use the information in this column,	account value over the period, multiplied by 181/365 (to reflect the one-half
together with the amount you invested, to estimate the expenses	year period).
that you paid over the period. Simply divide your account value by
Hypothetical
$1,000 (for example, an $8,600 account value divided by $1,000			Performance (5%
= 8.6), then multiply the result by the number in the first column		Actual	return before
in the row entitled “Expenses Paid During Period” to estimate	Class E	Performance	expenses)
the expenses you paid on your account during this period.	Beginning Account Value
	November 1, 2013	$1,000.00	$1,000.00
Hypothetical Example for Comparison Purposes	Ending Account Value
	April 30, 2014	$1,046.00	$1,023.55
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$1.27	$1.25
Performance (5% return before expenses)” provides information
about hypothetical account values and hypothetical expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
based on the Fund’s actual expense ratio and an assumed rate of	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
return of 5% per year before expenses, which is not the Fund’s	year period).
actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or			Hypothetical
Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class R1	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
5% hypothetical examples that appear in the shareholder reports	November 1, 2013	$1,000.00	$1,000.00
of other funds.	Ending Account Value
	April 30, 2014	$1,047.20	$1,024.79
	Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

2030 Strategy Fund 73

Russell Investment Company 2030 Strategy Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R2	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,045.90	$1,023.55
Expenses Paid During Period*	$1.27	$1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R3	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,044.50	$1,022.32
Expenses Paid During Period*	$2.53	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,047.20	$1,024.79
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

74 2030 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
	Shares	$		Shares	$

Investments 100.0%			Fixed Income - 30.0%
Other Russell Investment			Russell Strategic Bond Fund	4,246,567	46,585
Company Series Mutual Funds -

Class Y Shares			International Equities - 29.0%
Alternative - 8.5%			Russell Emerging Markets Fund	297,570	5,368
Russell Commodity Strategies Fund	860,166	7,742	Russell Global Equity Fund	1,216,018	13,972
Russell Global Real Estate Securities			Russell International Developed Markets
Fund	141,260	5,448	Fund	685,935	25,647
		13,190			44,987

Domestic Equities - 32.5%
Russell U.S. Core Equity Fund	459,515	18,615	Total Investments 100.0%
Russell U.S. Defensive Equity Fund	270,729	11,679	(identified cost $111,349)		155,097
Russell U.S. Dynamic Equity Fund	1,047,456	12,402
Russell U.S. Small Cap Equity Fund	252,690	7,639	Other Assets and Liabilities,
		50,335	Net - (0.0%)		(19)

			Net Assets - 100.0%		155,078

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	8.5
Domestic Equities	32.5
Fixed Income	30.0
International Equities	29.0
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 75

Russell Investment Company

2030 Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$111,349
Investments, at fair value	155,097
Receivables:
Investments sold	160
Fund shares sold	69
Total assets	155,326
Liabilities
Payables:
Fund shares redeemed	226
Accrued fees to affiliates	22
Total liabilities	248
Net Assets	$155,078
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(23)
Accumulated net realized gain (loss)	4,440
Unrealized appreciation (depreciation) on investments	43,748
Shares of beneficial interest	126
Additional paid-in capital	106,787
Net Assets	$155,078
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.37
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.12
Class A — Net assets	$1,978,771
Class A — Shares outstanding ($.01 par value)	159,928
Net asset value per share: Class E(#)	$12.28
Class E — Net assets	$567,639
Class E — Shares outstanding ($.01 par value)	46,230
Net asset value per share: Class R1(#)	$12.30
Class R1 — Net assets	$70,806,928
Class R1 — Shares outstanding ($.01 par value)	5,756,492
Net asset value per share: Class R2(#)	$12.28
Class R2 — Net assets	$19,320,925
Class R2 — Shares outstanding ($.01 par value)	1,572,922
Net asset value per share: Class R3(#)	$12.29
Class R3 — Net assets	$41,698,951
Class R3 — Shares outstanding ($.01 par value)	3,393,425
Net asset value per share: Class S(#)	$12.30
Class S — Net assets	$20,704,333
Class S — Shares outstanding ($.01 par value)	1,683,466
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

76 2030 Strategy Fund

Russell Investment Company 2030 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$ 3,402

Expenses
Distribution fees - Class A	2
Distribution fees - Class R3	60
Shareholder servicing fees - Class E	1
Shareholder servicing fees - Class R2	23
Shareholder servicing fees - Class R3	60
Total expenses	146
Net investment income (loss)	3,256

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	7,871
Capital gain distributions from Underlying Funds	2,348
Net realized gain (loss)	10,219
Net change in unrealized appreciation (depreciation) on investments	(5,848)
Net realized and unrealized gain (loss)	4,371
Net Increase (Decrease) in Net Assets from Operations	$ 7,627

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 77

Russell Investment Company

2030 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,256	$3,658
Net realized gain (loss)	10,219	6,165
Net change in unrealized appreciation (depreciation)	(5,848)	18,028
Net increase (decrease) in net assets from operations	7,627	27,851
Distributions
From net investment income
Class A	(37)	(40)
Class E	(10)	(11)
Class R1	(1,600)	(1,889)
Class R2	(354)	(378)
Class R3	(866)	(862)
Class S	(412)	(481)
Net decrease in net assets from distributions	(3,279)	(3,661)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(28,246)	(31,882)

Total Net Increase (Decrease) in Net Assets	(23,898)	(7,692)

Net Assets
Beginning of period	178,976	186,668
End of period	$155,078	$178,976
Undistributed (overdistributed) net investment income included in net assets	$(23)	$—

See accompanying notes which are an integral part of the financial statements.

78 2030 Strategy Fund

Russell Investment Company 2030 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1	$15	2	$29
Proceeds from reinvestment of distributions	3	37	4	40
Payments for shares redeemed	(37)	(451)	(6)	(70)
Net increase (decrease)	(33)	(399)	—	(1)
Class E
Proceeds from shares sold	14	170	19	208
Proceeds from reinvestment of distributions	1	10	1	11
Payments for shares redeemed	(13)	(153)	(32)	(361)
Net increase (decrease)	2	27	(12)	(142)
Class R1
Proceeds from shares sold	741	8,941	1,889	21,168
Proceeds from reinvestment of distributions	132	1,600	175	1,889
Payments for shares redeemed	(2,092)	(25,370)	(3,407)	(38,023)
Net increase (decrease)	(1,219)	(14,829)	(1,343)	(14,966)
Class R2
Proceeds from shares sold	146	1,756	353	3,947
Proceeds from reinvestment of distributions	29	354	35	378
Payments for shares redeemed	(286)	(3,448)	(758)	(8,378)
Net increase (decrease)	(111)	(1,338)	(370)	(4,053)
Class R3
Proceeds from shares sold	465	5,621	1,284	14,318
Proceeds from reinvestment of distributions	72	866	81	862
Payments for shares redeemed	(1,447)	(17,462)	(1,924)	(21,527)
Net increase (decrease)	(910)	(10,975)	(559)	(6,347)
Class S
Proceeds from shares sold	161	1,945	465	5,176
Proceeds from reinvestment of distributions	34	412	45	481
Payments for shares redeemed	(257)	(3,089)	(1,081)	(12,030)
Net increase (decrease)	(62)	(732)	(571)	(6,373)
Total increase (decrease)	(2,333)	$(28,246)	(2,855)	$(31,882)

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 79

Russell Investment Company

2030 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income
Class A
April 30, 2014*	12.05	.22	.32	.54	(.22)
October 31, 2013	10.55	.21	1.50	1.71	(.21)
October 31, 2012	9.92	.17	.64	.81	(.18)
October 31, 2011	9.92	.23	.01	.24	(.24)
October 31, 2010	8.60	.17	1.32	1.49	(.17)
October 31, 2009	7.45	.10	1.14	1.24	(.09)

Class E
April 30, 2014*	11.96	.23	.32	.55	(.23)
October 31, 2013	10.48	.21	1.48	1.69	(.21)
October 31, 2012	9.84	.19	.63	.82	(.18)
October 31, 2011	9.87	.79	(.59)	.20	(.23)
October 31, 2010	8.56	.16	1.32	1.48	(.17)
October 31, 2009	7.46	.10	1.09	1.19	(.09)

Class R1
April 30, 2014*	11.98	.24	.32	.56	(.24)
October 31, 2013	10.49	.24	1.49	1.73	(.24)
October 31, 2012	9.86	.20	.64	.84	(.21)
October 31, 2011	9.87	.24	.02	.26	(.27)
October 31, 2010	8.57	.19	1.30	1.49	(.19)
October 31, 2009	7.46	.11	1.11	1.22	(.11)

Class R2
April 30, 2014*	11.96	.22	.33	.55	(.23)
October 31, 2013	10.48	.21	1.48	1.69	(.21)
October 31, 2012	9.84	.20	.61	.81	(.17)
October 31, 2011	9.85	.21	.02	.23	(.24)
October 31, 2010	8.55	.16	1.31	1.47	(.17)
October 31, 2009	7.45	.10	1.09	1.19	(.09)

Class R3
April 30, 2014*	11.97	.22	.31	.53	(.21)
October 31, 2013	10.48	.19	1.48	1.67	(.18)
October 31, 2012	9.84	.16	.63	.79	(.15)
October 31, 2011	9.85	.21	(.01)	.20	(.21)
October 31, 2010	8.55	.14	1.31	1.45	(.15)
October 31, 2009	7.45	.08	1.10	1.18	(.08)

Class S
April 30, 2014*	11.98	.24	.32	.56	(.24)
October 31, 2013	10.49	.24	1.49	1.73	(.24)
October 31, 2012	9.86	.20	.64	.84	(.21)
October 31, 2011	9.87	.25	.01	.26	(.27)
October 31, 2010	8.57	.18	1.31	1.49	(.19)
October 31, 2009	7.46	.12	1.09	1.22	(.11)

See accompanying notes which are an integral part of the financial statements.

80 2030 Strategy Fund

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	(b)(c)(e)	Turnover Rate(c)

(.22)	12.37	4.55	1,979.25		.25	1.79	11
(.21)	12.05	16.42	2,321.25		.25	1.85	16
(.18)	10.55	8.32	2,033.25		.25	1.70	26
(.24)	9.92	2.39	1,820.25		.25	2.21	28
(.17)	9.92	17.51	1,603.74		.25	1.93	25
(.09)	8.60	16.92	1,791.86		.25	1.43	9

(.23)	12.28	4.60	568.25		.25	1.91	11
(.21)	11.96	16.34	527.25		.25	1.84	16
(.18)	10.48	8.46	589.25		.25	1.90	26
(.23)	9.84	2.02	975.25		.25	7.79	28
(.17)	9.87	17.48	14,733.73		.25	1.77	25
(.09)	8.56	16.24	10,639.85		.25	1.36	9

(.24)	12.30	4.72	70,807	—	—	2.00	11
(.24)	11.98	16.71	83,569	—	—	2.18	16
(.21)	10.49	8.65	87,265	—	—	1.99	26
(.27)	9.86	2.55	79,046	—	—	2.39	28
(.19)	9.87	17.63	53,702.48		—	1.98	25
(.11)	8.57	16.65	31,322.59		—	1.49	9

(.23)	12.28	4.59	19,321.25		.25	1.84	11
(.21)	11.96	16.33	20,147.25		.25	1.86	16
(.17)	10.48	8.43	21,520.25		.25	1.96	26
(.24)	9.84	2.27	38,352.25		.25	2.03	28
(.17)	9.85	17.39	39,163.73		.25	2.05	25
(.09)	8.55	16.26	23,534.85		.25	1.41	9

(.21)	12.29	4.45	41,699.50		.50	1.79	11
(.18)	11.97	16.13	51,507.50		.50	1.66	16
(.15)	10.48	8.15	50,961.50		.50	1.64	26
(.21)	9.84	2.03	71,140.50		.50	2.09	28
(.15)	9.85	17.09	72,164.98		.50	1.72	25
(.08)	8.55	16.03	56,115	1.10	.50	1.03	9

(.24)	12.30	4.72	20,704	—	—	1.98	11
(.24)	11.98	16.71	20,905	—	—	2.15	16
(.21)	10.49	8.65	24,300	—	—	1.98	26
(.27)	9.86	2.55	22,043	—	—	2.48	28
(.19)	9.87	17.77	19,124.48		—	1.52	25
(.11)	8.57	16.51	15,945.60		—	1.57	9

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 81

Russell Investment Company 2035 Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2013	$1,000.00	$1,000.00
which for this Fund is from November 1, 2013 to April 30, 2014.	Ending Account Value
	April 30, 2014	$1,053.10	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
		Actual	return before
that you paid over the period. Simply divide your account value by	Class R2	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2013	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,051.80	$1,023.55
	Expenses Paid During Period*	$1.27	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R3	Performance	expenses)
Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2013	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2014	$1,049.60	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.54	$2.51
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

82 2035 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
Shares		$		Shares	$

Investments 100.0%			Fixed Income - 10.0%
Other Russell Investment			Russell Strategic Bond Fund	244,819	2,686
Company Series Mutual Funds -

Class Y Shares			International Equities - 37.0%
Alternative - 10.9%			Russell Emerging Markets Fund	66,887	1,207
Russell Commodity Strategies Fund	178,314	1,605	Russell Global Equity Fund	269,544	3,097
Russell Global Real Estate Securities			Russell International Developed Markets
Fund	34,916	1,347	Fund	151,443	5,662
		2,952			9,966

Domestic Equities - 42.1%
Russell U.S. Core Equity Fund	106,457	4,313	Total Investments 100.0%
Russell U.S. Defensive Equity Fund	50,126	2,162	(identified cost $19,140)		26,943
Russell U.S. Dynamic Equity Fund	263,021	3,114
Russell U.S. Small Cap Equity Fund	57,899	1,750	Other Assets and Liabilities,
		11,339	Net - (0.0%)		(6)

			Net Assets - 100.0%		26,937

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	10.9
Domestic Equities	42.1
Fixed Income	10.0
International Equities	37.0
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 83

Russell Investment Company

2035 Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$19,140
Investments, at fair value	26,943
Receivables:
Fund shares sold	12
Total assets	26,955
Liabilities
Payables:
Investments purchased	12
Accrued fees to affiliates	6
Total liabilities	18
Net Assets	$26,937
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(8)
Accumulated net realized gain (loss)	692
Unrealized appreciation (depreciation) on investments	7,803
Shares of beneficial interest	24
Additional paid-in capital	18,426
Net Assets	$26,937
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$11.23
Class R1 — Net assets	$9,225,841
Class R1 — Shares outstanding ($.01 par value)	821,721
Net asset value per share: Class R2(#)	$11.22
Class R2 — Net assets	$7,188,244
Class R2 — Shares outstanding ($.01 par value)	640,720
Net asset value per share: Class R3(#)	$11.21
Class R3 — Net assets	$10,523,223
Class R3 — Shares outstanding ($.01 par value)	938,571
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

84 2035 Strategy Fund

Russell Investment Company 2035 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$ 673

Expenses
Distribution fees - Class R3	14
Shareholder servicing fees - Class R2	9
Shareholder servicing fees - Class R3	14
Total expenses	37
Net investment income (loss)	636

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	577
Capital gain distributions from Underlying Funds	469
Net realized gain (loss)	1,046
Net change in unrealized appreciation (depreciation) on investments	(247)
Net realized and unrealized gain (loss)	799
Net Increase (Decrease) in Net Assets from Operations	$ 1,435

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 85

Russell Investment Company

2035 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$636	$459
Net realized gain (loss)	1,046	604
Net change in unrealized appreciation (depreciation)	(247)	4,339
Net increase (decrease) in net assets from operations	1,435	5,402
Distributions
From net investment income
Class R1	(271)	(240)
Class R2	(133)	(89)
Class R3	(240)	(131)
From net realized gain
Class R1	(254)	(318)
Class R2	(132)	(148)
Class R3	(255)	(259)
Net decrease in net assets from distributions	(1,285)	(1,185)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(3,151)	(245)

Total Net Increase (Decrease) in Net Assets	(3,001)	3,972

Net Assets
Beginning of period	29,938	25,966
End of period	$26,937	$29,938
Undistributed (overdistributed) net investment income included in net assets	$(8)	$—

See accompanying notes which are an integral part of the financial statements.

86 2035 Strategy Fund

Russell Investment Company 2035 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	236	$2,609	1,083	$11,018
Proceeds from reinvestment of distributions	48	525	58	557
Payments for shares redeemed	(475)	(5,268)	(1,316)	(13,541)
Net increase (decrease)	(191)	(2,134)	(175)	(1,966)
Class R2
Proceeds from shares sold	124	1,376	180	1,861
Proceeds from reinvestment of distributions	24	264	25	237
Payments for shares redeemed	(68)	(759)	(208)	(2,141)
Net increase (decrease)	80	881	(3)	(43)
Class R3
Proceeds from shares sold	221	2,447	425	4,266
Proceeds from reinvestment of distributions	45	496	41	391
Payments for shares redeemed	(438)	(4,841)	(288)	(2,893)
Net increase (decrease)	(172)	(1,898)	178	1,764
Total increase (decrease)	(283)	$(3,151)	—	$(245)

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 87

Russell Investment Company

2035 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2014*	11.16	.25	.33	.58	(.26)	(.25)
October 31, 2013	9.68	.17	1.75	1.92	(.18)	(.26)
October 31, 2012	9.10	.17	.63	.80	(.17)	(.05)
October 31, 2011	9.13	.20	—(h)	.20	(.23)	—
October 31, 2010	7.92	.16	1.22	1.38	(.17)	—
October 31, 2009	6.86	.11	1.03	1.14	(.08)	—

Class R2
April 30, 2014*	11.15	.23	.34	.57	(.25)	(.25)
October 31, 2013	9.67	.16	1.74	1.90	(.16)	(.26)
October 31, 2012	9.09	.14	.63	.77	(.14)	(.05)
October 31, 2011	9.12	.20	(.03)	.17	(.20)	—
October 31, 2010	7.92	.14	1.21	1.35	(.15)	—
October 31, 2009	6.87	.07	1.05	1.12	(.07)	—

Class R3
April 30, 2014*	11.15	.23	.31	.54	(.23)	(.25)
October 31, 2013	9.67	.12	1.75	1.87	(.13)	(.26)
October 31, 2012	9.08	.13	.62	.75	(.11)	(.05)
October 31, 2011	9.11	.15	—(h)	.15	(.18)	—
October 31, 2010	7.91	.10	1.23	1.33	(.13)	—
October 31, 2009	6.87	.06	1.03	1.09	(.05)	—

See accompanying notes which are an integral part of the financial statements.

88 2035 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.51)	11.23	5.31	9,226	—	—	2.29	15
(.44)	11.16	20.63	11,299	—	—	1.68	44
(.22)	9.68	8.99	11,495	—	—	1.78	47
(.23)	9.10	2.10	9,728	—	—	2.13	42
(.17)	9.13	17.61	7,252	1.03	—	1.87	19
(.08)	7.92	17.01	1,927	3.59	—	1.49	13

(.50)	11.22	5.18	7,188.25		.25	2.11	15
(.42)	11.15	20.36	6,258.25		.25	1.52	44
(.19)	9.67	8.72	5,457.25		.25	1.49	47
(.20)	9.09	1.81	4,944.25		.25	2.12	42
(.15)	9.12	17.22	6,021	1.30	.25	1.64	19
(.07)	7.92	16.79	1,738	3.63	.25	1.06	13

(.48)	11.21	4.96	10,523.50		.50	2.04	15
(.39)	11.15	20.06	12,381.50		.50	1.21	44
(.16)	9.67	8.50	9,014.50		.50	1.36	47
(.18)	9.08	1.60	9,473.50		.50	1.64	42
(.13)	9.11	16.98	6,728	1.54	.50	1.22	19
(.05)	7.91	16.43	2,877	3.83	.50	.86	13

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 89

Russell Investment Company 2040 Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class A	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2013	$1,000.00	$1,000.00
which for this Fund is from November 1, 2013 to April 30, 2014.	Ending Account Value
	April 30, 2014	$1,051.40	$1,023.55
Actual Expenses	Expenses Paid During Period*	$1.27	$1.25
The information in the table under the heading “Actual
Performance” provides information about actual account values	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
and actual expenses. You may use the information in this column,	account value over the period, multiplied by 181/365 (to reflect the one-half
together with the amount you invested, to estimate the expenses	year period).
that you paid over the period. Simply divide your account value by
Hypothetical
$1,000 (for example, an $8,600 account value divided by $1,000			Performance (5%
= 8.6), then multiply the result by the number in the first column		Actual	return before
in the row entitled “Expenses Paid During Period” to estimate	Class E	Performance	expenses)
the expenses you paid on your account during this period.	Beginning Account Value
	November 1, 2013	$1,000.00	$1,000.00
Hypothetical Example for Comparison Purposes	Ending Account Value
	April 30, 2014	$1,051.40	$1,023.55
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$1.27	$1.25
Performance (5% return before expenses)” provides information
about hypothetical account values and hypothetical expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
based on the Fund’s actual expense ratio and an assumed rate of	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
return of 5% per year before expenses, which is not the Fund’s	year period).
actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or			Hypothetical
Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class R1	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
5% hypothetical examples that appear in the shareholder reports	November 1, 2013	$1,000.00	$1,000.00
of other funds.	Ending Account Value
	April 30, 2014	$1,052.60	$1,024.79
	Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

90 2040 Strategy Fund

Russell Investment Company 2040 Strategy Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R2	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,051.40	$1,023.55
Expenses Paid During Period*	$1.27	$1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R3	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,049.20	$1,022.32
Expenses Paid During Period*	$2.54	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,052.60	$1,024.79
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

2040 Strategy Fund 91

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
	Shares	$		Shares	$

Investments 100.0%			Fixed Income - 10.0%
Other Russell Investment			Russell Strategic Bond Fund	1,133,592	12,436
Company Series Mutual Funds -

Class Y Shares			International Equities - 37.0%
Alternative - 11.0%			Russell Emerging Markets Fund	307,334	5,544
Russell Commodity Strategies Fund	826,616	7,440	Russell Global Equity Fund	1,244,966	14,305
Russell Global Real Estate Securities			Russell International Developed Markets
Fund	161,815	6,241	Fund	699,719	26,162
		13,681			46,011

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	491,066	19,893	Total Investments 100.0%
Russell U.S. Defensive Equity Fund	231,572	9,990	(identified cost $82,329)		124,325
Russell U.S. Dynamic Equity Fund	1,207,978	14,302
Russell U.S. Small Cap Equity Fund	265,031	8,012	Other Assets and Liabilities,
		52,197	Net - (0.0%)		(13)

			Net Assets - 100.0%		124,312

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	11.0
Domestic Equities	42.0
Fixed Income	10.0
International Equities	37.0
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

92 2040 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$82,329
Investments, at fair value	124,325
Receivables:
Investments sold	48
Fund shares sold	80
Total assets	124,453
Liabilities
Payables:
Fund shares redeemed	126
Accrued fees to affiliates	15
Total liabilities	141
Net Assets	$124,312
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(16)
Accumulated net realized gain (loss)	3,362
Unrealized appreciation (depreciation) on investments	41,996
Shares of beneficial interest	96
Additional paid-in capital	78,874
Net Assets	$124,312
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.89
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.68
Class A — Net assets	$1,094,451
Class A — Shares outstanding ($.01 par value)	84,899
Net asset value per share: Class E(#)	$12.89
Class E — Net assets	$1,206,924
Class E — Shares outstanding ($.01 par value)	93,664
Net asset value per share: Class R1(#)	$12.90
Class R1 — Net assets	$63,214,346
Class R1 — Shares outstanding ($.01 par value)	4,899,238
Net asset value per share: Class R2(#)	$12.90
Class R2 — Net assets	$12,759,899
Class R2 — Shares outstanding ($.01 par value)	989,048
Net asset value per share: Class R3(#)	$12.87
Class R3 — Net assets	$26,210,985
Class R3 — Shares outstanding ($.01 par value)	2,035,954
Net asset value per share: Class S(#)	$12.90
Class S — Net assets	$19,825,776
Class S — Shares outstanding ($.01 par value)	1,536,434
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 93

Russell Investment Company 2040 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$ 3,161

Expenses
Distribution fees - Class A	1
Distribution fees - Class R3	42
Shareholder servicing fees - Class E	1
Shareholder servicing fees - Class R2	15
Shareholder servicing fees - Class R3	42
Total expenses	101
Net investment income (loss)	3,060

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,360
Capital gain distributions from Underlying Funds	2,222
Net realized gain (loss)	6,582
Net change in unrealized appreciation (depreciation) on investments	(2,872)
Net realized and unrealized gain (loss)	3,710
Net Increase (Decrease) in Net Assets from Operations	$ 6,770

See accompanying notes which are an integral part of the financial statements.

94 2040 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,060	$2,311
Net realized gain (loss)	6,582	4,473
Net change in unrealized appreciation (depreciation)	(2,872)	19,245
Net increase (decrease) in net assets from operations	6,770	26,029
Distributions
From net investment income
Class A	(23)	(15)
Class E	(25)	(17)
Class R1	(1,550)	(1,124)
Class R2	(266)	(205)
Class R3	(725)	(514)
Class S	(488)	(437)
Net decrease in net assets from distributions	(3,077)	(2,312)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(19,190)	(21,566)

Total Net Increase (Decrease) in Net Assets	(15,497)	2,151

Net Assets
Beginning of period	139,809	137,658
End of period	$124,312	$139,809
Undistributed (overdistributed) net investment income included in net assets	$(16)	$1

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 95

Russell Investment Company 2040 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$2	—	$5
Proceeds from reinvestment of distributions	2	24	1	15
Payments for shares redeemed	(1)	(10)	(3)	(39)
Net increase (decrease)	1	16	(2)	(19)
Class E
Proceeds from shares sold	17	209	28	315
Proceeds from reinvestment of distributions	2	25	1	17
Payments for shares redeemed	(13)	(159)	(34)	(403)
Net increase (decrease)	6	75	(5)	(71)
Class R1
Proceeds from shares sold	729	9,224	1,528	17,606
Proceeds from reinvestment of distributions	122	1,550	103	1,124
Payments for shares redeemed	(1,257)	(15,988)	(1,921)	(22,093)
Net increase (decrease)	(406)	(5,214)	(290)	(3,363)
Class R2
Proceeds from shares sold	121	1,536	285	3,297
Proceeds from reinvestment of distributions	21	266	19	205
Payments for shares redeemed	(130)	(1,651)	(592)	(6,825)
Net increase (decrease)	12	151	(288)	(3,323)
Class R3
Proceeds from shares sold	340	4,295	1,089	12,355
Proceeds from reinvestment of distributions	58	725	48	514
Payments for shares redeemed	(1,290)	(16,271)	(1,823)	(20,818)
Net increase (decrease)	(892)	(11,251)	(686)	(7,949)
Class S
Proceeds from shares sold	257	3,254	781	8,914
Proceeds from reinvestment of distributions	38	487	40	437
Payments for shares redeemed	(530)	(6,708)	(1,411)	(16,192)
Net increase (decrease)	(235)	(2,967)	(590)	(6,841)
Total increase (decrease)	(1,514)	$(19,190)	(1,861)	$(21,566)

See accompanying notes which are an integral part of the financial statements.

96 2040 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income
Class A
April 30, 2014*	12.53	.27	.37	.64	(.28)
October 31, 2013	10.58	.17	1.95	2.12	(.17)
October 31, 2012	9.89	.17	.67	.84	(.15)
October 31, 2011	9.92	.21	(.02)	.19	(.22)
October 31, 2010	8.61	.16	1.31	1.47	(.16)
October 31, 2009	7.49	.10	1.11	1.21	(.09)

Class E
April 30, 2014*	12.53	.28	.36	.64	(.28)
October 31, 2013	10.57	.17	1.96	2.13	(.17)
October 31, 2012	9.89	.16	.68	.84	(.16)
October 31, 2011	9.92	.79	(.61)	.18	(.21)
October 31, 2010	8.62	.16	1.31	1.47	(.17)
October 31, 2009	7.50	.10	1.11	1.21	(.09)

Class R1
April 30, 2014*	12.54	.29	.36	.65	(.29)
October 31, 2013	10.59	.21	1.94	2.15	(.20)
October 31, 2012	9.90	.18	.69	.87	(.18)
October 31, 2011	9.93	.22	—(h)	.22	(.25)
October 31, 2010	8.62	.18	1.32	1.50	(.19)
October 31, 2009	7.50	.11	1.12	1.23	(.11)

Class R2
April 30, 2014*	12.54	.27	.37	.64	(.28)
October 31, 2013	10.58	.18	1.95	2.13	(.17)
October 31, 2012	9.89	.18	.66	.84	(.15)
October 31, 2011	9.91	.18	.02	.20	(.22)
October 31, 2010	8.61	.15	1.31	1.46	(.16)
October 31, 2009	7.49	.10	1.11	1.21	(.09)

Class R3
April 30, 2014*	12.52	.27	.34	.61	(.26)
October 31, 2013	10.56	.15	1.95	2.10	(.14)
October 31, 2012	9.87	.14	.67	.81	(.12)
October 31, 2011	9.90	.19	(.03)	.16	(.19)
October 31, 2010	8.60	.14	1.30	1.44	(.14)
October 31, 2009	7.48	.08	1.12	1.20	(.08)

Class S
April 30, 2014*	12.54	.30	.35	.65	(.29)
October 31, 2013	10.59	.21	1.94	2.15	(.20)
October 31, 2012	9.90	.18	.69	.87	(.18)
October 31, 2011	9.93	.22	—(h)	.22	(.25)
October 31, 2010	8.62	.18	1.32	1.50	(.19)
October 31, 2009	7.50	.12	1.11	1.23	(.11)

See accompanying notes which are an integral part of the financial statements.

97 2040 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.28)	12.89	5.14	1,094.25		.25	2.16	8
(.17)	12.53	20.33	1,048.25		.25	1.52	14
(.15)	10.58	8.69	902.25		.25	1.71	26
(.22)	9.89	1.86	1,062.25		.25	2.03	23
(.16)	9.92	17.29	902.76		.25	1.79	19
(.09)	8.61	16.44	877.91		.25	1.41	8

(.28)	12.89	5.14	1,207.25		.25	2.19	8
(.17)	12.53	20.45	1,100.25		.25	1.49	14
(.16)	10.57	8.59	979.25		.25	1.55	26
(.21)	9.89	1.79	939.25		.25	7.73	23
(.17)	9.92	17.18	16,638.75		.25	1.77	19
(.09)	8.62	16.44	7,070.90		.25	1.33	8

(.29)	12.90	5.26	63,214	—	—	2.29	8
(.20)	12.54	20.61	66,546	—	—	1.79	14
(.18)	10.59	8.99	59,225	—	—	1.76	26
(.25)	9.90	2.12	52,962	—	—	2.19	23
(.19)	9.93	17.57	36,998.49		—	1.94	19
(.11)	8.62	16.71	19,892.63		—	1.47	8

(.28)	12.90	5.14	12,760.25		.25	2.16	8
(.17)	12.54	20.41	12,257.25		.25	1.58	14
(.15)	10.58	8.64	13,393.25		.25	1.81	26
(.22)	9.89	1.94	33,320.25		.25	1.70	23
(.16)	9.91	17.19	32,308.75		.25	1.67	19
(.09)	8.61	16.46	20,226.90		.25	1.39	8

(.26)	12.87	4.92	26,211.50		.50	2.15	8
(.14)	12.52	20.14	36,644.50		.50	1.34	14
(.12)	10.56	8.39	38,165.50		.50	1.38	26
(.19)	9.87	1.61	54,269.50		.50	1.85	23
(.14)	9.90	16.92	53,208	1.00	.50	1.48	19
(.08)	8.60	16.23	42,544	1.15	.50	1.04	8

(.29)	12.90	5.26	19,826	—	—	2.35	8
(.20)	12.54	20.61	22,214	—	—	1.87	14
(.18)	10.59	8.99	24,994	—	—	1.75	26
(.25)	9.90	2.12	21,638	—	—	2.18	23
(.19)	9.93	17.57	17,541.50		—	1.94	19
(.11)	8.62	16.71	13,004.65		—	1.56	8

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 98

Russell Investment Company 2045 Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2013	$1,000.00	$1,000.00
which for this Fund is from November 1, 2013 to April 30, 2014.	Ending Account Value
	April 30, 2014	$1,052.70	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
		Actual	return before
that you paid over the period. Simply divide your account value by	Class R2	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2013	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,051.30	$1,023.55
	Expenses Paid During Period*	$1.27	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R3	Performance	expenses)
Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2013	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2014	$1,050.10	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.54	$2.51
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2045 Strategy Fund 99

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
Shares		$		Shares	$

Investments 100.0%			Fixed Income - 10.0%
Other Russell Investment			Russell Strategic Bond Fund	127,847	1,402
Company Series Mutual Funds -

Class Y Shares			International Equities - 37.0%
Alternative - 11.0%			Russell Emerging Markets Fund	34,859	629
Russell Commodity Strategies Fund	93,299	840	Russell Global Equity Fund	140,361	1,613
Russell Global Real Estate Securities			Russell International Developed Markets
Fund	18,245	704	Fund	78,834	2,947
		1,544			5,189

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	55,394	2,244	Total Investments 100.0%
Russell U.S. Defensive Equity Fund	26,143	1,128	(identified cost $9,915)		14,032
Russell U.S. Dynamic Equity Fund	136,382	1,615
Russell U.S. Small Cap Equity Fund	30,099	910	Other Assets and Liabilities,
		5,897	Net - (0.0%)		(3)

			Net Assets - 100.0%		14,029

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	11.0
Domestic Equities	42.0
Fixed Income	10.0
International Equities	37.0
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

100 2045 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$9,915
Investments, at fair value	14,032
Receivables:
Fund shares sold	9
Total assets	14,041
Liabilities
Payables:
Investments purchased	9
Accrued fees to affiliates	3
Total liabilities	12
Net Assets	$14,029
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(3)
Accumulated net realized gain (loss)	325
Unrealized appreciation (depreciation) on investments	4,117
Shares of beneficial interest	13
Additional paid-in capital	9,577
Net Assets	$14,029
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$11.00
Class R1 — Net assets	$6,186,652
Class R1 — Shares outstanding ($.01 par value)	562,293
Net asset value per share: Class R2(#)	$11.02
Class R2 — Net assets	$3,788,369
Class R2 — Shares outstanding ($.01 par value)	343,787
Net asset value per share: Class R3(#)	$10.98
Class R3 — Net assets	$4,053,908
Class R3 — Shares outstanding ($.01 par value)	369,294
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 101

Russell Investment Company 2045 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$ 350

Expenses
Distribution fees - Class R3	6
Shareholder servicing fees - Class R2	4
Shareholder servicing fees - Class R3	6
Total expenses	16
Net investment income (loss)	334

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	300
Capital gain distributions from Underlying Funds	244
Net realized gain (loss)	544
Net change in unrealized appreciation (depreciation) on investments	(133)
Net realized and unrealized gain (loss)	411
Net Increase (Decrease) in Net Assets from Operations	$ 745

See accompanying notes which are an integral part of the financial statements.

102 2045 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$334	$217
Net realized gain (loss)	544	85
Net change in unrealized appreciation (depreciation)	(133)	2,333
Net increase (decrease) in net assets from operations	745	2,635
Distributions
From net investment income
Class R1	(165)	(107)
Class R2	(74)	(45)
Class R3	(100)	(65)
From net realized gain
Class R1	(55)	(114)
Class R2	(27)	(56)
Class R3	(38)	(95)
Net decrease in net assets from distributions	(459)	(482)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(2,534)	2,334

Total Net Increase (Decrease) in Net Assets	(2,248)	4,487

Net Assets
Beginning of period	16,277	11,790
End of period	$14,029	$16,277
Undistributed (overdistributed) net investment income included in net assets	$(3)	$2

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 103

Russell Investment Company 2045 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	171	$1,850	360	$3,589
Proceeds from reinvestment of distributions	20	220	24	221
Payments for shares redeemed	(255)	(2,771)	(339)	(3,356)
Net increase (decrease)	(64)	(701)	45	454
Class R2
Proceeds from shares sold	54	586	93	928
Proceeds from reinvestment of distributions	9	101	11	102
Payments for shares redeemed	(34)	(377)	(89)	(894)
Net increase (decrease)	29	310	15	136
Class R3
Proceeds from shares sold	86	935	350	3,393
Proceeds from reinvestment of distributions	13	138	17	159
Payments for shares redeemed	(299)	(3,216)	(187)	(1,808)
Net increase (decrease)	(200)	(2,143)	180	1,744
Total increase (decrease)	(235)	$(2,534)	240	$2,334

See accompanying notes which are an integral part of the financial statements.

104 2045 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2014*	10.78	.24	.32	.56	(.25)	(.09)
October 31, 2013	9.29	.18	1.67	1.85	(.17)	(.19)
October 31, 2012	9.10	.14	.62	.76	(.16)	(.41)
October 31, 2011	9.13	.20	—(h)	.20	(.23)	—
October 31, 2010	7.93	.17	1.20	1.37	(.17)	—
October 31, 2009	6.87	.10	1.05	1.15	(.09)	—

Class R2
April 30, 2014*	10.80	.23	.32	.55	(.24)	(.09)
October 31, 2013	9.30	.15	1.69	1.84	(.15)	(.19)
October 31, 2012	9.11	.14	.60	.74	(.14)	(.41)
October 31, 2011	9.12	.23	(.05)	.18	(.19)	—
October 31, 2010	7.92	.13	1.22	1.35	(.15)	—
October 31, 2009	6.87	.07	1.05	1.12	(.07)	—

Class R3
April 30, 2014*	10.76	.22	.31	.53	(.22)	(.09)
October 31, 2013	9.27	.12	1.69	1.81	(.13)	(.19)
October 31, 2012	9.08	.12	.60	.72	(.12)	(.41)
October 31, 2011	9.11	.15	—(h)	.15	(.18)	—
October 31, 2010	7.91	.10	1.23	1.33	(.13)	—
October 31, 2009	6.87	.06	1.04	1.10	(.06)	—

See accompanying notes which are an integral part of the financial statements.

105 2045 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.34)	11.00	5.27	6,187	—	—	2.25	17
(.36)	10.78	20.59	6,750	—	—	1.77	28
(.57)	9.29	9.13	5,391	—	—	1.59	57
(.23)	9.10	2.12	3,791	—	—	2.06	77
(.17)	9.13	17.47	2,347	1.58	—	2.02	31
(.09)	7.93	17.10	2,053	4.28	—	1.48	20

(.33)	11.02	5.13	3,788.25		.25	2.13	17
(.34)	10.80	20.37	3,404.25		.25	1.48	28
(.55)	9.30	8.82	2,796.25		.25	1.58	57
(.19)	9.11	1.98	2,651.25		.25	2.37	77
(.15)	9.12	17.23	6,692	1.79	.25	1.53	31
(.07)	7.92	16.73	2,220	4.48	.25	1.02	20

(.31)	10.98	5.01	4,054.50		.50	2.04	17
(.32)	10.76	20.07	6,123.50		.50	1.26	28
(.53)	9.27	8.56	3,603.50		.50	1.30	57
(.18)	9.08	1.64	3,511.50		.50	1.55	77
(.13)	9.11	17.00	2,147	2.03	.50	1.13	31
(.06)	7.91	16.36	702	4.81	.50	.88	20

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 106

Russell Investment Company 2050 Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2013	$1,000.00	$1,000.00
which for this Fund is from November 1, 2013 to April 30, 2014.	Ending Account Value
	April 30, 2014	$1,053.70	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
		Actual	return before
that you paid over the period. Simply divide your account value by	Class R2	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2013	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,051.20	$1,023.55
	Expenses Paid During Period*	$1.27	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R3	Performance	expenses)
Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2013	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2014	$1,050.00	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.54	$2.51
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2050 Strategy Fund 107

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
Shares		$		Shares	$

Investments 100.0%			Fixed Income - 10.0%
Other Russell Investment			Russell Strategic Bond Fund	164,300	1,802
Company Series Mutual Funds -

Class Y Shares			International Equities - 37.0%
Alternative - 11.0%			Russell Emerging Markets Fund	44,733	807
Russell Commodity Strategies Fund	119,794	1,078	Russell Global Equity Fund	180,430	2,073
Russell Global Real Estate Securities			Russell International Developed Markets
Fund	23,465	905	Fund	101,357	3,790
		1,983			6,670

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	71,250	2,887	Total Investments 100.0%
Russell U.S. Defensive Equity Fund	33,611	1,450	(identified cost $11,755)		18,030
Russell U.S. Dynamic Equity Fund	175,275	2,075
Russell U.S. Small Cap Equity Fund	38,477	1,163	Other Assets and Liabilities,
		7,575	Net - (0.0%)		(3)

			Net Assets - 100.0%		18,027

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	11.0
Domestic Equities	42.0
Fixed Income	10.0
International Equities	37.0
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

108 2050 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$11,755
Investments, at fair value	18,030
Receivables:
Fund shares sold	22
Total assets	18,052
Liabilities
Payables:
Investments purchased	5
Fund shares redeemed	17
Accrued fees to affiliates	3
Total liabilities	25
Net Assets	$18,027
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(3)
Accumulated net realized gain (loss)	374
Unrealized appreciation (depreciation) on investments	6,275
Shares of beneficial interest	19
Additional paid-in capital	11,362
Net Assets	$18,027
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$9.39
Class R1 — Net assets	$9,062,459
Class R1 — Shares outstanding ($.01 par value)	965,600
Net asset value per share: Class R2(#)	$9.40
Class R2 — Net assets	$3,842,488
Class R2 — Shares outstanding ($.01 par value)	408,819
Net asset value per share: Class R3(#)	$9.38
Class R3 — Net assets	$5,122,273
Class R3 — Shares outstanding ($.01 par value)	546,045
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 109

Russell Investment Company 2050 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$ 464

Expenses
Distribution fees - Class R3	7
Shareholder servicing fees - Class R2	4
Shareholder servicing fees - Class R3	7
Total expenses	18
Net investment income (loss)	446

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	280
Capital gain distributions from Underlying Funds	323
Net realized gain (loss)	603
Net change in unrealized appreciation (depreciation) on investments	(47)
Net realized and unrealized gain (loss)	556
Net Increase (Decrease) in Net Assets from Operations	$ 1,002

See accompanying notes which are an integral part of the financial statements.

110 2050 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$446	$273
Net realized gain (loss)	603	143
Net change in unrealized appreciation (depreciation)	(47)	2,871
Net increase (decrease) in net assets from operations	1,002	3,287
Distributions
From net investment income
Class R1	(256)	(171)
Class R2	(76)	(42)
Class R3	(119)	(59)
From net realized gain
Class R1	(96)	(82)
Class R2	(30)	(23)
Class R3	(50)	(39)
Net decrease in net assets from distributions	(627)	(416)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(2,241)	2,151

Total Net Increase (Decrease) in Net Assets	(1,866)	5,022

Net Assets
Beginning of period	19,893	14,871
End of period	$18,027	$19,893
Undistributed (overdistributed) net investment income included in net assets	$(3)	$2

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 111

Russell Investment Company 2050 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	344	$3,172	589	$4,978
Proceeds from reinvestment of distributions	38	351	31	252
Payments for shares redeemed	(582)	(5,402)	(568)	(4,809)
Net increase (decrease)	(200)	(1,879)	52	421
Class R2
Proceeds from shares sold	65	602	102	864
Proceeds from reinvestment of distributions	11	107	8	65
Payments for shares redeemed	(49)	(452)	(67)	(554)
Net increase (decrease)	27	257	43	375
Class R3
Proceeds from shares sold	136	1,257	426	3,538
Proceeds from reinvestment of distributions	18	169	12	98
Payments for shares redeemed	(222)	(2,045)	(268)	(2,281)
Net increase (decrease)	(68)	(619)	170	1,355
Total increase (decrease)	(241)	$(2,241)	265	$2,151

See accompanying notes which are an integral part of the financial statements.

112 2050 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2014*	9.20	.21	.28	.49	(.22)	(.08)
October 31, 2013	7.84	.15	1.43	1.58	(.15)	(.07)
October 31, 2012	9.19	.11	.48	.59	(.16)	(1.78)
October 31, 2011	9.22	.18	.04	.22	(.23)	(.02)
October 31, 2010	8.03	.14	1.24	1.38	(.17)	(.02)
October 31, 2009	6.98	.10	1.05	1.15	(.10)	—

Class R2
April 30, 2014*	9.22	.20	.26	.46	(.20)	(.08)
October 31, 2013	7.85	.12	1.45	1.57	(.13)	(.07)
October 31, 2012	9.19	.12	.46	.58	(.14)	(1.78)
October 31, 2011	9.21	.25	(.07)	.18	(.18)	(.02)
October 31, 2010	8.02	.14	1.22	1.36	(.15)	(.02)
October 31, 2009	6.98	.09	1.04	1.13	(.09)	—

Class R3
April 30, 2014*	9.20	.19	.26	.45	(.19)	(.08)
October 31, 2013	7.84	.10	1.44	1.54	(.11)	(.07)
October 31, 2012	9.18	.11	.44	.55	(.11)	(1.78)
October 31, 2011	9.21	.16	.01	.17	(.18)	(.02)
October 31, 2010	8.02	.10	1.24	1.34	(.13)	(.02)
October 31, 2009	6.99	.05	1.05	1.10	(.07)	—

See accompanying notes which are an integral part of the financial statements.

113 2050 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.30)	9.39	5.37	9,062	—	—	2.29	17
(.22)	9.20	20.61	10,729	—	—	1.75	27
(1.94)	7.84	9.00	8,731	—	—	1.44	78
(.25)	9.19	2.28	5,861	—	—	1.92	72
(.19)	9.22	17.46	2,454.93		—	1.58	28
(.10)	8.03	17.32	490	2.39	—	1.41	20

(.28)	9.40	5.12	3,843.25		.25	2.13	17
(.20)	9.22	20.42	3,515.25		.25	1.44	27
(1.92)	7.85	8.82	2,658.25		.25	1.52	78
(.20)	9.19	1.96	2,408.25		.25	2.61	72
(.17)	9.21	17.20	15,616	1.21	.25	1.62	28
(.09)	8.02	16.95	8,959	1.95	.25	1.28	20

(.27)	9.38	5.00	5,122.50		.50	2.10	17
(.18)	9.20	20.03	5,649.50		.50	1.17	27
(1.89)	7.84	8.50	3,482.50		.50	1.43	78
(.20)	9.18	1.78	4,877.50		.50	1.65	72
(.15)	9.21	16.94	3,693	1.45	.50	1.23	28
(.07)	8.02	16.66	1,436	2.34	.50	.77	20

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 114

Russell Investment Company 2055 Strategy Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2013	$1,000.00	$1,000.00
which for this Fund is from November 1, 2013 to April 30, 2014.	Ending Account Value
	April 30, 2014	$1,052.00	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
		Actual	return before
that you paid over the period. Simply divide your account value by	Class R2	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2013	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2014	$1,052.40	$1,023.55
	Expenses Paid During Period*	$1.27	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R3	Performance	expenses)
Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2013	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2014	$1,050.50	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.54	$2.51
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2055 Strategy Fund 115

Russell Investment Company

2055 Strategy Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
Shares		$		Shares	$

Investments 100.0%			Fixed Income - 10.0%
Other Russell Investment			Russell Strategic Bond Fund	23,198	254
Company Series Mutual Funds -

Class Y Shares			International Equities - 37.0%
Alternative - 11.0%			Russell Emerging Markets Fund	6,339	114
Russell Commodity Strategies Fund	16,929	153	Russell Global Equity Fund	25,480	293
Russell Global Real Estate Securities			Russell International Developed Markets
Fund	3,300	127	Fund	14,301	535
		280			942

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	10,053	407	Total Investments 100.0%
Russell U.S. Defensive Equity Fund	4,732	204	(identified cost $2,099)		2,546
Russell U.S. Dynamic Equity Fund	24,759	293
Russell U.S. Small Cap Equity Fund	5,478	166	Other Assets and Liabilities,
		1,070	Net - (0.0%)		(—)

			Net Assets - 100.0%		2,546

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	11.0
Domestic Equities	42.0
Fixed Income	10.0
International Equities	37.0
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

116 2055 Strategy Fund

Russell Investment Company

2055 Strategy Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,099
Investments, at fair value	2,546
Receivables:
Fund shares sold	3
Total assets	2,549
Liabilities
Payables:
Investments purchased	2
Accrued fees to affiliates	1
Total liabilities	3
Net Assets	$2,546
Net Assets Consist of:
Accumulated net realized gain (loss)	$(10)
Unrealized appreciation (depreciation) on investments	447
Shares of beneficial interest	2
Additional paid-in capital	2,107
Net Assets	$2,546
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$12.33
Class R1 — Net assets	$557,539
Class R1 — Shares outstanding ($.01 par value)	45,216
Net asset value per share: Class R2(#)	$12.34
Class R2 — Net assets	$1,470,540
Class R2 — Shares outstanding ($.01 par value)	119,186
Net asset value per share: Class R3(#)	$12.33
Class R3 — Net assets	$517,536
Class R3 — Shares outstanding ($.01 par value)	41,973
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 117

Russell Investment Company 2055 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$ 59

Expenses
Distribution fees - Class R3	1
Shareholder servicing fees - Class R2	1
Shareholder servicing fees - Class R3	1
Net expenses	3
Net investment income (loss)	56

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(44)
Capital gain distributions from Underlying Funds	40
Net realized gain (loss)	(4)
Net change in unrealized appreciation (depreciation) on investments	50
Net realized and unrealized gain (loss)	46
Net Increase (Decrease) in Net Assets from Operations	$ 102

See accompanying notes which are an integral part of the financial statements.

118 2055 Strategy Fund

Russell Investment Company

2055 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56	$24
Net realized gain (loss)	(4)	4
Net change in unrealized appreciation (depreciation)	50	319
Net increase (decrease) in net assets from operations	102	347
Distributions
From net investment income
Class R1	(16)	(5)
Class R2	(30)	(16)
Class R3	(10)	(4)
From net realized gain
Class R1	(2)	(2)
Class R2	(4)	(11)
Class R3	(2)	(3)
Net decrease in net assets from distributions	(64)	(41)

Share Transactions*
Net increase (decrease) in net assets from share transactions	163	678

Total Net Increase (Decrease) in Net Assets	201	984

Net Assets
Beginning of period	2,345	1,361
End of period	$2,546	$2,345

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 119

Russell Investment Company

2055 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:
	2014 (Unaudited)			2013
	Shares	Dollars	Shares		Dollars

Class R1
Proceeds from shares sold	131	$1,584		57	$642
Proceeds from reinvestment of distributions	2	18		1	7
Payments for shares redeemed	(141)	(1,684)		(21)	(238)
Net increase (decrease)	(8)	(82)		37	411
Class R2
Proceeds from shares sold	12	152		31	342
Proceeds from reinvestment of distributions	3	35		3	27
Payments for shares redeemed	(3)	(41)		(20)	(216)
Net increase (decrease)	12	146		14	153
Class R3
Proceeds from shares sold	16	199		28	306
Proceeds from reinvestment of distributions	1	11		1	8
Payments for shares redeemed	(9)	(111)		(18)	(200)
Net increase (decrease)	8	99		11	114
Total increase (decrease)	12	$163		62	$678

See accompanying notes which are an integral part of the financial statements.

120 2055 Strategy Fund

Russell Investment Company

2055 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2014*	12.04	.28	.34	.62	(.29)	(.04)
October 31, 2013	10.27	.15	1.93	2.08	(.19)	(.12)
October 31, 2012	9.63	.16	.68	.84	(.18)	(.02)
October 31, 2011(1)	10.00	.06	(.37)	(.31)	(.06)	—

Class R2
April 30, 2014*	12.03	.27	.35	.62	(.27)	(.04)
October 31, 2013	10.27	.16	1.88	2.04	(.16)	(.12)
October 31, 2012	9.63	.15	.66	.81	(.15)	(.02)
October 31, 2011(1)	10.00	.03	(.36)	(.33)	(.04)	—

Class R3
April 30, 2014*	12.03	.24	.36	.60	(.26)	(.04)
October 31, 2013	10.27	.12	1.90	2.02	(.14)	(.12)
October 31, 2012	9.63	.11	.68	.79	(.13)	(.02)
October 31, 2011(1)	10.00	.02	(.37)	(.35)	(.02)	—

See accompanying notes which are an integral part of the financial statements.

121 2055 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.33)	12.33	5.20	558	—	—	2.34	68
(.31)	12.04	20.74	648	—	—	1.31	27
(.20)	10.27	8.92	171	—	—	1.66	23
(.06)	9.63	(3.09)	97	—	—	.63	47

(.31)	12.34	5.24	1,470.25		.25	2.20	68
(.28)	12.03	20.35	1,290.25		.25	1.43	27
(.17)	10.27	8.64	957.25		.25	1.48	23
(.04)	9.63	(3.31)	793.25		.25	.28	47

(.30)	12.33	5.05	518.50		.50	1.98	68
(.26)	12.03	20.09	407.50		.50	1.04	27
(.15)	10.27	8.41	233.50		.50	1.08	23
(.02)	9.63	(3.49)	106.50		.50	.21	47

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 122

Russell Investment Company In Retirement Fund

Shareholder Expense Example — April 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class A	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2013	$1,000.00	$1,000.00
which for this Fund is from November 1, 2013 to April 30, 2014.	Ending Account Value
	April 30, 2014	$1,029.10	$1,023.55
Actual Expenses	Expenses Paid During Period*	$1.26	$1.25
The information in the table under the heading “Actual
Performance” provides information about actual account values	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
and actual expenses. You may use the information in this column,	account value over the period, multiplied by 181/365 (to reflect the one-half
together with the amount you invested, to estimate the expenses	year period).
that you paid over the period. Simply divide your account value by
Hypothetical
$1,000 (for example, an $8,600 account value divided by $1,000			Performance (5%
= 8.6), then multiply the result by the number in the first column		Actual	return before
in the row entitled “Expenses Paid During Period” to estimate	Class R1	Performance	expenses)
the expenses you paid on your account during this period.	Beginning Account Value
	November 1, 2013	$1,000.00	$1,000.00
Hypothetical Example for Comparison Purposes	Ending Account Value
	April 30, 2014	$1,029.90	$1,024.79
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$—	$—
Performance (5% return before expenses)” provides information
about hypothetical account values and hypothetical expenses	* There were no expenses charged to the Class.
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R2	Performance	expenses)
Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2013	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2014	$1,028.50	$1,023.55
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$1.26	$1.25
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

In Retirement Fund 123

Russell Investment Company In Retirement Fund

Shareholder Expense Example, continued — April 30, 2014 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R3	Performance	expenses)
Beginning Account Value
November 1, 2013	$1,000.00	$1,000.00
Ending Account Value
April 30, 2014	$1,027.00	$1,022.32
Expenses Paid During Period*	$2.51	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

124 In Retirement Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — April 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
		Fair			Fair
		Value			Value
	Shares	$		Shares	$
Investments 100.0%			Russell Short Duration Bond Fund	183,050	3,557
Other Russell Investment			Russell Strategic Bond Fund	1,621,165	17,784
Company Series Mutual Funds -					30,233
Class Y Shares			International Equities - 13.8%
Alternative - 5.2%			Russell Emerging Markets Fund	29,505	532
			Russell Global Equity Fund	216,702	2,490
Russell Commodity Strategies Fund	128,106	1,153	Russell International Developed Markets
Russell Global Real Estate Securities			Fund	83,244	3,113
Fund	29,972	1,156			6,135
		2,309

Domestic Equities - 13.0%			Total Investments 100.0%
Russell U.S. Core Equity Fund	41,707	1,690	(identified cost $34,892)		44,451
Russell U.S. Defensive Equity Fund	53,596	2,312
Russell U.S. Dynamic Equity Fund	82,614	978	Other Assets and Liabilities,
Russell U.S. Small Cap Equity Fund	26,264	794	Net - (0.0%)		(7)
		5,774
Fixed Income - 68.0%			Net Assets - 100.0%		44,444
Russell Investment Grade Bond Fund	401,636	8,892

Presentation of Portfolio Holdings

% of Net
Categories	Assets
Alternative	5.2
Domestic Equities	13.0
Fixed Income	68.0
International Equities	13.8
Total Investments	100.0
Other Assets and Liabilities, Net	(—*)
100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 125

Russell Investment Company

In Retirement Fund

Statement of Assets and Liabilities — April 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$34,892
Investments, at fair value	44,451
Receivables:
Investments sold	251
Fund shares sold	11
Total assets	44,713
Liabilities
Payables:
Fund shares redeemed	262
Accrued fees to affiliates	7
Total liabilities	269
Net Assets	$44,444
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(7)
Accumulated net realized gain (loss)	1,433
Unrealized appreciation (depreciation) on investments	9,559
Shares of beneficial interest	42
Additional paid-in capital	33,417
Net Assets	$44,444
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.75
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.41
Class A — Net assets	$492,145
Class A — Shares outstanding ($.01 par value)	45,787
Net asset value per share: Class R1(#)	$10.59
Class R1 — Net assets	$25,682,529
Class R1 — Shares outstanding ($.01 par value)	2,424,164
Net asset value per share: Class R2(#)	$10.59
Class R2 — Net assets	$7,374,830
Class R2 — Shares outstanding ($.01 par value)	696,082
Net asset value per share: Class R3(#)	$10.57
Class R3 — Net assets	$10,894,509
Class R3 — Shares outstanding ($.01 par value)	1,030,530
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

126 In Retirement Fund

Russell Investment Company In Retirement Fund

Statement of Operations — For the Period Ended April 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$ 590

Expenses
Distribution fees - Class A	-*
Distribution fees - Class R3	20
Shareholder servicing fees - Class R2	8
Shareholder servicing fees - Class R3	20
Total expenses	48
Net investment income (loss)	542

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,979
Capital gain distributions from Underlying Funds	361
Net realized gain (loss)	2,340
Net change in unrealized appreciation (depreciation) on investments	(1,469)
Net realized and unrealized gain (loss)	871
Net Increase (Decrease) in Net Assets from Operations	$ 1,413
* Less than $500.

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 127

Russell Investment Company

In Retirement Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$542	$1,928
Net realized gain (loss)	2,340	2,917
Net change in unrealized appreciation (depreciation)	(1,469)	(994)
Net increase (decrease) in net assets from operations	1,413	3,851
Distributions
From net investment income
Class A	(5)	(25)
Class R1	(360)	(1,058)
Class R2	(71)	(274)
Class R3	(156)	(551)
From net realized gain
Class A	(21)	(4)
Class R1	(1,259)	(151)
Class R2	(273)	(44)
Class R3	(729)	(95)
Net decrease in net assets from distributions	(2,874)	(2,202)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(10,796)	(16,981)

Total Net Increase (Decrease) in Net Assets	(12,257)	(15,332)

Net Assets
Beginning of period	56,701	72,033
End of period	$44,444	$56,701
Undistributed (overdistributed) net investment income included in net assets	$(7)	$43

See accompanying notes which are an integral part of the financial statements.

128 In Retirement Fund

Russell Investment Company In Retirement Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2014 and October 31, 2013 were as follows:

	2014 (Unaudited)		2013
In Retirement Fund	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$—	—	$—
Proceeds from reinvestment of distributions	2	27	3	29
Payments for shares redeemed	(1)	(15)	(55)	(601)
Net increase (decrease)	1	12	(52)	(572)
Class R1
Proceeds from shares sold	303	3,212	821	8,761
Proceeds from reinvestment of distributions	156	1,613	115	1,206
Payments for shares redeemed	(736)	(7,784)	(1,693)	(18,011)
Net increase (decrease)	(277)	(2,959)	(757)	(8,044)
Class R2
Proceeds from shares sold	155	1,632	264	2,817
Proceeds from reinvestment of distributions	33	344	30	318
Payments for shares redeemed	(209)	(2,260)	(614)	(6,537)
Net increase (decrease)	(21)	(284)	(320)	(3,402)
Class R3
Proceeds from shares sold	155	1,640	860	9,148
Proceeds from reinvestment of distributions	85	885	62	646
Payments for shares redeemed	(951)	(10,090)	(1,387)	(14,757)
Net increase (decrease)	(711)	(7,565)	(465)	(4,963)
Total increase (decrease)	(1,008)	$(10,796)	(1,594)	$(16,981)

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 129

Russell Investment Company

In Retirement Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2014*	11.05	.11	.20	.31	(.13)	(.48)
October 31, 2013	10.74	.36	.29	.65	(.29)	(.05)
October 31, 2012	10.10	.25	.55	.80	(.12)	(.04)
October 31, 2011(2)	10.25	.14	(.15)	(.01)	(.14)	—

Class R1
April 30, 2014*	10.90	.10	.21	.31	(.14)	(.48)
October 31, 2013	10.60	.33	.34	.67	(.32)	(.05)
October 31, 2012	10.10	.27	.55	.82	(.28)	(.04)
October 31, 2011	10.28	.24	.07	.31	(.45)	(.04)
October 31, 2010	9.27	.27	1.04	1.31	(.30)	—
October 31, 2009	8.12	.32	1.12	1.44	(.29)	—

Class R2
April 30, 2014*	10.90	.07	.23	.30	(.13)	(.48)
October 31, 2013	10.60	.32	.32	.64	(.29)	(.05)
October 31, 2012	10.10	.27	.52	.79	(.25)	(.04)
October 31, 2011	10.28	.27	.01	.28	(.42)	(.04)
October 31, 2010	9.27	.28	1.01	1.29	(.28)	—
October 31, 2009	8.12	.31	1.11	1.42	(.27)	—

Class R3
April 30, 2014*	10.88	.07	.21	.28	(.11)	(.48)
October 31, 2013	10.58	.27	.34	.61	(.26)	(.05)
October 31, 2012	10.08	.24	.53	.77	(.23)	(.04)
October 31, 2011	10.27	.19	.07	.26	(.41)	(.04)
October 31, 2010	9.26	.23	1.04	1.27	(.26)	—
October 31, 2009	8.12	.27	1.13	1.40	(.26)	—

See accompanying notes which are an integral part of the financial statements.

130 In Retirement Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.61)	10.75	2.91	492.25		.25	1.03	6
(.34)	11.05	6.15	493.25		.25	3.30	19
(.16)	10.74	8.01	1,035.25		.25	2.43	20
(.14)	10.10	(.06)	1,012.25		.25	1.40	43

(.62)	10.59	2.99	25,683	—	—	1.17	6
(.37)	10.90	6.48	29,451	—	—	3.10	19
(.32)	10.60	8.32	36,665	—	—	2.66	20
(.49)	10.10	3.10	36,059	—	—	2.35	43
(.30)	10.28	14.43	736	2.13	—	2.80	52
(.29)	9.27	18.68	196	4.67	—	3.86	26

(.61)	10.59	2.85	7,375.25		.25	.99	6
(.34)	10.90	6.16	7,818.25		.25	2.95	19
(.29)	10.60	8.05	10,996.25		.25	2.59	20
(.46)	10.10	2.84	17,288.25		.25	2.60	43
(.28)	10.28	14.16	3,809	2.47	.25	2.86	52
(.27)	9.27	18.43	2,356	3.98	.25	3.77	26

(.59)	10.57	2.70	10,894.50		.50	.92	6
(.31)	10.88	5.90	18,939.50		.50	2.57	19
(.27)	10.58	7.78	23,337.50		.50	2.35	20
(.45)	10.08	2.55	36,445.50		.50	1.90	43
(.26)	10.27	13.88	1,426	2.71	.50	2.39	52
(.26)	9.26	18.09	758	4.83	.50	3.24	26

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 131

Russell Investment Company LifePoints® Funds

Notes to Financial Highlights — April 30, 2014 (Unaudited)

*	For the period ended April 30, 2014 (Unaudited).
(1)	For the period January 1, 2011 (commencement of operations) to October 31, 2011.
(2)	For the period February 28, 2011 (commencement of operations) to October 31, 2011.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	The ratios for periods less than one year are not annualized.
(d)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and/or Russell Fund Services Company (“RFSC”).
(f)	The ratios for periods less than one year are annualized.
(g)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(h)	Less than $.01 per share.

132 Notes to Financial Highlights

Russell Investment Company LifePoints® Funds

Notes to Financial Statements — April 30, 2014 (Unaudited)

1. Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 37 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended (Investment Company Act), as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing, at present, in Shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds. The equity Underlying Funds in which the Funds may invest include the Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Real Estate Securities and Russell Multi-Strategy Alternative Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests from time to time. RIMCo’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Funds’ allocations to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds as of March 1, 2014.

		Asset Allocation Targets as of March 1, 2014*
	Conservative	Moderate	Balanced	Growth	Equity Growth
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity Underlying Funds	18%	31%	54%	65%	73%
Fixed Income Underlying Funds	72%	55%	32%	16%	8%
Alternative Underlying Funds	10%	14%	14%	19%	19%

*	Prospectus dated March 1, 2014.
**	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

Target Date Funds

Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in Shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the Underlying Funds. The 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan

Notes to Financial Statements 133

Russell Investment Company LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings.

RIMCo may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIMCo’s allocation decisions are generally based on strategic capital markets research including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Funds’ allocations to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds as of March 1, 2014.

		Asset Allocation Targets as of March 1, 2014*
	2015	2020	2025	2030	2035
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity Underlying Funds	28%	38%	48%	61%	79%
Fixed Income Underlying Funds	66%	56%	45%	30%	10%
Alternative Underlying Funds	6%	6%	7%	9%	11%
		Asset Allocation Targets as of March 1, 2014*
	2040	2045	2050	2055	In Retirement
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Equity Underlying Funds	79%	79%	79%	79%	79%
Fixed Income Underlying Funds	10%	10%	10%	10%	10%
Alternative Underlying Funds	11%	11%	11%	11%	11%

*	Prospectus dated March 1, 2014.
**	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy of inputs is summarized in the three broad levels listed below.

134 Notes to Financial Statements

Russell Investment Company LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company, acting at the discretion of the Board, that are used in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended April 30, 2014 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At April 30, 2014, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2010 through October 31, 2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Notes to Financial Statements 135

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Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

Class Allocation

Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class R1, Class R2, Class R3, Class R4, Class R5 and Class S. As of April 30, 2014, the Funds did not offer Class R4 or R5 shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

3. Investment Transactions

Securities

During the period ended April 30, 2014, purchases and sales of the Underlying Funds were as follows:

136 Notes to Financial Statements

Russell Investment Company LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

	Purchases	Sales
Conservative Strategy Fund	$107,089,763	$164,878,502
Moderate Strategy Fund	83,585,139	156,984,536
Balanced Strategy Fund	510,856,512	730,706,969
Growth Strategy Fund	370,191,367	443,042,091
Equity Growth Strategy Fund	170,028,120	229,378,085
2015 Strategy Fund	3,846,248	9,440,415
2020 Strategy Fund	14,899,081	47,834,610
2025 Strategy Fund	6,976,759	13,833,168
2030 Strategy Fund	19,080,995	44,548,462
2035 Strategy Fund	4,589,100	7,920,407
2040 Strategy Fund	10,826,668	27,810,260
2045 Strategy Fund	2,689,504	5,104,772
2050 Strategy Fund	3,426,708	5,524,940
2055 Strategy Fund	1,923,440	1,728,295
In Retirement Fund	3,280,104	16,049,050

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent

RIMCo advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research to RIC and RIMCo.

Target Portfolio Series Funds

With respect to the Target Portfolio Funds, the advisory fee of 0.20% and administrative fee of up to 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30, 2014:

	Advisory	Administrative
Conservative Strategy Fund	$556,505	$132,832
Moderate Strategy Fund	908,068	216,757
Balanced Strategy Fund	3,774,333	900,925
Growth Strategy Fund	2,370,995	565,951
Equity Growth Strategy Fund	1,012,931	241,790

RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. The following shows the total amount of this fee paid by the Funds for the period ended April 30, 2014:

Amount
Conservative Strategy Fund	$556,505
Moderate Strategy Fund	908,068
Balanced Strategy Fund	3,774,333
Growth Strategy Fund	2,370,995
Equity Growth Strategy Fund	1,012,931

Target Date Series Funds

For the 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy and In Retirement Funds, RIMCo agreed effective October 1, 2010 to assume the responsibility for all expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses and the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds.

Waivers and Reimbursements Target Portfolio Funds

Notes to Financial Statements 137

Russell Investment Company LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

Until February 28, 2015, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursement may not be terminated during the relevant period except with Board approval.

Until February 28, 2015, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2, R3, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2015, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

As of April 30, 2014, RIMCo and RFSC waived the following expenses:

	RIMCo Waiver	RFSC Waiver	Total
Conservative Strategy Fund	$493,372	$95,197	$588,569
Moderate Strategy Fund	738,379	154,503	892,882
Balanced Strategy Fund	2,784,530	650,871	3,435,401
Growth Strategy Fund	1,783,141	412,948	2,196,089
Equity Growth Strategy Fund	805,922	198,648	1,004,570

Distributor and Shareholder Servicing

Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, is the distributor for the Investment Company, pursuant to a distribution agreement with the Investment Company.

The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C, R3 and Class R5 shares subject to the Plans. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A, Class R3 or Class R5 shares or 0.75% of the average daily net assets of a Fund’s Class C shares on an annual basis.

Under the Plan for Class R4 and Class R5 Shares, the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class R4 and Class R5 shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class R4 and Class R5 shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class E, Class R2 and Class R3 shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class E, Class R2 and Class R3 shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R2, Class R3, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R2, Class R3, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended April 30, 2014, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Balanced Strategy Fund	$4,455
Equity Growth Strategy Fund	4,935

For the period ended April 30, 2014, the sales commissions paid to the selling agents for the sale of Class A shares were as follows:

138 Notes to Financial Statements

Russell Investment Company LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

	Aggregate	Class A Front-End
	Front-End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
Conservative Strategy Fund	$122,188	$22,193
Moderate Strategy Fund	272,171	46,288
Balanced Strategy Fund	1,605,181	275,909
Growth Strategy Fund	1,227,811	198,612
Equity Growth Strategy Fund	351,010	57,146
2030 Strategy Fund	150	20
2040 Strategy Fund	138	18

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended April 30, 2014 were as follows:

	Conservative	Moderate Strategy Balanced Strategy		Growth Strategy	Equity Growth
	Strategy Fund	Fund	Fund	Fund	Strategy Fund
Advisory fees	$9,878	$26,828	$159,603	$100,294	$41,971
Administration fees	21,166	34,852	146,179	92,739	39,310
Distribution fees	163,375	246,301	1,047,853	662,712	270,545
Shareholder servicing fees	60,336	92,988	364,673	232,267	104,445
Transfer agent fees	70,774	116,086	481,349	304,187	126,247
Trustee fees	3,405	4,881	16,572	9,280	4,228
	$328,934	$521,936	$2,216,229	$ 1,401,479	$586,746

	2015 Strategy	2020 Strategy	2025 Strategy	2030 Strategy	2035 Strategy
	Fund	Fund	Fund	Fund	Fund
Distribution fees	$2,109	$9,832	$2,964	$9,303	$2,364
Shareholder servicing fees	3,213	13,359	4,347	12,941	3,727
	$5,322	$23,191	$7,311	$22,244	$6,091

	2040 Strategy	2045 Strategy	2050 Strategy	2055 Strategy
	Fund	Fund	Fund	Fund	In Retirement Fund
Distribution fees	$6,147	$933	$1,112	$111	$2,654
Shareholder servicing fees	8,743	1,674	1,893	405	3,938
	$14,890	$2,607	$3,005	$516	$6,592

Board of Trustees

The Russell Fund Complex consists of RIC, which has 37 funds, Russell Investment Funds (“RIF”), which has 9 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $87,000 per year (effective January 1, 2014, $96,000); each of its interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $75,000 (effective January 1, 2014, $85,000). Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee.

Transactions with Affiliated Companies (amounts in thousands)

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended April 30, 2014 with Underlying Funds which are, or were, an affiliated company are as follows:

Notes to Financial Statements 139

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Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions Distributions
Conservative Strategy Fund
Russell Commodity Strategies Fund	$8,049	$237	$1,610	$(148)	$—	$—
Russell Global Infrastructure Fund	21,654	9,681	3,759	129	537	363
Russell Global Real Estate Securities Fund	8,124	1,344	1,307	2	275	543
Russell Multi-Strategy Alternative Fund	10,800	432	1,349	26	134	—
Russell U.S. Core Equity Fund	13,512	784	1,648	1,171	92	—
Russell U.S. Defensive Equity Fund	21,686	9,289	3,125	680	123	—
Russell U.S. Dynamic Equity Fund	8,102	3,915	1,343	110	474	181
Russell U.S. Small Cap Equity Fund	5,302	5,903	564	14	—	—
Russell Global Opportunistic Credit Fund	21,620	11,976	2,302	(4)	400	67
Russell Investment Grade Bond Fund	70,222	1,022	49,363	486	564	—
Russell Short Duration Bond Fund	140,283	47,405	14,132	22	673	149
Russell Strategic Bond Fund	156,627	3,579	71,911	676	1,612	918
Russell Emerging Markets Fund	8,027	8,702	909	11	—	—
Russell Global Equity Fund	24,348	1,660	3,648	1,034	260	392
Russell International Developed Markets Fund	21,674	1,161	3,524	176	526	—
	$540,030	$107,090	$160,494	$4,385	$5,670	$2,613
Moderate Strategy Fund
Russell Commodity Strategies Fund	$19,938	$535	$3,099	$(295)	$—	$1
Russell Global Infrastructure Fund	44,524	13,797	6,702	254	1,294	889
Russell Global Real Estate Securities Fund	20,054	2,940	2,711	8	677	1,334
Russell Multi-Strategy Alternative Fund	26,635	673	2,133	35	328	—
Russell U.S. Core Equity Fund	44,351	3,473	5,561	1,842	301	—
Russell U.S. Defensive Equity Fund	49,071	14,715	6,060	1,312	296	—
Russell U.S. Dynamic Equity Fund	17,718	2,530	2,621	270	1,550	594
Russell U.S. Small Cap Equity Fund	17,512	11,397	1,851	(36)	424	835
Russell Global Opportunistic Credit Fund	35,529	19,191	2,893	(6)	652	109
Russell Investment Grade Bond Fund	159,854	1,671	33,399	298	1,093	—
Russell Strategic Bond Fund	293,033	5,137	55,692	430	2,689	1,413
Russell Emerging Markets Fund	28,759	2,158	4,829	(368)	292	958
Russell Global Equity Fund	60,031	2,384	11,976	3,935	710	1,073
Russell International Developed Markets Fund	71,314	2,984	9,417	362	1,726	—
	$888,323	$83,585	$148,944	$8,041	$12,032	$7,206
Balanced Strategy Fund
Russell Commodity Strategies Fund	$74,113	$2,089	$51,454	$(7,705)	$—	$5
Russell Global Infrastructure Fund	186,849	47,008	23,783	1,251	5,683	3,918
Russell Global Real Estate Securities Fund	74,745	10,863	6,153	309	2,430	4,698
Russell Multi-Strategy Alternative Fund	111,561	2,278	3,742	43	1,355	—
Russell U.S. Core Equity Fund	297,929	4,263	38,249	22,604	2,058	—
Russell U.S. Defensive Equity Fund	299,584	117,403	30,251	4,827	1,692	—
Russell U.S. Dynamic Equity Fund	222,567	44,872	23,304	4,658	17,679	6,763
Russell U.S. Small Cap Equity Fund	161,541	73,901	15,518	2,038	5,277	10,397
Russell Global Opportunistic Credit Fund	149,108	41,713	9,375	5	3,315	676
Russell Strategic Bond Fund	1,043,083	16,742	324,992	9,812	10,213	5,679
Russell Emerging Markets Fund	221,708	68,624	13,566	509	1,540	5,043
Russell Global Equity Fund	410,001	67,884	37,459	5,804	3,721	5,623
Russell International Developed Markets Fund	467,009	13,217	92,475	16,231	12,494	—
	$3,719,798	$510,857	$670,321	$60,386	$67,457	$42,802
Growth Strategy Fund
Russell Commodity Strategies Fund	$88,910	$1,179	$31,094	$(4,415)	$—	$5
Russell Global Infrastructure Fund	142,968	24,307	13,782	806	4,610	3,197
Russell Global Real Estate Securities Fund	65,673	8,355	4,313	220	2,093	4,025
Russell Multi-Strategy Alternative Fund	93,687	1,930	957	17	1,116	—
Russell U.S. Core Equity Fund	213,292	1,680	49,940	28,084	1,507	—
Russell U.S. Defensive Equity Fund	202,821	72,769	15,314	2,121	1,152	—
Russell U.S. Dynamic Equity Fund	165,383	29,027	11,755	2,340	13,168	5,038
Russell U.S. Small Cap Equity Fund	148,600	67,461	9,313	746	4,692	9,243
Russell Global Opportunistic Credit Fund	142,470	52,968	5,730	14	2,904	556

140 Notes to Financial Statements

Russell Investment Company LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions Distributions
Russell Strategic Bond Fund	236,955	4,720	121,516	5,365	2,531	1,512
Russell Emerging Markets Fund	176,594	53,800	8,876	378	1,210	3,964
Russell Global Equity Fund	344,435	41,795	20,604	2,664	3,195	4,827
Russell International Developed Markets Fund	345,284	10,200	92,696	18,812	10,018	—
	$2,367,072	$370,191	$385,890	$57,152	$48,196	$32,367
Equity Growth Strategy Fund
Russell Commodity Strategies Fund	$24,777	$590	$30,530	$(4,488)	$—	$2
Russell Global Infrastructure Fund	59,941	10,562	7,506	450	1,972	1,368
Russell Global Real Estate Securities Fund	24,990	4,056	10,456	4,447	1,101	2,373
Russell Multi-Strategy Alternative Fund	49,699	1,646	3,445	47	597	—
Russell U.S. Core Equity Fund	99,887	851	30,480	17,561	720	—
Russell U.S. Defensive Equity Fund	80,125	26,145	8,128	1,138	472	—
Russell U.S. Dynamic Equity Fund	89,904	12,009	14,536	2,135	8,114	3,107
Russell U.S. Small Cap Equity Fund	72,960	30,529	6,081	715	2,460	4,848
Russell Global Opportunistic Credit Fund	79,647	33,672	6,531	14	1,610	298
Russell Emerging Markets Fund	79,188	9,368	6,413	396	706	2,315
Russell Global Equity Fund	159,746	34,472	13,579	2,059	1,355	2,047
Russell International Developed Markets Fund	175,027	6,128	59,560	7,659	5,227	—
	$995,891	$170,028	$197,245	$32,133	$24,334	$16,358
2015 Strategy Fund
Russell Commodity Strategies Fund	$798	$57	$305	$(20)	$—	$—
Russell Global Real Estate Securities Fund	799	186	284	9	30	60
Russell U.S. Core Equity Fund	1,212	142	405	151	9	—
Russell U.S. Defensive Equity Fund	1,596	171	499	172	13	—
Russell U.S. Dynamic Equity Fund	710	198	323	22	72	28
Russell U.S. Small Cap Equity Fund	620	231	317	49	37	72
Russell Investment Grade Bond Fund	5,913	449	1,555	18	42	—
Russell Short Duration Bond Fund	1,774	786	413	1	9	2
Russell Strategic Bond Fund	11,826	989	3,124	38	113	56
Russell Emerging Markets Fund	414	98	201	9	5	16
Russell Global Equity Fund	1,685	230	542	82	20	30
Russell International Developed Markets Fund	2,217	309	818	123	62	—
	$29,564	$3,846	$8,786	$654	$412	$264
2020 Strategy Fund
Russell Commodity Strategies Fund	$5,193	$216	$1,799	$(123)	$—	$—
Russell Global Real Estate Securities Fund	4,884	812	1,127	216	180	358
Russell U.S. Core Equity Fund	9,761	408	2,202	1,844	72	—
Russell U.S. Defensive Equity Fund	10,096	360	1,915	1,482	78	—
Russell U.S. Dynamic Equity Fund	6,182	1,190	2,401	339	653	250
Russell U.S. Small Cap Equity Fund	5,146	1,096	1,345	388	282	556
Russell Investment Grade Bond Fund	26,032	4,847	6,270	(40)	171	—
Russell Strategic Bond Fund	65,075	3,336	15,663	339	622	315
Russell Emerging Markets Fund	3,549	545	1,134	65	39	126
Russell Global Equity Fund	10,413	758	2,606	925	125	190
Russell International Developed Markets Fund	16,276	1,331	4,866	1,072	455	—
	$162,607	$14,899	$41,328	$6,507	$2,677	$1,795
2025 Strategy Fund
Russell Commodity Strategies Fund	$1,483	$98	$545	$(41)	$—	$—
Russell Global Real Estate Securities Fund	1,196	274	353	18	42	81
Russell U.S. Core Equity Fund	3,471	340	1,041	455	26	—
Russell U.S. Defensive Equity Fund	2,693	226	661	272	20	—
Russell U.S. Dynamic Equity Fund	2,383	591	981	112	233	89
Russell U.S. Small Cap Equity Fund	1,480	431	502	75	76	149
Russell Investment Grade Bond Fund	1,984	1,497	485	(10)	9	—
Russell Strategic Bond Fund	15,863	2,233	4,878	30	147	72
Russell Emerging Markets Fund	1,084	239	405	14	11	36
Russell Global Equity Fund	2,977	364	865	212	34	51
Russell International Developed Markets Fund	5,067	684	1,675	305	132	—

				Notes to Financial Statements 141

Russell Investment Company LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions Distributions
	$39,681	$6,977	$12,391	$1,442	$730	$478
2030 Strategy Fund
Russell Commodity Strategies Fund	$7,742	$401	$2,906	$(245)	$—	$—
Russell Global Real Estate Securities Fund	5,448	896	1,336	230	204	410
Russell U.S. Core Equity Fund	18,615	507	3,473	2,839	137	—
Russell U.S. Defensive Equity Fund	11,679	286	1,853	1,625	89	—
Russell U.S. Dynamic Equity Fund	12,402	2,045	3,506	426	1,214	465
Russell U.S. Small Cap Equity Fund	7,639	1,551	2,084	541	427	842
Russell Strategic Bond Fund	46,585	10,095	10,210	(77)	403	191
Russell Emerging Markets Fund	5,368	702	1,520	36	58	189
Russell Global Equity Fund	13,972	804	3,003	1,117	166	251
Russell International Developed Markets Fund	25,647	1,794	6,786	1,379	704	—
	$155,097	$19,081	$36,677	$7,871	$3,402	$2,348
2035 Strategy Fund
Russell Commodity Strategies Fund	$1,605	$263	$618	$(66)	$—	$—
Russell Global Real Estate Securities Fund	1,347	355	407	(2)	49	92
Russell U.S. Core Equity Fund	4,313	425	973	230	34	—
Russell U.S. Defensive Equity Fund	2,162	196	511	100	16	—
Russell U.S. Dynamic Equity Fund	3,114	742	852	40	277	106
Russell U.S. Small Cap Equity Fund	1,750	471	441	28	86	169
Russell Strategic Bond Fund	2,686	511	848	(3)	25	12
Russell Emerging Markets Fund	1,207	318	385	8	12	39
Russell Global Equity Fund	3,097	417	772	98	34	51
Russell International Developed Markets Fund	5,662	891	1,536	144	140	—
	$26,943	$4,589	$7,343	$577	$673	$469
2040 Strategy Fund
Russell Commodity Strategies Fund	$7,440	$494	$2,057	$(173)	$—	$—
Russell Global Real Estate Securities Fund	6,241	1,104	1,358	4	224	436
Russell U.S. Core Equity Fund	19,893	592	2,884	1,637	147	—
Russell U.S. Defensive Equity Fund	9,990	312	1,380	998	75	—
Russell U.S. Dynamic Equity Fund	14,302	2,237	2,944	247	1,311	502
Russell U.S. Small Cap Equity Fund	8,012	1,685	1,688	165	407	802
Russell Strategic Bond Fund	12,436	1,037	2,655	25	116	58
Russell Emerging Markets Fund	5,544	878	1,249	12	55	182
Russell Global Equity Fund	14,305	757	2,295	722	160	242
Russell International Developed Markets Fund	26,162	1,731	4,940	723	666	—
	$124,325	$10,827	$23,450	$4,360	$3,161	$2,222
2045 Strategy Fund
Russell Commodity Strategies Fund	$840	$171	$400	$(34)	$—	$—
Russell Global Real Estate Securities Fund	704	193	258	(5)	25	48
Russell U.S. Core Equity Fund	2,244	269	670	111	17	—
Russell U.S. Defensive Equity Fund	1,128	140	365	43	9	—
Russell U.S. Dynamic Equity Fund	1,615	400	532	29	144	55
Russell U.S. Small Cap Equity Fund	910	272	298	20	45	88
Russell Strategic Bond Fund	1,402	325	571	(6)	13	6
Russell Emerging Markets Fund	629	173	237	2	6	20
Russell Global Equity Fund	1,613	239	497	53	18	27
Russell International Developed Markets Fund	2,947	508	977	87	73	—
	$14,032	$2,690	$4,805	$300	$350	$244
2050 Strategy Fund
Russell Commodity Strategies Fund	$1,078	$209	$434	$(34)	$—	$—
Russell Global Real Estate Securities Fund	905	255	296	(11)	34	64
Russell U.S. Core Equity Fund	2,887	329	700	122	23	—
Russell U.S. Defensive Equity Fund	1,450	162	366	55	12	—
Russell U.S. Dynamic Equity Fund	2,075	513	597	6	191	73
Russell U.S. Small Cap Equity Fund	1,163	363	366	3	59	116
Russell Strategic Bond Fund	1,802	374	576	(4)	17	8
Russell Emerging Markets Fund	807	236	278	—	8	27

142 Notes to Financial Statements

Russell Investment Company LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions Distributions
Russell Global Equity Fund	2,073	314	549	50	23	35
Russell International Developed Markets Fund	3,790	672	1,083	93	97	—
	$18,030	$3,427	$5,245	$280	$464	$323
2055 Strategy Fund
Russell Commodity Strategies Fund	$153	$117	$126	$(10)	$—	$—
Russell Global Real Estate Securities Fund	127	107	93	(5)	4	8
Russell U.S. Core Equity Fund	407	281	273	(4)	3	—
Russell U.S. Defensive Equity Fund	204	141	140	(2)	1	—
Russell U.S. Dynamic Equity Fund	293	231	193	(4)	24	9
Russell U.S. Small Cap Equity Fund	166	142	113	(3)	7	14
Russell Strategic Bond Fund	254	206	190	(1)	2	1
Russell Emerging Markets Fund	114	99	87	(4)	1	3
Russell Global Equity Fund	293	209	195	(4)	3	5
Russell International Developed Markets Fund	535	390	362	(7)	14	—
	$2,546	$1,923	$1,772	$(44)	$59	$40
In Retirement Fund
Russell Commodity Strategies Fund	$1,153	$48	$479	$(38)	$—	$—
Russell Global Real Estate Securities Fund	1,156	217	343	92	44	86
Russell U.S. Core Equity Fund	1,690	141	403	329	13	—
Russell U.S. Defensive Equity Fund	2,312	184	589	437	18	—
Russell U.S. Dynamic Equity Fund	978	218	372	48	95	36
Russell U.S. Small Cap Equity Fund	794	201	252	76	43	84
Russell Investment Grade Bond Fund	8,892	436	2,962	37	64	—
Russell Short Duration Bond Fund	3,557	204	1,179	30	21	5
Russell Strategic Bond Fund	17,784	999	5,586	422	174	87
Russell Emerging Markets Fund	532	88	179	20	6	18
Russell Global Equity Fund	2,490	249	759	256	29	45
Russell International Developed Markets Fund	3,113	295	967	270	83	—
	$44,451	$3,280	$14,070	$1,979	$590	$361

5. Federal Income Taxes

At April 30, 2014, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

				No Expiration
	10/31/2017	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
Moderate Strategy Fund	$—	$ 19,038,058	$—	$—	$—	$19,038,058
Balanced Strategy Fund	—	140,623,060	17,026,526	—	—	157,649,586
Growth Strategy Fund	3,085,558	268,001,981	25,244,054	—	—	296,331,593
Equity Growth Strategy Fund	39,504,656	171,652,158	19,352,964	—	—	230,509,778
2030 Strategy Fund	—	2,221,994	1,098,253	—	—	3,320,247
2040 Strategy Fund	—	22,189	629,168	—	—	651,357

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative	Moderate Strategy	Balanced Strategy
	Strategy Fund	Fund	Fund
Cost of Investments	$482,882,366	$766,704,778	$3,264,551,119
Unrealized Appreciation	$57,866,446	$123,471,432	$462,947,280

Notes to Financial Statements 143

Russell Investment Company LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

	Conservative	Moderate Strategy	Balanced Strategy
	Strategy Fund	Fund	Fund
Unrealized Depreciation	(718,699)	(1,853,141)	(7,700,462)
Net Unrealized Appreciation (Depreciation)	$57,147,747	$121,618,291	$455,246,818
	Growth Strategy	Equity Growth
	Fund	Strategy Fund	2015 Strategy Fund
Cost of Investments	$2,051,766,223	$882,775,526	$24,583,550
Unrealized Appreciation	$324,941,982	$124,959,848	$5,021,712
Unrealized Depreciation	(9,635,851)	(11,844,368)	(40,878)
Net Unrealized Appreciation (Depreciation)	$315,306,131	$113,115,480	$4,980,834
	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund
Cost of Investments	$127,443,905	$31,487,942	$113,279,503
Unrealized Appreciation	$35,634,293	$8,295,764	$42,503,851
Unrealized Depreciation	(470,986)	(102,628)	(686,342)
Net Unrealized Appreciation (Depreciation)	$35,163,307	$8,193,136	$41,817,509
	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund
Cost of Investments	$19,479,302	$84,478,555	$10,133,207
Unrealized Appreciation	$7,501,707	$40,350,113	$3,906,034
Unrealized Depreciation	(38,155)	(503,539)	(7,705)
Net Unrealized Appreciation (Depreciation)	$7,463,552	$39,846,574	$3,898,329
	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
Cost of Investments	$11,978,638	$2,124,457	$35,673,516
Unrealized Appreciation	$6,070,064	$421,674	$8,875,814
Unrealized Depreciation	(18,515)	—	(98,811)
Net Unrealized Appreciation (Depreciation)	$6,051,549	$421,674	$8,777,003

As permitted by tax regulations, the Funds intend to defer a late year ordinary loss incurred from January 1, 2013 to October 31, 2013 and treat it as arising in the fiscal year 2014. As of April 30, 2014, the Funds had deferred ordinary losses as follows:

Equity Growth Fund	$759,988

6. Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a Fund could result in reduced returns or additional borrowing costs. For the period ended April 30, 2014, the Funds did not borrow or loan through the interfund lending program.

7. Record Ownership

As of April 30, 2014, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

144 Notes to Financial Statements

Russell Investment Company LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2014 (Unaudited)

	# of Shareholders	%
2015 Strategy Fund	1		12.7
2020 Strategy Fund	3		49.6
2025 Strategy Fund	2		37.4
2030 Strategy Fund	2		36.5
2035 Strategy Fund	1		14.4
2040 Strategy Fund	2		37.9
2045 Strategy Fund	1		16.9
2050 Strategy Fund	2		35.3
2055 Strategy Fund	1		38.8
In Retirement Fund	1		20.0

8. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against Russell Investment Management Company (“RIMCo”) on behalf of ten funds, some of which are Underlying Funds in which the RIC LifePoints Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves a party to the suit. For this reason, no accrual for litigation relating to this matter has been recorded in the financial statements of these funds. The plaintiffs seek recovery of the amount of compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

9. Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

Notes to Financial Statements 145

Russell Investment Company LifePoints® Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) received proposals from RIMCo at a meeting held on December 4, 2013 to effect Money Manager changes for the Russell U.S. Small Cap Equity Fund and Russell Global Opportunistic Credit Fund, and at that same meeting to effect a Money Manager change for the Russell U.S. Defensive Equity Fund resulting from a Money Manager change of control for one of the Underlying Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Underlying Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Underlying Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its investment advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Underlying Fund assets to the Money Manager. The Trustees also considered their findings at meetings held in person on April 18, 2013 and August 26-27, 2013 (together, the “2013 Agreement Evaluation Meetings”) at which the Board, including all of its members who are not considered to be “interested persons” under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Underlying Funds as to the reasonableness of the aggregate investment advisory fees paid by the Underlying Funds, and the fact that the aggregate investment advisory fees paid by the Underlying Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

The Board received proposals from RIMCo at a meeting held on February 25, 2014 to effect Money Manager changes for the Russell Emerging Markets Fund and Russell Global Infrastructure Fund, and at that same meeting to effect a Money Manager change for the Russell U.S. Small Cap Equity Fund resulting from a Money Manager change of control for one of the Underlying Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Underlying Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Underlying Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its investment advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Underlying Fund assets to the Money Manager. The Trustees also considered their findings at the 2013 Agreement Evaluation Meetings at which the Board, including all of the Independent Trustees, considered and approved the continuation of the RIMCo Agreement and the portfolio management contract with each Money Manager of the Underlying Funds as to the reasonableness of the aggregate investment advisory fees paid by the Underlying Funds, and the fact that the aggregate investment advisory fees paid by the Underlying Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

The Board received a proposal from RIMCo at a meeting held on April 29, 2014 to effect a Money Manager change for the Russell Multi-Strategy Alternative Fund resulting from a Money Manager change of control for one of the Underlying Fund’s Money Managers. In the case of the proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Underlying Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to

146 Basis for Approval of Investment Advisory Contracts

Russell Investment Company LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Underlying Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its investment advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Underlying Fund assets to the Money Manager. The Trustees also considered their findings at the 2013 Agreement Evaluation Meetings at which the Board, including all of the Independent Trustees, considered and approved the continuation of the RIMCo Agreement and the portfolio management contract with each Money Manager of the Underlying Funds as to the reasonableness of the aggregate investment advisory fees paid by the Underlying Funds, and the fact that the aggregate investment advisory fees paid by the Underlying Funds would not increase as a result of the implementation of the proposed Money Manager change because the Money Manager’s investment advisory fees are paid by RIMCo.

Basis for Approval of Investment Advisory Contracts 147

Russell Investment Company LifePoints® Funds

Shareholder Requests for Additional Information — April 30, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

148 Shareholder Requests for Additional Information

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2014 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 37 funds, Russell Investment Funds (“RIF”), which has 9 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Fund.

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INTERESTED TRUSTEES
# Sandra Cavanaugh,	President and Chief	Until successor	•	President and CEO RIC, RIF and	47	None
Born May 10, 1954	Executive Officer since	is chosen and		RET
	2010	qualified by	•	Chairman of the Board, Co-
1301 Second Avenue,		Trustees		President and CEO, Russell
18th Floor	Trustee since 2010			Financial Services, Inc. (“RFS”)
Seattle, WA 98101		Appointed until	•	Chairman of the Board, President
		successor is		and CEO, Russell Fund Services
		duly elected and		Company (“RFSC”)
		qualified	•	Director, RIMCo
			•	Chairman of the Board, President
and CEO, Russell Insurance
Agency, Inc. (“RIA”) (insurance
agency)
			•	May 2009 to December 2009,
Executive Vice President, Retail
Channel, SunTrust Bank
			•	2007 to January 2009, Senior Vice
President, National Sales — Retail
Distribution, JPMorgan Chase/
Washington Mutual, Inc.
(investment company)
*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers 149

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —April 30, 2014 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INTERESTED TRUSTEES (continued)
## Daniel P. Connealy,	Trustee since 2003	Appointed until	•	June 2004 to present, Senior Vice	47	None
Born June 6, 1946		successor is		President and Chief Financial
		duly elected and		Officer, Waddell & Reed Financial,
1301 Second Avenue,		qualified		Inc. (investment company)
18th Floor
Seattle, WA 98101

## Mr. Connealy is an officer of a broker-dealer that distributes shares of the Funds and is therefore classified as an Interested Trustee.
No. of
Portfolios
					in Russell	Other
	Positions(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	•	Senior Vice President, Larco	47	None
Born April 7, 1945		successor is		Investments, Ltd. (real estate firm)
	Chairman of the	duly elected and
1301 Second Avenue,	Investment Committee	qualified
18th Floor	since 2010
Seattle, WA 98101		Appointed until
successor is
duly elected and
qualified

Kristianne Blake,	Trustee since 2000	Appointed until	•	Director and Chairman of the	47	•Director,
Born January 22, 1954		successor is		Audit Committee, Avista Corp		Avista Corp
	Chairman since 2005	duly elected and		(electric utilities)		(electric
1301 Second Avenue,		qualified	•	Regent, University of Washington		utilities);
18th Floor			•	President, Kristianne Gates Blake,		•Director,
Seattle, WA 98101		Annual		P.S. (accounting services)		Ecova (total
			•	Director, Ecova (total energy and		energy and
				sustainability management)		sustainability
management);

* Each Trustee is subject to mandatory retirement at age 72.

150 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —April 30, 2014 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Positions(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES (continued)
			•	Until December 31, 2013, Trustee	47	•Until
				and Chairman of the Operations		December 31,
				Committee, Principal Investors		2013, Trustee,
				Funds and Principal Variable		Principal
				Contracts Funds (investment		Investors Funds
				company)		(investment
			•	From April 2004 through December		company);
				2012, Director, Laird Norton		•Until
				Wealth Management		December 31,
				and Laird Norton Tyee Trust		2013, Trustee
				(investment company)		Principal
Variable
Contracts
Funds
(investment
company)
•From April
2004 through
December
2012, Director,
Laird Norton
Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)

Cheryl Burgermeister,	Trustee since 2012	Appointed until	•	Retired	47	•Trustee and
Born June 26, 1951		successor is	•	Trustee and Chairperson of Audit		Chairperson
		duly elected and		Committee, Select Sector SPDR		of Audit
1301 Second Avenue,		qualified		Funds (investment company)		Committee,
18th Floor						Select Sector
Seattle, WA 98101						SPDR Funds
(investment
company)
•Trustee, ALPS
Series Trust
(investment
company)
* Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers 151

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —April 30, 2014 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES (continued)
Katherine W. Krysty,	Trustee since 2014	Appointed until	•	Retired	47	None
Born December 3, 1951		successor is	•	January 2011 through March 2013,
		duly elected and		President Emerita, Laird Norton
1301 Second Avenue,		qualified		Wealth Management (investment
18th Floor				company)
Seattle, WA 98101			•	April 2003 through December 2010,
Chief Executive Officer of
Laird Norton Wealth
Management (investment
company)

Raymond P. Tennison, Jr.,	Trustee since 2000	Appointed until	•	Retired	47	None
Born December 21, 1955		successor is	•	From January 2008 to
	Chairman of	duly elected and		December 2011, Vice Chairman of
1301 Second Avenue,	the Nominating	qualified		the Board, Simpson Investment
18th Floor	and Governance			Company (paper and forest
Seattle, WA 98101	Committee since	Appointed until		products)
	2007	successor is	•	Until November 2010, President,
		duly elected and		Simpson Investment Company
		qualified		and several additional subsidiary
companies, including Simpson
Timber Company, Simpson Paper
Company and Simpson Tacoma
Kraft Company

Jack R. Thompson,	Trustee since 2005	Appointed until	•	September 2007 to September	47	•Director,
Born March 21, 1949		successor is		2010, Director, Board Chairman		Board Chairman
	Chairman of the	duly elected and		and Chairman of the Audit		and Chairman
1301 Second Avenue,	Audit Committee	qualified		Committee, LifeVantage		of the Audit
18th Floor	since 2012			Corporation (health products		Committee,
Seattle, WA 98101		Appointed until		company)		LifeVantage
		successor is	•	September 2003 to September		Corporation
		duly elected and		2009, Independent Board Chair		until September
		qualified		and Chairman of the Audit		2010 (health
				Committee, Sparx Asia Funds		products
				(investment company)		company);
•Director, Sparx
Asia Funds
until 2009
(investment
company)

* Each Trustee is subject to mandatory retirement at age 72.

152 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —April 30, 2014 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

TRUSTEE EMERITUS
George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	•	Director Emeritus, Frank Russell	47	None
Born July 3, 1932	Chairman Emeritus	or removal		Company (investment consultant
	since 1999			to institutional investors (“FRC”))
1301 Second Avenue,				and RIMCo
18th Floor, Seattle, WA			•	Chairman Emeritus, RIC and
98101				RIF; Russell Implementation
Services Inc. (broker-dealer and
investment adviser (“RIS”));
Russell 20-20 Association
(non-profit corporation); and
Russell Trust Company
(non-depository trust company
(“RTC”))
			•	Chairman, Sunshine Management
Services, LLC (investment adviser)

Positions(s) Held
Name,	With Fund and	Term		Principal Occupation(s)
Age,	Length of	of		During the
Address	Time Served	Office		Past 5 Years

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	•	Chief Compliance Officer, RIC, RIF and RET
Born December 16, 1966	Officer since 2005	by Independent	•	Chief Compliance Officer, RFSC and U.S. One Inc.
		Trustees	•	2005 to 2011, Chief Compliance Officer, RIMCo
1301 Second Avenue,
18th Floor
Seattle, WA 98101

Sandra Cavanaugh,	President and Chief	Until successor	•	CEO, U.S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	•	President and CEO, RIC, RIF and RET
	since 2010	qualified by	•	Chairman of the Board, Co-President and CEO, RFS
1301 Second Avenue,		Trustees	•	Chairman of the Board, President and CEO, RFSC
18th Floor			•	Director, RIMCo
Seattle, WA 98101			•	Chairman of the Board, President and CEO, RIA
			•	May 2009 to December 2009, Executive Vice President, Retail
Channel, SunTrust Bank
			•	2007 to January 2009, Senior Vice President, National Sales —
Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

Disclosure of Information about Fund Trustees and Officers 153

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —April 30, 2014 (Unaudited)

Positions(s) Held
Name,	With Fund and	Term		Principal Occupation(s)
Age,	Length of	of		During the
Address	Time Served	Office		Past 5 Years

OFFICERS (continued)

Mark E. Swanson,	Treasurer and Chief	Until successor	•	Treasurer, Chief Accounting Officer and CFO, RIC, RIF and
Born November 26, 1963	Accounting Officer	is chosen and		RET
	since 1998	qualified by	•	Director, RIMCo, RFSC, Russell Trust Company (“RTC”)
1301 Second Avenue,		Trustees		and RFS
18th Floor			•	Global Head of Fund Services, Russell Investments
Seattle, WA 98101			•	October 2011 to December 2013, Head of North America
Operations Russell Investments
			•	May 2009 to October 2011, Global Head of Fund Operations,
Russell Investments
			•	1999 to May 2009, Director, Fund Administration

Jeffrey T. Hussey,	Chief Investment	Until removed by	•	Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	•	Chief Investment Officer, RIC, RIF and RET
			•	Chairman of the Board, President and CEO, RIMCo
1301 Second Avenue,			•	Director, RTC, RIS and Russell Investments Delaware, Inc.
18th Floor			•	Board of Managers, Russell Institutional Funds
Seattle WA 98101				Management, Inc.
			•	2003 to 2013, Chief Investment Officer, Fixed Income,
Russell Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	•	Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	•	Secretary, RIMCo, RFSC and RFS
		qualified by	•	Secretary and Chief Legal Officer, RIC, RIF and RET
1301 Second Avenue,		Trustees	•	Assistant Secretary, RFS, RIA and U.S. One Inc.
18th Floor			•	1999 to 2010 Assistant Secretary, RIC and RIF
Seattle, WA 98101

154 Disclosure of Information about Fund Trustees and Officers

LifePoints® Funds

Russell Investment Company

1301 Second Avenue, Seattle, Washington 98101
(800) 787-7354

Interested Trustees	Administrator and Transfer and Dividend Disbursing
Sandra Cavanaugh	Agent
Daniel P. Connealy	Russell Fund Services Company
Independent Trustees	1301 Second Avenue
Thaddas L. Alston	Seattle, WA 98101
Kristianne Blake	Custodian
Cheryl Burgermeister	State Street Bank and Trust Company
Katherine W. Krysty	1200 Crown Colony Drive
Raymond P. Tennison, Jr.	Crown Colony Office Park
Jack R. Thompson	Quincy, MA 02169
Trustee Emeritus	Office of Shareholder Inquiries
George F. Russell, Jr.	1301 Second Avenue
Officers	Seattle, WA 98101
Sandra Cavanaugh, President and Chief Executive Officer	(800) 787-7354
Cheryl Wichers, Chief Compliance Officer	Legal Counsel
Jeffrey T. Hussey, Chief Investment Officer	Dechert LLP
Mark E. Swanson, Treasurer and Chief Accounting Officer	One International Place, 40th Floor
Mary Beth R. Albaneze, Secretary	100 Oliver Street
Adviser	Boston, MA 02110
Russell Investment Management Company	Distributor
1301 Second Avenue	Russell Financial Services, Inc.
Seattle, WA 98101	1301 Second Avenue
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser and Service Providers 155

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495

www.	russell.com

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: _/s/ Sandra Cavanaugh__________________________________________________ Sandra Cavanaugh President, Principal Executive Officer and Chief Executive Officer

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: __/s/ Sandra Cavanaugh_______________________________________________ Sandra Cavanaugh President, Principal Executive Officer and Chief Executive Officer

Date: July 1, 2014

By: _/s/ Mark E. Swanson__________________________________________________ Mark E. Swanson Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: July 1, 2014